UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Christopher Madden Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Morgan, Lewis & Bockius LLP
One Lincoln Street/CPH0326	2020 K Street NW
Boston, MA 02111	Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

Quarterly Report

September 30, 2015

SPDR Series Trust

Equity Funds

Fixed Income Funds

TABLE OF CONTENTS

SPDR Russell 3000® ETF (THRK)	2
SPDR Russell 1000® ETF (ONEK)	26
SPDR Russell 2000® ETF (TWOK)	37
SPDR S&P® 500 Buyback ETF (SPYB)	57
SPDR S&P 500 Growth ETF (SPYG)	59
SPDR S&P 500 Value ETF (SPYV)	64
SPDR Russell Small Cap Completeness ETF (RSCO)	69
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	93
SPDR S&P 400 Mid Cap Value ETF (MDYV)	97
SPDR S&P 600 Small Cap ETF (SLY)	101
SPDR S&P 600 Small Cap Growth ETF (SLYG)	108
SPDR S&P 600 Small Cap Value ETF (SLYV)	113
SPDR Global Dow ETF (DGT)	119
SPDR Dow Jones REIT ETF (RWR)	122
SPDR S&P Bank ETF (KBE)	124
SPDR S&P Capital Markets ETF (KCE)	125
SPDR S&P Insurance ETF (KIE)	126
SPDR S&P Regional Banking ETF (KRE)	127
SPDR Morgan Stanley Technology ETF (MTK)	129
SPDR S&P Dividend ETF (SDY)	130
SPDR S&P Aerospace & Defense ETF (XAR)	132
SPDR S&P Biotech ETF (XBI)	133
SPDR S&P Health Care Equipment ETF (XHE)	135
SPDR S&P Health Care Services ETF (XHS)	136
SPDR S&P Homebuilders ETF (XHB)	137
SPDR S&P Metals & Mining ETF (XME)	138
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	139
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	140
SPDR S&P Pharmaceuticals ETF (XPH)	141
SPDR S&P Retail ETF (XRT)	142
SPDR S&P Semiconductor ETF (XSD)	144
SPDR S&P Software & Services ETF (XSW)	145
SPDR S&P Telecom ETF (XTL)	147
SPDR S&P Transportation ETF (XTN)	148
SPDR S&P 1500 Value Tilt ETF (VLU)	149
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	163
SPDR Russell 1000 Low Volatility ETF (LGLV)	177
SPDR Russell 2000 Low Volatility ETF (SMLV)	179
SPDR MSCI USA Quality Mix ETF (QUS)	184
SPDR Wells Fargo® Preferred Stock ETF (PSK)	191
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	193
SPDR Barclays TIPS ETF (IPE)	194

SPDR Barclays 0-5 Year TIPS ETF (SIPE)	195
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	196
SPDR Barclays Short Term Treasury ETF (SST)	197
SPDR Barclays Intermediate Term Treasury ETF (ITE)	199
SPDR Barclays Long Term Treasury ETF (TLO)	201
SPDR Barclays Short Term Corporate Bond ETF (SCPB)	202
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	217
SPDR Barclays Long Term Corporate Bond ETF (LWC)	250
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	267
SPDR Barclays Convertible Securities ETF (CWB)	281
SPDR Barclays Mortgage Backed Bond ETF (MBG)	284
SPDR Barclays Aggregate Bond ETF (LAG)	287
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	317
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	329
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	332
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	334
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	345
SPDR Nuveen Barclays Build America Bond ETF (BABS)	355
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	359
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	361
SPDR Barclays International Treasury Bond ETF (BWX)	365
SPDR Barclays International Corporate Bond ETF (IBND)	373
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	381
SPDR Barclays International High Yield Bond ETF (IJNK)	385
SPDR Barclays High Yield Bond ETF (JNK)	389
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	403
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	413
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	420
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)	424

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.5%
AAR Corp.	452	$8,574
Aerojet Rocketdyne Holdings, Inc. (a)	648	10,485
Aerovironment, Inc. (a)(b)	200	4,008
American Science & Engineering, Inc. (b)	102	3,627
Astronics Corp. (a)	184	7,439
Astronics Corp. (Class B) (a)(b)	28	1,140
B/E Aerospace, Inc.	1,083	47,544
Boeing Co.	7,771	1,017,612
BWX Technologies, Inc.	1,245	32,818
Cubic Corp.	252	10,569
Curtiss-Wright Corp.	498	31,085
DigitalGlobe, Inc. (a)	850	16,167
Ducommun, Inc. (a)	98	1,967
Engility Holdings, Inc.	172	4,434
Esterline Technologies Corp. (a)	350	25,162
General Dynamics Corp.	3,250	448,337
HEICO Corp.	208	10,167
HEICO Corp. (Class A)	413	18,754
Hexcel Corp.	1,099	49,301
Honeywell International, Inc.	8,795	832,799
Huntington Ingalls Industries, Inc.	559	59,897
Keyw Holding Corp. (a)(b)	350	2,153
KLX, Inc. (a)	534	19,085
Kratos Defense & Security Solutions, Inc. (a)(b)	443	1,869
L-3 Communications Holdings, Inc.	997	104,206
Lockheed Martin Corp.	3,011	624,210
Moog, Inc. (Class A) (a)	498	26,927
National Presto Industries, Inc.	68	5,730
Northrop Grumman Corp.	2,228	369,737
Orbital ATK, Inc.	640	45,997
Precision Castparts Corp.	1,550	356,051
Raytheon Co.	3,427	374,434
Rockwell Collins, Inc.	1,479	121,041
Spirit Aerosystems Holdings, Inc. (Class A) (a)	1,608	77,731
TASER International, Inc. (a)(b)	550	12,114
Teledyne Technologies, Inc. (a)	400	36,120
Textron, Inc.	3,036	114,275
TransDigm Group, Inc. (a)	600	127,446
Triumph Group, Inc.	550	23,144
United Technologies Corp.	10,066	895,773
Vectrus, Inc. (a)	119	2,623

		5,982,552

AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	550	4,702
Atlas Air Worldwide Holdings, Inc. (a)	300	10,368
C.H. Robinson Worldwide, Inc.	1,731	117,327
Echo Global Logistics, Inc. (a)	200	3,920
Expeditors International of Washington, Inc.	2,294	107,933
FedEx Corp.	3,208	461,888
Forward Air Corp.	307	12,737
HUB Group, Inc. (Class A) (a)	400	14,564
Park-Ohio Holdings Corp.	102	2,944
United Parcel Service, Inc. (Class B)	7,982	787,744
UTI Worldwide, Inc. (a)(b)	978	4,489
XPO Logistics, Inc. (a)(b)	624	14,870

		1,543,486

AIRLINES — 0.7%
Alaska Air Group, Inc.	1,602	127,279
Allegiant Travel Co. (b)	150	32,438
American Airlines Group, Inc.	7,933	308,038
Copa Holdings SA (Class A) (b)	402	16,856
Delta Air Lines, Inc.	9,434	423,304
Hawaiian Holdings, Inc. (a)(b)	550	13,574
JetBlue Airways Corp. (a)(b)	3,499	90,169
Republic Airways Holdings, Inc. (a)(b)	552	3,191
SkyWest, Inc.	550	9,174
Southwest Airlines Co.	7,936	301,885
Spirit Airlines, Inc. (a)	860	40,678
United Continental Holdings, Inc. (a)	4,402	233,526
Virgin America, Inc. (a)(b)	309	10,577

		1,610,689

AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	764	15,234
BorgWarner, Inc.	2,528	105,139
Cooper Tire & Rubber Co.	698	27,578
Cooper-Standard Holding, Inc. (a)(b)	150	8,700
Dana Holding Corp. (b)	2,011	31,935
Delphi Automotive PLC	3,198	243,176
Dorman Products, Inc. (a)(b)	300	15,267
Drew Industries, Inc.	252	13,762
Gentex Corp.	3,159	48,964
Gentherm, Inc. (a)	350	15,722
Goodyear Tire & Rubber Co.	3,264	95,733
Horizon Global Corp. (a)	242	2,134
Johnson Controls, Inc.	7,569	313,054
Lear Corp.	947	103,015
Modine Manufacturing Co. (a)	517	4,069
Remy International, Inc.	327	9,565
Standard Motor Products, Inc.	252	8,790
Stoneridge, Inc. (a)	298	3,677
Superior Industries International, Inc. (b)	252	4,707
Tenneco, Inc. (a)	648	29,011
Tower International, Inc. (a)	252	5,988
Visteon Corp. (a)	550	55,682

		1,160,902

AUTOMOBILES — 0.7%
Ford Motor Co.	43,888	595,560
General Motors Co.	18,144	544,683
Harley-Davidson, Inc. (b)	2,452	134,615
Tesla Motors, Inc. (a)(b)	1,155	286,902
Thor Industries, Inc.	453	23,465
Winnebago Industries, Inc. (b)	298	5,707

		1,590,932

BANKS — 5.9%
1st Source Corp.	164	5,051
Ameris Bancorp	300	8,625
Ames National Corp. (b)	98	2,247
Associated Banc-Corp.	1,844	33,137
Bancfirst Corp.	102	6,436
Banco Latinoamericano de Comercio Exterior SA (b)	298	6,899

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Bancorp, Inc. (a)(b)	350	$2,667
BancorpSouth, Inc.	1,048	24,911
Bank of America Corp.	118,126	1,840,403
Bank of Hawaii Corp. (b)	476	30,221
Bank of Marin Bancorp	102	4,895
Bank of the Ozarks, Inc. (b)	905	39,603
BankUnited, Inc.	1,099	39,289
Banner Corp.	209	9,984
BB&T Corp.	8,526	303,526
BBCN Bancorp, Inc.	836	12,557
Berkshire Hills Bancorp, Inc.	299	8,234
BNC Bancorp	200	4,446
BOK Financial Corp. (b)	300	19,413
Boston Private Financial Holdings, Inc.	848	9,922
Bridge Bancorp, Inc. (b)	98	2,618
Bryn Mawr Bank Corp. (b)	150	4,660
Camden National Corp.	102	4,121
Capital Bank Financial Corp. (Class A) (a)	300	9,069
Cardinal Financial Corp.	298	6,857
Cathay General Bancorp	816	24,447
Centerstate Banks, Inc.	321	4,719
Central Pacific Financial Corp.	252	5,284
Chemical Financial Corp.	298	9,640
CIT Group, Inc.	2,220	88,867
Citigroup, Inc.	34,144	1,693,884
Citizens & Northern Corp. (b)	98	1,913
Citizens Financial Group, Inc.	3,461	82,579
City Holding Co.	150	7,395
City National Corp.	498	43,854
CNB Financial Corp.	98	1,781
CoBiz Financial, Inc.	400	5,204
Columbia Banking System, Inc.	591	18,445
Comerica, Inc.	2,057	84,543
Commerce Bancshares, Inc. (b)	892	40,640
Community Bank System, Inc. (b)	452	16,801
Community Trust Bancorp, Inc.	192	6,818
Cullen/Frost Bankers, Inc. (b)	600	38,148
Customers Bancorp, Inc. (a)	259	6,656
CVB Financial Corp. (b)	1,003	16,750
Eagle Bancorp, Inc. (a)	252	11,466
East West Bancorp, Inc.	1,658	63,700
Enterprise Financial Services Corp.	200	5,034
F.N.B. Corp.	1,578	20,435
FCB Financial Holdings, Inc. (Class A) (a)	309	10,080
Fifth Third Bancorp	9,599	181,517
Financial Institutions, Inc.	150	3,717
First Bancorp	196	3,332
First BanCorp- Puerto Rico (a)	801	2,852
First Busey Corp.	266	5,285
First Citizens BancShares, Inc. (Class A)	102	23,052
First Commonwealth Financial Corp.	1,099	9,990
First Community Bancshares, Inc.	200	3,580
First Connecticut Bancorp, Inc.	200	3,224
First Financial Bancorp	641	12,230
First Financial Bankshares, Inc. (b)	698	22,182
First Financial Corp.	98	3,170
First Horizon National Corp. (b)	2,678	37,974
First Interstate Bancsystem, Inc.	200	5,568
First Merchants Corp.	335	8,784
First Midwest Bancorp, Inc.	890	15,611
First Niagara Financial Group, Inc.	3,904	39,860
First of Long Island Corp. (b)	158	4,271
First Republic Bank	1,500	94,155
FirstMerit Corp.	1,794	31,700
Flushing Financial Corp.	350	7,007
Fulton Financial Corp.	2,149	26,003
German American Bancorp, Inc.	150	4,390
Glacier Bancorp, Inc.	801	21,138
Great Southern Bancorp, Inc. (b)	98	4,243
Great Western Bancorp, Inc.	413	10,478
Hancock Holding Co. (b)	950	25,697
Hanmi Financial Corp.	350	8,820
Heartland Financial USA, Inc.	150	5,443
Heritage Financial Corp.	305	5,740
Hilltop Holdings, Inc. (a)	648	12,837
Home Bancshares, Inc. (b)	498	20,169
HomeTrust Bancshares, Inc. (a)	252	4,675
Huntington Bancshares, Inc.	9,189	97,403
IBERIABANK Corp.	498	28,989
Independent Bank Corp.-Massachusetts	261	12,032
International Bancshares Corp.	542	13,566
Investors Bancorp, Inc.	3,964	48,916
JPMorgan Chase & Co.	41,586	2,535,498
KeyCorp	10,140	131,921
Lakeland Bancorp, Inc.	340	3,777
Lakeland Financial Corp.	200	9,030
LegacyTexas Financial Group, Inc.	452	13,777
M&T Bank Corp. (b)	1,512	184,388
MainSource Financial Group, Inc.	252	5,131
MB Financial, Inc.	707	23,076
Metro Bancorp, Inc.	150	4,408
National Bank Holdings Corp. (Class A)	600	12,318
National Bankshares, Inc. (b)	102	3,173
National Penn Bancshares, Inc.	1,285	15,099
NBT Bancorp, Inc. (b)	443	11,934
OFG Bancorp	498	4,348
Old National Bancorp	1,319	18,374
Pacific Continental Corp.	200	2,662
PacWest Bancorp (b)	1,032	44,180
Park National Corp. (b)	98	8,842
Park Sterling Corp.	443	3,012
People’s United Financial, Inc. (b)	3,637	57,210
Peoples Bancorp, Inc. (b)	98	2,037
Pinnacle Financial Partners, Inc.	400	19,764
PNC Financial Services Group, Inc.	5,966	532,167
Popular, Inc. (b)	1,160	35,067
Preferred Bank	98	3,097
PrivateBancorp, Inc.	698	26,754
Prosperity Bancshares, Inc. (b)	648	31,823
Regions Financial Corp.	15,513	139,772
Renasant Corp.	600	19,710
Republic Bancorp, Inc. (Class A)	98	2,406
S&T Bancorp, Inc. (b)	298	9,721
Sandy Spring Bancorp, Inc.	270	7,069
ServisFirst Bancshares, Inc.	206	8,555
Signature Bank (a)	601	82,674
Simmons First National Corp. (Class A) (b)	202	9,682

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

South State Corp.	259	$19,909
Southside Bancshares, Inc.	283	7,797
Southwest Bancorp, Inc.	200	3,282
State Bank Financial Corp. (b)	350	7,238
Sterling Bancorp	1,318	19,599
Stock Yards Bancorp, Inc. (b)	150	5,452
Suffolk Bancorp	98	2,677
SunTrust Banks, Inc.	5,928	226,687
SVB Financial Group (a)	601	69,440
Synovus Financial Corp.	1,631	48,278
Talmer Bancorp, Inc. (Class A)	619	10,306
TCF Financial Corp.	1,794	27,197
Texas Capital Bancshares, Inc. (a)(b)	452	23,694
Tompkins Financial Corp. (b)	150	8,004
TowneBank	435	8,200
Trico Bancshares	150	3,686
Trustmark Corp. (b)	759	17,586
U.S. Bancorp	18,683	766,190
UMB Financial Corp. (b)	456	23,169
Umpqua Holdings Corp. (b)	2,821	45,982
Union Bankshares Corp.	715	17,160
United Bankshares, Inc. (b)	689	26,175
United Community Banks, Inc.	496	10,138
Univest Corp. of Pennsylvania	200	3,844
Valley National Bancorp (b)	2,459	24,197
Washington Trust Bancorp, Inc. (b)	150	5,767
Webster Financial Corp.	1,001	35,666
Wells Fargo & Co.	52,392	2,690,329
WesBanco, Inc.	300	9,435
West Bancorporation, Inc. (b)	150	2,813
Westamerica Bancorp. (b)	124	5,511
Western Alliance Bancorp (a)	804	24,691
Wilshire Bancorp, Inc.	703	7,389
Wintrust Financial Corp.	607	32,432
Yadkin Financial Corp.	150	3,224
Zions Bancorporation	2,510	69,125

		13,953,199

BEVERAGES — 1.9%
Boston Beer Co., Inc. (Class A) (a)(b)	102	21,482
Brown-Forman Corp. (Class A) (b)	309	33,060
Brown-Forman Corp. (Class B)	1,442	139,730
Coca-Cola Co.	44,198	1,773,224
Coca-Cola Enterprises, Inc.	2,540	122,809
Coca-Cola Hellenic Bottling Co. (b)	52	10,056
Constellation Brands, Inc. (Class A)	1,784	223,375
Dr. Pepper Snapple Group, Inc.	2,230	176,281
Molson Coors Brewing Co. (Class B)	1,532	127,187
Monster Beverage Corp. (a)	1,694	228,927
National Beverage Corp. (a)(b)	98	3,011
PepsiCo, Inc.	16,647	1,569,812

		4,428,954

BIOTECHNOLOGY — 3.7%
AbbVie, Inc.	18,487	1,005,878
ACADIA Pharmaceuticals, Inc. (a)(b)	801	26,489
Achillion Pharmaceuticals, Inc. (a)(b)	1,048	7,242
Acorda Therapeutics, Inc. (a)(b)	444	11,770
Aegerion Pharmaceuticals, Inc. (a)(b)	298	4,053
Agios Pharmaceuticals, Inc. (a)(b)	313	22,095
Alder Biopharmaceuticals, Inc. (a)	206	6,749
Alexion Pharmaceuticals, Inc. (a)	2,370	370,644
Alkermes PLC (a)(b)	1,587	93,109
Alnylam Pharmaceuticals, Inc. (a)(b)	845	67,904
AMAG Pharmaceuticals, Inc. (a)	432	17,163
Amgen, Inc.	8,547	1,182,221
Amicus Therapeutics, Inc. (a)(b)	1,032	14,438
Anacor Pharmaceuticals, Inc. (a)	413	48,614
Applied Genetic Technologies Corp. (a)	652	8,567
Arena Pharmaceuticals, Inc. (a)(b)	2,399	4,582
ARIAD Pharmaceuticals, Inc. (a)(b)	2,049	11,966
Array BioPharma, Inc. (a)(b)	1,299	5,923
Arrowhead Research Corp. (a)(b)	810	4,666
Atara Biotherapeutics, Inc. (a)(b)	206	6,477
Baxalta, Inc.	6,066	191,140
BioCryst Pharmaceuticals, Inc. (a)	801	9,131
Biogen, Inc. (a)	2,647	772,421
BioMarin Pharmaceutical, Inc. (a)	1,835	193,262
Bluebird Bio, Inc. (a)	416	35,589
Celgene Corp. (a)	9,024	976,126
Celldex Therapeutics, Inc. (a)(b)	1,210	12,753
Cepheid, Inc. (a)(b)	750	33,900
Chelsea Therapeutics International, Ltd. (c)	1,096	0
ChemoCentryx, Inc. (a)(b)	300	1,815
Chimerix, Inc. (a)(b)	608	23,226
Clovis Oncology, Inc. (a)	248	22,806
Coherus Biosciences, Inc. (a)(b)	400	8,016
Cytokinetics, Inc. (a)	300	2,007
CytRx Corp. (a)(b)	3,949	9,359
Dyax Corp. (a)	1,923	36,710
Dynavax Technologies Corp. (a)	198	4,859
Eagle Pharmaceuticals, Inc. (a)(b)	103	7,625
Emergent Biosolutions, Inc. (a)(b)	298	8,490
Enanta Pharmaceuticals, Inc. (a)(b)	206	7,445
Epizyme, Inc. (a)(b)	309	3,974
Esperion Therapeutics, Inc. (a)(b)	103	2,430
Exact Sciences Corp. (a)(b)	1,008	18,134
Exelixis, Inc. (a)(b)	1,998	11,209
FibroGen, Inc. (a)	516	11,311
Galena Biopharma, Inc. (a)(b)	4,444	7,022
Genomic Health, Inc. (a)(b)	200	4,232
Geron Corp. (a)(b)	1,393	3,845
Gilead Sciences, Inc.	16,579	1,627,892
Halozyme Therapeutics, Inc. (a)(b)	1,001	13,443
Heron Therapeutics, Inc. (a)(b)	309	7,540
Idera Pharmaceuticals, Inc. (a)(b)	4,244	14,217
ImmunoGen, Inc. (a)	1,010	9,696
Immunomedics, Inc. (a)(b)	801	1,378
Incyte Corp. (a)	1,783	196,718
Infinity Pharmaceuticals, Inc. (a)(b)	498	4,208
Inovio Pharmaceuticals, Inc. (a)(b)	1,194	6,901
Insmed, Inc. (a)(b)	1,020	18,941
Insys Therapeutics, Inc. (a)(b)	309	8,794
Intercept Pharmaceuticals, Inc. (a)(b)	152	25,211
Intrexon Corp. (a)(b)	400	12,720
Ironwood Pharmaceuticals, Inc. (a)(b)	1,051	10,951
Isis Pharmaceuticals, Inc. (a)(b)	1,264	51,091
Keryx Biopharmaceuticals, Inc. (a)(b)	899	3,164
Kite Pharma, Inc. (a)(b)	309	17,205
KYTHERA Biopharmaceuticals, Inc. (a)	304	22,794

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Lexicon Pharmaceuticals, Inc. (a)(b)	1,485	$15,949
Ligand Pharmaceuticals, Inc. (Class B) (a)	200	17,130
MacroGenics, Inc. (a)	309	6,619
MannKind Corp. (a)(b)	2,553	8,195
Medivation, Inc. (a)	1,692	71,910
Merrimack Pharmaceuticals, Inc. (a)(b)	1,001	8,519
MiMedx Group, Inc. (a)(b)	899	8,675
Momenta Pharmaceuticals, Inc. (a)	498	8,172
Myriad Genetics, Inc. (a)(b)	877	32,870
Navidea Biopharmaceuticals, Inc. (a)(b)	1,299	2,962
Neurocrine Biosciences, Inc. (a)	862	34,299
NewLink Genetics Corp. (a)(b)	532	19,067
Novavax, Inc. (a)(b)	2,980	21,069
OncoMed Pharmaceuticals, Inc. (a)(b)	648	10,750
Ophthotech Corp. (a)(b)	309	12,521
OPKO Health, Inc. (a)(b)	3,433	28,872
Orexigen Therapeutics, Inc. (a)(b)	1,051	2,218
Organovo Holdings, Inc. (a)(b)	1,500	4,020
OvaScience, Inc. (a)(b)	206	1,749
PDL BioPharma, Inc. (b)	3,988	20,060
Peregrine Pharmaceuticals, Inc. (a)(b)	16,517	16,847
Portola Pharmaceuticals, Inc. (a)	511	21,779
Progenics Pharmaceuticals, Inc. (a)(b)	2,894	16,554
Prothena Corp. PLC (a)	600	27,204
PTC Therapeutics, Inc. (a)(b)	400	10,680
Puma Biotechnology, Inc. (a)	252	18,991
Radius Health, Inc. (a)	309	21,417
Raptor Pharmaceutical Corp. (a)	1,751	10,594
Regeneron Pharmaceuticals, Inc. (a)	901	419,091
Repligen Corp. (a)	350	9,747
Retrophin, Inc. (a)	309	6,260
Rigel Pharmaceuticals, Inc. (a)(b)	950	2,346
Sage Therapeutics, Inc. (a)	103	4,359
Sangamo Biosciences, Inc. (a)(b)	1,448	8,167
Sarepta Therapeutics, Inc. (a)(b)	327	10,500
Seattle Genetics, Inc. (a)(b)	1,099	42,377
Spectrum Pharmaceuticals, Inc. (a)(b)	647	3,869
Stemline Therapeutics, Inc. (a)(b)	1,150	10,154
Synergy Pharmaceuticals, Inc. (a)(b)	848	4,494
Synta Pharmaceuticals Corp. (a)	452	786
TESARO, Inc. (a)(b)	150	6,015
Threshold Pharmaceuticals, Inc. (a)(b)	498	2,027
Ultragenyx Pharmaceutical, Inc. (a)	413	39,776
United Therapeutics Corp. (a)(b)	498	65,358
Vanda Pharmaceuticals, Inc. (a)(b)	298	3,361
Verastem, Inc. (a)(b)	1,602	2,868
Vertex Pharmaceuticals, Inc. (a)	2,735	284,823
XOMA Corp. (a)(b)	648	487
ZIOPHARM Oncology, Inc. (a)(b)	1,124	10,127

		8,808,935

BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	848	55,281
AAON, Inc. (b)	444	8,605
Advanced Drainage Systems, Inc. (b)	413	11,948
Allegion PLC	1,117	64,406
American Woodmark Corp. (a)	98	6,357
Apogee Enterprises, Inc.	298	13,306
Armstrong World Industries, Inc. (a)	498	23,775
Builders FirstSource, Inc. (a)	495	6,277
Continental Building Products, Inc. (a)	309	6,347
Fortune Brands Home & Security, Inc. (b)	1,833	87,013
Gibraltar Industries, Inc. (a)	350	6,422
Griffon Corp.	443	6,986
Insteel Industries, Inc.	200	3,216
Lennox International, Inc.	550	62,331
Masco Corp.	3,938	99,159
Masonite International Corp. (a)	298	18,053
NCI Building Systems, Inc. (a)	252	2,664
Nortek, Inc. (a)(b)	98	6,204
Owens Corning	1,299	54,441
PGT, Inc. (a)	350	4,298
Ply Gem Holdings, Inc. (a)(b)	150	1,755
Quanex Building Products Corp.	386	7,014
Simpson Manufacturing Co., Inc.	435	14,568
Trex Co., Inc. (a)	400	13,332
Universal Forest Products, Inc.	252	14,535
USG Corp. (a)(b)	883	23,505

		621,798

CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc. (a)	616	105,330
Ameriprise Financial, Inc.	2,085	227,536
Arlington Asset Investment Corp. (Class A) (b)	150	2,108
Artisan Partners Asset Management, Inc. (b)	298	10,499
Ashford, Inc. (a)	5	317
Bank of New York Mellon Corp.	12,965	507,580
BGC Partners, Inc. (Class A)	1,399	11,500
BlackRock, Inc.	1,442	428,952
Calamos Asset Management, Inc. (Class A)	252	2,389
Charles Schwab Corp.	12,609	360,113
Cohen & Steers, Inc.	200	5,490
Cowen Group, Inc. (Class A) (a)(b)	1,048	4,779
Diamond Hill Investment Group, Inc.	52	9,674
E*TRADE Financial Corp. (a)	3,143	82,755
Eaton Vance Corp.	1,323	44,215
Evercore Partners, Inc. (Class A)	350	17,584
Federated Investors, Inc. (Class B) (b)	988	28,553
Financial Engines, Inc. (b)	550	16,209
Franklin Resources, Inc.	4,518	168,341
GAMCO Investors, Inc. (Class A)	102	5,600
Goldman Sachs Group, Inc.	4,899	851,250
Greenhill & Co., Inc.	298	8,484
HFF, Inc. (Class A)	350	11,816
Interactive Brokers Group, Inc. (Class A) (b)	498	19,656
INTL. FCStone, Inc. (a)	192	4,740
Invesco, Ltd.	4,903	153,121
Investment Technology Group, Inc.	400	5,336
Janus Capital Group, Inc. (b)	1,632	22,195
KCG Holdings, Inc. (Class A) (a)	770	8,447
Ladenburg Thalmann Financial Services, Inc. (a)(b)	1,150	2,427
Lazard, Ltd. (Class A)	1,393	60,317
Legg Mason, Inc.	1,242	51,680
LPL Investment Holdings, Inc. (b)	950	37,781
Morgan Stanley	17,061	537,421

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Northern Trust Corp.	2,653	$180,828
NorthStar Asset Management Group, Inc.	1,993	28,619
Piper Jaffray Co., Inc. (a)	200	7,234
Raymond James Financial, Inc.	1,314	65,214
Safeguard Scientifics, Inc. (a)	252	3,916
SEI Investments Co.	1,575	75,962
State Street Corp. (d)	4,773	320,793
Stifel Financial Corp. (a)	721	30,354
T. Rowe Price Group, Inc.	2,945	204,677
TD Ameritrade Holding Corp.	2,961	94,278
Virtus Investment Partners, Inc. (b)	102	10,251
Waddell & Reed Financial, Inc. (Class A)	950	33,031
Westwood Holdings Group, Inc.	102	5,544
WisdomTree Investments, Inc. (b)	1,099	17,727

		4,892,623

CHEMICALS — 2.2%
A. Schulman, Inc.	298	9,676
Air Products & Chemicals, Inc.	2,392	305,171
Airgas, Inc.	849	75,841
Albemarle Corp.	1,356	59,800
American Vanguard Corp. (b)	298	3,445
Ashland, Inc.	888	89,351
Axalta Coating Systems, Ltd. (a)(b)	1,135	28,761
Axiall Corp.	750	11,767
Balchem Corp. (b)	298	18,109
Cabot Corp.	671	21,177
Calgon Carbon Corp.	579	9,021
Celanese Corp. (Series A) (b)	1,736	102,719
CF Industries Holdings, Inc.	2,734	122,757
Chemours Co.	2,044	13,225
Chemtura Corp. (a)	867	24,814
Cytec Industries, Inc.	888	65,579
Dow Chemical Co.	12,799	542,678
E. I. du Pont de Nemours & Co.	10,222	492,700
Eastman Chemical Co.	1,709	110,606
Ecolab, Inc.	2,980	326,966
Ferro Corp. (a)	801	8,771
Flotek Industries, Inc. (a)(b)	498	8,317
FMC Corp. (b)	1,521	51,577
FutureFuel Corp.	252	2,490
H.B. Fuller Co.	550	18,667
Hawkins, Inc. (b)	98	3,773
Huntsman Corp.	2,149	20,824
Innophos Holdings, Inc.	252	9,989
Innospec, Inc.	300	13,953
International Flavors & Fragrances, Inc.	899	92,831
Intrepid Potash, Inc. (a)(b)	600	3,324
Koppers Holdings, Inc.	252	5,083
Kraton Performance Polymers, Inc. (a)	350	6,265
Kronos Worldwide, Inc. (b)	252	1,565
LSB Industries, Inc. (a)	200	3,064
LyondellBasell Industries NV (Class A)	4,439	370,035
Minerals Technologies, Inc.	400	19,264
Monsanto Co.	5,391	460,068
Mosaic Co.	4,095	127,395
NewMarket Corp. (b)	98	34,986
Olin Corp. (b)	848	14,255
OM Group, Inc.	350	11,511
Omnova Solutions, Inc. (a)	498	2,759
Platform Specialty Products Corp. (a)	1,750	22,137
PolyOne Corp.	1,099	32,245
PPG Industries, Inc.	3,163	277,363
Praxair, Inc.	3,278	333,897
Quaker Chemical Corp.	150	11,562
Rayonier Advanced Materials, Inc. (b)	466	2,852
Rentech, Inc. (a)(b)	249	1,394
RPM International, Inc.	1,448	60,657
Scotts Miracle-Gro Co. (Class A)	443	26,943
Sensient Technologies Corp.	550	33,715
Sherwin-Williams Co.	906	201,839
Sigma-Aldrich Corp.	1,310	181,985
Stepan Co.	210	8,738
Tredegar Corp.	300	3,924
Tronox, Ltd. (Class A) (b)	648	2,832
Valspar Corp. (b)	1,001	71,952
W.R. Grace & Co. (a)	850	79,092
Westlake Chemical Corp.	446	23,143

		5,101,199

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	600	16,386
ACCO Brands Corp. (a)	1,252	8,852
ADT Corp. (b)	2,228	66,617
Brady Corp. (Class A) (b)	498	9,791
Brink’s Co.	498	13,451
Ceco Environmental Corp.	184	1,507
Cintas Corp. (b)	1,154	98,955
Civeo Corp.	1,201	1,777
Clean Harbors, Inc. (a)(b)	648	28,493
Copart, Inc. (a)	1,593	52,410
Covanta Holding Corp. (b)	1,193	20,818
Deluxe Corp.	443	24,693
Ennis, Inc.	315	5,468
Essendant, Inc.	452	14,658
G & K Services, Inc. (Class A)	200	13,324
Healthcare Services Group, Inc. (b)	750	25,275
Herman Miller, Inc.	657	18,948
HNI Corp. (b)	498	21,364
Innerworkings, Inc. (a)(b)	443	2,769
Interface, Inc.	648	14,541
KAR Auction Services, Inc.	1,549	54,989
Knoll, Inc.	498	10,946
Matthews International Corp. (Class A)	330	16,160
McGrath Rentcorp	300	8,007
Mobile Mini, Inc.	452	13,917
MSA Safety, Inc.	298	11,911
Multi-Color Corp. (b)	98	7,496
Pitney Bowes, Inc. (b)	2,259	44,841
Quad Graphics, Inc.	300	3,630
R.R. Donnelley & Sons Co. (b)	2,122	30,896
Republic Services, Inc.	2,990	123,188
Rollins, Inc.	1,047	28,133
SP Plus Corp. (a)	150	3,473
Steelcase, Inc. (Class A)	950	17,490
Stericycle, Inc. (a)	933	129,976
Team, Inc. (a)	252	8,094
Tetra Tech, Inc.	698	16,968
Tyco International PLC	5,099	170,613

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

UniFirst Corp.	150	$16,022
US Ecology, Inc. (b)	200	8,730
Viad Corp.	252	7,305
Waste Connections, Inc.	1,344	65,292
Waste Management, Inc.	5,118	254,928
West Corp.	752	16,845

		1,529,947

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	648	9,461
Arista Networks, Inc. (a)(b)	413	25,271
Arris Group, Inc. (a)(b)	1,311	34,047
Black Box Corp.	150	2,211
Brocade Communications Systems, Inc.	4,885	50,706
CalAmp Corp. (a)	400	6,436
Calix, Inc. (a)	452	3,521
Ciena Corp. (a)(b)	1,124	23,289
Cisco Systems, Inc.	57,340	1,505,175
CommScope Holding Co., Inc. (a)	1,148	34,474
Comtech Telecommunications Corp.	209	4,308
Digi International, Inc. (a)	300	3,537
EchoStar Corp. (Class A) (a)	425	18,288
Extreme Networks, Inc. (a)	1,051	3,531
F5 Networks, Inc. (a)(b)	839	97,156
Finisar Corp. (a)(b)	1,016	11,308
Harmonic, Inc. (a)	1,225	7,105
Harris Corp.	1,348	98,606
Infinera Corp. (a)(b)	1,248	24,411
InterDigital, Inc. (b)	452	22,871
Ixia (a)	652	9,448
Juniper Networks, Inc.	4,365	112,224
KVH Industries, Inc. (a)	150	1,500
Lumentum Holdings, Inc. (a)	515	8,729
Motorola Solutions, Inc.	2,107	144,077
Netgear, Inc. (a)	452	13,185
Netscout Systems, Inc. (a)	1,200	42,444
Palo Alto Networks, Inc. (a)(b)	859	147,748
Plantronics, Inc.	485	24,662
Polycom, Inc. (a)	1,872	19,619
QUALCOMM, Inc.	18,355	986,214
Ruckus Wireless, Inc. (a)	443	5,263
ShoreTel, Inc. (a)	652	4,870
Sonus Networks, Inc. (a)(b)	468	2,677
Ubiquiti Networks, Inc. (b)	150	5,084
ViaSat, Inc. (a)(b)	452	29,059
Viavi Solutions, Inc. (a)	2,578	13,844

		3,556,359

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)(b)	1,640	45,116
Aegion Corp. (a)	452	7,449
Argan, Inc.	150	5,202
Chicago Bridge & Iron Co. NV (b)	1,099	43,586
Comfort Systems USA, Inc.	400	10,904
Dycom Industries, Inc. (a)(b)	350	25,326
EMCOR Group, Inc.	771	34,117
Fluor Corp.	1,787	75,680
Furmanite Corp. (a)	400	2,432
Granite Construction, Inc.	452	13,411
Great Lakes Dredge & Dock Corp. (a)	648	3,266
Jacobs Engineering Group, Inc. (a)	1,423	53,263
KBR, Inc.	1,625	27,073
Mastec, Inc. (a)(b)	648	10,258
MYR Group, Inc. (a)	252	6,602
Northwest Pipe Co. (a)	98	1,280
Orion Marine Group, Inc. (a)	298	1,782
Primoris Services Corp. (b)	400	7,164
Quanta Services, Inc. (a)(b)	2,278	55,150
Tutor Perini Corp. (a)	400	6,584

		435,645

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	571	39,068
Headwaters, Inc. (a)	801	15,059
Martin Marietta Materials, Inc. (b)	715	108,644
US Concrete, Inc. (a)(b)	150	7,168
Vulcan Materials Co.	1,450	129,340

		299,279

CONSUMER FINANCE — 0.8%
Ally Financial, Inc. (a)	5,317	108,360
American Express Co.	9,772	724,398
Capital One Financial Corp.	6,041	438,093
Cash America International, Inc. (b)	298	8,335
Credit Acceptance Corp. (a)(b)	102	20,081
Discover Financial Services	5,099	265,097
Encore Capital Group, Inc. (a)(b)	300	11,100
Enova International, Inc. (a)	271	2,770
Ezcorp, Inc. (Class A) (a)(b)	550	3,394
First Cash Financial Services, Inc. (a)	298	11,938
Green Dot Corp. (Class A) (a)(b)	300	5,280
LendingClub Corp. (a)(b)	1,135	15,016
Navient Corp.	4,927	55,379
Nelnet, Inc. (Class A)	252	8,722
PRA Group, Inc. (a)(b)	600	31,752
Santander Consumer USA Holdings, Inc. (a)	1,123	22,932
SLM Corp. (a)	4,927	36,460
Springleaf Holdings, Inc. (a)	619	27,063
Synchrony Financial (a)(b)	1,278	40,001
World Acceptance Corp. (a)(b)	98	2,630

		1,838,801

CONTAINERS & PACKAGING — 0.4%
AEP Industries, Inc. (a)	52	2,981
AptarGroup, Inc.	750	49,470
Avery Dennison Corp.	1,088	61,548
Ball Corp.	1,594	99,147
Bemis Co., Inc.	1,150	45,506
Berry Plastics Group, Inc. (a)	1,501	45,135
Crown Holdings, Inc. (a)	1,592	72,834
Graphic Packaging Holding Co.	3,598	46,018
Greif, Inc. (Class A) (b)	776	24,762
Myers Industries, Inc.	298	3,993
Owens-Illinois, Inc. (a)	1,804	37,379
Packaging Corp. of America	1,048	63,048
Sealed Air Corp.	2,360	110,637
Silgan Holdings, Inc.	354	18,422
Sonoco Products Co.	1,099	41,476
WestRock Co.	3,116	160,287

		882,643

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc. (b)	252	16,493

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Genuine Parts Co.	1,738	$144,063
LKQ Corp. (a)	3,293	93,390
Pool Corp.	524	37,885
VOXX International Corp. (a)	200	1,484

		293,315

DIVERSIFIED CONSUMER SERVICES — 0.2%
2U, Inc. (a)	309	11,093
American Public Education, Inc. (a)(b)	200	4,690
Apollo Education Group, Inc. (a)	1,087	12,022
Ascent Capital Group, Inc. (Class A) (a)(b)	156	4,271
Bridgepoint Education, Inc. (a)	200	1,524
Bright Horizons Family Solutions, Inc. (a)	350	22,484
Capella Education Co.	140	6,933
Career Education Corp. (a)	608	2,286
Carriage Services, Inc. (b)	150	3,239
DeVry Education Group, Inc. (b)	691	18,802
Graham Holdings Co. (Class B)	52	30,004
Grand Canyon Education, Inc. (a)	498	18,919
H&R Block, Inc.	2,956	107,007
Houghton Mifflin Harcourt Co. (a)	1,201	24,392
K12, Inc. (a)	298	3,707
LifeLock, Inc. (a)(b)	648	5,677
Regis Corp. (a)	498	6,524
Service Corp. International	2,318	62,818
ServiceMaster Global Holdings, Inc. (a)	1,148	38,515
Sotheby’s (b)	752	24,049
Steiner Leisure, Ltd. (a)	150	9,477
Strayer Education, Inc. (a)(b)	110	6,047
Universal Technical Institute, Inc.	252	885
Weight Watchers International, Inc. (a)(b)	298	1,901

		427,266

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. (Class B) (a)	20,864	2,720,666
CBOE Holdings, Inc. (b)	950	63,726
CME Group, Inc.	3,590	332,937
FNFV Group (a)(b)	595	6,973
Intercontinental Exchange, Inc.	1,275	299,612
Leucadia National Corp.	4,036	81,769
MarketAxess Holdings, Inc.	400	37,152
McGraw Hill Financial, Inc.	3,025	261,663
Moody’s Corp.	2,138	209,952
MSCI, Inc.	1,328	78,963
Nasdaq, Inc.	1,196	63,783
NewStar Financial, Inc. (a)	300	2,460
Pico Holdings, Inc. (a)	252	2,439
Voya Financial, Inc.	2,529	98,049

		4,260,144

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
8x8, Inc. (a)	801	6,624
AT&T, Inc.	68,605	2,235,151
Atlantic Tele-Network, Inc.	98	7,245
CenturyLink, Inc. (b)	6,673	167,626
Cincinnati Bell, Inc. (a)	2,299	7,173
Cogent Communications Holdings, Inc. (b)	541	14,694
Consolidated Communications Holdings, Inc. (b)	446	8,594
Frontier Communications Corp. (b)	14,372	68,267
General Communication, Inc. (Class A) (a)	350	6,041
Globalstar, Inc. (a)(b)	2,999	4,708
Hawaiian Telcom Holdco, Inc. (a)	98	2,036
IDT Corp. (Class B)	150	2,145
inContact, Inc. (a)(b)	600	4,506
Inteliquent, Inc.	350	7,816
Intelsat SA (a)(b)	252	1,620
Iridium Communications, Inc. (a)(b)	698	4,293
Level 3 Communications, Inc. (a)	3,259	142,386
Lumos Networks Corp. (b)	150	1,824
Premiere Global Services, Inc. (a)	498	6,843
Verizon Communications, Inc.	45,938	1,998,762
Vonage Holdings Corp. (a)	1,700	9,996
Windstream Holdings, Inc. (b)	1,093	6,711
Zayo Group Holdings, Inc. (a)(b)	1,547	39,232

		4,754,293

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	452	22,821
American Electric Power Co., Inc.	5,373	305,509
Cleco Corp. (b)	648	34,500
Duke Energy Corp.	7,913	569,261
Edison International	3,571	225,223
El Paso Electric Co.	452	16,643
Empire District Electric Co.	443	9,759
Entergy Corp.	1,951	127,010
Eversource Energy	3,441	174,183
Exelon Corp.	9,457	280,873
FirstEnergy Corp.	4,591	143,744
Great Plains Energy, Inc.	1,700	45,934
Hawaiian Electric Industries, Inc.	1,058	30,354
IDACORP, Inc. (b)	550	35,591
ITC Holdings Corp.	1,802	60,079
MGE Energy, Inc.	280	11,533
NextEra Energy, Inc.	5,035	491,164
OGE Energy Corp.	2,143	58,632
Otter Tail Corp.	400	10,424
Pepco Holdings, Inc.	2,771	67,114
Pinnacle West Capital Corp.	1,163	74,595
PNM Resources, Inc.	863	24,207
Portland General Electric Co.	850	31,425
PPL Corp.	7,373	242,498
Southern Co.	10,143	453,392
UIL Holdings Corp.	762	38,306
Unitil Corp.	159	5,864
Westar Energy, Inc.	1,557	59,851
Xcel Energy, Inc.	5,844	206,936

		3,857,425

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	543	95,340
AMETEK, Inc.	2,699	141,212
AZZ, Inc.	300	14,607
Babcock & Wilcox Enterprises, Inc. (a)	622	10,450
Eaton Corp. PLC	5,420	278,046
Emerson Electric Co.	7,404	327,035

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Encore Wire Corp.	252	$8,233
EnerSys	498	26,683
Franklin Electric Co., Inc.	498	13,561
FuelCell Energy, Inc. (a)(b)	1,749	1,285
Generac Holdings, Inc. (a)(b)	750	22,567
General Cable Corp.	532	6,331
Hubbell, Inc. (Class B) (b)	650	55,217
Plug Power, Inc. (a)(b)	1,844	3,374
Powell Industries, Inc.	98	2,950
Regal Beloit Corp.	498	28,112
Rockwell Automation, Inc. (b)	1,529	155,148
SolarCity Corp. (a)(b)	650	27,761
Thermon Group Holdings, Inc. (a)	298	6,124

		1,224,036

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. (Class A)	3,535	180,144
Anixter International, Inc. (a)	298	17,218
Arrow Electronics, Inc. (a)	1,163	64,291
Avnet, Inc.	1,512	64,532
AVX Corp. (b)	498	6,519
Badger Meter, Inc. (b)	150	8,709
Belden, Inc.	443	20,684
Benchmark Electronics, Inc. (a)	599	13,034
CDW Corp.	1,482	60,555
Checkpoint Systems, Inc.	452	3,277
Cognex Corp. (b)	948	32,583
Coherent, Inc. (a)	300	16,410
Corning, Inc.	14,395	246,442
CTS Corp.	350	6,478
Daktronics, Inc.	400	3,468
Dolby Laboratories, Inc. (Class A) (b)	509	16,593
DTS, Inc. (a)	200	5,340
Electro Rent Corp.	200	2,076
Fabrinet (a)	298	5,462
FARO Technologies, Inc. (a)(b)	200	7,000
FEI Co. (b)	499	36,447
FLIR Systems, Inc.	1,596	44,672
GSI Group, Inc. (a)	298	3,794
II-VI, Inc. (a)	550	8,844
Ingram Micro, Inc. (Class A)	1,649	44,919
Insight Enterprises, Inc. (a)	443	11,452
InvenSense, Inc. (a)	652	6,057
IPG Photonics Corp. (a)	350	26,589
Itron, Inc. (a)	405	12,924
Jabil Circuit, Inc.	2,255	50,444
Keysight Technologies, Inc. (a)	1,929	59,490
Knowles Corp. (a)(b)	964	17,767
Littelfuse, Inc.	252	22,970
Mercury Computer Systems, Inc. (a)	350	5,569
Methode Electronics, Inc. (Class A)	400	12,760
Mettler-Toledo International, Inc. (a)	352	100,228
MTS Systems Corp.	150	9,016
National Instruments Corp.	1,084	30,124
Newport Corp. (a)	452	6,215
OSI Systems, Inc. (a)	252	19,394
Park Electrochemical Corp.	252	4,433
Plexus Corp. (a)	400	15,432
RealD, Inc. (a)	452	4,344
Rofin-Sinar Technologies, Inc. (a)	298	7,727
Rogers Corp. (a)	200	10,636
Sanmina Corp. (a)	921	19,682
Scansource, Inc. (a)	298	10,567
SYNNEX Corp.	300	25,518
Tech Data Corp. (a)	432	29,592
Trimble Navigation, Ltd. (a)	2,836	46,567
TTM Technologies, Inc. (a)	600	3,738
Universal Display Corp. (a)	452	15,323
Vishay Intertechnology, Inc. (b)	1,467	14,215
Vishay Precision Group, Inc. (a)	158	1,831
Zebra Technologies Corp. (Class A) (a)(b)	581	44,476

		1,564,571

ENERGY EQUIPMENT & SERVICES — 1.1%
Atwood Oceanics, Inc. (b)	652	9,656
Baker Hughes, Inc.	4,995	259,940
Basic Energy Services, Inc. (a)(b)	321	1,059
Bristow Group, Inc.	400	10,464
C&J Energy Services, Ltd. (a)(b)	498	1,753
Cameron International Corp. (a)	2,357	144,531
CARBO Ceramics, Inc. (b)	252	4,786
Diamond Offshore Drilling, Inc. (b)	731	12,646
Dril-Quip, Inc. (a)(b)	664	38,658
Ensco PLC (Class A)	2,579	36,312
Era Group, Inc. (a)	252	3,773
Exterran Holdings, Inc.	646	11,628
FMC Technologies, Inc. (a)	2,623	81,313
Forum Energy Technologies, Inc. (a)(b)	648	7,912
Frank’s International NV (b)	586	8,983
Geospace Technologies Corp. (a)(b)	150	2,072
Gulfmark Offshore, Inc. (Class A) (b)	833	5,090
Halliburton Co.	9,362	330,947
Helix Energy Solutions Group, Inc. (a)	1,186	5,681
Helmerich & Payne, Inc. (b)	1,101	52,033
Hornbeck Offshore Services, Inc. (a)(b)	400	5,412
ION Geophysical Corp. (a)	1,503	586
Key Energy Services, Inc. (a)(b)	1,649	775
Matrix Service Co. (a)	300	6,741
McDermott International, Inc. (a)(b)	6,048	26,006
Nabors Industries, Ltd.	3,263	30,835
National Oilwell Varco, Inc. (b)	4,781	180,005
Natural Gas Services Group, Inc. (a)	98	1,891
Newpark Resources, Inc. (a)	950	4,864
Noble Corp. PLC	2,682	29,261
North Atlantic Drilling, Ltd. (b)	1,496	1,152
Oceaneering International, Inc.	1,201	47,175
Oil States International, Inc. (a)	600	15,678
Parker Drilling Co. (a)	1,299	3,416
Patterson-UTI Energy, Inc. (b)	1,595	20,958
PHI, Inc. (a)	150	2,832
Pioneer Energy Services Corp. (a)	648	1,361
RigNet, Inc. (a)(b)	98	2,499
Rowan Cos. PLC (Class A)	1,373	22,174
RPC, Inc. (b)	698	6,177
Schlumberger, Ltd.	14,181	978,064
SEACOR Holdings, Inc. (a)(b)	252	15,072
Seadrill, Ltd. (b)	3,894	22,975
Seventy Seven Energy, Inc. (a)(b)	453	625
Superior Energy Services, Inc.	1,754	22,153
Tesco Corp.	298	2,128

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Tetra Technologies, Inc. (a)	848	$5,012
Tidewater, Inc. (b)	536	7,043
Unit Corp. (a)(b)	550	6,193
US Silica Holdings, Inc. (b)	600	8,454
Weatherford International PLC (a)(b)	8,666	73,488

		2,580,242

FOOD & STAPLES RETAILING — 2.1%
Andersons, Inc.	300	10,218
Casey’s General Stores, Inc.	452	46,520
Chefs’ Warehouse, Inc. (a)(b)	150	2,124
Costco Wholesale Corp.	4,969	718,368
CVS Health Corp.	12,738	1,228,962
Fairway Group Holdings Corp. (a)(b)	150	158
Fresh Market, Inc. (a)(b)	452	10,211
Ingles Markets, Inc. (Class A)	150	7,174
Kroger Co.	11,437	412,533
Natural Grocers by Vitamin Cottage, Inc. (a)	102	2,314
PriceSmart, Inc. (b)	200	15,468
Rite Aid Corp. (a)(b)	10,742	65,204
SpartanNash Co.	358	9,254
Sprouts Farmers Market, Inc. (a)(b)	1,682	35,490
SUPERVALU, Inc. (a)	2,214	15,897
Sysco Corp. (b)	6,508	253,617
United Natural Foods, Inc. (a)	550	26,680
Village Super Market, Inc. (Class A)	102	2,408
Wal-Mart Stores, Inc.	17,821	1,155,514
Walgreens Boots Alliance, Inc.	9,742	809,560
Weis Markets, Inc.	98	4,091
Whole Foods Market, Inc.	4,084	129,259

		4,961,024

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	7,250	300,512
B&G Foods, Inc. (b)	600	21,870
Boulder Brands, Inc. (a)(b)	648	5,307
Bunge, Ltd.	1,635	119,845
Cal-Maine Foods, Inc. (b)	298	16,274
Calavo Growers, Inc. (b)	98	4,375
Campbell Soup Co. (b)	1,913	96,951
ConAgra Foods, Inc.	4,895	198,296
Darling Ingredients, Inc. (a)	1,721	19,344
Dean Foods Co.	1,004	16,586
Diamond Foods, Inc. (a)	252	7,777
Flowers Foods, Inc.	1,883	46,585
Fresh Del Monte Produce, Inc.	366	14,461
General Mills, Inc.	6,657	373,657
Hain Celestial Group, Inc. (a)(b)	1,099	56,708
Hershey Co.	1,658	152,337
Hormel Foods Corp.	1,448	91,673
Ingredion, Inc.	848	74,039
J&J Snack Foods Corp.	150	17,049
J.M. Smucker Co.	1,366	155,847
Kellogg Co.	2,828	188,203
Keurig Green Mountain, Inc. (b)	1,649	85,979
Kraft Heinz Co.	6,728	474,862
Lancaster Colony Corp. (b)	200	19,496
Landec Corp. (a)(b)	300	3,501
Limoneira Co. (b)	98	1,640
McCormick & Co., Inc. (b)	1,460	119,983
Mead Johnson Nutrition Co.	2,220	156,288
Mondelez International, Inc. (Class A)	18,092	757,512
Pilgrim’s Pride Corp. (b)	648	13,465
Pinnacle Foods, Inc.	1,278	53,523
Post Holdings, Inc. (a)(b)	756	44,680
Sanderson Farms, Inc. (b)	236	16,183
Seaboard Corp. (a)	3	9,237
Seneca Foods Corp. (Class A) (a)	102	2,688
Snyders-Lance, Inc.	498	16,798
Tootsie Roll Industries, Inc. (b)	221	6,915
TreeHouse Foods, Inc. (a)	400	31,116
Tyson Foods, Inc. (Class A)	3,395	146,324
WhiteWave Foods Co. (Class A) (a)	1,917	76,968

		4,014,854

GAS UTILITIES — 0.2%
AGL Resources, Inc.	1,299	79,291
Atmos Energy Corp.	1,203	69,991
Chesapeake Utilities Corp.	50	2,654
Laclede Group, Inc. (b)	350	19,086
National Fuel Gas Co. (b)	850	42,483
New Jersey Resources Corp.	885	26,577
Northwest Natural Gas Co. (b)	298	13,660
ONE Gas, Inc. (b)	575	26,065
Piedmont Natural Gas Co., Inc.	850	34,059
Questar Corp.	1,952	37,888
South Jersey Industries, Inc.	699	17,650
Southwest Gas Corp.	498	29,043
UGI Corp.	1,809	62,989
WGL Holdings, Inc.	550	31,718

		493,154

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abaxis, Inc. (b)	252	11,086
Abbott Laboratories	16,943	681,447
ABIOMED, Inc. (a)	428	39,701
Accuray, Inc. (a)	850	4,246
Alere, Inc. (a)	912	43,913
Align Technology, Inc. (a)(b)	801	45,465
Analogic Corp. (b)	98	8,040
AngioDynamics, Inc. (a)	300	3,957
Anika Therapeutics, Inc. (a)	98	3,119
Antares Pharma, Inc. (a)(b)	1,193	2,028
AtriCure, Inc. (a)	252	5,521
Baxter International, Inc.	6,066	199,268
Becton, Dickinson and Co.	2,301	305,251
Boston Scientific Corp. (a)	14,804	242,934
C.R. Bard, Inc.	856	159,481
Cantel Medical Corp.	350	19,845
Cardiovascular Systems, Inc. (a)	252	3,992
CareFusion Corp. (a)	—	0
Cerus Corp. (a)(b)	750	3,405
CONMED Corp.	298	14,227
Cooper Cos., Inc. (b)	605	90,060
Cyberonics, Inc. (a)	298	18,112
Cynosure, Inc. (Class A) (a)	200	6,008
DENTSPLY International, Inc.	1,558	78,788
DexCom, Inc. (a)	1,001	85,946
Edwards Lifesciences Corp. (a)	1,236	175,722
Endologix, Inc. (a)(b)	698	8,558
GenMark Diagnostics, Inc. (a)(b)	298	2,345
Globus Medical, Inc. (Class A) (a)(b)	600	12,396
Greatbatch, Inc. (a)	300	16,926

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Haemonetics Corp. (a)	550	$17,776
Halyard Health, Inc. (a)	539	15,329
HealthStream, Inc. (a)	252	5,496
HeartWare International, Inc. (a)(b)	200	10,462
Hill-Rom Holdings, Inc.	541	28,127
Hologic, Inc. (a)	2,986	116,842
ICU Medical, Inc. (a)	150	16,425
IDEXX Laboratories, Inc. (a)(b)	1,201	89,174
Inogen, Inc. (a)	300	14,565
Insulet Corp. (a)(b)	600	15,546
Integra LifeSciences Holdings Corp. (a)	252	15,007
Intuitive Surgical, Inc. (a)	449	206,351
Invacare Corp.	350	5,065
LDR Holding Corp. (a)	309	10,670
Masimo Corp. (a)	521	20,090
Medtronic PLC	16,139	1,080,345
Meridian Bioscience, Inc. (b)	443	7,575
Merit Medical Systems, Inc. (a)	443	10,592
Natus Medical, Inc. (a)	298	11,756
Neogen Corp. (a)	396	17,816
Nevro Corp. (a)(b)	206	9,556
NuVasive, Inc. (a)	526	25,364
NxStage Medical, Inc. (a)	648	10,219
OraSure Technologies, Inc. (a)(b)	600	2,664
Orthofix International NV (a)	200	6,750
Quidel Corp. (a)(b)	298	5,626
ResMed, Inc.	1,553	79,141
Rockwell Medical, Inc. (a)(b)	516	3,978
RTI Surgical, Inc. (a)	652	3,703
SeaSpine Holdings Corp. (a)	84	1,361
Sirona Dental Systems, Inc. (a)	600	56,004
Spectranetics Corp. (a)(b)	452	5,329
St. Jude Medical, Inc.	3,131	197,535
Staar Surgical Co. (a)(b)	400	3,104
STERIS Corp. (b)	652	42,360
Stryker Corp.	3,722	350,240
SurModics, Inc. (a)	150	3,276
Teleflex, Inc. (b)	452	56,143
Thoratec Corp. (a)	612	38,715
Unilife Corp. (a)(b)	1,001	981
Utah Medical Products, Inc.	52	2,801
Varian Medical Systems, Inc. (a)	1,160	85,585
Vascular Solutions, Inc. (a)	200	6,482
West Pharmaceutical Services, Inc.	801	43,350
Wright Medical Group NV (a)	300	6,117
Wright Medical Group, Inc. (a)(b)	452	9,501
Zeltiq Aesthetics, Inc. (a)	309	9,897
Zimmer Biomet Holdings, Inc.	1,863	174,992

		5,247,570

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a)(b)	503	33,334
Aceto Corp.	298	8,180
Aetna, Inc.	3,958	433,045
Air Methods Corp. (a)(b)	452	15,409
Amedisys, Inc. (a)(b)	344	13,062
AmerisourceBergen Corp.	2,577	244,789
AMN Healthcare Services, Inc. (a)	498	14,945
AmSurg Corp. (a)	453	35,203
Anthem, Inc.	2,916	408,240
athenahealth, Inc. (a)(b)	388	51,740
BioScrip, Inc. (a)(b)	652	1,219
Brookdale Senior Living, Inc. (a)(b)	1,794	41,190
Capital Senior Living Corp. (a)(b)	298	5,975
Cardinal Health, Inc.	3,755	288,459
Centene Corp. (a)	1,401	75,976
Chemed Corp. (b)	200	26,694
Cigna Corp.	2,837	383,052
Community Health Systems, Inc. (a)	1,220	52,179
Corvel Corp. (a)	98	3,165
DaVita HealthCare Partners, Inc. (a)	1,993	144,154
Diplomat Pharmacy, Inc. (a)(b)	413	11,865
Ensign Group, Inc.	200	8,526
Envision Healthcare Holdings, Inc. (a)	2,087	76,781
ExamWorks Group, Inc. (a)(b)	298	8,714
Express Scripts Holding Co. (a)(b)	7,472	604,933
Five Star Quality Care, Inc. (a)	443	1,369
Hanger, Inc. (a)(b)	400	5,456
HCA Holdings, Inc. (a)	3,599	278,419
Health Net, Inc. (a)	908	54,680
HealthEquity, Inc. (a)(b)	413	12,204
HealthSouth Corp. (b)	977	37,487
Healthways, Inc. (a)	292	3,247
Henry Schein, Inc. (a)	959	127,278
HMS Holdings Corp. (a)(b)	950	8,332
Humana, Inc.	1,751	313,429
IPC Healthcare, Inc. (a)(b)	200	15,538
Kindred Healthcare, Inc.	690	10,868
Laboratory Corp. of America Holdings (a)	1,200	130,164
Landauer, Inc. (b)	98	3,625
LHC Group, Inc. (a)	98	4,387
LifePoint Health, Inc. (a)	498	35,308
Magellan Health, Inc. (a)	298	16,518
McKesson Corp.	2,610	482,928
MEDNAX, Inc. (a)(b)	1,099	84,392
Molina Healthcare, Inc. (a)	506	34,838
National Healthcare Corp. (b)	98	5,967
Owens & Minor, Inc. (b)	698	22,294
Patterson Cos., Inc.	949	41,044
PharMerica Corp. (a)	298	8,484
Premier, Inc. (Class A) (a)(b)	372	12,786
Providence Service Corp. (a)	98	4,271
Quest Diagnostics, Inc.	1,746	107,327
Select Medical Holdings Corp.	1,550	16,725
Surgical Care Affiliates, Inc. (a)	206	6,734
Team Health Holdings, Inc. (a)	750	40,522
Tenet Healthcare Corp. (a)(b)	1,101	40,649
Triple-S Management Corp. (Class B) (a)	300	5,343
UnitedHealth Group, Inc.	10,770	1,249,428
Universal American Corp. (a)(b)	452	3,092
Universal Health Services, Inc. (Class B)	1,001	124,935
US Physical Therapy, Inc.	98	4,399
VCA, Inc. (a)	952	50,123
WellCare Health Plans, Inc. (a)(b)	507	43,693

		6,439,112

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	1,943	24,093
Cerner Corp. (a)	3,301	197,928

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Computer Programs and Systems, Inc. (b)	98	$4,129
IMS Health Holdings, Inc. (a)	1,471	42,806
Inovalon Holdings, Inc. (Class A) (a)(b)	309	6,436
MedAssets, Inc. (a)(b)	648	12,999
Medidata Solutions, Inc. (a)(b)	650	27,372
Merge Healthcare, Inc. (a)	698	4,956
Omnicell, Inc. (a)	400	12,440
Veeva Systems, Inc. (Class A) (a)(b)	1,052	24,627
Vocera Communications, Inc. (a)	252	2,875

		360,661

HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	2,165	64,171
Belmond, Ltd. (Class A) (a)	1,048	10,595
Biglari Holdings, Inc. (a)	47	17,190
BJ’s Restaurants, Inc. (a)(b)	300	12,909
Bloomin’ Brands, Inc.	1,426	25,925
Bob Evans Farms, Inc. (b)	296	12,832
Boyd Gaming Corp. (a)(b)	652	10,628
Bravo Brio Restaurant Group, Inc. (a)	200	2,254
Brinker International, Inc. (b)	816	42,979
Buffalo Wild Wings, Inc. (a)(b)	200	38,686
Caesars Entertainment Corp. (a)(b)	400	2,356
Carnival Corp.	4,871	242,089
Cheesecake Factory, Inc.	589	31,782
Chipotle Mexican Grill, Inc. (a)	350	252,087
Choice Hotels International, Inc. (b)	298	14,200
Churchill Downs, Inc.	150	20,071
Chuy’s Holdings, Inc. (a)(b)	200	5,680
ClubCorp Holdings, Inc. (b)	516	11,073
Cracker Barrel Old Country Store, Inc. (b)	254	37,409
Darden Restaurants, Inc.	1,434	98,286
Dave & Buster’s Entertainment, Inc. (a)	206	7,793
Del Frisco’s Restaurant Group, Inc. (a)	98	1,361
Denny’s Corp. (a)	1,051	11,593
Diamond Resorts International, Inc. (a)(b)	400	9,356
DineEquity, Inc.	200	18,332
Domino’s Pizza, Inc.	652	70,357
Dunkin’ Brands Group, Inc. (b)	1,201	58,849
Extended Stay America, Inc.	619	10,387
Fiesta Restaurant Group, Inc. (a)(b)	252	11,433
Hilton Worldwide Holdings, Inc.	5,825	133,625
Hyatt Hotels Corp. (Class A) (a)(b)	262	12,340
International Game Technology PLC	1,032	15,821
International Speedway Corp. (Class A)	298	9,453
Interval Leisure Group, Inc. (b)	398	7,307
J. Alexander’s Holdings, Inc. (a)	103	1,025
Jack in the Box, Inc.	443	34,129
Jamba, Inc. (a)(b)	200	2,850
Krispy Kreme Doughnuts, Inc. (a)	698	10,212
La Quinta Holdings, Inc. (a)	1,063	16,774
Las Vegas Sands Corp. (b)	4,316	163,879
Marcus Corp.	200	3,868
Marriott International, Inc. (Class A) (b)	2,587	176,433
Marriott Vacations Worldwide Corp.	296	20,169
McDonald’s Corp.	10,858	1,069,839
MGM Resorts International (a)	4,934	91,032
Morgans Hotel Group Co. (a)(b)	300	996
Norwegian Cruise Line Holdings, Ltd. (a)	1,413	80,965
Panera Bread Co. (Class A) (a)	322	62,278
Papa John’s International, Inc. (b)	298	20,407
Penn National Gaming, Inc. (a)(b)	767	12,870
Pinnacle Entertainment, Inc. (a)	652	22,064
Popeyes Louisiana Kitchen, Inc. (a)(b)	300	16,908
Red Robin Gourmet Burgers, Inc. (a)	150	11,361
Royal Caribbean Cruises, Ltd.	2,022	180,140
Ruby Tuesday, Inc. (a)	648	4,024
Ruth’s Hospitality Group, Inc.	400	6,496
Scientific Games Corp. (Class A) (a)(b)	509	5,319
SeaWorld Entertainment, Inc. (b)	750	13,357
Six Flags Entertainment Corp. (b)	698	31,954
Sonic Corp. (b)	652	14,963
Speedway Motorsports, Inc.	98	1,769
Starbucks Corp.	16,905	960,880
Starwood Hotels & Resorts Worldwide, Inc.	1,872	124,451
Texas Roadhouse, Inc. (b)	648	24,106
Vail Resorts, Inc.	400	41,872
Wendy’s Co. (b)	2,926	25,310
Wyndham Worldwide Corp.	1,520	109,288
Wynn Resorts, Ltd. (b)	890	47,277
Yum! Brands, Inc.	4,942	395,113
Zoe’s Kitchen, Inc. (a)(b)	206	8,135

		5,143,722

HOUSEHOLD DURABLES — 0.6%
Beazer Homes USA, Inc. (a)	300	3,999
Cavco Industries, Inc. (a)(b)	102	6,945
CSS Industries, Inc.	102	2,687
D.R. Horton, Inc.	3,545	104,081
Ethan Allen Interiors, Inc. (b)	300	7,923
Garmin, Ltd. (b)	1,359	48,761
GoPro, Inc. (Class A) (a)(b)	1,038	32,406
Harman International Industries, Inc.	775	74,392
Helen of Troy, Ltd. (a)(b)	350	31,255
Hovnanian Enterprises, Inc. (Class A) (a)(b)	1,248	2,209
iRobot Corp. (a)(b)	298	8,684
Jarden Corp. (a)(b)	2,275	111,202
KB Home (b)	507	6,870
La-Z-Boy, Inc.	600	15,936
Leggett & Platt, Inc.	1,563	64,474
Lennar Corp. (Class A) (b)	2,124	102,228
Libbey, Inc.	252	8,218
M.D.C. Holdings, Inc. (b)	452	11,833
M/I Homes, Inc. (a)	300	7,074
Meritage Homes Corp. (a)	333	12,161
Mohawk Industries, Inc. (a)	685	124,526
NACCO Industries, Inc. (Class A)	85	4,042
Newell Rubbermaid, Inc.	3,180	126,278
NVR, Inc. (a)	47	71,685
Pulte Group, Inc.	4,236	79,933
Ryland Group, Inc. (b)	493	20,129
Standard Pacific Corp. (a)(b)	1,594	12,752

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Taylor Morrison Home Corp. (Class A) (a)(b)	350	$6,531
Tempur Sealy International, Inc. (a)	648	46,287
Toll Brothers, Inc. (a)	2,113	72,349
TopBuild Corp. (a)	437	13,534
TRI Pointe Group, Inc. (a)(b)	1,410	18,457
Tupperware Brands Corp. (b)	600	29,694
Universal Electronics, Inc. (a)	150	6,305
Whirlpool Corp.	895	131,798
William Lyon Homes (Class A) (a)(b)	150	3,090

		1,430,728

HOUSEHOLD PRODUCTS — 1.6%
Central Garden & Pet Co. (Class A) (a)	443	7,137
Church & Dwight Co., Inc.	1,519	127,444
Clorox Co.	1,448	167,287
Colgate-Palmolive Co.	10,408	660,492
Energizer Holdings, Inc.	747	28,916
HRG Group, Inc. (a)	350	4,106
Kimberly-Clark Corp.	4,114	448,591
Procter & Gamble Co.	30,543	2,197,263
Spectrum Brands Holdings, Inc.	252	23,061
WD-40 Co. (b)	150	13,360

		3,677,657

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Abengoa Yield PLC (b)	309	5,114
AES Corp.	7,961	77,938
Atlantic Power Corp. (b)	1,299	2,416
Calpine Corp. (a)	4,378	63,919
Dynegy, Inc. (a)(b)	1,615	33,382
NRG Energy, Inc.	3,512	52,153
NRG Yield, Inc. (Class A) (b)	266	2,966
NRG Yield, Inc. (Class C) (b)	266	3,088
Ormat Technologies, Inc. (b)	200	6,806
Pattern Energy Group, Inc. (b)	452	8,629
Talen Energy Corp. (a)	920	9,292
TerraForm Power, Inc. (Class A) (a)(b)	809	11,504

		277,207

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	7,079	1,003,590
Carlisle Cos., Inc.	698	60,991
Danaher Corp.	6,815	580,706
General Electric Co.	113,296	2,857,325
Raven Industries, Inc. (b)	386	6,543
Roper Technologies, Inc.	1,109	173,780

		4,682,935

INSURANCE — 3.2%
ACE, Ltd. (b)	3,768	389,611
Aflac, Inc.	5,136	298,556
Alleghany Corp. (a)	200	93,622
Allied World Assurance Company Holdings, Ltd.	1,201	45,842
Allstate Corp.	4,630	269,651
Ambac Financial Group, Inc. (a)	498	7,206
American Equity Investment Life Holding Co.	698	16,270
American Financial Group, Inc.	848	58,436
American International Group, Inc.	15,104	858,209
American National Insurance Co.	102	9,959
AMERISAFE, Inc.	200	9,946
Amtrust Financial Services, Inc. (b)	327	20,594
Aon PLC	3,167	280,628
Arch Capital Group, Ltd. (a)	1,448	106,385
Argo Group International Holdings, Ltd.	327	18,505
Arthur J. Gallagher & Co.	1,784	73,644
Aspen Insurance Holdings, Ltd.	698	32,436
Assurant, Inc.	813	64,235
Assured Guaranty, Ltd.	2,141	53,525
Axis Capital Holdings, Ltd.	1,299	69,782
Baldwin & Lyons, Inc. (Class B)	98	2,127
Brown & Brown, Inc. (b)	1,299	40,230
Chubb Corp.	2,703	331,523
Cincinnati Financial Corp.	1,774	95,441
Citizens, Inc. (a)(b)	443	3,287
CNA Financial Corp.	300	10,479
CNO Financial Group, Inc. (b)	2,449	46,066
eHealth, Inc. (a)	200	2,562
Employers Holdings, Inc.	350	7,802
Endurance Specialty Holdings, Ltd.	977	59,626
Enstar Group, Ltd. (a)	98	14,700
Erie Indemnity Co. (Class A)	300	24,882
Everest Re Group, Ltd. (b)	575	99,670
FBL Financial Group, Inc. (Class A)	102	6,275
First American Financial Corp. (b)	1,201	46,923
FNF Group	3,019	107,084
Genworth Financial, Inc. (Class A) (a)	5,413	25,008
Global Indemnity PLC (a)	98	2,565
Greenlight Capital Re, Ltd. (Class A) (a)	298	6,639
Hanover Insurance Group, Inc.	455	35,354
Hartford Financial Services Group, Inc.	4,993	228,580
HCC Insurance Holdings, Inc.	1,099	85,140
HCI Group, Inc. (b)	98	3,799
Horace Mann Educators Corp.	452	15,015
Infinity Property & Casualty Corp.	98	7,893
Kemper Corp.	498	17,614
Lincoln National Corp.	2,969	140,909
Loews Corp.	3,576	129,237
Maiden Holdings, Ltd. (b)	550	7,634
Markel Corp. (a)	150	120,279
Marsh & McLennan Cos., Inc.	6,083	317,654
MBIA, Inc. (a)(b)	1,580	9,606
Mercury General Corp. (b)	300	15,153
MetLife, Inc.	10,604	499,979
National General Holdings Corp.	413	7,967
National Interstate Corp. (b)	102	2,721
National Western Life Insurance Co. (Class A)	52	11,580
Navigators Group, Inc. (a)	98	7,642
Old Republic International Corp.	2,874	44,949
OneBeacon Insurance Group, Ltd. (Class A)	252	3,538
PartnerRe, Ltd.	643	89,300
Primerica, Inc. (b)	652	29,386
Principal Financial Group, Inc.	3,186	150,825
ProAssurance Corp.	678	33,269

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Progressive Corp.	6,638	$203,388
Prudential Financial, Inc.	5,179	394,692
Reinsurance Group of America, Inc.	784	71,023
RenaissanceRe Holdings, Ltd. (b)	594	63,154
RLI Corp. (b)	447	23,928
Safety Insurance Group, Inc.	150	8,123
Selective Insurance Group, Inc.	600	18,636
StanCorp Financial Group, Inc.	443	50,591
State Auto Financial Corp.	150	3,422
Stewart Information Services Corp.	239	9,777
Symetra Financial Corp.	899	28,444
Third Point Reinsurance, Ltd. (a)(b)	652	8,769
Torchmark Corp.	1,499	84,544
Travelers Cos., Inc.	3,636	361,891
United Fire Group, Inc.	252	8,833
Universal Insurance Holdings, Inc.	298	8,803
Unum Group	2,931	94,026
Validus Holdings, Ltd.	1,155	52,056
W.R. Berkley Corp. (b)	1,206	65,570
White Mountains Insurance Group, Ltd.	102	76,225
XL Group PLC	3,590	130,389

		7,491,238

INTERNET & CATALOG RETAIL — 1.7%
Amazon.com, Inc. (a)	4,283	2,192,425
Blue Nile, Inc. (a)(b)	98	3,287
EVINE Live, Inc. (a)(b)	452	1,184
Expedia, Inc.	1,175	138,274
FTD Cos., Inc. (a)	220	6,556
Groupon, Inc. (a)(b)	4,592	14,970
HSN, Inc.	401	22,953
Lands’ End, Inc. (a)(b)	167	4,510
Liberty Interactive Corp. QVC Group (Class A) (a)	5,825	152,790
Liberty TripAdvisor Holdings, Inc. (Class A) (a)	952	21,106
Liberty Ventures, (Series A) (a)	1,783	71,944
Netflix, Inc. (a)(b)	4,836	499,365
NutriSystem, Inc.	298	7,903
Overstock.com, Inc. (a)	98	1,682
PetMed Express, Inc. (b)	252	4,057
Priceline Group, Inc. (a)	593	733,458
Shutterfly, Inc. (a)(b)	452	16,159
Travelport Worldwide, Ltd.	1,135	15,005
TripAdvisor, Inc. (a)(b)	1,437	90,560
Wayfair, Inc. (Class A) (a)(b)	206	7,222
zulily, Inc. (Class A) (a)	722	12,563

		4,017,973

INTERNET SOFTWARE & SERVICES — 3.5%
Actua Corp. (a)	452	5,316
Akamai Technologies, Inc. (a)	1,899	131,145
Alphabet, Inc. (Class A) (a)	3,257	2,079,171
Alphabet, Inc. (Class C) (a)	3,260	1,983,449
Angie’s List, Inc. (a)(b)	443	2,233
Bankrate, Inc. (a)	498	5,154
Bazaarvoice, Inc. (a)	498	2,246
Benefitfocus, Inc. (a)(b)	302	9,438
Blucora, Inc. (a)	452	6,224
Brightcove, Inc. (a)(b)	298	1,466
ChannelAdvisor Corp. (a)(b)	750	7,455
Cimpress NV (a)(b)	350	26,638
comScore, Inc. (a)(b)	400	18,460
Constant Contact, Inc. (a)	350	8,484
Cornerstone OnDemand, Inc. (a)	452	14,916
CoStar Group, Inc. (a)	401	69,397
Coupons.com, Inc. (a)(b)	722	6,498
Cvent, Inc. (a)	400	13,464
Demandware, Inc. (a)(b)	448	23,153
DHI Group, Inc. (a)	452	3,304
EarthLink Holdings Corp.	1,131	8,799
eBay, Inc. (a)	13,535	330,795
Endurance International Group Holdings, Inc. (a)(b)	619	8,270
Envestnet, Inc. (a)(b)	252	7,552
Facebook, Inc. (Class A) (a)	24,264	2,181,334
GoDaddy, Inc. (Class A) (a)(b)	309	7,790
Gogo, Inc. (a)(b)	652	9,963
GrubHub, Inc. (a)(b)	825	20,080
HomeAway, Inc. (a)	1,052	27,920
IAC/InterActiveCorp.	853	55,675
Internap Corp. (a)	605	3,709
IntraLinks Holdings, Inc. (a)(b)	452	3,747
j2 Global, Inc. (b)	498	35,283
Limelight Networks, Inc. (a)	4,950	9,455
LinkedIn Corp. (Class A) (a)	1,211	230,247
Liquidity Services, Inc. (a)	300	2,217
LivePerson, Inc. (a)	600	4,536
LogMeIn, Inc. (a)(b)	300	20,448
Marketo, Inc. (a)(b)	452	12,846
Millennial Media, Inc. (a)(b)	400	700
Monster Worldwide, Inc. (a)(b)	1,279	8,211
NIC, Inc.	698	12,362
Pandora Media, Inc. (a)	2,273	48,506
QuinStreet, Inc. (a)	350	1,943
Rackspace Hosting, Inc. (a)(b)	1,193	29,443
RetailMeNot, Inc. (a)	350	2,884
SciQuest, Inc. (a)	252	2,520
Shutterstock, Inc. (a)(b)	102	3,084
SPS Commerce, Inc. (a)	150	10,184
Stamps.com, Inc. (a)	150	11,101
TechTarget, Inc. (a)	1,394	11,877
Textura Corp. (a)	452	11,680
Travelzoo, Inc. (a)(b)	102	844
Twitter, Inc. (a)(b)	6,279	169,156
VeriSign, Inc. (a)(b)	1,128	79,592
Web.com Group, Inc. (a)	443	9,338
WebMD Health Corp. (a)(b)	799	31,832
XO Group, Inc. (a)	300	4,239
Xoom Corp. (a)	350	8,708
Yahoo!, Inc. (a)	10,433	301,618
Yelp, Inc. (a)(b)	553	11,978
Zillow Group, Inc. (Class A) (a)(b)	485	13,934
Zillow Group, Inc. (Class C) (a)(b)	970	26,190

		8,210,201

IT SERVICES — 3.7%
Accenture PLC (Class A)	7,141	701,675
Acxiom Corp. (a)	850	16,796
Alliance Data Systems Corp. (a)	758	196,307
Amdocs, Ltd.	1,801	102,441
Automatic Data Processing, Inc.	5,361	430,810

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Black Knight Financial Services, Inc. (Class A) (a)(b)	400	$13,020
Blackhawk Network Holdings, Inc. (a)	621	26,324
Booz Allen Hamilton Holding Corp.	1,352	35,436
Broadridge Financial Solutions, Inc.	1,309	72,453
CACI International, Inc. (Class A) (a)	252	18,640
Cardtronics, Inc. (a)(b)	498	16,285
Cass Information Systems, Inc. (b)	98	4,815
CIBER, Inc. (a)	850	2,703
Cognizant Technology Solutions Corp. (Class A) (a)	6,911	432,698
Computer Sciences Corp.	1,666	102,259
Convergys Corp. (b)	1,150	26,576
CoreLogic, Inc. (a)	1,048	39,017
CSG Systems International, Inc. (b)	350	10,780
DST Systems, Inc.	350	36,799
EPAM Systems, Inc. (a)	561	41,806
Euronet Worldwide, Inc. (a)	550	40,749
Everi Holdings, Inc. (a)	698	3,581
EVERTEC, Inc.	698	12,613
ExlService Holdings, Inc. (a)	350	12,925
Fidelity National Information Services, Inc.	3,251	218,077
Fiserv, Inc. (a)	2,666	230,902
FleetCor Technologies, Inc. (a)	1,002	137,895
Forrester Research, Inc.	150	4,716
Gartner, Inc. (a)	1,051	88,210
Genpact, Ltd. (a)	1,844	43,537
Global Payments, Inc.	850	97,520
Heartland Payment Systems, Inc.	400	25,204
International Business Machines Corp.	10,203	1,479,129
Jack Henry & Associates, Inc.	941	65,503
Leidos Holdings, Inc.	771	31,850
Luxoft Holding, Inc. (a)	206	13,038
ManTech International Corp. (Class A)	300	7,710
Mastercard, Inc. (Class A)	11,363	1,024,034
MAXIMUS, Inc.	750	44,670
MoneyGram International, Inc. (a)	252	2,021
NeuStar, Inc. (Class A) (a)(b)	698	18,993
Paychex, Inc.	3,580	170,515
PayPal Holdings, Inc. (a)	13,535	420,126
Perficient, Inc. (a)	350	5,401
Sabre Corp. (b)	1,220	33,160
Science Applications International Corp.	457	18,376
ServiceSource International, Inc. (a)(b)	648	2,592
Sykes Enterprises, Inc. (a)	452	11,526
Syntel, Inc. (a)	298	13,502
TeleTech Holdings, Inc.	252	6,751
Teradata Corp. (a)(b)	1,818	52,649
Total System Services, Inc.	1,785	81,093
Unisys Corp. (a)(b)	487	5,795
Vantiv, Inc. (Class A) (a)	1,702	76,454
VeriFone Systems, Inc. (a)(b)	1,193	33,082
Virtusa Corp. (a)	252	12,930
Visa, Inc. (Class A) (b)	22,030	1,534,610
Western Union Co. (b)	6,162	113,134
WEX, Inc. (a)	452	39,252
Xerox Corp.	13,501	131,365

		8,692,830

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc. (b)	150	3,327
Black Diamond, Inc. (a)(b)	252	1,583
Brunswick Corp.	1,016	48,656
Callaway Golf Co. (b)	801	6,688
Hasbro, Inc. (b)	1,265	91,257
JAKKS Pacific, Inc. (a)(b)	200	1,704
Mattel, Inc. (b)	3,821	80,470
Nautilus, Inc. (a)	350	5,250
Performance Sports Group, Ltd. (a)	516	6,925
Polaris Industries, Inc. (b)	698	83,669
Smith & Wesson Holding Corp. (a)	698	11,775
Sturm Ruger & Co, Inc.	200	11,738
Vista Outdoor, Inc. (a)	699	31,057

		384,099

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	758	6,473
Agilent Technologies, Inc.	3,854	132,308
Albany Molecular Research, Inc. (a)(b)	252	4,390
Bio-Rad Laboratories, Inc. (Class A) (a)	252	33,846
Bio-Techne Corp.	406	37,539
Bruker Corp. (a)	1,193	19,601
Cambrex Corp. (a)	298	11,825
Charles River Laboratories International, Inc. (a)	556	35,317
Fluidigm Corp. (a)(b)	300	2,433
Illumina, Inc. (a)	1,640	288,345
Luminex Corp. (a)(b)	400	6,764
PAREXEL International Corp. (a)(b)	652	40,372
PerkinElmer, Inc.	1,230	56,531
PRA Health Sciences, Inc. (a)(b)	206	7,999
Qiagen NV (a)	2,544	65,635
Quintiles Transnational Holdings, Inc. (a)	858	59,691
Sequenom, Inc. (a)(b)	971	1,699
Thermo Fisher Scientific, Inc.	4,411	539,377
VWR Corp. (a)	516	13,256
Waters Corp. (a)	960	113,481

		1,476,882

MACHINERY — 1.6%
Accuride Corp. (a)	452	1,252
Actuant Corp. (Class A) (b)	801	14,730
AGCO Corp. (b)	1,085	50,594
Alamo Group, Inc.	102	4,769
Albany International Corp. (Class A)	298	8,526
Allison Transmission Holdings, Inc.	2,016	53,807
Altra Industrial Motion Corp. (b)	298	6,890
American Railcar Industries, Inc. (b)	98	3,544
Astec Industries, Inc.	252	8,445
Barnes Group, Inc.	600	21,630
Blount International, Inc. (a)(b)	550	3,064
Briggs & Stratton Corp. (b)	498	9,616
Caterpillar, Inc. (b)	6,684	436,866
Chart Industries, Inc. (a)	404	7,761
CIRCOR International, Inc.	200	8,024
CLARCOR, Inc. (b)	564	26,892
Colfax Corp. (a)(b)	1,204	36,012
Columbus McKinnon Corp.	200	3,632

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Commercial Vehicle Group, Inc. (a)(b)	274	$1,104
Crane Co.	531	24,750
Cummins, Inc.	2,154	233,881
Deere & Co. (b)	3,669	271,506
Donaldson Co., Inc. (b)	1,615	45,349
Douglas Dynamics, Inc. (b)	252	5,005
Dover Corp.	1,924	110,014
EnPro Industries, Inc.	571	22,366
ESCO Technologies, Inc.	300	10,770
Exone Co. (a)(b)	102	684
Federal Signal Corp.	713	9,775
Flowserve Corp. (b)	1,608	66,153
Freightcar America, Inc.	98	1,682
Gorman-Rupp Co. (b)	199	4,770
Graco, Inc. (b)	696	46,653
Graham Corp.	98	1,730
Greenbrier Cos., Inc. (b)	300	9,633
Harsco Corp. (b)	871	7,900
Hillenbrand, Inc.	600	15,606
Hurco Cos., Inc.	102	2,676
Hyster-Yale Materials Handling, Inc.	115	6,650
IDEX Corp.	936	66,737
Illinois Tool Works, Inc.	3,458	284,628
Ingersoll-Rand PLC	3,194	162,159
ITT Corp.	996	33,296
John Bean Technologies Corp.	331	12,661
Joy Global, Inc. (b)	1,171	17,483
Kadant, Inc.	98	3,823
Kennametal, Inc. (b)	848	21,107
L.B. Foster Co. (Class A)	98	1,203
Lincoln Electric Holdings, Inc.	924	48,445
Lindsay Corp. (b)	150	10,169
Lydall, Inc. (a)	200	5,698
Manitowoc Co., Inc.	1,442	21,630
Meritor, Inc. (a)	1,095	11,640
Middleby Corp. (a)	705	74,159
Mueller Industries, Inc.	651	19,257
Mueller Water Products, Inc. (Class A)	1,708	13,083
Navistar International Corp. (a)(b)	614	7,810
Nordson Corp. (b)	698	43,932
Oshkosh Corp. (b)	993	36,076
PACCAR, Inc. (b)	3,964	206,802
Parker-Hannifin Corp.	1,636	159,183
Pentair PLC	2,208	112,696
Proto Labs, Inc. (a)(b)	200	13,400
RBC Bearings, Inc. (a)	252	15,052
Rexnord Corp. (a)	852	14,467
Snap-On, Inc.	652	98,413
SPX Corp.	523	6,234
SPX FLOW, Inc. (a)	523	18,007
Standex International Corp.	150	11,303
Stanley Black & Decker, Inc.	1,802	174,758
Sun Hydraulics Corp.	252	6,922
Tennant Co.	200	11,236
Terex Corp.	1,203	21,582
Timken Co.	800	21,992
Titan International, Inc.	600	3,966
Toro Co.	652	45,992
TriMas Corp. (a)	607	9,924
Trinity Industries, Inc.	1,751	39,695
Valmont Industries, Inc.	301	28,562
Wabash National Corp. (a)(b)	750	7,943
WABCO Holdings, Inc. (a)	640	67,091
Wabtec Corp.	1,048	92,276
Watts Water Technologies, Inc. (Class A)	293	15,476
Woodward, Inc.	750	30,525
Xylem, Inc.	2,038	66,948

		3,800,152

MARINE — 0.0% (e)
Kirby Corp. (a)	652	40,391
Matson, Inc.	443	17,051
Navios Maritime Holdings, Inc. (b)	848	2,112
Scorpio Bulkers, Inc. (a)	1,908	2,786

		62,340

MEDIA — 3.3%
AMC Networks, Inc. (Class A) (a)	654	47,853
Cable One, Inc. (a)	52	21,810
Cablevision Systems Corp. (Class A)	2,134	69,291
Carmike Cinemas, Inc. (a)	200	4,018
CBS Corp. (Class B)	5,533	220,767
Central European Media Enterprises, Ltd. (Class A) (a)(b)	850	1,836
Charter Communications, Inc. (Class A) (a)(b)	852	149,824
Cinemark Holdings, Inc.	1,248	40,547
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	443	3,159
Comcast Corp. (Class A)	23,970	1,363,414
Comcast Corp. (Class A) Special	4,230	242,125
Cumulus Media, Inc. (Class A) (a)	850	598
Discovery Communications, Inc. (Series A) (a)(b)	1,781	46,359
Discovery Communications, Inc. (Series C) (a)	3,309	80,376
DISH Network Corp. (Class A) (a)	2,491	145,325
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	850	14,832
E.W. Scripps Co. (Class A)	601	10,620
Entercom Communications Corp. (Class A) (a)	300	3,048
Entravision Communications Corp. (Class A)	600	3,984
Eros International PLC (a)(b)	500	13,595
Gannett Co., Inc. (b)	1,260	18,560
Global Eagle Entertainment, Inc. (a)(b)	1,299	14,912
Gray Television, Inc. (a)	550	7,018
Harte-Hanks, Inc.	443	1,564
IMAX Corp. (a)(b)	722	24,396
Interpublic Group of Cos., Inc.	4,719	90,274
John Wiley & Sons, Inc. (Class A)	498	24,915
Journal Media Group, Inc.	182	1,365
Liberty Broadband Corp. (Class A) (a)	275	14,146
Liberty Broadband Corp. (Class C) (a)	698	35,717
Liberty Media Corp. (Class A) (a)	1,108	39,578
Liberty Media Corp. (Class C) (a)	2,156	74,296
Lions Gate Entertainment Corp.	899	33,083
Live Nation Entertainment, Inc. (a)	1,524	36,637

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Loral Space & Communications, Inc. (a)	150	$7,062
Madison Square Garden Co. (Class A) (a)	654	47,180
MDC Partners, Inc. (Class A)	397	7,317
Media General, Inc. (a)	922	12,899
Meredith Corp. (b)	400	17,032
Morningstar, Inc.	252	20,225
National CineMedia, Inc.	652	8,750
New Media Investment Group, Inc. (b)	516	7,977
New York Times Co. (Class A) (b)	1,349	15,932
News Corp. (Class A)	5,461	68,918
News Corp. (Class B) (b)	1,341	17,192
Nexstar Broadcasting Group, Inc. (Class A)	298	14,110
Omnicom Group, Inc. (b)	2,970	195,723
Regal Entertainment Group (Class A) (b)	899	16,802
Rentrak Corp. (a)(b)	98	5,299
Scholastic Corp. (b)	300	11,688
Scripps Networks Interactive, Inc. (Class A) (b)	1,214	59,717
Sinclair Broadcast Group, Inc. (Class A) (b)	750	18,990
Sirius XM Holdings, Inc. (a)(b)	25,586	95,692
Starz (Class A) (a)(b)	1,309	48,878
TEGNA, Inc.	2,520	56,423
Thomson Reuters Corp.	4,095	164,865
Time Warner Cable, Inc.	3,171	568,782
Time Warner, Inc.	9,344	642,400
Time, Inc.	1,247	23,755
Tribune Media Co. (Class A)	928	33,037
Twenty-First Century Fox, Inc. (Class A)	14,001	377,747
Twenty-First Century Fox, Inc. (Class B)	5,365	145,230
Viacom, Inc. (Class B)	3,902	168,371
Walt Disney Co.	19,056	1,947,523
World Wrestling Entertainment, Inc. (Class A) (b)	298	5,036

		7,730,394

METALS & MINING — 0.4%
AK Steel Holding Corp. (a)(b)	1,453	3,502
Alcoa, Inc.	14,365	138,766
Allegheny Technologies, Inc. (b)	1,156	16,392
Carpenter Technology Corp.	498	14,825
Century Aluminum Co. (a)(b)	545	2,507
Cliffs Natural Resources, Inc. (b)	1,703	4,155
Coeur Mines, Inc. (a)(b)	1,138	3,209
Commercial Metals Co.	1,297	17,574
Compass Minerals International, Inc. (b)	350	27,429
Freeport-McMoRan, Inc. (b)	11,409	110,553
Globe Specialty Metals, Inc.	698	8,467
Haynes International, Inc.	98	3,708
Hecla Mining Co. (b)	3,643	7,177
Horsehead Holding Corp. (a)(b)	443	1,347
Kaiser Aluminum Corp. (b)	200	16,050
Materion Corp.	252	7,565
Newmont Mining Corp.	6,308	101,369
Nucor Corp. (b)	3,505	131,613
Olympic Steel, Inc.	98	975
Reliance Steel & Aluminum Co.	860	46,449
Royal Gold, Inc. (b)	703	33,027
Schnitzer Steel Industries, Inc. (Class A)	311	4,211
Southern Copper Corp. (b)	1,749	46,733
Steel Dynamics, Inc.	2,433	41,799
Stillwater Mining Co. (a)(b)	1,299	13,419
SunCoke Energy, Inc.	760	5,913
Tahoe Resources, Inc.	2,188	16,935
TimkenSteel Corp. (b)	483	4,888
United States Steel Corp. (b)	1,580	16,464
Worthington Industries, Inc.	562	14,882

		861,903

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	1,199	70,129
Ameren Corp.	2,680	113,284
Avista Corp.	648	21,546
Black Hills Corp.	443	18,314
CenterPoint Energy, Inc.	4,694	84,680
CMS Energy Corp.	2,945	104,017
Consolidated Edison, Inc. (b)	3,260	217,931
Dominion Resources, Inc.	6,679	470,068
DTE Energy Co.	1,948	156,561
MDU Resources Group, Inc. (b)	2,100	36,120
NiSource, Inc.	3,438	63,775
NorthWestern Corp.	452	24,331
PG&E Corp.	5,517	291,298
Public Service Enterprise Group, Inc.	5,566	234,662
SCANA Corp. (b)	1,551	87,259
Sempra Energy	2,909	281,358
TECO Energy, Inc.	2,406	63,182
Vectren Corp.	899	37,767
WEC Energy Group, Inc. (b)	3,459	180,629

		2,556,911

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (b)	629	30,142
Burlington Stores, Inc. (a)	814	41,546
Dillard’s, Inc. (Class A) (b)	276	24,120
Dollar General Corp.	3,597	260,567
Dollar Tree, Inc. (a)	2,705	180,315
Fred’s, Inc. (Class A)	400	4,740
J.C. Penney Co., Inc. (a)(b)	3,304	30,694
Kohl’s Corp. (b)	2,488	115,219
Macy’s, Inc.	3,784	194,195
Nordstrom, Inc.	1,591	114,090
Sears Holdings Corp. (a)(b)	468	10,577
Target Corp.	7,123	560,295
Tuesday Morning Corp. (a)(b)	443	2,397

		1,568,897

OIL, GAS & CONSUMABLE FUELS — 5.2%
Abraxas Petroleum Corp. (a)(b)	912	1,167
Adams Resources & Energy, Inc.	34	1,394
Alon USA Energy, Inc. (b)	252	4,554
Anadarko Petroleum Corp.	5,598	338,063
Antero Resources Corp. (a)(b)	626	13,246
Apache Corp.	4,330	169,563
Approach Resources, Inc. (a)(b)	382	714
Bill Barrett Corp. (a)(b)	550	1,815

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Bonanza Creek Energy, Inc. (a)(b)	298	$1,213
Cabot Oil & Gas Corp.	4,613	100,840
California Resources Corp.	3,524	9,162
Carrizo Oil & Gas, Inc. (a)	658	20,095
Cheniere Energy, Inc. (a)	2,649	127,947
Chesapeake Energy Corp. (b)	6,357	46,597
Chevron Corp.	21,104	1,664,684
Cimarex Energy Co.	1,036	106,169
Clayton Williams Energy, Inc. (a)(b)	86	3,338
Clean Energy Fuels Corp. (a)(b)	750	3,375
Cloud Peak Energy, Inc. (a)(b)	648	1,704
Cobalt International Energy, Inc. (a)(b)	3,842	27,201
Columbia Pipeline Group, Inc.	3,438	62,881
Concho Resources, Inc. (a)(b)	1,450	142,535
ConocoPhillips	13,867	665,061
CONSOL Energy, Inc. (b)	2,507	24,569
Contango Oil & Gas Co. (a)	136	1,034
Continental Resources, Inc. (a)(b)	888	25,725
CVR Energy, Inc. (b)	150	6,158
Delek US Holdings, Inc.	648	17,950
Denbury Resources, Inc. (b)	4,071	9,933
Devon Energy Corp.	4,607	170,874
DHT Holdings, Inc.	1,032	7,657
Diamondback Energy, Inc. (a)(b)	658	42,507
Energen Corp.	801	39,938
Energy XXI, Ltd. (b)	2,538	2,665
EOG Resources, Inc.	6,238	454,126
EP Energy Corp. (Class A) (a)(b)	670	3,451
EQT Corp.	1,649	106,806
EXCO Resources, Inc. (b)	1,895	1,421
Exxon Mobil Corp.	46,981	3,493,037
GasLog, Ltd. (b)	300	2,886
Golar LNG, Ltd.	958	26,709
Green Plains, Inc. (b)	300	5,838
Gulfport Energy Corp. (a)	992	29,443
Halcon Resources Corp. (a)(b)	2,299	1,218
Hess Corp.	2,874	143,872
HollyFrontier Corp.	2,253	110,037
Kinder Morgan, Inc.	19,904	550,943
Kosmos Energy, Ltd. (a)	1,099	6,132
Laredo Petroleum, Inc. (a)(b)	848	7,997
Magnum Hunter Resources Corp. (a)(b)	1,900	646
Marathon Oil Corp.	7,778	119,781
Marathon Petroleum Corp.	6,004	278,165
Matador Resources Co. (a)(b)	1,169	24,245
Memorial Resource Development Corp. (a)(b)	1,216	21,377
Murphy Oil Corp. (b)	2,103	50,893
Newfield Exploration Co. (a)	2,018	66,392
Noble Energy, Inc.	4,890	147,580
Nordic American Tanker Shipping, Ltd. (b)	698	10,610
Northern Oil and Gas, Inc. (a)(b)	698	3,085
Oasis Petroleum, Inc. (a)(b)	1,200	10,416
Occidental Petroleum Corp.	8,815	583,112
ONEOK, Inc.	2,249	72,418
Panhandle Oil & Gas, Inc. (Class A) (b)	162	2,618
Parsley Energy, Inc. (Class A) (a)(b)	550	8,288
PBF Energy, Inc. (b)	748	21,116
PDC Energy, Inc. (a)(b)	458	24,279
Peabody Energy Corp. (b)	3,005	4,147
Penn Virginia Corp. (a)(b)	600	318
Phillips 66	6,056	465,343
Pioneer Natural Resources Co.	1,638	199,246
QEP Resources, Inc.	1,942	24,333
Range Resources Corp. (b)	1,813	58,234
Renewable Energy Group, Inc. (a)	252	2,087
REX American Resources Corp. (a)(b)	102	5,163
Rex Energy Corp. (a)(b)	492	1,018
Rice Energy, Inc. (a)(b)	722	11,668
RSP Permian, Inc. (a)(b)	465	9,416
Sanchez Energy Corp. (a)(b)	618	3,801
SandRidge Energy, Inc. (a)(b)	5,442	1,469
Scorpio Tankers, Inc. (b)	2,492	22,852
SemGroup Corp.(Class A)	443	19,155
Ship Finance International, Ltd. (b)	550	8,937
SM Energy Co. (b)	715	22,909
Solazyme, Inc. (a)(b)	498	1,295
Southwestern Energy Co. (a)	4,298	54,542
Spectra Energy Corp. (b)	7,349	193,058
Stone Energy Corp. (a)(b)	550	2,728
Synergy Resources Corp. (a)(b)	452	4,430
Targa Resources Corp.	658	33,900
Teekay Corp.	452	13,397
Tesoro Corp.	1,510	146,832
Triangle Petroleum Corp. (a)(b)	1,297	1,842
Ultra Petroleum Corp. (a)(b)	1,695	10,831
Valero Energy Corp.	6,011	361,261
W&T Offshore, Inc. (b)	400	1,200
Western Refining, Inc.	900	39,708
Whiting Petroleum Corp. (a)	2,534	38,694
Williams Cos., Inc.	8,289	305,450
World Fuel Services Corp.	801	28,676
WPX Energy, Inc. (a)	2,206	14,604

		12,363,809

PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co. (a)	459	11,576
Clearwater Paper Corp. (a)	252	11,905
Deltic Timber Corp. (b)	98	5,861
Domtar Corp.	726	25,955
International Paper Co.	4,879	184,377
KapStone Paper and Packaging Corp.	850	14,034
Louisiana-Pacific Corp. (a)(b)	1,571	22,371
Neenah Paper, Inc.	150	8,742
P.H. Glatfelter Co. (b)	443	7,628
Schweitzer-Mauduit International, Inc.	350	12,033
Wausau Paper Corp. (b)	550	3,520
Weyerhaeuser Co.	6,050	165,407

		473,409

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (b)	4,783	15,545
Coty, Inc. (Class A) (b)	958	25,923
Edgewell Personal Care Co.	747	60,955
Elizabeth Arden, Inc. (a)(b)	300	3,507
Estee Lauder Cos., Inc. (Class A)	2,549	205,653
Herbalife, Ltd. (a)(b)	946	51,557
Inter Parfums, Inc.	200	4,962

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Medifast, Inc. (a)(b)	150	$4,029
Nu Skin Enterprises, Inc. (Class A)	652	26,915
Revlon, Inc. (Class A) (a)	98	2,886
USANA Health Sciences, Inc. (a)	102	13,671

		415,603

PHARMACEUTICALS — 4.7%
Akorn, Inc. (a)(b)	1,052	29,987
Allergan PLC (a)	4,383	1,191,343
Bristol-Myers Squibb Co.	18,635	1,103,192
Catalent, Inc. (a)	945	22,964
Cempra, Inc. (a)(b)	309	8,603
Depomed, Inc. (a)	652	12,290
Eli Lilly & Co.	11,022	922,431
Endo International PLC (a)	2,366	163,917
Endocyte, Inc. (a)(b)	298	1,365
Impax Laboratories, Inc. (a)(b)	750	26,408
Intra-Cellular Therapies, Inc. (a)(b)	206	8,248
Jazz Pharmaceuticals PLC (a)(b)	656	87,123
Johnson & Johnson	31,193	2,911,867
Lannett Co., Inc. (a)(b)	200	8,304
Mallinckrodt PLC (a)	1,292	82,611
Medicines Co. (a)(b)	865	32,835
Merck & Co., Inc.	31,698	1,565,564
Mylan NV (a)	4,696	189,061
Nektar Therapeutics (a)(b)	1,276	13,985
Omeros Corp. (a)(b)	413	4,526
Pacira Pharmaceuticals, Inc. (a)(b)	401	16,481
Perrigo Co. PLC	1,694	266,415
Pfizer, Inc.	68,915	2,164,620
Prestige Brands Holdings, Inc. (a)	550	24,838
Relypsa, Inc. (a)(b)	206	3,813
Sagent Pharmaceuticals, Inc. (a)	200	3,066
Sciclone Pharmaceuticals, Inc. (a)	600	4,164
Tetraphase Pharmaceuticals, Inc. (a)(b)	309	2,305
TherapeuticsMD, Inc. (a)(b)	848	4,969
Theravance Biopharma, Inc. (a)	296	3,253
Theravance, Inc. (b)	1,014	7,281
VIVUS, Inc. (a)(b)	1,114	1,827
XenoPort, Inc. (a)(b)	443	1,537
Zoetis, Inc.	5,468	225,172
ZS Pharma, Inc. (a)(b)	206	13,526

		11,129,891

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp.	550	4,994
Advisory Board Co. (a)	400	18,216
Barrett Business Services, Inc.	102	4,379
CBIZ, Inc. (a)(b)	452	4,439
CDI Corp.	150	1,282
CEB, Inc.	350	23,919
CRA International, Inc. (a)	98	2,115
Dun & Bradstreet Corp.	450	47,250
Equifax, Inc.	1,332	129,444
Exponent, Inc.	299	13,323
FTI Consulting, Inc. (a)	452	18,763
GP Strategies Corp. (a)	22	502
Heidrick & Struggles International, Inc.	200	3,890
Huron Consulting Group, Inc. (a)	252	15,758
ICF International, Inc. (a)	200	6,078
IHS, Inc. (Class A) (a)	757	87,812
Insperity, Inc.	252	11,070
Kelly Services, Inc. (Class A)	298	4,214
Kforce, Inc.	298	7,831
Korn/Ferry International	550	18,188
ManpowerGroup, Inc.	822	67,314
Mistras Group, Inc. (a)	150	1,927
Navigant Consulting, Inc. (a)	550	8,750
Nielsen Holdings PLC	4,126	183,483
On Assignment, Inc. (a)	498	18,376
Pendrell Corp. (a)(b)	1,801	1,297
Resources Connection, Inc.	452	6,812
Robert Half International, Inc.	1,573	80,475
RPX Corp. (a)	350	4,802
Towers Watson & Co. (Class A)	798	93,669
TriNet Group, Inc. (a)	413	6,938
TrueBlue, Inc. (a)	452	10,156
Verisk Analytics, Inc. (a)	1,794	132,595
VSE Corp. (b)	52	2,084
WageWorks, Inc. (a)	300	13,524

		1,055,669

REAL ESTATE INVESTMENT TRUSTS — 3.9%
Acadia Realty Trust	600	18,042
AG Mortgage Investment Trust, Inc. (b)	298	4,536
Agree Realty Corp.	162	4,836
Alexander’s, Inc. (b)	52	19,448
Alexandria Real Estate Equities, Inc.	801	67,821
Altisource Residential Corp. (b)	673	9,368
American Assets Trust, Inc.	369	15,077
American Campus Communities, Inc.	1,166	42,256
American Capital Agency Corp.	4,246	79,400
American Capital Mortgage Investment Corp. (b)	652	9,610
American Homes 4 Rent (Class A) (b)	1,528	24,570
American Residential Properties, Inc.	150	2,591
American Tower Corp.	4,851	426,791
Annaly Capital Management, Inc.	10,441	103,053
Anworth Mortgage Asset Corp.	1,601	7,909
Apartment Investment & Management Co. (Class A)	1,599	59,195
Apollo Commercial Real Estate Finance, Inc. (b)	401	6,300
Apollo Residential Mortgage, Inc.	350	4,431
Apple Hospitality REIT, Inc. (b)	2,063	38,310
Armada Hoffler Properties, Inc.	200	1,954
ARMOUR Residential REIT, Inc.	512	10,260
Ashford Hospitality Prime, Inc.	117	1,642
Ashford Hospitality Trust, Inc.	576	3,514
AvalonBay Communities, Inc.	1,530	267,475
BioMed Realty Trust, Inc.	2,083	41,618
Boston Properties, Inc.	1,677	198,557
Brandywine Realty Trust	1,749	21,548
Brixmor Property Group, Inc.	1,962	46,068
Camden Property Trust	946	69,909
Campus Crest Communities, Inc. (b)	698	3,713
Capstead Mortgage Corp.	1,048	10,365
Care Capital Properties, Inc.	892	29,374
CareTrust REIT, Inc.	263	2,985
CBL & Associates Properties, Inc.	1,757	24,159

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Cedar Realty Trust, Inc. (b)	809	$5,024
Chambers Street Properties (b)	2,693	17,478
Chatham Lodging Trust	200	4,296
Chesapeake Lodging Trust	550	14,333
Chimera Investment Corp.	2,271	30,363
Colony Capital, Inc. (Class A) (b)	1,112	21,751
Columbia Property Trust, Inc.	1,402	32,526
Communications Sales & Leasing, Inc. (a)(b)	1,311	23,467
Coresite Realty Corp.	267	13,734
Corporate Office Properties Trust	953	20,042
Corrections Corp. of America (b)	1,248	36,866
Cousins Properties, Inc.	2,334	21,519
Crown Castle International Corp.	3,761	296,630
CubeSmart	1,758	47,835
CyrusOne, Inc.	716	23,385
CYS Investments, Inc. (b)	1,949	14,150
DCT Industrial Trust, Inc.	796	26,793
DDR Corp.	3,563	54,799
DiamondRock Hospitality Co.	2,143	23,680
Digital Realty Trust, Inc. (b)	1,420	92,754
Douglas Emmett, Inc.	1,601	45,981
Duke Realty Corp.	3,543	67,494
DuPont Fabros Technology, Inc.	648	16,770
Dynex Capital, Inc. (b)	600	3,936
EastGroup Properties, Inc.	298	16,146
Education Realty Trust, Inc.	416	13,707
Empire State Realty Trust, Inc. (Class A) (b)	1,290	21,969
EPR Properties	658	33,933
Equinix, Inc. (b)	645	176,343
Equity Commonwealth (a)	1,299	35,385
Equity Lifestyle Properties, Inc.	950	55,641
Equity One, Inc.	648	15,772
Equity Residential	3,982	299,128
Essex Property Trust, Inc.	788	176,055
Extra Space Storage, Inc.	1,425	109,953
Federal Realty Investment Trust	798	108,887
FelCor Lodging Trust, Inc.	1,399	9,891
First Industrial Realty Trust, Inc.	1,201	25,161
First Potomac Realty Trust	652	7,172
Franklin Street Properties Corp.	1,001	10,761
Gaming and Leisure Properties, Inc. (b)	1,143	33,947
General Growth Properties, Inc.	6,543	169,922
Geo Group, Inc.	801	23,822
Getty Realty Corp.	300	4,740
Gladstone Commercial Corp.	98	1,383
Government Properties Income Trust (b)	600	9,600
Gramercy Property Trust, Inc. (b)	523	10,863
Hatteras Financial Corp.	1,099	16,650
HCP, Inc.	4,979	185,468
Healthcare Realty Trust, Inc.	1,267	31,485
Healthcare Trust of America, Inc. (Class A)	1,298	31,814
Hersha Hospitality Trust	549	12,440
Highwoods Properties, Inc.	1,165	45,144
Home Properties, Inc.	698	52,175
Hospitality Properties Trust	1,835	46,939
Host Hotels & Resorts, Inc. (b)	8,193	129,531
Hudson Pacific Properties, Inc.	752	21,650
InfraREIT, Inc. (a)	206	4,878
Inland Real Estate Corp. (b)	950	7,695
Invesco Mortgage Capital, Inc.	1,500	18,360
Investors Real Estate Trust	1,098	8,499
Iron Mountain, Inc. (b)	2,386	74,014
iStar, Inc. (a)(b)	957	12,039
Kilroy Realty Corp.	1,010	65,812
Kimco Realty Corp.	4,483	109,520
Kite Realty Group Trust	1,157	27,548
Lamar Advertising Co. (Class A)	859	44,823
LaSalle Hotel Properties	1,306	37,077
Lexington Realty Trust	2,282	18,484
Liberty Property Trust	1,570	49,471
LTC Properties, Inc.	400	17,068
Macerich Co.	1,701	130,671
Mack-Cali Realty Corp.	1,001	18,899
Medical Properties Trust, Inc.	2,315	25,604
MFA Financial, Inc.	3,999	27,233
Mid-America Apartment Communities, Inc.	851	69,671
Monmouth Real Estate Investment Corp.(Class A)	487	4,748
Monogram Residential Trust, Inc.	1,857	17,289
National Health Investors, Inc.	402	23,111
National Retail Properties, Inc.	1,290	46,788
New Residential Investment Corp.	2,637	34,545
New Senior Investment Group, Inc.	722	7,552
New York Mortgage Trust, Inc. (b)	698	3,832
New York REIT, Inc. (b)	1,951	19,627
NorthStar Realty Finance Corp.	3,850	47,547
OMEGA Healthcare Investors, Inc.	2,015	70,827
One Liberty Properties, Inc.	98	2,090
Outfront Media, Inc.	1,582	32,906
Paramount Group, Inc. (b)	1,704	28,627
Parkway Properties, Inc.	965	15,015
Pebblebrook Hotel Trust (b)	648	22,972
Pennsylvania Real Estate Investment Trust	760	15,071
PennyMac Mortgage Investment Trust	967	14,959
Physicians Realty Trust	825	12,449
Piedmont Office Realty Trust, Inc. (Class A)	1,844	32,989
Plum Creek Timber Co., Inc. (b)	1,937	76,531
Post Properties, Inc.	586	34,158
Potlatch Corp. (b)	452	13,013
ProLogis, Inc.	5,821	226,437
PS Business Parks, Inc.	200	15,876
Public Storage	1,603	339,243
QTS Realty Trust, Inc. (Class A)	309	13,500
RAIT Financial Trust (b)	801	3,973
Ramco-Gershenson Properties Trust	648	9,726
Rayonier, Inc. (b)	1,399	30,876
Realty Income Corp. (b)	2,641	125,157
Redwood Trust, Inc.	899	12,442
Regency Centers Corp.	1,012	62,896
Resource Capital Corp. (b)	349	3,898
Retail Opportunity Investments Corp.	731	12,091
Retail Properties of America, Inc. (Class A)	2,599	36,620
Rexford Industrial Realty, Inc.	619	8,536

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

RLJ Lodging Trust	1,354	$34,216
Rouse Properties, Inc.	252	3,926
Ryman Hospitality Properties	488	24,024
Sabra Healthcare REIT, Inc.	900	20,862
Saul Centers, Inc.	102	5,278
Select Income REIT (b)	1,000	19,010
Senior Housing Properties Trust	2,473	40,063
Silver Bay Realty Trust Corp.	150	2,402
Simon Property Group, Inc.	3,532	648,899
SL Green Realty Corp. (b)	1,044	112,919
Sovran Self Storage, Inc.	350	33,005
Spirit Realty Capital, Inc.	4,813	43,991
STAG Industrial, Inc. (b)	443	8,067
Starwood Property Trust, Inc. (b)	2,383	48,899
Starwood Waypoint Residential Trust (b)	455	10,843
STORE Capital Corp. (b)	700	14,462
Strategic Hotels & Resorts, Inc. (a)	2,705	37,302
Summit Hotel Properties, Inc.	698	8,146
Sun Communities, Inc.	503	34,083
Sunstone Hotel Investors, Inc.	2,475	32,744
Tanger Factory Outlet Centers, Inc.	997	32,871
Taubman Centers, Inc.	698	48,218
Terreno Realty Corp. (b)	200	3,928
Two Harbors Investment Corp.	4,051	35,730
UDR, Inc.	2,739	94,441
Universal Health Realty Income Trust (b)	98	4,600
Urban Edge Properties	1,030	22,238
Urstadt Biddle Properties, Inc. (Class A)	200	3,748
Ventas, Inc.	3,773	211,514
VEREIT, Inc. (b)	10,005	77,239
Vornado Realty Trust	2,060	186,265
Washington Real Estate Investment Trust (b)	750	18,697
Weingarten Realty Investors	1,312	43,440
Welltower, Inc.	3,995	270,541
Western Asset Mortgage Capital Corp. (b)	317	3,997
Whitestone REIT (b)	200	2,306
WP Carey, Inc. (b)	1,099	63,533
WP GLIMCHER, Inc.	2,033	23,705
Xenia Hotels & Resorts, Inc.	1,238	21,615

		9,172,818

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	443	15,208
Altisource Portfolio Solutions SA (a)(b)	150	3,576
CBRE Group, Inc. (Class A) (a)	3,075	98,400
Consolidated-Tomoka Land Co. (b)	102	5,080
Forest City Enterprises, Inc. (Class A) (a)	2,161	43,501
Forestar Group, Inc. (a)(b)	368	4,839
FRP Holdings, Inc. (a)	102	3,074
Howard Hughes Corp. (a)(b)	452	51,862
Jones Lang LaSalle, Inc.	550	79,074
Kennedy-Wilson Holdings, Inc. (b)	961	21,305
Realogy Holdings Corp. (a)	1,594	59,982
Tejon Ranch Co. (a)	150	3,272

		389,173

ROAD & RAIL — 0.9%
AMERCO, Inc.	102	40,134
ArcBest Corp.	300	7,731
Avis Budget Group, Inc. (a)	1,176	51,368
Celadon Group, Inc.	252	4,037
Con-way, Inc.	618	29,324
CSX Corp.	11,247	302,544
Genesee & Wyoming, Inc. (Class A) (a)	599	35,389
Heartland Express, Inc. (b)	498	9,930
Hertz Global Holdings, Inc. (a)	4,949	82,797
J.B. Hunt Transport Services, Inc.	1,054	75,255
Kansas City Southern	1,218	110,692
Knight Transportation, Inc.	652	15,648
Landstar System, Inc.	489	31,037
Marten Transport, Ltd.	300	4,851
Norfolk Southern Corp.	3,517	268,699
Old Dominion Freight Line, Inc. (a)	801	48,861
Roadrunner Transportation Systems, Inc. (a)	200	3,680
Ryder Systems, Inc. (b)	550	40,722
Saia, Inc. (a)	300	9,285
Swift Transportation Co. (a)(b)	899	13,503
Union Pacific Corp.	9,761	862,970
Werner Enterprises, Inc. (b)	498	12,500
YRC Worldwide, Inc. (a)	616	8,168

		2,069,125

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Energy Industries, Inc. (a)	452	11,888
Advanced Micro Devices, Inc. (a)(b)	6,445	11,085
Altera Corp.	3,505	175,530
Ambarella, Inc. (a)(b)	406	23,463
Amkor Technology, Inc. (a)	698	3,134
Analog Devices, Inc.	3,488	196,758
Applied Materials, Inc.	13,646	200,460
Applied Micro Circuits Corp. (a)(b)	750	3,983
Atmel Corp.	4,749	38,324
Avago Technologies, Ltd. (b)	2,896	362,029
Axcelis Technologies, Inc. (a)	1,201	3,207
Broadcom Corp. (Class A)	6,269	322,415
Brooks Automation, Inc.	750	8,783
Cabot Microelectronics Corp. (a)	252	9,762
Cavium, Inc. (a)(b)	550	33,753
CEVA, Inc. (a)	252	4,680
Cirrus Logic, Inc. (a)	688	21,679
Cohu, Inc.	300	2,958
Cree, Inc. (a)(b)	1,280	31,014
Cypress Semiconductor Corp. (a)(b)	3,347	28,516
Diodes, Inc. (a)	400	8,548
Entegris, Inc. (a)	1,551	20,458
Exar Corp. (a)	452	2,689
Fairchild Semiconductor International, Inc. (a)	1,399	19,642
First Solar, Inc. (a)	803	34,328
Formfactor, Inc. (a)	600	4,068
Freescale Semiconductor, Ltd. (a)(b)	1,150	42,067
Inphi Corp. (a)	300	7,212

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Integrated Device Technology, Inc. (a)	1,448	$29,394
Integrated Silicon Solution, Inc.	298	6,404
Intel Corp.	53,471	1,611,616
Intersil Corp. (Class A)	1,396	16,333
IXYS Corp.	300	3,348
KLA-Tencor Corp.	1,855	92,750
Kopin Corp. (a)(b)	698	2,192
Lam Research Corp. (b)	1,774	115,895
Lattice Semiconductor Corp. (a)	1,248	4,805
Linear Technology Corp.	2,575	103,901
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	309	8,958
Marvell Technology Group, Ltd.	5,540	50,137
Maxim Integrated Products, Inc.	3,175	106,045
MaxLinear, Inc. (Class A) (a)	220	2,737
Microchip Technology, Inc. (b)	2,668	114,964
Micron Technology, Inc. (a)	11,774	176,375
Microsemi Corp. (a)	1,026	33,673
MKS Instruments, Inc.	588	19,716
Monolithic Power Systems, Inc. (b)	400	20,480
Nanometrics, Inc. (a)	252	3,059
NVE Corp.	52	2,524
NVIDIA Corp. (b)	6,382	157,316
OmniVision Technologies, Inc. (a)	600	15,756
ON Semiconductor Corp. (a)	4,985	46,859
PDF Solutions, Inc. (a)	300	3,000
Photronics, Inc. (a)	648	5,871
PMC-Sierra, Inc. (a)	2,249	15,226
Power Integrations, Inc.	298	12,567
Qorvo, Inc. (a)	1,825	82,216
Rambus, Inc. (a)(b)	1,221	14,408
Rudolph Technologies, Inc. (a)	350	4,358
Semtech Corp. (a)(b)	750	11,325
Silicon Laboratories, Inc. (a)(b)	443	18,402
Skyworks Solutions, Inc.	2,104	177,178
SunEdison, Inc. (a)(b)	3,236	23,234
SunPower Corp. (a)(b)	465	9,319
Synaptics, Inc. (a)(b)	350	28,861
Teradyne, Inc.	2,081	37,479
Tessera Technologies, Inc.	600	19,446
Texas Instruments, Inc.	11,546	571,758
Ultratech, Inc. (a)	298	4,774
Veeco Instruments, Inc. (a)(b)	452	9,271
Xcerra Corp. (a)	498	3,127
Xilinx, Inc.	2,888	122,451

		5,551,941

SOFTWARE — 4.1%
ACI Worldwide, Inc. (a)(b)	1,299	27,435
Activision Blizzard, Inc. (b)	5,407	167,022
Adobe Systems, Inc. (a)	5,699	468,572
American Software, Inc. (Class A)	300	2,826
ANSYS, Inc. (a)	1,051	92,635
Aspen Technology, Inc. (a)(b)	1,051	39,843
Autodesk, Inc. (a)	2,477	109,335
AVG Technologies NV (a)	300	6,525
Blackbaud, Inc.	498	27,948
Bottomline Technologies, Inc. (a)	452	11,305
BroadSoft, Inc. (a)(b)	298	8,928
CA, Inc.	3,612	98,608
Cadence Design Systems, Inc. (a)(b)	3,091	63,922
Callidus Software, Inc. (a)	400	6,796
CDK Global, Inc.	1,788	85,431
Citrix Systems, Inc. (a)	1,755	121,586
CommVault Systems, Inc. (a)	498	16,912
Ebix, Inc. (b)	350	8,736
Electronic Arts, Inc. (a)	3,540	239,835
Ellie Mae, Inc. (a)(b)	300	19,971
EnerNOC, Inc. (a)(b)	300	2,370
EPIQ Systems, Inc.	350	4,522
ePlus, Inc. (a)	52	4,112
FactSet Research Systems, Inc.	443	70,796
Fair Isaac Corp.	400	33,800
FireEye, Inc. (a)(b)	1,582	50,339
FleetMatics Group PLC (a)(b)	406	19,931
Fortinet, Inc. (a)	1,500	63,720
Gigamon, Inc. (a)	516	10,325
Glu Mobile, Inc. (a)(b)	1,341	5,860
Guidewire Software, Inc. (a)	661	34,755
HubSpot, Inc. (a)	206	9,552
Imperva, Inc. (a)(b)	252	16,501
Infoblox, Inc. (a)	550	8,789
Interactive Intelligence Group (a)(b)	150	4,457
Intuit, Inc.	3,271	290,301
Jive Software, Inc. (a)(b)	452	2,111
King Digital Entertainment PLC (b)	928	12,565
Manhattan Associates, Inc. (a)	1,016	63,297
Mentor Graphics Corp.	1,048	25,812
Microsoft Corp.	90,938	4,024,916
MicroStrategy, Inc. (a)	98	19,254
Monotype Imaging Holdings, Inc.	452	9,863
NetSuite, Inc. (a)(b)	400	33,560
Nuance Communications, Inc. (a)	2,906	47,571
Oracle Corp.	35,671	1,288,437
Paycom Software, Inc. (a)	309	11,096
Pegasystems, Inc.	400	9,844
Progress Software Corp. (a)	600	15,498
Proofpoint, Inc. (a)(b)	458	27,627
PROS Holdings, Inc. (a)(b)	252	5,579
PTC, Inc. (a)	1,346	42,722
QLIK Technologies, Inc. (a)(b)	950	34,628
Quality Systems, Inc. (b)	452	5,641
Qualys, Inc. (a)(b)	150	4,269
RealPage, Inc. (a)	498	8,277
Red Hat, Inc. (a)	2,131	153,176
RingCentral, Inc. (Class A) (a)	619	11,235
Rovi Corp. (a)(b)	1,102	11,560
Salesforce.com, Inc. (a)	7,345	509,963
SeaChange International, Inc. (a)(b)	350	2,205
ServiceNow, Inc. (a)(b)	1,705	118,412
SolarWinds, Inc. (a)	698	27,390
Solera Holdings, Inc.	748	40,392
Splunk, Inc. (a)(b)	1,305	72,232
SS&C Technologies Holdings, Inc.	952	66,678
Symantec Corp.	7,687	149,666
Synchronoss Technologies, Inc. (a)(b)	298	9,774
Synopsys, Inc. (a)	1,680	77,582
Tableau Software, Inc. (Class A) (a)	555	44,278
Take-Two Interactive Software, Inc. (a)(b)	899	25,828
Tangoe, Inc. (a)(b)	350	2,520
TiVo, Inc. (a)	1,399	12,115
Tyler Technologies, Inc. (a)	350	52,258

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Ultimate Software Group, Inc. (a)	298	$53,345
Varonis Systems, Inc. (a)(b)	600	9,348
VASCO Data Security International, Inc. (a)(b)	298	5,078
Verint Systems, Inc. (a)	616	26,580
VirnetX Holding Corp. (a)(b)	443	1,577
VMware, Inc. (Class A) (a)	899	70,832
Workday, Inc. (Class A) (a)(b)	1,199	82,563
Xura, Inc. (a)	262	5,864
Zendesk, Inc. (a)(b)	619	12,200
Zix Corp. (a)	648	2,728
Zynga, Inc. (Class A) (a)	6,449	14,704

		9,618,951

SPECIALTY RETAIL — 2.7%
Aaron’s, Inc.	850	30,693
Abercrombie & Fitch Co. (Class A) (b)	880	18,647
Advance Auto Parts, Inc.	871	165,081
America’s Car-Mart, Inc. (a)(b)	102	3,375
American Eagle Outfitters, Inc. (b)	2,076	32,448
Asbury Automotive Group, Inc. (a)	350	28,403
Ascena Retail Group, Inc. (a)(b)	1,731	24,078
AutoNation, Inc. (a)	784	45,613
AutoZone, Inc. (a)	360	260,579
Barnes & Noble Education, Inc. (a)	285	3,622
Barnes & Noble, Inc.	452	5,474
bebe stores, inc. (b)	400	376
Bed Bath & Beyond, Inc. (a)(b)	2,123	121,053
Best Buy Co., Inc. (b)	3,334	123,758
Big 5 Sporting Goods Corp.	200	2,076
Buckle, Inc. (b)	298	11,017
Cabela’s, Inc. (a)(b)	924	42,134
Caleres, Inc.	443	13,525
CarMax, Inc. (a)(b)	2,499	148,241
Cato Corp. (Class A)	298	10,141
Chico’s FAS, Inc.	1,819	28,613
Children’s Place, Inc.	252	14,533
Christopher & Banks Corp. (a)(b)	400	444
Citi Trends, Inc.	150	3,507
Conn’s, Inc. (a)(b)	252	6,058
Container Store Group, Inc. (a)(b)	160	2,253
CST Brands, Inc.	669	22,519
Destination XL Group, Inc. (a)	443	2,574
Dick’s Sporting Goods, Inc.	1,099	54,521
DSW, Inc. (Class A)	801	20,273
Express, Inc. (a)	950	16,977
Finish Line, Inc. (Class A)	550	10,615
Five Below, Inc. (a)(b)	600	20,148
Foot Locker, Inc.	1,680	120,910
Francesca’s Holdings Corp. (a)	443	5,418
GameStop Corp. (Class A) (b)	1,287	53,037
Gap, Inc. (b)	3,067	87,409
Genesco, Inc. (a)	231	13,183
GNC Holdings, Inc. (Class A)	1,048	42,360
Group 1 Automotive, Inc.	252	21,458
Guess?, Inc. (b)	648	13,841
Haverty Furniture Cos., Inc.	252	5,917
Hibbett Sports, Inc. (a)(b)	300	10,503
Home Depot, Inc.	14,602	1,686,385
Kirkland’s, Inc.	150	3,231
L Brands, Inc.	2,862	257,952
Lithia Motors, Inc. (Class A)	252	27,244
Lowe’s Cos., Inc.	10,623	732,137
Lumber Liquidators Holdings, Inc. (a)(b)	298	3,916
MarineMax, Inc. (a)	300	4,239
Mattress Firm Holding Corp. (a)(b)	150	6,264
Men’s Wearhouse, Inc.	531	22,578
Michaels Cos., Inc. (a)	909	20,998
Monro Muffler Brake, Inc. (b)	350	23,643
Murphy USA, Inc. (a)	525	28,849
O’Reilly Automotive, Inc. (a)	1,195	298,750
Office Depot, Inc. (a)	6,825	43,816
Outerwall, Inc. (b)	298	16,965
Penske Automotive Group, Inc.	443	21,459
Pep Boys-Manny, Moe & Jack (a)	600	7,314
Pier 1 Imports, Inc. (b)	1,022	7,052
Rent-A-Center, Inc. (b)	647	15,690
Restoration Hardware Holdings, Inc. (a)(b)	350	32,658
Ross Stores, Inc.	4,560	221,023
Sally Beauty Holdings, Inc. (a)	1,844	43,795
Select Comfort Corp. (a)	652	14,266
Shoe Carnival, Inc.	150	3,570
Signet Jewelers, Ltd.	899	122,381
Sonic Automotive, Inc. (Class A)	452	9,230
Stage Stores, Inc. (b)	350	3,444
Staples, Inc.	7,308	85,723
Stein Mart, Inc.	298	2,885
Tiffany & Co.	1,192	92,046
Tile Shop Holdings, Inc. (a)(b)	200	2,396
TJX Cos., Inc.	7,625	544,577
Tractor Supply Co.	1,607	135,502
Ulta Salon Cosmetics & Fragrance, Inc. (a)	698	114,018
Urban Outfitters, Inc. (a)(b)	1,214	35,667
Vitamin Shoppe, Inc. (a)	298	9,727
West Marine, Inc. (a)	200	1,756
Williams-Sonoma, Inc. (b)	1,099	83,909
Zumiez, Inc. (a)(b)	252	3,939

		6,458,399

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
3D Systems Corp. (a)(b)	1,099	12,693
Apple, Inc.	64,438	7,107,511
Cray, Inc. (a)(b)	452	8,954
Diebold, Inc. (b)	698	20,779
Electronics for Imaging, Inc. (a)	498	21,553
EMC Corp.	21,815	527,050
Hewlett-Packard Co.	20,203	517,399
Immersion Corp. (a)	298	3,347
Lexmark International, Inc. (Class A)	687	19,909
NCR Corp. (a)	1,830	41,633
NetApp, Inc.	3,966	117,394
Nimble Storage, Inc. (a)(b)	516	12,446
QLogic Corp. (a)	952	9,758
Quantum Corp. (a)	2,350	1,639
SanDisk Corp. (b)	2,487	135,119
Silicon Graphics International Corp. (a)	350	1,376
Stratasys, Ltd. (a)(b)	552	14,622
Super Micro Computer, Inc. (a)(b)	350	9,541

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Western Digital Corp.	2,609	$207,259

		8,789,982

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter’s, Inc.	693	62,814
Coach, Inc. (b)	3,103	89,770
Columbia Sportswear Co.	298	17,519
Crocs, Inc. (a)(b)	1,006	13,003
Deckers Outdoor Corp. (a)	400	23,224
Fossil Group, Inc. (a)(b)	602	33,640
G-III Apparel Group, Ltd. (a)	400	24,664
Hanesbrands, Inc.	4,378	126,699
Iconix Brand Group, Inc. (a)(b)	620	8,382
Kate Spade & Co. (a)	1,530	29,238
Lululemon Athletica, Inc. (a)(b)	1,238	62,705
Michael Kors Holdings, Ltd. (a)	2,198	92,844
Movado Group, Inc.	200	5,166
NIKE, Inc. (Class B)	7,588	933,096
Oxford Industries, Inc.	150	11,082
Perry Ellis International, Inc. (a)	98	2,152
PVH Corp. (b)	899	91,644
Ralph Lauren Corp.	648	76,568
Skechers U.S.A., Inc. (Class A) (a)	452	60,604
Steven Madden, Ltd. (a)(b)	671	24,572
Tumi Holdings, Inc. (a)(b)	498	8,775
Under Armour, Inc. (Class A) (a)(b)	2,018	195,302
Unifi, Inc. (a)	150	4,471
V.F. Corp.	3,906	266,428
Vera Bradley, Inc. (a)(b)	252	3,178
Wolverine World Wide, Inc. (b)	1,061	22,960

		2,290,500

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	982	15,810
Bank Mutual Corp.	498	3,825
Beneficial Bancorp, Inc. (a)(b)	384	5,092
BofI Holding, Inc. (a)(b)	198	25,508
Brookline Bancorp, Inc.	801	8,122
Capitol Federal Financial, Inc.	1,649	19,986
Charter Financial Corp.	252	3,195
Dime Community Bancshares	350	5,915
Essent Group, Ltd. (a)	444	11,033
EverBank Financial Corp.	848	16,367
Federal Agricultural Mortgage Corp. (Class C)	98	2,541
First Defiance Financial Corp.	98	3,583
Flagstar Bancorp, Inc. (a)	252	5,181
Fox Chase Bancorp, Inc.	98	1,701
HomeStreet, Inc. (a)	150	3,465
Hudson City Bancorp, Inc.	5,801	58,996
Kearny Financial Corp.	1,032	11,837
Ladder Capital Corp.	413	5,914
Meridian Bancorp, Inc.	619	8,462
MGIC Investment Corp. (a)(b)	3,450	31,947
Nationstar Mortgage Holdings, Inc. (a)(b)	252	3,495
New York Community Bancorp, Inc.	4,877	88,079
Northfield Bancorp, Inc.	652	9,917
Northwest Bancshares, Inc.	1,051	13,663
OceanFirst Financial Corp.	141	2,428
Ocwen Financial Corp. (a)(b)	1,150	7,717
Oritani Financial Corp.	498	7,779
PennyMac Financial Services, Inc. (Class A) (a)	150	2,400
PHH Corp. (a)	640	9,037
Provident Financial Services, Inc.	648	12,636
Radian Group, Inc.	1,885	29,990
Territorial Bancorp, Inc.	98	2,552
TFS Financial Corp. (b)	848	14,628
TrustCo Bank Corp. NY (b)	1,036	6,050
United Financial Bancorp, Inc.	1,285	16,769
Walker & Dunlop, Inc. (a)	200	5,216
Walter Investment Management Corp. (a)(b)	425	6,906
Washington Federal, Inc.	1,150	26,163
WSFS Financial Corp.	306	8,816

		522,721

TOBACCO — 1.3%
Altria Group, Inc.	22,330	1,214,752
Philip Morris International, Inc.	17,471	1,385,974
Reynolds American, Inc.	9,305	411,932
Universal Corp. (b)	300	14,871
Vector Group, Ltd. (b)	750	16,949

		3,044,478

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (b)	1,099	33,981
Aircastle, Ltd.	750	15,458
Applied Industrial Technologies, Inc.	443	16,900
Beacon Roofing Supply, Inc. (a)	550	17,869
CAI International, Inc. (a)	200	2,016
DXP Enterprises, Inc. (a)(b)	98	2,673
Fastenal Co. (b)	3,220	117,884
GATX Corp. (b)	498	21,987
H&E Equipment Services, Inc.	298	4,983
HD Supply Holdings, Inc. (a)	1,932	55,294
Kaman Corp. (b)	257	9,213
MRC Global, Inc. (a)(b)	899	10,024
MSC Industrial Direct Co., Inc. (Class A) (b)	498	30,393
NOW, Inc. (a)(b)	1,164	17,227
Rush Enterprises, Inc. (Class A) (a)	400	9,680
TAL International Group, Inc. (a)	350	4,785
Textainer Group Holdings, Ltd. (b)	252	4,155
Titan Machinery, Inc. (a)	200	2,296
United Rentals, Inc. (a)	1,051	63,113
Veritiv Corp. (a)(b)	86	3,203
W.W. Grainger, Inc. (b)	765	164,483
Watsco, Inc.	300	35,544
WESCO International, Inc. (a)(b)	443	20,586

		663,747

TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Macquarie Infrastructure Corp.	722	53,905
Wesco Aircraft Holdings, Inc. (a)	452	5,514

		59,419

WATER UTILITIES — 0.1%
American States Water Co.	400	16,560
American Water Works Co., Inc.	1,943	107,020
Aqua America, Inc. (b)	1,936	51,246
Artesian Resources Corp. (Class A)	78	1,883
California Water Service Group	498	11,016
Connecticut Water Service, Inc.	118	4,309

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

SJW Corp. (b)	150	$4,613

		196,647

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (a)(b)	150	1,355
SBA Communications Corp. (Class A) (a)	1,399	146,531
Shenandoah Telecommunications Co.	300	12,843
Spok Holdings, Inc.	252	4,148
Sprint Corp. (a)(b)	10,156	38,999
T-Mobile US, Inc. (a)	2,911	115,887
Telephone & Data Systems, Inc.	1,053	26,283
US Cellular Corp. (a)	150	5,314

		351,360

TOTAL COMMON STOCKS —
(Cost $221,512,255)		235,399,321

RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a)(c)	976	0

PHARMACEUTICALS — 0.0% (e)
Furiex Pharmaceuticals (CVR) (expiring 7/2/16) (a)(c)	200	1,630

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
Leap Wireless International, Inc. (CVR) (expiring 3/13/16) (a)(c)	1,438	3,624

TOTAL RIGHTS —
(Cost $5,578)		5,254

WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a)(b)(c) (Cost $0)	468	0

SHORT TERM INVESTMENTS — 6.5%
MONEY MARKET FUNDS — 6.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	15,024,139	15,024,139
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (g)(h)	267,729	267,729

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,291,868)		15,291,868

TOTAL INVESTMENTS — 106.2% (i)
(Cost $236,809,701)		250,696,443
OTHER ASSETS & LIABILITIES — (6.2)%		(14,720,067)

NET ASSETS — 100.0%		$235,976,376

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
CVR = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
B/E Aerospace, Inc.	370	$16,243
Boeing Co. (a)	2,588	338,899
BWX Technologies, Inc.	412	10,860
General Dynamics Corp.	1,077	148,572
Hexcel Corp. (a)	365	16,374
Honeywell International, Inc.	2,944	278,767
Huntington Ingalls Industries, Inc.	176	18,859
L-3 Communications Holdings, Inc.	334	34,910
Lockheed Martin Corp.	1,007	208,761
Northrop Grumman Corp.	737	122,305
Orbital ATK, Inc.	220	15,811
Precision Castparts Corp.	511	117,382
Raytheon Co.	1,147	125,321
Rockwell Collins, Inc. (a)	493	40,347
Spirit Aerosystems Holdings, Inc. (Class A) (b)	541	26,152
Textron, Inc.	1,045	39,334
TransDigm Group, Inc. (b)	188	39,933
Triumph Group, Inc. (a)	190	7,995
United Technologies Corp.	3,293	293,044

		1,899,869

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (a)	570	38,635
Expeditors International of Washington, Inc.	741	34,864
FedEx Corp.	1,055	151,899
United Parcel Service, Inc. (Class B)	2,631	259,653

		485,051

AIRLINES — 0.7%
Alaska Air Group, Inc.	508	40,361
American Airlines Group, Inc.	2,562	99,482
Copa Holdings SA (Class A) (a)	128	5,367
Delta Air Lines, Inc.	3,020	135,507
JetBlue Airways Corp. (a)(b)	1,163	29,971
Southwest Airlines Co.	2,398	91,220
Spirit Airlines, Inc. (b)	302	14,285
United Continental Holdings, Inc. (b)	1,462	77,559

		493,752

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)	868	36,100
Delphi Automotive PLC	1,067	81,135
Gentex Corp. (a)	1,065	16,507
Goodyear Tire & Rubber Co.	933	27,365
Johnson Controls, Inc.	2,459	101,704
Lear Corp.	286	31,111
Visteon Corp. (b)	169	17,110

		311,032

AUTOMOBILES — 0.7%
Ford Motor Co.	14,497	196,724
General Motors Co.	5,898	177,058
Harley-Davidson, Inc. (a)	830	45,567
Tesla Motors, Inc. (a)(b)	352	87,437
Thor Industries, Inc.	166	8,599

		515,385

BANKS — 5.7%
Associated Banc-Corp. (a)	592	10,638
Bank of America Corp.	39,274	611,889
Bank of Hawaii Corp. (a)	160	10,158
BankUnited, Inc. (a)	391	13,978
BB&T Corp.	2,796	99,538
BOK Financial Corp. (a)	88	5,695
CIT Group, Inc. (a)	678	27,140
Citigroup, Inc.	11,270	559,105
Citizens Financial Group, Inc.	1,151	27,463
City National Corp.	176	15,499
Comerica, Inc.	683	28,071
Commerce Bancshares, Inc. (a)	315	14,351
Cullen/Frost Bankers, Inc. (a)	204	12,970
East West Bancorp, Inc.	506	19,441
Fifth Third Bancorp	3,169	59,926
First Horizon National Corp. (a)	875	12,408
First Niagara Financial Group, Inc.	1,302	13,294
First Republic Bank	554	34,775
Huntington Bancshares, Inc.	3,057	32,404
JPMorgan Chase & Co.	13,835	843,520
KeyCorp	3,312	43,089
M&T Bank Corp. (a)	475	57,926
PacWest Bancorp (a)	342	14,641
People’s United Financial, Inc. (a)	1,178	18,530
PNC Financial Services Group, Inc.	1,917	170,996
Popular, Inc. (a)	384	11,608
Regions Financial Corp.	5,131	46,230
Signature Bank (b)	182	25,036
SunTrust Banks, Inc.	1,982	75,792
SVB Financial Group (b)	198	22,877
Synovus Financial Corp. (a)	555	16,428
TCF Financial Corp.	602	9,126
U.S. Bancorp	6,203	254,385
Wells Fargo & Co.	17,338	890,306
Zions Bancorporation (a)	700	19,278

		4,128,511

BEVERAGES — 2.0%
Brown-Forman Corp. (Class A) (a)	96	10,271
Brown-Forman Corp. (Class B) (a)	471	45,640
Coca-Cola Co.	14,610	586,153
Coca-Cola Enterprises, Inc.	941	45,497
Constellation Brands, Inc. (Class A)	627	78,507
Dr. Pepper Snapple Group, Inc.	733	57,944
Molson Coors Brewing Co. (Class B)	502	41,676
Monster Beverage Corp. (b)	550	74,327
PepsiCo, Inc.	5,472	516,009

		1,456,024

BIOTECHNOLOGY — 3.6%
AbbVie, Inc.	6,179	336,199
Agios Pharmaceuticals, Inc. (a)(b)	96	6,777
Alexion Pharmaceuticals, Inc. (b)	801	125,268
Alkermes PLC (a)(b)	531	31,154
Alnylam Pharmaceuticals, Inc. (a)(b)	258	20,733
Amgen, Inc.	2,842	393,105
Baxalta, Inc.	1,991	62,736
Biogen, Inc. (b)	875	255,334
BioMarin Pharmaceutical, Inc. (b)	614	64,666
Bluebird Bio, Inc. (a)(b)	118	10,095
Celgene Corp. (b)	2,961	320,291
Gilead Sciences, Inc.	5,453	535,430
Incyte Corp. (a)(b)	602	66,419

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Intercept Pharmaceuticals, Inc. (a)(b)	49	$8,127
Intrexon Corp. (a)(b)	171	5,438
Isis Pharmaceuticals, Inc. (a)(b)	448	18,108
Juno Therapeutics, Inc. (a)(b)	17	692
Medivation, Inc. (b)	588	24,990
OPKO Health, Inc. (a)(b)	1,365	11,480
Puma Biotechnology, Inc. (b)	96	7,235
Regeneron Pharmaceuticals, Inc. (b)	292	135,821
Seattle Genetics, Inc. (a)(b)	363	13,997
United Therapeutics Corp. (a)(b)	176	23,098
Vertex Pharmaceuticals, Inc. (b)	920	95,809

		2,573,002

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	283	18,449
Allegion PLC	358	20,642
Armstrong World Industries, Inc. (a)(b)	120	5,729
Fortune Brands Home & Security, Inc. (a)	596	28,292
Lennox International, Inc. (a)	131	14,846
Masco Corp. (a)	1,309	32,961
Owens Corning	449	18,817
USG Corp. (a)(b)	329	8,758

		148,494

CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc. (b)	196	33,514
Ameriprise Financial, Inc.	692	75,518
Artisan Partners Asset Management, Inc.	68	2,396
Bank of New York Mellon Corp.	4,225	165,409
BlackRock, Inc.	476	141,596
Charles Schwab Corp.	4,272	122,008
E*TRADE Financial Corp. (b)	1,050	27,647
Eaton Vance Corp. (a)	446	14,905
Federated Investors, Inc. (Class B) (a)	342	9,884
Franklin Resources, Inc. (a)	1,476	54,996
Goldman Sachs Group, Inc.	1,597	277,495
Interactive Brokers Group, Inc. (Class A) (a)	184	7,262
Invesco, Ltd.	1,613	50,374
Lazard, Ltd. (Class A)	460	19,918
Legg Mason, Inc.	408	16,977
LPL Investment Holdings, Inc. (a)	347	13,800
Morgan Stanley	5,700	179,550
Northern Trust Corp.	870	59,299
NorthStar Asset Management Group, Inc.	656	9,420
Raymond James Financial, Inc. (a)	451	22,383
SEI Investments Co.	513	24,742
State Street Corp. (a)(c)	1,524	102,428
T. Rowe Price Group, Inc. (a)	960	66,720
TD Ameritrade Holding Corp. (a)	1,004	31,967
Waddell & Reed Financial, Inc. (Class A) (a)	320	11,126

		1,541,334

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	825	105,253
Airgas, Inc. (a)	291	25,995
Albemarle Corp. (a)	453	19,977
Ashland, Inc.	243	24,451
Axalta Coating Systems, Ltd. (a)(b)	475	12,036
Cabot Corp.	240	7,574
Celanese Corp. (Series A) (a)	572	33,845
CF Industries Holdings, Inc.	871	39,108
Chemours Co.	678	4,387
Cytec Industries, Inc.	300	22,155
Dow Chemical Co.	4,262	180,709
E. I. du Pont de Nemours & Co.	3,394	163,591
Eastman Chemical Co.	566	36,632
Ecolab, Inc. (a)	1,011	110,927
FMC Corp. (a)	499	16,921
Huntsman Corp.	684	6,628
International Flavors & Fragrances, Inc. (a)	303	31,288
LyondellBasell Industries NV (Class A)	1,432	119,372
Monsanto Co.	1,774	151,393
Mosaic Co.	1,320	41,065
NewMarket Corp. (a)	32	11,424
Platform Specialty Products Corp. (a)(b)	636	8,045
PPG Industries, Inc.	1,035	90,759
Praxair, Inc.	1,077	109,703
RPM International, Inc. (a)	488	20,442
Scotts Miracle-Gro Co. (Class A)	160	9,731
Sherwin-Williams Co.	296	65,943
Sigma-Aldrich Corp.	448	62,236
Valspar Corp. (a)	318	22,858
W.R. Grace & Co. (b)	274	25,496
Westlake Chemical Corp. (a)	148	7,680

		1,587,624

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT Corp. (a)	637	19,046
Cintas Corp. (a)	372	31,899
Clean Harbors, Inc. (a)(b)	224	9,849
Copart, Inc. (b)	416	13,686
Covanta Holding Corp. (a)	390	6,806
KAR Auction Services, Inc.	562	19,951
Pitney Bowes, Inc. (a)	740	14,689
R.R. Donnelley & Sons Co. (a)	687	10,003
Republic Services, Inc. (a)	974	40,129
Rollins, Inc. (a)	361	9,700
Stericycle, Inc. (b)	311	43,325
Tyco International PLC	1,491	49,889
Waste Connections, Inc. (a)	455	22,104
Waste Management, Inc. (a)	1,704	84,876

		375,952

COMMUNICATIONS EQUIPMENT — 1.5%
Arista Networks, Inc. (a)(b)	162	9,913
Arris Group, Inc. (a)(b)	477	12,388
Brocade Communications Systems, Inc. (a)	1,608	16,691
Cisco Systems, Inc.	18,823	494,104
CommScope Holding Co., Inc. (b)	494	14,835
EchoStar Corp. (Class A) (a)(b)	150	6,455
F5 Networks, Inc. (a)(b)	293	33,929
Harris Corp.	506	37,014
Juniper Networks, Inc.	1,550	39,850
Lumentum Holdings, Inc. (b)	169	2,865
Motorola Solutions, Inc. (a)	735	50,259
Palo Alto Networks, Inc. (a)(b)	267	45,924
QUALCOMM, Inc.	6,129	329,311

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Viavi Solutions, Inc. (b)	849	$4,559

		1,098,097

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)(b)	592	16,286
Chicago Bridge & Iron Co. NV (a)	388	15,388
Fluor Corp. (a)	578	24,478
Jacobs Engineering Group, Inc. (b)	475	17,779
KBR, Inc.	562	9,363
Quanta Services, Inc. (a)(b)	750	18,158

		101,452

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	182	12,452
Martin Marietta Materials, Inc. (a)	269	40,875
Vulcan Materials Co.	503	44,868

		98,195

CONSUMER FINANCE — 0.8%
Ally Financial, Inc. (a)(b)	1,784	36,358
American Express Co.	3,198	237,068
Capital One Financial Corp.	2,018	146,345
Credit Acceptance Corp. (a)(b)	31	6,103
Discover Financial Services	1,707	88,747
LendingClub Corp. (a)(b)	247	3,268
Navient Corp.	1,577	17,725
Santander Consumer USA Holdings, Inc. (b)	281	5,738
SLM Corp. (b)	1,600	11,840
Springleaf Holdings, Inc. (b)	192	8,394
Synchrony Financial (a)(b)	450	14,085

		575,671

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (a)	240	15,830
Avery Dennison Corp. (a)	336	19,008
Ball Corp. (a)	530	32,966
Bemis Co., Inc.	381	15,076
Crown Holdings, Inc. (b)	525	24,019
Graphic Packaging Holding Co.	1,217	15,565
Owens-Illinois, Inc. (a)(b)	605	12,536
Packaging Corp. of America	369	22,199
Sealed Air Corp.	784	36,754
Silgan Holdings, Inc.	135	7,025
Sonoco Products Co.	371	14,002
WestRock Co.	1,034	53,189

		268,169

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	564	46,750
LKQ Corp. (b)	1,106	31,366

		78,116

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. (Class B)	16	9,232
H&R Block, Inc.	997	36,091
Service Corp. International	770	20,867
ServiceMaster Global Holdings, Inc. (b)	383	12,850

		79,040

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. (Class B) (b)	6,930	903,672
CBOE Holdings, Inc. (a)	319	21,399
CME Group, Inc.	1,169	108,413
Intercontinental Exchange, Inc.	422	99,166
Leucadia National Corp.	1,321	26,763
McGraw Hill Financial, Inc.	1,013	87,625
Moody’s Corp.	657	64,517
MSCI, Inc.	444	26,400
Nasdaq, Inc.	439	23,412
Voya Financial, Inc.	849	32,916

		1,394,283

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	22,739	740,837
CenturyLink, Inc.	2,095	52,626
Frontier Communications Corp. (a)	3,818	18,135
Level 3 Communications, Inc. (b)	1,066	46,574
Verizon Communications, Inc.	15,193	661,047
Zayo Group Holdings, Inc. (a)(b)	527	13,365

		1,532,584

ELECTRIC UTILITIES — 1.7%
American Electric Power Co., Inc.	1,789	101,723
Duke Energy Corp.	2,586	186,037
Edison International (a)	1,200	75,684
Entergy Corp.	669	43,552
Eversource Energy	1,153	58,365
Exelon Corp.	3,146	93,436
FirstEnergy Corp.	1,539	48,186
Great Plains Energy, Inc.	562	15,185
Hawaiian Electric Industries, Inc.	362	10,386
ITC Holdings Corp.	574	19,137
NextEra Energy, Inc.	1,669	162,811
OGE Energy Corp.	728	19,918
Pepco Holdings, Inc.	864	20,926
Pinnacle West Capital Corp.	394	25,271
PPL Corp.	2,400	78,936
Southern Co. (a)	3,389	151,488
Westar Energy, Inc.	433	16,645
Xcel Energy, Inc. (a)	1,864	66,004

		1,193,690

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	160	28,093
AMETEK, Inc. (a)	910	47,611
Babcock & Wilcox Enterprises, Inc. (b)	205	3,444
Eaton Corp. PLC	1,739	89,211
Emerson Electric Co.	2,469	109,056
Hubbell, Inc. (Class B) (a)	213	18,094
Regal Beloit Corp. (a)	161	9,089
Rockwell Automation, Inc.	507	51,445
SolarCity Corp. (a)(b)	164	7,004

		363,047

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A) (a)	1,157	58,961
Arrow Electronics, Inc. (a)(b)	376	20,785
Avnet, Inc.	505	21,553
CDW Corp.	531	21,697
Cognex Corp. (a)	320	10,998
Corning, Inc.	4,805	82,261
Dolby Laboratories, Inc. (Class A) (a)	167	5,444
FLIR Systems, Inc.	528	14,779
Ingram Micro, Inc. (Class A)	566	15,418
IPG Photonics Corp. (b)	118	8,964

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Jabil Circuit, Inc.	738	$16,509
Keysight Technologies, Inc. (b)	639	19,707
Mettler-Toledo International, Inc. (b)	115	32,745
National Instruments Corp. (a)	372	10,338
Trimble Navigation, Ltd. (b)	942	15,468
Zebra Technologies Corp. (Class A) (b)	192	14,698

		370,325

ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes, Inc.	1,622	84,409
Cameron International Corp. (b)	759	46,542
Diamond Offshore Drilling, Inc. (a)	251	4,342
Dril-Quip, Inc. (a)(b)	144	8,384
Ensco PLC (Class A) (a)	865	12,179
FMC Technologies, Inc. (b)	860	26,660
Frank’s International NV (a)	148	2,269
Halliburton Co.	3,098	109,514
Helmerich & Payne, Inc. (a)	352	16,635
Nabors Industries, Ltd. (a)	1,116	10,546
National Oilwell Varco, Inc. (a)	1,463	55,082
Noble Corp. PLC	896	9,775
Oceaneering International, Inc. (a)	388	15,241
Patterson-UTI Energy, Inc. (a)	540	7,096
Rowan Cos. PLC (Class A) (a)	426	6,880
RPC, Inc. (a)	221	1,956
Schlumberger, Ltd.	4,700	324,159
Seadrill, Ltd. (a)	1,303	7,688
Superior Energy Services, Inc.	601	7,591
Weatherford International PLC (a)(b)	2,870	24,337

		781,285

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,625	234,926
CVS Health Corp.	4,181	403,383
Kroger Co.	3,734	134,686
Rite Aid Corp. (a)(b)	3,556	21,585
Sprouts Farmers Market, Inc. (a)(b)	699	14,749
Sysco Corp. (a)	2,167	84,448
Wal-Mart Stores, Inc.	5,848	379,184
Walgreens Boots Alliance, Inc.	3,183	264,507
Whole Foods Market, Inc.	1,354	42,854

		1,580,322

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	2,297	95,211
Bunge, Ltd.	539	39,509
Campbell Soup Co. (a)	649	32,891
ConAgra Foods, Inc.	1,549	62,750
Flowers Foods, Inc. (a)	666	16,477
General Mills, Inc. (a)	2,209	123,991
Hain Celestial Group, Inc. (a)(b)	340	17,544
Hershey Co.	552	50,718
Hormel Foods Corp.	491	31,085
Ingredion, Inc.	284	24,796
J.M. Smucker Co.	465	53,052
Kellogg Co.	928	61,758
Keurig Green Mountain, Inc. (a)	478	24,923
Kraft Heinz Co.	2,179	153,794
McCormick & Co., Inc. (a)	479	39,364
Mead Johnson Nutrition Co.	747	52,589
Mondelez International, Inc. (Class A)	6,021	252,099
Pilgrim’s Pride Corp. (a)	235	4,883
Pinnacle Foods, Inc.	432	18,092
Tyson Foods, Inc. (Class A) (a)	1,035	44,609
WhiteWave Foods Co. (Class A) (b)	661	26,539

		1,226,674

GAS UTILITIES — 0.1%
AGL Resources, Inc.	438	26,736
Atmos Energy Corp.	349	20,305
National Fuel Gas Co. (a)	310	15,494
Questar Corp. (a)	667	12,946
UGI Corp. (a)	626	21,797

		97,278

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	5,534	222,577
Alere, Inc. (b)	305	14,686
Align Technology, Inc. (a)(b)	314	17,823
Baxter International, Inc.	1,991	65,404
Becton, Dickinson and Co.	774	102,679
Boston Scientific Corp. (b)	4,915	80,655
C.R. Bard, Inc.	280	52,167
Cooper Cos., Inc. (a)	170	25,306
DENTSPLY International, Inc. (a)	525	26,549
DexCom, Inc. (b)	298	25,586
Edwards Lifesciences Corp. (b)	403	57,295
Hill-Rom Holdings, Inc. (a)	218	11,334
Hologic, Inc. (b)	943	36,900
IDEXX Laboratories, Inc. (a)(b)	382	28,363
Intuitive Surgical, Inc. (b)	141	64,801
Medtronic PLC	5,310	355,451
ResMed, Inc.	517	26,346
Sirona Dental Systems, Inc. (b)	206	19,228
St. Jude Medical, Inc. (a)	1,041	65,677
Stryker Corp.	1,268	119,319
Teleflex, Inc. (a)	148	18,383
Varian Medical Systems, Inc. (b)	387	28,553
Zimmer Biomet Holdings, Inc.	619	58,143

		1,523,225

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a)(b)	192	12,724
Aetna, Inc.	1,283	140,373
AmerisourceBergen Corp.	838	79,602
Anthem, Inc. (a)	998	139,720
athenahealth, Inc. (a)(b)	144	19,202
Brookdale Senior Living, Inc. (a)(b)	669	15,360
Cardinal Health, Inc.	1,250	96,025
Centene Corp. (a)(b)	421	22,831
Cigna Corp.	980	132,320
Community Health Systems, Inc. (a)(b)	435	18,605
DaVita HealthCare Partners, Inc. (b)	662	47,882
Envision Healthcare Holdings, Inc. (b)	688	25,312
Express Scripts Holding Co. (a)(b)	2,495	201,995
HCA Holdings, Inc. (b)	1,189	91,981
Health Net, Inc. (b)	291	17,524
Henry Schein, Inc. (a)(b)	320	42,470
Humana, Inc.	571	102,209
Laboratory Corp. of America Holdings (b)	389	42,195
LifePoint Health, Inc. (a)(b)	172	12,195
McKesson Corp.	865	160,051
MEDNAX, Inc. (a)(b)	374	28,719

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Patterson Cos., Inc.	323	$13,970
Premier, Inc. (Class A) (a)(b)	115	3,953
Quest Diagnostics, Inc. (a)	537	33,009
Tenet Healthcare Corp. (a)(b)	365	13,476
UnitedHealth Group, Inc.	3,523	408,703
Universal Health Services, Inc. (Class B)	333	41,562
VCA, Inc. (b)	317	16,690

		1,980,658

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (b)	659	8,171
Cerner Corp. (b)	1,084	64,997
IMS Health Holdings, Inc. (a)(b)	587	17,082
Inovalon Holdings, Inc. (Class A) (a)(b)	118	2,458
Veeva Systems, Inc. (Class A) (a)(b)	292	6,836

		99,544

HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark (a)	715	21,193
Brinker International, Inc. (a)	248	13,062
Carnival Corp.	1,544	76,737
Chipotle Mexican Grill, Inc. (a)(b)	113	81,388
Choice Hotels International, Inc. (a)	108	5,146
Darden Restaurants, Inc.	469	32,145
Domino’s Pizza, Inc. (a)	208	22,445
Dunkin’ Brands Group, Inc. (a)	339	16,611
Extended Stay America, Inc.	221	3,708
Hilton Worldwide Holdings, Inc.	1,924	44,136
Hyatt Hotels Corp. (Class A) (a)(b)	140	6,594
International Game Technology PLC	349	5,350
Las Vegas Sands Corp. (a)	1,418	53,841
Marriott International, Inc. (Class A) (a)	770	52,514
McDonald’s Corp.	3,545	349,289
MGM Resorts International (b)	1,682	31,033
Norwegian Cruise Line Holdings, Ltd. (b)	460	26,358
Panera Bread Co. (Class A) (a)(b)	105	20,308
Royal Caribbean Cruises, Ltd. (a)	613	54,612
Six Flags Entertainment Corp. (a)	252	11,537
Starbucks Corp.	5,557	315,860
Starwood Hotels & Resorts Worldwide, Inc.	633	42,082
Wendy’s Co. (a)	975	8,434
Wyndham Worldwide Corp.	442	31,780
Wynn Resorts, Ltd. (a)	297	15,777
Yum! Brands, Inc.	1,648	131,758

		1,473,698

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	1,311	38,491
Garmin, Ltd. (a)	452	16,218
GoPro, Inc. (Class A) (a)(b)	331	10,334
Harman International Industries, Inc. (a)	257	24,669
Jarden Corp. (a)(b)	747	36,513
Leggett & Platt, Inc.	520	21,450
Lennar Corp. (Class A) (a)	622	29,937
Lennar Corp. (Class B)	36	1,426
Mohawk Industries, Inc. (b)	232	42,175
Newell Rubbermaid, Inc. (a)	1,045	41,497
NVR, Inc. (b)	17	25,929
Pulte Group, Inc. (a)	1,407	26,550
Tempur Sealy International, Inc. (a)(b)	224	16,000
Toll Brothers, Inc. (b)	633	21,674
TopBuild Corp. (b)	145	4,491
Tupperware Brands Corp. (a)	190	9,403
Whirlpool Corp.	285	41,969

		408,726

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	505	42,370
Clorox Co.	474	54,761
Colgate-Palmolive Co.	3,396	215,510
Energizer Holdings, Inc.	223	8,632
Kimberly-Clark Corp.	1,349	147,095
Procter & Gamble Co.	10,128	728,608
Spectrum Brands Holdings, Inc. (a)	80	7,321

		1,204,297

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	2,741	26,834
Calpine Corp. (b)	1,409	20,571
NRG Energy, Inc.	1,200	17,820
TerraForm Power, Inc. (Class A) (a)(b)	189	2,688

		67,913

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	2,353	333,585
Carlisle Cos., Inc.	245	21,408
Danaher Corp. (a)	2,229	189,933
General Electric Co.	37,551	947,036
Roper Technologies, Inc. (a)	367	57,509

		1,549,471

INSURANCE — 3.1%
ACE, Ltd. (a)	1,238	128,009
Aflac, Inc.	1,606	93,357
Alleghany Corp. (b)	62	29,023
Allied World Assurance Company Holdings, Ltd.	379	14,466
Allstate Corp.	1,486	86,545
American Financial Group, Inc.	292	20,122
American International Group, Inc.	4,930	280,123
American National Insurance Co.	32	3,124
Amtrust Financial Services, Inc. (a)	139	8,754
Aon PLC	1,033	91,534
Arch Capital Group, Ltd. (a)(b)	487	35,780
Arthur J. Gallagher & Co.	622	25,676
Aspen Insurance Holdings, Ltd.	236	10,967
Assurant, Inc.	278	21,965
Assured Guaranty, Ltd.	610	15,250
Axis Capital Holdings, Ltd.	415	22,294
Brown & Brown, Inc. (a)	441	13,658
Chubb Corp.	878	107,687
Cincinnati Financial Corp. (a)	600	32,280
CNA Financial Corp. (a)	103	3,598
Endurance Specialty Holdings, Ltd.	261	15,929
Erie Indemnity Co. (Class A)	103	8,543
Everest Re Group, Ltd. (a)	148	25,654
FNF Group	1,026	36,392
Genworth Financial, Inc. (Class A) (a)(b)	1,817	8,394
Hanover Insurance Group, Inc.	160	12,432
Hartford Financial Services Group, Inc.	1,550	70,959
HCC Insurance Holdings, Inc.	370	28,664

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Lincoln National Corp.	939	$44,565
Loews Corp.	1,161	41,958
Markel Corp. (b)	49	39,291
Marsh & McLennan Cos., Inc.	2,017	105,328
Mercury General Corp. (a)	96	4,849
MetLife, Inc.	3,437	162,054
Old Republic International Corp. (a)	952	14,889
PartnerRe, Ltd.	158	21,943
Principal Financial Group, Inc. (a)	1,050	49,707
ProAssurance Corp.	221	10,844
Progressive Corp.	2,178	66,734
Prudential Financial, Inc.	1,703	129,786
Reinsurance Group of America, Inc.	271	24,550
RenaissanceRe Holdings, Ltd. (a)	168	17,862
StanCorp Financial Group, Inc.	160	18,272
Torchmark Corp. (a)	494	27,862
Travelers Cos., Inc.	1,187	118,142
Unum Group	993	31,855
Validus Holdings, Ltd.	365	16,450
W.R. Berkley Corp. (a)	388	21,096
White Mountains Insurance Group, Ltd. (a)	20	14,946
XL Group PLC	1,152	41,841

		2,276,003

INTERNET & CATALOG RETAIL — 1.8%
Amazon.com, Inc. (b)	1,416	724,836
Expedia, Inc. (a)	380	44,718
Groupon, Inc. (a)(b)	1,629	5,311
Liberty Interactive Corp. QVC Group (Class A) (b)	1,698	44,539
Liberty Ventures, (Series A) (b)	529	21,345
Netflix, Inc. (a)(b)	1,599	165,113
Priceline Group, Inc. (b)	190	235,003
TripAdvisor, Inc. (a)(b)	407	25,649

		1,266,514

INTERNET SOFTWARE & SERVICES — 3.6%
Akamai Technologies, Inc. (a)(b)	642	44,337
Alphabet, Inc. (Class A) (b)	1,076	686,886
Alphabet, Inc. (Class C) (b)	1,099	668,654
CoStar Group, Inc. (a)(b)	114	19,729
eBay, Inc. (b)	4,501	110,004
Facebook, Inc. (Class A) (b)	8,036	722,436
GoDaddy, Inc. (Class A) (a)(b)	87	2,193
HomeAway, Inc. (b)	361	9,581
IAC/InterActiveCorp.	277	18,080
LinkedIn Corp. (Class A) (b)	417	79,284
Pandora Media, Inc. (b)	772	16,474
Rackspace Hosting, Inc. (a)(b)	437	10,785
Twitter, Inc. (a)(b)	2,116	57,005
VeriSign, Inc. (a)(b)	380	26,813
Yahoo!, Inc. (b)	3,487	100,809
Yelp, Inc. (a)(b)	175	3,791
Zillow Group, Inc. (Class A) (a)(b)	177	5,085
Zillow Group, Inc. (Class C) (a)(b)	354	9,558

		2,591,504

IT SERVICES — 3.8%
Accenture PLC (Class A)	2,341	230,027
Alliance Data Systems Corp. (a)(b)	238	61,637
Amdocs, Ltd.	591	33,616
Automatic Data Processing, Inc. (a)	1,776	142,719
Black Knight Financial Services, Inc. (Class A) (a)(b)	77	2,506
Booz Allen Hamilton Holding Corp. (a)	279	7,313
Broadridge Financial Solutions, Inc.	448	24,797
Cognizant Technology Solutions Corp. (Class A) (b)	2,314	144,879
Computer Sciences Corp.	538	33,022
CoreLogic, Inc. (b)	346	12,882
DST Systems, Inc.	126	13,248
Fidelity National Information Services, Inc.	1,061	71,172
Fiserv, Inc. (b)	915	79,248
FleetCor Technologies, Inc. (a)(b)	352	48,442
Gartner, Inc. (b)	337	28,284
Genpact, Ltd. (a)(b)	606	14,308
Global Payments, Inc.	250	28,682
International Business Machines Corp.	3,360	487,099
Jack Henry & Associates, Inc. (a)	324	22,554
Leidos Holdings, Inc. (a)	270	11,154
Mastercard, Inc. (Class A)	3,720	335,246
Paychex, Inc.	1,189	56,632
PayPal Holdings, Inc. (b)	4,501	139,711
Sabre Corp.	481	13,074
Teradata Corp. (a)(b)	585	16,942
Total System Services, Inc.	607	27,576
Vantiv, Inc. (Class A) (a)(b)	478	21,472
VeriFone Systems, Inc. (a)(b)	378	10,482
Visa, Inc. (Class A) (a)	7,246	504,756
Western Union Co. (a)	2,014	36,977
WEX, Inc. (a)(b)	139	12,071
Xerox Corp.	4,396	42,773

		2,715,301

LEISURE PRODUCTS — 0.2%
Brunswick Corp.	342	16,378
Hasbro, Inc. (a)	425	30,660
Mattel, Inc. (a)	1,260	26,536
Polaris Industries, Inc. (a)	245	29,368
Vista Outdoor, Inc. (b)	228	10,130

		113,072

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	1,277	43,839
Bio-Rad Laboratories, Inc. (Class A) (b)	80	10,745
Bio-Techne Corp.	132	12,205
Bruker Corp. (a)(b)	402	6,605
Charles River Laboratories International, Inc. (a)(b)	176	11,180
Illumina, Inc. (a)(b)	523	91,954
PerkinElmer, Inc. (a)	414	19,027
Qiagen NV (b)	854	22,033
Quintiles Transnational Holdings, Inc. (b)	329	22,889
Thermo Fisher Scientific, Inc.	1,480	180,974
VWR Corp. (a)(b)	35	899
Waters Corp. (b)	309	36,527

		458,877

MACHINERY — 1.5%
AGCO Corp. (a)	338	15,761
Allison Transmission Holdings, Inc.	776	20,712
Caterpillar, Inc. (a)	2,234	146,014

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Colfax Corp. (a)(b)	325	$9,721
Crane Co.	176	8,203
Cummins, Inc. (a)	696	75,572
Deere & Co. (a)	1,262	93,388
Donaldson Co., Inc. (a)	529	14,854
Dover Corp. (a)	621	35,509
Flowserve Corp. (a)	522	21,475
Graco, Inc. (a)	224	15,015
IDEX Corp.	303	21,604
Illinois Tool Works, Inc.	1,106	91,035
Ingersoll-Rand PLC	1,002	50,872
ITT Corp.	336	11,233
Joy Global, Inc. (a)	386	5,763
Kennametal, Inc. (a)	288	7,168
Lincoln Electric Holdings, Inc. (a)	307	16,096
Manitowoc Co., Inc.	487	7,305
Middleby Corp. (b)	208	21,880
Nordson Corp. (a)	247	15,546
Oshkosh Corp. (a)	307	11,153
PACCAR, Inc. (a)	1,301	67,873
Parker-Hannifin Corp.	540	52,542
Pentair PLC (a)	733	37,412
Snap-On, Inc.	218	32,905
SPX Corp.	170	2,026
SPX FLOW, Inc. (b)	170	5,853
Stanley Black & Decker, Inc.	582	56,442
Terex Corp.	373	6,692
Timken Co.	321	8,824
Toro Co. (a)	208	14,672
Trinity Industries, Inc. (a)	576	13,058
Valmont Industries, Inc.	87	8,256
WABCO Holdings, Inc. (b)	211	22,119
Wabtec Corp. (a)	346	30,465
Xylem, Inc.	694	22,798

		1,097,816

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	206	12,762

MEDIA — 3.4%
AMC Networks, Inc. (Class A) (a)(b)	222	16,244
Cable One, Inc. (b)	16	6,711
Cablevision Systems Corp. (Class A)	721	23,411
CBS Corp. (Class B)	1,885	75,211
Charter Communications, Inc. (Class A) (a)(b)	290	50,996
Cinemark Holdings, Inc.	420	13,646
Clear Channel Outdoor Holdings, Inc. (Class A) (b)	158	1,127
Comcast Corp. (Class A)	7,954	452,424
Comcast Corp. (Class A) Special (a)	1,409	80,651
Discovery Communications, Inc. (Series A) (a)(b)	574	14,941
Discovery Communications, Inc. (Series C) (b)	1,076	26,136
DISH Network Corp. (Class A) (b)	773	45,097
Gannett Co., Inc. (a)	418	6,157
Interpublic Group of Cos., Inc.	1,620	30,991
John Wiley & Sons, Inc. (Class A)	159	7,955
Liberty Broadband Corp. (Class A) (b)	90	4,630
Liberty Broadband Corp. (Class C) (b)	235	12,025
Liberty Media Corp. (Class A) (b)	365	13,038
Liberty Media Corp. (Class C) (b)	729	25,121
Lions Gate Entertainment Corp.	296	10,893
Live Nation Entertainment, Inc. (a)(b)	500	12,020
Madison Square Garden Co. (Class A) (b)	239	17,241
Morningstar, Inc.	74	5,939
News Corp. (Class A)	1,417	17,883
News Corp. (Class B)	447	5,731
Omnicom Group, Inc.	942	62,078
Regal Entertainment Group (Class A) (a)	304	5,682
Scripps Networks Interactive, Inc. (Class A) (a)	385	18,938
Sirius XM Holdings, Inc. (a)(b)	9,073	33,933
Starz (Class A) (a)(b)	396	14,787
TEGNA, Inc. (a)	837	18,740
Thomson Reuters Corp.	1,138	45,816
Time Warner Cable, Inc.	1,041	186,724
Time Warner, Inc.	3,066	210,787
Tribune Media Co. (Class A) (a)	299	10,644
Twenty-First Century Fox, Inc. (Class A)	4,656	125,619
Twenty-First Century Fox, Inc. (Class B) (a)	1,793	48,536
Viacom, Inc. (Class A) (a)	38	1,682
Viacom, Inc. (Class B)	1,283	55,361
Walt Disney Co.	6,299	643,758

		2,459,304

METALS & MINING — 0.3%
Alcoa, Inc.	5,054	48,822
Allegheny Technologies, Inc. (a)	400	5,672
Compass Minerals International, Inc. (a)	128	10,031
Freeport-McMoRan, Inc. (a)	3,796	36,783
Newmont Mining Corp.	1,837	29,520
Nucor Corp. (a)	1,166	43,783
Reliance Steel & Aluminum Co.	296	15,987
Royal Gold, Inc. (a)	260	12,215
Southern Copper Corp. (a)	555	14,830
Steel Dynamics, Inc.	829	14,242
Tahoe Resources, Inc.	558	4,319
United States Steel Corp. (a)	530	5,523

		241,727

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	424	24,800
Ameren Corp.	901	38,085
CenterPoint Energy, Inc.	1,607	28,990
CMS Energy Corp. (a)	983	34,720
Consolidated Edison, Inc. (a)	1,077	71,997
Dominion Resources, Inc.	2,229	156,877
DTE Energy Co.	643	51,678
MDU Resources Group, Inc. (a)	659	11,335
NiSource, Inc.	1,174	21,778
PG&E Corp. (a)	1,769	93,403
Public Service Enterprise Group, Inc.	1,858	78,333
SCANA Corp. (a)	512	28,805
Sempra Energy	893	86,371
TECO Energy, Inc.	809	21,244
Vectren Corp.	304	12,771
WEC Energy Group, Inc. (a)	1,171	61,150

		822,337

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

MULTILINE RETAIL — 0.7%
Dillard’s, Inc. (Class A) (a)	95	$8,302
Dollar General Corp. (a)	1,146	83,016
Dollar Tree, Inc. (a)(b)	886	59,061
J.C. Penney Co., Inc. (a)(b)	1,111	10,321
Kohl’s Corp. (a)	801	37,094
Macy’s, Inc.	1,317	67,589
Nordstrom, Inc. (a)	523	37,504
Sears Holdings Corp. (a)(b)	139	3,142
Target Corp.	2,347	184,615

		490,644

OIL, GAS & CONSUMABLE FUELS — 5.5%
Anadarko Petroleum Corp.	1,872	113,050
Antero Resources Corp. (a)(b)	178	3,766
Apache Corp.	1,422	55,686
Cabot Oil & Gas Corp.	1,534	33,533
California Resources Corp. (a)	1,170	3,042
Cheniere Energy, Inc. (b)	879	42,456
Chesapeake Energy Corp. (a)	2,065	15,136
Chevron Corp.	6,964	549,320
Cimarex Energy Co. (a)	374	38,328
Cobalt International Energy, Inc. (a)(b)	1,118	7,915
Columbia Pipeline Group, Inc.	1,174	21,472
Concho Resources, Inc. (a)(b)	438	43,055
ConocoPhillips	4,545	217,978
CONSOL Energy, Inc. (a)	807	7,909
Continental Resources, Inc. (a)(b)	312	9,039
CVR Energy, Inc. (a)	40	1,642
Denbury Resources, Inc. (a)	1,352	3,299
Devon Energy Corp.	1,480	54,893
Diamondback Energy, Inc. (a)(b)	235	15,181
Energen Corp.	262	13,063
EOG Resources, Inc.	2,029	147,711
EP Energy Corp. (Class A) (a)(b)	128	659
EQT Corp.	563	36,466
Exxon Mobil Corp.	15,578	1,158,224
Golar LNG, Ltd. (a)	331	9,228
Gulfport Energy Corp. (b)	504	14,959
Hess Corp. (a)	974	48,758
HollyFrontier Corp.	725	35,409
Kinder Morgan, Inc.	6,609	182,937
Kosmos Energy, Ltd. (a)(b)	388	2,165
Laredo Petroleum, Inc. (a)(b)	427	4,027
Marathon Oil Corp. (a)	2,575	39,655
Marathon Petroleum Corp.	2,012	93,216
Memorial Resource Development Corp. (a)(b)	167	2,936
Murphy Oil Corp. (a)	693	16,771
Newfield Exploration Co. (b)	601	19,773
Noble Energy, Inc.	1,647	49,706
Occidental Petroleum Corp.	2,844	188,131
ONEOK, Inc.	766	24,665
PBF Energy, Inc. (a)	350	9,881
Phillips 66	2,005	154,064
Pioneer Natural Resources Co. (a)	543	66,051
QEP Resources, Inc.	670	8,395
Range Resources Corp. (a)	599	19,240
Rice Energy, Inc. (a)(b)	253	4,088
SM Energy Co. (a)	255	8,170
Southwestern Energy Co. (a)(b)	1,421	18,033
Spectra Energy Corp.	2,448	64,309
Targa Resources Corp.	182	9,377
Teekay Corp. (a)	154	4,565
Tesoro Corp.	480	46,675
Valero Energy Corp.	1,886	113,349
Whiting Petroleum Corp. (a)(b)	725	11,071
Williams Cos., Inc.	2,792	102,885
World Fuel Services Corp. (a)	272	9,738
WPX Energy, Inc. (a)(b)	741	4,905

		3,979,955

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	250	8,937
International Paper Co.	1,592	60,162
Weyerhaeuser Co.	1,976	54,024

		123,123

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,592	5,174
Coty, Inc. (Class A) (a)	295	7,983
Edgewell Personal Care Co. (a)	223	18,197
Estee Lauder Cos., Inc. (Class A)	779	62,850
Herbalife, Ltd. (a)(b)	304	16,568
Nu Skin Enterprises, Inc. (Class A)	212	8,751

		119,523

PHARMACEUTICALS — 5.0%
Akorn, Inc. (a)(b)	288	8,209
Allergan PLC (b)	1,471	399,832
Bristol-Myers Squibb Co.	6,241	369,467
Eli Lilly & Co.	3,622	303,125
Endo International PLC (b)	760	52,653
Jazz Pharmaceuticals PLC (a)(b)	224	29,749
Johnson & Johnson	10,297	961,225
Mallinckrodt PLC (a)(b)	419	26,791
Merck & Co., Inc.	10,553	521,213
Mylan NV (a)(b)	1,558	62,725
Perrigo Co. PLC	554	87,128
Pfizer, Inc.	22,987	722,022
Zoetis, Inc.	1,839	75,730

		3,619,869

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp. (a)	153	16,065
Equifax, Inc.	440	42,759
IHS, Inc. (Class A) (b)	248	28,768
ManpowerGroup, Inc.	299	24,485
Nielsen Holdings PLC	1,365	60,702
Robert Half International, Inc.	540	27,626
Towers Watson & Co. (Class A)	281	32,984
Verisk Analytics, Inc. (b)	617	45,602

		278,991

REAL ESTATE INVESTMENT TRUSTS — 3.5%
Alexandria Real Estate Equities, Inc. (a)	259	21,930
American Campus Communities, Inc.	375	13,590
American Capital Agency Corp.	1,206	22,552
American Homes 4 Rent (Class A)	510	8,201
American Tower Corp.	1,557	136,985
Annaly Capital Management, Inc.	3,479	34,338
Apartment Investment & Management Co. (Class A)	607	22,471
Apple Hospitality REIT, Inc. (a)	693	12,869
AvalonBay Communities, Inc.	481	84,088

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

BioMed Realty Trust, Inc.	706	$14,106
Boston Properties, Inc.	562	66,541
Brandywine Realty Trust	603	7,429
Brixmor Property Group, Inc. (a)	639	15,004
Camden Property Trust (a)	307	22,687
Care Capital Properties, Inc.	297	9,780
CBL & Associates Properties, Inc.	602	8,277
Chimera Investment Corp.	755	10,094
Columbia Property Trust, Inc.	474	10,997
Communications Sales & Leasing, Inc. (a)(b)	435	7,786
Corporate Office Properties Trust	329	6,919
Corrections Corp. of America (a)	426	12,584
Crown Castle International Corp.	1,235	97,404
DDR Corp.	1,138	17,502
Digital Realty Trust, Inc. (a)	478	31,223
Douglas Emmett, Inc.	529	15,193
Duke Realty Corp.	1,130	21,526
Empire State Realty Trust, Inc. (Class A) (a)	412	7,016
Equinix, Inc. (a)	206	56,320
Equity Commonwealth (b)	450	12,258
Equity Lifestyle Properties, Inc.	315	18,450
Equity Residential	1,320	99,158
Essex Property Trust, Inc. (a)	236	52,727
Extra Space Storage, Inc.	425	32,793
Federal Realty Investment Trust (a)	256	34,931
Gaming and Leisure Properties, Inc. (a)	310	9,207
General Growth Properties, Inc.	2,142	55,628
HCP, Inc.	1,660	61,835
Healthcare Trust of America, Inc. (Class A) (a)	494	12,108
Home Properties, Inc.	198	14,800
Hospitality Properties Trust (a)	526	13,455
Host Hotels & Resorts, Inc. (a)	2,772	43,825
Iron Mountain, Inc. (a)	690	21,404
Kilroy Realty Corp. (a)	314	20,460
Kimco Realty Corp.	1,496	36,547
Lamar Advertising Co. (Class A)	270	14,089
Liberty Property Trust	531	16,732
Macerich Co.	577	44,325
MFA Financial, Inc.	1,327	9,037
Mid-America Apartment Communities, Inc.	303	24,807
National Retail Properties, Inc.	447	16,213
NorthStar Realty Finance Corp.	1,449	17,895
OMEGA Healthcare Investors, Inc.	785	27,593
Outfront Media, Inc.	559	11,627
Paramount Group, Inc. (a)	782	13,138
Piedmont Office Realty Trust, Inc. (Class A)	594	10,627
Plum Creek Timber Co., Inc. (a)	617	24,378
Post Properties, Inc.	196	11,425
ProLogis, Inc.	2,014	78,345
Public Storage	529	111,952
Rayonier, Inc. (a)	454	10,020
Realty Income Corp. (a)	840	39,808
Regency Centers Corp.	332	20,634
Retail Properties of America, Inc. (Class A)	958	13,498
Senior Housing Properties Trust	769	12,458
Simon Property Group, Inc.	1,149	211,094
SL Green Realty Corp. (a)	347	37,532
Spirit Realty Capital, Inc.	1,660	15,172
Starwood Property Trust, Inc. (a)	782	16,047
Tanger Factory Outlet Centers, Inc. (a)	347	11,441
Taubman Centers, Inc.	244	16,856
Two Harbors Investment Corp.	1,359	11,986
UDR, Inc. (a)	884	30,480
Ventas, Inc.	1,189	66,655
VEREIT, Inc. (a)	3,360	25,939
Vornado Realty Trust	690	62,390
Weingarten Realty Investors	488	16,158
Welltower, Inc.	1,296	87,765
WP Carey, Inc. (a)	368	21,274
WP GLIMCHER, Inc.	604	7,043

		2,501,431

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. (Class A) (b)	1,028	32,896
Forest City Enterprises, Inc. (Class A) (b)	806	16,225
Howard Hughes Corp. (a)(b)	144	16,523
Jones Lang LaSalle, Inc.	157	22,572
Realogy Holdings Corp. (b)	585	22,013

		110,229

ROAD & RAIL — 0.9%
AMERCO, Inc.	32	12,591
Avis Budget Group, Inc. (a)(b)	396	17,297
CSX Corp.	3,721	100,095
Genesee & Wyoming, Inc. (Class A) (a)(b)	216	12,761
Hertz Global Holdings, Inc. (b)	1,606	26,868
J.B. Hunt Transport Services, Inc.	331	23,633
Kansas City Southern (a)	404	36,716
Landstar System, Inc. (a)	170	10,790
Norfolk Southern Corp.	1,149	87,784
Old Dominion Freight Line, Inc. (b)	249	15,189
Ryder Systems, Inc. (a)	192	14,216
Union Pacific Corp.	3,238	286,272

		644,212

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Altera Corp.	1,164	58,293
Analog Devices, Inc.	1,143	64,477
Applied Materials, Inc.	4,482	65,841
Atmel Corp.	1,561	12,597
Avago Technologies, Ltd. (a)	948	118,509
Broadcom Corp. (Class A)	2,051	105,483
Cree, Inc. (a)(b)	412	9,983
Cypress Semiconductor Corp. (a)(b)	1,227	10,454
First Solar, Inc. (a)(b)	243	10,388
Freescale Semiconductor, Ltd. (a)(b)	376	13,754
Intel Corp.	17,562	529,319
KLA-Tencor Corp. (a)	608	30,400
Lam Research Corp. (a)	596	38,937
Linear Technology Corp. (a)	913	36,840
Marvell Technology Group, Ltd.	1,474	13,340
Maxim Integrated Products, Inc.	1,053	35,170
Microchip Technology, Inc. (a)	715	30,809
Micron Technology, Inc. (b)	3,885	58,197

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

NVIDIA Corp.	2,087	$51,444
ON Semiconductor Corp. (a)(b)	1,554	14,608
Qorvo, Inc. (b)	555	25,003
Skyworks Solutions, Inc.	698	58,779
SunEdison, Inc. (a)(b)	973	6,986
SunPower Corp. (a)(b)	173	3,467
Teradyne, Inc.	724	13,039
Texas Instruments, Inc.	3,849	190,602
Xilinx, Inc.	963	40,831

		1,647,550

SOFTWARE — 4.0%
Activision Blizzard, Inc. (a)	1,788	55,231
Adobe Systems, Inc. (b)	1,831	150,545
ANSYS, Inc. (a)(b)	348	30,673
Autodesk, Inc. (a)(b)	824	36,371
CA, Inc.	1,190	32,487
Cadence Design Systems, Inc. (a)(b)	1,002	20,721
CDK Global, Inc.	592	28,286
Citrix Systems, Inc. (b)	574	39,767
Electronic Arts, Inc. (b)	1,126	76,287
FactSet Research Systems, Inc. (a)	161	25,729
FireEye, Inc. (a)(b)	574	18,265
Fortinet, Inc. (b)	497	21,113
Intuit, Inc.	1,020	90,525
King Digital Entertainment PLC (a)	298	4,035
Microsoft Corp.	30,035	1,329,349
NetSuite, Inc. (a)(b)	138	11,578
Nuance Communications, Inc. (b)	955	15,633
Oracle Corp.	11,728	423,615
PTC, Inc. (a)(b)	463	14,696
Red Hat, Inc. (b)	696	50,028
Salesforce.com, Inc. (b)	2,428	168,576
ServiceNow, Inc. (a)(b)	570	39,587
SolarWinds, Inc. (a)(b)	246	9,653
Solera Holdings, Inc.	265	14,310
Splunk, Inc. (a)(b)	466	25,793
SS&C Technologies Holdings, Inc.	267	18,701
Symantec Corp.	2,542	49,493
Synopsys, Inc. (a)(b)	546	25,214
Tableau Software, Inc. (Class A) (b)	167	13,323
Ultimate Software Group, Inc. (b)	107	19,154
VMware, Inc. (Class A) (b)	311	24,504
Workday, Inc. (Class A) (b)	347	23,894
Zynga, Inc. (Class A) (b)	2,327	5,306

		2,912,442

SPECIALTY RETAIL — 2.7%
Aaron’s, Inc. (a)	260	9,389
Advance Auto Parts, Inc.	276	52,310
AutoNation, Inc. (b)	258	15,011
AutoZone, Inc. (a)(b)	118	85,412
Bed Bath & Beyond, Inc. (a)(b)	670	38,203
Best Buy Co., Inc. (a)	1,148	42,614
Cabela’s, Inc. (a)(b)	181	8,254
CarMax, Inc. (a)(b)	835	49,532
CST Brands, Inc. (a)	246	8,280
Dick’s Sporting Goods, Inc.	321	15,925
DSW, Inc. (Class A) (a)	262	6,631
Foot Locker, Inc. (a)	543	39,080
GameStop Corp. (Class A) (a)	421	17,349
Gap, Inc. (a)	987	28,130
GNC Holdings, Inc. (Class A)	349	14,107
Home Depot, Inc.	4,818	556,431
L Brands, Inc.	895	80,666
Lowe’s Cos., Inc.	3,526	243,012
Michaels Cos., Inc. (a)(b)	139	3,211
Murphy USA, Inc. (b)	175	9,616
O’Reilly Automotive, Inc. (b)	376	94,000
Office Depot, Inc. (b)	2,027	13,013
Penske Automotive Group, Inc. (a)	158	7,654
Ross Stores, Inc.	1,556	75,419
Sally Beauty Holdings, Inc. (a)(b)	612	14,535
Signet Jewelers, Ltd.	295	40,158
Staples, Inc.	2,410	28,269
Tiffany & Co. (a)	413	31,892
TJX Cos., Inc.	2,513	179,479
Tractor Supply Co.	510	43,003
Ulta Salon Cosmetics & Fragrance, Inc. (b)	241	39,367
Urban Outfitters, Inc. (a)(b)	393	11,546
Williams-Sonoma, Inc. (a)	366	27,944

		1,929,442

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
3D Systems Corp. (a)(b)	395	4,562
Apple, Inc.	21,422	2,362,847
EMC Corp.	7,180	173,469
Hewlett-Packard Co.	6,729	172,330
Lexmark International, Inc. (Class A) (a)	222	6,433
NCR Corp. (b)	605	13,764
NetApp, Inc. (a)	1,162	34,395
SanDisk Corp. (a)	782	42,486
Western Digital Corp.	821	65,220

		2,875,506

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter’s, Inc.	206	18,672
Coach, Inc. (a)	1,026	29,682
Fossil Group, Inc. (a)(b)	158	8,829
Hanesbrands, Inc. (a)	1,466	42,426
Kate Spade & Co. (a)(b)	475	9,077
Lululemon Athletica, Inc. (a)(b)	416	21,070
Michael Kors Holdings, Ltd. (b)	760	32,103
NIKE, Inc. (Class B)	2,506	308,163
PVH Corp.	301	30,684
Ralph Lauren Corp.	220	25,995
Skechers U.S.A., Inc. (Class A) (b)	150	20,112
Under Armour, Inc. (Class A) (a)(b)	646	62,520
V.F. Corp.	1,279	87,241

		696,574

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,942	19,750
New York Community Bancorp, Inc. (a)	1,588	28,680
TFS Financial Corp. (a)	281	4,847

		53,277

TOBACCO — 1.4%
Altria Group, Inc.	7,333	398,915
Philip Morris International, Inc.	5,737	455,116

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Reynolds American, Inc.	3,114	$137,857

		991,888

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (a)	402	12,430
Fastenal Co. (a)	1,085	39,722
GATX Corp. (a)	175	7,726
HD Supply Holdings, Inc. (b)	633	18,117
MSC Industrial Direct Co., Inc. (Class A) (a)	170	10,375
NOW, Inc. (a)(b)	395	5,846
United Rentals, Inc. (a)(b)	368	22,098
W.W. Grainger, Inc. (a)	259	55,688
Watsco, Inc.	96	11,374
WESCO International, Inc. (a)(b)	160	7,435

		190,811

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	256	19,113

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	646	35,582
Aqua America, Inc. (a)	645	17,073

		52,655

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
SBA Communications Corp. (Class A) (b)	495	51,846
Sprint Corp. (a)(b)	2,758	10,591
T-Mobile US, Inc. (a)(b)	959	38,178
Telephone & Data Systems, Inc.	342	8,536
US Cellular Corp. (b)	48	1,701

		110,852

TOTAL COMMON STOCKS —
(Cost $63,965,543)		72,065,094

SHORT TERM INVESTMENTS — 10.0%
MONEY MARKET FUNDS — 10.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	7,143,775	7,143,775
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	75,923	75,923

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,219,698)		7,219,698

TOTAL INVESTMENTS — 109.8% (h)
(Cost $71,185,241)		79,284,792
OTHER ASSETS & LIABILITIES — (9.8)%		(7,060,492)

NET ASSETS — 100.0%		$72,224,300

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	997	$18,913
Aerojet Rocketdyne Holdings, Inc. (a)(b)	1,825	29,528
Aerovironment, Inc. (a)(b)	622	12,465
American Science & Engineering, Inc. (b)	283	10,063
Astronics Corp. (a)(b)	584	23,611
Astronics Corp. (Class B) (a)(b)	109	4,439
Cubic Corp.	670	28,100
Curtiss-Wright Corp.	1,512	94,379
DigitalGlobe, Inc. (a)(b)	2,330	44,317
Ducommun, Inc. (a)	352	7,065
Engility Holdings, Inc.	576	14,849
Esterline Technologies Corp. (a)	960	69,014
HEICO Corp.	569	27,813
HEICO Corp. (Class A) (b)	1,277	57,988
Keyw Holding Corp. (a)(b)	1,073	6,599
KLX, Inc. (a)	1,677	59,936
Kratos Defense & Security Solutions, Inc. (a)(b)	1,472	6,212
Moog, Inc. (Class A) (a)	1,227	66,344
National Presto Industries, Inc. (b)	160	13,482
Sparton Corp. (a)	335	7,169
TASER International, Inc. (a)(b)	1,550	34,139
Teledyne Technologies, Inc. (a)	1,100	99,330
Vectrus, Inc. (a)	320	7,053

		742,808

AIR FREIGHT & LOGISTICS — 0.4%
Air Transport Services Group, Inc. (a)	1,762	15,065
Atlas Air Worldwide Holdings, Inc. (a)	809	27,959
Echo Global Logistics, Inc. (a)	818	16,033
Forward Air Corp. (b)	929	38,544
HUB Group, Inc. (Class A) (a)	1,178	42,891
Park-Ohio Holdings Corp.	288	8,312
Radiant Logistics, Inc. (a)	800	3,568
UTI Worldwide, Inc. (a)(b)	3,085	14,160
XPO Logistics, Inc. (a)	2,263	53,927

		220,459

AIRLINES — 0.4%
Allegiant Travel Co.	417	90,176
Hawaiian Holdings, Inc. (a)(b)	1,440	35,539
Republic Airways Holdings, Inc. (a)(b)	1,659	9,589
SkyWest, Inc.	1,774	29,590
Virgin America, Inc. (a)(b)	732	25,057

		189,951

AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	2,281	45,483
Cooper Tire & Rubber Co.	1,865	73,686
Cooper-Standard Holding, Inc. (a)	435	25,230
Dana Holding Corp.	5,174	82,163
Dorman Products, Inc. (a)(b)	830	42,239
Drew Industries, Inc.	766	41,831
Federal-Mogul Holdings Corp. (a)(b)	914	6,243
Fox Factory Holding Corp. (a)	682	11,499
Gentherm, Inc. (a)	1,121	50,355
Horizon Global Corp. (a)	561	4,948
Metaldyne Performance Group, Inc.	372	7,816
Modine Manufacturing Co. (a)	1,595	12,553
Motorcar Parts of America, Inc. (a)	574	17,989
Remy International, Inc.	998	29,191
Standard Motor Products, Inc.	689	24,032
Stoneridge, Inc. (a)	977	12,056
Strattec Security Corp. (b)	112	7,063
Superior Industries International, Inc.	785	14,664
Tenneco, Inc. (a)	1,945	87,078
Tower International, Inc. (a)	657	15,610

		611,729

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc. (b)	974	18,652

BANKS — 9.2%
1st Source Corp.	587	18,080
Access National Corp.	320	6,518
American National Bankshares, Inc. (b)	276	6,472
Ameris Bancorp	982	28,233
Ames National Corp.	347	7,957
Arrow Financial Corp. (b)	363	9,695
Banc of California, Inc.	897	11,006
Bancfirst Corp.	251	15,838
Banco Latinoamericano de Comercio Exterior SA	1,005	23,266
Bancorp, Inc. (a)(b)	1,118	8,519
BancorpSouth, Inc. (b)	3,027	71,952
Bank of Marin Bancorp	163	7,822
Bank of the Ozarks, Inc. (b)	2,401	105,068
Banner Corp.	660	31,528
Bar Harbor Bankshares	160	5,118
BBCN Bancorp, Inc.	2,289	34,381
Berkshire Hills Bancorp, Inc.	862	23,740
Blue Hills Bancorp, Inc.	888	12,299
BNC Bancorp (b)	911	20,252
Boston Private Financial Holdings, Inc. (b)	2,705	31,649
Bridge Bancorp, Inc.	459	12,260
Bryn Mawr Bank Corp.	447	13,888
C1 Financial, Inc. (a)	282	5,372
Camden National Corp. (b)	267	10,787
Capital Bank Financial Corp. (Class A) (a)	737	22,280
Capital City Bank Group, Inc. (b)	448	6,684
Cardinal Financial Corp.	987	22,711
Cascade Bancorp (a)(b)	1,008	5,453
Cathay General Bancorp	2,553	76,488
Centerstate Banks, Inc. (b)	1,212	17,816
Central Pacific Financial Corp.	705	14,784
Century Bancorp, Inc. (Class A) (b)	112	4,565
Chemical Financial Corp.	1,069	34,582
Citizens & Northern Corp. (b)	427	8,335
City Holding Co.	531	26,178
CNB Financial Corp. (b)	463	8,413
CoBiz Financial, Inc.	1,194	15,534
Columbia Banking System, Inc.	1,836	57,302
Community Bank System, Inc. (b)	1,195	44,418
Community Trust Bancorp, Inc. (b)	509	18,075
CommunityOne Bancorp (a)(b)	347	3,772
ConnectOne Bancorp, Inc.	799	15,421

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

CU Bancorp (a)	558	$12,533
Customers Bancorp, Inc. (a)	876	22,513
CVB Financial Corp. (b)	3,389	56,596
Eagle Bancorp, Inc. (a)(b)	982	44,681
Enterprise Bancorp, Inc. (b)	240	5,033
Enterprise Financial Services Corp.	579	14,573
F.N.B. Corp.	5,549	71,860
Farmers Capital Bank Corp. (a)(b)	240	5,964
FCB Financial Holdings, Inc. (Class A) (a)	826	26,944
Fidelity Southern Corp.	491	10,380
Financial Institutions, Inc.	475	11,771
First Bancorp	658	11,186
First Bancorp, Inc. (b)	331	6,322
First BanCorp- Puerto Rico (a)	3,329	11,851
First Busey Corp. (b)	821	16,313
First Business Financial Services, Inc.	254	5,974
First Citizens BancShares, Inc. (Class A)	219	49,494
First Commonwealth Financial Corp.	2,815	25,588
First Community Bancshares, Inc.	654	11,707
First Connecticut Bancorp, Inc.	595	9,591
First Financial Bancorp	1,982	37,817
First Financial Bankshares, Inc.	2,023	64,291
First Financial Corp.	387	12,519
First Interstate Bancsystem, Inc.	590	16,426
First Merchants Corp.	1,232	32,303
First Midwest Bancorp, Inc.	2,416	42,377
First NBC Bank Holding Co. (a)(b)	480	16,819
First of Long Island Corp.	412	11,136
FirstMerit Corp.	5,236	92,520
Flushing Financial Corp.	1,070	21,421
Franklin Financial Network, Inc. (a)	160	3,576
Fulton Financial Corp. (b)	5,592	67,663
German American Bancorp, Inc.	430	12,586
Glacier Bancorp, Inc.	2,382	62,861
Great Southern Bancorp, Inc. (b)	355	15,372
Great Western Bancorp, Inc.	1,232	31,256
Green Bancorp, Inc. (a)	400	4,584
Guaranty Bancorp (b)	499	8,219
Hampton Roads Bankshares, Inc. (a)(b)	1,150	2,185
Hancock Holding Co.	2,474	66,922
Hanmi Financial Corp.	1,056	26,611
Heartland Financial USA, Inc.	491	17,818
Heritage Commerce Corp.	718	8,142
Heritage Financial Corp.	977	18,387
Heritage Oaks Bancorp	611	4,864
Hilltop Holdings, Inc. (a)	2,430	48,138
Home Bancshares, Inc. (b)	1,727	69,944
HomeTrust Bancshares, Inc. (a)(b)	718	13,319
Horizon Bancorp	283	6,721
IBERIABANK Corp.	1,198	69,736
Independent Bank Corp.	732	10,804
Independent Bank Corp.-Massachusetts	795	36,650
Independent Bank Group, Inc. (b)	289	11,106
International Bancshares Corp. (b)	1,751	43,828
Investors Bancorp, Inc.	10,936	134,950
Lakeland Bancorp, Inc.	1,275	14,165
Lakeland Financial Corp.	562	25,374
LegacyTexas Financial Group, Inc.	1,551	47,275
MainSource Financial Group, Inc.	702	14,293
MB Financial, Inc. (b)	2,371	77,389
Mercantile Bank Corp.	541	11,242
Merchants Bancshares, Inc. (b)	208	6,115
Metro Bancorp, Inc.	354	10,404
MidWestOne Financial Group, Inc.	224	6,554
National Bank Holdings Corp. (Class A)	1,192	24,472
National Bankshares, Inc. (b)	243	7,560
National Commerce Corp. (a)(b)	240	5,755
National Penn Bancshares, Inc.	4,458	52,382
NBT Bancorp, Inc.	1,405	37,851
NewBridge Bancorp	1,193	10,176
OFG Bancorp (b)	1,567	13,680
Old National Bancorp	3,691	51,416
Old Second Bancorp, Inc. (a)(b)	880	5,482
Opus Bank	331	12,657
Pacific Continental Corp.	623	8,292
Pacific Premier Bancorp, Inc. (a)	548	11,135
Park National Corp. (b)	435	39,246
Park Sterling Corp.	1,522	10,350
Peapack Gladstone Financial Corp.	523	11,072
Penns Woods Bancorp, Inc. (b)	160	6,547
Peoples Bancorp, Inc. (b)	611	12,703
Peoples Financial Services Corp.	243	8,488
Pinnacle Financial Partners, Inc.	1,120	55,339
Preferred Bank	402	12,703
PrivateBancorp, Inc.	2,397	91,877
Prosperity Bancshares, Inc.	2,191	107,600
QCR Holdings, Inc.	320	6,998
Renasant Corp.	1,244	40,865
Republic Bancorp, Inc. (Class A) (b)	320	7,856
S&T Bancorp, Inc. (b)	1,007	32,848
Sandy Spring Bancorp, Inc.	834	21,834
Seacoast Banking Corp. of Florida (a)	718	10,540
ServisFirst Bancshares, Inc. (b)	723	30,026
Sierra Bancorp (b)	419	6,687
Simmons First National Corp. (Class A)	901	43,185
South State Corp.	783	60,189
Southside Bancshares, Inc.	784	21,599
Southwest Bancorp, Inc.	658	10,798
Square 1 Financial, Inc. (Class A) (a)	464	11,913
State Bank Financial Corp.	1,086	22,459
Sterling Bancorp	3,736	55,554
Stock Yards Bancorp, Inc. (b)	459	16,685
Stonegate Bank (b)	320	10,179
Suffolk Bancorp	395	10,791
Sun Bancorp, Inc. (a)	270	5,181
Talmer Bancorp, Inc. (Class A)	1,564	26,041
Texas Capital Bancshares, Inc. (a)	1,470	77,057
Tompkins Financial Corp. (b)	479	25,559
TowneBank	1,373	25,881
Trico Bancshares	698	17,150
TriState Capital Holdings, Inc. (a)(b)	705	8,791
Triumph Bancorp, Inc. (a)	282	4,738
Trustmark Corp.	2,107	48,819
UMB Financial Corp. (b)	1,232	62,598
Umpqua Holdings Corp. (b)	6,930	112,959
Union Bankshares Corp.	1,322	31,728
United Bankshares, Inc.	2,175	82,628

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

United Community Banks, Inc.	1,620	$33,113
Univest Corp. of Pennsylvania	576	11,071
Valley National Bancorp (b)	7,360	72,422
Washington Trust Bancorp, Inc. (b)	479	18,418
Webster Financial Corp.	2,893	103,078
WesBanco, Inc.	1,276	40,130
West Bancorporation, Inc. (b)	468	8,775
Westamerica Bancorp. (b)	766	34,041
Western Alliance Bancorp (a)	2,690	82,610
Wilshire Bancorp, Inc. (b)	2,449	25,739
Wintrust Financial Corp.	1,533	81,908
Yadkin Financial Corp.	818	17,579

		4,787,870

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	266	56,022
Coca-Cola Hellenic Bottling Co. (b)	143	27,653
Craft Brew Alliance, Inc. (a)(b)	352	2,806
MGP Ingredients, Inc. (b)	320	5,123
National Beverage Corp. (a)(b)	387	11,893

		103,497

BIOTECHNOLOGY — 6.0%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,475	81,848
Acceleron Pharma, Inc. (a)	689	17,156
Achillion Pharmaceuticals, Inc. (a)(b)	3,770	26,051
Acorda Therapeutics, Inc. (a)(b)	1,358	36,001
Adamas Pharmaceuticals, Inc. (a)(b)	400	6,696
Aduro Biotech, Inc. (a)	240	4,649
Advaxis, Inc. (a)(b)	880	9,002
Aegerion Pharmaceuticals, Inc. (a)(b)	978	13,301
Affimed NV (a)(b)	480	2,962
Agenus, Inc. (a)(b)	1,994	9,172
Aimmune Therapeutics, Inc. (a)	327	8,280
Akebia Therapeutics, Inc. (a)	892	8,617
Alder Biopharmaceuticals, Inc. (a)	737	24,144
AMAG Pharmaceuticals, Inc. (a)	1,102	43,782
Amicus Therapeutics, Inc. (a)(b)	3,597	50,322
Anacor Pharmaceuticals, Inc. (a)	1,309	154,082
Anthera Pharmaceuticals, Inc. (a)	1,040	6,334
Applied Genetic Technologies Corp. (a)	156	2,050
Ardelyx, Inc. (a)	535	9,245
Arena Pharmaceuticals, Inc. (a)(b)	7,397	14,128
ARIAD Pharmaceuticals, Inc. (a)(b)	5,271	30,783
Array BioPharma, Inc. (a)(b)	4,715	21,500
Arrowhead Research Corp. (a)(b)	1,661	9,567
Atara Biotherapeutics, Inc. (a)(b)	499	15,689
Avalanche Biotechnologies, Inc. (a)	586	4,829
Axovant Sciences, Ltd. (a)	401	5,181
Bellicum Pharmaceuticals, Inc. (a)(b)	275	3,996
BioCryst Pharmaceuticals, Inc. (a)	2,247	25,616
BioSpecifics Technologies Corp. (a)	172	7,489
Biotime, Inc. (a)(b)	1,866	5,598
Blueprint Medicines Corp. (a)	240	5,122
Calithera Biosciences, Inc. (a)	258	1,401
Cara Therapeutics, Inc. (a)	507	7,245
Catalyst Pharmaceuticals, Inc. (a)(b)	2,157	6,471
Celldex Therapeutics, Inc. (a)	3,096	32,632
Cellular Biomedicine Group, Inc. (a)	320	5,418
Cepheid, Inc. (a)(b)	2,264	102,333
Chelsea Therapeutics International, Ltd. (d)	1,465	0
ChemoCentryx, Inc. (a)	799	4,834
Chimerix, Inc. (a)	1,397	53,365
Clovis Oncology, Inc. (a)	852	78,350
Coherus Biosciences, Inc. (a)(b)	674	13,507
Concert Pharmaceuticals, Inc. (a)	480	9,010
CorMedix, Inc. (a)	1,200	2,388
CTI BioPharma Corp. (a)	5,266	7,688
Curis, Inc. (a)(b)	3,197	6,458
Cytokinetics, Inc. (a)	1,109	7,419
CytRx Corp. (a)	1,786	4,233
Dicerna Pharmaceuticals, Inc. (a)(b)	444	3,645
Dyax Corp. (a)	4,549	86,840
Dynavax Technologies Corp. (a)	1,185	29,080
Eagle Pharmaceuticals, Inc. (a)(b)	240	17,767
Emergent Biosolutions, Inc. (a)(b)	914	26,040
Enanta Pharmaceuticals, Inc. (a)(b)	493	17,817
Epizyme, Inc. (a)(b)	812	10,442
Esperion Therapeutics, Inc. (a)(b)	431	10,167
Exact Sciences Corp. (a)(b)	2,969	53,412
Exelixis, Inc. (a)(b)	6,867	38,524
Fibrocell Science, Inc. (a)	960	3,696
FibroGen, Inc. (a)	1,417	31,061
Five Prime Therapeutics, Inc. (a)(b)	743	11,435
Flexion Therapeutics, Inc. (a)	398	5,914
Foundation Medicine, Inc. (a)(b)	452	8,339
Galena Biopharma, Inc. (a)(b)	3,214	5,078
Genocea Biosciences, Inc. (a)(b)	530	3,631
Genomic Health, Inc. (a)(b)	571	12,082
Geron Corp. (a)(b)	5,196	14,341
Global Blood Therapeutics, Inc. (a)	203	8,558
Halozyme Therapeutics, Inc. (a)	3,256	43,728
Heron Therapeutics, Inc. (a)(b)	881	21,496
Idera Pharmaceuticals, Inc. (a)	2,964	9,929
Ignyta, Inc. (a)	560	4,917
Immune Design Corp. (a)(b)	230	2,806
ImmunoGen, Inc. (a)	2,713	26,045
Immunomedics, Inc. (a)(b)	2,345	4,033
Infinity Pharmaceuticals, Inc. (a)(b)	1,628	13,757
Inovio Pharmaceuticals, Inc. (a)(b)	1,928	11,144
Insmed, Inc. (a)	1,994	37,029
Insys Therapeutics, Inc. (a)(b)	724	20,605
Ironwood Pharmaceuticals, Inc. (a)(b)	3,868	40,305
Karyopharm Therapeutics, Inc. (a)(b)	799	8,413
Keryx Biopharmaceuticals, Inc. (a)(b)	3,246	11,426
Kite Pharma, Inc. (a)(b)	866	48,219
KYTHERA Biopharmaceuticals, Inc. (a)	800	59,984
La Jolla Pharmaceutical Co. (a)	320	8,893
Lexicon Pharmaceuticals, Inc. (a)(b)	1,103	11,846
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	543	46,508
Lion Biotechnologies, Inc. (a)(b)	1,277	7,356
Loxo Oncology, Inc. (a)	320	5,594
MacroGenics, Inc. (a)	957	20,499
MannKind Corp. (a)(b)	7,297	23,423
Medgenics, Inc. (a)	560	4,379
Merrimack Pharmaceuticals, Inc. (a)(b)	3,341	28,432
MiMedx Group, Inc. (a)(b)	3,153	30,426

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Mirati Therapeutics, Inc. (a)	225	$7,744
Momenta Pharmaceuticals, Inc. (a)(b)	1,915	31,425
Myriad Genetics, Inc. (a)(b)	2,237	83,843
Navidea Biopharmaceuticals, Inc. (a)(b)	3,566	8,130
Neurocrine Biosciences, Inc. (a)	2,664	106,001
NewLink Genetics Corp. (a)(b)	635	22,758
Northwest Biotherapeutics, Inc. (a)(b)	1,135	7,094
Novavax, Inc. (a)(b)	8,447	59,720
Ocata Therapeutics, Inc. (a)	1,040	4,347
OncoMed Pharmaceuticals, Inc. (a)	401	6,653
Oncothyreon, Inc. (a)(b)	2,263	6,201
Ophthotech Corp. (a)	686	27,797
Orexigen Therapeutics, Inc. (a)(b)	3,815	8,050
Organovo Holdings, Inc. (a)(b)	1,997	5,352
Osiris Therapeutics, Inc. (a)(b)	531	9,808
Otonomy, Inc. (a)	506	9,012
OvaScience, Inc. (a)(b)	750	6,367
PDL BioPharma, Inc. (b)	5,415	27,237
Peregrine Pharmaceuticals, Inc. (a)	4,408	4,496
Pfenex, Inc. (a)	480	7,205
Portola Pharmaceuticals, Inc. (a)(b)	1,412	60,179
Progenics Pharmaceuticals, Inc. (a)(b)	2,372	13,568
Proteon Therapeutics, Inc. (a)(b)	240	3,338
Prothena Corp. PLC (a)(b)	944	42,801
PTC Therapeutics, Inc. (a)(b)	1,105	29,503
Radius Health, Inc. (a)	1,070	74,162
Raptor Pharmaceutical Corp. (a)	2,587	15,651
Regulus Therapeutics, Inc. (a)(b)	1,027	6,717
Repligen Corp. (a)(b)	1,057	29,437
Retrophin, Inc. (a)	1,130	22,894
Rigel Pharmaceuticals, Inc. (a)(b)	2,960	7,311
Sage Therapeutics, Inc. (a)	418	17,690
Sangamo Biosciences, Inc. (a)(b)	2,247	12,673
Sarepta Therapeutics, Inc. (a)(b)	1,309	42,032
Seres Therapeutics, Inc. (a)	249	7,380
Sorrento Therapeutics, Inc. (a)(b)	800	6,712
Spark Therapeutics, Inc. (a)(b)	262	10,933
Spectrum Pharmaceuticals, Inc. (a)(b)	2,096	12,534
Stemline Therapeutics, Inc. (a)(b)	552	4,874
Synergy Pharmaceuticals, Inc. (a)(b)	3,247	17,209
Synta Pharmaceuticals Corp. (a)	2,513	4,373
T2 Biosystems, Inc. (a)	197	1,726
TESARO, Inc. (a)(b)	780	31,278
TG Therapeutics, Inc. (a)(b)	957	9,647
Threshold Pharmaceuticals, Inc. (a)(b)	1,519	6,182
Tokai Pharmaceuticals, Inc. (a)(b)	282	2,919
Trevena, Inc. (a)	720	7,452
Trovagene, Inc. (a)	720	4,097
Ultragenyx Pharmaceutical, Inc. (a)	1,181	113,742
Vanda Pharmaceuticals, Inc. (a)(b)	1,131	12,758
Verastem, Inc. (a)(b)	1,010	1,808
Versartis, Inc. (a)	623	7,183
Vitae Pharmaceuticals, Inc. (a)(b)	282	3,105
Vital Therapies, Inc. (a)(b)	481	1,943
Xencor, Inc. (a)(b)	812	9,931
XOMA Corp. (a)(b)	2,839	2,134
Zafgen, Inc. (a)	470	15,016
ZIOPHARM Oncology, Inc. (a)(b)	3,609	32,517

		3,109,654

BUILDING PRODUCTS — 0.9%
AAON, Inc. (b)	1,194	23,140
Advanced Drainage Systems, Inc. (b)	1,012	29,277
American Woodmark Corp. (a)	444	28,802
Apogee Enterprises, Inc.	880	39,292
Builders FirstSource, Inc. (a)	1,503	19,058
Continental Building Products, Inc. (a)	881	18,096
Gibraltar Industries, Inc. (a)	1,029	18,882
Griffon Corp. (b)	991	15,628
Insteel Industries, Inc.	611	9,825
Masonite International Corp. (a)	988	59,853
NCI Building Systems, Inc. (a)	967	10,221
Nortek, Inc. (a)	306	19,373
Patrick Industries, Inc. (a)	447	17,652
PGT, Inc. (a)	1,709	20,987
Ply Gem Holdings, Inc. (a)	730	8,541
Quanex Building Products Corp.	1,128	20,496
Simpson Manufacturing Co., Inc.	1,360	45,546
Trex Co., Inc. (a)(b)	953	31,763
Universal Forest Products, Inc.	676	38,992

		475,424

CAPITAL MARKETS — 1.3%
Arlington Asset Investment Corp. (Class A) (b)	653	9,175
Ashford, Inc. (a)	26	1,650
BGC Partners, Inc. (Class A)	5,575	45,827
Calamos Asset Management, Inc. (Class A)	724	6,864
CIFC Corp.	240	1,716
Cohen & Steers, Inc.	642	17,623
Cowen Group, Inc. (Class A) (a)(b)	3,979	18,144
Diamond Hill Investment Group, Inc.	96	17,860
Evercore Partners, Inc. (Class A)	1,054	52,953
Financial Engines, Inc. (b)	1,646	48,508
GAMCO Investors, Inc. (Class A)	206	11,309
Greenhill & Co., Inc.	910	25,908
HFF, Inc. (Class A)	1,167	39,398
Houlihan Lokey, Inc. (a)	354	7,717
INTL. FCStone, Inc. (a)	475	11,728
Investment Technology Group, Inc. (b)	1,152	15,368
Janus Capital Group, Inc. (b)	4,674	63,566
KCG Holdings, Inc. (Class A) (a)(b)	1,018	11,167
Ladenburg Thalmann Financial Services, Inc. (a)	3,549	7,488
Moelis & Co. (Class A)	477	12,526
OM Asset Management PLC	777	11,981
Oppenheimer Holdings, Inc. (Class A) (b)	336	6,723
Piper Jaffray Co., Inc. (a)	459	16,602
Pzena Investment Management, Inc. (Class A)	387	3,444
RCS Capital Corp. (Class A) (a)(b)	1,453	1,177
Safeguard Scientifics, Inc. (a)(b)	718	11,158
Stifel Financial Corp. (a)	2,123	89,378
Virtu Financial, Inc. (Class A) (b)	560	12,835
Virtus Investment Partners, Inc. (b)	226	22,713
Westwood Holdings Group, Inc.	238	12,935
WisdomTree Investments, Inc. (b)	3,590	57,907

		673,348

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

CHEMICALS — 1.7%
A. Schulman, Inc.	826	$26,820
American Vanguard Corp. (b)	974	11,259
Axiall Corp. (b)	2,209	34,659
Balchem Corp.	1,007	61,195
Calgon Carbon Corp.	1,627	25,349
Chase Corp. (b)	223	8,784
Chemtura Corp. (a)	2,109	60,360
Core Molding Technologies, Inc. (a)	240	4,428
Ferro Corp. (a)(b)	2,073	22,699
Flotek Industries, Inc. (a)(b)	1,722	28,757
FutureFuel Corp. (b)	750	7,410
H.B. Fuller Co. (b)	1,598	54,236
Hawkins, Inc. (b)	302	11,627
Innophos Holdings, Inc.	674	26,717
Innospec, Inc.	783	36,417
Intrepid Potash, Inc. (a)	1,849	10,244
KMG Chemicals, Inc. (b)	256	4,938
Koppers Holdings, Inc.	717	14,462
Kraton Performance Polymers, Inc. (a)	1,088	19,475
Kronos Worldwide, Inc. (b)	668	4,148
LSB Industries, Inc. (a)	651	9,973
Minerals Technologies, Inc.	1,137	54,758
Olin Corp. (b)	2,449	41,168
OM Group, Inc. (b)	981	32,265
Omnova Solutions, Inc. (a)(b)	1,599	8,859
PolyOne Corp.	2,809	82,416
Quaker Chemical Corp.	410	31,603
Rayonier Advanced Materials, Inc.	1,200	7,344
Rentech, Inc. (a)(b)	768	4,301
Senomyx, Inc. (a)(b)	1,360	6,066
Sensient Technologies Corp.	1,503	92,134
Stepan Co.	642	26,714
Trecora Resources (a)(b)	686	8,520
Tredegar Corp.	846	11,066
Trinseo SA (a)(b)	356	8,989
Tronox, Ltd. (Class A) (b)	1,964	8,583

		908,743

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	1,771	48,366
ACCO Brands Corp. (a)(b)	3,867	27,340
ARC Document Solutions, Inc. (a)(b)	1,229	7,313
Brady Corp. (Class A)	1,547	30,414
Brink’s Co. (b)	1,551	41,893
Casella Waste Systems, Inc. (Class A) (a)	1,310	7,598
Ceco Environmental Corp.	565	4,627
Civeo Corp.	3,001	4,441
Deluxe Corp. (b)	1,597	89,017
Ennis, Inc.	894	15,520
Essendant, Inc. (b)	1,235	40,051
G & K Services, Inc. (Class A) (b)	622	41,438
Healthcare Services Group, Inc. (b)	2,277	76,735
Heritage-Crystal Clean, Inc. (a)	305	3,132
Herman Miller, Inc.	1,930	55,661
HNI Corp. (b)	1,438	61,690
Innerworkings, Inc. (a)(b)	880	5,500
Interface, Inc.	2,120	47,573
Kimball International, Inc. (Class B)	1,073	10,151
Knoll, Inc.	1,579	34,706
Matthews International Corp. (Class A) (b)	1,053	51,565
McGrath Rentcorp (b)	846	22,580
Mobile Mini, Inc. (b)	1,460	44,953
MSA Safety, Inc.	942	37,652
Multi-Color Corp. (b)	419	32,049
NL Industries, Inc. (a)(b)	224	670
Quad Graphics, Inc.	819	9,910
SP Plus Corp. (a)	516	11,945
Steelcase, Inc. (Class A)	2,641	48,621
Team, Inc. (a)	704	22,613
Tetra Tech, Inc.	1,948	47,356
TRC Cos., Inc. (a)	480	5,678
UniFirst Corp.	453	48,385
US Ecology, Inc.	722	31,515
Viad Corp.	702	20,351
West Corp.	1,631	36,534

		1,125,543

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	1,527	22,294
Aerohive Networks, Inc. (a)(b)	800	4,784
Alliance Fiber Optic Products, Inc.	368	6,289
Applied Optoelectronics, Inc. (a)	476	8,939
Bel Fuse, Inc. (Class B)	339	6,590
Black Box Corp.	558	8,225
CalAmp Corp. (a)	1,194	19,211
Calix, Inc. (a)	1,342	10,454
Ciena Corp. (a)	3,883	80,456
Clearfield, Inc. (a)(b)	367	4,929
Comtech Telecommunications Corp.	523	10,779
Digi International, Inc. (a)	882	10,399
EMCORE Corp. (a)	960	6,528
Extreme Networks, Inc. (a)(b)	3,102	10,423
Finisar Corp. (a)	3,316	36,907
Harmonic, Inc. (a)	3,036	17,609
Infinera Corp. (a)(b)	4,106	80,313
InterDigital, Inc. (b)	1,071	54,193
Ixia (a)	1,915	27,748
KVH Industries, Inc. (a)	532	5,320
Netgear, Inc. (a)	1,109	32,350
Netscout Systems, Inc. (a)	2,828	100,026
Oclaro, Inc. (a)	2,993	6,884
Plantronics, Inc.	1,092	55,528
Polycom, Inc. (a)	4,264	44,687
Ruckus Wireless, Inc. (a)(b)	2,544	30,223
ShoreTel, Inc. (a)	1,953	14,589
Sonus Networks, Inc. (a)	1,786	10,216
Ubiquiti Networks, Inc. (b)	956	32,399
ViaSat, Inc. (a)(b)	1,356	87,177

		846,469

CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)(b)	1,137	18,738
Ameresco, Inc. (Class A) (a)(b)	660	3,881
Argan, Inc.	354	12,277
Comfort Systems USA, Inc.	1,261	34,375
Dycom Industries, Inc. (a)(b)	1,059	76,629
EMCOR Group, Inc.	1,961	86,774
Furmanite Corp. (a)	1,278	7,770
Granite Construction, Inc.	1,254	37,206

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Great Lakes Dredge & Dock Corp. (a)(b)	2,027	$10,216
HC2 Holdings, Inc. (a)(b)	560	3,926
Mastec, Inc. (a)(b)	2,173	34,398
MYR Group, Inc. (a)	708	18,550
Northwest Pipe Co. (a)	331	4,323
NV5 Holdings, Inc. (a)	282	5,234
Orion Marine Group, Inc. (a)(b)	912	5,454
Primoris Services Corp. (b)	1,163	20,829
Tutor Perini Corp. (a)(b)	1,263	20,789

		401,369

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (a)	2,334	43,879
Summit Materials, Inc. (Class A) (a)	720	13,514
United States Lime & Minerals, Inc. (b)	64	2,922
US Concrete, Inc. (a)(b)	481	22,987

		83,302

CONSUMER FINANCE — 0.5%
Cash America International, Inc.	862	24,110
Encore Capital Group, Inc. (a)(b)	861	31,857
Enova International, Inc. (a)	790	8,074
Ezcorp, Inc. (Class A) (a)(b)	1,727	10,656
First Cash Financial Services, Inc. (a)	928	37,176
Green Dot Corp. (Class A) (a)(b)	1,342	23,619
JG Wentworth Co. (Class A) (a)(b)	195	961
Nelnet, Inc. (Class A)	670	23,189
Nicholas Financial, Inc. (a)	377	4,893
PRA Group, Inc. (a)(b)	1,517	80,280
Regional Management Corp. (a)(b)	447	6,928
World Acceptance Corp. (a)(b)	273	7,327

		259,070

CONTAINERS & PACKAGING — 0.3%
AEP Industries, Inc. (a)(b)	155	8,886
Berry Plastics Group, Inc. (a)	3,744	112,582
Greif, Inc. (Class A) (b)	880	28,081
Myers Industries, Inc. (b)	960	12,864

		162,413

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc. (b)	717	46,928
Fenix Parts, Inc. (a)	560	3,741
Pool Corp.	1,358	98,183
VOXX International Corp. (a)	619	4,593
Weyco Group, Inc. (b)	227	6,138

		159,583

DIVERSIFIED CONSUMER SERVICES — 1.1%
2U, Inc. (a)	724	25,992
American Public Education, Inc. (a)(b)	606	14,211
Apollo Education Group, Inc. (a)	2,717	30,050
Ascent Capital Group, Inc. (Class A) (a)(b)	417	11,417
Bridgepoint Education, Inc. (a)	481	3,665
Bright Horizons Family Solutions, Inc. (a)	1,148	73,748
Capella Education Co.	379	18,768
Career Education Corp. (a)	2,353	8,847
Carriage Services, Inc. (b)	528	11,400
Chegg, Inc. (a)(b)	2,362	17,030
Collectors Universe, Inc.	222	3,348
DeVry Education Group, Inc. (b)	1,997	54,338
Grand Canyon Education, Inc. (a)	1,483	56,339
Houghton Mifflin Harcourt Co. (a)	4,285	87,028
K12, Inc. (a)	1,101	13,696
Liberty Tax, Inc.	174	4,052
LifeLock, Inc. (a)(b)	2,976	26,070
Regis Corp. (a)(b)	1,265	16,572
Sotheby’s (b)	1,947	62,265
Steiner Leisure, Ltd. (a)	436	27,546
Strayer Education, Inc. (a)(b)	371	20,394
Universal Technical Institute, Inc.	732	2,569
Weight Watchers International, Inc. (a)(b)	891	5,685

		595,030

DIVERSIFIED FINANCIAL SERVICES — 0.3%
FNFV Group (a)(b)	2,317	27,155
Gain Capital Holdings, Inc. (b)	751	5,467
MarketAxess Holdings, Inc.	1,144	106,255
Marlin Business Services Corp.	272	4,186
NewStar Financial, Inc. (a)	881	7,224
On Deck Capital, Inc. (a)	372	3,683
Pico Holdings, Inc. (a)	782	7,570
Resource America, Inc. (Class A) (b)	404	2,687
Tiptree Financial, Inc. (Class A) (b)	881	5,638

		169,865

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (a)	2,943	24,339
Atlantic Tele-Network, Inc.	300	22,179
Cincinnati Bell, Inc. (a)(b)	7,073	22,068
Cogent Communications Holdings, Inc. (b)	1,486	40,360
Consolidated Communications Holdings, Inc. (b)	1,701	32,778
Fairpoint Communications, Inc. (a)	719	11,080
General Communication, Inc. (Class A) (a)	1,063	18,347
Globalstar, Inc. (a)(b)	13,742	21,575
Hawaiian Telcom Holdco, Inc. (a)(b)	355	7,377
IDT Corp. (Class B)	496	7,093
inContact, Inc. (a)(b)	2,073	15,568
Inteliquent, Inc.	1,101	24,585
Intelsat SA (a)	875	5,626
Iridium Communications, Inc. (a)(b)	2,719	16,722
Lumos Networks Corp. (b)	651	7,916
ORBCOMM, Inc. (a)(b)	1,764	9,843
Pacific DataVision, Inc. (a)	400	11,960
Premiere Global Services, Inc. (a)(b)	1,631	22,410
Straight Path Communications, Inc. (Class B) (a)(b)	240	9,699
Vonage Holdings Corp. (a)	5,922	34,821
Windstream Holdings, Inc. (b)	2,877	17,665

		384,011

ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	1,484	74,927
Cleco Corp.	1,929	102,700
El Paso Electric Co.	1,273	46,872
Empire District Electric Co.	1,454	32,032

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Genie Energy, Ltd. (Class B) (b)	480	$3,950
IDACORP, Inc. (b)	1,530	99,006
MGE Energy, Inc.	1,097	45,186
Otter Tail Corp.	1,229	32,028
PNM Resources, Inc.	2,506	70,293
Portland General Electric Co.	2,818	104,182
UIL Holdings Corp.	1,805	90,737
Unitil Corp.	475	17,518

		719,431

ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	240	4,265
AZZ, Inc.	817	39,780
Encore Wire Corp.	643	21,007
EnerSys	1,433	76,780
Enphase Energy, Inc. (a)(b)	514	1,902
Franklin Electric Co., Inc. (b)	1,417	38,585
FuelCell Energy, Inc. (a)(b)	6,676	4,905
Generac Holdings, Inc. (a)(b)	2,201	66,228
General Cable Corp.	1,554	18,493
LSI Industries, Inc. (b)	722	6,094
Plug Power, Inc. (a)(b)	5,349	9,789
Powell Industries, Inc.	304	9,150
Power Solutions International, Inc. (a)(b)	144	3,270
PowerSecure International, Inc. (a)	747	8,605
Preformed Line Products Co. (b)	93	3,455
Sunrun, Inc. (a)	508	5,268
Thermon Group Holdings, Inc. (a)	1,077	22,132
Vicor Corp. (a)	624	6,365

		346,073

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Agilysys, Inc. (a)(b)	478	5,315
Anixter International, Inc. (a)	888	51,309
AVX Corp.	1,357	17,763
Badger Meter, Inc. (b)	491	28,507
Belden, Inc.	1,347	62,891
Benchmark Electronics, Inc. (a)	1,658	36,078
Checkpoint Systems, Inc.	1,376	9,976
Coherent, Inc. (a)	728	39,822
Control4 Corp. (a)(b)	400	3,264
CTS Corp. (b)	1,120	20,731
Daktronics, Inc. (b)	1,231	10,673
DTS, Inc. (a)	547	14,605
Electro Rent Corp. (b)	671	6,965
Fabrinet (a)(b)	1,194	21,886
FARO Technologies, Inc. (a)(b)	579	20,265
FEI Co. (b)	1,278	93,345
GSI Group, Inc. (a)	1,038	13,214
II-VI, Inc. (a)	1,707	27,449
Insight Enterprises, Inc. (a)	1,152	29,779
InvenSense, Inc. (a)	2,279	21,172
Itron, Inc. (a)	1,148	36,633
Kimball Electronics, Inc. (a)(b)	803	9,580
Knowles Corp. (a)(b)	2,748	50,646
Littelfuse, Inc.	723	65,901
Mercury Computer Systems, Inc. (a)	1,089	17,326
Mesa Laboratories, Inc.	94	10,472
Methode Electronics, Inc. (Class A)	1,249	39,843
MTS Systems Corp.	459	27,590
Multi-Fineline Electronix, Inc. (a)	287	4,793
Newport Corp. (a)	1,323	18,191
OSI Systems, Inc. (a)	619	47,638
Park Electrochemical Corp. (b)	718	12,630
PC Connection, Inc. (b)	318	6,592
Plexus Corp. (a)(b)	977	37,693
RealD, Inc. (a)	1,379	13,252
Rofin-Sinar Technologies, Inc. (a)(b)	959	24,867
Rogers Corp. (a)	587	31,217
Sanmina Corp. (a)	2,635	56,310
Scansource, Inc. (a)	946	33,545
SYNNEX Corp. (b)	872	74,172
Tech Data Corp. (a)(b)	1,139	78,021
TTM Technologies, Inc. (a)(b)	1,852	11,538
Universal Display Corp. (a)	1,235	41,867
Vishay Intertechnology, Inc. (b)	4,478	43,392
Vishay Precision Group, Inc. (a)	416	4,821

		1,333,539

ENERGY EQUIPMENT & SERVICES — 0.9%
Atwood Oceanics, Inc. (b)	2,077	30,760
Basic Energy Services, Inc. (a)(b)	990	3,267
Bristow Group, Inc. (b)	1,137	29,744
C&J Energy Services, Ltd. (a)(b)	1,531	5,389
CARBO Ceramics, Inc. (b)	635	12,059
Era Group, Inc. (a)(b)	685	10,254
Exterran Holdings, Inc.	2,221	39,978
Fairmount Santrol Holdings, Inc. (a)(b)	1,845	4,982
Forum Energy Technologies, Inc. (a)	1,905	23,260
Geospace Technologies Corp. (a)	434	5,994
Gulfmark Offshore, Inc. (Class A) (b)	897	5,481
Helix Energy Solutions Group, Inc. (a)(b)	3,382	16,200
Hornbeck Offshore Services, Inc. (a)(b)	1,133	15,330
Independence Contract Drilling, Inc. (a)(b)	640	3,187
ION Geophysical Corp. (a)	4,584	1,788
Key Energy Services, Inc. (a)(b)	4,200	1,974
Matrix Service Co. (a)	881	19,796
McDermott International, Inc. (a)(b)	7,603	32,693
Natural Gas Services Group, Inc. (a)	427	8,241
Newpark Resources, Inc. (a)(b)	2,570	13,158
Nordic American Offshore, Ltd. (a)(b)	611	3,666
North Atlantic Drilling, Ltd. (b)	2,412	1,857
Oil States International, Inc. (a)	1,517	39,639
Parker Drilling Co. (a)(b)	4,026	10,588
PHI, Inc. (a)(b)	415	7,835
Pioneer Energy Services Corp. (a)	2,123	4,458
RigNet, Inc. (a)(b)	411	10,481
SEACOR Holdings, Inc. (a)(b)	573	34,271
Seventy Seven Energy, Inc. (a)(b)	1,597	2,204
Tesco Corp. (b)	1,201	8,575
Tetra Technologies, Inc. (a)	2,651	15,667
Tidewater, Inc. (b)	1,357	17,831
Unit Corp. (a)(b)	1,437	16,181
US Silica Holdings, Inc. (b)	1,722	24,263

		481,051

FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc. (b)	946	32,221

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Casey’s General Stores, Inc.	1,235	$127,106
Chefs’ Warehouse, Inc. (a)(b)	571	8,085
Fairway Group Holdings Corp. (a)(b)	483	507
Fresh Market, Inc. (a)(b)	1,373	31,016
Ingles Markets, Inc. (Class A) (b)	386	18,463
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	307	6,966
PriceSmart, Inc. (b)	616	47,642
Smart & Final Stores, Inc. (a)	673	10,573
SpartanNash Co.	1,232	31,847
SUPERVALU, Inc. (a)	8,252	59,249
United Natural Foods, Inc. (a)(b)	1,604	77,810
Village Super Market, Inc. (Class A)	203	4,793
Weis Markets, Inc.	379	15,823

		472,101

FOOD PRODUCTS — 1.7%
Alico, Inc. (b)	96	3,897
B&G Foods, Inc. (b)	1,785	65,063
Boulder Brands, Inc. (a)(b)	2,000	16,380
Cal-Maine Foods, Inc. (b)	993	54,228
Calavo Growers, Inc. (b)	497	22,186
Darling Ingredients, Inc. (a)	5,185	58,279
Dean Foods Co.	2,990	49,395
Diamond Foods, Inc. (a)	769	23,731
Farmer Brothers Co. (a)(b)	171	4,660
Fresh Del Monte Produce, Inc.	999	39,470
Freshpet, Inc. (a)(b)	706	7,413
Inventure Foods, Inc. (a)(b)	468	4,156
J&J Snack Foods Corp. (b)	461	52,397
John B Sanfilippo & Son, Inc.	272	13,943
Lancaster Colony Corp.	572	55,759
Landec Corp. (a)	863	10,071
Lifeway Foods, Inc. (a)(b)	160	1,677
Limoneira Co. (b)	320	5,354
Omega Protein Corp. (a)(b)	670	11,370
Post Holdings, Inc. (a)(b)	1,931	114,122
Sanderson Farms, Inc. (b)	718	49,233
Seaboard Corp. (a)	8	24,632
Seneca Foods Corp. (Class A) (a)	272	7,167
Snyders-Lance, Inc. (b)	1,529	51,573
Tootsie Roll Industries, Inc. (b)	559	17,491
TreeHouse Foods, Inc. (a)	1,359	105,717

		869,364

GAS UTILITIES — 1.2%
Chesapeake Utilities Corp.	480	25,478
Laclede Group, Inc. (b)	1,392	75,906
New Jersey Resources Corp.	2,738	82,222
Northwest Natural Gas Co. (b)	870	39,881
ONE Gas, Inc. (b)	1,635	74,115
Piedmont Natural Gas Co., Inc. (b)	2,448	98,091
South Jersey Industries, Inc.	2,123	53,606
Southwest Gas Corp.	1,453	84,739
WGL Holdings, Inc.	1,582	91,234

		625,272

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abaxis, Inc. (b)	688	30,265
ABIOMED, Inc. (a)(b)	1,294	120,031
Accuray, Inc. (a)	2,491	12,443
Analogic Corp.	419	34,375
AngioDynamics, Inc. (a)	846	11,159
Anika Therapeutics, Inc. (a)	464	14,769
Antares Pharma, Inc. (a)(b)	3,783	6,431
AtriCure, Inc. (a)(b)	876	19,193
Atrion Corp. (b)	45	16,873
Cantel Medical Corp. (b)	1,021	57,891
Cardiovascular Systems, Inc. (a)(b)	908	14,383
Cerus Corp. (a)(b)	3,096	14,056
ConforMIS, Inc. (a)	296	5,346
CONMED Corp. (b)	846	40,388
CryoLife, Inc. (b)	929	9,039
Cutera, Inc. (a)	400	5,232
Cyberonics, Inc. (a)	816	49,597
Cynosure, Inc. (Class A) (a)	740	22,230
Endologix, Inc. (a)	2,124	26,040
Entellus Medical, Inc. (a)	171	3,081
Exactech, Inc. (a)	318	5,543
GenMark Diagnostics, Inc. (a)(b)	1,412	11,112
Glaukos Corp. (a)	216	5,225
Globus Medical, Inc. (Class A) (a)(b)	2,108	43,551
Greatbatch, Inc. (a)	798	45,023
Haemonetics Corp. (a)(b)	1,644	53,134
Halyard Health, Inc. (a)	1,437	40,868
HealthStream, Inc. (a)	846	18,451
HeartWare International, Inc. (a)(b)	569	29,764
ICU Medical, Inc. (a)	432	47,304
Inogen, Inc. (a)	493	23,935
Insulet Corp. (a)(b)	1,803	46,716
Integra LifeSciences Holdings Corp. (a)(b)	911	54,250
Invacare Corp.	1,085	15,700
InVivo Therapeutics Holdings Corp. (a)(b)	800	6,896
K2M Group Holdings, Inc. (a)	524	9,746
LDR Holding Corp. (a)	877	30,283
LeMaitre Vascular, Inc.	400	4,876
Masimo Corp. (a)	1,371	52,866
Meridian Bioscience, Inc.	1,408	24,077
Merit Medical Systems, Inc. (a)	1,438	34,383
Natus Medical, Inc. (a)(b)	1,009	39,805
Neogen Corp. (a)	1,215	54,663
Nevro Corp. (a)(b)	500	23,195
NuVasive, Inc. (a)	1,550	74,741
NxStage Medical, Inc. (a)	2,016	31,792
OraSure Technologies, Inc. (a)	1,899	8,432
Orthofix International NV (a)	539	18,191
Oxford Immunotec Global PLC (a)(b)	548	7,398
Quidel Corp. (a)(b)	945	17,842
Rockwell Medical, Inc. (a)(b)	1,683	12,976
RTI Surgical, Inc. (a)(b)	1,902	10,803
SeaSpine Holdings Corp. (a)	272	4,406
Second Sight Medical Products, Inc. (a)	320	1,898
Sientra, Inc. (a)	282	2,862
Spectranetics Corp. (a)	1,371	16,164
Staar Surgical Co. (a)(b)	1,216	9,436
STERIS Corp.	1,848	120,065
SurModics, Inc. (a)(b)	498	10,876
Tandem Diabetes Care, Inc. (a)(b)	285	2,511
Thoratec Corp. (a)	1,741	110,136
TransEnterix, Inc. (a)(b)	914	2,066

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Unilife Corp. (a)(b)	4,271	$4,185
Utah Medical Products, Inc.	107	5,764
Vascular Solutions, Inc. (a)	558	18,085
Veracyte, Inc. (a)(b)	499	2,340
West Pharmaceutical Services, Inc.	2,233	120,850
Wright Medical Group NV (a)	1,136	23,163
Wright Medical Group, Inc. (a)(b)	1,597	33,569
Zeltiq Aesthetics, Inc. (a)	930	29,788

		1,934,527

HEALTH CARE PROVIDERS & SERVICES — 2.8%
AAC Holdings, Inc. (a)(b)	182	4,049
Aceto Corp. (b)	925	25,391
Addus HomeCare Corp. (a)(b)	159	4,953
Adeptus Health, Inc. (Class A) (a)(b)	178	14,375
Air Methods Corp. (a)(b)	1,214	41,385
Alliance HealthCare Services, Inc. (a)	159	1,552
Almost Family, Inc. (a)(b)	272	10,894
Amedisys, Inc. (a)(b)	882	33,490
AMN Healthcare Services, Inc. (a)	1,410	42,314
AmSurg Corp. (a)	1,552	120,606
BioScrip, Inc. (a)(b)	2,223	4,157
BioTelemetry, Inc. (a)(b)	844	10,331
Capital Senior Living Corp. (a)	971	19,469
Chemed Corp. (b)	530	70,739
Civitas Solutions, Inc. (a)	373	8,549
Corvel Corp. (a)	254	8,204
Cross Country Healthcare, Inc. (a)	862	11,732
Diplomat Pharmacy, Inc. (a)(b)	1,146	32,925
Ensign Group, Inc.	748	31,887
ExamWorks Group, Inc. (a)(b)	1,345	39,328
Five Star Quality Care, Inc. (a)	1,468	4,536
Genesis Healthcare, Inc. (a)	1,375	8,429
Hanger, Inc. (a)	1,183	16,136
HealthEquity, Inc. (a)	1,073	31,707
HealthSouth Corp. (b)	2,911	111,695
Healthways, Inc. (a)(b)	1,088	12,099
HMS Holdings Corp. (a)	2,581	22,635
IPC Healthcare, Inc. (a)	560	43,506
Kindred Healthcare, Inc.	2,559	40,304
Landauer, Inc. (b)	331	12,244
LHC Group, Inc. (a)	400	17,908
Magellan Health, Inc. (a)	833	46,173
Molina Healthcare, Inc. (a)(b)	1,233	84,892
National Healthcare Corp.	300	18,267
National Research Corp. (Class A) (b)	339	4,048
Nobilis Health Corp. (a)(b)	960	5,011
Owens & Minor, Inc. (b)	1,993	63,656
PharMerica Corp. (a)	992	28,242
Providence Service Corp. (a)	441	19,219
RadNet, Inc. (a)	1,052	5,839
Select Medical Holdings Corp. (b)	3,320	35,823
Surgical Care Affiliates, Inc. (a)	594	19,418
Team Health Holdings, Inc. (a)	2,249	121,513
Teladoc, Inc. (a)	273	6,085
Triple-S Management Corp. (Class B) (a)(b)	785	13,981
Trupanion, Inc. (a)	640	4,832
Universal American Corp. (a)(b)	1,258	8,605
US Physical Therapy, Inc.	400	17,956
WellCare Health Plans, Inc. (a)(b)	1,372	118,239

		1,479,328

HEALTH CARE TECHNOLOGY — 0.4%
Castlight Health, Inc. (Class B) (a)	976	4,099
Computer Programs and Systems, Inc. (b)	368	15,504
Evolent Health, Inc. (Class A) (a)	381	6,081
Imprivata, Inc. (a)	282	5,011
MedAssets, Inc. (a)	1,753	35,165
Medidata Solutions, Inc. (a)	1,756	73,945
Merge Healthcare, Inc. (a)	2,137	15,173
Omnicell, Inc. (a)	1,044	32,468
Press Ganey Holdings, Inc. (a)	320	9,469
Vocera Communications, Inc. (a)	687	7,839

		204,754

HOTELS, RESTAURANTS & LEISURE — 3.5%
Belmond, Ltd. (Class A) (a)	2,766	27,964
Biglari Holdings, Inc. (a)	45	16,458
BJ’s Restaurants, Inc. (a)	706	30,379
Bloomin’ Brands, Inc.	3,900	70,902
Bob Evans Farms, Inc.	673	29,175
Bojangles’, Inc. (a)(b)	240	4,056
Boyd Gaming Corp. (a)	2,625	42,787
Bravo Brio Restaurant Group, Inc. (a)	491	5,534
Buffalo Wild Wings, Inc. (a)(b)	592	114,511
Caesars Acquisition Co. (Class A) (a)	1,456	10,338
Caesars Entertainment Corp. (a)	1,674	9,860
Carrols Restaurant Group, Inc. (a)	1,067	12,697
Cheesecake Factory, Inc. (b)	1,519	81,965
Churchill Downs, Inc.	432	57,806
Chuy’s Holdings, Inc. (a)(b)	555	15,762
ClubCorp Holdings, Inc.	1,265	27,147
Cracker Barrel Old Country Store, Inc. (b)	597	87,926
Dave & Buster’s Entertainment, Inc. (a)	692	26,178
Del Frisco’s Restaurant Group, Inc. (a)	754	10,473
Denny’s Corp. (a)	2,470	27,244
Diamond Resorts International, Inc. (a)(b)	1,372	32,091
DineEquity, Inc. (b)	515	47,205
El Pollo Loco Holdings, Inc. (a)(b)	266	2,867
Eldorado Resorts, Inc. (a)	800	7,216
Empire Resorts, Inc. (a)(b)	700	2,947
Fiesta Restaurant Group, Inc. (a)	868	39,381
Habit Restaurants, Inc. (Class A) (a)(b)	342	7,322
International Speedway Corp. (Class A)	803	25,471
Interval Leisure Group, Inc.	1,341	24,621
Intrawest Resorts Holdings, Inc. (a)	432	3,741
Isle of Capri Casinos, Inc. (a)	703	12,260
J. Alexander’s Holdings, Inc. (a)	400	3,990
Jack in the Box, Inc.	1,119	86,208
Jamba, Inc. (a)(b)	560	7,980
Kona Grill, Inc. (a)	240	3,780
Krispy Kreme Doughnuts, Inc. (a)	2,093	30,621
La Quinta Holdings, Inc. (a)	2,936	46,330
Marcus Corp.	643	12,436
Marriott Vacations Worldwide Corp.	809	55,125

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Monarch Casino & Resort, Inc. (a)(b)	283	$5,086
Morgans Hotel Group Co. (a)(b)	864	2,868
Noodles & Co. (a)(b)	348	4,928
Papa John’s International, Inc. (b)	897	61,427
Papa Murphy’s Holdings, Inc. (a)	300	4,404
Penn National Gaming, Inc. (a)	2,510	42,118
Pinnacle Entertainment, Inc. (a)	1,899	64,262
Planet Fitness, Inc. (Class A) (a)	457	7,833
Popeyes Louisiana Kitchen, Inc. (a)	731	41,199
Potbelly Corp. (a)(b)	624	6,870
Red Robin Gourmet Burgers, Inc. (a)	435	32,947
Ruby Tuesday, Inc. (a)	2,064	12,817
Ruth’s Hospitality Group, Inc.	1,213	19,699
Scientific Games Corp. (Class A) (a)(b)	1,570	16,407
SeaWorld Entertainment, Inc. (b)	1,997	35,567
Shake Shack, Inc. (Class A) (a)	186	8,816
Sonic Corp. (b)	1,688	38,740
Speedway Motorsports, Inc. (b)	383	6,913
Texas Roadhouse, Inc. (b)	2,213	82,324
Vail Resorts, Inc.	1,091	114,206
Zoe’s Kitchen, Inc. (a)(b)	588	23,220

		1,793,405

HOUSEHOLD DURABLES — 1.3%
Bassett Furniture Industries, Inc. (b)	320	8,912
Beazer Homes USA, Inc. (a)	833	11,104
Cavco Industries, Inc. (a)	308	20,972
Century Communities, Inc. (a)	480	9,528
CSS Industries, Inc. (b)	283	7,454
Ethan Allen Interiors, Inc. (b)	833	21,999
Flexsteel Industries, Inc.	160	5,000
Green Brick Partners, Inc. (a)	560	6,065
Helen of Troy, Ltd. (a)	905	80,816
Hooker Furniture Corp.	320	7,533
Hovnanian Enterprises, Inc. (Class A) (a)(b)	3,802	6,729
Installed Building Products, Inc. (a)	611	15,446
iRobot Corp. (a)	943	27,479
KB Home (b)	2,576	34,905
La-Z-Boy, Inc.	1,676	44,515
LGI Homes, Inc. (a)(b)	498	13,541
Libbey, Inc.	702	22,892
Lifetime Brands, Inc. (b)	335	4,683
M.D.C. Holdings, Inc.	1,287	33,694
M/I Homes, Inc. (a)(b)	817	19,265
Meritage Homes Corp. (a)	1,230	44,920
NACCO Industries, Inc. (Class A)	160	7,608
New Home Co., Inc. (a)(b)	316	4,092
Ryland Group, Inc. (b)	1,444	58,958
Skullcandy, Inc. (a)	590	3,263
Standard Pacific Corp. (a)(b)	4,789	38,312
Taylor Morrison Home Corp. (Class A) (a)	960	17,914
TRI Pointe Group, Inc. (a)	5,085	66,563
Universal Electronics, Inc. (a)	495	20,805
WCI Communities, Inc. (a)	464	10,500
William Lyon Homes (Class A) (a)(b)	637	13,122
Zagg, Inc. (a)	880	5,975

		694,564

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	1,404	22,618
HRG Group, Inc. (a)	2,657	31,167
Oil-Dri Corp. of America	160	3,664
Orchids Paper Products Co. (b)	179	4,672
WD-40 Co.	482	42,932

		105,053

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Abengoa Yield PLC (b)	1,448	23,964
Atlantic Power Corp.	4,072	7,574
Dynegy, Inc. (a)(b)	4,047	83,652
NRG Yield, Inc. (Class A)	1,120	12,488
NRG Yield, Inc. (Class C) (b)	2,000	23,220
Ormat Technologies, Inc. (b)	1,149	39,100
Pattern Energy Group, Inc. (b)	1,610	30,735
Talen Energy Corp. (a)(b)	2,773	28,007
TerraForm Global, Inc. (Class A) (a)	1,271	8,465
Vivint Solar, Inc. (a)(b)	660	6,917

		264,122

INDUSTRIAL CONGLOMERATES — 0.0% (c)
Raven Industries, Inc. (b)	1,163	19,713

INSURANCE — 2.6%
Ambac Financial Group, Inc. (a)	1,398	20,229
American Equity Investment Life Holding Co. (b)	2,670	62,238
AMERISAFE, Inc.	627	31,181
Argo Group International Holdings, Ltd.	810	45,838
Atlas Financial Holdings, Inc. (a)	370	6,845
Baldwin & Lyons, Inc. (Class B)	306	6,640
Citizens, Inc. (a)(b)	1,470	10,907
CNO Financial Group, Inc. (b)	6,229	117,167
Crawford & Co. (Class B) (b)	862	4,836
Donegal Group, Inc. (Class A)	243	3,417
eHealth, Inc. (a)(b)	626	8,019
EMC Insurance Group, Inc.	197	4,572
Employers Holdings, Inc.	1,041	23,204
Enstar Group, Ltd. (a)(b)	274	41,100
FBL Financial Group, Inc. (Class A)	291	17,902
Federated National Holding Co.	458	11,001
Fidelity & Guaranty Life	387	9,497
First American Financial Corp. (b)	3,407	133,111
Global Indemnity PLC (a)(b)	301	7,877
Greenlight Capital Re, Ltd. (Class A) (a)(b)	957	21,322
Hallmark Financial Services, Inc. (a)	483	5,550
HCI Group, Inc. (b)	331	12,833
Heritage Insurance Holdings, Inc. (a)	789	15,567
Horace Mann Educators Corp.	1,326	44,050
Independence Holding Co. (b)	275	3,564
Infinity Property & Casualty Corp.	395	31,813
James River Group Holdings, Ltd.	359	9,654
Kansas City Life Insurance Co. (b)	128	6,015
Kemper Corp.	1,331	47,077
Maiden Holdings, Ltd. (b)	1,707	23,693
MBIA, Inc. (a)(b)	4,474	27,202
National General Holdings Corp.	1,134	21,875
National Interstate Corp. (b)	224	5,976

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

National Western Life Insurance Co. (Class A) (b)	79	$17,593
Navigators Group, Inc. (a)	355	27,683
OneBeacon Insurance Group, Ltd. (Class A)	781	10,965
Patriot National, Inc. (a)(b)	240	3,799
Primerica, Inc. (b)	1,597	71,977
RLI Corp. (b)	1,354	72,480
Safety Insurance Group, Inc.	443	23,988
Selective Insurance Group, Inc.	1,809	56,188
State Auto Financial Corp. (b)	495	11,291
State National Cos., Inc.	866	8,097
Stewart Information Services Corp.	724	29,619
Symetra Financial Corp.	2,331	73,753
Third Point Reinsurance, Ltd. (a)	2,459	33,074
United Fire Group, Inc.	699	24,500
United Insurance Holdings Corp. (b)	529	6,956
Universal Insurance Holdings, Inc.	1,031	30,456

		1,344,191

INTERNET & CATALOG RETAIL — 0.7%
1-800-FLOWERS.COM, Inc. (Class A) (a)(b)	894	8,135
Blue Nile, Inc. (a)(b)	427	14,322
Etsy, Inc. (a)(b)	560	7,666
EVINE Live, Inc. (a)(b)	1,291	3,382
FTD Cos., Inc. (a)(b)	627	18,685
HSN, Inc.	1,017	58,213
Lands’ End, Inc. (a)	530	14,315
Liberty TripAdvisor Holdings, Inc. (Class A) (a)	2,397	53,142
NutriSystem, Inc.	974	25,831
Overstock.com, Inc. (a)	364	6,246
PetMed Express, Inc. (b)	683	10,996
Shutterfly, Inc. (a)	1,213	43,365
Travelport Worldwide, Ltd.	3,420	45,212
Wayfair, Inc. (Class A) (a)(b)	569	19,949
zulily, Inc. (Class A) (a)	1,917	33,356

		362,815

INTERNET SOFTWARE & SERVICES — 2.3%
Actua Corp. (a)	1,247	14,665
Amber Road, Inc. (a)(b)	287	1,211
Angie’s List, Inc. (a)(b)	1,422	7,167
Bankrate, Inc. (a)	2,144	22,190
Bazaarvoice, Inc. (a)(b)	1,580	7,126
Benefitfocus, Inc. (a)	206	6,438
Blucora, Inc. (a)(b)	1,374	18,920
Box, Inc. (Class A) (a)(b)	405	5,095
Brightcove, Inc. (a)(b)	894	4,398
Carbonite, Inc. (a)	572	6,366
Care.com, Inc. (a)	224	1,151
ChannelAdvisor Corp. (a)(b)	658	6,541
Cimpress NV (a)(b)	1,017	77,404
comScore, Inc. (a)	1,035	47,765
Constant Contact, Inc. (a)	1,040	25,210
Cornerstone OnDemand, Inc. (a)	1,695	55,935
Coupons.com, Inc. (a)(b)	1,745	15,705
Cvent, Inc. (a)	737	24,807
Demandware, Inc. (a)(b)	1,039	53,696
DHI Group, Inc. (a)	1,422	10,395
EarthLink Holdings Corp.	3,531	27,471
Endurance International Group Holdings, Inc. (a)(b)	1,682	22,472
Envestnet, Inc. (a)(b)	1,087	32,577
Everyday Health, Inc. (a)(b)	643	5,877
Five9, Inc. (a)	500	1,850
Gogo, Inc. (a)(b)	1,790	27,351
GrubHub, Inc. (a)(b)	2,364	57,540
GTT Communications, Inc. (a)	688	16,003
Hortonworks, Inc. (a)	232	5,078
Internap Corp. (a)	1,822	11,169
IntraLinks Holdings, Inc. (a)(b)	1,296	10,744
j2 Global, Inc.	1,517	107,479
Limelight Networks, Inc. (a)	1,707	3,260
Liquidity Services, Inc. (a)	814	6,015
LivePerson, Inc. (a)	1,899	14,356
LogMeIn, Inc. (a)(b)	787	53,642
Marchex, Inc. (Class B)	1,247	5,025
Marin Software, Inc. (a)(b)	847	2,651
Marketo, Inc. (a)	1,165	33,109
Millennial Media, Inc. (a)(b)	2,411	4,219
Monster Worldwide, Inc. (a)(b)	2,911	18,689
New Relic, Inc. (a)	186	7,088
NIC, Inc.	2,163	38,307
OPOWER, Inc. (a)(b)	724	6,451
Q2 Holdings, Inc. (a)	558	13,794
QuinStreet, Inc. (a)	1,022	5,672
RealNetworks, Inc. (a)(b)	750	3,068
Reis, Inc.	290	6,569
RetailMeNot, Inc. (a)	990	8,158
Rocket Fuel, Inc. (a)	590	2,755
SciQuest, Inc. (a)	893	8,930
Shutterstock, Inc. (a)(b)	564	17,055
SPS Commerce, Inc. (a)	493	33,470
Stamps.com, Inc. (a)	415	30,714
TechTarget, Inc. (a)	465	3,962
Textura Corp. (a)(b)	594	15,349
Travelzoo, Inc. (a)(b)	286	2,365
TrueCar, Inc. (a)(b)	1,389	7,237
United Online, Inc. (a)	400	4,000
Web.com Group, Inc. (a)(b)	1,261	26,582
WebMD Health Corp. (a)(b)	1,220	48,605
Wix.com, Ltd. (a)	523	9,111
XO Group, Inc. (a)	896	12,661
Xoom Corp. (a)	989	24,606

		1,215,271

IT SERVICES — 2.4%
6D Global Technologies, Inc. (a)	800	2,328
Acxiom Corp. (a)	2,412	47,661
Blackhawk Network Holdings, Inc. (a)	1,663	70,495
CACI International, Inc. (Class A) (a)	781	57,771
Cardtronics, Inc. (a)	1,482	48,461
Cass Information Systems, Inc. (b)	339	16,655
CIBER, Inc. (a)	2,497	7,940
Convergys Corp. (b)	3,087	71,341
CSG Systems International, Inc.	1,097	33,788
Datalink Corp. (a)	671	4,006
EPAM Systems, Inc. (a)	1,537	114,537
Euronet Worldwide, Inc. (a)	1,612	119,433
Everi Holdings, Inc. (a)(b)	2,255	11,568
EVERTEC, Inc.	2,105	38,037
ExlService Holdings, Inc. (a)	960	35,453

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Forrester Research, Inc.	304	$9,558
Hackett Group, Inc. (b)	911	12,526
Heartland Payment Systems, Inc.	1,185	74,667
Lionbridge Technologies, Inc. (a)	1,873	9,253
Luxoft Holding, Inc. (a)	574	36,328
ManTech International Corp. (Class A)	801	20,586
MAXIMUS, Inc.	2,026	120,668
ModusLink Global Solutions, Inc. (a)(b)	1,274	3,644
MoneyGram International, Inc. (a)	1,087	8,718
NeuStar, Inc. (Class A) (a)(b)	1,633	44,434
Perficient, Inc. (a)	1,117	17,235
PFSweb, Inc. (a)	320	4,550
Science Applications International Corp.	1,436	57,742
ServiceSource International, Inc. (a)(b)	1,950	7,800
Sykes Enterprises, Inc. (a)	1,199	30,574
Syntel, Inc. (a)	987	44,721
TeleTech Holdings, Inc. (b)	559	14,976
Unisys Corp. (a)(b)	1,405	16,719
Virtusa Corp. (a)	894	45,871

		1,260,044

LEISURE PRODUCTS — 0.3%
Arctic Cat, Inc. (b)	462	10,247
Black Diamond, Inc. (a)(b)	783	4,917
Callaway Golf Co. (b)	2,603	21,735
Escalade, Inc. (b)	319	5,040
JAKKS Pacific, Inc. (a)(b)	655	5,581
Johnson Outdoors, Inc. (Class A)	160	3,376
Malibu Boats, Inc. (Class A) (a)	515	7,200
Marine Products Corp. (b)	352	2,443
Nautilus, Inc. (a)	1,057	15,855
Performance Sports Group, Ltd. (a)(b)	1,277	17,137
Smith & Wesson Holding Corp. (a)	1,644	27,734
Sturm Ruger & Co, Inc.	591	34,686

		155,951

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Accelerate Diagnostics, Inc. (a)(b)	722	11,682
Affymetrix, Inc. (a)	2,383	20,351
Albany Molecular Research, Inc. (a)(b)	785	13,675
Cambrex Corp. (a)(b)	1,009	40,037
Fluidigm Corp. (a)(b)	881	7,145
Harvard Bioscience, Inc. (a)(b)	960	3,629
INC Research Holdings, Inc. (Class A) (a)	458	18,320
Luminex Corp. (a)	1,261	21,323
NanoString Technologies, Inc. (a)(b)	323	5,168
NeoGenomics, Inc. (a)	1,517	8,692
Pacific Biosciences of California, Inc. (a)(b)	1,875	6,862
PAREXEL International Corp. (a)(b)	1,742	107,865
PRA Health Sciences, Inc. (a)(b)	630	24,463
Sequenom, Inc. (a)(b)	3,913	6,848

		296,060

MACHINERY — 2.6%
Accuride Corp. (a)(b)	1,390	3,850
Actuant Corp. (Class A) (b)	1,847	33,966
Alamo Group, Inc.	251	11,734
Albany International Corp. (Class A)	798	22,831
Altra Industrial Motion Corp.	926	21,409
American Railcar Industries, Inc. (b)	331	11,969
Astec Industries, Inc. (b)	607	20,341
Barnes Group, Inc.	1,705	61,465
Blount International, Inc. (a)	1,663	9,263
Briggs & Stratton Corp. (b)	1,405	27,131
Chart Industries, Inc. (a)	975	18,730
CIRCOR International, Inc. (b)	595	23,871
CLARCOR, Inc.	1,614	76,956
Columbus McKinnon Corp.	660	11,986
Commercial Vehicle Group, Inc. (a)	767	3,091
Douglas Dynamics, Inc. (b)	766	15,213
EnPro Industries, Inc.	731	28,633
ESCO Technologies, Inc. (b)	749	26,889
Exone Co. (a)(b)	336	2,255
Federal Signal Corp.	2,109	28,914
Freightcar America, Inc.	411	7,053
Global Brass & Copper Holdings, Inc.	686	14,070
Gorman-Rupp Co. (b)	654	15,676
Graham Corp. (b)	347	6,125
Greenbrier Cos., Inc.	770	24,725
Harsco Corp.	2,584	23,437
Hillenbrand, Inc.	2,040	53,060
Hurco Cos., Inc.	236	6,193
Hyster-Yale Materials Handling, Inc.	328	18,968
John Bean Technologies Corp.	990	37,867
Kadant, Inc.	388	15,136
L.B. Foster Co. (Class A)	336	4,126
Lindsay Corp. (b)	388	26,303
Lydall, Inc. (a)	579	16,496
Meritor, Inc. (a)(b)	3,142	33,399
Milacron Holdings Corp. (a)	431	7,564
Miller Industries, Inc.	387	7,562
Mueller Industries, Inc.	1,849	54,693
Mueller Water Products, Inc. (Class A) (b)	5,117	39,196
Navistar International Corp. (a)(b)	1,437	18,279
NN, Inc.	814	15,059
Omega Flex, Inc. (b)	96	3,206
Proto Labs, Inc. (a)	749	50,183
RBC Bearings, Inc. (a)(b)	701	41,871
Rexnord Corp. (a)	3,209	54,489
Standex International Corp.	435	32,777
Sun Hydraulics Corp.	718	19,723
Tennant Co.	590	33,146
Titan International, Inc. (b)	1,408	9,307
TriMas Corp. (a)	1,402	22,923
Twin Disc, Inc.	271	3,363
Wabash National Corp. (a)	2,330	24,675
Watts Water Technologies, Inc. (Class A)	844	44,580
Woodward, Inc.	2,040	83,028
Xerium Technologies, Inc. (a)	379	4,919

		1,333,674

MARINE — 0.2%
Eagle Bulk Shipping, Inc. (a)	880	5,218
Golden Ocean Group, Ltd.	2,251	5,538
Matson, Inc. (b)	1,376	52,962
Navios Maritime Holdings, Inc. (b)	2,539	6,322

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Safe Bulkers, Inc.	1,247	$3,442
Scorpio Bulkers, Inc. (a)(b)	9,855	14,388
Ultrapetrol Bahamas, Ltd. (a)(b)	734	301

		88,171

MEDIA — 1.5%
AMC Entertainment Holdings, Inc. (Class A)	706	17,784
Carmike Cinemas, Inc. (a)	770	15,469
Central European Media Enterprises, Ltd. (Class A) (a)(b)	2,714	5,862
Crown Media Holdings, Inc. (Class A) (a)(b)	1,185	6,340
Cumulus Media, Inc. (Class A) (a)(b)	4,341	3,055
Daily Journal Corp. (a)(b)	32	5,958
DreamWorks Animation SKG, Inc. (Class A) (a)	2,397	41,828
E.W. Scripps Co. (Class A)	1,852	32,725
Entercom Communications Corp. (Class A) (a)	803	8,159
Entravision Communications Corp. (Class A)	1,841	12,224
Eros International PLC (a)	827	22,486
Global Eagle Entertainment, Inc. (a)(b)	1,227	14,086
Gray Television, Inc. (a)	1,967	25,099
Harte-Hanks, Inc.	1,358	4,794
Hemisphere Media Group, Inc. (a)(b)	299	4,066
IMAX Corp. (a)(b)	1,917	64,775
Journal Media Group, Inc. (b)	561	4,208
Loral Space & Communications, Inc. (a)	435	20,480
Martha Stewart Living Omnimedia, Inc. (Class A) (a)	1,009	6,014
MDC Partners, Inc. (Class A) (b)	1,415	26,079
Media General, Inc. (a)(b)	3,083	43,131
Meredith Corp. (b)	1,199	51,053
National CineMedia, Inc.	1,868	25,069
New Media Investment Group, Inc. (b)	1,459	22,556
New York Times Co. (Class A) (b)	4,304	50,830
Nexstar Broadcasting Group, Inc. (Class A)	991	46,924
Reading International, Inc. (Class A) (a)	606	7,678
Rentrak Corp. (a)	399	21,574
Saga Communications, Inc. (Class A) (b)	116	3,899
Scholastic Corp. (b)	843	32,843
SFX Entertainment, Inc. (a)(b)	1,408	718
Sinclair Broadcast Group, Inc. (Class A)	2,121	53,704
Sizmek, Inc. (a)	862	5,163
Time, Inc. (b)	3,446	65,646
Townsquare Media, Inc. (Class A) (a)(b)	264	2,579
Tribune Publishing Co.	800	6,272
World Wrestling Entertainment, Inc. (Class A) (b)	959	16,207

		797,337

METALS & MINING — 0.8%
AK Steel Holding Corp. (a)(b)	5,701	13,740
Carpenter Technology Corp. (b)	1,597	47,543
Century Aluminum Co. (a)	1,650	7,590
Cliffs Natural Resources, Inc. (b)	4,394	10,721
Coeur Mines, Inc. (a)	4,411	12,439
Commercial Metals Co.	3,762	50,975
Globe Specialty Metals, Inc. (b)	1,953	23,690
Handy & Harman, Ltd. (a)	180	4,316
Haynes International, Inc. (b)	430	16,271
Hecla Mining Co. (b)	12,309	24,249
Horsehead Holding Corp. (a)(b)	1,698	5,162
Kaiser Aluminum Corp. (b)	530	42,533
Materion Corp.	699	20,984
Olympic Steel, Inc. (b)	315	3,134
Real Industry, Inc. (a)	720	6,350
Ryerson Holding Corp. (a)(b)	381	2,000
Schnitzer Steel Industries, Inc. (Class A)	865	11,712
Stillwater Mining Co. (a)(b)	3,517	36,331
SunCoke Energy, Inc.	2,130	16,572
TimkenSteel Corp. (b)	1,120	11,334
Worthington Industries, Inc.	1,407	37,257

		404,903

MULTI-UTILITIES — 0.4%
Avista Corp.	1,963	65,270
Black Hills Corp.	1,422	58,785
NorthWestern Corp. (b)	1,502	80,853

		204,908

MULTILINE RETAIL — 0.4%
Big Lots, Inc. (b)	1,540	73,797
Burlington Stores, Inc. (a)	2,352	120,046
Fred’s, Inc. (Class A) (b)	1,245	14,753
Ollie’s Bargain Outlet Holdings, Inc. (a)	290	4,689
Tuesday Morning Corp. (a)(b)	1,452	7,856

		221,141

OIL, GAS & CONSUMABLE FUELS — 2.0%
Abraxas Petroleum Corp. (a)(b)	2,639	3,378
Adams Resources & Energy, Inc.	64	2,624
Alon USA Energy, Inc. (b)	990	17,889
Approach Resources, Inc. (a)(b)	1,104	2,064
Ardmore Shipping Corp.	575	6,946
Bill Barrett Corp. (a)(b)	1,631	5,382
Bonanza Creek Energy, Inc. (a)(b)	1,613	6,565
Callon Petroleum Co. (a)	1,924	14,026
Carrizo Oil & Gas, Inc. (a)	1,664	50,819
Clayton Williams Energy, Inc. (a)(b)	203	7,878
Clean Energy Fuels Corp. (a)(b)	2,287	10,292
Cloud Peak Energy, Inc. (a)(b)	2,075	5,457
Contango Oil & Gas Co. (a)(b)	623	4,735
Delek US Holdings, Inc.	1,821	50,442
DHT Holdings, Inc.	2,985	22,149
Dorian LPG, Ltd. (a)(b)	716	7,382
Eclipse Resources Corp. (a)(b)	976	1,903
Energy Fuels, Inc. (a)(b)	1,277	3,716
Energy XXI, Ltd. (b)	3,048	3,200
Evolution Petroleum Corp.	542	3,008
EXCO Resources, Inc. (b)	4,858	3,644
Frontline, Ltd. (a)(b)	3,102	8,344
GasLog, Ltd.	1,354	13,025

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Gastar Exploration, Inc. (a)(b)	1,946	$2,238
Gener8 Maritime, Inc. (a)	482	5,278
Green Plains, Inc. (b)	1,199	23,333
Halcon Resources Corp. (a)(b)	8,563	4,538
Hallador Energy Co.	267	1,856
Isramco, Inc. (a)	32	3,179
Jones Energy, Inc. (Class A) (a)	1,073	5,140
Magnum Hunter Resources Corp. (a)	6,358	2,162
Matador Resources Co. (a)(b)	2,320	48,117
Navios Maritime Acquisition Corp.	2,632	9,265
Nordic American Tanker Shipping, Ltd. (b)	2,864	43,533
Northern Oil and Gas, Inc. (a)(b)	1,950	8,619
Oasis Petroleum, Inc. (a)	4,394	38,140
Pacific Ethanol, Inc. (a)(b)	652	4,231
Panhandle Oil & Gas, Inc. (Class A) (b)	484	7,821
Par Petroleum Corp. (a)	480	9,998
Parsley Energy, Inc. (Class A) (a)(b)	2,853	42,995
PDC Energy, Inc. (a)(b)	1,293	68,542
Peabody Energy Corp. (b)	8,070	11,137
Penn Virginia Corp. (a)(b)	2,189	1,160
Renewable Energy Group, Inc. (a)	1,103	9,133
REX American Resources Corp. (a)(b)	221	11,187
Rex Energy Corp. (a)(b)	1,488	3,080
Ring Energy, Inc. (a)	572	5,646
RSP Permian, Inc. (a)(b)	1,973	39,953
Sanchez Energy Corp. (a)(b)	1,695	10,424
SandRidge Energy, Inc. (a)(b)	12,544	3,387
Scorpio Tankers, Inc. (b)	5,548	50,875
SemGroup Corp.(Class A)	1,351	58,417
Ship Finance International, Ltd. (b)	1,884	30,615
Solazyme, Inc. (a)(b)	2,431	6,321
Stone Energy Corp. (a)(b)	1,794	8,898
Synergy Resources Corp. (a)(b)	3,331	32,644
Teekay Tankers, Ltd.	2,785	19,216
TransAtlantic Petroleum, Ltd. (a)	722	1,834
Triangle Petroleum Corp. (a)(b)	2,236	3,175
Ultra Petroleum Corp. (a)(b)	4,874	31,145
Uranium Energy Corp. (a)(b)	2,637	2,637
W&T Offshore, Inc.	1,183	3,549
Western Refining, Inc.	2,209	97,461
Westmoreland Coal Co. (a)(b)	515	7,256

		1,033,003

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	1,263	31,853
Clearwater Paper Corp. (a)(b)	620	29,289
Deltic Timber Corp. (b)	334	19,976
KapStone Paper and Packaging Corp.	2,687	44,362
Louisiana-Pacific Corp. (a)(b)	4,516	64,308
Neenah Paper, Inc.	543	31,646
P.H. Glatfelter Co.	1,456	25,072
Schweitzer-Mauduit International, Inc.	974	33,486
Wausau Paper Corp. (b)	1,344	8,602

		288,594

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc. (a)(b)	865	10,112
Inter Parfums, Inc.	543	13,472
Medifast, Inc. (a)(b)	388	10,422
Natural Health Trends Corp. (b)	240	7,843
Nature’s Sunshine Products, Inc.	379	4,540
Nutraceutical International Corp. (a)	288	6,800
Revlon, Inc. (Class A) (a)	387	11,397
Synutra International, Inc. (a)	581	2,760
USANA Health Sciences, Inc. (a)	171	22,919

		90,265

PHARMACEUTICALS — 1.7%
Aerie Pharmaceuticals, Inc. (a)(b)	619	10,981
Alimera Sciences, Inc. (a)(b)	386	853
Amphastar Pharmaceuticals, Inc. (a)	904	10,568
ANI Pharmaceuticals, Inc. (a)(b)	221	8,732
Aratana Therapeutics, Inc. (a)	968	8,189
Assembly Biosciences, Inc. (a)(b)	400	3,824
BioDelivery Sciences International, Inc. (a)(b)	1,294	7,195
Catalent, Inc. (a)	2,638	64,103
Cempra, Inc. (a)(b)	936	26,058
Collegium Pharmaceutical, Inc. (a)	240	5,306
Corcept Therapeutics, Inc. (a)(b)	1,819	6,839
Corium International, Inc. (a)	471	4,404
Depomed, Inc. (a)(b)	1,905	35,909
Dermira, Inc. (a)	532	12,417
Durect Corp. (a)	3,277	6,390
Endocyte, Inc. (a)	914	4,186
Foamix Pharmaceuticals, Ltd. (a)(b)	640	4,691
Heska Corp. (a)	160	4,877
IGI Laboratories, Inc. (a)(b)	1,523	9,960
Impax Laboratories, Inc. (a)(b)	2,272	79,997
Intersect ENT, Inc. (a)	437	10,226
Intra-Cellular Therapies, Inc. (a)	704	28,188
Lannett Co., Inc. (a)(b)	827	34,337
Medicines Co. (a)(b)	2,132	80,931
Nektar Therapeutics (a)(b)	4,198	46,010
Ocular Therapeutix, Inc. (a)	437	6,144
Omeros Corp. (a)(b)	1,292	14,160
Pacira Pharmaceuticals, Inc. (a)(b)	1,183	48,621
Paratek Pharmaceuticals, Inc.	320	6,080
Pernix Therapeutics Holdings (a)(b)	1,299	4,105
Phibro Animal Health Corp. (Class A) (b)	466	14,740
POZEN, Inc. (a)	928	5,415
Prestige Brands Holdings, Inc. (a)	1,666	75,237
Relypsa, Inc. (a)(b)	944	17,473
Revance Therapeutics, Inc. (a)(b)	451	13,422
Sagent Pharmaceuticals, Inc. (a)(b)	718	11,007
Sciclone Pharmaceuticals, Inc. (a)	1,889	13,110
Sucampo Pharmaceuticals, Inc. (Class A) (a)	779	15,479
Supernus Pharmaceuticals, Inc. (a)(b)	942	13,216
Tetraphase Pharmaceuticals, Inc. (a)(b)	1,154	8,609
TherapeuticsMD, Inc. (a)(b)	3,789	22,204
Theravance Biopharma, Inc. (a)	751	8,254
Theravance, Inc. (b)	2,635	18,919
VIVUS, Inc. (a)(b)	2,555	4,190
XenoPort, Inc. (a)(b)	1,854	6,433
Zogenix, Inc. (a)	897	12,110
ZS Pharma, Inc. (a)	578	37,952

		892,051

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp.	1,647	$14,955
Advisory Board Co. (a)(b)	1,347	61,342
Barrett Business Services, Inc.	242	10,389
CBIZ, Inc. (a)	1,263	12,403
CDI Corp.	483	4,130
CEB, Inc. (b)	1,070	73,124
CRA International, Inc. (a)(b)	347	7,488
Exponent, Inc.	834	37,163
Franklin Covey Co. (a)	283	4,545
FTI Consulting, Inc. (a)(b)	1,308	54,295
GP Strategies Corp. (a)	452	10,315
Heidrick & Struggles International, Inc.	611	11,884
Hill International, Inc. (a)	769	2,522
Huron Consulting Group, Inc. (a)	716	44,771
ICF International, Inc. (a)	658	19,997
Insperity, Inc.	596	26,182
Kelly Services, Inc. (Class A)	914	12,924
Kforce, Inc.	797	20,945
Korn/Ferry International	1,659	54,863
Mistras Group, Inc. (a)(b)	527	6,772
Navigant Consulting, Inc. (a)	1,468	23,356
On Assignment, Inc. (a)	1,660	61,254
Pendrell Corp. (a)	5,480	3,946
Resources Connection, Inc.	1,347	20,299
RPX Corp. (a)	1,692	23,214
TriNet Group, Inc. (a)(b)	1,217	20,445
TrueBlue, Inc. (a)	1,387	31,166
VSE Corp.	155	6,211
WageWorks, Inc. (a)	1,121	50,535

		731,435

REAL ESTATE INVESTMENT TRUSTS — 9.2%
Acadia Realty Trust	2,210	66,455
AG Mortgage Investment Trust, Inc. (b)	955	14,535
Agree Realty Corp.	565	16,865
Alexander’s, Inc. (b)	61	22,814
Altisource Residential Corp. (b)	1,929	26,852
American Assets Trust, Inc.	1,120	45,763
American Capital Mortgage Investment Corp.	1,695	24,984
American Residential Properties, Inc.	1,035	17,874
Anworth Mortgage Asset Corp.	3,767	18,609
Apollo Commercial Real Estate Finance, Inc. (b)	1,894	29,755
Apollo Residential Mortgage, Inc.	1,085	13,736
Ares Commercial Real Estate Corp. (b)	1,056	12,661
Armada Hoffler Properties, Inc.	643	6,282
ARMOUR Residential REIT, Inc.	1,427	28,597
Ashford Hospitality Prime, Inc.	1,023	14,353
Ashford Hospitality Trust, Inc.	2,415	14,732
Bluerock Residential Growth REIT, Inc. (b)	560	6,709
Campus Crest Communities, Inc. (b)	2,205	11,731
Capstead Mortgage Corp. (b)	2,783	27,524
CareTrust REIT, Inc.	1,661	18,852
Catchmark Timber Trust, Inc. (Class A) (b)	1,153	11,853
Cedar Realty Trust, Inc.	2,914	18,096
Chambers Street Properties (b)	7,425	48,188
Chatham Lodging Trust	1,262	27,108
Chesapeake Lodging Trust	1,934	50,400
Colony Capital, Inc. (Class A)	3,452	67,521
CorEnergy Infrastructure Trust, Inc. (b)	1,672	7,390
Coresite Realty Corp.	706	36,317
Cousins Properties, Inc.	6,897	63,590
CubeSmart (b)	5,194	141,329
CyrusOne, Inc.	2,110	68,913
CYS Investments, Inc.	5,198	37,738
DCT Industrial Trust, Inc.	2,702	90,949
DiamondRock Hospitality Co.	6,309	69,714
DuPont Fabros Technology, Inc.	2,025	52,407
Dynex Capital, Inc. (b)	1,867	12,248
Easterly Government Properties, Inc.	448	7,146
EastGroup Properties, Inc.	1,024	55,480
Education Realty Trust, Inc.	1,534	50,545
EPR Properties	1,785	92,052
Equity One, Inc.	2,361	57,467
FelCor Lodging Trust, Inc. (b)	4,645	32,840
First Industrial Realty Trust, Inc.	3,491	73,136
First Potomac Realty Trust	1,995	21,945
Franklin Street Properties Corp.	3,065	32,949
Geo Group, Inc.	2,329	69,265
Getty Realty Corp.	878	13,872
Gladstone Commercial Corp. (b)	639	9,016
Government Properties Income Trust (b)	2,256	36,096
Gramercy Property Trust, Inc. (b)	1,858	38,591
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	875	15,068
Hatteras Financial Corp.	3,086	46,753
Healthcare Realty Trust, Inc.	3,188	79,222
Hersha Hospitality Trust	1,437	32,562
Highwoods Properties, Inc. (b)	2,936	113,770
Hudson Pacific Properties, Inc.	2,353	67,743
Independence Realty Trust, Inc. (b)	962	6,936
InfraREIT, Inc. (a)	745	17,642
Inland Real Estate Corp.	2,873	23,271
Invesco Mortgage Capital, Inc.	3,932	48,128
Investors Real Estate Trust	3,747	29,002
iStar, Inc. (a)(b)	2,723	34,255
Kite Realty Group Trust	2,666	63,478
Ladder Capital Corp.	1,150	16,468
LaSalle Hotel Properties	3,564	101,182
Lexington Realty Trust	6,421	52,010
LTC Properties, Inc.	1,118	47,705
Mack-Cali Realty Corp. (b)	2,839	53,600
Medical Properties Trust, Inc. (b)	7,517	83,138
Monmouth Real Estate Investment Corp.(Class A)	2,000	19,500
Monogram Residential Trust, Inc.	5,264	49,008
National Health Investors, Inc.	1,213	69,735
National Storage Affiliates Trust	640	8,672
New Residential Investment Corp.	7,250	94,975
New Senior Investment Group, Inc.	2,717	28,420
New York Mortgage Trust, Inc. (b)	3,229	17,727
New York REIT, Inc.	5,207	52,382
NexPoint Residential Trust, Inc. (b)	560	7,482
One Liberty Properties, Inc.	398	8,489

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Orchid Island Capital, Inc. (b)	560	$5,180
Parkway Properties, Inc.	2,547	39,631
Pebblebrook Hotel Trust (b)	2,282	80,897
Pennsylvania Real Estate Investment Trust (b)	2,266	44,935
PennyMac Mortgage Investment Trust (b)	2,347	36,308
Physicians Realty Trust	2,263	34,149
Potlatch Corp.	1,194	34,375
Preferred Apartment Communities, Inc. (Class A) (b)	640	6,963
PS Business Parks, Inc.	632	50,168
QTS Realty Trust, Inc. (Class A)	864	37,748
RAIT Financial Trust (b)	2,953	14,647
Ramco-Gershenson Properties Trust	2,602	39,056
Redwood Trust, Inc.	2,665	36,884
Resource Capital Corp. (b)	1,074	11,997
Retail Opportunity Investments Corp.	2,957	48,909
Rexford Industrial Realty, Inc.	1,578	21,761
RLJ Lodging Trust	4,169	105,351
Rouse Properties, Inc.	1,194	18,603
Ryman Hospitality Properties	1,390	68,430
Sabra Healthcare REIT, Inc.	2,018	46,777
Saul Centers, Inc.	309	15,991
Select Income REIT (b)	1,819	34,579
Silver Bay Realty Trust Corp.	1,232	19,724
Sovran Self Storage, Inc.	1,107	104,390
STAG Industrial, Inc.	2,055	37,422
Starwood Waypoint Residential Trust (b)	1,258	29,978
STORE Capital Corp. (b)	1,014	20,949
Strategic Hotels & Resorts, Inc. (a)	8,655	119,352
Summit Hotel Properties, Inc.	2,687	31,357
Sun Communities, Inc. (b)	1,480	100,285
Sunstone Hotel Investors, Inc.	6,558	86,762
Terreno Realty Corp.	1,380	27,103
UMH Properties, Inc. (b)	427	3,971
United Development Funding IV (b)	880	15,488
Universal Health Realty Income Trust	400	18,776
Urban Edge Properties	2,797	60,387
Urstadt Biddle Properties, Inc. (Class A)	834	15,629
Washington Real Estate Investment Trust (b)	2,170	54,098
Western Asset Mortgage Capital Corp. (b)	1,392	17,553
Whitestone REIT (b)	731	8,428
Xenia Hotels & Resorts, Inc.	3,517	61,407

		4,788,565

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Alexander & Baldwin, Inc.	1,562	53,623
Altisource Asset Management Corp. (a)	46	1,102
Altisource Portfolio Solutions SA (a)	464	11,062
AV Homes, Inc. (a)(b)	299	4,043
Consolidated-Tomoka Land Co. (b)	97	4,831
Forestar Group, Inc. (a)(b)	1,183	15,556
FRP Holdings, Inc. (a)(b)	224	6,751
Kennedy-Wilson Holdings, Inc.	2,945	65,291
Marcus & Millichap, Inc. (a)	477	21,937
RE/MAX Holdings, Inc. (Class A) (b)	385	13,852
Tejon Ranch Co. (a)	480	10,469

		208,517

ROAD & RAIL — 0.7%
ArcBest Corp.	865	22,291
Celadon Group, Inc.	860	13,777
Con-way, Inc. (b)	1,837	87,166
Covenant Transportation Group, Inc. (Class A) (a)	320	5,750
Heartland Express, Inc. (b)	1,703	33,958
Knight Transportation, Inc. (b)	1,979	47,496
Marten Transport, Ltd.	785	12,694
PAM Transportation Services, Inc. (a)	100	3,305
Roadrunner Transportation Systems, Inc. (a)	891	16,395
Saia, Inc. (a)	817	25,286
Swift Transportation Co. (a)(b)	2,717	40,809
Universal Truckload Services, Inc.	160	2,491
USA Truck, Inc. (a)	219	3,773
Werner Enterprises, Inc. (b)	1,452	36,445
YRC Worldwide, Inc. (a)	1,023	13,565

		365,201

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Energy Industries, Inc. (a)	1,306	34,348
Advanced Micro Devices, Inc. (a)(b)	18,376	31,607
Alpha & Omega Semiconductor, Ltd. (a)(b)	511	3,981
Ambarella, Inc. (a)(b)	959	55,421
Amkor Technology, Inc. (a)	2,733	12,271
Applied Micro Circuits Corp. (a)(b)	2,426	12,882
Axcelis Technologies, Inc. (a)	3,645	9,732
Brooks Automation, Inc.	2,267	26,547
Cabot Microelectronics Corp. (a)	753	29,171
Cascade Microtech, Inc. (a)	411	5,812
Cavium, Inc. (a)(b)	1,738	106,661
CEVA, Inc. (a)	781	14,503
Cirrus Logic, Inc. (a)	1,982	62,453
Cohu, Inc.	833	8,213
Diodes, Inc. (a)	1,200	25,644
DSP Group, Inc. (a)	642	5,849
Entegris, Inc. (a)	4,449	58,682
Exar Corp. (a)	1,278	7,604
Fairchild Semiconductor International, Inc. (a)	3,773	52,973
Formfactor, Inc. (a)(b)	1,803	12,224
Inphi Corp. (a)	1,130	27,165
Integrated Device Technology, Inc. (a)	4,651	94,415
Integrated Silicon Solution, Inc.	880	18,911
Intersil Corp. (Class A)	4,281	50,088
IXYS Corp.	817	9,118
Kopin Corp. (a)(b)	2,255	7,081
Lattice Semiconductor Corp. (a)	3,913	15,065
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	670	19,423
Mattson Technology, Inc. (a)	2,157	5,026
MaxLinear, Inc. (Class A) (a)	1,344	16,719
Microsemi Corp. (a)	2,951	96,852
MKS Instruments, Inc.	1,639	54,956

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Monolithic Power Systems, Inc.	1,242	$63,590
Nanometrics, Inc. (a)	786	9,542
NeoPhotonics Corp. (a)	800	5,448
NVE Corp.	160	7,766
OmniVision Technologies, Inc. (a)	1,793	47,084
PDF Solutions, Inc. (a)(b)	1,089	10,890
Pericom Semiconductor Corp.	785	14,326
Photronics, Inc. (a)(b)	2,065	18,709
PMC-Sierra, Inc. (a)	5,544	37,533
Power Integrations, Inc.	961	40,525
Rambus, Inc. (a)(b)	3,749	44,238
Rudolph Technologies, Inc. (a)	1,120	13,944
Semtech Corp. (a)	2,155	32,541
Sigma Designs, Inc. (a)	1,040	7,166
Silicon Laboratories, Inc. (a)(b)	1,390	57,741
Synaptics, Inc. (a)(b)	1,151	94,911
Tessera Technologies, Inc.	1,630	52,828
Ultra Clean Holdings, Inc. (a)	715	4,104
Ultratech, Inc. (a)	928	14,867
Veeco Instruments, Inc. (a)	1,312	26,909
Xcerra Corp. (a)	1,610	10,111

		1,606,170

SOFTWARE — 4.5%
A10 Networks, Inc. (a)	1,200	7,188
ACI Worldwide, Inc. (a)(b)	3,722	78,609
American Software, Inc. (Class A)	799	7,527
Aspen Technology, Inc. (a)	2,689	101,940
AVG Technologies NV (a)	1,355	29,471
Barracuda Networks, Inc. (a)	255	3,973
Blackbaud, Inc.	1,484	83,282
Bottomline Technologies, Inc. (a)	1,258	31,463
BroadSoft, Inc. (a)(b)	945	28,312
Callidus Software, Inc. (a)	1,643	27,915
CommVault Systems, Inc. (a)	1,452	49,310
Digimarc Corp. (a)(b)	208	6,354
Digital Turbine, Inc. (a)(b)	1,437	2,601
Ebix, Inc. (b)	914	22,813
Ellie Mae, Inc. (a)	879	58,515
EnerNOC, Inc. (a)(b)	878	6,936
EPIQ Systems, Inc.	1,073	13,863
ePlus, Inc. (a)	196	15,498
Fair Isaac Corp.	929	78,501
FleetMatics Group PLC (a)(b)	1,196	58,712
Gigamon, Inc. (a)	770	15,408
Globant SA (a)(b)	442	13,521
Glu Mobile, Inc. (a)	3,169	13,849
Guidance Software, Inc. (a)(b)	555	3,341
Guidewire Software, Inc. (a)(b)	2,219	116,675
HubSpot, Inc. (a)	579	26,848
Imperva, Inc. (a)(b)	818	53,563
Infoblox, Inc. (a)	1,838	29,371
Interactive Intelligence Group (a)	516	15,330
Jive Software, Inc. (a)(b)	1,274	5,950
Manhattan Associates, Inc. (a)	2,320	144,536
Mentor Graphics Corp.	3,140	77,338
MicroStrategy, Inc. (a)	284	55,798
MobileIron, Inc. (a)(b)	1,101	3,413
Model N, Inc. (a)	736	7,367
Monotype Imaging Holdings, Inc.	1,278	27,886
Park City Group, Inc. (a)(b)	200	2,114
Paycom Software, Inc. (a)	1,040	37,346
Paylocity Holding Corp. (a)(b)	430	12,896
Pegasystems, Inc. (b)	1,194	29,384
Progress Software Corp. (a)	1,596	41,225
Proofpoint, Inc. (a)(b)	1,276	76,968
PROS Holdings, Inc. (a)(b)	738	16,339
QAD, Inc. (Class A)	192	4,915
QLIK Technologies, Inc. (a)(b)	2,861	104,283
Quality Systems, Inc.	1,682	20,991
Qualys, Inc. (a)	803	22,853
Rapid7, Inc. (a)	229	5,210
RealPage, Inc. (a)	1,692	28,121
RingCentral, Inc. (Class A) (a)	1,533	27,824
Rovi Corp. (a)(b)	2,557	26,823
Rubicon Project, Inc. (a)	771	11,203
Sapiens International Corp. NV (b)	917	10,564
SeaChange International, Inc. (a)(b)	1,118	7,043
Silver Spring Networks, Inc. (a)	1,118	14,400
Synchronoss Technologies, Inc. (a)(b)	1,210	39,688
Take-Two Interactive Software, Inc. (a)(b)	2,663	76,508
Tangoe, Inc. (a)	1,404	10,109
TeleCommunication Systems, Inc. (Class A) (a)	1,610	5,538
TeleNav, Inc. (a)(b)	1,045	8,161
TiVo, Inc. (a)	3,294	28,526
TubeMogul, Inc. (a)	400	4,208
Tyler Technologies, Inc. (a)	1,072	160,060
Varonis Systems, Inc. (a)(b)	177	2,758
VASCO Data Security International, Inc. (a)	977	16,648
Verint Systems, Inc. (a)(b)	1,961	84,617
VirnetX Holding Corp. (a)(b)	1,440	5,126
Xura, Inc. (a)	767	17,166
Yodlee, Inc. (a)	659	10,630
Zendesk, Inc. (a)	1,563	30,807
Zix Corp. (a)(b)	2,153	9,064

		2,333,093

SPECIALTY RETAIL — 3.1%
Abercrombie & Fitch Co. (Class A) (b)	2,279	48,292
America’s Car-Mart, Inc. (a)(b)	283	9,364
American Eagle Outfitters, Inc. (b)	6,182	96,625
Asbury Automotive Group, Inc. (a)	846	68,653
Ascena Retail Group, Inc. (a)(b)	5,440	75,670
Barnes & Noble Education, Inc. (a)(b)	1,019	12,952
Barnes & Noble, Inc.	1,612	19,521
bebe stores, inc. (b)	1,233	1,159
Big 5 Sporting Goods Corp.	546	5,668
Boot Barn Holdings, Inc. (a)	357	6,580
Buckle, Inc. (b)	904	33,421
Build-A-Bear Workshop, Inc. (a)(b)	397	7,499
Caleres, Inc.	1,388	42,376
Cato Corp. (Class A) (b)	881	29,980
Chico’s FAS, Inc. (b)	4,554	71,634
Children’s Place, Inc. (b)	674	38,870
Christopher & Banks Corp. (a)(b)	1,229	1,364
Citi Trends, Inc.	511	11,947
Conn’s, Inc. (a)(b)	891	21,420
Container Store Group, Inc. (a)(b)	427	6,012
Destination XL Group, Inc. (a)(b)	1,538	8,936
Express, Inc. (a)	2,587	46,230

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Finish Line, Inc. (Class A)	1,484	$28,641
Five Below, Inc. (a)(b)	1,738	58,362
Francesca’s Holdings Corp. (a)	1,356	16,584
Genesco, Inc. (a)	716	40,862
Group 1 Automotive, Inc. (b)	707	60,201
Guess?, Inc. (b)	1,964	41,951
Haverty Furniture Cos., Inc.	674	15,826
Hibbett Sports, Inc. (a)(b)	795	27,833
Kirkland’s, Inc.	459	9,887
Lithia Motors, Inc. (Class A)	725	78,380
Lumber Liquidators Holdings, Inc. (a)(b)	914	12,010
MarineMax, Inc. (a)	752	10,626
Mattress Firm Holding Corp. (a)	686	28,647
Men’s Wearhouse, Inc.	1,535	65,268
Monro Muffler Brake, Inc. (b)	1,007	68,023
Outerwall, Inc. (b)	608	34,613
Party City Holdco, Inc. (a)	720	11,498
Pep Boys-Manny, Moe & Jack (a)	1,819	22,174
Pier 1 Imports, Inc. (b)	2,632	18,161
Rent-A-Center, Inc. (b)	1,564	37,927
Restoration Hardware Holdings, Inc. (a)(b)	1,011	94,336
Select Comfort Corp. (a)	1,538	33,651
Shoe Carnival, Inc.	514	12,233
Sonic Automotive, Inc. (Class A)	915	18,684
Sportsman’s Warehouse Holdings, Inc. (a)(b)	577	7,109
Stage Stores, Inc. (b)	1,017	10,007
Stein Mart, Inc.	942	9,119
Systemax, Inc. (a)(b)	368	2,756
Tile Shop Holdings, Inc. (a)	896	10,734
Tilly’s, Inc. (Class A) (a)(b)	323	2,377
Vitamin Shoppe, Inc. (a)(b)	878	28,658
West Marine, Inc. (a)	579	5,084
Winmark Corp. (b)	82	8,439
Zumiez, Inc. (a)(b)	719	11,238

		1,606,072

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Avid Technology, Inc. (a)	960	7,642
Cray, Inc. (a)	1,326	26,268
Diebold, Inc. (b)	2,077	61,832
Dot Hill Systems Corp. (a)	1,916	18,643
Eastman Kodak Co. (a)	562	8,778
Electronics for Imaging, Inc. (a)(b)	1,476	63,881
Imation Corp. (a)(b)	1,357	2,890
Immersion Corp. (a)	956	10,736
Nimble Storage, Inc. (a)(b)	1,489	35,915
QLogic Corp. (a)	2,799	28,690
Quantum Corp. (a)(b)	7,123	4,967
Silicon Graphics International Corp. (a)	1,137	4,468
Stratasys, Ltd. (a)(b)	1,597	42,305
Super Micro Computer, Inc. (a)(b)	1,135	30,940
Violin Memory, Inc. (a)(b)	2,561	3,534

		351,489

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Cherokee, Inc. (b)	240	3,725
Columbia Sportswear Co.	829	48,737
Crocs, Inc. (a)(b)	2,199	28,422
Culp, Inc.	267	8,563
Deckers Outdoor Corp. (a)	1,040	60,382
G-III Apparel Group, Ltd. (a)	1,245	76,767
Iconix Brand Group, Inc. (a)(b)	1,562	21,118
Movado Group, Inc. (b)	592	15,291
Oxford Industries, Inc.	432	31,916
Perry Ellis International, Inc. (a)	427	9,377
Sequential Brands Group, Inc. (a)	825	11,938
Steven Madden, Ltd. (a)	1,741	63,756
Superior Uniform Group, Inc. (b)	240	4,303
Tumi Holdings, Inc. (a)(b)	1,878	33,090
Unifi, Inc. (a)	500	14,905
Vera Bradley, Inc. (a)(b)	722	9,104
Vince Holding Corp. (a)	381	1,307
Wolverine World Wide, Inc. (b)	3,240	70,114

		512,815

THRIFTS & MORTGAGE FINANCE — 2.2%
Anchor BanCorp Wisconsin, Inc. (a)	214	9,114
Astoria Financial Corp.	2,635	42,423
Bank Mutual Corp. (b)	1,596	12,257
BankFinancial Corp. (b)	754	9,372
BBX Capital Corp. (Class A) (a)(b)	235	3,784
Bear State Financial, Inc. (a)	659	5,865
Beneficial Bancorp, Inc. (a)	2,361	31,307
BofI Holding, Inc. (a)(b)	481	61,967
Brookline Bancorp, Inc. (b)	2,377	24,103
BSB Bancorp, Inc. (a)	240	5,074
Capitol Federal Financial, Inc.	4,574	55,437
Charter Financial Corp. (b)	547	6,936
Clifton Bancorp, Inc. (b)	846	11,742
Dime Community Bancshares	1,070	18,083
Essent Group, Ltd. (a)	1,755	43,612
EverBank Financial Corp.	2,913	56,221
Federal Agricultural Mortgage Corp. (Class C) (b)	355	9,205
First Defiance Financial Corp.	340	12,430
Flagstar Bancorp, Inc. (a)	676	13,899
Fox Chase Bancorp, Inc.	419	7,274
Hingham Institution for Savings	37	4,293
HomeStreet, Inc. (a)	724	16,724
Impac Mortgage Holdings, Inc. (a)	240	3,924
Kearny Financial Corp. (b)	2,680	30,740
LendingTree, Inc. (a)(b)	207	19,257
Meridian Bancorp, Inc.	1,595	21,804
Meta Financial Group, Inc.	210	8,772
MGIC Investment Corp. (a)(b)	10,693	99,017
Nationstar Mortgage Holdings, Inc. (a)(b)	1,120	15,534
NMI Holdings, Inc. (Class A) (a)	1,613	12,259
Northfield Bancorp, Inc. (b)	1,434	21,811
Northwest Bancshares, Inc.	3,361	43,693
OceanFirst Financial Corp.	480	8,266
Ocwen Financial Corp. (a)(b)	3,117	20,915
Oritani Financial Corp. (b)	1,531	23,914
PennyMac Financial Services, Inc. (Class A) (a)	430	6,880
PHH Corp. (a)	1,628	22,987
Provident Financial Services, Inc. (b)	2,017	39,332
Radian Group, Inc. (b)	5,988	95,269
Stonegate Mortgage Corp. (a)	513	3,647

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Territorial Bancorp, Inc.	278	$7,239
TrustCo Bank Corp. NY	3,208	18,735
United Community Financial Corp. (b)	1,602	8,010
United Financial Bancorp, Inc.	1,692	22,081
Walker & Dunlop, Inc. (a)(b)	769	20,056
Walter Investment Management Corp. (a)(b)	1,259	20,459
Washington Federal, Inc.	3,005	68,364
Waterstone Financial, Inc. (b)	807	10,878
WSFS Financial Corp.	868	25,007

		1,159,972

TOBACCO — 0.2%
Universal Corp. (b)	715	35,443
Vector Group, Ltd.	2,750	62,176

		97,619

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Aircastle, Ltd.	1,828	37,675
Applied Industrial Technologies, Inc.	1,272	48,527
Beacon Roofing Supply, Inc. (a)	1,581	51,367
CAI International, Inc. (a)	587	5,917
DXP Enterprises, Inc. (a)(b)	416	11,348
H&E Equipment Services, Inc.	976	16,319
Kaman Corp.	913	32,731
Lawson Products, Inc. (a)(b)	160	3,464
MRC Global, Inc. (a)(b)	3,427	38,211
Neff Corp. (Class A) (a)(b)	471	2,633
Rush Enterprises, Inc. (Class A) (a)(b)	1,041	25,192
Stock Building Supply Holdings, Inc. (a)(b)	515	9,069
TAL International Group, Inc. (a)	990	13,533
Textainer Group Holdings, Ltd. (b)	724	11,939
Titan Machinery, Inc. (a)	587	6,739
Univar, Inc. (a)	1,233	22,379
Veritiv Corp. (a)(b)	240	8,937

		345,980

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Wesco Aircraft Holdings, Inc. (a)(b)	2,055	25,071

WATER UTILITIES — 0.3%
American States Water Co.	1,151	47,651
Artesian Resources Corp. (Class A)	256	6,180
California Water Service Group	1,615	35,724
Connecticut Water Service, Inc.	371	13,549
Consolidated Water Co., Ltd. (b)	400	4,640
Middlesex Water Co. (b)	539	12,850
SJW Corp.	530	16,297
York Water Co. (b)	443	9,312

		146,203

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)(b)	1,278	10,582
NTELOS Holdings Corp. (a)(b)	496	4,479
Shenandoah Telecommunications Co.	802	34,333
Spok Holdings, Inc.	722	11,884

		61,278

TOTAL COMMON STOCKS —
(Cost $60,281,433)		51,698,946

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a)(d)	580	481
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a)(d)	154	0

		481

PHARMACEUTICALS — 0.0% (c)
Furiex Pharmaceuticals (CVR) (expiring 7/2/16) (a)(d)	209	1,703
Omthera Pharmaceutical, Inc. (CVR) (expiring 3/31/21) (a)(d)	24	0

		1,703

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Leap Wireless International, Inc. (CVR) (expiring 3/13/16) (a)(b)(d)	2,486	6,265

TOTAL RIGHTS —
(Cost $8,307)		8,449

WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a)(d) (Cost $0)	71	0

SHORT TERM INVESTMENTS — 24.0%
MONEY MARKET FUNDS — 24.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	12,384,558	12,384,558
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	71,519	71,519

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,456,077)		12,456,077

TOTAL INVESTMENTS — 123.4% (h)
(Cost $72,745,817)		64,163,472
OTHER ASSETS & LIABILITIES — (23.4)%		(12,181,204)

NET ASSETS — 100.0%		$51,982,268

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

CVR = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Buyback ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.2%
Boeing Co.	694	$90,879
General Dynamics Corp.	686	94,634
L-3 Communications Holdings, Inc.	834	87,169
Northrop Grumman Corp.	606	100,566

		373,248

AIRLINES — 2.3%
American Airlines Group, Inc.	2,433	94,473
Southwest Airlines Co.	2,962	112,675

		207,148

AUTOMOBILES — 1.1%
General Motors Co.	3,193	95,854

BEVERAGES — 1.2%
Coca-Cola Enterprises, Inc.	2,266	109,561

BIOTECHNOLOGY — 1.0%
Gilead Sciences, Inc.	882	86,604

CAPITAL MARKETS — 3.8%
Ameriprise Financial, Inc.	811	88,504
Goldman Sachs Group, Inc.	485	84,274
Legg Mason, Inc.	2,031	84,510
State Street Corp. (a)	1,320	88,717

		346,005

CHEMICALS — 5.2%
CF Industries Holdings, Inc.	1,624	72,918
Dow Chemical Co.	1,950	82,680
LyondellBasell Industries NV (Class A)	1,018	84,860
Monsanto Co.	922	78,683
Mosaic Co.	2,227	69,282
Sherwin-Williams Co.	361	80,424

		468,847

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Cintas Corp.	1,178	101,014
Tyco International PLC	2,657	88,903

		189,917

COMMUNICATIONS EQUIPMENT — 3.5%
F5 Networks, Inc. (b)	861	99,704
Juniper Networks, Inc.	3,833	98,547
Motorola Solutions, Inc.	1,743	119,186

		317,437

CONSTRUCTION & ENGINEERING — 0.9%
Fluor Corp.	1,975	83,641

CONSUMER FINANCE — 2.6%
Capital One Financial Corp.	1,143	82,890
Discover Financial Services	1,748	90,878
Navient Corp.	5,457	61,337

		235,105

CONTAINERS & PACKAGING — 1.0%
Avery Dennison Corp.	1,628	92,096

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Moody’s Corp.	907	89,067

ENERGY EQUIPMENT & SERVICES — 2.3%
Cameron International Corp. (b)	1,970	120,801
National Oilwell Varco, Inc.	2,228	83,884

		204,685

FOOD & STAPLES RETAILING — 1.0%
CVS Health Corp.	933	90,016

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	2,123	87,998
Keurig Green Mountain, Inc.	1,427	74,404

		162,402

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Intuitive Surgical, Inc. (b)	205	94,214
Varian Medical Systems, Inc. (b)	1,154	85,142

		179,356

HEALTH CARE PROVIDERS & SERVICES — 4.8%
AmerisourceBergen Corp.	915	86,916
Anthem, Inc.	629	88,060
Cigna Corp.	638	86,143
Express Scripts Holding Co. (b)	1,117	90,432
HCA Holdings, Inc. (b)	1,077	83,317

		434,868

HOTELS, RESTAURANTS & LEISURE — 3.9%
Darden Restaurants, Inc.	1,388	95,134
Marriott International, Inc. (Class A)	1,320	90,024
Starwood Hotels & Resorts Worldwide, Inc.	1,219	81,039
Wyndham Worldwide Corp.	1,189	85,489

		351,686

HOUSEHOLD PRODUCTS — 1.1%
Kimberly-Clark Corp.	914	99,662

INSURANCE — 10.6%
Allstate Corp.	1,514	88,175
American International Group, Inc.	1,600	90,912
Aon PLC	985	87,281
Assurant, Inc.	1,429	112,905
Chubb Corp.	825	101,186
Hartford Financial Services Group, Inc.	2,289	104,791
Lincoln National Corp.	1,717	81,489
Torchmark Corp.	1,707	96,275
Travelers Cos., Inc.	993	98,833
XL Group PLC	2,640	95,885

		957,732

INTERNET SOFTWARE & SERVICES — 2.1%
VeriSign, Inc. (b)	1,586	111,908
Yahoo!, Inc. (b)	2,644	76,438

		188,346

IT SERVICES — 4.1%
Computer Sciences Corp.	1,502	92,193
Fiserv, Inc. (b)	1,161	100,554
Teradata Corp. (b)	2,790	80,799
Xerox Corp.	9,658	93,972

		367,518

LEISURE PRODUCTS — 1.0%
Hasbro, Inc.	1,298	93,638

MACHINERY — 3.7%
Deere & Co.	1,054	77,996
Illinois Tool Works, Inc.	1,082	89,059
Parker-Hannifin Corp.	885	86,111
Pentair PLC	1,568	80,031

		333,197

SPDR S&P 500 Buyback ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

MEDIA — 6.1%
CBS Corp. (Class B)	1,827	$72,897
Discovery Communications, Inc. (Series A) (b)	1,139	29,648
Discovery Communications, Inc. (Series C) (b)	1,990	48,337
Omnicom Group, Inc.	1,379	90,876
Scripps Networks Interactive, Inc. (Class A)	1,523	74,917
Time Warner, Inc.	1,131	77,756
Twenty-First Century Fox, Inc. (Class A)	3,005	81,075
Viacom, Inc. (Class B)	1,622	69,989

		545,495

MULTILINE RETAIL — 0.9%
Macy’s, Inc.	1,509	77,442

OIL, GAS & CONSUMABLE FUELS — 4.0%
Hess Corp.	1,558	77,994
Marathon Petroleum Corp.	1,839	85,201
Phillips 66	1,229	94,436
Tesoro Corp.	1,018	98,990

		356,621

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Intel Corp.	3,437	103,591
Lam Research Corp.	1,277	83,426
Texas Instruments, Inc.	2,046	101,318

		288,335

SOFTWARE — 2.1%
Citrix Systems, Inc. (b)	1,449	100,386
Intuit, Inc.	961	85,289

		185,675

SPECIALTY RETAIL — 8.2%
AutoNation, Inc. (b)	1,612	93,786
Bed Bath & Beyond, Inc. (b)	1,477	84,219
CarMax, Inc. (b)	1,498	88,861
GameStop Corp. (Class A)	2,134	87,942
Gap, Inc.	2,668	76,038
Home Depot, Inc.	887	102,440
Lowe’s Cos., Inc.	1,477	101,795
O’Reilly Automotive, Inc. (b)	424	106,000

		741,081

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.2%
Apple, Inc.	814	89,784
EMC Corp.	3,887	93,910
Hewlett-Packard Co.	3,270	83,745
NetApp, Inc.	3,276	96,969
SanDisk Corp.	1,872	101,706

		466,114

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Fossil Group, Inc. (b)	1,451	81,082

TRADING COMPANIES & DISTRIBUTORS — 0.8%
United Rentals, Inc. (b)	1,232	73,982

TOTAL COMMON STOCKS —
(Cost $10,373,927)		8,973,463

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d) (Cost $20,441)	20,441	20,441

TOTAL INVESTMENTS — 99.9% (e)
(Cost $10,394,368)		8,993,904
OTHER ASSETS & LIABILITIES — 0.1%		12,835

NET ASSETS — 100.0%		$9,006,739

(a)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
Boeing Co.	18,261	$2,391,278
General Dynamics Corp.	11,597	1,599,806
Honeywell International, Inc.	22,585	2,138,574
Lockheed Martin Corp.	10,011	2,075,380
Northrop Grumman Corp.	4,863	807,015
Precision Castparts Corp.	4,327	993,955
Rockwell Collins, Inc.	4,739	387,840
Textron, Inc.	6,979	262,689

		10,656,537

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	8,305	562,913
Expeditors International of Washington, Inc.	5,188	244,095
FedEx Corp.	8,223	1,183,948
United Parcel Service, Inc. (Class B)	22,429	2,213,518

		4,204,474

AIRLINES — 1.0%
American Airlines Group, Inc.	27,171	1,055,050
Delta Air Lines, Inc.	45,299	2,032,566
Southwest Airlines Co.	37,517	1,427,147
United Continental Holdings, Inc. (a)	10,610	562,860

		5,077,623

AUTOMOBILES — 0.1%
Harley-Davidson, Inc. (b)	7,074	388,363

BANKS — 1.5%
Regions Financial Corp.	34,180	307,962
U.S. Bancorp	45,262	1,856,195
Wells Fargo & Co.	106,572	5,472,472

		7,636,629

BEVERAGES — 2.8%
Brown-Forman Corp. (Class B)	6,084	589,540
Coca-Cola Co.	124,941	5,012,633
Coca-Cola Enterprises, Inc.	6,505	314,517
Constellation Brands, Inc. (Class A)	9,503	1,189,871
Dr. Pepper Snapple Group, Inc.	11,032	872,080
Molson Coors Brewing Co. (Class B)	9,026	749,338
Monster Beverage Corp. (a)	8,338	1,126,797
PepsiCo, Inc.	50,295	4,742,818

		14,597,594

BIOTECHNOLOGY — 6.5%
AbbVie, Inc.	94,230	5,127,054
Alexion Pharmaceuticals, Inc. (a)	12,711	1,987,873
Amgen, Inc.	43,244	5,981,510
Baxalta, Inc.	22,172	698,640
Biogen, Inc. (a)	13,393	3,908,211
Celgene Corp. (a)	45,068	4,875,006
Gilead Sciences, Inc.	83,608	8,209,470
Regeneron Pharmaceuticals, Inc. (a)	4,332	2,014,987
Vertex Pharmaceuticals, Inc. (a)	9,845	1,025,258

		33,828,009

BUILDING PRODUCTS — 0.1%
Allegion PLC	3,566	205,616
Masco Corp.	9,052	227,929

		433,545

CAPITAL MARKETS — 1.3%
Affiliated Managers Group, Inc. (a)	1,936	331,037
Ameriprise Financial, Inc.	10,308	1,124,912
BlackRock, Inc.	4,643	1,381,153
Charles Schwab Corp.	44,341	1,266,379
E*TRADE Financial Corp. (a)	6,577	173,173
Franklin Resources, Inc.	11,289	420,628
Invesco, Ltd.	13,919	434,690
Legg Mason, Inc.	5,694	236,927
Northern Trust Corp.	6,120	417,139
T. Rowe Price Group, Inc.	9,965	692,568

		6,478,606

CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	7,773	991,679
Airgas, Inc.	2,018	180,268
CF Industries Holdings, Inc.	7,375	331,137
E. I. du Pont de Nemours & Co.	25,644	1,236,041
Ecolab, Inc.	15,212	1,669,061
International Flavors & Fragrances, Inc.	2,641	272,710
Monsanto Co.	17,552	1,497,888
PPG Industries, Inc.	10,124	887,773
Praxair, Inc.	8,688	884,960
Sherwin-Williams Co.	4,536	1,010,530
Sigma-Aldrich Corp.	6,783	942,294

		9,904,341

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	5,048	432,866
Stericycle, Inc. (a)	4,829	672,728
Tyco International PLC	11,560	386,797
Waste Management, Inc.	12,069	601,157

		2,093,548

COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	184,867	4,852,758
F5 Networks, Inc. (a)(b)	4,076	472,001
Motorola Solutions, Inc.	4,216	288,290
QUALCOMM, Inc.	89,482	4,807,868

		10,420,917

CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc. (a)(b)	5,789	140,152

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc. (b)	3,806	578,322
Vulcan Materials Co.	4,482	399,794

		978,116

CONSUMER FINANCE — 0.6%
American Express Co.	28,570	2,117,894
Discover Financial Services	17,640	917,104
Navient Corp.	22,747	255,676

		3,290,674

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	5,321	330,966
Sealed Air Corp.	7,607	356,616

		687,582

DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,000	414,450

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	10,530	$381,186

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Intercontinental Exchange, Inc.	4,470	1,050,405
McGraw Hill Financial, Inc.	9,848	851,852
Moody’s Corp.	10,050	986,910

		2,889,167

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Frontier Communications Corp.	29,425	139,769
Level 3 Communications, Inc. (a)	16,691	729,230

		868,999

ELECTRIC UTILITIES — 0.4%
Edison International	8,091	510,299
NextEra Energy, Inc.	13,341	1,301,415

		1,811,714

ELECTRICAL EQUIPMENT — 0.2%
AMETEK, Inc.	8,327	435,669
Rockwell Automation, Inc.	3,914	397,153

		832,822

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. (Class A)	17,540	893,839
Corning, Inc.	31,149	533,271
FLIR Systems, Inc.	3,772	105,578
TE Connectivity, Ltd.	10,624	636,271

		2,168,959

ENERGY EQUIPMENT & SERVICES — 0.6%
Cameron International Corp. (a)	4,882	299,364
FMC Technologies, Inc. (a)	9,024	279,744
Schlumberger, Ltd.	33,854	2,334,911

		2,914,019

FOOD & STAPLES RETAILING — 1.4%
CVS Health Corp.	63,461	6,122,717
Kroger Co.	26,146	943,086

		7,065,803

FOOD PRODUCTS — 1.1%
Campbell Soup Co. (b)	5,912	299,620
ConAgra Foods, Inc.	9,336	378,201
General Mills, Inc.	17,054	957,241
Hershey Co.	5,160	474,101
Hormel Foods Corp.	4,532	286,921
Kellogg Co.	6,989	465,118
Keurig Green Mountain, Inc. (b)	6,881	358,775
Kraft Heinz Co.	16,896	1,192,520
McCormick & Co., Inc. (b)	3,627	298,067
Mead Johnson Nutrition Co.	11,441	805,446

		5,516,010

GAS UTILITIES — 0.0% (c)
AGL Resources, Inc.	2,695	164,503

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	34,035	1,368,888
Baxter International, Inc.	18,140	595,899
Becton, Dickinson and Co.	11,878	1,575,736
Boston Scientific Corp. (a)	34,810	571,232
C.R. Bard, Inc.	4,237	789,395
DENTSPLY International, Inc.	5,002	252,951
Edwards Lifesciences Corp. (a)	6,086	865,247
Intuitive Surgical, Inc. (a)	2,116	972,471
Medtronic PLC	80,540	5,391,348
St. Jude Medical, Inc.	9,970	629,007
Stryker Corp.	17,999	1,693,706
Varian Medical Systems, Inc. (a)	3,861	284,865
Zimmer Biomet Holdings, Inc.	6,437	604,627

		15,595,372

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	8,925	976,484
AmerisourceBergen Corp.	11,916	1,131,901
Cigna Corp.	6,480	874,929
DaVita HealthCare Partners, Inc. (a)	9,720	703,047
Express Scripts Holding Co. (a)	18,029	1,459,628
HCA Holdings, Inc. (a)	14,416	1,115,222
Henry Schein, Inc. (a)	3,229	428,553
McKesson Corp.	5,571	1,030,802
Patterson Cos., Inc.	2,904	125,598
Tenet Healthcare Corp. (a)(b)	2,725	100,607
UnitedHealth Group, Inc.	26,562	3,081,458
Universal Health Services, Inc. (Class B)	2,775	346,348

		11,374,577

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	17,487	1,048,521

HOTELS, RESTAURANTS & LEISURE — 2.1%
Chipotle Mexican Grill, Inc. (a)	1,805	1,300,051
Marriott International, Inc. (Class A) (b)	11,370	775,434
McDonald’s Corp.	27,895	2,748,494
Royal Caribbean Cruises, Ltd.	5,289	471,197
Starbucks Corp.	56,634	3,219,077
Starwood Hotels & Resorts Worldwide, Inc.	5,412	359,790
Wyndham Worldwide Corp.	6,791	488,273
Wynn Resorts, Ltd. (b)	4,537	241,005
Yum! Brands, Inc.	13,806	1,103,790

		10,707,111

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	18,786	551,557
Garmin, Ltd. (b)	3,883	139,322
Harman International Industries, Inc.	4,059	389,623
Leggett & Platt, Inc.	7,782	321,008
Lennar Corp. (Class A) (b)	10,059	484,140
Mohawk Industries, Inc. (a)	1,670	303,589
Newell Rubbermaid, Inc.	10,097	400,952
Pulte Group, Inc.	9,966	188,058

		2,778,249

HOUSEHOLD PRODUCTS — 1.8%
Clorox Co.	4,315	498,512
Colgate-Palmolive Co.	30,221	1,917,824
Kimberly-Clark Corp.	11,567	1,261,266
Procter & Gamble Co.	75,584	5,437,513

		9,115,115

INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	23,838	3,379,513
Danaher Corp.	19,258	1,640,974

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Roper Technologies, Inc.	3,987	$624,763

		5,645,250

INSURANCE — 0.5%
Allstate Corp.	9,359	545,068
Aon PLC	9,222	817,162
Marsh & McLennan Cos., Inc.	18,337	957,558

		2,319,788

INTERNET & CATALOG RETAIL — 3.5%
Amazon.com, Inc. (a)	21,825	11,171,999
Expedia, Inc.	5,640	663,715
Netflix, Inc. (a)	24,196	2,498,479
Priceline Group, Inc. (a)	2,867	3,546,078
TripAdvisor, Inc. (a)(b)	6,339	399,484

		18,279,755

INTERNET SOFTWARE & SERVICES — 7.0%
Akamai Technologies, Inc. (a)	10,094	697,091
Alphabet, Inc. (Class A) (a)	16,475	10,517,146
Alphabet, Inc. (Class C) (a)	16,812	10,228,757
eBay, Inc. (a)	62,866	1,536,445
Facebook, Inc. (Class A) (a)	128,738	11,573,546
VeriSign, Inc. (a)(b)	5,914	417,292
Yahoo!, Inc. (a)	49,700	1,436,827

		36,407,104

IT SERVICES — 4.7%
Accenture PLC (Class A)	20,243	1,989,077
Alliance Data Systems Corp. (a)	3,535	915,494
Automatic Data Processing, Inc.	26,548	2,133,397
Cognizant Technology Solutions Corp. (Class A) (a)	34,790	2,178,202
Fidelity National Information Services, Inc.	10,132	679,655
Fiserv, Inc. (a)	13,483	1,167,763
Mastercard, Inc. (Class A)	56,806	5,119,357
Paychex, Inc.	12,024	572,703
PayPal Holdings, Inc. (a)	42,022	1,304,363
Teradata Corp. (a)(b)	4,503	130,407
Total System Services, Inc.	6,356	288,753
Visa, Inc. (Class A) (b)	111,182	7,744,938
Western Union Co. (b)	16,509	303,105

		24,527,214

LEISURE PRODUCTS — 0.0% (c)
Hasbro, Inc. (b)	3,081	222,263

LIFE SCIENCES TOOLS & SERVICES — 0.6%
PerkinElmer, Inc.	3,880	178,325
Thermo Fisher Scientific, Inc.	22,649	2,769,520
Waters Corp. (a)	3,017	356,639

		3,304,484

MACHINERY — 0.3%
Illinois Tool Works, Inc.	10,721	882,446
PACCAR, Inc. (b)	10,642	555,193
Snap-On, Inc.	2,217	334,634

		1,772,273

MEDIA — 4.5%
CBS Corp. (Class B)	11,930	476,007
Comcast Corp. (Class A)	80,649	4,587,315
Comcast Corp. (Class A) Special	14,046	803,993
Discovery Communications, Inc. (Series A) (a)(b)	8,209	213,680
Discovery Communications, Inc. (Series C) (a)	14,709	357,282
Interpublic Group of Cos., Inc.	11,582	221,564
Omnicom Group, Inc. (b)	7,283	479,950
Scripps Networks Interactive, Inc. (Class A) (b)	5,541	272,562
Time Warner Cable, Inc.	10,756	1,929,304
Time Warner, Inc.	46,419	3,191,306
Twenty-First Century Fox, Inc. (Class A)	39,647	1,069,676
Twenty-First Century Fox, Inc. (Class B)	13,948	377,572
Viacom, Inc. (Class B)	10,137	437,411
Walt Disney Co.	88,481	9,042,758

		23,460,380

MULTI-UTILITIES — 0.5%
Dominion Resources, Inc.	15,846	1,115,242
NiSource, Inc.	8,403	155,876
Sempra Energy	7,209	697,254
WEC Energy Group, Inc. (b)	8,668	452,643

		2,421,015

MULTILINE RETAIL — 0.5%
Dollar General Corp.	10,607	768,371
Dollar Tree, Inc. (a)	13,390	892,577
Macy’s, Inc.	8,409	431,550
Nordstrom, Inc.	7,964	571,099

		2,663,597

OIL, GAS & CONSUMABLE FUELS — 2.0%
Anadarko Petroleum Corp.	14,947	902,649
Cabot Oil & Gas Corp.	23,276	508,813
Cimarex Energy Co.	2,745	281,308
Columbia Pipeline Group, Inc.	13,513	247,153
EOG Resources, Inc.	31,261	2,275,801
EQT Corp.	5,700	369,189
Kinder Morgan, Inc.	102,358	2,833,269
Pioneer Natural Resources Co.	5,797	705,147
Range Resources Corp. (b)	9,533	306,200
Spectra Energy Corp.	20,116	528,447
Williams Cos., Inc.	38,370	1,413,935

		10,371,911

PAPER & FOREST PRODUCTS — 0.1%
Weyerhaeuser Co.	21,065	575,917

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (Class A)	7,065	570,004

PHARMACEUTICALS — 5.5%
Allergan PLC (a)	22,330	6,069,517
Bristol-Myers Squibb Co.	50,265	2,975,688
Eli Lilly & Co.	33,821	2,830,480
Endo International PLC (a)	6,844	474,152
Johnson & Johnson	91,454	8,537,231
Mallinckrodt PLC (a)	6,581	420,789
Merck & Co., Inc.	91,510	4,519,679
Mylan NV (a)	23,277	937,132
Perrigo Co. PLC	4,185	658,175
Zoetis, Inc.	26,134	1,076,198

		28,499,041

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	1,301	$136,605
Equifax, Inc.	4,820	468,408
Nielsen Holdings PLC	20,914	930,045
Robert Half International, Inc.	7,624	390,044

		1,925,102

REAL ESTATE INVESTMENT TRUSTS — 4.3%
American Tower Corp.	24,054	2,116,271
Apartment Investment & Management Co. (Class A)	8,847	327,516
AvalonBay Communities, Inc.	7,479	1,307,479
Boston Properties, Inc.	8,679	1,027,594
Crown Castle International Corp.	19,232	1,516,828
Equinix, Inc. (b)	3,271	894,291
Equity Residential	20,604	1,547,773
Essex Property Trust, Inc.	3,695	825,537
General Growth Properties, Inc.	33,280	864,282
HCP, Inc.	14,526	541,094
Host Hotels & Resorts, Inc.	42,845	677,379
Iron Mountain, Inc. (b)	10,551	327,292
Kimco Realty Corp.	23,246	567,900
Macerich Co.	7,683	590,208
Plum Creek Timber Co., Inc.	4,949	195,535
Public Storage	8,270	1,750,180
Realty Income Corp. (b)	13,273	629,007
Simon Property Group, Inc.	17,738	3,258,825
SL Green Realty Corp. (b)	3,520	380,723
Ventas, Inc.	18,752	1,051,237
Vornado Realty Trust	6,017	544,057
Welltower, Inc.	20,032	1,356,567

		22,297,575

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (Class A) (a)	15,811	505,952

ROAD & RAIL — 1.4%
CSX Corp.	56,239	1,512,829
J.B. Hunt Transport Services, Inc.	5,206	371,708
Kansas City Southern	3,338	303,358
Norfolk Southern Corp.	11,715	895,026
Union Pacific Corp.	49,383	4,365,951

		7,448,872

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Altera Corp.	8,778	439,602
Analog Devices, Inc.	9,011	508,311
Applied Materials, Inc.	44,507	653,808
Avago Technologies, Ltd. (b)	14,690	1,836,397
Broadcom Corp. (Class A)	31,879	1,639,537
Intel Corp.	269,695	8,128,607
KLA-Tencor Corp.	4,200	210,000
Lam Research Corp.	8,968	585,879
Linear Technology Corp.	7,398	298,509
Microchip Technology, Inc. (b)	7,241	312,015
Micron Technology, Inc. (a)	60,994	913,690
NVIDIA Corp.	29,240	720,766
Qorvo, Inc. (a)	8,450	380,672
Skyworks Solutions, Inc.	10,796	909,131
Texas Instruments, Inc.	37,846	1,874,134
Xilinx, Inc.	7,314	310,114

		19,721,172

SOFTWARE — 6.5%
Activision Blizzard, Inc. (b)	28,384	876,782
Adobe Systems, Inc. (a)	19,580	1,609,868
Autodesk, Inc. (a)	12,873	568,214
Citrix Systems, Inc. (a)	9,090	629,755
Electronic Arts, Inc. (a)	17,596	1,192,129
Intuit, Inc.	15,595	1,384,056
Microsoft Corp.	455,520	20,161,315
Oracle Corp.	122,270	4,416,393
Red Hat, Inc. (a)	10,325	742,161
Salesforce.com, Inc. (a)	23,634	1,640,909
Symantec Corp.	21,505	418,702

		33,640,284

SPECIALTY RETAIL — 4.2%
Advance Auto Parts, Inc.	4,125	781,811
AutoNation, Inc. (a)	1,762	102,513
AutoZone, Inc. (a)	1,749	1,265,979
Bed Bath & Beyond, Inc. (a)(b)	4,741	270,332
CarMax, Inc. (a)(b)	5,917	350,996
Gap, Inc. (b)	6,638	189,183
Home Depot, Inc.	73,179	8,451,443
L Brands, Inc.	9,769	880,480
Lowe’s Cos., Inc.	52,667	3,629,810
O’Reilly Automotive, Inc. (a)	5,745	1,436,250
Ross Stores, Inc.	23,417	1,135,022
Signet Jewelers, Ltd.	4,559	620,617
Tiffany & Co.	4,374	337,760
TJX Cos., Inc.	25,499	1,821,138
Tractor Supply Co.	7,699	649,180

		21,922,514

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.8%
Apple, Inc.	324,837	35,829,521
EMC Corp.	78,309	1,891,945
NetApp, Inc.	9,183	271,817
SanDisk Corp.	12,069	655,709
Seagate Technology PLC (b)	17,245	772,576
Western Digital Corp.	13,169	1,046,145

		40,467,713

TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Fossil Group, Inc. (a)(b)	1,652	92,314
Hanesbrands, Inc.	22,896	662,610
Michael Kors Holdings, Ltd. (a)	11,301	477,354
NIKE, Inc. (Class B)	38,660	4,754,020
Ralph Lauren Corp.	1,858	219,542
Under Armour, Inc. (Class A) (a)(b)	10,288	995,673
V.F. Corp.	19,325	1,318,158

		8,519,671

TOBACCO — 2.3%
Altria Group, Inc.	111,801	6,081,975
Philip Morris International, Inc.	48,415	3,840,762
Reynolds American, Inc.	47,234	2,091,049

		12,013,786

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	9,654	353,433
United Rentals, Inc. (a)	5,427	325,891

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

W.W. Grainger, Inc. (b)	1,637	$351,972

		1,031,296

TOTAL COMMON STOCKS —
(Cost $457,769,090)		516,997,220

SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	15,641,989	15,641,989
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	594,179	594,179

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,236,168)		16,236,168

TOTAL INVESTMENTS — 102.9% (g)
(Cost $474,005,258)		533,233,388
OTHER ASSETS & LIABILITIES — (2.9)%		(15,167,801)

NET ASSETS — 100.0%		$518,065,587

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.4%
Boeing Co.	8,331	$1,090,944
General Dynamics Corp.	2,615	360,739
Honeywell International, Inc.	9,896	937,052
L-3 Communications Holdings, Inc.	2,105	220,015
Lockheed Martin Corp.	2,416	500,861
Northrop Grumman Corp.	2,660	441,427
Precision Castparts Corp.	1,625	373,279
Raytheon Co.	7,985	872,441
Rockwell Collins, Inc.	1,243	101,727
Textron, Inc.	3,922	147,624
United Technologies Corp.	21,537	1,916,578

		6,962,687

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	2,579	121,342
FedEx Corp.	3,028	435,972
United Parcel Service, Inc. (Class B)	7,757	765,538

		1,322,852

AIRLINES — 0.2%
American Airlines Group, Inc.	5,257	204,129
United Continental Holdings, Inc. (a)	5,100	270,555

		474,684

AUTO COMPONENTS — 0.8%
BorgWarner, Inc.	5,939	247,003
Delphi Automotive PLC	7,500	570,300
Goodyear Tire & Rubber Co.	7,099	208,214
Johnson Controls, Inc.	17,257	713,749

		1,739,266

AUTOMOBILES — 1.3%
Ford Motor Co.	102,012	1,384,303
General Motors Co.	37,770	1,133,856
Harley-Davidson, Inc. (b)	2,297	126,105

		2,644,264

BANKS — 11.3%
Bank of America Corp.	273,859	4,266,723
BB&T Corp.	20,279	721,932
Citigroup, Inc.	78,491	3,893,939
Comerica, Inc.	4,692	192,841
Fifth Third Bancorp	21,375	404,201
Huntington Bancshares, Inc.	21,167	224,370
JPMorgan Chase & Co.	96,515	5,884,520
KeyCorp	22,534	293,167
M&T Bank Corp. (b)	3,425	417,679
People’s United Financial, Inc. (b)	7,964	125,274
PNC Financial Services Group, Inc.	13,462	1,200,810
Regions Financial Corp.	18,860	169,929
SunTrust Banks, Inc.	13,484	515,628
U.S. Bancorp	22,559	925,145
Wells Fargo & Co.	73,295	3,763,698
Zions Bancorporation (b)	5,288	145,632

		23,145,488

BEVERAGES — 1.7%
Coca-Cola Co.	44,970	1,804,196
Coca-Cola Enterprises, Inc.	2,788	134,800
PepsiCo, Inc.	15,359	1,448,354

		3,387,350

BIOTECHNOLOGY — 0.2%
Baxalta, Inc.	3,997	125,945
Vertex Pharmaceuticals, Inc. (a)	1,814	188,910

		314,855

BUILDING PRODUCTS — 0.1%
Allegion PLC	819	47,224
Masco Corp.	5,117	128,846

		176,070

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc. (a)	576	98,490
Bank of New York Mellon Corp.	28,745	1,125,367
BlackRock, Inc.	1,145	340,603
Charles Schwab Corp.	10,921	311,904
E*TRADE Financial Corp. (a)	4,470	117,695
Franklin Resources, Inc.	4,976	185,406
Goldman Sachs Group, Inc.	10,480	1,821,005
Invesco, Ltd.	4,785	149,435
Morgan Stanley	39,662	1,249,353
Northern Trust Corp.	2,923	199,232
State Street Corp. (c)	10,562	709,872
T. Rowe Price Group, Inc.	2,195	152,552

		6,460,914

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	1,480	188,818
Airgas, Inc. (b)	866	77,360
CF Industries Holdings, Inc.	2,692	120,871
Dow Chemical Co.	30,354	1,287,010
E. I. du Pont de Nemours & Co.	11,751	566,398
Eastman Chemical Co.	3,826	247,619
FMC Corp. (b)	3,444	116,786
International Flavors & Fragrances, Inc. (b)	858	88,597
LyondellBasell Industries NV (Class A)	9,796	816,595
Monsanto Co.	4,112	350,918
Mosaic Co.	8,785	273,301
PPG Industries, Inc.	2,492	218,523
Praxair, Inc.	3,521	358,649

		4,711,445

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT Corp. (b)	4,710	140,829
Pitney Bowes, Inc. (b)	5,166	102,545
Republic Services, Inc.	6,575	270,890
Tyco International PLC	5,726	191,592
Waste Management, Inc.	5,594	278,637

		984,493

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	47,695	1,251,994
Harris Corp.	3,203	234,299
Juniper Networks, Inc.	9,419	242,163
Motorola Solutions, Inc.	2,097	143,393

		1,871,849

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	3,880	164,318
Jacobs Engineering Group, Inc. (a)(b)	3,169	118,616

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Quanta Services, Inc. (a)(b)	2,964	$71,758

		354,692

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	1,389	123,899

CONSUMER FINANCE — 0.9%
American Express Co.	9,098	674,435
Capital One Financial Corp.	14,073	1,020,574
Discover Financial Services	3,549	184,512

		1,879,521

CONTAINERS & PACKAGING — 0.4%
Avery Dennison Corp.	2,379	134,580
Ball Corp.	1,126	70,037
Owens-Illinois, Inc. (a)	4,265	88,371
Sealed Air Corp.	2,012	94,323
WestRock Co.	6,862	352,981

		740,292

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,623	134,530

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	2,419	87,568

DIVERSIFIED FINANCIAL SERVICES — 3.9%
Berkshire Hathaway, Inc. (Class B) (a)	48,870	6,372,648
CME Group, Inc.	8,859	821,584
Intercontinental Exchange, Inc.	860	202,091
Leucadia National Corp.	8,199	166,112
McGraw Hill Financial, Inc.	2,637	228,100
Nasdaq, Inc.	3,254	173,536

		7,964,071

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
AT&T, Inc.	160,985	5,244,891
CenturyLink, Inc. (b)	14,803	371,852
Frontier Communications Corp. (b)	14,456	68,666
Verizon Communications, Inc.	106,100	4,616,411

		10,301,820

ELECTRIC UTILITIES — 3.4%
American Electric Power Co., Inc.	12,639	718,653
Duke Energy Corp.	18,067	1,299,740
Edison International	4,736	298,699
Entergy Corp.	4,719	307,207
Eversource Energy	8,253	417,767
Exelon Corp.	22,557	669,943
FirstEnergy Corp.	11,116	348,042
NextEra Energy, Inc.	5,876	573,204
Pepco Holdings, Inc.	6,764	163,824
Pinnacle West Capital Corp.	2,904	186,263
PPL Corp.	17,270	568,010
Southern Co.	23,657	1,057,468
Xcel Energy, Inc.	13,076	463,021

		7,071,841

ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	2,593	135,666
Eaton Corp. PLC	12,279	629,913
Emerson Electric Co.	17,043	752,789
Rockwell Automation, Inc. (b)	1,723	174,833

		1,693,201

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Corning, Inc.	17,992	308,023
FLIR Systems, Inc.	1,965	55,001
TE Connectivity, Ltd.	5,689	340,714

		703,738

ENERGY EQUIPMENT & SERVICES — 1.7%
Baker Hughes, Inc.	11,210	583,368
Cameron International Corp. (a)	2,880	176,602
Diamond Offshore Drilling, Inc. (b)	1,833	31,711
Ensco PLC (Class A) (b)	6,068	85,437
FMC Technologies, Inc. (a)	1,914	59,334
Halliburton Co.	22,399	791,805
Helmerich & Payne, Inc. (b)	2,778	131,288
National Oilwell Varco, Inc. (b)	10,160	382,524
Schlumberger, Ltd.	17,529	1,208,975
Transocean, Ltd. (b)	8,901	115,001

		3,566,045

FOOD & STAPLES RETAILING — 3.7%
Costco Wholesale Corp.	11,496	1,661,977
Kroger Co.	13,525	487,847
Sysco Corp. (b)	14,461	563,545
Wal-Mart Stores, Inc.	41,170	2,669,463
Walgreens Boots Alliance, Inc.	22,694	1,885,871
Whole Foods Market, Inc. (b)	9,286	293,902

		7,562,605

FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	15,839	656,527
Campbell Soup Co. (b)	1,999	101,309
ConAgra Foods, Inc.	6,749	273,402
General Mills, Inc.	7,967	447,188
Hershey Co.	1,433	131,664
Hormel Foods Corp.	1,361	86,165
J.M. Smucker Co.	2,690	306,902
Kellogg Co.	3,423	227,801
Kraft Heinz Co.	7,657	540,431
McCormick & Co., Inc. (b)	1,339	110,039
Mondelez International, Inc. (Class A)	41,966	1,757,116
Tyson Foods, Inc. (Class A) (b)	7,814	336,783

		4,975,327

GAS UTILITIES — 0.1%
AGL Resources, Inc.	1,811	110,543

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Abbott Laboratories	23,377	940,223
Baxter International, Inc.	5,756	189,085
Boston Scientific Corp. (a)	18,550	304,405
DENTSPLY International, Inc.	1,409	71,253
St. Jude Medical, Inc.	2,781	175,453
Varian Medical Systems, Inc. (a)	805	59,393
Zimmer Biomet Holdings, Inc.	1,518	142,586

		1,882,398

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aetna, Inc.	4,984	545,300
Anthem, Inc.	6,829	956,060
Cardinal Health, Inc.	8,598	660,498
Cigna Corp.	3,837	518,072
Express Scripts Holding Co. (a)(b)	9,347	756,733
HCA Holdings, Inc. (a)	1,659	128,340

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Henry Schein, Inc. (a)	704	$93,435
Humana, Inc.	3,909	699,711
Laboratory Corp. of America Holdings (a)	2,593	281,263
McKesson Corp.	3,543	655,561
Patterson Cos., Inc.	905	39,141
Quest Diagnostics, Inc.	3,841	236,106
Tenet Healthcare Corp. (a)(b)	1,271	46,925
UnitedHealth Group, Inc.	12,727	1,476,459
Universal Health Services, Inc. (Class B)	1,150	143,532

		7,237,136

HOTELS, RESTAURANTS & LEISURE — 1.7%
Carnival Corp.	12,151	603,905
Darden Restaurants, Inc.	2,986	204,660
McDonald’s Corp.	11,852	1,167,778
Royal Caribbean Cruises, Ltd.	1,920	171,053
Starbucks Corp.	12,812	728,234
Starwood Hotels & Resorts Worldwide, Inc.	2,023	134,489
Yum! Brands, Inc.	5,094	407,265

		3,417,384

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd.	1,358	48,725
Mohawk Industries, Inc. (a)	862	156,703
Newell Rubbermaid, Inc.	2,357	93,596
Pulte Group, Inc.	4,034	76,122
Whirlpool Corp.	1,996	293,931

		669,077

HOUSEHOLD PRODUCTS — 1.9%
Clorox Co.	1,419	163,937
Colgate-Palmolive Co.	9,672	613,785
Kimberly-Clark Corp.	4,105	447,609
Procter & Gamble Co.	36,168	2,601,926

		3,827,257

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	16,830	164,766
NRG Energy, Inc.	9,141	135,744

		300,510

INDUSTRIAL CONGLOMERATES — 4.0%
3M Co.	5,462	774,348
Danaher Corp.	6,789	578,491
General Electric Co.	263,489	6,645,192
Roper Technologies, Inc.	728	114,078

		8,112,109

INSURANCE — 5.4%
ACE, Ltd. (b)	8,433	871,972
Aflac, Inc.	11,175	649,603
Allstate Corp.	6,267	364,990
American International Group, Inc.	33,837	1,922,618
Aon PLC	3,068	271,856
Assurant, Inc.	1,727	136,450
Chubb Corp.	5,923	726,456
Cincinnati Financial Corp.	3,945	212,241
Genworth Financial, Inc. (Class A) (a)(b)	12,968	59,912
Hartford Financial Services Group, Inc.	10,778	493,417
Lincoln National Corp.	6,732	319,501
Loews Corp.	7,796	281,748
Marsh & McLennan Cos., Inc.	5,641	294,573
MetLife, Inc.	29,087	1,371,452
Principal Financial Group, Inc.	7,044	333,463
Progressive Corp.	15,294	468,608
Prudential Financial, Inc.	11,881	905,451
Torchmark Corp. (b)	2,958	166,831
Travelers Cos., Inc.	8,166	812,762
Unum Group	6,559	210,413
XL Group PLC	7,904	287,073

		11,161,390

IT SERVICES — 2.6%
Accenture PLC (Class A)	6,945	682,416
Computer Sciences Corp.	3,662	224,774
Fidelity National Information Services, Inc.	2,677	179,573
International Business Machines Corp.	23,558	3,415,203
Paychex, Inc.	2,794	133,078
PayPal Holdings, Inc. (a)	9,500	294,880
Teradata Corp. (a)(b)	1,736	50,275
Total System Services, Inc.	1,338	60,785
Western Union Co. (b)	6,264	115,007
Xerox Corp.	25,878	251,793

		5,407,784

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. (b)	1,579	113,909
Mattel, Inc. (b)	8,806	185,454

		299,363

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc.	8,594	295,032
PerkinElmer, Inc.	1,390	63,884
Waters Corp. (a)	766	90,549

		449,465

MACHINERY — 2.3%
Caterpillar, Inc. (b)	15,647	1,022,688
Cummins, Inc.	4,392	476,883
Deere & Co. (b)	8,140	602,360
Dover Corp.	4,033	230,607
Flowserve Corp. (b)	3,547	145,924
Illinois Tool Works, Inc.	3,854	317,223
Ingersoll-Rand PLC	6,878	349,196
Joy Global, Inc. (b)	2,782	41,535
PACCAR, Inc. (b)	4,308	224,748
Parker-Hannifin Corp.	3,563	346,680
Pentair PLC (b)	4,809	245,451
Snap-On, Inc.	541	81,659
Stanley Black & Decker, Inc.	3,929	381,035
Xylem, Inc.	4,724	155,183

		4,621,172

MEDIA — 1.7%
Cablevision Systems Corp. (Class A)	5,956	193,391
CBS Corp. (Class B)	6,443	257,076
Comcast Corp. (Class A)	18,257	1,038,458
Comcast Corp. (Class A) Special	3,200	183,168
Interpublic Group of Cos., Inc.	5,565	106,459
News Corp. (Class A)	10,012	126,351
News Corp. (Class B) (b)	2,800	35,896

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Omnicom Group, Inc.	3,063	$201,852
TEGNA, Inc.	5,931	132,795
Time Warner Cable, Inc.	2,391	428,874
Twenty-First Century Fox, Inc. (Class A)	13,738	370,651
Twenty-First Century Fox, Inc. (Class B)	4,800	129,936
Viacom, Inc. (Class B)	4,699	202,762

		3,407,669

METALS & MINING — 0.6%
Alcoa, Inc.	34,222	330,585
Freeport-McMoRan, Inc. (b)	26,940	261,049
Newmont Mining Corp.	14,062	225,976
Nucor Corp. (b)	8,359	313,880

		1,131,490

MULTI-UTILITIES — 2.1%
Ameren Corp.	6,555	277,080
CenterPoint Energy, Inc.	11,515	207,731
CMS Energy Corp.	7,155	252,714
Consolidated Edison, Inc.	7,710	515,413
Dominion Resources, Inc.	8,279	582,676
DTE Energy Co.	4,592	369,059
NiSource, Inc.	4,354	80,767
PG&E Corp.	12,469	658,363
Public Service Enterprise Group, Inc.	13,254	558,789
SCANA Corp. (b)	3,784	212,888
Sempra Energy	2,644	255,728
TECO Energy, Inc.	6,557	172,187
WEC Energy Group, Inc. (b)	4,146	216,504

		4,359,899

MULTILINE RETAIL — 1.0%
Dollar General Corp.	3,021	218,841
Kohl’s Corp. (b)	5,301	245,489
Macy’s, Inc.	5,078	260,603
Target Corp.	16,474	1,295,845

		2,020,778

OIL, GAS & CONSUMABLE FUELS — 10.2%
Anadarko Petroleum Corp.	6,318	381,544
Apache Corp.	9,745	381,614
Chesapeake Energy Corp. (b)	13,409	98,288
Chevron Corp.	49,043	3,868,512
Cimarex Energy Co.	1,141	116,930
Columbia Pipeline Group, Inc.	2,106	38,519
ConocoPhillips	32,278	1,548,053
CONSOL Energy, Inc. (b)	5,907	57,889
Devon Energy Corp.	10,104	374,757
EQT Corp.	1,340	86,792
Exxon Mobil Corp.	108,840	8,092,254
Hess Corp.	6,334	317,080
Marathon Oil Corp. (b)	17,924	276,030
Marathon Petroleum Corp.	14,236	659,554
Murphy Oil Corp. (b)	4,537	109,795
Newfield Exploration Co. (a)	4,215	138,673
Noble Energy, Inc.	11,164	336,929
Occidental Petroleum Corp.	20,108	1,330,144
ONEOK, Inc.	5,403	173,977
Phillips 66	12,534	963,113
Pioneer Natural Resources Co.	1,146	139,399
Southwestern Energy Co. (a)(b)	10,084	127,966
Spectra Energy Corp.	8,210	215,677
Tesoro Corp.	3,298	320,697
Valero Energy Corp.	12,942	777,814

		20,932,000

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co.	10,941	413,460
Weyerhaeuser Co.	3,981	108,841

		522,301

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (Class A)	2,586	208,638

PHARMACEUTICALS — 5.8%
Bristol-Myers Squibb Co.	20,336	1,203,891
Eli Lilly & Co.	9,948	832,548
Endo International PLC (a)	2,119	146,804
Johnson & Johnson	30,321	2,830,466
Merck & Co., Inc.	31,792	1,570,207
Perrigo Co. PLC	1,916	301,329
Pfizer, Inc.	161,002	5,057,073

		11,942,318

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	382	40,110
Equifax, Inc.	958	93,098

		133,208

REAL ESTATE INVESTMENT TRUSTS — 0.5%
HCP, Inc.	5,198	193,626
Plum Creek Timber Co., Inc. (b)	1,999	78,981
ProLogis, Inc.	13,361	519,743
SL Green Realty Corp. (b)	952	102,968
Vornado Realty Trust	1,727	156,155

		1,051,473

ROAD & RAIL — 0.2%
Kansas City Southern	1,339	121,688
Norfolk Southern Corp.	2,682	204,905
Ryder Systems, Inc. (b)	1,427	105,655

		432,248

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Altera Corp.	3,876	194,110
Analog Devices, Inc.	3,902	220,112
Applied Materials, Inc.	11,324	166,350
First Solar, Inc. (a)	1,913	81,781
KLA-Tencor Corp.	2,298	114,900
Linear Technology Corp. (b)	2,683	108,259
Microchip Technology, Inc. (b)	2,010	86,611
Texas Instruments, Inc.	9,516	471,232
Xilinx, Inc.	3,663	155,311

		1,598,666

SOFTWARE — 1.0%
Adobe Systems, Inc. (a)	4,023	330,771
CA, Inc.	8,309	226,835
Oracle Corp.	28,574	1,032,093
Salesforce.com, Inc. (a)	5,156	357,981
Symantec Corp.	8,457	164,658

		2,112,338

SPECIALTY RETAIL — 0.9%
AutoNation, Inc. (a)	1,120	65,162

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Bed Bath & Beyond, Inc. (a)(b)	2,197	$125,273
Best Buy Co., Inc.	8,024	297,851
CarMax, Inc. (a)(b)	2,626	155,774
GameStop Corp. (Class A) (b)	2,767	114,028
Gap, Inc. (b)	3,323	94,706
L Brands, Inc.	1,884	169,805
Staples, Inc.	16,529	193,885
Tiffany & Co.	860	66,409
TJX Cos., Inc.	6,034	430,948
Urban Outfitters, Inc. (a)(b)	2,555	75,066

		1,788,907

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
EMC Corp.	14,468	349,547
Hewlett-Packard Co.	47,319	1,211,840
NetApp, Inc.	3,914	115,854

		1,677,241

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Coach, Inc.	7,094	205,229
Fossil Group, Inc. (a)(b)	382	21,346
PVH Corp. (b)	2,102	214,278
Ralph Lauren Corp.	622	73,496

		514,349

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	12,937	131,569

TOBACCO — 0.7%
Philip Morris International, Inc.	18,098	1,435,714

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co. (b)	2,589	94,783
W.W. Grainger, Inc. (b)	764	164,268

		259,051

TOTAL COMMON STOCKS —
(Cost $215,283,105)		204,510,812

SHORT TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	7,029,374	7,029,374
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	284,878	284,878

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,314,252)		7,314,252

TOTAL INVESTMENTS — 103.3% (h)
(Cost $222,597,357)		211,825,064
OTHER ASSETS & LIABILITIES — (3.3)%		(6,757,544)

NET ASSETS — 100.0%		$205,067,520

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	666	$12,634
Aerojet Rocketdyne Holdings, Inc. (a)	1,113	18,008
Aerovironment, Inc. (a)	384	7,695
American Science & Engineering, Inc.	147	5,227
Astronics Corp. (a)	349	14,110
B/E Aerospace, Inc.	1,983	87,054
BWX Technologies, Inc.	1,934	50,980
Cubic Corp.	375	15,728
Curtiss-Wright Corp.	884	55,179
DigitalGlobe, Inc. (a)	1,263	24,022
Ducommun, Inc. (a)	233	4,676
Engility Holdings, Inc.	294	7,579
Esterline Technologies Corp. (a)	501	36,017
HEICO Corp.	322	15,739
HEICO Corp. (Class A)	744	33,785
Hexcel Corp.	1,738	77,967
Huntington Ingalls Industries, Inc.	912	97,721
Keyw Holding Corp. (a)	598	3,678
KLX, Inc. (a)	1,009	36,062
Kratos Defense & Security Solutions, Inc. (a)(b)	922	3,891
Moog, Inc. (Class A) (a)	705	38,119
National Presto Industries, Inc. (b)	71	5,983
Orbital ATK, Inc.	1,089	78,267
Sparton Corp. (a)	153	3,274
Spirit Aerosystems Holdings, Inc. (Class A) (a)	2,645	127,859
TASER International, Inc. (a)(b)	970	21,364
Teledyne Technologies, Inc. (a)	645	58,244
TransDigm Group, Inc. (a)	968	205,613
Triumph Group, Inc.	888	37,367
Vectrus, Inc. (a)	200	4,408

		1,188,250

AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	1,071	9,157
Atlas Air Worldwide Holdings, Inc. (a)	469	16,209
Echo Global Logistics, Inc. (a)	553	10,839
Forward Air Corp.	590	24,479
HUB Group, Inc. (Class A) (a)	653	23,776
Park-Ohio Holdings Corp.	147	4,242
Radiant Logistics, Inc. (a)	496	2,212
UTI Worldwide, Inc. (a)(b)	1,657	7,606
XPO Logistics, Inc. (a)(b)	1,305	31,098

		129,618

AIRLINES — 0.7%
Alaska Air Group, Inc.	2,402	190,839
Allegiant Travel Co.	254	54,927
Copa Holdings SA (Class A) (b)	616	25,829
Hawaiian Holdings, Inc. (a)	855	21,101
JetBlue Airways Corp. (a)	5,699	146,863
Republic Airways Holdings, Inc. (a)	985	5,693
SkyWest, Inc.	907	15,129
Spirit Airlines, Inc. (a)	1,369	64,754
Virgin America, Inc. (a)(b)	464	15,883

		541,018

AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	1,305	26,022
Cooper Tire & Rubber Co.	1,087	42,947
Cooper-Standard Holding, Inc. (a)(b)	253	14,674
Dana Holding Corp.	2,901	46,068
Dorman Products, Inc. (a)(b)	541	27,532
Drew Industries, Inc.	458	25,011
Federal-Mogul Holdings Corp. (a)	534	3,647
Fox Factory Holding Corp. (a)	190	3,203
Gentex Corp.	5,464	84,692
Gentherm, Inc. (a)	704	31,624
Horizon Global Corp. (a)	339	2,990
Lear Corp.	1,421	154,576
Metaldyne Performance Group, Inc.	248	5,211
Modine Manufacturing Co. (a)	835	6,571
Motorcar Parts of America, Inc. (a)	363	11,376
Remy International, Inc.	535	15,649
Standard Motor Products, Inc.	375	13,080
Stoneridge, Inc. (a)	617	7,614
Strattec Security Corp.	86	5,423
Superior Industries International, Inc.	451	8,425
Tenneco, Inc. (a)	1,107	49,560
Tower International, Inc. (a)	368	8,744
Visteon Corp. (a)	716	72,488

		667,127

AUTOMOBILES — 0.7%
Tesla Motors, Inc. (a)(b)	1,771	439,917
Thor Industries, Inc.	874	45,273
Winnebago Industries, Inc. (b)	522	9,996

		495,186

BANKS — 5.9%
1st Source Corp.	332	10,226
Access National Corp.	164	3,341
American National Bankshares, Inc.	152	3,564
Ameris Bancorp	610	17,538
Ames National Corp.	137	3,141
Arrow Financial Corp.	246	6,563
Associated Banc-Corp. (b)	2,702	48,555
Banc of California, Inc.	561	6,883
Bancfirst Corp.	152	9,591
Banco Latinoamericano de Comercio Exterior SA	515	11,922
Bancorp, Inc. (a)	689	5,250
BancorpSouth, Inc. (b)	1,717	40,813
Bank of Hawaii Corp. (b)	842	53,459
Bank of Marin Bancorp	133	6,383
Bank of the Ozarks, Inc. (b)	1,419	62,095
BankUnited, Inc.	1,857	66,388
Banner Corp.	375	17,914
Bar Harbor Bankshares	84	2,687
BBCN Bancorp, Inc.	1,398	20,998
Berkshire Hills Bancorp, Inc.	521	14,348
Blue Hills Bancorp, Inc.	590	8,172
BNC Bancorp	584	12,982
BOK Financial Corp. (b)	518	33,520
Boston Private Financial Holdings, Inc.	1,557	18,217
Bridge Bancorp, Inc.	237	6,330
Bryn Mawr Bank Corp.	297	9,228
C1 Financial, Inc. (a)	84	1,600

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Camden National Corp. (b)	152	$6,141
Capital Bank Financial Corp. (Class A) (a)	440	13,301
Capital City Bank Group, Inc.	223	3,327
Cardinal Financial Corp.	610	14,036
Cascade Bancorp (a)	638	3,452
Cathay General Bancorp	1,409	42,214
Centerstate Banks, Inc.	912	13,406
Central Pacific Financial Corp.	354	7,423
Century Bancorp, Inc. (Class A)	76	3,098
Chemical Financial Corp.	620	20,057
CIT Group, Inc.	3,172	126,975
Citizens & Northern Corp. (b)	223	4,353
Citizens Financial Group, Inc.	5,673	135,358
City Holding Co.	299	14,741
City National Corp.	891	78,461
CNB Financial Corp.	223	4,052
CoBiz Financial, Inc.	674	8,769
Columbia Banking System, Inc.	1,056	32,958
Commerce Bancshares, Inc.	1,507	68,659
Community Bank System, Inc.	747	27,766
Community Trust Bancorp, Inc.	293	10,404
CommunityOne Bancorp (a)(b)	233	2,533
ConnectOne Bancorp, Inc.	622	12,005
CU Bancorp (a)	237	5,323
Cullen/Frost Bankers, Inc. (b)	1,032	65,615
Customers Bancorp, Inc. (a)	493	12,670
CVB Financial Corp. (b)	1,969	32,882
Eagle Bancorp, Inc. (a)	540	24,570
East West Bancorp, Inc.	2,683	103,081
Enterprise Bancorp, Inc. (b)	152	3,187
Enterprise Financial Services Corp.	387	9,741
F.N.B. Corp.	3,126	40,482
Farmers Capital Bank Corp. (a)	164	4,075
FCB Financial Holdings, Inc. (Class A) (a)	518	16,897
Fidelity Southern Corp.	320	6,765
Financial Institutions, Inc.	309	7,657
First Bancorp	375	6,375
First Bancorp, Inc.	237	4,527
First BanCorp- Puerto Rico (a)	1,853	6,597
First Busey Corp.	480	9,538
First Business Financial Services, Inc.	212	4,986
First Citizens BancShares, Inc. (Class A)	139	31,414
First Commonwealth Financial Corp.	1,571	14,280
First Community Bancshares, Inc.	305	5,460
First Connecticut Bancorp, Inc.	309	4,981
First Financial Bancorp	1,134	21,637
First Financial Bankshares, Inc. (b)	1,119	35,562
First Financial Corp.	228	7,376
First Horizon National Corp.	4,181	59,287
First Interstate Bancsystem, Inc.	385	10,718
First Merchants Corp.	708	18,564
First Midwest Bancorp, Inc.	1,402	24,591
First NBC Bank Holding Co. (a)	276	9,671
First Niagara Financial Group, Inc.	6,336	64,691
First of Long Island Corp. (b)	225	6,082
First Republic Bank	2,560	160,691
FirstMerit Corp.	2,957	52,250
Flushing Financial Corp.	523	10,470
Franklin Financial Network, Inc. (a)	84	1,877
Fulton Financial Corp.	3,135	37,933
German American Bancorp, Inc.	218	6,381
Glacier Bancorp, Inc.	1,342	35,415
Great Southern Bancorp, Inc.	153	6,625
Great Western Bancorp, Inc.	712	18,063
Green Bancorp, Inc. (a)	164	1,879
Guaranty Bancorp	304	5,007
Hampton Roads Bankshares, Inc. (a)(b)	687	1,305
Hancock Holding Co.	1,400	37,870
Hanmi Financial Corp.	598	15,070
Heartland Financial USA, Inc.	304	11,032
Heritage Commerce Corp.	465	5,273
Heritage Financial Corp.	574	10,803
Heritage Oaks Bancorp	370	2,945
Hilltop Holdings, Inc. (a)	1,397	27,675
Home Bancshares, Inc.	1,020	41,310
HomeTrust Bancshares, Inc. (a)	385	7,142
Horizon Bancorp	147	3,491
IBERIABANK Corp.	672	39,117
Independent Bank Corp.	422	6,229
Independent Bank Corp.-Massachusetts	458	21,114
Independent Bank Group, Inc. (b)	182	6,994
International Bancshares Corp.	961	24,054
Investors Bancorp, Inc.	6,246	77,076
Lakeland Bancorp, Inc.	638	7,088
Lakeland Financial Corp.	294	13,274
LegacyTexas Financial Group, Inc.	831	25,329
Live Oak Bancshares, Inc.	100	1,964
MainSource Financial Group, Inc.	370	7,533
MB Financial, Inc.	1,376	44,913
Mercantile Bank Corp.	358	7,439
Merchants Bancshares, Inc.	80	2,352
Metro Bancorp, Inc.	229	6,730
MidWestOne Financial Group, Inc.	157	4,594
National Bank Holdings Corp. (Class A)	674	13,837
National Bankshares, Inc.	157	4,884
National Commerce Corp. (a)(b)	84	2,014
National Penn Bancshares, Inc.	2,557	30,045
NBT Bancorp, Inc.	814	21,929
NewBridge Bancorp	537	4,581
OFG Bancorp	827	7,220
Old National Bancorp	2,108	29,364
Old Second Bancorp, Inc. (a)	496	3,090
Opus Bank	206	7,877
Pacific Continental Corp.	385	5,124
Pacific Premier Bancorp, Inc. (a)	459	9,327
PacWest Bancorp (b)	1,911	81,810
Park National Corp.	228	20,570
Park Sterling Corp.	912	6,202
Peapack Gladstone Financial Corp.	282	5,970
Penns Woods Bancorp, Inc. (b)	76	3,110
Peoples Bancorp, Inc.	308	6,403
Peoples Financial Services Corp.	106	3,703
Pinnacle Financial Partners, Inc.	681	33,648
Popular, Inc.	1,842	55,684
Preferred Bank	226	7,142
PrivateBancorp, Inc.	1,469	56,307
Prosperity Bancshares, Inc.	1,285	63,106
QCR Holdings, Inc.	248	5,424
Renasant Corp.	704	23,126
Republic Bancorp, Inc. (Class A)	157	3,854

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

S&T Bancorp, Inc.	592	$19,311
Sandy Spring Bancorp, Inc.	441	11,545
Seacoast Banking Corp. of Florida (a)	505	7,413
ServisFirst Bancshares, Inc. (b)	412	17,110
Sierra Bancorp	223	3,559
Signature Bank (a)	932	128,206
Simmons First National Corp. (Class A) (b)	542	25,978
South State Corp.	448	34,438
Southside Bancshares, Inc.	430	11,847
Southwest Bancorp, Inc.	375	6,154
Square 1 Financial, Inc. (Class A) (a)	354	9,089
State Bank Financial Corp.	598	12,367
Sterling Bancorp	2,212	32,892
Stock Yards Bancorp, Inc.	229	8,324
Stonegate Bank	211	6,712
Suffolk Bancorp	228	6,229
Sun Bancorp, Inc. (a)	167	3,205
SVB Financial Group (a)	937	108,261
Synovus Financial Corp.	2,386	70,626
Talmer Bancorp, Inc. (Class A)	960	15,984
TCF Financial Corp.	3,099	46,981
Texas Capital Bancshares, Inc. (a)	836	43,823
Tompkins Financial Corp.	291	15,528
TowneBank	855	16,117
Trico Bancshares	391	9,607
TriState Capital Holdings, Inc. (a)	485	6,048
Triumph Bancorp, Inc. (a)	193	3,242
Trustmark Corp.	1,193	27,642
UMB Financial Corp.	689	35,008
Umpqua Holdings Corp.	4,106	66,928
Union Bankshares Corp.	816	19,584
United Bankshares, Inc. (b)	1,269	48,209
United Community Banks, Inc.	991	20,256
Univest Corp. of Pennsylvania	294	5,651
Valley National Bancorp (b)	4,237	41,692
Washington Trust Bancorp, Inc.	227	8,728
Webster Financial Corp.	1,697	60,464
WesBanco, Inc.	710	22,329
West Bancorporation, Inc.	299	5,606
Westamerica Bancorp. (b)	427	18,976
Western Alliance Bancorp (a)	1,555	47,754
Wilshire Bancorp, Inc.	1,372	14,420
Wintrust Financial Corp.	855	45,683
Yadkin Financial Corp.	386	8,295

		4,323,958

BEVERAGES — 0.1%
Boston Beer Co., Inc. (Class A) (a)	156	32,855
Castle Brands, Inc. (a)(b)	1,156	1,526
Coca-Cola Hellenic Bottling Co.	94	18,178
Craft Brew Alliance, Inc. (a)	233	1,857
MGP Ingredients, Inc.	164	2,626
National Beverage Corp. (a)	228	7,006

		64,048

BIOTECHNOLOGY — 4.6%
Abeona Therapeutics, Inc. (a)	164	664
ACADIA Pharmaceuticals, Inc. (a)(b)	1,431	47,323
Acceleron Pharma, Inc. (a)	407	10,134
Achillion Pharmaceuticals, Inc. (a)(b)	2,096	14,483
Acorda Therapeutics, Inc. (a)(b)	743	19,697
Adamas Pharmaceuticals, Inc. (a)(b)	164	2,745
Aduro Biotech, Inc. (a)(b)	164	3,177
Advaxis, Inc. (a)(b)	576	5,893
Aegerion Pharmaceuticals, Inc. (a)(b)	423	5,753
Affimed NV (a)(b)	248	1,530
Agenus, Inc. (a)(b)	1,267	5,828
Agios Pharmaceuticals, Inc. (a)(b)	429	30,283
Aimmune Therapeutics, Inc. (a)	200	5,064
Akebia Therapeutics, Inc. (a)(b)	211	2,038
Alder Biopharmaceuticals, Inc. (a)(b)	435	14,251
Alkermes PLC (a)	2,688	157,705
Alnylam Pharmaceuticals, Inc. (a)(b)	1,341	107,763
AMAG Pharmaceuticals, Inc. (a)	602	23,917
Amicus Therapeutics, Inc. (a)(b)	2,127	29,757
Anacor Pharmaceuticals, Inc. (a)	756	88,989
Anthera Pharmaceuticals, Inc. (a)	660	4,019
Applied Genetic Technologies Corp. (a)	100	1,314
Ardelyx, Inc. (a)	323	5,581
Arena Pharmaceuticals, Inc. (a)(b)	4,406	8,415
ARIAD Pharmaceuticals, Inc. (a)(b)	3,086	18,022
Array BioPharma, Inc. (a)(b)	2,599	11,851
Arrowhead Research Corp. (a)(b)	950	5,472
Atara Biotherapeutics, Inc. (a)(b)	264	8,300
aTyr Pharma, Inc. (a)(b)	84	862
Avalanche Biotechnologies, Inc. (a)(b)	490	4,038
Axovant Sciences, Ltd. (a)	300	3,876
Bellicum Pharmaceuticals, Inc. (a)(b)	164	2,383
BioCryst Pharmaceuticals, Inc. (a)	1,267	14,444
BioMarin Pharmaceutical, Inc. (a)	2,911	306,587
BioSpecifics Technologies Corp. (a)	84	3,657
Biotime, Inc. (a)(b)	763	2,289
Bluebird Bio, Inc. (a)	687	58,773
Blueprint Medicines Corp. (a)	164	3,500
Calithera Biosciences, Inc. (a)(b)	100	543
Cara Therapeutics, Inc. (a)	328	4,687
Catalyst Pharmaceuticals, Inc. (a)	1,320	3,960
Celldex Therapeutics, Inc. (a)	1,767	18,624
Cellular Biomedicine Group, Inc. (a)	164	2,777
Cepheid, Inc. (a)(b)	1,377	62,240
Chelsea Therapeutics International, Ltd. (a)(c)	696	0
ChemoCentryx, Inc. (a)(b)	541	3,273
Chiasma, Inc. (a)	100	1,988
Chimerix, Inc. (a)	836	31,935
Cidara Therapeutics, Inc. (a)	84	1,069
Clovis Oncology, Inc. (a)	510	46,900
Coherus Biosciences, Inc. (a)(b)	428	8,577
Concert Pharmaceuticals, Inc. (a)	248	4,655
CorMedix, Inc. (a)(b)	576	1,146
CTI BioPharma Corp. (a)(b)	2,284	3,335
Curis, Inc. (a)(b)	1,980	4,000
Cytokinetics, Inc. (a)	541	3,619
CytRx Corp. (a)(b)	1,060	2,512
Dicerna Pharmaceuticals, Inc. (a)(b)	395	3,243
Dyax Corp. (a)	2,607	49,768
Dynavax Technologies Corp. (a)	671	16,466
Eagle Pharmaceuticals, Inc. (a)(b)	164	12,141
Emergent Biosolutions, Inc. (a)	525	14,957
Enanta Pharmaceuticals, Inc. (a)(b)	262	9,469
Epizyme, Inc. (a)(b)	572	7,356
Esperion Therapeutics, Inc. (a)(b)	298	7,030

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Exact Sciences Corp. (a)(b)	1,757	$31,608
Exelixis, Inc. (a)(b)	4,231	23,736
Fibrocell Science, Inc. (a)	412	1,586
FibroGen, Inc. (a)	834	18,281
Five Prime Therapeutics, Inc. (a)(b)	380	5,848
Flexion Therapeutics, Inc. (a)(b)	300	4,458
Foundation Medicine, Inc. (a)(b)	205	3,782
Galena Biopharma, Inc. (a)(b)	3,179	5,023
Genocea Biosciences, Inc. (a)(b)	328	2,247
Genomic Health, Inc. (a)(b)	294	6,221
Geron Corp. (a)(b)	2,670	7,369
Global Blood Therapeutics, Inc. (a)	100	4,216
Halozyme Therapeutics, Inc. (a)(b)	1,916	25,732
Heron Therapeutics, Inc. (a)(b)	543	13,249
Idera Pharmaceuticals, Inc. (a)	1,647	5,517
Ignyta, Inc. (a)	328	2,880
Immune Design Corp. (a)(b)	300	3,660
ImmunoGen, Inc. (a)	1,627	15,619
Immunomedics, Inc. (a)(b)	1,531	2,633
Incyte Corp. (a)	2,870	316,647
Infinity Pharmaceuticals, Inc. (a)	903	7,630
Inovio Pharmaceuticals, Inc. (a)(b)	1,413	8,167
Insmed, Inc. (a)	1,083	20,111
Insys Therapeutics, Inc. (a)(b)	458	13,035
Intercept Pharmaceuticals, Inc. (a)(b)	282	46,773
Intrexon Corp. (a)(b)	861	27,380
Invitae Corp. (a)(b)	164	1,184
Ironwood Pharmaceuticals, Inc. (a)(b)	2,152	22,424
Isis Pharmaceuticals, Inc. (a)(b)	2,172	87,792
Juno Therapeutics, Inc. (a)(b)	264	10,742
Karyopharm Therapeutics, Inc. (a)(b)	438	4,612
Keryx Biopharmaceuticals, Inc. (a)(b)	1,844	6,491
Kite Pharma, Inc. (a)(b)	518	28,842
KYTHERA Biopharmaceuticals, Inc. (a)	423	31,717
La Jolla Pharmaceutical Co. (a)	164	4,558
Lexicon Pharmaceuticals, Inc. (a)(b)	664	7,131
Ligand Pharmaceuticals, Inc. (Class B) (a)	305	26,123
Lion Biotechnologies, Inc. (a)	824	4,746
Loxo Oncology, Inc. (a)	164	2,867
MacroGenics, Inc. (a)	536	11,481
MannKind Corp. (a)(b)	4,215	13,530
Medgenics, Inc. (a)	328	2,565
Medivation, Inc. (a)	2,844	120,870
Merrimack Pharmaceuticals, Inc. (a)(b)	1,979	16,841
MiMedx Group, Inc. (a)(b)	2,064	19,918
Mirati Therapeutics, Inc. (a)	156	5,370
Momenta Pharmaceuticals, Inc. (a)	1,099	18,035
Myriad Genetics, Inc. (a)(b)	1,228	46,025
Natera, Inc. (a)	200	2,170
Navidea Biopharmaceuticals, Inc. (a)(b)	2,435	5,552
Neurocrine Biosciences, Inc. (a)	1,540	61,277
NewLink Genetics Corp. (a)	389	13,942
Northwest Biotherapeutics, Inc. (a)(b)	966	6,038
Novavax, Inc. (a)(b)	4,809	34,000
Ocata Therapeutics, Inc. (a)(b)	660	2,759
OncoMed Pharmaceuticals, Inc. (a)	259	4,297
Oncothyreon, Inc. (a)(b)	2,011	5,510
Ophthotech Corp. (a)(b)	438	17,748
OPKO Health, Inc. (a)(b)	5,415	45,540
Orexigen Therapeutics, Inc. (a)(b)	1,813	3,825
Organovo Holdings, Inc. (a)	1,165	3,122
Osiris Therapeutics, Inc. (a)(b)	294	5,430
Otonomy, Inc. (a)(b)	349	6,216
OvaScience, Inc. (a)(b)	525	4,457
PDL BioPharma, Inc. (b)	3,114	15,663
Peregrine Pharmaceuticals, Inc. (a)(b)	2,790	2,846
Pfenex, Inc. (a)	328	4,923
Portola Pharmaceuticals, Inc. (a)	843	35,929
Progenics Pharmaceuticals, Inc. (a)(b)	1,245	7,121
Proteon Therapeutics, Inc. (a)(b)	164	2,281
Prothena Corp. PLC (a)(b)	633	28,700
PTC Therapeutics, Inc. (a)(b)	669	17,862
Puma Biotechnology, Inc. (a)	461	34,741
Radius Health, Inc. (a)(b)	618	42,834
Raptor Pharmaceutical Corp. (a)	1,476	8,930
Regulus Therapeutics, Inc. (a)(b)	309	2,021
Repligen Corp. (a)	598	16,654
Retrophin, Inc. (a)	648	13,129
Rigel Pharmaceuticals, Inc. (a)	1,745	4,310
Sage Therapeutics, Inc. (a)	274	11,596
Sangamo Biosciences, Inc. (a)(b)	1,265	7,135
Sarepta Therapeutics, Inc. (a)	777	24,950
Seattle Genetics, Inc. (a)	1,917	73,920
Seres Therapeutics, Inc. (a)	200	5,928
Sorrento Therapeutics, Inc. (a)(b)	496	4,161
Spark Therapeutics, Inc. (a)(b)	164	6,844
Spectrum Pharmaceuticals, Inc. (a)(b)	1,218	7,284
Stemline Therapeutics, Inc. (a)(b)	276	2,437
Synergy Pharmaceuticals, Inc. (a)(b)	1,920	10,176
Synta Pharmaceuticals Corp. (a)(b)	1,663	2,894
T2 Biosystems, Inc. (a)(b)	100	876
TESARO, Inc. (a)(b)	413	16,561
TG Therapeutics, Inc. (a)(b)	517	5,211
Threshold Pharmaceuticals, Inc. (a)(b)	999	4,066
Tokai Pharmaceuticals, Inc. (a)(b)	100	1,035
Trevena, Inc. (a)	412	4,264
Trovagene, Inc. (a)(b)	412	2,344
Ultragenyx Pharmaceutical, Inc. (a)	701	67,513
United Therapeutics Corp. (a)(b)	841	110,373
Vanda Pharmaceuticals, Inc. (a)	617	6,960
Verastem, Inc. (a)	549	983
Versartis, Inc. (a)(b)	438	5,050
Vitae Pharmaceuticals, Inc. (a)(b)	100	1,101
Vital Therapies, Inc. (a)(b)	348	1,406
XBiotech, Inc. (a)(b)	84	1,255
Xencor, Inc. (a)(b)	533	6,519
XOMA Corp. (a)(b)	1,796	1,350
Zafgen, Inc. (a)	311	9,936
ZIOPHARM Oncology, Inc. (a)(b)	2,113	19,038

		3,366,912

BUILDING PRODUCTS — 1.0%
A.O. Smith Corp.	1,324	86,312
AAON, Inc.	782	15,155
Advanced Drainage Systems, Inc. (b)	612	17,705
American Woodmark Corp. (a)	233	15,115
Apogee Enterprises, Inc.	518	23,129
Armstrong World Industries, Inc. (a)	703	33,561
Builders FirstSource, Inc. (a)	912	11,564
Continental Building Products, Inc. (a)	533	10,948
Fortune Brands Home & Security, Inc. (b)	2,888	137,093

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Gibraltar Industries, Inc. (a)	607	$11,138
Griffon Corp.	575	9,068
Insteel Industries, Inc.	385	6,191
Lennox International, Inc.	759	86,017
Masonite International Corp. (a)	532	32,229
NCI Building Systems, Inc. (a)	465	4,915
Nortek, Inc. (a)	186	11,776
Owens Corning	2,208	92,537
Patrick Industries, Inc. (a)	193	7,622
PGT, Inc. (a)	878	10,782
Ply Gem Holdings, Inc. (a)	299	3,498
Quanex Building Products Corp.	596	10,829
Simpson Manufacturing Co., Inc.	744	24,917
Trex Co., Inc. (a)	634	21,131
Universal Forest Products, Inc.	375	21,630
USG Corp. (a)(b)	1,649	43,896

		748,758

CAPITAL MARKETS — 1.7%
Arlington Asset Investment Corp. (Class A) (b)	403	5,662
Artisan Partners Asset Management, Inc.	608	21,420
Ashford, Inc. (a)	14	888
BGC Partners, Inc. (Class A)	3,224	26,501
Calamos Asset Management, Inc. (Class A)	375	3,555
CIFC Corp.	140	1,001
Cohen & Steers, Inc.	384	10,541
Cowen Group, Inc. (Class A) (a)(b)	1,982	9,038
Diamond Hill Investment Group, Inc.	81	15,069
Eaton Vance Corp.	2,140	71,519
Evercore Partners, Inc. (Class A)	698	35,068
Federated Investors, Inc. (Class B) (b)	1,745	50,431
Fifth Street Asset Management, Inc. (b)	84	628
Financial Engines, Inc. (b)	990	29,175
GAMCO Investors, Inc. (Class A)	140	7,686
Greenhill & Co., Inc.	522	14,861
HFF, Inc. (Class A)	666	22,484
Houlihan Lokey, Inc. (a)	100	2,180
Interactive Brokers Group, Inc. (Class A)	1,054	41,601
INTL. FCStone, Inc. (a)	229	5,654
Investment Technology Group, Inc.	644	8,591
Janus Capital Group, Inc. (b)	2,644	35,959
KCG Holdings, Inc. (Class A) (a)	887	9,730
Ladenburg Thalmann Financial Services, Inc. (a)	2,044	4,313
Lazard, Ltd. (Class A)	2,315	100,240
LPL Investment Holdings, Inc. (b)	1,543	61,365
Medley Management, Inc. (Class A)	100	662
Moelis & Co. (Class A) (b)	354	9,296
NorthStar Asset Management Group, Inc.	3,613	51,883
OM Asset Management PLC	404	6,230
Oppenheimer Holdings, Inc. (Class A)	233	4,662
Piper Jaffray Co., Inc. (a)	294	10,634
Pzena Investment Management, Inc. (Class A)	228	2,029
Raymond James Financial, Inc.	2,341	116,184
RCS Capital Corp. (Class A) (a)(b)	951	770
Safeguard Scientifics, Inc. (a)(b)	385	5,983
SEI Investments Co.	2,535	122,263
Stifel Financial Corp. (a)	1,217	51,236
TD Ameritrade Holding Corp.	4,855	154,583
Virtu Financial, Inc. (Class A) (b)	328	7,518
Virtus Investment Partners, Inc. (b)	144	14,472
Waddell & Reed Financial, Inc. (Class A) (b)	1,503	52,259
Westwood Holdings Group, Inc.	155	8,424
WisdomTree Investments, Inc. (b)	2,049	33,050

		1,247,298

CHEMICALS — 2.2%
A. Schulman, Inc.	515	16,722
Albemarle Corp.	2,064	91,022
American Vanguard Corp. (b)	613	7,086
Ashland, Inc.	1,204	121,146
Axalta Coating Systems, Ltd. (a)	1,813	45,941
Axiall Corp.	1,285	20,162
Balchem Corp. (b)	546	33,180
Cabot Corp.	1,129	35,631
Calgon Carbon Corp.	974	15,175
Celanese Corp. (Series A)	2,786	164,848
Chase Corp.	157	6,184
Chemours Co.	3,216	20,808
Chemtura Corp. (a)	1,173	33,571
Core Molding Technologies, Inc. (a)	164	3,026
Cytec Industries, Inc.	1,345	99,328
Ferro Corp. (a)	1,277	13,983
Flotek Industries, Inc. (a)	998	16,667
FutureFuel Corp.	461	4,555
H.B. Fuller Co.	930	31,564
Hawkins, Inc.	199	7,661
Huntsman Corp.	3,669	35,553
Innophos Holdings, Inc.	359	14,231
Innospec, Inc.	451	20,976
Intrepid Potash, Inc. (a)	987	5,468
KMG Chemicals, Inc.	147	2,836
Koppers Holdings, Inc.	370	7,463
Kraton Performance Polymers, Inc. (a)	593	10,615
Kronos Worldwide, Inc. (b)	410	2,546
LSB Industries, Inc. (a)	378	5,791
Minerals Technologies, Inc.	661	31,834
NewMarket Corp. (b)	152	54,264
Olin Corp. (b)	1,398	23,500
OM Group, Inc.	518	17,037
Omnova Solutions, Inc. (a)	999	5,534
Platform Specialty Products Corp. (a)	2,415	30,550
PolyOne Corp.	1,673	49,086
Quaker Chemical Corp.	268	20,657
Rayonier Advanced Materials, Inc.	796	4,872
Rentech, Inc. (a)	456	2,554
RPM International, Inc.	2,479	103,845
Scotts Miracle-Gro Co. (Class A)	836	50,846
Senomyx, Inc. (a)(b)	743	3,314
Sensient Technologies Corp.	836	51,247
Stepan Co.	384	15,978
Trecora Resources (a)	375	4,657
Tredegar Corp.	441	5,768
Trinseo SA (a)(b)	211	5,328
Tronox, Ltd. (Class A) (b)	1,165	5,091
Valhi, Inc. (b)	328	620
Valspar Corp.	1,493	107,317
W.R. Grace & Co. (a)	1,337	124,408

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Westlake Chemical Corp.	796	$41,304

		1,653,350

COMMERCIAL SERVICES & SUPPLIES — 1.5%
ABM Industries, Inc.	972	26,545
ACCO Brands Corp. (a)	1,981	14,006
ARC Document Solutions, Inc. (a)	762	4,534
Brady Corp. (Class A)	909	17,871
Brink’s Co.	896	24,201
Casella Waste Systems, Inc. (Class A) (a)	757	4,391
Ceco Environmental Corp.	440	3,604
Civeo Corp.	1,715	2,538
Clean Harbors, Inc. (a)(b)	1,132	49,774
Copart, Inc. (a)	2,300	75,670
Covanta Holding Corp.	2,005	34,987
Deluxe Corp.	976	54,402
Ennis, Inc.	536	9,305
Essendant, Inc.	664	21,534
G & K Services, Inc. (Class A)	375	24,982
Healthcare Services Group, Inc. (b)	1,265	42,630
Heritage-Crystal Clean, Inc. (a)	145	1,489
Herman Miller, Inc.	1,100	31,724
HNI Corp.	814	34,921
Innerworkings, Inc. (a)	515	3,219
Interface, Inc.	1,224	27,467
KAR Auction Services, Inc.	2,618	92,939
Kimball International, Inc. (Class B)	689	6,518
Knoll, Inc.	900	19,782
Matthews International Corp. (Class A)	569	27,864
McGrath Rentcorp	442	11,797
Mobile Mini, Inc.	881	27,126
MSA Safety, Inc.	522	20,864
Multi-Color Corp.	223	17,057
NL Industries, Inc. (a)	138	413
Quad Graphics, Inc.	537	6,498
R.R. Donnelley & Sons Co. (b)	3,747	54,556
Rollins, Inc.	1,680	45,142
SP Plus Corp. (a)	302	6,991
Steelcase, Inc. (Class A)	1,489	27,412
Team, Inc. (a)	370	11,884
Tetra Tech, Inc.	1,089	26,474
TRC Cos., Inc. (a)	328	3,880
UniFirst Corp.	304	32,470
US Ecology, Inc.	384	16,762
Viad Corp.	370	10,726
Waste Connections, Inc.	2,324	112,900
West Corp.	959	21,482

		1,111,331

COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	969	14,147
Aerohive Networks, Inc. (a)	412	2,464
Alliance Fiber Optic Products, Inc.	323	5,520
Applied Optoelectronics, Inc. (a)	310	5,822
Arista Networks, Inc. (a)(b)	602	36,836
Arris Group, Inc. (a)	2,438	63,315
Bel Fuse, Inc. (Class B)	233	4,530
Black Box Corp.	299	4,407
Brocade Communications Systems, Inc.	7,633	79,231
CalAmp Corp. (a)	681	10,957
Calix, Inc. (a)	842	6,559
Ciena Corp. (a)	2,244	46,496
Clearfield, Inc. (a)(b)	274	3,680
CommScope Holding Co., Inc. (a)	1,947	58,468
Comtech Telecommunications Corp.	294	6,059
Digi International, Inc. (a)	536	6,319
EchoStar Corp. (Class A) (a)	805	34,639
EMCORE Corp. (a)	412	2,802
Extreme Networks, Inc. (a)	1,908	6,411
Finisar Corp. (a)	1,925	21,425
Harmonic, Inc. (a)	1,755	10,179
Infinera Corp. (a)(b)	2,436	47,648
InterDigital, Inc.	631	31,929
Ixia (a)	1,138	16,490
KVH Industries, Inc. (a)	299	2,990
Lumentum Holdings, Inc. (a)	835	14,153
Netgear, Inc. (a)	637	18,581
Netscout Systems, Inc. (a)	1,670	59,068
Novatel Wireless, Inc. (a)	660	1,459
Oclaro, Inc. (a)	1,905	4,382
Palo Alto Networks, Inc. (a)(b)	1,314	226,008
Plantronics, Inc.	626	31,832
Polycom, Inc. (a)	2,375	24,890
Ruckus Wireless, Inc. (a)	1,236	14,684
ShoreTel, Inc. (a)	1,226	9,158
Sonus Networks, Inc. (a)	921	5,268
Ubiquiti Networks, Inc. (b)	537	18,199
ViaSat, Inc. (a)(b)	750	48,217
Viavi Solutions, Inc. (a)	4,171	22,398

		1,027,620

CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)(b)	2,705	74,415
Aegion Corp. (a)	666	10,976
Ameresco, Inc. (Class A) (a)(b)	375	2,205
Argan, Inc.	209	7,248
Chicago Bridge & Iron Co. NV (b)	1,852	73,450
Comfort Systems USA, Inc.	680	18,537
Dycom Industries, Inc. (a)	630	45,587
EMCOR Group, Inc.	1,132	50,091
Furmanite Corp. (a)	760	4,621
Granite Construction, Inc.	671	19,909
Great Lakes Dredge & Dock Corp. (a)	1,221	6,154
HC2 Holdings, Inc. (a)(b)	328	2,299
KBR, Inc.	2,598	43,283
Mastec, Inc. (a)	1,229	19,455
MYR Group, Inc. (a)	365	9,563
Northwest Pipe Co. (a)	141	1,841
NV5 Holdings, Inc. (a)(b)	84	1,559
Orion Marine Group, Inc. (a)	527	3,151
Primoris Services Corp. (b)	674	12,071
Tutor Perini Corp. (a)	664	10,929

		417,344

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	930	63,630
Headwaters, Inc. (a)	1,352	25,418
Summit Materials, Inc. (Class A) (a)	496	9,310
United States Lime & Minerals, Inc.	52	2,374
US Concrete, Inc. (a)	233	11,135

		111,867

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

CONSUMER FINANCE — 0.8%
Ally Financial, Inc. (a)	8,753	$178,386
Cash America International, Inc. (b)	516	14,433
Credit Acceptance Corp. (a)(b)	152	29,924
Encore Capital Group, Inc. (a)(b)	447	16,539
Enova International, Inc. (a)	472	4,824
Ezcorp, Inc. (Class A) (a)	1,071	6,608
First Cash Financial Services, Inc. (a)	508	20,350
Green Dot Corp. (Class A) (a)(b)	780	13,728
JG Wentworth Co. (Class A) (a)(b)	190	937
LendingClub Corp. (a)(b)	1,236	16,352
Nelnet, Inc. (Class A)	438	15,159
PRA Group, Inc. (a)(b)	849	44,929
Regional Management Corp. (a)	197	3,053
Santander Consumer USA Holdings, Inc. (a)	1,628	33,244
SLM Corp. (a)	7,617	56,366
Springleaf Holdings, Inc. (a)	991	43,327
Synchrony Financial (a)(b)	2,307	72,209
World Acceptance Corp. (a)(b)	99	2,657

		573,025

CONTAINERS & PACKAGING — 0.9%
AEP Industries, Inc. (a)	71	4,070
AptarGroup, Inc.	1,136	74,931
Bemis Co., Inc.	1,756	69,485
Berry Plastics Group, Inc. (a)	2,171	65,282
Crown Holdings, Inc. (a)	2,595	118,721
Graphic Packaging Holding Co.	6,034	77,175
Greif, Inc. (Class A) (b)	592	18,891
Myers Industries, Inc.	501	6,713
Packaging Corp. of America	1,782	107,205
Silgan Holdings, Inc.	728	37,885
Sonoco Products Co.	1,898	71,631

		651,989

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc. (b)	440	28,798
Fenix Parts, Inc. (a)	248	1,657
LKQ Corp. (a)	5,595	158,674
Pool Corp.	758	54,804
VOXX International Corp. (a)	384	2,849
Weyco Group, Inc.	157	4,245

		251,027

DIVERSIFIED CONSUMER SERVICES — 0.7%
2U, Inc. (a)	439	15,760
American Public Education, Inc. (a)	290	6,801
Apollo Education Group, Inc. (a)	1,754	19,399
Ascent Capital Group, Inc. (Class A) (a)	257	7,037
Bridgepoint Education, Inc. (a)	384	2,926
Bright Horizons Family Solutions, Inc. (a)	704	45,225
Cambium Learning Group, Inc. (a)	248	1,183
Capella Education Co.	228	11,291
Career Education Corp. (a)	1,148	4,316
Carriage Services, Inc.	299	6,455
Chegg, Inc. (a)	1,345	9,697
Collectors Universe, Inc.	106	1,598
DeVry Education Group, Inc. (b)	1,100	29,931
Graham Holdings Co. (Class B)	65	37,505
Grand Canyon Education, Inc. (a)	868	32,975
Houghton Mifflin Harcourt Co. (a)	2,464	50,044
K12, Inc. (a)	640	7,962
Liberty Tax, Inc.	71	1,654
LifeLock, Inc. (a)(b)	1,532	13,420
Regis Corp. (a)	813	10,650
Service Corp. International	3,741	101,381
ServiceMaster Global Holdings, Inc. (a)	1,911	64,114
Sotheby’s (b)	1,126	36,010
Steiner Leisure, Ltd. (a)	254	16,048
Strayer Education, Inc. (a)	228	12,533
Universal Technical Institute, Inc.	461	1,618
Weight Watchers International, Inc. (a)(b)	504	3,216

		550,749

DIVERSIFIED FINANCIAL SERVICES — 0.7%
CBOE Holdings, Inc.	1,493	100,151
FNFV Group (a)	1,475	17,287
Gain Capital Holdings, Inc. (b)	430	3,130
MarketAxess Holdings, Inc.	703	65,295
Marlin Business Services Corp.	147	2,262
MSCI, Inc. (Class A)	2,105	125,163
NewStar Financial, Inc. (a)	536	4,395
On Deck Capital, Inc. (a)(b)	248	2,455
Pico Holdings, Inc. (a)	458	4,434
Resource America, Inc. (Class A)	223	1,483
Tiptree Financial, Inc. (Class A) (b)	496	3,174
Voya Financial, Inc.	4,254	164,928

		494,157

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
8x8, Inc. (a)	1,573	13,009
Atlantic Tele-Network, Inc.	215	15,895
Cincinnati Bell, Inc. (a)	3,766	11,750
Cogent Communications Holdings, Inc. (b)	783	21,266
Consolidated Communications Holdings, Inc. (b)	954	18,384
Fairpoint Communications, Inc. (a)	385	5,933
General Communication, Inc. (Class A) (a)	598	10,321
Globalstar, Inc. (a)(b)	8,464	13,288
Hawaiian Telcom Holdco, Inc. (a)	233	4,842
IDT Corp. (Class B)	302	4,319
inContact, Inc. (a)(b)	1,061	7,968
Inteliquent, Inc.	609	13,599
Intelsat SA (a)(b)	460	2,958
Iridium Communications, Inc. (a)(b)	1,498	9,213
Lumos Networks Corp.	297	3,611
ORBCOMM, Inc. (a)(b)	1,178	6,573
Pacific DataVision, Inc. (a)(b)	248	7,415
Premiere Global Services, Inc. (a)	831	11,418
Straight Path Communications, Inc. (Class B) (a)(b)	164	6,627
Vonage Holdings Corp. (a)	3,110	18,287
Windstream Holdings, Inc. (b)	1,870	11,482
Zayo Group Holdings, Inc. (a)(b)	2,644	67,052

		285,210

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	904	45,643
Cleco Corp.	1,142	60,800

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

El Paso Electric Co.	747	$27,505
Empire District Electric Co.	830	18,285
Genie Energy, Ltd. (Class B)	248	2,041
Great Plains Energy, Inc.	2,783	75,197
Hawaiian Electric Industries, Inc.	1,950	55,946
IDACORP, Inc. (b)	935	60,504
ITC Holdings Corp.	2,827	94,252
MGE Energy, Inc.	676	27,844
OGE Energy Corp.	3,686	100,849
Otter Tail Corp.	670	17,460
PNM Resources, Inc.	1,404	39,382
Portland General Electric Co.	1,612	59,596
UIL Holdings Corp.	1,035	52,029
Unitil Corp.	257	9,478
Westar Energy, Inc.	2,596	99,790

		846,601

ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	797	139,937
Allied Motion Technologies, Inc.	84	1,493
AZZ, Inc.	441	21,472
Babcock & Wilcox Enterprises, Inc. (a)	969	16,279
Encore Wire Corp.	370	12,088
EnerSys	786	42,114
Enphase Energy, Inc. (a)(b)	299	1,106
Franklin Electric Co., Inc.	819	22,302
FuelCell Energy, Inc. (a)(b)	3,186	2,341
Generac Holdings, Inc. (a)(b)	1,268	38,154
General Cable Corp.	901	10,722
Hubbell, Inc. (Class B)	1,053	89,452
LSI Industries, Inc.	461	3,891
Plug Power, Inc. (a)(b)	3,070	5,618
Powell Industries, Inc.	193	5,809
Power Solutions International, Inc. (a)(b)	65	1,476
PowerSecure International, Inc. (a)	384	4,424
Preformed Line Products Co.	81	3,009
Regal Beloit Corp.	838	47,305
SolarCity Corp. (a)(b)	1,126	48,092
Sunrun, Inc. (a)	300	3,111
Thermon Group Holdings, Inc. (a)	611	12,556
Vicor Corp. (a)	385	3,927

		536,678

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Agilysys, Inc. (a)	309	3,436
Anixter International, Inc. (a)	524	30,277
Arrow Electronics, Inc. (a)	1,743	96,353
Avnet, Inc.	2,455	104,779
AVX Corp.	863	11,297
Badger Meter, Inc. (b)	293	17,012
Belden, Inc.	828	38,659
Benchmark Electronics, Inc. (a)	952	20,716
CDW Corp.	2,454	100,270
Checkpoint Systems, Inc.	836	6,061
Cognex Corp.	1,631	56,057
Coherent, Inc. (a)	446	24,396
Control4 Corp. (a)(b)	211	1,722
CTS Corp.	604	11,180
Daktronics, Inc.	766	6,641
Dolby Laboratories, Inc. (Class A) (b)	894	29,144
DTS, Inc. (a)	278	7,423
Electro Rent Corp.	384	3,986
Fabrinet (a)	617	11,310
FARO Technologies, Inc. (a)(b)	334	11,690
FEI Co. (b)	805	58,797
Fitbit, Inc. (Class A) (a)	800	30,152
GSI Group, Inc. (a)	610	7,765
II-VI, Inc. (a)	907	14,585
Ingram Micro, Inc. (Class A)	2,805	76,408
Insight Enterprises, Inc. (a)	704	18,198
InvenSense, Inc. (a)	1,350	12,542
IPG Photonics Corp. (a)	638	48,469
Itron, Inc. (a)	666	21,252
Jabil Circuit, Inc.	3,644	81,516
Keysight Technologies, Inc. (a)	3,117	96,128
Kimball Electronics, Inc. (a)	516	6,156
Knowles Corp. (a)(b)	1,566	28,861
Littelfuse, Inc.	440	40,106
Mercury Computer Systems, Inc. (a)	687	10,930
Mesa Laboratories, Inc.	81	9,023
Methode Electronics, Inc. (Class A)	703	22,426
Mettler-Toledo International, Inc. (a)	509	144,933
MTS Systems Corp.	299	17,973
Multi-Fineline Electronix, Inc. (a)	147	2,455
National Instruments Corp.	2,015	55,997
Newport Corp. (a)	750	10,313
OSI Systems, Inc. (a)	373	28,706
Park Electrochemical Corp.	365	6,420
PC Connection, Inc.	141	2,923
Plexus Corp. (a)	629	24,267
RealD, Inc. (a)	759	7,294
Rofin-Sinar Technologies, Inc. (a)	517	13,406
Rogers Corp. (a)	326	17,337
Sanmina Corp. (a)	1,533	32,760
Scansource, Inc. (a)	522	18,510
SYNNEX Corp.	536	45,592
Tech Data Corp. (a)	629	43,087
Trimble Navigation, Ltd. (a)	4,805	78,898
TTM Technologies, Inc. (a)	1,111	6,922
Universal Display Corp. (a)	747	25,323
Vishay Intertechnology, Inc. (b)	2,516	24,380
Vishay Precision Group, Inc. (a)	223	2,585
Zebra Technologies Corp. (Class A) (a)	928	71,038

		1,856,842

ENERGY EQUIPMENT & SERVICES — 1.0%
Atwood Oceanics, Inc. (b)	1,151	17,046
Basic Energy Services, Inc. (a)(b)	612	2,020
Bristow Group, Inc.	663	17,344
C&J Energy Services, Ltd. (a)(b)	910	3,203
CARBO Ceramics, Inc. (b)	368	6,988
Dril-Quip, Inc. (a)	736	42,850
Era Group, Inc. (a)	370	5,539
Exterran Holdings, Inc.	1,253	22,554
Fairmount Santrol Holdings, Inc. (a)(b)	1,208	3,262
Forum Energy Technologies, Inc. (a)(b)	1,070	13,065
Frank’s International NV (b)	665	10,194
Geospace Technologies Corp. (a)(b)	218	3,011
Gulfmark Offshore, Inc. (Class A) (b)	525	3,208
Helix Energy Solutions Group, Inc. (a)	1,963	9,403
Hornbeck Offshore Services, Inc. (a)(b)	590	7,983
Independence Contract Drilling, Inc. (a)(b)	106	528

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

ION Geophysical Corp. (a)(b)	2,654	$1,035
Key Energy Services, Inc. (a)(b)	2,383	1,120
Matrix Service Co. (a)	536	12,044
McDermott International, Inc. (a)(b)	4,288	18,438
Nabors Industries, Ltd.	5,946	56,190
Natural Gas Services Group, Inc. (a)	223	4,304
Newpark Resources, Inc. (a)	1,450	7,424
Noble Corp. PLC (b)	4,400	48,004
Nordic American Offshore, Ltd. (a)(b)	404	2,424
North Atlantic Drilling, Ltd. (b)	1,429	1,100
Oceaneering International, Inc.	1,793	70,429
Oil States International, Inc. (a)	955	24,954
Parker Drilling Co. (a)	2,438	6,412
Patterson-UTI Energy, Inc.	2,616	34,374
PHI, Inc. (a)	221	4,173
Pioneer Energy Services Corp. (a)	1,303	2,736
RigNet, Inc. (a)(b)	223	5,687
Rowan Cos. PLC (Class A)	2,227	35,966
RPC, Inc. (b)	990	8,762
SEACOR Holdings, Inc. (a)(b)	291	17,405
Seadrill, Ltd. (b)	6,967	41,105
Seventy Seven Energy, Inc. (a)(b)	743	1,025
Superior Energy Services, Inc.	2,715	34,290
Tesco Corp.	610	4,355
Tetra Technologies, Inc. (a)	1,600	9,456
Tidewater, Inc. (b)	860	11,300
Unit Corp. (a)(b)	907	10,213
US Silica Holdings, Inc.	989	13,935
Weatherford International PLC (a)(b)	14,152	120,009

		776,867

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	524	17,847
Casey’s General Stores, Inc.	716	73,691
Chefs’ Warehouse, Inc. (a)(b)	309	4,375
Fairway Group Holdings Corp. (a)(b)	299	314
Fresh Market, Inc. (a)	811	18,320
Ingles Markets, Inc. (Class A)	221	10,570
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	145	3,290
PriceSmart, Inc. (b)	375	29,003
Rite Aid Corp. (a)(b)	17,982	109,151
Smart & Final Stores, Inc. (a)	448	7,038
SpartanNash Co.	647	16,725
Sprouts Farmers Market, Inc. (a)(b)	2,724	57,476
SUPERVALU, Inc. (a)	4,660	33,459
United Natural Foods, Inc. (a)	923	44,775
Village Super Market, Inc. (Class A)	157	3,707
Weis Markets, Inc.	228	9,519

		439,260

FOOD PRODUCTS — 1.7%
Alico, Inc. (b)	81	3,288
Amplify Snack Brands, Inc. (a)	300	3,213
Arcadia Biosciences, Inc. (a)	164	500
B&G Foods, Inc. (b)	1,041	37,945
Blue Buffalo Pet Products, Inc. (a)	700	12,537
Boulder Brands, Inc. (a)(b)	972	7,961
Bunge, Ltd.	2,579	189,041
Cal-Maine Foods, Inc. (b)	592	32,329
Calavo Growers, Inc.	269	12,008
Darling Ingredients, Inc. (a)	2,931	32,944
Dean Foods Co.	1,671	27,605
Diamond Foods, Inc. (a)	460	14,196
Farmer Brothers Co. (a)	160	4,360
Flowers Foods, Inc.	3,213	79,490
Fresh Del Monte Produce, Inc.	591	23,350
Freshpet, Inc. (a)(b)	400	4,200
Hain Celestial Group, Inc. (a)(b)	1,865	96,234
Ingredion, Inc.	1,306	114,027
Inventure Foods, Inc. (a)(b)	309	2,744
J&J Snack Foods Corp.	304	34,553
John B Sanfilippo & Son, Inc.	147	7,535
Lancaster Colony Corp.	364	35,483
Landec Corp. (a)	536	6,255
Lifeway Foods, Inc. (a)	71	744
Limoneira Co. (b)	233	3,898
Omega Protein Corp. (a)	375	6,364
Pilgrim’s Pride Corp. (b)	1,176	24,437
Pinnacle Foods, Inc.	2,177	91,173
Post Holdings, Inc. (a)	1,101	65,069
Sanderson Farms, Inc. (b)	367	25,165
Seaboard Corp. (a)	5	15,395
Seneca Foods Corp. (Class A) (a)	147	3,873
Snyders-Lance, Inc.	903	30,458
Tootsie Roll Industries, Inc. (b)	314	9,825
TreeHouse Foods, Inc. (a)	781	60,754
WhiteWave Foods Co. (Class A) (a)	3,176	127,516

		1,246,469

GAS UTILITIES — 1.0%
Atmos Energy Corp.	1,840	107,051
Chesapeake Utilities Corp.	302	16,030
Laclede Group, Inc.	799	43,569
National Fuel Gas Co. (b)	1,570	78,469
New Jersey Resources Corp.	1,524	45,766
Northwest Natural Gas Co.	511	23,424
ONE Gas, Inc. (b)	944	42,791
Piedmont Natural Gas Co., Inc.	1,444	57,861
Questar Corp.	3,134	60,831
South Jersey Industries, Inc.	1,196	30,199
Southwest Gas Corp.	900	52,488
UGI Corp.	3,140	109,335
WGL Holdings, Inc.	883	50,923

		718,737

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abaxis, Inc. (b)	440	19,356
ABIOMED, Inc. (a)	757	70,219
Accuray, Inc. (a)	1,528	7,632
Alere, Inc. (a)	1,535	73,910
Align Technology, Inc. (a)	1,537	87,240
Analogic Corp. (b)	223	18,295
AngioDynamics, Inc. (a)	461	6,081
Anika Therapeutics, Inc. (a)	269	8,562
Antares Pharma, Inc. (a)(b)	2,279	3,874
AtriCure, Inc. (a)	465	10,188
Atrion Corp.	30	11,249
Cantel Medical Corp.	593	33,623
Cardiovascular Systems, Inc. (a)	516	8,173
Cerus Corp. (a)(b)	1,944	8,826
ConforMIS, Inc. (a)	200	3,612
CONMED Corp.	522	24,920
Cooper Cos., Inc.	891	132,634

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Corindus Vascular Robotics, Inc. (a)(b)	412	$1,273
CryoLife, Inc.	525	5,108
Cutera, Inc. (a)	248	3,244
Cyberonics, Inc. (a)	522	31,727
Cynosure, Inc. (Class A) (a)	378	11,355
DexCom, Inc. (a)	1,494	128,275
Endologix, Inc. (a)(b)	1,264	15,497
Entellus Medical, Inc. (a)	84	1,514
Exactech, Inc. (a)	237	4,131
GenMark Diagnostics, Inc. (a)(b)	775	6,099
Glaukos Corp. (a)	100	2,419
Globus Medical, Inc. (Class A) (a)	1,251	25,846
Greatbatch, Inc. (a)	446	25,163
Haemonetics Corp. (a)	995	32,158
Halyard Health, Inc. (a)(b)	849	24,146
HealthStream, Inc. (a)	470	10,251
HeartWare International, Inc. (a)(b)	328	17,158
Hill-Rom Holdings, Inc.	1,083	56,305
Hologic, Inc. (a)	4,470	174,911
ICU Medical, Inc. (a)	251	27,485
IDEXX Laboratories, Inc. (a)(b)	1,710	126,968
Inogen, Inc. (a)	264	12,817
Insulet Corp. (a)(b)	1,030	26,687
Integra LifeSciences Holdings Corp. (a)	568	33,824
Invacare Corp.	609	8,812
InVivo Therapeutics Holdings Corp. (a)(b)	496	4,276
iRadimed Corp. (a)	84	2,046
K2M Group Holdings, Inc. (a)	376	6,994
LDR Holding Corp. (a)	462	15,953
LeMaitre Vascular, Inc.	248	3,023
Masimo Corp. (a)	786	30,308
Meridian Bioscience, Inc.	754	12,893
Merit Medical Systems, Inc. (a)	831	19,869
Natus Medical, Inc. (a)	610	24,065
Neogen Corp. (a)	701	31,538
Nevro Corp. (a)(b)	311	14,427
NuVasive, Inc. (a)	867	41,807
NxStage Medical, Inc. (a)	1,141	17,994
OraSure Technologies, Inc. (a)	1,148	5,097
Orthofix International NV (a)	375	12,656
Oxford Immunotec Global PLC (a)(b)	308	4,158
Quidel Corp. (a)(b)	522	9,855
ResMed, Inc.	2,564	130,661
Rockwell Medical, Inc. (a)(b)	914	7,047
RTI Surgical, Inc. (a)	1,138	6,464
SeaSpine Holdings Corp. (a)	157	2,543
Second Sight Medical Products, Inc. (a)(b)	248	1,471
Sientra, Inc. (a)	100	1,015
Sirona Dental Systems, Inc. (a)	983	91,753
Spectranetics Corp. (a)(b)	743	8,760
Staar Surgical Co. (a)(b)	763	5,921
STERIS Corp. (b)	1,083	70,363
SurModics, Inc. (a)	218	4,761
Tandem Diabetes Care, Inc. (a)(b)	190	1,674
Teleflex, Inc. (b)	769	95,518
Thoratec Corp. (a)	947	59,907
TransEnterix, Inc. (a)(b)	496	1,121
Unilife Corp. (a)(b)	2,320	2,273
Utah Medical Products, Inc.	76	4,094
Vascular Solutions, Inc. (a)	294	9,529
Veracyte, Inc. (a)(b)	248	1,163
West Pharmaceutical Services, Inc.	1,314	71,114
Wright Medical Group NV (a)	638	13,009
Wright Medical Group, Inc. (a)(b)	930	19,549
Zeltiq Aesthetics, Inc. (a)	575	18,417

		2,226,653

HEALTH CARE PROVIDERS & SERVICES — 2.5%
AAC Holdings, Inc. (a)(b)	100	2,225
Acadia Healthcare Co., Inc. (a)(b)	961	63,685
Aceto Corp.	525	14,411
Addus HomeCare Corp. (a)	149	4,641
Adeptus Health, Inc. (Class A) (a)(b)	106	8,561
Air Methods Corp. (a)(b)	705	24,033
Alliance HealthCare Services, Inc. (a)	71	693
Almost Family, Inc. (a)	147	5,887
Amedisys, Inc. (a)	498	18,909
AMN Healthcare Services, Inc. (a)	825	24,758
AmSurg Corp. (a)	870	67,608
athenahealth, Inc. (a)(b)	707	94,278
BioScrip, Inc. (a)(b)	1,227	2,295
BioTelemetry, Inc. (a)	532	6,512
Brookdale Senior Living, Inc. (a)(b)	3,377	77,536
Capital Senior Living Corp. (a)	517	10,366
Centene Corp. (a)	2,146	116,378
Chemed Corp.	329	43,912
Civitas Solutions, Inc. (a)	200	4,584
Community Health Systems, Inc. (a)	2,144	91,699
Corvel Corp. (a)	144	4,651
Cross Country Healthcare, Inc. (a)	527	7,172
Diplomat Pharmacy, Inc. (a)(b)	714	20,513
Ensign Group, Inc.	521	22,210
Envision Healthcare Holdings, Inc. (a)	3,377	124,240
ExamWorks Group, Inc. (a)(b)	790	23,100
Five Star Quality Care, Inc. (a)	830	2,565
Genesis Healthcare, Inc. (a)	675	4,138
Hanger, Inc. (a)	683	9,316
Health Net, Inc. (a)	1,388	83,585
HealthEquity, Inc. (a)	608	17,966
HealthSouth Corp.	1,731	66,418
Healthways, Inc. (a)	585	6,505
HMS Holdings Corp. (a)	1,586	13,909
IPC Healthcare, Inc. (a)	294	22,841
Kindred Healthcare, Inc.	1,492	23,499
Landauer, Inc. (b)	204	7,546
LHC Group, Inc. (a)	223	9,984
LifePoint Health, Inc. (a)	833	59,060
Magellan Health, Inc. (a)	527	29,212
MEDNAX, Inc. (a)(b)	1,732	133,000
Molina Healthcare, Inc. (a)(b)	717	49,365
National Healthcare Corp.	213	12,970
National Research Corp. (Class A)	237	2,830
Nobilis Health Corp. (a)(b)	576	3,007
Owens & Minor, Inc. (b)	1,106	35,326
PharMerica Corp. (a)	528	15,032
Premier, Inc. (Class A) (a)	649	22,306
Providence Service Corp. (a)	233	10,154
RadNet, Inc. (a)	634	3,519
Select Medical Holdings Corp.	1,907	20,577
Surgical Care Affiliates, Inc. (a)	438	14,318
Team Health Holdings, Inc. (a)	1,304	70,455

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Teladoc, Inc. (a)	200	$4,458
Triple-S Management Corp. (Class B) (a)	449	7,997
Trupanion, Inc. (a)(b)	328	2,476
Universal American Corp. (a)	759	5,192
US Physical Therapy, Inc.	223	10,010
VCA, Inc. (a)	1,476	77,711
WellCare Health Plans, Inc. (a)(b)	811	69,892

		1,811,996

HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	3,257	40,387
Castlight Health, Inc. (Class B) (a)(b)	711	2,986
Computer Programs and Systems, Inc. (b)	228	9,606
Connecture, Inc. (a)(b)	164	748
Evolent Health, Inc. (Class A) (a)	100	1,596
Imprivata, Inc. (a)	84	1,493
IMS Health Holdings, Inc. (a)	2,465	71,731
Inovalon Holdings, Inc. (Class A) (a)(b)	496	10,332
MedAssets, Inc. (a)	1,136	22,788
Medidata Solutions, Inc. (a)(b)	1,004	42,278
Merge Healthcare, Inc. (a)	1,286	9,130
Omnicell, Inc. (a)	683	21,241
Press Ganey Holdings, Inc. (a)	164	4,853
Veeva Systems, Inc. (Class A) (a)(b)	1,287	30,129
Vocera Communications, Inc. (a)	459	5,237

		274,535

HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	3,579	106,082
Belmond, Ltd. (Class A) (a)	1,797	18,168
Biglari Holdings, Inc. (a)	35	12,801
BJ’s Restaurants, Inc. (a)	388	16,696
Bloomin’ Brands, Inc.	2,268	41,232
Bob Evans Farms, Inc.	461	19,984
Bojangles’, Inc. (a)(b)	164	2,772
Boyd Gaming Corp. (a)	1,427	23,260
Bravo Brio Restaurant Group, Inc. (a)	375	4,226
Brinker International, Inc. (b)	1,125	59,254
Buffalo Wild Wings, Inc. (a)	348	67,314
Caesars Acquisition Co. (Class A) (a)	849	6,028
Caesars Entertainment Corp. (a)(b)	962	5,666
Carrols Restaurant Group, Inc. (a)	613	7,295
Cheesecake Factory, Inc.	955	51,532
Choice Hotels International, Inc.	630	30,019
Churchill Downs, Inc.	237	31,713
Chuy’s Holdings, Inc. (a)	297	8,435
ClubCorp Holdings, Inc.	796	17,082
Cracker Barrel Old Country Store, Inc. (b)	375	55,230
Dave & Buster’s Entertainment, Inc. (a)	428	16,191
Del Frisco’s Restaurant Group, Inc. (a)	442	6,139
Denny’s Corp. (a)	1,516	16,721
Diamond Resorts International, Inc. (a)(b)	753	17,613
DineEquity, Inc.	334	30,614
Domino’s Pizza, Inc.	1,053	113,629
Dunkin’ Brands Group, Inc. (b)	1,791	87,759
El Pollo Loco Holdings, Inc. (a)(b)	306	3,299
Eldorado Resorts, Inc. (a)	496	4,474
Empire Resorts, Inc. (a)(b)	200	842
Extended Stay America, Inc.	1,072	17,988
Fiesta Restaurant Group, Inc. (a)	496	22,504
Habit Restaurants, Inc. (Class A) (a)(b)	200	4,282
Hilton Worldwide Holdings, Inc.	9,538	218,802
Hyatt Hotels Corp. (Class A) (a)(b)	620	29,202
International Game Technology PLC	1,648	25,264
International Speedway Corp. (Class A)	522	16,558
Interval Leisure Group, Inc.	750	13,770
Intrawest Resorts Holdings, Inc. (a)	384	3,325
Isle of Capri Casinos, Inc. (a)	461	8,040
J. Alexander’s Holdings, Inc. (a)	255	2,540
Jack in the Box, Inc.	663	51,077
Jamba, Inc. (a)(b)	294	4,189
Kona Grill, Inc. (a)	164	2,583
Krispy Kreme Doughnuts, Inc. (a)	1,164	17,029
La Quinta Holdings, Inc. (a)	1,673	26,400
Las Vegas Sands Corp.	6,709	254,741
Marcus Corp.	384	7,427
Marriott Vacations Worldwide Corp.	524	35,705
MGM Resorts International (a)	8,097	149,390
Monarch Casino & Resort, Inc. (a)	147	2,642
Morgans Hotel Group Co. (a)(b)	534	1,773
Noodles & Co. (a)(b)	177	2,506
Norwegian Cruise Line Holdings, Ltd. (a)	2,442	139,927
Panera Bread Co. (Class A) (a)	456	88,195
Papa John’s International, Inc.	498	34,103
Papa Murphy’s Holdings, Inc. (a)(b)	108	1,585
Penn National Gaming, Inc. (a)(b)	1,409	23,643
Pinnacle Entertainment, Inc. (a)	1,148	38,848
Planet Fitness, Inc. (Class A) (a)	300	5,142
Popeyes Louisiana Kitchen, Inc. (a)	446	25,137
Potbelly Corp. (a)(b)	490	5,395
Red Robin Gourmet Burgers, Inc. (a)	293	22,192
Ruby Tuesday, Inc. (a)	1,213	7,533
Ruth’s Hospitality Group, Inc.	609	9,890
Scientific Games Corp. (Class A) (a)(b)	911	9,520
SeaWorld Entertainment, Inc. (b)	1,283	22,850
Shake Shack, Inc. (Class A) (a)	84	3,982
Six Flags Entertainment Corp. (b)	1,372	62,810
Sonic Corp. (b)	953	21,871
Speedway Motorsports, Inc.	226	4,079
Texas Roadhouse, Inc. (b)	1,323	49,216
Vail Resorts, Inc.	671	70,240
Wendy’s Co.	3,970	34,340
Wingstop, Inc. (a)	100	2,398
Zoe’s Kitchen, Inc. (a)(b)	354	13,979

		2,496,682

HOUSEHOLD DURABLES — 1.4%
Bassett Furniture Industries, Inc.	164	4,567
Beazer Homes USA, Inc. (a)	537	7,158
Cavco Industries, Inc. (a)	155	10,554
Century Communities, Inc. (a)	328	6,511
CSS Industries, Inc.	147	3,872
Ethan Allen Interiors, Inc. (b)	435	11,488
Flexsteel Industries, Inc.	71	2,219
GoPro, Inc. (Class A) (a)(b)	1,658	51,763
Green Brick Partners, Inc. (a)	248	2,686
Helen of Troy, Ltd. (a)	533	47,597
Hooker Furniture Corp.	164	3,861
Hovnanian Enterprises, Inc. (Class A) (a)(b)	2,281	4,037

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Installed Building Products, Inc. (a)	354	$8,949
iRobot Corp. (a)(b)	522	15,211
Jarden Corp. (a)	3,833	187,357
KB Home (b)	1,469	19,905
La-Z-Boy, Inc.	948	25,179
LGI Homes, Inc. (a)	274	7,450
Libbey, Inc.	365	11,903
Lifetime Brands, Inc.	233	3,257
M.D.C. Holdings, Inc. (b)	666	17,436
M/I Homes, Inc. (a)	441	10,399
Meritage Homes Corp. (a)	692	25,272
NACCO Industries, Inc. (Class A)	71	3,376
New Home Co., Inc. (a)(b)	190	2,461
NVR, Inc. (a)	74	112,866
Ryland Group, Inc. (b)	905	36,951
Skullcandy, Inc. (a)	385	2,129
Standard Pacific Corp. (a)	2,694	21,552
Taylor Morrison Home Corp. (Class A) (a)(b)	638	11,905
Tempur Sealy International, Inc. (a)	1,151	82,216
Toll Brothers, Inc. (a)	3,240	110,938
TopBuild Corp. (a)	660	20,440
TRI Pointe Group, Inc. (a)	3,041	39,807
Tupperware Brands Corp. (b)	951	47,065
Universal Electronics, Inc. (a)	304	12,777
WCI Communities, Inc. (a)	259	5,861
William Lyon Homes (Class A) (a)	309	6,365
Zagg, Inc. (a)	496	3,368

		1,008,708

HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (Class A) (a)	835	13,452
Church & Dwight Co., Inc.	2,362	198,172
Energizer Holdings, Inc.	1,147	44,400
HRG Group, Inc. (a)	1,372	16,094
Oil-Dri Corp. of America	71	1,626
Orchids Paper Products Co. (b)	160	4,176
Spectrum Brands Holdings, Inc.	463	42,369
WD-40 Co.	299	26,632

		346,921

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Abengoa Yield PLC (b)	860	14,233
Atlantic Power Corp. (b)	2,435	4,529
Calpine Corp. (a)	6,868	100,273
Dynegy, Inc. (a)(b)	2,284	47,210
NRG Yield, Inc. (Class A) (b)	623	6,947
NRG Yield, Inc. (Class C) (b)	1,223	14,199
Ormat Technologies, Inc.	656	22,324
Pattern Energy Group, Inc. (b)	949	18,116
Talen Energy Corp. (a)	1,484	14,988
TerraForm Global, Inc. (Class A) (a)	800	5,328
TerraForm Power, Inc. (Class A) (a)(b)	1,061	15,088
Vivint Solar, Inc. (a)(b)	300	3,144

		266,379

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	1,180	103,108
Raven Industries, Inc. (b)	670	11,357

		114,465

INSURANCE — 4.6%
Alleghany Corp. (a)	286	133,879
Allied World Assurance Company Holdings, Ltd.	1,737	66,301
Ambac Financial Group, Inc. (a)	814	11,779
American Equity Investment Life Holding Co.	1,481	34,522
American Financial Group, Inc.	1,267	87,309
American National Insurance Co.	170	16,599
AMERISAFE, Inc.	400	19,892
Amtrust Financial Services, Inc.	747	47,046
Arch Capital Group, Ltd. (a)	2,225	163,471
Argo Group International Holdings, Ltd.	479	27,107
Arthur J. Gallagher & Co.	3,104	128,133
Aspen Insurance Holdings, Ltd.	1,131	52,558
Assured Guaranty, Ltd.	2,753	68,825
Atlas Financial Holdings, Inc. (a)	211	3,904
Axis Capital Holdings, Ltd.	1,907	102,444
Baldwin & Lyons, Inc. (Class B)	141	3,060
Brown & Brown, Inc.	2,156	66,771
Citizens, Inc. (a)(b)	923	6,849
CNA Financial Corp.	494	17,255
CNO Financial Group, Inc.	3,686	69,334
Crawford & Co. (Class B)	536	3,007
Donegal Group, Inc. (Class A)	152	2,137
eHealth, Inc. (a)(b)	375	4,804
EMC Insurance Group, Inc.	106	2,460
Employers Holdings, Inc.	607	13,530
Endurance Specialty Holdings, Ltd.	1,151	70,246
Enstar Group, Ltd. (a)	157	23,550
Erie Indemnity Co. (Class A)	464	38,484
Everest Re Group, Ltd. (b)	807	139,885
FBL Financial Group, Inc. (Class A)	178	10,951
Federated National Holding Co.	211	5,068
Fidelity & Guaranty Life	190	4,663
First American Financial Corp. (b)	1,950	76,186
FNF Group	5,188	184,018
Global Indemnity PLC (a)	141	3,690
Greenlight Capital Re, Ltd. (Class A) (a)	522	11,630
Hallmark Financial Services, Inc. (a)	309	3,550
Hanover Insurance Group, Inc.	818	63,559
HCC Insurance Holdings, Inc.	1,741	134,875
HCI Group, Inc. (b)	141	5,467
Heritage Insurance Holdings, Inc. (a)	428	8,444
Horace Mann Educators Corp.	750	24,915
Independence Holding Co.	150	1,944
Infinity Property & Casualty Corp.	228	18,363
James River Group Holdings, Ltd.	164	4,410
Kansas City Life Insurance Co.	76	3,571
Kemper Corp.	799	28,261
Maiden Holdings, Ltd. (b)	985	13,672
Markel Corp. (a)	253	202,871
MBIA, Inc. (a)	2,579	15,680
Mercury General Corp. (b)	542	27,376
National General Holdings Corp.	734	14,159
National Interstate Corp. (b)	157	4,189
National Western Life Insurance Co. (Class A)	45	10,021
Navigators Group, Inc. (a)	217	16,922
Old Republic International Corp.	4,681	73,211

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

OneBeacon Insurance Group, Ltd. (Class A)	460	$6,458
PartnerRe, Ltd.	893	124,020
Patriot National, Inc. (a)(b)	164	2,596
Primerica, Inc. (b)	929	41,870
ProAssurance Corp.	1,042	51,131
Reinsurance Group of America, Inc.	1,194	108,164
RenaissanceRe Holdings, Ltd. (b)	792	84,205
RLI Corp.	810	43,359
Safety Insurance Group, Inc.	318	17,220
Selective Insurance Group, Inc.	1,052	32,675
StanCorp Financial Group, Inc.	769	87,820
State Auto Financial Corp.	304	6,934
State National Cos., Inc.	412	3,852
Stewart Information Services Corp.	441	18,041
Symetra Financial Corp.	1,373	43,442
Third Point Reinsurance, Ltd. (a)(b)	1,499	20,162
United Fire Group, Inc.	370	12,968
United Insurance Holdings Corp. (b)	317	4,169
Universal Insurance Holdings, Inc.	611	18,049
Validus Holdings, Ltd.	1,527	68,822
W.R. Berkley Corp.	1,800	97,866
White Mountains Insurance Group, Ltd.	114	85,192

		3,375,822

INTERNET & CATALOG RETAIL — 0.8%
1-800-FLOWERS.COM, Inc. (Class A) (a)	536	4,878
Blue Nile, Inc. (a)(b)	223	7,479
Etsy, Inc. (a)(b)	328	4,490
EVINE Live, Inc. (a)(b)	750	1,965
FTD Cos., Inc. (a)	300	8,940
Groupon, Inc. (a)(b)	8,852	28,858
HSN, Inc.	607	34,745
Lands’ End, Inc. (a)(b)	308	8,319
Liberty Interactive Corp. QVC Group (Class A) (a)	8,688	227,886
Liberty TripAdvisor Holdings, Inc. (Class A) (a)	1,349	29,907
Liberty Ventures, (Series A) (a)	2,580	104,103
NutriSystem, Inc.	533	14,135
Overstock.com, Inc. (a)(b)	228	3,913
PetMed Express, Inc. (b)	371	5,973
Shutterfly, Inc. (a)	655	23,416
Travelport Worldwide, Ltd.	1,904	25,171
Wayfair, Inc. (Class A) (a)(b)	358	12,552
zulily, Inc. (Class A) (a)	1,193	20,758

		567,488

INTERNET SOFTWARE & SERVICES — 2.5%
Actua Corp. (a)	759	8,926
Alarm.com Holdings, Inc. (a)	100	1,166
Amber Road, Inc. (a)(b)	106	447
Angie’s List, Inc. (a)(b)	833	4,198
Apigee Corp. (a)(b)	84	886
Appfolio, Inc. (Class A) (a)	100	1,685
Bankrate, Inc. (a)	1,226	12,689
Bazaarvoice, Inc. (a)	995	4,487
Benefitfocus, Inc. (a)(b)	95	2,969
Blucora, Inc. (a)	756	10,410
Box, Inc. (Class A) (a)(b)	248	3,120
Brightcove, Inc. (a)	522	2,568
Carbonite, Inc. (a)	327	3,640
Care.com, Inc. (a)(b)	95	488
ChannelAdvisor Corp. (a)(b)	372	3,698
Cimpress NV (a)(b)	619	47,112
comScore, Inc. (a)	623	28,751
Constant Contact, Inc. (a)	607	14,714
Cornerstone OnDemand, Inc. (a)	960	31,680
CoStar Group, Inc. (a)	599	103,663
Coupons.com, Inc. (a)(b)	1,047	9,423
Cvent, Inc. (a)	510	17,167
Demandware, Inc. (a)(b)	589	30,440
DHI Group, Inc. (a)	839	6,133
EarthLink Holdings Corp.	2,044	15,902
Endurance International Group Holdings, Inc. (a)(b)	1,044	13,948
Envestnet, Inc. (a)(b)	651	19,510
Everyday Health, Inc. (a)(b)	428	3,912
Five9, Inc. (a)	412	1,524
GoDaddy, Inc. (Class A) (a)(b)	412	10,387
Gogo, Inc. (a)(b)	1,039	15,876
GrubHub, Inc. (a)(b)	1,363	33,175
GTT Communications, Inc. (a)	497	11,560
HomeAway, Inc. (a)	1,687	44,773
Hortonworks, Inc. (a)	164	3,590
IAC/InterActiveCorp.	1,303	85,047
Internap Corp. (a)	1,061	6,504
IntraLinks Holdings, Inc. (a)	759	6,292
j2 Global, Inc.	889	62,986
Limelight Networks, Inc. (a)	1,061	2,027
LinkedIn Corp. (Class A) (a)	1,987	377,788
Liquidity Services, Inc. (a)	537	3,968
LivePerson, Inc. (a)	950	7,182
LogMeIn, Inc. (a)(b)	452	30,808
Marchex, Inc. (Class B)	460	1,854
Marin Software, Inc. (a)	490	1,534
Marketo, Inc. (a)(b)	636	18,075
MaxPoint Interactive, Inc. (a)	84	343
Millennial Media, Inc. (a)(b)	3,074	5,380
MINDBODY, Inc. (Class A) (a)	100	1,563
Monster Worldwide, Inc. (a)(b)	1,643	10,548
New Relic, Inc. (a)(b)	84	3,201
NIC, Inc.	1,211	21,447
OPOWER, Inc. (a)(b)	518	4,615
Pandora Media, Inc. (a)	3,969	84,698
Q2 Holdings, Inc. (a)	347	8,578
QuinStreet, Inc. (a)	598	3,319
Rackspace Hosting, Inc. (a)	2,282	56,320
RealNetworks, Inc. (a)	460	1,881
Reis, Inc.	147	3,330
RetailMeNot, Inc. (a)	612	5,043
Rocket Fuel, Inc. (a)(b)	310	1,448
SciQuest, Inc. (a)	458	4,580
Shutterstock, Inc. (a)(b)	367	11,098
SPS Commerce, Inc. (a)	304	20,639
Stamps.com, Inc. (a)	218	16,134
TechTarget, Inc. (a)	287	2,445
Textura Corp. (a)	348	8,992
Travelzoo, Inc. (a)(b)	150	1,241
TrueCar, Inc. (a)	850	4,429
Twitter, Inc. (a)(b)	10,366	279,260
United Online, Inc. (a)	248	2,480

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Web.com Group, Inc. (a)	800	$16,864
WebMD Health Corp. (a)(b)	735	29,282
Wix.com, Ltd. (a)	274	4,773
XO Group, Inc. (a)	527	7,447
Xoom Corp. (a)	574	14,281
Yelp, Inc. (a)(b)	1,173	25,407
Zillow Group, Inc. (Class A) (a)(b)	799	22,955
Zillow Group, Inc. (Class C) (a)(b)	1,598	43,146

		1,855,849

IT SERVICES — 3.0%
6D Global Technologies, Inc. (a)	328	955
Acxiom Corp. (a)	1,433	28,316
Amdocs, Ltd.	2,797	159,093
Black Knight Financial Services, Inc. (Class A) (a)(b)	328	10,676
Blackhawk Network Holdings, Inc. (a)	988	41,881
Booz Allen Hamilton Holding Corp.	1,896	49,694
Broadridge Financial Solutions, Inc.	2,162	119,667
CACI International, Inc. (Class A) (a)	451	33,361
Cardtronics, Inc. (a)	803	26,258
Cass Information Systems, Inc.	233	11,447
CIBER, Inc. (a)	1,524	4,846
Convergys Corp. (b)	1,740	40,212
CoreLogic, Inc. (a)	1,701	63,328
CSG Systems International, Inc. (b)	602	18,542
Datalink Corp. (a)	299	1,785
DST Systems, Inc.	651	68,446
EPAM Systems, Inc. (a)	934	69,602
Euronet Worldwide, Inc. (a)	985	72,979
Everi Holdings, Inc. (a)	1,210	6,207
EVERTEC, Inc.	1,160	20,961
ExlService Holdings, Inc. (a)	593	21,900
FleetCor Technologies, Inc. (a)	1,668	229,550
Forrester Research, Inc.	141	4,433
Gartner, Inc. (a)	1,511	126,818
Genpact, Ltd. (a)	2,871	67,784
Global Payments, Inc.	1,186	136,070
Hackett Group, Inc.	536	7,370
Heartland Payment Systems, Inc.	670	42,217
Jack Henry & Associates, Inc.	1,491	103,789
Leidos Holdings, Inc.	1,198	49,489
Lionbridge Technologies, Inc. (a)	1,227	6,061
Luxoft Holding, Inc. (a)	343	21,709
ManTech International Corp. (Class A)	449	11,539
MAXIMUS, Inc.	1,255	74,748
ModusLink Global Solutions, Inc. (a)(b)	762	2,179
MoneyGram International, Inc. (a)	461	3,697
NeuStar, Inc. (Class A) (a)	987	26,856
Perficient, Inc. (a)	684	10,554
PFSweb, Inc. (a)	248	3,527
Sabre Corp.	2,101	57,105
Science Applications International Corp.	900	36,189
ServiceSource International, Inc. (a)(b)	1,213	4,852
Sykes Enterprises, Inc. (a)	750	19,125
Syntel, Inc. (a)	556	25,192
TeleTech Holdings, Inc.	291	7,796
Unisys Corp. (a)	910	10,829
Vantiv, Inc. (Class A) (a)	2,666	119,757
VeriFone Systems, Inc. (a)	2,038	56,514
Virtusa Corp. (a)	565	28,990
WEX, Inc. (a)	737	64,001

		2,228,896

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc. (b)	218	4,835
Black Diamond, Inc. (a)	460	2,889
Brunswick Corp.	1,689	80,886
Callaway Golf Co. (b)	1,446	12,074
Escalade, Inc.	180	2,844
JAKKS Pacific, Inc. (a)(b)	375	3,195
Johnson Outdoors, Inc. (Class A)	71	1,498
Malibu Boats, Inc. (Class A) (a)	390	5,452
Marine Products Corp.	233	1,617
MCBC Holdings, Inc. (a)	100	1,296
Nautilus, Inc. (a)	607	9,105
Performance Sports Group, Ltd. (a)	824	11,058
Polaris Industries, Inc. (b)	1,226	146,961
Smith & Wesson Holding Corp. (a)	1,018	17,174
Sturm Ruger & Co, Inc.	391	22,948
Vista Outdoor, Inc. (a)	1,200	53,316

		377,148

LIFE SCIENCES TOOLS & SERVICES — 1.4%
Accelerate Diagnostics, Inc. (a)(b)	378	6,116
Affymetrix, Inc. (a)(b)	1,446	12,349
Albany Molecular Research, Inc. (a)(b)	451	7,856
Bio-Rad Laboratories, Inc. (Class A) (a)	404	54,261
Bio-Techne Corp.	687	63,520
Bruker Corp. (a)	2,048	33,649
Cambrex Corp. (a)	628	24,919
Charles River Laboratories International, Inc. (a)	885	56,215
Fluidigm Corp. (a)(b)	537	4,355
Harvard Bioscience, Inc. (a)	576	2,177
Illumina, Inc. (a)	2,616	459,945
INC Research Holdings, Inc. (Class A) (a)	231	9,240
Luminex Corp. (a)	760	12,852
NanoString Technologies, Inc. (a)(b)	300	4,800
NeoGenomics, Inc. (a)	988	5,661
Pacific Biosciences of California, Inc. (a)(b)	912	3,338
PAREXEL International Corp. (a)	975	60,372
PRA Health Sciences, Inc. (a)(b)	364	14,134
Qiagen NV (a)	4,279	110,398
Quintiles Transnational Holdings, Inc. (a)	1,492	103,799
Sequenom, Inc. (a)(b)	2,364	4,137
VWR Corp. (a)(b)	500	12,845

		1,066,938

MACHINERY — 3.0%
Accuride Corp. (a)	842	2,332
Actuant Corp. (Class A)	1,046	19,236
AGCO Corp. (b)	1,414	65,935
Alamo Group, Inc.	152	7,106
Albany International Corp. (Class A)	522	14,934
Allison Transmission Holdings, Inc.	3,273	87,356
Altra Industrial Motion Corp.	443	10,242
American Railcar Industries, Inc. (b)	177	6,400
Astec Industries, Inc.	370	12,399
Barnes Group, Inc.	1,007	36,302
Blount International, Inc. (a)	987	5,498

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Blue Bird Corp. (a)	84	$837
Briggs & Stratton Corp. (b)	793	15,313
Chart Industries, Inc. (a)	567	10,892
CIRCOR International, Inc.	280	11,234
CLARCOR, Inc.	886	42,244
Colfax Corp. (a)(b)	1,875	56,081
Columbus McKinnon Corp.	375	6,810
Commercial Vehicle Group, Inc. (a)	446	1,797
Crane Co.	880	41,017
Donaldson Co., Inc. (b)	2,514	70,593
Douglas Dynamics, Inc. (b)	460	9,136
EnPro Industries, Inc.	421	16,491
ESCO Technologies, Inc.	450	16,155
Exone Co. (a)(b)	157	1,053
Federal Signal Corp.	1,098	15,054
Freightcar America, Inc.	223	3,827
Global Brass & Copper Holdings, Inc.	358	7,343
Gorman-Rupp Co.	384	9,204
Graco, Inc. (b)	1,043	69,912
Graham Corp.	233	4,112
Greenbrier Cos., Inc. (b)	451	14,482
Harsco Corp.	1,501	13,614
Hillenbrand, Inc.	1,156	30,068
Hurco Cos., Inc.	157	4,120
Hyster-Yale Materials Handling, Inc.	133	7,691
IDEX Corp.	1,433	102,173
ITT Corp.	1,625	54,324
John Bean Technologies Corp.	517	19,775
Kadant, Inc.	228	8,894
Kennametal, Inc.	1,480	36,837
L.B. Foster Co. (Class A)	217	2,665
Lincoln Electric Holdings, Inc.	1,378	72,249
Lindsay Corp.	252	17,083
Lydall, Inc. (a)	293	8,348
Manitowoc Co., Inc.	2,433	36,495
Meritor, Inc. (a)	1,819	19,336
Middleby Corp. (a)	1,064	111,922
Milacron Holdings Corp. (a)	300	5,265
Miller Industries, Inc.	228	4,455
Mueller Industries, Inc.	1,045	30,911
Mueller Water Products, Inc. (Class A)	2,962	22,689
Navistar International Corp. (a)(b)	881	11,206
NN, Inc. (b)	489	9,046
Nordson Corp.	1,102	69,360
Omega Flex, Inc.	55	1,837
Oshkosh Corp. (b)	1,432	52,025
Proto Labs, Inc. (a)(b)	442	29,614
RBC Bearings, Inc. (a)	451	26,938
Rexnord Corp. (a)	1,845	31,328
SPX Corp.	768	9,155
SPX FLOW, Inc. (a)	768	26,442
Standex International Corp.	260	19,591
Sun Hydraulics Corp.	441	12,114
Tennant Co.	364	20,450
Terex Corp.	1,888	33,871
Timken Co.	1,418	38,981
Titan International, Inc.	850	5,619
Toro Co.	1,061	74,843
TriMas Corp. (a)	849	13,881
Trinity Industries, Inc. (b)	2,799	63,453
Twin Disc, Inc.	147	1,824
Valmont Industries, Inc.	465	44,124
Wabash National Corp. (a)(b)	1,197	12,676
WABCO Holdings, Inc. (a)	974	102,104
Wabtec Corp.	1,757	154,704
Watts Water Technologies, Inc. (Class A)	578	30,530
Woodward, Inc.	1,180	48,026
Xerium Technologies, Inc. (a)(b)	228	2,959

		2,246,942

MARINE — 0.2%
Eagle Bulk Shipping, Inc. (a)	412	2,443
Golden Ocean Group, Ltd. (b)	1,449	3,565
Kirby Corp. (a)	977	60,525
Matson, Inc.	846	32,562
Navios Maritime Holdings, Inc. (b)	1,482	3,690
Safe Bulkers, Inc.	743	2,051
Scorpio Bulkers, Inc. (a)	5,924	8,649
Ultrapetrol Bahamas, Ltd. (a)(b)	432	177

		113,662

MEDIA — 3.1%
AMC Entertainment Holdings, Inc. (Class A)	384	9,673
AMC Networks, Inc. (Class A) (a)	1,110	81,219
Cable One, Inc. (a)	65	27,262
Carmike Cinemas, Inc. (a)	480	9,643
Central European Media Enterprises, Ltd. (Class A) (a)(b)	1,512	3,266
Charter Communications, Inc. (Class A) (a)	1,362	239,508
Cinemark Holdings, Inc.	2,163	70,276
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	638	4,549
Crown Media Holdings, Inc. (Class A) (a)	683	3,654
Cumulus Media, Inc. (Class A) (a)	2,746	1,933
Daily Journal Corp. (a)(b)	18	3,352
DISH Network Corp. (Class A) (a)	3,983	232,368
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	1,349	23,540
E.W. Scripps Co. (Class A)	1,076	19,013
Entercom Communications Corp. (Class A) (a)	446	4,531
Entravision Communications Corp. (Class A)	1,150	7,636
Eros International PLC (a)(b)	481	13,078
Gannett Co., Inc. (b)	2,060	30,344
Global Eagle Entertainment, Inc. (a)(b)	873	10,022
Gray Television, Inc. (a)	1,146	14,623
Harte-Hanks, Inc.	830	2,930
Hemisphere Media Group, Inc. (a)(b)	147	1,999
IMAX Corp. (a)(b)	1,072	36,223
John Wiley & Sons, Inc. (Class A)	852	42,626
Journal Media Group, Inc.	329	2,467
Liberty Broadband Corp. (Class A) (a)	541	27,829
Liberty Broadband Corp. (Class C) (a)	1,247	63,809
Liberty Media Corp. (Class A) (a)	1,923	68,690
Liberty Media Corp. (Class C) (a)	3,720	128,191
Lions Gate Entertainment Corp.	1,720	63,296
Live Nation Entertainment, Inc. (a)	2,604	62,600
Loral Space & Communications, Inc. (a)	260	12,241

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Madison Square Garden Co. (Class A) (a)	1,165	$84,043
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	593	3,534
MDC Partners, Inc. (Class A)	790	14,560
Media General, Inc. (a)(b)	1,736	24,287
Meredith Corp.	674	28,699
Morningstar, Inc.	360	28,894
National CineMedia, Inc.	1,135	15,232
New Media Investment Group, Inc. (b)	827	12,785
New York Times Co. (Class A)	2,416	28,533
Nexstar Broadcasting Group, Inc. (Class A)	578	27,368
Reading International, Inc. (Class A) (a)	385	4,878
Regal Entertainment Group (Class A) (b)	1,473	27,530
Rentrak Corp. (a)(b)	217	11,733
Saga Communications, Inc. (Class A)	95	3,193
Scholastic Corp.	450	17,532
SFX Entertainment, Inc. (a)(b)	971	495
Sinclair Broadcast Group, Inc. (Class A) (b)	1,165	29,498
Sirius XM Holdings, Inc. (a)(b)	41,797	156,321
Sizmek, Inc. (a)	446	2,671
Starz (Class A) (a)	1,575	58,810
Thomson Reuters Corp.	6,068	244,298
Time, Inc.	1,926	36,690
Townsquare Media, Inc. (Class A) (a)	100	977
Tribune Media Co. (Class A)	1,500	53,400
Tribune Publishing Co.	496	3,889
World Wrestling Entertainment, Inc. (Class A) (b)	613	10,360

		2,252,601

METALS & MINING — 0.8%
AK Steel Holding Corp. (a)(b)	3,430	8,266
Allegheny Technologies, Inc. (b)	1,980	28,076
Carpenter Technology Corp. (b)	968	28,817
Century Aluminum Co. (a)(b)	874	4,020
Cliffs Natural Resources, Inc. (b)	2,838	6,925
Coeur Mines, Inc. (a)	2,438	6,875
Commercial Metals Co.	2,142	29,024
Compass Minerals International, Inc.	634	49,687
Globe Specialty Metals, Inc.	1,188	14,411
Handy & Harman, Ltd. (a)	65	1,559
Haynes International, Inc.	223	8,438
Hecla Mining Co. (b)	6,774	13,345
Horsehead Holding Corp. (a)(b)	1,079	3,280
Kaiser Aluminum Corp. (b)	316	25,359
Materion Corp.	370	11,107
Olympic Steel, Inc.	141	1,403
Real Industry, Inc. (a)	412	3,634
Reliance Steel & Aluminum Co.	1,361	73,508
Royal Gold, Inc. (b)	1,218	57,222
Ryerson Holding Corp. (a)(b)	100	525
Schnitzer Steel Industries, Inc. (Class A)	534	7,230
Southern Copper Corp. (b)	2,114	56,486
Steel Dynamics, Inc.	4,519	77,636
Stillwater Mining Co. (a)(b)	2,226	22,995
SunCoke Energy, Inc.	1,239	9,639
Tahoe Resources, Inc.	2,897	22,423
TimkenSteel Corp. (b)	747	7,560
United States Steel Corp. (b)	2,564	26,717
Worthington Industries, Inc.	871	23,064

		629,231

MULTI-UTILITIES — 0.5%
Alliant Energy Corp.	2,056	120,255
Avista Corp.	1,113	37,007
Black Hills Corp.	831	34,354
MDU Resources Group, Inc.	3,505	60,286
NorthWestern Corp. (b)	874	47,047
Vectren Corp.	1,552	65,200

		364,149

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	928	44,470
Burlington Stores, Inc. (a)	1,358	69,312
Dillard’s, Inc. (Class A) (b)	359	31,373
Fred’s, Inc. (Class A)	683	8,094
J.C. Penney Co., Inc. (a)(b)	5,457	50,695
Ollie’s Bargain Outlet Holdings, Inc. (a)	200	3,234
Sears Holdings Corp. (a)(b)	261	5,899
Tuesday Morning Corp. (a)(b)	830	4,490

		217,567

OIL, GAS & CONSUMABLE FUELS — 2.8%
Abraxas Petroleum Corp. (a)(b)	1,674	2,143
Adams Resources & Energy, Inc.	53	2,173
Alon USA Energy, Inc. (b)	551	9,956
Antero Resources Corp. (a)(b)	1,219	25,794
Approach Resources, Inc. (a)(b)	681	1,273
Ardmore Shipping Corp.	317	3,829
Bill Barrett Corp. (a)(b)	986	3,254
Bonanza Creek Energy, Inc. (a)(b)	943	3,838
California Resources Corp.	5,597	14,552
Callon Petroleum Co. (a)	1,338	9,754
Carrizo Oil & Gas, Inc. (a)	913	27,883
Cheniere Energy, Inc. (a)	4,358	210,491
Clayton Williams Energy, Inc. (a)(b)	116	4,502
Clean Energy Fuels Corp. (a)(b)	1,367	6,151
Cloud Peak Energy, Inc. (a)(b)	1,213	3,190
Cobalt International Energy, Inc. (a)	6,520	46,162
Concho Resources, Inc. (a)	2,178	214,097
Contango Oil & Gas Co. (a)	256	1,946
Continental Resources, Inc. (a)(b)	1,612	46,700
CVR Energy, Inc. (b)	293	12,028
Delek US Holdings, Inc.	997	27,617
Denbury Resources, Inc. (b)	6,541	15,960
DHT Holdings, Inc.	1,683	12,488
Diamondback Energy, Inc. (a)	1,255	81,073
Dorian LPG, Ltd. (a)(b)	438	4,516
Eclipse Resources Corp. (a)(b)	532	1,037
Energen Corp.	1,437	71,649
Energy Fuels, Inc. (a)(b)	744	2,165
Energy XXI, Ltd. (b)	1,838	1,930
EP Energy Corp. (Class A) (a)(b)	665	3,425
Erin Energy Corp. (a)(b)	248	972
Evolution Petroleum Corp.	389	2,159
EXCO Resources, Inc.	2,786	2,089
Frontline, Ltd. (a)(b)	2,471	6,647
GasLog, Ltd. (b)	762	7,330
Gastar Exploration, Inc. (a)(b)	1,222	1,405
Gener8 Maritime, Inc. (a)	300	3,285

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Golar LNG, Ltd.	1,605	$44,747
Green Plains, Inc.	647	12,591
Gulfport Energy Corp. (a)	1,973	58,559
Halcon Resources Corp. (a)(b)	7,549	4,001
Hallador Energy Co. (b)	177	1,230
HollyFrontier Corp.	3,546	173,187
Isramco, Inc. (a)	19	1,887
Jones Energy, Inc. (Class A) (a)(b)	690	3,305
Kosmos Energy, Ltd. (a)(b)	2,799	15,618
Laredo Petroleum, Inc. (a)(b)	2,137	20,152
Magnum Hunter Resources Corp. (a)	3,505	1,192
Matador Resources Co. (a)(b)	1,315	27,273
Memorial Resource Development Corp. (a)(b)	1,446	25,421
Navios Maritime Acquisition Corp.	1,482	5,217
Nordic American Tanker Shipping, Ltd. (b)	1,592	24,198
Northern Oil and Gas, Inc. (a)(b)	1,294	5,719
Oasis Petroleum, Inc. (a)(b)	2,511	21,795
Pacific Ethanol, Inc. (a)(b)	422	2,739
Panhandle Oil & Gas, Inc. (Class A)	310	5,010
Par Petroleum Corp. (a)	248	5,166
Parsley Energy, Inc. (Class A) (a)(b)	1,530	23,057
PBF Energy, Inc. (b)	1,548	43,700
PDC Energy, Inc. (a)(b)	785	41,613
Peabody Energy Corp. (b)	5,080	7,010
Penn Virginia Corp. (a)(b)	1,148	608
QEP Resources, Inc.	3,132	39,244
Renewable Energy Group, Inc. (a)	643	5,324
REX American Resources Corp. (a)(b)	119	6,024
Rex Energy Corp. (a)(b)	910	1,884
Rice Energy, Inc. (a)(b)	1,282	20,717
Ring Energy, Inc. (a)(b)	317	3,129
RSP Permian, Inc. (a)(b)	1,071	21,688
Sanchez Energy Corp. (a)(b)	930	5,719
SandRidge Energy, Inc. (a)(b)	7,758	2,095
Scorpio Tankers, Inc.	3,206	29,399
SemGroup Corp.(Class A)	793	34,289
Ship Finance International, Ltd. (b)	1,074	17,452
SM Energy Co. (b)	1,265	40,531
Solazyme, Inc. (a)(b)	1,418	3,687
Stone Energy Corp. (a)(b)	985	4,886
Synergy Resources Corp. (a)(b)	1,916	18,777
Targa Resources Corp.	1,032	53,169
Teekay Corp. (b)	839	24,868
Teekay Tankers, Ltd.	1,628	11,233
TransAtlantic Petroleum, Ltd. (a)	422	1,072
Triangle Petroleum Corp. (a)(b)	793	1,126
Ultra Petroleum Corp. (a)(b)	2,694	17,215
Uranium Energy Corp. (a)(b)	1,648	1,648
W&T Offshore, Inc. (b)	681	2,043
Western Refining, Inc.	1,299	57,312
Westmoreland Coal Co. (a)(b)	307	4,326
Whiting Petroleum Corp. (a)	3,668	56,010
World Fuel Services Corp.	1,316	47,113
WPX Energy, Inc. (a)	4,309	28,526

		2,030,964

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)	745	18,789
Clearwater Paper Corp. (a)	368	17,384
Deltic Timber Corp.	228	13,637
Domtar Corp.	1,160	41,470
KapStone Paper and Packaging Corp.	1,497	24,715
Louisiana-Pacific Corp. (a)(b)	2,573	36,639
Neenah Paper, Inc.	299	17,426
P.H. Glatfelter Co.	830	14,293
Schweitzer-Mauduit International, Inc.	582	20,009
Wausau Paper Corp.	687	4,397

		208,759

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (b)	7,748	25,181
Coty, Inc. (Class A)	1,469	39,751
Edgewell Personal Care Co.	1,147	93,595
Elizabeth Arden, Inc. (a)(b)	535	6,254
Herbalife, Ltd. (a)(b)	1,304	71,068
Inter Parfums, Inc.	294	7,294
Medifast, Inc. (a)	209	5,614
Natural Health Trends Corp. (b)	164	5,359
Nature’s Sunshine Products, Inc. (b)	228	2,731
Nu Skin Enterprises, Inc. (Class A)	1,114	45,986
Nutraceutical International Corp. (a)	147	3,471
Revlon, Inc. (Class A) (a)	228	6,715
Synutra International, Inc. (a)(b)	389	1,848
USANA Health Sciences, Inc. (a)	139	18,630

		333,497

PHARMACEUTICALS — 1.0%
Aerie Pharmaceuticals, Inc. (a)(b)	390	6,919
Agile Therapeutics, Inc. (a)	164	1,105
Akorn, Inc. (a)(b)	1,480	42,187
Alimera Sciences, Inc. (a)(b)	389	860
Amphastar Pharmaceuticals, Inc. (a)	592	6,920
ANI Pharmaceuticals, Inc. (a)(b)	206	8,139
Aratana Therapeutics, Inc. (a)(b)	536	4,535
Assembly Biosciences, Inc. (a)	248	2,371
BioDelivery Sciences International, Inc. (a)(b)	776	4,315
Carbylan Therapeutics, Inc. (a)	248	885
Catalent, Inc. (a)	1,487	36,134
Cempra, Inc. (a)(b)	552	15,368
Collegium Pharmaceutical, Inc. (a)	84	1,857
Corcept Therapeutics, Inc. (a)(b)	1,063	3,997
Corium International, Inc. (a)	164	1,533
Depomed, Inc. (a)	1,058	19,943
Dermira, Inc. (a)	300	7,002
Durect Corp. (a)	1,980	3,861
Endocyte, Inc. (a)(b)	607	2,780
Flex Pharma, Inc. (a)	84	1,009
Foamix Pharmaceuticals, Ltd. (a)	412	3,020
Heska Corp. (a)	84	2,560
IGI Laboratories, Inc. (a)(b)	634	4,146
Impax Laboratories, Inc. (a)(b)	1,304	45,914
Intersect ENT, Inc. (a)	264	6,178
Intra-Cellular Therapies, Inc. (a)	401	16,056
Jazz Pharmaceuticals PLC (a)	1,100	146,091
Lannett Co., Inc. (a)(b)	497	20,635
Medicines Co. (a)(b)	1,255	47,640
Nektar Therapeutics (a)(b)	2,360	25,866
Neos Therapeutics, Inc. (a)	100	2,101
Ocular Therapeutix, Inc. (a)(b)	300	4,218
Omeros Corp. (a)(b)	701	7,683
Pacira Pharmaceuticals, Inc. (a)(b)	664	27,290

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Paratek Pharmaceuticals, Inc.	248	$4,712
Pernix Therapeutics Holdings (a)(b)	685	2,165
Phibro Animal Health Corp. (Class A) (b)	317	10,027
Pozen, Inc. (a)(b)	527	3,075
Prestige Brands Holdings, Inc. (a)	957	43,218
Relypsa, Inc. (a)(b)	554	10,254
Revance Therapeutics, Inc. (a)(b)	279	8,303
Sagent Pharmaceuticals, Inc. (a)	389	5,963
Sciclone Pharmaceuticals, Inc. (a)	894	6,204
Sucampo Pharmaceuticals, Inc. (Class A) (a)	509	10,114
Supernus Pharmaceuticals, Inc. (a)(b)	552	7,745
Tetraphase Pharmaceuticals, Inc. (a)(b)	648	4,834
TherapeuticsMD, Inc. (a)(b)	2,264	13,267
Theravance Biopharma, Inc. (a)	435	4,781
Theravance, Inc. (b)	1,531	10,993
VIVUS, Inc. (a)(b)	2,056	3,372
XenoPort, Inc. (a)(b)	923	3,203
Zogenix, Inc. (a)	325	4,387
ZS Pharma, Inc. (a)	354	23,244

		710,979

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp.	987	8,962
Advisory Board Co. (a)	758	34,519
Barrett Business Services, Inc.	152	6,525
CBIZ, Inc. (a)	759	7,453
CDI Corp.	309	2,642
CEB, Inc.	641	43,806
CRA International, Inc. (a)	153	3,302
Exponent, Inc.	462	20,587
Franklin Covey Co. (a)	141	2,265
FTI Consulting, Inc. (a)	747	31,008
GP Strategies Corp. (a)	217	4,952
Heidrick & Struggles International, Inc.	305	5,932
Hill International, Inc. (a)	628	2,060
Huron Consulting Group, Inc. (a)	451	28,201
ICF International, Inc. (a)	375	11,396
IHS, Inc. (Class A) (a)	1,268	147,088
Insperity, Inc.	376	16,518
Kelly Services, Inc. (Class A)	527	7,452
Kforce, Inc.	443	11,642
Korn/Ferry International	890	29,432
ManpowerGroup, Inc.	1,393	114,073
Mistras Group, Inc. (a)	299	3,842
Navigant Consulting, Inc. (a)	898	14,287
On Assignment, Inc. (a)	927	34,206
Pendrell Corp. (a)	3,267	2,352
Resources Connection, Inc.	636	9,585
RPX Corp. (a)	1,006	13,802
Towers Watson & Co. (Class A)	1,309	153,651
TransUnion (a)	300	7,536
TriNet Group, Inc. (a)	729	12,247
TrueBlue, Inc. (a)	741	16,650
Verisk Analytics, Inc. (a)	3,113	230,082
Volt Information Sciences, Inc. (a)	164	1,493
VSE Corp.	76	3,045
WageWorks, Inc. (a)	654	29,482

		1,072,075

REAL ESTATE INVESTMENT TRUSTS — 9.9%
Acadia Realty Trust	1,268	38,129
AG Mortgage Investment Trust, Inc. (b)	537	8,173
Agree Realty Corp.	313	9,343
Alexander’s, Inc. (b)	44	16,456
Alexandria Real Estate Equities, Inc.	1,363	115,405
Altisource Residential Corp. (b)	1,028	14,310
American Assets Trust, Inc.	684	27,948
American Campus Communities, Inc.	2,013	72,951
American Capital Agency Corp.	6,414	119,942
American Capital Mortgage Investment Corp.	950	14,003
American Homes 4 Rent (Class A) (b)	3,081	49,542
American Residential Properties, Inc. (b)	630	10,880
Annaly Capital Management, Inc.	17,231	170,070
Anworth Mortgage Asset Corp.	1,847	9,124
Apollo Commercial Real Estate Finance, Inc. (b)	1,011	15,883
Apollo Residential Mortgage, Inc.	609	7,710
Apple Hospitality REIT, Inc. (b)	3,296	61,207
Ares Commercial Real Estate Corp.	572	6,858
Armada Hoffler Properties, Inc.	378	3,693
ARMOUR Residential REIT, Inc.	817	16,373
Ashford Hospitality Prime, Inc.	519	7,282
Ashford Hospitality Trust, Inc.	1,476	9,004
BioMed Realty Trust, Inc.	3,706	74,046
Bluerock Residential Growth REIT, Inc. (b)	328	3,929
Brandywine Realty Trust	3,245	39,978
Brixmor Property Group, Inc.	3,183	74,737
Camden Property Trust	1,590	117,501
Campus Crest Communities, Inc. (b)	1,285	6,836
Capstead Mortgage Corp.	1,692	16,734
Care Capital Properties, Inc.	1,500	49,395
CareTrust REIT, Inc.	983	11,157
Catchmark Timber Trust, Inc. (Class A)	766	7,874
CBL & Associates Properties, Inc.	3,014	41,442
Cedar Realty Trust, Inc.	1,441	8,949
Chambers Street Properties (b)	4,242	27,531
Chatham Lodging Trust	659	14,155
Chesapeake Lodging Trust	1,072	27,936
Chimera Investment Corp.	3,655	48,867
Colony Capital, Inc. (Class A)	1,994	39,003
Columbia Property Trust, Inc.	2,243	52,038
Communications Sales & Leasing, Inc. (a)(b)	2,160	38,664
CorEnergy Infrastructure Trust, Inc. (b)	966	4,270
Coresite Realty Corp.	470	24,177
Corporate Office Properties Trust	1,735	36,487
Corrections Corp. of America	2,181	64,427
Cousins Properties, Inc.	3,861	35,598
CubeSmart	3,016	82,065
CyrusOne, Inc.	1,257	41,054
CYS Investments, Inc.	2,847	20,669
DCT Industrial Trust, Inc.	1,632	54,933
DDR Corp.	5,439	83,652
DiamondRock Hospitality Co.	3,635	40,167
Digital Realty Trust, Inc.	2,533	165,456
Douglas Emmett, Inc.	2,689	77,228
Duke Realty Corp.	6,354	121,044
DuPont Fabros Technology, Inc.	1,102	28,520

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Dynex Capital, Inc. (b)	1,150	$7,544
Easterly Government Properties, Inc.	248	3,956
EastGroup Properties, Inc.	590	31,966
Education Realty Trust, Inc.	861	28,370
Empire State Realty Trust, Inc. (Class A) (b)	2,031	34,588
EPR Properties	1,055	54,406
Equity Commonwealth (a)	2,346	63,905
Equity Lifestyle Properties, Inc.	1,568	91,838
Equity One, Inc.	1,282	31,204
Extra Space Storage, Inc.	2,275	175,539
Federal Realty Investment Trust	1,245	169,880
FelCor Lodging Trust, Inc.	2,641	18,672
First Industrial Realty Trust, Inc.	2,048	42,906
First Potomac Realty Trust	1,022	11,242
Franklin Street Properties Corp.	1,673	17,985
Gaming and Leisure Properties, Inc. (b)	1,656	49,183
Geo Group, Inc.	1,349	40,119
Getty Realty Corp.	535	8,453
Gladstone Commercial Corp.	314	4,431
Government Properties Income Trust (b)	1,269	20,304
Gramercy Property Trust, Inc. (b)	1,066	22,141
Great Ajax Corp. (b)	84	1,039
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	612	10,539
Hatteras Financial Corp.	1,793	27,164
Healthcare Realty Trust, Inc.	1,786	44,382
Healthcare Trust of America, Inc. (Class A)	2,269	55,613
Hersha Hospitality Trust	895	20,281
Highwoods Properties, Inc.	1,677	64,984
Home Properties, Inc.	1,061	79,310
Hospitality Properties Trust	2,755	70,473
Hudson Pacific Properties, Inc.	1,335	38,435
Independence Realty Trust, Inc. (b)	497	3,583
InfraREIT, Inc. (a)	412	9,756
Inland Real Estate Corp.	1,625	13,162
Invesco Mortgage Capital, Inc.	2,235	27,356
Investors Real Estate Trust	2,059	15,937
iStar, Inc. (a)(b)	1,620	20,380
Kilroy Realty Corp.	1,608	104,777
Kite Realty Group Trust	1,474	35,096
Ladder Capital Corp. (b)	697	9,981
Lamar Advertising Co. (Class A)	1,476	77,018
LaSalle Hotel Properties	2,087	59,250
Lexington Realty Trust	3,683	29,832
Liberty Property Trust	2,763	87,062
LTC Properties, Inc.	663	28,290
Mack-Cali Realty Corp.	1,648	31,114
Medical Properties Trust, Inc.	4,299	47,547
MFA Financial, Inc.	6,570	44,742
Mid-America Apartment Communities, Inc.	1,412	115,600
Monmouth Real Estate Investment Corp.(Class A)	1,042	10,159
Monogram Residential Trust, Inc.	2,968	27,632
National Health Investors, Inc.	650	37,368
National Retail Properties, Inc.	2,451	88,898
National Storage Affiliates Trust (b)	412	5,583
New Residential Investment Corp.	4,331	56,736
New Senior Investment Group, Inc.	1,604	16,778
New York Mortgage Trust, Inc. (b)	1,864	10,233
New York REIT, Inc.	2,881	28,983
NexPoint Residential Trust, Inc. (b)	328	4,382
NorthStar Realty Finance Corp.	6,747	83,325
OMEGA Healthcare Investors, Inc.	3,360	118,104
One Liberty Properties, Inc.	223	4,757
Orchid Island Capital, Inc. (b)	328	3,034
Outfront Media, Inc.	2,446	50,877
Paramount Group, Inc. (b)	3,214	53,995
Parkway Properties, Inc.	1,463	22,764
Pebblebrook Hotel Trust	1,347	47,751
Pennsylvania Real Estate Investment Trust	1,279	25,363
PennyMac Mortgage Investment Trust	1,399	21,642
Physicians Realty Trust	1,318	19,889
Piedmont Office Realty Trust, Inc. (Class A)	2,747	49,144
Post Properties, Inc.	1,052	61,321
Potlatch Corp.	744	21,420
Preferred Apartment Communities, Inc. (Class A) (b)	412	4,483
PS Business Parks, Inc.	378	30,006
QTS Realty Trust, Inc. (Class A)	516	22,544
RAIT Financial Trust	1,454	7,212
Ramco-Gershenson Properties Trust	1,432	21,494
Rayonier, Inc. (b)	2,269	50,077
Redwood Trust, Inc.	1,554	21,507
Regency Centers Corp.	1,719	106,836
Resource Capital Corp. (b)	646	7,216
Retail Opportunity Investments Corp.	1,892	31,294
Retail Properties of America, Inc. (Class A)	4,260	60,023
Rexford Industrial Realty, Inc.	1,050	14,479
RLJ Lodging Trust	2,364	59,738
Rouse Properties, Inc.	667	10,392
Ryman Hospitality Properties	808	39,778
Sabra Healthcare REIT, Inc.	1,197	27,746
Saul Centers, Inc.	180	9,315
Select Income REIT (b)	1,100	20,911
Senior Housing Properties Trust	4,360	70,632
Silver Bay Realty Trust Corp.	726	11,623
Sovran Self Storage, Inc.	598	56,391
Spirit Realty Capital, Inc.	7,911	72,307
STAG Industrial, Inc. (b)	1,235	22,489
Starwood Property Trust, Inc.	4,382	89,919
Starwood Waypoint Residential Trust (b)	665	15,847
STORE Capital Corp. (b)	589	12,169
Strategic Hotels & Resorts, Inc. (a)	4,972	68,564
Summit Hotel Properties, Inc.	1,590	18,555
Sun Communities, Inc.	894	60,577
Sunstone Hotel Investors, Inc.	3,738	49,454
Tanger Factory Outlet Centers, Inc.	1,736	57,236
Taubman Centers, Inc.	1,108	76,541
Terreno Realty Corp.	799	15,692
Two Harbors Investment Corp.	6,822	60,170
UDR, Inc.	4,792	165,228
UMH Properties, Inc. (b)	304	2,827
United Development Funding IV (b)	576	10,138
Universal Health Realty Income Trust	223	10,468
Urban Edge Properties	1,568	33,853
Urstadt Biddle Properties, Inc. (Class A)	537	10,063

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

VEREIT, Inc. (b)	16,700	$128,924
Washington Real Estate Investment Trust (b)	1,265	31,536
Weingarten Realty Investors	2,229	73,802
Western Asset Mortgage Capital Corp. (b)	778	9,811
Whitestone REIT (b)	389	4,485
WP Carey, Inc.	1,899	109,781
WP GLIMCHER, Inc.	3,386	39,481
Xenia Hotels & Resorts, Inc.	1,980	34,571

		7,324,463

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Alexander & Baldwin, Inc.	935	32,099
Altisource Asset Management Corp. (a)	26	623
Altisource Portfolio Solutions SA (a)	273	6,508
AV Homes, Inc. (a)(b)	237	3,204
Consolidated-Tomoka Land Co.	65	3,237
Forest City Enterprises, Inc. (Class A) (a)	4,000	80,520
Forestar Group, Inc. (a)(b)	683	8,981
FRP Holdings, Inc. (a)	157	4,732
Howard Hughes Corp. (a)	731	83,875
Jones Lang LaSalle, Inc.	829	119,185
Kennedy-Wilson Holdings, Inc. (b)	1,668	36,980
Marcus & Millichap, Inc. (a)	233	10,716
RE/MAX Holdings, Inc. (Class A)	190	6,836
Realogy Holdings Corp. (a)	2,736	102,956
St. Joe Co. (a)	200	3,826
Tejon Ranch Co. (a)	229	4,994

		509,272

ROAD & RAIL — 0.9%
AMERCO, Inc.	141	55,479
ArcBest Corp.	482	12,421
Avis Budget Group, Inc. (a)	1,978	86,399
Celadon Group, Inc.	573	9,179
Con-way, Inc.	1,037	49,206
Covenant Transportation Group, Inc. (Class A) (a)	248	4,457
Genesee & Wyoming, Inc. (Class A) (a)(b)	960	56,717
Heartland Express, Inc. (b)	930	18,544
Hertz Global Holdings, Inc. (a)	7,455	124,722
Knight Transportation, Inc.	1,106	26,544
Landstar System, Inc.	857	54,394
Marten Transport, Ltd.	451	7,293
Old Dominion Freight Line, Inc. (a)	1,261	76,921
PAM Transportation Services, Inc. (a)	84	2,776
Roadrunner Transportation Systems, Inc. (a)	495	9,108
Saia, Inc. (a)	446	13,804
Swift Transportation Co. (a)(b)	1,569	23,566
Universal Truckload Services, Inc.	65	1,012
USA Truck, Inc. (a)	100	1,723
Werner Enterprises, Inc.	811	20,356
YRC Worldwide, Inc. (a)	522	6,922

		661,543

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Energy Industries, Inc. (a)	750	19,725
Advanced Micro Devices, Inc. (a)(b)	11,714	20,148
Alpha & Omega Semiconductor, Ltd. (a)	385	2,999
Ambarella, Inc. (a)(b)	570	32,940
Amkor Technology, Inc. (a)	1,617	7,260
Applied Micro Circuits Corp. (a)(b)	1,370	7,275
Atmel Corp.	7,806	62,994
Axcelis Technologies, Inc. (a)	2,207	5,893
Brooks Automation, Inc.	1,176	13,771
Cabot Microelectronics Corp. (a)	451	17,472
Cascade Microtech, Inc. (a)	211	2,984
Cavium, Inc. (a)	979	60,081
CEVA, Inc. (a)	376	6,982
Cirrus Logic, Inc. (a)	1,107	34,882
Cohu, Inc.	541	5,334
Cree, Inc. (a)(b)	1,945	47,127
Cypress Semiconductor Corp. (a)(b)	5,910	50,353
Diodes, Inc. (a)	669	14,297
DSP Group, Inc. (a)	375	3,416
Entegris, Inc. (a)	2,602	34,320
Exar Corp. (a)	759	4,516
Fairchild Semiconductor International, Inc. (a)	2,106	29,568
Formfactor, Inc. (a)	1,058	7,173
Freescale Semiconductor, Ltd. (a)	2,066	75,574
Inphi Corp. (a)	716	17,213
Integrated Device Technology, Inc. (a)	2,649	53,775
Integrated Silicon Solution, Inc.	606	13,023
Intersil Corp. (Class A)	2,375	27,788
IXYS Corp.	446	4,977
Kopin Corp. (a)(b)	1,376	4,321
Lattice Semiconductor Corp. (a)	2,112	8,131
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	401	11,625
Marvell Technology Group, Ltd.	8,427	76,264
Mattson Technology, Inc. (a)	1,320	3,076
Maxim Integrated Products, Inc.	5,244	175,150
MaxLinear, Inc. (Class A) (a)	854	10,624
Microsemi Corp. (a)	1,782	58,485
MKS Instruments, Inc.	963	32,289
Monolithic Power Systems, Inc.	716	36,659
Nanometrics, Inc. (a)	451	5,475
NeoPhotonics Corp. (a)	496	3,378
NVE Corp.	71	3,446
OmniVision Technologies, Inc. (a)	1,058	27,783
ON Semiconductor Corp. (a)	7,924	74,486
PDF Solutions, Inc. (a)	537	5,370
Pericom Semiconductor Corp.	449	8,194
Photronics, Inc. (a)	1,213	10,990
PMC-Sierra, Inc. (a)	3,254	22,030
Power Integrations, Inc.	497	20,959
Rambus, Inc. (a)(b)	2,152	25,394
Rudolph Technologies, Inc. (a)	609	7,582
Semtech Corp. (a)	1,181	17,833
Sigma Designs, Inc. (a)	660	4,547
Silicon Laboratories, Inc. (a)	829	34,437
SunEdison, Inc. (a)(b)	4,867	34,945
SunPower Corp. (a)	1,004	20,120
Synaptics, Inc. (a)(b)	683	56,320
Teradyne, Inc.	4,005	72,130
Tessera Technologies, Inc.	966	31,308
Ultra Clean Holdings, Inc. (a)	446	2,560

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Ultratech, Inc. (a)	522	$8,363
Veeco Instruments, Inc. (a)(b)	750	15,383
Xcerra Corp. (a)	998	6,267

		1,619,784

SOFTWARE — 4.6%
A10 Networks, Inc. (a)	412	2,468
ACI Worldwide, Inc. (a)	2,128	44,943
American Software, Inc. (Class A)	446	4,201
ANSYS, Inc. (a)	1,636	144,197
Aspen Technology, Inc. (a)	1,538	58,306
AVG Technologies NV (a)	757	16,465
Barracuda Networks, Inc. (a)	147	2,290
Blackbaud, Inc.	857	48,095
Bottomline Technologies, Inc. (a)	762	19,058
BroadSoft, Inc. (a)(b)	522	15,639
Cadence Design Systems, Inc. (a)(b)	5,456	112,830
Callidus Software, Inc. (a)	1,069	18,162
CDK Global, Inc.	2,925	139,756
CommVault Systems, Inc. (a)	802	27,236
Digimarc Corp. (a)(b)	157	4,796
Digital Turbine, Inc. (a)(b)	908	1,643
Ebix, Inc. (b)	517	12,904
Ellie Mae, Inc. (a)	536	35,682
EnerNOC, Inc. (a)(b)	536	4,234
EPIQ Systems, Inc.	598	7,726
ePlus, Inc. (a)	98	7,749
FactSet Research Systems, Inc.	744	118,899
Fair Isaac Corp.	597	50,447
FireEye, Inc. (a)(b)	2,518	80,123
FleetMatics Group PLC (a)(b)	723	35,492
Fortinet, Inc. (a)	2,607	110,745
Gigamon, Inc. (a)	485	9,705
Globant SA (a)(b)	264	8,076
Glu Mobile, Inc. (a)(b)	2,413	10,545
Guidance Software, Inc. (a)	294	1,770
Guidewire Software, Inc. (a)	1,347	70,825
HubSpot, Inc. (a)	348	16,137
Imperva, Inc. (a)	495	32,413
Infoblox, Inc. (a)	991	15,836
Interactive Intelligence Group (a)(b)	299	8,883
Jive Software, Inc. (a)(b)	849	3,965
King Digital Entertainment PLC	1,400	18,956
Manhattan Associates, Inc. (a)	1,316	81,987
Mentor Graphics Corp.	1,797	44,260
MicroStrategy, Inc. (a)	177	34,775
MobileIron, Inc. (a)(b)	766	2,375
Model N, Inc. (a)	395	3,954
Monotype Imaging Holdings, Inc.	759	16,561
NetSuite, Inc. (a)(b)	729	61,163
Nuance Communications, Inc. (a)	4,702	76,972
Park City Group, Inc. (a)	100	1,057
Paycom Software, Inc. (a)	592	21,259
Paylocity Holding Corp. (a)	311	9,327
Pegasystems, Inc.	660	16,243
Progress Software Corp. (a)	876	22,627
Proofpoint, Inc. (a)(b)	770	46,446
PROS Holdings, Inc. (a)	460	10,184
PTC, Inc. (a)	2,062	65,448
QAD, Inc. (Class A)	160	4,096
QLIK Technologies, Inc. (a)(b)	1,650	60,143
Quality Systems, Inc. (b)	926	11,556
Qualys, Inc. (a)(b)	438	12,465
Rapid7, Inc. (a)	100	2,275
RealPage, Inc. (a)	986	16,387
RingCentral, Inc. (Class A) (a)	919	16,680
Rovi Corp. (a)	1,597	16,753
Rubicon Project, Inc. (a)	428	6,219
Sapiens International Corp. NV	389	4,481
SeaChange International, Inc. (a)	689	4,341
ServiceNow, Inc. (a)	2,762	191,821
Silver Spring Networks, Inc. (a)	650	8,372
SolarWinds, Inc. (a)	1,222	47,951
Solera Holdings, Inc.	1,285	69,390
Splunk, Inc. (a)(b)	2,299	127,250
SS&C Technologies Holdings, Inc.	1,469	102,889
Synchronoss Technologies, Inc. (a)(b)	756	24,797
Synopsys, Inc. (a)	2,894	133,645
Tableau Software, Inc. (Class A) (a)	875	69,808
Take-Two Interactive Software, Inc. (a)(b)	1,551	44,560
Tangoe, Inc. (a)	771	5,551
TeleCommunication Systems, Inc. (Class A) (a)	998	3,433
TeleNav, Inc. (a)	385	3,007
TiVo, Inc. (a)	1,777	15,389
TubeMogul, Inc. (a)	248	2,609
Tyler Technologies, Inc. (a)	613	91,527
Ultimate Software Group, Inc. (a)	541	96,844
Varonis Systems, Inc. (a)(b)	95	1,480
VASCO Data Security International, Inc. (a)(b)	517	8,810
Verint Systems, Inc. (a)	1,093	47,163
VirnetX Holding Corp. (a)(b)	833	2,965
VMware, Inc. (Class A) (a)	1,465	115,427
Workday, Inc. (Class A) (a)(b)	1,908	131,385
Workiva, Inc. (a)	164	2,491
Xura, Inc. (a)	460	10,295
Yodlee, Inc. (a)	400	6,452
Zendesk, Inc. (a)	951	18,744
Zix Corp. (a)	1,208	5,086
Zynga, Inc. (Class A) (a)	13,642	31,104

		3,411,476

SPECIALTY RETAIL — 2.7%
Aaron’s, Inc.	1,225	44,235
Abercrombie & Fitch Co. (Class A) (b)	1,229	26,043
America’s Car-Mart, Inc. (a)	147	4,864
American Eagle Outfitters, Inc. (b)	3,504	54,768
Asbury Automotive Group, Inc. (a)	501	40,656
Ascena Retail Group, Inc. (a)	3,027	42,106
Barnes & Noble Education, Inc. (a)	570	7,245
Barnes & Noble, Inc.	907	10,984
bebe stores, inc. (b)	681	640
Big 5 Sporting Goods Corp.	389	4,038
Boot Barn Holdings, Inc. (a)	264	4,866
Buckle, Inc. (b)	522	19,298
Build-A-Bear Workshop, Inc. (a)	211	3,986
Cabela’s, Inc. (a)(b)	928	42,317
Caleres, Inc.	846	25,828
Cato Corp. (Class A)	441	15,007
Chico’s FAS, Inc.	2,572	40,458
Children’s Place, Inc.	351	20,242
Christopher & Banks Corp. (a)(b)	766	850

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Citi Trends, Inc.	297	$6,944
Conn’s, Inc. (a)(b)	460	11,058
Container Store Group, Inc. (a)(b)	285	4,013
CST Brands, Inc.	1,399	47,090
Destination XL Group, Inc. (a)	835	4,851
Dick’s Sporting Goods, Inc.	1,730	85,825
DSW, Inc. (Class A)	1,305	33,030
Express, Inc. (a)	1,545	27,609
Finish Line, Inc. (Class A)	803	15,498
Five Below, Inc. (a)(b)	1,037	34,823
Foot Locker, Inc.	2,565	184,603
Francesca’s Holdings Corp. (a)	722	8,830
Genesco, Inc. (a)	446	25,453
GNC Holdings, Inc. (Class A)	1,630	65,885
Group 1 Automotive, Inc.	381	32,442
Guess?, Inc. (b)	1,130	24,137
Haverty Furniture Cos., Inc.	375	8,805
Hibbett Sports, Inc. (a)(b)	427	14,949
Kirkland’s, Inc.	309	6,656
Lithia Motors, Inc. (Class A)	440	47,568
Lumber Liquidators Holdings, Inc. (a)(b)	525	6,899
MarineMax, Inc. (a)	451	6,373
Mattress Firm Holding Corp. (a)(b)	365	15,242
Men’s Wearhouse, Inc.	894	38,013
Michaels Cos., Inc. (a)	1,082	24,994
Monro Muffler Brake, Inc. (b)	585	39,517
Murphy USA, Inc. (a)	799	43,905
Office Depot, Inc. (a)	10,139	65,092
Outerwall, Inc.	327	18,616
Party City Holdco, Inc. (a)	412	6,580
Penske Automotive Group, Inc.	829	40,157
Pep Boys-Manny, Moe & Jack (a)	1,063	12,958
Pier 1 Imports, Inc. (b)	1,686	11,633
Rent-A-Center, Inc. (b)	935	22,674
Restoration Hardware Holdings, Inc. (a)(b)	597	55,706
Sally Beauty Holdings, Inc. (a)	2,848	67,640
Select Comfort Corp. (a)	928	20,305
Shoe Carnival, Inc.	304	7,235
Sonic Automotive, Inc. (Class A)	586	11,966
Sportsman’s Warehouse Holdings, Inc. (a)	500	6,160
Stage Stores, Inc. (b)	591	5,815
Stein Mart, Inc.	522	5,053
Systemax, Inc. (a)	228	1,708
Tile Shop Holdings, Inc. (a)	464	5,559
Tilly’s, Inc. (Class A) (a)	233	1,715
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,215	198,470
Vitamin Shoppe, Inc. (a)	506	16,516
West Marine, Inc. (a)	389	3,415
Williams-Sonoma, Inc.	1,667	127,275
Winmark Corp. (b)	35	3,602
Zumiez, Inc. (a)(b)	361	5,642

		1,994,935

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a)(b)	1,987	22,950
Avid Technology, Inc. (a)	576	4,585
Cray, Inc. (a)(b)	750	14,857
Diebold, Inc. (b)	1,219	36,290
Dot Hill Systems Corp. (a)	1,165	11,335
Eastman Kodak Co. (a)(b)	317	4,951
Electronics for Imaging, Inc. (a)	867	37,524
Imation Corp. (a)(b)	660	1,406
Immersion Corp. (a)	522	5,862
Lexmark International, Inc. (Class A)	1,068	30,951
NCR Corp. (a)	3,039	69,137
Nimble Storage, Inc. (a)(b)	930	22,432
QLogic Corp. (a)	1,532	15,703
Quantum Corp. (a)	4,344	3,029
Silicon Graphics International Corp. (a)(b)	684	2,688
Stratasys, Ltd. (a)(b)	908	24,053
Super Micro Computer, Inc. (a)(b)	682	18,591
Violin Memory, Inc. (a)(b)	1,483	2,047

		328,391

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	957	86,743
Cherokee, Inc.	164	2,545
Columbia Sportswear Co.	526	30,924
Crocs, Inc. (a)	1,376	17,785
Culp, Inc.	147	4,714
Deckers Outdoor Corp. (a)(b)	579	33,617
G-III Apparel Group, Ltd. (a)(b)	714	44,025
Iconix Brand Group, Inc. (a)(b)	893	12,073
Kate Spade & Co. (a)	2,338	44,679
Lululemon Athletica, Inc. (a)(b)	2,030	102,820
Movado Group, Inc.	286	7,387
Oxford Industries, Inc.	297	21,942
Perry Ellis International, Inc. (a)	223	4,897
Sequential Brands Group, Inc. (a)	517	7,481
Skechers U.S.A., Inc. (Class A) (a)	737	98,817
Steven Madden, Ltd. (a)	1,081	39,586
Superior Uniform Group, Inc.	164	2,941
Tumi Holdings, Inc. (a)(b)	995	17,532
Unifi, Inc. (a)	304	9,062
Vera Bradley, Inc. (a)(b)	461	5,813
Vince Holding Corp. (a)(b)	190	652
Wolverine World Wide, Inc.	1,836	39,731

		635,766

THRIFTS & MORTGAGE FINANCE — 1.1%
Anchor BanCorp Wisconsin, Inc. (a)	100	4,259
Astoria Financial Corp.	1,735	27,933
Bank Mutual Corp.	906	6,958
BankFinancial Corp.	295	3,667
BBX Capital Corp. (Class A) (a)	68	1,095
Bear State Financial, Inc. (a)	248	2,207
Beneficial Bancorp, Inc. (a)	1,450	19,227
BofI Holding, Inc. (a)(b)	280	36,072
Brookline Bancorp, Inc.	1,288	13,060
BSB Bancorp, Inc. (a)	164	3,467
Capitol Federal Financial, Inc.	2,496	30,252
Charter Financial Corp.	290	3,677
Clifton Bancorp, Inc.	459	6,371
Dime Community Bancshares	529	8,940
Essent Group, Ltd. (a)	1,050	26,093
EverBank Financial Corp.	1,695	32,713
Federal Agricultural Mortgage Corp. (Class C)	233	6,042
First Defiance Financial Corp.	137	5,009

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Flagstar Bancorp, Inc. (a)	375	$7,710
Fox Chase Bancorp, Inc.	223	3,871
Hingham Institution for Savings	27	3,133
HomeStreet, Inc. (a)	386	8,917
Impac Mortgage Holdings, Inc. (a)(b)	164	2,681
Kearny Financial Corp.	1,664	19,086
LendingTree, Inc. (a)	108	10,047
Meridian Bancorp, Inc.	1,018	13,916
Meta Financial Group, Inc.	114	4,762
MGIC Investment Corp. (a)(b)	6,077	56,273
Nationstar Mortgage Holdings, Inc. (a)(b)	762	10,569
New York Community Bancorp, Inc.	8,081	145,943
NMI Holdings, Inc. (Class A) (a)	950	7,220
Northfield Bancorp, Inc.	859	13,065
Northwest Bancshares, Inc.	1,759	22,867
OceanFirst Financial Corp.	309	5,321
Ocwen Financial Corp. (a)(b)	1,905	12,783
Oritani Financial Corp.	825	12,887
PennyMac Financial Services, Inc. (Class A) (a)	218	3,488
PHH Corp. (a)	917	12,948
Provident Financial Services, Inc.	1,120	21,840
Radian Group, Inc.	3,433	54,619
Stonegate Mortgage Corp. (a)(b)	190	1,351
Territorial Bancorp, Inc.	153	3,984
TFS Financial Corp. (b)	1,170	20,183
TrustCo Bank Corp. NY	1,897	11,078
United Community Financial Corp.	849	4,245
United Financial Bancorp, Inc.	890	11,615
Walker & Dunlop, Inc. (a)	462	12,049
Walter Investment Management Corp. (a)(b)	668	10,855
Washington Federal, Inc.	1,666	37,901
Waterstone Financial, Inc.	591	7,967
WSFS Financial Corp.	456	13,137

		825,353

TOBACCO — 0.1%
Universal Corp. (b)	467	23,149
Vector Group, Ltd. (b)	1,597	36,109

		59,258

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Air Lease Corp. (b)	1,911	59,088
Aircastle, Ltd.	1,154	23,784
Applied Industrial Technologies, Inc.	694	26,476
Beacon Roofing Supply, Inc. (a)	890	28,916
CAI International, Inc. (a)	293	2,953
DXP Enterprises, Inc. (a)	240	6,547
GATX Corp. (b)	856	37,792
H&E Equipment Services, Inc.	612	10,233
HD Supply Holdings, Inc. (a)	3,145	90,010
Kaman Corp.	543	19,467
Lawson Products, Inc. (a)	84	1,819
MRC Global, Inc. (a)(b)	1,924	21,453
MSC Industrial Direct Co., Inc. (Class A) (b)	882	53,828
Neff Corp. (Class A) (a)	100	559
NOW, Inc. (a)(b)	1,912	28,298
Rush Enterprises, Inc. (Class A) (a)	639	15,464
Stock Building Supply Holdings, Inc. (a)(b)	274	4,825
TAL International Group, Inc. (a)	631	8,626
Textainer Group Holdings, Ltd. (b)	405	6,678
Titan Machinery, Inc. (a)	389	4,466
Univar, Inc. (a)	200	3,630
Veritiv Corp. (a)(b)	155	5,772
Watsco, Inc.	488	57,818
WESCO International, Inc. (a)(b)	826	38,384

		556,886

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	1,236	92,280
Wesco Aircraft Holdings, Inc. (a)	1,175	14,335

		106,615

WATER UTILITIES — 0.5%
American States Water Co.	666	27,573
American Water Works Co., Inc.	3,337	183,802
Aqua America, Inc.	3,275	86,689
Artesian Resources Corp. (Class A)	152	3,669
California Water Service Group	890	19,687
Connecticut Water Service, Inc.	228	8,327
Consolidated Water Co., Ltd. (b)	248	2,877
Middlesex Water Co.	299	7,128
SJW Corp.	299	9,194
York Water Co. (b)	218	4,582

		353,528

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Boingo Wireless, Inc. (a)	784	6,492
NTELOS Holdings Corp. (a)	304	2,745
SBA Communications Corp. (Class A) (a)	2,351	246,244
Shenandoah Telecommunications Co.	446	19,093
Spok Holdings, Inc.	461	7,588
Sprint Corp. (a)(b)	13,462	51,694
T-Mobile US, Inc. (a)	5,058	201,359
Telephone & Data Systems, Inc.	1,668	41,633
US Cellular Corp. (a)	257	9,106

		585,954

TOTAL COMMON STOCKS —
(Cost $69,698,677)		73,493,426

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a)(c)	218	181
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a)(c)	800	0

		181

PHARMACEUTICALS — 0.0% (d)
Furiex Pharmaceuticals (CVR) (expiring 7/2/16) (a)(c)	149	1,214
Omthera Pharmaceutical, Inc. (CVR) (expiring 3/31/21) (a)(b)(c)	212	0

		1,214

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Leap Wireless International, Inc. (CVR) (expiring 3/13/16) (a)(c)	1,110	$2,797

TOTAL RIGHTS —
(Cost $4,253)		4,192

WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a)(b)(c)	367	0

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Tejon Ranch Co. (expiring 8/31/16) (a)	48	8

TOTAL WARRANTS —
(Cost $285)		8

SHORT TERM INVESTMENTS — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,244,135	9,244,135
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	55,532	55,532

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,299,667)		9,299,667

TOTAL INVESTMENTS — 112.3% (h)
(Cost $79,002,882)		82,797,293
OTHER ASSETS & LIABILITIES — (12.3)%		(9,051,448)

NET ASSETS — 100.0%		$73,745,845

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
CVR = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
B/E Aerospace, Inc.	21,488	$943,323
Esterline Technologies Corp. (a)	5,985	430,262
Huntington Ingalls Industries, Inc.	6,712	719,191
Teledyne Technologies, Inc. (a)	6,782	612,414

		2,705,190

AIRLINES — 2.4%
Alaska Air Group, Inc.	40,148	3,189,758
JetBlue Airways Corp. (a)	99,314	2,559,322

		5,749,080

AUTO COMPONENTS — 0.6%
Gentex Corp.	92,389	1,432,029

AUTOMOBILES — 0.1%
Thor Industries, Inc.	6,292	325,926

BANKS — 2.6%
Bank of the Ozarks, Inc.	24,486	1,071,507
East West Bancorp, Inc.	21,286	817,808
First Horizon National Corp.	38,048	539,521
PacWest Bancorp	14,864	636,328
Signature Bank (a)	16,065	2,209,901
SVB Financial Group (a)	9,752	1,126,746

		6,401,811

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (a)(b)	3,033	638,780

BIOTECHNOLOGY — 0.8%
United Therapeutics Corp. (a)	14,389	1,888,412

BUILDING PRODUCTS — 1.4%
A.O. Smith Corp.	15,727	1,025,243
Fortune Brands Home & Security, Inc. (b)	33,298	1,580,656
Lennox International, Inc.	7,983	904,714

		3,510,613

CAPITAL MARKETS — 2.3%
Eaton Vance Corp.	20,425	682,604
Federated Investors, Inc. (Class B) (b)	16,438	475,058
Janus Capital Group, Inc. (b)	25,454	346,174
Raymond James Financial, Inc.	18,982	942,077
SEI Investments Co.	43,944	2,119,419
Waddell & Reed Financial, Inc. (Class A) (b)	12,585	437,580
WisdomTree Investments, Inc. (b)	35,897	579,019

		5,581,931

CHEMICALS — 3.4%
Ashland, Inc.	10,379	1,044,335
Chemours Co.	18,518	119,812
Cytec Industries, Inc.	22,560	1,666,056
Minerals Technologies, Inc.	11,045	531,927
NewMarket Corp. (b)	2,303	822,171
PolyOne Corp.	15,629	458,555
RPM International, Inc.	27,758	1,162,783
Scotts Miracle-Gro Co. (Class A)	6,838	415,887
Sensient Technologies Corp.	7,484	458,769
Valspar Corp.	23,222	1,669,197

		8,349,492

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Copart, Inc. (a)	34,338	1,129,720
Deluxe Corp.	9,851	549,095
HNI Corp.	8,190	351,351
MSA Safety, Inc.	4,671	186,700
Rollins, Inc.	20,810	559,165
Waste Connections, Inc.	22,914	1,113,162

		3,889,193

COMMUNICATIONS EQUIPMENT — 1.3%
Arris Group, Inc. (a)	42,320	1,099,051
InterDigital, Inc. (b)	11,288	571,173
Netscout Systems, Inc. (a)	31,590	1,117,338
Plantronics, Inc.	7,818	397,545

		3,185,107

CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	15,885	1,086,852

CONSUMER FINANCE — 0.2%
SLM Corp. (a)	63,076	466,762

CONTAINERS & PACKAGING — 0.8%
Packaging Corp. of America	30,796	1,852,687

DISTRIBUTORS — 1.1%
LKQ Corp. (a)	96,124	2,726,077

DIVERSIFIED CONSUMER SERVICES — 0.8%
DeVry Education Group, Inc. (b)	8,610	234,278
Service Corp. International	63,039	1,708,357

		1,942,635

DIVERSIFIED FINANCIAL SERVICES — 1.2%
CBOE Holdings, Inc.	26,018	1,745,288
MSCI, Inc.	20,746	1,233,557

		2,978,845

ELECTRIC UTILITIES — 0.3%
IDACORP, Inc.	7,393	478,401
PNM Resources, Inc.	11,391	319,518

		797,919

ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	13,699	2,405,271
Hubbell, Inc. (Class B)	7,292	619,455

		3,024,726

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Belden, Inc.	7,203	336,308
Cognex Corp.	27,516	945,725
FEI Co.	6,317	461,394
IPG Photonics Corp. (a)	7,628	579,499
Keysight Technologies, Inc. (a)	37,380	1,152,799
Mettler-Toledo International, Inc. (a)	8,749	2,491,190
National Instruments Corp.	17,754	493,384
Trimble Navigation, Ltd. (a)	47,854	785,763
Zebra Technologies Corp. (Class A) (a)	16,458	1,259,860

		8,505,922

ENERGY EQUIPMENT & SERVICES — 0.4%
Dril-Quip, Inc. (a)	5,842	340,121
Oceaneering International, Inc.	18,217	715,564

		1,055,685

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 0.1%
SUPERVALU, Inc. (a)	37,885	$272,014

FOOD PRODUCTS — 2.1%
Hain Celestial Group, Inc. (a)(b)	32,335	1,668,486
Lancaster Colony Corp.	3,061	298,386
Post Holdings, Inc. (a)	9,444	558,140
TreeHouse Foods, Inc. (a)	6,036	469,541
WhiteWave Foods Co. (Class A) (a)	55,434	2,225,675

		5,220,228

GAS UTILITIES — 1.2%
National Fuel Gas Co. (b)	12,055	602,509
Questar Corp.	26,590	516,112
UGI Corp.	54,516	1,898,247

		3,016,868

HEALTH CARE EQUIPMENT & SUPPLIES — 6.4%
Align Technology, Inc. (a)	23,005	1,305,764
Cooper Cos., Inc.	15,346	2,284,406
Hill-Rom Holdings, Inc.	9,268	481,843
Hologic, Inc. (a)	77,306	3,024,984
IDEXX Laboratories, Inc. (a)(b)	29,038	2,156,072
ResMed, Inc.	30,974	1,578,435
Sirona Dental Systems, Inc. (a)	17,590	1,641,851
STERIS Corp. (b)	18,889	1,227,218
Teleflex, Inc. (b)	8,545	1,061,374
West Pharmaceutical Services, Inc.	13,468	728,888

		15,490,835

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Centene Corp. (a)	37,544	2,036,011
LifePoint Health, Inc. (a)	7,078	501,830
MEDNAX, Inc. (a)(b)	29,629	2,275,211
Molina Healthcare, Inc. (a)(b)	12,801	881,349
VCA, Inc. (a)	25,504	1,342,786

		7,037,187

HOTELS, RESTAURANTS & LEISURE — 3.6%
Brinker International, Inc. (b)	18,784	989,353
Buffalo Wild Wings, Inc. (a)	5,987	1,158,065
Cheesecake Factory, Inc.	7,362	397,254
Cracker Barrel Old Country Store, Inc. (b)	4,422	651,272
Domino’s Pizza, Inc.	17,367	1,874,073
Dunkin’ Brands Group, Inc. (b)	29,906	1,465,394
Jack in the Box, Inc.	11,475	884,034
Panera Bread Co. (Class A) (a)(b)	5,302	1,025,460
Wendy’s Co.	39,191	339,002

		8,783,907

HOUSEHOLD DURABLES — 2.9%
Jarden Corp. (a)	37,045	1,810,760
KB Home (b)	12,530	169,781
NVR, Inc. (a)	1,211	1,847,041
Tempur Sealy International, Inc. (a)	19,414	1,386,742
Toll Brothers, Inc. (a)	51,098	1,749,596
TRI Pointe Group, Inc. (a)	15,574	203,864

		7,167,784

HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	41,267	3,462,301
Energizer Holdings, Inc.	8,321	322,106

		3,784,407

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
Talen Energy Corp. (a)	8,394	84,779

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	9,858	861,392

INSURANCE — 2.7%
Alleghany Corp. (a)	2,416	1,130,954
Arthur J. Gallagher & Co.	35,688	1,473,201
Brown & Brown, Inc.	23,619	731,480
Endurance Specialty Holdings, Ltd.	5,775	352,448
Primerica, Inc. (b)	15,440	695,881
RenaissanceRe Holdings, Ltd. (b)	14,440	1,535,261
W.R. Berkley Corp.	13,653	742,313

		6,661,538

INTERNET & CATALOG RETAIL — 0.2%
HSN, Inc.	10,139	580,356

INTERNET SOFTWARE & SERVICES — 0.4%
Rackspace Hosting, Inc. (a)	37,795	932,781

IT SERVICES — 4.8%
Broadridge Financial Solutions, Inc.	25,290	1,399,802
CoreLogic, Inc. (a)	14,622	544,377
DST Systems, Inc.	5,496	577,849
Gartner, Inc. (a)	26,170	2,196,448
Global Payments, Inc.	20,559	2,358,734
Jack Henry & Associates, Inc.	17,169	1,195,134
MAXIMUS, Inc.	20,809	1,239,384
VeriFone Systems, Inc. (a)	36,011	998,585
WEX, Inc. (a)	12,226	1,061,706

		11,572,019

LEISURE PRODUCTS — 1.7%
Brunswick Corp.	28,976	1,387,661
Polaris Industries, Inc. (b)	19,369	2,321,762
Vista Outdoor, Inc. (a)	7,341	326,160

		4,035,583

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bio-Techne Corp.	7,728	714,531
Charles River Laboratories International, Inc. (a)	14,768	938,063
PAREXEL International Corp. (a)	17,467	1,081,557

		2,734,151

MACHINERY — 4.5%
CLARCOR, Inc.	9,600	457,728
Donaldson Co., Inc. (b)	19,409	545,005
Graco, Inc. (b)	12,236	820,179
IDEX Corp.	14,683	1,046,898
ITT Corp.	28,386	948,944
Lincoln Electric Holdings, Inc.	10,594	555,444
Nordson Corp.	18,025	1,134,494
Toro Co.	17,100	1,206,234
Trinity Industries, Inc.	48,663	1,103,190
Wabtec Corp.	30,507	2,686,141
Woodward, Inc.	11,392	463,654

		10,967,911

MARINE — 0.3%
Kirby Corp. (a)	10,338	640,439

MEDIA — 1.6%
AMC Networks, Inc. (Class A) (a)	19,196	1,404,571

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Cable One, Inc. (a)	1,012	$424,453
Cinemark Holdings, Inc.	17,381	564,709
John Wiley & Sons, Inc. (Class A)	7,580	379,227
Live Nation Entertainment, Inc. (a)	45,944	1,104,494

		3,877,454

METALS & MINING — 0.5%
Compass Minerals International, Inc.	6,151	482,054
Royal Gold, Inc.	13,256	622,767

		1,104,821

MULTI-UTILITIES — 0.2%
Vectren Corp.	14,063	590,787

MULTILINE RETAIL — 0.2%
Big Lots, Inc. (b)	7,892	378,185

OIL, GAS & CONSUMABLE FUELS — 0.1%
California Resources Corp.	62,106	161,476

PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co.	10,467	854,107

PHARMACEUTICALS — 0.6%
Akorn, Inc. (a)(b)	25,205	718,469
Catalent, Inc. (a)	30,988	753,008

		1,471,477

PROFESSIONAL SERVICES — 0.3%
CEB, Inc.	10,654	728,094

REAL ESTATE INVESTMENT TRUSTS — 15.0%
Alexandria Real Estate Equities, Inc.	15,492	1,311,708
American Campus Communities, Inc.	24,611	891,903
BioMed Realty Trust, Inc.	32,475	648,851
Camden Property Trust	27,393	2,024,343
Care Capital Properties, Inc.	26,126	860,329
Communications Sales & Leasing, Inc. (a)(b)	27,176	486,450
Corporate Office Properties Trust	19,312	406,131
Douglas Emmett, Inc.	43,728	1,255,868
Duke Realty Corp.	108,828	2,073,173
Equity One, Inc.	15,166	369,141
Extra Space Storage, Inc.	38,730	2,988,407
Federal Realty Investment Trust	21,780	2,971,881
Highwoods Properties, Inc.	20,044	776,705
Home Properties, Inc.	9,767	730,083
Hospitality Properties Trust	30,665	784,411
Kilroy Realty Corp.	29,012	1,890,422
Lamar Advertising Co. (Class A)	25,816	1,347,079
LaSalle Hotel Properties	35,687	1,013,154
Mid-America Apartment Communities, Inc.	15,001	1,228,132
National Retail Properties, Inc.	25,149	912,154
OMEGA Healthcare Investors, Inc.	50,976	1,791,806
Potlatch Corp.	7,269	209,275
Regency Centers Corp.	29,687	1,845,047
Senior Housing Properties Trust	36,792	596,030
Sovran Self Storage, Inc.	11,372	1,072,380
Tanger Factory Outlet Centers, Inc.	21,454	707,338
Taubman Centers, Inc.	13,441	928,504
UDR, Inc.	82,477	2,843,807
Urban Edge Properties	20,070	433,311
Weingarten Realty Investors	35,912	1,189,046

		36,586,869

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Alexander & Baldwin, Inc.	14,533	498,918
Jones Lang LaSalle, Inc.	14,151	2,034,489

		2,533,407

ROAD & RAIL — 1.2%
Genesee & Wyoming, Inc. (Class A) (a)	10,625	627,725
Landstar System, Inc.	13,608	863,700
Old Dominion Freight Line, Inc. (a)	22,010	1,342,610
Werner Enterprises, Inc. (b)	7,113	178,536

		3,012,571

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Cypress Semiconductor Corp. (a)	48,818	415,929
Integrated Device Technology, Inc. (a)	32,728	664,379
Silicon Laboratories, Inc. (a)	8,739	363,018
SunEdison, Inc. (a)(b)	58,879	422,751
Synaptics, Inc. (a)(b)	11,535	951,176

		2,817,253

SOFTWARE — 8.2%
ACI Worldwide, Inc. (a)	37,239	786,488
ANSYS, Inc. (a)	17,904	1,578,059
Cadence Design Systems, Inc. (a)(b)	91,760	1,897,597
CDK Global, Inc.	33,783	1,614,152
CommVault Systems, Inc. (a)	7,519	255,345
FactSet Research Systems, Inc. (b)	13,048	2,085,201
Fair Isaac Corp.	9,804	828,438
Fortinet, Inc. (a)	45,903	1,949,959
Manhattan Associates, Inc. (a)	23,125	1,440,687
PTC, Inc. (a)	36,026	1,143,465
Rovi Corp. (a)	13,196	138,426
SolarWinds, Inc. (a)	21,021	824,864
Solera Holdings, Inc.	12,497	674,838
Synopsys, Inc. (a)	32,077	1,481,316
Tyler Technologies, Inc. (a)	10,683	1,595,079
Ultimate Software Group, Inc. (a)	9,054	1,620,756

		19,914,670

SPECIALTY RETAIL — 2.1%
Foot Locker, Inc.	43,938	3,162,218
Williams-Sonoma, Inc.	26,570	2,028,619

		5,190,837

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
3D Systems Corp. (a)(b)	19,440	224,532

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Carter’s, Inc.	16,515	1,496,920
Deckers Outdoor Corp. (a)(b)	10,267	596,102
Kate Spade & Co. (a)	20,314	388,201
Skechers U.S.A., Inc. (Class A) (a)	13,467	1,805,655

		4,286,878

TRADING COMPANIES & DISTRIBUTORS — 0.3%
GATX Corp.	6,924	305,694
MSC Industrial Direct Co., Inc. (Class A) (b)	8,128	496,052

		801,746

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.4%
Aqua America, Inc.	32,536	$861,228

TOTAL COMMON STOCKS —
(Cost $235,936,390)		243,336,245

SHORT TERM INVESTMENTS — 5.8%
MONEY MARKET FUNDS — 5.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	14,066,549	14,066,549
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	129,831	129,831

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,196,380)		14,196,380

TOTAL INVESTMENTS — 105.7% (g)
(Cost $250,132,770)		257,532,625
OTHER ASSETS & LIABILITIES — (5.7)%		(13,889,044)

NET ASSETS — 100.0%		$243,643,581

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
B/E Aerospace, Inc.	7,454	$327,231
Esterline Technologies Corp. (a)	2,337	168,007
Huntington Ingalls Industries, Inc.	5,136	550,322
KLX, Inc. (a)	10,285	367,586
Orbital ATK, Inc.	11,622	835,273
Teledyne Technologies, Inc. (a)	2,690	242,907
Triumph Group, Inc.	9,612	404,473

		2,895,799

AUTO COMPONENTS — 0.4%
Dana Holding Corp.	31,337	497,632

AUTOMOBILES — 0.2%
Thor Industries, Inc.	5,067	262,471

BANKS — 9.2%
Associated Banc-Corp.	29,859	536,566
BancorpSouth, Inc.	17,048	405,231
Bank of Hawaii Corp. (b)	8,540	542,205
Cathay General Bancorp	14,989	449,070
City National Corp.	9,468	833,752
Commerce Bancshares, Inc.	15,642	712,650
Cullen/Frost Bankers, Inc. (b)	10,857	690,288
East West Bancorp, Inc.	15,018	576,992
First Horizon National Corp.	22,406	317,717
First Niagara Financial Group, Inc.	69,258	707,124
FirstMerit Corp.	32,460	573,568
Fulton Financial Corp.	34,541	417,946
Hancock Holding Co.	15,287	413,513
International Bancshares Corp.	11,252	281,638
PacWest Bancorp	10,809	462,733
Prosperity Bancshares, Inc.	12,891	633,077
SVB Financial Group (a)	4,000	462,160
Synovus Financial Corp.	26,057	771,287
TCF Financial Corp.	33,031	500,750
Trustmark Corp.	13,155	304,801
Umpqua Holdings Corp.	43,163	703,557
Valley National Bancorp (b)	45,460	447,326
Webster Financial Corp.	17,969	640,236

		12,384,187

BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	5,072	330,644
Fortune Brands Home & Security, Inc. (b)	10,665	506,268
Lennox International, Inc.	2,904	329,110

		1,166,022

CAPITAL MARKETS — 1.7%
Eaton Vance Corp.	10,341	345,596
Federated Investors, Inc. (Class B) (b)	8,568	247,615
Janus Capital Group, Inc. (b)	13,273	180,513
Raymond James Financial, Inc.	13,282	659,186
Stifel Financial Corp. (a)	13,584	571,886
Waddell & Reed Financial, Inc. (Class A)	8,705	302,673

		2,307,469

CHEMICALS — 2.8%
Albemarle Corp.	21,946	967,819
Ashland, Inc.	6,702	674,355
Cabot Corp.	12,367	390,303
Chemours Co.	24,104	155,953
NewMarket Corp. (b)	605	215,985
Olin Corp. (b)	15,108	253,966
PolyOne Corp.	7,651	224,480
RPM International, Inc.	8,826	369,721
Scotts Miracle-Gro Co. (Class A)	4,632	281,718
Sensient Technologies Corp.	4,371	267,942

		3,802,242

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Clean Harbors, Inc. (a)(b)	10,456	459,750
Deluxe Corp.	3,698	206,126
Herman Miller, Inc.	11,726	338,178
HNI Corp.	3,679	157,829
MSA Safety, Inc.	3,315	132,501
R.R. Donnelley & Sons Co. (b)	40,827	594,441
Rollins, Inc.	5,621	151,036
Waste Connections, Inc.	9,901	480,991

		2,520,852

COMMUNICATIONS EQUIPMENT — 0.7%
Ciena Corp. (a)	24,135	500,077
Plantronics, Inc.	2,229	113,345
Polycom, Inc. (a)	26,432	277,007

		890,429

CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	29,524	812,205
Granite Construction, Inc.	7,682	227,925
KBR, Inc.	28,225	470,229

		1,510,359

CONSUMER FINANCE — 0.2%
SLM Corp. (a)	44,081	326,199

CONTAINERS & PACKAGING — 2.1%
AptarGroup, Inc.	12,241	807,416
Bemis Co., Inc.	19,064	754,362
Greif, Inc. (Class A)	5,027	160,412
Silgan Holdings, Inc.	7,941	413,250
Sonoco Products Co.	19,744	745,139

		2,880,579

DIVERSIFIED CONSUMER SERVICES — 0.9%
Apollo Education Group, Inc. (a)	19,708	217,970
DeVry Education Group, Inc. (b)	5,938	161,573
Graham Holdings Co. (Class B)	864	498,528
Sotheby’s (b)	12,053	385,455

		1,263,526

DIVERSIFIED FINANCIAL SERVICES — 0.3%
MSCI, Inc.	6,338	376,857

ELECTRIC UTILITIES — 3.6%
Cleco Corp.	11,834	630,042
Great Plains Energy, Inc.	30,238	817,031
Hawaiian Electric Industries, Inc.	21,028	603,293
IDACORP, Inc.	5,301	343,028
OGE Energy Corp.	39,033	1,067,943
PNM Resources, Inc.	8,539	239,519
Westar Energy, Inc.	27,626	1,061,943

		4,762,799

ELECTRICAL EQUIPMENT — 0.7%
Hubbell, Inc. (Class B)	5,315	451,509

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Regal Beloit Corp.	8,775	$495,349

		946,858

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Arrow Electronics, Inc. (a)	18,411	1,017,760
Avnet, Inc.	26,263	1,120,905
Belden, Inc.	3,907	182,418
FEI Co.	4,233	309,178
Ingram Micro, Inc. (Class A)	30,572	832,781
IPG Photonics Corp. (a)	2,297	174,503
Jabil Circuit, Inc.	37,920	848,270
Keysight Technologies, Inc. (a)	9,957	307,074
Knowles Corp. (a)(b)	17,295	318,747
National Instruments Corp.	8,979	249,526
Tech Data Corp. (a)	6,903	472,856
Trimble Navigation, Ltd. (a)	20,741	340,567
Vishay Intertechnology, Inc. (b)	26,563	257,396

		6,431,981

ENERGY EQUIPMENT & SERVICES — 2.4%
Atwood Oceanics, Inc. (b)	11,722	173,603
Dril-Quip, Inc. (a)	4,018	233,928
Helix Energy Solutions Group, Inc. (a)	19,298	92,437
Nabors Industries, Ltd.	57,077	539,378
Noble Corp. PLC (b)	47,375	516,861
Oceaneering International, Inc.	7,891	309,958
Oil States International, Inc. (a)	10,039	262,319
Patterson-UTI Energy, Inc.	28,931	380,153
Rowan Cos. PLC (Class A)	24,424	394,448
Superior Energy Services, Inc.	29,431	371,714
Unit Corp. (a)(b)	100	1,126

		3,275,925

FOOD & STAPLES RETAILING — 1.1%
Casey’s General Stores, Inc.	7,582	780,339
SUPERVALU, Inc. (a)	27,465	197,199
United Natural Foods, Inc. (a)	9,808	475,786

		1,453,324

FOOD PRODUCTS — 2.6%
Dean Foods Co.	18,492	305,488
Flowers Foods, Inc.	36,167	894,772
Ingredion, Inc.	13,992	1,221,641
Lancaster Colony Corp.	1,896	184,822
Post Holdings, Inc. (a)	6,068	358,619
Tootsie Roll Industries, Inc. (b)	3,464	108,388
TreeHouse Foods, Inc. (a)	4,677	363,824

		3,437,554

GAS UTILITIES — 2.2%
Atmos Energy Corp.	19,852	1,154,989
National Fuel Gas Co. (b)	9,054	452,519
ONE Gas, Inc.	10,296	466,718
Questar Corp.	17,807	345,634
WGL Holdings, Inc.	9,739	561,648

		2,981,508

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Halyard Health, Inc. (a)	9,065	257,809
Hill-Rom Holdings, Inc.	5,299	275,495
ResMed, Inc.	8,242	420,012
Teleflex, Inc. (b)	2,832	351,763
Thoratec Corp. (a)	10,705	677,198
West Pharmaceutical Services, Inc.	5,750	311,190

		2,293,467

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Community Health Systems, Inc. (a)	23,082	987,217
Health Net, Inc. (a)	15,093	908,900
LifePoint Health, Inc. (a)	4,321	306,359
Owens & Minor, Inc. (b)	12,302	392,926
WellCare Health Plans, Inc. (a)	8,615	742,441

		3,337,843

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	36,847	456,903

HOTELS, RESTAURANTS & LEISURE — 0.9%
Cheesecake Factory, Inc.	4,334	233,863
Cracker Barrel Old Country Store, Inc. (b)	1,930	284,251
International Speedway Corp. (Class A)	5,445	172,715
Panera Bread Co. (Class A) (a)(b)	1,532	296,304
Wendy’s Co.	21,277	184,046

		1,171,179

HOUSEHOLD DURABLES — 1.4%
Jarden Corp. (a)	15,856	775,041
KB Home (b)	10,112	137,017
M.D.C. Holdings, Inc. (b)	7,621	199,518
TRI Pointe Group, Inc. (a)	19,009	248,828
Tupperware Brands Corp. (b)	9,765	483,270

		1,843,674

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	7,030	272,131

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Talen Energy Corp. (a)	6,780	68,478

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	6,647	580,815

INSURANCE — 9.6%
Alleghany Corp. (a)	1,669	781,276
American Financial Group, Inc.	14,044	967,772
Arthur J. Gallagher & Co.	11,909	491,603
Aspen Insurance Holdings, Ltd.	12,063	560,568
Brown & Brown, Inc.	8,210	254,264
CNO Financial Group, Inc.	37,540	706,127
Endurance Specialty Holdings, Ltd.	8,302	506,671
Everest Re Group, Ltd.	8,686	1,505,631
First American Financial Corp. (b)	21,203	828,401
Hanover Insurance Group, Inc.	8,654	672,416
HCC Insurance Holdings, Inc.	18,708	1,449,309
Kemper Corp.	9,593	339,304
Mercury General Corp. (b)	7,100	358,621
Old Republic International Corp.	47,203	738,255
Reinsurance Group of America, Inc.	13,047	1,181,928
StanCorp Financial Group, Inc.	8,259	943,178
W.R. Berkley Corp.	10,949	595,297

		12,880,621

IT SERVICES — 2.5%
Acxiom Corp. (a)	15,234	301,024
Broadridge Financial Solutions, Inc.	7,515	415,955

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Convergys Corp.	19,269	$445,307
CoreLogic, Inc. (a)	8,440	314,221
DST Systems, Inc.	3,086	324,462
Jack Henry & Associates, Inc.	5,290	368,237
Leidos Holdings, Inc.	12,541	518,069
NeuStar, Inc. (Class A) (a)(b)	10,793	293,677
Science Applications International Corp.	8,152	327,792

		3,308,744

LEISURE PRODUCTS — 0.3%
Vista Outdoor, Inc. (a)	7,815	347,220

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Bio-Rad Laboratories, Inc. (Class A) (a)	4,035	541,941
Bio-Techne Corp.	2,462	227,636

		769,577

MACHINERY — 3.7%
AGCO Corp. (b)	14,679	684,482
CLARCOR, Inc.	3,915	186,667
Crane Co.	9,639	449,274
Donaldson Co., Inc. (b)	12,573	353,050
Graco, Inc. (b)	3,663	245,531
IDEX Corp.	6,080	433,504
Kennametal, Inc.	15,554	387,139
Lincoln Electric Holdings, Inc.	6,672	349,813
Oshkosh Corp. (b)	15,310	556,212
Terex Corp.	21,191	380,166
Timken Co.	14,344	394,317
Valmont Industries, Inc.	4,593	435,830
Woodward, Inc.	4,187	170,411

		5,026,396

MARINE — 0.2%
Kirby Corp. (a)	4,348	269,359

MEDIA — 1.4%
Cable One, Inc. (a)	256	107,372
Cinemark Holdings, Inc.	9,927	322,528
DreamWorks Animation SKG, Inc. (Class A) (a)	14,224	248,209
John Wiley & Sons, Inc. (Class A)	4,729	236,592
Meredith Corp.	7,368	313,729
New York Times Co. (Class A)	25,667	303,127
Time, Inc.	21,450	408,623

		1,940,180

METALS & MINING — 2.6%
Allegheny Technologies, Inc. (b)	21,386	303,254
Carpenter Technology Corp. (b)	9,821	292,371
Commercial Metals Co.	22,660	307,043
Compass Minerals International, Inc.	2,755	215,909
Reliance Steel & Aluminum Co.	14,535	785,035
Royal Gold, Inc.	4,574	214,887
Steel Dynamics, Inc.	47,306	812,717
United States Steel Corp. (b)	28,597	297,981
Worthington Industries, Inc.	9,427	249,627

		3,478,824

MULTI-UTILITIES — 2.0%
Alliant Energy Corp.	22,190	1,297,893
Black Hills Corp.	8,737	361,188
MDU Resources Group, Inc.	38,121	655,681
Vectren Corp.	7,408	311,210

		2,625,972

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (b)	5,485	262,841
J.C. Penney Co., Inc. (a)(b)	59,645	554,102

		816,943

OIL, GAS & CONSUMABLE FUELS — 4.2%
California Resources Corp.	22,605	58,773
Denbury Resources, Inc. (b)	69,722	170,122
Energen Corp.	15,421	768,891
Gulfport Energy Corp. (a)	21,170	628,325
HollyFrontier Corp.	36,821	1,798,338
QEP Resources, Inc.	31,785	398,266
SM Energy Co. (b)	13,254	424,658
Western Refining, Inc.	13,833	610,312
World Fuel Services Corp.	14,132	505,926
WPX Energy, Inc. (a)(b)	45,855	303,560

		5,667,171

PAPER & FOREST PRODUCTS — 0.6%
Domtar Corp.	12,480	446,160
Louisiana-Pacific Corp. (a)(b)	27,865	396,798

		842,958

PERSONAL PRODUCTS — 0.6%
Avon Products, Inc. (b)	85,014	276,296
Edgewell Personal Care Co.	5,702	465,283

		741,579

PROFESSIONAL SERVICES — 2.4%
FTI Consulting, Inc. (a)	8,207	340,673
ManpowerGroup, Inc.	14,997	1,228,104
Towers Watson & Co. (Class A)	13,551	1,590,616

		3,159,393

REAL ESTATE INVESTMENT TRUSTS — 5.3%
Alexandria Real Estate Equities, Inc.	4,498	380,846
American Campus Communities, Inc.	6,783	245,816
BioMed Realty Trust, Inc.	19,439	388,391
Communications Sales & Leasing, Inc. (a)	6,844	122,508
Corporate Office Properties Trust	6,635	139,534
Corrections Corp. of America	22,903	676,555
Equity One, Inc.	5,174	125,935
Highwoods Properties, Inc.	6,047	234,321
Home Properties, Inc.	5,303	396,399
Hospitality Properties Trust	10,616	271,557
Liberty Property Trust	29,235	921,195
Mack-Cali Realty Corp.	17,412	328,739
Mid-America Apartment Communities, Inc.	5,436	445,045
National Retail Properties, Inc.	10,804	391,861
Potlatch Corp.	3,493	100,564
Rayonier, Inc. (b)	24,856	548,572
Senior Housing Properties Trust	23,667	383,405
Tanger Factory Outlet Centers, Inc.	5,409	178,335
Taubman Centers, Inc.	3,613	249,586
Urban Edge Properties	5,753	124,207
WP GLIMCHER, Inc.	36,199	422,080

		7,075,451

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

ROAD & RAIL — 0.6%
Con-way, Inc.	11,233	$533,006
Genesee & Wyoming, Inc. (Class A) (a)	3,595	212,393
Werner Enterprises, Inc. (b)	4,322	108,482

		853,881

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Micro Devices, Inc. (a)(b)	123,260	212,007
Atmel Corp.	81,686	659,206
Cree, Inc. (a)(b)	20,131	487,774
Cypress Semiconductor Corp. (a)(b)	35,343	301,122
Fairchild Semiconductor International, Inc. (a)	22,769	319,677
Integrated Device Technology, Inc. (a)	8,671	176,021
Intersil Corp. (Class A)	25,799	301,848
Silicon Laboratories, Inc. (a)	2,387	99,156
SunEdison, Inc. (a)(b)	24,626	176,815
Teradyne, Inc.	41,173	741,526

		3,475,152

SOFTWARE — 1.9%
ANSYS, Inc. (a)	6,578	579,785
CDK Global, Inc.	10,316	492,899
CommVault Systems, Inc. (a)	3,739	126,976
Mentor Graphics Corp.	19,467	479,472
Rovi Corp. (a)(b)	9,168	96,172
Solera Holdings, Inc.	5,369	289,926
Synopsys, Inc. (a)	10,688	493,572

		2,558,802

SPECIALTY RETAIL — 4.2%
Aaron’s, Inc.	12,593	454,733
Abercrombie & Fitch Co. (Class A) (b)	13,559	287,315
American Eagle Outfitters, Inc. (b)	35,130	549,082
Ascena Retail Group, Inc. (a)	33,492	465,874
Cabela’s, Inc. (a)(b)	9,745	444,372
Chico’s FAS, Inc.	27,241	428,501
CST Brands, Inc.	14,779	497,461
Dick’s Sporting Goods, Inc.	18,303	908,012
Guess?, Inc. (b)	12,729	271,891
Murphy USA, Inc. (a)	7,830	430,259
Office Depot, Inc. (a)	96,455	619,241
Rent-A-Center, Inc.	10,336	250,648

		5,607,389

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
3D Systems Corp. (a)(b)	8,693	100,404
Diebold, Inc. (b)	12,737	379,180
Lexmark International, Inc. (Class A)	12,017	348,253
NCR Corp. (a)	30,860	702,065

		1,529,902

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Kate Spade & Co. (a)	12,518	239,219

THRIFTS & MORTGAGE FINANCE — 1.5%
New York Community Bancorp, Inc. (b)	86,867	1,568,818
Washington Federal, Inc.	18,491	420,670

		1,989,488

TRADING COMPANIES & DISTRIBUTORS — 1.0%
GATX Corp.	4,184	184,724
MSC Industrial Direct Co., Inc. (Class A) (b)	4,337	264,687
NOW, Inc. (a)(b)	20,994	310,711
Watsco, Inc.	5,058	599,272

		1,359,394

WATER UTILITIES — 0.3%
Aqua America, Inc.	14,497	383,736

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	18,447	460,437

TOTAL COMMON STOCKS —
(Cost $144,000,643)		133,806,850

SHORT TERM INVESTMENTS — 9.5%
MONEY MARKET FUNDS — 9.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,620,628	12,620,628
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	162,203	162,203

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,782,831)		12,782,831

TOTAL INVESTMENTS — 109.3% (f)
(Cost $156,783,474)		146,589,681
OTHER ASSETS & LIABILITIES — (9.3)%		(12,514,629)

NET ASSETS — 100.0%		$134,075,052

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	19,990	$379,210
Aerojet Rocketdyne Holdings, Inc. (a)(b)	38,119	616,765
Aerovironment, Inc. (a)(b)	12,117	242,825
American Science & Engineering, Inc. (a)	4,339	154,295
Cubic Corp.	13,131	550,714
Curtiss-Wright Corp.	28,454	1,776,099
Engility Holdings, Inc.	10,640	274,299
Moog, Inc. (Class A) (b)	20,436	1,104,975
National Presto Industries, Inc. (a)	2,993	252,190
TASER International, Inc. (a)(b)	32,405	713,720

		6,065,092

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (b)	15,244	526,832
Echo Global Logistics, Inc. (b)	15,570	305,172
Forward Air Corp.	18,863	782,626
HUB Group, Inc. (Class A) (b)	21,692	789,806
UTI Worldwide, Inc. (a)(b)	55,671	255,530

		2,659,966

AIRLINES — 0.8%
Allegiant Travel Co.	8,018	1,733,893
Hawaiian Holdings, Inc. (b)	29,449	726,801
Republic Airways Holdings, Inc. (a)(b)	30,656	177,192
SkyWest, Inc.	30,449	507,889

		3,145,775

AUTO COMPONENTS — 0.9%
Dorman Products, Inc. (a)(b)	18,670	950,116
Drew Industries, Inc.	14,511	792,446
Gentherm, Inc. (b)	21,831	980,649
Standard Motor Products, Inc.	11,930	416,118
Superior Industries International, Inc.	13,971	260,978

		3,400,307

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	16,254	311,264

BANKS — 9.2%
Banner Corp.	11,494	549,068
BBCN Bancorp, Inc.	48,383	726,713
Boston Private Financial Holdings, Inc.	50,435	590,089
Cardinal Financial Corp.	19,687	452,998
Central Pacific Financial Corp.	19,060	399,688
City Holding Co.	9,182	452,673
Columbia Banking System, Inc.	34,815	1,086,576
Community Bank System, Inc. (a)	24,757	920,218
CVB Financial Corp. (a)	60,079	1,003,319
F.N.B. Corp.	106,191	1,375,173
First BanCorp- Puerto Rico (b)	70,392	250,596
First Commonwealth Financial Corp.	53,696	488,097
First Financial Bancorp	37,432	714,203
First Financial Bankshares, Inc. (a)	38,650	1,228,297
First Midwest Bancorp, Inc.	47,344	830,414
First NBC Bank Holding Co. (b)	9,570	335,333
Glacier Bancorp, Inc. (a)	45,828	1,209,401
Hanmi Financial Corp.	19,369	488,099
Home Bancshares, Inc.	35,523	1,438,681
Independent Bank Corp.-Massachusetts	15,830	729,763
LegacyTexas Financial Group, Inc.	26,363	803,544
MB Financial, Inc.	42,464	1,386,025
National Penn Bancshares, Inc.	85,097	999,890
NBT Bancorp, Inc.	26,341	709,627
OFG Bancorp	27,378	239,010
Old National Bancorp	69,419	967,007
Pinnacle Financial Partners, Inc.	20,382	1,007,075
PrivateBancorp, Inc.	47,812	1,832,634
S&T Bancorp, Inc.	20,924	682,541
Simmons First National Corp. (Class A) (a)	16,912	810,592
Southside Bancshares, Inc.	14,072	387,684
Sterling Bancorp	72,450	1,077,331
Talmer Bancorp, Inc. (Class A)	37,825	629,786
Texas Capital Bancshares, Inc. (b)	27,860	1,460,421
Tompkins Financial Corp. (a)	7,250	386,860
UMB Financial Corp. (a)	25,490	1,295,147
United Bankshares, Inc. (a)	38,961	1,480,128
United Community Banks, Inc.	34,955	714,480
Westamerica Bancorp. (a)	15,494	688,553
Wilshire Bancorp, Inc.	42,621	447,947
Wintrust Financial Corp.	29,259	1,563,308

		34,838,989

BIOTECHNOLOGY — 1.2%
Acorda Therapeutics, Inc. (a)(b)	25,992	689,048
Emergent Biosolutions, Inc. (b)	18,172	517,720
Enanta Pharmaceuticals, Inc. (a)(b)	7,901	285,542
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	10,907	934,185
MiMedx Group, Inc. (a)(b)	60,148	580,428
Momenta Pharmaceuticals, Inc. (b)	37,731	619,166
Repligen Corp. (b)	19,840	552,544
Spectrum Pharmaceuticals, Inc. (a)(b)	35,498	212,278

		4,390,911

BUILDING PRODUCTS — 1.3%
AAON, Inc. (a)	24,534	475,469
American Woodmark Corp. (b)	8,187	531,091
Apogee Enterprises, Inc.	17,633	787,313
Gibraltar Industries, Inc. (b)	17,571	322,428
Griffon Corp. (a)	23,756	374,632
PGT, Inc. (b)	28,829	354,020
Quanex Building Products Corp.	20,409	370,832
Simpson Manufacturing Co., Inc.	25,131	841,637
Universal Forest Products, Inc.	12,162	701,504

		4,758,926

CAPITAL MARKETS — 1.5%
Calamos Asset Management, Inc. (Class A)	10,289	97,540
Evercore Partners, Inc. (Class A)	20,753	1,042,631
Financial Engines, Inc. (a)	31,149	917,961
Greenhill & Co., Inc.	16,453	468,417
HFF, Inc. (Class A)	20,916	706,124
Interactive Brokers Group, Inc. (Class A) (a)	34,536	1,363,136
Investment Technology Group, Inc.	20,660	275,604
Piper Jaffray Co., Inc. (b)	9,133	330,341
Virtus Investment Partners, Inc. (a)	4,199	421,999

		5,623,753

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

CHEMICALS — 2.3%
A. Schulman, Inc.	17,678	$574,005
American Vanguard Corp. (a)	15,229	176,047
Balchem Corp.	18,936	1,150,741
Calgon Carbon Corp.	31,495	490,692
Flotek Industries, Inc. (a)(b)	32,323	539,794
FutureFuel Corp.	13,402	132,412
H.B. Fuller Co.	30,631	1,039,616
Hawkins, Inc.	5,695	219,257
Innophos Holdings, Inc.	11,969	474,451
Innospec, Inc.	14,592	678,674
Intrepid Potash, Inc. (a)(b)	34,231	189,640
Koppers Holdings, Inc.	12,399	250,088
Kraton Performance Polymers, Inc. (b)	18,888	338,095
LSB Industries, Inc. (b)	11,799	180,761
OM Group, Inc.	18,515	608,958
Quaker Chemical Corp.	8,144	627,740
Rayonier Advanced Materials, Inc.	25,855	158,233
Stepan Co.	11,022	458,625
Tredegar Corp.	15,577	203,747

		8,491,576

COMMERCIAL SERVICES & SUPPLIES — 2.9%
ABM Industries, Inc.	33,846	924,334
Brady Corp. (Class A) (a)	28,959	569,334
Brink’s Co.	29,579	798,929
Essendant, Inc.	22,877	741,901
G & K Services, Inc. (Class A)	12,146	809,166
Healthcare Services Group, Inc. (a)	43,541	1,467,332
Interface, Inc.	39,620	889,073
Matthews International Corp. (Class A)	19,881	973,573
Mobile Mini, Inc. (a)	27,371	842,753
Tetra Tech, Inc.	36,219	880,484
UniFirst Corp.	9,163	978,700
US Ecology, Inc.	13,139	573,517
Viad Corp.	12,103	350,866

		10,799,962

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	30,021	438,306
Bel Fuse, Inc. (Class B)	5,316	103,343
Black Box Corp.	9,239	136,183
CalAmp Corp. (b)	21,838	351,373
Comtech Telecommunications Corp.	9,729	200,515
Digi International, Inc. (b)	14,978	176,591
Harmonic, Inc. (b)	53,447	309,993
Ixia (b)	36,355	526,784
Lumentum Holdings, Inc. (b)	28,341	480,380
Netgear, Inc. (b)	19,443	567,152
ViaSat, Inc. (a)(b)	26,937	1,731,780
Viavi Solutions, Inc. (b)	142,908	767,416

		5,789,816

CONSTRUCTION & ENGINEERING — 1.2%
Aegion Corp. (b)	21,791	359,116
Comfort Systems USA, Inc.	22,866	623,327
Dycom Industries, Inc. (a)(b)	20,536	1,485,985
EMCOR Group, Inc.	38,137	1,687,562
MYR Group, Inc. (b)	12,623	330,723
Orion Marine Group, Inc. (b)	16,659	99,621

		4,586,334

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (b)	44,493	836,468

CONSUMER FINANCE — 1.1%
Cash America International, Inc. (a)	15,984	447,072
Encore Capital Group, Inc. (a)(b)	14,122	522,514
Enova International, Inc. (b)	15,913	162,631
Ezcorp, Inc. (Class A) (a)(b)	29,476	181,867
First Cash Financial Services, Inc. (b)	16,844	674,770
Green Dot Corp. (Class A) (a)(b)	28,183	496,021
PRA Group, Inc. (a)(b)	29,114	1,540,713
World Acceptance Corp. (a)(b)	5,189	139,273

		4,164,861

CONTAINERS & PACKAGING — 0.0% (c)
Myers Industries, Inc.	13,822	185,215

DISTRIBUTORS — 0.8%
Core-Mark Holding Co., Inc.	14,000	916,300
Pool Corp.	26,104	1,887,319
VOXX International Corp. (b)	11,917	88,424

		2,892,043

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (b)	10,371	243,200
Capella Education Co.	6,565	325,099
Career Education Corp. (b)	41,268	155,167
Regis Corp. (b)	25,552	334,731
Strayer Education, Inc. (a)(b)	6,674	366,870
Universal Technical Institute, Inc.	12,839	45,065

		1,470,132

DIVERSIFIED FINANCIAL SERVICES — 0.6%
MarketAxess Holdings, Inc.	22,688	2,107,261

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (b)	53,216	440,096
Atlantic Tele-Network, Inc.	6,522	482,171
Cincinnati Bell, Inc. (b)	126,589	394,958
Consolidated Communications Holdings, Inc. (a)	30,455	586,868
General Communication, Inc. (Class A) (b)	18,124	312,820
Iridium Communications, Inc. (a)(b)	47,848	294,265
Lumos Networks Corp.	13,903	169,061

		2,680,239

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	27,655	1,396,301
El Paso Electric Co.	24,310	895,094
UIL Holdings Corp.	34,371	1,727,830

		4,019,225

ELECTRICAL EQUIPMENT — 1.0%
AZZ, Inc.	15,625	760,781
Encore Wire Corp.	12,466	407,264
EnerSys	27,929	1,496,436
Franklin Electric Co., Inc.	23,996	653,411
General Cable Corp. (a)	29,507	351,134
Powell Industries, Inc.	5,490	165,249
Vicor Corp. (a)(b)	10,051	102,520

		3,936,795

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Agilysys, Inc. (a)(b)	8,938	99,391

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Anixter International, Inc. (b)	17,110	$988,616
Badger Meter, Inc. (a)	8,752	508,141
Benchmark Electronics, Inc. (b)	30,773	669,620
Checkpoint Systems, Inc.	25,370	183,933
Coherent, Inc. (b)	14,937	817,054
CTS Corp.	20,036	370,866
Daktronics, Inc.	23,701	205,488
DTS, Inc. (b)	10,684	285,263
Electro Scientific Industries, Inc.	16,026	74,361
Fabrinet (b)	17,968	329,353
FARO Technologies, Inc. (a)(b)	10,541	368,935
II-VI, Inc. (b)	31,536	507,099
Insight Enterprises, Inc. (b)	22,317	576,894
Itron, Inc. (b)	23,000	733,930
Littelfuse, Inc.	13,734	1,251,854
Mercury Computer Systems, Inc. (b)	19,610	311,995
Methode Electronics, Inc. (Class A)	23,296	743,142
MTS Systems Corp.	9,085	546,099
Newport Corp. (b)	23,824	327,580
OSI Systems, Inc. (b)	11,036	849,331
Park Electrochemical Corp.	12,303	216,410
Plexus Corp. (b)	20,415	787,611
Rofin-Sinar Technologies, Inc. (b)	17,269	447,785
Rogers Corp. (b)	11,311	601,519
Sanmina Corp. (b)	48,466	1,035,718
Scansource, Inc. (b)	16,675	591,296
SYNNEX Corp.	17,519	1,490,166
TTM Technologies, Inc. (b)	38,015	236,833

		16,156,283

ENERGY EQUIPMENT & SERVICES — 1.4%
Basic Energy Services, Inc. (a)(b)	23,838	78,665
Bristow Group, Inc. (a)	21,232	555,429
CARBO Ceramics, Inc. (a)	11,941	226,760
Era Group, Inc. (b)	11,779	176,332
Exterran Holdings, Inc.	42,104	757,872
Geospace Technologies Corp. (a)(b)	7,892	108,989
Gulf Island Fabrication, Inc.	8,042	84,682
Gulfmark Offshore, Inc. (Class A) (a)	15,429	94,271
Hornbeck Offshore Services, Inc. (a)(b)	19,177	259,465
ION Geophysical Corp. (a)(b)	76,929	30,002
Matrix Service Co. (b)	16,106	361,902
Newpark Resources, Inc. (b)	50,770	259,942
Pioneer Energy Services Corp. (b)	38,817	81,516
SEACOR Holdings, Inc. (a)(b)	9,915	593,016
Tesco Corp.	23,700	169,218
Tetra Technologies, Inc. (b)	47,937	283,308
Tidewater, Inc. (a)	28,602	375,830
Unit Corp. (a)(b)	30,567	344,184
US Silica Holdings, Inc. (a)	32,557	458,728

		5,300,111

FOOD & STAPLES RETAILING — 0.3%
Andersons, Inc.	15,839	539,476
SpartanNash Co.	22,910	592,224

		1,131,700

FOOD PRODUCTS — 1.9%
B&G Foods, Inc. (a)	35,148	1,281,145
Cal-Maine Foods, Inc. (a)	18,812	1,027,323
Calavo Growers, Inc.	8,910	397,742
Darling Ingredients, Inc. (b)	100,254	1,126,855
Diamond Foods, Inc. (b)	15,962	492,587
J&J Snack Foods Corp.	8,954	1,017,712
Sanderson Farms, Inc. (a)	11,922	817,492
Seneca Foods Corp. (Class A) (b)	3,947	104,003
Snyders-Lance, Inc.	31,722	1,069,983

		7,334,842

GAS UTILITIES — 2.2%
Laclede Group, Inc. (a)	26,098	1,423,124
New Jersey Resources Corp.	51,861	1,557,386
Northwest Natural Gas Co. (a)	16,559	759,065
Piedmont Natural Gas Co., Inc.	48,093	1,927,086
South Jersey Industries, Inc.	41,366	1,044,491
Southwest Gas Corp.	28,358	1,653,839

		8,364,991

HEALTH CARE EQUIPMENT & SUPPLIES — 4.8%
Abaxis, Inc. (a)	12,933	568,923
ABIOMED, Inc. (b)	23,509	2,180,695
Analogic Corp. (a)	7,519	616,859
AngioDynamics, Inc. (b)	15,615	205,962
Anika Therapeutics, Inc. (b)	8,880	282,650
Cantel Medical Corp.	21,649	1,227,498
CONMED Corp.	15,496	739,779
CryoLife, Inc. (a)	15,330	149,161
Cyberonics, Inc. (b)	15,763	958,075
Cynosure, Inc. (Class A) (b)	13,771	413,681
Greatbatch, Inc. (b)	15,398	868,755
Haemonetics Corp. (b)	30,605	989,154
HealthStream, Inc. (b)	14,484	315,896
ICU Medical, Inc. (b)	8,667	949,036
Inogen, Inc. (b)	8,520	413,646
Integra LifeSciences Holdings Corp. (b)	17,285	1,029,322
Invacare Corp.	17,782	257,306
Masimo Corp. (b)	27,655	1,066,377
Meridian Bioscience, Inc. (a)	25,386	434,101
Merit Medical Systems, Inc. (b)	26,730	639,114
Natus Medical, Inc. (b)	20,036	790,420
Neogen Corp. (b)	22,492	1,011,915
NuVasive, Inc. (b)	29,751	1,434,593
SurModics, Inc. (b)	7,855	171,553
Vascular Solutions, Inc. (b)	10,402	337,129

		18,051,600

HEALTH CARE PROVIDERS & SERVICES — 3.9%
Aceto Corp.	17,519	480,897
Air Methods Corp. (a)(b)	21,570	735,321
Almost Family, Inc. (b)	4,777	191,319
Amedisys, Inc. (a)(b)	16,983	644,845
AMN Healthcare Services, Inc. (b)	28,850	865,788
AmSurg Corp. (b)	29,407	2,285,218
Chemed Corp.	10,217	1,363,663
Corvel Corp. (b)	6,269	202,489
Cross Country Healthcare, Inc. (b)	19,556	266,157
Ensign Group, Inc.	14,387	613,318
ExamWorks Group, Inc. (a)(b)	23,775	695,181
Hanger, Inc. (b)	21,323	290,846
HealthEquity, Inc. (a)(b)	20,766	613,635
Healthways, Inc. (b)	18,744	208,433
HMS Holdings Corp. (a)(b)	53,800	471,826

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

IPC Healthcare, Inc. (b)	10,572	$821,339
Kindred Healthcare, Inc.	50,695	798,446
Landauer, Inc. (a)	5,785	213,987
LHC Group, Inc. (b)	7,885	353,011
Magellan Health, Inc. (b)	16,285	902,678
PharMerica Corp. (b)	18,456	525,442
Providence Service Corp. (b)	7,974	347,507
Select Medical Holdings Corp.	63,279	682,780

		14,574,126

HEALTH CARE TECHNOLOGY — 0.8%
Computer Programs and Systems, Inc. (a)	6,352	267,610
MedAssets, Inc. (b)	36,134	724,848
Medidata Solutions, Inc. (a)(b)	33,580	1,414,054
Omnicell, Inc. (b)	21,580	671,138

		3,077,650

HOTELS, RESTAURANTS & LEISURE — 3.1%
Biglari Holdings, Inc. (b)	633	231,513
BJ’s Restaurants, Inc. (b)	12,614	542,780
Bob Evans Farms, Inc.	13,543	587,089
Boyd Gaming Corp. (b)	48,340	787,942
DineEquity, Inc.	10,327	946,573
Interval Leisure Group, Inc. (a)	23,929	439,336
Marcus Corp.	11,090	214,481
Marriott Vacations Worldwide Corp.	16,467	1,122,061
Monarch Casino & Resort, Inc. (b)	6,095	109,527
Papa John’s International, Inc. (a)	17,734	1,214,424
Pinnacle Entertainment, Inc. (b)	36,565	1,237,360
Popeyes Louisiana Kitchen, Inc. (a)(b)	13,771	776,134
Red Robin Gourmet Burgers, Inc. (b)	8,554	647,880
Ruby Tuesday, Inc. (b)	37,436	232,478
Ruth’s Hospitality Group, Inc.	21,071	342,193
Scientific Games Corp. (Class A) (a)(b)	30,044	313,960
Sonic Corp. (a)	31,267	717,578
Texas Roadhouse, Inc. (a)	37,986	1,413,079

		11,876,388

HOUSEHOLD DURABLES — 2.0%
Ethan Allen Interiors, Inc. (a)	15,731	415,456
Helen of Troy, Ltd. (a)(b)	17,244	1,539,889
iRobot Corp. (a)(b)	18,140	528,600
La-Z-Boy, Inc.	30,477	809,469
M/I Homes, Inc. (b)	14,799	348,960
Meritage Homes Corp. (b)	22,198	810,671
Ryland Group, Inc. (a)	28,176	1,150,426
Standard Pacific Corp. (a)(b)	88,140	705,120
TopBuild Corp. (b)	23,003	712,403
Universal Electronics, Inc. (b)	9,097	382,347

		7,403,341

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (b)	6,000	92,820
Central Garden & Pet Co. (Class A) (b)	19,683	317,093
WD-40 Co.	8,146	725,564

		1,135,477

INSURANCE — 2.8%
American Equity Investment Life Holding Co. (a)	49,018	1,142,610
AMERISAFE, Inc.	11,559	574,829
eHealth, Inc. (a)(b)	10,011	128,241
Employers Holdings, Inc.	19,252	429,127
HCI Group, Inc. (a)	5,392	209,048
Horace Mann Educators Corp.	24,812	824,255
Infinity Property & Casualty Corp.	6,954	560,075
Navigators Group, Inc. (b)	6,695	522,076
ProAssurance Corp.	32,577	1,598,553
RLI Corp.	22,860	1,223,696
Safety Insurance Group, Inc.	8,463	458,271
Selective Insurance Group, Inc.	34,535	1,072,657
Stewart Information Services Corp.	13,461	550,689
United Fire Group, Inc.	12,822	449,411
United Insurance Holdings Corp. (a)	10,058	132,263
Universal Insurance Holdings, Inc. (a)	19,622	579,634

		10,455,435

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	7,189	241,119
FTD Cos., Inc. (a)(b)	11,059	329,558
NutriSystem, Inc. (a)	17,489	463,809
PetMed Express, Inc. (a)	12,331	198,529

		1,233,015

INTERNET SOFTWARE & SERVICES — 1.9%
Blucora, Inc. (b)	24,871	342,474
comScore, Inc. (b)	19,560	902,694
Constant Contact, Inc. (b)	19,411	470,523
DHI Group, Inc. (b)	26,345	192,582
j2 Global, Inc. (a)	27,888	1,975,865
Liquidity Services, Inc. (b)	14,770	109,150
LivePerson, Inc. (b)	29,603	223,799
LogMeIn, Inc. (a)(b)	14,935	1,017,969
Monster Worldwide, Inc. (a)(b)	55,650	357,273
NIC, Inc.	36,752	650,878
QuinStreet, Inc. (b)	20,982	116,450
Stamps.com, Inc. (b)	8,901	658,763
XO Group, Inc. (b)	14,456	204,263

		7,222,683

IT SERVICES — 2.0%
CACI International, Inc. (Class A) (b)	14,681	1,085,954
Cardtronics, Inc. (a)(b)	27,267	891,631
CIBER, Inc. (b)	42,827	136,190
CSG Systems International, Inc. (a)	19,892	612,674
ExlService Holdings, Inc. (b)	20,144	743,918
Forrester Research, Inc.	6,032	189,646
Heartland Payment Systems, Inc.	22,248	1,401,846
ManTech International Corp. (Class A)	14,771	379,615
Perficient, Inc. (b)	21,391	330,063
Sykes Enterprises, Inc. (b)	23,651	603,100
TeleTech Holdings, Inc.	9,927	265,944
Virtusa Corp. (b)	16,357	839,278

		7,479,859

LEISURE PRODUCTS — 0.3%
Arctic Cat, Inc. (a)	7,798	172,960
Callaway Golf Co.	47,040	392,784
Sturm Ruger & Co, Inc.	11,263	661,025

		1,226,769

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Affymetrix, Inc. (a)(b)	48,473	413,959

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Albany Molecular Research, Inc. (a)(b)	16,363	$285,044
Cambrex Corp. (b)	18,902	750,031
Luminex Corp. (a)(b)	23,483	397,098

		1,846,132

MACHINERY — 3.4%
Actuant Corp. (Class A)	36,231	666,288
Albany International Corp. (Class A)	17,583	503,050
Astec Industries, Inc.	11,378	381,277
Barnes Group, Inc.	30,993	1,117,298
Briggs & Stratton Corp. (a)	26,535	512,391
Chart Industries, Inc. (b)	18,439	354,213
CIRCOR International, Inc.	9,954	399,354
EnPro Industries, Inc.	13,194	516,809
ESCO Technologies, Inc.	15,948	572,533
Federal Signal Corp.	38,028	521,364
Harsco Corp.	48,627	441,047
Hillenbrand, Inc.	37,916	986,195
John Bean Technologies Corp.	17,758	679,244
Lindsay Corp. (a)	6,851	464,429
Lydall, Inc. (b)	10,274	292,706
Mueller Industries, Inc.	34,312	1,014,949
SPX Corp.	24,900	296,808
SPX FLOW, Inc. (b)	24,900	857,307
Standex International Corp.	7,717	581,476
Tennant Co.	11,012	618,654
Titan International, Inc.	26,199	173,175
Watts Water Technologies, Inc. (Class A)	17,134	905,018

		12,855,585

MARINE — 0.3%
Matson, Inc.	26,401	1,016,175

MEDIA — 0.6%
E.W. Scripps Co. (Class A)	32,391	572,349
Gannett Co., Inc. (a)	69,788	1,027,977
Harte-Hanks, Inc.	25,820	91,145
Scholastic Corp. (a)	15,529	605,010
Sizmek, Inc. (a)(b)	13,284	79,571

		2,376,052

METALS & MINING — 1.0%
AK Steel Holding Corp. (a)(b)	107,138	258,203
Century Aluminum Co. (a)(b)	30,360	139,656
Globe Specialty Metals, Inc.	39,235	475,921
Haynes International, Inc.	7,569	286,411
Kaiser Aluminum Corp. (a)	10,355	830,989
Materion Corp.	12,167	365,253
Olympic Steel, Inc.	5,498	54,705
Stillwater Mining Co. (a)(b)	73,255	756,724
SunCoke Energy, Inc.	39,380	306,376
TimkenSteel Corp. (a)	22,801	230,746

		3,704,984

MULTI-UTILITIES — 0.7%
Avista Corp.	37,508	1,247,141
NorthWestern Corp. (a)	28,358	1,526,511

		2,773,652

MULTILINE RETAIL — 0.1%
Fred’s, Inc. (Class A) (a)	21,080	249,798
Tuesday Morning Corp. (a)(b)	26,648	144,166

		393,964

OIL, GAS & CONSUMABLE FUELS — 1.1%
Approach Resources, Inc. (a)(b)	22,425	41,935
Bill Barrett Corp. (a)(b)	30,202	99,667
Bonanza Creek Energy, Inc. (a)(b)	23,376	95,140
Carrizo Oil & Gas, Inc. (b)	29,293	894,608
Cloud Peak Energy, Inc. (a)(b)	37,112	97,605
Contango Oil & Gas Co. (b)	9,597	72,937
Green Plains, Inc. (a)	21,748	423,216
Northern Oil and Gas, Inc. (a)(b)	30,762	135,968
PDC Energy, Inc. (a)(b)	24,190	1,282,312
Penn Virginia Corp. (a)(b)	42,830	22,700
REX American Resources Corp. (a)(b)	3,541	179,245
Rex Energy Corp. (a)(b)	29,951	61,999
Stone Energy Corp. (a)(b)	34,466	170,951
Synergy Resources Corp. (a)(b)	58,006	568,459

		4,146,742

PAPER & FOREST PRODUCTS — 1.1%
Boise Cascade Co. (b)	23,649	596,428
Clearwater Paper Corp. (b)	11,600	547,984
Deltic Timber Corp. (a)	6,729	402,462
KapStone Paper and Packaging Corp.	51,418	848,911
Neenah Paper, Inc.	10,168	592,591
P.H. Glatfelter Co.	26,265	452,283
Schweitzer-Mauduit International, Inc.	18,451	634,345
Wausau Paper Corp. (a)	25,023	160,147

		4,235,151

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	10,288	255,246
Medifast, Inc. (b)	5,741	154,203

		409,449

PHARMACEUTICALS — 2.0%
ANI Pharmaceuticals, Inc. (a)(b)	4,577	180,837
Depomed, Inc. (a)(b)	36,372	685,612
Impax Laboratories, Inc. (a)(b)	41,272	1,453,187
Lannett Co., Inc. (a)(b)	16,825	698,574
Medicines Co. (a)(b)	40,493	1,537,114
Nektar Therapeutics (a)(b)	79,828	874,915
Prestige Brands Holdings, Inc. (b)	31,874	1,439,430
Sagent Pharmaceuticals, Inc. (a)(b)	14,459	221,657
Supernus Pharmaceuticals, Inc. (a)(b)	20,401	286,226

		7,377,552

PROFESSIONAL SERVICES — 1.6%
CDI Corp.	8,780	75,069
Exponent, Inc.	15,632	696,562
Heidrick & Struggles International, Inc.	9,975	194,014
Insperity, Inc.	11,350	498,606
Kelly Services, Inc. (Class A)	17,996	254,463
Korn/Ferry International	31,302	1,035,157
Navigant Consulting, Inc. (b)	29,376	467,372
On Assignment, Inc. (b)	28,750	1,060,875
Resources Connection, Inc.	22,656	341,426
TrueBlue, Inc. (b)	25,605	575,344
WageWorks, Inc. (b)	21,560	971,925

		6,170,813

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 7.8%
Acadia Realty Trust	41,424	$1,245,620
Agree Realty Corp.	10,610	316,708
American Assets Trust, Inc.	23,533	961,558
Capstead Mortgage Corp.	58,186	575,459
CareTrust REIT, Inc.	29,195	331,363
Cedar Realty Trust, Inc.	44,595	276,935
Chesapeake Lodging Trust	36,196	943,268
Coresite Realty Corp.	16,079	827,104
Cousins Properties, Inc.	123,991	1,143,197
DiamondRock Hospitality Co.	120,871	1,335,625
EastGroup Properties, Inc.	19,341	1,047,895
Education Realty Trust, Inc.	29,336	966,621
EPR Properties	34,877	1,798,607
Franklin Street Properties Corp.	54,177	582,403
Geo Group, Inc.	44,942	1,336,575
Getty Realty Corp.	15,731	248,550
Government Properties Income Trust (a)	42,702	683,232
Healthcare Realty Trust, Inc.	60,488	1,503,127
Inland Real Estate Corp.	53,957	437,052
Kite Realty Group Trust	50,159	1,194,286
Lexington Realty Trust	128,912	1,044,187
LTC Properties, Inc.	21,416	913,821
Medical Properties Trust, Inc.	141,950	1,569,967
Parkway Properties, Inc.	49,063	763,420
Pennsylvania Real Estate Investment Trust	41,976	832,384
Post Properties, Inc.	33,104	1,929,632
PS Business Parks, Inc.	11,734	931,445
Retail Opportunity Investments Corp.	59,439	983,121
Sabra Healthcare REIT, Inc.	39,556	916,908
Saul Centers, Inc.	6,906	357,385
Summit Hotel Properties, Inc.	52,477	612,407
Universal Health Realty Income Trust	7,356	345,291
Urstadt Biddle Properties, Inc. (Class A)	15,973	299,334

		29,254,487

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	20,291	266,827

ROAD & RAIL — 0.9%
ArcBest Corp.	14,738	379,798
Celadon Group, Inc.	16,402	262,760
Heartland Express, Inc. (a)	37,557	748,887
Knight Transportation, Inc.	37,461	899,064
Marten Transport, Ltd.	14,387	232,638
Roadrunner Transportation Systems, Inc. (b)	18,293	336,591
Saia, Inc. (a)(b)	15,198	470,378

		3,330,116

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Advanced Energy Industries, Inc. (b)	24,725	650,267
Brooks Automation, Inc.	40,739	477,054
Cabot Microelectronics Corp. (b)	14,753	571,531
CEVA, Inc. (a)(b)	12,443	231,067
Cirrus Logic, Inc. (b)	38,469	1,212,158
Cohu, Inc.	15,644	154,250
Diodes, Inc. (b)	23,602	504,375
DSP Group, Inc. (b)	13,501	122,994
Exar Corp. (b)	29,002	172,562
Kopin Corp. (a)(b)	36,713	115,279
Kulicke & Soffa Industries, Inc. (b)	43,970	403,645
Microsemi Corp. (b)	57,966	1,902,444
MKS Instruments, Inc.	32,370	1,085,366
Monolithic Power Systems, Inc.	21,944	1,123,533
Nanometrics, Inc. (b)	14,474	175,714
Pericom Semiconductor Corp.	12,238	223,344
Power Integrations, Inc.	17,490	737,553
Rudolph Technologies, Inc. (b)	19,396	241,480
Semtech Corp. (b)	40,320	608,832
Tessera Technologies, Inc.	29,473	955,220
Ultratech, Inc. (b)	16,661	266,909
Veeco Instruments, Inc. (a)(b)	24,520	502,905

		12,438,482

SOFTWARE — 2.4%
Blackbaud, Inc.	28,254	1,585,614
Bottomline Technologies, Inc. (b)	23,600	590,236
Ebix, Inc. (a)	16,173	403,678
EPIQ Systems, Inc.	19,357	250,092
ePlus, Inc. (b)	3,547	280,461
Interactive Intelligence Group (b)	10,586	314,510
MicroStrategy, Inc. (b)	5,666	1,113,199
Monotype Imaging Holdings, Inc.	24,291	530,030
Progress Software Corp. (b)	30,084	777,070
Quality Systems, Inc. (a)	26,560	331,469
Synchronoss Technologies, Inc. (a)(b)	23,768	779,590
Take-Two Interactive Software, Inc. (a)(b)	51,521	1,480,198
Tangoe, Inc. (b)	22,073	158,926
VASCO Data Security International, Inc. (a)(b)	17,765	302,716

		8,897,789

SPECIALTY RETAIL — 4.2%
Barnes & Noble Education, Inc. (a)(b)	23,623	300,248
Barnes & Noble, Inc.	37,327	452,030
Big 5 Sporting Goods Corp.	11,016	114,346
Buckle, Inc. (a)	17,181	635,182
Caleres, Inc.	26,584	811,609
Cato Corp. (Class A)	15,785	537,163
Children’s Place, Inc.	12,250	706,457
Express, Inc. (b)	44,403	793,482
Finish Line, Inc. (Class A)	26,999	521,081
Francesca’s Holdings Corp. (b)	25,548	312,452
Genesco, Inc. (b)	14,620	834,363
Group 1 Automotive, Inc.	13,807	1,175,666
Haverty Furniture Cos., Inc.	12,448	292,279
Hibbett Sports, Inc. (a)(b)	14,916	522,209
Kirkland’s, Inc.	9,016	194,205
Lithia Motors, Inc. (Class A)	14,396	1,556,351
Lumber Liquidators Holdings, Inc. (a)(b)	16,328	214,550
MarineMax, Inc. (b)	15,392	217,489
Men’s Wearhouse, Inc.	29,128	1,238,523
Monro Muffler Brake, Inc. (a)	19,220	1,298,311
Outerwall, Inc. (a)	10,921	621,732
Pep Boys-Manny, Moe & Jack (b)	32,704	398,662
Select Comfort Corp. (b)	30,967	677,558
Sonic Automotive, Inc. (Class A)	19,961	407,604
Stage Stores, Inc. (a)	19,227	189,194

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Stein Mart, Inc.	17,263	$167,106
Vitamin Shoppe, Inc. (b)	17,798	580,927
Zumiez, Inc. (a)(b)	13,049	203,956

		15,974,735

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Electronics for Imaging, Inc. (b)	28,615	1,238,457
QLogic Corp. (b)	53,290	546,222
Super Micro Computer, Inc. (a)(b)	21,987	599,366

		2,384,045

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Crocs, Inc. (a)(b)	44,987	581,457
G-III Apparel Group, Ltd. (b)	24,154	1,489,335
Iconix Brand Group, Inc. (a)(b)	29,009	392,202
Movado Group, Inc.	10,007	258,481
Oxford Industries, Inc.	8,829	652,286
Perry Ellis International, Inc. (b)	7,253	159,276
Steven Madden, Ltd. (b)	34,532	1,264,562
Unifi, Inc. (b)	8,695	259,198
Wolverine World Wide, Inc. (a)	62,076	1,343,325

		6,400,122

THRIFTS & MORTGAGE FINANCE — 1.7%
Astoria Financial Corp.	55,067	886,579
Bank Mutual Corp.	26,175	201,024
BofI Holding, Inc. (a)(b)	8,544	1,100,724
Brookline Bancorp, Inc.	42,540	431,356
Dime Community Bancshares	18,291	309,118
LendingTree, Inc. (a)(b)	4,050	376,771
Northfield Bancorp, Inc.	27,567	419,294
Northwest Bancshares, Inc.	61,527	799,851
Oritani Financial Corp.	22,527	351,872
Provident Financial Services, Inc.	35,368	689,676
TrustCo Bank Corp. NY (a)	57,268	334,445
Walker & Dunlop, Inc. (b)	16,081	419,392

		6,320,102

TOBACCO — 0.2%
Universal Corp. (a)	13,779	683,025

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	23,845	909,687
DXP Enterprises, Inc. (a)(b)	7,659	208,937
Kaman Corp. (a)	16,340	585,789
Veritiv Corp. (a)(b)	4,938	183,891

		1,888,304

WATER UTILITIES — 0.2%
American States Water Co.	22,387	926,822

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	13,128	216,087

TOTAL COMMON STOCKS —
(Cost $369,824,705)		375,466,374

SHORT TERM INVESTMENT — 14.1%
MONEY MARKET FUND — 14.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e) (Cost $53,100,439)	53,100,439	53,100,439

TOTAL INVESTMENTS — 113.7% (f)
(Cost $422,925,144)		428,566,813
OTHER ASSETS & LIABILITIES — (13.7)%		(51,689,651)

NET ASSETS — 100.0%		$376,877,162

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	51,491	$833,124
Curtiss-Wright Corp.	84,868	5,297,461
Moog, Inc. (Class A) (a)	25,914	1,401,170
TASER International, Inc. (a)(b)	96,163	2,117,990

		9,649,745

AIR FREIGHT & LOGISTICS — 0.5%
Echo Global Logistics, Inc. (a)	32,594	638,843
Forward Air Corp.	56,362	2,338,459

		2,977,302

AIRLINES — 1.1%
Allegiant Travel Co.	23,915	5,171,619
Hawaiian Holdings, Inc. (a)	41,634	1,027,527
Republic Airways Holdings, Inc. (a)	20,941	121,039

		6,320,185

AUTO COMPONENTS — 1.1%
Dorman Products, Inc. (a)(b)	36,496	1,857,281
Drew Industries, Inc.	25,634	1,399,873
Gentherm, Inc. (a)	65,337	2,934,938

		6,192,092

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	48,319	925,309

BANKS — 7.7%
Banner Corp.	16,166	772,250
Boston Private Financial Holdings, Inc.	148,742	1,740,281
Cardinal Financial Corp.	28,051	645,454
Columbia Banking System, Inc.	45,081	1,406,978
CVB Financial Corp. (b)	82,953	1,385,315
First Commonwealth Financial Corp.	67,410	612,757
First Financial Bankshares, Inc. (b)	64,287	2,043,041
First Midwest Bancorp, Inc.	141,437	2,480,805
First NBC Bank Holding Co. (a)	18,340	642,634
Glacier Bancorp, Inc.	136,831	3,610,970
Home Bancshares, Inc.	106,701	4,321,390
Independent Bank Corp.-Massachusetts	18,559	855,570
LegacyTexas Financial Group, Inc.	34,197	1,042,325
MB Financial, Inc. (b)	126,570	4,131,245
Pinnacle Financial Partners, Inc.	61,254	3,026,560
PrivateBancorp, Inc.	142,498	5,461,948
Simmons First National Corp. (Class A) (b)	28,470	1,364,567
Southside Bancshares, Inc.	20,420	562,571
Talmer Bancorp, Inc. (Class A)	63,456	1,056,542
Texas Capital Bancshares, Inc. (a)	56,512	2,962,359
United Bankshares, Inc. (b)	47,038	1,786,974
Westamerica Bancorp. (b)	18,091	803,964

		42,716,500

BIOTECHNOLOGY — 1.8%
Acorda Therapeutics, Inc. (a)(b)	47,926	1,270,518
Emergent Biosolutions, Inc. (a)	36,656	1,044,329
Enanta Pharmaceuticals, Inc. (a)(b)	13,756	497,142
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	32,709	2,801,526
MiMedx Group, Inc. (a)(b)	180,169	1,738,631
Momenta Pharmaceuticals, Inc. (a)	53,880	884,171
Repligen Corp. (a)	59,801	1,665,458
Spectrum Pharmaceuticals, Inc. (a)(b)	43,199	258,330

		10,160,105

BUILDING PRODUCTS — 1.3%
AAON, Inc.	72,173	1,398,713
American Woodmark Corp. (a)	16,240	1,053,489
Apogee Enterprises, Inc.	52,994	2,366,182
PGT, Inc. (a)	88,737	1,089,690
Simpson Manufacturing Co., Inc.	34,049	1,140,301

		7,048,375

CAPITAL MARKETS — 1.3%
Evercore Partners, Inc. (Class A)	33,225	1,669,224
Financial Engines, Inc. (b)	57,368	1,690,635
Greenhill & Co., Inc.	25,273	719,522
HFF, Inc. (Class A)	62,489	2,109,629
Piper Jaffray Co., Inc. (a)	14,235	514,880
Virtus Investment Partners, Inc. (b)	7,884	792,342

		7,496,232

CHEMICALS — 1.5%
Balchem Corp. (b)	57,012	3,464,619
Calgon Carbon Corp.	42,164	656,915
Flotek Industries, Inc. (a)(b)	97,493	1,628,133
H.B. Fuller Co.	38,094	1,292,911
Innophos Holdings, Inc.	15,730	623,537
Quaker Chemical Corp.	10,308	794,541

		8,460,656

COMMERCIAL SERVICES & SUPPLIES — 2.0%
G & K Services, Inc. (Class A)	17,385	1,158,189
Healthcare Services Group, Inc. (b)	130,078	4,383,628
Matthews International Corp. (Class A)	28,110	1,376,547
Mobile Mini, Inc.	41,880	1,289,485
UniFirst Corp.	12,747	1,361,507
US Ecology, Inc.	38,778	1,692,660

		11,262,016

COMMUNICATIONS EQUIPMENT — 1.3%
Bel Fuse, Inc. (Class B)	15,714	305,480
CalAmp Corp. (a)	41,778	672,208
Comtech Telecommunications Corp.	13,147	270,959
Ixia (a)	37,647	545,505
Lumentum Holdings, Inc. (a)	33,043	560,079
ViaSat, Inc. (a)(b)	80,361	5,166,409

		7,520,640

CONSTRUCTION & ENGINEERING — 0.5%
Dycom Industries, Inc. (a)(b)	32,754	2,370,079
MYR Group, Inc. (a)	9,846	257,965
Orion Marine Group, Inc. (a)	20,109	120,252

		2,748,296

CONSTRUCTION MATERIALS — 0.5%
Headwaters, Inc. (a)	133,942	2,518,110

CONSUMER FINANCE — 1.4%
Encore Capital Group, Inc. (a)(b)	23,305	862,285
Enova International, Inc. (a)	46,597	476,221
First Cash Financial Services, Inc. (a)	31,328	1,255,000
Green Dot Corp. (Class A) (a)(b)	33,230	584,848
PRA Group, Inc. (a)(b)	87,491	4,630,024

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

World Acceptance Corp. (a)(b)	8,394	$225,295

		8,033,673

DISTRIBUTORS — 1.2%
Core-Mark Holding Co., Inc.	20,638	1,350,757
Pool Corp.	77,659	5,614,746

		6,965,503

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)	13,071	306,515
Capella Education Co.	11,481	568,539
Strayer Education, Inc. (a)	19,490	1,071,365

		1,946,419

DIVERSIFIED FINANCIAL SERVICES — 0.8%
MarketAxess Holdings, Inc.	45,224	4,200,405

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
8x8, Inc. (a)	71,595	592,091
Cincinnati Bell, Inc. (a)	215,730	673,078
Consolidated Communications Holdings, Inc. (b)	91,808	1,769,140
General Communication, Inc. (Class A) (a)	53,133	917,075
Iridium Communications, Inc. (a)(b)	50,226	308,890

		4,260,274

ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	46,745	2,276,014
Franklin Electric Co., Inc. (b)	32,164	875,826
Vicor Corp. (a)(b)	13,836	141,127

		3,292,967

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Agilysys, Inc. (a)	10,362	115,225
Badger Meter, Inc. (b)	17,121	994,045
DTS, Inc. (a)	30,622	817,607
Electro Scientific Industries, Inc.	12,590	58,418
FARO Technologies, Inc. (a)(b)	19,486	682,010
Littelfuse, Inc.	25,518	2,325,966
Methode Electronics, Inc. (Class A)	69,868	2,228,789
MTS Systems Corp.	13,989	840,879
OSI Systems, Inc. (a)	15,979	1,229,744
Park Electrochemical Corp.	16,297	286,664
Rogers Corp. (a)	16,105	856,464

		10,435,811

ENERGY EQUIPMENT & SERVICES — 0.3%
Era Group, Inc. (a)	16,285	243,786
US Silica Holdings, Inc. (b)	97,163	1,369,027

		1,612,813

FOOD PRODUCTS — 2.6%
B&G Foods, Inc. (b)	55,783	2,033,290
Cal-Maine Foods, Inc. (b)	56,260	3,072,359
Calavo Growers, Inc.	26,255	1,172,023
Diamond Foods, Inc. (a)	22,583	696,911
J&J Snack Foods Corp.	26,792	3,045,179
Sanderson Farms, Inc. (b)	19,228	1,318,464
Snyders-Lance, Inc.	94,776	3,196,795

		14,535,021

GAS UTILITIES — 0.9%
New Jersey Resources Corp.	73,515	2,207,655
Piedmont Natural Gas Co., Inc.	66,082	2,647,906

		4,855,561

HEALTH CARE EQUIPMENT & SUPPLIES — 6.3%
Abaxis, Inc. (b)	38,176	1,679,362
ABIOMED, Inc. (a)	69,967	6,490,139
Anika Therapeutics, Inc. (a)	26,225	834,742
Cantel Medical Corp.	64,741	3,670,815
CONMED Corp.	19,685	939,762
CryoLife, Inc.	23,861	232,168
Cyberonics, Inc. (a)	28,781	1,749,309
Cynosure, Inc. (Class A) (a)	41,340	1,241,854
Greatbatch, Inc. (a)	28,331	1,598,435
Haemonetics Corp. (a)	44,262	1,430,548
HealthStream, Inc. (a)	44,575	972,181
ICU Medical, Inc. (a)	16,084	1,761,198
Inogen, Inc. (a)	15,049	730,629
Integra LifeSciences Holdings Corp. (a)	25,379	1,511,319
Masimo Corp. (a)	49,992	1,927,691
Meridian Bioscience, Inc. (b)	33,604	574,628
Natus Medical, Inc. (a)	60,054	2,369,130
Neogen Corp. (a)	41,947	1,887,195
NuVasive, Inc. (a)	52,356	2,524,606
SurModics, Inc. (a)	13,684	298,859
Vascular Solutions, Inc. (a)	23,641	766,205

		35,190,775

HEALTH CARE PROVIDERS & SERVICES — 4.0%
Aceto Corp.	25,136	689,983
Air Methods Corp. (a)(b)	36,191	1,233,751
Amedisys, Inc. (a)	24,637	935,467
AMN Healthcare Services, Inc. (a)	86,333	2,590,853
AmSurg Corp. (a)	54,368	4,224,937
Chemed Corp.	30,640	4,089,521
Corvel Corp. (a)	9,522	307,561
Cross Country Healthcare, Inc. (a)	29,972	407,919
Ensign Group, Inc.	43,191	1,841,232
ExamWorks Group, Inc. (a)(b)	71,705	2,096,654
HealthEquity, Inc. (a)	37,275	1,101,476
HMS Holdings Corp. (a)	83,430	731,681
Landauer, Inc. (b)	9,264	342,676
Providence Service Corp. (a)	12,880	561,311
Select Medical Holdings Corp.	104,490	1,127,447

		22,282,469

HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs and Systems, Inc. (b)	11,043	465,242
MedAssets, Inc. (a)	59,611	1,195,797
Medidata Solutions, Inc. (a)(b)	62,185	2,618,610
Omnicell, Inc. (a)	65,175	2,026,942

		6,306,591

HOTELS, RESTAURANTS & LEISURE — 4.6%
BJ’s Restaurants, Inc. (a)	38,154	1,641,767
Bob Evans Farms, Inc.	16,206	702,530
DineEquity, Inc.	16,405	1,503,682
Interval Leisure Group, Inc.	36,781	675,299
Marriott Vacations Worldwide Corp.	49,666	3,384,241
Monarch Casino & Resort, Inc. (a)	7,363	132,313
Papa John’s International, Inc.	52,876	3,620,949
Pinnacle Entertainment, Inc. (a)	109,917	3,719,591

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Popeyes Louisiana Kitchen, Inc. (a)(b)	41,561	$2,342,378
Ruth’s Hospitality Group, Inc.	28,290	459,430
Scientific Games Corp. (Class A) (a)(b)	89,685	937,208
Sonic Corp.	94,273	2,163,565
Texas Roadhouse, Inc. (b)	114,168	4,247,050

		25,530,003

HOUSEHOLD DURABLES — 2.8%
Helen of Troy, Ltd. (a)(b)	51,796	4,625,383
iRobot Corp. (a)(b)	28,432	828,508
Meritage Homes Corp. (a)	66,909	2,443,517
Ryland Group, Inc. (b)	84,874	3,465,405
Standard Pacific Corp. (a)(b)	265,882	2,127,056
TopBuild Corp. (a)	32,623	1,010,334
Universal Electronics, Inc. (a)	26,986	1,134,222

		15,634,425

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co.	15,052	1,340,682

INSURANCE — 1.2%
American Equity Investment Life Holding Co. (b)	67,858	1,581,770
AMERISAFE, Inc.	17,480	869,280
eHealth, Inc. (a)(b)	14,159	181,377
HCI Group, Inc. (b)	16,080	623,422
RLI Corp. (b)	28,069	1,502,534
United Insurance Holdings Corp. (b)	21,640	284,566
Universal Insurance Holdings, Inc. (b)	59,197	1,748,679

		6,791,628

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	10,616	356,061
FTD Cos., Inc. (a)	19,994	595,821
NutriSystem, Inc.	24,260	643,375

		1,595,257

INTERNET SOFTWARE & SERVICES — 3.2%
comScore, Inc. (a)(b)	58,965	2,721,235
Constant Contact, Inc. (a)	57,246	1,387,643
DHI Group, Inc. (a)	77,008	562,929
j2 Global, Inc. (b)	83,219	5,896,066
LivePerson, Inc. (a)	57,540	435,003
LogMeIn, Inc. (a)(b)	45,095	3,073,675
NIC, Inc.	69,078	1,223,371
QuinStreet, Inc. (a)	15,753	87,429
Stamps.com, Inc. (a)	26,927	1,992,867
XO Group, Inc. (a)	23,892	337,594

		17,717,812

IT SERVICES — 1.8%
Cardtronics, Inc. (a)(b)	81,392	2,661,519
ExlService Holdings, Inc. (a)	36,887	1,362,237
Forrester Research, Inc.	11,384	357,913
Heartland Payment Systems, Inc.	45,327	2,856,054
Perficient, Inc. (a)	31,744	489,810
Virtusa Corp. (a)	48,949	2,511,573

		10,239,106

LEISURE PRODUCTS — 0.2%
Sturm Ruger & Co, Inc.	17,249	1,012,344

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Affymetrix, Inc. (a)(b)	145,584	1,243,287
Albany Molecular Research, Inc. (a)(b)	49,348	859,642
Cambrex Corp. (a)	56,894	2,257,554
Luminex Corp. (a)	40,323	681,862

		5,042,345

MACHINERY — 2.5%
Albany International Corp. (Class A)	22,304	638,117
EnPro Industries, Inc.	19,125	749,126
ESCO Technologies, Inc.	19,957	716,456
Federal Signal Corp.	56,234	770,968
Hillenbrand, Inc.	114,132	2,968,573
John Bean Technologies Corp.	22,258	851,369
Lindsay Corp. (b)	12,573	852,324
Lydall, Inc. (a)	30,161	859,287
Mueller Industries, Inc.	42,910	1,269,278
SPX FLOW, Inc. (a)	22,920	789,136
Standex International Corp.	14,504	1,092,876
Tennant Co.	17,497	982,982
Watts Water Technologies, Inc. (Class A)	22,872	1,208,099

		13,748,591

MARINE — 0.5%
Matson, Inc.	78,937	3,038,285

MEDIA — 0.5%
E.W. Scripps Co. (Class A)	97,407	1,721,181
Gannett Co., Inc. (b)	75,790	1,116,387

		2,837,568

METALS & MINING — 0.4%
Century Aluminum Co. (a)(b)	90,490	416,254
Globe Specialty Metals, Inc.	55,731	676,017
Stillwater Mining Co. (a)(b)	94,013	971,154

		2,063,425

MULTI-UTILITIES — 0.4%
NorthWestern Corp. (b)	40,431	2,176,401

MULTILINE RETAIL — 0.1%
Tuesday Morning Corp. (a)(b)	80,205	433,909

OIL, GAS & CONSUMABLE FUELS — 0.9%
Approach Resources, Inc. (a)(b)	27,804	51,994
Bonanza Creek Energy, Inc. (a)(b)	38,959	158,563
Carrizo Oil & Gas, Inc. (a)	87,635	2,676,373
Kinder Morgan, Inc.	5	138
REX American Resources Corp. (a)(b)	7,324	370,741
Synergy Resources Corp. (a)(b)	173,841	1,703,642

		4,961,451

PAPER & FOREST PRODUCTS — 1.3%
Boise Cascade Co. (a)	34,601	872,637
Clearwater Paper Corp. (a)	15,158	716,064
Deltic Timber Corp. (b)	19,916	1,191,176
KapStone Paper and Packaging Corp.	155,365	2,565,076
Neenah Paper, Inc.	30,476	1,776,141
Wausau Paper Corp. (b)	25,101	160,647

		7,281,741

PERSONAL PRODUCTS — 0.0% (c)
Medifast, Inc. (a)(b)	9,225	247,784

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

PHARMACEUTICALS — 3.4%
ANI Pharmaceuticals, Inc. (a)(b)	9,075	$358,553
Depomed, Inc. (a)(b)	109,350	2,061,247
Impax Laboratories, Inc. (a)(b)	122,962	4,329,492
Lannett Co., Inc. (a)(b)	50,259	2,086,754
Medicines Co. (a)(b)	50,016	1,898,607
Nektar Therapeutics (a)(b)	239,857	2,628,833
Prestige Brands Holdings, Inc. (a)	95,407	4,308,580
Sagent Pharmaceuticals, Inc. (a)(b)	43,835	671,991
Supernus Pharmaceuticals, Inc. (a)(b)	60,205	844,676

		19,188,733

PROFESSIONAL SERVICES — 1.3%
Exponent, Inc.	28,037	1,249,329
Korn/Ferry International	44,138	1,459,644
On Assignment, Inc. (a)	85,874	3,168,750
WageWorks, Inc. (a)	31,836	1,435,167

		7,312,890

REAL ESTATE INVESTMENT TRUSTS — 11.6%
Acadia Realty Trust	76,251	2,292,868
Agree Realty Corp.	15,654	467,272
American Assets Trust, Inc.	70,851	2,894,972
CareTrust REIT, Inc.	88,067	999,560
Cedar Realty Trust, Inc.	90,849	564,172
Chesapeake Lodging Trust	108,129	2,817,842
Coresite Realty Corp.	48,119	2,475,241
Cousins Properties, Inc.	372,931	3,438,424
DiamondRock Hospitality Co.	363,430	4,015,902
EastGroup Properties, Inc.	37,280	2,019,830
Education Realty Trust, Inc.	87,663	2,888,496
EPR Properties	55,536	2,863,992
Franklin Street Properties Corp.	78,854	847,681
Geo Group, Inc.	75,897	2,257,177
Healthcare Realty Trust, Inc.	181,713	4,515,568
Inland Real Estate Corp.	164,919	1,335,844
Lexington Realty Trust	239,579	1,940,590
LTC Properties, Inc.	38,963	1,662,551
Medical Properties Trust, Inc.	423,234	4,680,968
Parkway Properties, Inc.	80,934	1,259,333
Pennsylvania Real Estate Investment Trust	76,776	1,522,468
Post Properties, Inc.	98,788	5,758,353
PS Business Parks, Inc.	21,236	1,685,714
Retail Opportunity Investments Corp. (b)	179,012	2,960,858
Sabra Healthcare REIT, Inc.	118,057	2,736,561
Saul Centers, Inc.	20,507	1,061,237
Summit Hotel Properties, Inc.	80,951	944,698
Universal Health Realty Income Trust	21,778	1,022,259
Urstadt Biddle Properties, Inc. (Class A)	28,323	530,773

		64,461,204

ROAD & RAIL — 1.4%
ArcBest Corp.	43,135	1,111,589
Heartland Express, Inc. (b)	113,247	2,258,145
Knight Transportation, Inc.	111,989	2,687,736
Marten Transport, Ltd.	14,194	229,517
Saia, Inc. (a)	44,736	1,384,579

		7,671,566

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Cabot Microelectronics Corp. (a)	20,379	789,482
CEVA, Inc. (a)	17,495	324,882
Cirrus Logic, Inc. (a)	68,081	2,145,232
Diodes, Inc. (a)	44,828	957,974
DSP Group, Inc. (a)	20,375	185,616
Exar Corp. (a)	37,253	221,655
Kopin Corp. (a)(b)	48,334	151,769
Microsemi Corp. (a)	103,795	3,406,552
MKS Instruments, Inc.	42,254	1,416,777
Monolithic Power Systems, Inc.	66,039	3,381,197
Nanometrics, Inc. (a)	15,509	188,279
Pericom Semiconductor Corp.	20,254	369,636
Power Integrations, Inc.	26,868	1,133,024
Semtech Corp. (a)	59,543	899,099
Tessera Technologies, Inc.	88,848	2,879,564
Ultratech, Inc. (a)	16,553	265,179
Veeco Instruments, Inc. (a)(b)	32,923	675,251

		19,391,168

SOFTWARE — 3.8%
Blackbaud, Inc.	84,771	4,757,349
Bottomline Technologies, Inc. (a)	33,595	840,211
Ebix, Inc. (b)	21,953	547,947
EPIQ Systems, Inc.	33,223	429,241
ePlus, Inc. (a)	5,076	401,359
Interactive Intelligence Group (a)	17,104	508,160
MicroStrategy, Inc. (a)	16,914	3,323,094
Monotype Imaging Holdings, Inc.	43,743	954,472
Progress Software Corp. (a)	48,762	1,259,522
Quality Systems, Inc.	31,088	387,978
Synchronoss Technologies, Inc. (a)(b)	71,657	2,350,350
Take-Two Interactive Software, Inc. (a)(b)	154,547	4,440,135
Tangoe, Inc. (a)(b)	26,591	191,455
VASCO Data Security International, Inc. (a)(b)	53,028	903,597

		21,294,870

SPECIALTY RETAIL — 3.2%
Barnes & Noble Education, Inc. (a)	14,896	189,328
Buckle, Inc. (b)	25,472	941,700
Caleres, Inc.	34,471	1,052,400
Cato Corp. (Class A)	23,807	810,152
Finish Line, Inc. (Class A)	39,852	769,143
Francesca’s Holdings Corp. (a)	75,808	927,132
Group 1 Automotive, Inc.	20,420	1,738,763
Hibbett Sports, Inc. (a)(b)	19,591	685,881
Lithia Motors, Inc. (Class A)	22,345	2,415,718
Lumber Liquidators Holdings, Inc. (a)(b)	26,234	344,715
MarineMax, Inc. (a)	25,067	354,197
Monro Muffler Brake, Inc. (b)	35,393	2,390,797
Outerwall, Inc. (b)	32,916	1,873,908
Select Comfort Corp. (a)	93,339	2,042,257
Vitamin Shoppe, Inc. (a)	23,497	766,942
Zumiez, Inc. (a)(b)	38,692	604,756

		17,907,789

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Electronics for Imaging, Inc. (a)	85,707	$3,709,399
Super Micro Computer, Inc. (a)(b)	66,096	1,801,777

		5,511,176

TEXTILES, APPAREL & LUXURY GOODS — 2.3%
G-III Apparel Group, Ltd. (a)	72,033	4,441,555
Iconix Brand Group, Inc. (a)(b)	88,031	1,190,179
Oxford Industries, Inc.	13,031	962,730
Steven Madden, Ltd. (a)	63,939	2,341,446
Wolverine World Wide, Inc. (b)	186,582	4,037,635

		12,973,545

THRIFTS & MORTGAGE FINANCE — 1.4%
Bank Mutual Corp.	75,792	582,082
BofI Holding, Inc. (a)(b)	25,783	3,321,624
Brookline Bancorp, Inc.	61,626	624,888
LendingTree, Inc. (a)(b)	12,231	1,137,850
Northfield Bancorp, Inc.	42,241	642,486
Oritani Financial Corp.	34,673	541,592
Walker & Dunlop, Inc. (a)	27,344	713,131

		7,563,653

WATER UTILITIES — 0.3%
American States Water Co.	41,331	1,711,103

TOTAL COMMON STOCKS —
(Cost $544,996,381)		556,594,299

SHORT TERM INVESTMENT — 14.8%
MONEY MARKET FUND — 14.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e) (Cost $82,740,836)	82,740,836	82,740,836

TOTAL INVESTMENTS — 114.6% (f)
(Cost $627,737,217)		639,335,135
OTHER ASSETS & LIABILITIES — (14.6)%		(81,395,956)

NET ASSETS — 100.0%		$557,939,179

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	39,292	$745,369
Aerojet Rocketdyne Holdings, Inc. (a)(b)	40,277	651,682
Aerovironment, Inc. (a)(b)	24,175	484,467
American Science & Engineering, Inc. (b)	8,573	304,856
Cubic Corp.	25,291	1,060,704
Engility Holdings, Inc.	20,422	526,479
Moog, Inc. (Class A) (a)	22,494	1,216,251
National Presto Industries, Inc. (b)	5,691	479,524

		5,469,332

AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	29,064	1,004,452
Echo Global Logistics, Inc. (a)	8,932	175,067
HUB Group, Inc. (Class A) (a)	41,885	1,525,033
UTI Worldwide, Inc. (a)(b)	109,742	503,716

		3,208,268

AIRLINES — 0.5%
Hawaiian Holdings, Inc. (a)	30,060	741,881
Republic Airways Holdings, Inc. (a)(b)	45,403	262,429
SkyWest, Inc.	59,819	997,781

		2,002,091

AUTO COMPONENTS — 0.7%
Dorman Products, Inc. (a)(b)	12,307	626,303
Drew Industries, Inc.	11,628	635,005
Standard Motor Products, Inc.	23,454	818,075
Superior Industries International, Inc.	27,242	508,881

		2,588,264

BANKS — 10.8%
Banner Corp.	12,057	575,963
BBCN Bancorp, Inc.	92,561	1,390,266
Cardinal Financial Corp.	19,753	454,517
Central Pacific Financial Corp.	37,098	777,945
City Holding Co. (b)	18,099	892,281
Columbia Banking System, Inc.	38,270	1,194,407
Community Bank System, Inc. (b)	47,778	1,775,908
CVB Financial Corp. (b)	62,172	1,038,272
F.N.B. Corp.	204,708	2,650,969
First BanCorp- Puerto Rico (a)(b)	137,159	488,286
First Commonwealth Financial Corp.	59,389	539,846
First Financial Bancorp	73,006	1,392,955
First Financial Bankshares, Inc. (b)	32,762	1,041,176
First NBC Bank Holding Co. (a)	6,761	236,905
Hanmi Financial Corp.	37,086	934,567
Independent Bank Corp.-Massachusetts	18,905	871,521
LegacyTexas Financial Group, Inc.	29,017	884,438
National Penn Bancshares, Inc.	163,487	1,920,972
NBT Bancorp, Inc. (b)	50,853	1,369,980
OFG Bancorp	51,925	453,305
Old National Bancorp	134,345	1,871,426
S&T Bancorp, Inc. (b)	41,163	1,342,737
Simmons First National Corp. (b)	14,335	687,077
Southside Bancshares, Inc.	14,277	393,331
Sterling Bancorp	139,234	2,070,410
Talmer Bancorp, Inc. (Class A)	30,073	500,715
Texas Capital Bancshares, Inc. (a)	16,980	890,092
Tompkins Financial Corp. (b)	14,204	757,925
UMB Financial Corp. (b)	48,940	2,486,641
United Bankshares, Inc. (b)	45,803	1,740,056
United Community Banks, Inc.	67,593	1,381,601
Westamerica Bancorp. (b)	18,178	807,830
Wilshire Bancorp, Inc.	81,956	861,358
Wintrust Financial Corp.	56,544	3,021,146

		39,696,824

BIOTECHNOLOGY — 0.5%
Acorda Therapeutics, Inc. (a)(b)	18,673	495,021
Emergent Biosolutions, Inc. (a)	11,198	319,031
Enanta Pharmaceuticals, Inc. (a)(b)	5,727	206,974
Momenta Pharmaceuticals, Inc. (a)(b)	37,494	615,277
Spectrum Pharmaceuticals, Inc. (a)(b)	41,275	246,824

		1,883,127

BUILDING PRODUCTS — 1.3%
American Woodmark Corp. (a)	4,986	323,442
Gibraltar Industries, Inc. (a)	34,971	641,718
Griffon Corp.	46,627	735,307
Quanex Building Products Corp.	40,301	732,269
Simpson Manufacturing Co., Inc.	26,116	874,625
Universal Forest Products, Inc.	23,725	1,368,458

		4,675,819

CAPITAL MARKETS — 1.6%
Calamos Asset Management, Inc. (Class A)	20,247	191,942
Evercore Partners, Inc. (Class A)	19,152	962,196
Financial Engines, Inc. (b)	23,349	688,095
Greenhill & Co., Inc.	16,012	455,862
Interactive Brokers Group, Inc. (Class A)	67,083	2,647,766
Investment Technology Group, Inc.	40,222	536,561
Piper Jaffray Co., Inc. (a)	8,290	299,849
Virtus Investment Partners, Inc. (b)	3,022	303,711

		6,085,982

CHEMICALS — 3.0%
A. Schulman, Inc.	34,656	1,125,280
American Vanguard Corp. (b)	30,569	353,378
Calgon Carbon Corp.	34,495	537,432
FutureFuel Corp.	26,906	265,831
H.B. Fuller Co.	34,044	1,155,453
Hawkins, Inc. (b)	11,253	433,241
Innophos Holdings, Inc.	12,705	503,626
Innospec, Inc.	28,535	1,327,163
Intrepid Potash, Inc. (a)(b)	67,915	376,249
Koppers Holdings, Inc.	23,636	476,738
Kraton Performance Polymers, Inc. (a)	37,005	662,390
LSB Industries, Inc. (a)	23,202	355,455
OM Group, Inc.	36,144	1,188,776
Quaker Chemical Corp.	9,038	696,649
Rayonier Advanced Materials, Inc. (b)	51,435	314,782
Stepan Co.	21,599	898,734
Tredegar Corp.	29,359	384,016

		11,055,193

COMMERCIAL SERVICES & SUPPLIES — 3.7%
ABM Industries, Inc.	65,531	1,789,652
Brady Corp. (Class A) (b)	55,587	1,092,840
Brink’s Co.	56,852	1,535,573
Essendant, Inc.	44,242	1,434,768

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

G & K Services, Inc. (Class A)	12,089	$805,369
Interface, Inc.	76,814	1,723,706
Matthews International Corp. (Class A)	20,293	993,748
Mobile Mini, Inc. (b)	25,769	793,428
Tetra Tech, Inc.	70,238	1,707,486
UniFirst Corp.	9,400	1,004,014
Viad Corp.	23,573	683,381

		13,563,965

COMMUNICATIONS EQUIPMENT — 1.7%
ADTRAN, Inc.	59,123	863,196
Black Box Corp.	18,163	267,723
CalAmp Corp. (a)	15,223	244,938
Comtech Telecommunications Corp.	10,530	217,023
Digi International, Inc. (a)	30,006	353,771
Harmonic, Inc. (a)	104,225	604,505
Ixia (a)	45,785	663,425
Lumentum Holdings, Inc. (a)	33,444	566,876
Netgear, Inc. (a)	37,372	1,090,141
Viavi Solutions, Inc. (a)	278,031	1,493,026

		6,364,624

CONSTRUCTION & ENGINEERING — 1.9%
Aegion Corp. (a)	42,890	706,827
Comfort Systems USA, Inc.	43,661	1,190,199
Dycom Industries, Inc. (a)	18,663	1,350,455
EMCOR Group, Inc.	73,386	3,247,330
MYR Group, Inc. (a)	18,549	485,984
Orion Marine Group, Inc. (a)	18,239	109,069

		7,089,864

CONSUMER FINANCE — 0.8%
Cash America International, Inc. (b)	31,496	880,943
Encore Capital Group, Inc. (a)(b)	12,244	453,028
Ezcorp, Inc. (Class A) (a)(b)	58,882	363,302
First Cash Financial Services, Inc. (a)	12,214	489,293
Green Dot Corp. (Class A) (a)(b)	33,285	585,816
World Acceptance Corp. (a)(b)	4,551	122,149

		2,894,531

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	27,125	363,475

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	13,777	901,705
VOXX International Corp. (a)	22,510	167,024

		1,068,729

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)(b)	11,377	266,791
Capella Education Co.	5,342	264,536
Career Education Corp. (a)(b)	72,402	272,231
Regis Corp. (a)	50,162	657,122
Universal Technical Institute, Inc.	25,313	88,849

		1,549,529

DIVERSIFIED FINANCIAL SERVICES — 0.4%
MarketAxess Holdings, Inc.	14,335	1,331,435

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (a)	56,867	470,290
Atlantic Tele-Network, Inc.	12,670	936,693
Cincinnati Bell, Inc. (a)	106,029	330,811
Iridium Communications, Inc. (a)(b)	61,748	379,750
Lumos Networks Corp. (b)	24,730	300,717

		2,418,261

ELECTRIC UTILITIES — 2.1%
ALLETE, Inc.	53,521	2,702,275
El Paso Electric Co.	47,167	1,736,689
UIL Holdings Corp. (b)	66,101	3,322,897

		7,761,861

ELECTRICAL EQUIPMENT — 1.5%
Encore Wire Corp. (b)	24,594	803,486
EnerSys	54,197	2,903,875
Franklin Electric Co., Inc. (b)	25,910	705,529
General Cable Corp. (b)	58,218	692,794
Powell Industries, Inc.	10,519	316,622
Vicor Corp. (a)(b)	10,337	105,438

		5,527,744

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.7%
Agilysys, Inc. (a)	10,244	113,913
Anixter International, Inc. (a)	33,092	1,912,056
Badger Meter, Inc. (b)	5,970	346,618
Benchmark Electronics, Inc. (a)	60,459	1,315,588
Checkpoint Systems, Inc.	50,442	365,705
Coherent, Inc. (a)	28,992	1,585,862
CTS Corp.	39,170	725,037
Daktronics, Inc.	45,522	394,676
Electro Scientific Industries, Inc. (b)	23,610	109,550
Fabrinet (a)	35,773	655,719
FARO Technologies, Inc. (a)(b)	7,932	277,620
II-VI, Inc. (a)	61,501	988,936
Insight Enterprises, Inc. (a)	43,883	1,134,376
Itron, Inc. (a)	44,448	1,418,336
Littelfuse, Inc.	9,948	906,760
Mercury Computer Systems, Inc. (a)	38,914	619,122
MTS Systems Corp.	8,267	496,929
Newport Corp. (a)	46,596	640,695
OSI Systems, Inc. (a)	11,101	854,333
Park Electrochemical Corp.	13,509	237,623
Plexus Corp. (a)	39,183	1,511,680
Rofin-Sinar Technologies, Inc. (a)	33,480	868,136
Rogers Corp. (a)	11,525	612,899
Sanmina Corp. (a)	93,824	2,005,019
Scansource, Inc. (a)	32,634	1,157,202
SYNNEX Corp.	33,844	2,878,771
TTM Technologies, Inc. (a)(b)	75,769	472,041

		24,605,202

ENERGY EQUIPMENT & SERVICES — 2.5%
Basic Energy Services, Inc. (a)(b)	42,131	139,032
Bristow Group, Inc. (b)	40,603	1,062,174
CARBO Ceramics, Inc. (b)	23,486	445,999
Era Group, Inc. (a)	12,368	185,149
Exterran Holdings, Inc.	80,956	1,457,208
Geospace Technologies Corp. (a)(b)	15,863	219,068
Gulf Island Fabrication, Inc.	16,069	169,207
Gulfmark Offshore, Inc. (Class A) (b)	30,436	185,964
Hornbeck Offshore Services, Inc. (a)(b)	38,219	517,103
ION Geophysical Corp. (a)(b)	154,524	60,264
Matrix Service Co. (a)	30,926	694,907

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Newpark Resources, Inc. (a)	96,925	$496,256
Pioneer Energy Services Corp. (a)	77,057	161,820
SEACOR Holdings, Inc. (a)(b)	19,495	1,165,996
Tesco Corp. (b)	42,148	300,937
Tetra Technologies, Inc. (a)	92,612	547,337
Tidewater, Inc. (b)	55,550	729,927
Unit Corp. (a)(b)	59,622	671,344

		9,209,692

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc. (b)	31,136	1,060,492
SpartanNash Co.	44,410	1,147,999

		2,208,491

FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	31,716	1,156,048
Darling Ingredients, Inc. (a)	192,859	2,167,735
Diamond Foods, Inc. (a)	15,810	487,897
Sanderson Farms, Inc. (b)	10,516	721,082
Seneca Foods Corp. (Class A) (a)(b)	7,174	189,035

		4,721,797

GAS UTILITIES — 3.5%
Laclede Group, Inc. (b)	50,564	2,757,255
New Jersey Resources Corp.	51,743	1,553,842
Northwest Natural Gas Co. (b)	31,832	1,459,179
Piedmont Natural Gas Co., Inc.	49,838	1,997,009
South Jersey Industries, Inc.	79,970	2,019,243
Southwest Gas Corp.	55,017	3,208,591

		12,995,119

HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Analogic Corp. (b)	14,458	1,186,134
AngioDynamics, Inc. (a)	30,909	407,690
CONMED Corp. (b)	17,336	827,621
CryoLife, Inc. (b)	14,849	144,481
Cyberonics, Inc. (a)	12,043	731,973
Greatbatch, Inc. (a)	11,734	662,032
Haemonetics Corp. (a)	30,715	992,709
ICU Medical, Inc. (a)	6,287	688,426
Inogen, Inc. (a)	6,703	325,431
Integra LifeSciences Holdings Corp. (a)	17,034	1,014,375
Invacare Corp.	34,938	505,553
Masimo Corp. (a)	21,707	837,022
Meridian Bioscience, Inc. (b)	26,372	450,961
Merit Medical Systems, Inc. (a)	51,352	1,227,826
Neogen Corp. (a)	16,315	734,012
NuVasive, Inc. (a)	23,663	1,141,030
SurModics, Inc. (a)	6,376	139,252
Vascular Solutions, Inc. (a)	4,042	131,001

		12,147,529

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Aceto Corp.	17,444	478,838
Air Methods Corp. (a)(b)	18,287	623,404
Almost Family, Inc. (a)	9,347	374,347
Amedisys, Inc. (a)(b)	17,027	646,515
AmSurg Corp. (a)	21,474	1,668,745
Corvel Corp. (a)	5,464	176,487
Cross Country Healthcare, Inc. (a)	17,829	242,653
Hanger, Inc. (a)	41,671	568,393
HealthEquity, Inc. (a)	16,476	486,866
Healthways, Inc. (a)(b)	36,920	410,550
HMS Holdings Corp. (a)	50,945	446,788
IPC Healthcare, Inc. (a)	20,320	1,578,661
Kindred Healthcare, Inc.	97,779	1,540,019
Landauer, Inc. (b)	5,490	203,075
LHC Group, Inc. (a)	14,622	654,627
Magellan Health, Inc. (a)	31,484	1,745,158
PharMerica Corp. (a)	35,426	1,008,578
Providence Service Corp. (a)	6,662	290,330
Select Medical Holdings Corp.	54,689	590,094

		13,734,128

HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs and Systems, Inc. (b)	5,213	219,624
MedAssets, Inc. (a)(b)	31,192	625,711
Medidata Solutions, Inc. (a)(b)	24,387	1,026,937

		1,872,272

HOTELS, RESTAURANTS & LEISURE — 1.8%
Biglari Holdings, Inc. (a)	1,268	463,758
Bob Evans Farms, Inc.	15,237	660,524
Boyd Gaming Corp. (a)	93,007	1,516,014
DineEquity, Inc.	9,238	846,755
Interval Leisure Group, Inc. (b)	21,685	398,137
Marcus Corp.	22,124	427,878
Monarch Casino & Resort, Inc. (a)	6,649	119,482
Red Robin Gourmet Burgers, Inc. (a)	16,518	1,251,073
Ruby Tuesday, Inc. (a)	71,189	442,084
Ruth’s Hospitality Group, Inc.	22,774	369,850

		6,495,555

HOUSEHOLD DURABLES — 1.2%
Ethan Allen Interiors, Inc. (b)	30,986	818,340
iRobot Corp. (a)(b)	16,755	488,241
La-Z-Boy, Inc.	58,921	1,564,942
M/I Homes, Inc. (a)	28,839	680,024
TopBuild Corp. (a)	23,526	728,600

		4,280,147

HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	11,649	180,210
Central Garden & Pet Co. (Class A) (a)	38,667	622,925
WD-40 Co.	5,913	526,671

		1,329,806

INSURANCE — 4.3%
American Equity Investment Life Holding Co.	51,013	1,189,113
AMERISAFE, Inc.	11,172	555,583
eHealth, Inc. (a)	10,276	131,636
Employers Holdings, Inc.	37,916	845,148
Horace Mann Educators Corp.	47,951	1,592,932
Infinity Property & Casualty Corp.	13,435	1,082,055
Navigators Group, Inc. (a)	12,964	1,010,933
ProAssurance Corp.	62,677	3,075,560
RLI Corp. (b)	25,703	1,375,882
Safety Insurance Group, Inc.	16,563	896,886
Selective Insurance Group, Inc.	66,593	2,068,379
Stewart Information Services Corp.	26,198	1,071,760
United Fire Group, Inc.	24,356	853,678

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

United Insurance Holdings Corp. (b)	5,689	$74,810

		15,824,355

INTERNET & CATALOG RETAIL — 0.4%
Blue Nile, Inc. (a)(b)	6,833	229,179
FTD Cos., Inc. (a)	8,485	252,853
NutriSystem, Inc.	18,573	492,556
PetMed Express, Inc. (b)	24,416	393,097

		1,367,685

INTERNET SOFTWARE & SERVICES — 0.7%
Blucora, Inc. (a)	48,621	669,511
Liquidity Services, Inc. (a)	29,591	218,678
LivePerson, Inc. (a)	20,495	154,942
Monster Worldwide, Inc. (a)(b)	105,505	677,342
NIC, Inc.	27,071	479,427
QuinStreet, Inc. (a)(b)	30,099	167,050
XO Group, Inc. (a)	13,117	185,343

		2,552,293

IT SERVICES — 2.1%
CACI International, Inc. (Class A) (a)	28,263	2,090,614
CIBER, Inc. (a)	84,091	267,409
CSG Systems International, Inc. (b)	37,997	1,170,308
ExlService Holdings, Inc. (a)	14,621	539,954
Forrester Research, Inc.	4,298	135,129
Heartland Payment Systems, Inc.	13,913	876,658
ManTech International Corp. (Class A)	27,935	717,929
Perficient, Inc. (a)	20,973	323,613
Sykes Enterprises, Inc. (a)	46,418	1,183,659
TeleTech Holdings, Inc.	19,463	521,414

		7,826,687

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc. (b)	15,606	346,141
Callaway Golf Co. (b)	92,672	773,811
Sturm Ruger & Co, Inc.	10,800	633,852

		1,753,804

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Luminex Corp. (a)(b)	19,304	326,431

MACHINERY — 4.3%
Actuant Corp. (Class A)	70,387	1,294,417
Albany International Corp. (Class A)	18,979	542,989
Astec Industries, Inc.	22,193	743,687
Barnes Group, Inc.	60,044	2,164,586
Briggs & Stratton Corp. (b)	52,083	1,005,723
Chart Industries, Inc. (a)(b)	35,370	679,458
CIRCOR International, Inc.	19,468	781,056
EnPro Industries, Inc.	13,273	519,903
ESCO Technologies, Inc.	17,650	633,635
Federal Signal Corp.	35,148	481,879
Harsco Corp.	94,702	858,947
John Bean Technologies Corp.	19,718	754,214
Lindsay Corp. (b)	5,209	353,118
Mueller Industries, Inc.	38,421	1,136,493
SPX Corp.	48,220	574,782
SPX FLOW, Inc. (a)	33,928	1,168,141
Standex International Corp.	5,494	413,973
Tennant Co.	9,897	556,014
Titan International, Inc.	51,567	340,858
Watts Water Technologies, Inc. (Class A)	18,422	973,050

		15,976,923

MEDIA — 0.7%
Gannett Co., Inc. (b)	85,103	1,253,567
Harte-Hanks, Inc.	50,679	178,897
Scholastic Corp. (b)	30,096	1,172,540
Sizmek, Inc. (a)(b)	23,418	140,274

		2,745,278

METALS & MINING — 1.6%
AK Steel Holding Corp. (a)(b)	211,092	508,732
Globe Specialty Metals, Inc.	40,233	488,026
Haynes International, Inc.	14,906	564,043
Kaiser Aluminum Corp. (b)	20,334	1,631,804
Materion Corp.	23,987	720,090
Olympic Steel, Inc.	10,839	107,848
Stillwater Mining Co. (a)(b)	79,728	823,590
SunCoke Energy, Inc.	77,630	603,961
TimkenSteel Corp. (b)	44,630	451,656

		5,899,750

MULTI-UTILITIES — 1.1%
Avista Corp.	72,748	2,418,871
NorthWestern Corp. (b)	28,486	1,533,401

		3,952,272

MULTILINE RETAIL — 0.1%
Fred’s, Inc. (Class A) (b)	41,407	490,673

OIL, GAS & CONSUMABLE FUELS — 1.3%
Approach Resources, Inc. (a)(b)	23,338	43,642
Bill Barrett Corp. (a)(b)	59,949	197,832
Bonanza Creek Energy, Inc. (a)(b)	19,510	79,406
Cloud Peak Energy, Inc. (a)(b)	73,674	193,763
Contango Oil & Gas Co. (a)(b)	19,159	145,608
Green Plains, Inc.	41,157	800,915
Northern Oil and Gas, Inc. (a)(b)	60,492	267,375
PDC Energy, Inc. (a)(b)	46,775	2,479,543
Penn Virginia Corp. (a)(b)	86,267	45,721
REX American Resources Corp. (a)(b)	1,979	100,177
Rex Energy Corp. (a)(b)	58,921	121,966
Stone Energy Corp. (a)(b)	67,931	336,938

		4,812,886

PAPER & FOREST PRODUCTS — 0.9%
Boise Cascade Co. (a)	23,033	580,892
Clearwater Paper Corp. (a)	12,483	589,697
P.H. Glatfelter Co.	51,213	881,888
Schweitzer-Mauduit International, Inc.	35,471	1,219,493
Wausau Paper Corp. (b)	32,452	207,693

		3,479,663

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	19,647	487,442
Medifast, Inc. (a)(b)	5,095	136,852

		624,294

PHARMACEUTICALS — 0.5%
ANI Pharmaceuticals, Inc. (a)(b)	2,848	112,525
Medicines Co. (a)(b)	45,123	1,712,869

		1,825,394

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

PROFESSIONAL SERVICES — 2.0%
CDI Corp.	17,975	$153,686
Exponent, Inc.	12,095	538,953
Heidrick & Struggles International, Inc.	19,417	377,661
Insperity, Inc.	22,301	979,683
Kelly Services, Inc. (Class A)	35,018	495,154
Korn/Ferry International	31,805	1,051,791
Navigant Consulting, Inc. (a)	55,513	883,212
Resources Connection, Inc.	44,365	668,581
TrueBlue, Inc. (a)	49,600	1,114,512
WageWorks, Inc. (a)	21,246	957,770

		7,221,003

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Acadia Realty Trust	30,912	929,524
Agree Realty Corp.	10,231	305,395
Capstead Mortgage Corp.	111,407	1,101,815
Cedar Realty Trust, Inc.	26,202	162,714
EastGroup Properties, Inc.	13,754	745,192
EPR Properties	31,650	1,632,191
Franklin Street Properties Corp.	52,425	563,569
Geo Group, Inc.	38,163	1,134,968
Getty Realty Corp.	29,921	472,752
Government Properties Income Trust (b)	84,018	1,344,288
Kite Realty Group Trust	97,240	2,315,284
Lexington Realty Trust	95,524	773,744
LTC Properties, Inc.	16,290	695,094
Parkway Properties, Inc.	42,408	659,869
Pennsylvania Real Estate Investment Trust	30,330	601,444
PS Business Parks, Inc.	8,747	694,337
Summit Hotel Properties, Inc.	49,751	580,594
Urstadt Biddle Properties, Inc. (Class A)	12,607	236,255

		14,949,029

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	38,709	509,023

ROAD & RAIL — 0.4%
Celadon Group, Inc.	32,272	516,997
Marten Transport, Ltd.	18,764	303,414
Roadrunner Transportation Systems, Inc. (a)	34,969	643,430

		1,463,841

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Energy Industries, Inc. (a)	48,558	1,277,075
Brooks Automation, Inc.	80,197	939,107
Cabot Microelectronics Corp. (a)	14,917	577,885
CEVA, Inc. (a)	12,725	236,303
Cirrus Logic, Inc. (a)	30,186	951,161
Cohu, Inc.	30,354	299,290
Diodes, Inc. (a)	16,418	350,853
DSP Group, Inc. (a)	12,137	110,568
Exar Corp. (a)	31,898	189,793
Kopin Corp. (a)(b)	43,419	136,336
Kulicke & Soffa Industries, Inc. (a)	86,415	793,290
Microsemi Corp. (a)	44,470	1,459,505
MKS Instruments, Inc.	34,776	1,166,039
Nanometrics, Inc. (a)	18,167	220,547
Pericom Semiconductor Corp.	10,790	196,918
Power Integrations, Inc.	16,516	696,480
Rudolph Technologies, Inc. (a)	37,972	472,751
Semtech Corp. (a)(b)	38,333	578,828
Ultratech, Inc. (a)	21,931	351,335
Veeco Instruments, Inc. (a)(b)	26,724	548,109

		11,552,173

SOFTWARE — 0.9%
Bottomline Technologies, Inc. (a)(b)	23,633	591,061
Ebix, Inc. (b)	17,169	428,538
EPIQ Systems, Inc.	15,903	205,467
ePlus, Inc. (a)	3,693	292,006
Interactive Intelligence Group (a)	9,042	268,638
Monotype Imaging Holdings, Inc.	18,393	401,335
Progress Software Corp. (a)	25,973	670,883
Quality Systems, Inc. (b)	32,423	404,639
Tangoe, Inc. (a)(b)	25,427	183,074

		3,445,641

SPECIALTY RETAIL — 5.3%
Barnes & Noble Education, Inc. (a)	36,865	468,554
Barnes & Noble, Inc.	73,056	884,708
Big 5 Sporting Goods Corp.	21,264	220,721
Buckle, Inc. (b)	16,798	621,022
Caleres, Inc.	28,472	869,250
Cato Corp. (Class A) (b)	15,176	516,439
Children’s Place, Inc. (b)	23,657	1,364,299
Express, Inc. (a)	85,904	1,535,105
Finish Line, Inc. (Class A)	26,571	512,820
Genesco, Inc. (a)	28,057	1,601,213
Group 1 Automotive, Inc.	13,819	1,176,688
Haverty Furniture Cos., Inc.	24,521	575,753
Hibbett Sports, Inc. (a)(b)	16,031	561,245
Kirkland’s, Inc.	17,947	386,579
Lithia Motors, Inc. (Class A)	13,464	1,455,593
Lumber Liquidators Holdings, Inc. (a)(b)	15,170	199,334
MarineMax, Inc. (a)	13,553	191,504
Men’s Wearhouse, Inc.	56,410	2,398,553
Monro Muffler Brake, Inc. (b)	14,726	994,741
Pep Boys-Manny, Moe & Jack (a)	62,341	759,937
Sonic Automotive, Inc. (Class A)	39,129	799,014
Stage Stores, Inc. (b)	38,367	377,531
Stein Mart, Inc.	34,762	336,496
Vitamin Shoppe, Inc. (a)(b)	19,212	627,080

		19,434,179

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
QLogic Corp. (a)	103,935	1,065,334

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Crocs, Inc. (a)(b)	88,346	1,141,872
Movado Group, Inc.	19,536	504,615
Oxford Industries, Inc.	8,680	641,278
Perry Ellis International, Inc. (a)	13,842	303,970
Steven Madden, Ltd. (a)	25,454	932,126
Unifi, Inc. (a)	17,114	510,168

		4,034,029

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

THRIFTS & MORTGAGE FINANCE — 2.0%
Astoria Financial Corp.	106,200	$1,709,820
Brookline Bancorp, Inc.	42,986	435,878
Dime Community Bancshares	36,431	615,684
Northfield Bancorp, Inc. (b)	26,270	399,567
Northwest Bancshares, Inc.	118,442	1,539,746
Oritani Financial Corp.	20,839	325,505
Provident Financial Services, Inc.	68,365	1,333,117
TrustCo Bank Corp. NY (b)	109,895	641,787
Walker & Dunlop, Inc. (a)	13,819	360,400

		7,361,504

TOBACCO — 0.3%
Universal Corp. (b)	26,361	1,306,715

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	46,293	1,766,078
DXP Enterprises, Inc. (a)(b)	14,968	408,327
Kaman Corp. (b)	31,553	1,131,175
Veritiv Corp. (a)(b)	9,876	367,782

		3,673,362

WATER UTILITIES — 0.2%
American States Water Co.	17,184	711,418

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	25,451	418,923

TOTAL COMMON STOCKS —
(Cost $383,646,355)		366,803,218

SHORT TERM INVESTMENTS — 11.8%
MONEY MARKET FUNDS — 11.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	42,518,699	42,518,699
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	920,951	920,951

TOTAL SHORT TERM INVESTMENTS —
(Cost $43,439,650)		43,439,650

TOTAL INVESTMENTS — 111.4% (f)
(Cost $427,086,005)		410,242,868
OTHER ASSETS & LIABILITIES — (11.4)%		(42,117,402)

NET ASSETS — 100.0%		$368,125,466

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.3%
BHP Billiton, Ltd.	38,371	$598,741
National Australia Bank, Ltd.	30,135	634,446

		1,233,187

BELGIUM — 0.7%
Anheuser-Busch InBev SA	6,023	638,163

BRAZIL — 0.6%
Petroleo Brasileiro SA Preference Shares (a)	1,500	2,727
Petroleo Brasileiro SA Preference Shares ADR (a)	162,303	597,275

		600,002

CANADA — 1.3%
Potash Corp. of Saskatchewan, Inc.	25,882	529,532
Royal Bank of Canada (b)	11,776	648,132

		1,177,664

CHINA — 3.3%
China Construction Bank Corp. (Class H)	920,461	611,657
China Petroleum & Chemical Corp. (Class H)	966,744	587,527
Industrial & Commercial Bank of China, Ltd. (Class H)	1,059,016	609,443
PetroChina Co., Ltd. (Class H)	865,431	599,656
Tencent Holdings, Ltd.	39,070	651,835

		3,060,118

DENMARK — 0.7%
Vestas Wind Systems A/S	11,978	621,191

FINLAND — 0.7%
Sampo Oyj (Class A)	12,790	617,901

FRANCE — 6.0%
Air Liquide SA	5,424	639,662
BNP Paribas SA	10,254	600,458
Carrefour SA (b)	21,169	624,774
Compagnie de Saint-Gobain	13,941	602,391
Engie	37,264	600,645
LVMH Moet Hennessy Louis Vuitton SE	3,841	652,560
Societe Generale SA	13,525	601,626
Total SA (b)	14,337	643,348
Vinci SA	9,811	621,061

		5,586,525

GERMANY — 4.5%
Allianz SE	4,040	632,478
BASF SE	8,164	622,604
Daimler AG	7,735	559,927
Deutsche Bank AG	22,197	596,392
E.ON SE	66,606	570,777
SAP SE	9,821	635,288
Siemens AG	6,658	594,113

		4,211,579

HONG KONG — 1.4%
China Mobile, Ltd.	54,521	645,806
CLP Holdings, Ltd.	77,834	664,346

		1,310,152

INDIA — 1.4%
Infosys, Ltd. ADR	36,369	694,284
Reliance Industries, Ltd.	7,452	97,896
Reliance Industries, Ltd. GDR (c)	21,100	548,600

		1,340,780

IRELAND — 0.7%
Medtronic PLC (b)	9,188	615,045

ITALY — 1.3%
Assicurazioni Generali SpA	34,674	633,211
UniCredit SpA	99,827	620,676

		1,253,887

JAPAN — 9.6%
Bridgestone Corp.	18,749	645,918
Canon, Inc. (b)	21,321	614,894
Honda Motor Co., Ltd.	20,775	613,892
Komatsu, Ltd.	38,703	566,334
Mitsubishi Corp. (b)	34,889	569,078
Mitsubishi UFJ Financial Group, Inc.	100,347	600,247
Mitsui & Co., Ltd. (b)	49,951	559,089
Mizuho Financial Group, Inc. (b)	323,941	602,901
Nippon Steel & Sumitomo Metal Corp. (b)	31,596	572,088
Panasonic Corp. (b)	60,344	606,387
Seven & i Holdings Co., Ltd.	15,396	699,836
SoftBank Group Corp.	11,900	544,202
Sony Corp.	24,362	589,598
Takeda Pharmaceutical Co., Ltd. (b)	13,509	590,712
Toyota Motor Corp.	10,974	638,749

		9,013,925

LUXEMBOURG — 0.5%
ArcelorMittal (b)	90,392	470,093

MEXICO — 0.6%
America Movil SAB de CV (Series L) (b)	732,863	606,296

PORTUGAL — 0.7%
EDP — Energias de Portugal SA	186,808	682,083

RUSSIA — 0.7%
Gazprom PAO ADR	155,452	624,917

SOUTH AFRICA — 1.4%
MTN Group, Ltd.	50,717	652,899
Naspers, Ltd. (Class N)	5,333	667,506

		1,320,405

SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	1,365	644,963

SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA	72,951	617,251
Banco Santander SA	113,125	599,052
Telefonica SA	49,266	595,576

		1,811,879

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson (Class B)	65,081	637,847

SWITZERLAND — 4.5%
ABB, Ltd.	34,395	606,163
Credit Suisse Group AG	24,121	578,153
Nestle SA	8,728	654,310

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Novartis AG	6,695	$612,561
Roche Holding AG	2,405	632,571
Syngenta AG	1,856	592,833
UBS Group AG	31,256	576,114

		4,252,705

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,592	655,534

UNITED KINGDOM — 7.2%
Anglo American PLC	58,022	484,180
AstraZeneca PLC	9,726	616,038
BAE Systems PLC	92,280	625,800
BP PLC	124,986	632,337
GlaxoSmithKline PLC	32,188	617,261
HSBC Holdings PLC	82,655	624,381
National Grid PLC	49,295	686,139
Rio Tinto PLC	17,492	585,562
Royal Dutch Shell PLC (Class A)	25,753	609,000
Tesco PLC	229,847	637,830
Vodafone Group PLC	186,126	587,692

		6,706,220

UNITED STATES — 46.5%
3M Co. (b)	4,573	648,314
Abbott Laboratories (b)	14,827	596,342
Alcoa, Inc.	66,518	642,564
Alphabet, Inc. (Class A) (a)	501	319,823
Alphabet, Inc. (Class C) (a)	502	305,427
Amazon.com, Inc. (a)	1,213	620,923
American Express Co. (b)	8,479	628,548
American International Group, Inc.	11,000	625,020
Amgen, Inc.	4,226	584,540
Apple, Inc.	5,644	622,533
AT&T, Inc. (b)	19,581	637,949
Bank of America Corp.	40,071	624,306
Bank of New York Mellon Corp.	16,217	634,896
Baxter International, Inc.	17,783	584,172
Berkshire Hathaway, Inc. (Class B) (a)	4,926	642,350
Boeing Co. (b)	4,796	628,036
Carnival Corp.	12,501	621,300
Caterpillar, Inc. (b)	8,830	577,129
Chevron Corp. (b)	8,482	669,060
Cisco Systems, Inc.	24,637	646,721
Coca-Cola Co.	16,882	677,306
Colgate-Palmolive Co.	10,330	655,542
ConocoPhillips (b)	13,597	652,112
CVS Health Corp. (b)	6,329	610,622
Deere & Co. (b)	8,114	600,436
Duke Energy Corp.	9,398	676,092
E. I. du Pont de Nemours & Co.	13,256	638,939
eBay, Inc. (a)(b)	24,449	597,534
Express Scripts Holding Co. (a)(b)	7,601	615,377
Exxon Mobil Corp. (b)	8,849	657,923
Facebook, Inc. (Class A) (a)	6,977	627,232
FedEx Corp.	4,203	605,148
General Electric Co. (b)	25,776	650,071
Gilead Sciences, Inc.	5,865	575,884
Goldman Sachs Group, Inc.	3,485	605,554
Hewlett-Packard Co.	23,634	605,267
Home Depot, Inc.	5,514	636,812
Honeywell International, Inc.	6,405	606,489
Intel Corp.	21,799	657,022
International Business Machines Corp. (b)	4,392	636,708
Johnson & Johnson	6,952	648,969
JPMorgan Chase & Co. (b)	10,249	624,882
McDonald’s Corp. (b)	6,562	646,554
Merck & Co., Inc.	12,175	601,323
Microsoft Corp.	14,799	655,004
Mondelez International, Inc. (Class A)	15,048	630,060
Monsanto Co.	6,894	588,334
NextEra Energy, Inc.	6,700	653,585
NIKE, Inc. (Class B)	5,707	701,790
Pfizer, Inc.	19,506	612,683
Philip Morris International, Inc.	8,059	639,320
Priceline Group, Inc. (a)	499	617,193
Procter & Gamble Co. (b)	9,369	674,006
QUALCOMM, Inc.	11,749	631,274
Schlumberger, Ltd.	8,689	599,280
Southwest Airlines Co.	16,621	632,263
Starbucks Corp.	11,364	645,930
Time Warner, Inc.	9,152	629,200
Travelers Cos., Inc. (b)	6,500	646,945
Twenty-First Century Fox, Inc. (Class A)	24,282	655,128
Union Pacific Corp.	7,471	660,511
United Parcel Service, Inc. (Class B)	6,592	650,565
United Technologies Corp.	6,915	615,366
UnitedHealth Group, Inc.	5,428	629,702
Verizon Communications, Inc.	14,087	612,925
Visa, Inc. (Class A) (b)	9,123	635,508
Wal-Mart Stores, Inc.	9,967	646,260
Walt Disney Co. (b)	6,143	627,815
Wells Fargo & Co.	12,248	628,935
Williams Cos., Inc.	14,969	551,608

		43,440,941

TOTAL COMMON STOCKS —
(Cost $96,558,200)		93,134,002

SHORT TERM INVESTMENTS — 12.8%
MONEY MARKET FUNDS — 12.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	11,966,713	11,966,713
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)(f)	2,742	2,742

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,969,455)		11,969,455

TOTAL INVESTMENTS — 112.4% (g)
(Cost $108,527,655)		105,103,457
OTHER ASSETS & LIABILITIES — (12.4)%		(11,594,428)

NET ASSETS — 100.0%		$93,509,029

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.6% of net assets as of September 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
DIVERSIFIED REITS — 9.1%
Cousins Properties, Inc. (a)	1,064,951	$9,818,848
Liberty Property Trust	763,075	24,044,493
PS Business Parks, Inc. (a)	100,215	7,955,067
Retail Opportunity Investments Corp. (a)	503,052	8,320,480
Vornado Realty Trust	905,544	81,879,288
Washington Real Estate Investment Trust (a)	346,719	8,643,705
Welltower, Inc.	1,798,319	121,782,163

		262,444,044

HOTEL & RESORT REITS — 0.5%
Hersha Hospitality Trust	242,876	5,503,570
Xenia Hotels & Resorts, Inc. (a)	568,163	9,920,126

		15,423,696

INDUSTRIAL REITS — 5.4%
DCT Industrial Trust, Inc.	449,606	15,133,738
DuPont Fabros Technology, Inc.	332,624	8,608,309
EastGroup Properties, Inc. (a)	163,054	8,834,266
First Industrial Realty Trust, Inc. (a)	563,448	11,804,236
First Potomac Realty Trust (a)	305,538	3,360,918
ProLogis, Inc.	2,678,673	104,200,380
Rexford Industrial Realty, Inc.	282,213	3,891,717

		155,833,564

OFFICE REITS — 15.3%
Alexandria Real Estate Equities, Inc.	369,523	31,287,513
BioMed Realty Trust, Inc.	1,028,642	20,552,267
Boston Properties, Inc.	784,911	92,933,462
Brandywine Realty Trust	915,232	11,275,658
Columbia Property Trust, Inc.	636,623	14,769,654
Corporate Office Properties Trust	480,926	10,113,874
Digital Realty Trust, Inc. (a)	694,038	45,334,562
Douglas Emmett, Inc.	709,384	20,373,509
Duke Realty Corp.	1,764,426	33,612,315
Equity Commonwealth (b)	660,447	17,990,576
Franklin Street Properties Corp.	460,228	4,947,451
Highwoods Properties, Inc.	479,130	18,566,288
Kilroy Realty Corp. (a)	471,246	30,706,389
Mack-Cali Realty Corp.	453,205	8,556,510
New York REIT, Inc. (a)	826,301	8,312,588
Parkway Properties, Inc.	413,961	6,441,233
Piedmont Office Realty Trust, Inc. (Class A)	770,079	13,776,713
SL Green Realty Corp. (a)	509,128	55,067,285

		444,617,847

RESIDENTIAL REITS — 20.7%
American Campus Communities, Inc.	571,787	20,721,561
American Homes 4 Rent (Class A) (a)	794,139	12,769,755
Apartment Investment & Management Co. (Class A)	798,748	29,569,651
AvalonBay Communities, Inc.	679,186	118,735,297
Camden Property Trust (a)	443,896	32,803,914
Education Realty Trust, Inc.	245,979	8,105,008
Equity Lifestyle Properties, Inc.	407,689	23,878,345
Equity Residential	1,860,666	139,773,230
Essex Property Trust, Inc.	335,955	75,059,066
Home Properties, Inc.	295,512	22,089,522
Mid-America Apartment Communities, Inc.	385,198	31,536,160
NexPoint Residential Trust, Inc. (a)	108,189	1,445,405
Post Properties, Inc.	277,949	16,201,647
Silver Bay Realty Trust Corp.	182,936	2,928,805
Sun Communities, Inc. (a)	273,794	18,552,282
UDR, Inc. (a)	1,339,013	46,169,168

		600,338,816

RETAIL REITS — 26.0%
Acadia Realty Trust (a)	350,172	10,529,672
Brixmor Property Group, Inc.	866,231	20,339,104
Care Capital Properties, Inc.	421,009	13,863,826
CBL & Associates Properties, Inc.	771,920	10,613,900
Cedar Realty Trust, Inc. (a)	382,805	2,377,219
DDR Corp. (a)	1,551,999	23,869,745
Equity One, Inc.	375,399	9,137,212
Federal Realty Investment Trust	353,244	48,200,144
General Growth Properties, Inc.	2,987,361	77,581,765
Inland Real Estate Corp.	453,083	3,669,972
Kimco Realty Corp.	2,111,433	51,582,308
Kite Realty Group Trust	423,907	10,093,226
Macerich Co.	687,715	52,830,266
Pennsylvania Real Estate Investment Trust	360,002	7,138,840
Ramco-Gershenson Properties Trust (a)	409,574	6,147,706
Regency Centers Corp.	481,248	29,909,563
Rouse Properties, Inc.	192,713	3,002,469
Saul Centers, Inc.	59,671	3,087,974
Simon Property Group, Inc.	1,580,260	290,325,367
Tanger Factory Outlet Centers, Inc. (a)	487,824	16,083,557
Taubman Centers, Inc.	309,874	21,406,096
Urban Edge Properties	469,802	10,143,025
Weingarten Realty Investors	580,469	19,219,329
WP GLIMCHER, Inc.	942,867	10,993,829

		752,146,114

SPECIALIZED REITS — 22.7%
Ashford Hospitality Prime, Inc. (a)	132,479	1,858,680
Ashford Hospitality Trust, Inc. (a)	452,167	2,758,219
CubeSmart	846,960	23,045,782
DiamondRock Hospitality Co.	1,021,482	11,287,376
Extra Space Storage, Inc. (a)	627,871	48,446,526
FelCor Lodging Trust, Inc. (a)	673,964	4,764,925
HCP, Inc.	2,364,158	88,064,885
Healthcare Realty Trust, Inc.	510,989	12,698,077
Hospitality Properties Trust	776,637	19,866,374
Host Hotels & Resorts, Inc. (a)	3,838,768	60,690,922
LaSalle Hotel Properties (a)	575,809	16,347,217
LTC Properties, Inc. (a)	184,692	7,880,808
National Storage Affiliates Trust (a)	116,425	1,577,559
Pebblebrook Hotel Trust (a)	365,712	12,964,490
Public Storage	751,393	159,017,301
RLJ Lodging Trust	666,780	16,849,531
Senior Housing Properties Trust	1,217,101	19,717,036
Sovran Self Storage, Inc.	182,423	17,202,489
Strategic Hotels & Resorts, Inc. (b)	1,402,534	19,340,944

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Sunstone Hotel Investors, Inc.	1,062,217	$14,053,131
Universal Health Realty Income Trust (a)	62,106	2,915,256
Ventas, Inc.	1,699,267	95,260,908

		656,608,436

TOTAL COMMON STOCKS —
(Cost $2,472,927,052)		2,887,412,517

SHORT TERM INVESTMENTS — 4.7%
MONEY MARKET FUNDS — 4.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	130,244,027	130,244,027
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	7,281,433	7,281,433

TOTAL SHORT TERM INVESTMENTS —
(Cost $137,525,460)		137,525,460

TOTAL INVESTMENTS — 104.4% (f)
(Cost $2,610,452,512)		3,024,937,977
OTHER ASSETS & LIABILITIES — (4.4)%		(127,657,568)

NET ASSETS — 100.0%		$2,897,280,409

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 3.1%
Bank of New York Mellon Corp.	1,098,427	$43,003,417
Northern Trust Corp.	620,444	42,289,463

		85,292,880

DIVERSIFIED BANKS — 6.3%
Bank of America Corp.	2,709,027	42,206,641
Comerica, Inc.	1,033,376	42,471,753
U.S. Bancorp	1,058,264	43,399,407
Wells Fargo & Co.	825,759	42,402,725

		170,480,526

OTHER DIVERSIFIED FINANCIAL SERVICES — 4.6%
Citigroup, Inc.	850,378	42,187,253
JPMorgan Chase & Co.	694,582	42,348,664
Voya Financial, Inc.	1,020,942	39,581,921

		124,117,838

REGIONAL BANKS — 71.3%
Associated Banc-Corp. (a)	2,387,490	42,903,195
BancorpSouth, Inc. (a)	1,800,717	42,803,043
Bank of Hawaii Corp. (a)	692,145	43,944,286
Bank of the Ozarks, Inc. (a)	1,005,599	44,005,012
BB&T Corp.	1,192,414	42,449,938
Cathay General Bancorp	1,440,274	43,150,609
CIT Group, Inc.	1,019,534	40,811,946
Citizens Financial Group, Inc.	1,786,702	42,630,710
City National Corp.	496,449	43,717,299
Commerce Bancshares, Inc. (a)	977,341	44,527,656
Cullen/Frost Bankers, Inc. (a)	698,730	44,425,253
East West Bancorp, Inc.	1,091,196	41,923,750
F.N.B. Corp. (a)	3,389,460	43,893,507
Fifth Third Bancorp	2,197,868	41,561,684
First Horizon National Corp.	2,996,764	42,494,114
First Republic Bank	701,727	44,047,404
FirstMerit Corp.	2,450,794	43,305,530
Fulton Financial Corp.	3,582,167	43,344,221
Glacier Bancorp, Inc.	1,622,574	42,819,728
Hancock Holding Co. (a)	1,580,110	42,741,975
Huntington Bancshares, Inc.	4,019,684	42,608,650
IBERIABANK Corp.	715,634	41,657,055
Investors Bancorp, Inc.	3,606,021	44,498,299
KeyCorp	3,216,293	41,843,972
M&T Bank Corp. (a)	359,008	43,781,026
MB Financial, Inc.	1,318,743	43,043,772
PacWest Bancorp (a)	1,002,569	42,919,979
PNC Financial Services Group, Inc.	480,862	42,892,890
Popular, Inc.	1,444,517	43,667,749
PrivateBancorp, Inc.	1,126,597	43,182,463
Prosperity Bancshares, Inc.	868,502	42,652,133
Regions Financial Corp.	4,569,121	41,167,780
Signature Bank (b)	316,755	43,572,818
SunTrust Banks, Inc.	1,099,794	42,056,123
SVB Financial Group (b)	344,160	39,764,246
Synovus Financial Corp.	1,436,955	42,533,868
TCF Financial Corp.	2,819,764	42,747,622
Texas Capital Bancshares, Inc. (b)	835,756	43,810,330
UMB Financial Corp. (a)	887,739	45,106,019
Umpqua Holdings Corp. (a)	2,620,775	42,718,632
United Bankshares, Inc. (a)	1,170,350	44,461,596
Valley National Bancorp (a)	4,588,476	45,150,604
Western Alliance Bancorp (b)	1,378,189	42,324,184
Wintrust Financial Corp.	819,371	43,778,993
Zions Bancorporation (a)	1,533,292	42,226,862

		1,935,668,525

THRIFTS & MORTGAGE FINANCE — 14.4%
BankUnited, Inc.	1,183,664	42,315,988
First Niagara Financial Group, Inc.	4,687,452	47,858,885
Hudson City Bancorp, Inc.	4,516,871	45,936,578
MGIC Investment Corp. (a)(b)	4,251,725	39,370,974
New York Community Bancorp, Inc. (a)	2,443,886	44,136,581
People’s United Financial, Inc. (a)	2,805,157	44,125,120
Radian Group, Inc. (a)	2,494,447	39,686,652
Washington Federal, Inc.	1,956,398	44,508,054
Webster Financial Corp.	1,219,167	43,438,920

		391,377,752

TOTAL COMMON STOCKS —
(Cost $2,614,586,614)		2,706,937,521

SHORT TERM INVESTMENTS — 7.8%
MONEY MARKET FUNDS — 7.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	208,972,678	208,972,678
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	3,410,947	3,410,947

TOTAL SHORT TERM INVESTMENTS —
(Cost $212,383,625)		212,383,625

TOTAL INVESTMENTS — 107.5% (f)
(Cost $2,826,970,239)		2,919,321,146
OTHER ASSETS & LIABILITIES — (7.5)%		(204,923,815)

NET ASSETS — 100.0%		$2,714,397,331

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 53.1%
Affiliated Managers Group, Inc. (a)	20,263	$3,464,770
Ameriprise Financial, Inc.	32,544	3,551,527
Arlington Asset Investment Corp. (Class A) (b)	109,503	1,538,517
Artisan Partners Asset Management, Inc. (b)	81,271	2,863,177
Bank of New York Mellon Corp.	90,171	3,530,195
BlackRock, Inc.	11,792	3,507,766
Cohen & Steers, Inc.	48,964	1,344,062
Eaton Vance Corp.	104,085	3,478,521
Federated Investors, Inc. (Class B) (b)	116,620	3,370,318
Financial Engines, Inc. (b)	116,877	3,444,365
Franklin Resources, Inc.	90,508	3,372,328
Invesco, Ltd.	108,781	3,397,231
Janus Capital Group, Inc. (b)	243,119	3,306,418
Legg Mason, Inc.	83,955	3,493,368
Northern Trust Corp.	51,101	3,483,044
NorthStar Asset Management Group, Inc.	213,231	3,061,997
SEI Investments Co.	70,031	3,377,595
State Street Corp. (c)	49,842	3,349,881
T. Rowe Price Group, Inc.	50,221	3,490,360
Virtus Investment Partners, Inc. (b)	34,841	3,501,520
Waddell & Reed Financial, Inc. (Class A)	95,409	3,317,371
WisdomTree Investments, Inc. (b)	199,089	3,211,306

		70,455,637

DIVERSIFIED CAPITAL MARKETS — 2.2%
HFF, Inc. (Class A)	86,107	2,906,972

INVESTMENT BANKING & BROKERAGE — 43.6%
BGC Partners, Inc. (Class A)	392,120	3,223,226
Charles Schwab Corp.	117,373	3,352,173
Cowen Group, Inc. (Class A) (a)(b)	514,748	2,347,251
E*TRADE Financial Corp. (a)	131,948	3,474,191
Evercore Partners, Inc. (Class A)	68,524	3,442,646
Goldman Sachs Group, Inc.	19,288	3,351,483
Greenhill & Co., Inc.	108,847	3,098,874
Interactive Brokers Group, Inc. (Class A)	93,006	3,670,947
INTL. FCStone, Inc. (a)	46,220	1,141,172
Investment Technology Group, Inc.	226,248	3,018,148
KCG Holdings, Inc. (Class A) (a)	187,640	2,058,411
Lazard, Ltd. (Class A)	76,420	3,308,986
LPL Investment Holdings, Inc. (b)	89,989	3,578,862
Moelis & Co. (Class A) (b)	45,810	1,202,970
Morgan Stanley	105,236	3,314,934
Piper Jaffray Co., Inc. (a)	43,441	1,571,261
Raymond James Financial, Inc.	68,974	3,423,180
Stifel Financial Corp. (a)	78,752	3,315,459
TD Ameritrade Holding Corp.	105,739	3,366,730
Virtu Financial, Inc. (Class A)	115,691	2,651,638

		57,912,542

MORTGAGE REIT — 0.9%
Walter Investment Management Corp. (a)(b)	74,831	1,216,004

TOTAL COMMON STOCKS —
(Cost $150,423,516)		132,491,155

SHORT TERM INVESTMENTS — 12.7%
MONEY MARKET FUNDS — 12.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	16,728,484	16,728,484
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(f)	108,162	108,162

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,836,646)		16,836,646

TOTAL INVESTMENTS — 112.5% (g)
(Cost $167,260,162)		149,327,801
OTHER ASSETS & LIABILITIES — (12.5)%		(16,610,511)

NET ASSETS — 100.0%		$132,717,290

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	Investments of cash collateral for securities loaned.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INSURANCE BROKERS — 9.8%
Aon PLC	124,657	$11,045,857
Arthur J. Gallagher & Co.	271,023	11,187,829
Brown & Brown, Inc.	358,028	11,088,127
Marsh & McLennan Cos., Inc.	210,434	10,988,863
Willis Group Holdings PLC	267,480	10,958,656

		55,269,332

LIFE & HEALTH INSURANCE — 23.9%
Aflac, Inc.	195,807	11,382,261
American Equity Investment Life Holding Co. (a)	471,090	10,981,108
CNO Financial Group, Inc. (a)	633,021	11,907,125
Lincoln National Corp.	228,007	10,821,212
MetLife, Inc.	234,588	11,060,824
Primerica, Inc. (a)	250,611	11,295,038
Principal Financial Group, Inc.	236,206	11,181,992
Prudential Financial, Inc.	144,110	10,982,623
StanCorp Financial Group, Inc.	99,366	11,347,597
Symetra Financial Corp.	361,197	11,428,273
Torchmark Corp. (a)	197,556	11,142,158
Unum Group	347,094	11,134,776

		134,664,987

MULTI-LINE INSURANCE — 13.9%
American Financial Group, Inc.	163,629	11,275,674
American International Group, Inc.	195,169	11,089,503
Assurant, Inc.	148,181	11,707,781
Genworth Financial, Inc. (Class A) (b)	2,231,726	10,310,574
Hartford Financial Services Group, Inc.	247,732	11,341,171
HCC Insurance Holdings, Inc.	146,443	11,344,939
Loews Corp.	313,446	11,327,939

		78,397,581

PROPERTY & CASUALTY INSURANCE — 35.9%
ACE, Ltd.	112,837	11,667,346
Alleghany Corp. (b)	24,195	11,325,921
Allied World Assurance Company Holdings, Ltd.	293,122	11,188,467
Allstate Corp.	195,719	11,398,675
Aspen Insurance Holdings, Ltd.	248,464	11,546,122
Assured Guaranty, Ltd.	446,862	11,171,550
Axis Capital Holdings, Ltd.	209,824	11,271,745
Chubb Corp.	94,176	11,550,686
Cincinnati Financial Corp.	213,007	11,459,777
First American Financial Corp. (a)	290,007	11,330,573
Hanover Insurance Group, Inc.	141,375	10,984,837
MBIA, Inc. (b)	1,640,048	9,971,492
Mercury General Corp. (a)	213,315	10,774,541
Old Republic International Corp.	722,649	11,302,230
ProAssurance Corp.	229,965	11,284,383
Progressive Corp.	376,547	11,537,400
Travelers Cos., Inc.	114,436	11,389,815
W.R. Berkley Corp.	210,146	11,425,638

		202,581,198

REINSURANCE — 16.2%
Arch Capital Group, Ltd. (b)	163,171	11,988,173
Endurance Specialty Holdings, Ltd.	183,023	11,169,894
Everest Re Group, Ltd.	64,202	11,128,775
PartnerRe, Ltd.	82,186	11,413,992
Reinsurance Group of America, Inc.	124,147	11,246,477
RenaissanceRe Holdings, Ltd.	108,329	11,517,539
Validus Holdings, Ltd.	255,818	11,529,717
XL Group PLC	307,682	11,175,011

		91,169,578

TOTAL COMMON STOCKS —
(Cost $567,016,168)		562,082,676

SHORT TERM INVESTMENTS — 6.8%
MONEY MARKET FUNDS — 6.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	37,435,629	37,435,629
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	974,173	974,173

TOTAL SHORT TERM INVESTMENTS —
(Cost $38,409,802)		38,409,802

TOTAL INVESTMENTS — 106.5% (f)
(Cost $605,425,970)		600,492,478
OTHER ASSETS & LIABILITIES — (6.5)%		(36,873,779)

NET ASSETS — 100.0%		$563,618,699

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 95.0%
Ameris Bancorp	620,285	$17,833,194
Associated Banc-Corp. (a)	1,572,895	28,264,923
BancorpSouth, Inc.	1,186,321	28,198,850
Bank of Hawaii Corp. (a)	455,970	28,949,535
Bank of the Ozarks, Inc.	662,573	28,994,195
Banner Corp.	457,192	21,840,062
BB&T Corp.	785,577	27,966,541
BBCN Bancorp, Inc.	1,919,914	28,837,108
BOK Financial Corp. (a)	452,266	29,266,133
Boston Private Financial Holdings, Inc.	2,417,681	28,286,868
Capital Bank Financial Corp. (Class A) (b)	513,207	15,514,248
Cardinal Financial Corp.	715,078	16,453,945
Cathay General Bancorp	948,748	28,424,490
Central Pacific Financial Corp.	1,366,411	28,653,639
CIT Group, Inc.	671,598	26,884,068
Citizens Financial Group, Inc.	1,177,084	28,085,224
City National Corp.	327,171	28,810,678
Columbia Banking System, Inc.	934,956	29,179,977
Commerce Bancshares, Inc.	643,915	29,336,767
Community Bank System, Inc.	764,255	28,407,358
Cullen/Frost Bankers, Inc.	460,355	29,269,371
Customers Bancorp, Inc. (b)	966,220	24,831,854
CVB Financial Corp. (a)	1,713,235	28,611,025
East West Bancorp, Inc.	718,989	27,623,557
F.N.B. Corp.	2,233,090	28,918,516
Fifth Third Bancorp	1,447,912	27,380,016
First BanCorp- Puerto Rico (b)	6,951,859	24,748,618
First Citizens BancShares, Inc. (Class A)	122,366	27,654,716
First Commonwealth Financial Corp.	1,864,178	16,945,378
First Financial Bancorp	999,624	19,072,826
First Financial Bankshares, Inc. (a)	931,744	29,610,824
First Horizon National Corp. (a)	1,974,263	27,995,049
First Interstate Bancsystem, Inc.	484,012	13,474,894
First Midwest Bancorp, Inc.	1,608,388	28,211,126
First NBC Bank Holding Co. (b)	816,074	28,595,233
First Republic Bank	462,320	29,019,826
FirstMerit Corp.	1,614,533	28,528,798
Fulton Financial Corp.	2,360,068	28,556,823
Glacier Bancorp, Inc.	1,068,896	28,208,165
Great Western Bancorp, Inc.	1,104,851	28,030,070
Hancock Holding Co.	1,040,991	28,158,807
Hanmi Financial Corp.	740,257	18,654,476
Hilltop Holdings, Inc. (b)	1,391,599	27,567,576
Home Bancshares, Inc.	743,754	30,122,037
Huntington Bancshares, Inc.	2,648,087	28,069,722
IBERIABANK Corp.	471,550	27,448,926
Independent Bank Corp.-Massachusetts	506,693	23,358,547
International Bancshares Corp.	1,005,875	25,177,051
Investors Bancorp, Inc.	2,375,586	29,314,731
KeyCorp	2,118,863	27,566,408
LegacyTexas Financial Group, Inc.	986,212	30,059,742
M&T Bank Corp. (a)	236,589	28,852,029
MB Financial, Inc.	868,826	28,358,481
National Bank Holdings Corp. (Class A)	1,257,305	25,812,472
National Penn Bancshares, Inc.	2,405,526	28,264,931
NBT Bancorp, Inc.	536,586	14,455,627
OFG Bancorp (c)	3,238,263	28,270,036
Old National Bancorp	2,053,413	28,604,043
PacWest Bancorp	660,613	28,280,843
Pinnacle Financial Partners, Inc.	590,496	29,176,407
PNC Financial Services Group, Inc.	316,772	28,256,062
Popular, Inc.	951,738	28,771,040
PrivateBancorp, Inc.	742,159	28,446,954
Prosperity Bancshares, Inc.	572,255	28,103,443
Regions Financial Corp.	3,010,109	27,121,082
Signature Bank (b)	208,671	28,704,783
Simmons First National Corp. (Class A)	613,994	29,428,732
Southside Bancshares, Inc.	550,209	15,158,258
State Bank Financial Corp.	621,489	12,852,393
Sterling Bancorp	1,981,131	29,459,418
SunTrust Banks, Inc.	724,543	27,706,524
SVB Financial Group (b)	226,692	26,191,994
Synovus Financial Corp.	946,703	28,022,409
Talmer Bancorp, Inc. (Class A)	1,762,712	29,349,155
TCF Financial Corp.	1,857,789	28,164,081
Texas Capital Bancshares, Inc. (b)	549,245	28,791,423
Trustmark Corp.	1,241,931	28,775,541
UMB Financial Corp.	584,851	29,716,279
Umpqua Holdings Corp. (a)	1,726,620	28,143,906
United Bankshares, Inc. (a)	771,106	29,294,317
United Community Banks, Inc.	1,431,221	29,254,157
Valley National Bancorp (a)	3,022,799	29,744,342
Westamerica Bancorp. (a)	644,151	28,626,070
Western Alliance Bancorp (b)	907,988	27,884,311
Wilshire Bancorp, Inc.	2,600,038	27,326,399
Wintrust Financial Corp.	539,706	28,836,492
Zions Bancorporation	1,009,965	27,814,436

		2,328,991,381

THRIFTS & MORTGAGE FINANCE — 4.8%
BankUnited, Inc.	779,751	27,876,098
First Niagara Financial Group, Inc.	3,088,066	31,529,154
People’s United Financial, Inc. (a)	1,848,116	29,070,865
Webster Financial Corp.	803,206	28,618,230

		117,094,347

TOTAL COMMON STOCKS —
(Cost $2,601,727,040)		2,446,085,728

SHORT TERM INVESTMENTS — 4.9%
MONEY MARKET FUNDS — 4.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	118,983,330	118,983,330

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	1,999,237	$1,999,237

TOTAL SHORT TERM INVESTMENTS —
(Cost $120,982,567)		120,982,567

TOTAL INVESTMENTS — 104.7% (g)
(Cost $2,722,709,607)		2,567,068,295
OTHER ASSETS & LIABILITIES — (4.7)%		(115,106,097)

NET ASSETS — 100.0%		$2,451,962,198

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 13.5%
Cisco Systems, Inc.	423,956	$11,128,845
F5 Networks, Inc. (a)	88,691	10,270,418
Juniper Networks, Inc.	523,710	13,464,584
Motorola Solutions, Inc. (b)	179,507	12,274,689
QUALCOMM, Inc.	160,050	8,599,486

		55,738,022

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Corning, Inc.	519,627	8,896,014

INTERNET & CATALOG RETAIL — 14.0%
Amazon.com, Inc. (a)	39,175	20,053,291
Netflix, Inc. (a)	242,090	24,998,213
Priceline Group, Inc. (a)	10,629	13,146,585

		58,198,089

INTERNET SOFTWARE & SERVICES — 15.2%
Alphabet, Inc. (Class A) (a)	22,647	14,457,165
Alphabet, Inc. (Class C) (a)	22,786	13,863,458
eBay, Inc. (a)	489,113	11,953,922
Facebook, Inc. (Class A) (a)	147,348	13,246,585
LinkedIn Corp. (Class A) (a)	50,189	9,542,435

		63,063,565

IT SERVICES — 16.7%
Accenture PLC (Class A)	130,057	12,779,401
Automatic Data Processing, Inc.	139,014	11,171,165
Cognizant Technology Solutions Corp. (Class A) (a)	219,714	13,756,294
International Business Machines Corp.	74,142	10,748,366
Visa, Inc. (Class A) (b)	179,796	12,524,589
Xerox Corp.	843,763	8,209,814

		69,189,629

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.5%
Analog Devices, Inc.	207,470	11,703,383
Applied Materials, Inc.	473,076	6,949,486
Intel Corp.	323,720	9,756,921
Texas Instruments, Inc.	217,121	10,751,832

		39,161,622

SOFTWARE — 16.6%
Adobe Systems, Inc. (a)	158,182	13,005,724
Microsoft Corp.	246,807	10,923,678
Oracle Corp.	255,973	9,245,745
Salesforce.com, Inc. (a)	196,428	13,637,996
SAP SE ADR (b)	167,177	10,831,398
VMware, Inc. (Class A) (a)	140,208	11,046,988

		68,691,529

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 12.3%
Apple, Inc.	105,317	11,616,465
EMC Corp.	390,656	9,438,249
Hewlett-Packard Co.	294,751	7,548,573
NetApp, Inc.	274,291	8,119,014
SanDisk Corp.	117,538	6,385,839
Seagate Technology PLC (b)	172,171	7,713,261

		50,821,401

TOTAL COMMON STOCKS —
(Cost $359,902,131)		413,759,871

SHORT TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,866,409	16,866,409
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	298,290	298,290

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,164,699)		17,164,699

TOTAL INVESTMENTS — 104.0% (f)
(Cost $377,066,830)		430,924,570
OTHER ASSETS & LIABILITIES — (4.0)%		(16,687,847)

NET ASSETS — 100.0%		$414,236,723

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investment of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	760,251	$104,876,626
United Technologies Corp.	1,293,572	115,114,972

		219,991,598

AIR FREIGHT & LOGISTICS — 0.8%
Expeditors International of Washington, Inc.	1,964,073	92,409,635

BANKS — 4.4%
Commerce Bancshares, Inc. (a)	2,265,611	103,221,237
Cullen/Frost Bankers, Inc. (a)	2,089,377	132,842,590
People’s United Financial, Inc. (a)(b)	14,246,587	224,098,813
United Bankshares, Inc. (a)	1,889,492	71,781,801

		531,944,441

BEVERAGES — 3.5%
Brown-Forman Corp. (Class B) (a)	684,222	66,301,112
Coca-Cola Co.	4,631,643	185,821,517
PepsiCo, Inc.	1,742,375	164,305,962

		416,428,591

BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	2,482,557	135,075,926

BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	813,771	53,049,731

CAPITAL MARKETS — 3.0%
Eaton Vance Corp. (a)	3,701,760	123,712,819
Franklin Resources, Inc.	1,469,896	54,768,325
SEI Investments Co.	1,040,222	50,169,907
T. Rowe Price Group, Inc.	1,938,611	134,733,465

		363,384,516

CHEMICALS — 6.5%
Air Products & Chemicals, Inc.	1,013,435	129,294,037
Albemarle Corp. (a)	2,345,528	103,437,785
Ecolab, Inc.	593,345	65,101,813
H.B. Fuller Co. (a)	1,384,973	47,005,984
PPG Industries, Inc.	676,708	59,340,524
Praxair, Inc.	1,178,728	120,065,234
RPM International, Inc. (a)	2,571,731	107,729,812
Sherwin-Williams Co.	203,291	45,289,169
Sigma-Aldrich Corp.	263,668	36,628,759
Valspar Corp. (a)	1,012,794	72,799,633

		786,692,750

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp. (a)	664,707	56,998,625

CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc. (a)	1,583,267	104,432,291
Bemis Co., Inc.	3,153,123	124,769,077
Sonoco Products Co.	2,959,301	111,684,020

		340,885,388

DISTRIBUTORS — 1.2%
Genuine Parts Co.	1,760,484	145,926,519

DIVERSIFIED FINANCIAL SERVICES — 0.5%
McGraw Hill Financial, Inc.	692,811	59,928,152

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	8,592,314	279,937,590

ELECTRICAL EQUIPMENT — 1.4%
Emerson Electric Co.	3,725,319	164,547,340

FOOD & STAPLES RETAILING — 3.5%
Sysco Corp. (a)	5,140,048	200,307,670
Wal-Mart Stores, Inc.	2,148,944	139,337,529
Walgreens Boots Alliance, Inc.	935,769	77,762,404

		417,407,603

FOOD PRODUCTS — 2.8%
Archer-Daniels-Midland Co.	2,739,866	113,567,446
Hormel Foods Corp.	1,715,663	108,618,624
McCormick & Co., Inc. (a)	1,377,211	113,179,200

		335,365,270

GAS UTILITIES — 6.2%
Atmos Energy Corp.	2,976,311	173,161,774
National Fuel Gas Co. (a)	2,751,992	137,544,560
Piedmont Natural Gas Co., Inc. (a)	2,010,771	80,571,594
Questar Corp.	6,197,148	120,286,643
UGI Corp.	4,160,794	144,878,847
WGL Holdings, Inc. (a)	1,470,649	84,812,328

		741,255,746

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	2,132,883	85,784,554
Becton, Dickinson and Co.	640,296	84,941,667
C.R. Bard, Inc.	166,938	31,102,219
Medtronic PLC	1,502,273	100,562,155
West Pharmaceutical Services, Inc. (a)	706,059	38,211,913

		340,602,508

HEALTH CARE PROVIDERS & SERVICES — 0.8%
Cardinal Health, Inc.	1,236,786	95,009,901

HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald’s Corp.	2,071,554	204,110,216

HOUSEHOLD DURABLES — 1.0%
Leggett & Platt, Inc.	2,855,298	117,781,043

HOUSEHOLD PRODUCTS — 5.4%
Clorox Co. (a)	1,493,547	172,549,485
Colgate-Palmolive Co.	1,930,679	122,520,889
Kimberly-Clark Corp.	1,653,342	180,280,412
Procter & Gamble Co.	2,349,715	169,038,497

		644,389,283

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	990,569	140,432,967
Carlisle Cos., Inc.	543,369	47,479,583
Roper Technologies, Inc.	187,750	29,420,425

		217,332,975

INSURANCE — 6.7%
ACE, Ltd.	1,378,418	142,528,421
Aflac, Inc.	2,254,687	131,064,955
Brown & Brown, Inc. (a)	2,233,041	69,157,280
Chubb Corp.	1,084,358	132,996,509
Cincinnati Financial Corp. (a)	2,905,556	156,318,913
Mercury General Corp. (a)	1,356,725	68,528,180
Old Republic International Corp. (a)	6,837,091	106,932,103

		807,526,361

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 1.1%
Automatic Data Processing, Inc.	1,704,556	$136,978,120

MACHINERY — 5.8%
Caterpillar, Inc. (a)	2,656,156	173,606,356
CLARCOR, Inc. (a)	1,233,247	58,801,217
Dover Corp. (a)	1,979,846	113,207,594
Illinois Tool Works, Inc.	1,332,841	109,706,143
Nordson Corp. (a)	866,085	54,511,390
Pentair PLC (a)	1,703,532	86,948,273
Stanley Black & Decker, Inc.	1,046,416	101,481,424

		698,262,397

MEDIA — 0.6%
John Wiley & Sons, Inc. (Class A)	1,413,366	70,710,701

METALS & MINING — 1.4%
Nucor Corp.	4,413,839	165,739,654

MULTI-UTILITIES — 4.7%
Black Hills Corp. (a)	1,407,454	58,184,148
Consolidated Edison, Inc. (a)	4,106,017	274,487,237
MDU Resources Group, Inc.	7,238,327	124,499,224
Vectren Corp.	2,620,282	110,078,047

		567,248,656

MULTILINE RETAIL — 1.2%
Target Corp.	1,904,444	149,803,565

OIL, GAS & CONSUMABLE FUELS — 3.3%
Chevron Corp.	2,725,954	215,023,252
Exxon Mobil Corp.	2,443,881	181,702,552

		396,725,804

PHARMACEUTICALS — 1.3%
Johnson & Johnson	1,728,162	161,323,923

REAL ESTATE INVESTMENT TRUSTS — 11.1%
Essex Property Trust, Inc.	674,200	150,629,764
Federal Realty Investment Trust	1,124,662	153,460,130
HCP, Inc.	9,073,055	337,971,299
National Retail Properties, Inc.	6,884,999	249,718,914
Realty Income Corp. (a)	6,073,055	287,802,076
Tanger Factory Outlet Centers, Inc. (a)	4,561,632	150,397,007

		1,329,979,190

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Linear Technology Corp. (a)	3,755,972	151,553,470

SOFTWARE — 0.4%
CDK Global, Inc.	960,626	45,898,710

SPECIALTY RETAIL — 1.2%
Lowe’s Cos., Inc.	1,385,811	95,510,094
Ross Stores, Inc.	1,022,665	49,568,573

		145,078,667

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
V.F. Corp.	1,371,385	93,542,171

TRADING COMPANIES & DISTRIBUTORS — 0.9%
W.W. Grainger, Inc. (a)	487,632	104,845,756

WATER UTILITIES — 0.9%
Aqua America, Inc. (a)	4,008,239	106,098,086

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems, Inc.	3,841,346	95,879,997

TOTAL COMMON STOCKS —
(Cost $10,368,992,177)		11,987,650,575

SHORT TERM INVESTMENTS — 6.8%
MONEY MARKET FUNDS — 6.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	803,086,439	803,086,439
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	10,001,048	10,001,048

TOTAL SHORT TERM INVESTMENTS —
(Cost $813,087,487)		813,087,487

TOTAL INVESTMENTS — 106.5% (f)
(Cost $11,182,079,664)		12,800,738,062
OTHER ASSETS & LIABILITIES — (6.5)%		(782,755,731)

NET ASSETS — 100.0%		$12,017,982,331

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	73,112	$1,386,935
Aerojet Rocketdyne Holdings, Inc. (a)(b)	73,901	1,195,718
Aerovironment, Inc. (a)(b)	45,589	913,604
Astronics Corp. (b)	53,672	2,169,959
B/E Aerospace, Inc.	80,360	3,527,804
Boeing Co. (a)	29,612	3,877,691
BWX Technologies, Inc.	154,598	4,075,203
Cubic Corp. (a)	39,013	1,636,205
Curtiss-Wright Corp. (a)	54,919	3,428,044
DigitalGlobe, Inc. (a)(b)	155,845	2,964,172
Engility Holdings, Inc.	44,093	1,136,718
Esterline Technologies Corp. (a)(b)	48,067	3,455,537
General Dynamics Corp.	28,108	3,877,499
HEICO Corp. (a)	63,703	3,113,803
Hexcel Corp. (a)	84,805	3,804,352
Honeywell International, Inc.	40,001	3,787,695
Huntington Ingalls Industries, Inc.	34,508	3,697,532
KLX, Inc. (a)(b)	104,139	3,721,928
L-3 Communications Holdings, Inc. (a)	37,768	3,947,511
Lockheed Martin Corp. (a)	19,265	3,993,827
Moog, Inc. (Class A) (a)(b)	39,087	2,113,434
Northrop Grumman Corp.	23,639	3,922,892
Orbital ATK, Inc.	50,791	3,650,349
Precision Castparts Corp.	17,354	3,986,387
Raytheon Co.	37,409	4,087,307
Rockwell Collins, Inc. (a)	47,082	3,853,191
Spirit Aerosystems Holdings, Inc. (Class A) (b)	78,248	3,782,508
TASER International, Inc. (a)(b)	168,023	3,700,707
Teledyne Technologies, Inc. (b)	40,704	3,675,571
Textron, Inc. (a)	98,311	3,700,426
TransDigm Group, Inc. (a)(b)	17,424	3,701,032
Triumph Group, Inc. (a)	84,030	3,535,982
United Technologies Corp.	43,152	3,840,097

TOTAL COMMON STOCKS —
(Cost $121,216,295)		107,261,620

SHORT TERM INVESTMENTS — 18.5%
MONEY MARKET FUNDS — 18.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	19,695,542	19,695,542
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	126,950	126,950

TOTAL SHORT TERM INVESTMENTS —
(Cost $19,822,492)		19,822,492

TOTAL INVESTMENTS — 118.4% (f)
(Cost $141,038,787)		127,084,112
OTHER ASSETS & LIABILITIES — (18.4)%		(19,715,534)

NET ASSETS — 100.0%		$107,368,578

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BIOTECHNOLOGY — 99.7%
AbbVie, Inc.	415,766	$22,621,828
ACADIA Pharmaceuticals, Inc. (a)(b)	591,945	19,575,621
Achillion Pharmaceuticals, Inc. (a)(b)	3,176,044	21,946,464
Acorda Therapeutics, Inc. (a)	746,215	19,782,160
Advaxis, Inc. (a)(b)	1,494,757	15,291,364
Aegerion Pharmaceuticals, Inc. (a)(b)	1,388,726	18,886,674
Agenus, Inc. (a)(b)	3,773,362	17,357,465
Agios Pharmaceuticals, Inc. (a)(b)	269,683	19,036,923
Alder Biopharmaceuticals, Inc. (a)	587,274	19,239,096
Alexion Pharmaceuticals, Inc. (a)	143,508	22,443,216
Alkermes PLC (a)	347,768	20,403,549
Alnylam Pharmaceuticals, Inc. (a)	229,135	18,413,289
AMAG Pharmaceuticals, Inc. (a)	465,596	18,498,129
Amgen, Inc.	161,125	22,286,810
Amicus Therapeutics, Inc. (a)(b)	1,358,946	19,011,655
Anacor Pharmaceuticals, Inc. (a)	174,803	20,576,061
Arena Pharmaceuticals, Inc. (a)(b)	8,628,495	16,480,425
ARIAD Pharmaceuticals, Inc. (a)(b)	3,123,766	18,242,793
Array BioPharma, Inc. (a)(b)	4,196,851	19,137,641
Atara Biotherapeutics, Inc. (a)(b)	520,986	16,379,800
Baxalta, Inc.	689,186	21,716,251
BioCryst Pharmaceuticals, Inc. (a)(b)	1,907,112	21,741,077
Biogen, Inc. (a)	78,299	22,848,431
BioMarin Pharmaceutical, Inc. (a)	185,776	19,565,928
Bluebird Bio, Inc. (a)	185,823	15,897,158
Celgene Corp. (a)	199,001	21,525,938
Celldex Therapeutics, Inc. (a)	1,597,221	16,834,709
Cepheid, Inc. (a)(b)	474,866	21,463,943
Chimerix, Inc. (a)	472,568	18,052,098
Clovis Oncology, Inc. (a)	237,040	21,798,198
Dyax Corp. (a)	1,080,472	20,626,210
Dynavax Technologies Corp. (a)	778,904	19,114,304
Eagle Pharmaceuticals, Inc. (a)(b)	291,010	21,543,470
Emergent Biosolutions, Inc. (a)	757,424	21,579,010
Enanta Pharmaceuticals, Inc. (a)(b)	591,340	21,371,028
Epizyme, Inc. (a)(b)	1,192,161	15,331,190
Esperion Therapeutics, Inc. (a)(b)	524,621	12,375,809
Exact Sciences Corp. (a)(b)	1,256,486	22,604,183
Exelixis, Inc. (a)(b)	4,175,572	23,424,959
Five Prime Therapeutics, Inc. (a)(b)	1,184,723	18,232,887
Genomic Health, Inc. (a)(b)	966,640	20,454,102
Geron Corp. (a)(b)	6,990,834	19,294,702
Gilead Sciences, Inc.	225,044	22,097,070
Halozyme Therapeutics, Inc. (a)	1,364,867	18,330,164
Heron Therapeutics, Inc. (a)(b)	650,465	15,871,346
ImmunoGen, Inc. (a)	1,780,508	17,092,877
Incyte Corp. (a)	188,434	20,789,923
Infinity Pharmaceuticals, Inc. (a)(c)	2,797,891	23,642,179
Inovio Pharmaceuticals, Inc. (a)(b)	3,362,081	19,432,828
Insmed, Inc. (a)	983,596	18,265,378
Insys Therapeutics, Inc. (a)(b)	681,712	19,401,524
Intercept Pharmaceuticals, Inc. (a)(b)	124,975	20,728,354
Intrexon Corp. (a)(b)	549,869	17,485,834
Ironwood Pharmaceuticals, Inc. (a)(b)	2,123,693	22,128,881
Isis Pharmaceuticals, Inc. (a)(b)	456,292	18,443,323
Juno Therapeutics, Inc. (a)(b)	593,447	24,147,358
Keryx Biopharmaceuticals, Inc. (a)(b)	5,261,765	18,521,413
Kite Pharma, Inc. (a)(b)	387,800	21,592,704
Lexicon Pharmaceuticals, Inc. (a)(b)	1,869,483	20,078,247
Ligand Pharmaceuticals, Inc. (Class B) (a)	259,892	22,259,750
MacroGenics, Inc. (a)	926,391	19,843,295
MannKind Corp. (a)(b)	6,669,592	21,409,390
Medivation, Inc. (a)	516,928	21,969,440
Merrimack Pharmaceuticals, Inc. (a)(b)	2,354,747	20,038,897
MiMedx Group, Inc. (a)(b)	2,438,522	23,531,737
Momenta Pharmaceuticals, Inc. (a)	1,299,544	21,325,517
Myriad Genetics, Inc. (a)	641,667	24,049,679
Neurocrine Biosciences, Inc. (a)	456,173	18,151,124
NewLink Genetics Corp. (a)(b)	483,597	17,332,116
Novavax, Inc. (a)(b)	2,467,779	17,447,198
Ophthotech Corp. (a)(b)	498,834	20,212,754
OPKO Health, Inc. (a)(b)	2,445,748	20,568,741
Orexigen Therapeutics, Inc. (a)(b)(c)	10,113,795	21,340,107
Otonomy, Inc. (a)(b)	1,009,352	17,976,559
OvaScience, Inc. (a)(b)(c)	1,379,483	11,711,811
Portola Pharmaceuticals, Inc. (a)	495,794	21,130,740
Progenics Pharmaceuticals, Inc. (a)(b)	3,362,100	19,231,212
Prothena Corp. PLC (a)	411,452	18,655,234
PTC Therapeutics, Inc. (a)(b)	652,900	17,432,430
Puma Biotechnology, Inc. (a)	239,014	18,012,095
Radius Health, Inc. (a)	362,469	25,122,726
Raptor Pharmaceutical Corp. (a)	2,051,320	12,410,486
Regeneron Pharmaceuticals, Inc. (a)	46,222	21,499,701
Repligen Corp. (a)	676,297	18,834,871
Retrophin, Inc. (a)	863,761	17,499,798
Sage Therapeutics, Inc. (a)	419,658	17,759,927
Sangamo Biosciences, Inc. (a)(b)	3,100,161	17,484,908
Sarepta Therapeutics, Inc. (a)(b)	686,657	22,048,556
Seattle Genetics, Inc. (a)	548,303	21,142,564
Spark Therapeutics, Inc. (a)(b)	535,816	22,359,602
Spectrum Pharmaceuticals, Inc. (a)(b)(c)	3,677,657	21,992,389
Synergy Pharmaceuticals, Inc. (a)(b)	3,408,522	18,065,167
TESARO, Inc. (a)(b)	448,693	17,992,589
TG Therapeutics, Inc. (a)(b)	2,086,037	21,027,253
Ultragenyx Pharmaceutical, Inc. (a)	202,720	19,523,963
United Therapeutics Corp. (a)	159,073	20,876,741
Vanda Pharmaceuticals, Inc. (a)(b)	1,851,243	20,882,021
Vertex Pharmaceuticals, Inc. (a)	184,114	19,173,632
Xencor, Inc. (a)(b)	1,505,664	18,414,271
Zafgen, Inc. (a)	622,662	19,894,051
ZIOPHARM Oncology, Inc. (a)(b)	2,323,694	20,936,483

TOTAL COMMON STOCKS —
(Cost $2,770,766,310)		1,989,627,476

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 22.4%
MONEY MARKET FUNDS — 22.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	444,169,038	$444,169,038
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	1,990,593	1,990,593

TOTAL SHORT TERM INVESTMENTS —
(Cost $446,159,631)		446,159,631

TOTAL INVESTMENTS — 122.1% (g)
(Cost $3,216,925,941)		2,435,787,107
OTHER ASSETS & LIABILITIES — (22.1)%		(440,966,347)

NET ASSETS — 100.0%		$1,994,820,760

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 74.8%
Abaxis, Inc. (a)	16,709	$735,029
Abbott Laboratories (a)	18,757	754,407
ABIOMED, Inc. (a)(b)	8,483	786,883
Accuray, Inc. (b)	115,947	579,155
Analogic Corp. (a)	9,639	790,784
AngioDynamics, Inc. (a)(b)	14,163	186,810
AtriCure, Inc. (a)(b)	19,123	418,985
Baxter International, Inc.	22,605	742,574
Becton, Dickinson and Co. (a)	5,988	794,368
Boston Scientific Corp. (a)(b)	48,209	791,110
C.R. Bard, Inc.	4,224	786,973
Cantel Medical Corp. (a)	13,876	786,769
Cardiovascular Systems, Inc. (a)(b)	33,494	530,545
CONMED Corp.	15,814	754,960
Cyberonics, Inc. (b)	12,100	735,438
Cynosure, Inc. (Class A) (a)(b)	24,090	723,664
DexCom, Inc. (a)(b)	8,322	714,527
Edwards Lifesciences Corp. (b)	5,852	831,979
GenMark Diagnostics, Inc. (a)(b)	20,427	160,760
Globus Medical, Inc. (Class A) (a)(b)	34,556	713,927
Greatbatch, Inc. (a)(b)	13,009	733,968
HeartWare International, Inc. (a)(b)	12,483	652,986
Hill-Rom Holdings, Inc.	15,174	788,896
Hologic, Inc. (b)	20,300	794,339
IDEXX Laboratories, Inc. (a)(b)	10,616	788,238
Inogen, Inc. (a)(b)	14,918	724,269
Insulet Corp. (a)(b)	27,847	721,516
Integra LifeSciences Holdings Corp. (a)(b)	12,645	753,010
Intuitive Surgical, Inc. (b)	1,580	726,136
Invacare Corp. (a)	21,129	305,737
K2M Group Holdings, Inc. (a)(b)	29,614	550,820
Masimo Corp. (a)(b)	19,554	754,002
Medtronic PLC (a)	11,649	779,784
Natus Medical, Inc. (a)(b)	20,799	820,521
Nevro Corp. (a)(b)	17,265	800,923
NuVasive, Inc. (b)	14,997	723,155
NxStage Medical, Inc. (a)(b)	50,575	797,568
Orthofix International NV (a)(b)	11,160	376,650
Quidel Corp. (a)(b)	27,653	522,089
ResMed, Inc.	15,817	806,034
Rockwell Medical, Inc. (a)(b)	68,252	526,223
Sirona Dental Systems, Inc. (b)	8,300	774,722
St. Jude Medical, Inc. (a)	11,667	736,071
STERIS Corp. (a)	12,593	818,167
Stryker Corp. (a)	8,171	768,891
Teleflex, Inc. (a)	5,915	734,702
Thoratec Corp. (b)	12,853	813,081
Varian Medical Systems, Inc. (a)(b)	10,274	758,016
Wright Medical Group NV (b)	14,920	304,219
Wright Medical Group, Inc. (a)(b)	33,167	697,170
Zeltiq Aesthetics, Inc. (b)	23,005	736,850
Zimmer Biomet Holdings, Inc. (a)	8,126	763,275

		35,671,675

HEALTH CARE SUPPLIES — 25.1%
Alere, Inc. (b)	15,471	744,929
Align Technology, Inc. (a)(b)	14,593	828,299
Anika Therapeutics, Inc. (a)(b)	13,701	436,103
Atrion Corp.	830	311,217
Cerus Corp. (a)(b)	80,159	363,922
Cooper Cos., Inc. (a)	5,416	806,226
DENTSPLY International, Inc. (a)	15,483	782,975
Endologix, Inc. (a)(b)	60,765	744,979
Haemonetics Corp. (a)(b)	22,821	737,575
Halyard Health, Inc. (a)(b)	24,503	696,865
ICU Medical, Inc. (a)(b)	7,135	781,282
LDR Holding Corp. (a)(b)	21,518	743,017
Meridian Bioscience, Inc. (a)	24,462	418,300
Merit Medical Systems, Inc. (a)(b)	30,917	739,225
Neogen Corp. (a)(b)	15,020	675,750
OraSure Technologies, Inc. (a)(b)	76,047	337,649
Spectranetics Corp. (a)(b)	51,469	606,819
Vascular Solutions, Inc. (b)	13,656	442,591
West Pharmaceutical Services, Inc. (a)	14,166	766,664

		11,964,387

TOTAL COMMON STOCKS —
(Cost $40,572,779)		47,636,062

SHORT TERM INVESTMENTS — 20.5%
MONEY MARKET FUNDS — 20.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,721,174	9,721,174
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	30,986	30,986

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,752,160)		9,752,160

TOTAL INVESTMENTS — 120.4% (f)
(Cost $50,324,939)		57,388,222
OTHER ASSETS & LIABILITIES — (20.4)%		(9,710,426)

NET ASSETS — 100.0%		$47,677,796

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
DRUG RETAIL — 1.6%
Diplomat Pharmacy, Inc. (a)(b)	98,993	$2,844,069

HEALTH CARE DISTRIBUTORS — 13.5%
AmerisourceBergen Corp.	37,400	3,552,626
Cardinal Health, Inc.	45,903	3,526,269
Henry Schein, Inc. (b)	28,856	3,829,768
McKesson Corp.	19,743	3,653,047
Owens & Minor, Inc. (a)	114,503	3,657,226
Patterson Cos., Inc.	85,333	3,690,652
PharMerica Corp. (b)	98,749	2,811,384

		24,720,972

HEALTH CARE FACILITIES — 27.8%
Acadia Healthcare Co., Inc. (b)	51,831	3,434,840
AmSurg Corp. (b)	48,603	3,776,939
Brookdale Senior Living, Inc. (b)	145,175	3,333,218
Capital Senior Living Corp. (b)	75,917	1,522,136
Community Health Systems, Inc. (b)	75,247	3,218,314
Ensign Group, Inc.	62,517	2,665,100
Hanger, Inc. (b)	78,434	1,069,840
HCA Holdings, Inc. (b)	46,079	3,564,671
HealthSouth Corp.	93,223	3,576,967
Kindred Healthcare, Inc.	199,095	3,135,746
LifePoint Health, Inc. (b)	49,622	3,518,200
Select Medical Holdings Corp. (a)	318,813	3,439,992
Surgical Care Affiliates, Inc. (b)	86,739	2,835,498
Tenet Healthcare Corp. (a)(b)	83,274	3,074,476
Universal Health Services, Inc. (Class B)	29,292	3,655,935
US Physical Therapy, Inc.	29,012	1,302,349
VCA, Inc. (b)	69,597	3,664,282

		50,788,503

HEALTH CARE SERVICES — 33.5%
Adeptus Health, Inc. (Class A) (a)(b)	37,824	3,054,666
Air Methods Corp. (a)(b)	109,490	3,732,514
Amedisys, Inc. (b)	94,508	3,588,469
AMN Healthcare Services, Inc. (b)	110,798	3,325,048
Chemed Corp. (a)	27,532	3,674,696
DaVita HealthCare Partners, Inc. (b)	52,031	3,763,402
Envision Healthcare Holdings, Inc. (b)	95,411	3,510,171
ExamWorks Group, Inc. (a)(b)	122,637	3,585,906
Express Scripts Holding Co. (b)	46,187	3,739,299
Healthways, Inc. (b)	287,518	3,197,200
IPC Healthcare, Inc. (b)	49,075	3,812,637
Laboratory Corp. of America Holdings (b)	32,924	3,571,266
Landauer, Inc. (a)	22,523	833,126
LHC Group, Inc. (b)	42,540	1,904,516
MEDNAX, Inc. (b)	48,176	3,699,435
Premier, Inc. (Class A) (a)(b)	87,834	3,018,855
Providence Service Corp. (b)	41,042	1,788,610
Quest Diagnostics, Inc. (a)	59,469	3,655,559
Team Health Holdings, Inc. (b)	66,254	3,579,704

		61,035,079

MANAGED HEALTH CARE — 22.6%
Aetna, Inc.	33,100	3,621,471
Anthem, Inc.	26,529	3,714,060
Centene Corp. (b)	61,520	3,336,230
Cigna Corp.	27,948	3,773,539
Health Net, Inc. (b)	59,359	3,574,599
HealthEquity, Inc. (b)	129,042	3,813,191
Humana, Inc.	20,833	3,729,107
Magellan Health, Inc. (b)	67,724	3,753,941
Molina Healthcare, Inc. (a)(b)	48,324	3,327,107
Triple-S Management Corp. (Class B) (b)	75,629	1,346,952
UnitedHealth Group, Inc.	32,876	3,813,945
WellCare Health Plans, Inc. (b)	39,887	3,437,462

		41,241,604

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Aceto Corp.	57,745	1,585,100

TOTAL COMMON STOCKS —
(Cost $193,849,024)		182,215,327

SHORT TERM INVESTMENTS — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	20,810,568	20,810,568
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	237,382	237,382

TOTAL SHORT TERM INVESTMENTS —
(Cost $21,047,950)		21,047,950

TOTAL INVESTMENTS — 111.4% (f)
(Cost $214,896,974)		203,263,277
OTHER ASSETS & LIABILITIES — (11.4)%		(20,801,251)

NET ASSETS — 100.0%		$182,462,026

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 27.6%
A.O. Smith Corp.	923,205	$60,183,734
Allegion PLC	1,049,161	60,494,623
Apogee Enterprises, Inc.	1,125,127	50,236,920
Armstrong World Industries, Inc. (a)	1,156,499	55,211,262
Fortune Brands Home & Security, Inc.	1,228,412	58,312,718
Lennox International, Inc.	519,775	58,906,101
Masco Corp.	2,346,210	59,077,568
Owens Corning	1,392,974	58,379,540
USG Corp. (a)(b)	2,104,743	56,028,259

		516,830,725

HOME FURNISHINGS — 6.4%
Leggett & Platt, Inc.	1,443,569	59,547,221
Tempur Sealy International, Inc. (a)	827,409	59,101,825

		118,649,046

HOME FURNISHING RETAIL — 13.0%
Aaron’s, Inc.	1,662,021	60,015,578
Bed Bath & Beyond, Inc. (a)(b)	1,034,320	58,976,927
Restoration Hardware Holdings, Inc. (a)(b)	638,969	59,622,197
Williams-Sonoma, Inc.	838,634	64,029,706

		242,644,408

HOME IMPROVEMENT RETAIL — 6.8%
Home Depot, Inc.	550,859	63,618,706
Lowe’s Cos., Inc.	926,752	63,871,748

		127,490,454

HOMEBUILDING — 36.5%
Cavco Industries, Inc. (a)	156,366	10,646,961
D.R. Horton, Inc.	2,029,503	59,586,208
Lennar Corp. (Class A) (b)	1,217,463	58,596,494
M.D.C. Holdings, Inc. (b)	2,210,071	57,859,659
M/I Homes, Inc. (a)	641,235	15,120,321
NVR, Inc. (a)	40,372	61,576,182
Pulte Group, Inc.	3,036,126	57,291,698
Ryland Group, Inc. (b)(c)	1,361,320	55,582,695
Standard Pacific Corp. (a)	7,146,936	57,175,488
Taylor Morrison Home Corp. (Class A) (a)(b)	1,611,784	30,075,889
Toll Brothers, Inc. (a)	1,694,288	58,012,421
TopBuild Corp. (a)	1,826,133	56,555,339
TRI Pointe Group, Inc. (a)	4,457,311	58,346,201
WCI Communities, Inc. (a)	885,206	20,032,212
William Lyon Homes (Class A) (a)	1,215,095	25,030,957

		681,488,725

HOUSEHOLD APPLIANCES — 6.5%
Helen of Troy, Ltd. (a)	726,845	64,907,258
Whirlpool Corp.	390,106	57,447,010

		122,354,268

HOUSEHOLD DURABLES — 3.0%
Mohawk Industries, Inc. (a)	307,619	55,922,058

TOTAL COMMON STOCKS —
(Cost $2,016,165,216)		1,865,379,684

SHORT TERM INVESTMENTS — 10.0%
MONEY MARKET FUNDS — 10.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	184,009,468	184,009,468
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	3,628,356	3,628,356

TOTAL SHORT TERM INVESTMENTS —
(Cost $187,637,824)		187,637,824

TOTAL INVESTMENTS — 109.8% (g)
(Cost $2,203,803,040)		2,053,017,508
OTHER ASSETS & LIABILITIES — (9.8)%		(183,593,672)

NET ASSETS — 100.0%		$1,869,423,836

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ALUMINUM — 8.8%
Alcoa, Inc.	1,130,636	$10,921,944
Kaiser Aluminum Corp. (a)	102,264	8,206,686

		19,128,630

COAL & CONSUMABLE FUELS — 8.2%
CONSOL Energy, Inc. (a)	870,750	8,533,350
Peabody Energy Corp. (a)(b)	6,612,608	9,125,399

		17,658,749

DIVERSIFIED METALS & MINING — 14.4%
Compass Minerals International, Inc.	131,353	10,294,134
Freeport-McMoRan, Inc. (a)	957,114	9,274,435
Globe Specialty Metals, Inc.	249,412	3,025,367
Horsehead Holding Corp. (a)(c)	763,249	2,320,277
Materion Corp.	63,331	1,901,197
SunCoke Energy, Inc.	569,305	4,429,193

		31,244,603

GOLD — 10.3%
Newmont Mining Corp.	671,887	10,797,224
Royal Gold, Inc. (a)	246,596	11,585,080

		22,382,304

PRECIOUS METALS & MINERALS — 12.9%
Coeur Mines, Inc. (a)(c)	2,670,876	7,531,870
Hecla Mining Co. (a)	3,983,700	7,847,889
Stillwater Mining Co. (a)(c)	1,220,444	12,607,187

		27,986,946

STEEL — 45.0%
AK Steel Holding Corp. (a)(c)	3,938,900	9,492,749
Allegheny Technologies, Inc. (a)	605,186	8,581,538
Carpenter Technology Corp.	274,286	8,165,494
Cliffs Natural Resources, Inc. (a)	2,981,057	7,273,779
Commercial Metals Co.	721,167	9,771,813
Haynes International, Inc.	43,031	1,628,293
Nucor Corp.	259,091	9,728,867
Reliance Steel & Aluminum Co.	187,846	10,145,562
Schnitzer Steel Industries, Inc. (Class A)	276,805	3,747,940
Steel Dynamics, Inc.	580,377	9,970,877
TimkenSteel Corp. (a)	486,399	4,922,358
United States Steel Corp. (a)	773,812	8,063,121
Worthington Industries, Inc.	232,535	6,157,527

		97,649,918

TOTAL COMMON STOCKS —
(Cost $454,303,221)		216,051,150

SHORT TERM INVESTMENTS — 22.6%
MONEY MARKET FUNDS — 22.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	48,509,459	48,509,459
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	432,844	432,844

TOTAL SHORT TERM INVESTMENTS —
(Cost $48,942,303)		48,942,303

TOTAL INVESTMENTS — 122.2% (g)
(Cost $503,245,524)		264,993,453
OTHER ASSETS & LIABILITIES — (22.2)%		(48,104,423)

NET ASSETS — 100.0%		$216,889,030

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 28.5%
Atwood Oceanics, Inc. (a)	343,560	$5,088,124
Diamond Offshore Drilling, Inc. (a)	243,892	4,219,332
Ensco PLC (Class A) (a)	346,449	4,878,002
Helmerich & Payne, Inc. (a)	108,673	5,135,886
Nabors Industries, Ltd.	548,917	5,187,266
Noble Corp. PLC (a)	456,040	4,975,396
Parker Drilling Co. (a)(b)	324,818	854,271
Patterson-UTI Energy, Inc. (a)	377,142	4,955,646
Rowan Cos. PLC (Class A) (a)	321,713	5,195,665
Transocean, Ltd. (a)	376,622	4,865,956
Unit Corp. (a)(b)	473,750	5,334,425

		50,689,969

OIL & GAS EQUIPMENT & SERVICES — 71.3%
Baker Hughes, Inc.	101,035	5,257,861
Bristow Group, Inc. (a)	183,037	4,788,248
Cameron International Corp. (b)	83,185	5,100,904
CARBO Ceramics, Inc. (a)	253,923	4,821,998
Core Laboratories NV (a)	49,692	4,959,262
Dril-Quip, Inc. (a)(b)	83,485	4,860,497
Era Group, Inc. (a)(b)	49,226	736,913
Exterran Holdings, Inc. (a)	254,418	4,579,524
FMC Technologies, Inc. (a)(b)	164,810	5,109,110
Forum Energy Technologies, Inc. (a)(b)	387,495	4,731,314
Frank’s International NV	326,414	5,003,927
Halliburton Co.	144,165	5,096,233
Helix Energy Solutions Group, Inc. (a)(b)	910,563	4,361,597
Hornbeck Offshore Services, Inc. (a)(b)	325,635	4,405,841
Matrix Service Co. (a)(b)	77,011	1,730,437
McDermott International, Inc. (a)(b)	1,153,301	4,959,194
National Oilwell Varco, Inc. (a)	138,567	5,217,047
Newpark Resources, Inc. (a)(b)	607,764	3,111,752
Oceaneering International, Inc. (a)	133,042	5,225,890
Oil States International, Inc. (a)(b)	191,738	5,010,114
RigNet, Inc. (a)(b)	83,590	2,131,545
RPC, Inc. (a)	548,346	4,852,862
Schlumberger, Ltd.	72,647	5,010,463
SEACOR Holdings, Inc. (a)(b)	70,012	4,187,418
Superior Energy Services, Inc. (a)	393,173	4,965,775
Tesco Corp. (a)	168,639	1,204,082
Tetra Technologies, Inc. (b)	277,201	1,638,258
Tidewater, Inc. (a)	362,364	4,761,463
US Silica Holdings, Inc. (a)	302,312	4,259,576
Weatherford International PLC (a)(b)	554,033	4,698,200

		126,777,305

TOTAL COMMON STOCKS —
(Cost $297,244,681)		177,467,274

SHORT TERM INVESTMENTS — 20.8%
MONEY MARKET FUNDS — 20.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	36,785,066	36,785,066
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	128,643	128,643

TOTAL SHORT TERM INVESTMENTS —
(Cost $36,913,709)		36,913,709

TOTAL INVESTMENTS — 120.6% (f)
(Cost $334,158,390)		214,380,983
OTHER ASSETS & LIABILITIES — (20.6)%		(36,633,601)

NET ASSETS — 100.0%		$177,747,382

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
INTEGRATED OIL & GAS — 8.5%
Chevron Corp.	284,988	$22,479,853
ConocoPhillips	456,153	21,877,098
Exxon Mobil Corp.	297,150	22,093,102
Marathon Oil Corp.	1,431,384	22,043,314
Occidental Petroleum Corp.	322,870	21,357,851

		109,851,218

OIL & GAS EXPLORATION & PRODUCTION — 70.2%
Anadarko Petroleum Corp.	328,992	19,867,827
Antero Resources Corp. (a)(b)	878,002	18,578,522
Apache Corp.	537,309	21,041,020
Cabot Oil & Gas Corp.	933,059	20,396,670
California Resources Corp.	7,155,614	18,604,596
Callon Petroleum Co. (a)	2,517,481	18,352,437
Carrizo Oil & Gas, Inc. (a)	657,058	20,066,551
Chesapeake Energy Corp. (b)	2,855,349	20,929,708
Cimarex Energy Co.	203,859	20,891,470
Cobalt International Energy, Inc. (a)	2,689,802	19,043,798
Concho Resources, Inc. (a)	218,985	21,526,226
Continental Resources, Inc. (a)(b)	762,913	22,101,590
Denbury Resources, Inc. (b)	7,473,815	18,236,109
Devon Energy Corp.	556,137	20,627,121
Diamondback Energy, Inc. (a)	325,780	21,045,388
Energen Corp.	438,307	21,853,987
EOG Resources, Inc.	279,909	20,377,375
EQT Corp.	297,513	19,269,917
Gulfport Energy Corp. (a)	660,133	19,592,747
Halcon Resources Corp. (a)(b)	16,715,804	8,859,376
Hess Corp.	411,360	20,592,682
Kosmos Energy, Ltd. (a)	3,353,877	18,714,634
Laredo Petroleum, Inc. (a)(b)	2,222,055	20,953,979
Matador Resources Co. (a)(b)	1,081,566	22,431,679
Memorial Resource Development Corp. (a)(b)	1,104,865	19,423,527
Murphy Oil Corp. (b)	806,539	19,518,244
Newfield Exploration Co. (a)	632,815	20,819,614
Noble Energy, Inc.	692,479	20,899,016
Northern Oil and Gas, Inc. (a)(b)(c)	4,789,180	21,168,176
Oasis Petroleum, Inc. (a)(b)	2,322,478	20,159,109
Parsley Energy, Inc. (Class A) (a)(b)	1,435,149	21,627,695
PDC Energy, Inc. (a)(b)	379,500	20,117,295
Pioneer Natural Resources Co.	182,396	22,186,649
QEP Resources, Inc.	1,757,464	22,021,024
Range Resources Corp. (b)	592,076	19,017,481
Rice Energy, Inc. (a)(b)	1,084,927	17,532,420
RSP Permian, Inc. (a)(b)	957,438	19,388,120
Sanchez Energy Corp. (a)(b)(c)	3,736,948	22,982,230
SM Energy Co. (b)	613,126	19,644,557
Southwestern Energy Co. (a)(b)	1,401,635	17,786,748
Stone Energy Corp. (a)(b)(c)	4,129,859	20,484,101
Synergy Resources Corp. (a)(b)	2,271,210	22,257,858
Triangle Petroleum Corp. (a)(b)	2,345,938	3,331,232
Ultra Petroleum Corp. (a)(b)	3,338,419	21,332,497
Whiting Petroleum Corp. (a)	1,361,036	20,783,020
WPX Energy, Inc. (a)(b)	2,827,089	18,715,329

		905,151,351

OIL & GAS REFINING & MARKETING — 21.3%
Alon USA Energy, Inc.	1,201,934	21,718,947
Clean Energy Fuels Corp. (a)(b)(c)	5,306,910	23,881,095
CVR Energy, Inc. (b)	531,942	21,836,219
Delek US Holdings, Inc.	693,246	19,202,914
Green Plains, Inc.	1,045,004	20,335,778
HollyFrontier Corp.	449,053	21,931,749
Marathon Petroleum Corp.	451,164	20,902,428
PBF Energy, Inc. (b)	714,868	20,180,724
Phillips 66	267,985	20,591,967
Tesoro Corp.	225,909	21,967,391
Valero Energy Corp.	343,375	20,636,838
Western Refining, Inc.	485,442	21,417,701
World Fuel Services Corp.	574,719	20,574,940

		275,178,691

TOTAL COMMON STOCKS —
(Cost $1,941,646,910)		1,290,181,260

WARRANTS — 0.0% (d)
OIL & GAS EXPLORATION & PRODUCTION — 0.0% (d)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a)(b)(e) (Cost $0)	273,090	0

SHORT TERM INVESTMENT — 15.4%
MONEY MARKET FUND — 15.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g) (Cost $199,056,496)	199,056,496	199,056,496

TOTAL INVESTMENTS — 115.4% (h)
(Cost $2,140,703,406)		1,489,237,756
OTHER ASSETS & LIABILITIES — (15.4)%		(198,763,327)

NET ASSETS — 100.0%		$1,290,474,429

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Akorn, Inc. (a)(b)	690,673	$19,687,634
Allergan PLC (a)	89,820	24,413,974
ANI Pharmaceuticals, Inc. (a)(b)(c)	503,355	19,887,556
Aratana Therapeutics, Inc. (a)(b)	633,417	5,358,708
BioDelivery Sciences International, Inc. (a)(b)(c)	2,799,665	15,566,137
Bristol-Myers Squibb Co.	447,600	26,497,920
Catalent, Inc. (a)	935,705	22,737,631
Cempra, Inc. (a)(b)	753,753	20,984,483
Depomed, Inc. (a)(b)	969,983	18,284,180
Eli Lilly & Co.	324,125	27,126,021
Endo International PLC (a)	354,358	24,549,922
Horizon Pharma PLC (a)	914,450	18,124,399
Impax Laboratories, Inc. (a)(b)	611,564	21,533,168
Intersect ENT, Inc. (a)	814,502	19,059,347
Intra-Cellular Therapies, Inc. (a)	832,818	33,346,033
Jazz Pharmaceuticals PLC (a)	164,999	21,913,517
Johnson & Johnson	285,264	26,629,394
Lannett Co., Inc. (a)(b)	463,932	19,262,457
Mallinckrodt PLC (a)	322,978	20,651,213
Medicines Co. (a)(b)	615,736	23,373,339
Merck & Co., Inc.	508,945	25,136,794
Mylan NV (a)	544,866	21,936,305
Nektar Therapeutics (a)(b)	2,165,758	23,736,708
Omeros Corp. (a)(b)	1,877,408	20,576,392
Pacira Pharmaceuticals, Inc. (a)(b)	422,383	17,359,941
Perrigo Co. PLC	147,511	23,199,055
Pfizer, Inc.	804,004	25,253,766
Phibro Animal Health Corp. (Class A) (b)	289,583	9,159,510
Prestige Brands Holdings, Inc. (a)	478,164	21,593,886
Relypsa, Inc. (a)(b)	1,063,406	19,683,645
Sagent Pharmaceuticals, Inc. (a)	854,790	13,103,931
Sciclone Pharmaceuticals, Inc. (a)	1,148,619	7,971,416
Sucampo Pharmaceuticals, Inc. (Class A) (a)	1,047,818	20,820,144
Supernus Pharmaceuticals, Inc. (a)	1,312,288	18,411,401
Tetraphase Pharmaceuticals, Inc. (a)(b)(c)	3,050,527	22,756,931
TherapeuticsMD, Inc. (a)(b)	2,557,957	14,989,628
Theravance Biopharma, Inc. (a)	379,096	4,166,265
Theravance, Inc. (b)	1,734,218	12,451,685
XenoPort, Inc. (a)(b)	933,719	3,240,005
Zoetis, Inc.	589,102	24,259,220
ZS Pharma, Inc. (a)(b)	344,327	22,608,511

TOTAL COMMON STOCKS —
(Cost $959,564,373)		801,402,172

SHORT TERM INVESTMENTS — 21.4%
MONEY MARKET FUNDS — 21.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	170,460,389	170,460,389
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	845,727	845,727

TOTAL SHORT TERM INVESTMENTS —
(Cost $171,306,116)		171,306,116

TOTAL INVESTMENTS — 121.2% (g)
(Cost $1,130,870,489)		972,708,288
OTHER ASSETS & LIABILITIES — (21.2)%		(169,814,185)

NET ASSETS — 100.0%		$802,894,103

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 23.6%
Abercrombie & Fitch Co. (Class A) (a)	497,816	$10,548,721
American Eagle Outfitters, Inc. (a)	606,167	9,474,390
Ascena Retail Group, Inc. (b)	808,898	11,251,771
Buckle, Inc. (a)	250,518	9,261,651
Caleres, Inc.	309,453	9,447,600
Cato Corp. (Class A)	292,030	9,937,781
Chico’s FAS, Inc.	641,876	10,096,710
Children’s Place, Inc.	166,740	9,615,896
Citi Trends, Inc.	234,916	5,492,336
DSW, Inc. (Class A)	334,117	8,456,501
Express, Inc. (b)	502,414	8,978,138
Finish Line, Inc. (Class A)	382,801	7,388,059
Foot Locker, Inc.	134,402	9,672,912
Francesca’s Holdings Corp. (b)	808,028	9,882,182
Gap, Inc. (a)	300,115	8,553,278
Genesco, Inc. (b)	167,808	9,576,803
Guess?, Inc. (a)	430,969	9,205,498
L Brands, Inc.	105,179	9,479,783
Men’s Wearhouse, Inc.	201,059	8,549,029
Ross Stores, Inc.	193,756	9,391,353
Stage Stores, Inc. (a)	935,865	9,208,912
TJX Cos., Inc.	135,262	9,660,412
Urban Outfitters, Inc. (a)(b)	320,261	9,409,268
Zumiez, Inc. (a)(b)	663,524	10,370,880

		222,909,864

AUTOMOTIVE RETAIL — 14.5%
Advance Auto Parts, Inc.	55,543	10,527,065
Asbury Automotive Group, Inc. (b)	119,435	9,692,150
AutoNation, Inc. (b)	165,257	9,614,652
AutoZone, Inc. (b)	13,455	9,739,133
CarMax, Inc. (b)	161,132	9,558,350
CST Brands, Inc.	287,626	9,681,491
Group 1 Automotive, Inc.	115,977	9,875,442
Lithia Motors, Inc. (Class A)	89,362	9,660,926
Monro Muffler Brake, Inc. (a)	153,810	10,389,865
Murphy USA, Inc. (b)	182,030	10,002,549
O’Reilly Automotive, Inc. (b)	39,440	9,860,000
Penske Automotive Group, Inc.	190,389	9,222,443
Pep Boys-Manny, Moe & Jack (b)	821,082	10,008,990
Sonic Automotive, Inc. (Class A)	455,660	9,304,577

		137,137,633

CATALOG RETAIL — 1.0%
HSN, Inc.	164,891	9,438,361

COMPUTER & ELECTRONICS RETAIL — 2.9%
Best Buy Co., Inc.	255,279	9,475,957
GameStop Corp. (Class A) (a)	226,873	9,349,436
Rent-A-Center, Inc.	367,169	8,903,848

		27,729,241

DEPARTMENT STORES — 5.7%
Dillard’s, Inc. (Class A) (a)	105,291	9,201,380
J.C. Penney Co., Inc. (a)(b)	996,389	9,256,454
Kohl’s Corp.	191,303	8,859,242
Macy’s, Inc.	166,832	8,561,818
Nordstrom, Inc.	131,876	9,456,828
Sears Holdings Corp. (a)(b)	376,478	8,508,403

		53,844,125

DRUG RETAIL — 2.7%
CVS Health Corp.	95,666	9,229,855
Rite Aid Corp. (b)	1,127,226	6,842,262
Walgreens Boots Alliance, Inc.	107,377	8,923,029

		24,995,146

FOOD RETAIL — 7.9%
Casey’s General Stores, Inc.	88,108	9,068,075
Fresh Market, Inc. (b)	414,769	9,369,632
Ingles Markets, Inc. (Class A)	204,108	9,762,486
Kroger Co.	260,228	9,386,424
Smart & Final Stores, Inc. (b)	602,501	9,465,291
Sprouts Farmers Market, Inc. (a)(b)	436,810	9,216,691
SUPERVALU, Inc. (b)	1,237,982	8,888,711
Whole Foods Market, Inc.	300,564	9,512,850

		74,670,160

GENERAL MERCHANDISE STORES — 7.6%
Big Lots, Inc. (a)	217,037	10,400,413
Burlington Stores, Inc. (b)	182,268	9,302,959
Conn’s, Inc. (a)(b)	351,799	8,457,248
Dollar General Corp.	137,968	9,994,402
Dollar Tree, Inc. (b)	146,154	9,742,625
Fred’s, Inc. (Class A)	594,785	7,048,202
Target Corp.	124,574	9,798,991
Tuesday Morning Corp. (a)(b)	1,230,190	6,655,328

		71,400,168

HYPERMARKETS & SUPER CENTERS — 3.1%
Costco Wholesale Corp.	68,824	9,949,885
PriceSmart, Inc. (a)	119,873	9,270,978
Wal-Mart Stores, Inc.	150,102	9,732,614

		28,953,477

INTERNET RETAIL — 13.5%
Amazon.com, Inc. (b)	18,256	9,345,064
Blue Nile, Inc. (a)(b)	254,552	8,537,674
Expedia, Inc.	83,193	9,790,152
FTD Cos., Inc. (b)	278,128	8,288,214
Groupon, Inc. (a)(b)	2,299,945	7,497,821
Lands’ End, Inc. (a)(b)	337,434	9,114,092
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	404,212	8,961,380
Netflix, Inc. (b)	99,581	10,282,734
NutriSystem, Inc.	356,492	9,454,168
Priceline Group, Inc. (b)	7,521	9,302,424
Shutterfly, Inc. (b)	253,224	9,052,758
Travelport Worldwide, Ltd.	662,482	8,758,012
TripAdvisor, Inc. (b)	145,074	9,142,564
Wayfair, Inc. (Class A) (a)(b)	293,654	10,295,509

		127,822,566

SPECIALIZED CONSUMER SERVICES — 0.9%
Outerwall, Inc. (a)	154,718	8,808,096

SPECIALTY STORES — 16.4%
Barnes & Noble Education, Inc. (b)	761,794	9,682,402
Barnes & Noble, Inc.	777,124	9,410,972
Cabela’s, Inc. (a)(b)	203,915	9,298,524
Dick’s Sporting Goods, Inc.	191,041	9,477,544
Five Below, Inc. (a)(b)	302,256	10,149,756

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

GNC Holdings, Inc. (Class A)	210,522	$8,509,299
Hibbett Sports, Inc. (b)	246,741	8,638,402
MarineMax, Inc. (b)	638,949	9,028,349
Michaels Cos., Inc. (b)	363,923	8,406,621
Office Depot, Inc. (b)	1,302,803	8,363,995
Sally Beauty Holdings, Inc. (b)	370,905	8,808,994
Signet Jewelers, Ltd.	69,789	9,500,377
Staples, Inc.	700,231	8,213,710
Tiffany & Co.	121,279	9,365,164
Tractor Supply Co.	110,331	9,303,110
Ulta Salon Cosmetics & Fragrance, Inc. (b)	58,911	9,623,112
Vitamin Shoppe, Inc. (b)	281,059	9,173,766

		154,954,097

TOTAL COMMON STOCKS —
(Cost $1,172,041,205)		942,662,934

SHORT TERM INVESTMENTS — 8.0%
MONEY MARKET FUNDS — 8.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	74,162,360	74,162,360
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	1,509,366	1,509,366

TOTAL SHORT TERM INVESTMENTS —
(Cost $75,671,726)		75,671,726

TOTAL INVESTMENTS — 107.8% (f)
(Cost $1,247,712,931)		1,018,334,660
OTHER ASSETS & LIABILITIES — (7.8)%		(73,976,574)

NET ASSETS — 100.0%		$944,358,086

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)(b)	1,254,178	$2,157,186
Altera Corp.	49,700	2,488,976
Analog Devices, Inc.	44,582	2,514,871
Applied Micro Circuits Corp. (a)(b)	273,163	1,450,495
Atmel Corp.	305,197	2,462,940
Avago Technologies, Ltd.	19,234	2,404,442
Broadcom Corp. (Class A)	47,493	2,442,565
Cavium, Inc. (a)	35,152	2,157,278
CEVA, Inc. (a)	28,360	526,645
Cirrus Logic, Inc. (a)	83,336	2,625,917
Cree, Inc. (a)(b)	94,844	2,298,070
Cypress Semiconductor Corp. (a)(b)	251,088	2,139,270
Diodes, Inc. (a)	44,399	948,807
Fairchild Semiconductor International, Inc. (a)	180,967	2,540,777
First Solar, Inc. (a)	51,665	2,208,679
Freescale Semiconductor, Ltd. (a)	67,843	2,481,697
Inphi Corp. (a)	95,820	2,303,513
Integrated Device Technology, Inc. (a)	126,826	2,574,568
Integrated Silicon Solution, Inc.	113,704	2,443,499
Intel Corp.	85,248	2,569,375
Intersil Corp. (Class A)	229,884	2,689,643
Lattice Semiconductor Corp. (a)	380,002	1,463,008
Linear Technology Corp.	62,139	2,507,309
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	82,173	2,382,195
Marvell Technology Group, Ltd.	285,170	2,580,788
Maxim Integrated Products, Inc.	74,101	2,474,973
MaxLinear, Inc. (Class A) (a)	154,261	1,919,007
Microchip Technology, Inc. (b)	57,434	2,474,831
Micron Technology, Inc. (a)	150,057	2,247,854
Microsemi Corp. (a)	75,790	2,487,428
Monolithic Power Systems, Inc.	49,635	2,541,312
NVIDIA Corp.	110,920	2,734,178
OmniVision Technologies, Inc. (a)	96,930	2,545,382
ON Semiconductor Corp. (a)	246,659	2,318,594
PMC-Sierra, Inc. (a)	403,905	2,734,437
Power Integrations, Inc.	60,675	2,558,665
Qorvo, Inc. (a)	47,096	2,121,675
Rambus, Inc. (a)	171,470	2,023,346
Semtech Corp. (a)	148,728	2,245,793
Silicon Laboratories, Inc. (a)	57,373	2,383,274
Skyworks Solutions, Inc.	28,500	2,399,985
SunEdison Semiconductor, Ltd. (a)(b)	165,250	1,741,735
SunPower Corp. (a)	108,381	2,171,955
Synaptics, Inc. (a)(b)	35,024	2,888,079
Texas Instruments, Inc.	52,810	2,615,151
Xilinx, Inc.	59,921	2,540,650

TOTAL COMMON STOCKS —
(Cost $131,564,806)		105,530,817

SHORT TERM INVESTMENTS — 6.4%
MONEY MARKET FUNDS — 6.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,690,018	6,690,018
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	100,664	100,664

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,790,682)		6,790,682

TOTAL INVESTMENTS — 106.3% (f)
(Cost $138,355,488)		112,321,499
OTHER ASSETS & LIABILITIES — (6.3)%		(6,670,673)

NET ASSETS — 100.0%		$105,650,826

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 28.0%
ACI Worldwide, Inc. (a)(b)	13,958	$294,793
Adobe Systems, Inc. (a)(b)	3,813	313,505
ANSYS, Inc. (a)	3,283	289,364
Aspen Technology, Inc. (a)(b)	7,621	288,912
Autodesk, Inc. (a)(b)	6,540	288,676
Blackbaud, Inc. (b)	5,138	288,345
Bottomline Technologies, Inc. (a)(b)	11,423	285,689
BroadSoft, Inc. (a)(b)	9,813	293,997
Cadence Design Systems, Inc. (a)(b)	14,663	303,231
Callidus Software, Inc. (a)	17,514	297,563
CDK Global, Inc.	5,829	278,510
Citrix Systems, Inc. (a)(b)	4,297	297,696
Ebix, Inc. (b)	11,210	279,802
Ellie Mae, Inc. (a)(b)	4,133	275,134
EPIQ Systems, Inc.	13,061	168,748
ePlus, Inc. (a)(b)	4,066	321,499
FactSet Research Systems, Inc. (b)	1,840	294,050
Fair Isaac Corp.	3,575	302,088
Glu Mobile, Inc. (a)(b)	65,820	287,633
Guidewire Software, Inc. (a)(b)	5,781	303,965
HubSpot, Inc. (a)	6,163	285,778
Interactive Intelligence Group (a)	8,489	252,208
Intuit, Inc. (b)	3,391	300,951
Manhattan Associates, Inc. (a)	4,925	306,827
Mentor Graphics Corp. (b)	12,040	296,545
MicroStrategy, Inc. (a)	1,505	295,687
Monotype Imaging Holdings, Inc. (b)	13,647	297,778
Nuance Communications, Inc. (a)	17,505	286,557
Paycom Software, Inc. (a)	7,844	281,678
Paylocity Holding Corp. (a)(b)	9,056	271,589
Pegasystems, Inc. (b)	12,085	297,412
PROS Holdings, Inc. (a)(b)	13,068	289,326
PTC, Inc. (a)	9,257	293,817
QLIK Technologies, Inc. (a)(b)	7,661	279,243
RealPage, Inc. (a)(b)	16,756	278,485
Salesforce.com, Inc. (a)	4,322	300,076
Silver Spring Networks, Inc. (a)(b)	23,877	307,536
SolarWinds, Inc. (a)(b)	7,295	286,256
Solera Holdings, Inc.	6,122	330,588
Splunk, Inc. (a)(b)	5,066	280,403
SS&C Technologies Holdings, Inc. (b)	4,360	305,374
Synchronoss Technologies, Inc. (a)(b)	7,619	249,903
Synopsys, Inc. (a)	6,322	291,950
TiVo, Inc. (a)(b)	32,644	282,697
Tyler Technologies, Inc. (a)(b)	2,081	310,714
Ultimate Software Group, Inc. (a)(b)	1,652	295,725
Verint Systems, Inc. (a)(b)	6,509	280,863
Workday, Inc. (Class A) (a)	4,225	290,934
Xura, Inc. (a)(b)	14,374	321,690
Zendesk, Inc. (a)	13,929	274,541

		14,476,331

ASSET MANAGEMENT & CUSTODY BANKS — 0.4%
Actua Corp. (a)	16,574	194,910

DATA PROCESSING & OUTSOURCED SERVICES — 20.3%
Alliance Data Systems Corp. (a)	1,194	309,222
Automatic Data Processing, Inc. (b)	3,867	310,752
Blackhawk Network Holdings, Inc. (a)	7,269	308,133
Broadridge Financial Solutions, Inc. (b)	5,741	317,764
Cardtronics, Inc. (a)(b)	8,870	290,049
Computer Sciences Corp.	4,869	298,859
Convergys Corp. (b)	13,134	303,527
CoreLogic, Inc. (a)(b)	7,976	296,946
CSG Systems International, Inc. (b)	10,067	310,064
DST Systems, Inc. (b)	2,862	300,911
Euronet Worldwide, Inc. (a)	4,331	320,884
Everi Holdings, Inc. (a)(b)	59,925	307,415
EVERTEC, Inc.	16,583	299,655
ExlService Holdings, Inc. (a)(b)	7,972	294,406
Fidelity National Information Services, Inc.	4,349	291,731
Fiserv, Inc. (a)(b)	3,518	304,694
FleetCor Technologies, Inc. (a)	1,989	273,726
Genpact, Ltd. (a)	13,109	309,503
Global Payments, Inc.	2,654	304,493
Heartland Payment Systems, Inc. (b)	4,949	311,836
Jack Henry & Associates, Inc. (b)	4,382	305,031
Mastercard, Inc. (Class A) (b)	3,296	297,036
NeuStar, Inc. (Class A) (a)(b)	10,936	297,569
Paychex, Inc. (b)	6,624	315,501
PayPal Holdings, Inc. (a)	9,025	280,136
Sabre Corp.	10,603	288,190
Sykes Enterprises, Inc. (a)	11,921	303,986
Syntel, Inc. (a)	6,847	310,238
TeleTech Holdings, Inc. (b)	10,467	280,411
Total System Services, Inc.	6,494	295,022
Vantiv, Inc. (Class A) (a)(b)	6,693	300,650
VeriFone Systems, Inc. (a)(b)	10,294	285,453
Visa, Inc. (Class A) (b)	4,279	298,075
Western Union Co. (b)	16,537	303,619
WEX, Inc. (a)(b)	3,147	273,285

		10,498,772

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 0.5%
CoStar Group, Inc. (a)	1,678	290,395

HOME ENTERTAINMENT SOFTWARE — 2.3%
Activision Blizzard, Inc. (b)	10,329	319,063
Electronic Arts, Inc. (a)(b)	4,394	297,693
Take-Two Interactive Software, Inc. (a)(b)	10,315	296,350
Zynga, Inc. (Class A) (a)(b)	121,704	277,485

		1,190,591

INTERNET RETAIL — 1.1%
HomeAway, Inc. (a)	10,606	281,483
RetailMeNot, Inc. (a)	32,870	270,849

		552,332

INTERNET SOFTWARE & SERVICES — 25.6%
Akamai Technologies, Inc. (a)(b)	4,025	277,967
Alphabet, Inc. (Class A) (a)	234	149,379
Alphabet, Inc. (Class C) (a)	235	142,979
Bankrate, Inc. (a)(b)	28,977	299,912
Bazaarvoice, Inc. (a)(b)	59,849	269,919
Benefitfocus, Inc. (a)	9,000	281,250
Blucora, Inc. (a)(b)	22,335	307,553
comScore, Inc. (a)(b)	6,185	285,438
Constant Contact, Inc. (a)	11,615	281,548
Cornerstone OnDemand, Inc. (a)	8,009	264,297
Cvent, Inc. (a)	9,610	323,473

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Demandware, Inc. (a)(b)	5,597	$289,253
DHI Group, Inc. (a)(b)	36,223	264,790
EarthLink Holdings Corp. (b)	34,413	267,733
eBay, Inc. (a)	11,432	279,398
Endurance International Group Holdings, Inc. (a)(b)	20,244	270,460
Envestnet, Inc. (a)(b)	10,062	301,558
Facebook, Inc. (Class A) (a)	3,289	295,681
GoDaddy, Inc. (Class A) (a)(b)	12,011	302,797
Gogo, Inc. (a)(b)	19,948	304,805
GrubHub, Inc. (a)(b)	10,887	264,990
GTT Communications, Inc. (a)	13,034	303,171
IAC/InterActiveCorp.	4,406	287,580
IntraLinks Holdings, Inc. (a)	31,742	263,141
j2 Global, Inc. (b)	4,352	308,339
LinkedIn Corp. (Class A) (a)	1,548	294,321
LivePerson, Inc. (a)(b)	31,250	236,250
LogMeIn, Inc. (a)(b)	4,803	327,372
Marketo, Inc. (a)(b)	10,646	302,559
Monster Worldwide, Inc. (a)(b)	42,339	271,816
NIC, Inc.	16,476	291,790
Pandora Media, Inc. (a)	16,185	345,388
Q2 Holdings, Inc. (a)	10,514	259,906
Rackspace Hosting, Inc. (a)(b)	9,836	242,752
SciQuest, Inc. (a)	22,997	229,970
Shutterstock, Inc. (a)(b)	9,278	280,567
SPS Commerce, Inc. (a)(b)	4,455	302,450
Stamps.com, Inc. (a)(b)	3,752	277,686
Textura Corp. (a)(b)	11,623	300,338
Twitter, Inc. (a)(b)	10,975	295,667
VeriSign, Inc. (a)(b)	4,378	308,912
Web.com Group, Inc. (a)	13,393	282,324
WebMD Health Corp. (a)(b)	7,693	306,489
Xoom Corp. (a)	12,089	300,774
Yahoo!, Inc. (a)	9,607	277,738
Yelp, Inc. (a)	12,203	264,317
Zillow Group, Inc. (Class A) (a)(b)	3,785	108,743
Zillow Group, Inc. (Class C) (a)(b)	7,734	208,818

		13,204,358

IT CONSULTING & OTHER SERVICES — 10.0%
Accenture PLC (Class A) (b)	3,110	305,589
Acxiom Corp. (a)(b)	14,968	295,768
Booz Allen Hamilton Holding Corp.	11,344	297,326
CACI International, Inc. (Class A) (a)(b)	3,889	287,669
Cognizant Technology Solutions Corp. (Class A) (a)	4,822	301,905
EPAM Systems, Inc. (a)	4,043	301,284
Forrester Research, Inc.	5,752	180,843
Gartner, Inc. (a)	3,499	293,671
International Business Machines Corp.	2,055	297,913
Leidos Holdings, Inc. (b)	7,059	291,607
ManTech International Corp. (Class A)	11,427	293,674
MAXIMUS, Inc.	4,863	289,640
Perficient, Inc. (a)	18,257	281,706
Science Applications International Corp.	7,251	291,563
Teradata Corp. (a)(b)	10,234	296,377
Unisys Corp. (a)(b)	22,633	269,333
Virtusa Corp. (a)(b)	5,662	290,517
Xerox Corp.	28,851	280,720

		5,147,105

SYSTEMS SOFTWARE — 11.1%
CA, Inc. (b)	10,877	296,942
CommVault Systems, Inc. (a)	8,408	285,536
FireEye, Inc. (a)(b)	8,043	255,928
Fortinet, Inc. (a)(b)	6,830	290,138
Gigamon, Inc. (a)(b)	12,985	259,830
Imperva, Inc. (a)(b)	4,632	303,303
Infoblox, Inc. (a)	16,889	269,886
Microsoft Corp.	6,945	307,386
NetSuite, Inc. (a)(b)	3,472	291,301
Oracle Corp.	7,986	288,454
Progress Software Corp. (a)	11,282	291,414
Proofpoint, Inc. (a)(b)	5,114	308,476
Qualys, Inc. (a)(b)	9,660	274,924
Red Hat, Inc. (a)	4,263	306,424
Rovi Corp. (a)(b)	25,110	263,404
ServiceNow, Inc. (a)(b)	4,115	285,787
Symantec Corp.	15,148	294,932
Tableau Software, Inc. (Class A) (a)	3,206	255,775
VASCO Data Security International, Inc. (a)(b)	17,752	302,494
VMware, Inc. (Class A) (a)	3,759	296,172

		5,728,506

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
RingCentral, Inc. (Class A) (a)	16,300	295,845

TOTAL COMMON STOCKS —
(Cost $50,556,792)		51,579,145

SHORT TERM INVESTMENTS — 20.0%
MONEY MARKET FUNDS — 20.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,258,438	10,258,438
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	49,995	49,995

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,308,433)		10,308,433

TOTAL INVESTMENTS — 119.9% (f)
(Cost $60,865,225)		61,887,578
OTHER ASSETS & LIABILITIES — (19.9)%		(10,253,414)

NET ASSETS — 100.0%		$51,634,164

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 15.0%
8x8, Inc. (a)	31,134	$257,478
Cogent Communications Holdings, Inc. (b)	17,891	485,920
Globalstar, Inc. (a)(b)	191,411	300,515
inContact, Inc. (a)(b)	32,434	243,579
Inteliquent, Inc.	10,059	224,618
Iridium Communications, Inc. (a)(b)	51,942	319,443
Level 3 Communications, Inc. (a)	10,789	471,371
Vonage Holdings Corp. (a)(b)	73,804	433,968
Zayo Group Holdings, Inc. (a)	17,458	442,735

		3,179,627

APPLICATION SOFTWARE — 2.2%
Netscout Systems, Inc. (a)	13,320	471,128

COMMUNICATIONS EQUIPMENT — 59.0%
ADTRAN, Inc. (b)	28,619	417,837
Arris Group, Inc. (a)(b)	17,846	463,461
Brocade Communications Systems, Inc.	47,371	491,711
CalAmp Corp. (a)	25,406	408,783
Calix, Inc. (a)	12,804	99,743
Ciena Corp. (a)(b)	22,228	460,564
Cisco Systems, Inc. (b)	18,828	494,235
CommScope Holding Co., Inc. (a)	15,497	465,375
Comtech Telecommunications Corp.	3,892	80,214
EchoStar Corp. (Class A) (a)(b)	7,076	304,480
F5 Networks, Inc. (a)(b)	4,122	477,328
Finisar Corp. (a)(b)	40,274	448,250
Harmonic, Inc. (a)(b)	18,810	109,098
Harris Corp.	6,576	481,034
Infinera Corp. (a)(b)	24,211	473,567
InterDigital, Inc. (b)	10,109	511,515
Ixia (a)	16,198	234,709
Juniper Networks, Inc.	19,392	498,568
Lumentum Holdings, Inc. (a)	19,138	324,389
Motorola Solutions, Inc. (b)	7,265	496,781
Netgear, Inc. (a)	16,886	492,565
Palo Alto Networks, Inc. (a)(b)	2,748	472,656
Plantronics, Inc.	9,312	473,515
Polycom, Inc. (a)	47,190	494,551
QUALCOMM, Inc.	8,914	478,949
Ruckus Wireless, Inc. (a)(b)	43,169	512,848
ShoreTel, Inc. (a)(b)	14,771	110,339
Sonus Networks, Inc. (a)(b)	45,428	259,848
Ubiquiti Networks, Inc. (b)	13,829	468,665
ViaSat, Inc. (a)(b)	7,705	495,355
Viavi Solutions, Inc. (a)(b)	90,807	487,634

		12,488,567

INTEGRATED TELECOMMUNICATION SERVICES — 14.6%
AT&T, Inc.	14,993	488,472
Atlantic Tele-Network, Inc. (b)	2,576	190,444
CenturyLink, Inc. (b)	18,642	468,287
Cincinnati Bell, Inc. (a)(b)	51,104	159,444
Consolidated Communications Holdings, Inc. (b)	9,877	190,330
Frontier Communications Corp. (b)	91,995	436,976
General Communication, Inc. (Class A) (a)	9,207	158,913
Shenandoah Telecommunications Co.	3,139	134,381
Verizon Communications, Inc. (b)	10,656	463,642
Windstream Holdings, Inc. (b)	64,755	397,596

		3,088,485

WIRELESS TELECOMMUNICATION SERVICES — 9.0%
SBA Communications Corp. (Class A) (a)	4,387	459,494
Sprint Corp. (a)(b)	100,353	385,356
T-Mobile US, Inc. (a)	12,337	491,136
Telephone & Data Systems, Inc.	18,488	461,460
US Cellular Corp. (a)(b)	3,333	118,088

		1,915,534

TOTAL COMMON STOCKS —
(Cost $25,532,612)		21,143,341

SHORT TERM INVESTMENTS — 20.0%
MONEY MARKET FUNDS — 20.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,141,550	4,141,550
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	93,896	93,896

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,235,446)		4,235,446

TOTAL INVESTMENTS — 119.8% (f)
(Cost $29,768,058)		25,378,787
OTHER ASSETS & LIABILITIES — (19.8)%		(4,202,789)

NET ASSETS — 100.0%		$21,175,998

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AIR FREIGHT & LOGISTICS — 20.0%
Atlas Air Worldwide Holdings, Inc. (a)	161,406	$5,578,191
C.H. Robinson Worldwide, Inc.	92,557	6,273,513
Expeditors International of Washington, Inc.	129,656	6,100,315
FedEx Corp.	42,079	6,058,534
Forward Air Corp.	142,742	5,922,366
HUB Group, Inc. (Class A) (a)	166,863	6,075,482
Park-Ohio Holdings Corp.	37,204	1,073,707
United Parcel Service, Inc. (Class B)	65,392	6,453,537
UTI Worldwide, Inc. (a)(b)	836,766	3,840,756
XPO Logistics, Inc. (a)(b)	197,103	4,696,965

		52,073,366

AIRLINES — 25.5%
Alaska Air Group, Inc.	77,662	6,170,246
Allegiant Travel Co.	29,966	6,480,147
American Airlines Group, Inc.	150,798	5,855,486
Delta Air Lines, Inc.	135,450	6,077,642
Hawaiian Holdings, Inc. (a)(b)	253,169	6,248,211
JetBlue Airways Corp. (a)(b)	247,459	6,377,018
SkyWest, Inc.	284,101	4,738,805
Southwest Airlines Co.	164,871	6,271,693
Spirit Airlines, Inc. (a)	130,258	6,161,203
United Continental Holdings, Inc. (a)	111,842	5,933,218
Virgin America, Inc. (a)(b)	182,738	6,255,122

		66,568,791

AIRPORT SERVICES — 0.9%
Wesco Aircraft Holdings, Inc. (a)(b)	184,072	2,245,678

DATA PROCESSING & OUTSOURCED SERVICES — 2.1%
Echo Global Logistics, Inc. (a)	284,212	5,570,555

MARINE — 4.2%
Kirby Corp. (a)(b)	92,603	5,736,756
Matson, Inc.	132,772	5,110,394

		10,847,150

RAILROADS — 11.8%
CSX Corp.	222,989	5,998,404
Genesee & Wyoming, Inc. (Class A) (a)(b)	101,511	5,997,270
Kansas City Southern	68,637	6,237,731
Norfolk Southern Corp.	80,240	6,130,336
Union Pacific Corp.	73,834	6,527,664

		30,891,405

TRUCKING — 35.2%
AMERCO, Inc.	15,969	6,283,322
ArcBest Corp.	201,144	5,183,481
Avis Budget Group, Inc. (a)	141,808	6,194,173
Celadon Group, Inc.	180,552	2,892,443
Con-way, Inc.	134,012	6,358,869
Heartland Express, Inc. (b)	303,951	6,060,783
Hertz Global Holdings, Inc. (a)	347,087	5,806,766
J.B. Hunt Transport Services, Inc.	82,978	5,924,629
Knight Transportation, Inc. (b)	228,902	5,493,648
Landstar System, Inc. (b)	94,799	6,016,893
Marten Transport, Ltd.	146,987	2,376,780
Old Dominion Freight Line, Inc. (a)	93,765	5,719,665
Roadrunner Transportation Systems, Inc. (a)	120,436	2,216,022
Ryder Systems, Inc. (b)	77,618	5,746,837
Saia, Inc. (a)	126,458	3,913,875
Swift Transportation Co. (a)(b)	324,702	4,877,024
Werner Enterprises, Inc. (b)	229,231	5,753,698
YRC Worldwide, Inc. (a)	360,391	4,778,785

		91,597,693

TOTAL COMMON STOCKS —
(Cost $312,556,996)		259,794,638

SHORT TERM INVESTMENTS — 14.5%
MONEY MARKET FUNDS — 14.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	37,019,189	37,019,189
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	704,883	704,883

TOTAL SHORT TERM INVESTMENTS —
(Cost $37,724,072)		37,724,072

TOTAL INVESTMENTS — 114.2% (f)
(Cost $350,281,068)		297,518,710
OTHER ASSETS & LIABILITIES — (14.2)%		(36,993,879)

NET ASSETS — 100.0%		$260,524,831

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 2.2%
AAR Corp.	6	$114
Aerojet Rocketdyne Holdings, Inc. (a)(b)	16	259
Aerovironment, Inc. (a)(b)	3	60
American Science & Engineering, Inc. (a)	1	36
B/E Aerospace, Inc.	9	395
Boeing Co. (a)	104	13,619
Cubic Corp.	5	210
Curtiss-Wright Corp.	11	687
Engility Holdings, Inc.	12	309
Esterline Technologies Corp. (b)	7	503
General Dynamics Corp.	61	8,415
Honeywell International, Inc.	109	10,321
Huntington Ingalls Industries, Inc.	7	750
KLX, Inc. (a)(b)	4	143
L-3 Communications Holdings, Inc.	27	2,822
Lockheed Martin Corp. (a)	48	9,951
Moog, Inc. (Class A) (b)	11	595
National Presto Industries, Inc.	2	168
Northrop Grumman Corp.	36	5,974
Orbital ATK, Inc.	12	862
Precision Castparts Corp.	16	3,675
Raytheon Co.	56	6,119
Rockwell Collins, Inc. (a)	18	1,473
Teledyne Technologies, Inc. (b)	7	632
Textron, Inc.	37	1,393
Triumph Group, Inc. (a)	9	379
United Technologies Corp.	158	14,060

		83,924

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (b)	13	449
C.H. Robinson Worldwide, Inc.	23	1,559
Expeditors International of Washington, Inc. (a)	22	1,035
FedEx Corp.	48	6,911
Forward Air Corp. (a)	3	124
HUB Group, Inc. (Class A) (b)	7	255
United Parcel Service, Inc. (Class B)	150	14,804
UTI Worldwide, Inc. (a)(b)	59	271

		25,408

AIRLINES — 0.5%
Alaska Air Group, Inc.	16	1,271
Allegiant Travel Co.	3	649
American Airlines Group, Inc.	66	2,563
Delta Air Lines, Inc.	178	7,987
JetBlue Airways Corp. (a)(b)	85	2,190
Republic Airways Holdings, Inc. (a)(b)	32	185
SkyWest, Inc.	28	467
Southwest Airlines Co. (a)	75	2,853

		18,165

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	26	1,081
Dana Holding Corp. (a)	53	842
Delphi Automotive PLC	38	2,890
Dorman Products, Inc. (a)(b)	7	356
Drew Industries, Inc.	4	218
Gentex Corp. (a)	32	496
Goodyear Tire & Rubber Co.	102	2,992
Johnson Controls, Inc. (a)	141	5,832
Standard Motor Products, Inc.	7	244
Superior Industries International, Inc.	8	149

		15,100

AUTOMOBILES — 1.7%
Ford Motor Co.	2,517	34,156
General Motors Co.	931	27,948
Harley-Davidson, Inc. (a)	23	1,263
Thor Industries, Inc.	12	621
Winnebago Industries, Inc. (a)	5	96

		64,084

BANKS — 9.3%
Associated Banc-Corp. (a)	41	737
BancorpSouth, Inc.	4	95
Bank of America Corp.	4,032	62,819
Bank of Hawaii Corp. (a)	10	635
Bank of the Ozarks, Inc. (a)	8	350
Banner Corp.	8	382
BB&T Corp.	205	7,298
BBCN Bancorp, Inc.	9	135
Boston Private Financial Holdings, Inc.	13	152
Cardinal Financial Corp.	19	437
Cathay General Bancorp	13	389
Citigroup, Inc.	1,070	53,083
City Holding Co.	4	197
City National Corp.	10	881
Columbia Banking System, Inc.	6	187
Comerica, Inc. (a)	44	1,808
Commerce Bancshares, Inc.	17	775
Community Bank System, Inc. (a)	8	297
Cullen/Frost Bankers, Inc. (a)	14	890
CVB Financial Corp. (a)	21	351
East West Bancorp, Inc.	22	845
F.N.B. Corp. (a)	38	492
Fifth Third Bancorp (a)	287	5,427
First BanCorp- Puerto Rico (a)(b)	38	135
First Commonwealth Financial Corp. (a)	28	255
First Financial Bancorp	16	305
First Financial Bankshares, Inc. (a)	10	318
First Horizon National Corp. (a)	66	936
First Midwest Bancorp, Inc.	17	298
First Niagara Financial Group, Inc.	112	1,144
FirstMerit Corp.	26	459
Fulton Financial Corp. (a)	44	532
Glacier Bancorp, Inc.	17	449
Hancock Holding Co. (a)	28	757
Hanmi Financial Corp.	8	202
Home Bancshares, Inc. (a)	8	324
Huntington Bancshares, Inc. (a)	169	1,791
Independent Bank Corp.-Massachusetts	4	184
International Bancshares Corp.	18	451
JPMorgan Chase & Co. (a)	1,422	86,699
KeyCorp	212	2,758
LegacyTexas Financial Group, Inc.	5	152
M&T Bank Corp. (a)	24	2,927
MB Financial, Inc. (a)	11	359
National Penn Bancshares, Inc.	27	317
NBT Bancorp, Inc. (a)	9	242
Old National Bancorp	21	293

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

PacWest Bancorp	12	$514
People’s United Financial, Inc. (a)	94	1,479
Pinnacle Financial Partners, Inc. (a)	8	395
PNC Financial Services Group, Inc.	141	12,577
PrivateBancorp, Inc.	14	537
Prosperity Bancshares, Inc. (a)	8	393
Regions Financial Corp. (a)	474	4,271
S&T Bancorp, Inc. (a)	8	261
Signature Bank (b)	6	825
Simmons First National Corp. (Class A) (a)	4	192
Sterling Bancorp	24	357
SunTrust Banks, Inc. (a)	136	5,201
SVB Financial Group (b)	7	809
Synovus Financial Corp.	35	1,036
TCF Financial Corp.	48	728
Texas Capital Bancshares, Inc. (b)	5	262
Tompkins Financial Corp. (a)	4	213
Trustmark Corp. (a)	15	348
U.S. Bancorp (a)	355	14,559
UMB Financial Corp. (a)	8	406
Umpqua Holdings Corp.	25	408
United Bankshares, Inc. (a)	11	418
United Community Banks, Inc.	28	572
Valley National Bancorp (a)	53	522
Webster Financial Corp.	17	606
Wells Fargo & Co.	1,271	65,266
Westamerica Bancorp. (a)	5	222
Wilshire Bancorp, Inc. (a)	15	158
Wintrust Financial Corp. (a)	8	427
Zions Bancorporation (a)	54	1,487

		356,398

BEVERAGES — 1.3%
Boston Beer Co., Inc. (Class A) (a)(b)	1	211
Brown-Forman Corp. (Class B)	9	872
Coca-Cola Co. (a)	537	21,544
Coca-Cola Enterprises, Inc.	47	2,272
Constellation Brands, Inc. (Class A)	23	2,880
Dr. Pepper Snapple Group, Inc.	27	2,134
Molson Coors Brewing Co. (Class B)	37	3,072
Monster Beverage Corp. (b)	12	1,622
PepsiCo, Inc.	142	13,391

		47,998

BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	157	8,542
Acorda Therapeutics, Inc. (a)(b)	8	212
Alexion Pharmaceuticals, Inc. (b)	9	1,408
Amgen, Inc.	70	9,682
Baxalta, Inc. (a)	105	3,309
Biogen, Inc. (b)	16	4,669
Celgene Corp. (b)	37	4,002
Emergent Biosolutions, Inc. (a)(b)	7	199
Gilead Sciences, Inc. (a)	144	14,139
Momenta Pharmaceuticals, Inc. (a)(b)	10	164
Regeneron Pharmaceuticals, Inc. (b)	4	1,861
Spectrum Pharmaceuticals, Inc. (a)(b)	43	257
United Therapeutics Corp. (a)(b)	4	525
Vertex Pharmaceuticals, Inc. (b)	12	1,250

		50,219

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp.	8	522
AAON, Inc. (a)	6	116
Allegion PLC (a)	5	288
Apogee Enterprises, Inc.	9	402
Fortune Brands Home & Security, Inc. (a)	18	855
Gibraltar Industries, Inc. (a)(b)	8	147
Griffon Corp.	17	268
Lennox International, Inc. (a)	4	453
Masco Corp. (a)	39	982
Quanex Building Products Corp.	7	127
Simpson Manufacturing Co., Inc.	7	234
Universal Forest Products, Inc.	6	346

		4,740

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (a)(b)	5	855
Ameriprise Financial, Inc.	36	3,929
Bank of New York Mellon Corp.	203	7,947
BlackRock, Inc.	24	7,139
Calamos Asset Management, Inc. (Class A)	11	104
Charles Schwab Corp.	101	2,885
E*TRADE Financial Corp. (b)	46	1,211
Eaton Vance Corp. (a)	16	535
Evercore Partners, Inc. (Class A) (a)	8	402
Federated Investors, Inc. (Class B) (a)	22	636
Financial Engines, Inc. (a)	3	88
Franklin Resources, Inc.	93	3,465
Goldman Sachs Group, Inc. (a)	109	18,940
Greenhill & Co., Inc. (a)	5	142
HFF, Inc. (Class A)	9	304
Interactive Brokers Group, Inc. (Class A)	12	474
Invesco, Ltd.	61	1,905
Investment Technology Group, Inc. (a)	14	187
Janus Capital Group, Inc.	41	558
Legg Mason, Inc.	19	791
Morgan Stanley (a)	990	31,185
Northern Trust Corp.	35	2,386
Piper Jaffray Co., Inc. (b)	9	326
Raymond James Financial, Inc.	23	1,141
SEI Investments Co.	14	675
State Street Corp. (a)(c)	54	3,629
Stifel Financial Corp. (a)(b)	8	337
T. Rowe Price Group, Inc. (a)	36	2,502
Virtus Investment Partners, Inc. (a)	1	100
Waddell & Reed Financial, Inc. (Class A) (a)	7	243

		95,021

CHEMICALS — 1.8%
A. Schulman, Inc.	9	292
Air Products & Chemicals, Inc.	27	3,445
Airgas, Inc. (a)	13	1,161
Albemarle Corp. (a)	12	529
American Vanguard Corp. (a)	3	35
Ashland, Inc.	13	1,308
Balchem Corp. (a)	2	122
Cabot Corp.	15	473
Calgon Carbon Corp.	9	140
CF Industries Holdings, Inc.	55	2,470

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Chemours Co.	24	$155
Cytec Industries, Inc.	8	591
Dow Chemical Co.	310	13,144
E. I. du Pont de Nemours & Co.	124	5,977
Eastman Chemical Co.	33	2,136
Ecolab, Inc.	24	2,633
FMC Corp. (a)	14	475
FutureFuel Corp.	26	257
H.B. Fuller Co.	8	272
Hawkins, Inc.	2	77
Innophos Holdings, Inc.	7	277
International Flavors & Fragrances, Inc. (a)	7	723
Intrepid Potash, Inc. (b)	11	61
Koppers Holdings, Inc.	5	101
Kraton Performance Polymers, Inc. (b)	9	161
LSB Industries, Inc. (b)	4	61
LyondellBasell Industries NV (Class A) (a)	131	10,920
Minerals Technologies, Inc.	6	289
Monsanto Co.	54	4,608
Mosaic Co.	100	3,111
NewMarket Corp. (a)	1	357
Olin Corp. (a)	22	370
OM Group, Inc. (a)	4	132
PolyOne Corp. (a)	11	323
PPG Industries, Inc.	38	3,332
Praxair, Inc.	42	4,278
Quaker Chemical Corp.	3	231
Rayonier Advanced Materials, Inc.	9	55
RPM International, Inc.	18	754
Scotts Miracle-Gro Co. (Class A) (a)	9	547
Sensient Technologies Corp.	10	613
Sherwin-Williams Co. (a)	5	1,114
Sigma-Aldrich Corp.	8	1,111
Stepan Co.	4	166
Tredegar Corp.	7	92
Valspar Corp. (a)	12	863

		70,342

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc. (a)	18	492
ADT Corp. (a)	47	1,405
Brady Corp. (Class A) (a)	10	197
Brink’s Co.	26	702
Cintas Corp.	13	1,115
Clean Harbors, Inc. (a)(b)	6	264
Copart, Inc. (b)	17	559
Deluxe Corp.	8	446
Essendant, Inc.	15	487
G & K Services, Inc. (Class A) (a)	5	333
Healthcare Services Group, Inc. (a)	9	303
Herman Miller, Inc.	10	289
HNI Corp.	11	472
Interface, Inc.	9	202
Matthews International Corp. (Class A) (a)	6	294
Mobile Mini, Inc. (a)	8	246
MSA Safety, Inc.	6	240
Pitney Bowes, Inc. (a)	66	1,310
R.R. Donnelley & Sons Co. (a)	132	1,922
Republic Services, Inc. (a)	91	3,749
Rollins, Inc. (a)	21	564
Stericycle, Inc. (b)	9	1,254
Tetra Tech, Inc.	13	316
Tyco International PLC	76	2,543
UniFirst Corp.	4	427
Viad Corp.	6	174
Waste Connections, Inc.	16	777
Waste Management, Inc.	78	3,885

		24,967

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc. (a)	8	117
Arris Group, Inc. (a)(b)	25	649
Bel Fuse, Inc. (Class B) (a)	3	58
Black Box Corp.	6	88
Ciena Corp. (b)	11	228
Cisco Systems, Inc. (a)	935	24,544
Comtech Telecommunications Corp.	5	103
Digi International, Inc. (b)	6	71
F5 Networks, Inc. (a)(b)	6	695
Harmonic, Inc. (b)	21	122
Harris Corp.	22	1,609
InterDigital, Inc. (a)	9	455
Ixia (b)	33	478
Juniper Networks, Inc. (a)	62	1,594
Lumentum Holdings, Inc. (b)	6	102
Motorola Solutions, Inc. (a)	30	2,051
Netgear, Inc. (b)	6	175
Netscout Systems, Inc. (b)	6	212
Plantronics, Inc.	5	254
Polycom, Inc. (b)	25	262
QUALCOMM, Inc.	213	11,445
ViaSat, Inc. (a)(b)	5	322
Viavi Solutions, Inc. (b)	30	161

		45,795

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)(b)	40	1,100
Aegion Corp. (b)	9	148
Comfort Systems USA, Inc.	14	382
Dycom Industries, Inc. (a)(b)	7	507
EMCOR Group, Inc.	13	575
Fluor Corp.	57	2,414
Granite Construction, Inc.	10	297
Jacobs Engineering Group, Inc. (b)	45	1,684
KBR, Inc.	94	1,566
Orion Marine Group, Inc. (b)	8	48
Quanta Services, Inc. (a)(b)	57	1,380

		10,101

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5	342
Headwaters, Inc. (a)(b)	20	376
Martin Marietta Materials, Inc. (a)	5	760
Vulcan Materials Co.	9	803

		2,281

CONSUMER FINANCE — 1.0%
American Express Co.	189	14,011
Capital One Financial Corp.	196	14,214
Cash America International, Inc. (a)	18	503
Discover Financial Services	97	5,043
Encore Capital Group, Inc. (a)(b)	6	222

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Enova International, Inc. (b)	16	$164
Ezcorp, Inc. (Class A) (a)(b)	9	56
First Cash Financial Services, Inc. (a)(b)	2	80
Green Dot Corp. (Class A) (b)	23	405
Navient Corp.	154	1,731
PRA Group, Inc. (a)(b)	9	476
SLM Corp. (b)	20	148
World Acceptance Corp. (a)(b)	4	107

		37,160

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	10	660
Avery Dennison Corp.	27	1,527
Ball Corp.	17	1,057
Bemis Co., Inc.	28	1,108
Greif, Inc. (Class A)	16	511
Myers Industries, Inc.	7	94
Owens-Illinois, Inc. (a)(b)	44	912
Packaging Corp. of America	13	782
Sealed Air Corp.	21	984
Silgan Holdings, Inc.	12	624
Sonoco Products Co.	27	1,019
WestRock Co.	47	2,418

		11,696

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	29	2,404
LKQ Corp. (b)	49	1,390
Pool Corp.	7	506
VOXX International Corp. (b)	10	74

		4,374

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (b)	2	47
Apollo Education Group, Inc. (b)	62	686
Capella Education Co. (a)	3	149
Career Education Corp. (b)	28	105
DeVry Education Group, Inc. (a)	16	435
Graham Holdings Co. (Class B)	1	577
H&R Block, Inc.	35	1,267
Regis Corp. (a)(b)	19	249
Service Corp. International	23	623
Sotheby’s (a)	8	256
Strayer Education, Inc. (a)(b)	3	165
Universal Technical Institute, Inc. (a)	5	17

		4,576

DIVERSIFIED FINANCIAL SERVICES — 2.5%
Berkshire Hathaway, Inc. (Class B) (b)	611	79,674
CBOE Holdings, Inc. (a)	7	470
CME Group, Inc.	73	6,770
Intercontinental Exchange, Inc.	8	1,880
Leucadia National Corp.	103	2,087
MarketAxess Holdings, Inc. (a)	4	372
McGraw Hill Financial, Inc.	13	1,124
Moody’s Corp.	12	1,178
MSCI, Inc.	9	535
Nasdaq, Inc. (a)	32	1,707

		95,797

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	2,373	77,312
Atlantic Tele-Network, Inc.	5	370
CenturyLink, Inc. (a)	360	9,043
Cincinnati Bell, Inc. (a)(b)	63	197
Frontier Communications Corp. (a)	354	1,681
General Communication, Inc. (Class A) (b)	18	311
Iridium Communications, Inc. (a)(b)	50	308
Level 3 Communications, Inc. (b)	28	1,223
Lumos Networks Corp. (a)	2	24
Verizon Communications, Inc.	879	38,245

		128,714

ELECTRIC UTILITIES — 2.6%
ALLETE, Inc. (a)	10	505
American Electric Power Co., Inc.	160	9,098
Cleco Corp.	13	692
Duke Energy Corp.	192	13,812
Edison International	88	5,550
El Paso Electric Co.	9	331
Entergy Corp. (a)	69	4,492
Eversource Energy	72	3,645
Exelon Corp. (a)	329	9,771
FirstEnergy Corp. (a)	161	5,041
Great Plains Energy, Inc.	50	1,351
Hawaiian Electric Industries, Inc.	29	832
IDACORP, Inc. (a)	14	906
NextEra Energy, Inc. (a)	85	8,292
OGE Energy Corp.	44	1,204
Pepco Holdings, Inc.	68	1,647
Pinnacle West Capital Corp.	41	2,630
PNM Resources, Inc.	29	813
PPL Corp.	221	7,269
Southern Co. (a)	295	13,187
UIL Holdings Corp.	12	603
Westar Energy, Inc.	42	1,614
Xcel Energy, Inc. (a)	142	5,028

		98,313

ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc. (a)	23	1,203
AZZ, Inc. (a)	4	195
Eaton Corp. PLC (a)	87	4,463
Emerson Electric Co.	147	6,493
Encore Wire Corp. (a)	4	131
EnerSys	5	268
Franklin Electric Co., Inc. (a)	8	218
General Cable Corp. (a)	27	321
Hubbell, Inc. (Class B)	9	765
Powell Industries, Inc.	3	90
Regal Beloit Corp. (a)	8	452
Rockwell Automation, Inc.	19	1,928
Vicor Corp. (a)(b)	11	112

		16,639

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilysys, Inc. (a)(b)	5	56
Amphenol Corp. (Class A)	23	1,172
Anixter International, Inc. (b)	17	982
Arrow Electronics, Inc. (b)	58	3,206
Avnet, Inc.	93	3,969
Badger Meter, Inc. (a)	2	116
Belden, Inc.	1	47

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Benchmark Electronics, Inc. (a)(b)	20	$435
Checkpoint Systems, Inc.	13	94
Cognex Corp. (a)	6	206
Coherent, Inc. (b)	7	383
Corning, Inc. (a)	286	4,896
CTS Corp. (a)	8	148
Daktronics, Inc. (a)	10	87
DTS, Inc. (a)(b)	2	53
Electro Scientific Industries, Inc.	4	19
FARO Technologies, Inc. (a)(b)	1	35
FEI Co.	5	365
FLIR Systems, Inc.	19	532
II-VI, Inc. (b)	8	129
Ingram Micro, Inc. (Class A)	104	2,833
Insight Enterprises, Inc. (b)	24	620
IPG Photonics Corp. (b)	5	380
Itron, Inc. (b)	9	287
Jabil Circuit, Inc. (a)	125	2,796
Keysight Technologies, Inc. (b)	19	586
Knowles Corp. (a)(b)	16	295
Littelfuse, Inc. (a)	3	273
Mercury Computer Systems, Inc. (a)(b)	6	96
Methode Electronics, Inc. (Class A)	9	287
Mettler-Toledo International, Inc. (b)	3	854
MTS Systems Corp.	2	120
National Instruments Corp.	12	334
Newport Corp. (b)	8	110
OSI Systems, Inc. (b)	3	231
Park Electrochemical Corp.	3	53
Plexus Corp. (b)	9	347
Rofin-Sinar Technologies, Inc. (a)(b)	6	156
Rogers Corp. (a)(b)	3	160
Sanmina Corp. (a)(b)	54	1,154
Scansource, Inc. (a)(b)	8	284
SYNNEX Corp. (a)	19	1,616
TE Connectivity, Ltd.	56	3,354
Tech Data Corp. (a)(b)	21	1,439
Trimble Navigation, Ltd. (b)	26	427
TTM Technologies, Inc. (a)(b)	19	118
Vishay Intertechnology, Inc. (a)	48	465
Zebra Technologies Corp. (Class A) (b)	8	612

		37,217

ENERGY EQUIPMENT & SERVICES — 1.5%
Atwood Oceanics, Inc. (a)	39	578
Baker Hughes, Inc.	99	5,152
Basic Energy Services, Inc. (a)(b)	10	33
Bristow Group, Inc. (a)	7	183
Cameron International Corp. (b)	62	3,802
CARBO Ceramics, Inc. (a)	13	247
Diamond Offshore Drilling, Inc. (a)	46	796
Dril-Quip, Inc. (b)	5	291
Ensco PLC (Class A) (a)	150	2,112
Era Group, Inc. (a)(b)	6	90
Exterran Holdings, Inc.	20	360
FMC Technologies, Inc. (b)	42	1,302
Geospace Technologies Corp. (a)(b)	1	14
Gulf Island Fabrication, Inc. (a)	3	32
Halliburton Co.	192	6,787
Helix Energy Solutions Group, Inc. (a)(b)	26	125
Helmerich & Payne, Inc. (a)	35	1,654
Hornbeck Offshore Services, Inc. (a)(b)	5	68
ION Geophysical Corp. (b)	23	9
Matrix Service Co. (b)	7	157
Nabors Industries, Ltd.	186	1,758
National Oilwell Varco, Inc. (a)	156	5,873
Newpark Resources, Inc. (a)(b)	50	256
Noble Corp. PLC (a)	155	1,691
Oceaneering International, Inc. (a)	19	746
Oil States International, Inc. (b)	34	888
Patterson-UTI Energy, Inc. (a)	95	1,248
Pioneer Energy Services Corp. (a)(b)	18	38
Rowan Cos. PLC (Class A) (a)	81	1,308
Schlumberger, Ltd.	203	14,001
SEACOR Holdings, Inc. (a)(b)	6	359
Superior Energy Services, Inc.	46	581
Tesco Corp. (a)	29	207
Tetra Technologies, Inc. (b)	21	124
Tidewater, Inc. (a)	31	407
Transocean, Ltd. (a)	219	2,829
Unit Corp. (a)(b)	30	338

		56,444

FOOD & STAPLES RETAILING — 3.4%
Andersons, Inc. (a)	13	443
Casey’s General Stores, Inc.	10	1,029
Costco Wholesale Corp. (a)	84	12,144
CVS Health Corp. (a)	176	16,980
Kroger Co. (a)	318	11,470
SpartanNash Co.	20	517
SUPERVALU, Inc. (b)	172	1,235
Sysco Corp. (a)	175	6,820
United Natural Foods, Inc. (a)(b)	10	485
Wal-Mart Stores, Inc.	1,022	66,267
Walgreens Boots Alliance, Inc.	138	11,468
Whole Foods Market, Inc. (a)	37	1,171

		130,029

FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	391	16,207
B&G Foods, Inc. (a)	9	328
Cal-Maine Foods, Inc. (a)	16	874
Calavo Growers, Inc. (a)	2	89
Campbell Soup Co. (a)	58	2,940
ConAgra Foods, Inc.	91	3,686
Darling Ingredients, Inc. (b)	59	663
Dean Foods Co. (a)	61	1,008
Diamond Foods, Inc. (a)(b)	5	154
Flowers Foods, Inc. (a)	22	544
General Mills, Inc. (a)	95	5,332
Hain Celestial Group, Inc. (a)(b)	12	619
Hershey Co.	17	1,562
Hormel Foods Corp. (a)	36	2,279
Ingredion, Inc. (a)	22	1,921
J&J Snack Foods Corp.	3	341
J.M. Smucker Co.	19	2,168
Kellogg Co.	66	4,392
Keurig Green Mountain, Inc. (a)	13	678
Kraft Heinz Co. (a)	56	3,953
Lancaster Colony Corp. (a)	4	390
McCormick & Co., Inc. (a)	19	1,562
Mead Johnson Nutrition Co.	17	1,197

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Mondelez International, Inc. (Class A) (a)	354	$14,822
Post Holdings, Inc. (a)(b)	14	827
Sanderson Farms, Inc.	5	343
Seneca Foods Corp. (Class A) (a)(b)	4	105
Snyders-Lance, Inc. (a)	10	337
Tootsie Roll Industries, Inc. (a)	7	219
TreeHouse Foods, Inc. (b)	7	545
Tyson Foods, Inc. (Class A) (a)	198	8,534
WhiteWave Foods Co. (Class A) (b)	16	642

		79,261

GAS UTILITIES — 0.3%
AGL Resources, Inc.	34	2,075
Atmos Energy Corp. (a)	21	1,222
Laclede Group, Inc. (a)	8	436
National Fuel Gas Co. (a)	18	900
New Jersey Resources Corp. (a)	22	661
Northwest Natural Gas Co. (a)	7	321
ONE Gas, Inc. (a)	10	453
Piedmont Natural Gas Co., Inc. (a)	17	681
Questar Corp. (a)	35	679
South Jersey Industries, Inc. (a)	12	303
Southwest Gas Corp.	12	700
UGI Corp.	61	2,124
WGL Holdings, Inc. (a)	15	865

		11,420

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abaxis, Inc. (a)	2	88
Abbott Laboratories	239	9,613
Align Technology, Inc. (a)(b)	8	454
Analogic Corp. (a)	2	164
Baxter International, Inc.	105	3,449
Becton, Dickinson and Co. (a)	21	2,786
Boston Scientific Corp. (b)	149	2,445
C.R. Bard, Inc.	7	1,304
Cantel Medical Corp. (a)	4	227
CONMED Corp. (a)	6	286
Cooper Cos., Inc.	5	744
CryoLife, Inc. (a)	6	58
Cyberonics, Inc. (b)	3	182
DENTSPLY International, Inc. (a)	18	910
Edwards Lifesciences Corp. (b)	12	1,706
Greatbatch, Inc. (b)	6	338
Haemonetics Corp. (a)(b)	8	259
Halyard Health, Inc. (a)(b)	6	171
Hill-Rom Holdings, Inc.	11	572
Hologic, Inc. (b)	28	1,096
ICU Medical, Inc. (b)	2	219
IDEXX Laboratories, Inc. (a)(b)	6	445
Integra LifeSciences Holdings Corp. (a)(b)	5	298
Intuitive Surgical, Inc. (b)	4	1,838
Invacare Corp. (a)	16	232
Masimo Corp. (a)(b)	4	154
Medtronic PLC	101	6,761
Meridian Bioscience, Inc. (a)	6	103
Merit Medical Systems, Inc. (a)(b)	7	167
Natus Medical, Inc. (a)(b)	5	197
Neogen Corp. (b)	3	135
NuVasive, Inc. (b)	8	386
ResMed, Inc.	9	459
Sirona Dental Systems, Inc. (b)	7	653
St. Jude Medical, Inc.	36	2,271
STERIS Corp. (a)	11	715
Stryker Corp. (a)	44	4,140
SurModics, Inc. (a)(b)	2	44
Teleflex, Inc. (a)	5	621
Thoratec Corp. (b)	7	443
Varian Medical Systems, Inc. (b)	14	1,033
West Pharmaceutical Services, Inc.	5	271
Zimmer Biomet Holdings, Inc. (a)	16	1,503

		49,940

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aetna, Inc.	75	8,206
Air Methods Corp. (a)(b)	6	205
Almost Family, Inc. (b)	3	120
Amedisys, Inc. (b)	1	38
AmerisourceBergen Corp.	79	7,504
AMN Healthcare Services, Inc. (a)(b)	15	450
AmSurg Corp. (b)	9	699
Anthem, Inc. (a)	87	12,180
Cardinal Health, Inc.	117	8,988
Centene Corp. (a)(b)	22	1,193
Chemed Corp. (a)	4	534
Cigna Corp. (a)	37	4,996
Community Health Systems, Inc. (a)(b)	45	1,925
Corvel Corp. (a)(b)	4	129
Cross Country Healthcare, Inc. (b)	17	231
DaVita HealthCare Partners, Inc. (a)(b)	30	2,170
Ensign Group, Inc. (a)	5	213
Express Scripts Holding Co. (a)(b)	144	11,658
Hanger, Inc. (a)(b)	8	109
HCA Holdings, Inc. (b)	103	7,968
Health Net, Inc. (b)	28	1,686
Healthways, Inc. (b)	18	200
Henry Schein, Inc. (b)	13	1,725
HMS Holdings Corp. (a)(b)	7	61
Humana, Inc. (a)	33	5,907
IPC Healthcare, Inc. (a)(b)	3	233
Kindred Healthcare, Inc.	32	504
Laboratory Corp. of America Holdings (b)	14	1,519
Landauer, Inc.	2	74
LHC Group, Inc. (b)	6	269
LifePoint Health, Inc. (a)(b)	18	1,276
Magellan Health, Inc. (a)(b)	10	554
McKesson Corp.	62	11,472
MEDNAX, Inc. (b)	16	1,229
Molina Healthcare, Inc. (a)(b)	30	2,066
Owens & Minor, Inc. (a)	43	1,373
Patterson Cos., Inc. (a)	19	822
PharMerica Corp. (b)	16	456
Quest Diagnostics, Inc.	28	1,721
Select Medical Holdings Corp. (a)	38	410
Tenet Healthcare Corp. (a)(b)	38	1,403
UnitedHealth Group, Inc.	184	21,346
Universal Health Services, Inc. (Class B)	15	1,872
VCA, Inc. (a)(b)	17	895
WellCare Health Plans, Inc. (a)(b)	16	1,379

		129,968

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (b)	22	$273
Cerner Corp. (a)(b)	23	1,379
Computer Programs and Systems, Inc.	1	42
Medidata Solutions, Inc. (a)(b)	4	168
Omnicell, Inc. (a)(b)	5	156

		2,018

HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ’s Restaurants, Inc. (a)(b)	3	129
Bob Evans Farms, Inc.	8	347
Boyd Gaming Corp. (a)(b)	31	505
Brinker International, Inc.	6	316
Buffalo Wild Wings, Inc. (a)(b)	2	387
Carnival Corp.	160	7,952
Cheesecake Factory, Inc. (a)	10	540
Chipotle Mexican Grill, Inc. (a)(b)	3	2,161
Cracker Barrel Old Country Store, Inc. (a)	4	589
Darden Restaurants, Inc.	27	1,851
DineEquity, Inc. (a)	3	275
Domino’s Pizza, Inc. (a)	5	539
International Speedway Corp. (Class A)	9	285
Interval Leisure Group, Inc. (a)	8	147
Jack in the Box, Inc.	5	385
Marcus Corp.	11	213
Marriott International, Inc. (Class A) (a)	21	1,432
Marriott Vacations Worldwide Corp.	4	273
McDonald’s Corp.	153	15,075
Monarch Casino & Resort, Inc. (a)(b)	3	54
Panera Bread Co. (Class A) (a)(b)	3	580
Papa John’s International, Inc. (a)	6	411
Pinnacle Entertainment, Inc. (a)(b)	17	575
Red Robin Gourmet Burgers, Inc. (a)(b)	5	379
Royal Caribbean Cruises, Ltd.	31	2,762
Ruby Tuesday, Inc. (b)	20	124
Ruth’s Hospitality Group, Inc.	8	130
Scientific Games Corp. (Class A) (a)(b)	17	178
Sonic Corp.	13	298
Starbucks Corp.	68	3,865
Starwood Hotels & Resorts Worldwide, Inc.	22	1,462
Texas Roadhouse, Inc. (a)	12	446
Wendy’s Co. (a)	81	701
Wyndham Worldwide Corp. (a)	16	1,150
Wynn Resorts, Ltd. (a)	32	1,700
Yum! Brands, Inc.	47	3,758

		51,974

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (a)	47	1,380
Ethan Allen Interiors, Inc. (a)	5	132
Garmin, Ltd. (a)	45	1,615
Harman International Industries, Inc.	6	576
Helen of Troy, Ltd. (a)(b)	8	714
iRobot Corp. (a)(b)	4	117
Jarden Corp. (a)(b)	17	831
KB Home	35	474
La-Z-Boy, Inc. (a)	11	292
Leggett & Platt, Inc.	19	784
Lennar Corp. (Class A) (a)	25	1,203
M.D.C. Holdings, Inc. (a)	11	288
M/I Homes, Inc. (b)	6	142
Meritage Homes Corp. (a)(b)	6	219
Mohawk Industries, Inc. (b)	8	1,454
Newell Rubbermaid, Inc.	37	1,469
Pulte Group, Inc. (a)	87	1,642
Ryland Group, Inc. (a)	9	367
Standard Pacific Corp. (a)(b)	95	760
Tempur Sealy International, Inc. (a)(b)	8	571
Toll Brothers, Inc. (b)	25	856
TopBuild Corp. (a)(b)	4	124
Tupperware Brands Corp. (a)	10	495
Universal Electronics, Inc. (b)	4	168
Whirlpool Corp.	15	2,209

		18,882

HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. (Class A) (b)	22	355
Church & Dwight Co., Inc.	10	839
Clorox Co.	15	1,733
Colgate-Palmolive Co. (a)	83	5,267
Energizer Holdings, Inc.	8	310
Kimberly-Clark Corp.	57	6,215
Procter & Gamble Co.	432	31,078
WD-40 Co. (a)	2	178

		45,975

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp. (a)	277	2,712
NRG Energy, Inc. (a)	119	1,767
Talen Energy Corp. (a)(b)	25	252

		4,731

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co. (a)	66	9,357
Carlisle Cos., Inc.	7	612
Danaher Corp. (a)	86	7,328
General Electric Co. (a)	2,299	57,981
Roper Technologies, Inc. (a)	9	1,410

		76,688

INSURANCE — 5.5%
ACE, Ltd. (a)	104	10,754
Aflac, Inc.	167	9,708
Alleghany Corp. (b)	4	1,872
Allstate Corp.	134	7,804
American Equity Investment Life Holding Co.	28	653
American Financial Group, Inc.	29	1,998
American International Group, Inc. (a)	457	25,967
AMERISAFE, Inc. (a)	4	199
Aon PLC	30	2,658
Arthur J. Gallagher & Co.	21	867
Aspen Insurance Holdings, Ltd.	24	1,115
Assurant, Inc.	48	3,793
Brown & Brown, Inc. (a)	22	681
Chubb Corp.	62	7,604
Cincinnati Financial Corp. (a)	43	2,313
eHealth, Inc. (a)(b)	3	38
Employers Holdings, Inc.	8	178
Everest Re Group, Ltd. (a)	17	2,947
First American Financial Corp. (a)	35	1,367
Genworth Financial, Inc. (Class A) (b)	335	1,548

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Hanover Insurance Group, Inc.	16	$1,243
Hartford Financial Services Group, Inc.	136	6,226
HCC Insurance Holdings, Inc.	22	1,704
HCI Group, Inc. (a)	6	233
Horace Mann Educators Corp. (a)	14	465
Infinity Property & Casualty Corp. (a)	4	322
Kemper Corp. (a)	20	707
Lincoln National Corp. (a)	83	3,939
Loews Corp. (a)	192	6,939
Marsh & McLennan Cos., Inc. (a)	71	3,708
Mercury General Corp. (a)	20	1,010
MetLife, Inc. (a)	719	33,901
Navigators Group, Inc. (b)	6	468
Old Republic International Corp.	155	2,424
Primerica, Inc. (a)	14	631
Principal Financial Group, Inc.	88	4,166
ProAssurance Corp.	10	491
Progressive Corp. (a)	179	5,485
Prudential Financial, Inc.	295	22,482
Reinsurance Group of America, Inc.	41	3,714
RenaissanceRe Holdings, Ltd. (a)	15	1,595
RLI Corp. (a)	8	428
Safety Insurance Group, Inc.	5	271
Selective Insurance Group, Inc.	20	621
StanCorp Financial Group, Inc.	13	1,485
Stewart Information Services Corp.	10	409
Torchmark Corp.	26	1,466
Travelers Cos., Inc.	105	10,451
United Fire Group, Inc.	12	421
Universal Insurance Holdings, Inc.	6	177
Unum Group	96	3,080
W.R. Berkley Corp. (a)	41	2,229
XL Group PLC (a)	99	3,596

		210,551

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc. (b)	35	17,916
Blue Nile, Inc. (b)	2	67
Expedia, Inc.	11	1,295
FTD Cos., Inc. (a)(b)	9	268
HSN, Inc.	9	515
Netflix, Inc. (a)(b)	18	1,859
NutriSystem, Inc.	10	265
PetMed Express, Inc. (a)	5	81
Priceline Group, Inc. (a)(b)	4	4,947
TripAdvisor, Inc. (a)(b)	6	378

		27,591

INTERNET SOFTWARE & SERVICES — 1.6%
Akamai Technologies, Inc. (b)	13	898
Alphabet, Inc. (Class A) (b)	33	21,066
Alphabet, Inc. (Class C) (b)	34	20,686
Blucora, Inc. (a)(b)	7	96
comScore, Inc. (b)	3	138
DHI Group, Inc. (b)	34	249
eBay, Inc. (b)	153	3,739
Facebook, Inc. (Class A) (b)	100	8,990
j2 Global, Inc.	6	425
Liquidity Services, Inc. (b)	2	15
LivePerson, Inc. (b)	4	30
LogMeIn, Inc. (a)(b)	2	136
Monster Worldwide, Inc. (a)(b)	28	180
NIC, Inc.	18	319
QuinStreet, Inc. (b)	59	328
Rackspace Hosting, Inc. (a)(b)	8	197
Stamps.com, Inc. (a)(b)	2	148
VeriSign, Inc. (a)(b)	9	635
XO Group, Inc. (b)	4	57
Yahoo!, Inc. (b)	160	4,626

		62,958

IT SERVICES — 2.5%
Accenture PLC (Class A) (a)	86	8,450
Acxiom Corp. (b)	15	296
Alliance Data Systems Corp. (b)	6	1,554
Automatic Data Processing, Inc.	53	4,259
Broadridge Financial Solutions, Inc. (a)	17	941
CACI International, Inc. (Class A) (b)	8	592
Cardtronics, Inc. (b)	6	196
CIBER, Inc. (a)(b)	36	115
Cognizant Technology Solutions Corp. (Class A) (b)	55	3,444
Computer Sciences Corp.	45	2,762
Convergys Corp. (a)	23	532
CoreLogic, Inc. (a)(b)	15	559
CSG Systems International, Inc. (a)	10	308
DST Systems, Inc. (a)	10	1,051
ExlService Holdings, Inc. (b)	11	406
Fidelity National Information Services, Inc.	33	2,214
Fiserv, Inc. (a)(b)	25	2,165
Forrester Research, Inc. (a)	2	63
Gartner, Inc. (b)	10	839
Global Payments, Inc.	8	918
Heartland Payment Systems, Inc.	6	378
International Business Machines Corp. (a)	207	30,009
Jack Henry & Associates, Inc.	11	766
Leidos Holdings, Inc.	44	1,818
ManTech International Corp. (Class A)	13	334
Mastercard, Inc. (Class A)	43	3,875
MAXIMUS, Inc. (a)	6	357
NeuStar, Inc. (Class A) (a)(b)	9	245
Paychex, Inc.	35	1,667
PayPal Holdings, Inc. (b)	153	4,749
Perficient, Inc. (b)	5	77
Science Applications International Corp.	10	402
Sykes Enterprises, Inc. (b)	12	306
TeleTech Holdings, Inc. (a)	12	322
Teradata Corp. (a)(b)	28	811
Total System Services, Inc.	28	1,272
VeriFone Systems, Inc. (b)	9	250
Virtusa Corp. (b)	4	205
Visa, Inc. (Class A) (a)	137	9,543
Western Union Co. (a)	95	1,744
WEX, Inc. (a)(b)	4	347
Xerox Corp.	400	3,892

		95,033

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc. (a)	2	44
Brunswick Corp.	12	575
Callaway Golf Co. (a)	23	192
Hasbro, Inc. (a)	25	1,803

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Mattel, Inc. (a)	120	$2,527
Polaris Industries, Inc. (a)	7	839
Sturm Ruger & Co, Inc. (a)	1	59
Vista Outdoor, Inc. (b)	11	489

		6,528

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (b)	17	145
Agilent Technologies, Inc.	46	1,579
Bio-Rad Laboratories, Inc. (Class A) (b)	5	672
Bio-Techne Corp.	4	370
Cambrex Corp. (b)	6	238
Charles River Laboratories International, Inc. (b)	10	635
Luminex Corp. (a)(b)	15	254
PAREXEL International Corp. (a)(b)	10	619
PerkinElmer, Inc. (a)	9	414
Thermo Fisher Scientific, Inc. (a)	39	4,769
Waters Corp. (a)(b)	10	1,182

		10,877

MACHINERY — 1.7%
Actuant Corp. (Class A) (a)	10	184
AGCO Corp. (a)	51	2,378
Albany International Corp. (Class A) (a)	8	229
Astec Industries, Inc. (a)	5	168
Barnes Group, Inc.	10	360
Briggs & Stratton Corp. (a)	17	328
Caterpillar, Inc. (a)	214	13,987
CIRCOR International, Inc.	3	120
CLARCOR, Inc. (a)	6	286
Crane Co.	9	419
Cummins, Inc.	37	4,017
Deere & Co. (a)	99	7,326
Donaldson Co., Inc. (a)	14	393
Dover Corp. (a)	37	2,116
EnPro Industries, Inc. (a)	5	196
ESCO Technologies, Inc. (a)	4	144
Federal Signal Corp.	18	247
Flowserve Corp. (a)	16	658
Graco, Inc. (a)	6	402
Harsco Corp.	29	263
Hillenbrand, Inc.	13	338
IDEX Corp.	6	428
Illinois Tool Works, Inc. (a)	53	4,362
Ingersoll-Rand PLC	42	2,132
ITT Corp.	23	769
John Bean Technologies Corp. (a)	7	268
Joy Global, Inc. (a)	34	508
Kennametal, Inc. (a)	13	324
Lincoln Electric Holdings, Inc. (a)	12	629
Lindsay Corp. (a)	1	68
Lydall, Inc. (b)	5	142
Mueller Industries, Inc. (a)	10	296
Nordson Corp. (a)	6	378
Oshkosh Corp. (a)	23	836
PACCAR, Inc. (a)	76	3,965
Parker-Hannifin Corp.	23	2,238
Pentair PLC (a)	25	1,276
Snap-On, Inc. (a)	6	906
SPX Corp.	10	119
SPX FLOW, Inc. (b)	30	1,033
Standex International Corp. (a)	2	151
Stanley Black & Decker, Inc.	29	2,812
Tennant Co.	3	168
Terex Corp.	41	735
Timken Co.	18	495
Titan International, Inc. (a)	34	225
Toro Co. (a)	9	635
Trinity Industries, Inc. (a)	36	816
Valmont Industries, Inc.	4	380
Wabtec Corp.	4	352
Watts Water Technologies, Inc. (Class A)	7	370
Woodward, Inc.	8	326
Xylem, Inc.	19	624

		63,325

MARINE — 0.0% (d)
Kirby Corp. (b)	9	557
Matson, Inc. (a)	8	308

		865

MEDIA — 2.4%
AMC Networks, Inc. (Class A) (a)(b)	6	439
Cable One, Inc. (b)	1	419
Cablevision Systems Corp. (Class A)	151	4,903
CBS Corp. (Class B)	61	2,434
Cinemark Holdings, Inc.	21	682
Comcast Corp. (Class A)	331	18,827
Comcast Corp. (Class A) Special	54	3,091
Discovery Communications, Inc. (Series A) (a)(b)	28	729
Discovery Communications, Inc. (Series C) (a)(b)	50	1,215
DreamWorks Animation SKG, Inc. (Class A) (b)	19	332
E.W. Scripps Co. (Class A)	15	265
Gannett Co., Inc. (a)	25	368
Harte-Hanks, Inc.	24	85
Interpublic Group of Cos., Inc.	65	1,243
John Wiley & Sons, Inc. (Class A)	10	500
Live Nation Entertainment, Inc. (b)	28	673
Meredith Corp.	12	511
New York Times Co. (Class A) (a)	14	165
News Corp. (Class A)	109	1,376
News Corp. (Class B) (a)	36	462
Omnicom Group, Inc. (a)	47	3,097
Scholastic Corp. (a)	10	390
Scripps Networks Interactive, Inc. (Class A) (a)	14	689
Sizmek, Inc. (b)	9	54
TEGNA, Inc.	49	1,097
Time Warner Cable, Inc.	53	9,507
Time Warner, Inc.	113	7,769
Time, Inc. (a)	35	667
Twenty-First Century Fox, Inc. (Class A)	229	6,178
Twenty-First Century Fox, Inc. (Class B)	77	2,084
Viacom, Inc. (Class B)	79	3,409
Walt Disney Co. (a)	176	17,987

		91,647

METALS & MINING — 0.7%
AK Steel Holding Corp. (a)(b)	112	270
Alcoa, Inc.	350	3,381

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Allegheny Technologies, Inc. (a)	36	$511
Carpenter Technology Corp. (a)	7	208
Century Aluminum Co. (a)(b)	28	129
Commercial Metals Co. (a)	86	1,165
Compass Minerals International, Inc. (a)	5	392
Freeport-McMoRan, Inc. (a)	670	6,492
Globe Specialty Metals, Inc.	21	255
Haynes International, Inc. (a)	2	76
Kaiser Aluminum Corp. (a)	6	482
Materion Corp. (a)	6	180
Newmont Mining Corp.	190	3,053
Nucor Corp. (a)	85	3,192
Olympic Steel, Inc.	5	50
Reliance Steel & Aluminum Co.	25	1,350
Royal Gold, Inc.	6	282
Steel Dynamics, Inc.	89	1,529
Stillwater Mining Co. (a)(b)	19	196
SunCoke Energy, Inc.	16	124
TimkenSteel Corp. (a)	8	81
United States Steel Corp. (a)	102	1,063
Worthington Industries, Inc. (a)	32	847

		25,308

MULTI-UTILITIES — 1.5%
Alliant Energy Corp. (a)	30	1,755
Ameren Corp.	82	3,466
Avista Corp.	19	632
Black Hills Corp.	13	537
CenterPoint Energy, Inc. (a)	140	2,526
CMS Energy Corp. (a)	62	2,190
Consolidated Edison, Inc.	108	7,220
Dominion Resources, Inc.	81	5,701
DTE Energy Co. (a)	58	4,661
MDU Resources Group, Inc. (a)	62	1,066
NiSource, Inc.	60	1,113
NorthWestern Corp. (a)	11	592
PG&E Corp. (a)	129	6,811
Public Service Enterprise Group, Inc. (a)	166	6,999
SCANA Corp. (a)	43	2,419
Sempra Energy	44	4,256
TECO Energy, Inc.	77	2,022
Vectren Corp.	27	1,134
WEC Energy Group, Inc. (a)	65	3,394

		58,494

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)	20	959
Dollar General Corp.	41	2,970
Dollar Tree, Inc. (b)	26	1,733
Fred’s, Inc. (Class A) (a)	12	142
J.C. Penney Co., Inc. (a)(b)	221	2,053
Kohl’s Corp. (a)	55	2,547
Macy’s, Inc. (a)	79	4,054
Nordstrom, Inc. (a)	32	2,295
Target Corp.	143	11,248
Tuesday Morning Corp. (a)(b)	23	125

		28,126

OIL, GAS & CONSUMABLE FUELS — 9.8%
Anadarko Petroleum Corp.	78	4,710
Apache Corp.	242	9,477
Approach Resources, Inc. (a)(b)	4	7
Bill Barrett Corp. (a)(b)	33	109
Cabot Oil & Gas Corp. (a)	32	700
California Resources Corp. (a)	199	517
Carrizo Oil & Gas, Inc. (b)	11	336
Chesapeake Energy Corp. (a)	334	2,448
Chevron Corp. (a)	727	57,346
Cimarex Energy Co. (a)	11	1,127
Cloud Peak Energy, Inc. (a)(b)	22	58
Columbia Pipeline Group, Inc.	60	1,097
ConocoPhillips	801	38,416
CONSOL Energy, Inc. (a)	62	608
Contango Oil & Gas Co. (a)(b)	3	23
Denbury Resources, Inc. (a)	228	556
Devon Energy Corp.	137	5,081
Energen Corp.	16	798
EOG Resources, Inc.	76	5,533
EQT Corp.	13	842
Exxon Mobil Corp. (a)	1,484	110,335
Green Plains, Inc.	20	389
Gulfport Energy Corp. (b)	7	208
Hess Corp. (a)	159	7,960
HollyFrontier Corp.	130	6,349
Kinder Morgan, Inc. (a)	165	4,567
Marathon Oil Corp. (a)	435	6,699
Marathon Petroleum Corp.	354	16,401
Murphy Oil Corp. (a)	113	2,735
Newfield Exploration Co. (b)	50	1,645
Noble Energy, Inc. (a)	73	2,203
Northern Oil and Gas, Inc. (a)(b)	6	27
Occidental Petroleum Corp.	272	17,993
ONEOK, Inc.	42	1,352
PDC Energy, Inc. (a)(b)	7	371
Penn Virginia Corp. (a)(b)	29	15
Phillips 66	309	23,744
Pioneer Natural Resources Co. (a)	10	1,216
QEP Resources, Inc.	105	1,316
Range Resources Corp. (a)	18	578
SM Energy Co. (a)	24	769
Southwestern Energy Co. (a)(b)	104	1,320
Spectra Energy Corp. (a)	123	3,231
Stone Energy Corp. (a)(b)	37	184
Tesoro Corp.	48	4,667
Valero Energy Corp.	329	19,773
Western Refining, Inc.	46	2,030
Williams Cos., Inc.	90	3,316
World Fuel Services Corp. (a)	51	1,826
WPX Energy, Inc. (a)(b)	131	867

		373,875

PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co. (b)	19	479
Clearwater Paper Corp. (b)	8	378
Deltic Timber Corp. (a)	1	60
Domtar Corp.	40	1,430
International Paper Co.	95	3,590
KapStone Paper and Packaging Corp.	22	363
Louisiana-Pacific Corp. (a)(b)	21	299
Neenah Paper, Inc.	4	233
P.H. Glatfelter Co.	15	259
Schweitzer-Mauduit International, Inc.	5	172
Wausau Paper Corp. (a)	12	77

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Weyerhaeuser Co.	89	$2,433

		9,773

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	281	913
Edgewell Personal Care Co.	8	653
Estee Lauder Cos., Inc. (Class A)	31	2,501
Inter Parfums, Inc. (a)	6	149
Medifast, Inc. (a)(b)	3	81

		4,297

PHARMACEUTICALS — 3.4%
Akorn, Inc. (a)(b)	5	143
Allergan PLC (b)	17	4,621
Bristol-Myers Squibb Co. (a)	151	8,939
Eli Lilly & Co.	154	12,888
Endo International PLC (a)(b)	12	831
Impax Laboratories, Inc. (a)(b)	3	106
Johnson & Johnson	380	35,473
Mallinckrodt PLC (a)(b)	9	575
Medicines Co. (a)(b)	9	342
Merck & Co., Inc.	450	22,225
Mylan NV (b)	45	1,812
Perrigo Co. PLC	7	1,101
Pfizer, Inc. (a)	1,197	37,598
Prestige Brands Holdings, Inc. (a)(b)	8	361
Zoetis, Inc.	51	2,100

		129,115

PROFESSIONAL SERVICES — 0.3%
CDI Corp. (a)	8	68
CEB, Inc. (a)	3	205
Dun & Bradstreet Corp.	6	630
Equifax, Inc. (a)	13	1,263
Exponent, Inc. (a)	4	178
FTI Consulting, Inc. (a)(b)	10	415
Heidrick & Struggles International, Inc.	4	78
Insperity, Inc.	7	308
Kelly Services, Inc. (Class A) (a)	15	212
Korn/Ferry International	11	364
ManpowerGroup, Inc. (a)	29	2,375
Navigant Consulting, Inc. (a)(b)	11	175
Nielsen Holdings PLC	57	2,535
On Assignment, Inc. (a)(b)	7	258
Resources Connection, Inc. (a)	7	106
Robert Half International, Inc.	13	665
Towers Watson & Co. (Class A)	6	704
TrueBlue, Inc. (b)	9	202
WageWorks, Inc. (b)	5	226

		10,967

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Acadia Realty Trust	7	210
Agree Realty Corp.	10	298
Alexandria Real Estate Equities, Inc. (a)	9	762
American Assets Trust, Inc.	10	409
American Campus Communities, Inc.	9	326
American Tower Corp.	17	1,496
Apartment Investment & Management Co. (Class A)	16	592
AvalonBay Communities, Inc.	13	2,273
BioMed Realty Trust, Inc.	25	499
Boston Properties, Inc. (a)	7	829
Camden Property Trust (a)	11	813
Capstead Mortgage Corp.	50	494
CareTrust REIT, Inc. (a)	6	68
Cedar Realty Trust, Inc.	20	124
Communications Sales & Leasing, Inc. (a)(b)	81	1,450
Coresite Realty Corp.	7	360
Corporate Office Properties Trust	14	294
Corrections Corp. of America	30	886
Cousins Properties, Inc. (a)	17	157
Crown Castle International Corp.	14	1,104
DiamondRock Hospitality Co.	32	354
Duke Realty Corp.	38	724
EastGroup Properties, Inc. (a)	4	217
EPR Properties (a)	8	413
Equinix, Inc. (a)	5	1,367
Equity One, Inc.	20	487
Equity Residential (a)	38	2,855
Essex Property Trust, Inc.	5	1,117
Extra Space Storage, Inc. (a)	10	772
Federal Realty Investment Trust (a)	4	546
Franklin Street Properties Corp.	26	279
General Growth Properties, Inc.	88	2,285
Geo Group, Inc.	7	208
Getty Realty Corp.	15	237
Government Properties Income Trust (a)	17	272
HCP, Inc.	99	3,688
Healthcare Realty Trust, Inc.	16	398
Highwoods Properties, Inc. (a)	15	581
Home Properties, Inc.	7	523
Hospitality Properties Trust	36	921
Host Hotels & Resorts, Inc. (a)	101	1,597
Inland Real Estate Corp. (a)	17	138
Iron Mountain, Inc. (a)	29	900
Kilroy Realty Corp. (a)	9	586
Kimco Realty Corp. (a)	48	1,173
Kite Realty Group Trust	4	95
Lamar Advertising Co. (Class A)	10	522
LaSalle Hotel Properties (a)	11	312
Lexington Realty Trust	27	219
Liberty Property Trust	26	819
LTC Properties, Inc. (a)	6	256
Macerich Co. (a)	17	1,306
Mack-Cali Realty Corp. (a)	39	736
Medical Properties Trust, Inc. (a)	32	354
Mid-America Apartment Communities, Inc.	8	655
National Retail Properties, Inc.	21	762
OMEGA Healthcare Investors, Inc.	15	527
Parkway Properties, Inc.	12	187
Pennsylvania Real Estate Investment Trust (a)	13	258
Plum Creek Timber Co., Inc. (a)	16	632
Post Properties, Inc.	6	350
Potlatch Corp.	9	259
ProLogis, Inc.	49	1,906
PS Business Parks, Inc.	4	317
Public Storage	16	3,386
Rayonier, Inc. (a)	29	640
Realty Income Corp. (a)	34	1,611
Regency Centers Corp.	14	870

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Sabra Healthcare REIT, Inc. (a)	12	$278
Saul Centers, Inc.	3	155
Senior Housing Properties Trust	39	632
Simon Property Group, Inc.	23	4,226
SL Green Realty Corp. (a)	12	1,298
Sovran Self Storage, Inc.	5	471
Tanger Factory Outlet Centers, Inc.	7	231
Taubman Centers, Inc.	6	414
UDR, Inc.	28	965
Universal Health Realty Income Trust (a)	3	141
Urban Edge Properties	13	281
Urstadt Biddle Properties, Inc. (Class A)	7	131
Ventas, Inc.	46	2,579
Vornado Realty Trust	26	2,351
Weingarten Realty Investors	19	629
Welltower, Inc.	36	2,438
WP GLIMCHER, Inc.	66	770

		71,051

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	9	309
CBRE Group, Inc. (Class A) (a)(b)	41	1,312
Forestar Group, Inc. (a)(b)	6	79
Jones Lang LaSalle, Inc.	6	863

		2,563

ROAD & RAIL — 0.6%
ArcBest Corp.	9	232
Con-way, Inc.	16	759
CSX Corp. (a)	156	4,196
Genesee & Wyoming, Inc. (Class A) (b)	4	236
Heartland Express, Inc. (a)	9	180
J.B. Hunt Transport Services, Inc.	9	643
Kansas City Southern (a)	13	1,182
Knight Transportation, Inc. (a)	13	312
Landstar System, Inc. (a)	5	317
Norfolk Southern Corp.	59	4,508
Old Dominion Freight Line, Inc. (b)	12	732
Roadrunner Transportation Systems, Inc. (b)	18	331
Ryder Systems, Inc.	19	1,407
Saia, Inc. (b)	5	155
Union Pacific Corp.	91	8,045
Werner Enterprises, Inc. (a)	14	351

		23,586

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Advanced Energy Industries, Inc. (a)(b)	8	210
Advanced Micro Devices, Inc. (a)(b)	202	347
Altera Corp.	33	1,653
Analog Devices, Inc.	34	1,918
Applied Materials, Inc.	127	1,866
Atmel Corp.	59	476
Avago Technologies, Ltd.	11	1,375
Broadcom Corp. (Class A)	75	3,857
Brooks Automation, Inc.	12	140
Cabot Microelectronics Corp. (b)	4	155
CEVA, Inc. (a)(b)	2	37
Cirrus Logic, Inc. (b)	9	284
Cohu, Inc.	5	49
Cree, Inc. (a)(b)	12	291
Cypress Semiconductor Corp. (a)(b)	15	128
Diodes, Inc. (a)(b)	8	171
DSP Group, Inc. (b)	6	55
Exar Corp. (b)	6	36
Fairchild Semiconductor International, Inc. (a)(b)	30	421
First Solar, Inc. (b)	23	983
Integrated Device Technology, Inc. (a)(b)	28	568
Intel Corp.	1,068	32,189
Intersil Corp. (Class A) (a)	34	398
KLA-Tencor Corp.	26	1,300
Kopin Corp. (a)(b)	10	31
Kulicke & Soffa Industries, Inc. (b)	16	147
Lam Research Corp. (a)	16	1,045
Linear Technology Corp. (a)	17	686
Microchip Technology, Inc. (a)	32	1,379
Micron Technology, Inc. (a)(b)	243	3,640
Microsemi Corp. (b)	12	394
MKS Instruments, Inc.	9	302
Monolithic Power Systems, Inc. (a)	5	256
Nanometrics, Inc. (b)	4	49
NVIDIA Corp.	67	1,652
Pericom Semiconductor Corp. (a)	6	109
Power Integrations, Inc.	3	126
Qorvo, Inc. (b)	6	270
Rudolph Technologies, Inc. (b)	6	75
Semtech Corp. (a)(b)	8	121
Silicon Laboratories, Inc. (b)	5	208
Skyworks Solutions, Inc.	8	674
SunEdison, Inc. (a)(b)	21	151
Synaptics, Inc. (b)	5	412
Teradyne, Inc.	36	648
Tessera Technologies, Inc.	10	324
Texas Instruments, Inc. (a)	109	5,398
Ultratech, Inc. (a)(b)	3	48
Veeco Instruments, Inc. (a)(b)	11	226
Xilinx, Inc.	37	1,569

		68,847

SOFTWARE — 2.6%
ACI Worldwide, Inc. (a)(b)	12	254
Adobe Systems, Inc. (b)	34	2,796
ANSYS, Inc. (b)	9	793
Autodesk, Inc. (b)	23	1,015
Blackbaud, Inc. (a)	3	168
Bottomline Technologies, Inc. (b)	3	75
CA, Inc.	97	2,648
Cadence Design Systems, Inc. (a)(b)	31	641
CDK Global, Inc.	8	382
Citrix Systems, Inc. (a)(b)	19	1,316
CommVault Systems, Inc. (a)(b)	3	102
Ebix, Inc. (a)	4	100
Electronic Arts, Inc. (a)(b)	29	1,965
EPIQ Systems, Inc.	7	90
FactSet Research Systems, Inc. (a)	3	479
Fair Isaac Corp.	4	338
Fortinet, Inc. (b)	13	552
Interactive Intelligence Group (b)	2	59
Intuit, Inc. (a)	20	1,775
Manhattan Associates, Inc. (b)	3	187
Mentor Graphics Corp.	16	394

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Microsoft Corp. (a)	1,272	$56,299
MicroStrategy, Inc. (b)	1	197
Monotype Imaging Holdings, Inc.	5	109
Oracle Corp.	515	18,602
Progress Software Corp. (b)	10	258
PTC, Inc. (a)(b)	13	413
Quality Systems, Inc. (a)	4	50
Red Hat, Inc. (b)	15	1,078
Rovi Corp. (b)	14	147
Salesforce.com, Inc. (b)	31	2,152
SolarWinds, Inc. (a)(b)	10	392
Solera Holdings, Inc. (a)	5	270
Symantec Corp.	106	2,064
Synchronoss Technologies, Inc. (a)(b)	3	98
Synopsys, Inc. (b)	25	1,155
Take-Two Interactive Software, Inc. (a)(b)	12	345
Tyler Technologies, Inc. (b)	3	448
VASCO Data Security International, Inc. (a)(b)	16	273

		100,479

SPECIALTY RETAIL — 2.3%
Aaron’s, Inc.	13	470
Abercrombie & Fitch Co. (Class A) (a)	45	954
Advance Auto Parts, Inc. (a)	6	1,137
American Eagle Outfitters, Inc. (a)	47	735
Ascena Retail Group, Inc. (a)(b)	91	1,266
AutoNation, Inc. (b)	50	2,909
AutoZone, Inc. (a)(b)	4	2,895
Barnes & Noble Education, Inc. (a)(b)	13	165
Barnes & Noble, Inc. (a)	21	254
Bed Bath & Beyond, Inc. (a)(b)	39	2,224
Best Buy Co., Inc. (a)	194	7,201
Big 5 Sporting Goods Corp.	9	94
Buckle, Inc. (a)	7	259
Cabela’s, Inc. (a)(b)	9	410
Caleres, Inc.	10	305
CarMax, Inc. (b)	29	1,720
Cato Corp. (Class A) (a)	6	204
Chico’s FAS, Inc.	26	409
Children’s Place, Inc. (a)	6	346
Christopher & Banks Corp. (a)(b)	60	67
CST Brands, Inc. (a)	28	943
Dick’s Sporting Goods, Inc.	15	744
Finish Line, Inc. (Class A)	10	193
Foot Locker, Inc. (a)	22	1,583
Francesca’s Holdings Corp. (a)(b)	18	220
GameStop Corp. (Class A) (a)	38	1,566
Gap, Inc. (a)	84	2,394
Genesco, Inc. (a)(b)	5	285
Group 1 Automotive, Inc.	16	1,362
Guess?, Inc. (a)	42	897
Haverty Furniture Cos., Inc. (a)	7	164
Hibbett Sports, Inc. (b)	3	105
Home Depot, Inc.	147	16,977
Kirkland’s, Inc.	4	86
L Brands, Inc.	24	2,163
Lithia Motors, Inc. (Class A) (a)	6	649
Lowe’s Cos., Inc.	135	9,304
Lumber Liquidators Holdings, Inc. (a)(b)	4	53
MarineMax, Inc. (b)	13	184
Men’s Wearhouse, Inc.	9	383
Monro Muffler Brake, Inc. (a)	3	203
Murphy USA, Inc. (a)(b)	29	1,594
O’Reilly Automotive, Inc. (a)(b)	10	2,500
Office Depot, Inc. (b)	159	1,021
Outerwall, Inc. (a)	13	740
Pep Boys-Manny, Moe & Jack (a)(b)	14	171
Rent-A-Center, Inc. (a)	35	849
Ross Stores, Inc.	38	1,842
Select Comfort Corp. (b)	6	131
Signet Jewelers, Ltd.	8	1,089
Sonic Automotive, Inc. (Class A) (a)	20	408
Stage Stores, Inc. (a)	17	167
Staples, Inc.	244	2,862
Stein Mart, Inc. (a)	15	145
Tiffany & Co.	13	1,004
TJX Cos., Inc.	74	5,285
Tractor Supply Co. (a)	10	843
Urban Outfitters, Inc. (a)(b)	22	646
Vitamin Shoppe, Inc. (a)(b)	4	131
Williams-Sonoma, Inc. (a)	15	1,145
Zumiez, Inc. (a)(b)	3	47

		87,102

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
3D Systems Corp. (a)(b)	7	81
Apple, Inc.	596	65,739
Diebold, Inc. (a)	14	417
Electronics for Imaging, Inc. (b)	11	476
EMC Corp.	381	9,205
Hewlett-Packard Co.	694	17,773
Lexmark International, Inc. (Class A)	23	666
NCR Corp. (b)	33	751
NetApp, Inc.	59	1,746
QLogic Corp. (b)	18	184
SanDisk Corp.	40	2,173
Seagate Technology PLC (a)	107	4,794
Super Micro Computer, Inc. (a)(b)	6	164
Western Digital Corp.	48	3,813

		107,982

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc.	8	725
Coach, Inc.	51	1,475
Crocs, Inc. (a)(b)	12	155
Deckers Outdoor Corp. (b)	6	348
Fossil Group, Inc. (a)(b)	12	671
G-III Apparel Group, Ltd. (a)(b)	10	617
Hanesbrands, Inc.	36	1,042
Iconix Brand Group, Inc. (a)(b)	15	203
Kate Spade & Co. (b)	15	287
Michael Kors Holdings, Ltd. (b)	22	929
Movado Group, Inc. (a)	4	103
NIKE, Inc. (Class B)	49	6,026
Oxford Industries, Inc.	2	148
Perry Ellis International, Inc. (b)	6	132
PVH Corp.	11	1,121
Ralph Lauren Corp.	19	2,245
Skechers U.S.A., Inc. (Class A) (b)	4	536
Steven Madden, Ltd. (a)(b)	7	256
Under Armour, Inc. (Class A) (a)(b)	8	774

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

V.F. Corp.	50	$3,411
Wolverine World Wide, Inc. (a)	16	346

		21,550

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (a)	44	708
Bank Mutual Corp.	16	123
BofI Holding, Inc. (a)(b)	3	387
Brookline Bancorp, Inc. (a)	14	142
Dime Community Bancshares (a)	9	152
Hudson City Bancorp, Inc.	108	1,098
New York Community Bancorp, Inc. (a)	145	2,619
Northwest Bancshares, Inc.	22	286
Oritani Financial Corp. (a)	6	94
Provident Financial Services, Inc. (a)	16	312
TrustCo Bank Corp. NY	25	146
Washington Federal, Inc. (a)	24	546

		6,613

TOBACCO — 1.3%
Altria Group, Inc.	276	15,014
Philip Morris International, Inc. (a)	284	22,530
Reynolds American, Inc.	224	9,917
Universal Corp. (a)	13	644

		48,105

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc. (a)	8	305
DXP Enterprises, Inc. (a)(b)	7	191
Fastenal Co. (a)	21	769
GATX Corp. (a)	10	442
Kaman Corp. (a)	5	179
MSC Industrial Direct Co., Inc. (Class A)	6	366
NOW, Inc. (a)(b)	19	281
United Rentals, Inc. (b)	17	1,021
Veritiv Corp. (a)(b)	2	75
W.W. Grainger, Inc. (a)	9	1,935
Watsco, Inc.	7	829

		6,393

WATER UTILITIES — 0.0% (d)
American States Water Co.	8	331
Aqua America, Inc. (a)	30	794

		1,125

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc. (a)	12	198
Telephone & Data Systems, Inc.	69	1,722

		1,920

TOTAL COMMON STOCKS —
(Cost $4,105,971)		3,763,005

SHORT TERM INVESTMENTS — 64.6%
MONEY MARKET FUNDS — 64.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,428,010	2,428,010
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	30,962	30,962

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,458,972)		2,458,972

TOTAL INVESTMENTS — 163.4% (h)
(Cost $6,564,943)		6,221,977
OTHER ASSETS & LIABILITIES — (63.4)%		(2,413,492)

NET ASSETS — 100.0%		$3,808,485

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.7%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	66	$1,068
B/E Aerospace, Inc.	28	1,229
Boeing Co. (a)	515	67,439
Cubic Corp.	6	252
Curtiss-Wright Corp.	25	1,561
Engility Holdings, Inc.	3	77
Esterline Technologies Corp. (b)	11	791
General Dynamics Corp.	292	40,281
Honeywell International, Inc.	525	49,712
Huntington Ingalls Industries, Inc.	52	5,572
KLX, Inc. (a)(b)	13	465
L-3 Communications Holdings, Inc. (a)	46	4,808
Lockheed Martin Corp. (a)	197	40,840
Moog, Inc. (Class A) (b)	26	1,406
Northrop Grumman Corp.	200	33,190
Orbital ATK, Inc.	55	3,953
Precision Castparts Corp.	22	5,054
Raytheon Co.	167	18,246
Rockwell Collins, Inc. (a)	124	10,148
TASER International, Inc. (a)(b)	64	1,410
Teledyne Technologies, Inc. (b)	25	2,257
Textron, Inc. (a)	258	9,711
Triumph Group, Inc. (a)	12	505
United Technologies Corp.	451	40,134

		340,109

AIR FREIGHT & LOGISTICS — 0.5%
Atlas Air Worldwide Holdings, Inc. (b)	27	933
C.H. Robinson Worldwide, Inc.	33	2,237
Expeditors International of Washington, Inc. (a)	105	4,940
FedEx Corp.	211	30,380
Forward Air Corp. (a)	30	1,245
HUB Group, Inc. (Class A) (b)	3	109
United Parcel Service, Inc. (Class B)	245	24,179
UTI Worldwide, Inc. (a)(b)	75	344

		64,367

AIRLINES — 0.7%
Alaska Air Group, Inc.	152	12,076
Allegiant Travel Co.	16	3,460
American Airlines Group, Inc. (a)	245	9,513
Delta Air Lines, Inc.	500	22,435
Hawaiian Holdings, Inc. (a)(b)	69	1,703
JetBlue Airways Corp. (a)(b)	398	10,257
SkyWest, Inc.	63	1,051
Southwest Airlines Co. (a)	535	20,351

		80,846

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	36	1,497
Delphi Automotive PLC	287	21,824
Drew Industries, Inc.	15	819
Gentex Corp. (a)	218	3,379
Gentherm, Inc. (a)(b)	39	1,752
Goodyear Tire & Rubber Co.	234	6,863
Johnson Controls, Inc. (a)	315	13,029
Standard Motor Products, Inc. (a)	15	523
Superior Industries International, Inc.	3	56

		49,742

AUTOMOBILES — 0.2%
Ford Motor Co.	639	8,671
General Motors Co.	390	11,708
Harley-Davidson, Inc. (a)	34	1,867
Thor Industries, Inc.	42	2,175
Winnebago Industries, Inc. (a)	33	632

		25,053

BANKS — 6.6%
Associated Banc-Corp.	103	1,851
BancorpSouth, Inc.	81	1,925
Bank of America Corp.	7,061	110,010
Bank of Hawaii Corp. (a)	31	1,968
Bank of the Ozarks, Inc. (a)	88	3,851
Banner Corp.	20	955
BB&T Corp.	484	17,230
BBCN Bancorp, Inc.	15	225
Boston Private Financial Holdings, Inc. (a)	69	807
Cathay General Bancorp	63	1,887
Citigroup, Inc.	2,040	101,204
City Holding Co.	6	296
City National Corp.	43	3,787
Columbia Banking System, Inc.	46	1,436
Comerica, Inc. (a)	75	3,083
Commerce Bancshares, Inc. (a)	52	2,369
Community Bank System, Inc. (a)	21	781
Cullen/Frost Bankers, Inc. (a)	18	1,144
CVB Financial Corp. (a)	69	1,152
East West Bancorp, Inc.	163	6,262
F.N.B. Corp.	84	1,088
Fifth Third Bancorp (a)	338	6,392
First BanCorp- Puerto Rico (a)(b)	57	203
First Financial Bancorp	21	401
First Financial Bankshares, Inc. (a)	57	1,811
First Horizon National Corp. (a)	264	3,744
First Midwest Bancorp, Inc.	68	1,193
First Niagara Financial Group, Inc.	263	2,685
FirstMerit Corp.	155	2,739
Fulton Financial Corp. (a)	144	1,742
Glacier Bancorp, Inc.	57	1,504
Hancock Holding Co. (a)	16	433
Hanmi Financial Corp.	36	907
Home Bancshares, Inc. (a)	55	2,228
Huntington Bancshares, Inc.	705	7,473
Independent Bank Corp.-Massachusetts	15	692
International Bancshares Corp.	15	375
JPMorgan Chase & Co.	3,245	197,848
KeyCorp	572	7,442
LegacyTexas Financial Group, Inc.	7	213
M&T Bank Corp. (a)	71	8,658
MB Financial, Inc. (a)	70	2,285
National Penn Bancshares, Inc.	90	1,058
NBT Bancorp, Inc. (a)	9	242
Old National Bancorp	75	1,045
PacWest Bancorp	68	2,911
People’s United Financial, Inc. (a)	229	3,602
Pinnacle Financial Partners, Inc. (a)	27	1,334
PNC Financial Services Group, Inc.	414	36,929
PrivateBancorp, Inc.	69	2,645
Prosperity Bancshares, Inc. (a)	17	835
Regions Financial Corp.	561	5,055

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

S&T Bancorp, Inc. (a)	6	$196
Signature Bank (b)	51	7,016
Simmons First National Corp. (Class A) (a)	3	144
Sterling Bancorp	173	2,573
SunTrust Banks, Inc. (a)	381	14,569
SVB Financial Group (b)	55	6,355
Synovus Financial Corp.	129	3,818
TCF Financial Corp.	110	1,668
Texas Capital Bancshares, Inc. (b)	56	2,936
Tompkins Financial Corp. (a)	3	160
Trustmark Corp. (a)	36	834
U.S. Bancorp (a)	805	33,013
UMB Financial Corp.	1	51
Umpqua Holdings Corp.	205	3,342
United Bankshares, Inc. (a)	58	2,203
United Community Banks, Inc.	21	429
Valley National Bancorp (a)	152	1,496
Webster Financial Corp.	86	3,064
Wells Fargo & Co.	3,189	163,755
Westamerica Bancorp. (a)	9	400
Wilshire Bancorp, Inc. (a)	78	820
Wintrust Financial Corp. (a)	36	1,923
Zions Bancorporation (a)	125	3,442

		824,142

BEVERAGES — 1.7%
Boston Beer Co., Inc. (Class A) (a)(b)	4	842
Brown-Forman Corp. (Class B)	86	8,333
Coca-Cola Co.	1,380	55,366
Coca-Cola Enterprises, Inc.	63	3,046
Constellation Brands, Inc. (Class A)	201	25,167
Dr. Pepper Snapple Group, Inc. (a)	190	15,020
Molson Coors Brewing Co. (Class B)	77	6,393
Monster Beverage Corp. (b)	194	26,217
PepsiCo, Inc.	804	75,817

		216,201

BIOTECHNOLOGY — 4.9%
AbbVie, Inc.	1,771	96,360
Acorda Therapeutics, Inc. (a)(b)	10	265
Alexion Pharmaceuticals, Inc. (b)	165	25,804
Amgen, Inc.	706	97,654
Baxalta, Inc. (a)	122	3,844
Biogen, Inc. (b)	203	59,237
Celgene Corp. (b)	838	90,647
Emergent Biosolutions, Inc. (a)(b)	38	1,083
Gilead Sciences, Inc.	1,476	144,928
Ligand Pharmaceuticals, Inc. (a)(b)	15	1,285
MiMedx Group, Inc. (a)(b)	122	1,177
Momenta Pharmaceuticals, Inc. (a)(b)	59	968
Regeneron Pharmaceuticals, Inc. (b)	98	45,584
Repligen Corp. (a)(b)	41	1,142
Spectrum Pharmaceuticals, Inc. (b)	15	90
United Therapeutics Corp. (a)(b)	58	7,612
Vertex Pharmaceuticals, Inc. (b)	289	30,097

		607,777

BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	85	5,541
Allegion PLC (a)	84	4,843
American Woodmark Corp. (a)(b)	17	1,103
Apogee Enterprises, Inc.	36	1,607
Fortune Brands Home & Security, Inc. (a)	166	7,880
Gibraltar Industries, Inc. (a)(b)	15	275
Griffon Corp.	15	237
Lennox International, Inc. (a)	44	4,987
Masco Corp. (a)	371	9,342
Quanex Building Products Corp.	33	600
Simpson Manufacturing Co., Inc. (a)	55	1,842
Universal Forest Products, Inc.	21	1,211

		39,468

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (a)(b)	34	5,814
Ameriprise Financial, Inc.	87	9,494
Bank of New York Mellon Corp.	611	23,921
BlackRock, Inc. (a)	93	27,665
Calamos Asset Management, Inc. (Class A) (a)	3	28
Charles Schwab Corp.	970	27,703
E*TRADE Financial Corp. (a)(b)	344	9,058
Eaton Vance Corp. (a)	89	2,974
Evercore Partners, Inc. (Class A)	1	50
Federated Investors, Inc. (Class B) (a)	71	2,052
Financial Engines, Inc. (a)	32	943
Franklin Resources, Inc. (a)	89	3,316
Goldman Sachs Group, Inc.	373	64,812
Greenhill & Co., Inc. (a)	8	228
HFF, Inc. (Class A)	33	1,114
Interactive Brokers Group, Inc. (Class A)	53	2,092
Invesco, Ltd.	125	3,904
Investment Technology Group, Inc. (a)	42	560
Janus Capital Group, Inc.	128	1,741
Legg Mason, Inc.	85	3,537
Morgan Stanley (a)	1,329	41,864
Northern Trust Corp.	189	12,882
Piper Jaffray Co., Inc. (b)	12	434
Raymond James Financial, Inc.	87	4,318
SEI Investments Co.	139	6,704
State Street Corp. (a)(c)	251	16,870
Stifel Financial Corp. (a)(b)	68	2,863
T. Rowe Price Group, Inc.	126	8,757
Virtus Investment Partners, Inc. (a)	6	603
WisdomTree Investments, Inc. (a)	142	2,290

		288,591

CHEMICALS — 1.7%
A. Schulman, Inc.	15	487
Air Products & Chemicals, Inc.	93	11,865
Airgas, Inc. (a)	27	2,412
American Vanguard Corp. (a)	30	347
Ashland, Inc.	50	5,031
Balchem Corp. (a)	4	243
Cabot Corp.	4	126
CF Industries Holdings, Inc.	249	11,180
Chemours Co.	87	563
Cytec Industries, Inc.	49	3,619
Dow Chemical Co.	413	17,511
E. I. du Pont de Nemours & Co.	261	12,580
Eastman Chemical Co.	72	4,660
Ecolab, Inc. (a)	129	14,154
Flotek Industries, Inc. (a)(b)	56	935

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

FMC Corp.	1	$34
H.B. Fuller Co.	20	679
Hawkins, Inc.	3	115
Innophos Holdings, Inc.	9	357
International Flavors & Fragrances, Inc. (a)	49	5,060
Intrepid Potash, Inc. (b)	3	17
Koppers Holdings, Inc.	6	121
Kraton Performance Polymers, Inc. (b)	30	537
LSB Industries, Inc. (b)	15	230
LyondellBasell Industries NV	114	9,503
Minerals Technologies, Inc.	30	1,445
Monsanto Co.	107	9,131
Mosaic Co.	130	4,044
NewMarket Corp. (a)	10	3,570
Olin Corp. (a)	23	387
OM Group, Inc. (a)	39	1,283
PolyOne Corp. (a)	31	910
PPG Industries, Inc.	218	19,116
Praxair, Inc.	65	6,621
Quaker Chemical Corp.	19	1,465
Rayonier Advanced Materials, Inc.	1	6
RPM International, Inc.	91	3,812
Scotts Miracle-Gro Co. (Class A) (a)	37	2,250
Sensient Technologies Corp.	41	2,513
Sherwin-Williams Co. (a)	90	20,050
Sigma-Aldrich Corp.	150	20,838
Stepan Co.	12	499
Tredegar Corp.	29	379
Valspar Corp. (a)	60	4,313

		204,998

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc. (a)	44	1,202
ADT Corp. (a)	40	1,196
Brady Corp. (Class A) (a)	9	177
Brink’s Co.	6	162
Cintas Corp. (a)	99	8,489
Copart, Inc. (b)	32	1,053
Deluxe Corp.	51	2,843
G & K Services, Inc. (Class A) (a)	15	999
Healthcare Services Group, Inc. (a)	72	2,426
Herman Miller, Inc.	29	836
HNI Corp. (a)	52	2,231
Interface, Inc.	62	1,391
Matthews International Corp. (Class A) (a)	18	882
Mobile Mini, Inc. (a)	64	1,971
MSA Safety, Inc.	18	719
Pitney Bowes, Inc.	31	615
R.R. Donnelley & Sons Co. (a)	151	2,199
Republic Services, Inc.	120	4,944
Rollins, Inc. (a)	93	2,499
Stericycle, Inc. (b)	69	9,612
Tetra Tech, Inc.	2	49
Tyco International PLC (a)	68	2,275
UniFirst Corp.	14	1,495
Viad Corp.	35	1,015
Waste Connections, Inc.	43	2,089
Waste Management, Inc.	205	10,211

		63,580

COMMUNICATIONS EQUIPMENT — 1.0%
Arris Group, Inc. (a)(b)	22	571
Bel Fuse, Inc. (Class B) (a)	3	58
Black Box Corp.	3	44
CalAmp Corp. (b)	41	660
Ciena Corp. (b)	103	2,134
Cisco Systems, Inc. (a)	3,094	81,218
F5 Networks, Inc. (a)(b)	40	4,632
Harmonic, Inc. (b)	128	743
Harris Corp.	79	5,779
InterDigital, Inc. (a)	46	2,328
Ixia (b)	41	594
Juniper Networks, Inc. (a)	237	6,093
Lumentum Holdings, Inc. (b)	1	17
Motorola Solutions, Inc. (a)	31	2,120
Netgear, Inc. (b)	12	350
Netscout Systems, Inc. (b)	8	283
Plantronics, Inc.	19	966
Polycom, Inc. (b)	117	1,226
QUALCOMM, Inc.	159	8,543
ViaSat, Inc. (b)	1	64
Viavi Solutions, Inc. (b)	8	43

		118,466

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)(b)	29	798
Aegion Corp. (b)	33	544
Comfort Systems USA, Inc.	62	1,690
Dycom Industries, Inc. (a)(b)	41	2,967
EMCOR Group, Inc.	41	1,814
Fluor Corp. (a)	3	127
Granite Construction, Inc.	1	30
Jacobs Engineering Group, Inc. (a)(b)	4	150
KBR, Inc.	14	233
Orion Marine Group, Inc. (b)	9	54
Quanta Services, Inc. (a)(b)	7	169

		8,576

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	4	274
Headwaters, Inc. (b)	75	1,410
Martin Marietta Materials, Inc. (a)	54	8,205
Vulcan Materials Co.	149	13,291

		23,180

CONSUMER FINANCE — 0.4%
American Express Co.	141	10,452
Capital One Financial Corp. (a)	367	26,615
Cash America International, Inc. (a)	14	392
Discover Financial Services	100	5,199
Enova International, Inc. (b)	13	133
First Cash Financial Services, Inc. (a)(b)	3	120
Navient Corp.	214	2,405
PRA Group, Inc. (a)(b)	27	1,429
SLM Corp. (b)	262	1,939
World Acceptance Corp. (a)(b)	11	295

		48,979

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	31	2,045
Avery Dennison Corp. (a)	96	5,431
Ball Corp.	102	6,344
Bemis Co., Inc.	66	2,612

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Greif, Inc. (Class A) (a)	9	$287
Myers Industries, Inc. (a)	30	402
Packaging Corp. of America	22	1,324
Sealed Air Corp.	263	12,329
Silgan Holdings, Inc.	11	572
Sonoco Products Co.	89	3,359
WestRock Co.	193	9,928

		44,633

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	84	6,963
LKQ Corp. (b)	225	6,381
Pool Corp.	43	3,109
VOXX International Corp. (b)	6	44

		16,497

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (b)	3	70
Apollo Education Group, Inc. (b)	3	33
Capella Education Co. (a)	3	149
Career Education Corp. (b)	3	11
DeVry Education Group, Inc. (a)	4	109
Graham Holdings Co. (Class B)	4	2,308
H&R Block, Inc.	63	2,281
Regis Corp. (a)(b)	27	354
Service Corp. International	230	6,233
Sotheby’s (a)	46	1,471
Universal Technical Institute, Inc. (a)	3	10

		13,029

DIVERSIFIED FINANCIAL SERVICES — 2.0%
Berkshire Hathaway, Inc. (Class B) (b)	1,032	134,573
CBOE Holdings, Inc. (a)	72	4,830
CME Group, Inc.	361	33,479
Intercontinental Exchange, Inc.	90	21,149
Leucadia National Corp.	92	1,864
MarketAxess Holdings, Inc. (a)	48	4,458
McGraw Hill Financial, Inc.	272	23,528
Moody’s Corp.	166	16,301
MSCI, Inc.	112	6,659
Nasdaq, Inc. (a)	96	5,120

		251,961

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	2,592	84,447
Atlantic Tele-Network, Inc.	6	444
CenturyLink, Inc.	19	477
Cincinnati Bell, Inc. (a)(b)	244	761
Consolidated Communications Holdings, Inc. (a)	49	944
Frontier Communications Corp. (a)	44	209
General Communication, Inc. (Class A) (b)	6	104
Level 3 Communications, Inc. (b)	249	10,879
Verizon Communications, Inc.	915	39,812

		138,077

ELECTRIC UTILITIES — 1.1%
American Electric Power Co., Inc.	236	13,419
Cleco Corp.	18	958
Duke Energy Corp.	199	14,316
Edison International	136	8,578
El Paso Electric Co.	15	552
Entergy Corp. (a)	52	3,385
Eversource Energy	173	8,757
Exelon Corp. (a)	359	10,662
FirstEnergy Corp.	204	6,387
Great Plains Energy, Inc. (a)	92	2,486
Hawaiian Electric Industries, Inc.	106	3,041
IDACORP, Inc. (a)	46	2,977
NextEra Energy, Inc. (a)	213	20,778
OGE Energy Corp.	44	1,204
Pepco Holdings, Inc.	108	2,616
Pinnacle West Capital Corp.	61	3,913
PNM Resources, Inc.	27	757
PPL Corp.	193	6,348
Southern Co. (a)	263	11,756
UIL Holdings Corp.	83	4,172
Westar Energy, Inc. (a)	31	1,192
Xcel Energy, Inc. (a)	309	10,942

		139,196

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	55	9,657
AMETEK, Inc. (a)	163	8,528
AZZ, Inc. (a)	6	292
Eaton Corp. PLC (a)	135	6,925
Emerson Electric Co.	108	4,770
Encore Wire Corp. (a)	6	196
EnerSys	28	1,500
General Cable Corp.	2	24
Hubbell, Inc. (Class B)	5	425
Powell Industries, Inc.	6	181
Regal Beloit Corp. (a)	22	1,242
Rockwell Automation, Inc. (a)	99	10,046

		43,786

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Agilysys, Inc. (a)(b)	3	33
Amphenol Corp. (Class A)	288	14,676
Anixter International, Inc. (b)	7	404
Arrow Electronics, Inc. (b)	40	2,211
Avnet, Inc.	44	1,878
Badger Meter, Inc. (a)	6	348
Belden, Inc.	31	1,447
Checkpoint Systems, Inc.	71	515
Cognex Corp. (a)	99	3,403
Coherent, Inc. (b)	14	766
Corning, Inc. (a)	445	7,618
CTS Corp. (a)	12	222
Daktronics, Inc. (a)	6	52
Electro Scientific Industries, Inc.	3	14
FARO Technologies, Inc. (a)(b)	23	805
FEI Co.	23	1,680
FLIR Systems, Inc.	49	1,372
II-VI, Inc. (a)(b)	9	145
Ingram Micro, Inc. (Class A)	15	409
Insight Enterprises, Inc. (b)	9	233
IPG Photonics Corp. (a)(b)	40	3,039
Itron, Inc. (a)(b)	24	766
Jabil Circuit, Inc. (a)	107	2,394
Keysight Technologies, Inc. (b)	104	3,207
Knowles Corp. (a)(b)	30	553
Littelfuse, Inc. (a)	23	2,096

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Methode Electronics, Inc. (Class A)	4	$128
Mettler-Toledo International, Inc. (b)	31	8,827
MTS Systems Corp.	18	1,082
National Instruments Corp.	24	667
OSI Systems, Inc. (a)(b)	19	1,462
Plexus Corp. (b)	21	810
Rogers Corp. (a)(b)	18	957
Sanmina Corp. (a)(b)	10	214
SYNNEX Corp. (a)	31	2,637
TE Connectivity, Ltd.	196	11,738
Tech Data Corp. (a)(b)	7	480
Trimble Navigation, Ltd. (b)	8	131
TTM Technologies, Inc. (a)(b)	3	19
Vishay Intertechnology, Inc. (a)	95	921
Zebra Technologies Corp. (Class A) (a)(b)	59	4,516

		84,875

ENERGY EQUIPMENT & SERVICES — 0.1%
Atwood Oceanics, Inc. (a)	5	74
Baker Hughes, Inc.	68	3,539
Cameron International Corp. (b)	6	368
CARBO Ceramics, Inc. (a)	18	342
Diamond Offshore Drilling, Inc. (a)	2	35
Ensco PLC (Class A)	23	324
Era Group, Inc. (a)(b)	3	45
Exterran Holdings, Inc.	7	126
FMC Technologies, Inc. (b)	22	682
Geospace Technologies Corp. (a)(b)	2	28
Gulf Island Fabrication, Inc. (a)	3	32
Halliburton Co.	27	954
Helix Energy Solutions Group, Inc. (a)(b)	3	14
Helmerich & Payne, Inc. (a)	4	189
Hornbeck Offshore Services, Inc. (a)(b)	2	27
ION Geophysical Corp. (b)	12	5
Matrix Service Co. (b)	3	67
Nabors Industries, Ltd.	9	85
National Oilwell Varco, Inc. (a)	15	565
Noble Corp. PLC (a)	8	87
Oil States International, Inc. (b)	18	470
Patterson-UTI Energy, Inc. (a)	4	53
Pioneer Energy Services Corp. (a)(b)	104	218
Rowan Cos. PLC (Class A) (a)	12	194
Schlumberger, Ltd.	122	8,414
Superior Energy Services, Inc.	4	51
Tetra Technologies, Inc. (b)	108	638
Tidewater, Inc. (a)	10	131
Unit Corp. (b)	1	11
US Silica Holdings, Inc.	1	14

		17,782

FOOD & STAPLES RETAILING — 2.7%
Andersons, Inc. (a)	2	68
Casey’s General Stores, Inc.	37	3,808
Costco Wholesale Corp. (a)	380	54,937
CVS Health Corp.	1,264	121,951
Kroger Co. (a)	1,257	45,340
SpartanNash Co.	48	1,241
SUPERVALU, Inc. (b)	184	1,321
Sysco Corp. (a)	248	9,665
United Natural Foods, Inc. (a)(b)	28	1,358
Wal-Mart Stores, Inc.	354	22,953
Walgreens Boots Alliance, Inc.	821	68,225
Whole Foods Market, Inc. (a)	152	4,811

		335,678

FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	299	12,394
B&G Foods, Inc. (a)	26	948
Cal-Maine Foods, Inc. (a)	30	1,638
Calavo Growers, Inc. (a)	6	268
Campbell Soup Co. (a)	143	7,247
ConAgra Foods, Inc.	534	21,632
Dean Foods Co. (a)	56	925
Flowers Foods, Inc. (a)	116	2,870
General Mills, Inc. (a)	439	24,641
Hain Celestial Group, Inc. (b)	122	6,295
Hershey Co. (a)	52	4,778
Hormel Foods Corp.	134	8,483
Ingredion, Inc. (a)	45	3,929
J&J Snack Foods Corp. (a)	17	1,932
J.M. Smucker Co. (a)	59	6,731
Kellogg Co.	137	9,117
Keurig Green Mountain, Inc. (a)	4	209
Kraft Heinz Co. (a)	751	53,006
Lancaster Colony Corp. (a)	18	1,755
McCormick & Co., Inc. (a)	119	9,779
Mead Johnson Nutrition Co.	59	4,154
Mondelez International, Inc. (Class A)	1,199	50,202
Post Holdings, Inc. (a)(b)	48	2,837
Sanderson Farms, Inc. (a)	6	411
Seneca Foods Corp. (Class A) (a)(b)	9	237
Snyders-Lance, Inc. (a)	36	1,214
Tootsie Roll Industries, Inc. (a)	9	282
TreeHouse Foods, Inc. (b)	39	3,034
Tyson Foods, Inc. (Class A) (a)	216	9,310
WhiteWave Foods Co. (Class A) (a)(b)	213	8,552

		258,810

GAS UTILITIES — 0.2%
AGL Resources, Inc.	21	1,282
Atmos Energy Corp. (a)	56	3,258
Laclede Group, Inc. (a)	37	2,018
National Fuel Gas Co. (a)	11	550
New Jersey Resources Corp. (a)	79	2,372
Northwest Natural Gas Co. (a)	9	413
ONE Gas, Inc. (a)	41	1,858
Piedmont Natural Gas Co., Inc. (a)	61	2,444
Questar Corp. (a)	72	1,397
South Jersey Industries, Inc. (a)	40	1,010
Southwest Gas Corp.	28	1,633
UGI Corp.	85	2,960
WGL Holdings, Inc. (a)	58	3,345

		24,540

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abaxis, Inc. (a)	18	792
Abbott Laboratories	1,208	48,586
ABIOMED, Inc. (a)(b)	40	3,710
Align Technology, Inc. (b)	69	3,916
Analogic Corp. (a)	5	410
Baxter International, Inc.	122	4,008
Becton, Dickinson and Co.	193	25,603

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Boston Scientific Corp. (b)	1,489	$24,434
C.R. Bard, Inc.	55	10,247
Cantel Medical Corp. (a)	37	2,098
CONMED Corp. (a)	35	1,671
Cooper Cos., Inc. (a)	30	4,466
CryoLife, Inc. (a)	27	263
Cynosure, Inc. (Class A) (a)(b)	2	60
DENTSPLY International, Inc.	75	3,793
Edwards Lifesciences Corp. (b)	136	19,335
Greatbatch, Inc. (b)	9	508
Haemonetics Corp. (a)(b)	63	2,036
Halyard Health, Inc. (a)(b)	39	1,109
HealthStream, Inc. (b)	24	523
Hill-Rom Holdings, Inc.	68	3,535
Hologic, Inc. (b)	305	11,935
ICU Medical, Inc. (b)	15	1,642
IDEXX Laboratories, Inc. (a)(b)	34	2,524
Integra LifeSciences Holdings Corp. (a)(b)	18	1,072
Intuitive Surgical, Inc. (b)	18	8,272
Masimo Corp. (a)(b)	82	3,162
Medtronic PLC (a)	1,323	88,562
Meridian Bioscience, Inc. (a)	15	256
Merit Medical Systems, Inc. (a)(b)	15	359
Natus Medical, Inc. (a)(b)	36	1,420
Neogen Corp. (b)	21	945
NuVasive, Inc. (b)	53	2,556
ResMed, Inc.	87	4,433
Sirona Dental Systems, Inc. (b)	52	4,854
St. Jude Medical, Inc. (a)	207	13,060
STERIS Corp. (a)	65	4,223
Stryker Corp. (a)	297	27,948
SurModics, Inc. (a)(b)	15	328
Teleflex, Inc. (a)	42	5,217
Thoratec Corp. (b)	52	3,290
Varian Medical Systems, Inc. (a)(b)	36	2,656
West Pharmaceutical Services, Inc. (a)	81	4,384
Zimmer Biomet Holdings, Inc. (a)	104	9,769

		363,970

HEALTH CARE PROVIDERS & SERVICES — 4.7%
Aetna, Inc.	436	47,703
Air Methods Corp. (a)(b)	3	102
Almost Family, Inc. (b)	3	120
Amedisys, Inc. (b)	54	2,050
AmerisourceBergen Corp.	247	23,463
AMN Healthcare Services, Inc. (a)(b)	51	1,531
AmSurg Corp. (b)	55	4,274
Anthem, Inc. (a)	332	46,480
Cardinal Health, Inc.	265	20,357
Centene Corp. (a)(b)	163	8,839
Chemed Corp. (a)	17	2,269
Cigna Corp. (a)	322	43,476
Community Health Systems, Inc. (a)(b)	109	4,662
Cross Country Healthcare, Inc. (b)	3	41
DaVita HealthCare Partners, Inc. (a)(b)	128	9,258
Ensign Group, Inc. (a)	18	767
ExamWorks Group, Inc. (a)(b)	35	1,023
Express Scripts Holding Co. (a)(b)	679	54,972
HCA Holdings, Inc. (b)	383	29,629
Health Net, Inc. (b)	84	5,058
HealthEquity, Inc. (a)(b)	43	1,271
Healthways, Inc. (a)(b)	39	434
Henry Schein, Inc. (a)(b)	78	10,352
HMS Holdings Corp. (a)(b)	41	360
Humana, Inc. (a)	187	33,473
IPC Healthcare, Inc. (b)	6	466
Kindred Healthcare, Inc.	22	347
Laboratory Corp. of America Holdings (b)	81	8,786
Landauer, Inc. (a)	6	222
LHC Group, Inc. (b)	9	403
LifePoint Health, Inc. (a)(b)	37	2,623
Magellan Health, Inc. (a)(b)	24	1,330
McKesson Corp.	185	34,231
MEDNAX, Inc. (b)	84	6,450
Molina Healthcare, Inc. (a)(b)	43	2,961
Patterson Cos., Inc. (a)	104	4,498
PharMerica Corp. (b)	10	285
Quest Diagnostics, Inc.	125	7,684
Tenet Healthcare Corp. (a)(b)	78	2,880
UnitedHealth Group, Inc.	1,205	139,792
Universal Health Services, Inc. (Class B)	109	13,604
VCA, Inc. (a)(b)	96	5,054
WellCare Health Plans, Inc. (a)(b)	59	5,085

		588,665

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)(b)	285	17,089
Computer Programs and Systems, Inc. (a)	3	126
Medidata Solutions, Inc. (a)(b)	59	2,484
Omnicell, Inc. (a)(b)	50	1,555

		21,254

HOTELS, RESTAURANTS & LEISURE — 2.5%
BJ’s Restaurants, Inc. (a)(b)	26	1,119
Bob Evans Farms, Inc.	21	910
Boyd Gaming Corp. (a)(b)	92	1,500
Brinker International, Inc.	56	2,949
Buffalo Wild Wings, Inc. (a)(b)	16	3,095
Carnival Corp.	535	26,589
Cheesecake Factory, Inc. (a)	46	2,482
Chipotle Mexican Grill, Inc. (a)(b)	5	3,601
Cracker Barrel Old Country Store, Inc. (a)	28	4,124
Darden Restaurants, Inc. (a)	144	9,870
DineEquity, Inc. (a)	17	1,558
Domino’s Pizza, Inc. (a)	69	7,446
Dunkin’ Brands Group, Inc. (a)	102	4,998
International Speedway Corp. (Class A)	18	571
Interval Leisure Group, Inc. (a)	39	716
Jack in the Box, Inc.	48	3,698
Marcus Corp.	3	58
Marriott International, Inc. (Class A) (a)	152	10,366
Marriott Vacations Worldwide Corp.	34	2,317
McDonald’s Corp.	400	39,412
Panera Bread Co. (Class A) (a)(b)	20	3,868
Papa John’s International, Inc. (a)	34	2,328
Pinnacle Entertainment, Inc. (a)(b)	78	2,640
Popeyes Louisiana Kitchen, Inc. (a)(b)	31	1,747
Red Robin Gourmet Burgers, Inc. (a)(b)	12	909
Royal Caribbean Cruises, Ltd.	185	16,482
Ruby Tuesday, Inc. (b)	3	19

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Ruth’s Hospitality Group, Inc.	36	$585
Scientific Games Corp. (Class A) (a)(b)	60	627
Sonic Corp.	57	1,308
Starbucks Corp.	1,777	101,005
Starwood Hotels & Resorts Worldwide, Inc.	105	6,980
Texas Roadhouse, Inc. (a)	69	2,567
Wendy’s Co. (a)	299	2,586
Wyndham Worldwide Corp. (a)	73	5,249
Wynn Resorts, Ltd. (a)	2	106
Yum! Brands, Inc.	457	36,537

		312,922

HOUSEHOLD DURABLES — 0.9%
D.R. Horton, Inc.	375	11,010
Ethan Allen Interiors, Inc. (a)	12	317
Garmin, Ltd. (a)	13	466
Harman International Industries, Inc.	43	4,127
Helen of Troy, Ltd. (b)	32	2,858
Jarden Corp. (a)(b)	259	12,660
KB Home (a)	29	393
La-Z-Boy, Inc. (a)	52	1,381
Leggett & Platt, Inc.	160	6,600
Lennar Corp. (Class A) (a)	231	11,118
M.D.C. Holdings, Inc. (a)	11	288
M/I Homes, Inc. (a)(b)	24	566
Meritage Homes Corp. (a)(b)	14	511
Mohawk Industries, Inc. (b)	78	14,180
Newell Rubbermaid, Inc. (a)	270	10,722
NVR, Inc. (b)	3	4,576
Pulte Group, Inc. (a)	289	5,453
Ryland Group, Inc. (a)	56	2,286
Standard Pacific Corp. (a)(b)	14	112
Tempur Sealy International, Inc. (b)	53	3,786
Toll Brothers, Inc. (b)	109	3,732
TopBuild Corp. (a)(b)	40	1,239
Tupperware Brands Corp. (a)	15	742
Universal Electronics, Inc. (b)	19	799
Whirlpool Corp.	73	10,750

		110,672

HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. (Class A) (b)	42	676
Church & Dwight Co., Inc.	122	10,236
Clorox Co.	131	15,134
Colgate-Palmolive Co.	379	24,051
Energizer Holdings, Inc.	15	581
Kimberly-Clark Corp.	222	24,207
Procter & Gamble Co. (a)	956	68,775
WD-40 Co. (a)	12	1,069

		144,729

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp. (a)	135	1,322
NRG Energy, Inc. (a)	32	475
Talen Energy Corp. (a)(b)	34	343

		2,140

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co. (a)	426	60,394
Carlisle Cos., Inc.	65	5,679
Danaher Corp. (a)	451	38,430
General Electric Co. (a)	5,564	140,324
Roper Technologies, Inc.	87	13,633

		258,460

INSURANCE — 3.1%
ACE, Ltd. (a)	136	14,062
Aflac, Inc.	209	12,149
Alleghany Corp. (b)	13	6,085
Allstate Corp.	276	16,074
American Equity Investment Life Holding Co.	73	1,702
American Financial Group, Inc.	64	4,410
American International Group, Inc.	1,153	65,513
AMERISAFE, Inc. (a)	15	746
Aon PLC	243	21,532
Arthur J. Gallagher & Co.	81	3,344
Aspen Insurance Holdings, Ltd.	58	2,695
Assurant, Inc. (a)	33	2,607
Brown & Brown, Inc. (a)	74	2,292
Chubb Corp.	140	17,171
Cincinnati Financial Corp. (a)	91	4,896
CNO Financial Group, Inc. (a)	147	2,765
eHealth, Inc. (a)(b)	18	231
Employers Holdings, Inc.	18	401
Everest Re Group, Ltd.	39	6,760
First American Financial Corp. (a)	111	4,337
Genworth Financial, Inc. (Class A) (b)	4	18
Hanover Insurance Group, Inc.	49	3,807
Hartford Financial Services Group, Inc.	391	17,900
HCC Insurance Holdings, Inc.	120	9,296
Horace Mann Educators Corp.	42	1,395
Infinity Property & Casualty Corp. (a)	3	242
Kemper Corp. (a)	33	1,167
Lincoln National Corp. (a)	206	9,777
Loews Corp.	40	1,446
Marsh & McLennan Cos., Inc. (a)	362	18,904
Mercury General Corp. (a)	29	1,465
MetLife, Inc. (a)	679	32,015
Navigators Group, Inc. (b)	3	234
Old Republic International Corp.	180	2,815
Primerica, Inc. (a)	41	1,848
Principal Financial Group, Inc.	132	6,249
ProAssurance Corp.	59	2,895
Progressive Corp. (a)	551	16,883
Prudential Financial, Inc.	160	12,194
Reinsurance Group of America, Inc.	53	4,801
RenaissanceRe Holdings, Ltd. (a)	18	1,914
RLI Corp. (a)	34	1,820
Safety Insurance Group, Inc.	6	325
Selective Insurance Group, Inc. (a)	56	1,739
StanCorp Financial Group, Inc.	43	4,911
Stewart Information Services Corp.	21	859
Torchmark Corp. (a)	77	4,343
Travelers Cos., Inc.	194	19,309
United Fire Group, Inc.	24	841
Universal Insurance Holdings, Inc.	41	1,211
Unum Group	106	3,401
W.R. Berkley Corp. (a)	75	4,078
XL Group PLC (a)	245	8,898

		388,772

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

INTERNET & CATALOG RETAIL — 2.5%
Amazon.com, Inc. (b)	435	$222,672
Expedia, Inc.	112	13,180
FTD Cos., Inc. (a)(b)	27	805
HSN, Inc.	32	1,832
Netflix, Inc. (a)(b)	530	54,728
NutriSystem, Inc. (a)	3	79
PetMed Express, Inc. (a)	6	97
Priceline Group, Inc. (a)(b)	8	9,895
TripAdvisor, Inc. (a)(b)	18	1,134

		304,422

INTERNET SOFTWARE & SERVICES — 2.4%
Akamai Technologies, Inc. (b)	143	9,876
Alphabet, Inc. (Class A) (b)	66	42,132
Alphabet, Inc. (Class C) (b)	48	29,204
Blucora, Inc. (a)(b)	51	702
comScore, Inc. (b)	38	1,754
DHI Group, Inc. (a)(b)	3	22
eBay, Inc. (b)	815	19,919
Facebook, Inc. (Class A) (b)	1,831	164,607
j2 Global, Inc. (a)	50	3,543
Liquidity Services, Inc. (b)	2	15
LivePerson, Inc. (b)	57	431
LogMeIn, Inc. (a)(b)	29	1,977
Monster Worldwide, Inc. (a)(b)	3	19
NIC, Inc.	44	779
Rackspace Hosting, Inc. (a)(b)	111	2,739
Stamps.com, Inc. (a)(b)	19	1,406
VeriSign, Inc. (b)	78	5,504
XO Group, Inc. (b)	3	42
Yahoo!, Inc. (b)	532	15,380

		300,051

IT SERVICES — 4.2%
Accenture PLC (Class A) (a)	582	57,187
Alliance Data Systems Corp. (a)(b)	38	9,841
Automatic Data Processing, Inc. (a)	346	27,805
Broadridge Financial Solutions, Inc. (a)	137	7,583
CACI International, Inc. (Class A) (b)	23	1,701
CIBER, Inc. (a)(b)	12	38
Cognizant Technology Solutions Corp. (Class A) (b)	568	35,563
Computer Sciences Corp. (a)	66	4,051
Convergys Corp. (a)	157	3,628
CoreLogic, Inc. (a)(b)	86	3,202
CSG Systems International, Inc.	39	1,201
DST Systems, Inc. (a)	34	3,575
ExlService Holdings, Inc. (b)	12	443
Fidelity National Information Services, Inc.	173	11,605
Fiserv, Inc. (b)	266	23,038
Gartner, Inc. (b)	78	6,547
Global Payments, Inc.	82	9,408
Heartland Payment Systems, Inc.	25	1,575
International Business Machines Corp. (a)	88	12,757
Jack Henry & Associates, Inc.	55	3,829
Leidos Holdings, Inc.	44	1,818
Mastercard, Inc. (Class A)	1,003	90,390
MAXIMUS, Inc. (a)	83	4,944
NeuStar, Inc. (Class A) (a)(b)	14	381
Paychex, Inc. (a)	283	13,479
PayPal Holdings, Inc. (b)	815	25,298
Perficient, Inc. (b)	27	417
Science Applications International Corp.	45	1,809
TeleTech Holdings, Inc. (a)	3	80
Teradata Corp. (a)(b)	43	1,245
Total System Services, Inc.	174	7,905
VeriFone Systems, Inc. (b)	50	1,387
Virtusa Corp. (a)(b)	38	1,950
Visa, Inc. (Class A) (a)	1,961	136,603
Western Union Co. (a)	448	8,225
WEX, Inc. (a)(b)	29	2,518
Xerox Corp.	103	1,002

		524,028

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc. (a)	15	333
Brunswick Corp.	78	3,735
Callaway Golf Co. (a)	21	175
Hasbro, Inc. (a)	140	10,100
Mattel, Inc. (a)	11	232
Polaris Industries, Inc. (a)	26	3,117
Vista Outdoor, Inc. (b)	57	2,532

		20,224

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Affymetrix, Inc. (b)	3	26
Agilent Technologies, Inc.	75	2,575
Bio-Rad Laboratories, Inc. (Class A) (b)	22	2,955
Bio-Techne Corp.	23	2,127
Cambrex Corp. (b)	36	1,428
Charles River Laboratories International, Inc. (b)	57	3,621
PAREXEL International Corp. (b)	48	2,972
PerkinElmer, Inc. (a)	99	4,550
Thermo Fisher Scientific, Inc. (a)	191	23,355
Waters Corp. (a)(b)	78	9,220

		52,829

MACHINERY — 1.2%
AGCO Corp. (a)	65	3,031
Albany International Corp. (Class A) (a)	30	858
Astec Industries, Inc. (a)	3	101
Barnes Group, Inc.	37	1,334
Briggs & Stratton Corp. (a)	45	869
Caterpillar, Inc. (a)	58	3,791
CLARCOR, Inc.	43	2,050
Crane Co.	8	373
Cummins, Inc.	38	4,126
Deere & Co. (a)	267	19,758
Donaldson Co., Inc.	12	337
Dover Corp. (a)	7	400
EnPro Industries, Inc.	1	39
ESCO Technologies, Inc. (a)	24	862
Federal Signal Corp.	60	823
Flowserve Corp. (a)	4	165
Graco, Inc. (a)	14	938
Harsco Corp.	44	399
Hillenbrand, Inc.	53	1,379
IDEX Corp.	25	1,782
Illinois Tool Works, Inc. (a)	259	21,318
Ingersoll-Rand PLC	212	10,763

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

ITT Corp. (a)	14	$468
John Bean Technologies Corp. (a)	60	2,295
Joy Global, Inc. (a)	7	105
Kennametal, Inc. (a)	27	672
Lincoln Electric Holdings, Inc. (a)	10	524
Lindsay Corp. (a)	9	610
Lydall, Inc. (b)	15	427
Mueller Industries, Inc. (a)	55	1,627
Nordson Corp. (a)	33	2,077
Oshkosh Corp. (a)	4	145
PACCAR, Inc. (a)	171	8,921
Parker-Hannifin Corp. (a)	49	4,768
Pentair PLC (a)	99	5,053
Snap-On, Inc. (a)	66	9,962
SPX Corp.	13	155
SPX FLOW, Inc. (b)	13	448
Standex International Corp. (a)	9	678
Stanley Black & Decker, Inc.	143	13,868
Tennant Co. (a)	23	1,292
Timken Co.	32	880
Toro Co. (a)	35	2,469
Trinity Industries, Inc. (a)	15	340
Valmont Industries, Inc.	3	285
Wabtec Corp.	90	7,924
Watts Water Technologies, Inc. (Class A)	21	1,109
Woodward, Inc.	36	1,465
Xylem, Inc.	88	2,891

		146,954

MARINE — 0.0% (d)
Kirby Corp. (b)	1	62
Matson, Inc. (a)	50	1,924

		1,986

MEDIA — 3.4%
AMC Networks, Inc. (Class A) (a)(b)	66	4,829
Cable One, Inc. (b)	4	1,678
Cablevision Systems Corp. (Class A)	220	7,143
CBS Corp. (Class B)	102	4,070
Cinemark Holdings, Inc.	131	4,256
Comcast Corp. (Class A)	1,577	89,700
Comcast Corp. (Class A) Special	275	15,741
Discovery Communications, Inc. (Series A) (a)(b)	7	182
Discovery Communications, Inc. (Series C) (a)(b)	7	170
DreamWorks Animation SKG, Inc. (Class A) (b)	78	1,361
E.W. Scripps Co. (Class A)	24	424
Gannett Co., Inc. (a)	26	383
Interpublic Group of Cos., Inc.	121	2,315
John Wiley & Sons, Inc. (Class A)	19	950
Live Nation Entertainment, Inc. (b)	105	2,524
Meredith Corp.	26	1,107
News Corp. (Class A) (a)	37	467
Omnicom Group, Inc. (a)	71	4,679
Scholastic Corp. (a)	18	701
Scripps Networks Interactive, Inc. (Class A) (a)	4	197
TEGNA, Inc. (a)	211	4,724
Time Warner Cable, Inc.	281	50,403
Time Warner, Inc.	397	27,294
Time, Inc. (a)	38	724
Twenty-First Century Fox, Inc. (Class A) (a)	514	13,868
Twenty-First Century Fox, Inc. (Class B)	182	4,927
Viacom, Inc. (Class B)	13	561
Walt Disney Co. (a)	1,770	180,894

		426,272

METALS & MINING — 0.1%
AK Steel Holding Corp. (a)(b)	167	403
Alcoa, Inc.	125	1,208
Allegheny Technologies, Inc. (a)	7	99
Century Aluminum Co. (a)(b)	61	281
Commercial Metals Co. (a)	20	271
Compass Minerals International, Inc.	16	1,254
Freeport-McMoRan, Inc. (a)	28	271
Globe Specialty Metals, Inc.	19	230
Kaiser Aluminum Corp. (a)	15	1,204
Materion Corp. (a)	3	90
Newmont Mining Corp.	120	1,928
Nucor Corp. (a)	53	1,990
Reliance Steel & Aluminum Co.	5	270
Royal Gold, Inc.	7	329
Steel Dynamics, Inc.	72	1,237
Stillwater Mining Co. (a)(b)	10	103
SunCoke Energy, Inc.	2	16
TimkenSteel Corp. (a)	16	162
United States Steel Corp. (a)	23	240
Worthington Industries, Inc. (a)	32	847

		12,433

MULTI-UTILITIES — 0.9%
Alliant Energy Corp. (a)	61	3,568
Ameren Corp.	71	3,001
Avista Corp.	60	1,995
Black Hills Corp.	1	41
CenterPoint Energy, Inc. (a)	46	830
CMS Energy Corp. (a)	205	7,241
Consolidated Edison, Inc.	161	10,763
Dominion Resources, Inc.	209	14,709
DTE Energy Co. (a)	86	6,912
MDU Resources Group, Inc. (a)	13	224
NiSource, Inc. (a)	267	4,953
NorthWestern Corp. (a)	30	1,615
PG&E Corp. (a)	354	18,691
Public Service Enterprise Group, Inc. (a)	373	15,726
SCANA Corp. (a)	70	3,938
Sempra Energy (a)	67	6,480
TECO Energy, Inc.	147	3,860
Vectren Corp.	35	1,470
WEC Energy Group, Inc. (a)	173	9,034

		115,051

MULTILINE RETAIL — 1.1%
Big Lots, Inc. (a)	23	1,102
Dollar General Corp.	352	25,499
Dollar Tree, Inc. (a)(b)	279	18,598
Fred’s, Inc. (Class A) (a)	21	249
J.C. Penney Co., Inc. (a)(b)	124	1,152
Kohl’s Corp. (a)	172	7,965
Macy’s, Inc.	291	14,934
Nordstrom, Inc. (a)	86	6,167

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Target Corp.	757	$59,546
Tuesday Morning Corp. (a)(b)	51	276

		135,488

OIL, GAS & CONSUMABLE FUELS — 1.5%
Anadarko Petroleum Corp.	16	966
Apache Corp.	12	470
Approach Resources, Inc. (a)(b)	27	51
Bill Barrett Corp. (a)(b)	57	188
Cabot Oil & Gas Corp. (a)	94	2,055
California Resources Corp. (a)	87	226
Carrizo Oil & Gas, Inc. (b)	9	275
Chesapeake Energy Corp. (a)	8	59
Chevron Corp.	60	4,733
Cimarex Energy Co. (a)	3	307
Cloud Peak Energy, Inc. (a)(b)	44	116
Columbia Pipeline Group, Inc.	52	951
ConocoPhillips (a)	40	1,918
CONSOL Energy, Inc. (a)	7	69
Devon Energy Corp.	13	482
Energen Corp.	4	199
EOG Resources, Inc.	18	1,310
EQT Corp.	4	259
Exxon Mobil Corp. (a)	402	29,889
Green Plains, Inc.	10	195
Hess Corp. (a)	9	451
HollyFrontier Corp.	45	2,198
Kinder Morgan, Inc. (a)	1,107	30,642
Marathon Oil Corp. (a)	21	323
Marathon Petroleum Corp.	540	25,018
Murphy Oil Corp. (a)	13	315
Newfield Exploration Co. (b)	56	1,842
Noble Energy, Inc. (a)	31	936
Northern Oil and Gas, Inc. (a)(b)	3	13
Occidental Petroleum Corp.	74	4,895
ONEOK, Inc.	7	225
Penn Virginia Corp. (a)(b)	15	8
Phillips 66	140	10,758
Pioneer Natural Resources Co. (a)	13	1,581
QEP Resources, Inc.	9	113
Range Resources Corp. (a)	3	96
Southwestern Energy Co. (a)(b)	29	368
Spectra Energy Corp. (a)	66	1,734
Synergy Resources Corp. (a)(b)	34	333
Tesoro Corp.	146	14,197
Valero Energy Corp.	505	30,351
Western Refining, Inc.	58	2,559
Williams Cos., Inc.	324	11,939
World Fuel Services Corp. (a)	68	2,434
WPX Energy, Inc. (a)(b)	87	576

		188,623

PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co. (b)	40	1,009
Clearwater Paper Corp. (a)(b)	18	850
Deltic Timber Corp. (a)	3	180
Domtar Corp.	56	2,002
International Paper Co.	149	5,631
KapStone Paper and Packaging Corp.	4	66
Louisiana-Pacific Corp. (a)(b)	143	2,036
Neenah Paper, Inc.	21	1,224
Schweitzer-Mauduit International, Inc.	9	309
Wausau Paper Corp. (a)	36	230
Weyerhaeuser Co.	217	5,933

		19,470

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	41	133
Edgewell Personal Care Co.	58	4,733
Estee Lauder Cos., Inc. (Class A) (a)	193	15,571
Inter Parfums, Inc. (a)	3	75
Medifast, Inc. (a)(b)	15	403

		20,915

PHARMACEUTICALS — 5.9%
Akorn, Inc. (a)(b)	83	2,366
Allergan PLC (b)	471	128,023
Bristol-Myers Squibb Co. (a)	1,892	112,006
Depomed, Inc. (b)	78	1,470
Eli Lilly & Co.	1,170	97,917
Endo International PLC (a)(b)	163	11,293
Impax Laboratories, Inc. (a)(b)	77	2,711
Johnson & Johnson	798	74,493
Lannett Co., Inc. (a)(b)	33	1,370
Mallinckrodt PLC (a)(b)	139	8,888
Medicines Co. (a)(b)	63	2,392
Merck & Co., Inc.	995	49,143
Mylan NV (b)	462	18,600
Nektar Therapeutics (a)(b)	108	1,184
Perrigo Co. PLC	136	21,389
Pfizer, Inc.	5,386	169,174
Prestige Brands Holdings, Inc. (a)(b)	50	2,258
Zoetis, Inc.	551	22,690

		727,367

PROFESSIONAL SERVICES — 0.4%
CDI Corp. (a)	15	128
CEB, Inc. (a)	40	2,734
Dun & Bradstreet Corp. (a)	27	2,835
Equifax, Inc.	119	11,564
Exponent, Inc. (a)	18	802
FTI Consulting, Inc. (a)(b)	26	1,079
Insperity, Inc.	26	1,142
Korn/Ferry International	12	397
ManpowerGroup, Inc.	63	5,159
Nielsen Holdings PLC	107	4,758
On Assignment, Inc. (b)	56	2,066
Resources Connection, Inc. (a)	30	452
Robert Half International, Inc.	100	5,116
Towers Watson & Co. (Class A)	65	7,630
TrueBlue, Inc. (b)	27	607
WageWorks, Inc. (b)	32	1,443

		47,912

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Acadia Realty Trust	34	1,022
Alexandria Real Estate Equities, Inc. (a)	54	4,572
American Assets Trust, Inc.	37	1,512
American Campus Communities, Inc.	33	1,196
American Tower Corp. (a)	122	10,734
Apartment Investment & Management Co. (Class A)	96	3,554
AvalonBay Communities, Inc. (a)	81	14,160
BioMed Realty Trust, Inc.	47	939
Boston Properties, Inc. (a)	74	8,762

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Camden Property Trust (a)	42	$3,104
Care Capital Properties, Inc.	30	988
CareTrust REIT, Inc. (a)	24	272
Cedar Realty Trust, Inc.	60	373
Chesapeake Lodging Trust	53	1,381
Communications Sales & Leasing, Inc. (a)(b)	22	394
Coresite Realty Corp. (a)	24	1,235
Corporate Office Properties Trust	55	1,157
Corrections Corp. of America	65	1,920
Cousins Properties, Inc. (a)	107	987
Crown Castle International Corp.	205	16,168
DiamondRock Hospitality Co.	155	1,713
Duke Realty Corp.	167	3,181
EastGroup Properties, Inc.	5	271
Education Realty Trust, Inc. (a)	25	824
EPR Properties (a)	27	1,392
Equinix, Inc. (a)	56	15,310
Equity One, Inc.	70	1,704
Equity Residential (a)	222	16,677
Essex Property Trust, Inc. (a)	49	10,948
Extra Space Storage, Inc.	136	10,494
Federal Realty Investment Trust (a)	33	4,503
Franklin Street Properties Corp.	75	806
General Growth Properties, Inc.	384	9,972
Geo Group, Inc.	37	1,100
Getty Realty Corp.	15	237
Government Properties Income Trust (a)	33	528
HCP, Inc.	75	2,794
Healthcare Realty Trust, Inc.	24	596
Highwoods Properties, Inc. (a)	22	852
Home Properties, Inc.	41	3,065
Hospitality Properties Trust	73	1,867
Host Hotels & Resorts, Inc. (a)	174	2,751
Inland Real Estate Corp. (a)	48	389
Iron Mountain, Inc. (a)	115	3,567
Kilroy Realty Corp. (a)	54	3,519
Kimco Realty Corp. (a)	173	4,226
Kite Realty Group Trust	64	1,524
Lamar Advertising Co. (Class A)	63	3,287
LaSalle Hotel Properties (a)	55	1,561
Lexington Realty Trust	20	162
Liberty Property Trust	52	1,639
LTC Properties, Inc. (a)	18	768
Macerich Co. (a)	113	8,681
Mack-Cali Realty Corp. (a)	12	227
Medical Properties Trust, Inc. (a)	159	1,759
Mid-America Apartment Communities, Inc.	45	3,684
National Retail Properties, Inc.	40	1,451
OMEGA Healthcare Investors, Inc.	37	1,301
Parkway Properties, Inc.	50	778
Pennsylvania Real Estate Investment Trust (a)	67	1,329
Plum Creek Timber Co., Inc. (a)	75	2,963
Post Properties, Inc.	20	1,166
Potlatch Corp.	9	259
ProLogis	118	4,590
Public Storage	88	18,623
Rayonier, Inc. (a)	5	110
Realty Income Corp. (a)	127	6,019
Regency Centers Corp. (a)	58	3,605
Retail Opportunity Investments Corp. (a)	85	1,406
Sabra Healthcare REIT, Inc. (a)	46	1,066
Saul Centers, Inc.	12	621
Senior Housing Properties Trust	69	1,118
Simon Property Group, Inc.	149	27,374
SL Green Realty Corp. (a)	42	4,543
Sovran Self Storage, Inc.	33	3,112
Summit Hotel Properties, Inc. (a)	114	1,330
Tanger Factory Outlet Centers, Inc.	21	692
Taubman Centers, Inc.	22	1,520
UDR, Inc.	175	6,034
Universal Health Realty Income Trust (a)	12	563
Urban Edge Properties	46	993
Urstadt Biddle Properties, Inc. (Class A)	15	281
Ventas, Inc.	117	6,559
Vornado Realty Trust	51	4,611
Weingarten Realty Investors	49	1,622
Welltower, Inc.	191	12,934
WP GLIMCHER, Inc.	15	175

		319,756

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	18	618
CBRE Group, Inc. (Class A) (a)(b)	243	7,776
Forestar Group, Inc. (a)(b)	30	394
Jones Lang LaSalle, Inc.	49	7,045

		15,833

ROAD & RAIL — 0.4%
ArcBest Corp.	8	206
Con-way, Inc.	2	95
CSX Corp. (a)	602	16,194
Genesee & Wyoming, Inc. (Class A) (b)	3	177
Heartland Express, Inc. (a)	62	1,236
J.B. Hunt Transport Services, Inc.	43	3,070
Kansas City Southern (a)	11	1,000
Knight Transportation, Inc. (a)	71	1,704
Landstar System, Inc. (a)	23	1,460
Norfolk Southern Corp.	49	3,744
Old Dominion Freight Line, Inc. (b)	37	2,257
Ryder Systems, Inc.	19	1,407
Saia, Inc. (b)	35	1,083
Union Pacific Corp.	196	17,328
Werner Enterprises, Inc. (a)	3	75

		51,036

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Energy Industries, Inc. (a)(b)	33	868
Advanced Micro Devices, Inc. (a)(b)	128	220
Altera Corp.	376	18,830
Analog Devices, Inc.	332	18,728
Applied Materials, Inc.	278	4,084
Atmel Corp.	364	2,937
Avago Technologies, Ltd. (a)	328	41,003
Broadcom Corp. (Class A)	634	32,607
Brooks Automation, Inc.	3	35
Cabot Microelectronics Corp. (b)	21	814
Cirrus Logic, Inc. (b)	66	2,080
Cree, Inc. (a)(b)	20	485
Cypress Semiconductor Corp. (a)(b)	402	3,425

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Diodes, Inc. (a)(b)	35	$748
DSP Group, Inc. (b)	3	27
Exar Corp. (b)	42	250
Fairchild Semiconductor International, Inc. (a)(b)	135	1,895
First Solar, Inc. (b)	2	86
Integrated Device Technology, Inc. (a)(b)	170	3,451
Intel Corp.	760	22,906
Intersil Corp. (Class A) (a)	149	1,743
KLA-Tencor Corp.	47	2,350
Kopin Corp. (a)(b)	6	19
Kulicke & Soffa Industries, Inc. (b)	21	193
Lam Research Corp. (a)	138	9,016
Linear Technology Corp. (a)	85	3,430
Microchip Technology, Inc. (a)	110	4,740
Micron Technology, Inc. (a)(b)	37	554
Microsemi Corp. (b)	115	3,774
MKS Instruments, Inc.	54	1,811
Monolithic Power Systems, Inc. (a)	36	1,843
NVIDIA Corp.	415	10,230
Pericom Semiconductor Corp.	6	109
Qorvo, Inc. (b)	178	8,019
Rudolph Technologies, Inc. (b)	36	448
Semtech Corp. (a)(b)	32	483
Silicon Laboratories, Inc. (b)	23	955
Skyworks Solutions, Inc. (a)	232	19,537
SunEdison, Inc. (a)(b)	365	2,621
Synaptics, Inc. (b)	33	2,721
Teradyne, Inc.	117	2,107
Tessera Technologies, Inc.	41	1,329
Texas Instruments, Inc. (a)	766	37,932
Ultratech, Inc. (a)(b)	30	481
Veeco Instruments, Inc. (a)(b)	5	103
Xilinx, Inc.	158	6,699

		278,726

SOFTWARE — 3.4%
ACI Worldwide, Inc. (a)(b)	125	2,640
Adobe Systems, Inc. (b)	403	33,135
ANSYS, Inc. (a)(b)	81	7,139
Autodesk, Inc. (a)(b)	52	2,295
Blackbaud, Inc. (a)	49	2,750
Bottomline Technologies, Inc. (b)	35	875
CA, Inc.	133	3,631
Cadence Design Systems, Inc. (a)(b)	220	4,550
CDK Global, Inc.	192	9,174
Citrix Systems, Inc. (b)	78	5,404
CommVault Systems, Inc. (b)	2	68
Ebix, Inc. (a)	33	824
Electronic Arts, Inc. (a)(b)	390	26,422
EPIQ Systems, Inc.	3	39
FactSet Research Systems, Inc. (a)	47	7,511
Fair Isaac Corp.	31	2,620
Fortinet, Inc. (b)	173	7,349
Intuit, Inc. (a)	257	22,809
Manhattan Associates, Inc. (b)	94	5,856
Mentor Graphics Corp. (a)	75	1,847
Microsoft Corp.	3,370	149,156
MicroStrategy, Inc. (b)	3	589
Monotype Imaging Holdings, Inc.	21	458
Oracle Corp.	949	34,278
Progress Software Corp. (b)	50	1,292
PTC, Inc. (a)(b)	86	2,730
Quality Systems, Inc.	35	437
Red Hat, Inc. (b)	182	13,082
Rovi Corp. (a)(b)	29	304
Salesforce.com, Inc. (b)	623	43,255
SolarWinds, Inc. (b)	44	1,727
Solera Holdings, Inc.	13	702
Symantec Corp.	198	3,855
Synchronoss Technologies, Inc. (a)(b)	34	1,115
Synopsys, Inc. (b)	175	8,081
Take-Two Interactive Software, Inc. (a)(b)	71	2,040
Tangoe, Inc. (b)	41	295
Tyler Technologies, Inc. (b)	40	5,972
Ultimate Software Group, Inc. (a)(b)	32	5,728
VASCO Data Security International, Inc. (a)(b)	15	256

		422,290

SPECIALTY RETAIL — 4.5%
Aaron’s, Inc.	73	2,636
Abercrombie & Fitch Co. (Class A) (a)	2	42
Advance Auto Parts, Inc. (a)	78	14,783
American Eagle Outfitters, Inc. (a)	212	3,314
Ascena Retail Group, Inc. (a)(b)	96	1,335
AutoNation, Inc. (b)	54	3,142
AutoZone, Inc. (a)(b)	31	22,439
Barnes & Noble Education, Inc. (a)(b)	41	521
Barnes & Noble, Inc. (a)	68	823
Bed Bath & Beyond, Inc. (b)	93	5,303
Best Buy Co., Inc.	217	8,055
Big 5 Sporting Goods Corp.	18	187
Buckle, Inc. (a)	8	296
Cabela’s, Inc. (a)(b)	8	365
Caleres, Inc.	51	1,557
CarMax, Inc. (a)(b)	250	14,830
Cato Corp. (Class A) (a)	18	613
Chico’s FAS, Inc.	99	1,557
Children’s Place, Inc. (a)	24	1,384
Christopher & Banks Corp. (a)(b)	12	13
CST Brands, Inc. (a)	81	2,726
Dick’s Sporting Goods, Inc.	91	4,515
Finish Line, Inc. (Class A)	27	521
Foot Locker, Inc. (a)	180	12,955
GameStop Corp. (Class A) (a)	52	2,143
Gap, Inc. (a)	60	1,710
Genesco, Inc. (a)(b)	12	685
Group 1 Automotive, Inc.	25	2,129
Haverty Furniture Cos., Inc. (a)	15	352
Hibbett Sports, Inc. (b)	5	175
Home Depot, Inc. (a)	1,540	177,855
L Brands, Inc.	325	29,292
Lithia Motors, Inc. (Class A) (a)	24	2,595
Lowe’s Cos., Inc.	1,105	76,157
Lumber Liquidators Holdings, Inc. (a)(b)	12	158
MarineMax, Inc. (b)	6	85
Men’s Wearhouse, Inc.	46	1,956
Monro Muffler Brake, Inc. (a)	30	2,027
Murphy USA, Inc. (a)(b)	27	1,484
O’Reilly Automotive, Inc. (a)(b)	126	31,500
Office Depot, Inc. (b)	593	3,807

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Outerwall, Inc. (a)	22	$1,252
Pep Boys-Manny, Moe & Jack (a)(b)	3	37
Rent-A-Center, Inc. (a)	15	364
Ross Stores, Inc. (a)	517	25,059
Select Comfort Corp. (b)	65	1,422
Signet Jewelers, Ltd.	80	10,890
Sonic Automotive, Inc. (Class A) (a)	33	674
Stage Stores, Inc. (a)	33	325
Staples, Inc.	702	8,234
Stein Mart, Inc. (a)	18	174
Tiffany & Co. (a)	34	2,625
TJX Cos., Inc.	632	45,137
Tractor Supply Co. (a)	162	13,660
Urban Outfitters, Inc. (a)(b)	22	646
Vitamin Shoppe, Inc. (b)	8	261
Williams-Sonoma, Inc. (a)	83	6,337
Zumiez, Inc. (a)(b)	15	234

		555,353

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.6%
Apple, Inc.	6,100	672,830
Diebold, Inc. (a)	22	655
Electronics for Imaging, Inc. (b)	7	303
EMC Corp.	312	7,538
Hewlett-Packard Co.	175	4,482
Lexmark International, Inc. (Class A)	22	637
NCR Corp. (b)	5	114
NetApp, Inc.	29	858
QLogic Corp. (b)	81	830
SanDisk Corp.	8	435
Seagate Technology PLC (a)	31	1,389
Super Micro Computer, Inc. (a)(b)	34	927
Western Digital Corp.	7	556

		691,554

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Carter’s, Inc. (a)	72	6,526
Coach, Inc.	116	3,356
Crocs, Inc. (a)(b)	9	116
Deckers Outdoor Corp. (b)	19	1,103
Fossil Group, Inc. (a)(b)	2	112
G-III Apparel Group, Ltd. (a)(b)	40	2,466
Hanesbrands, Inc. (a)	451	13,052
Iconix Brand Group, Inc. (a)(b)	10	135
Kate Spade & Co. (a)(b)	31	592
Michael Kors Holdings, Ltd. (b)	17	718
Movado Group, Inc. (a)	21	543
NIKE, Inc. (Class B)	813	99,975
Oxford Industries, Inc.	15	1,108
PVH Corp.	34	3,466
Ralph Lauren Corp.	7	827
Skechers U.S.A., Inc. (Class A) (b)	62	8,313
Steven Madden, Ltd. (a)(b)	63	2,307
Under Armour, Inc. (Class A) (a)(b)	169	16,356
V.F. Corp.	251	17,121
Wolverine World Wide, Inc. (a)	85	1,839

		180,031

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp. (a)	66	1,063
Bank Mutual Corp. (a)	45	346
BofI Holding, Inc. (a)(b)	15	1,932
Brookline Bancorp, Inc. (a)	24	243
Dime Community Bancshares	24	406
Hudson City Bancorp, Inc.	242	2,461
New York Community Bancorp, Inc.	414	7,477
Northwest Bancshares, Inc.	21	273
Oritani Financial Corp. (a)	27	422
Provident Financial Services, Inc. (a)	42	819
TrustCo Bank Corp. NY	69	403
Washington Federal, Inc. (a)	71	1,615

		17,460

TOBACCO — 1.6%
Altria Group, Inc.	1,970	107,168
Philip Morris International, Inc. (a)	546	43,314
Reynolds American, Inc.	986	43,650
Universal Corp. (a)	18	893

		195,025

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Applied Industrial Technologies, Inc. (a)	12	458
DXP Enterprises, Inc. (a)(b)	12	327
Fastenal Co. (a)	62	2,270
GATX Corp. (a)	7	309
Kaman Corp. (a)	9	323
MSC Industrial Direct Co., Inc. (Class A)	8	488
NOW, Inc. (a)(b)	12	178
United Rentals, Inc. (b)	22	1,321
W.W. Grainger, Inc. (a)	21	4,515
Watsco, Inc.	40	4,739

		14,928

WATER UTILITIES — 0.0% (d)
American States Water Co. (a)	36	1,490
Aqua America, Inc. (a)	99	2,621

		4,111

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	3	49
Telephone & Data Systems, Inc.	86	2,147

		2,196

TOTAL COMMON STOCKS —
(Cost $12,004,392)		12,356,847

SHORT TERM INVESTMENTS — 20.1%
MONEY MARKET FUNDS — 20.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,463,961	2,463,961
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	29,532	29,532

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,493,493)		2,493,493

TOTAL INVESTMENTS — 119.7% (h)
(Cost $14,497,885)		14,850,340
OTHER ASSETS & LIABILITIES — (19.7)%		(2,448,477)

NET ASSETS — 100.0%		$12,401,863

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 6.4%
General Dynamics Corp. (a)	2,414	$333,011
Honeywell International, Inc.	5,584	528,749
Northrop Grumman Corp.	2,298	381,353
Rockwell Collins, Inc. (a)	1,840	150,586
United Technologies Corp.	4,378	389,598

		1,783,297

BANKS — 5.4%
Fifth Third Bancorp (a)	22,653	428,368
People’s United Financial, Inc. (a)	13,807	217,184
SunTrust Banks, Inc. (a)	523	20,000
U.S. Bancorp (a)	12,987	532,597
Wells Fargo & Co.	5,868	301,322

		1,499,471

BEVERAGES — 3.4%
Coca-Cola Co. (a)	9,163	367,620
PepsiCo, Inc.	5,965	562,499

		930,119

CHEMICALS — 1.9%
Praxair, Inc. (a)	1,746	177,848
Sigma-Aldrich Corp.	2,424	336,742

		514,590

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Tyco International PLC (a)	3,220	107,741

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. (Class B) (b)	2,948	384,419

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	16,691	543,793

ELECTRIC UTILITIES — 1.6%
NextEra Energy, Inc.	4,581	446,877

FOOD & STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	2,420	349,859
CVS Health Corp.	3,300	318,384

		668,243

FOOD PRODUCTS — 3.6%
General Mills, Inc. (a)	9,673	542,946
J.M. Smucker Co.	3,961	451,910

		994,856

HEALTH CARE EQUIPMENT & SUPPLIES — 6.8%
Abbott Laboratories	11,476	461,565
Baxter International, Inc.	14,461	475,044
Becton, Dickinson and Co. (a)	339	44,972
Medtronic PLC	7,551	505,464
Stryker Corp. (a)	696	65,493
Teleflex, Inc. (a)	2,693	334,497

		1,887,035

HEALTH CARE PROVIDERS & SERVICES — 3.6%
AmerisourceBergen Corp.	4,820	457,852
Henry Schein, Inc. (a)(b)	3,968	526,633

		984,485

HOTELS, RESTAURANTS & LEISURE — 2.0%
McDonald’s Corp.	5,676	559,256

HOUSEHOLD PRODUCTS — 1.9%
Procter & Gamble Co. (a)	7,274	523,292

INDUSTRIAL CONGLOMERATES — 3.3%
3M Co. (a)	3,540	501,866
General Electric Co. (a)	16,369	412,826

		914,692

INSURANCE — 15.7%
ACE, Ltd. (a)	5,362	554,431
Aflac, Inc. (a)	9,430	548,166
Allstate Corp.	7,775	452,816
Arch Capital Group, Ltd. (a)(b)	3,493	256,631
Endurance Specialty Holdings, Ltd.	4,296	262,185
Marsh & McLennan Cos., Inc. (a)	10,048	524,707
Progressive Corp. (a)	12,496	382,877
Torchmark Corp. (a)	5,210	293,844
Travelers Cos., Inc. (a)	5,438	541,244
XL Group PLC (a)	14,672	532,887

		4,349,788

IT SERVICES — 5.5%
Accenture PLC (Class A) (a)	1,290	126,755
Automatic Data Processing, Inc. (a)	4,538	364,674
DST Systems, Inc. (a)	130	13,668
Fiserv, Inc. (a)(b)	6,301	545,730
Paychex, Inc. (a)	10,139	482,920

		1,533,747

MACHINERY — 0.6%
Illinois Tool Works, Inc. (a)	1,919	157,953

MEDIA — 3.8%
Comcast Corp. (Class A) (a)	9,522	541,611
Walt Disney Co. (a)	4,920	502,824

		1,044,435

MULTI-UTILITIES — 0.5%
Sempra Energy (a)	1,393	134,731

OIL, GAS & CONSUMABLE FUELS — 0.9%
Exxon Mobil Corp. (a)	3,343	248,552

PAPER & FOREST PRODUCTS — 1.4%
Weyerhaeuser Co.	14,007	382,951

PHARMACEUTICALS — 3.6%
Johnson & Johnson	5,131	478,979
Pfizer, Inc.	16,887	530,421

		1,009,400

REAL ESTATE INVESTMENT TRUSTS — 13.1%
American Tower Corp.	4,567	401,805
Annaly Capital Management, Inc. (a)	6,020	59,417
Boston Properties, Inc.	121	14,326
Corrections Corp. of America	3,774	111,484
Crown Castle International Corp.	1,202	94,802
DDR Corp. (a)	27,244	419,013
Equinix, Inc.	1,293	353,506
Host Hotels & Resorts, Inc. (a)	24,919	393,969
Lamar Advertising Co. (Class A) (a)	9,924	517,834
ProLogis, Inc. (a)	6,796	264,365
Public Storage	1,613	341,359
Simon Property Group, Inc.	260	47,767
Starwood Property Trust, Inc. (a)	25,459	522,419
Two Harbors Investment Corp.	10,130	89,347

		3,631,413

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

SOFTWARE — 3.0%
Cadence Design Systems, Inc. (a)(b)	17,160	$354,869
Intuit, Inc.	5,222	463,452

		818,321

SPECIALTY RETAIL — 2.0%
Home Depot, Inc. (a)	4,747	548,231

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Apple, Inc.	3,725	410,868

TOBACCO — 1.8%
Altria Group, Inc.	9,243	502,819

TOTAL COMMON STOCKS —
(Cost $27,700,516)		27,515,375

SHORT TERM INVESTMENTS — 17.4%
MONEY MARKET FUNDS — 17.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,739,445	4,739,445
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	66,061	66,061

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,805,506)		4,805,506

TOTAL INVESTMENTS — 116.9% (f)
(Cost $32,506,022)		32,320,881
OTHER ASSETS & LIABILITIES — (16.9)%		(4,664,261)

NET ASSETS — 100.0%		$27,656,620

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.9%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	212	$3,430
Curtiss-Wright Corp. (a)	9,013	562,592
Esterline Technologies Corp. (b)	1,530	109,992
Moog, Inc. (Class A) (b)	145	7,840
TASER International, Inc. (a)(b)	79	1,740
Teledyne Technologies, Inc. (a)(b)	6,518	588,575

		1,274,169

AIR FREIGHT & LOGISTICS — 0.0% (c)
Echo Global Logistics, Inc. (b)	56	1,097
Forward Air Corp.	279	11,576

		12,673

AIRLINES — 0.2%
Hawaiian Holdings, Inc. (a)(b)	169	4,171
Republic Airways Holdings, Inc. (b)	7,273	42,038

		46,209

AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc. (a)(b)	25,890	516,247
Drew Industries, Inc.	73	3,986

		520,233

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc. (a)	161	3,083

BANKS — 17.6%
BancorpSouth, Inc. (a)	191	4,540
Banner Corp.	5,184	247,640
BBCN Bancorp, Inc.	314	4,716
Berkshire Hills Bancorp, Inc.	273	7,518
Cardinal Financial Corp.	422	9,710
Central Pacific Financial Corp.	405	8,493
Chemical Financial Corp.	197	6,373
City Holding Co.	1,612	79,472
Columbia Banking System, Inc. (a)	15,513	484,161
Community Bank System, Inc.	174	6,468
CVB Financial Corp. (a)	38,441	641,965
F.N.B. Corp. (a)	368	4,766
First Commonwealth Financial Corp.	61,389	558,026
First Financial Bancorp	9,884	188,587
First Financial Bankshares, Inc. (a)	91	2,892
First Midwest Bancorp, Inc.	296	5,192
FirstMerit Corp.	206	3,640
Flushing Financial Corp.	278	5,566
Glacier Bancorp, Inc.	4,588	121,077
Green Bancorp, Inc. (b)	5,188	59,454
Hancock Holding Co. (a)	2,267	61,322
HomeTrust Bancshares, Inc. (a)(b)	13,934	258,476
Independent Bank Corp.	2,074	30,612
Independent Bank Corp.-Massachusetts	14,096	649,826
Investors Bancorp, Inc.	52,577	648,800
Lakeland Financial Corp. (a)	179	8,082
MB Financial, Inc. (a)	179	5,843
Metro Bancorp, Inc.	3,364	98,868
National Penn Bancshares, Inc.	518	6,086
NBT Bancorp, Inc. (a)	234	6,304
Old National Bancorp	154	2,145
Pinnacle Financial Partners, Inc.	55	2,718
Prosperity Bancshares, Inc.	271	13,309
Renasant Corp. (a)	170	5,584
South State Corp. (a)	90	6,918
Southwest Bancorp, Inc.	10,095	165,659
State Bank Financial Corp.	408	8,437
Sterling Bancorp	8,188	121,756
Trico Bancshares	3,806	93,513
Trustmark Corp. (a)	22,409	519,217
Umpqua Holdings Corp. (a)	250	4,075
Union Bankshares Corp.	199	4,776
United Bankshares, Inc. (a)	153	5,812
Valley National Bancorp (a)	333	3,277
Webster Financial Corp. (a)	96	3,420
Westamerica Bancorp. (a)	11,639	517,237
Wintrust Financial Corp.	135	7,213

		5,709,541

BIOTECHNOLOGY — 0.7%
Abeona Therapeutics, Inc. (b)	2,157	8,736
Achillion Pharmaceuticals, Inc. (a)(b)	266	1,838
Advaxis, Inc. (a)(b)	266	2,721
Aegerion Pharmaceuticals, Inc. (a)(b)	105	1,428
Agenus, Inc. (a)(b)	325	1,495
Alder Biopharmaceuticals, Inc. (a)(b)	54	1,769
Amicus Therapeutics, Inc. (a)(b)	160	2,238
Anthera Pharmaceuticals, Inc. (b)	449	2,734
ARIAD Pharmaceuticals, Inc. (a)(b)	201	1,174
Arrowhead Research Corp. (a)(b)	301	1,734
BioCryst Pharmaceuticals, Inc. (b)	122	1,391
Celldex Therapeutics, Inc. (a)(b)	67	706
CTI BioPharma Corp. (a)(b)	1,641	2,396
Dynavax Technologies Corp. (b)	78	1,914
Exact Sciences Corp. (a)(b)	55	989
Exelixis, Inc. (a)(b)	616	3,456
Halozyme Therapeutics, Inc. (b)	75	1,007
Idera Pharmaceuticals, Inc. (b)	530	1,776
Ignyta, Inc. (a)(b)	269	2,362
ImmunoGen, Inc. (b)	235	2,256
Immunomedics, Inc. (a)(b)	477	820
Infinity Pharmaceuticals, Inc. (a)(b)	170	1,437
Inovio Pharmaceuticals, Inc. (a)(b)	236	1,364
Ironwood Pharmaceuticals, Inc. (a)(b)	139	1,448
KYTHERA Biopharmaceuticals, Inc. (b)	55	4,124
MannKind Corp. (a)(b)	383	1,229
Mirati Therapeutics, Inc. (b)	64	2,203
Momenta Pharmaceuticals, Inc. (a)(b)	75	1,231
Northwest Biotherapeutics, Inc. (a)(b)	174	1,088
Oncothyreon, Inc. (a)(b)	1,723	4,721
Orexigen Therapeutics, Inc. (a)(b)	447	943
Organovo Holdings, Inc. (a)(b)	2,953	7,914
OvaScience, Inc. (a)(b)	74	628
Progenics Pharmaceuticals, Inc. (a)(b)	264	1,510
Raptor Pharmaceutical Corp. (b)	119	720
Regulus Therapeutics, Inc. (a)(b)	263	1,720
Retrophin, Inc. (b)	65	1,317
Sangamo Biosciences, Inc. (a)(b)	20,511	115,682
Sarepta Therapeutics, Inc. (a)(b)	87	2,794
Sorrento Therapeutics, Inc. (a)(b)	125	1,049
Synergy Pharmaceuticals, Inc. (a)(b)	3,490	18,497
TG Therapeutics, Inc. (a)(b)	115	1,159
Tobira Therapeutics, Inc. (a)(b)	267	2,579
Trovagene, Inc. (b)	278	1,582
Vanda Pharmaceuticals, Inc. (a)(b)	174	1,963

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

XOMA Corp. (a)(b)	610	$459
ZIOPHARM Oncology, Inc. (a)(b)	218	1,964

		226,265

BUILDING PRODUCTS — 0.0% (c)
Quanex Building Products Corp.	367	6,669
Simpson Manufacturing Co., Inc.	127	4,253

		10,922

CAPITAL MARKETS — 0.3%
Evercore Partners, Inc. (Class A) (a)	2,112	106,107
Stifel Financial Corp. (a)(b)	58	2,442
WisdomTree Investments, Inc. (a)	96	1,548

		110,097

CHEMICALS — 4.3%
Calgon Carbon Corp.	11,905	185,480
Chemtura Corp. (b)	11,809	337,974
Core Molding Technologies, Inc. (a)(b)	103	1,900
H.B. Fuller Co.	619	21,009
Minerals Technologies, Inc.	4,307	207,425
Olin Corp. (a)	422	7,094
Sensient Technologies Corp.	10,062	616,801
Stepan Co.	37	1,539

		1,379,222

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc. (a)	250	6,827
Deluxe Corp.	1,801	100,388
Essendant, Inc. (a)	9,563	310,128
G & K Services, Inc. (Class A)	44	2,931
Healthcare Services Group, Inc. (a)	198	6,673
Knoll, Inc.	11,303	248,440
Matthews International Corp. (Class A) (a)	733	35,895

		711,282

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Applied Optoelectronics, Inc. (a)(b)	161	3,024
CalAmp Corp. (b)	118	1,899
Ciena Corp. (b)	94	1,948
Novatel Wireless, Inc. (b)	750	1,657
Ruckus Wireless, Inc. (a)(b)	174	2,067

		10,595

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	1,255	55,534

CONSTRUCTION MATERIALS — 0.0% (c)
US Concrete, Inc. (a)(b)	72	3,441

DISTRIBUTORS — 2.0%
Pool Corp. (a)	8,991	650,049

DIVERSIFIED CONSUMER SERVICES — 0.1%
Weight Watchers International, Inc. (a)(b)	5,070	32,347

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Cogent Communications Holdings, Inc. (a)	64	1,738

ELECTRIC UTILITIES — 5.4%
ALLETE, Inc.	481	24,286
Cleco Corp.	8,357	444,926
IDACORP, Inc. (a)	10,094	653,183
Portland General Electric Co.	17,293	639,322

		1,761,717

ELECTRICAL EQUIPMENT — 0.0% (c)
Enphase Energy, Inc. (a)(b)	520	1,924

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Anixter International, Inc. (a)(b)	403	23,286
Belden, Inc.	7,467	348,634
Coherent, Inc. (b)	1,269	69,414
InvenSense, Inc. (b)	120	1,115
Scansource, Inc. (b)	55	1,950

		444,399

ENERGY EQUIPMENT & SERVICES — 0.0% (c)
SEACOR Holdings, Inc. (a)(b)	106	6,340
US Silica Holdings, Inc. (a)	89	1,254

		7,594

FOOD & STAPLES RETAILING — 0.0% (c)
Fresh Market, Inc. (a)(b)	75	1,694
SUPERVALU, Inc. (b)	315	2,262

		3,956

FOOD PRODUCTS — 0.4%
Cal-Maine Foods, Inc. (a)	2,101	114,736

GAS UTILITIES — 3.9%
Laclede Group, Inc. (a)	10,976	598,521
Northwest Natural Gas Co. (a)	9,673	443,410
Piedmont Natural Gas Co., Inc. (a)	187	7,493
South Jersey Industries, Inc.	7,527	190,057
Southwest Gas Corp.	134	7,815

		1,247,296

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Accuray, Inc. (b)	286	1,429
Greatbatch, Inc. (a)(b)	1,634	92,190
Integra LifeSciences Holdings Corp. (a)(b)	1,863	110,942
Meridian Bioscience, Inc.	1,523	26,043
Rockwell Medical, Inc. (a)(b)	142	1,095
STERIS Corp. (a)	1,119	72,701
West Pharmaceutical Services, Inc. (a)	7,349	397,728
Zeltiq Aesthetics, Inc. (b)	69	2,210

		704,338

HEALTH CARE PROVIDERS & SERVICES — 2.3%
AMN Healthcare Services, Inc. (b)	1,718	51,557
AmSurg Corp. (a)(b)	3,294	255,977
HealthSouth Corp. (a)	1,371	52,605
IPC Healthcare, Inc. (a)(b)	407	31,620
Owens & Minor, Inc. (a)	10,722	342,461

		734,220

HEALTH CARE TECHNOLOGY — 0.0% (c)
Castlight Health, Inc. (Class B) (a)(b)	617	2,591

HOTELS, RESTAURANTS & LEISURE — 3.2%
Belmond, Ltd. (Class A) (b)	28,819	291,360
Cheesecake Factory, Inc. (a)	1,397	75,382
Churchill Downs, Inc.	4,765	637,605
Jamba, Inc. (a)(b)	125	1,781
Krispy Kreme Doughnuts, Inc. (b)	84	1,229
Marriott Vacations Worldwide Corp.	54	3,680

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Morgans Hotel Group Co. (a)(b)	4,756	$15,790
Papa Murphy’s Holdings, Inc. (a)(b)	106	1,556
Sonic Corp.	57	1,308
Texas Roadhouse, Inc. (a)	251	9,337
Zoe’s Kitchen, Inc. (a)(b)	70	2,764

		1,041,792

HOUSEHOLD DURABLES — 0.0% (c)
Hovnanian Enterprises, Inc. (Class A) (a)(b)	3,104	5,494

HOUSEHOLD PRODUCTS — 0.1%
WD-40 Co.	271	24,138

INSURANCE — 8.2%
American Equity Investment Life Holding Co. (a)	5,335	124,359
CNO Financial Group, Inc. (a)	34,976	657,899
Greenlight Capital Re, Ltd. (Class A) (a)(b)	4,359	97,119
Horace Mann Educators Corp. (a)	162	5,382
Navigators Group, Inc. (b)	2,684	209,298
OneBeacon Insurance Group, Ltd. (Class A)	10,936	153,541
Primerica, Inc. (a)	12,747	574,507
RLI Corp. (a)	11,837	633,635
Safety Insurance Group, Inc. (a)	3,555	192,503
Selective Insurance Group, Inc.	207	6,429

		2,654,672

INTERNET & CATALOG RETAIL — 0.6%
Blue Nile, Inc. (b)	66	2,214
EVINE Live, Inc. (b)	36,005	94,333
NutriSystem, Inc.	71	1,883
PetMed Express, Inc. (a)	5,375	86,537
zulily, Inc. (Class A) (b)	168	2,923

		187,890

INTERNET SOFTWARE & SERVICES — 0.0% (c)
Angie’s List, Inc. (a)(b)	516	2,601
GrubHub, Inc. (a)(b)	43	1,046
TrueCar, Inc. (a)(b)	152	792

		4,439

IT SERVICES — 2.3%
CACI International, Inc. (Class A) (b)	4,134	305,792
Convergys Corp. (a)	292	6,748
CSG Systems International, Inc. (a)	148	4,558
Forrester Research, Inc. (a)	109	3,427
Syntel, Inc. (b)	9,554	432,892
Unisys Corp. (b)	135	1,607

		755,024

LEISURE PRODUCTS — 0.0% (c)
Malibu Boats, Inc. (Class A) (b)	124	1,734
Smith & Wesson Holding Corp. (b)	152	2,564

		4,298

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Sequenom, Inc. (a)(b)	1,204	2,107

MACHINERY — 4.5%
Albany International Corp. (Class A)	62	1,774
Barnes Group, Inc.	77	2,776
Briggs & Stratton Corp. (a)	231	4,460
CLARCOR, Inc. (a)	11,032	526,006
ESCO Technologies, Inc.	106	3,805
Hillenbrand, Inc. (a)	19,415	504,984
John Bean Technologies Corp. (a)	10,311	394,396
Meritor, Inc. (a)(b)	155	1,648
Mueller Industries, Inc.	64	1,893
Navistar International Corp. (a)(b)	58	738
Watts Water Technologies, Inc. (Class A) (a)	70	3,697

		1,446,177

MEDIA — 0.3%
Loral Space & Communications, Inc. (b)	1,735	81,684
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	452	2,694

		84,378

METALS & MINING — 0.0% (c)
AK Steel Holding Corp. (a)(b)	2,398	5,779

MULTI-UTILITIES — 3.3%
Avista Corp. (a)	18,722	622,507
Black Hills Corp.	3,147	130,097
NorthWestern Corp. (a)	5,975	321,634

		1,074,238

MULTILINE RETAIL — 0.0% (c)
Big Lots, Inc. (a)	48	2,300
Burlington Stores, Inc. (a)(b)	49	2,501

		4,801

OIL, GAS & CONSUMABLE FUELS — 0.5%
Pacific Ethanol, Inc. (a)(b)	218	1,415
SemGroup Corp.(Class A) (a)	3,543	153,199
Uranium Energy Corp. (a)(b)	1,585	1,585

		156,199

PAPER & FOREST PRODUCTS — 0.0% (c)
Neenah Paper, Inc.	119	6,935

PERSONAL PRODUCTS — 0.4%
Natural Health Trends Corp. (a)	1,406	45,948
Synutra International, Inc. (b)	17,701	84,080

		130,028

PHARMACEUTICALS — 0.1%
Aerie Pharmaceuticals, Inc. (a)(b)	619	10,981
BioDelivery Sciences International, Inc. (a)(b)	373	2,074
Cempra, Inc. (a)(b)	53	1,476
Depomed, Inc. (a)(b)	82	1,546
Omeros Corp. (a)(b)	105	1,151
Pernix Therapeutics Holdings (a)(b)	457	1,444
POZEN, Inc. (b)	294	1,715
Supernus Pharmaceuticals, Inc. (a)(b)	184	2,582
Zogenix, Inc. (b)	209	2,821

		25,790

PROFESSIONAL SERVICES — 0.1%
Barrett Business Services, Inc. (a)	73	3,134
CBIZ, Inc. (a)(b)	453	4,448
CEB, Inc. (a)	377	25,764
Exponent, Inc. (a)	178	7,932

		41,278

REAL ESTATE INVESTMENT TRUSTS — 18.1%
Acadia Realty Trust (a)	459	13,802

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Agree Realty Corp.	1,123	$33,522
American Assets Trust, Inc.	183	7,477
Apollo Commercial Real Estate Finance, Inc. (a)	7,235	113,662
Ares Commercial Real Estate Corp. (a)	1,027	12,314
Capstead Mortgage Corp.	51,955	513,835
Chesapeake Lodging Trust	292	7,610
Colony Capital, Inc. (Class A)	9,221	180,363
Cousins Properties, Inc. (a)	628	5,790
CubeSmart (a)	3,101	84,378
CyrusOne, Inc. (a)	321	10,484
DCT Industrial Trust, Inc.	249	8,381
DiamondRock Hospitality Co.	9,732	107,539
EastGroup Properties, Inc.	186	10,077
Education Realty Trust, Inc.	270	8,897
First Industrial Realty Trust, Inc. (a)	1,803	37,773
Gladstone Commercial Corp. (a)	3,106	43,826
Government Properties Income Trust (a)	25,090	401,440
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	596	10,263
Highwoods Properties, Inc.	1,703	65,991
Hudson Pacific Properties, Inc.	248	7,140
Inland Real Estate Corp.	713	5,775
Investors Real Estate Trust	858	6,641
LaSalle Hotel Properties (a)	6,773	192,285
Lexington Realty Trust	598	4,844
Monmouth Real Estate Investment Corp.(Class A)	1,107	10,793
Parkway Properties, Inc.	293	4,559
Pebblebrook Hotel Trust (a)	12,462	441,778
Pennsylvania Real Estate Investment Trust	16,662	330,407
Potlatch Corp.	183	5,269
PS Business Parks, Inc.	7,974	632,976
Ramco-Gershenson Properties Trust (a)	7,706	115,667
Resource Capital Corp. (a)	16,758	187,187
Retail Opportunity Investments Corp. (a)	20,691	342,229
RLJ Lodging Trust (a)	609	15,389
Ryman Hospitality Properties	11,481	565,210
Select Income REIT (a)	220	4,182
Silver Bay Realty Trust Corp.	27,438	439,282
STAG Industrial, Inc. (a)	337	6,137
Strategic Hotels & Resorts, Inc. (b)	23,487	323,886
Summit Hotel Properties, Inc.	621	7,247
Sunstone Hotel Investors, Inc.	36,025	476,611
UMH Properties, Inc. (a)	2,584	24,031
Urstadt Biddle Properties, Inc. (Class A)	528	9,895
Washington Real Estate Investment Trust (a)	323	8,052
Whitestone REIT (a)	882	10,169

		5,855,065

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Altisource Portfolio Solutions SA (b)	162	3,862

ROAD & RAIL — 0.1%
Knight Transportation, Inc. (a)	242	5,808
Werner Enterprises, Inc. (a)	985	24,723
YRC Worldwide, Inc. (b)	326	4,323

		34,854

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Applied Micro Circuits Corp. (b)	258	1,370
Integrated Device Technology, Inc. (a)(b)	72	1,462
Integrated Silicon Solution, Inc.	79	1,698
MaxLinear, Inc. (Class A) (b)	159	1,978
Microsemi Corp. (a)(b)	9,704	318,485
MKS Instruments, Inc.	108	3,621
NeoPhotonics Corp. (b)	245	1,668
Sigma Designs, Inc. (a)(b)	173	1,192

		331,474

SOFTWARE — 0.2%
ACI Worldwide, Inc. (a)(b)	152	3,210
Covisint Corp. (b)	16	34
Fair Isaac Corp.	53	4,479
Gigamon, Inc. (b)	57	1,141
Glu Mobile, Inc. (b)	349	1,525
Infoblox, Inc. (a)(b)	65	1,039
Mentor Graphics Corp.	234	5,763
Qualys, Inc. (a)(b)	47	1,338
RingCentral, Inc. (Class A) (b)	110	1,997
Rubicon Project, Inc. (a)(b)	95	1,380
Take-Two Interactive Software, Inc. (a)(b)	64	1,839
TiVo, Inc. (a)(b)	440	3,810
VASCO Data Security International, Inc. (a)(b)	94	1,602
Verint Systems, Inc. (a)(b)	74	3,193
VirnetX Holding Corp. (b)	6,500	23,140
Xura, Inc. (a)(b)	93	2,081

		57,571

SPECIALTY RETAIL — 0.3%
Abercrombie & Fitch Co. (Class A) (a)	86	1,822
American Eagle Outfitters, Inc. (a)	100	1,563
Conn’s, Inc. (a)(b)	53	1,274
Express, Inc. (b)	2,033	36,330
Five Below, Inc. (a)(b)	56	1,881
Francesca’s Holdings Corp. (a)(b)	187	2,287
Lumber Liquidators Holdings, Inc. (a)(b)	4,198	55,162
Pier 1 Imports, Inc. (a)	189	1,304
Zumiez, Inc. (a)(b)	72	1,125

		102,748

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (c)
Avid Technology, Inc. (b)	198	1,576
Electronics for Imaging, Inc. (a)(b)	89	3,852
Nimble Storage, Inc. (a)(b)	56	1,351
Violin Memory, Inc. (a)(b)	1,016	1,402

		8,181

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (c)
Vera Bradley, Inc. (a)(b)	186	2,346
Vince Holding Corp. (a)(b)	208	713

		3,059

THRIFTS & MORTGAGE FINANCE — 4.1%
Astoria Financial Corp.	229	3,687
BofI Holding, Inc. (a)(b)	883	113,757
Brookline Bancorp, Inc. (a)	30,406	308,317

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Capitol Federal Financial, Inc. (a)	53,266	$645,584
Clifton Bancorp, Inc. (a)	11,704	162,451
Dime Community Bancshares	3,160	53,404
Northfield Bancorp, Inc. (a)	995	15,134
Northwest Bancshares, Inc.	817	10,621
Oritani Financial Corp. (a)	510	7,966
Provident Financial Services, Inc.	332	6,474
TrustCo Bank Corp. NY	1,169	6,827
Waterstone Financial, Inc. (a)	369	4,974

		1,339,196

TOBACCO — 2.0%
Vector Group, Ltd.	28,280	639,405

TRADING COMPANIES & DISTRIBUTORS — 1.4%
Aircastle, Ltd. (a)	2,933	60,449
Applied Industrial Technologies, Inc. (a)	7,176	273,764
Beacon Roofing Supply, Inc. (b)	120	3,899
Kaman Corp. (a)	2,822	101,169

		439,281

WATER UTILITIES — 0.2%
Connecticut Water Service, Inc.	241	8,801
Middlesex Water Co.	1,888	45,010

		53,811

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
NTELOS Holdings Corp. (b)	1,374	12,407

TOTAL COMMON STOCKS —
(Cost $33,533,757)		32,316,542

SHORT TERM INVESTMENTS — 21.1%
MONEY MARKET FUNDS — 21.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	6,778,928	6,778,928
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	65,452	65,452

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,844,380)		6,844,380

TOTAL INVESTMENTS — 120.8% (g)
(Cost $40,378,137)		39,160,922
OTHER ASSETS & LIABILITIES — (20.8)%		(6,744,232)

NET ASSETS — 100.0%		$32,416,690

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.2%
B/E Aerospace, Inc.	8	$351
Boeing Co.	383	50,154
General Dynamics Corp.	125	17,244
Honeywell International, Inc.	322	30,490
L-3 Communications Holdings, Inc.	16	1,672
Lockheed Martin Corp.	159	32,962
Northrop Grumman Corp.	88	14,604
Precision Castparts Corp.	12	2,757
Raytheon Co.	142	15,515
Rockwell Collins, Inc.	62	5,074
Textron, Inc.	32	1,204
TransDigm Group, Inc. (a)	2	425
United Technologies Corp.	79	7,030

		179,482

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	78	5,287
Expeditors International of Washington, Inc.	90	4,235
FedEx Corp.	30	4,319
United Parcel Service, Inc. (Class B)	296	29,212

		43,053

AIRLINES — 0.1%
American Airlines Group, Inc.	14	544
Delta Air Lines, Inc.	37	1,660
Southwest Airlines Co.	12	456
United Continental Holdings, Inc. (a)	12	637

		3,297

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	12	1,308
BorgWarner, Inc.	22	915
Delphi Automotive PLC	161	12,243
Goodyear Tire & Rubber Co.	170	4,986
Johnson Controls, Inc.	86	3,557
Lear Corp.	14	1,523

		24,532

AUTOMOBILES — 0.5%
Ford Motor Co.	869	11,792
General Motors Co.	519	15,580
Harley-Davidson, Inc.	16	879

		28,251

BANKS — 3.9%
Bank of America Corp.	1,807	28,153
BB&T Corp.	147	5,233
CIT Group, Inc.	42	1,681
Citigroup, Inc.	714	35,421
Citizens Financial Group, Inc.	115	2,744
Comerica, Inc.	32	1,315
Fifth Third Bancorp	176	3,328
First Republic Bank	18	1,130
Huntington Bancshares, Inc.	142	1,505
JPMorgan Chase & Co.	689	42,008
KeyCorp	174	2,264
M&T Bank Corp.	36	4,390
People’s United Financial, Inc.	60	944
PNC Financial Services Group, Inc.	108	9,634
Regions Financial Corp.	357	3,217
SunTrust Banks, Inc.	106	4,053
U.S. Bancorp	476	19,521
Wells Fargo & Co.	1,016	52,172

		218,713

BEVERAGES — 2.6%
Brown-Forman Corp. (Class B)	54	5,233
Coca-Cola Co.	762	30,572
Coca-Cola Enterprises, Inc.	23	1,112
Constellation Brands, Inc. (Class A)	14	1,753
Dr. Pepper Snapple Group, Inc.	82	6,482
Molson Coors Brewing Co. (Class B)	16	1,328
Monster Beverage Corp. (a)	67	9,054
PepsiCo, Inc.	936	88,265

		143,799

BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	68	3,700
Alexion Pharmaceuticals, Inc. (a)	84	13,137
Alkermes PLC (a)	2	117
Amgen, Inc.	51	7,054
Baxalta, Inc.	290	9,138
Biogen, Inc. (a)	104	30,348
BioMarin Pharmaceutical, Inc. (a)	2	211
Celgene Corp. (a)	306	33,100
Gilead Sciences, Inc.	704	69,126
Regeneron Pharmaceuticals, Inc. (a)	2	930
United Therapeutics Corp. (a)	20	2,625
Vertex Pharmaceuticals, Inc. (a)	2	208

		169,694

BUILDING PRODUCTS — 0.0% (b)
Fortune Brands Home & Security, Inc.	12	570
Masco Corp.	22	554

		1,124

CAPITAL MARKETS — 1.1%
Affiliated Managers Group, Inc. (a)	2	342
Ameriprise Financial, Inc.	16	1,746
Bank of New York Mellon Corp.	161	6,303
BlackRock, Inc.	10	2,975
Charles Schwab Corp.	58	1,656
E*TRADE Financial Corp. (a)	34	895
Eaton Vance Corp.	54	1,805
Franklin Resources, Inc.	184	6,856
Goldman Sachs Group, Inc.	74	12,858
Invesco, Ltd.	36	1,124
Legg Mason, Inc.	10	416
Morgan Stanley	196	6,174
Northern Trust Corp.	24	1,636
Raymond James Financial, Inc.	12	596
SEI Investments Co.	68	3,280
State Street Corp. (c)	62	4,167
T. Rowe Price Group, Inc.	124	8,618
TD Ameritrade Holding Corp.	14	446

		61,893

CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	16	2,041
Airgas, Inc.	6	536
Albemarle Corp.	9	397
Ashland, Inc.	8	805
Celanese Corp. (Series A)	18	1,065
CF Industries Holdings, Inc.	30	1,347

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Dow Chemical Co.	156	$6,614
E. I. du Pont de Nemours & Co.	82	3,952
Eastman Chemical Co.	20	1,294
Ecolab, Inc.	142	15,580
FMC Corp.	12	407
International Flavors & Fragrances, Inc.	34	3,511
LyondellBasell Industries NV (Class A)	241	20,090
Monsanto Co.	291	24,834
Mosaic Co.	50	1,556
PPG Industries, Inc.	20	1,754
Praxair, Inc.	162	16,501
Sherwin-Williams Co.	77	17,154
Sigma-Aldrich Corp.	177	24,589
Westlake Chemical Corp.	22	1,142

		145,169

COMMERCIAL SERVICES & SUPPLIES — 1.1%
ADT Corp.	30	897
Cintas Corp.	8	686
Republic Services, Inc.	346	14,255
Stericycle, Inc. (a)	178	24,797
Tyco International PLC	28	937
Waste Management, Inc.	418	20,821

		62,393

COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	767	20,134
F5 Networks, Inc. (a)	32	3,706
Harris Corp.	61	4,462
Juniper Networks, Inc.	44	1,131
Motorola Solutions, Inc.	219	14,975
QUALCOMM, Inc.	892	47,927

		92,335

CONSTRUCTION & ENGINEERING — 0.1%
Chicago Bridge & Iron Co. NV	20	793
Fluor Corp.	30	1,271
Jacobs Engineering Group, Inc. (a)	24	898
Quanta Services, Inc. (a)	24	581

		3,543

CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	2	304
Vulcan Materials Co.	8	714

		1,018

CONSUMER FINANCE — 0.4%
Ally Financial, Inc. (a)	146	2,976
American Express Co.	94	6,968
Capital One Financial Corp.	123	8,920
Discover Financial Services	58	3,016
Navient Corp.	72	809
Synchrony Financial (a)	18	563

		23,252

CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	12	679
Ball Corp.	14	871
Crown Holdings, Inc. (a)	16	732
Packaging Corp. of America	9	541
Sealed Air Corp.	12	562
WestRock Co.	36	1,852

		5,237

DISTRIBUTORS — 0.2%
Genuine Parts Co.	103	8,538
LKQ Corp. (a)	22	624

		9,162

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	167	6,045

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Berkshire Hathaway, Inc. (Class B) (a)	319	41,598
CME Group, Inc.	89	8,254
Intercontinental Exchange, Inc.	6	1,410
Leucadia National Corp.	60	1,216
McGraw Hill Financial, Inc.	4	346
Moody’s Corp.	6	589
Nasdaq, Inc.	16	853
Voya Financial, Inc.	68	2,636

		56,902

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	1,860	60,599
CenturyLink, Inc.	149	3,743
Frontier Communications Corp.	168	798
Level 3 Communications, Inc. (a)	10	437
Verizon Communications, Inc.	972	42,291

		107,868

ELECTRIC UTILITIES — 2.3%
American Electric Power Co., Inc.	70	3,980
Duke Energy Corp.	442	31,798
Edison International	54	3,406
Entergy Corp.	34	2,213
Eversource Energy	34	1,721
Exelon Corp.	154	4,574
FirstEnergy Corp.	82	2,567
NextEra Energy, Inc.	154	15,023
OGE Energy Corp.	22	602
Pepco Holdings, Inc.	416	10,076
Pinnacle West Capital Corp.	14	898
PPL Corp.	88	2,894
Southern Co.	652	29,144
Xcel Energy, Inc.	568	20,113

		129,009

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	3	527
AMETEK, Inc.	16	837
Eaton Corp. PLC	56	2,873
Emerson Electric Co.	322	14,222
Rockwell Automation, Inc.	66	6,697
Sensata Technologies Holding NV (a)	6	266

		25,422

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A)	18	917
Arrow Electronics, Inc. (a)	30	1,658
Avnet, Inc.	46	1,963
Corning, Inc.	194	3,321
Flextronics International, Ltd. (a)	166	1,750
FLIR Systems, Inc.	12	336
Mettler-Toledo International, Inc. (a)	16	4,556
TE Connectivity, Ltd.	182	10,900

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Trimble Navigation, Ltd. (a)	16	$263

		25,664

ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes, Inc.	66	3,435
Cameron International Corp. (a)	24	1,472
Core Laboratories NV	2	200
Ensco PLC (Class A)	60	845
FMC Technologies, Inc. (a)	106	3,286
Halliburton Co.	118	4,171
Helmerich & Payne, Inc.	52	2,458
Nabors Industries, Ltd.	74	699
National Oilwell Varco, Inc.	96	3,614
Oceaneering International, Inc.	50	1,964
Schlumberger, Ltd.	122	8,414
Weatherford International PLC (a)	94	797

		31,355

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	229	33,107
CVS Health Corp.	204	19,682
Kroger Co.	172	6,204
Rite Aid Corp. (a)	162	983
Sysco Corp.	216	8,417
Wal-Mart Stores, Inc.	632	40,979
Walgreens Boots Alliance, Inc.	71	5,900
Whole Foods Market, Inc.	26	823

		116,095

FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.	134	5,554
Bunge, Ltd.	44	3,225
Campbell Soup Co.	210	10,643
ConAgra Foods, Inc.	48	1,944
General Mills, Inc.	532	29,861
Hershey Co.	209	19,203
Hormel Foods Corp.	63	3,989
J.M. Smucker Co.	22	2,510
Kellogg Co.	111	7,387
Keurig Green Mountain, Inc.	48	2,503
Kraft Heinz Co.	33	2,329
McCormick & Co., Inc.	241	19,805
Mead Johnson Nutrition Co.	84	5,914
Mondelez International, Inc. (Class A)	327	13,692
Tyson Foods, Inc. (Class A)	54	2,327

		130,886

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	619	24,896
Baxter International, Inc.	290	9,527
Becton, Dickinson and Co.	179	23,746
Boston Scientific Corp. (a)	55	903
C.R. Bard, Inc.	84	15,650
Cooper Cos., Inc.	4	595
DENTSPLY International, Inc.	12	607
Edwards Lifesciences Corp. (a)	42	5,971
Hologic, Inc. (a)	12	470
Intuitive Surgical, Inc. (a)	2	919
Medtronic PLC	294	19,680
ResMed, Inc.	64	3,262
St. Jude Medical, Inc.	20	1,262
Stryker Corp.	22	2,070
Varian Medical Systems, Inc. (a)	194	14,313
Zimmer Biomet Holdings, Inc.	14	1,315

		125,186

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Aetna, Inc.	44	4,814
AmerisourceBergen Corp.	241	22,893
Anthem, Inc.	67	9,380
Cardinal Health, Inc.	181	13,904
Centene Corp. (a)	8	434
Cigna Corp.	28	3,781
DaVita HealthCare Partners, Inc. (a)	148	10,705
Envision Healthcare Holdings, Inc. (a)	17	625
Express Scripts Holding Co. (a)	272	22,021
HCA Holdings, Inc. (a)	36	2,785
Henry Schein, Inc. (a)	190	25,217
Humana, Inc.	20	3,580
Laboratory Corp. of America Holdings (a)	122	13,233
McKesson Corp.	118	21,834
Patterson Cos., Inc.	180	7,785
Quest Diagnostics, Inc.	152	9,343
UnitedHealth Group, Inc.	285	33,063
Universal Health Services, Inc. (Class B)	10	1,248

		206,645

HEALTH CARE TECHNOLOGY — 0.0% (b)
Cerner Corp. (a)	10	600

HOTELS, RESTAURANTS & LEISURE — 3.3%
Aramark	29	860
Carnival Corp.	52	2,584
Chipotle Mexican Grill, Inc. (a)	25	18,006
Darden Restaurants, Inc.	16	1,097
Hilton Worldwide Holdings, Inc.	18	413
Las Vegas Sands Corp.	33	1,253
Marriott International, Inc. (Class A)	10	682
McDonald’s Corp.	746	73,503
MGM Resorts International (a)	48	886
Norwegian Cruise Line Holdings, Ltd. (a)	6	344
Royal Caribbean Cruises, Ltd.	18	1,604
Starbucks Corp.	1,079	61,330
Starwood Hotels & Resorts Worldwide, Inc.	12	798
Wyndham Worldwide Corp.	10	719
Wynn Resorts, Ltd.	4	212
Yum! Brands, Inc.	252	20,147

		184,438

HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	36	1,057
Garmin, Ltd.	11	395
Harman International Industries, Inc.	5	480
Jarden Corp. (a)	16	782
Leggett & Platt, Inc.	12	495
Lennar Corp. (Class A)	16	770
Mohawk Industries, Inc. (a)	6	1,091
Newell Rubbermaid, Inc.	24	953
Pulte Group, Inc.	56	1,057
Toll Brothers, Inc. (a)	16	548
Whirlpool Corp.	10	1,472

		9,100

HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	209	17,535
Clorox Co.	141	16,290

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Colgate-Palmolive Co.	287	$18,213
Kimberly-Clark Corp.	249	27,151
Procter & Gamble Co.	615	44,243

		123,432

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	182	1,782
Calpine Corp. (a)	54	788
NRG Energy, Inc.	84	1,248

		3,818

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	394	55,858
Danaher Corp.	48	4,090
General Electric Co.	1,150	29,003
Roper Technologies, Inc.	6	940

		89,891

INSURANCE — 3.9%
ACE, Ltd.	102	10,547
Aflac, Inc.	80	4,650
Alleghany Corp. (a)	18	8,426
Allstate Corp.	79	4,601
American International Group, Inc.	310	17,614
Aon PLC	22	1,949
Arch Capital Group, Ltd. (a)	273	20,057
Arthur J. Gallagher & Co.	14	578
Assurant, Inc.	18	1,422
Axis Capital Holdings, Ltd.	160	8,595
Chubb Corp.	212	26,002
Cincinnati Financial Corp.	20	1,076
Everest Re Group, Ltd.	74	12,827
FNF Group	30	1,064
Hartford Financial Services Group, Inc.	72	3,296
Lincoln National Corp.	44	2,088
Loews Corp.	56	2,024
Marsh & McLennan Cos., Inc.	256	13,368
MetLife, Inc.	203	9,572
PartnerRe, Ltd.	39	5,416
Principal Financial Group, Inc.	32	1,515
Progressive Corp.	293	8,978
Prudential Financial, Inc.	80	6,097
RenaissanceRe Holdings, Ltd.	102	10,845
Torchmark Corp.	18	1,015
Travelers Cos., Inc.	154	15,328
Unum Group	50	1,604
W.R. Berkley Corp.	150	8,156
Willis Group Holdings PLC	114	4,671
XL Group PLC	54	1,961

		215,342

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc. (a)	10	5,119
Expedia, Inc.	6	706
Liberty Interactive Corp. QVC Group (Class A) (a)	46	1,206
Netflix, Inc. (a)	14	1,446
Priceline Group, Inc. (a)	22	27,211
TripAdvisor, Inc. (a)	46	2,899

		38,587

INTERNET SOFTWARE & SERVICES — 3.5%
Akamai Technologies, Inc. (a)	8	553
Alphabet, Inc. (Class A) (a)	132	84,265
Alphabet, Inc. (Class C) (a)	127	77,269
eBay, Inc. (a)	300	7,332
Facebook, Inc. (Class A) (a)	236	21,216
LinkedIn Corp. (Class A) (a)	2	380
Rackspace Hosting, Inc. (a)	6	148
Twitter, Inc. (a)	4	108
VeriSign, Inc. (a)	6	423
Yahoo!, Inc. (a)	162	4,684

		196,378

IT SERVICES — 6.7%
Accenture PLC (Class A)	606	59,546
Alliance Data Systems Corp. (a)	2	518
Automatic Data Processing, Inc.	553	44,439
Cognizant Technology Solutions Corp. (Class A) (a)	30	1,878
Computer Sciences Corp.	18	1,105
Fidelity National Information Services, Inc.	186	12,477
Fiserv, Inc. (a)	260	22,519
FleetCor Technologies, Inc. (a)	2	275
Gartner, Inc. (a)	105	8,813
International Business Machines Corp.	218	31,603
Mastercard, Inc. (Class A)	645	58,127
Paychex, Inc.	716	34,103
PayPal Holdings, Inc. (a)	300	9,312
Teradata Corp. (a)	72	2,085
Total System Services, Inc.	12	545
Vantiv, Inc. (Class A) (a)	40	1,797
Visa, Inc. (Class A)	1,154	80,388
Western Union Co.	68	1,248
Xerox Corp.	285	2,773

		373,551

LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	10	721
Mattel, Inc.	45	948
Polaris Industries, Inc.	38	4,555

		6,224

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc.	40	1,373
Illumina, Inc. (a)	2	352
Quintiles Transnational Holdings, Inc. (a)	4	278
Thermo Fisher Scientific, Inc.	43	5,258
Waters Corp. (a)	54	6,383

		13,644

MACHINERY — 0.8%
AGCO Corp.	26	1,212
Caterpillar, Inc.	95	6,209
Cummins, Inc.	80	8,686
Deere & Co.	116	8,584
Dover Corp.	18	1,029
Flowserve Corp.	64	2,633
Illinois Tool Works, Inc.	34	2,798
Ingersoll-Rand PLC	30	1,523
PACCAR, Inc.	36	1,878
Parker-Hannifin Corp.	16	1,557
Pentair PLC	18	919
Snap-On, Inc.	4	604

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Stanley Black & Decker, Inc.	16	$1,552
WABCO Holdings, Inc. (a)	24	2,516
Wabtec Corp.	39	3,434
Xylem, Inc.	16	526

		45,660

MEDIA — 1.3%
Cablevision Systems Corp. (Class A)	32	1,039
CBS Corp. (Class B)	50	1,995
Charter Communications, Inc. (Class A) (a)	4	703
Comcast Corp. (Class A)	242	13,765
Comcast Corp. (Class A) Special	132	7,556
Discovery Communications, Inc. (Series A) (a)	18	469
Discovery Communications, Inc. (Series C) (a)	18	437
DISH Network Corp. (Class A) (a)	16	933
Interpublic Group of Cos., Inc.	46	880
Liberty Global PLC (Class A) (a)	32	1,374
Liberty Global PLC (Series C) (a)	34	1,395
Liberty Media Corp. (Class A) (a)	49	1,750
Liberty Media Corp. (Class C) (a)	20	689
News Corp. (Class A)	82	1,035
Omnicom Group, Inc.	110	7,249
Scripps Networks Interactive, Inc. (Class A)	50	2,459
Sirius XM Holdings, Inc. (a)	158	591
TEGNA, Inc.	30	672
Time Warner Cable, Inc.	30	5,381
Time Warner, Inc.	108	7,425
Twenty-First Century Fox, Inc. (Class A)	112	3,022
Twenty-First Century Fox, Inc. (Class B)	34	920
Viacom, Inc. (Class B)	58	2,503
Walt Disney Co.	98	10,016

		74,258

METALS & MINING — 0.4%
Alcoa, Inc.	201	1,942
Freeport-McMoRan, Inc.	214	2,073
Newmont Mining Corp.	1,154	18,545
Nucor Corp.	38	1,427

		23,987

MULTI-UTILITIES — 1.7%
Alliant Energy Corp.	12	702
Ameren Corp.	36	1,522
CenterPoint Energy, Inc.	58	1,046
CMS Energy Corp.	34	1,201
Consolidated Edison, Inc.	424	28,344
Dominion Resources, Inc.	322	22,662
DTE Energy Co.	24	1,929
MDU Resources Group, Inc.	28	482
PG&E Corp.	266	14,045
Public Service Enterprise Group, Inc.	72	3,035
SCANA Corp.	18	1,013
Sempra Energy	46	4,449
WEC Energy Group, Inc.	242	12,637

		93,067

MULTILINE RETAIL — 0.9%
Dollar General Corp.	106	7,679
Dollar Tree, Inc. (a)	220	14,665
Kohl’s Corp.	42	1,945
Macy’s, Inc.	50	2,566
Nordstrom, Inc.	66	4,733
Target Corp.	253	19,901

		51,489

OIL, GAS & CONSUMABLE FUELS — 5.7%
Anadarko Petroleum Corp.	61	3,684
Antero Resources Corp. (a)	2	42
Apache Corp.	84	3,289
Cabot Oil & Gas Corp.	148	3,235
Chesapeake Energy Corp.	260	1,906
Chevron Corp.	552	43,542
Cimarex Energy Co.	8	820
Cobalt International Energy, Inc. (a)	18	127
Columbia Pipeline Group, Inc.	28	512
Concho Resources, Inc. (a)	8	786
ConocoPhillips	228	10,935
CONSOL Energy, Inc.	28	274
Continental Resources, Inc. (a)	6	174
Devon Energy Corp.	62	2,300
Energen Corp.	10	499
EOG Resources, Inc.	59	4,295
EQT Corp.	10	648
Exxon Mobil Corp.	2,280	169,518
Hess Corp.	77	3,855
HollyFrontier Corp.	54	2,637
Kinder Morgan, Inc.	187	5,176
Marathon Oil Corp.	144	2,218
Marathon Petroleum Corp.	148	6,857
Murphy Oil Corp.	38	920
Noble Energy, Inc.	75	2,263
Occidental Petroleum Corp.	174	11,510
ONEOK, Inc.	18	580
Phillips 66	161	12,371
Pioneer Natural Resources Co.	13	1,581
Range Resources Corp.	14	450
Southwestern Energy Co. (a)	46	584
Spectra Energy Corp.	229	6,016
Tesoro Corp.	34	3,306
Valero Energy Corp.	177	10,638
Whiting Petroleum Corp. (a)	28	427
Williams Cos., Inc.	34	1,253

		319,228

PAPER & FOREST PRODUCTS — 0.1%
International Paper Co.	58	2,192
Weyerhaeuser Co.	40	1,093

		3,285

PERSONAL PRODUCTS — 0.2%
Edgewell Personal Care Co.	6	490
Estee Lauder Cos., Inc. (Class A)	105	8,471

		8,961

PHARMACEUTICALS — 5.3%
Allergan PLC (a)	18	4,893
Bristol-Myers Squibb Co.	313	18,530
Eli Lilly & Co.	665	55,654
Endo International PLC (a)	10	693
Jazz Pharmaceuticals PLC (a)	2	266
Johnson & Johnson	1,449	135,264
Mallinckrodt PLC (a)	14	895
Merck & Co., Inc.	673	33,239
Mylan NV (a)	24	966

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

Perrigo Co. PLC	7	$1,101
Pfizer, Inc.	1,372	43,094
Zoetis, Inc.	18	741

		295,336

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp.	2	210
Equifax, Inc.	8	777
IHS, Inc. (Class A) (a)	2	232
ManpowerGroup, Inc.	20	1,638
Nielsen Holdings PLC	62	2,757
Robert Half International, Inc.	68	3,479
Towers Watson & Co. (Class A)	6	704
Verisk Analytics, Inc. (a)	6	444

		10,241

REAL ESTATE INVESTMENT TRUSTS — 3.9%
American Capital Agency Corp.	790	14,773
American Tower Corp.	152	13,373
Annaly Capital Management, Inc.	2,239	22,099
AvalonBay Communities, Inc.	103	18,006
Boston Properties, Inc.	18	2,131
Brixmor Property Group, Inc.	218	5,119
Camden Property Trust	22	1,626
Communications Sales & Leasing, Inc. (a)	19	340
Crown Castle International Corp.	243	19,165
Digital Realty Trust, Inc.	8	522
Duke Realty Corp.	18	343
Equinix, Inc.	2	547
Equity Residential	160	12,019
Essex Property Trust, Inc.	2	447
Federal Realty Investment Trust	82	11,189
General Growth Properties, Inc.	166	4,311
HCP, Inc.	162	6,034
Host Hotels & Resorts, Inc.	46	727
Iron Mountain, Inc.	12	372
Kimco Realty Corp.	24	586
Liberty Property Trust	12	378
Macerich Co.	8	614
Plum Creek Timber Co., Inc.	10	395
ProLogis, Inc.	34	1,323
Public Storage	193	40,845
Realty Income Corp.	12	569
Regency Centers Corp.	4	249
Simon Property Group, Inc.	86	15,800
SL Green Realty Corp.	8	865
UDR, Inc.	41	1,414
Ventas, Inc.	216	12,109
VEREIT, Inc.	90	695
Vornado Realty Trust	26	2,351
Welltower, Inc.	130	8,804

		220,140

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (Class A) (a)	20	640
Jones Lang LaSalle, Inc.	20	2,876
Realogy Holdings Corp. (a)	10	376

		3,892

ROAD & RAIL — 0.8%
CSX Corp.	88	2,367
Hertz Global Holdings, Inc. (a)	70	1,171
J.B. Hunt Transport Services, Inc.	42	2,999
Kansas City Southern	6	545
Norfolk Southern Corp.	34	2,598
Union Pacific Corp.	396	35,010

		44,690

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Altera Corp.	24	1,202
Analog Devices, Inc.	22	1,241
Applied Materials, Inc.	86	1,263
Avago Technologies, Ltd.	10	1,250
Broadcom Corp. (Class A)	40	2,057
Intel Corp.	2,500	75,350
KLA-Tencor Corp.	90	4,500
Lam Research Corp.	12	784
Linear Technology Corp.	118	4,761
Marvell Technology Group, Ltd.	52	471
Maxim Integrated Products, Inc.	24	802
Microchip Technology, Inc.	12	517
Micron Technology, Inc. (a)	106	1,588
NVIDIA Corp.	52	1,282
Qorvo, Inc. (a)	4	180
Skyworks Solutions, Inc.	78	6,568
Texas Instruments, Inc.	455	22,532
Xilinx, Inc.	18	763

		127,111

SOFTWARE — 4.6%
Activision Blizzard, Inc.	54	1,668
Adobe Systems, Inc. (a)	108	8,880
ANSYS, Inc. (a)	46	4,055
Autodesk, Inc. (a)	8	353
CA, Inc.	40	1,092
CDK Global, Inc.	71	3,392
Citrix Systems, Inc. (a)	10	693
Electronic Arts, Inc. (a)	123	8,333
FireEye, Inc. (a)	2	64
Intuit, Inc.	259	22,986
Microsoft Corp.	2,986	132,160
Nuance Communications, Inc. (a)	20	327
Oracle Corp.	1,508	54,469
Red Hat, Inc. (a)	6	431
Salesforce.com, Inc. (a)	6	417
Symantec Corp.	70	1,363
Synopsys, Inc. (a)	328	15,147
VMware, Inc. (Class A) (a)	16	1,261

		257,091

SPECIALTY RETAIL — 4.1%
Advance Auto Parts, Inc.	32	6,065
AutoNation, Inc. (a)	12	698
AutoZone, Inc. (a)	40	28,953
Bed Bath & Beyond, Inc. (a)	94	5,360
Best Buy Co., Inc.	91	3,378
CarMax, Inc. (a)	20	1,186
Dick’s Sporting Goods, Inc.	48	2,381
Foot Locker, Inc.	68	4,894
GameStop Corp. (Class A)	66	2,720
Gap, Inc.	148	4,218
Home Depot, Inc.	700	80,843
L Brands, Inc.	14	1,262
Lowe’s Cos., Inc.	77	5,307

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

O’Reilly Automotive, Inc. (a)	63	$15,750
Ross Stores, Inc.	272	13,184
Signet Jewelers, Ltd.	6	817
Staples, Inc.	135	1,583
Tiffany & Co.	8	618
TJX Cos., Inc.	554	39,567
Tractor Supply Co.	68	5,734
Ulta Salon Cosmetics & Fragrance, Inc. (a)	26	4,247
Urban Outfitters, Inc. (a)	52	1,528

		230,293

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	1,244	137,213
EMC Corp.	210	5,074
Hewlett-Packard Co.	410	10,500
NetApp, Inc.	28	829
SanDisk Corp.	24	1,304
Seagate Technology PLC	54	2,419
Western Digital Corp.	28	2,224

		159,563

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Coach, Inc.	139	4,021
Hanesbrands, Inc.	20	579
Lululemon Athletica, Inc. (a)	48	2,431
Michael Kors Holdings, Ltd. (a)	116	4,900
NIKE, Inc. (Class B)	327	40,211
PVH Corp.	8	816
Ralph Lauren Corp.	28	3,309
Under Armour, Inc. (Class A) (a)	62	6,000
V.F. Corp.	306	20,872

		83,139

THRIFTS & MORTGAGE FINANCE — 0.0% (b)
Hudson City Bancorp, Inc.	118	1,200
New York Community Bancorp, Inc.	82	1,481

		2,681

TOBACCO — 0.8%
Altria Group, Inc.	428	23,283
Philip Morris International, Inc.	116	9,202
Reynolds American, Inc.	266	11,776

		44,261

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	136	4,979
United Rentals, Inc. (a)	8	481
W.W. Grainger, Inc.	30	6,450

		11,910

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	77	4,241

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
SBA Communications Corp. (Class A) (a)	170	17,806
Sprint Corp. (a)	158	607
T-Mobile US, Inc. (a)	28	1,114

		19,527

TOTAL COMMON STOCKS —
(Cost $5,986,840)		5,566,080

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e) (Cost $10,686)	10,686	10,686

TOTAL INVESTMENTS — 99.9% (f)
(Cost $5,997,526)		5,576,766
OTHER ASSETS & LIABILITIES — 0.1%		5,255

NET ASSETS — 100.0%		$5,582,021

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.4%
BANKS — 28.7%
BB&T Corp., 5.85% (a)	94,063	$2,384,497
BB&T Corp., 5.63% (a)	188,125	4,667,381
BB&T Corp., 5.20% (a)	73,615	1,764,552
BB&T Corp., 5.20% (a)	81,793	1,961,396
Fifth Third Bancorp, 6.63% (a)	73,615	2,006,009
HSBC Holdings PLC, 8.13% (a)	131,145	3,413,704
HSBC Holdings PLC, 8.00%	226,524	5,778,627
HSBC Holdings PLC, Series A, 6.20%	86,437	2,186,856
HSBC USA, Inc. Series F, 3.50%	29,834	640,834
HSBC USA, Inc. Series G, 4.00%	21,963	495,485
HSBC USA, Inc. Series H, 6.50% (a)	22,246	564,381
ING Groep NV, 6.13% (a)	92,118	2,316,768
JP Morgan Chase & Co., 6.70% (a)	65,662	1,759,085
JP Morgan Chase & Co. Series O, 5.50% (a)	89,258	2,155,581
JP Morgan Chase & Co. Series P, 5.45% (a)	63,921	1,539,218
JPMorgan Chase & Co., 6.30% (a)	62,487	1,614,039
JPMorgan Chase & Co., 6.15%	81,619	2,042,924
JPMorgan Chase & Co., 6.13% (a)	100,412	2,522,349
JPMorgan Chase & Co., 6.10% (a)	100,082	2,498,047
PNC Financial Services Group, Inc., 6.13% (a)	245,380	6,725,866
PNC Financial Services Group, Inc., 5.38%	78,522	1,944,990
SunTrust Banks, Inc., 5.88% (a)	73,615	1,828,597
US Bancorp Series B, 3.50% (a)	147,749	3,220,928
US Bancorp Series F, 6.50% (a)	162,806	4,675,788
US Bancorp Series G, 6.00% (a)	160,476	4,225,333
US Bancorp Series H, 5.15% (a)	73,678	1,808,058
Wells Fargo & Co., 6.63%	51,607	1,411,451
Wells Fargo & Co., 6.00% (a)	49,150	1,246,936
Wells Fargo & Co., 6.00%	60,907	1,532,420
Wells Fargo & Co., 5.85%	105,979	2,702,464
Wells Fargo & Co., 5.25% (a)	38,398	940,367
Wells Fargo & Co., 5.20% (a)	46,077	1,115,985
Wells Fargo & Co., 5.13% (a)	39,934	959,215
Wells Fargo & Co. Series J, 8.00% (a)	132,114	3,642,383
Wells Fargo Real Estate Investment Corp., 6.38% (a)	16,895	433,188

		80,725,702

CAPITAL MARKETS — 13.0%
Bank of New York Mellon Corp., 5.20% (a)	95,289	2,377,461
Charles Schwab Corp., 6.00% (a)	79,339	1,997,756
Charles Schwab Corp., 6.00% (a)	98,152	2,470,486
Goldman Sachs Group, Inc., 6.50% (a)	94,063	2,483,263
Goldman Sachs Group, Inc., 6.13% (a)	216,753	5,486,018
Morgan Stanley Capital Trust III, 6.25%	143,957	3,655,068
Morgan Stanley Capital Trust IV, 6.25% (a)	101,424	2,568,056
Morgan Stanley Capital Trust V, 5.75%	81,793	2,047,279
Morgan Stanley Capital Trust VIII, 6.45%	134,960	3,396,943
Northern Trust Corp., 5.85%	65,435	1,664,012
State Street Corp., 6.00% (a)(b)	122,690	3,097,923
State Street Corp., 5.90% (b)	122,690	3,185,032
State Street Corp., 5.25% (a)(b)	81,793	2,036,646

		36,465,943

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc., 6.70% (a)	69,525	1,814,602

CONSUMER FINANCE — 3.8%
Capital One Financial Corp., 6.70% (a)	81,793	2,167,515
Capital One Financial Corp., 6.25%	81,793	2,075,088
Capital One Financial Corp., 6.20%	81,137	2,043,841
Capital One Financial Corp., 6.00% (a)	143,138	3,544,097
HSBC Finance Corp., 6.36% (a)	34,307	859,733

		10,690,274

DIVERSIFIED FINANCIAL SERVICES — 8.3%
General Electric Capital Corp., 4.88% (a)	134,960	3,409,090
General Electric Capital Corp., 4.88% (a)	103,469	2,630,182
General Electric Capital Corp., 4.70% (a)	122,690	3,053,754
ING Groep NV, 7.20% (a)	145,111	3,736,608
ING Groep NV, 7.05% (a)	105,392	2,710,682
ING Groep NV, 6.38% (a)	137,856	3,486,378
ING Groep NV, 6.20%	66,571	1,673,595
KKR Financial Holdings LLC, 8.38% (a)	42,329	1,135,264
Raymond James Financial, Inc., 6.90% (a)	57,255	1,508,097

		23,343,650

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.7%
Qwest Corp., 7.50% (a)	82,805	2,137,197
Qwest Corp., 7.38%	95,225	2,429,190
Qwest Corp., 7.00% (a)	75,605	1,927,171
Qwest Corp., 7.00% (a)	57,603	1,477,517
Qwest Corp., 6.88% (a)	72,004	1,821,701
Qwest Corp., 6.63%	57,109	1,424,870
Qwest Corp., 6.13% (a)	111,607	2,678,568
Verizon Communications, Inc., 5.90%	81,793	2,126,618

		16,022,832

ELECTRIC UTILITIES — 6.7%
BGE Capital Trust II, 6.20% (a)	40,897	1,048,599
Duke Energy Corp., 5.13% (a)	81,793	2,051,368
FPL Group Capital Trust I, 5.88%	49,076	1,230,826
NextEra Energy Capital Holdings, Inc., 5.70% (a)	65,435	1,633,258
NextEra Energy Capital Holdings, Inc., 5.63% (a)	57,255	1,414,199
NextEra Energy Capital Holdings, Inc., 5.13% (a)	81,793	1,957,306
NextEra Energy Capital Holdings, Inc., 5.00% (a)	73,615	1,727,744
PPL Capital Funding, Inc., 5.90% (a)	73,615	1,855,098
SCE Trust I, 5.63% (a)	77,703	1,905,278
SCE Trust II, 5.10% (a)	65,435	1,542,303
SCE Trust III, 5.75%	44,986	1,211,923
SCE Trust IV, 5.38%	52,739	1,358,029

		18,935,931

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Tennessee Valley Authority Series D, 3.55%	44,726	$1,102,496

INSURANCE — 17.1%
Aegon NV, 8.00% (a)	85,883	2,362,641
Aegon NV, 6.50% (a)	81,793	2,085,721
Aegon NV, 6.38% (a)	163,587	4,122,392
Aegon NV Series 1, 4.00% (a)	40,897	987,254
Aflac, Inc., 5.50% (a)	81,793	2,044,007
Allstate Corp., 6.75% (a)	62,981	1,664,588
Allstate Corp., 6.63% (a)	122,281	3,233,110
Allstate Corp., 6.25% (a)	41,556	1,084,612
Allstate Corp., 5.63% (a)	47,031	1,182,830
Allstate Corp., 5.10%	81,793	2,075,906
Arch Capital Group, Ltd., 6.75% (a)	53,165	1,371,125
Aspen Insurance Holdings Ltd., 5.95% (a)	44,986	1,140,845
Aviva PLC, 8.25% (a)	65,435	1,745,151
Axis Capital Holdings Series C, 6.88%	65,435	1,705,890
Hartford Financial Services Group, Inc., 7.88% (a)	98,152	2,998,544
MetLife, Inc. Series A, 4.00% (a)	98,152	2,366,445
PartnerRe, Ltd., 5.88% (a)	40,897	1,029,377
PartnerRe, Ltd. Series E, 7.25% (a)	61,140	1,681,350
Protective Life Corp., 6.25% (a)	47,031	1,223,276
Prudential Financial, Inc., 5.75% (a)	94,063	2,370,388
Prudential Financial, Inc., 5.70% (a)	116,147	2,925,743
Prudential PLC, 6.75% (a)	40,897	1,046,963
Prudential PLC, 6.50% (a)	49,076	1,266,161
Reinsurance Group of America, Inc., 6.20%	65,435	1,811,895
Renaissancere Holdings Ltd. Series E, 5.38% (a)	44,986	1,071,567
WR Berkley Corp., 5.63% (a)	57,255	1,402,748

		48,000,529

MACHINERY — 1.1%
Stanley Black & Decker, Inc., 5.75% (a)	122,690	3,128,595

MEDIA — 0.4%
Comcast Corp., 5.00% (a)	47,031	1,199,291

MULTI-UTILITIES — 1.1%
DTE Energy Co., 6.50% (a)	45,804	1,184,033
Integrys Holding, Inc., 6.00%	65,435	1,760,202

		2,944,235

REAL ESTATE INVESTMENT TRUSTS — 12.5%
Digital Realty Trust, Inc. Series E, 7.00% (a)	47,031	1,199,761
Digital Realty Trust, Inc. Series G, 5.88% (a)	41,509	974,216
Digital Realty Trust, Inc. Series H, 7.38% (a)	59,709	1,593,633
Digital Realty Trust, Inc. Series I, 6.35%	40,569	1,003,677
Hospitality Properties Trust Series J, 7.13% (a)	47,441	1,223,503
Kimco Realty Corp. Series I, 6.00% (a)	65,435	1,650,925
National Retail Properties, Inc., 5.70%	47,031	1,151,789
National Retail Properties, Inc. Series D, 6.63%	47,031	1,191,766
PS Business Parks, Inc., 6.00% (a)	57,255	1,426,795
Public Storage, 5.90% (a)	70,666	1,783,610
Public Storage, 5.63% (a)	44,118	1,105,156
Public Storage, 5.38% (a)	75,987	1,846,484
Public Storage, 5.20% (a)	76,773	1,822,591
Public Storage Series Q, 6.50% (a)	57,573	1,464,657
Public Storage Series R, 6.35% (a)	74,893	1,919,508
Public Storage Series T, 5.75% (a)	71,059	1,772,211
Public Storage Series Y, 6.38%	43,768	1,140,594
Public Storage Series Z, 6.00% (a)	44,118	1,130,303
Realty Income Corp. Series F, 6.63% (a)	66,866	1,720,462
Regency Centers Corp. Series 6, 6.63%	41,509	1,048,102
Senior Housing Properties Trust, 5.63%	57,255	1,404,465
Ventas Realty LP/Ventas Capital Corp., 5.45%	42,329	1,058,225
Vornado Realty Trust, 5.70% (a)	49,076	1,184,695
Vornado Realty Trust, 5.40%	49,076	1,103,229
Vornado Realty Trust Series I, 6.63% (a)	44,168	1,104,642
Welltower, Inc. Series J, 6.50%	48,669	1,233,759

		35,258,758

TOTAL PREFERRED STOCKS —
(Cost $281,549,020)		279,632,838

SHORT TERM INVESTMENTS — 16.7%
MONEY MARKET FUNDS — 16.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	45,986,039	45,986,039
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	1,023,752	1,023,752

TOTAL SHORT TERM INVESTMENTS —
(Cost $47,009,791)		47,009,791

TOTAL INVESTMENTS — 116.1% (f)
(Cost $328,558,811)		326,642,629
OTHER ASSETS & LIABILITIES — (16.1)%		(45,219,167)

NET ASSETS — 100.0%		$281,423,462

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 100.0%
Treasury Bills*
0.00%, 11/12/2015	$480,045,000	$480,045,000
0.00%, 11/19/2015	315,646,000	315,643,809
0.00%, 12/31/2015	276,190,000	276,186,504
0.02%, 11/5/2015	315,646,000	315,646,000
0.02%, 12/3/2015	315,646,000	315,643,181
0.03%, 12/17/2015	289,342,000	289,338,867
0.03%, 12/24/2015	289,342,000	289,338,380
0.03%, 12/10/2015	466,892,000	466,887,336
0.05%, 11/27/2015	315,646,000	315,643,424

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $3,064,454,512)		3,064,372,501

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (b)(c)(d) (Cost $719,453)	719,453	719,453

TOTAL INVESTMENTS — 100.0% (e)
(Cost $3,065,173,965)		3,065,091,954
OTHER ASSETS & LIABILITIES — 0.0% (a)		955,182

NET ASSETS — 100.0%		$3,066,047,136

*	Rate shown is the discount rate at time of purchase, not a coupon rate
(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds
0.63%, 2/15/2043	$14,003,129	$11,823,822
0.75%, 2/15/2042	14,326,945	12,571,894
0.75%, 2/15/2045	9,510,909	8,270,021
1.38%, 2/15/2044	13,828,709	14,066,425
1.75%, 1/15/2028	10,446,624	11,572,875
2.00%, 1/15/2026	14,104,744	15,834,832
2.13%, 2/15/2040	9,824,485	11,615,882
2.13%, 2/15/2041	15,330,839	18,219,782
2.38%, 1/15/2025	20,792,493	23,950,249
2.38%, 1/15/2027	11,439,768	13,402,374
2.50%, 1/15/2029	9,225,144	11,081,704
3.38%, 4/15/2032 (a)	3,951,978	5,417,925
3.63%, 4/15/2028	14,524,184	19,280,854
3.88%, 4/15/2029	16,600,853	22,906,520
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2017	27,380,028	27,281,734
0.13%, 4/15/2018	30,276,130	30,261,900
0.13%, 4/15/2019	29,867,614	29,783,686
0.13%, 4/15/2020	20,322,586	20,208,374
0.13%, 1/15/2022	25,530,597	24,928,330
0.13%, 7/15/2022	24,955,529	24,370,572
0.13%, 1/15/2023	24,862,812	24,012,006
0.13%, 7/15/2024	24,168,796	23,096,185
0.25%, 1/15/2025	24,229,354	23,241,281
0.38%, 7/15/2023	24,660,338	24,271,198
0.38%, 7/15/2025 (a)	16,526,608	16,113,443
0.63%, 7/15/2021	22,258,926	22,599,710
0.63%, 1/15/2024	24,595,410	24,510,802
1.13%, 1/15/2021	23,468,946	24,426,010
1.25%, 7/15/2020	20,782,371	21,827,932
1.38%, 7/15/2018	9,719,880	10,114,701
1.38%, 1/15/2020	12,281,194	12,897,219
1.63%, 1/15/2018	10,965,635	11,356,340
1.88%, 7/15/2019	9,957,657	10,643,839
2.13%, 1/15/2019	9,621,305	10,255,734
2.38%, 1/15/2017	11,670,416	11,987,734
2.63%, 7/15/2017	9,455,230	9,908,797

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $651,320,900)		638,112,686

	Shares
SHORT TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS — 0.9%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	5,316,375	5,316,375
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d)	154,846	154,846

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $5,471,221)		5,471,221

TOTAL INVESTMENTS — 100.6% (f)
(Cost $656,792,121)		643,583,907
OTHER ASSETS & LIABILITIES — (0.6)%		(3,620,731)

NET ASSETS — 100.0%		$639,963,176

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays 0-5 Year TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$365,878	$362,333
0.13%, 4/15/2017	412,622	411,140
0.13%, 4/15/2018	456,330	456,115
0.13%, 4/15/2019	450,177	448,912
0.13%, 4/15/2020	305,730	304,012
1.25%, 7/15/2020	312,973	328,718
1.38%, 7/15/2018	145,976	151,906
1.38%, 1/15/2020	184,746	194,013
1.63%, 1/15/2018	164,839	170,713
1.88%, 7/15/2019	149,663	159,976
2.00%, 1/15/2016	175,553	175,086
2.13%, 1/15/2019	144,393	153,914
2.38%, 1/15/2017	179,762	184,649
2.50%, 7/15/2016	208,695	212,185
2.63%, 7/15/2017	141,979	148,790

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $3,920,479)		3,862,462

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (a)(b)(c) (Cost $6,777)	6,777	6,777

TOTAL INVESTMENTS — 99.8% (d)
(Cost $3,927,256)		3,869,239
OTHER ASSETS & LIABILITIES — 0.2%		7,770

NET ASSETS — 100.0%		$3,877,009

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays 1-10 Year TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Bonds 2.38%, 1/15/2025	$943,997	$1,087,361
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2017 (a)	1,243,750	1,239,285
0.13%, 4/15/2018 (a)	1,375,080	1,374,433
0.13%, 4/15/2019 (a)	1,357,151	1,353,337
0.13%, 4/15/2020	923,916	918,724
0.13%, 1/15/2022	1,159,557	1,132,203
0.13%, 7/15/2022	1,133,267	1,106,703
0.13%, 1/15/2023 (a)	1,129,052	1,090,415
0.13%, 7/15/2024	1,097,458	1,048,753
0.25%, 1/15/2025	1,100,601	1,055,719
0.38%, 7/15/2023	1,119,859	1,102,187
0.38%, 7/15/2025 (a)	750,953	732,179
0.63%, 7/15/2021	1,011,125	1,026,605
0.63%, 1/15/2024	1,116,909	1,113,066
1.13%, 1/15/2021 (a)	1,065,769	1,109,231
1.25%, 7/15/2020	944,280	991,787
1.38%, 7/15/2018	441,138	459,057
1.38%, 1/15/2020	558,321	586,327
1.63%, 1/15/2018	498,391	516,149
1.88%, 7/15/2019	452,006	483,154
2.13%, 1/15/2019 (a)	437,180	466,008
2.38%, 1/15/2017	535,261	549,815
2.50%, 7/15/2016	1	1
2.63%, 7/15/2017	429,506	450,109

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $21,448,082)		20,992,608

	Shares
SHORT TERM INVESTMENTS — 16.8%
MONEY MARKET FUNDS — 16.8%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	3,517,119	3,517,119
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d)	7,577	7,577

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $3,524,696)		3,524,696

TOTAL INVESTMENTS — 116.6% (f)
(Cost $24,972,778)		24,517,304
OTHER ASSETS & LIABILITIES — (16.6)%		(3,484,314)

NET ASSETS — 100.0%		$21,032,990

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds
7.50%, 11/15/2016	$417,700	$450,682
8.13%, 8/15/2019	112,500	142,217
8.50%, 2/15/2020	90,600	118,535
8.75%, 5/15/2017	157,900	178,785
8.75%, 5/15/2020	244,600	325,952
8.75%, 8/15/2020	350,300	472,352
8.88%, 8/15/2017	90,600	104,561
8.88%, 2/15/2019	135,900	171,432
9.00%, 11/15/2018	112,500	140,428
9.13%, 5/15/2018	67,200	81,736
Treasury Notes
0.38%, 10/31/2016	1,366,700	1,366,317
0.50%, 11/30/2016	302,200	302,399
0.50%, 1/31/2017	271,900	272,025
0.50%, 2/28/2017	817,100	817,231
0.50%, 3/31/2017	203,600	203,578
0.50%, 4/30/2017	641,100	640,606
0.50%, 7/31/2017	339,100	338,466
0.63%, 10/15/2016	339,100	339,893
0.63%, 11/15/2016	634,200	635,659
0.63%, 12/15/2016	792,900	794,533
0.63%, 12/31/2016	416,900	417,709
0.63%, 2/15/2017	1,037,100	1,039,060
0.63%, 5/31/2017	1,397,400	1,398,504
0.63%, 6/30/2017	352,300	352,508
0.63%, 7/31/2017 (a)	239,100	239,203
0.63%, 8/31/2017 (a)	429,800	429,783
0.63%, 9/30/2017	831,900	831,542
0.63%, 11/30/2017	429,800	429,035
0.63%, 4/30/2018	339,100	337,384
0.75%, 1/15/2017	339,100	340,355
0.75%, 3/15/2017	565,700	567,686
0.75%, 6/30/2017	339,100	340,029
0.75%, 10/31/2017	453,100	453,816
0.75%, 12/31/2017	498,400	498,644
0.75%, 2/28/2018	1,721,700	1,720,495
0.75%, 3/31/2018	862,400	861,193
0.75%, 4/15/2018	332,200	331,672
0.88%, 11/30/2016	1,066,000	1,071,405
0.88%, 12/31/2016	402,500	404,525
0.88%, 1/31/2017	565,700	568,670
0.88%, 2/28/2017	411,500	413,734
0.88%, 4/15/2017	565,700	568,613
0.88%, 4/30/2017	565,700	568,619
0.88%, 5/15/2017	362,400	364,252
0.88%, 6/15/2017	453,100	455,325
0.88%, 7/15/2017	339,100	340,711
0.88%, 8/15/2017	339,100	340,684
0.88%, 10/15/2017	471,200	473,179
0.88%, 11/15/2017	181,300	181,954
0.88%, 1/15/2018	308,100	308,913
0.88%, 1/31/2018	181,300	181,782
0.88%, 7/15/2018	358,600	358,593
0.88%, 7/31/2019	226,500	224,015
1.00%, 10/31/2016	330,000	332,099
1.00%, 3/31/2017	271,900	273,866
1.00%, 9/15/2017	339,100	341,518
1.00%, 12/15/2017	362,400	364,672
1.00%, 2/15/2018	181,300	182,259
1.00%, 3/15/2018	196,100	197,116
1.00%, 5/15/2018	319,800	321,105
1.00%, 5/31/2018	429,800	431,407
1.00%, 8/15/2018	576,200	577,761
1.00%, 6/30/2019	112,500	111,954
1.00%, 8/31/2019 (a)	226,500	224,915
1.00%, 9/30/2019	339,100	336,401
1.00%, 11/30/2019	287,800	284,957
1.13%, 6/15/2018	302,000	304,078
1.13%, 5/31/2019	157,900	157,941
1.13%, 12/31/2019	362,400	360,338
1.13%, 3/31/2020	248,900	246,949
1.13%, 4/30/2020	332,200	329,320
1.25%, 10/31/2018	453,100	457,006
1.25%, 11/30/2018	339,100	341,847
1.25%, 1/31/2019	475,000	478,144
1.25%, 4/30/2019	226,500	227,723
1.25%, 10/31/2019	181,300	181,570
1.25%, 1/31/2020	453,100	452,670
1.25%, 2/29/2020	271,900	271,370
1.38%, 6/30/2018	226,500	229,562
1.38%, 7/31/2018	1,023,900	1,037,763
1.38%, 9/30/2018 (a)	1,990,300	2,016,353
1.38%, 11/30/2018	203,100	205,586
1.38%, 12/31/2018	226,500	229,066
1.38%, 2/28/2019	226,500	228,835
1.38%, 1/31/2020	335,300	336,668
1.38%, 2/29/2020	709,800	713,079
1.38%, 3/31/2020	528,800	530,450
1.38%, 4/30/2020	483,400	484,720
1.38%, 5/31/2020 (a)	319,800	320,440
1.38%, 8/31/2020	501,000	501,571
1.38%, 9/30/2020	600,000	599,976
1.50%, 8/31/2018	565,700	575,306
1.50%, 12/31/2018	565,700	574,457
1.50%, 1/31/2019	565,700	574,248
1.50%, 2/28/2019	520,400	528,008
1.50%, 3/31/2019	203,100	206,014
1.50%, 5/31/2019	453,100	459,217
1.50%, 10/31/2019	543,600	549,677
1.50%, 11/30/2019	362,400	366,281
1.50%, 5/31/2020	453,100	457,146
1.63%, 3/31/2019	453,100	461,482
1.63%, 4/30/2019	1,621,000	1,650,632
1.63%, 6/30/2019	453,100	461,156
1.63%, 7/31/2019	1,235,700	1,257,004
1.63%, 8/31/2019	453,100	460,911
1.63%, 12/31/2019	453,100	459,951
1.63%, 6/30/2020	518,500	525,095
1.63%, 7/31/2020 (a)	808,300	818,242
1.75%, 10/31/2018	226,500	231,959
1.75%, 9/30/2019	453,100	462,737
1.88%, 8/31/2017	339,100	347,069
1.88%, 9/30/2017	407,800	417,665
1.88%, 10/31/2017	475,000	486,671
1.88%, 6/30/2020	251,800	257,773
2.00%, 7/31/2020	406,500	418,528
2.00%, 9/30/2020	350,000	360,147
2.13%, 8/31/2020	425,900	440,781
2.25%, 11/30/2017	498,400	514,767
2.25%, 7/31/2018	157,900	163,930

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

2.38%, 7/31/2017	$475,000	$490,338
2.38%, 5/31/2018	317,200	330,028
2.38%, 6/30/2018	317,200	330,148
2.50%, 6/30/2017	293,900	303,666
2.63%, 1/31/2018	90,600	94,493
2.63%, 4/30/2018	226,500	236,871
2.63%, 8/15/2020	935,800	990,413
2.75%, 11/30/2016	212,300	217,998
2.75%, 5/31/2017	317,200	328,657
2.75%, 12/31/2017	380,600	397,738
2.75%, 2/28/2018	317,200	332,118
2.75%, 2/15/2019	813,500	859,015
2.88%, 3/31/2018	317,200	333,485
3.00%, 2/28/2017	226,500	234,527
3.13%, 10/31/2016	453,100	466,303
3.13%, 1/31/2017	502,200	519,877
3.13%, 4/30/2017	203,100	211,372
3.13%, 5/15/2019	453,100	485,329
3.25%, 12/31/2016	592,900	613,296
3.25%, 3/31/2017	407,800	424,524
3.38%, 11/15/2019	563,900	612,576
3.50%, 2/15/2018	181,300	192,918
3.50%, 5/15/2020	633,400	694,542
3.63%, 8/15/2019	453,100	494,926
3.63%, 2/15/2020	498,400	547,637
3.75%, 11/15/2018	407,800	442,826
3.88%, 5/15/2018	317,200	342,348
4.00%, 8/15/2018	339,100	369,307
4.25%, 11/15/2017	765,100	822,215
4.50%, 5/15/2017	72,500	77,120
4.63%, 11/15/2016	208,400	218,216
4.63%, 2/15/2017	185,100	195,562
4.75%, 8/15/2017	317,200	341,555
U.S. Treasury Note 1.00%, 9/15/2018	800,000	801,840

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $69,094,795)		69,374,672

	Shares
SHORT TERM INVESTMENTS — 5.6%
MONEY MARKET FUNDS — 5.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,928,124	1,928,124
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d)	1,942,750	1,942,750

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $3,870,874)		3,870,874

TOTAL INVESTMENTS — 104.9% (f)
(Cost $72,965,669)		73,245,546
OTHER ASSETS & LIABILITIES — (4.9)%		(3,400,855)

NET ASSETS — 100.0%		$69,844,691

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Bonds
6.25%, 8/15/2023	$597,600	$790,625
6.88%, 8/15/2025	344,100	494,258
7.13%, 2/15/2023	268,900	368,960
7.25%, 8/15/2022	257,300	349,961
7.50%, 11/15/2016	338,600	365,336
7.50%, 11/15/2024	268,800	393,319
7.63%, 11/15/2022	226,800	317,060
7.63%, 2/15/2025	227,600	337,606
7.88%, 2/15/2021	176,100	234,243
8.00%, 11/15/2021	428,100	587,610
8.13%, 8/15/2019	395,500	499,971
8.13%, 5/15/2021	80,300	108,790
8.13%, 8/15/2021	80,300	109,736
8.50%, 2/15/2020	176,100	230,397
8.75%, 5/15/2017	270,000	305,713
8.75%, 5/15/2020	143,400	191,093
8.75%, 8/15/2020	761,300	1,026,552
8.88%, 8/15/2017	176,100	203,237
8.88%, 2/15/2019	270,000	340,594
9.00%, 11/15/2018	206,800	258,138
9.13%, 5/15/2018	286,300	348,230
Treasury Notes
0.38%, 10/31/2016 (a)	3,685,700	3,684,668
0.50%, 11/30/2016	1,007,000	1,007,665
0.50%, 1/31/2017	3,680,400	3,682,093
0.50%, 2/28/2017	3,557,300	3,557,869
0.50%, 3/31/2017	779,700	779,614
0.50%, 4/30/2017	1,231,200	1,230,252
0.50%, 7/31/2017	2,287,100	2,282,823
0.63%, 10/15/2016	1,928,900	1,933,414
0.63%, 11/15/2016	1,527,200	1,530,713
0.63%, 12/15/2016	1,438,400	1,441,363
0.63%, 12/31/2016	694,300	695,647
0.63%, 2/15/2017	1,797,600	1,800,998
0.63%, 5/31/2017	2,953,600	2,955,933
0.63%, 6/30/2017	810,300	810,778
0.63%, 7/31/2017	814,600	814,950
0.63%, 8/31/2017 (a)	3,091,100	3,090,976
0.63%, 9/30/2017	3,559,000	3,557,470
0.63%, 11/30/2017	4,489,700	4,481,708
0.63%, 4/30/2018	1,072,700	1,067,272
0.75%, 1/15/2017	1,440,300	1,445,629
0.75%, 3/15/2017	1,079,200	1,082,988
0.75%, 6/30/2017	1,204,200	1,207,500
0.75%, 10/31/2017	2,284,000	2,287,609
0.75%, 12/31/2017	963,700	964,172
0.75%, 2/28/2018	1,093,500	1,092,735
0.75%, 3/31/2018	1,128,100	1,126,521
0.75%, 4/15/2018	1,169,700	1,167,840
0.88%, 11/30/2016	3,846,800	3,866,304
0.88%, 12/31/2016	2,443,500	2,455,791
0.88%, 1/31/2017	1,180,400	1,186,597
0.88%, 2/28/2017	1,623,500	1,632,316
0.88%, 4/15/2017	4,342,700	4,365,065
0.88%, 4/30/2017	2,402,100	2,414,495
0.88%, 5/15/2017	1,305,800	1,312,473
0.88%, 6/15/2017	1,438,700	1,445,764
0.88%, 7/15/2017	1,079,400	1,084,527
0.88%, 8/15/2017	1,042,100	1,046,967
0.88%, 10/15/2017	694,100	697,015
0.88%, 11/15/2017	1,007,000	1,010,635
0.88%, 1/15/2018	793,700	795,795
0.88%, 1/31/2018	931,200	933,677
0.88%, 7/15/2018	1,119,900	1,119,878
0.88%, 7/31/2019	512,100	506,482
1.00%, 10/31/2016	2,341,100	2,355,989
1.00%, 3/31/2017	2,542,100	2,560,480
1.00%, 9/15/2017	1,042,100	1,049,530
1.00%, 12/15/2017	763,600	768,388
1.00%, 2/15/2018	1,070,100	1,075,761
1.00%, 3/15/2018	747,200	751,070
1.00%, 5/15/2018	1,323,600	1,329,000
1.00%, 5/31/2018	2,357,600	2,366,417
1.00%, 8/15/2018	1,474,600	1,478,596
1.00%, 6/30/2019	584,900	582,063
1.00%, 8/31/2019 (a)	3,965,400	3,937,642
1.00%, 9/30/2019	790,400	784,108
1.00%, 11/30/2019	5,989,200	5,930,027
1.13%, 6/15/2018	5,165,500	5,201,039
1.13%, 5/31/2019	619,400	619,561
1.13%, 12/31/2019	1,019,200	1,013,401
1.13%, 3/31/2020	919,200	911,994
1.13%, 4/30/2020	1,019,200	1,010,364
1.25%, 10/31/2018	4,931,200	4,973,707
1.25%, 11/30/2018	2,411,100	2,430,630
1.25%, 1/31/2019	722,200	726,981
1.25%, 4/30/2019	482,200	484,804
1.25%, 10/31/2019	462,300	462,989
1.25%, 1/31/2020	1,714,100	1,712,472
1.25%, 2/29/2020	888,000	886,268
1.38%, 6/30/2018	992,100	1,005,513
1.38%, 7/31/2018	1,829,300	1,854,069
1.38%, 9/30/2018 (a)	2,694,100	2,729,366
1.38%, 11/30/2018	493,100	499,136
1.38%, 12/31/2018	620,600	627,631
1.38%, 2/28/2019	1,899,300	1,918,882
1.38%, 1/31/2020	817,700	821,036
1.38%, 2/29/2020	2,799,700	2,812,635
1.38%, 3/31/2020	1,840,000	1,845,741
1.38%, 4/30/2020	4,986,900	5,000,514
1.38%, 5/31/2020 (a)	1,846,200	1,849,892
1.38%, 8/31/2020 (a)	2,261,000	2,263,577
1.50%, 8/31/2018	3,087,200	3,139,620
1.50%, 12/31/2018	1,797,600	1,825,427
1.50%, 1/31/2019	1,119,200	1,136,111
1.50%, 2/28/2019	1,797,600	1,823,881
1.50%, 3/31/2019	460,700	467,311
1.50%, 5/31/2019	1,876,200	1,901,529
1.50%, 10/31/2019	1,042,200	1,053,852
1.50%, 11/30/2019	1,343,000	1,357,384
1.50%, 5/31/2020	1,929,900	1,947,134
1.50%, 1/31/2022	1,221,100	1,207,839
1.63%, 3/31/2019	2,079,200	2,117,665
1.63%, 4/30/2019	5,408,300	5,507,164
1.63%, 6/30/2019	3,901,500	3,970,868
1.63%, 7/31/2019	1,438,700	1,463,503
1.63%, 8/31/2019	1,719,100	1,748,737
1.63%, 12/31/2019	1,389,300	1,410,306
1.63%, 6/30/2020	1,836,900	1,860,265
1.63%, 7/31/2020	2,214,400	2,241,637

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

1.63%, 8/15/2022	$1,583,300	$1,570,269
1.63%, 11/15/2022	1,964,900	1,945,919
1.75%, 10/31/2018	556,500	569,912
1.75%, 9/30/2019	1,389,300	1,418,851
1.75%, 10/31/2020	2,169,100	2,203,502
1.75%, 2/28/2022	1,267,300	1,271,824
1.75%, 3/31/2022	1,234,400	1,237,967
1.75%, 4/30/2022	1,292,700	1,295,777
1.75%, 5/15/2022	1,469,600	1,472,466
1.75%, 5/15/2023	3,458,600	3,429,548
1.88%, 8/31/2017	1,172,900	1,200,463
1.88%, 9/30/2017	979,000	1,002,682
1.88%, 10/31/2017	983,500	1,007,665
1.88%, 6/30/2020	690,600	706,981
1.88%, 11/30/2021	1,007,000	1,020,333
1.88%, 5/31/2022	1,929,900	1,948,466
1.88%, 8/31/2022	1,720,400	1,735,144
2.00%, 7/31/2020	790,400	813,788
2.00%, 9/30/2020	4,857,400	4,998,216
2.00%, 11/30/2020	2,048,500	2,104,178
2.00%, 2/28/2021	1,438,400	1,474,648
2.00%, 5/31/2021	1,119,200	1,146,094
2.00%, 8/31/2021	1,646,300	1,683,193
2.00%, 10/31/2021	833,800	851,343
2.00%, 11/15/2021	1,910,200	1,949,856
2.00%, 2/15/2022	3,349,200	3,418,126
2.00%, 7/31/2022	1,298,200	1,320,737
2.00%, 2/15/2023	4,447,100	4,506,113
2.00%, 2/15/2025	5,096,600	5,076,621
2.00%, 8/15/2025	2,876,300	2,860,912
2.13%, 8/31/2020	911,400	943,244
2.13%, 1/31/2021	1,746,000	1,802,256
2.13%, 6/30/2021	1,079,400	1,112,268
2.13%, 8/15/2021	2,997,500	3,086,016
2.13%, 9/30/2021	1,389,300	1,429,770
2.13%, 12/31/2021	1,215,700	1,248,731
2.13%, 6/30/2022	1,566,800	1,607,725
2.13%, 5/15/2025	3,796,000	3,819,269
2.25%, 11/30/2017	749,000	773,597
2.25%, 7/31/2018	401,700	417,041
2.25%, 3/31/2021	1,438,400	1,493,663
2.25%, 4/30/2021	1,119,200	1,161,830
2.25%, 7/31/2021	1,438,700	1,492,320
2.25%, 11/15/2024	4,686,900	4,774,920
2.38%, 7/31/2017	1,589,700	1,641,031
2.38%, 5/31/2018	586,300	610,010
2.38%, 6/30/2018	3,996,800	4,159,949
2.38%, 12/31/2020	1,438,400	1,503,933
2.38%, 8/15/2024	6,001,900	6,182,077
2.50%, 6/30/2017	714,500	738,243
2.50%, 8/15/2023	2,362,200	2,469,231
2.50%, 5/15/2024	2,507,400	2,612,109
2.63%, 1/31/2018	517,800	540,050
2.63%, 4/30/2018 (a)	704,400	736,655
2.63%, 8/15/2020	4,229,600	4,476,439
2.63%, 11/15/2020	3,575,000	3,780,527
2.75%, 11/30/2016	1,147,700	1,178,504
2.75%, 5/31/2017	1,678,600	1,739,231
2.75%, 12/31/2017	742,500	775,935
2.75%, 2/28/2018	641,300	671,460
2.75%, 2/15/2019	4,505,400	4,757,477
2.75%, 11/15/2023	3,281,300	3,493,272
2.75%, 2/15/2024	2,102,700	2,234,876
2.88%, 3/31/2018	635,600	668,232
3.00%, 2/28/2017	1,013,600	1,049,522
3.13%, 10/31/2016	2,152,600	2,215,327
3.13%, 1/31/2017	1,145,800	1,186,132
3.13%, 4/30/2017	796,900	829,358
3.13%, 5/15/2019	1,060,800	1,136,255
3.13%, 5/15/2021	3,717,300	4,031,523
3.25%, 12/31/2016	1,110,700	1,148,908
3.25%, 3/31/2017	698,100	726,729
3.38%, 11/15/2019	1,347,100	1,463,382
3.50%, 2/15/2018	1,515,000	1,612,081
3.50%, 5/15/2020	1,334,000	1,462,771
3.63%, 8/15/2019	1,027,900	1,122,786
3.63%, 2/15/2020	1,538,300	1,690,268
3.63%, 2/15/2021	2,300,900	2,552,987
3.75%, 11/15/2018	1,071,500	1,163,531
3.88%, 5/15/2018	524,900	566,514
4.00%, 8/15/2018	395,500	430,731
4.25%, 11/15/2017	3,693,200	3,968,897
4.50%, 5/15/2017	564,500	600,476
4.63%, 11/15/2016	872,800	913,909
4.63%, 2/15/2017	471,600	498,255
4.75%, 8/15/2017	2,748,100	2,959,099

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $347,012,652)		350,030,842

	Shares
SHORT TERM INVESTMENTS — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (b)(c)	12,409,725	12,409,725
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,604,425	7,604,425

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $20,014,150)		20,014,150

TOTAL INVESTMENTS — 105.3% (f)
(Cost $367,026,802)		370,044,992
OTHER ASSETS & LIABILITIES — (5.3)%		(18,485,172)

NET ASSETS — 100.0%		$351,559,820

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedule of Investments).

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds
2.50%, 2/15/2045	$16,252,300	$14,964,793
2.75%, 8/15/2042	11,814,300	11,525,204
2.75%, 11/15/2042	7,259,700	7,071,601
2.88%, 5/15/2043	14,262,800	14,222,294
2.88%, 8/15/2045	4,252,000	4,249,364
3.00%, 5/15/2042	4,478,200	4,595,081
3.00%, 11/15/2044	13,172,400	13,454,025
3.00%, 5/15/2045 (a)	13,199,000	13,508,253
3.13%, 11/15/2041	9,133,100	9,634,416
3.13%, 2/15/2042	4,217,800	4,440,289
3.13%, 2/15/2043	5,853,000	6,132,071
3.13%, 8/15/2044	9,044,000	9,466,264
3.38%, 5/15/2044	12,094,100	13,275,090
3.50%, 2/15/2039	1,856,400	2,095,337
3.63%, 8/15/2043	8,475,800	9,759,715
3.63%, 2/15/2044	12,070,300	13,882,052
3.75%, 8/15/2041	3,123,400	3,666,465
3.75%, 11/15/2043	12,559,300	14,789,329
3.88%, 8/15/2040	3,967,700	4,727,713
4.25%, 5/15/2039	2,938,200	3,704,835
4.25%, 11/15/2040	6,562,800	8,277,528
4.38%, 2/15/2038	1,781,200	2,291,265
4.38%, 11/15/2039	7,395,300	9,492,237
4.38%, 5/15/2040	4,828,400	6,199,376
4.38%, 5/15/2041	3,254,400	4,196,842
4.50%, 2/15/2036	3,354,500	4,399,024
4.50%, 5/15/2038	1,712,900	2,241,535
4.50%, 8/15/2039	3,919,700	5,115,130
4.63%, 2/15/2040	9,105,100	12,104,410
4.75%, 2/15/2037	1,237,000	1,677,904
4.75%, 2/15/2041	4,382,200	5,944,542
5.00%, 5/15/2037	1,290,200	1,809,583
5.25%, 11/15/2028	4,185,300	5,602,359
5.25%, 2/15/2029	2,255,500	3,028,505
5.38%, 2/15/2031	3,104,600	4,309,619
5.50%, 8/15/2028	1,790,300	2,441,343
6.00%, 2/15/2026	2,169,600	2,965,691
6.13%, 11/15/2027	2,771,400	3,934,086
6.13%, 8/15/2029	1,087,800	1,582,858
6.25%, 5/15/2030	1,997,400	2,968,676
6.38%, 8/15/2027	1,217,600	1,754,598
6.50%, 11/15/2026	1,776,700	2,548,445
6.63%, 2/15/2027	901,100	1,310,515
6.75%, 8/15/2026	898,400	1,305,555

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $284,822,823)		276,665,817

	Shares
SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	7,003,189	7,003,189
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d)	376,604	376,604

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $7,379,793)		7,379,793

TOTAL INVESTMENTS — 101.8% (f)
(Cost $292,202,616)		284,045,610
OTHER ASSETS & LIABILITIES — (1.8)%		(5,026,483)

NET ASSETS — 100.0%		$279,019,127

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BONDS & NOTES — 96.6%
AEROSPACE & DEFENSE — 1.1%
Boeing Co. 3.75%, 11/20/2016	$2,400,000	$2,477,212
Exelis, Inc. 4.25%, 10/1/2016	2,260,000	2,314,706
General Dynamics Corp. 1.00%, 11/15/2017	4,070,000	4,042,253
Honeywell International, Inc.:
5.30%, 3/15/2017	1,182,000	1,255,315
5.30%, 3/1/2018	3,868,000	4,233,816
L-3 Communications Corp.:
1.50%, 5/28/2017	1,545,000	1,523,830
3.95%, 11/15/2016	4,931,000	5,053,919
Northrop Grumman Corp. 1.75%, 6/1/2018	3,600,000	3,584,046
Precision Castparts Corp. 1.25%, 1/15/2018	4,289,000	4,267,726
Raytheon Co. 6.75%, 3/15/2018	405,000	455,327
Textron, Inc. 5.60%, 12/1/2017	500,000	535,687
United Technologies Corp.:
1.78%, 5/4/2018	4,100,000	4,087,317
1.80%, 6/1/2017	6,560,000	6,637,042
5.38%, 12/15/2017	4,200,000	4,554,867

		45,023,063

AIR FREIGHT & LOGISTICS — 0.1%
United Parcel Service, Inc.:
1.13%, 10/1/2017	1,000,000	1,003,722
5.50%, 1/15/2018	3,138,000	3,440,868

		4,444,590

AIRLINES — 0.1%
Southwest Airlines Co.:
5.13%, 3/1/2017	852,000	894,423
5.75%, 12/15/2016	1,300,000	1,368,999

		2,263,422

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
1.40%, 11/2/2017	1,640,000	1,625,068
2.60%, 12/1/2016	532,000	540,308

		2,165,376

BANKS — 19.7%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	4,450,000	4,449,882
1.65%, 9/29/2017	2,000,000	2,004,041
2.00%, 8/24/2018	4,034,000	4,048,588
3.05%, 8/23/2018	3,600,000	3,713,865
American Express Bank FSB 6.00%, 9/13/2017	5,100,000	5,519,156
American Express Centurion Bank 6.00%, 9/13/2017	5,000,000	5,410,937
Australia & New Zealand Banking Group, Ltd.:
1.25%, 1/10/2017	3,875,000	3,877,588
1.25%, 6/13/2017	5,900,000	5,875,625
1.45%, 5/15/2018	200,000	199,125
1.50%, 1/16/2018	4,700,000	4,703,038
Bank of America NA 1.75%, 6/5/2018	7,200,000	7,181,036
Bank of Montreal:
1.30%, 7/14/2017	3,735,000	3,728,630
1.40%, 9/11/2017	4,041,000	4,033,528
1.40%, 4/10/2018	4,855,000	4,828,563
1.45%, 4/9/2018	5,000,000	4,972,823
1.80%, 7/31/2018	4,900,000	4,903,874
2.50%, 1/11/2017	5,725,000	5,819,282
Bank of New York Mellon Corp.:
1.30%, 1/25/2018	3,100,000	3,088,660
2.40%, 1/17/2017	150,000	152,259
Bank of Nova Scotia:
1.10%, 12/13/2016	4,001,000	4,001,143
1.25%, 4/11/2017	3,900,000	3,894,312
1.30%, 7/21/2017	2,900,000	2,892,429
1.38%, 12/18/2017	4,040,000	4,024,934
1.45%, 4/25/2018	6,000,000	5,981,799
1.70%, 6/11/2018	4,250,000	4,247,632
2.55%, 1/12/2017	4,415,000	4,490,661
Barclays PLC 2.00%, 3/16/2018	5,500,000	5,493,298
BB&T Corp.:
1.45%, 1/12/2018	2,300,000	2,288,582
1.60%, 8/15/2017	5,671,000	5,692,258
2.15%, 3/22/2017	3,675,000	3,723,729
4.90%, 6/30/2017	2,000,000	2,103,046
BNP Paribas SA:
1.25%, 12/12/2016	2,744,000	2,742,469
1.38%, 3/17/2017	5,082,000	5,065,782
2.38%, 9/14/2017	8,400,000	8,525,172
2.70%, 8/20/2018	7,167,000	7,322,957
BPCE SA:
1.61%, 7/25/2017	2,000,000	1,988,108
1.63%, 2/10/2017	2,700,000	2,706,436
1.63%, 1/26/2018	2,400,000	2,383,943
2.50%, 12/10/2018	2,000,000	2,035,660
Branch Banking & Trust Co.:
1.00%, 4/3/2017	3,350,000	3,336,717
1.05%, 12/1/2016	2,075,000	2,072,674
1.35%, 10/1/2017	3,070,000	3,059,956
1.45%, 10/3/2016	1,913,000	1,922,703
2.30%, 10/15/2018	1,000,000	1,011,997
Canadian Imperial Bank of Commerce/Canada 1.55%, 1/23/2018	3,750,000	3,748,200
Capital One NA/McLean, VA 1.50%, 3/22/2018	3,000,000	2,955,311
Citizens Bank NA/Providence, RI 1.60%, 12/4/2017	3,700,000	3,668,877
Comerica Bank 5.75%, 11/21/2016	1,250,000	1,315,634
Comerica, Inc. 2.13%, 5/23/2019	5,000,000	4,965,044
Commonwealth Bank of Australia/New York, NY:
1.13%, 3/13/2017	4,950,000	4,948,452
1.40%, 9/8/2017	4,150,000	4,166,090
1.63%, 3/12/2018	6,350,000	6,365,799
1.90%, 9/18/2017	4,950,000	5,007,713
2.50%, 9/20/2018	5,500,000	5,607,469

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Compass Bank 1.85%, 9/29/2017	$2,800,000	$2,792,006
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.38%, 1/19/2017	10,190,000	10,455,326
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 1.70%, 3/19/2018	5,885,000	5,889,106
Corpbanca SA 3.13%, 1/15/2018	2,600,000	2,587,000
Credit Suisse of New York, NY:
1.38%, 5/26/2017	8,410,000	8,379,657
1.70%, 4/27/2018	13,500,000	13,442,253
1.75%, 1/29/2018	7,242,000	7,238,498
6.00%, 2/15/2018	5,255,000	5,704,917
Deutsche Bank AG London:
1.35%, 5/30/2017	6,150,000	6,110,122
1.40%, 2/13/2017	5,268,000	5,254,018
1.88%, 2/13/2018	8,985,000	8,975,420
6.00%, 9/1/2017	11,550,000	12,460,437
Discover Bank/Greenwood DE:
2.00%, 2/21/2018	3,200,000	3,178,447
2.60%, 11/13/2018	2,730,000	2,740,054
Fifth Third Bancorp:
1.35%, 6/1/2017	2,380,000	2,376,991
5.45%, 1/15/2017	1,671,000	1,749,481
Fifth Third Bank:
1.15%, 11/18/2016	3,760,000	3,753,816
1.45%, 2/28/2018	4,000,000	3,972,652
2.15%, 8/20/2018	6,000,000	6,038,953
HSBC Bank USA NA 6.00%, 8/9/2017	2,000,000	2,148,879
HSBC USA, Inc.:
1.30%, 6/23/2017	1,800,000	1,793,972
1.50%, 11/13/2017	2,800,000	2,788,581
1.63%, 1/16/2018	5,700,000	5,674,995
1.70%, 3/5/2018	4,350,000	4,332,412
2.00%, 8/7/2018	3,100,000	3,102,455
2.63%, 9/24/2018	5,000,000	5,079,665
Huntington Bancshares, Inc. 2.60%, 8/2/2018	1,800,000	1,812,351
Huntington National Bank:
1.30%, 11/20/2016	2,356,000	2,352,637
1.38%, 4/24/2017	2,575,000	2,561,077
1.70%, 2/26/2018	3,150,000	3,124,922
2.00%, 6/30/2018	3,000,000	2,984,769
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	8,565,000	8,589,488
3.88%, 1/16/2018	6,700,000	6,908,153
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	2,000,000	2,148,646
6.00%, 10/1/2017	13,150,000	14,231,080
KeyBank NA:
1.10%, 11/25/2016	1,635,000	1,634,125
1.65%, 2/1/2018	3,674,000	3,666,365
1.70%, 6/1/2018	2,950,000	2,939,205
KeyCorp 2.30%, 12/13/2018	4,000,000	4,025,082
Lloyds Bank PLC:
1.75%, 3/16/2018	4,200,000	4,192,858
1.75%, 5/14/2018	4,600,000	4,585,812
2.00%, 8/17/2018	4,700,000	4,710,316
4.20%, 3/28/2017	1,885,000	1,958,468
Manufacturers & Traders Trust Co.:
1.25%, 1/30/2017	3,677,000	3,669,895
1.40%, 7/25/2017	3,250,000	3,247,850
1.45%, 3/7/2018	4,000,000	3,977,107
5.63%, 12/1/2021 (a)	300,000	303,600
MUFG Americas Holdings Corp. 1.63%, 2/9/2018	1,000,000	996,182
MUFG Union Bank NA:
2.13%, 6/16/2017	2,550,000	2,575,605
2.63%, 9/26/2018	4,400,000	4,472,108
National Australia Bank, Ltd.:
1.88%, 7/23/2018	3,250,000	3,254,763
2.30%, 7/25/2018	25,000	25,327
2.75%, 3/9/2017	4,125,000	4,213,141
National Bank of Canada 1.45%, 11/7/2017	3,571,000	3,538,292
National City Bank:
5.25%, 12/15/2016	1,110,000	1,159,565
5.80%, 6/7/2017	1,650,000	1,764,982
PNC Bank NA:
1.13%, 1/27/2017	4,640,000	4,632,599
1.15%, 11/1/2016	2,271,000	2,271,526
1.30%, 10/3/2016	3,616,000	3,627,710
1.50%, 10/18/2017	3,800,000	3,800,980
1.50%, 2/23/2018	4,450,000	4,437,390
1.60%, 6/1/2018	4,350,000	4,337,442
1.85%, 7/20/2018	4,902,000	4,916,123
2.25%, 7/2/2019	2,150,000	2,159,361
4.88%, 9/21/2017	114,000	121,021
6.00%, 12/7/2017	1,695,000	1,842,248
6.88%, 4/1/2018	1,100,000	1,227,535
PNC Funding Corp. 5.63%, 2/1/2017	1,641,000	1,722,722
Regions Bank 7.50%, 5/15/2018	1,700,000	1,920,347
Regions Financial Corp. 2.00%, 5/15/2018	3,970,000	3,957,780
Royal Bank of Canada:
1.00%, 4/27/2017	2,000,000	1,987,700
1.20%, 1/23/2017	5,900,000	5,915,565
1.25%, 6/16/2017	6,850,000	6,827,307
1.40%, 10/13/2017	4,000,000	3,988,292
1.50%, 1/16/2018	4,600,000	4,592,652
1.80%, 7/30/2018	15,300,000	15,312,096
Royal Bank of Scotland PLC 1.88%, 3/31/2017	4,212,000	4,204,475
Santander Bank NA 2.00%, 1/12/2018	4,300,000	4,264,732
Societe Generale SA:
2.63%, 10/1/2018	1,150,000	1,171,808
2.75%, 10/12/2017	5,100,000	5,196,500
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017	2,950,000	2,949,363
1.35%, 7/11/2017	6,480,000	6,446,407
1.50%, 1/18/2018	500,000	496,960
1.75%, 1/16/2018	3,000,000	2,995,217
1.80%, 7/18/2017	5,250,000	5,259,512
1.95%, 7/23/2018	7,500,000	7,499,729

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

SunTrust Bank/Atlanta GA 1.35%, 2/15/2017	$2,100,000	$2,092,230
SunTrust Banks, Inc.:
3.50%, 1/20/2017	2,910,000	2,980,164
6.00%, 9/11/2017	3,287,000	3,537,469
7.25%, 3/15/2018	684,000	759,035
Svenska Handelsbanken AB:
1.63%, 3/21/2018	4,700,000	4,700,455
2.88%, 4/4/2017	4,600,000	4,704,617
Toronto-Dominion Bank:
1.13%, 5/2/2017	4,460,000	4,448,005
1.40%, 4/30/2018	5,786,000	5,746,547
1.63%, 3/13/2018	3,750,000	3,750,355
1.75%, 7/23/2018	8,290,000	8,285,190
2.38%, 10/19/2016	8,800,000	8,942,131
2.63%, 9/10/2018	4,000,000	4,097,480
US Bancorp:
1.65%, 5/15/2017	5,675,000	5,721,042
2.20%, 11/15/2016	1,614,000	1,635,644
3.44%, 2/1/2016	2,100,000	2,117,785
US Bank NA:
1.10%, 1/30/2017	6,106,000	6,117,572
1.35%, 1/26/2018	4,500,000	4,495,787
1.38%, 9/11/2017	5,200,000	5,212,240
Wachovia Corp.:
5.63%, 10/15/2016	5,286,000	5,535,382
5.75%, 6/15/2017	8,769,000	9,409,964
5.75%, 2/1/2018	11,294,000	12,330,063
Wells Fargo & Co.:
1.15%, 6/2/2017	5,550,000	5,539,311
1.40%, 9/8/2017	7,400,000	7,397,628
1.50%, 1/16/2018	8,700,000	8,691,954
2.10%, 5/8/2017	7,006,000	7,098,301
2.15%, 1/15/2019	1,000,000	1,007,417
2.63%, 12/15/2016	4,047,000	4,125,740
5.63%, 12/11/2017	13,443,000	14,605,853
6.00%, 11/15/2017	5,675,000	6,198,016
Westpac Banking Corp.:
1.05%, 11/25/2016	2,300,000	2,304,019
1.20%, 5/19/2017	4,821,000	4,805,719
1.50%, 12/1/2017	5,100,000	5,089,504
1.55%, 5/25/2018	3,479,000	3,454,699
1.60%, 1/12/2018	4,500,000	4,487,844
2.00%, 8/14/2017	6,200,000	6,280,241
2.25%, 7/30/2018	4,725,000	4,774,102
4.63%, 6/1/2018	917,000	972,525

		771,446,499

BEVERAGES — 2.0%
Anheuser-Busch Cos. LLC:
5.05%, 10/15/2016	1,830,000	1,910,363
5.50%, 1/15/2018	1,768,000	1,915,199
5.60%, 3/1/2017	1,402,000	1,486,821
Anheuser-Busch InBev Finance, Inc.:
1.13%, 1/27/2017	4,265,000	4,272,157
1.25%, 1/17/2018	4,478,000	4,438,712
Anheuser-Busch InBev Worldwide, Inc. 1.38%, 7/15/2017	8,650,000	8,646,644
Beam Suntory, Inc. 1.88%, 5/15/2017	1,524,000	1,529,536
Brown-Forman Corp. 1.00%, 1/15/2018	1,054,000	1,042,864
Coca-Cola Co.:
0.75%, 11/1/2016	1,867,000	1,866,059
1.15%, 4/1/2018	7,160,000	7,147,535
1.65%, 3/14/2018	3,400,000	3,437,614
Diageo Capital PLC:
1.13%, 4/29/2018	2,952,000	2,909,290
1.50%, 5/11/2017	4,470,000	4,482,288
5.75%, 10/23/2017	5,490,000	5,958,623
Dr. Pepper Snapple Group, Inc. 6.82%, 5/1/2018	3,900,000	4,368,707
Molson Coors Brewing Co. 2.00%, 5/1/2017	1,950,000	1,960,712
PepsiAmericas, Inc. 5.00%, 5/15/2017	20,000	21,262
PepsiCo, Inc.:
0.95%, 2/22/2017	2,985,000	2,982,015
1.13%, 7/17/2017	3,000,000	3,005,752
1.25%, 8/13/2017	4,124,000	4,137,159
1.25%, 4/30/2018	2,600,000	2,592,048
5.00%, 6/1/2018	7,500,000	8,195,709

		78,307,069

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.25%, 5/22/2017	3,331,000	3,323,082
2.13%, 5/15/2017	5,100,000	5,159,338
2.50%, 11/15/2016	4,245,000	4,308,846
5.85%, 6/1/2017	4,090,000	4,381,902
6.15%, 6/1/2018	1,800,000	1,996,905
Biogen, Inc. 6.88%, 3/1/2018	4,000,000	4,455,615
Celgene Corp.:
1.90%, 8/15/2017	1,460,000	1,470,281
2.13%, 8/15/2018	3,765,000	3,786,331
Gilead Sciences, Inc.:
1.85%, 9/4/2018	4,095,000	4,122,027
3.05%, 12/1/2016	3,247,000	3,318,385

		36,322,712

BUILDING PRODUCTS — 0.0% (b)
Martin Marietta Materials, Inc. 6.60%, 4/15/2018	255,000	281,852

CAPITAL MARKETS — 5.5%
Astoria Financial Corp. 5.00%, 6/19/2017	1,900,000	1,986,529
Bank of New York Mellon Corp.:
1.35%, 3/6/2018	150,000	149,532
1.60%, 5/22/2018	2,278,000	2,277,933
1.97%, 6/20/2017	2,800,000	2,836,673
2.10%, 8/1/2018	2,650,000	2,679,028
2.30%, 9/11/2019	3,500,000	3,531,572
Bear Stearns Cos. LLC:
4.65%, 7/2/2018	396,000	423,290
5.55%, 1/22/2017	3,970,000	4,167,003
6.40%, 10/2/2017	11,329,000	12,362,120
7.25%, 2/1/2018	12,532,000	14,048,295
Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	11,489,000	11,629,511
2.90%, 7/19/2018	10,200,000	10,451,140
5.63%, 1/15/2017	12,625,000	13,254,279

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.75%, 10/1/2016	$6,850,000	$7,173,183
5.95%, 1/18/2018	12,701,000	13,854,209
6.15%, 4/1/2018	18,366,000	20,229,377
6.25%, 9/1/2017	8,363,000	9,074,666
Jefferies Group, Inc. 5.13%, 4/13/2018	2,205,000	2,314,558
Morgan Stanley:
1.88%, 1/5/2018	7,355,000	7,363,694
2.13%, 4/25/2018	7,458,000	7,488,442
4.75%, 3/22/2017	7,925,000	8,297,328
5.45%, 1/9/2017	6,763,000	7,098,512
5.55%, 4/27/2017	6,575,000	6,975,849
5.75%, 10/18/2016	7,203,000	7,543,254
5.95%, 12/28/2017	9,865,000	10,744,993
6.25%, 8/28/2017	7,100,000	7,691,803
6.63%, 4/1/2018	16,191,000	17,999,430

		213,646,203

CHEMICALS — 1.1%
Air Products & Chemicals, Inc. 1.20%, 10/15/2017	2,375,000	2,365,638
Airgas, Inc. 1.65%, 2/15/2018	734,000	729,742
Cabot Corp.:
2.55%, 1/15/2018	1,770,000	1,778,956
5.00%, 10/1/2016	169,000	175,198
CF Industries, Inc. 6.88%, 5/1/2018	3,750,000	4,175,715
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	2,002,000	2,100,037
6.00%, 7/15/2018	5,394,000	5,996,297
Eastman Chemical Co. 2.40%, 6/1/2017	3,722,000	3,755,602
Ecolab, Inc.:
1.45%, 12/8/2017	2,170,000	2,160,857
1.55%, 1/12/2018	2,156,000	2,147,776
3.00%, 12/8/2016	5,103,000	5,201,885
Monsanto Co.:
1.15%, 6/30/2017	1,700,000	1,689,864
5.13%, 4/15/2018	1,599,000	1,726,176
Potash Corp. of Saskatchewan, Inc. 3.25%, 12/1/2017	1,974,000	2,032,537
Praxair, Inc.:
1.05%, 11/7/2017	336,000	334,287
5.20%, 3/15/2017	980,000	1,036,840
Rohm & Haas Co. 6.00%, 9/15/2017	2,001,000	2,159,880
RPM International, Inc. 6.50%, 2/15/2018	25,000	27,276
Sherwin-Williams Co. 1.35%, 12/15/2017	1,900,000	1,887,826

		41,482,389

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Equifax, Inc. 6.30%, 7/1/2017	700,000	752,783
Pitney Bowes, Inc. 5.75%, 9/15/2017	1,003,000	1,076,439
Total System Services, Inc. 2.38%, 6/1/2018	1,100,000	1,101,513
Western Union Co.:
2.38%, 12/10/2015	1,100,000	1,102,476
2.88%, 12/10/2017	2,300,000	2,345,555
5.93%, 10/1/2016	3,519,000	3,664,304

		10,043,070

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
1.10%, 3/3/2017	10,225,000	10,252,850
1.65%, 6/15/2018	6,750,000	6,789,063
3.15%, 3/14/2017	2,600,000	2,682,452
4.95%, 2/15/2019	625,000	690,510
QUALCOMM, Inc. 1.40%, 5/18/2018	5,472,000	5,440,962

		25,855,837

CONSUMER FINANCE — 1.5%
Caterpillar Financial Services Corp.:
1.00%, 11/25/2016	2,300,000	2,304,022
1.00%, 3/3/2017	3,292,000	3,285,416
1.25%, 8/18/2017	6,000,000	5,994,789
1.25%, 11/6/2017	2,950,000	2,942,896
1.30%, 3/1/2018	1,010,000	1,004,246
1.63%, 6/1/2017	575,000	579,334
1.70%, 6/16/2018	3,150,000	3,158,214
1.75%, 3/24/2017	150,000	151,215
5.45%, 4/15/2018	2,900,000	3,175,091
5.85%, 9/1/2017	403,000	436,980
Discover Financial Services 6.45%, 6/12/2017	3,000,000	3,228,552
John Deere Capital Corp.:
1.05%, 10/11/2016	3,000,000	3,010,219
1.05%, 12/15/2016	2,005,000	2,009,393
1.13%, 6/12/2017	4,700,000	4,698,272
1.20%, 10/10/2017	2,693,000	2,689,418
1.30%, 3/12/2018	2,750,000	2,740,708
1.35%, 1/16/2018	1,950,000	1,948,195
1.40%, 3/15/2017	2,900,000	2,913,920
1.55%, 12/15/2017	2,400,000	2,412,118
1.60%, 7/13/2018	3,000,000	3,003,974
1.75%, 8/10/2018	6,200,000	6,239,588
2.00%, 1/13/2017	1,314,000	1,331,605
2.80%, 9/18/2017	35,000	36,044
5.50%, 4/13/2017	1,276,000	1,358,302

		60,652,511

DIVERSIFIED FINANCIAL SERVICES — 19.3%
ABB Finance USA, Inc. 1.63%, 5/8/2017	2,300,000	2,302,829
Air Lease Corp.:
2.13%, 1/15/2018	2,000,000	1,975,879
2.63%, 9/4/2018	2,500,000	2,496,730
4.50%, 1/15/2016	1,400,000	1,407,000
5.63%, 4/1/2017	4,708,000	4,919,968
American Express Co.:
1.55%, 5/22/2018	3,711,000	3,692,760
6.15%, 8/28/2017	9,250,000	10,020,119
7.00%, 3/19/2018	7,708,000	8,656,629
American Express Credit Corp.:
1.13%, 6/5/2017	7,050,000	7,010,186
1.55%, 9/22/2017 (c)	2,980,000	2,980,186
1.80%, 7/31/2018	5,100,000	5,097,023
2.13%, 7/27/2018	3,200,000	3,231,023
2.38%, 3/24/2017	5,816,000	5,899,079

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

American Honda Finance Corp.:
0.95%, 5/5/2017	$2,330,000	$2,322,774
1.13%, 10/7/2016	4,368,000	4,384,703
1.20%, 7/14/2017	2,300,000	2,289,213
1.50%, 3/13/2018	3,050,000	3,033,894
1.55%, 12/11/2017	3,625,000	3,621,337
1.60%, 7/13/2018	4,900,000	4,887,898
Bank of America Corp.:
1.35%, 11/21/2016	2,181,000	2,179,843
1.70%, 8/25/2017	4,475,000	4,481,088
1.95%, 5/12/2018	4,900,000	4,897,360
2.00%, 1/11/2018	13,344,000	13,396,933
3.88%, 3/22/2017	5,324,000	5,508,021
5.42%, 3/15/2017	4,855,000	5,111,604
5.63%, 10/14/2016	6,791,000	7,096,102
5.65%, 5/1/2018	5,185,000	5,649,363
5.70%, 5/2/2017	3,666,000	3,883,367
5.75%, 12/1/2017	18,000,000	19,476,987
6.00%, 9/1/2017	11,750,000	12,669,258
6.88%, 4/25/2018	29,550,000	33,048,620
Bank of America NA:
1.13%, 11/14/2016	5,730,000	5,728,604
1.25%, 2/14/2017	4,300,000	4,297,420
1.65%, 3/26/2018	7,050,000	7,042,999
5.30%, 3/15/2017	9,847,000	10,362,217
6.10%, 6/15/2017	5,170,000	5,537,357
BlackRock, Inc. 6.25%, 9/15/2017	2,800,000	3,061,225
Boeing Capital Corp. 2.90%, 8/15/2018	1,000,000	1,037,514
Capital One Bank USA NA:
1.15%, 11/21/2016	3,354,000	3,340,903
1.20%, 2/13/2017	3,645,000	3,622,091
1.30%, 6/5/2017	2,200,000	2,183,806
Capital One Financial Corp. 6.75%, 9/15/2017	2,219,000	2,424,760
Capital One NA:
1.50%, 9/5/2017	3,900,000	3,874,491
1.65%, 2/5/2018	6,891,000	6,821,774
2.35%, 8/17/2018	4,750,000	4,760,101
Charles Schwab Corp. 1.50%, 3/10/2018	3,800,000	3,806,949
Citigroup, Inc.:
1.30%, 11/15/2016	2,950,000	2,948,459
1.35%, 3/10/2017	3,628,000	3,623,519
1.55%, 8/14/2017	5,280,000	5,275,445
1.70%, 4/27/2018	12,350,000	12,281,783
1.75%, 5/1/2018	6,430,000	6,400,785
1.80%, 2/5/2018	11,045,000	11,032,057
1.85%, 11/24/2017	7,150,000	7,172,958
2.15%, 7/30/2018	6,800,000	6,827,681
2.50%, 9/26/2018	5,000,000	5,060,355
4.45%, 1/10/2017	6,857,000	7,111,665
5.50%, 2/15/2017	6,303,000	6,597,350
6.00%, 8/15/2017	7,200,000	7,761,483
6.13%, 11/21/2017	15,560,000	16,966,561
6.13%, 5/15/2018	5,500,000	6,080,955
Ford Motor Credit Co. LLC:
1.46%, 3/27/2017	2,000,000	1,991,637
1.50%, 1/17/2017	4,665,000	4,650,296
1.68%, 9/8/2017	5,200,000	5,167,287
1.72%, 12/6/2017	6,135,000	6,073,516
2.15%, 1/9/2018	3,330,000	3,320,715
2.24%, 6/15/2018	5,115,000	5,090,824
2.38%, 1/16/2018	7,200,000	7,208,522
2.88%, 10/1/2018	2,437,000	2,461,782
3.00%, 6/12/2017	9,650,000	9,807,368
4.25%, 2/3/2017	5,400,000	5,574,372
5.00%, 5/15/2018	7,570,000	8,053,012
6.63%, 8/15/2017	5,750,000	6,217,670
8.00%, 12/15/2016	5,100,000	5,478,605
Franklin Resources, Inc. 1.38%, 9/15/2017	700,000	699,707
General Electric Capital Corp.:
1.25%, 5/15/2017	5,600,000	5,617,269
1.60%, 11/20/2017	4,400,000	4,446,609
1.63%, 4/2/2018	5,245,000	5,290,606
2.30%, 4/27/2017	8,300,000	8,461,760
2.90%, 1/9/2017	3,500,000	3,588,470
3.35%, 10/17/2016	5,300,000	5,443,266
5.38%, 10/20/2016	5,456,000	5,717,330
5.40%, 2/15/2017	6,422,000	6,792,737
5.63%, 9/15/2017	12,435,000	13,546,770
5.63%, 5/1/2018	14,782,000	16,372,522
6.38%, 11/15/2067 (a)	12,000,000	12,990,000
General Motors Financial Co., Inc.:
2.40%, 4/10/2018	379,000	375,137
3.25%, 5/15/2018	10,000,000	10,094,885
4.75%, 8/15/2017	10,000,000	10,390,739
6.75%, 6/1/2018	250,000	274,037
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	2,091,000	2,123,468
JPMorgan Chase & Co.:
1.35%, 2/15/2017	7,950,000	7,950,795
1.63%, 5/15/2018	8,741,000	8,683,964
1.70%, 3/1/2018	16,535,000	16,487,851
1.80%, 1/25/2018	4,950,000	4,950,970
2.00%, 8/15/2017	11,050,000	11,146,089
6.00%, 1/15/2018	21,761,000	23,779,723
6.13%, 6/27/2017	5,819,000	6,246,018
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	8,064,000	8,757,157
6.50%, 7/15/2018	2,278,000	2,545,348
Nasdaq, Inc. 5.25%, 1/16/2018	1,900,000	2,043,310
National Rural Utilities Cooperative Finance Corp.:
0.95%, 4/24/2017	2,100,000	2,090,550
1.10%, 1/27/2017	2,900,000	2,903,916
5.45%, 4/10/2017	2,500,000	2,661,250
5.45%, 2/1/2018	800,000	867,680
NYSE Holdings LLC 2.00%, 10/5/2017	3,679,000	3,717,739
ORIX Corp. 3.75%, 3/9/2017	2,800,000	2,876,110
PACCAR Financial Corp.:
1.10%, 6/6/2017	1,800,000	1,795,615
1.40%, 11/17/2017	1,715,000	1,715,110
1.40%, 5/18/2018	1,815,000	1,807,027
1.45%, 3/9/2018	2,200,000	2,198,895
1.60%, 3/15/2017	2,000,000	2,013,046
1.75%, 8/14/2018	735,000	736,617

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Synchrony Financial 1.88%, 8/15/2017	$3,935,000	$3,931,963
Toyota Motor Credit Corp.:
1.13%, 5/16/2017	4,025,000	4,020,357
1.25%, 10/5/2017	5,668,000	5,659,398
1.38%, 1/10/2018	2,500,000	2,496,309
1.45%, 1/12/2018	5,250,000	5,251,032
1.55%, 7/13/2018	5,100,000	5,097,068
1.75%, 5/22/2017	4,375,000	4,414,213
2.00%, 10/24/2018	2,140,000	2,160,939
2.05%, 1/12/2017	4,110,000	4,160,710
2.10%, 1/17/2019	4,000,000	4,038,706
UBS AG of Stamford, CT:
1.38%, 6/1/2017	4,750,000	4,728,839
1.38%, 8/14/2017	6,275,000	6,243,705
1.80%, 3/26/2018	10,175,000	10,169,838
5.75%, 4/25/2018	6,562,000	7,188,238
5.88%, 12/20/2017	12,117,000	13,187,099

		754,715,155

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.:
1.40%, 12/1/2017	8,450,000	8,387,919
1.60%, 2/15/2017	3,750,000	3,755,221
1.70%, 6/1/2017	4,692,000	4,699,904
2.38%, 11/27/2018	5,000,000	5,046,147
5.50%, 2/1/2018	15,025,000	16,245,898
British Telecommunications PLC:
1.25%, 2/14/2017	2,400,000	2,393,611
5.95%, 1/15/2018	4,850,000	5,302,531
Harris Corp. 2.00%, 4/27/2018	2,560,000	2,548,395
Qwest Corp. 6.50%, 6/1/2017	1,490,000	1,586,850
Verizon Communications, Inc.:
1.10%, 11/1/2017	1,300,000	1,288,664
1.35%, 6/9/2017	8,850,000	8,844,548
2.00%, 11/1/2016	5,343,000	5,389,038
3.65%, 9/14/2018	10,200,000	10,733,906
5.50%, 2/15/2018	3,827,000	4,161,680
6.10%, 4/15/2018	2,200,000	2,429,626

		82,813,938

ELECTRIC UTILITIES — 2.9%
Alabama Power Co. 5.50%, 10/15/2017	246,000	265,114
Ameren Illinois Co. 6.13%, 11/15/2017	850,000	929,645
American Electric Power Co., Inc. 1.65%, 12/15/2017	4,100,000	4,080,851
Appalachian Power Co. 5.00%, 6/1/2017	862,000	909,065
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	1,224,000	1,282,312
Berkshire Hathaway Energy Co. 1.10%, 5/15/2017	1,407,000	1,399,201
Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	1,115,000	1,249,246
CMS Energy Corp.:
5.05%, 2/15/2018	1,254,000	1,345,146
6.55%, 7/17/2017	843,000	914,512
Commonwealth Edison Co.:
5.80%, 3/15/2018	3,180,000	3,501,498
6.15%, 9/15/2017	1,418,000	1,543,822
Connecticut Light & Power Co. 5.65%, 5/1/2018	300,000	331,140
Consolidated Edison Co. of New York, Inc.:
5.30%, 12/1/2016	1,500,000	1,572,867
5.85%, 4/1/2018	3,000,000	3,308,400
Consumers Energy Co. 5.15%, 2/15/2017	1,964,000	2,064,557
Dominion Gas Holdings LLC 1.05%, 11/1/2016	2,300,000	2,296,374
Dominion Resources, Inc.:
1.25%, 3/15/2017	1,515,000	1,508,637
1.40%, 9/15/2017	1,250,000	1,243,609
1.90%, 6/15/2018	2,650,000	2,646,431
6.40%, 6/15/2018	5,500,000	6,127,745
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	1,800,000	1,817,283
5.10%, 4/15/2018	1,725,000	1,875,925
5.25%, 1/15/2018	1,500,000	1,627,094
Duke Energy Corp.:
1.63%, 8/15/2017	4,383,000	4,394,934
2.15%, 11/15/2016	3,027,000	3,062,448
6.25%, 6/15/2018	880,000	980,433
Edison International 3.75%, 9/15/2017	2,205,000	2,296,045
Entergy Corp. 4.70%, 1/15/2017	3,235,000	3,313,251
Eversource Energy 1.45%, 5/1/2018	500,000	494,091
Exelon Corp. 1.55%, 6/9/2017	2,520,000	2,513,852
Exelon Generation Co. LLC 6.20%, 10/1/2017	3,200,000	3,449,327
Florida Power & Light Co. 5.55%, 11/1/2017	962,000	1,041,365
Jersey Central Power & Light Co. 5.65%, 6/1/2017	1,260,000	1,338,876
Mississippi Power Co. 2.35%, 10/15/2016	1,956,000	1,980,233
NextEra Energy Capital Holdings, Inc.:
1.59%, 6/1/2017	2,121,000	2,110,395
2.06%, 9/1/2017	4,500,000	4,521,859
7.30%, 9/1/2067 (a)(c)	1,140,000	1,134,300
Nisource Finance Corp. 6.40%, 3/15/2018	1,696,000	1,881,656
NSTAR Electric Co. 5.63%, 11/15/2017	118,000	128,089
Ohio Power Co. 6.05%, 5/1/2018	1,700,000	1,875,440
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/2017	1,808,000	1,926,062
6.80%, 9/1/2018	2,100,000	2,378,880
Pacific Gas & Electric Co. 5.63%, 11/30/2017	3,231,000	3,491,419
Peco Energy Co.:
1.20%, 10/15/2016	3,160,000	3,164,989
5.35%, 3/1/2018	1,190,000	1,293,256

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Pennsylvania Electric Co. 6.05%, 9/1/2017	$990,000	$1,062,765
Southern California Edison Co. 1.13%, 5/1/2017	2,000,000	1,994,800
Southern Co. 1.30%, 8/15/2017	2,506,000	2,485,455
Southern Power Co. 1.50%, 6/1/2018	3,750,000	3,695,250
Southwestern Electric Power Co.:
5.55%, 1/15/2017	1,179,000	1,241,306
5.88%, 3/1/2018	300,000	327,780
Tampa Electric Co. 6.10%, 5/15/2018	745,000	826,950
Virginia Electric & Power Co.:
5.40%, 4/30/2018	1,350,000	1,478,409
5.95%, 9/15/2017	350,000	380,990
WEC Energy Group, Inc. 1.65%, 6/15/2018	2,860,000	2,862,168
Xcel Energy, Inc.:
1.20%, 6/1/2017	3,125,000	3,109,778
5.61%, 4/1/2017	80,000	84,744

		112,162,069

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 5.25%, 10/15/2018	1,500,000	1,653,254
Hubbell, Inc. 5.95%, 6/1/2018	900,000	984,150
Jabil Circuit, Inc. 7.75%, 7/15/2016	3,556,000	3,680,460
Roper Technologies, Inc. 1.85%, 11/15/2017	1,023,000	1,023,698
Thermo Fisher Scientific, Inc. 1.85%, 1/15/2018	1,165,000	1,165,744

		8,507,306

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. 1.55%, 9/15/2017	1,550,000	1,545,640
Arrow Electronics, Inc. 3.00%, 3/1/2018	1,145,000	1,158,037
Corning, Inc.:
1.45%, 11/15/2017	300,000	299,957
1.50%, 5/8/2018	1,900,000	1,896,086
Emerson Electric Co. 5.38%, 10/15/2017	575,000	620,216
Ingram Micro, Inc. 5.25%, 9/1/2017	800,000	845,585
Tech Data Corp. 3.75%, 9/21/2017	3,000,000	3,080,657

		9,446,178

ENERGY EQUIPMENT & SERVICES — 0.1%
Cameron International Corp. 1.40%, 6/15/2017	1,800,000	1,788,045
National Oilwell Varco, Inc. 1.35%, 12/1/2017	1,562,000	1,540,673

		3,328,718

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc. 3.80%, 5/15/2018	3,420,000	3,579,939

FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.:
1.13%, 12/15/2017	5,050,000	5,045,408
5.50%, 3/15/2017	3,978,000	4,237,366
CVS Health Corp.:
1.20%, 12/5/2016	3,111,000	3,112,922
1.90%, 7/20/2018	9,400,000	9,458,634
5.75%, 6/1/2017	6,954,000	7,462,825
Kroger Co.:
2.20%, 1/15/2017	2,050,000	2,070,943
6.40%, 8/15/2017	2,495,000	2,710,285
Sysco Corp. 5.25%, 2/12/2018	1,750,000	1,888,189
Wal-Mart Stores, Inc.:
1.00%, 4/21/2017 (c)	1,976,000	1,980,669
1.13%, 4/11/2018	5,750,000	5,746,293
5.38%, 4/5/2017	4,198,000	4,481,511
5.80%, 2/15/2018	5,471,000	6,054,923

		54,249,968

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co. 5.45%, 3/15/2018	1,558,000	1,701,033
Bunge Ltd. Finance Corp.:
3.20%, 6/15/2017	3,856,000	3,923,583
4.10%, 3/15/2016	2,653,000	2,686,391
Campbell Soup Co. 3.05%, 7/15/2017	1,600,000	1,641,682
ConAgra Foods, Inc.:
1.90%, 1/25/2018	4,930,000	4,894,406
5.82%, 6/15/2017	4,000,000	4,254,986
General Mills, Inc.:
1.40%, 10/20/2017	2,080,000	2,078,037
5.70%, 2/15/2017	3,625,000	3,832,350
Hershey Co.:
1.50%, 11/1/2016	50,000	50,297
1.60%, 8/21/2018 (c)	2,155,000	2,164,697
Ingredion, Inc. 1.80%, 9/25/2017	3,120,000	3,106,584
JM Smucker Co. 1.75%, 3/15/2018 (d)	2,358,000	2,359,635
Kellogg Co.:
1.75%, 5/17/2017	2,092,000	2,102,159
1.88%, 11/17/2016	1,375,000	1,385,409
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	5,127,000	5,186,441
6.13%, 8/23/2018	2,750,000	3,061,578
Kraft Heinz Foods Co.:
1.60%, 6/30/2017 (d)	4,725,000	4,729,290
2.00%, 7/2/2018 (d)	6,305,000	6,313,179
Kroger Co. 1.20%, 10/17/2016	1,840,000	1,839,108
Mondelez International, Inc.:
4.13%, 2/9/2016	1,670,000	1,688,443
6.13%, 2/1/2018	700,000	768,839
6.13%, 8/23/2018	17,000	18,962
6.50%, 8/11/2017	113,000	123,118

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Unilever Capital Corp. 0.85%, 8/2/2017	$2,400,000	$2,395,780

		62,305,987

GAS UTILITIES — 0.1%
Atmos Energy Corp. 6.35%, 6/15/2017	15,000	16,208
National Fuel Gas Co. 6.50%, 4/15/2018	1,500,000	1,609,484
Southern California Gas Co.:
1.55%, 6/15/2018	1,350,000	1,354,725
5.45%, 4/15/2018	1,000,000	1,098,500

		4,078,917

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Baxter International, Inc.:
1.85%, 1/15/2017	1,725,000	1,734,940
1.85%, 6/15/2018	2,820,000	2,807,340
Becton Dickinson and Co.:
1.45%, 5/15/2017	1,750,000	1,749,524
1.75%, 11/8/2016	2,150,000	2,159,449
1.80%, 12/15/2017	5,461,000	5,488,468
Boston Scientific Corp. 5.13%, 1/12/2017	1,440,000	1,502,237
C.R. Bard, Inc. 1.38%, 1/15/2018	2,500,000	2,476,764
Covidien International Finance SA 6.00%, 10/15/2017	5,000,000	5,455,744
Medtronic, Inc.:
0.88%, 2/27/2017	700,000	697,900
1.38%, 4/1/2018	4,450,000	4,444,999
1.50%, 3/15/2018	3,930,000	3,931,179
St. Jude Medical, Inc. 2.00%, 9/15/2018	2,800,000	2,802,520
Stryker Corp. 1.30%, 4/1/2018	2,295,000	2,282,609
Zimmer Biomet Holdings, Inc.:
1.45%, 4/1/2017	2,100,000	2,095,452
2.00%, 4/1/2018	5,290,000	5,287,316

		44,916,441

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Aetna, Inc.:
1.50%, 11/15/2017	2,050,000	2,045,868
1.75%, 5/15/2017	1,325,000	1,332,706
AmerisourceBergen Corp. 1.15%, 5/15/2017	2,745,000	2,733,290
Anthem, Inc.:
1.88%, 1/15/2018	2,800,000	2,795,856
2.38%, 2/15/2017	1,825,000	1,844,933
5.88%, 6/15/2017	2,650,000	2,832,967
Cardinal Health, Inc.:
1.70%, 3/15/2018	896,000	893,407
1.90%, 6/15/2017	1,373,000	1,381,122
1.95%, 6/15/2018	2,650,000	2,651,997
Catholic Health Initiatives 1.60%, 11/1/2017	556,000	554,336
Cigna Corp. 5.38%, 3/15/2017	1,376,000	1,449,474
Coventry Health Care, Inc. 5.95%, 3/15/2017	1,719,000	1,826,781
Express Scripts Holding Co. 2.65%, 2/15/2017	6,055,000	6,153,586
Humana, Inc. 7.20%, 6/15/2018	1,600,000	1,812,512
Laboratory Corp. of America Holdings 2.20%, 8/23/2017	2,838,000	2,856,558
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	2,405,000	2,404,191
1.40%, 12/15/2017	2,900,000	2,895,799
1.45%, 7/17/2017	3,565,000	3,573,383
1.88%, 11/15/2016	2,350,000	2,371,649
1.90%, 7/16/2018	6,670,000	6,733,326
6.00%, 6/15/2017	2,685,000	2,894,902
6.00%, 2/15/2018	3,735,000	4,114,042

		58,152,685

HOTELS, RESTAURANTS & LEISURE — 0.6%
Carnival Corp. 1.88%, 12/15/2017	2,700,000	2,693,250
Darden Restaurants, Inc. 6.45%, 10/15/2017	600,000	652,860
McDonald’s Corp.:
5.30%, 3/15/2017	1,708,000	1,809,586
5.35%, 3/1/2018	5,014,000	5,467,790
5.80%, 10/15/2017	2,789,000	3,036,764
Starbucks Corp. 0.88%, 12/5/2016	1,902,000	1,902,625
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	500,000	553,800
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	707,000	708,273
2.95%, 3/1/2017	3,080,000	3,112,350
6.00%, 12/1/2016 (c)	2,550,000	2,670,089
Yum! Brands, Inc. 6.25%, 3/15/2018	2,104,000	2,305,472

		24,912,859

HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp.:
1.35%, 3/1/2017	1,700,000	1,698,980
1.65%, 11/1/2017	1,594,000	1,595,727

		3,294,707

HOUSEHOLD PRODUCTS — 0.2%
Clorox Co. 5.95%, 10/15/2017	1,950,000	2,117,557
Kimberly-Clark Corp.:
6.13%, 8/1/2017	3,270,000	3,558,181
6.25%, 7/15/2018	7,000	7,890
Procter & Gamble Co.:
0.75%, 11/4/2016	906,000	905,540
1.90%, 11/1/2019	50,000	50,460

		6,639,628

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 1.90%, 6/3/2017	3,175,000	3,149,260

INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.:
1.00%, 6/26/2017	2,200,000	2,207,691

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

1.38%, 8/7/2018	$4,100,000	$4,119,921
Eaton Corp.:
5.30%, 3/15/2017	27,000	28,485
5.60%, 5/15/2018	2,100,000	2,288,712
Eaton Electric Holdings LLC 6.10%, 7/1/2017	420,000	451,137
GE Capital Trust I 6.38%, 11/15/2067 (a)	1,350,000	1,461,375
General Electric Co. 5.25%, 12/6/2017	20,980,000	22,686,253
Koninklijke Philips NV 5.75%, 3/11/2018	6,512,000	7,047,661
Pentair Finance SA:
1.88%, 9/15/2017	1,917,000	1,895,826
2.90%, 9/15/2018	2,000,000	2,008,960
Tyco Electronics Group SA 6.55%, 10/1/2017	3,050,000	3,339,877

		47,535,898

INSURANCE — 2.3%
ACE INA Holdings, Inc.:
5.70%, 2/15/2017	2,489,000	2,638,597
5.80%, 3/15/2018 (c)	473,000	520,755
Aflac, Inc. 2.65%, 2/15/2017	2,475,000	2,520,389
American International Group, Inc.:
5.60%, 10/18/2016	651,000	681,088
5.85%, 1/16/2018	5,843,000	6,379,916
Assurant, Inc. 2.50%, 3/15/2018	750,000	756,405
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	2,500,000	2,497,363
1.60%, 5/15/2017	8,930,000	9,006,354
5.40%, 5/15/2018	5,500,000	6,046,303
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	2,511,000	2,524,285
1.90%, 1/31/2017	4,397,000	4,458,128
Chubb Corp.:
5.75%, 5/15/2018	137,000	151,276
6.38%, 3/29/2067 (a)	5,527,000	5,471,730
Fidelity National Financial, Inc. 6.60%, 5/15/2017	1,360,000	1,450,984
Hartford Financial Services Group, Inc.:
5.38%, 3/15/2017	1,227,000	1,294,341
5.50%, 10/15/2016	800,000	834,159
6.30%, 3/15/2018	672,000	742,246
Kemper Corp. 6.00%, 5/15/2017	2,900,000	3,059,500
Lincoln National Corp. 6.05%, 4/20/2067 (a)	1,000,000	825,000
Marsh & McLennan Cos, Inc. 2.30%, 4/1/2017	1,150,000	1,167,710
MetLife, Inc.:
1.76%, 12/15/2017	2,517,000	2,532,918
1.90%, 12/15/2017	2,350,000	2,365,727
6.82%, 8/15/2018	1,950,000	2,226,087
Platinum Underwriters Finance, Inc. 7.50%, 6/1/2017	70,000	76,015
Principal Financial Group, Inc. 1.85%, 11/15/2017	1,512,000	1,519,950
Progressive Corp. 6.70%, 6/15/2067 (a)	4,111,000	4,162,388
Prudential Financial, Inc.:
2.30%, 8/15/2018	925,000	938,637
6.00%, 12/1/2017	4,050,000	4,421,831
6.10%, 6/15/2017	1,750,000	1,881,411
Reinsurance Group of America, Inc.:
5.63%, 3/15/2017	206,000	217,125
6.75%, 12/15/2065 (a)	2,000,000	1,675,000
StanCorp Financial Group, Inc. 6.90%, 6/1/2067 (a)	1,500,000	1,305,000
Travelers Cos., Inc.:
5.75%, 12/15/2017	2,535,000	2,772,642
5.80%, 5/15/2018	253,000	279,550
Voya Financial, Inc. 2.90%, 2/15/2018	4,725,000	4,820,673
Willis North America, Inc. 6.20%, 3/28/2017	681,000	719,759
XL Group PLC 6.50%, 10/29/2049 (a)	5,025,000	3,969,750

		88,910,992

INTERNET SOFTWARE & SERVICES — 0.6%
Alibaba Group Holding, Ltd. 1.63%, 11/28/2017 (d)	4,638,000	4,592,026
Amazon.com, Inc. 1.20%, 11/29/2017	4,275,000	4,255,332
Baidu, Inc.:
2.25%, 11/28/2017	4,000,000	3,999,384
3.25%, 8/6/2018	5,481,000	5,581,566
eBay, Inc.:
1.35%, 7/15/2017	2,125,000	2,109,459
2.20%, 8/1/2019	3,750,000	3,698,810

		24,236,577

IT SERVICES — 0.3%
Fidelity National Information Services, Inc. 1.45%, 6/5/2017	1,935,000	1,915,405
Xerox Corp.:
2.95%, 3/15/2017	1,660,000	1,684,736
6.35%, 5/15/2018	4,965,000	5,437,676
6.40%, 3/15/2016	1,711,000	1,754,473
6.75%, 2/1/2017	650,000	691,318

		11,483,608

LEISURE PRODUCTS — 0.1%
Mattel, Inc.:
1.70%, 3/15/2018	500,000	494,634
2.50%, 11/1/2016	1,700,000	1,720,086

		2,214,720

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	4,000,000	3,985,600
2.25%, 8/15/2016	1,616,000	1,629,999
3.20%, 3/1/2016	1,700,000	1,715,739

		7,331,338

MACHINERY — 0.4%
Caterpillar, Inc.:
1.50%, 6/26/2017	2,400,000	2,412,457
7.90%, 12/15/2018	800,000	946,160

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Danaher Corp.:
1.65%, 9/15/2018	$1,325,000	$1,331,095
5.63%, 1/15/2018	2,400,000	2,620,686
Dover Corp. 5.45%, 3/15/2018	1,000,000	1,091,805
Eaton Corp. 1.50%, 11/2/2017	5,480,000	5,463,557
Illinois Tool Works, Inc. 0.90%, 2/25/2017	3,052,000	3,045,896
Joy Global, Inc. 6.00%, 11/15/2016 (c)	300,000	309,521
Parker-Hannifin Corp. 5.50%, 5/15/2018	200,000	219,401

		17,440,578

MEDIA — 2.3%
21st Century Fox America, Inc. 8.00%, 10/17/2016	1,900,000	2,033,752
CBS Corp. 1.95%, 7/1/2017	2,000,000	2,008,678
Comcast Cable Communications LLC 8.88%, 5/1/2017	6,415,000	7,174,324
Comcast Corp.:
5.70%, 5/15/2018	5,160,000	5,712,172
5.88%, 2/15/2018	2,000,000	2,204,566
6.30%, 11/15/2017	3,870,000	4,261,072
6.50%, 1/15/2017	4,325,000	4,617,392
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018	3,950,000	3,934,912
2.40%, 3/15/2017	4,695,000	4,752,424
Historic TW, Inc. 6.88%, 6/15/2018	3,000,000	3,389,895
Interpublic Group of Cos., Inc. 2.25%, 11/15/2017	305,000	305,962
McGraw Hill Financial, Inc. 5.90%, 11/15/2017	1,300,000	1,393,703
McGraw-Hill Financial, Inc. 2.50%, 8/15/2018 (d)	1,575,000	1,587,148
Scripps Networks Interactive, Inc. 2.70%, 12/15/2016	2,530,000	2,567,730
Thomson Reuters Corp.:
1.30%, 2/23/2017	2,187,000	2,179,576
1.65%, 9/29/2017	3,100,000	3,097,173
6.50%, 7/15/2018	2,200,000	2,465,824
Time Warner Cable, Inc. 5.85%, 5/1/2017	11,260,000	11,923,626
Time Warner Cos., Inc. 7.25%, 10/15/2017	1,730,000	1,919,868
Viacom, Inc.:
2.50%, 12/15/2016	1,800,000	1,823,640
2.50%, 9/1/2018	3,120,000	3,118,142
3.50%, 4/1/2017	360,000	367,422
6.13%, 10/5/2017	4,000,000	4,299,270
Walt Disney Co.:
0.88%, 5/30/2017	2,214,000	2,209,559
1.10%, 12/1/2017	5,500,000	5,488,638
1.13%, 2/15/2017	1,115,000	1,118,918
1.50%, 9/17/2018	2,395,000	2,405,326
5.88%, 12/15/2017	1,500,000	1,648,810
6.00%, 7/17/2017	1,666,000	1,810,728

		91,820,250

METALS & MINING — 1.4%
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	5,072,000	5,084,440
1.88%, 11/21/2016	2,599,000	2,624,774
5.40%, 3/29/2017	3,345,000	3,537,242
Freeport-McMoRan Copper & Gold, Inc. 2.38%, 3/15/2018 (d)	50,000	43,750
Freeport-McMoRan, Inc.:
2.15%, 3/1/2017	2,480,000	2,306,400
2.30%, 11/14/2017	4,500,000	4,050,000
2.38%, 3/15/2018	7,340,000	6,385,800
Glencore Canada Corp. 5.50%, 6/15/2017	256,000	232,960
Goldcorp, Inc. 2.13%, 3/15/2018	2,250,000	2,218,346
Nucor Corp. 5.75%, 12/1/2017	3,547,000	3,812,136
Reliance Steel & Aluminum Co. 6.20%, 11/15/2016	174,000	181,279
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017	6,282,000	6,244,656
2.00%, 3/22/2017	1,650,000	1,654,597
Rio Tinto Finance USA, Ltd. 6.50%, 7/15/2018	4,692,000	5,211,640
Teck Resources, Ltd.:
2.50%, 2/1/2018	1,266,000	968,490
3.15%, 1/15/2017 (c)	3,150,000	2,772,000
3.85%, 8/15/2017	2,000,000	1,740,000
Vale Overseas, Ltd. 6.25%, 1/23/2017	6,418,000	6,506,247

		55,574,757

MULTI-UTILITIES — 0.3%
Berkshire Hathaway Energy 5.75%, 4/1/2018	2,070,000	2,268,958
Integrys Holding, Inc. 6.11%, 12/1/2066 (a)	2,450,000	2,082,500
MidAmerican Energy Co.:
5.30%, 3/15/2018	2,600,000	2,829,344
5.95%, 7/15/2017	1,365,000	1,473,889
Sempra Energy:
2.30%, 4/1/2017	2,896,000	2,926,070
6.15%, 6/15/2018	1,611,000	1,785,225

		13,365,986

MULTILINE RETAIL — 0.5%
Macy’s Retail Holdings, Inc.:
5.90%, 12/1/2016	1,279,000	1,345,546
7.45%, 7/15/2017	3,180,000	3,494,964
Nordstrom, Inc. 6.25%, 1/15/2018	2,529,000	2,769,002
Target Corp.:
5.38%, 5/1/2017	4,072,000	4,354,679
6.00%, 1/15/2018	6,500,000	7,198,932

		19,163,123

OIL, GAS & CONSUMABLE FUELS — 8.1%
Anadarko Petroleum Corp. 6.38%, 9/15/2017	9,320,000	10,014,816

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Boardwalk Pipelines LP:
5.50%, 2/1/2017 (c)	$1,400,000	$1,421,515
5.88%, 11/15/2016	1,350,000	1,390,244
BP Capital Markets PLC:
1.38%, 11/6/2017	4,493,000	4,477,122
1.38%, 5/10/2018	5,700,000	5,654,212
1.67%, 2/13/2018	3,850,000	3,854,701
1.85%, 5/5/2017	4,700,000	4,735,388
2.24%, 5/10/2019	2,600,000	2,618,987
2.24%, 9/26/2018	5,800,000	5,867,114
2.25%, 11/1/2016	1,550,000	1,568,319
British Transco Finance, Inc. 6.63%, 6/1/2018	1,800,000	2,036,624
Buckeye Partners LP:
2.65%, 11/15/2018	640,000	613,573
6.05%, 1/15/2018 (c)	181,000	188,942
Cameron International Corp. 1.15%, 12/15/2016	1,930,000	1,920,880
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	2,917,000	2,860,877
5.70%, 5/15/2017	5,925,000	6,244,121
5.90%, 2/1/2018	1,650,000	1,767,743
CenterPoint Energy Resources Corp.:
6.00%, 5/15/2018	600,000	667,174
6.13%, 11/1/2017	300,000	326,430
CenterPoint Energy, Inc. 5.95%, 2/1/2017	1,300,000	1,374,866
Chevron Corp.:
1.10%, 12/5/2017	8,850,000	8,804,017
1.35%, 11/15/2017	5,380,000	5,379,787
1.37%, 3/2/2018	7,600,000	7,580,910
1.72%, 6/24/2018	6,129,000	6,160,202
Columbia Pipeline Group, Inc. 2.45%, 6/1/2018 (d)	2,750,000	2,755,537
ConocoPhillips:
1.05%, 12/15/2017	5,600,000	5,539,887
1.50%, 5/15/2018	4,500,000	4,480,322
5.20%, 5/15/2018	900,000	979,927
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	4,944,000	5,174,610
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	300,000	315,774
Enbridge Energy Partners LP:
5.88%, 12/15/2016	1,090,000	1,140,738
6.50%, 4/15/2018	1,700,000	1,832,671
Enbridge, Inc. 5.60%, 4/1/2017	1,913,000	2,001,314
Energy Transfer Partners LP:
2.50%, 6/15/2018	2,020,000	1,997,998
6.13%, 2/15/2017	2,000,000	2,102,781
6.70%, 7/1/2018	2,450,000	2,665,703
Enterprise Products Operating LLC:
1.65%, 5/7/2018	3,300,000	3,264,994
3.20%, 2/1/2016	2,362,000	2,378,083
6.30%, 9/15/2017	3,700,000	4,011,276
6.65%, 4/15/2018	2,100,000	2,331,103
7.03%, 1/15/2068 (a)	1,200,000	1,272,000
EOG Resources, Inc. 5.88%, 9/15/2017	325,000	351,663
EQT Corp. 6.50%, 4/1/2018	2,355,000	2,544,959
Exxon Mobil Corp.:
0.92%, 3/15/2017	6,386,000	6,388,233
1.31%, 3/6/2018	9,150,000	9,146,504
FMC Technologies, Inc. 2.00%, 10/1/2017	1,500,000	1,497,173
GS Caltex Corp. 5.50%, 4/24/2017 (d)	1,100,000	1,158,331
Hess Corp. 1.30%, 6/15/2017	2,350,000	2,316,832
Husky Energy, Inc. 6.20%, 9/15/2017	1,500,000	1,596,468
Kinder Morgan Energy Partners LP:
5.95%, 2/15/2018	1,740,000	1,851,643
6.00%, 2/1/2017	4,300,000	4,499,065
Kinder Morgan Finance Co. LLC 5.70%, 1/5/2016	1,900,000	1,919,629
Kinder Morgan, Inc.:
2.00%, 12/1/2017	4,425,000	4,346,744
7.00%, 6/15/2017	5,000,000	5,347,371
7.25%, 6/1/2018	480,000	527,075
Magellan Midstream Partners LP 5.65%, 10/15/2016	1,869,000	1,948,710
Marathon Oil Corp.:
5.90%, 3/15/2018	4,500,000	4,793,337
6.00%, 10/1/2017	3,049,000	3,237,695
Murphy Oil Corp. 2.50%, 12/1/2017	3,000,000	2,931,933
Nabors Industries, Inc. 6.15%, 2/15/2018	3,484,000	3,571,100
Noble Holding International, Ltd.:
2.50%, 3/15/2017	985,000	906,200
4.00%, 3/16/2018	2,500,000	2,300,000
Occidental Petroleum Corp.:
1.50%, 2/15/2018	2,394,000	2,381,743
1.75%, 2/15/2017	5,521,000	5,551,142
2.50%, 2/1/2016	—	—
ONEOK Partners LP:
2.00%, 10/1/2017	5,160,000	5,060,881
6.15%, 10/1/2016	728,000	757,420
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	1,950,000	2,099,791
Petro-Canada 6.05%, 5/15/2018	4,000,000	4,393,316
Phillips 66 2.95%, 5/1/2017	6,455,000	6,601,197
Pioneer Natural Resources Co.:
5.88%, 7/15/2016	2,000,000	2,068,610
6.65%, 3/15/2017	2,147,000	2,267,318
6.88%, 5/1/2018	500,000	545,573
Plains All American Pipeline LP/PAA Finance Corp.:
6.13%, 1/15/2017	3,438,000	3,610,819
6.50%, 5/1/2018	1,700,000	1,861,400
Questar Pipeline Co. 5.83%, 2/1/2018	250,000	271,299
Rowan Cos., Inc. 5.00%, 9/1/2017	1,022,000	1,001,560
Shell International Finance BV:
0.90%, 11/15/2016	2,400,000	2,401,421
1.13%, 8/21/2017	5,700,000	5,689,192
1.90%, 8/10/2018	5,000,000	5,051,382

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.20%, 3/22/2017	$3,647,000	$3,862,581
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (d)	2,057,000	2,150,135
Southwestern Energy Co.:
3.30%, 1/23/2018	2,000,000	1,953,316
7.50%, 2/1/2018	3,088,000	3,278,729
Spectra Energy Capital LLC 6.20%, 4/15/2018	3,000,000	3,254,332
Suncor Energy, Inc. 6.10%, 6/1/2018	3,710,000	4,085,567
Sunoco, Inc. 5.75%, 1/15/2017	1,252,000	1,302,080
Tennessee Gas Pipeline Co. LLC 7.50%, 4/1/2017	1,855,000	1,982,293
Total Capital Canada, Ltd. 1.45%, 1/15/2018	5,376,000	5,383,098
Total Capital International SA:
1.00%, 1/10/2017	2,500,000	2,495,362
1.50%, 2/17/2017	3,100,000	3,118,311
1.55%, 6/28/2017	6,500,000	6,542,795
Total Capital SA 2.13%, 8/10/2018	6,000,000	6,089,147
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016 (c)	1,225,000	1,224,071
1.88%, 1/12/2018	374,000	374,863
6.35%, 5/15/2067 (a)	5,000,000	4,200,000
6.50%, 8/15/2018	5,000,000	5,606,834
Transcontinental Gas Pipe Line Co. LLC 6.05%, 6/15/2018	121,000	132,761
Valero Energy Corp. 6.13%, 6/15/2017	3,620,000	3,875,565
Weatherford International LLC 6.35%, 6/15/2017	4,723,000	4,723,000
Western Gas Partners LP 2.60%, 8/15/2018	10,000	9,898
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	3,300,000	3,502,040
XTO Energy, Inc. 6.25%, 8/1/2017	450,000	491,968

		316,206,757

PERSONAL PRODUCTS — 0.0% (b)
Colgate-Palmolive Co.:
1.30%, 1/15/2017 (c)	230,000	231,333
2.63%, 5/1/2017	250,000	255,050
Estee Lauder Cos., Inc. 5.55%, 5/15/2017	738,000	785,137

		1,271,520

PHARMACEUTICALS — 4.4%
AbbVie, Inc.:
1.75%, 11/6/2017	12,850,000	12,885,109
1.80%, 5/14/2018	13,630,000	13,587,987
2.00%, 11/6/2018	6,000,000	5,987,250
Actavis Funding SCS:
1.30%, 6/15/2017	2,400,000	2,377,255
1.85%, 3/1/2017	4,050,000	4,056,936
2.35%, 3/12/2018	14,700,000	14,751,846
AstraZeneca PLC 5.90%, 9/15/2017	8,000,000	8,705,526
Baxalta, Inc. 2.00%, 6/22/2018 (d)	1,500,000	1,494,414
Bristol-Myers Squibb Co. 0.88%, 8/1/2017	3,368,000	3,347,187
Eli Lilly & Co.:
1.25%, 3/1/2018	2,805,000	2,800,276
5.20%, 3/15/2017	2,675,000	2,838,269
Express Scripts Holding Co. 1.25%, 6/2/2017	1,965,000	1,955,417
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	9,000,000	9,057,481
GlaxoSmithKline Capital, Inc. 5.65%, 5/15/2018	12,031,000	13,319,440
Johnson & Johnson:
0.70%, 11/28/2016	300,000	300,184
1.13%, 11/21/2017	4,100,000	4,111,960
1.65%, 12/5/2018	1,000,000	1,009,578
5.15%, 7/15/2018	200,000	221,362
5.55%, 8/15/2017	4,926,000	5,351,533
McKesson Corp.:
1.29%, 3/10/2017	3,074,000	3,067,232
1.40%, 3/15/2018	2,600,000	2,573,828
5.70%, 3/1/2017	1,599,000	1,691,681
Medco Health Solutions, Inc. 7.13%, 3/15/2018	7,335,000	8,161,956
Merck & Co., Inc.:
1.10%, 1/31/2018	5,600,000	5,583,186
1.30%, 5/18/2018	2,575,000	2,572,275
Mylan, Inc.:
1.35%, 11/29/2016	1,513,000	1,500,096
1.80%, 6/24/2016	2,687,000	2,682,120
2.60%, 6/24/2018	610,000	606,468
Perrigo Co. PLC 1.30%, 11/8/2016	2,330,000	2,319,933
Pfizer, Inc.:
0.90%, 1/15/2017	3,000,000	3,002,038
1.10%, 5/15/2017	1,400,000	1,401,868
1.50%, 6/15/2018	4,250,000	4,256,612
4.65%, 3/1/2018	2,650,000	2,855,835
Sanofi 1.25%, 4/10/2018	6,094,000	6,068,250
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	4,125,000	4,165,775
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	6,500,000	6,484,566
Wyeth LLC 5.45%, 4/1/2017	3,005,000	3,202,816
Zoetis, Inc. 1.88%, 2/1/2018	3,917,000	3,895,141

		174,250,686

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. 3.25%, 12/1/2017	2,300,000	2,338,708

REAL ESTATE INVESTMENT TRUSTS — 1.7%
American Tower Corp. 4.50%, 1/15/2018	4,005,000	4,212,076
AvalonBay Communities, Inc. 5.70%, 3/15/2017	1,000,000	1,059,542
Brandywine Operating Partnership LP:
4.95%, 4/15/2018	251,000	265,739

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.70%, 5/1/2017	$1,603,000	$1,693,249
Brookfield Asset Management, Inc. 5.80%, 4/25/2017	422,000	445,284
DDR Corp. 7.50%, 4/1/2017	2,904,000	3,141,268
Duke Realty LP:
5.95%, 2/15/2017 (c)	1,819,000	1,926,017
6.50%, 1/15/2018	1,073,000	1,178,662
Equity Commonwealth 6.25%, 6/15/2017	230,000	240,373
ERP Operating LP 5.75%, 6/15/2017	2,900,000	3,101,825
Essex Portfolio LP 5.50%, 3/15/2017	1,900,000	1,999,218
HCP, Inc.:
5.63%, 5/1/2017	1,723,000	1,825,484
6.00%, 1/30/2017	2,321,000	2,450,211
6.70%, 1/30/2018	3,361,000	3,709,028
Highwoods Realty LP 5.85%, 3/15/2017	1,943,000	2,051,301
Hospitality Properties Trust 5.63%, 3/15/2017	4,000,000	4,183,585
Kimco Realty Corp.:
4.30%, 2/1/2018	500,000	525,228
5.70%, 5/1/2017	1,500,000	1,594,613
Liberty Property LP:
5.50%, 12/15/2016	1,950,000	2,039,275
6.63%, 10/1/2017	1,775,000	1,936,347
Mack-Cali Realty LP 2.50%, 12/15/2017	2,150,000	2,148,065
ProLogis LP 4.50%, 8/15/2017	1,179,000	1,238,515
Realty Income Corp. 2.00%, 1/31/2018	150,000	150,600
Regency Centers LP 5.88%, 6/15/2017	3,950,000	4,224,525
Select Income REIT 2.85%, 2/1/2018	2,000,000	2,010,000
Simon Property Group LP:
2.15%, 9/15/2017	3,300,000	3,344,568
2.20%, 2/1/2019	100,000	101,057
2.80%, 1/30/2017	2,850,000	2,900,459
6.13%, 5/30/2018	250,000	278,541
UDR, Inc. 4.25%, 6/1/2018	60,000	63,374
Ventas Realty LP 1.25%, 4/17/2017	1,314,000	1,306,080
Ventas Realty LP/Ventas Capital Corp. 2.00%, 2/15/2018	2,500,000	2,507,191
Welltower, Inc.:
2.25%, 3/15/2018	1,600,000	1,606,818
4.70%, 9/15/2017	1,850,000	1,950,911
Weyerhaeuser Co. 6.95%, 8/1/2017	2,000,000	2,174,741

		65,583,770

ROAD & RAIL — 0.7%
Burlington Northern Santa Fe LLC:
5.65%, 5/1/2017	2,736,000	2,919,351
5.75%, 3/15/2018	2,773,000	3,044,704
Canadian National Railway Co. 1.45%, 12/15/2016	1,500,000	1,507,567
Con-way, Inc. 7.25%, 1/15/2018	2,650,000	2,703,000
CSX Corp.:
5.60%, 5/1/2017	1,659,000	1,768,882
6.25%, 3/15/2018	2,500,000	2,767,886
7.90%, 5/1/2017	1,005,000	1,106,140
Norfolk Southern Corp.:
5.75%, 4/1/2018	2,200,000	2,413,721
7.70%, 5/15/2017	1,101,000	1,210,404
Ryder System, Inc.:
2.45%, 11/15/2018	1,000,000	1,006,692
2.50%, 3/1/2017	1,550,000	1,568,809
2.50%, 3/1/2018	801,000	809,703
2.55%, 6/1/2019	2,500,000	2,514,855
3.50%, 6/1/2017	520,000	535,337
5.85%, 11/1/2016	735,000	769,653

		26,646,704

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Altera Corp. 1.75%, 5/15/2017	2,265,000	2,272,335
Intel Corp.:
1.35%, 12/15/2017	12,400,000	12,433,107
1.95%, 10/1/2016	6,389,000	6,468,657
KLA-Tencor Corp. 2.38%, 11/1/2017 (c)	2,545,000	2,561,934
National Semiconductor Corp. 6.60%, 6/15/2017	3,150,000	3,430,811
Texas Instruments, Inc. 0.88%, 3/12/2017	1,700,000	1,696,303

		28,863,147

SOFTWARE — 0.9%
Autodesk, Inc. 1.95%, 12/15/2017	2,200,000	2,208,663
Intuit, Inc. 5.75%, 3/15/2017	2,750,000	2,907,517
Microsoft Corp.:
0.88%, 11/15/2017 (c)	2,000,000	1,998,667
4.20%, 6/1/2019	750,000	819,558
Oracle Corp.:
1.20%, 10/15/2017	8,753,000	8,757,086
5.75%, 4/15/2018	12,500,000	13,814,880
Symantec Corp. 2.75%, 6/15/2017	3,750,000	3,756,074

		34,262,445

SPECIALTY RETAIL — 0.5%
AutoNation, Inc. 6.75%, 4/15/2018	500,000	556,253
AutoZone, Inc.:
1.30%, 1/13/2017	1,125,000	1,125,041
5.50%, 11/15/2015	1,241,000	1,247,775
Best Buy Co., Inc. 5.00%, 8/1/2018	800,000	844,000
Dollar General Corp. 4.13%, 7/15/2017	2,577,000	2,670,541
Home Depot, Inc. 2.25%, 9/10/2018	5,000,000	5,119,966

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Lowe’s Cos., Inc.:
1.63%, 4/15/2017	$3,130,000	$3,159,714
6.10%, 9/15/2017	1,020,000	1,114,919
Staples, Inc. 2.75%, 1/12/2018	2,650,000	2,651,606
Walgreens Boots Alliance, Inc. 1.75%, 11/17/2017	3,063,000	3,072,764

		21,562,579

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.:
0.90%, 5/12/2017	3,315,000	3,318,882
1.00%, 5/3/2018	16,702,000	16,608,214
1.05%, 5/5/2017	6,548,000	6,565,917
Computer Sciences Corp. 6.50%, 3/15/2018	4,000,000	4,376,621
EMC Corp. 1.88%, 6/1/2018	11,049,000	11,050,060
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017 (d)	5,450,000	5,446,948
2.85%, 10/5/2018 (d)	4,970,000	4,963,638
Hewlett-Packard Co.:
2.60%, 9/15/2017	7,050,000	7,261,405
3.30%, 12/9/2016	6,122,000	6,258,830
5.40%, 3/1/2017	1,613,000	1,700,907
International Business Machines Corp.:
1.13%, 2/6/2018	6,400,000	6,378,447
1.25%, 2/6/2017	3,300,000	3,317,782
1.25%, 2/8/2018	4,270,000	4,264,960
1.95%, 2/12/2019	717,000	723,868
5.70%, 9/14/2017	16,625,000	18,038,687
7.63%, 10/15/2018	5,000,000	5,870,338
NetApp, Inc. 2.00%, 12/15/2017	2,769,000	2,772,138

		108,917,642

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	5,033,000	5,238,346

TOBACCO — 0.9%
Philip Morris International, Inc.:
1.13%, 8/21/2017	3,568,000	3,563,226
1.25%, 8/11/2017	2,600,000	2,602,533
1.25%, 11/9/2017	1,380,000	1,377,234
1.63%, 3/20/2017	2,301,000	2,318,668
5.65%, 5/16/2018	10,300,000	11,362,084
Reynolds American, Inc.:
2.30%, 8/21/2017 (d)	474,000	477,966
2.30%, 6/12/2018	5,605,000	5,667,901
3.50%, 8/4/2016 (d)	2,705,000	2,747,590
6.75%, 6/15/2017	5,118,000	5,537,245

		35,654,447

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 1.25%, 3/4/2017	3,165,000	3,142,959

TRANSPORTATION INFRASTRUCTURE — 0.1%
Canadian National Railway Co.:
5.55%, 5/15/2018	700,000	769,367
5.85%, 11/15/2017	915,000	997,278
Union Pacific Corp.:
5.70%, 8/15/2018	100,000	111,610
5.75%, 11/15/2017 (c)	600,000	656,407

		2,534,662

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
America Movil SAB de CV 5.63%, 11/15/2017	1,500,000	1,613,800
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	4,900,000	5,546,341
Embarq Corp. 7.08%, 6/1/2016	1,850,000	1,900,080
GTE Corp. 6.84%, 4/15/2018	39,000	43,783
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	3,440,000	3,434,101
Rogers Communications, Inc. 6.80%, 8/15/2018	2,650,000	2,981,807
Telefonica Emisiones SAU:
3.19%, 4/27/2018	5,200,000	5,325,514
6.22%, 7/3/2017	3,111,000	3,336,490
Vodafone Group PLC:
1.25%, 9/26/2017	4,100,000	4,072,317
1.50%, 2/19/2018	6,850,000	6,791,001
1.63%, 3/20/2017	5,040,000	5,049,355
5.63%, 2/27/2017	7,130,000	7,537,778

		47,632,367

TOTAL BONDS & NOTES —
(Cost $3,798,040,460)		3,781,372,914

U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Note 1.00%, 9/15/2018 (Cost $80,171,717)	80,000,000	80,184,002

	Shares
SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	33,613,920	33,613,920
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (f)(g)	67,131,982	67,131,982

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $100,745,902)		100,745,902

TOTAL INVESTMENTS — 101.3% (i)
(Cost $3,978,958,079)		3,962,302,818
OTHER ASSETS & LIABILITIES — (1.3)%		(49,763,853)

NET ASSETS — 100.0%		$3,912,538,965

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

(a)	Variable rate security — Rate shown is rate in effect at September 30, 2015. Maturity date shown is the final maturity.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	All or a portion of the security was on loan at September 30, 2015.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BONDS & NOTES — 99.1%
AEROSPACE & DEFENSE — 1.2%
Boeing Co.:
2.35%, 10/30/2021	$150,000	$148,771
2.50%, 3/1/2025	100,000	96,003
3.75%, 11/20/2016	53,000	54,705
4.88%, 2/15/2020	225,000	252,692
6.00%, 3/15/2019	550,000	625,547
Embraer Netherlands Finance BV 5.05%, 6/15/2025	75,000	69,375
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)	50,000	48,875
Embraer SA 5.15%, 6/15/2022	250,000	241,250
General Dynamics Corp.:
1.00%, 11/15/2017	275,000	273,125
2.25%, 11/15/2022	275,000	263,395
Hexcel Corp. 4.70%, 8/15/2025 (b)	50,000	50,733
Honeywell International, Inc.:
4.25%, 3/1/2021 (b)	125,000	138,651
5.00%, 2/15/2019	415,000	460,761
5.30%, 3/15/2017	150,000	159,304
5.30%, 3/1/2018	150,000	164,186
L-3 Communications Corp.:
3.95%, 11/15/2016	71,000	72,770
4.75%, 7/15/2020	350,000	367,137
4.95%, 2/15/2021	75,000	79,246
5.20%, 10/15/2019	500,000	533,188
Lockheed Martin Corp.:
2.90%, 3/1/2025	350,000	338,464
3.35%, 9/15/2021	150,000	155,113
4.25%, 11/15/2019	145,000	157,690
Northrop Grumman Corp.:
1.75%, 6/1/2018	350,000	348,449
3.25%, 8/1/2023	155,000	153,829
3.50%, 3/15/2021	100,000	103,232
5.05%, 8/1/2019	300,000	328,642
Precision Castparts Corp.:
1.25%, 1/15/2018	400,000	398,016
2.25%, 6/15/2020	250,000	250,700
2.50%, 1/15/2023	100,000	96,427
3.25%, 6/15/2025	250,000	248,548
Raytheon Co.:
2.50%, 12/15/2022	109,000	107,157
3.13%, 10/15/2020	200,000	208,526
3.15%, 12/15/2024	200,000	201,399
4.40%, 2/15/2020	100,000	109,226
6.40%, 12/15/2018	150,000	170,785
Rockwell Collins, Inc. 3.70%, 12/15/2023	350,000	365,708
Textron, Inc. 5.95%, 9/21/2021	250,000	282,965
United Technologies Corp.:
1.78%, 5/4/2018	150,000	149,536
1.80%, 6/1/2017	333,000	336,911
3.10%, 6/1/2022	1,163,000	1,182,633
4.50%, 4/15/2020	450,000	496,606
5.38%, 12/15/2017	320,000	347,037

		10,637,313

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.:
2.30%, 2/1/2020	250,000	250,244
2.63%, 8/1/2022	139,000	134,959
2.70%, 4/15/2023	100,000	96,218
3.20%, 2/1/2025 (b)	250,000	242,123
4.00%, 1/15/2024	145,000	150,806
8.00%, 1/15/2019	150,000	178,102
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	126,192
United Parcel Service, Inc.:
2.45%, 10/1/2022	191,000	187,852
3.13%, 1/15/2021	400,000	416,624
5.13%, 4/1/2019	400,000	446,855
5.50%, 1/15/2018	300,000	328,955

		2,558,930

AIRLINES — 0.2%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 1/15/2023	433,915	463,204
Continental Airlines 2009-2 Pass Through Trust, Class A 7.25%, 11/10/2019	74,785	84,694
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024	90,156	92,185
Delta Air Lines 2007-1 Pass Through Trust, Class A 6.82%, 8/10/2022	145,280	167,799
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019	94,597	99,563
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	166,342	175,491
Southwest Airlines Co.:
2.75%, 11/6/2019	50,000	50,693
5.75%, 12/15/2016	150,000	157,961
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 1/15/2017	98,592	105,740

		1,397,330

AUTO COMPONENTS — 0.2%
Delphi Corp.:
4.15%, 3/15/2024	215,000	214,086
5.00%, 2/15/2023	300,000	308,250
Johnson Controls, Inc.:
1.40%, 11/2/2017	120,000	118,907
3.63%, 7/2/2024	25,000	24,204
3.75%, 12/1/2021	12,000	12,207
4.25%, 3/1/2021	250,000	261,992
5.00%, 3/30/2020	150,000	162,692
Magna International, Inc.:
3.63%, 6/15/2024	325,000	314,704
4.15%, 10/1/2025	75,000	75,242

		1,492,284

AUTOMOBILES — 0.1%
Ford Motor Co. 6.50%, 8/1/2018 (b)	300,000	331,565

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

General Motors Co. 3.50%, 10/2/2018	$500,000	$507,546
Harley-Davidson, Inc. 3.50%, 7/28/2025	150,000	151,093

		990,204

BANKS — 12.7%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	100,000	99,997
2.00%, 8/24/2018 (b)	133,000	133,481
2.35%, 9/10/2019	200,000	201,308
2.38%, 3/16/2020 (b)	1,000,000	1,002,488
3.05%, 8/23/2018	200,000	206,326
4.00%, 3/13/2024	225,000	233,498
American Express Bank FSB 6.00%, 9/13/2017	300,000	324,656
American Express Centurion Bank 6.00%, 9/13/2017	100,000	108,219
Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	200,000	199,174
1.45%, 5/15/2018	250,000	248,906
1.50%, 1/16/2018	250,000	250,162
1.88%, 10/6/2017	250,000	251,373
2.25%, 6/13/2019	230,000	231,416
Bancolombia SA 5.95%, 6/3/2021	350,000	367,500
Bank of Montreal:
1.30%, 7/14/2017	250,000	249,574
1.40%, 9/11/2017	50,000	49,908
1.40%, 4/10/2018	180,000	179,020
1.45%, 4/9/2018	525,000	522,146
1.80%, 7/31/2018 (b)	250,000	250,198
2.38%, 1/25/2019	250,000	253,502
2.50%, 1/11/2017	700,000	711,528
2.55%, 11/6/2022	350,000	343,069
Bank of Nova Scotia:
1.10%, 12/13/2016	304,000	304,011
1.30%, 7/21/2017 (b)	200,000	199,478
1.38%, 12/18/2017	200,000	199,254
1.45%, 4/25/2018 (b)	450,000	448,635
1.70%, 6/11/2018	500,000	499,721
2.05%, 10/30/2018	400,000	402,730
2.05%, 6/5/2019	200,000	200,875
2.55%, 1/12/2017	450,000	457,712
2.80%, 7/21/2021	150,000	151,799
4.38%, 1/13/2021	200,000	218,178
Barclays Bank PLC:
2.50%, 2/20/2019	500,000	508,538
3.75%, 5/15/2024 (b)	600,000	606,155
5.13%, 1/8/2020	380,000	424,620
5.14%, 10/14/2020 (b)	625,000	686,287
6.75%, 5/22/2019	294,000	341,950
Barclays PLC:
2.00%, 3/16/2018	200,000	199,756
2.75%, 11/8/2019	400,000	402,224
2.88%, 6/8/2020	600,000	599,964
3.65%, 3/16/2025	400,000	382,061
BB&T Corp.:
1.45%, 1/12/2018	200,000	199,007
1.60%, 8/15/2017	150,000	150,562
2.05%, 6/19/2018	300,000	302,212
2.15%, 3/22/2017	200,000	202,652
2.45%, 1/15/2020	400,000	402,776
2.63%, 6/29/2020	325,000	328,837
3.95%, 3/22/2022	250,000	258,423
4.90%, 6/30/2017	250,000	262,881
5.25%, 11/1/2019	250,000	274,528
BNP Paribas 2.40%, 12/12/2018	400,000	404,666
BNP Paribas SA:
1.25%, 12/12/2016	392,000	391,781
1.38%, 3/17/2017	294,000	293,062
2.38%, 9/14/2017	600,000	608,941
2.45%, 3/17/2019	150,000	151,864
2.70%, 8/20/2018	450,000	459,792
4.25%, 10/15/2024 (b)	715,000	709,161
5.00%, 1/15/2021	950,000	1,068,154
BPCE SA:
1.61%, 7/25/2017	100,000	99,405
1.63%, 2/10/2017	150,000	150,358
1.63%, 1/26/2018	250,000	248,327
2.25%, 1/27/2020 (b)	250,000	250,039
2.50%, 12/10/2018	250,000	254,458
2.50%, 7/15/2019	250,000	253,841
4.00%, 4/15/2024	350,000	363,077
Branch Banking & Trust Co.:
1.35%, 10/1/2017	250,000	249,182
1.45%, 10/3/2016	55,000	55,279
2.30%, 10/15/2018	150,000	151,800
2.85%, 4/1/2021	150,000	151,917
3.63%, 9/16/2025	1,000,000	1,002,060
Canadian Imperial Bank of Commerce/Canada 1.55%, 1/23/2018	269,000	268,871
Citizens Bank NA/Providence, RI:
1.60%, 12/4/2017	100,000	99,159
2.45%, 12/4/2019	100,000	99,112
Citizens Financial Group, Inc. 4.35%, 8/1/2025	250,000	253,767
City National Corp/CA 5.25%, 9/15/2020	200,000	227,180
Comerica Bank:
4.00%, 7/27/2025	250,000	251,808
5.20%, 8/22/2017	250,000	265,991
5.75%, 11/21/2016	183,000	192,609
Commonwealth Bank of Australia/New York, NY:
1.13%, 3/13/2017	100,000	99,969
1.40%, 9/8/2017	100,000	100,388
1.63%, 3/12/2018	250,000	250,622
1.90%, 9/18/2017	350,000	354,081
2.25%, 3/13/2019	150,000	150,865
2.30%, 9/6/2019	250,000	250,692
2.30%, 3/12/2020	250,000	251,308
2.50%, 9/20/2018 (b)	300,000	305,862
Compass Bank:
2.75%, 9/29/2019	300,000	298,585
3.88%, 4/10/2025	250,000	233,210
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.38%, 1/19/2017	840,000	861,872

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.95%, 11/9/2022	$350,000	$350,849
4.38%, 8/4/2025	500,000	501,362
4.50%, 1/11/2021	300,000	329,082
4.63%, 12/1/2023	500,000	515,931
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY:
1.70%, 3/19/2018	250,000	250,174
2.25%, 1/14/2019	300,000	302,601
2.25%, 1/14/2020	300,000	299,924
3.38%, 5/21/2025	500,000	489,690
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	690,000	724,255
Corpbanca SA:
3.13%, 1/15/2018	200,000	199,000
3.88%, 9/22/2019 (a)	200,000	200,760
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020 (a)	650,000	646,308
3.75%, 3/26/2025 (a)(b)	350,000	338,310
3.80%, 9/15/2022 (a)	750,000	750,628
Credit Suisse of New York, NY:
1.38%, 5/26/2017	500,000	498,196
1.70%, 4/27/2018	750,000	746,792
1.75%, 1/29/2018	500,000	499,758
2.30%, 5/28/2019	600,000	603,652
3.00%, 10/29/2021	700,000	702,862
3.63%, 9/9/2024	850,000	849,016
4.38%, 8/5/2020	275,000	300,010
5.30%, 8/13/2019	270,000	301,112
5.40%, 1/14/2020	500,000	554,790
6.00%, 2/15/2018	750,000	814,213
Deutsche Bank AG:
2.95%, 8/20/2020	250,000	250,495
4.30%, 5/24/2028 (b)(c)	325,000	314,398
4.50%, 4/1/2025	400,000	386,781
Deutsche Bank AG London:
1.35%, 5/30/2017	390,000	387,471
1.40%, 2/13/2017	480,000	478,726
1.88%, 2/13/2018	200,000	199,787
2.50%, 2/13/2019	700,000	706,183
3.70%, 5/30/2024 (b)	550,000	544,347
6.00%, 9/1/2017	1,170,000	1,262,226
Discover Bank/Greenwood DE:
2.00%, 2/21/2018	100,000	99,326
3.10%, 6/4/2020	250,000	252,392
3.20%, 8/9/2021	300,000	298,789
Fifth Third Bancorp:
1.35%, 6/1/2017	100,000	99,874
2.88%, 7/27/2020	750,000	755,933
3.50%, 3/15/2022	107,000	108,899
4.30%, 1/16/2024	150,000	154,069
4.50%, 6/1/2018	175,000	185,969
Fifth Third Bank:
1.15%, 11/18/2016	450,000	449,260
1.45%, 2/28/2018	250,000	248,291
2.15%, 8/20/2018	400,000	402,597
2.38%, 4/25/2019	200,000	201,397
2.88%, 10/1/2021	100,000	99,886
HSBC Bank USA NA:
4.88%, 8/24/2020	300,000	330,086
6.00%, 8/9/2017	250,000	268,610
HSBC Holdings PLC:
4.00%, 3/30/2022	360,000	374,413
4.25%, 3/14/2024	800,000	796,611
4.25%, 8/18/2025	850,000	837,156
4.88%, 1/14/2022	419,000	458,407
5.10%, 4/5/2021	375,000	415,213
HSBC USA, Inc.:
1.30%, 6/23/2017	275,000	274,079
1.50%, 11/13/2017	100,000	99,592
1.63%, 1/16/2018	400,000	398,245
1.70%, 3/5/2018	500,000	497,978
2.00%, 8/7/2018	300,000	300,238
2.25%, 6/23/2019	400,000	399,626
2.35%, 3/5/2020	500,000	495,299
2.38%, 11/13/2019	600,000	597,638
2.63%, 9/24/2018	250,000	253,983
2.75%, 8/7/2020	200,000	200,395
3.50%, 6/23/2024 (b)	100,000	101,426
Huntington Bancshares, Inc. 2.60%, 8/2/2018	250,000	251,715
Huntington BancShares, Inc. 7.00%, 12/15/2020 (b)	25,000	29,225
Huntington National Bank:
2.00%, 6/30/2018	500,000	497,461
2.20%, 4/1/2019	150,000	148,671
2.40%, 4/1/2020	250,000	245,843
2.88%, 8/20/2020	250,000	249,760
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	850,000	852,430
3.88%, 1/16/2018	400,000	412,427
3.88%, 1/15/2019 (b)	300,000	310,957
5.25%, 1/12/2024	400,000	425,924
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	250,000	268,581
6.00%, 10/1/2017	550,000	595,216
KeyBank NA:
1.10%, 11/25/2016	100,000	99,946
1.65%, 2/1/2018	300,000	299,377
2.25%, 3/16/2020	250,000	248,675
2.50%, 12/15/2019	300,000	302,678
3.18%, 5/22/2022	250,000	250,351
KeyCorp:
2.30%, 12/13/2018	100,000	100,627
2.90%, 9/15/2020	510,000	514,131
5.10%, 3/24/2021	255,000	282,612
Lloyds Bank PLC:
1.75%, 5/14/2018	350,000	348,920
2.00%, 8/17/2018 (b)	300,000	300,658
2.30%, 11/27/2018	200,000	202,124
2.35%, 9/5/2019	600,000	602,782
2.40%, 3/17/2020	100,000	100,312
2.70%, 8/17/2020	200,000	202,505
3.50%, 5/14/2025	250,000	247,373
4.20%, 3/28/2017	400,000	415,590
6.38%, 1/21/2021	250,000	297,490
Lloyds Banking Group PLC 4.50%, 11/4/2024 (b)	400,000	402,656
Manufacturers & Traders Trust Co.:
1.40%, 7/25/2017	140,000	139,907
2.10%, 2/6/2020	250,000	247,778

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

2.25%, 7/25/2019	$100,000	$100,371
2.30%, 1/30/2019	300,000	303,326
2.90%, 2/6/2025	125,000	119,490
5.63%, 12/1/2021 (c)	250,000	253,000
MUFG Americas Holdings Corp.:
1.63%, 2/9/2018	100,000	99,618
2.25%, 2/10/2020	550,000	545,565
3.00%, 2/10/2025	100,000	95,573
MUFG Union Bank NA:
2.13%, 6/16/2017	150,000	151,506
2.63%, 9/26/2018	50,000	50,819
National Australia Bank, Ltd.:
1.88%, 7/23/2018	250,000	250,366
2.30%, 7/25/2018	300,000	303,925
2.63%, 7/23/2020	250,000	253,381
2.75%, 3/9/2017	100,000	102,137
3.00%, 1/20/2023 (b)	300,000	299,795
National City Corp. 6.88%, 5/15/2019	100,000	115,073
PNC Bank NA:
1.13%, 1/27/2017	400,000	399,362
1.15%, 11/1/2016	300,000	300,069
1.50%, 2/23/2018	100,000	99,717
1.60%, 6/1/2018	250,000	249,278
1.85%, 7/20/2018	357,000	358,029
2.20%, 1/28/2019	150,000	151,287
2.25%, 7/2/2019	250,000	251,088
2.40%, 10/18/2019	200,000	201,694
2.60%, 7/21/2020	250,000	252,041
2.70%, 11/1/2022	650,000	625,134
2.95%, 1/30/2023	200,000	194,071
2.95%, 2/23/2025	250,000	240,816
3.30%, 10/30/2024	200,000	199,063
3.80%, 7/25/2023	250,000	254,867
6.00%, 12/7/2017	100,000	108,687
6.88%, 4/1/2018	600,000	669,564
PNC Financial Services Group, Inc. 3.90%, 4/29/2024 (b)	250,000	252,523
PNC Funding Corp.:
3.30%, 3/8/2022 (b)	411,000	420,228
4.38%, 8/11/2020	250,000	269,591
5.13%, 2/8/2020	160,000	177,593
5.63%, 2/1/2017	100,000	104,980
6.70%, 6/10/2019	250,000	288,748
Regions Bank:
2.25%, 9/14/2018	250,000	250,548
7.50%, 5/15/2018	100,000	112,962
Regions Financial Corp. 2.00%, 5/15/2018	400,000	398,769
Royal Bank of Canada:
1.20%, 1/23/2017	450,000	451,187
1.25%, 6/16/2017	200,000	199,337
1.40%, 10/13/2017	250,000	249,268
1.50%, 1/16/2018	400,000	399,361
1.80%, 7/30/2018	800,000	800,632
2.15%, 3/15/2019 (b)	256,000	257,481
2.15%, 3/6/2020 (b)	250,000	251,308
2.20%, 7/27/2018	300,000	303,940
Royal Bank of Scotland PLC:
1.88%, 3/31/2017	200,000	199,643
5.63%, 8/24/2020 (b)	325,000	369,510
6.13%, 1/11/2021 (b)	1,050,000	1,224,292
6.40%, 10/21/2019	200,000	225,163
Santander Bank NA 2.00%, 1/12/2018	200,000	198,360
Societe Generale SA:
2.63%, 10/1/2018	260,000	264,930
2.75%, 10/12/2017	150,000	152,838
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017	100,000	99,978
1.35%, 7/11/2017	150,000	149,222
1.50%, 1/18/2018 (b)	250,000	248,480
1.75%, 1/16/2018	200,000	199,681
1.80%, 7/18/2017	250,000	250,453
1.95%, 7/23/2018	250,000	249,991
2.25%, 7/11/2019	250,000	249,854
2.45%, 1/10/2019	150,000	151,433
2.45%, 1/16/2020	550,000	551,422
2.50%, 7/19/2018	200,000	202,866
2.65%, 7/23/2020 (b)	250,000	252,072
3.00%, 1/18/2023 (b)	250,000	247,082
3.20%, 7/18/2022	250,000	251,361
3.40%, 7/11/2024	200,000	199,390
3.65%, 7/23/2025 (b)	250,000	254,121
3.95%, 1/10/2024	50,000	52,261
SunTrust Banks, Inc.:
2.35%, 11/1/2018	300,000	301,140
2.50%, 5/1/2019	300,000	302,760
2.75%, 5/1/2023	250,000	239,861
3.50%, 1/20/2017	150,000	153,617
6.00%, 9/11/2017	300,000	322,860
7.25%, 3/15/2018	150,000	166,455
SVB Financial Group 3.50%, 1/29/2025	150,000	144,089
Svenska Handelsbanken AB:
1.63%, 3/21/2018 (b)	200,000	200,019
2.25%, 6/17/2019	450,000	454,388
2.50%, 1/25/2019 (b)	200,000	203,993
2.88%, 4/4/2017	150,000	153,411
Toronto-Dominion Bank:
1.13%, 5/2/2017	500,000	498,655
1.40%, 4/30/2018 (b)	450,000	446,932
1.63%, 3/13/2018	250,000	250,024
1.75%, 7/23/2018 (b)	365,000	364,788
2.13%, 7/2/2019 (b)	200,000	200,711
2.25%, 11/5/2019 (b)	575,000	580,035
2.38%, 10/19/2016	500,000	508,076
2.63%, 9/10/2018	650,000	665,841
US Bancorp:
1.65%, 5/15/2017	200,000	201,623
1.95%, 11/15/2018	750,000	755,731
2.20%, 11/15/2016	500,000	506,705
2.20%, 4/25/2019	250,000	253,228
2.95%, 7/15/2022	200,000	198,049
3.00%, 3/15/2022	300,000	303,305
3.60%, 9/11/2024	200,000	202,884
3.70%, 1/30/2024	250,000	259,726
4.13%, 5/24/2021	375,000	406,130
US Bank NA:
1.10%, 1/30/2017	100,000	100,190
1.35%, 1/26/2018	250,000	249,766
2.13%, 10/28/2019	350,000	351,995

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

2.80%, 1/27/2025	$250,000	$242,774
Wachovia Corp.:
5.63%, 10/15/2016	253,000	264,936
5.75%, 6/15/2017	800,000	858,475
5.75%, 2/1/2018	1,000,000	1,091,736
Wells Fargo & Co.:
1.15%, 6/2/2017	300,000	299,422
1.40%, 9/8/2017	200,000	199,936
1.50%, 1/16/2018	525,000	524,514
2.10%, 5/8/2017	250,000	253,294
2.13%, 4/22/2019	350,000	352,264
2.15%, 1/15/2019	337,000	339,500
2.15%, 1/30/2020	547,000	545,065
2.60%, 7/22/2020	500,000	504,828
2.63%, 12/15/2016	450,000	458,755
3.00%, 1/22/2021	500,000	509,950
3.00%, 2/19/2025	500,000	483,642
3.30%, 9/9/2024	600,000	599,528
3.45%, 2/13/2023	900,000	896,492
3.50%, 3/8/2022	450,000	465,473
3.55%, 9/29/2025	1,000,000	1,004,178
4.13%, 8/15/2023	200,000	206,996
4.48%, 1/16/2024	401,000	424,312
4.60%, 4/1/2021	700,000	768,463
5.63%, 12/11/2017	1,000,000	1,086,502
6.00%, 11/15/2017	335,000	365,874
Westpac Banking Corp.:
1.05%, 11/25/2016	600,000	601,048
1.20%, 5/19/2017 (b)	197,000	196,376
1.50%, 12/1/2017	250,000	249,486
1.55%, 5/25/2018	250,000	248,254
1.60%, 1/12/2018 (b)	624,000	622,314
2.00%, 8/14/2017	200,000	202,588
2.25%, 7/30/2018	250,000	252,598
2.25%, 1/17/2019	200,000	201,419
2.30%, 5/26/2020	200,000	200,650
4.88%, 11/19/2019	500,000	549,940

		109,866,598

BEVERAGES — 2.2%
Anheuser-Busch InBev Finance, Inc.:
1.13%, 1/27/2017	50,000	50,084
1.25%, 1/17/2018	550,000	545,175
2.15%, 2/1/2019	557,000	559,212
2.63%, 1/17/2023	275,000	262,872
3.70%, 2/1/2024	319,000	323,564
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	788,000	787,694
2.50%, 7/15/2022	794,000	757,492
5.00%, 4/15/2020	500,000	550,476
5.38%, 1/15/2020	615,000	685,776
6.88%, 11/15/2019	276,000	322,703
7.75%, 1/15/2019	1,000,000	1,172,470
Beam Suntory, Inc.:
1.88%, 5/15/2017	300,000	301,090
3.25%, 5/15/2022	250,000	245,456
Beam, Inc. 1.75%, 6/15/2018	50,000	49,645
Bottling Group LLC 5.13%, 1/15/2019	500,000	552,073
Brown-Forman Corp. 2.25%, 1/15/2023	15,000	14,306
Coca-Cola Co.:
0.75%, 11/1/2016	233,000	232,883
1.15%, 4/1/2018	335,000	334,417
1.65%, 3/14/2018 (b)	250,000	252,766
1.65%, 11/1/2018	200,000	201,679
2.45%, 11/1/2020	650,000	662,617
2.50%, 4/1/2023	100,000	97,717
3.15%, 11/15/2020	270,000	284,020
3.20%, 11/1/2023	50,000	51,037
3.30%, 9/1/2021	300,000	314,032
Coca-Cola Enterprises, Inc.:
3.50%, 9/15/2020	250,000	262,108
4.50%, 9/1/2021	150,000	162,821
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	200,000	202,334
3.88%, 11/26/2023	200,000	205,558
Diageo Capital PLC:
1.13%, 4/29/2018 (b)	200,000	197,106
1.50%, 5/11/2017	950,000	952,612
2.63%, 4/29/2023	275,000	264,969
4.83%, 7/15/2020	325,000	360,085
5.75%, 10/23/2017	275,000	298,474
Diageo Investment Corp. 2.88%, 5/11/2022	125,000	123,328
Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	194,000	189,875
2.60%, 1/15/2019	200,000	202,357
3.20%, 11/15/2021	200,000	201,862
6.82%, 5/1/2018	300,000	336,054
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	235,517
Molson Coors Brewing Co.:
2.00%, 5/1/2017	200,000	201,099
3.50%, 5/1/2022 (b)	120,000	118,883
PepsiCo, Inc.:
0.95%, 2/22/2017	400,000	399,600
1.13%, 7/17/2017	200,000	200,383
1.25%, 8/13/2017	200,000	200,638
1.25%, 4/30/2018 (b)	100,000	99,694
1.85%, 4/30/2020	100,000	99,234
2.25%, 1/7/2019 (b)	250,000	254,899
2.75%, 3/5/2022	225,000	225,260
2.75%, 3/1/2023	150,000	148,902
2.75%, 4/30/2025	149,000	143,981
3.00%, 8/25/2021	220,000	227,269
3.10%, 7/17/2022	100,000	102,132
3.13%, 11/1/2020 (b)	150,000	156,962
3.50%, 7/17/2025	150,000	153,923
3.60%, 3/1/2024	894,000	926,690
4.50%, 1/15/2020	500,000	550,559
5.00%, 6/1/2018	390,000	426,177
7.90%, 11/1/2018	290,000	341,949

		18,784,550

BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
1.25%, 5/22/2017	150,000	149,643
2.13%, 5/15/2017	600,000	606,981
2.13%, 5/1/2020	200,000	196,379
2.20%, 5/22/2019	503,000	502,542
2.50%, 11/15/2016	300,000	304,512

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

2.70%, 5/1/2022	$100,000	$97,598
3.13%, 5/1/2025	250,000	239,265
3.45%, 10/1/2020	200,000	206,254
3.63%, 5/15/2022	159,000	162,775
3.63%, 5/22/2024	390,000	392,668
3.88%, 11/15/2021	250,000	261,344
4.10%, 6/15/2021	300,000	317,642
5.70%, 2/1/2019	625,000	693,302
5.85%, 6/1/2017	300,000	321,411
6.15%, 6/1/2018	150,000	166,409
Biogen, Inc.:
2.90%, 9/15/2020	350,000	353,616
3.63%, 9/15/2022	200,000	202,938
4.05%, 9/15/2025	200,000	203,054
6.88%, 3/1/2018	150,000	167,085
Celgene Corp.:
1.90%, 8/15/2017	300,000	302,113
2.13%, 8/15/2018	280,000	281,586
2.25%, 5/15/2019	325,000	325,832
2.88%, 8/15/2020	500,000	506,111
3.25%, 8/15/2022	161,000	160,406
3.55%, 8/15/2022	250,000	253,716
3.63%, 5/15/2024	499,000	495,877
3.88%, 8/15/2025	450,000	449,797
4.00%, 8/15/2023	100,000	103,341
Gilead Sciences, Inc.:
1.85%, 9/4/2018	195,000	196,287
2.05%, 4/1/2019	150,000	150,881
2.35%, 2/1/2020	500,000	501,926
2.55%, 9/1/2020	500,000	502,900
3.05%, 12/1/2016	21,000	21,462
3.25%, 9/1/2022	210,000	212,345
3.50%, 2/1/2025	300,000	302,091
3.70%, 4/1/2024	600,000	616,788
4.40%, 12/1/2021	450,000	487,072
4.50%, 4/1/2021	175,000	190,545
Life Technologies Corp. 6.00%, 3/1/2020	275,000	312,835

		11,919,329

BUILDING MATERIALS — 0.1%
CRH America, Inc.:
5.75%, 1/15/2021	150,000	171,005
8.13%, 7/15/2018	640,000	742,548

		913,553

BUILDING PRODUCTS — 0.1%
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	100,000	100,878
4.00%, 6/15/2025	100,000	100,468
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	55,000	55,558
Owens Corning:
4.20%, 12/15/2022	659,000	667,765
4.20%, 12/1/2024	150,000	147,990

		1,072,659

CAPITAL MARKETS — 5.0%
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	24,000	23,202
4.25%, 2/15/2024	100,000	104,218
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	350,000	394,603
7.30%, 6/28/2019	300,000	354,346
Ares Capital Corp. 4.88%, 11/30/2018	500,000	523,133
Bank of New York Mellon Corp.:
1.30%, 1/25/2018	100,000	99,634
1.35%, 3/6/2018	53,000	52,835
1.60%, 5/22/2018	311,000	310,991
1.97%, 6/20/2017	150,000	151,965
2.10%, 8/1/2018	370,000	374,053
2.10%, 1/15/2019	350,000	352,755
2.20%, 3/4/2019	200,000	201,958
2.20%, 5/15/2019	300,000	302,595
2.30%, 9/11/2019	200,000	201,804
3.25%, 9/11/2024	250,000	250,765
3.40%, 5/15/2024	150,000	152,674
3.55%, 9/23/2021	275,000	286,505
3.65%, 2/4/2024	175,000	181,188
4.15%, 2/1/2021 (b)	250,000	269,228
4.60%, 1/15/2020	39,000	42,649
5.50%, 12/1/2017	100,000	108,300
Bank of New York Mellon Corp., Series G:
2.15%, 2/24/2020	300,000	299,174
3.00%, 2/24/2025	250,000	243,779
Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	267,228
5.55%, 1/22/2017	300,000	314,887
6.40%, 10/2/2017	300,000	327,358
7.25%, 2/1/2018	1,345,000	1,507,737
BlackRock, Inc.:
3.38%, 6/1/2022	57,000	58,839
3.50%, 3/18/2024	350,000	358,772
4.25%, 5/24/2021	200,000	220,585
5.00%, 12/10/2019	156,000	174,684
Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	675,000	683,255
2.55%, 10/23/2019	700,000	703,877
2.60%, 4/23/2020	600,000	600,863
2.63%, 1/31/2019	650,000	659,111
2.75%, 9/15/2020	400,000	402,077
2.90%, 7/19/2018	900,000	922,159
3.50%, 1/23/2025	700,000	687,403
3.63%, 1/22/2023	550,000	559,354
3.75%, 5/22/2025	521,000	521,817
3.85%, 7/8/2024	468,000	477,891
4.00%, 3/3/2024	1,065,000	1,098,813
5.25%, 7/27/2021	750,000	836,284
5.38%, 3/15/2020	1,000,000	1,114,873
5.63%, 1/15/2017	855,000	897,617
5.75%, 10/1/2016	157,000	164,407
5.75%, 1/24/2022	1,100,000	1,258,475
5.95%, 1/18/2018	600,000	654,478
6.00%, 6/15/2020	700,000	800,542
6.15%, 4/1/2018	1,560,000	1,718,274
6.25%, 9/1/2017	650,000	705,313
7.50%, 2/15/2019	800,000	933,476
Jefferies Group LLC 5.13%, 1/20/2023	392,000	389,965

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Jefferies Group, Inc. 5.13%, 4/13/2018	$370,000	$388,384
Morgan Stanley:
1.88%, 1/5/2018	100,000	100,118
2.13%, 4/25/2018	768,000	771,135
2.38%, 7/23/2019	600,000	599,537
2.50%, 1/24/2019	1,050,000	1,060,474
2.65%, 1/27/2020	884,000	887,369
2.80%, 6/16/2020	200,000	201,264
3.70%, 10/23/2024	700,000	707,518
3.75%, 2/25/2023	1,093,000	1,118,531
4.00%, 7/23/2025	890,000	909,550
4.10%, 5/22/2023	450,000	455,581
4.75%, 3/22/2017	950,000	994,632
4.88%, 11/1/2022	653,000	695,796
5.45%, 1/9/2017	600,000	629,766
5.50%, 1/26/2020	650,000	725,229
5.50%, 7/24/2020	400,000	448,385
5.50%, 7/28/2021	700,000	789,834
5.55%, 4/27/2017	300,000	318,290
5.63%, 9/23/2019	535,000	596,942
5.75%, 10/18/2016	300,000	314,171
5.75%, 1/25/2021	1,050,000	1,194,980
5.95%, 12/28/2017	250,000	272,301
6.25%, 8/28/2017	200,000	216,671
6.63%, 4/1/2018	1,500,000	1,667,540
7.30%, 5/13/2019	800,000	930,586
Morgan Stanley, Series F 3.88%, 4/29/2024	750,000	767,312
Northern Trust Corp.:
2.38%, 8/2/2022	30,000	29,102
3.38%, 8/23/2021	150,000	156,347
3.45%, 11/4/2020	100,000	105,269
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	100,000	100,428
5.60%, 12/1/2019	145,000	164,671

		43,620,481

CHEMICALS — 2.0%
Agrium, Inc.:
3.15%, 10/1/2022	224,000	218,353
3.38%, 3/15/2025	150,000	141,996
3.50%, 6/1/2023	250,000	245,695
Air Products & Chemicals, Inc.:
3.00%, 11/3/2021	50,000	51,046
3.35%, 7/31/2024	500,000	501,479
4.38%, 8/21/2019	100,000	108,741
Airgas, Inc.:
1.65%, 2/15/2018	250,000	248,550
3.05%, 8/1/2020	100,000	101,569
3.65%, 7/15/2024	300,000	297,536
Albemarle Corp.:
3.00%, 12/1/2019	100,000	99,897
4.15%, 12/1/2024	100,000	99,542
Braskem Finance, Ltd. 6.45%, 2/3/2024	100,000	82,500
Cabot Corp. 5.00%, 10/1/2016	100,000	103,668
CF Industries, Inc.:
3.45%, 6/1/2023	400,000	380,239
6.88%, 5/1/2018	100,000	111,352
7.13%, 5/1/2020	350,000	409,326
Cytec Industries, Inc. 3.95%, 5/1/2025	100,000	97,195
Dow Chemical Co.:
3.00%, 11/15/2022	367,000	353,040
3.50%, 10/1/2024	283,000	270,121
4.13%, 11/15/2021	300,000	312,695
4.25%, 11/15/2020	40,000	42,389
8.55%, 5/15/2019	1,200,000	1,446,360
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023	300,000	288,152
3.63%, 1/15/2021	250,000	262,253
4.25%, 4/1/2021	50,000	53,868
4.63%, 1/15/2020	150,000	163,675
5.25%, 12/15/2016	250,000	262,242
5.75%, 3/15/2019	50,000	56,006
6.00%, 7/15/2018	775,000	861,537
Eastman Chemical Co.:
2.40%, 6/1/2017	450,000	454,063
2.70%, 1/15/2020	825,000	822,468
3.60%, 8/15/2022	157,000	157,367
5.50%, 11/15/2019	55,000	60,909
Ecolab, Inc.:
3.00%, 12/8/2016	500,000	509,689
4.35%, 12/8/2021	425,000	457,760
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	48,488
Lubrizol Corp. 8.88%, 2/1/2019	150,000	182,947
LYB International Finance BV 4.00%, 7/15/2023	784,000	787,612
LyondellBasell Industries NV:
5.00%, 4/15/2019	300,000	322,801
6.00%, 11/15/2021	300,000	337,402
Methanex Corp. 3.25%, 12/15/2019 (b)	100,000	99,430
Monsanto Co.:
1.15%, 6/30/2017	200,000	198,808
2.13%, 7/15/2019	450,000	445,926
2.20%, 7/15/2022	150,000	138,217
2.85%, 4/15/2025	100,000	91,626
3.38%, 7/15/2024	281,000	269,492
Mosaic Co. 3.75%, 11/15/2021	150,000	152,168
NewMarket Corp. 4.10%, 12/15/2022	50,000	50,432
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	45,856
3.63%, 3/15/2024 (b)	400,000	396,112
4.88%, 3/30/2020 (b)	150,000	164,223
6.50%, 5/15/2019	150,000	171,344
PPG Industries, Inc.:
2.30%, 11/15/2019	200,000	199,405
3.60%, 11/15/2020	100,000	104,151
Praxair, Inc.:
1.05%, 11/7/2017	100,000	99,490
1.25%, 11/7/2018	250,000	246,833
2.20%, 8/15/2022	155,000	147,255
2.45%, 2/15/2022	350,000	339,696
2.70%, 2/21/2023	150,000	146,937
4.05%, 3/15/2021	100,000	108,252
4.50%, 8/15/2019	300,000	328,089

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	$200,000	$208,000
Rohm & Haas Co. 6.00%, 9/15/2017	300,000	323,820
RPM International, Inc. 6.13%, 10/15/2019	300,000	333,285
Sherwin-Williams Co. 1.35%, 12/15/2017	250,000	248,398
Syngenta Finance NV 3.13%, 3/28/2022	5,000	4,889
Valspar Corp.:
3.30%, 2/1/2025	200,000	193,573
4.20%, 1/15/2022	90,000	92,857
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	28,467

		17,189,559

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	97,329
Block Financial LLC 5.50%, 11/1/2022	414,000	446,139
Cintas Corp.:
4.30%, 6/1/2021	250,000	265,800
6.13%, 12/1/2017	100,000	108,120
Emory University 5.63%, 9/1/2019	150,000	171,444
Equifax, Inc. 3.30%, 12/15/2022	9,000	8,881
Moody’s Corp. 2.75%, 7/15/2019 (b)	300,000	304,490
Pitney Bowes, Inc.:
4.63%, 3/15/2024	108,000	108,625
4.75%, 5/15/2018 (b)	100,000	106,616
5.75%, 9/15/2017	150,000	160,983
6.25%, 3/15/2019 (b)	135,000	151,202
Total System Services, Inc. 2.38%, 6/1/2018	250,000	250,344
Vanderbilt University 5.25%, 4/1/2019	50,000	55,779
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	112,510
Western Union Co.:
2.88%, 12/10/2017 (b)	50,000	50,990
3.65%, 8/22/2018	524,000	544,852
5.25%, 4/1/2020	235,000	256,865
5.93%, 10/1/2016	150,000	156,194

		3,357,163

COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.:
1.10%, 3/3/2017	430,000	431,171
1.65%, 6/15/2018	450,000	452,604
2.13%, 3/1/2019	450,000	455,932
2.45%, 6/15/2020	250,000	253,944
2.90%, 3/4/2021	55,000	56,346
3.00%, 6/15/2022	150,000	152,593
3.15%, 3/14/2017	150,000	154,757
3.50%, 6/15/2025 (b)	105,000	108,226
3.63%, 3/4/2024	550,000	576,248
4.45%, 1/15/2020	912,000	1,003,144
4.95%, 2/15/2019	420,000	464,023
Juniper Networks, Inc.:
3.30%, 6/15/2020	100,000	101,302
4.35%, 6/15/2025	30,000	29,975
4.50%, 3/15/2024	325,000	329,329
4.60%, 3/15/2021	100,000	105,796
Motorola Solutions, Inc.:
3.50%, 9/1/2021	600,000	571,345
3.50%, 3/1/2023	875,000	786,625
3.75%, 5/15/2022	250,000	234,475
QUALCOMM, Inc.:
1.40%, 5/18/2018 (b)	539,000	535,943
2.25%, 5/20/2020 (b)	300,000	299,002
3.00%, 5/20/2022	750,000	735,675
3.45%, 5/20/2025	750,000	710,911
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	258,000	268,843

		8,818,209

CONSTRUCTION & ENGINEERING — 0.0% (d)
Fluor Corp. 3.38%, 9/15/2021	250,000	257,475

CONSUMER FINANCE — 1.0%
Caterpillar Financial Services Corp.:
1.00%, 11/25/2016	77,000	77,135
1.25%, 8/18/2017	550,000	549,522
1.63%, 6/1/2017	100,000	100,754
1.70%, 6/16/2018 (b)	250,000	250,652
2.00%, 3/5/2020	100,000	99,052
2.10%, 6/9/2019 (b)	300,000	300,571
2.25%, 12/1/2019	300,000	300,878
2.85%, 6/1/2022	111,000	109,535
3.25%, 12/1/2024	200,000	196,101
3.30%, 6/9/2024	200,000	197,609
5.45%, 4/15/2018	200,000	218,972
5.85%, 9/1/2017	100,000	108,432
7.15%, 2/15/2019	400,000	465,761
Discover Financial Services:
3.85%, 11/21/2022	378,000	373,107
3.95%, 11/6/2024	220,000	216,522
5.20%, 4/27/2022	475,000	505,946
6.45%, 6/12/2017	68,000	73,180
John Deere Capital Corp.:
1.05%, 10/11/2016	400,000	401,362
1.05%, 12/15/2016	200,000	200,438
1.13%, 6/12/2017	100,000	99,963
1.20%, 10/10/2017	150,000	149,800
1.30%, 3/12/2018	415,000	413,598
1.35%, 1/16/2018	150,000	149,861
1.40%, 3/15/2017	25,000	25,120
1.60%, 7/13/2018	150,000	150,199
1.70%, 1/15/2020	150,000	147,636
1.75%, 8/10/2018 (b)	100,000	100,638
1.95%, 12/13/2018	150,000	151,391
1.95%, 3/4/2019	100,000	100,410
2.00%, 1/13/2017 (b)	100,000	101,340
2.05%, 3/10/2020	675,000	672,838
2.25%, 4/17/2019	150,000	151,812
2.38%, 7/14/2020	150,000	151,417
2.45%, 9/11/2020	150,000	151,230
2.75%, 3/15/2022	154,000	153,006
2.80%, 9/18/2017	250,000	257,461

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

2.80%, 3/4/2021	$200,000	$202,863
2.80%, 1/27/2023	100,000	98,562
3.15%, 10/15/2021	100,000	103,310
3.40%, 9/11/2025	250,000	252,350
3.90%, 7/12/2021	150,000	160,184
5.75%, 9/10/2018	150,000	167,353

		8,857,871

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	300,000	318,418
Packaging Corp. of America:
3.65%, 9/15/2024	100,000	98,794
4.50%, 11/1/2023	58,000	60,889
Rock-Tenn Co.:
4.00%, 3/1/2023	150,000	154,622
4.90%, 3/1/2022	300,000	322,870

		955,593

DIVERSIFIED CONSUMER SERVICES — 0.1%
Cornell University 5.45%, 2/1/2019	75,000	84,008
Princeton University 4.95%, 3/1/2019	203,000	224,979
Stanford University 4.75%, 5/1/2019	250,000	276,617
Yale University 2.09%, 4/15/2019	100,000	101,576

		687,180

DIVERSIFIED FINANCIAL SERVICES — 14.1%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	250,307
2.88%, 5/8/2022	275,000	273,275
Air Lease Corp.:
2.13%, 1/15/2018	200,000	197,588
2.63%, 9/4/2018	300,000	299,608
3.38%, 1/15/2019 (b)	350,000	355,309
3.75%, 2/1/2022	100,000	100,240
3.88%, 4/1/2021 (b)	50,000	50,806
4.75%, 3/1/2020 (b)	318,000	339,551
American Express Co.:
1.55%, 5/22/2018	50,000	49,754
2.65%, 12/2/2022	322,000	312,538
3.63%, 12/5/2024	315,000	311,230
6.15%, 8/28/2017	750,000	812,442
7.00%, 3/19/2018	500,000	561,535
8.13%, 5/20/2019	305,000	366,314
American Express Credit Corp.:
1.13%, 6/5/2017	750,000	745,764
1.80%, 7/31/2018	250,000	249,854
2.13%, 7/27/2018	250,000	252,424
2.13%, 3/18/2019	760,000	762,506
2.25%, 8/15/2019	460,000	461,255
2.38%, 3/24/2017	200,000	202,857
2.38%, 5/26/2020	100,000	99,864
2.60%, 9/14/2020	500,000	503,979
American Honda Finance Corp.:
0.95%, 5/5/2017	100,000	99,690
1.13%, 10/7/2016 (b)	300,000	301,147
1.20%, 7/14/2017	208,000	207,024
1.50%, 3/13/2018	200,000	198,944
1.55%, 12/11/2017	100,000	99,899
1.60%, 7/13/2018	750,000	748,148
2.13%, 10/10/2018	200,000	201,370
2.15%, 3/13/2020	74,000	73,298
2.25%, 8/15/2019	200,000	200,176
Apollo Investment Corp. 5.25%, 3/3/2025	100,000	99,555
Associates Corp. of North America 6.95%, 11/1/2018	350,000	399,392
Bank of America Corp.:
1.35%, 11/21/2016	255,000	254,865
1.70%, 8/25/2017	400,000	400,544
1.95%, 5/12/2018	100,000	99,946
2.00%, 1/11/2018	950,000	953,768
2.25%, 4/21/2020	500,000	492,612
2.60%, 1/15/2019	1,214,000	1,227,922
2.65%, 4/1/2019	640,000	647,366
3.30%, 1/11/2023	900,000	896,505
3.88%, 3/22/2017	600,000	620,739
3.88%, 8/1/2025	1,000,000	1,013,446
3.95%, 4/21/2025	500,000	484,867
4.00%, 4/1/2024	650,000	670,815
4.00%, 1/22/2025	700,000	686,096
4.10%, 7/24/2023	455,000	473,186
4.13%, 1/22/2024	700,000	728,197
4.20%, 8/26/2024	760,000	759,411
5.00%, 5/13/2021	450,000	494,825
5.42%, 3/15/2017	200,000	210,571
5.49%, 3/15/2019	100,000	109,853
5.63%, 10/14/2016	465,000	485,891
5.63%, 7/1/2020	850,000	957,846
5.65%, 5/1/2018	625,000	680,974
5.70%, 5/2/2017	310,000	328,381
5.70%, 1/24/2022	779,000	889,019
5.75%, 12/1/2017	700,000	757,438
5.88%, 1/5/2021	600,000	685,674
6.00%, 9/1/2017	400,000	431,294
6.88%, 4/25/2018	2,042,000	2,283,766
7.63%, 6/1/2019	610,000	718,246
Bank of America NA:
1.13%, 11/14/2016	300,000	299,927
1.25%, 2/14/2017	500,000	499,700
1.65%, 3/26/2018	600,000	599,404
1.75%, 6/5/2018	750,000	748,025
5.30%, 3/15/2017	400,000	420,929
6.10%, 6/15/2017	200,000	214,211
Boeing Capital Corp.:
2.90%, 8/15/2018	50,000	51,876
4.70%, 10/27/2019	50,000	55,448
BP Capital Markets PLC 4.50%, 10/1/2020	800,000	877,690
Brixmor Operating Partnership LP:
3.85%, 2/1/2025	70,000	67,805
3.88%, 8/15/2022	155,000	155,651
Capital One Bank USA NA:
1.15%, 11/21/2016	200,000	199,219
1.20%, 2/13/2017	250,000	248,429
1.30%, 6/5/2017	200,000	198,528
2.15%, 11/21/2018	200,000	199,269
2.30%, 6/5/2019	200,000	198,281
3.38%, 2/15/2023	500,000	486,118

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

8.80%, 7/15/2019	$895,000	$1,080,402
Capital One Financial Corp.:
2.45%, 4/24/2019	150,000	149,867
3.20%, 2/5/2025 (b)	175,000	166,667
4.75%, 7/15/2021	400,000	435,246
6.75%, 9/15/2017	200,000	218,545
Capital One NA:
1.50%, 9/5/2017	200,000	198,692
1.65%, 2/5/2018	100,000	98,995
2.35%, 8/17/2018	250,000	250,532
2.40%, 9/5/2019	200,000	198,545
2.95%, 7/23/2021	400,000	395,859
Charles Schwab Corp.:
1.50%, 3/10/2018	150,000	150,274
3.00%, 3/10/2025	150,000	146,850
4.45%, 7/22/2020	350,000	387,830
Citigroup, Inc.:
1.30%, 11/15/2016	233,000	232,878
1.55%, 8/14/2017	400,000	399,655
1.70%, 4/27/2018	1,050,000	1,044,200
1.75%, 5/1/2018	480,000	477,819
1.80%, 2/5/2018	600,000	599,297
1.85%, 11/24/2017	100,000	100,321
2.15%, 7/30/2018	340,000	341,384
2.40%, 2/18/2020	500,000	497,400
2.50%, 9/26/2018	400,000	404,828
2.50%, 7/29/2019	1,000,000	1,004,501
2.55%, 4/8/2019	1,100,000	1,109,027
3.30%, 4/27/2025 (b)	116,000	112,925
3.38%, 3/1/2023	218,000	219,635
3.50%, 5/15/2023	550,000	535,241
3.75%, 6/16/2024	538,000	549,621
3.88%, 10/25/2023	450,000	464,638
3.88%, 3/26/2025	200,000	194,802
4.00%, 8/5/2024 (b)	500,000	495,932
4.05%, 7/30/2022	518,000	528,518
4.45%, 1/10/2017	550,000	570,427
4.50%, 1/14/2022	896,000	966,575
5.38%, 8/9/2020	350,000	390,708
5.50%, 2/15/2017	490,000	512,883
6.00%, 8/15/2017	500,000	538,992
6.13%, 11/21/2017	1,250,000	1,362,995
6.13%, 5/15/2018	550,000	608,095
8.50%, 5/22/2019	640,000	773,438
CME Group, Inc.:
3.00%, 9/15/2022 (b)	392,000	394,202
3.00%, 3/15/2025	300,000	294,893
Ford Motor Credit Co. LLC:
1.46%, 3/27/2017	400,000	398,327
1.50%, 1/17/2017	500,000	498,424
1.68%, 9/8/2017	300,000	298,113
1.72%, 12/6/2017	400,000	395,991
2.15%, 1/9/2018	100,000	99,721
2.24%, 6/15/2018	280,000	278,677
2.38%, 1/16/2018	250,000	250,296
2.38%, 3/12/2019	300,000	297,045
2.46%, 3/27/2020	200,000	195,686
2.60%, 11/4/2019	500,000	494,648
2.88%, 10/1/2018	400,000	404,068
3.00%, 6/12/2017	75,000	76,223
3.16%, 8/4/2020	200,000	200,810
3.66%, 9/8/2024	200,000	194,401
4.13%, 8/4/2025	200,000	199,573
4.25%, 2/3/2017	942,000	972,418
4.38%, 8/6/2023 (b)	250,000	258,120
5.00%, 5/15/2018	450,000	478,713
5.75%, 2/1/2021	250,000	281,333
5.88%, 8/2/2021	850,000	959,231
6.63%, 8/15/2017	250,000	270,333
8.00%, 12/15/2016	200,000	214,847
8.13%, 1/15/2020	363,000	435,284
Franklin Resources, Inc.:
2.80%, 9/15/2022	300,000	298,868
2.85%, 3/30/2025	130,000	125,160
FS Investment Corp.:
4.00%, 7/15/2019	250,000	251,950
4.75%, 5/15/2022	100,000	98,843
General Electric Capital Corp.:
1.60%, 11/20/2017	200,000	202,119
1.63%, 4/2/2018 (b)	250,000	252,174
2.20%, 1/9/2020	532,000	542,149
2.30%, 4/27/2017	300,000	305,847
2.30%, 1/14/2019	1,050,000	1,069,167
2.90%, 1/9/2017	600,000	615,166
3.10%, 1/9/2023	575,000	587,784
3.15%, 9/7/2022	500,000	509,053
3.35%, 10/17/2016	48,000	49,298
3.45%, 5/15/2024	850,000	887,080
4.38%, 9/16/2020	550,000	602,488
4.63%, 1/7/2021	475,000	528,825
4.65%, 10/17/2021	650,000	736,681
5.30%, 2/11/2021	295,000	338,173
5.38%, 10/20/2016	71,000	74,401
5.40%, 2/15/2017	550,000	581,751
5.50%, 1/8/2020	550,000	632,621
5.55%, 5/4/2020	200,000	232,659
5.63%, 9/15/2017	800,000	871,525
5.63%, 5/1/2018	1,370,000	1,517,410
6.00%, 8/7/2019	850,000	981,307
6.38%, 11/15/2067 (c)	450,000	487,125
General Motors Financial Co., Inc.:
2.40%, 4/10/2018	750,000	742,355
2.63%, 7/10/2017	24,000	24,032
3.15%, 1/15/2020	800,000	795,344
3.20%, 7/13/2020	400,000	396,207
3.25%, 5/15/2018	100,000	100,949
3.45%, 4/10/2022	750,000	717,934
4.00%, 1/15/2025	600,000	572,561
4.30%, 7/13/2025	250,000	242,022
4.75%, 8/15/2017	500,000	519,537
HSBC Finance Corp. 6.68%, 1/15/2021	700,000	814,676
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	500,000	507,764
4.00%, 10/15/2023	200,000	208,662
International Lease Finance Corp. 7.13%, 9/1/2018 (a)	550,000	604,285
Invesco Finance PLC:
3.13%, 11/30/2022	207,000	205,613
4.00%, 1/30/2024	150,000	156,365
Jefferies Group LLC:
6.88%, 4/15/2021	209,000	232,272

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

8.50%, 7/15/2019	$270,000	$318,798
JPMorgan Chase & Co.:
1.35%, 2/15/2017	750,000	750,075
1.63%, 5/15/2018	571,000	567,274
1.70%, 3/1/2018	680,000	678,061
1.80%, 1/25/2018	100,000	100,020
2.00%, 8/15/2017	950,000	958,261
2.20%, 10/22/2019	1,150,000	1,140,452
2.25%, 1/23/2020	600,000	594,482
2.35%, 1/28/2019	550,000	553,049
2.75%, 6/23/2020	1,000,000	1,008,880
3.13%, 1/23/2025	750,000	724,309
3.20%, 1/25/2023	800,000	794,296
3.25%, 9/23/2022	750,000	751,855
3.38%, 5/1/2023 (b)	450,000	438,649
3.63%, 5/13/2024	425,000	430,173
3.88%, 2/1/2024	933,000	960,786
3.88%, 9/10/2024	869,000	857,024
3.90%, 7/15/2025	561,000	572,661
4.25%, 10/15/2020	1,324,000	1,418,398
4.35%, 8/15/2021	825,000	883,346
4.40%, 7/22/2020	700,000	754,748
4.50%, 1/24/2022	650,000	701,405
4.63%, 5/10/2021	400,000	434,909
4.95%, 3/25/2020	200,000	220,518
6.00%, 1/15/2018	800,000	874,214
6.13%, 6/27/2017	250,000	268,346
6.30%, 4/23/2019	700,000	794,536
Lazard Group LLC:
3.75%, 2/13/2025	100,000	95,720
4.25%, 11/14/2020	296,000	312,338
Legg Mason, Inc. 2.70%, 7/15/2019	150,000	150,396
Leucadia National Corp. 5.50%, 10/18/2023	550,000	549,627
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	600,000	651,574
6.50%, 7/15/2018	600,000	670,416
6.88%, 11/15/2018	300,000	341,492
Moody’s Corp.:
4.50%, 9/1/2022	257,000	272,009
4.88%, 2/15/2024	250,000	268,450
Nasdaq, Inc.:
5.25%, 1/16/2018	60,000	64,526
5.55%, 1/15/2020	346,000	379,114
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	250,000	250,338
2.00%, 1/27/2020	50,000	49,440
2.30%, 11/15/2019	100,000	100,480
2.35%, 6/15/2020	90,000	90,099
2.85%, 1/27/2025	250,000	241,809
4.75%, 4/30/2043 (c)	100,000	98,000
5.45%, 4/10/2017	400,000	425,800
5.45%, 2/1/2018	250,000	271,150
10.38%, 11/1/2018	185,000	230,195
Nomura Holdings, Inc.:
2.75%, 3/19/2019	550,000	555,891
6.70%, 3/4/2020	476,000	555,206
ORIX Corp. 3.75%, 3/9/2017	150,000	154,077
PACCAR Financial Corp.:
1.40%, 11/17/2017	200,000	200,013
1.40%, 5/18/2018 (b)	145,000	144,363
1.45%, 3/9/2018	250,000	249,874
1.75%, 8/14/2018	100,000	100,220
2.20%, 9/15/2019	100,000	100,658
2.50%, 8/14/2020	100,000	100,796
PennantPark Investment Corp. 4.50%, 10/1/2019	150,000	151,774
Prospect Capital Corp.:
5.00%, 7/15/2019	300,000	309,625
5.88%, 3/15/2023	275,000	278,546
Stifel Financial Corp. 4.25%, 7/18/2024	150,000	148,257
Synchrony Financial:
1.88%, 8/15/2017	45,000	44,965
2.70%, 2/3/2020	400,000	395,531
3.00%, 8/15/2019	325,000	327,368
3.75%, 8/15/2021	100,000	100,635
4.25%, 8/15/2024	250,000	247,983
4.50%, 7/23/2025	300,000	302,082
Toyota Motor Credit Corp.:
1.13%, 5/16/2017	200,000	199,769
1.25%, 10/5/2017	500,000	499,241
1.38%, 1/10/2018	250,000	249,631
1.45%, 1/12/2018	274,000	274,054
1.55%, 7/13/2018	100,000	99,943
1.75%, 5/22/2017	300,000	302,689
2.00%, 10/24/2018	100,000	100,978
2.05%, 1/12/2017 (b)	396,000	400,886
2.10%, 1/17/2019	1,150,000	1,161,128
2.13%, 7/18/2019 (b)	200,000	201,230
2.15%, 3/12/2020	500,000	500,930
2.63%, 1/10/2023	300,000	294,422
2.75%, 5/17/2021	300,000	303,503
2.80%, 7/13/2022	100,000	100,269
3.30%, 1/12/2022	400,000	413,533
3.40%, 9/15/2021	175,000	182,423
4.25%, 1/11/2021	350,000	381,439
4.50%, 6/17/2020	175,000	192,701
UBS AG of Stamford, CT:
1.38%, 6/1/2017	250,000	248,886
1.38%, 8/14/2017	300,000	298,504
1.80%, 3/26/2018	800,000	799,594
2.35%, 3/26/2020	250,000	248,882
2.38%, 8/14/2019	1,300,000	1,307,135
4.88%, 8/4/2020	422,000	469,954
5.75%, 4/25/2018	421,000	461,178
5.88%, 12/20/2017	683,000	743,318
Washington Prime Group LP 3.85%, 4/1/2020 (a)	50,000	51,070

		122,146,486

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
America Movil SAB de CV 5.00%, 10/16/2019	150,000	163,209
AT&T, Inc.:
1.40%, 12/1/2017	500,000	496,327
1.60%, 2/15/2017	300,000	300,418
1.70%, 6/1/2017	250,000	250,421
2.30%, 3/11/2019 (b)	365,000	365,891
2.38%, 11/27/2018	400,000	403,692

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

2.45%, 6/30/2020	$950,000	$935,444
2.63%, 12/1/2022 (b)	891,000	839,225
3.00%, 2/15/2022	327,000	320,525
3.00%, 6/30/2022	700,000	683,060
3.40%, 5/15/2025	440,000	419,746
3.88%, 8/15/2021	350,000	363,006
3.90%, 3/11/2024 (b)	223,000	226,288
4.45%, 5/15/2021	1,050,000	1,122,823
5.50%, 2/1/2018	848,000	916,907
5.60%, 5/15/2018	150,000	163,640
5.80%, 2/15/2019	550,000	611,613
British Telecommunications PLC:
1.25%, 2/14/2017	250,000	249,335
2.35%, 2/14/2019	400,000	401,599
5.95%, 1/15/2018	100,000	109,331
Harris Corp.:
2.00%, 4/27/2018	55,000	54,751
2.70%, 4/27/2020	50,000	49,414
3.83%, 4/27/2025	100,000	97,893
Qwest Corp.:
6.50%, 6/1/2017	350,000	372,750
6.75%, 12/1/2021	650,000	698,750
Verizon Communications, Inc.:
1.10%, 11/1/2017	150,000	148,692
1.35%, 6/9/2017	550,000	549,661
2.00%, 11/1/2016	150,000	151,292
2.45%, 11/1/2022 (b)	350,000	330,065
2.55%, 6/17/2019	750,000	762,627
2.63%, 2/21/2020	850,000	854,173
3.00%, 11/1/2021	310,000	307,849
3.45%, 3/15/2021	200,000	205,249
3.50%, 11/1/2021	650,000	663,367
3.50%, 11/1/2024 (b)	250,000	245,976
3.65%, 9/14/2018	800,000	841,875
4.15%, 3/15/2024	375,000	386,319
4.50%, 9/15/2020	963,000	1,041,686
4.60%, 4/1/2021	650,000	701,486
5.15%, 9/15/2023	2,500,000	2,758,667
5.50%, 2/15/2018	200,000	217,490
6.10%, 4/15/2018	100,000	110,438
6.35%, 4/1/2019	450,000	514,608

		21,407,578

ELECTRIC UTILITIES — 4.5%
Alabama Power Co.:
2.80%, 4/1/2025	100,000	95,871
3.55%, 12/1/2023	29,000	29,702
Ameren Illinois Co. 2.70%, 9/1/2022	150,000	148,501
American Electric Power Co., Inc. 1.65%, 12/15/2017	250,000	248,832
Appalachian Power Co. 3.40%, 6/1/2025	150,000	147,683
Arizona Public Service Co.:
2.20%, 1/15/2020	100,000	100,300
3.15%, 5/15/2025	175,000	173,416
3.35%, 6/15/2024	150,000	151,765
Baltimore Gas & Electric Co.:
3.35%, 7/1/2023	250,000	253,147
5.90%, 10/1/2016	150,000	157,146
Berkshire Hathaway Energy Co.:
1.10%, 5/15/2017	300,000	298,337
2.00%, 11/15/2018	250,000	249,991
2.40%, 2/1/2020	300,000	299,678
3.50%, 2/1/2025	50,000	50,154
3.75%, 11/15/2023	100,000	103,027
Carolina Power & Light Co. 5.30%, 1/15/2019	300,000	333,030
Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	150,000	168,060
CMS Energy Corp.:
5.05%, 2/15/2018	250,000	268,171
5.05%, 3/15/2022 (b)	400,000	437,591
8.75%, 6/15/2019	100,000	121,562
Commonwealth Edison Co.:
3.10%, 11/1/2024	350,000	347,025
3.40%, 9/1/2021	100,000	103,790
4.00%, 8/1/2020	60,000	64,262
5.80%, 3/15/2018	520,000	572,572
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	25,000	25,212
4.45%, 6/15/2020	70,000	77,070
5.85%, 4/1/2018	158,000	174,242
6.65%, 4/1/2019	230,000	265,673
7.13%, 12/1/2018	300,000	347,100
Constellation Energy Group, Inc. 5.15%, 12/1/2020	100,000	109,876
Consumers Energy Co.:
2.85%, 5/15/2022	100,000	100,348
3.13%, 8/31/2024	100,000	99,962
3.38%, 8/15/2023	100,000	102,675
5.65%, 9/15/2018	100,000	111,029
5.65%, 4/15/2020	35,000	39,951
Delmarva Power & Light Co. 3.50%, 11/15/2023	500,000	511,765
Detroit Edison Co.:
2.65%, 6/15/2022	150,000	148,992
3.45%, 10/1/2020	225,000	236,835
Dominion Gas Holdings LLC:
1.05%, 11/1/2016 (b)	350,000	349,448
2.50%, 12/15/2019	150,000	150,550
3.60%, 12/15/2024	475,000	467,294
Dominion Resources, Inc.:
1.90%, 6/15/2018	300,000	299,596
2.50%, 12/1/2019	350,000	351,679
3.63%, 12/1/2024 (b)	150,000	149,357
4.45%, 3/15/2021	500,000	538,687
6.40%, 6/15/2018	250,000	278,534
DTE Electric Co. 3.65%, 3/15/2024	50,000	52,498
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	100,000	100,960
3.90%, 6/15/2021	225,000	241,496
5.25%, 1/15/2018	200,000	216,946
Duke Energy Corp.:
1.63%, 8/15/2017	100,000	100,272
2.10%, 6/15/2018	250,000	252,547
3.05%, 8/15/2022	156,000	154,943
3.55%, 9/15/2021	275,000	285,725
3.75%, 4/15/2024	48,000	49,170
6.25%, 6/15/2018 (b)	100,000	111,413

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Duke Energy Florida, Inc. 5.65%, 6/15/2018	$300,000	$331,021
Duke Energy Ohio, Inc.:
3.80%, 9/1/2023	50,000	52,968
5.45%, 4/1/2019	250,000	278,335
Duke Energy Progress LLC:
2.80%, 5/15/2022 (b)	203,000	204,418
3.25%, 8/15/2025	200,000	203,312
Edison International 3.75%, 9/15/2017	350,000	364,452
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	49,543
Entergy Corp.:
4.00%, 7/15/2022	150,000	152,565
4.70%, 1/15/2017	15,000	15,363
5.13%, 9/15/2020	300,000	321,989
Entergy Mississippi, Inc. 3.10%, 7/1/2023	250,000	246,428
Entergy Texas, Inc. 7.13%, 2/1/2019	350,000	404,390
Eversource Energy 1.45%, 5/1/2018	250,000	247,046
Exelon Corp.:
1.55%, 6/9/2017	140,000	139,658
2.85%, 6/15/2020	150,000	150,802
3.95%, 6/15/2025	350,000	353,021
Exelon Generation Co. LLC:
2.95%, 1/15/2020	250,000	250,726
4.00%, 10/1/2020	150,000	156,425
4.25%, 6/15/2022	100,000	102,208
6.20%, 10/1/2017	100,000	107,791
FirstEnergy Solutions Corp. 6.05%, 8/15/2021 (b)	200,000	215,540
Florida Power & Light Co.:
2.75%, 6/1/2023	175,000	173,679
3.25%, 6/1/2024	300,000	306,919
5.55%, 11/1/2017	106,000	114,745
Florida Power Corp. 3.10%, 8/15/2021	210,000	216,846
FPL Group Capital, Inc. 6.00%, 3/1/2019	385,000	428,912
Georgia Power Co.:
2.85%, 5/15/2022 (b)	200,000	194,564
4.25%, 12/1/2019	110,000	118,888
5.70%, 6/1/2017	100,000	106,770
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	81,195
5.29%, 6/15/2022	250,000	276,596
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	190,691
Interstate Power & Light Co.:
3.25%, 12/1/2024	300,000	302,081
3.40%, 8/15/2025	250,000	253,905
ITC Holdings Corp. 3.65%, 6/15/2024	150,000	148,998
Jersey Central Power & Light Co. 7.35%, 2/1/2019	300,000	342,750
Kansas City Power & Light Co.:
3.65%, 8/15/2025	100,000	101,954
7.15%, 4/1/2019	300,000	351,870
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	311,845
Louisville Gas & Electric Co. 3.30%, 10/1/2025	500,000	508,000
Mississippi Power Co. 2.35%, 10/15/2016	250,000	253,097
National Fuel Gas Co.:
3.75%, 3/1/2023	175,000	161,000
5.20%, 7/15/2025	300,000	295,260
Nevada Power Co.:
6.50%, 8/1/2018	5,000	5,646
7.13%, 3/15/2019	300,000	350,036
NextEra Energy Capital Holdings, Inc.:
1.59%, 6/1/2017	220,000	218,900
2.06%, 9/1/2017	200,000	200,972
2.40%, 9/15/2019	15,000	14,940
Nisource Finance Corp.:
5.45%, 9/15/2020	500,000	561,500
6.13%, 3/1/2022	258,000	300,478
6.40%, 3/15/2018	175,000	194,157
Northern States Power Co. 2.20%, 8/15/2020	100,000	100,890
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	145,390
NV Energy, Inc. 6.25%, 11/15/2020	37,000	42,715
Oglethorpe Power Corp. 6.10%, 3/15/2019	150,000	167,580
Ohio Power Co.:
5.38%, 10/1/2021	400,000	455,840
6.05%, 5/1/2018	250,000	275,800
Oncor Electric Delivery Co. LLC:
2.15%, 6/1/2019	346,000	345,135
2.95%, 4/1/2025 (a)	100,000	95,509
4.10%, 6/1/2022	300,000	314,483
6.80%, 9/1/2018	150,000	169,920
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	300,000	289,272
3.50%, 10/1/2020	250,000	262,550
3.50%, 6/15/2025	250,000	252,811
3.75%, 2/15/2024	300,000	310,415
5.63%, 11/30/2017	200,000	216,120
8.25%, 10/15/2018	170,000	200,855
PacifiCorp:
2.95%, 2/1/2022	300,000	303,507
3.35%, 7/1/2025	100,000	101,959
3.60%, 4/1/2024	100,000	104,136
3.85%, 6/15/2021	11,000	11,795
5.50%, 1/15/2019	32,000	35,660
Peco Energy Co.:
1.20%, 10/15/2016	83,000	83,131
2.38%, 9/15/2022	100,000	97,268
3.15%, 10/15/2025	200,000	200,534
5.35%, 3/1/2018	200,000	217,354
Pennsylvania Electric Co. 6.05%, 9/1/2017 (b)	250,000	268,375
PG&E Corp. 2.40%, 3/1/2019	200,000	199,960
Portland General Electric Co. 6.10%, 4/15/2019	100,000	112,360

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Potomac Electric Power Co. 3.60%, 3/15/2024	$50,000	$51,580
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	59,812
3.40%, 6/1/2023	150,000	149,894
3.50%, 12/1/2022	150,000	151,748
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	97,754
3.00%, 9/15/2021	100,000	102,510
Progress Energy, Inc.:
4.40%, 1/15/2021	775,000	833,808
7.05%, 3/15/2019	256,000	295,929
PSEG Power LLC:
2.45%, 11/15/2018	100,000	100,530
4.30%, 11/15/2023	50,000	51,145
5.13%, 4/15/2020	280,000	307,832
Public Service Co. of Colorado:
2.25%, 9/15/2022	50,000	48,396
2.90%, 5/15/2025	100,000	98,672
5.13%, 6/1/2019	200,000	221,740
5.80%, 8/1/2018	500,000	556,000
Public Service Co. of New Mexico 3.85%, 8/1/2025	200,000	201,460
Public Service Co. of Oklahoma 4.40%, 2/1/2021	20,000	21,568
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	275,000	272,827
2.00%, 8/15/2019	150,000	149,595
2.38%, 5/15/2023	300,000	290,093
3.00%, 5/15/2025	300,000	297,266
3.05%, 11/15/2024	250,000	249,806
Puget Energy, Inc.:
3.65%, 5/15/2025 (a)	250,000	243,448
5.63%, 7/15/2022	50,000	55,759
6.00%, 9/1/2021	200,000	229,430
San Diego Gas & Electric Co. 3.00%, 8/15/2021	300,000	307,740
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	600,000	660,300
Southern California Edison Co.:
1.85%, 2/1/2022	325,000	323,213
2.40%, 2/1/2022	100,000	96,898
3.88%, 6/1/2021	235,000	253,424
5.50%, 8/15/2018	50,000	55,405
Southern Co.:
2.15%, 9/1/2019	100,000	98,056
2.45%, 9/1/2018	90,000	90,705
2.75%, 6/15/2020	225,000	223,267
Southern Power Co.:
1.50%, 6/1/2018	200,000	197,080
2.38%, 6/1/2020	200,000	197,560
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	253,994
Tampa Electric Co. 2.60%, 9/15/2022	150,000	146,904
TECO Finance, Inc. 5.15%, 3/15/2020	300,000	329,258
Tri-State Generation & Transmission Association, Inc. 3.70%, 11/1/2024	100,000	101,509
Tucson Electric Power Co.:
3.05%, 3/15/2025	100,000	96,324
5.15%, 11/15/2021	250,000	280,775
Union Electric Co.:
3.50%, 4/15/2024	175,000	179,955
6.40%, 6/15/2017	250,000	270,225
6.70%, 2/1/2019	50,000	57,560
Virginia Electric & Power Co.:
2.75%, 3/15/2023	25,000	24,684
2.95%, 1/15/2022	20,000	20,210
3.45%, 2/15/2024	375,000	384,631
5.40%, 4/30/2018	175,000	191,646
5.95%, 9/15/2017	75,000	81,641
WEC Energy Group, Inc. 1.65%, 6/15/2018	70,000	70,053
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	280,647
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	300,000	299,753
4.25%, 12/15/2019	150,000	161,790
Wisconsin Energy Corp.:
2.45%, 6/15/2020	128,000	128,972
3.55%, 6/15/2025	100,000	100,960

		39,345,718

ELECTRICAL EQUIPMENT — 0.3%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	218,403
Emerson Electric Co.:
2.63%, 12/1/2021	300,000	301,833
2.63%, 2/15/2023	100,000	98,315
4.88%, 10/15/2019	50,000	55,354
5.00%, 4/15/2019	200,000	220,718
5.25%, 10/15/2018 (b)	60,000	66,130
Jabil Circuit, Inc. 4.70%, 9/15/2022	503,000	495,455
Legrand France SA 8.50%, 2/15/2025	725,000	983,973
Roper Technologies, Inc.:
1.85%, 11/15/2017	80,000	80,055
2.05%, 10/1/2018	250,000	248,911

		2,769,147

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp.:
1.55%, 9/15/2017	250,000	249,297
3.13%, 9/15/2021	300,000	300,788
4.00%, 2/1/2022	150,000	154,080
Arrow Electronics, Inc.:
3.00%, 3/1/2018	100,000	101,139
4.00%, 4/1/2025	100,000	97,390
5.13%, 3/1/2021	150,000	159,448
Avnet, Inc. 4.88%, 12/1/2022	50,000	52,573
Corning, Inc.:
1.45%, 11/15/2017	200,000	199,971
1.50%, 5/8/2018	200,000	199,588
Flextronics International, Ltd.:
4.63%, 2/15/2020	25,000	25,750
4.75%, 6/15/2025 (a)	250,000	241,875
5.00%, 2/15/2023	50,000	50,125

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Ingram Micro, Inc. 4.95%, 12/15/2024	$225,000	$230,580
Keysight Technologies, Inc.:
3.30%, 10/30/2019 (a)	250,000	248,336
4.55%, 10/30/2024 (a)	25,000	24,346
Tech Data Corp. 3.75%, 9/21/2017	100,000	102,688

		2,437,974

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp.:
4.50%, 6/1/2021	100,000	106,286
6.38%, 7/15/2018	375,000	414,204
FMC Technologies, Inc. 3.45%, 10/1/2022	115,000	107,423
Halliburton Co.:
2.00%, 8/1/2018	100,000	100,344
3.25%, 11/15/2021 (b)	275,000	279,036
5.90%, 9/15/2018	225,000	249,232
6.15%, 9/15/2019	125,000	142,202
Nabors Industries, Inc.:
4.63%, 9/15/2021	400,000	362,000
5.10%, 9/15/2023 (b)	75,000	65,749
9.25%, 1/15/2019	669,000	739,245
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	150,000	147,952
2.60%, 12/1/2022 (b)	305,000	282,035
Oceaneering International, Inc. 4.65%, 11/15/2024	100,000	93,551

		3,089,259

ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
3.20%, 3/15/2025 (b)	360,000	349,666
3.55%, 6/1/2022	259,000	264,824
3.80%, 5/15/2018	215,000	225,055
4.75%, 5/15/2023	150,000	163,925
5.00%, 3/1/2020 (b)	200,000	219,938
5.25%, 11/15/2021	150,000	167,712
5.50%, 9/15/2019	730,000	812,980
Waste Management, Inc.:
2.90%, 9/15/2022	32,000	31,681
3.13%, 3/1/2025	150,000	146,697
3.50%, 5/15/2024	150,000	152,288
4.60%, 3/1/2021	210,000	229,380
4.75%, 6/30/2020	200,000	221,002
6.10%, 3/15/2018	300,000	330,917

		3,316,065

FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.:
1.13%, 12/15/2017	50,000	49,955
1.70%, 12/15/2019	150,000	149,298
1.75%, 2/15/2020	400,000	397,560
2.25%, 2/15/2022	150,000	146,968
5.50%, 3/15/2017	500,000	532,600
CVS Health Corp.:
1.20%, 12/5/2016 (b)	550,000	550,340
1.90%, 7/20/2018	250,000	251,559
2.25%, 12/5/2018	339,000	343,868
2.25%, 8/12/2019	200,000	200,897
2.75%, 12/1/2022	127,000	124,882
2.80%, 7/20/2020	720,000	731,294
3.38%, 8/12/2024	525,000	526,754
3.50%, 7/20/2022	500,000	516,280
3.88%, 7/20/2025	600,000	617,636
4.00%, 12/5/2023	300,000	316,901
4.13%, 5/15/2021	250,000	267,372
4.75%, 5/18/2020	300,000	328,476
5.75%, 6/1/2017	317,000	340,195
Kroger Co.:
2.20%, 1/15/2017	200,000	202,043
2.30%, 1/15/2019	150,000	150,851
3.30%, 1/15/2021	200,000	205,046
3.40%, 4/15/2022	157,000	159,873
6.15%, 1/15/2020	300,000	344,576
6.40%, 8/15/2017	250,000	271,572
Sysco Corp.:
2.60%, 10/1/2020	300,000	300,360
5.38%, 3/17/2019	200,000	220,867
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	150,000	149,903
1.95%, 12/15/2018	100,000	101,620
2.55%, 4/11/2023	450,000	443,010
3.25%, 10/25/2020 (b)	200,000	212,227
3.30%, 4/22/2024 (b)	600,000	618,507
3.63%, 7/8/2020	400,000	432,150
4.13%, 2/1/2019	100,000	108,312
4.25%, 4/15/2021	80,000	88,394
5.38%, 4/5/2017	50,000	53,377
5.80%, 2/15/2018	1,550,000	1,715,432
6.75%, 10/15/2023	100,000	125,290
Walgreen Co.:
3.10%, 9/15/2022	346,000	340,457
5.25%, 1/15/2019	63,000	69,218

		12,705,920

FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	150,000	165,141
5.45%, 3/15/2018	240,000	262,033
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	250,000	254,382
Bunge, Ltd. 8.50%, 6/15/2019	150,000	178,568
Campbell Soup Co.:
3.05%, 7/15/2017 (b)	350,000	359,118
3.30%, 3/19/2025 (b)	100,000	98,716
4.25%, 4/15/2021	150,000	163,110
ConAgra Foods, Inc.:
1.90%, 1/25/2018	251,000	249,188
3.20%, 1/25/2023	285,000	273,098
3.25%, 9/15/2022	425,000	411,835
7.00%, 4/15/2019	250,000	284,905
General Mills, Inc.:
1.40%, 10/20/2017	136,000	135,872
2.20%, 10/21/2019 (b)	218,000	218,202
3.15%, 12/15/2021	250,000	253,726
3.65%, 2/15/2024 (b)	146,000	149,510
5.65%, 2/15/2019	96,000	106,951
5.70%, 2/15/2017	250,000	264,300
Hershey Co.:
1.50%, 11/1/2016	250,000	251,487
3.20%, 8/21/2025 (b)	200,000	201,988

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Ingredion, Inc. 1.80%, 9/25/2017	$150,000	$149,355
JM Smucker Co.:
1.75%, 3/15/2018 (a)	32,000	32,022
2.50%, 3/15/2020 (a)	52,000	52,052
3.00%, 3/15/2022 (a)	50,000	49,837
3.50%, 10/15/2021	300,000	308,631
3.50%, 3/15/2025 (a)	200,000	199,040
Kellogg Co.:
1.75%, 5/17/2017	200,000	200,971
1.88%, 11/17/2016	350,000	352,650
3.25%, 5/21/2018	35,000	36,237
4.15%, 11/15/2019	165,000	176,427
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	375,000	379,348
3.50%, 6/6/2022	850,000	864,686
5.38%, 2/10/2020	150,000	166,546
6.13%, 8/23/2018	150,000	166,995
Kraft Heinz Foods Co.:
1.60%, 6/30/2017 (a)	255,000	255,231
2.00%, 7/2/2018 (a)	160,000	160,208
2.80%, 7/2/2020 (a)(b)	100,000	100,760
3.50%, 7/15/2022 (a)	100,000	102,040
McCormick & Co., Inc. 3.50%, 9/1/2023	107,000	111,460
Mondelez International, Inc.:
2.25%, 2/1/2019	450,000	451,039
4.00%, 2/1/2024	60,000	62,053
5.38%, 2/10/2020	710,000	792,967
6.13%, 2/1/2018	300,000	329,502
6.13%, 8/23/2018	100,000	111,539
Tyson Foods, Inc.:
2.65%, 8/15/2019 (b)	200,000	200,891
3.95%, 8/15/2024	267,000	271,690
4.50%, 6/15/2022	250,000	265,668
Unilever Capital Corp.:
0.85%, 8/2/2017	150,000	149,736
2.20%, 3/6/2019	250,000	254,769
4.25%, 2/10/2021 (b)	150,000	165,014
4.80%, 2/15/2019	300,000	331,119

		11,532,613

GAS UTILITIES — 0.2%
AGL Capital Corp. 3.50%, 9/15/2021	315,000	325,283
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	180,855
National Fuel Gas Co. 4.90%, 12/1/2021	350,000	370,117
ONE Gas, Inc. 2.07%, 2/1/2019	200,000	199,960
Southern California Gas Co.:
1.55%, 6/15/2018	100,000	100,350
3.15%, 9/15/2024	248,000	250,644
3.20%, 6/15/2025	150,000	151,711
5.45%, 4/15/2018	150,000	164,775

		1,743,695

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Baxter International, Inc.:
1.85%, 1/15/2017	230,000	231,325
1.85%, 6/15/2018	100,000	99,551
3.20%, 6/15/2023	750,000	754,310
4.50%, 8/15/2019	225,000	242,144
Becton Dickinson and Co.:
1.45%, 5/15/2017	300,000	299,919
1.75%, 11/8/2016	433,000	434,903
1.80%, 12/15/2017	500,000	502,515
2.68%, 12/15/2019	500,000	505,543
3.13%, 11/8/2021	150,000	149,990
3.25%, 11/12/2020	281,000	287,981
3.30%, 3/1/2023	100,000	99,282
3.73%, 12/15/2024	5,000	5,093
3.88%, 5/15/2024	150,000	153,941
Boston Scientific Corp.:
2.65%, 10/1/2018	50,000	50,547
2.85%, 5/15/2020	100,000	99,887
3.38%, 5/15/2022	150,000	148,844
3.85%, 5/15/2025	450,000	440,760
4.13%, 10/1/2023 (b)	175,000	178,675
6.00%, 1/15/2020	250,000	280,754
C.R. Bard, Inc. 1.38%, 1/15/2018	375,000	371,515
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	98,908
3.20%, 6/15/2022	7,000	7,098
4.20%, 6/15/2020	315,000	341,161
6.00%, 10/15/2017	300,000	327,345
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	104,800
Edwards Lifesciences Corp. 2.88%, 10/15/2018	250,000	254,925
Medtronic, Inc.:
1.38%, 4/1/2018	100,000	99,888
1.50%, 3/15/2018	200,000	200,060
2.50%, 3/15/2020	1,275,000	1,289,790
2.75%, 4/1/2023	200,000	195,872
3.13%, 3/15/2022	265,000	268,216
3.15%, 3/15/2022	1,100,000	1,115,689
3.50%, 3/15/2025	700,000	707,871
3.63%, 3/15/2024	200,000	205,948
4.13%, 3/15/2021	350,000	375,381
4.45%, 3/15/2020	185,000	202,360
St. Jude Medical, Inc.:
2.00%, 9/15/2018	200,000	200,180
2.80%, 9/15/2020	250,000	251,100
3.25%, 4/15/2023	115,000	112,287
3.88%, 9/15/2025	325,000	329,611
Stryker Corp.:
1.30%, 4/1/2018	75,000	74,595
3.38%, 5/15/2024	100,000	100,108
Zimmer Biomet Holdings, Inc.:
1.45%, 4/1/2017	100,000	99,783
2.00%, 4/1/2018	205,000	204,896
2.70%, 4/1/2020	850,000	851,955
3.15%, 4/1/2022	300,000	296,419
3.38%, 11/30/2021	225,000	226,190
3.55%, 4/1/2025	450,000	438,991

		14,318,906

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.:
1.50%, 11/15/2017	200,000	199,597
1.75%, 5/15/2017	100,000	100,582

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

2.20%, 3/15/2019	$200,000	$200,027
2.75%, 11/15/2022	254,000	244,252
3.50%, 11/15/2024	100,000	99,148
3.95%, 9/1/2020	155,000	164,627
AmerisourceBergen Corp.:
3.40%, 5/15/2024	150,000	148,777
3.50%, 11/15/2021	30,000	30,972
4.88%, 11/15/2019	250,000	274,700
Anthem, Inc.:
1.88%, 1/15/2018	535,000	534,208
2.25%, 8/15/2019	200,000	198,193
3.13%, 5/15/2022	284,000	279,230
3.30%, 1/15/2023	250,000	246,640
3.50%, 8/15/2024	249,000	245,069
4.35%, 8/15/2020	300,000	321,799
5.88%, 6/15/2017	300,000	320,713
7.00%, 2/15/2019	45,000	51,358
Cardinal Health, Inc.:
1.70%, 3/15/2018	100,000	99,711
1.90%, 6/15/2017	270,000	271,597
1.95%, 6/15/2018	250,000	250,188
2.40%, 11/15/2019	100,000	100,093
3.20%, 3/15/2023 (b)	150,000	148,916
3.50%, 11/15/2024	100,000	99,533
4.63%, 12/15/2020	50,000	54,451
Catholic Health Initiatives 2.95%, 11/1/2022	333,000	325,479
Cigna Corp.:
3.25%, 4/15/2025	300,000	288,993
4.00%, 2/15/2022	50,000	51,898
4.50%, 3/15/2021	150,000	161,328
5.13%, 6/15/2020	200,000	221,048
5.38%, 3/15/2017	250,000	263,349
Coventry Health Care, Inc.:
5.45%, 6/15/2021	290,000	324,027
5.95%, 3/15/2017	200,000	212,540
Dignity Health 2.64%, 11/1/2019	75,000	75,903
Express Scripts Holding Co.:
2.25%, 6/15/2019	600,000	594,170
2.65%, 2/15/2017	350,000	355,699
3.90%, 2/15/2022	200,000	206,142
4.75%, 11/15/2021	250,000	268,134
7.25%, 6/15/2019	60,000	69,273
Howard Hughes Medical Institute 3.50%, 9/1/2023	200,000	209,296
Humana, Inc.:
3.85%, 10/1/2024	450,000	454,683
7.20%, 6/15/2018	235,000	266,213
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	67,000	67,438
2.50%, 11/1/2018	150,000	151,239
2.63%, 2/1/2020	150,000	149,992
3.20%, 2/1/2022	225,000	222,373
3.60%, 2/1/2025	175,000	168,790
3.75%, 8/23/2022	137,000	138,934
4.63%, 11/15/2020	50,000	53,950
Owens & Minor, Inc. 3.88%, 9/15/2021	50,000	51,745
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	100,000	99,470
2.70%, 4/1/2019 (b)	200,000	202,502
3.50%, 3/30/2025	125,000	120,485
4.70%, 4/1/2021 (b)	250,000	271,060
4.75%, 1/30/2020	200,000	216,850
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	66,977
1.40%, 12/15/2017	200,000	199,710
1.45%, 7/17/2017	100,000	100,235
1.63%, 3/15/2019	275,000	272,702
1.88%, 11/15/2016	250,000	252,303
1.90%, 7/16/2018	300,000	302,848
2.30%, 12/15/2019	100,000	101,018
2.70%, 7/15/2020	290,000	296,475
2.75%, 2/15/2023 (b)	200,000	196,580
2.88%, 12/15/2021	200,000	202,259
2.88%, 3/15/2022	450,000	450,386
3.35%, 7/15/2022	100,000	103,528
3.38%, 11/15/2021	250,000	260,132
3.75%, 7/15/2025	250,000	259,549
3.88%, 10/15/2020	250,000	267,460
4.70%, 2/15/2021	200,000	221,785
6.00%, 6/15/2017	50,000	53,909
6.00%, 2/15/2018	290,000	319,430

		14,874,670

HOTELS, RESTAURANTS & LEISURE — 0.7%
Brinker International, Inc. 3.88%, 5/15/2023	100,000	97,831
Carnival Corp.:
1.88%, 12/15/2017	250,000	249,375
3.95%, 10/15/2020	300,000	314,580
Darden Restaurants, Inc. 6.45%, 10/15/2017	150,000	163,215
Hyatt Hotels Corp. 3.38%, 7/15/2023	75,000	73,063
Marriott International, Inc.:
2.88%, 3/1/2021	100,000	100,640
3.00%, 3/1/2019	150,000	153,300
3.13%, 10/15/2021	100,000	101,060
3.38%, 10/15/2020	242,000	250,664
3.75%, 10/1/2025 (b)	50,000	49,760
6.38%, 6/15/2017	150,000	161,280
McDonald’s Corp.:
2.20%, 5/26/2020	250,000	249,713
2.63%, 1/15/2022	164,000	160,864
3.25%, 6/10/2024 (b)	186,000	185,156
3.38%, 5/26/2025 (b)	250,000	249,277
3.50%, 7/15/2020	55,000	58,037
3.63%, 5/20/2021	50,000	52,600
5.00%, 2/1/2019	200,000	220,094
5.30%, 3/15/2017	190,000	201,301
5.35%, 3/1/2018	290,000	316,246
5.80%, 10/15/2017	150,000	163,325
Starbucks Corp.:
0.88%, 12/5/2016 (b)	186,000	186,061
2.00%, 12/5/2018	250,000	253,475
2.70%, 6/15/2022	150,000	151,473
3.85%, 10/1/2023 (b)	250,000	265,314
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	276,900

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Wyndham Worldwide Corp.:
2.50%, 3/1/2018	$100,000	$100,180
3.90%, 3/1/2023	255,000	246,891
4.25%, 3/1/2022	59,000	58,646
5.10%, 10/1/2025	60,000	60,882
5.63%, 3/1/2021 (b)	350,000	379,610
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	30,273
3.88%, 11/1/2023	100,000	99,963
5.30%, 9/15/2019	500,000	545,984
6.25%, 3/15/2018	55,000	60,267

		6,287,300

HOUSEHOLD DURABLES — 0.2%
Harman International Industries, Inc. 4.15%, 5/15/2025	150,000	146,961
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	100,118
Mohawk Industries, Inc. 3.85%, 2/1/2023	150,000	152,250
Newell Rubbermaid, Inc.:
2.88%, 12/1/2019	250,000	251,526
4.00%, 6/15/2022	200,000	205,615
4.00%, 12/1/2024	75,000	75,785
6.25%, 4/15/2018	150,000	164,681
NVR, Inc. 3.95%, 9/15/2022	250,000	255,775
Whirlpool Corp.:
1.35%, 3/1/2017	300,000	299,820
1.65%, 11/1/2017	50,000	50,054
3.70%, 5/1/2025	250,000	246,814
4.85%, 6/15/2021	50,000	54,335

		2,003,734

HOUSEHOLD PRODUCTS — 0.5%
Clorox Co.:
3.05%, 9/15/2022	3,000	2,967
3.50%, 12/15/2024	125,000	124,216
3.80%, 11/15/2021	250,000	263,598
Colgate-Palmolive Co.:
0.90%, 5/1/2018	100,000	99,450
1.50%, 11/1/2018	100,000	100,550
1.75%, 3/15/2019	100,000	100,590
1.95%, 2/1/2023	200,000	191,238
2.30%, 5/3/2022	157,000	155,007
2.95%, 11/1/2020	300,000	314,790
Kimberly-Clark Corp.:
1.85%, 3/1/2020	100,000	99,470
1.90%, 5/22/2019	230,000	230,435
2.15%, 8/15/2020	50,000	50,217
2.65%, 3/1/2025	150,000	145,838
3.05%, 8/15/2025	50,000	50,125
3.63%, 8/1/2020	85,000	90,822
3.88%, 3/1/2021 (b)	174,000	188,564
6.13%, 8/1/2017	350,000	380,845
7.50%, 11/1/2018	195,000	228,824
Procter & Gamble Co.:
0.75%, 11/4/2016	209,000	208,894
1.60%, 11/15/2018 (b)	50,000	50,533
1.90%, 11/1/2019	300,000	302,760
2.30%, 2/6/2022	250,000	248,678
3.10%, 8/15/2023	150,000	153,797
4.70%, 2/15/2019	250,000	275,896
Tupperware Brands Corp. 4.75%, 6/1/2021	150,000	156,720

		4,214,824

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp.:
4.50%, 11/15/2022	225,000	216,270
6.65%, 5/15/2018	300,000	321,357

		537,627

INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.:
1.00%, 6/26/2017	220,000	220,769
1.38%, 8/7/2018	250,000	251,215
1.63%, 6/15/2019	525,000	526,676
2.00%, 8/7/2020 (b)	100,000	100,804
2.00%, 6/26/2022	150,000	145,283
3.00%, 8/7/2025	100,000	100,678
Crane Co. 2.75%, 12/15/2018	100,000	102,190
Eaton Electric Holdings LLC:
3.88%, 12/15/2020	150,000	158,011
6.10%, 7/1/2017	300,000	322,241
GE Capital Trust I 6.38%, 11/15/2067 (b)(c)	600,000	649,500
General Electric Co.:
2.70%, 10/9/2022	750,000	742,409
3.38%, 3/11/2024	200,000	207,675
5.25%, 12/6/2017	1,460,000	1,578,738
Koninklijke Philips NV:
3.75%, 3/15/2022	700,000	707,599
5.75%, 3/11/2018	300,000	324,677
Pentair Finance SA:
1.88%, 9/15/2017	300,000	296,686
2.90%, 9/15/2018	125,000	125,560
3.15%, 9/15/2022	151,000	142,568
5.00%, 5/15/2021	150,000	158,555
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	40,366
3.50%, 2/3/2022	107,000	109,301
6.55%, 10/1/2017	210,000	229,959
Tyco International Finance SA 3.90%, 2/14/2026	200,000	202,380

		7,443,840

INSURANCE — 2.4%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	50,000	48,161
3.15%, 3/15/2025	500,000	486,794
3.35%, 5/15/2024	150,000	149,661
5.70%, 2/15/2017	100,000	106,010
5.90%, 6/15/2019	155,000	175,320
AEGON Funding Co. LLC 5.75%, 12/15/2020	110,000	124,894
Aflac, Inc.:
2.40%, 3/16/2020	150,000	151,293
2.65%, 2/15/2017	250,000	254,585
3.25%, 3/17/2025	100,000	97,921
3.63%, 11/15/2024	306,000	311,111

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Alleghany Corp. 4.95%, 6/27/2022	$100,000	$108,445
Allstate Corp.:
3.15%, 6/15/2023	15,000	15,040
5.75%, 8/15/2053 (c)	350,000	357,000
American International Group, Inc.:
2.30%, 7/16/2019	450,000	451,178
3.38%, 8/15/2020	200,000	207,736
4.13%, 2/15/2024	133,000	139,673
4.88%, 6/1/2022	140,000	154,325
5.85%, 1/16/2018	525,000	573,242
6.40%, 12/15/2020	375,000	442,424
AON Corp. 5.00%, 9/30/2020 (b)	300,000	332,412
Aon PLC 3.50%, 6/14/2024	250,000	245,749
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (b)	125,000	127,117
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	112,773
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	442,000	441,534
1.60%, 5/15/2017	125,000	126,069
2.90%, 10/15/2020	300,000	310,750
3.00%, 5/15/2022	107,000	108,542
4.25%, 1/15/2021 (b)	100,000	109,416
5.40%, 5/15/2018	720,000	791,516
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	174,000	174,921
1.90%, 1/31/2017	400,000	405,561
2.10%, 8/14/2019	200,000	202,412
3.00%, 2/11/2023	300,000	303,759
3.40%, 1/31/2022	157,000	163,258
3.75%, 8/15/2021 (b)	80,000	85,537
Brown & Brown, Inc. 4.20%, 9/15/2024	100,000	99,924
Chubb Corp. 6.38%, 3/29/2067 (b)(c)	195,000	193,050
CNA Financial Corp. 5.88%, 8/15/2020	150,000	170,530
Fidelity National Financial, Inc. 5.50%, 9/1/2022	200,000	214,096
First American Financial Corp. 4.30%, 2/1/2023	100,000	100,260
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	224,000	248,419
5.50%, 3/30/2020	250,000	281,196
6.00%, 1/15/2019	300,000	335,705
6.30%, 3/15/2018	329,000	363,391
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	105,653
Kemper Corp. 4.35%, 2/15/2025	150,000	149,878
Lincoln National Corp.:
4.85%, 6/24/2021	150,000	164,291
8.75%, 7/1/2019	300,000	366,388
Loews Corp. 2.63%, 5/15/2023	250,000	239,356
Manulife Financial Corp. 4.90%, 9/17/2020	36,000	39,696
Markel Corp.:
3.63%, 3/30/2023	150,000	149,171
7.13%, 9/30/2019	150,000	175,761
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	200,000	201,653
2.35%, 3/6/2020	175,000	175,751
2.55%, 10/15/2018	75,000	76,350
3.50%, 3/10/2025	24,000	23,790
4.80%, 7/15/2021	50,000	55,109
MetLife, Inc.:
1.90%, 12/15/2017	350,000	352,342
3.00%, 3/1/2025	100,000	96,955
3.05%, 12/15/2022	235,000	233,494
3.60%, 4/10/2024	533,000	542,408
4.37%, 9/15/2023	258,000	277,275
6.82%, 8/15/2018 (b)	200,000	228,317
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	101,615
Old Republic International Corp. 4.88%, 10/1/2024	100,000	104,903
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	101,449
PartnerRe, Ltd. 5.50%, 6/1/2020	100,000	111,287
Principal Financial Group, Inc.:
3.40%, 5/15/2025	350,000	344,057
4.70%, 5/15/2055 (c)	150,000	147,000
8.88%, 5/15/2019	250,000	304,408
ProAssurance Corp. 5.30%, 11/15/2023	100,000	107,427
Progressive Corp. 3.75%, 8/23/2021	150,000	160,420
Prudential Financial, Inc.:
2.30%, 8/15/2018	149,000	151,197
2.35%, 8/15/2019	200,000	201,136
3.50%, 5/15/2024	684,000	683,473
4.50%, 11/15/2020	100,000	109,427
4.50%, 11/16/2021	50,000	54,972
5.63%, 6/15/2043 (c)	500,000	515,000
5.88%, 9/15/2042 (c)	250,000	263,750
6.00%, 12/1/2017	100,000	109,181
7.38%, 6/15/2019	250,000	294,361
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	285,536
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	50,000	48,708
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	250,000	265,497
Torchmark Corp. 3.80%, 9/15/2022	75,000	75,868
Travelers Cos., Inc.:
3.90%, 11/1/2020 (b)	150,000	161,855
5.80%, 5/15/2018	255,000	281,760
Trinity Acquisition PLC 4.63%, 8/15/2023	150,000	155,144
Unum Group 4.00%, 3/15/2024	150,000	155,335
Voya Financial, Inc.:
2.90%, 2/15/2018	300,000	306,074
5.50%, 7/15/2022	150,000	170,600

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Willis North America, Inc. 6.20%, 3/28/2017 (b)	$250,000	$264,229
WR Berkley Corp.:
4.63%, 3/15/2022	150,000	159,138
7.38%, 9/15/2019	150,000	177,526
XLIT, Ltd.:
2.30%, 12/15/2018	200,000	201,287
4.45%, 3/31/2025	200,000	200,614
5.75%, 10/1/2021	100,000	113,962

		20,944,544

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.:
4.50%, 8/15/2024	125,000	124,722
5.95%, 8/15/2020	224,000	247,576
7.46%, 8/15/2018	100,000	113,438
Priceline Group, Inc. 3.65%, 3/15/2025	425,000	423,045

		908,781

INTERNET SOFTWARE & SERVICES — 0.9%
Alibaba Group Holding, Ltd.:
1.63%, 11/28/2017 (a)	900,000	891,079
2.50%, 11/28/2019 (a)	600,000	592,137
3.13%, 11/28/2021 (a)	200,000	194,294
3.60%, 11/28/2024 (a)	633,000	597,880
Amazon.com, Inc.:
1.20%, 11/29/2017	175,000	174,195
2.50%, 11/29/2022 (b)	300,000	290,070
2.60%, 12/5/2019	200,000	204,252
3.30%, 12/5/2021	400,000	412,877
3.80%, 12/5/2024 (b)	350,000	358,257
Baidu, Inc.:
2.25%, 11/28/2017	200,000	199,969
2.75%, 6/9/2019	150,000	148,563
3.00%, 6/30/2020 (b)	250,000	248,506
3.25%, 8/6/2018	150,000	152,752
3.50%, 11/28/2022	150,000	146,828
4.13%, 6/30/2025	200,000	195,666
eBay, Inc.:
2.20%, 8/1/2019	250,000	246,587
2.60%, 7/15/2022	554,000	509,625
2.88%, 8/1/2021 (b)	250,000	243,414
3.25%, 10/15/2020	150,000	152,161
3.45%, 8/1/2024 (b)	480,000	453,408
Google, Inc.:
3.38%, 2/25/2024	450,000	466,164
3.63%, 5/19/2021	550,000	588,413

		7,467,097

IT SERVICES — 0.5%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	350,000	352,520
3.38%, 9/15/2025	175,000	178,125
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	100,000	104,423
Fiserv, Inc.:
2.70%, 6/1/2020	400,000	402,993
3.50%, 10/1/2022	250,000	251,525
3.85%, 6/1/2025	100,000	101,102
4.63%, 10/1/2020	150,000	161,993
4.75%, 6/15/2021	40,000	43,478
MasterCard, Inc.:
2.00%, 4/1/2019	168,000	169,729
3.38%, 4/1/2024	395,000	404,845
Xerox Corp.:
2.75%, 9/1/2020	150,000	145,116
2.80%, 5/15/2020	300,000	293,286
2.95%, 3/15/2017	340,000	345,067
3.50%, 8/20/2020	200,000	199,765
3.80%, 5/15/2024	20,000	19,229
4.50%, 5/15/2021 (b)	250,000	257,806
5.63%, 12/15/2019	250,000	274,431
6.35%, 5/15/2018 (b)	150,000	164,280
6.75%, 2/1/2017	100,000	106,357

		3,976,070

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	75,000	74,528
Mattel, Inc.:
2.35%, 5/6/2019 (b)	350,000	346,940
3.15%, 3/15/2023	150,000	144,570

		566,038

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	274,129
PerkinElmer, Inc. 5.00%, 11/15/2021	150,000	162,045
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	250,000	249,100
2.40%, 2/1/2019	900,000	905,574
3.15%, 1/15/2023	300,000	294,043
3.30%, 2/15/2022	250,000	251,053
3.60%, 8/15/2021	250,000	256,069
4.15%, 2/1/2024	124,000	128,217
4.50%, 3/1/2021	200,000	215,349

		2,735,579

MACHINERY — 0.8%
Caterpillar, Inc.:
1.50%, 6/26/2017	250,000	251,298
2.60%, 6/26/2022	182,000	176,609
3.40%, 5/15/2024	269,000	268,394
3.90%, 5/27/2021	255,000	271,966
7.90%, 12/15/2018	250,000	295,675
Cummins, Inc. 3.65%, 10/1/2023	150,000	156,069
Danaher Corp.:
1.65%, 9/15/2018	110,000	110,506
3.35%, 9/15/2025 (b)	155,000	157,464
5.40%, 3/1/2019 (b)	250,000	278,407
Deere & Co.:
2.60%, 6/8/2022	273,000	267,885
4.38%, 10/16/2019	125,000	135,580
Dover Corp. 4.30%, 3/1/2021	250,000	272,500
Eaton Corp.:
1.50%, 11/2/2017	350,000	348,950
2.75%, 11/2/2022	400,000	388,908
6.95%, 3/20/2019	150,000	172,611
Flowserve Corp. 3.50%, 9/15/2022	205,000	202,750

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Illinois Tool Works, Inc.:
1.95%, 3/1/2019	$175,000	$175,716
3.38%, 9/15/2021	45,000	46,776
3.50%, 3/1/2024	88,000	90,780
6.25%, 4/1/2019	250,000	286,420
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	203,136
4.25%, 6/15/2023	200,000	207,714
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024	25,000	24,504
Joy Global, Inc. 5.13%, 10/15/2021 (b)	378,000	360,121
Kennametal, Inc. 2.65%, 11/1/2019	400,000	401,440
Parker-Hannifin Corp. 3.30%, 11/21/2024	175,000	178,109
Rockwell Automation, Inc.:
2.05%, 3/1/2020	150,000	150,165
2.88%, 3/1/2025	25,000	24,725
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	163,000	160,865
3.40%, 12/1/2021	450,000	465,255
Timken Co. 3.88%, 9/1/2024	105,000	105,346
Xylem, Inc. 4.88%, 10/1/2021	50,000	53,675

		6,690,319

MEDIA — 3.9%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	267,000	261,126
3.70%, 9/15/2024 (b)	224,000	223,866
4.00%, 10/1/2023	250,000	256,750
4.50%, 2/15/2021	200,000	215,540
6.90%, 3/1/2019	280,000	321,328
8.00%, 10/17/2016	100,000	107,040
CBS Corp.:
1.95%, 7/1/2017	100,000	100,434
3.38%, 3/1/2022	350,000	345,345
3.50%, 1/15/2025	260,000	247,844
4.30%, 2/15/2021	100,000	106,249
5.75%, 4/15/2020	450,000	506,702
CC Holdings GS V LLC:
2.38%, 12/15/2017	150,000	151,236
3.85%, 4/15/2023	124,000	123,108
CCO Safari II LLC:
3.58%, 7/23/2020 (a)	508,000	506,939
4.46%, 7/23/2022 (a)	600,000	599,200
4.91%, 7/23/2025 (a)	800,000	795,512
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	600,000	831,960
Comcast Cable Communications LLC 8.88%, 5/1/2017	600,000	671,020
Comcast Corp.:
2.85%, 1/15/2023	200,000	197,914
3.13%, 7/15/2022	213,000	216,191
3.60%, 3/1/2024	400,000	412,610
5.15%, 3/1/2020	250,000	281,145
5.70%, 5/15/2018 (b)	315,000	348,708
5.70%, 7/1/2019	200,000	226,787
5.88%, 2/15/2018	650,000	716,484
6.50%, 1/15/2017	250,000	266,901
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (b)	350,000	348,663
2.40%, 3/15/2017	352,000	356,305
Series WI 3.80%, 3/15/2022	525,000	526,185
3.95%, 1/15/2025	500,000	489,687
4.45%, 4/1/2024	150,000	153,755
4.60%, 2/15/2021	955,000	1,018,834
5.00%, 3/1/2021	180,000	195,284
5.20%, 3/15/2020	250,000	273,039
5.88%, 10/1/2019	250,000	278,641
Discovery Communications LLC:
3.25%, 4/1/2023	57,000	54,406
3.30%, 5/15/2022	375,000	369,337
3.45%, 3/15/2025	50,000	46,405
4.38%, 6/15/2021	250,000	260,874
5.05%, 6/1/2020	390,000	423,217
5.63%, 8/15/2019	100,000	110,002
Grupo Televisa SAB:
6.00%, 5/15/2018 (b)	300,000	327,570
6.63%, 3/18/2025	200,000	237,377
Historic TW, Inc. 9.15%, 2/1/2023	300,000	397,470
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	150,000	150,473
3.75%, 2/15/2023	300,000	296,040
4.00%, 3/15/2022	100,000	101,660
4.20%, 4/15/2024	400,000	402,600
McGraw-Hill Financial, Inc.:
2.50%, 8/15/2018 (a)	75,000	75,578
3.30%, 8/14/2020 (a)	150,000	152,489
4.00%, 6/15/2025 (a)	250,000	243,887
NBCUniversal Media LLC:
2.88%, 1/15/2023	200,000	198,239
4.38%, 4/1/2021	700,000	764,201
5.15%, 4/30/2020	360,000	405,595
Omnicom Group, Inc.:
3.63%, 5/1/2022	500,000	506,279
3.65%, 11/1/2024	300,000	293,626
4.45%, 8/15/2020 (b)	300,000	318,512
RELX Capital, Inc.:
3.13%, 10/15/2022	100,000	98,536
8.63%, 1/15/2019	150,000	178,952
Scripps Networks Interactive, Inc.:
2.70%, 12/15/2016	27,000	27,403
2.80%, 6/15/2020	150,000	147,872
3.90%, 11/15/2024	650,000	632,437
3.95%, 6/15/2025	100,000	96,777
Thomson Reuters Corp.:
1.30%, 2/23/2017	150,000	149,491
1.65%, 9/29/2017	300,000	299,726
3.85%, 9/29/2024	150,000	149,886
3.95%, 9/30/2021	200,000	210,770
4.30%, 11/23/2023	200,000	207,317
6.50%, 7/15/2018	405,000	453,936
Time Warner Cable, Inc.:
4.00%, 9/1/2021	250,000	252,838
4.13%, 2/15/2021	200,000	205,100
5.00%, 2/1/2020	200,000	214,234
5.85%, 5/1/2017	461,000	488,170

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.75%, 7/1/2018	$800,000	$888,176
8.25%, 4/1/2019	500,000	585,225
8.75%, 2/14/2019	200,000	236,048
Time Warner Cos., Inc. 7.25%, 10/15/2017	100,000	110,975
Time Warner Entertainment Co. LP 8.38%, 3/15/2023	713,000	880,626
Time Warner, Inc.:
2.10%, 6/1/2019	524,000	522,600
3.40%, 6/15/2022	63,000	63,148
3.55%, 6/1/2024	225,000	222,705
4.00%, 1/15/2022	250,000	259,725
4.70%, 1/15/2021	300,000	326,660
4.75%, 3/29/2021	400,000	435,727
4.88%, 3/15/2020	300,000	330,183
Viacom, Inc.:
2.20%, 4/1/2019	158,000	154,985
2.50%, 12/15/2016	100,000	101,313
2.50%, 9/1/2018	100,000	99,940
2.75%, 12/15/2019	200,000	197,832
3.13%, 6/15/2022	250,000	234,325
3.25%, 3/15/2023 (b)	100,000	92,120
3.50%, 4/1/2017	100,000	102,062
3.88%, 12/15/2021	350,000	343,341
3.88%, 4/1/2024	245,000	229,170
4.25%, 9/1/2023	325,000	316,290
4.50%, 3/1/2021	350,000	359,710
6.13%, 10/5/2017	300,000	322,445
Walt Disney Co.:
0.88%, 5/30/2017	200,000	199,599
1.10%, 12/1/2017	219,000	218,548
1.13%, 2/15/2017	300,000	301,054
1.50%, 9/17/2018 (b)	180,000	180,776
1.85%, 5/30/2019	300,000	301,314
2.15%, 9/17/2020	250,000	251,222
2.35%, 12/1/2022 (b)	563,000	552,753
2.55%, 2/15/2022	150,000	149,925
2.75%, 8/16/2021 (b)	150,000	153,473
3.15%, 9/17/2025	250,000	254,069
3.75%, 6/1/2021	200,000	214,486
5.50%, 3/15/2019	300,000	337,821
WPP Finance 2010:
3.63%, 9/7/2022	153,000	155,013
4.75%, 11/21/2021	525,000	570,747

		33,883,745

METALS & MINING — 1.9%
Barrick Gold Corp.:
3.85%, 4/1/2022	469,000	426,944
4.10%, 5/1/2023 (b)	414,000	367,545
6.95%, 4/1/2019	420,000	473,603
Barrick North America Finance LLC 4.40%, 5/30/2021	375,000	365,335
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020	125,000	132,277
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	600,000	601,472
1.88%, 11/21/2016	300,000	302,975
2.05%, 9/30/2018	250,000	250,935
2.88%, 2/24/2022	200,000	195,582
3.25%, 11/21/2021	290,000	291,990
3.85%, 9/30/2023 (b)	400,000	401,366
5.40%, 3/29/2017	300,000	317,241
6.50%, 4/1/2019	400,000	456,536
Carpenter Technology Corp. 4.45%, 3/1/2023	40,000	39,231
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	250,000	217,500
3.10%, 3/15/2020 (b)	250,000	207,500
3.55%, 3/1/2022 (b)	815,000	609,213
3.88%, 3/15/2023	700,000	519,750
4.00%, 11/14/2021	50,000	38,500
Goldcorp, Inc.:
2.13%, 3/15/2018	150,000	147,890
3.63%, 6/9/2021	1,000,000	960,065
Kinross Gold Corp. 5.95%, 3/15/2024	408,000	330,480
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	518,000	460,768
5.13%, 10/1/2019	100,000	105,918
Nucor Corp.:
4.00%, 8/1/2023	300,000	305,702
4.13%, 9/15/2022	143,000	147,785
5.75%, 12/1/2017	250,000	268,687
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	100,000	97,440
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017	400,000	397,622
2.00%, 3/22/2017	150,000	150,418
2.25%, 12/14/2018 (b)	200,000	198,949
2.88%, 8/21/2022 (b)	161,000	153,835
3.50%, 3/22/2022	219,000	217,618
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	200,000	207,786
3.75%, 9/20/2021	250,000	255,017
4.13%, 5/20/2021	300,000	314,579
6.50%, 7/15/2018	975,000	1,082,981
9.00%, 5/1/2019	725,000	884,816
Southern Copper Corp.:
3.50%, 11/8/2022 (b)	89,000	82,570
3.88%, 4/23/2025 (b)	120,000	110,178
5.38%, 4/16/2020	125,000	133,900
Teck Resources, Ltd.:
2.50%, 2/1/2018	625,000	478,125
3.00%, 3/1/2019 (b)	139,000	97,300
3.75%, 2/1/2023 (b)	250,000	151,250
4.50%, 1/15/2021	600,000	387,000
4.75%, 1/15/2022	9,000	5,895
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	500,000	446,132
5.63%, 9/15/2019 (b)	1,260,000	1,268,789

		16,064,990

MULTI-UTILITIES — 0.6%
American Water Capital Corp. 3.85%, 3/1/2024	150,000	157,399
American Water Capital Corp. (Class C) 3.40%, 3/1/2025	325,000	329,871
Berkshire Hathaway Energy 5.75%, 4/1/2018	290,000	317,873
Black Hills Corp. 4.25%, 11/30/2023	100,000	105,074

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

DTE Energy Co.:
2.40%, 12/1/2019	$100,000	$99,975
3.30%, 6/15/2022 (a)	350,000	357,110
Entergy Arkansas, Inc.:
3.70%, 6/1/2024	300,000	309,645
3.75%, 2/15/2021	200,000	210,700
Eversource Energy:
3.15%, 1/15/2025	200,000	195,414
4.50%, 11/15/2019	320,000	344,576
MidAmerican Energy Co.:
2.40%, 3/15/2019	150,000	152,558
3.50%, 10/15/2024 (b)	100,000	103,761
3.70%, 9/15/2023	350,000	367,733
SCANA Corp.:
4.13%, 2/1/2022	200,000	200,479
4.75%, 5/15/2021	150,000	157,941
Sempra Energy:
2.40%, 3/15/2020 (b)	100,000	99,472
2.88%, 10/1/2022	57,000	55,462
3.55%, 6/15/2024	25,000	25,072
4.05%, 12/1/2023	45,000	46,825
6.15%, 6/15/2018	300,000	332,444
9.80%, 2/15/2019	375,000	463,590
Xcel Energy, Inc. 4.70%, 5/15/2020	500,000	542,700

		4,975,674

MULTILINE RETAIL — 0.5%
Kohl’s Corp.:
4.00%, 11/1/2021 (b)	200,000	206,040
4.25%, 7/17/2025	250,000	250,774
4.75%, 12/15/2023	200,000	211,388
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	285,000	268,004
3.63%, 6/1/2024	50,000	48,068
3.88%, 1/15/2022	243,000	247,124
4.38%, 9/1/2023	90,000	92,750
5.90%, 12/1/2016	77,000	81,006
6.65%, 7/15/2024	50,000	59,083
7.45%, 7/15/2017 (b)	50,000	54,952
Nordstrom, Inc.:
4.00%, 10/15/2021	150,000	159,765
4.75%, 5/1/2020	200,000	221,560
6.25%, 1/15/2018	300,000	328,470
Target Corp.:
2.30%, 6/26/2019 (b)	200,000	204,208
2.90%, 1/15/2022	528,000	537,737
3.50%, 7/1/2024	508,000	529,789
5.38%, 5/1/2017	250,000	267,355
6.00%, 1/15/2018	560,000	620,216

		4,388,289

OIL, GAS & CONSUMABLE FUELS — 9.9%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024 (b)	200,000	192,482
6.38%, 9/15/2017	500,000	537,276
6.95%, 6/15/2019	155,000	174,999
8.70%, 3/15/2019	150,000	176,913
ANR Pipeline Co. 9.63%, 11/1/2021	250,000	330,402
Apache Corp.:
2.63%, 1/15/2023	125,000	115,269
3.25%, 4/15/2022	345,000	335,855
3.63%, 2/1/2021 (b)	300,000	308,410
6.90%, 9/15/2018	150,000	170,199
Baker Hughes, Inc.:
3.20%, 8/15/2021	25,000	25,288
7.50%, 11/15/2018	485,000	562,598
Boardwalk Pipelines LP:
4.95%, 12/15/2024	300,000	275,744
5.75%, 9/15/2019	150,000	153,041
BP Capital Markets PLC:
1.38%, 11/6/2017	200,000	199,293
1.38%, 5/10/2018	200,000	198,393
1.67%, 2/13/2018	150,000	150,183
1.85%, 5/5/2017	275,000	277,071
2.24%, 5/10/2019	200,000	201,461
2.24%, 9/26/2018	250,000	252,893
2.25%, 11/1/2016	450,000	455,318
2.32%, 2/13/2020	300,000	300,482
2.50%, 11/6/2022	222,000	211,382
2.52%, 1/15/2020 (b)	205,000	207,627
2.75%, 5/10/2023	350,000	335,308
3.06%, 3/17/2022	350,000	349,713
3.25%, 5/6/2022	528,000	530,641
3.51%, 3/17/2025 (b)	700,000	691,434
3.54%, 11/4/2024 (b)	325,000	322,369
3.56%, 11/1/2021	630,000	655,710
3.81%, 2/10/2024	200,000	202,914
3.99%, 9/26/2023	100,000	103,556
4.74%, 3/11/2021	255,000	282,206
4.75%, 3/10/2019	175,000	191,074
British Transco Finance, Inc. 6.63%, 6/1/2018	750,000	848,593
Buckeye Partners LP:
2.65%, 11/15/2018	150,000	143,806
4.88%, 2/1/2021	465,000	466,017
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	316,000	309,920
3.45%, 11/15/2021 (b)	250,000	240,278
3.80%, 4/15/2024	81,000	74,416
3.90%, 2/1/2025 (b)	215,000	196,316
5.70%, 5/15/2017	205,000	216,041
5.90%, 2/1/2018	250,000	267,840
Cenovus Energy, Inc.:
3.00%, 8/15/2022	278,000	251,882
5.70%, 10/15/2019	200,000	217,804
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	165,000	178,695
6.00%, 5/15/2018	50,000	55,598
Chevron Corp.:
1.10%, 12/5/2017	250,000	248,701
1.37%, 3/2/2018	500,000	498,744
1.72%, 6/24/2018	925,000	929,709
1.96%, 3/3/2020	640,000	635,566
2.19%, 11/15/2019	500,000	503,224
2.36%, 12/5/2022	450,000	431,089
2.43%, 6/24/2020	200,000	202,207
3.19%, 6/24/2023	850,000	857,387
4.95%, 3/3/2019 (b)	405,000	446,077
Cimarex Energy Co. 5.88%, 5/1/2022	330,000	345,675

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020 (a)	$150,000	$149,829
4.50%, 6/1/2025 (a)	375,000	360,459
ConocoPhillips:
1.50%, 5/15/2018	250,000	248,907
2.20%, 5/15/2020	150,000	149,176
2.40%, 12/15/2022	386,000	362,449
2.88%, 11/15/2021	200,000	198,875
3.35%, 11/15/2024	400,000	391,051
5.20%, 5/15/2018	200,000	217,762
5.75%, 2/1/2019	760,000	852,069
6.00%, 1/15/2020	450,000	517,100
6.65%, 7/15/2018	125,000	141,337
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	261,661
Continental Resources, Inc.:
3.80%, 6/1/2024	51,000	41,596
4.50%, 4/15/2023	500,000	430,358
5.00%, 9/15/2022	1,050,000	913,500
Devon Energy Corp.:
2.25%, 12/15/2018	500,000	498,136
3.25%, 5/15/2022 (b)	109,000	104,220
4.00%, 7/15/2021 (b)	50,000	51,310
6.30%, 1/15/2019	300,000	334,499
Diamond Offshore Drilling, Inc.:
3.45%, 11/1/2023	75,000	67,114
5.88%, 5/1/2019	145,000	155,150
El Paso Natural Gas Co. LLC:
5.95%, 4/15/2017	150,000	157,887
8.63%, 1/15/2022	250,000	295,950
Enable Midstream Partners LP:
2.40%, 5/15/2019 (a)	5,000	4,712
3.90%, 5/15/2024 (a)	225,000	195,468
Enbridge Energy Partners LP:
4.20%, 9/15/2021	75,000	74,508
5.20%, 3/15/2020	475,000	501,498
9.88%, 3/1/2019	250,000	298,877
Enbridge, Inc.:
3.50%, 6/10/2024	200,000	177,660
4.00%, 10/1/2023	200,000	189,640
5.60%, 4/1/2017	250,000	261,541
Encana Corp. 3.90%, 11/15/2021 (b)	150,000	138,943
EnCana Corp. 6.50%, 5/15/2019	410,000	443,851
Energy Transfer Partners LP:
2.50%, 6/15/2018	270,000	267,059
3.60%, 2/1/2023	500,000	450,007
4.05%, 3/15/2025	200,000	175,326
4.15%, 10/1/2020	200,000	202,403
4.65%, 6/1/2021	200,000	200,228
4.75%, 1/15/2026	500,000	458,224
5.20%, 2/1/2022	250,000	250,248
6.70%, 7/1/2018	400,000	435,217
EnLink Midstream Partners LP:
2.70%, 4/1/2019	260,000	253,406
4.15%, 6/1/2025	410,000	375,823
Ensco PLC:
4.50%, 10/1/2024	200,000	147,394
4.70%, 3/15/2021	425,000	352,750
5.20%, 3/15/2025	100,000	76,193
Enterprise Products Operating LLC:
1.65%, 5/7/2018	100,000	98,939
2.55%, 10/15/2019	450,000	447,843
3.35%, 3/15/2023	250,000	238,986
3.70%, 2/15/2026 (b)	100,000	93,739
3.75%, 2/15/2025	400,000	380,485
3.90%, 2/15/2024	100,000	97,483
4.05%, 2/15/2022	150,000	152,439
5.20%, 9/1/2020 (b)	350,000	385,353
5.25%, 1/31/2020	100,000	109,598
6.30%, 9/15/2017	310,000	336,080
6.50%, 1/31/2019	600,000	675,684
7.03%, 1/15/2068 (c)	300,000	318,000
EOG Resources, Inc.:
2.45%, 4/1/2020	250,000	251,298
2.63%, 3/15/2023 (b)	249,000	241,016
3.15%, 4/1/2025	100,000	98,144
4.40%, 6/1/2020 (b)	250,000	271,070
5.63%, 6/1/2019	200,000	224,554
5.88%, 9/15/2017	18,000	19,477
EQT Corp.:
4.88%, 11/15/2021	615,000	637,990
8.13%, 6/1/2019	150,000	176,176
EQT Midstream Partners LP 4.00%, 8/1/2024	230,000	209,001
Exxon Mobil Corp.:
0.92%, 3/15/2017	150,000	150,052
1.31%, 3/6/2018	350,000	349,866
1.82%, 3/15/2019	470,000	472,968
1.91%, 3/6/2020	250,000	249,325
2.40%, 3/6/2022	350,000	348,425
2.71%, 3/6/2025	250,000	244,462
3.18%, 3/15/2024	400,000	410,075
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/2020	449,000	401,855
6.88%, 2/15/2023	650,000	562,250
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	50,000	51,285
Hess Corp.:
1.30%, 6/15/2017	300,000	295,766
8.13%, 2/15/2019	350,000	405,569
Husky Energy, Inc.:
3.95%, 4/15/2022	150,000	145,286
7.25%, 12/15/2019	250,000	284,505
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	116,292
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019	150,000	146,823
3.45%, 2/15/2023	225,000	200,367
3.50%, 3/1/2021	200,000	190,236
3.50%, 9/1/2023	175,000	154,217
3.95%, 9/1/2022	550,000	514,722
4.15%, 3/1/2022	150,000	142,990
4.25%, 9/1/2024	500,000	449,518
4.30%, 5/1/2024	200,000	182,335
5.00%, 10/1/2021	200,000	203,247
5.30%, 9/15/2020	850,000	896,249
5.95%, 2/15/2018	221,000	235,180
6.00%, 2/1/2017	305,000	319,120

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.50%, 4/1/2020	$200,000	$220,182
9.00%, 2/1/2019	100,000	116,894
Kinder Morgan, Inc.:
2.00%, 12/1/2017	195,000	191,551
3.05%, 12/1/2019	300,000	294,504
4.30%, 6/1/2025	25,000	22,580
7.25%, 6/1/2018	100,000	109,807
Magellan Midstream Partners LP:
3.20%, 3/15/2025	330,000	301,070
4.25%, 2/1/2021	100,000	103,982
6.55%, 7/15/2019	150,000	169,642
Marathon Oil Corp.:
2.70%, 6/1/2020	200,000	188,815
2.80%, 11/1/2022 (b)	250,000	222,632
3.85%, 6/1/2025	200,000	176,742
5.90%, 3/15/2018	125,000	133,148
6.00%, 10/1/2017	300,000	318,566
Marathon Petroleum Corp.:
3.63%, 9/15/2024 (b)	400,000	385,579
5.13%, 3/1/2021	400,000	437,467
MPLX LP 4.00%, 2/15/2025	75,000	68,334
Murphy Oil Corp.:
2.50%, 12/1/2017	200,000	195,462
3.70%, 12/1/2022	309,000	253,649
Noble Energy, Inc.:
3.90%, 11/15/2024	50,000	46,494
4.15%, 12/15/2021	400,000	400,502
5.63%, 5/1/2021	200,000	201,000
5.88%, 6/1/2022 (b)	200,000	200,260
5.88%, 6/1/2024	200,000	200,000
8.25%, 3/1/2019	250,000	290,756
Noble Holding International, Ltd.:
3.95%, 3/15/2022	250,000	189,076
4.63%, 3/1/2021 (b)	50,000	38,000
4.90%, 8/1/2020 (b)	200,000	168,000
5.95%, 4/1/2025 (b)	400,000	312,628
Occidental Petroleum Corp.:
1.50%, 2/15/2018	50,000	49,744
1.75%, 2/15/2017 (b)	550,000	553,003
2.70%, 2/15/2023	250,000	241,683
3.13%, 2/15/2022	209,000	210,102
3.50%, 6/15/2025	150,000	149,872
4.10%, 2/1/2021 (b)	515,000	552,176
ONEOK Partners LP:
3.20%, 9/15/2018	425,000	423,560
3.38%, 10/1/2022	450,000	395,297
3.80%, 3/15/2020 (b)	50,000	49,744
4.90%, 3/15/2025 (b)	50,000	46,277
6.15%, 10/1/2016 (b)	150,000	156,062
8.63%, 3/1/2019	150,000	172,067
Panhandle Eastern Pipeline Co. LP:
6.20%, 11/1/2017	150,000	161,522
7.00%, 6/15/2018	300,000	335,166
Petro-Canada 6.05%, 5/15/2018	265,000	291,057
Phillips 66:
2.95%, 5/1/2017	450,000	460,192
4.30%, 4/1/2022 (b)	800,000	840,242
Phillips 66 Partners LP:
2.65%, 2/15/2020	75,000	72,940
3.61%, 2/15/2025	75,000	67,715
Pioneer Natural Resources Co.:
3.95%, 7/15/2022	256,000	251,350
6.65%, 3/15/2017	300,000	316,812
7.50%, 1/15/2020	300,000	342,557
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/2019	225,000	220,801
2.85%, 1/31/2023	100,000	91,495
3.60%, 11/1/2024 (b)	300,000	278,132
3.65%, 6/1/2022	509,000	496,895
3.85%, 10/15/2023	174,000	168,033
5.00%, 2/1/2021	50,000	53,403
5.75%, 1/15/2020	250,000	274,548
8.75%, 5/1/2019	425,000	504,622
Pride International, Inc.:
6.88%, 8/15/2020 (b)	200,000	190,000
8.50%, 6/15/2019	250,000	250,000
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.00%, 10/1/2022	300,000	292,059
5.88%, 3/1/2022	600,000	614,473
Rowan Cos., Inc.:
4.88%, 6/1/2022 (b)	300,000	225,969
7.88%, 8/1/2019 (b)	150,000	148,500
Sasol Financing International PLC 4.50%, 11/14/2022	115,000	112,873
Schlumberger Investment SA 3.65%, 12/1/2023	200,000	205,825
SESI LLC:
6.38%, 5/1/2019	100,000	99,750
7.13%, 12/15/2021	354,000	353,115
Shell International Finance BV:
0.90%, 11/15/2016	143,000	143,085
1.13%, 8/21/2017	400,000	399,242
1.90%, 8/10/2018 (b)	550,000	555,652
2.00%, 11/15/2018	350,000	353,380
2.13%, 5/11/2020	400,000	399,807
2.25%, 1/6/2023	150,000	142,892
2.38%, 8/21/2022	410,000	395,891
3.25%, 5/11/2025	600,000	593,628
3.40%, 8/12/2023	450,000	458,083
4.30%, 9/22/2019	550,000	598,855
4.38%, 3/25/2020	300,000	328,170
5.20%, 3/22/2017	300,000	317,734
Southern Natural Gas Co. 4.40%, 6/15/2021	350,000	356,183
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (a)	250,000	261,319
Southwestern Energy Co.:
3.30%, 1/23/2018	25,000	24,416
4.05%, 1/23/2020	350,000	342,185
4.10%, 3/15/2022 (b)	550,000	487,684
4.95%, 1/23/2025 (b)	450,000	402,963
Spectra Energy Capital LLC:
3.30%, 3/15/2023	124,000	107,772
6.20%, 4/15/2018	100,000	108,478
8.00%, 10/1/2019	350,000	408,659
Spectra Energy Partners LP:
2.95%, 9/25/2018	150,000	151,162
3.50%, 3/15/2025	300,000	279,072

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.75%, 3/15/2024	$300,000	$308,005
Suncor Energy, Inc. 6.10%, 6/1/2018	800,000	880,985
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/2023	310,000	279,062
4.25%, 4/1/2024	50,000	45,232
Talisman Energy, Inc.:
3.75%, 2/1/2021	200,000	189,527
7.75%, 6/1/2019	150,000	166,961
TC PipeLines LP 4.38%, 3/13/2025	350,000	336,035
Total Capital Canada, Ltd. 1.45%, 1/15/2018	400,000	400,528
Total Capital International SA:
1.00%, 1/10/2017	200,000	199,629
1.50%, 2/17/2017	300,000	301,772
1.55%, 6/28/2017	300,000	301,975
2.10%, 6/19/2019 (b)	750,000	756,808
2.13%, 1/10/2019 (b)	40,000	40,544
2.70%, 1/25/2023	200,000	194,026
2.75%, 6/19/2021	150,000	152,016
2.88%, 2/17/2022	350,000	348,678
3.70%, 1/15/2024	150,000	154,204
3.75%, 4/10/2024 (b)	300,000	308,607
Total Capital SA:
2.13%, 8/10/2018	200,000	202,972
4.13%, 1/28/2021 (b)	255,000	277,580
4.25%, 12/15/2021 (b)	100,000	109,542
4.45%, 6/24/2020	400,000	441,239
TransCanada PipeLines, Ltd.:
1.88%, 1/12/2018	150,000	150,346
2.50%, 8/1/2022	256,000	239,258
3.75%, 10/16/2023	200,000	194,707
3.80%, 10/1/2020	195,000	205,663
6.50%, 8/15/2018	550,000	616,752
7.13%, 1/15/2019	150,000	172,916
Valero Energy Corp.:
3.65%, 3/15/2025	300,000	288,134
6.13%, 6/15/2017	325,000	347,944
6.13%, 2/1/2020	170,000	191,976
9.38%, 3/15/2019	225,000	274,430
Weatherford International LLC 6.35%, 6/15/2017	300,000	300,000
Weatherford International, Ltd.:
4.50%, 4/15/2022 (b)	313,000	251,965
5.13%, 9/15/2020 (b)	400,000	348,000
6.00%, 3/15/2018	84,000	83,160
9.63%, 3/1/2019	600,000	636,000
Western Gas Partners LP:
2.60%, 8/15/2018	250,000	247,461
3.95%, 6/1/2025	25,000	22,844
4.00%, 7/1/2022	235,000	227,016
5.38%, 6/1/2021	409,000	433,572
Williams Cos., Inc.:
3.70%, 1/15/2023	550,000	426,250
4.55%, 6/24/2024 (b)	474,000	376,830
7.88%, 9/1/2021	250,000	250,000
Williams Partners LP:
3.35%, 8/15/2022	17,000	15,329
3.60%, 3/15/2022	250,000	229,510
3.90%, 1/15/2025	275,000	235,545
4.00%, 11/15/2021	150,000	144,650
4.00%, 9/15/2025	280,000	238,849
4.13%, 11/15/2020	150,000	152,646
4.30%, 3/4/2024	495,000	450,360
4.50%, 11/15/2023	450,000	420,532
4.88%, 3/15/2024	308,000	274,120
5.25%, 3/15/2020	550,000	586,439
6.13%, 7/15/2022	282,000	282,000
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	50,000	53,061
XTO Energy, Inc.:
5.50%, 6/15/2018	350,000	386,769
6.50%, 12/15/2018	250,000	287,098

		85,192,126

PAPER & FOREST PRODUCTS — 0.3%
Celulosa Arauco y Constitucion SA:
4.50%, 8/1/2024 (b)	350,000	343,000
4.75%, 1/11/2022	5,000	5,069
International Paper Co.:
3.65%, 6/15/2024	51,000	50,398
4.75%, 2/15/2022	125,000	134,185
7.50%, 8/15/2021	900,000	1,090,831
7.95%, 6/15/2018	250,000	286,329
Plum Creek Timberlands LP 4.70%, 3/15/2021	300,000	320,303

		2,230,115

PHARMACEUTICALS — 4.2%
Abbott Laboratories:
2.00%, 3/15/2020	100,000	99,173
2.55%, 3/15/2022	50,000	49,394
2.95%, 3/15/2025	150,000	146,599
4.13%, 5/27/2020	400,000	429,740
AbbVie, Inc.:
1.75%, 11/6/2017	1,275,000	1,278,484
1.80%, 5/14/2018	1,110,000	1,106,578
2.00%, 11/6/2018	300,000	299,362
2.50%, 5/14/2020	1,000,000	994,545
2.90%, 11/6/2022	743,000	725,236
3.20%, 11/6/2022	415,000	413,011
3.60%, 5/14/2025	250,000	247,185
Actavis Funding SCS:
1.30%, 6/15/2017 (b)	250,000	247,631
1.85%, 3/1/2017	1,000,000	1,001,713
2.35%, 3/12/2018	742,000	744,617
2.45%, 6/15/2019	200,000	198,413
3.00%, 3/12/2020	940,000	941,691
3.45%, 3/15/2022	900,000	887,888
3.80%, 3/15/2025	790,000	764,933
3.85%, 6/15/2024	250,000	244,375
Actavis, Inc. 3.25%, 10/1/2022	400,000	388,746
Allergan, Inc. 2.80%, 3/15/2023	355,000	329,723
AstraZeneca PLC:
1.95%, 9/18/2019	400,000	400,062
5.90%, 9/15/2017	750,000	816,143
Baxalta, Inc.:
2.00%, 6/22/2018 (a)	85,000	84,683

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

2.88%, 6/23/2020 (a)	$500,000	$498,873
3.60%, 6/23/2022 (a)	200,000	201,092
4.00%, 6/23/2025 (a)	200,000	200,623
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	200,000	200,159
2.00%, 8/1/2022	286,000	274,271
3.25%, 11/1/2023	175,000	179,891
7.15%, 6/15/2023 (b)	186,000	238,594
Eli Lilly & Co.:
1.25%, 3/1/2018	140,000	139,764
1.95%, 3/15/2019 (b)	49,000	49,350
5.20%, 3/15/2017	200,000	212,207
Express Scripts Holding Co.:
1.25%, 6/2/2017	650,000	646,830
3.50%, 6/15/2024	170,000	166,737
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	150,000	150,958
2.85%, 5/8/2022	1,030,000	1,032,447
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	250,000	246,511
5.65%, 5/15/2018	784,000	867,961
Johnson & Johnson:
0.70%, 11/28/2016	200,000	200,123
1.13%, 11/21/2017	74,000	74,216
2.45%, 12/5/2021	500,000	505,850
2.95%, 9/1/2020	250,000	263,518
3.38%, 12/5/2023	200,000	211,952
5.15%, 7/15/2018	258,000	285,557
5.55%, 8/15/2017	400,000	434,554
McKesson Corp.:
1.29%, 3/10/2017	116,000	115,745
1.40%, 3/15/2018	400,000	395,974
2.28%, 3/15/2019	24,000	24,022
2.70%, 12/15/2022	100,000	96,115
2.85%, 3/15/2023	100,000	96,660
3.80%, 3/15/2024	516,000	526,450
4.75%, 3/1/2021	150,000	163,787
5.70%, 3/1/2017	100,000	105,796
7.50%, 2/15/2019	135,000	157,285
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	175,000	189,928
Medco Health Solutions, Inc.:
4.13%, 9/15/2020	50,000	52,511
7.13%, 3/15/2018	265,000	294,876
Merck & Co., Inc.:
1.10%, 1/31/2018 (b)	200,000	199,400
1.30%, 5/18/2018	167,000	166,823
1.85%, 2/10/2020	250,000	250,563
2.35%, 2/10/2022	300,000	295,523
2.40%, 9/15/2022	211,000	206,220
2.75%, 2/10/2025	800,000	776,750
2.80%, 5/18/2023	300,000	297,749
3.88%, 1/15/2021 (b)	900,000	965,932
5.00%, 6/30/2019	310,000	344,879
Mylan, Inc.:
1.35%, 11/29/2016	65,000	64,446
2.60%, 6/24/2018	200,000	198,842
Novartis Capital Corp.:
2.40%, 9/21/2022	480,000	470,600
3.40%, 5/6/2024	724,000	745,231
4.40%, 4/24/2020	200,000	221,242
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	650,000	722,902
Perrigo Co. PLC:
1.30%, 11/8/2016	200,000	199,136
4.00%, 11/15/2023	250,000	248,107
Perrigo Finance PLC:
3.50%, 12/15/2021	200,000	196,422
3.90%, 12/15/2024	800,000	784,184
Pfizer, Inc.:
1.10%, 5/15/2017	250,000	250,334
1.50%, 6/15/2018	550,000	550,856
2.10%, 5/15/2019 (b)	300,000	303,395
3.00%, 6/15/2023	250,000	249,821
3.40%, 5/15/2024 (b)	200,000	203,592
6.20%, 3/15/2019	1,201,000	1,369,639
Pharmacia Corp. 6.50%, 12/1/2018	300,000	344,795
Sanofi:
1.25%, 4/10/2018	441,000	439,137
4.00%, 3/29/2021	850,000	916,171
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016	250,000	252,471
2.95%, 12/18/2022	250,000	238,062
3.65%, 11/10/2021	300,000	301,230
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	200,000	200,820
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	200,000	199,525
Wyeth LLC:
5.45%, 4/1/2017 (b)	50,000	53,291
6.45%, 2/1/2024	300,000	368,588
7.25%, 3/1/2023	100,000	125,869
Zoetis, Inc.:
1.88%, 2/1/2018	150,000	149,163
3.25%, 2/1/2023	413,000	395,750

		36,608,572

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.:
3.25%, 12/1/2017 (b)	250,000	254,208
4.00%, 6/15/2020 (b)	100,000	101,364
4.38%, 12/1/2022	230,000	228,137
Verisk Analytics, Inc.:
4.00%, 6/15/2025	150,000	148,470
4.13%, 9/12/2022	100,000	102,220

		834,399

REAL ESTATE INVESTMENT TRUSTS — 3.7%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	250,000	249,850
American Campus Communities Operating Partnership LP:
3.35%, 10/1/2020	350,000	354,364
4.13%, 7/1/2024	100,000	100,470
American Tower Corp.:
2.80%, 6/1/2020 (b)	150,000	149,502
3.40%, 2/15/2019	220,000	225,458
3.45%, 9/15/2021	99,000	99,127
3.50%, 1/31/2023	300,000	291,330
4.00%, 6/1/2025	250,000	243,375
4.50%, 1/15/2018	450,000	473,267
4.70%, 3/15/2022	61,000	63,727

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 2/15/2024 (b)	$454,000	$479,742
5.05%, 9/1/2020	300,000	327,541
5.90%, 11/1/2021	450,000	509,337
AvalonBay Communities, Inc.:
2.95%, 9/15/2022	200,000	196,167
3.45%, 6/1/2025	100,000	98,539
3.50%, 11/15/2024	50,000	49,766
3.63%, 10/1/2020	150,000	156,998
4.20%, 12/15/2023	200,000	209,932
6.10%, 3/15/2020	100,000	114,971
BioMed Realty LP:
2.63%, 5/1/2019	136,000	131,036
4.25%, 7/15/2022 (b)	250,000	245,525
Boston Properties LP:
3.13%, 9/1/2023	350,000	340,276
3.70%, 11/15/2018	100,000	104,815
3.85%, 2/1/2023	400,000	409,723
4.13%, 5/15/2021	248,000	263,320
5.63%, 11/15/2020	150,000	169,937
5.88%, 10/15/2019	350,000	396,236
Brandywine Operating Partnership LP:
4.95%, 4/15/2018	200,000	211,745
5.70%, 5/1/2017	125,000	132,038
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	130,000	129,900
Camden Property Trust:
2.95%, 12/15/2022	300,000	288,449
3.50%, 9/15/2024	50,000	49,205
4.63%, 6/15/2021	50,000	53,990
CBL & Associates LP 5.25%, 12/1/2023	150,000	154,320
Columbia Property Trust Operating Partnership LP 4.15%, 4/1/2025	50,000	49,775
Corporate Office Properties LP:
3.60%, 5/15/2023	100,000	93,590
3.70%, 6/15/2021	150,000	147,915
5.00%, 7/1/2025	200,000	199,860
5.25%, 2/15/2024	300,000	307,800
CubeSmart LP 4.38%, 12/15/2023	100,000	104,550
DDR Corp.:
3.38%, 5/15/2023	250,000	237,284
3.50%, 1/15/2021	100,000	101,284
3.63%, 2/1/2025	150,000	142,498
4.63%, 7/15/2022	225,000	234,860
7.88%, 9/1/2020	25,000	30,473
Digital Delta Holdings LLC 3.40%, 10/1/2020 (a)	150,000	150,180
Digital Realty Trust LP:
3.63%, 10/1/2022	275,000	266,997
3.95%, 7/1/2022	100,000	99,970
5.25%, 3/15/2021	350,000	381,045
Duke Realty LP:
3.88%, 2/15/2021	250,000	258,934
3.88%, 10/15/2022	300,000	303,492
4.38%, 6/15/2022	125,000	130,461
EPR Properties:
4.50%, 4/1/2025	100,000	95,830
5.75%, 8/15/2022	100,000	104,700
Equity Commonwealth 6.25%, 6/15/2017	100,000	104,510
ERP Operating LP:
2.38%, 7/1/2019	100,000	100,627
3.00%, 4/15/2023	200,000	195,629
3.38%, 6/1/2025 (b)	100,000	98,493
4.63%, 12/15/2021	150,000	163,238
5.75%, 6/15/2017	110,000	117,655
Essex Portfolio LP:
3.38%, 1/15/2023	40,000	39,527
3.88%, 5/1/2024	475,000	475,502
5.50%, 3/15/2017	300,000	315,666
Federal Realty Investment Trust:
2.55%, 1/15/2021	150,000	150,774
3.00%, 8/1/2022	100,000	99,030
Government Properties Income Trust 3.75%, 8/15/2019	50,000	51,195
HCP, Inc.:
3.15%, 8/1/2022	100,000	96,644
3.40%, 2/1/2025	150,000	140,475
3.75%, 2/1/2019	300,000	312,642
3.88%, 8/15/2024	399,000	390,039
4.00%, 6/1/2025	250,000	244,491
4.25%, 11/15/2023	200,000	201,598
5.38%, 2/1/2021	250,000	276,265
6.70%, 1/30/2018	250,000	275,887
Healthcare Realty Trust, Inc. 3.88%, 5/1/2025	100,000	97,390
Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	100,000	99,480
Highwoods Realty LP:
3.20%, 6/15/2021 (b)	800,000	794,880
3.63%, 1/15/2023	50,000	49,420
Hospitality Properties Trust:
4.65%, 3/15/2024	150,000	149,374
5.00%, 8/15/2022	350,000	363,313
6.70%, 1/15/2018	300,000	322,054
Host Hotels & Resorts LP:
3.75%, 10/15/2023	220,000	215,402
4.00%, 6/15/2025	155,000	152,815
4.75%, 3/1/2023	400,000	420,840
6.00%, 11/1/2020	227,000	234,945
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	102,928
Kilroy Realty LP:
4.38%, 10/1/2025	100,000	101,308
4.80%, 7/15/2018	250,000	265,350
Kimco Realty Corp.:
3.13%, 6/1/2023	300,000	289,930
3.20%, 5/1/2021	75,000	75,761
5.70%, 5/1/2017	250,000	265,769
6.88%, 10/1/2019	100,000	116,573
Liberty Property LP:
4.13%, 6/15/2022	125,000	127,952
4.40%, 2/15/2024	200,000	206,060
4.75%, 10/1/2020	200,000	216,060
5.50%, 12/15/2016	250,000	261,445
Mack-Cali Realty LP:
2.50%, 12/15/2017	400,000	399,640
3.15%, 5/15/2023	100,000	88,917

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.50%, 4/18/2022	$100,000	$99,104
7.75%, 8/15/2019	350,000	404,985
Mid-America Apartments LP 4.30%, 10/15/2023	50,000	51,475
National Retail Properties, Inc.:
3.80%, 10/15/2022	100,000	101,150
3.90%, 6/15/2024	150,000	150,015
Omega Healthcare Investors, Inc.:
5.25%, 1/15/2026 (a)	250,000	254,745
6.75%, 10/15/2022	220,000	228,250
Piedmont Operating Partnership LP 4.45%, 3/15/2024	150,000	151,455
ProLogis LP:
3.35%, 2/1/2021	250,000	252,850
4.25%, 8/15/2023	300,000	310,266
Realty Income Corp.:
2.00%, 1/31/2018	100,000	100,400
3.25%, 10/15/2022	150,000	146,212
3.88%, 7/15/2024	350,000	349,125
6.75%, 8/15/2019	350,000	406,175
Regency Centers LP:
3.75%, 6/15/2024	21,000	21,030
5.88%, 6/15/2017	150,000	160,425
Retail Properties of America, Inc. 4.00%, 3/15/2025	50,000	48,250
Select Income REIT:
2.85%, 2/1/2018	50,000	50,250
3.60%, 2/1/2020	200,000	203,740
4.50%, 2/1/2025	50,000	48,305
Senior Housing Properties Trust:
3.25%, 5/1/2019	225,000	226,237
4.75%, 5/1/2024	50,000	49,970
Simon Property Group LP:
2.15%, 9/15/2017	634,000	642,563
2.50%, 9/1/2020	150,000	151,281
2.75%, 2/1/2023	150,000	145,042
2.80%, 1/30/2017	109,000	110,930
3.38%, 3/15/2022	157,000	160,671
3.38%, 10/1/2024	223,000	222,913
3.50%, 9/1/2025	200,000	199,493
3.75%, 2/1/2024	215,000	220,890
4.13%, 12/1/2021	175,000	187,603
4.38%, 3/1/2021	150,000	163,207
5.65%, 2/1/2020	450,000	509,828
6.13%, 5/30/2018	75,000	83,562
10.35%, 4/1/2019	300,000	376,887
Tanger Properties LP 6.13%, 6/1/2020	300,000	342,210
UDR, Inc.:
3.75%, 7/1/2024	25,000	24,982
4.00%, 10/1/2025 (b)	150,000	152,936
4.25%, 6/1/2018	250,000	264,057
4.63%, 1/10/2022	50,000	53,423
Ventas Realty LP 3.50%, 2/1/2025	100,000	96,057
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	250,000	250,719
2.70%, 4/1/2020	200,000	199,195
3.25%, 8/15/2022	3,000	2,926
4.25%, 3/1/2022	150,000	155,939
4.75%, 6/1/2021	400,000	431,728
Vornado Realty LP 5.00%, 1/15/2022	450,000	484,421
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	99,650
Weingarten Realty Investors:
3.38%, 10/15/2022	250,000	245,650
3.85%, 6/1/2025	50,000	49,164
Welltower, Inc.:
2.25%, 3/15/2018	250,000	251,065
4.00%, 6/1/2025	100,000	99,519
4.13%, 4/1/2019	150,000	158,405
4.50%, 1/15/2024 (b)	100,000	103,685
4.95%, 1/15/2021	350,000	381,254
5.25%, 1/15/2022	200,000	218,787
6.13%, 4/15/2020	150,000	171,240
Weyerhaeuser Co. 4.63%, 9/15/2023	250,000	265,983
WP Carey, Inc. 4.00%, 2/1/2025	200,000	193,960

		31,869,208

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Services, Inc. 5.00%, 3/15/2023	125,000	126,124

ROAD & RAIL — 1.2%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	200,000	196,971
3.05%, 3/15/2022	209,000	209,376
3.05%, 9/1/2022	361,000	359,484
3.40%, 9/1/2024	300,000	300,224
3.45%, 9/15/2021	200,000	206,006
3.60%, 9/1/2020	75,000	79,034
3.65%, 9/1/2025	200,000	202,604
3.75%, 4/1/2024	453,000	466,308
5.65%, 5/1/2017	300,000	320,104
5.75%, 3/15/2018	200,000	219,596
Canadian National Railway Co.:
1.45%, 12/15/2016	200,000	201,009
2.25%, 11/15/2022	100,000	96,030
2.85%, 12/15/2021	50,000	50,587
2.95%, 11/21/2024	125,000	122,732
5.55%, 3/1/2019	250,000	279,553
Canadian Pacific Railway Co.:
2.90%, 2/1/2025 (b)	500,000	472,066
4.50%, 1/15/2022	150,000	161,022
6.50%, 5/15/2018	300,000	334,141
CSX Corp.:
3.40%, 8/1/2024	200,000	201,185
3.70%, 10/30/2020	100,000	105,542
3.70%, 11/1/2023	94,000	97,234
6.25%, 3/15/2018	300,000	332,146
7.38%, 2/1/2019	205,000	239,082
JB Hunt Transport Services, Inc.:
2.40%, 3/15/2019	50,000	50,288
3.30%, 8/15/2022	200,000	201,160
3.85%, 3/15/2024 (b)	150,000	153,300
Kansas City Southern de Mexico SA de CV 2.35%, 5/15/2020	250,000	245,748

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Norfolk Southern Corp.:
2.90%, 2/15/2023	$200,000	$194,325
3.00%, 4/1/2022	205,000	203,681
3.25%, 12/1/2021	350,000	356,505
5.59%, 5/17/2025	100,000	114,750
5.75%, 4/1/2018	200,000	219,429
5.90%, 6/15/2019	250,000	283,537
Ryder System, Inc.:
2.35%, 2/26/2019	150,000	150,115
2.45%, 11/15/2018 (b)	150,000	151,004
2.45%, 9/3/2019	250,000	249,758
2.50%, 5/11/2020	150,000	148,604
2.55%, 6/1/2019	150,000	150,891
2.65%, 3/2/2020	100,000	99,892
2.88%, 9/1/2020	250,000	250,662
Union Pacific Corp.:
1.80%, 2/1/2020	200,000	197,723
2.25%, 2/15/2019 (b)	450,000	456,654
2.75%, 4/15/2023	150,000	147,684
2.95%, 1/15/2023	200,000	199,603
3.65%, 2/15/2024	231,000	241,177
3.75%, 3/15/2024	150,000	157,685
4.16%, 7/15/2022 (b)	300,000	323,531
Wabtec Corp. 4.38%, 8/15/2023	100,000	102,520

		10,302,262

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Altera Corp.:
1.75%, 5/15/2017	175,000	175,567
2.50%, 11/15/2018	100,000	101,746
4.10%, 11/15/2023	250,000	263,975
Analog Devices, Inc. 2.88%, 6/1/2023	300,000	291,270
Applied Materials, Inc.:
2.63%, 10/1/2020	150,000	151,030
4.30%, 6/15/2021	250,000	268,603
Broadcom Corp.:
2.50%, 8/15/2022	150,000	148,050
2.70%, 11/1/2018	150,000	151,994
3.50%, 8/1/2024	150,000	148,440
Intel Corp.:
1.35%, 12/15/2017	850,000	852,269
1.95%, 10/1/2016	251,000	254,129
2.45%, 7/29/2020 (b)	450,000	455,825
2.70%, 12/15/2022	359,000	352,744
3.10%, 7/29/2022	180,000	183,264
3.30%, 10/1/2021	927,000	966,724
3.70%, 7/29/2025 (b)	435,000	446,304
KLA-Tencor Corp.:
4.13%, 11/1/2021	321,000	326,896
4.65%, 11/1/2024	200,000	199,113
Lam Research Corp.:
2.75%, 3/15/2020	100,000	98,950
3.80%, 3/15/2025	100,000	97,220
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	150,000	150,622
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (a)	250,000	249,076
Texas Instruments, Inc.:
0.88%, 3/12/2017	486,000	484,943
1.65%, 8/3/2019	250,000	248,100
1.75%, 5/1/2020	250,000	246,455
2.25%, 5/1/2023	450,000	431,460
Xilinx, Inc.:
2.13%, 3/15/2019	150,000	150,095
3.00%, 3/15/2021 (b)	175,000	177,415

		8,072,279

SOFTWARE — 1.4%
Adobe Systems, Inc.:
3.25%, 2/1/2025	265,000	257,527
4.75%, 2/1/2020	25,000	27,462
Autodesk, Inc. 4.38%, 6/15/2025	300,000	302,700
CA, Inc.:
2.88%, 8/15/2018 (b)	150,000	150,425
3.60%, 8/1/2020 (b)	100,000	101,855
4.50%, 8/15/2023	350,000	358,890
Cadence Design Systems, Inc. 4.38%, 10/15/2024	275,000	274,312
CDK Global, Inc. 4.50%, 10/15/2024	135,000	136,567
Intuit, Inc. 5.75%, 3/15/2017	150,000	158,592
Microsoft Corp.:
1.00%, 5/1/2018 (b)	250,000	249,612
1.85%, 2/12/2020 (b)	100,000	100,634
2.13%, 11/15/2022	300,000	289,680
2.38%, 2/12/2022	300,000	299,099
2.38%, 5/1/2023	150,000	145,095
2.70%, 2/12/2025 (b)	600,000	588,273
3.00%, 10/1/2020 (b)	500,000	525,974
3.63%, 12/15/2023 (b)	350,000	367,675
4.00%, 2/8/2021 (b)	300,000	329,255
4.20%, 6/1/2019	385,000	420,707
Oracle Corp.:
1.20%, 10/15/2017	1,250,000	1,250,584
2.25%, 10/8/2019	950,000	959,647
2.38%, 1/15/2019	550,000	560,299
2.50%, 5/15/2022	600,000	591,240
2.50%, 10/15/2022	650,000	639,925
2.80%, 7/8/2021	250,000	253,250
2.95%, 5/15/2025	500,000	486,867
3.40%, 7/8/2024	425,000	431,289
3.63%, 7/15/2023	150,000	155,407
3.88%, 7/15/2020	100,000	107,733
5.00%, 7/8/2019	650,000	721,547
5.75%, 4/15/2018	450,000	497,336
Symantec Corp.:
2.75%, 6/15/2017	100,000	100,162
4.20%, 9/15/2020	400,000	413,077

		12,252,697

SPECIALTY RETAIL — 1.2%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	250,000	264,057
5.75%, 5/1/2020	100,000	111,348
AutoNation, Inc.:
3.35%, 1/15/2021	50,000	50,777
4.50%, 10/1/2025	45,000	45,496

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.50%, 2/1/2020	$300,000	$330,560
6.75%, 4/15/2018	300,000	333,752
AutoZone, Inc.:
1.30%, 1/13/2017	150,000	150,006
2.50%, 4/15/2021	80,000	78,672
3.25%, 4/15/2025	235,000	229,148
3.70%, 4/15/2022	50,000	51,530
7.13%, 8/1/2018	200,000	227,669
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (b)	200,000	195,412
Best Buy Co., Inc. 5.00%, 8/1/2018 (b)	200,000	211,000
Dollar General Corp.:
3.25%, 4/15/2023	275,000	261,907
4.13%, 7/15/2017	425,000	440,427
Gap, Inc. 5.95%, 4/12/2021	340,000	375,962
Home Depot, Inc.:
2.00%, 6/15/2019	650,000	657,144
2.25%, 9/10/2018	743,000	760,827
2.70%, 4/1/2023	250,000	247,817
3.35%, 9/15/2025	110,000	112,024
3.75%, 2/15/2024 (b)	300,000	317,443
3.95%, 9/15/2020	250,000	270,906
4.40%, 4/1/2021	200,000	220,708
Lowe’s Cos., Inc.:
1.63%, 4/15/2017	250,000	252,373
3.12%, 4/15/2022	201,000	204,921
3.13%, 9/15/2024	100,000	99,727
3.38%, 9/15/2025	120,000	121,541
3.88%, 9/15/2023 (b)	150,000	158,972
4.63%, 4/15/2020	125,000	137,793
5.40%, 10/15/2016	74,000	77,438
O’Reilly Automotive, Inc.:
3.80%, 9/1/2022	73,000	74,905
4.63%, 9/15/2021	100,000	108,430
QVC, Inc.:
4.38%, 3/15/2023	300,000	290,073
4.45%, 2/15/2025	25,000	23,872
4.85%, 4/1/2024	300,000	293,664
5.13%, 7/2/2022	300,000	308,855
Ross Stores, Inc. 3.38%, 9/15/2024	100,000	98,590
Staples, Inc. 4.38%, 1/12/2023	300,000	296,575
TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	96,216
2.75%, 6/15/2021	200,000	201,787
6.95%, 4/15/2019	150,000	174,541
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019 (b)	350,000	353,676
3.30%, 11/18/2021	70,000	70,659
3.80%, 11/18/2024	700,000	696,766

		10,085,966

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Apple, Inc.:
1.00%, 5/3/2018 (b)	950,000	944,666
1.05%, 5/5/2017 (b)	300,000	300,821
1.55%, 2/7/2020	700,000	690,799
2.00%, 5/6/2020	400,000	401,297
2.10%, 5/6/2019	100,000	101,755
2.15%, 2/9/2022	300,000	292,548
2.40%, 5/3/2023	1,150,000	1,114,889
2.50%, 2/9/2025	250,000	238,089
2.70%, 5/13/2022	400,000	401,540
2.85%, 5/6/2021	900,000	924,136
3.20%, 5/13/2025	200,000	201,149
3.45%, 5/6/2024	1,125,000	1,161,361
Computer Sciences Corp.:
4.45%, 9/15/2022	125,000	128,700
6.50%, 3/15/2018	200,000	218,831
EMC Corp.:
1.88%, 6/1/2018	520,000	520,050
2.65%, 6/1/2020	500,000	504,688
3.38%, 6/1/2023 (b)	650,000	639,925
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	110,000	109,000
3.50%, 4/15/2023 (b)	306,000	287,923
5.00%, 3/15/2022	455,000	474,436
Hewlett-Packard Co.:
2.60%, 9/15/2017	750,000	772,490
2.75%, 1/14/2019	125,000	126,864
2.85%, 10/5/2018 (a)	650,000	649,168
3.30%, 12/9/2016	150,000	153,353
3.60%, 10/15/2020 (a)	500,000	499,860
3.75%, 12/1/2020	150,000	155,155
4.05%, 9/15/2022 (b)	259,000	263,584
4.30%, 6/1/2021	400,000	419,537
4.38%, 9/15/2021	550,000	578,810
4.65%, 12/9/2021 (b)	650,000	693,634
4.90%, 10/15/2025 (a)	650,000	648,213
International Business Machines Corp.:
1.13%, 2/6/2018	300,000	298,990
1.25%, 2/8/2018	100,000	99,882
1.63%, 5/15/2020 (b)	500,000	492,720
1.88%, 5/15/2019 (b)	200,000	201,112
1.88%, 8/1/2022 (b)	250,000	233,375
1.95%, 2/12/2019 (b)	200,000	201,916
2.90%, 11/1/2021 (b)	200,000	204,761
3.38%, 8/1/2023	200,000	203,235
3.63%, 2/12/2024	450,000	463,922
5.70%, 9/14/2017	1,295,000	1,405,119
7.63%, 10/15/2018	850,000	997,957
8.38%, 11/1/2019	500,000	625,359
Lexmark International, Inc.:
5.13%, 3/15/2020	490,000	514,818
6.65%, 6/1/2018	75,000	82,121
NetApp, Inc.:
2.00%, 12/15/2017	192,000	192,218
3.38%, 6/15/2021	100,000	98,714
Seagate HDD Cayman:
3.75%, 11/15/2018	1,050,000	1,074,194
4.75%, 6/1/2023	200,000	197,962

		22,205,646

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Coach, Inc. 4.25%, 4/1/2025	125,000	117,888
NIKE, Inc. 2.25%, 5/1/2023	225,000	217,193

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Ralph Lauren Corp.:
2.13%, 9/26/2018	$50,000	$50,260
2.63%, 8/18/2020 (b)	150,000	151,155
V.F. Corp. 3.50%, 9/1/2021	125,000	133,225

		669,721

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	300,000	312,240
People’s United Financial, Inc. 3.65%, 12/6/2022	159,000	157,901
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	100,000	97,998
4.50%, 7/17/2025	750,000	749,363

		1,317,502

TOBACCO — 1.0%
Altria Group, Inc.:
2.63%, 1/14/2020	300,000	302,012
2.85%, 8/9/2022	500,000	488,085
2.95%, 5/2/2023	250,000	243,181
4.00%, 1/31/2024 (b)	250,000	258,771
4.75%, 5/5/2021	200,000	217,834
9.25%, 8/6/2019	225,000	280,310
9.70%, 11/10/2018	299,000	365,794
Philip Morris International, Inc.:
1.13%, 8/21/2017 (b)	436,000	435,417
1.25%, 8/11/2017 (b)	100,000	100,097
1.25%, 11/9/2017	300,000	299,399
1.63%, 3/20/2017	150,000	151,152
1.88%, 1/15/2019	150,000	150,472
2.50%, 8/22/2022	161,000	156,902
2.63%, 3/6/2023 (b)	40,000	38,981
2.90%, 11/15/2021	250,000	250,611
3.25%, 11/10/2024	81,000	80,934
3.38%, 8/11/2025	50,000	50,183
3.60%, 11/15/2023	200,000	206,690
4.13%, 5/17/2021	100,000	106,821
4.50%, 3/26/2020	300,000	329,243
5.65%, 5/16/2018	550,000	606,713
Reynolds American, Inc.:
2.30%, 8/21/2017 (a)(b)	120,000	121,004
2.30%, 6/12/2018	115,000	116,291
3.25%, 6/12/2020	150,000	154,108
3.25%, 11/1/2022	650,000	645,512
3.75%, 5/20/2023 (a)	241,000	241,617
4.00%, 6/12/2022	150,000	156,662
4.45%, 6/12/2025	105,000	110,033
4.85%, 9/15/2023	300,000	321,872
6.88%, 5/1/2020 (a)	600,000	699,525
8.13%, 6/23/2019 (a)	700,000	831,690

		8,517,916

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp.:
1.25%, 3/4/2017	150,000	148,955
2.38%, 7/30/2018	232,000	232,212
2.60%, 3/30/2020	175,000	172,250
3.25%, 3/30/2025	100,000	94,577
4.85%, 6/1/2021	125,000	134,093

		782,087

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
America Movil SAB de CV:
3.13%, 7/16/2022	625,000	609,809
5.00%, 3/30/2020	450,000	493,439
5.63%, 11/15/2017	200,000	215,173
Deutsche Telekom International Finance BV 6.00%, 7/8/2019	250,000	283,924
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	300,000	339,572
France Telecom SA:
4.13%, 9/14/2021	200,000	214,143
5.38%, 7/8/2019	400,000	447,597
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	200,000	199,657
Orange SA 2.75%, 2/6/2019	150,000	154,233
Rogers Communications, Inc.:
4.10%, 10/1/2023	755,000	778,808
6.80%, 8/15/2018	380,000	427,580
Telefonica Emisiones SAU:
3.19%, 4/27/2018	300,000	307,241
4.57%, 4/27/2023	250,000	259,057
5.13%, 4/27/2020	280,000	308,164
5.46%, 2/16/2021	400,000	446,939
5.88%, 7/15/2019	200,000	223,296
6.22%, 7/3/2017	250,000	268,120
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	150,000	166,389
Vodafone Group PLC:
1.25%, 9/26/2017	400,000	397,299
1.50%, 2/19/2018	101,000	100,130
1.63%, 3/20/2017	300,000	300,557
2.50%, 9/26/2022	250,000	231,532
2.95%, 2/19/2023 (b)	630,000	595,787
4.38%, 3/16/2021 (b)	100,000	107,261
4.63%, 7/15/2018	350,000	373,112
5.45%, 6/10/2019	100,000	110,427
5.63%, 2/27/2017	675,000	713,605

		9,072,851

TOTAL BONDS & NOTES —
(Cost $857,775,918)		856,292,234

	Shares
SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	17,121,928	17,121,928

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	5,713,900	$5,713,900

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $22,835,828)		22,835,828

TOTAL INVESTMENTS — 101.7% (i)
(Cost $880,611,746)		879,128,062
OTHER ASSETS & LIABILITIES — (1.7)%		(14,947,935)

NET ASSETS — 100.0%		$864,180,127

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Variable rate security — Rate shown is rate in effect at September 30, 2015. Maturity date shown is the final maturity.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
3.30%, 3/1/2035	$15,000	$13,664
3.50%, 3/1/2045	25,000	22,522
6.63%, 2/15/2038	150,000	200,788
6.88%, 3/15/2039	120,000	165,991
General Dynamics Corp. 3.60%, 11/15/2042	50,000	45,915
Honeywell International, Inc.:
5.38%, 3/1/2041	100,000	118,740
5.70%, 3/15/2036	100,000	121,199
5.70%, 3/15/2037	100,000	121,364
Lockheed Martin Corp.:
3.60%, 3/1/2035	100,000	90,946
3.80%, 3/1/2045	260,000	234,323
4.07%, 12/15/2042	60,000	56,676
4.85%, 9/15/2041	200,000	209,651
6.15%, 9/1/2036	130,000	156,058
Northrop Grumman Corp.:
4.75%, 6/1/2043	300,000	308,807
5.05%, 11/15/2040	100,000	106,629
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	50,000	66,940
Precision Castparts Corp.:
3.90%, 1/15/2043	150,000	139,230
4.38%, 6/15/2045	100,000	99,719
Raytheon Co.:
4.20%, 12/15/2044	25,000	25,116
4.70%, 12/15/2041	170,000	182,804
7.20%, 8/15/2027	50,000	67,378
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	108,184
United Technologies Corp.:
4.15%, 5/15/2045	100,000	97,467
4.50%, 6/1/2042	337,000	344,819
5.40%, 5/1/2035	100,000	114,002
5.70%, 4/15/2040	350,000	415,989
6.05%, 6/1/2036	200,000	244,114
6.13%, 7/15/2038	180,000	222,835
7.50%, 9/15/2029	150,000	208,482

		4,310,352

AIR FREIGHT & LOGISTICS — 0.6%
FedEx Corp.:
3.88%, 8/1/2042	91,000	79,592
3.90%, 2/1/2035	100,000	92,525
4.10%, 4/15/2043	8,000	7,261
4.10%, 2/1/2045	100,000	90,470
4.50%, 2/1/2065	100,000	88,694
4.90%, 1/15/2034	125,000	129,882
5.10%, 1/15/2044	150,000	157,110
United Parcel Service of America, Inc. 8.38%, 4/1/2030	150,000	212,490
United Parcel Service, Inc.:
3.63%, 10/1/2042	50,000	46,986
4.88%, 11/15/2040	100,000	111,910
6.20%, 1/15/2038	175,000	224,374

		1,241,294

AIRLINES — 0.4%
American Airlines 2014-1 Pass Through Trust, Class A 3.70%, 4/1/2028	189,285	187,865
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 5/1/2027	90,000	87,975
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026	92,186	93,569
Hawaiian Airlines 2013-1 Pass Through Trust, Class A 3.90%, 1/15/2026	149,447	147,205
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 4/11/2026	100,000	101,750
United Airlines 2014-2 Pass Through Trust, Class A 3.75%, 3/3/2028	100,000	100,000
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	86,562	90,458
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 11/15/2025	93,705	94,408

		903,230

AUTO COMPONENTS — 0.2%
Johnson Controls, Inc.:
4.95%, 7/2/2064	81,000	71,240
5.25%, 12/1/2041	50,000	48,396
5.70%, 3/1/2041	50,000	51,484
6.00%, 1/15/2036	150,000	164,288

		335,408

AUTOMOBILES — 0.9%
Daimler Finance North America LLC 8.50%, 1/18/2031	227,000	322,453
Ford Motor Co.:
4.75%, 1/15/2043	400,000	374,892
6.63%, 10/1/2028	150,000	172,164
7.45%, 7/16/2031	315,000	391,379
General Motors Co.:
5.00%, 4/1/2035	400,000	377,092
6.25%, 10/2/2043	200,000	212,914
Harley-Davidson, Inc. 4.63%, 7/28/2045	100,000	99,886

		1,950,780

BANKS — 4.1%
Bank One Corp.:
7.63%, 10/15/2026 (a)	100,000	129,386
8.00%, 4/29/2027	300,000	398,433
Barclays PLC 5.25%, 8/17/2045	250,000	251,424
Branch Banking & Trust Co. 3.80%, 10/30/2026	200,000	201,611
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
5.25%, 5/24/2041	150,000	166,719
5.25%, 8/4/2045	250,000	253,704

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.75%, 12/1/2043	$250,000	$274,856
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045 (b)	350,000	340,529
Discover Bank/Greenwood DE 4.25%, 3/13/2026	100,000	101,177
Fifth Third Bancorp 8.25%, 3/1/2038	150,000	211,864
HSBC Bank USA NA:
5.63%, 8/15/2035	150,000	170,262
5.88%, 11/1/2034	200,000	234,065
7.00%, 1/15/2039	200,000	256,884
HSBC Holdings PLC:
5.25%, 3/14/2044	200,000	201,419
6.10%, 1/14/2042	285,000	348,206
6.50%, 5/2/2036	300,000	356,051
6.50%, 9/15/2037	245,000	287,048
6.80%, 6/1/2038	150,000	183,285
7.63%, 5/17/2032	200,000	255,308
JPMorgan Chase & Co. 5.60%, 7/15/2041	250,000	286,196
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	129,788
PNC Bank NA 4.20%, 11/1/2025	100,000	104,488
Regions Bank 6.45%, 6/26/2037	150,000	177,909
Wachovia Corp.:
5.50%, 8/1/2035	150,000	166,768
7.50%, 4/15/2035	100,000	135,822
7.57%, 8/1/2026	200,000	259,044
Wells Fargo & Co.:
3.90%, 5/1/2045	140,000	128,873
4.10%, 6/3/2026	240,000	242,889
4.30%, 7/22/2027	285,000	290,010
4.65%, 11/4/2044	440,000	427,557
5.38%, 2/7/2035	200,000	227,136
5.38%, 11/2/2043	275,000	297,817
5.61%, 1/15/2044	425,000	475,423
Wells Fargo Bank NA:
5.85%, 2/1/2037	250,000	300,524
5.95%, 8/26/2036	185,000	224,444
6.60%, 1/15/2038	300,000	394,050
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	100,250

		8,991,219

BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC:
5.75%, 4/1/2036	100,000	113,269
5.95%, 1/15/2033	200,000	232,418
6.45%, 9/1/2037	100,000	121,724
Anheuser-Busch InBev Finance, Inc. 4.63%, 2/1/2044 (a)	225,000	220,571
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	237,000	202,504
6.38%, 1/15/2040	190,000	225,533
8.00%, 11/15/2039	100,000	140,301
8.20%, 1/15/2039	75,000	106,710
Brown-Forman Corp.:
3.75%, 1/15/2043	90,000	80,995
4.50%, 7/15/2045	125,000	129,519
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	150,000	163,995
Diageo Capital PLC:
3.88%, 4/29/2043	130,000	120,889
5.88%, 9/30/2036	100,000	118,374
Diageo Investment Corp. 7.45%, 4/15/2035	100,000	137,564
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	100,000	90,115
Molson Coors Brewing Co. 5.00%, 5/1/2042	250,000	220,535
Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	200,000	274,169
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	117,081
PepsiCo, Inc.:
4.00%, 3/5/2042	163,000	156,519
4.25%, 10/22/2044	85,000	83,579
4.60%, 7/17/2045	80,000	83,266
4.88%, 11/1/2040	150,000	161,187
5.50%, 1/15/2040	150,000	174,169

		3,474,986

BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
4.40%, 5/1/2045	200,000	183,530
4.95%, 10/1/2041	200,000	199,080
5.15%, 11/15/2041	175,000	179,225
5.38%, 5/15/2043	225,000	238,071
5.65%, 6/15/2042	200,000	219,422
5.75%, 3/15/2040	150,000	166,184
6.38%, 6/1/2037	100,000	117,591
6.40%, 2/1/2039	100,000	118,655
6.90%, 6/1/2038	150,000	187,624
Biogen, Inc. 5.20%, 9/15/2045	125,000	127,821
Celgene Corp.:
4.63%, 5/15/2044	100,000	94,584
5.00%, 8/15/2045	170,000	169,159
5.25%, 8/15/2043	50,000	51,471
Gilead Sciences, Inc.:
3.65%, 3/1/2026	350,000	353,270
4.50%, 2/1/2045	255,000	245,663
4.60%, 9/1/2035	70,000	70,990
4.75%, 3/1/2046	325,000	328,025
4.80%, 4/1/2044	75,000	75,557
5.65%, 12/1/2041	250,000	281,078

		3,407,000

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	91,000	106,279

CAPITAL MARKETS — 2.7%
Bank Of New York Mellon Corp. 3.95%, 11/18/2025	100,000	104,994
Goldman Sachs Group, Inc.:
4.80%, 7/8/2044	455,000	461,205
5.95%, 1/15/2027	240,000	273,718
6.13%, 2/15/2033	140,000	166,614
6.25%, 2/1/2041	580,000	697,480
6.45%, 5/1/2036	500,000	576,183

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.75%, 10/1/2037	$847,000	$1,013,886
Jefferies Group, Inc.:
6.25%, 1/15/2036	100,000	93,133
6.45%, 6/8/2027	100,000	102,799
Morgan Stanley:
3.95%, 4/23/2027	250,000	240,103
4.30%, 1/27/2045	475,000	449,835
4.35%, 9/8/2026	300,000	301,029
5.00%, 11/24/2025	475,000	503,687
6.25%, 8/9/2026	50,000	60,020
6.38%, 7/24/2042	325,000	399,918
7.25%, 4/1/2032	150,000	195,986
Northern Trust Corp. 3.95%, 10/30/2025 (a)	150,000	156,206

		5,796,796

CHEMICALS — 2.4%
Agrium, Inc.:
4.13%, 3/15/2035	115,000	102,813
4.90%, 6/1/2043	100,000	96,588
5.25%, 1/15/2045	100,000	101,007
6.13%, 1/15/2041	125,000	141,340
Albemarle Corp. 5.45%, 12/1/2044	100,000	98,815
CF Industries, Inc.:
4.95%, 6/1/2043	225,000	205,069
5.15%, 3/15/2034	175,000	167,329
Dow Chemical Co.:
4.38%, 11/15/2042	150,000	131,481
4.63%, 10/1/2044 (a)	150,000	135,461
5.25%, 11/15/2041	180,000	175,450
7.38%, 11/1/2029	200,000	254,406
9.40%, 5/15/2039	105,000	152,708
E.I. du Pont de Nemours & Co.:
4.15%, 2/15/2043 (a)	100,000	94,042
4.90%, 1/15/2041	100,000	103,208
5.60%, 12/15/2036	100,000	110,822
Eastman Chemical Co. 4.65%, 10/15/2044	240,000	220,941
Ecolab, Inc. 5.50%, 12/8/2041	175,000	195,050
Lubrizol Corp. 6.50%, 10/1/2034	195,000	244,984
LYB International Finance BV:
4.88%, 3/15/2044	198,000	187,599
5.25%, 7/15/2043	164,000	163,232
LyondellBasell Industries NV 4.63%, 2/26/2055	125,000	106,016
Methanex Corp. 5.65%, 12/1/2044	100,000	89,154
Monsanto Co.:
3.60%, 7/15/2042	37,000	28,351
3.95%, 4/15/2045	100,000	80,827
4.20%, 7/15/2034	140,000	125,946
4.65%, 11/15/2043	150,000	136,191
4.70%, 7/15/2064	100,000	83,134
5.88%, 4/15/2038	100,000	105,719
Mosaic Co.:
5.45%, 11/15/2033	75,000	77,301
5.63%, 11/15/2043	158,000	165,824
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	150,000	165,308
PPG Industries, Inc. 5.50%, 11/15/2040	130,000	145,609
Praxair, Inc.:
3.20%, 1/30/2026	100,000	100,778
3.55%, 11/7/2042	100,000	89,811
Rohm & Haas Co. 7.85%, 7/15/2029	150,000	195,559
RPM International, Inc. 5.25%, 6/1/2045	100,000	95,209
Sherwin-Williams Co. 4.00%, 12/15/2042	145,000	137,348
Valspar Corp.:
3.95%, 1/15/2026	100,000	101,158
4.40%, 2/1/2045	110,000	100,974

		5,212,562

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Block Financial LLC 5.25%, 10/1/2025	100,000	100,076
Equifax, Inc. 7.00%, 7/1/2037	100,000	118,440
Western Union Co. 6.20%, 11/17/2036	150,000	147,720

		366,236

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
5.50%, 1/15/2040	250,000	292,762
5.90%, 2/15/2039	434,000	529,784
Harris Corp.:
4.85%, 4/27/2035	115,000	110,942
5.05%, 4/27/2045	45,000	43,084
6.15%, 12/15/2040	50,000	54,099
Juniper Networks, Inc. 5.95%, 3/15/2041	100,000	99,584
Motorola Solutions, Inc.:
5.50%, 9/1/2044	150,000	123,326
7.50%, 5/15/2025	50,000	58,370
QUALCOMM, Inc.:
4.65%, 5/20/2035	250,000	226,846
4.80%, 5/20/2045	100,000	87,180

		1,625,977

COMPUTERS (PERIPHERALS) — 0.0% (c)
Seagate HDD Cayman 5.75%, 12/1/2034 (b)	100,000	96,266

CONTAINERS & PACKAGING — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	125,000	134,804

DISTRIBUTORS — 0.0% (c)
WW Grainger, Inc. 4.60%, 6/15/2045	85,000	89,042

DIVERSIFIED CONSUMER SERVICES — 0.6%
Board Of Trustees Of The Leland Stanford Junior University 3.46%, 5/1/2047	150,000	138,538
California Institute of Technology 4.32%, 8/1/2045	120,000	123,868
George Washington University 4.87%, 9/15/2045	150,000	155,675

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Johns Hopkins University 4.08%, 7/1/2053	$100,000	$96,375
Massachusetts Institute of Technology:
3.96%, 7/1/2038	90,000	91,676
4.68%, 7/1/2114	100,000	104,317
5.60%, 7/1/2111	100,000	124,585
Metropolitan Museum of Art 3.40%, 7/1/2045	125,000	112,383
Northwestern University:
3.69%, 12/1/2038	100,000	97,211
3.87%, 12/1/2048	100,000	97,950
President and Fellows of Harvard College 3.62%, 10/1/2037	48,000	46,840
University of Notre Dame du Lac 3.44%, 2/15/2045	80,000	73,866
William Marsh Rice University 3.57%, 5/15/2045	150,000	139,796

		1,403,080

DIVERSIFIED FINANCIAL SERVICES — 5.8%
ABB Finance USA, Inc. 4.38%, 5/8/2042	60,000	59,284
American Express Co. 4.05%, 12/3/2042	150,000	144,909
Aon Corp. 8.21%, 1/1/2027	100,000	126,000
AXA Financial, Inc. 7.00%, 4/1/2028	150,000	189,514
Bank of America Corp.:
4.25%, 10/22/2026	523,000	517,980
4.75%, 4/21/2045	75,000	71,765
4.88%, 4/1/2044	175,000	181,698
5.00%, 1/21/2044	450,000	472,303
5.88%, 2/7/2042	125,000	146,385
6.00%, 10/15/2036	300,000	361,623
6.11%, 1/29/2037	140,000	161,602
Citigroup, Inc.:
4.65%, 7/30/2045	150,000	149,949
4.95%, 11/7/2043	100,000	104,969
5.30%, 5/6/2044 (a)	208,000	217,372
5.50%, 9/13/2025	100,000	109,121
5.88%, 2/22/2033	150,000	165,457
5.88%, 1/30/2042 (a)	250,000	288,603
6.00%, 10/31/2033	150,000	168,057
6.13%, 8/25/2036	307,000	350,074
6.63%, 1/15/2028	100,000	124,067
6.63%, 6/15/2032	240,000	284,345
6.68%, 9/13/2043	200,000	249,022
8.13%, 7/15/2039	400,000	583,541
CME Group, Inc. 5.30%, 9/15/2043	150,000	169,272
Credit Suisse USA, Inc. 7.13%, 7/15/2032	175,000	230,385
General Electric Capital Corp.:
5.88%, 1/14/2038	610,000	769,045
6.75%, 3/15/2032	930,000	1,265,872
6.88%, 1/10/2039	799,000	1,117,130
General Electric Capital Corp., Series A 6.15%, 8/7/2037	545,000	706,904
Goldman Sachs Capital I 6.35%, 2/15/2034	250,000	287,409
Invesco Finance PLC 5.38%, 11/30/2043	150,000	166,168
JPMorgan Chase & Co.:
4.13%, 12/15/2026	200,000	199,367
4.25%, 10/1/2027	175,000	174,508
4.85%, 2/1/2044 (a)	100,000	105,044
4.95%, 6/1/2045	100,000	99,503
5.40%, 1/6/2042	250,000	278,990
5.50%, 10/15/2040	295,000	332,721
5.63%, 8/16/2043	250,000	274,074
6.40%, 5/15/2038	335,000	417,477
Legg Mason, Inc. 5.63%, 1/15/2044	75,000	77,406
Leucadia National Corp. 6.63%, 10/23/2043	30,000	27,490
Merrill Lynch & Co., Inc.:
6.75%, 6/1/2028	150,000	183,774
7.75%, 5/14/2038	170,000	231,979
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	150,000	208,702
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	129,192

		12,680,052

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.6%
AT&T, Inc.:
4.30%, 12/15/2042	457,000	391,416
4.35%, 6/15/2045	592,000	507,355
4.50%, 5/15/2035	330,000	302,473
4.75%, 5/15/2046	350,000	319,411
4.80%, 6/15/2044	400,000	368,334
5.35%, 9/1/2040	145,000	142,801
5.55%, 8/15/2041	700,000	706,513
6.40%, 5/15/2038	10,000	11,113
6.50%, 9/1/2037	200,000	226,336
Bellsouth Capital Funding Corp. 7.88%, 2/15/2030	400,000	488,560
BellSouth Corp. 6.55%, 6/15/2034	100,000	109,310
British Telecommunications PLC 9.63%, 12/15/2030	400,000	594,772
Pacific Bell Telephone Co. 7.13%, 3/15/2026	100,000	123,490
Qwest Corp.:
6.88%, 9/15/2033	100,000	97,000
7.13%, 11/15/2043	75,000	73,500
7.25%, 9/15/2025	100,000	111,500
7.25%, 10/15/2035	100,000	101,500
Verizon Communications, Inc.:
3.85%, 11/1/2042	250,000	206,239
4.40%, 11/1/2034	140,000	129,875
4.52%, 9/15/2048	287,000	251,502
4.67%, 3/15/2055	1,223,000	1,049,778
4.75%, 11/1/2041	150,000	139,370
4.86%, 8/21/2046	597,000	558,142
5.01%, 8/21/2054	767,000	698,990
5.05%, 3/15/2034	250,000	249,941
5.85%, 9/15/2035	377,000	409,568
6.00%, 4/1/2041	600,000	656,431
6.25%, 4/1/2037	150,000	168,949
6.40%, 9/15/2033	125,000	144,252

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.40%, 2/15/2038	$200,000	$228,564
6.55%, 9/15/2043	1,264,000	1,488,491
6.90%, 4/15/2038	250,000	301,437
7.35%, 4/1/2039	100,000	124,364
7.75%, 12/1/2030	250,000	333,315
Verizon Florida LLC 6.86%, 2/1/2028 (a)	100,000	96,390
Verizon Maryland, Inc. 5.13%, 6/15/2033	259,000	258,793
Verizon New York, Inc., Series A 7.38%, 4/1/2032	100,000	116,213

		12,285,988

ELECTRIC UTILITIES — 11.5%
Alabama Power Co.:
3.75%, 3/1/2045	100,000	89,608
4.10%, 1/15/2042	100,000	95,172
4.15%, 8/15/2044	120,000	114,517
5.20%, 6/1/2041	100,000	110,570
6.00%, 3/1/2039	100,000	121,049
6.13%, 5/15/2038	170,000	202,674
Ameren Illinois Co.:
4.30%, 7/1/2044	150,000	153,166
4.80%, 12/15/2043	100,000	109,386
Appalachian Power Co.:
4.40%, 5/15/2044	100,000	94,822
5.80%, 10/1/2035	50,000	56,509
6.38%, 4/1/2036	100,000	119,208
6.70%, 8/15/2037	100,000	124,270
7.00%, 4/1/2038	160,000	203,397
Arizona Public Service Co. 4.50%, 4/1/2042	250,000	259,307
Berkshire Hathaway Energy 8.48%, 9/15/2028	275,000	387,924
Berkshire Hathaway Energy Co. 4.50%, 2/1/2045	125,000	123,353
CenterPoint Energy Houston Electric LLC 4.50%, 4/1/2044	96,000	101,176
Cleco Power LLC 6.00%, 12/1/2040	100,000	114,507
CMS Energy Corp.:
4.70%, 3/31/2043	29,000	28,992
4.88%, 3/1/2044	100,000	102,203
Commonwealth Edison Co.:
3.70%, 3/1/2045	50,000	45,706
3.80%, 10/1/2042	100,000	93,550
4.60%, 8/15/2043	75,000	78,585
4.70%, 1/15/2044	100,000	106,752
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	170,000	205,927
Connecticut Light & Power Co.:
4.30%, 4/15/2044	100,000	100,784
6.35%, 6/1/2036	50,000	63,524
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	195,000	184,614
4.20%, 3/15/2042	75,000	72,540
4.45%, 3/15/2044	125,000	127,380
4.63%, 12/1/2054	50,000	49,936
5.30%, 3/1/2035	100,000	111,930
5.50%, 12/1/2039	175,000	202,546
5.70%, 12/1/2036	130,000	151,502
5.70%, 6/15/2040	50,000	58,630
6.20%, 6/15/2036	100,000	123,020
6.30%, 8/15/2037	15,000	18,729
6.75%, 4/1/2038	75,000	98,956
Consumers Energy Co. 4.35%, 8/31/2064	100,000	96,816
Delmarva Power & Light Co. 4.00%, 6/1/2042	50,000	47,389
Detroit Edison Co.:
3.95%, 6/15/2042	75,000	72,225
5.70%, 10/1/2037	150,000	181,816
Dominion Gas Holdings LLC 4.80%, 11/1/2043	138,000	132,212
Dominion Resources, Inc.:
3.90%, 10/1/2025	100,000	101,150
4.05%, 9/15/2042 (a)	50,000	44,837
4.70%, 12/1/2044	100,000	98,715
5.95%, 6/15/2035	150,000	169,712
DTE Electric Co.:
3.70%, 3/15/2045	100,000	93,004
4.30%, 7/1/2044	75,000	76,458
Duke Energy Carolinas LLC:
4.00%, 9/30/2042	175,000	171,548
4.25%, 12/15/2041	155,000	157,877
5.30%, 2/15/2040	100,000	116,645
6.00%, 12/1/2028	160,000	195,631
6.00%, 1/15/2038	100,000	125,350
6.05%, 4/15/2038	150,000	190,132
6.45%, 10/15/2032	100,000	123,959
Duke Energy Indiana, Inc.:
6.35%, 8/15/2038	200,000	258,900
6.45%, 4/1/2039	180,000	236,827
Duke Energy Progress, Inc.:
4.10%, 5/15/2042	150,000	149,250
4.10%, 3/15/2043	100,000	99,480
4.15%, 12/1/2044	115,000	115,538
4.20%, 8/15/2045	150,000	151,982
4.38%, 3/30/2044	80,000	83,211
Entergy Louisiana LLC 4.95%, 1/15/2045	50,000	50,150
Entergy Texas, Inc. 5.15%, 6/1/2045	100,000	98,040
Exelon Corp.:
4.95%, 6/15/2035	140,000	141,520
5.10%, 6/15/2045	105,000	106,891
5.63%, 6/15/2035	200,000	215,228
Exelon Generation Co. LLC:
5.60%, 6/15/2042	160,000	159,287
6.25%, 10/1/2039	210,000	224,096
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	99,037
Florida Power & Light Co.:
4.05%, 6/1/2042	100,000	99,482
4.05%, 10/1/2044	100,000	99,295
4.13%, 2/1/2042	150,000	150,784
5.25%, 2/1/2041	200,000	233,840
5.69%, 3/1/2040	115,000	140,978
5.95%, 2/1/2038	125,000	157,932
Florida Power Corp.:
6.35%, 9/15/2037	100,000	130,605

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.40%, 6/15/2038	$155,000	$204,534
Georgia Power Co.:
4.30%, 3/15/2043	200,000	181,100
4.75%, 9/1/2040	175,000	169,241
5.40%, 6/1/2040	50,000	52,581
5.95%, 2/1/2039	150,000	167,669
Iberdrola International BV 6.75%, 7/15/2036	100,000	121,984
Idaho Power Co. 3.65%, 3/1/2045	100,000	91,060
Indiana Michigan Power Co. 6.05%, 3/15/2037	50,000	57,713
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	63,279
Jersey Central Power & Light Co. 6.15%, 6/1/2037	100,000	109,760
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	953	1,037
Kansas City Power & Light Co.:
5.30%, 10/1/2041	120,000	130,977
6.05%, 11/15/2035	50,000	58,491
Kentucky Utilities Co. 5.13%, 11/1/2040	325,000	366,437
Louisville Gas & Electric Co.:
4.38%, 10/1/2045	85,000	88,506
4.65%, 11/15/2043	100,000	106,440
MidAmerican Energy Holdings Co. 5.75%, 11/1/2035	100,000	119,200
Mississippi Power Co. 4.25%, 3/15/2042	100,000	86,662
Nevada Power Co.:
5.38%, 9/15/2040	75,000	84,289
5.45%, 5/15/2041	200,000	226,716
6.65%, 4/1/2036	50,000	63,653
Nisource Finance Corp.:
4.80%, 2/15/2044	50,000	50,912
5.65%, 2/1/2045	150,000	170,765
5.95%, 6/15/2041	200,000	230,800
Northern States Power Co.:
3.40%, 8/15/2042	200,000	178,770
4.00%, 8/15/2045	50,000	49,296
4.13%, 5/15/2044	100,000	100,715
4.85%, 8/15/2040	100,000	110,963
5.35%, 11/1/2039	50,000	58,565
6.25%, 6/1/2036	60,000	76,572
NorthWestern Corp. 4.18%, 11/15/2044	100,000	97,450
NSTAR Electric Co. 5.50%, 3/15/2040	100,000	118,015
Oglethorpe Power Corp.:
4.55%, 6/1/2044	175,000	170,026
5.38%, 11/1/2040	65,000	70,099
5.95%, 11/1/2039	50,000	57,514
Ohio Edison Co.:
6.88%, 7/15/2036	50,000	62,165
8.25%, 10/15/2038	100,000	146,282
Ohio Power Co. 6.60%, 2/15/2033	102,000	127,174
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	150,000	140,625
4.55%, 3/15/2044	100,000	103,847
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045 (b)	50,000	44,044
5.25%, 9/30/2040	50,000	54,160
5.30%, 6/1/2042	150,000	165,101
7.25%, 1/15/2033	100,000	128,114
7.50%, 9/1/2038	125,000	172,000
Pacific Gas & Electric Co.:
4.45%, 4/15/2042	100,000	100,587
4.60%, 6/15/2043	125,000	128,298
4.75%, 2/15/2044	275,000	291,193
5.13%, 11/15/2043	200,000	219,582
5.40%, 1/15/2040	150,000	168,573
5.80%, 3/1/2037	150,000	175,439
6.05%, 3/1/2034	200,000	241,293
6.25%, 3/1/2039	100,000	123,310
6.35%, 2/15/2038	200,000	248,200
PacifiCorp:
5.75%, 4/1/2037	150,000	180,749
6.00%, 1/15/2039	150,000	186,463
6.10%, 8/1/2036	50,000	61,815
6.25%, 10/15/2037	150,000	189,855
Peco Energy Co.:
4.15%, 10/1/2044	50,000	49,735
5.95%, 10/1/2036	100,000	122,957
Potomac Electric Power Co.:
4.15%, 3/15/2043	150,000	146,824
7.90%, 12/15/2038	100,000	147,100
PPL Capital Funding, Inc. 4.70%, 6/1/2043	100,000	99,815
PPL Electric Utilities Corp.:
4.15%, 10/1/2045	50,000	50,070
5.20%, 7/15/2041	55,000	62,751
6.25%, 5/15/2039	50,000	64,093
Progress Energy, Inc.:
6.00%, 12/1/2039	75,000	89,823
7.75%, 3/1/2031	90,000	119,486
Public Service Co. of Colorado:
3.60%, 9/15/2042	200,000	184,334
4.30%, 3/15/2044	100,000	102,772
6.25%, 9/1/2037	100,000	129,487
Public Service Electric & Gas Co.:
3.95%, 5/1/2042	350,000	340,888
4.00%, 6/1/2044	50,000	48,897
4.05%, 5/1/2045	100,000	98,609
5.50%, 3/1/2040	100,000	119,190
5.80%, 5/1/2037	100,000	122,370
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	100,000	101,977
5.48%, 6/1/2035	75,000	87,659
5.64%, 4/15/2041	50,000	60,528
5.76%, 10/1/2039	100,000	122,333
5.80%, 3/15/2040	55,000	67,067
6.27%, 3/15/2037	50,000	64,054
7.02%, 12/1/2027	100,000	132,175
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	100,000	97,109
4.30%, 4/1/2042	75,000	76,398
4.50%, 8/15/2040	100,000	104,887
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	209,000	261,305

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	$100,000	$97,216
4.50%, 6/1/2064	100,000	93,800
4.60%, 6/15/2043	265,000	265,730
5.30%, 5/15/2033	50,000	53,992
5.45%, 2/1/2041	50,000	55,996
Southern California Edison Co.:
3.60%, 2/1/2045	100,000	91,557
3.90%, 12/1/2041	60,000	57,792
3.90%, 3/15/2043	50,000	48,187
4.50%, 9/1/2040	100,000	104,850
4.65%, 10/1/2043	155,000	167,060
5.35%, 7/15/2035	150,000	172,770
5.50%, 3/15/2040	100,000	119,719
5.55%, 1/15/2036	50,000	58,915
5.55%, 1/15/2037	50,000	58,800
6.00%, 1/15/2034	100,000	123,660
6.65%, 4/1/2029	200,000	254,631
Southern California Edison Co., Series G 5.75%, 4/1/2035	50,000	60,160
Southwestern Electric Power Co. 3.90%, 4/1/2045	100,000	86,846
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	120,830
Tampa Electric Co.:
4.20%, 5/15/2045	100,000	98,631
4.35%, 5/15/2044	50,000	50,389
6.15%, 5/15/2037	14,000	17,436
6.55%, 5/15/2036	50,000	64,457
Toledo Edison Co. 6.15%, 5/15/2037	8,000	9,229
Union Electric Co. 8.45%, 3/15/2039	100,000	156,234
Virginia Electric & Power Co.:
4.00%, 1/15/2043	200,000	195,061
4.45%, 2/15/2044	150,000	156,579
4.65%, 8/15/2043	200,000	214,491
6.00%, 5/15/2037	89,000	111,146
8.88%, 11/15/2038	100,000	158,836
Westar Energy, Inc.:
4.10%, 4/1/2043	50,000	49,336
4.13%, 3/1/2042	100,000	99,095
4.63%, 9/1/2043	100,000	106,848
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	50,000	46,084
4.25%, 6/1/2044	210,000	212,348
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	125,000	124,330
6.38%, 8/15/2037	50,000	63,928
Wisconsin Public Service Corp.:
3.67%, 12/1/2042	100,000	92,824
4.75%, 11/1/2044	50,000	54,728
Xcel Energy, Inc. 4.80%, 9/15/2041	50,000	51,859

		25,055,983

ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co.:
6.00%, 8/15/2032	50,000	60,244
6.13%, 4/15/2039	120,000	150,118

		210,362

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Corning, Inc.:
4.75%, 3/15/2042 (a)	150,000	158,610
5.75%, 8/15/2040	75,000	89,175
7.25%, 8/15/2036	50,000	61,555

		309,340

ENERGY EQUIPMENT & SERVICES — 0.6%
Cameron International Corp. 5.95%, 6/1/2041	150,000	164,966
Halliburton Co.:
4.50%, 11/15/2041 (a)	110,000	105,399
4.75%, 8/1/2043 (a)	100,000	98,000
6.70%, 9/15/2038	200,000	243,555
7.45%, 9/15/2039	156,000	205,532
National Oilwell Varco, Inc. 3.95%, 12/1/2042	200,000	164,291
Weatherford International, Inc. 6.80%, 6/15/2037	50,000	40,000
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042 (a)	150,000	108,750
6.50%, 8/1/2036 (a)	155,000	121,287
6.75%, 9/15/2040	100,000	80,500

		1,332,280

ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
5.70%, 5/15/2041	150,000	168,821
6.20%, 3/1/2040	150,000	177,064
Waste Management, Inc.:
3.90%, 3/1/2035	325,000	304,255
4.10%, 3/1/2045	30,000	27,814

		677,954

FOOD & STAPLES RETAILING — 2.5%
CVS Health Corp.:
4.88%, 7/20/2035	125,000	131,298
5.13%, 7/20/2045	105,000	112,898
5.30%, 12/5/2043	175,000	191,677
5.75%, 5/15/2041	100,000	114,065
6.13%, 9/15/2039	200,000	238,064
6.25%, 6/1/2027	200,000	244,125
Delhaize America LLC 9.00%, 4/15/2031	50,000	65,737
Kroger Co.:
5.15%, 8/1/2043	130,000	137,267
5.40%, 7/15/2040	150,000	164,850
6.90%, 4/15/2038	100,000	126,600
7.50%, 4/1/2031	65,000	83,349
Sysco Corp.:
4.85%, 10/1/2045	85,000	87,136
6.63%, 3/17/2039	100,000	133,209
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	100,000	97,203
4.30%, 4/22/2044	175,000	178,395
4.75%, 10/2/2043	150,000	162,563
4.88%, 7/8/2040	175,000	192,161
5.00%, 10/25/2040	150,000	167,198
5.25%, 9/1/2035	380,000	436,724
5.63%, 4/1/2040	295,000	355,274
5.63%, 4/15/2041	375,000	453,423

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.88%, 4/5/2027	$200,000	$247,472
6.20%, 4/15/2038	100,000	127,726
6.50%, 8/15/2037	425,000	558,710
7.55%, 2/15/2030	330,000	465,597
Walgreen Co. 4.40%, 9/15/2042	100,000	90,731

		5,363,452

FOOD PRODUCTS — 1.7%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	123,244
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	175,000	168,890
4.54%, 3/26/2042	50,000	52,401
Campbell Soup Co. 3.80%, 8/2/2042	58,000	49,832
ConAgra Foods, Inc.:
4.65%, 1/25/2043	150,000	137,379
7.00%, 10/1/2028	50,000	60,115
7.13%, 10/1/2026	50,000	59,656
8.25%, 9/15/2030	130,000	177,804
Delhaize Group SA 5.70%, 10/1/2040	150,000	158,651
General Mills, Inc.:
4.15%, 2/15/2043	50,000	47,397
5.40%, 6/15/2040	150,000	165,665
JM Smucker Co.:
4.25%, 3/15/2035 (b)	200,000	191,513
4.38%, 3/15/2045 (b)	75,000	71,342
Kellogg Co. 7.45%, 4/1/2031	204,000	259,214
Kraft Foods Group, Inc.:
5.00%, 6/4/2042	450,000	464,685
6.50%, 2/9/2040	250,000	297,231
6.88%, 1/26/2039	200,000	247,076
Kraft Heinz Foods Co.:
5.00%, 7/15/2035 (b)	125,000	130,005
5.20%, 7/15/2045 (b)	85,000	90,285
Mondelez International, Inc. 6.50%, 2/9/2040	210,000	258,782
Tyson Foods, Inc.:
4.88%, 8/15/2034	150,000	152,610
5.15%, 8/15/2044	50,000	52,045
Unilever Capital Corp. 5.90%, 11/15/2032	260,000	336,636

		3,752,458

GAS UTILITIES — 0.5%
AGL Capital Corp.:
4.40%, 6/1/2043	50,000	48,964
5.88%, 3/15/2041	170,000	199,671
6.00%, 10/1/2034	50,000	58,582
Atmos Energy Corp.:
4.13%, 10/15/2044	115,000	108,907
4.15%, 1/15/2043	125,000	119,068
5.50%, 6/15/2041	50,000	56,818
KeySpan Corp.:
5.80%, 4/1/2035	175,000	196,312
8.00%, 11/15/2030	10,000	13,530
ONE Gas, Inc. 4.66%, 2/1/2044	130,000	136,165
Piedmont Natural Gas Co., Inc.:
4.10%, 9/18/2034	100,000	100,621
4.65%, 8/1/2043	25,000	26,810
Southern California Gas Co. 3.75%, 9/15/2042	50,000	47,069

		1,112,517

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Becton Dickinson and Co.:
4.69%, 12/15/2044	100,000	99,575
4.88%, 5/15/2044	100,000	102,524
6.00%, 5/15/2039	100,000	114,344
Boston Scientific Corp. 7.38%, 1/15/2040	151,000	189,111
Covidien International Finance SA 6.55%, 10/15/2037	150,000	191,425
Medtronic, Inc.:
4.00%, 4/1/2043	140,000	130,446
4.38%, 3/15/2035	250,000	253,052
4.50%, 3/15/2042	100,000	100,276
4.63%, 3/15/2044	200,000	204,536
4.63%, 3/15/2045	600,000	620,968
5.55%, 3/15/2040	150,000	171,950
St. Jude Medical, Inc. 4.75%, 4/15/2043	175,000	171,524
Stryker Corp. 4.10%, 4/1/2043	140,000	132,659
Zimmer Biomet Holdings, Inc.:
4.25%, 8/15/2035	215,000	200,429
4.45%, 8/15/2045	130,000	120,257
5.75%, 11/30/2039	100,000	109,674

		2,912,750

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Aetna, Inc.:
4.13%, 11/15/2042	100,000	92,215
4.50%, 5/15/2042	90,000	87,521
6.63%, 6/15/2036	100,000	122,844
6.75%, 12/15/2037	200,000	248,722
AmerisourceBergen Corp. 4.25%, 3/1/2045	100,000	92,388
Anthem, Inc.:
4.63%, 5/15/2042	150,000	146,473
4.65%, 1/15/2043	205,000	199,370
4.65%, 8/15/2044	150,000	145,091
5.85%, 1/15/2036	200,000	220,639
5.95%, 12/15/2034	10,000	11,121
6.38%, 6/15/2037	220,000	260,361
Baylor Scott & White Holdings 4.19%, 11/15/2045	155,000	143,804
Cardinal Health, Inc.:
3.75%, 9/15/2025 (a)	150,000	151,708
4.50%, 11/15/2044	100,000	96,352
4.60%, 3/15/2043	60,000	57,022
Catholic Health Initiatives 4.35%, 11/1/2042	200,000	181,662
Cigna Corp.:
5.38%, 2/15/2042	100,000	107,968
5.88%, 3/15/2041	100,000	114,237
7.88%, 5/15/2027	100,000	132,533
Cleveland Clinic Foundation 4.86%, 1/1/2114	70,000	66,935

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Dignity Health 5.27%, 11/1/2064	$65,000	$66,567
Humana, Inc.:
4.63%, 12/1/2042	107,000	103,666
4.95%, 10/1/2044	150,000	151,566
Kaiser Foundation Hospitals 4.88%, 4/1/2042	50,000	52,237
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	225,000	205,573
Mayo Clinic 4.00%, 11/15/2047	100,000	93,568
McKesson Corp.:
4.88%, 3/15/2044 (a)	150,000	151,168
6.00%, 3/1/2041	50,000	58,167
Memorial Sloan-Kettering Cancer Center 4.20%, 7/1/2055	218,000	202,074
New York & Presbyterian Hospital 4.02%, 8/1/2045	200,000	185,007
NYU Hospitals Center 4.78%, 7/1/2044	155,000	157,479
Ochsner Clinic Foundation 5.90%, 5/15/2045	100,000	105,252
Quest Diagnostics, Inc. 4.70%, 3/30/2045	150,000	137,028
Texas Health Resources 4.33%, 11/15/2055	90,000	85,110
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	150,000	139,795
4.25%, 3/15/2043 (a)	150,000	147,565
4.38%, 3/15/2042	200,000	198,238
4.63%, 7/15/2035	140,000	148,290
4.63%, 11/15/2041	100,000	102,165
4.75%, 7/15/2045	165,000	174,194
5.80%, 3/15/2036	50,000	59,138
5.95%, 2/15/2041	100,000	120,178
6.50%, 6/15/2037	200,000	254,005
6.63%, 11/15/2037	100,000	129,043
6.88%, 2/15/2038	190,000	252,179

		6,158,218

HOTELS, RESTAURANTS & LEISURE — 0.6%
Darden Restaurants, Inc. 6.80%, 10/15/2037	50,000	60,322
Marriott International, Inc. 3.75%, 10/1/2025 (a)	50,000	49,760
McDonald’s Corp.:
3.63%, 5/1/2043 (a)	100,000	84,408
3.70%, 2/15/2042	125,000	107,366
4.60%, 5/26/2045	63,000	62,676
6.30%, 3/1/2038	405,000	494,075
Starbucks Corp. 4.30%, 6/15/2045	70,000	71,384
Starwood Hotels & Resorts Worldwide, Inc. 4.50%, 10/1/2034	150,000	130,365
Yum! Brands, Inc. 6.88%, 11/15/2037	182,000	208,636

		1,268,992

HOUSEHOLD DURABLES — 0.0% (c)
Whirlpool Corp. 5.15%, 3/1/2043	50,000	50,722

HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co. 4.00%, 8/15/2045	100,000	99,446
Kimberly-Clark Corp.:
3.70%, 6/1/2043	165,000	153,312
6.63%, 8/1/2037	100,000	132,163
Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	119,616
5.55%, 3/5/2037	150,000	180,528
5.80%, 8/15/2034	100,000	123,960

		809,025

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
TransAlta Corp. 6.50%, 3/15/2040	100,000	91,140

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.:
3.88%, 6/15/2044	150,000	147,016
5.70%, 3/15/2037	100,000	123,146
General Electric Co.:
4.13%, 10/9/2042	400,000	393,159
4.50%, 3/11/2044	302,000	312,773
Koninklijke Philips NV:
5.00%, 3/15/2042	80,000	77,917
6.88%, 3/11/2038	150,000	176,792
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	131,680
Tyco International Finance SA:
3.90%, 2/14/2026	50,000	50,595
5.13%, 9/14/2045 (a)	50,000	52,055

		1,465,133

INSURANCE — 4.3%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	150,000	143,323
6.70%, 5/15/2036	50,000	64,823
Aflac, Inc. 6.45%, 8/15/2040	150,000	183,656
Alleghany Corp. 4.90%, 9/15/2044	125,000	120,653
Allstate Corp.:
4.50%, 6/15/2043	225,000	227,422
5.35%, 6/1/2033	50,000	56,570
5.55%, 5/9/2035	175,000	203,727
5.95%, 4/1/2036	30,000	36,552
American International Group, Inc.:
3.88%, 1/15/2035	200,000	183,942
4.38%, 1/15/2055	150,000	136,275
4.50%, 7/16/2044	100,000	97,599
4.70%, 7/10/2035	150,000	152,244
4.80%, 7/10/2045	100,000	101,546
6.25%, 5/1/2036	225,000	269,612
8.18%, 5/15/2068 (d)	225,000	294,750
Aon PLC:
4.45%, 5/24/2043	100,000	94,935
4.75%, 5/15/2045	150,000	147,607
Arch Capital Group US, Inc. 5.14%, 11/1/2043	200,000	204,869
Assurant, Inc. 6.75%, 2/15/2034	50,000	59,882

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

AXA SA 8.60%, 12/15/2030	$115,000	$155,250
AXIS Specialty Finance PLC 5.15%, 4/1/2045	50,000	50,904
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	150,000	144,547
4.40%, 5/15/2042	180,000	175,801
5.75%, 1/15/2040	50,000	58,502
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	25,000	24,875
Chubb Corp. 6.00%, 5/11/2037	255,000	312,252
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	126,883
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	58,505
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	100,000	96,785
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	121,000	116,243
5.95%, 10/15/2036	100,000	116,855
6.63%, 3/30/2040	50,000	64,334
Lincoln National Corp.:
6.15%, 4/7/2036	50,000	58,735
6.30%, 10/9/2037	150,000	179,650
Loews Corp. 4.13%, 5/15/2043	150,000	135,615
Markel Corp. 5.00%, 3/30/2043	33,000	33,090
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/2026	50,000	50,508
5.88%, 8/1/2033	50,000	57,818
MetLife, Inc.:
4.13%, 8/13/2042	150,000	142,357
4.72%, 12/15/2044	200,000	206,295
4.88%, 11/13/2043	180,000	190,647
5.70%, 6/15/2035	100,000	116,257
5.88%, 2/6/2041	200,000	240,229
6.40%, 12/15/2036	200,000	218,000
6.50%, 12/15/2032	100,000	125,123
10.75%, 8/1/2039	190,000	296,400
Principal Financial Group, Inc.:
4.63%, 9/15/2042	50,000	49,041
6.05%, 10/15/2036	150,000	175,059
Progressive Corp.:
4.35%, 4/25/2044	100,000	99,483
6.25%, 12/1/2032	180,000	223,498
Protective Life Corp. 8.45%, 10/15/2039	90,000	119,540
Prudential Financial, Inc.:
4.60%, 5/15/2044	200,000	200,569
5.10%, 8/15/2043	100,000	106,145
5.40%, 6/13/2035	50,000	54,449
5.63%, 5/12/2041	125,000	140,465
5.70%, 12/14/2036	125,000	141,985
5.75%, 7/15/2033	75,000	85,377
6.63%, 12/1/2037	200,000	250,031
6.63%, 6/21/2040	50,000	62,852
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	35,000	45,012
Travelers Cos., Inc.:
4.30%, 8/25/2045	100,000	99,801
4.60%, 8/1/2043	158,000	164,285
6.25%, 6/15/2037	280,000	351,852
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	62,421
Unum Group 5.75%, 8/15/2042	50,000	56,456
Voya Financial, Inc. 5.70%, 7/15/2043	100,000	114,875
W.R. Berkley Corp. 4.75%, 8/1/2044	150,000	145,819
XL Group PLC 6.25%, 5/15/2027	100,000	119,100
XLIT, Ltd. 5.50%, 3/31/2045	135,000	128,547

		9,329,109

INTERNET SOFTWARE & SERVICES — 0.3%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034 (b)	100,000	93,973
Amazon.com, Inc. 4.95%, 12/5/2044	400,000	407,272
eBay, Inc. 4.00%, 7/15/2042	200,000	153,340

		654,585

IT SERVICES — 0.3%
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	100,000	92,388
5.60%, 11/30/2039	237,000	272,052
5.88%, 11/29/2032	100,000	120,580
6.22%, 8/1/2027	50,000	61,875
6.50%, 1/15/2028	50,000	63,380
7.00%, 10/30/2025	50,000	64,700

		674,975

LEISURE PRODUCTS — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	100,000	97,615
6.35%, 3/15/2040	50,000	55,953
Mattel, Inc. 6.20%, 10/1/2040	100,000	108,706

		262,274

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	57,000	60,155

MACHINERY — 1.2%
Caterpillar, Inc.:
3.80%, 8/15/2042 (a)	156,000	141,131
4.30%, 5/15/2044 (a)	100,000	97,395
4.75%, 5/15/2064	25,000	24,571
5.20%, 5/27/2041	140,000	152,973
5.30%, 9/15/2035	100,000	108,639
6.05%, 8/15/2036	100,000	118,243
Cummins, Inc. 4.88%, 10/1/2043	119,000	126,355
Danaher Corp. 4.38%, 9/15/2045	90,000	92,781
Deere & Co.:
3.90%, 6/9/2042	200,000	188,827

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.38%, 10/16/2029	$50,000	$59,167
7.13%, 3/3/2031	100,000	131,984
Dover Corp. 5.38%, 3/1/2041	214,000	249,459
Eaton Corp.:
4.00%, 11/2/2032	200,000	191,808
4.15%, 11/2/2042	150,000	138,907
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	150,000	142,277
4.88%, 9/15/2041	125,000	136,426
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	100,000	109,393
Parker-Hannifin Corp.:
4.20%, 11/21/2034	110,000	111,681
4.45%, 11/21/2044	125,000	129,286
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	54,175
Valmont Industries, Inc.:
5.00%, 10/1/2044	50,000	44,856
5.25%, 10/1/2054	50,000	43,823

		2,594,157

MEDIA — 6.8%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	115,000	110,952
5.40%, 10/1/2043	100,000	105,510
6.15%, 3/1/2037	250,000	282,850
6.15%, 2/15/2041	250,000	285,900
6.20%, 12/15/2034	190,000	218,405
6.40%, 12/15/2035	150,000	173,745
6.55%, 3/15/2033	150,000	182,160
6.65%, 11/15/2037	190,000	227,886
6.90%, 8/15/2039	100,000	123,380
7.75%, 12/1/2045	75,000	103,500
CBS Corp.:
4.00%, 1/15/2026 (a)	105,000	103,340
4.60%, 1/15/2045	200,000	175,733
4.85%, 7/1/2042	100,000	92,510
5.50%, 5/15/2033	140,000	139,972
5.90%, 10/15/2040	100,000	103,960
7.88%, 7/30/2030	125,000	162,625
CCO Safari II LLC:
6.38%, 10/23/2035 (b)	345,000	348,167
6.48%, 10/23/2045 (b)	385,000	387,140
6.83%, 10/23/2055 (b)	65,000	64,667
Comcast Corp.:
4.20%, 8/15/2034	123,000	121,076
4.25%, 1/15/2033	100,000	99,247
4.40%, 8/15/2035	135,000	136,017
4.50%, 1/15/2043	100,000	100,279
4.65%, 7/15/2042	258,000	264,308
4.75%, 3/1/2044	155,000	161,639
5.65%, 6/15/2035	100,000	115,749
6.40%, 5/15/2038	350,000	436,739
6.40%, 3/1/2040	150,000	189,825
6.45%, 3/15/2037	450,000	561,208
6.55%, 7/1/2039	150,000	190,406
6.95%, 8/15/2037	410,000	539,121
7.05%, 3/15/2033	100,000	130,292
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15%, 3/15/2042	150,000	141,097
6.00%, 8/15/2040	250,000	262,875
6.38%, 3/1/2041	250,000	274,950
Discovery Communications LLC:
4.88%, 4/1/2043	350,000	303,135
4.95%, 5/15/2042	125,000	110,200
Grupo Televisa SA 5.00%, 5/13/2045	250,000	222,430
Grupo Televisa SAB 6.63%, 1/15/2040	160,000	174,159
Historic TW, Inc. 6.63%, 5/15/2029	250,000	306,550
McGraw-Hill Financial, Inc.:
4.40%, 2/15/2026 (b)	50,000	50,488
6.55%, 11/15/2037	100,000	115,707
NBCUniversal Media LLC:
4.45%, 1/15/2043	150,000	149,245
5.95%, 4/1/2041	380,000	457,084
6.40%, 4/30/2040	250,000	316,617
Thomson Reuters Corp.:
5.65%, 11/23/2043	100,000	107,603
5.85%, 4/15/2040	150,000	163,827
Time Warner Cable, Inc.:
4.50%, 9/15/2042	200,000	158,324
5.50%, 9/1/2041	205,000	184,644
5.88%, 11/15/2040	150,000	140,550
6.55%, 5/1/2037	25,000	24,768
6.75%, 6/15/2039	300,000	300,603
7.30%, 7/1/2038	455,000	482,118
Time Warner Cos., Inc. 6.95%, 1/15/2028	200,000	248,220
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	250,000	293,650
Time Warner, Inc.:
4.65%, 6/1/2044	150,000	143,986
4.90%, 6/15/2042	175,000	174,195
5.35%, 12/15/2043	150,000	158,779
5.38%, 10/15/2041	100,000	105,098
6.20%, 3/15/2040	150,000	171,510
6.25%, 3/29/2041	155,000	177,560
6.50%, 11/15/2036	225,000	267,655
7.63%, 4/15/2031	440,000	573,216
7.70%, 5/1/2032	130,000	170,433
Viacom, Inc.:
4.38%, 3/15/2043	362,000	273,020
4.85%, 12/15/2034	140,000	120,321
4.88%, 6/15/2043	50,000	40,545
5.25%, 4/1/2044 (a)	100,000	87,586
5.85%, 9/1/2043	100,000	92,737
6.88%, 4/30/2036	200,000	209,554
Walt Disney Co.:
4.13%, 12/1/2041	50,000	49,870
4.13%, 6/1/2044 (a)	192,000	192,417
4.38%, 8/16/2041	50,000	51,677
7.00%, 3/1/2032	150,000	207,506
WPP Finance 2010:
5.13%, 9/7/2042	50,000	48,390
5.63%, 11/15/2043	80,000	83,154

		14,826,361

METALS & MINING — 2.3%
Barrick Gold Corp. 5.25%, 4/1/2042	100,000	80,236

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Barrick North America Finance LLC:
5.70%, 5/30/2041	$30,000	$24,520
5.75%, 5/1/2043	100,000	86,092
7.50%, 9/15/2038	300,000	298,950
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	275,000	246,548
5.00%, 9/30/2043	225,000	227,660
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	250,000	173,750
5.45%, 3/15/2043	320,000	221,600
Goldcorp, Inc. 5.45%, 6/9/2044	100,000	90,217
Newmont Mining Corp.:
4.88%, 3/15/2042	150,000	115,045
5.88%, 4/1/2035	250,000	216,002
6.25%, 10/1/2039	90,000	80,003
Nucor Corp.:
5.20%, 8/1/2043	136,000	139,368
6.40%, 12/1/2037	100,000	116,667
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	100,000	105,677
6.13%, 12/15/2033	115,000	126,955
7.25%, 3/15/2031	100,000	121,208
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (a)	75,000	64,050
4.75%, 3/22/2042	100,000	93,136
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040	50,000	48,420
7.13%, 7/15/2028	250,000	308,846
Southern Copper Corp.:
5.25%, 11/8/2042	150,000	113,165
5.88%, 4/23/2045	308,000	250,927
6.75%, 4/16/2040	175,000	155,874
7.50%, 7/27/2035	200,000	194,910
Teck Resources, Ltd.:
5.40%, 2/1/2043	100,000	55,000
6.00%, 8/15/2040	150,000	83,250
6.13%, 10/1/2035	150,000	83,250
6.25%, 7/15/2041	100,000	56,500
Vale Overseas, Ltd.:
6.88%, 11/21/2036 (a)	420,000	333,492
6.88%, 11/10/2039	400,000	314,174
8.25%, 1/17/2034	150,000	138,310
Vale SA 5.63%, 9/11/2042 (a)	325,000	227,707

		4,991,509

MULTI-UTILITIES — 0.8%
American Water Capital Corp.:
4.30%, 12/1/2042	150,000	151,140
6.59%, 10/15/2037	150,000	195,307
Berkshire Hathaway Energy:
5.95%, 5/15/2037	200,000	234,850
6.13%, 4/1/2036	130,000	156,487
6.50%, 9/15/2037	130,000	161,588
Dominion Resources, Inc.:
4.90%, 8/1/2041	100,000	100,692
5.25%, 8/1/2033	186,000	195,901
DTE Energy Co. 6.38%, 4/15/2033	50,000	61,413
Entergy Arkansas, Inc. 4.95%, 12/15/2044	50,000	50,335
MidAmerican Energy Co. 4.80%, 9/15/2043	265,000	288,400
Midamerican Funding LLC 6.93%, 3/1/2029	13,000	16,546
Sempra Energy 6.00%, 10/15/2039	150,000	173,595
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	6,326	6,648

		1,792,902

MULTILINE RETAIL — 0.7%
Kohl’s Corp. 5.55%, 7/17/2045 (a)	50,000	48,704
Macy’s Retail Holdings, Inc.:
5.13%, 1/15/2042	150,000	141,585
6.38%, 3/15/2037	125,000	135,663
6.70%, 7/15/2034	50,000	56,956
6.90%, 1/15/2032	113,000	135,146
Nordstrom, Inc.:
5.00%, 1/15/2044	100,000	106,529
6.95%, 3/15/2028	50,000	62,618
Target Corp.:
4.00%, 7/1/2042	100,000	97,874
6.35%, 11/1/2032	80,000	101,932
6.50%, 10/15/2037	300,000	393,804
7.00%, 1/15/2038	225,000	310,651

		1,591,462

OFFICE ELECTRONICS — 0.1%
Xerox Corp.:
4.80%, 3/1/2035 (a)	100,000	91,687
6.75%, 12/15/2039	15,000	16,879

		108,566

OIL, GAS & CONSUMABLE FUELS — 11.2%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	29,000	28,445
Anadarko Petroleum Corp.:
4.50%, 7/15/2044 (a)	75,000	67,081
6.20%, 3/15/2040	175,000	186,900
6.45%, 9/15/2036	400,000	442,576
Apache Corp.:
4.25%, 1/15/2044	325,000	276,019
5.10%, 9/1/2040	400,000	376,776
5.25%, 2/1/2042	75,000	71,582
6.00%, 1/15/2037	175,000	184,033
Baker Hughes, Inc.:
5.13%, 9/15/2040	250,000	249,757
6.88%, 1/15/2029	41,000	49,238
Buckeye Partners LP 5.85%, 11/15/2043	100,000	90,100
Burlington Resources Finance Co.:
7.20%, 8/15/2031	130,000	166,023
7.40%, 12/1/2031	150,000	198,495
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	100,000	94,131
6.25%, 3/15/2038	75,000	73,389
6.50%, 2/15/2037	200,000	201,554
6.75%, 2/1/2039	150,000	153,875
7.20%, 1/15/2032	50,000	56,000

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Cenovus Energy, Inc.:
4.45%, 9/15/2042	$100,000	$77,955
5.20%, 9/15/2043	100,000	85,251
6.75%, 11/15/2039	200,000	202,806
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	135,000	154,727
6.63%, 11/1/2037	100,000	121,852
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045 (b)	150,000	141,273
Conoco Funding Co. 7.25%, 10/15/2031	165,000	213,081
ConocoPhillips:
4.15%, 11/15/2034	145,000	137,076
4.30%, 11/15/2044	200,000	187,920
5.90%, 10/15/2032	125,000	142,750
5.90%, 5/15/2038	100,000	113,105
6.50%, 2/1/2039	250,000	301,999
6.95%, 4/15/2029	233,000	293,394
Continental Resources, Inc. 4.90%, 6/1/2044 (a)	150,000	106,823
Devon Energy Corp.:
4.75%, 5/15/2042	200,000	176,564
5.00%, 6/15/2045 (a)	105,000	95,475
7.95%, 4/15/2032	225,000	271,094
Devon Financing Corp. ULC 7.88%, 9/30/2031	245,000	292,904
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	200,000	124,209
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	112,008
Enbridge Energy Partners LP 5.50%, 9/15/2040	150,000	131,065
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	109,470
Enbridge, Inc. 4.50%, 6/10/2044	100,000	74,841
Encana Corp.:
5.15%, 11/15/2041	75,000	58,223
6.50%, 8/15/2034	100,000	89,684
6.50%, 2/1/2038	150,000	132,639
6.63%, 8/15/2037	250,000	224,618
Energy Transfer Partners LP:
4.90%, 3/15/2035	100,000	80,014
5.15%, 2/1/2043	250,000	196,963
5.15%, 3/15/2045	200,000	154,878
5.95%, 10/1/2043	100,000	86,512
6.05%, 6/1/2041	247,000	217,016
6.13%, 12/15/2045	100,000	88,354
6.50%, 2/1/2042	100,000	91,100
6.63%, 10/15/2036	50,000	47,258
7.50%, 7/1/2038	100,000	102,391
ENI USA, Inc. 7.30%, 11/15/2027	50,000	62,116
EnLink Midstream Partners LP 5.60%, 4/1/2044	125,000	110,024
Ensco PLC 5.75%, 10/1/2044	325,000	218,251
Enterprise Products Operating LLC:
4.45%, 2/15/2043	200,000	167,686
4.85%, 8/15/2042	150,000	134,805
4.85%, 3/15/2044	200,000	177,948
4.95%, 10/15/2054	200,000	169,479
5.10%, 2/15/2045	300,000	275,988
5.95%, 2/1/2041	225,000	229,981
6.13%, 10/15/2039	100,000	103,762
6.65%, 10/15/2034	100,000	111,173
6.88%, 3/1/2033	150,000	169,619
7.55%, 4/15/2038	115,000	140,438
EOG Resources, Inc. 3.90%, 4/1/2035	50,000	47,051
Exxon Mobil Corp. 3.57%, 3/6/2045	85,000	80,044
Hess Corp.:
5.60%, 2/15/2041	250,000	231,473
6.00%, 1/15/2040	125,000	123,713
7.30%, 8/15/2031	115,000	129,122
7.88%, 10/1/2029	140,000	168,196
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	54,000
Kerr-McGee Corp. 7.88%, 9/15/2031	150,000	184,211
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	200,000	147,310
5.00%, 8/15/2042	200,000	154,774
5.00%, 3/1/2043	50,000	38,314
5.40%, 9/1/2044	100,000	80,140
5.50%, 3/1/2044	140,000	114,948
5.63%, 9/1/2041	100,000	82,302
5.80%, 3/15/2035	100,000	89,475
6.38%, 3/1/2041	100,000	90,628
6.50%, 2/1/2037	100,000	92,091
6.50%, 9/1/2039	200,000	184,510
6.55%, 9/15/2040	50,000	46,355
6.95%, 1/15/2038	125,000	121,784
7.30%, 8/15/2033	100,000	97,254
7.40%, 3/15/2031	200,000	196,712
Kinder Morgan, Inc.:
5.05%, 2/15/2046	105,000	80,300
5.30%, 12/1/2034	155,000	130,551
5.55%, 6/1/2045	150,000	122,761
7.75%, 1/15/2032	325,000	330,038
Magellan Midstream Partners LP:
4.20%, 12/1/2042	100,000	83,860
4.20%, 3/15/2045	100,000	81,370
5.15%, 10/15/2043	100,000	95,980
Marathon Oil Corp.:
5.20%, 6/1/2045	100,000	83,769
6.60%, 10/1/2037	156,000	153,658
6.80%, 3/15/2032	100,000	108,490
Marathon Petroleum Corp.:
4.75%, 9/15/2044	100,000	87,219
5.00%, 9/15/2054	150,000	125,516
6.50%, 3/1/2041	120,000	126,072
Murphy Oil Corp. 5.13%, 12/1/2042	50,000	34,648
Noble Energy, Inc.:
5.05%, 11/15/2044	150,000	128,084
5.25%, 11/15/2043	114,000	99,229
6.00%, 3/1/2041	275,000	260,233
Noble Holding International, Ltd.:
5.25%, 3/15/2042	175,000	105,187
6.05%, 3/1/2041	50,000	32,052

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.95%, 4/1/2045	$100,000	$71,273
Occidental Petroleum Corp. 4.63%, 6/15/2045	85,000	85,996
ONEOK Partners LP:
6.13%, 2/1/2041	100,000	89,340
6.20%, 9/15/2043	180,000	157,836
6.65%, 10/1/2036	150,000	145,380
6.85%, 10/15/2037	100,000	97,990
Petro-Canada:
5.35%, 7/15/2033	100,000	104,920
5.95%, 5/15/2035	100,000	110,696
6.80%, 5/15/2038	345,000	418,847
Phillips 66:
4.65%, 11/15/2034	229,000	223,831
4.88%, 11/15/2044	175,000	167,472
5.88%, 5/1/2042	250,000	270,291
Phillips 66 Partners LP 4.68%, 2/15/2045	60,000	48,200
Plains All American Pipeline LP/PAA Finance Corp.:
4.65%, 10/15/2025	250,000	249,765
4.70%, 6/15/2044	150,000	129,259
4.90%, 2/15/2045	50,000	44,444
5.15%, 6/1/2042	100,000	91,455
6.65%, 1/15/2037	225,000	238,732
Rowan Cos., Inc.:
5.40%, 12/1/2042	100,000	59,773
5.85%, 1/15/2044 (a)	33,000	20,713
Shell International Finance BV:
3.63%, 8/21/2042	390,000	339,174
4.13%, 5/11/2035	300,000	292,623
4.38%, 5/11/2045	167,000	164,086
4.55%, 8/12/2043	300,000	300,846
5.50%, 3/25/2040	200,000	225,269
6.38%, 12/15/2038	340,000	420,922
Southern Natural Gas Co. 8.00%, 3/1/2032	115,000	120,026
Spectra Energy Capital LLC 7.50%, 9/15/2038	100,000	107,090
Spectra Energy Partners LP 5.95%, 9/25/2043	150,000	150,367
Suncor Energy, Inc.:
6.50%, 6/15/2038	275,000	327,161
6.85%, 6/1/2039	100,000	121,810
Sunoco Logistics Partners Operations LP:
5.30%, 4/1/2044	125,000	98,893
6.10%, 2/15/2042	100,000	91,680
6.85%, 2/15/2040	150,000	149,445
Talisman Energy, Inc.:
5.50%, 5/15/2042	100,000	74,510
5.85%, 2/1/2037	200,000	156,617
6.25%, 2/1/2038	160,000	130,599
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	121,480
Tosco Corp.:
7.80%, 1/1/2027	100,000	130,840
8.13%, 2/15/2030	100,000	136,000
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	325,000	302,582
5.00%, 10/16/2043	150,000	142,171
6.10%, 6/1/2040	200,000	220,930
7.25%, 8/15/2038	200,000	242,787
7.63%, 1/15/2039	115,000	149,004
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	16,920
5.40%, 8/15/2041	50,000	44,105
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	89,798
6.63%, 6/15/2037	200,000	219,892
7.50%, 4/15/2032	125,000	147,228
10.50%, 3/15/2039	100,000	146,013
Western Gas Partners LP 5.45%, 4/1/2044	50,000	44,941
Williams Cos., Inc.:
5.75%, 6/24/2044	150,000	103,875
7.75%, 6/15/2031	100,000	87,545
8.75%, 3/15/2032	150,000	142,643
Williams Partners LP:
4.00%, 9/15/2025	200,000	170,606
4.90%, 1/15/2045	150,000	110,957
5.10%, 9/15/2045	100,000	75,990
5.40%, 3/4/2044	150,000	119,297
5.80%, 11/15/2043	50,000	41,698
6.30%, 4/15/2040	200,000	177,689
XTO Energy, Inc. 6.75%, 8/1/2037	100,000	141,040

		24,521,322

PAPER & FOREST PRODUCTS — 0.6%
Domtar Corp. 6.75%, 2/15/2044	50,000	50,109
Georgia-Pacific LLC:
7.75%, 11/15/2029	100,000	132,940
8.88%, 5/15/2031	150,000	214,926
International Paper Co.:
3.80%, 1/15/2026	100,000	98,399
4.80%, 6/15/2044	154,000	142,020
5.00%, 9/15/2035	100,000	98,980
6.00%, 11/15/2041	100,000	107,081
7.30%, 11/15/2039	125,000	151,374
8.70%, 6/15/2038	200,000	273,244
Westvaco Corp. 7.95%, 2/15/2031	100,000	130,336

		1,399,409

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc.:
4.38%, 6/15/2045	100,000	100,706
6.00%, 5/15/2037	50,000	61,229

		161,935

PHARMACEUTICALS — 4.5%
Abbott Laboratories:
5.30%, 5/27/2040	225,000	252,292
6.00%, 4/1/2039	75,000	91,441
AbbVie, Inc.:
4.40%, 11/6/2042	774,000	712,802
4.50%, 5/14/2035	400,000	384,752
4.70%, 5/14/2045	150,000	144,608
Actavis Funding SCS:
4.55%, 3/15/2035	255,000	232,478
4.75%, 3/15/2045	200,000	180,070
4.85%, 6/15/2044	475,000	433,727

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Actavis, Inc. 4.63%, 10/1/2042	$306,000	$281,382
AstraZeneca PLC:
4.00%, 9/18/2042	250,000	242,690
6.45%, 9/15/2037	325,000	416,462
Baxalta, Inc. 5.25%, 6/23/2045 (b)	75,000	75,197
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	71,000	60,902
5.88%, 11/15/2036	374,000	459,240
Eli Lilly & Co.:
3.70%, 3/1/2045	100,000	93,820
5.50%, 3/15/2027	183,000	219,593
5.55%, 3/15/2037 (a)	50,000	59,389
Express Scripts Holding Co. 6.13%, 11/15/2041	125,000	142,745
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	45,000	44,408
6.38%, 5/15/2038	495,000	627,352
Johnson & Johnson:
4.38%, 12/5/2033	35,000	37,893
4.50%, 9/1/2040	75,000	81,104
4.50%, 12/5/2043	50,000	54,586
4.85%, 5/15/2041	100,000	113,861
4.95%, 5/15/2033	100,000	114,506
5.85%, 7/15/2038	125,000	159,760
5.95%, 8/15/2037	175,000	224,975
6.95%, 9/1/2029	140,000	200,348
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	222,000	208,481
Merck & Co., Inc.:
3.60%, 9/15/2042	100,000	90,947
3.70%, 2/10/2045	70,000	64,326
4.15%, 5/18/2043	350,000	347,040
5.85%, 6/30/2039	100,000	124,955
5.95%, 12/1/2028	200,000	250,846
6.50%, 12/1/2033	150,000	196,204
6.55%, 9/15/2037	70,000	92,813
Mylan, Inc. 5.40%, 11/29/2043	167,000	162,702
Novartis Capital Corp.:
3.70%, 9/21/2042	100,000	95,685
4.40%, 5/6/2044	200,000	213,133
Perrigo Finance PLC 4.90%, 12/15/2044	150,000	141,512
Pfizer, Inc.:
4.30%, 6/15/2043	200,000	197,380
4.40%, 5/15/2044 (a)	105,000	105,306
7.20%, 3/15/2039	160,000	218,403
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	150,000	169,127
Wyeth:
5.95%, 4/1/2037	370,000	438,772
6.50%, 2/1/2034	175,000	220,092
Wyeth LLC 6.00%, 2/15/2036	200,000	237,294
Zoetis, Inc. 4.70%, 2/1/2043	176,000	156,612

		9,874,013

PIPELINES — 0.0% (c)
Enable Midstream Partners LP 5.00%, 5/15/2044 (b)	85,000	63,005

PROFESSIONAL SERVICES — 0.0% (c)
Verisk Analytics, Inc. 5.50%, 6/15/2045	100,000	99,540

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	20,000	19,978
Brandywine Operating Partnership LP 4.55%, 10/1/2029	50,000	49,187
Digital Delta Holdings LLC 4.75%, 10/1/2025 (b)	100,000	100,720
ERP Operating LP 4.50%, 7/1/2044	200,000	200,569
Federal Realty Investment Trust 4.50%, 12/1/2044	100,000	98,686
HCP, Inc. 6.75%, 2/1/2041	50,000	61,282
Kilroy Realty LP 4.25%, 8/15/2029	140,000	135,567
Kimco Realty Corp. 4.25%, 4/1/2045	150,000	138,124
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027 (b)	150,000	144,675
5.25%, 1/15/2026 (b)	50,000	50,949
Realty Income Corp. 4.13%, 10/15/2026	50,000	50,945
Regency Centers LP 3.90%, 11/1/2025	60,000	60,442
Simon Property Group LP:
4.25%, 10/1/2044	150,000	144,388
6.75%, 2/1/2040	115,000	151,136
Ventas Realty LP:
4.13%, 1/15/2026	31,000	31,164
5.70%, 9/30/2043	100,000	110,700
Welltower, Inc. 6.50%, 3/15/2041	111,000	132,234
Weyerhaeuser Co.:
6.95%, 10/1/2027	30,000	35,954
7.38%, 3/15/2032	150,000	185,175

		1,901,875

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
CBRE Services, Inc. 4.88%, 3/1/2026	100,000	99,305

ROAD & RAIL — 2.6%
Burlington Northern Santa Fe LLC:
4.15%, 4/1/2045	237,000	219,452
4.38%, 9/1/2042	250,000	238,324
4.40%, 3/15/2042	125,000	119,686
4.45%, 3/15/2043	200,000	192,874
4.70%, 9/1/2045	100,000	100,124
4.90%, 4/1/2044	200,000	206,454
4.95%, 9/15/2041	200,000	207,926
5.05%, 3/1/2041	250,000	262,313
5.15%, 9/1/2043	225,000	239,361
5.75%, 5/1/2040	150,000	171,101
6.15%, 5/1/2037	100,000	120,265
7.95%, 8/15/2030	50,000	71,202

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Canadian National Railway Co.:
4.50%, 11/7/2043	$50,000	$52,589
6.25%, 8/1/2034	100,000	126,313
6.38%, 11/15/2037	222,000	289,899
6.90%, 7/15/2028	45,000	60,440
Canadian Pacific Railway Co.:
3.70%, 2/1/2026	65,000	65,217
4.80%, 9/15/2035	85,000	86,928
4.80%, 8/1/2045	50,000	50,140
5.75%, 1/15/2042	100,000	112,612
5.95%, 5/15/2037	150,000	171,027
6.13%, 9/15/2115	65,000	68,724
Con-way, Inc. 6.70%, 5/1/2034	50,000	37,250
CSX Corp.:
4.10%, 3/15/2044	111,000	100,901
4.40%, 3/1/2043	100,000	95,225
4.50%, 8/1/2054	150,000	139,327
4.75%, 5/30/2042	147,000	146,734
6.00%, 10/1/2036	55,000	63,898
6.15%, 5/1/2037	200,000	235,681
6.22%, 4/30/2040	120,000	144,004
Kansas City Southern Railway Co.:
4.30%, 5/15/2043	17,000	15,631
4.95%, 8/15/2045	200,000	200,560
Norfolk Southern Corp.:
4.84%, 10/1/2041	280,000	282,288
6.00%, 3/15/2105	100,000	110,977
7.80%, 5/15/2027	100,000	135,038
Union Pacific Corp.:
3.38%, 2/1/2035	150,000	136,854
3.88%, 2/1/2055	194,000	173,634
4.30%, 6/15/2042	80,000	80,350
4.75%, 9/15/2041	75,000	80,048
4.82%, 2/1/2044	102,000	110,366
4.85%, 6/15/2044	145,000	158,158

		5,679,895

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Applied Materials, Inc.:
5.10%, 10/1/2035	140,000	142,047
5.85%, 6/15/2041 (a)	100,000	110,182
Intel Corp.:
4.00%, 12/15/2032	200,000	193,889
4.25%, 12/15/2042	200,000	190,927
4.80%, 10/1/2041	50,000	51,494
4.90%, 7/29/2045	160,000	166,050
KLA-Tencor Corp. 5.65%, 11/1/2034	102,000	100,460

		955,049

SOFTWARE — 1.9%
Microsoft Corp.:
3.50%, 2/12/2035 (a)	100,000	92,896
3.75%, 5/1/2043	223,000	205,985
3.75%, 2/12/2045	370,000	339,597
4.00%, 2/12/2055	290,000	262,773
4.50%, 10/1/2040	210,000	217,014
4.88%, 12/15/2043	250,000	273,525
5.20%, 6/1/2039	100,000	112,460
5.30%, 2/8/2041	200,000	230,640
Oracle Corp.:
3.25%, 5/15/2030 (a)	350,000	328,168
3.90%, 5/15/2035	135,000	127,342
4.13%, 5/15/2045	150,000	141,499
4.30%, 7/8/2034	350,000	348,562
4.38%, 5/15/2055	150,000	139,949
4.50%, 7/8/2044	300,000	301,333
5.38%, 7/15/2040	450,000	504,684
6.13%, 7/8/2039	255,000	311,636
6.50%, 4/15/2038	150,000	189,927

		4,127,990

SPECIALTY RETAIL — 1.5%
Bed Bath & Beyond, Inc. 5.17%, 8/1/2044	145,000	137,368
Home Depot, Inc.:
4.20%, 4/1/2043	200,000	200,587
4.40%, 3/15/2045	200,000	206,943
4.88%, 2/15/2044	100,000	110,464
5.40%, 9/15/2040	200,000	234,704
5.88%, 12/16/2036	390,000	480,981
5.95%, 4/1/2041	275,000	344,009
Lowe’s Cos., Inc.:
4.38%, 9/15/2045	30,000	30,567
4.65%, 4/15/2042	110,000	115,255
5.00%, 9/15/2043	200,000	219,970
5.50%, 10/15/2035	100,000	114,376
5.80%, 10/15/2036	150,000	178,121
5.80%, 4/15/2040	100,000	119,442
6.65%, 9/15/2037	50,000	65,047
QVC, Inc.:
5.45%, 8/15/2034	175,000	155,505
5.95%, 3/15/2043	50,000	45,605
Tiffany & Co. 4.90%, 10/1/2044	75,000	70,774
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	255,000	242,058
4.80%, 11/18/2044	185,000	177,110

		3,248,886

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Apple, Inc.:
3.45%, 2/9/2045	125,000	105,314
3.85%, 5/4/2043	600,000	544,718
4.38%, 5/13/2045	325,000	320,377
4.45%, 5/6/2044	210,000	209,595
Hewlett-Packard Co.:
6.00%, 9/15/2041	125,000	125,312
6.20%, 10/15/2035 (b)	200,000	199,884
6.35%, 10/15/2045 (b)	200,000	199,864

		1,705,064

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
NIKE, Inc. 3.63%, 5/1/2043	50,000	46,870
V.F. Corp. 6.45%, 11/1/2037	100,000	129,915

		176,785

TOBACCO — 1.3%
Altria Group, Inc.:
4.25%, 8/9/2042	150,000	137,788

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.50%, 5/2/2043	$100,000	$95,262
5.38%, 1/31/2044	292,000	316,320
9.95%, 11/10/2038	204,000	326,383
10.20%, 2/6/2039	33,000	53,800
Philip Morris International, Inc.:
3.88%, 8/21/2042	250,000	229,352
4.13%, 3/4/2043	150,000	142,277
4.38%, 11/15/2041	100,000	98,817
4.50%, 3/20/2042	200,000	200,559
4.88%, 11/15/2043	138,000	145,935
6.38%, 5/16/2038	200,000	248,547
Reynolds American, Inc.:
4.75%, 11/1/2042	375,000	361,062
5.70%, 8/15/2035	100,000	108,462
5.85%, 8/15/2045	45,000	50,094
6.15%, 9/15/2043	300,000	339,256

		2,853,914

TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
GATX Corp. 5.20%, 3/15/2044	100,000	104,510

TRANSPORTATION INFRASTRUCTURE — 0.2%
Norfolk Southern Corp.:
4.45%, 6/15/2045	100,000	96,139
4.80%, 8/15/2043	150,000	151,323
6.00%, 5/23/2111	100,000	110,999

		358,461

WIRELESS TELECOMMUNICATION SERVICES — 3.0%
America Movil SAB de CV:
4.38%, 7/16/2042 (a)	300,000	266,324
6.13%, 3/30/2040	150,000	164,858
6.38%, 3/1/2035	330,000	376,512
AT&T Corp. 8.00%, 11/15/2031	219,000	294,708
AT&T, Inc.:
6.15%, 9/15/2034	100,000	110,960
6.30%, 1/15/2038	365,000	402,622
6.55%, 2/15/2039	250,000	283,142
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	540,000	771,699
9.25%, 6/1/2032	150,000	226,380
Embarq Corp. 8.00%, 6/1/2036	300,000	304,500
France Telecom SA 5.38%, 1/13/2042	200,000	211,440
GTE Corp. 6.94%, 4/15/2028	160,000	190,144
Koninklijke KPN NV 8.38%, 10/1/2030	200,000	260,394
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	100,000	138,870
Orange SA:
5.50%, 2/6/2044 (a)	150,000	161,630
9.00%, 3/1/2031	350,000	499,120
Rogers Communications, Inc.:
4.50%, 3/15/2043	150,000	141,387
5.45%, 10/1/2043	200,000	214,567
7.50%, 8/15/2038	50,000	64,226
Telefonica Emisiones SAU 7.05%, 6/20/2036	300,000	347,384
Telefonica Europe BV 8.25%, 9/15/2030	245,000	320,190
Vodafone Group PLC:
4.38%, 2/19/2043	145,000	127,211
6.15%, 2/27/2037	290,000	315,379
6.25%, 11/30/2032	100,000	107,309
7.88%, 2/15/2030	180,000	222,888

		6,523,844

TOTAL BONDS & NOTES —
(Cost $229,354,585)		215,722,534

	Shares
SHORT TERM INVESTMENTS — 0.6%
MONEY MARKET FUNDS — 0.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	640,193	640,193
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (f)(g)	778,886	778,886

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $1,419,079)		1,419,079

TOTAL INVESTMENTS — 99.3% (i)
(Cost $230,773,664)		217,141,613
OTHER ASSETS & LIABILITIES — 0.7%		1,493,540

NET ASSETS — 100.0%		$218,635,153

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Variable rate security — Rate shown is rate in effect at September 30, 2015. Maturity date shown is the final maturity.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
ULC = Unlimited Liability Corporation

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BONDS & NOTES — 95.9%
AEROSPACE & DEFENSE — 2.6%
Boeing Co.:
3.30%, 3/1/2035 (a)	$25,000	$22,773
4.88%, 2/15/2020	50,000	56,154
5.88%, 2/15/2040	6,000	7,479
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (b)	75,000	73,312
General Dynamics Corp.:
1.00%, 11/15/2017	50,000	49,659
2.25%, 11/15/2022	30,000	28,734
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	15,000	16,638
5.38%, 3/1/2041	25,000	29,685
L-3 Communications Corp.:
3.95%, 11/15/2016	7,000	7,174
4.75%, 7/15/2020 (a)	7,000	7,343
Lockheed Martin Corp.:
2.13%, 9/15/2016	15,000	15,161
4.07%, 12/15/2042	65,000	61,399
Northrop Grumman Corp. 4.75%, 6/1/2043	25,000	25,734
Precision Castparts Corp. 1.25%, 1/15/2018	50,000	49,752
Raytheon Co.:
3.13%, 10/15/2020	15,000	15,639
4.88%, 10/15/2040	4,000	4,395
Textron, Inc.:
3.65%, 3/1/2021 (a)	25,000	25,535
4.30%, 3/1/2024	25,000	25,659
United Technologies Corp.:
4.50%, 4/15/2020 (a)	15,000	16,554
4.50%, 6/1/2042	25,000	25,580
6.13%, 7/15/2038	7,000	8,666

		573,025

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.:
2.63%, 8/1/2022 (a)	22,000	21,360
3.90%, 2/1/2035	25,000	23,131
United Parcel Service, Inc. 4.88%, 11/15/2040	17,000	19,025

		63,516

AIRLINES — 1.0%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 1/15/2023	21,696	23,160
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 5/1/2027 (a)	50,000	48,875
Delta Air Lines 2007-1 Pass Through Trust, Class A 6.82%, 8/10/2022	14,528	16,780
Southwest Airlines Co.:
2.75%, 11/6/2019	50,000	50,693
5.13%, 3/1/2017	30,000	31,494
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 4/11/2026	15,000	15,262
United Airlines 2014-2 Pass Through Trust, Class A 3.75%, 9/3/2026	15,000	15,000
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	12,984	13,569

		214,833

AUTO COMPONENTS — 0.9%
BorgWarner, Inc.:
4.38%, 3/15/2045	25,000	22,315
4.63%, 9/15/2020	25,000	27,066
Delphi Corp.:
4.15%, 3/15/2024	50,000	49,787
5.00%, 2/15/2023	30,000	30,825
Johnson Controls, Inc.:
3.63%, 7/2/2024	10,000	9,682
4.63%, 7/2/2044	15,000	13,550
Magna International, Inc. 4.15%, 10/1/2025	50,000	50,162

		203,387

AUTOMOBILES — 0.3%
Daimler Finance North America LLC 8.50%, 1/18/2031	27,000	38,354
General Motors Co. 6.25%, 10/2/2043	25,000	26,614

		64,968

BANKS — 6.9%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017 (a)	25,000	24,999
3.05%, 8/23/2018	25,000	25,791
4.00%, 4/27/2016	15,000	15,270
4.00%, 3/13/2024	25,000	25,944
American Express Bank FSB 6.00%, 9/13/2017	25,000	27,055
Australia & New Zealand Banking Group, Ltd.:
0.90%, 2/12/2016	10,000	10,012
1.25%, 6/13/2017	50,000	49,793
Bank of Montreal 1.40%, 9/11/2017	30,000	29,944
Bank of Nova Scotia 2.80%, 7/21/2021	50,000	50,600
Barclays Bank PLC:
2.50%, 2/20/2019	25,000	25,427
3.75%, 5/15/2024 (a)	10,000	10,103
BNP Paribas SA 5.00%, 1/15/2021	15,000	16,866
Branch Banking & Trust Co.:
1.00%, 4/3/2017	25,000	24,901
1.35%, 10/1/2017	35,000	34,885
1.45%, 10/3/2016 (a)	50,000	50,254
Canadian Imperial Bank of Commerce/Canada 1.55%, 1/23/2018	30,000	29,986
Commonwealth Bank of Australia/New York, NY 2.30%, 3/12/2020 (a)	75,000	75,392
Credit Suisse of New York, NY 4.38%, 8/5/2020 (a)	5,000	5,455

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Deutsche Bank AG London 6.00%, 9/1/2017	$30,000	$32,365
Discover Bank/Greenwood DE 4.25%, 3/13/2026	25,000	25,294
Fifth Third Bank 1.15%, 11/18/2016	20,000	19,967
HSBC Holdings PLC 4.00%, 3/30/2022	15,000	15,601
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	49,781
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	85,000	85,243
5.25%, 1/12/2024	10,000	10,648
Lloyds Bank PLC:
1.75%, 3/16/2018	55,000	54,906
6.38%, 1/21/2021	30,000	35,699
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,260
MUFG Union Bank NA 2.25%, 5/6/2019	5,000	4,995
National Australia Bank/New York 1.30%, 7/25/2016 (a)	50,000	50,277
PNC Funding Corp.:
2.70%, 9/19/2016	15,000	15,218
5.13%, 2/8/2020	50,000	55,498
Royal Bank of Canada:
1.45%, 9/9/2016 (a)	9,000	9,057
2.20%, 7/27/2018	15,000	15,197
2.63%, 12/15/2015	20,000	20,086
Royal Bank of Scotland PLC:
1.88%, 3/31/2017	50,000	49,911
6.40%, 10/21/2019	25,000	28,145
Societe Generale SA:
2.63%, 10/1/2018	50,000	50,948
2.75%, 10/12/2017	50,000	50,946
Svenska Handelsbanken AB 3.13%, 7/12/2016	50,000	50,890
Toronto-Dominion Bank:
2.25%, 11/5/2019 (a)	50,000	50,438
2.38%, 10/19/2016	15,000	15,242
US Bancorp:
2.20%, 4/25/2019	25,000	25,323
3.70%, 1/30/2024	25,000	25,973
Wells Fargo & Co.:
2.15%, 1/30/2020 (a)	25,000	24,912
3.30%, 9/9/2024	25,000	24,980
5.63%, 12/11/2017	15,000	16,298
Westpac Banking Corp.:
1.20%, 5/19/2017 (a)	25,000	24,921
1.60%, 1/12/2018	30,000	29,919

		1,516,615

BEVERAGES — 1.0%
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/2039	5,000	7,015
Coca-Cola Enterprises, Inc.:
3.50%, 9/15/2020	25,000	26,211
4.50%, 9/1/2021	25,000	27,137
Diageo Capital PLC:
1.50%, 5/11/2017	30,000	30,082
2.63%, 4/29/2023	15,000	14,453
Dr. Pepper Snapple Group, Inc.:
2.90%, 1/15/2016	15,000	15,088
6.82%, 5/1/2018	25,000	28,004
7.45%, 5/1/2038	25,000	33,937
Molson Coors Brewing Co. 5.00%, 5/1/2042	27,000	23,818
PepsiCo, Inc. 3.13%, 11/1/2020 (a)	15,000	15,696

		221,441

BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
2.30%, 6/15/2016 (a)	10,000	10,092
2.50%, 11/15/2016	40,000	40,602
6.38%, 6/1/2037	7,000	8,231
6.90%, 6/1/2038	25,000	31,271
Biogen, Inc.:
3.63%, 9/15/2022	25,000	25,367
4.05%, 9/15/2025	25,000	25,382
5.20%, 9/15/2045	25,000	25,564
Celgene Corp. 3.95%, 10/15/2020 (a)	15,000	15,895
Gilead Sciences, Inc.:
3.50%, 2/1/2025	35,000	35,244
4.50%, 4/1/2021	15,000	16,332
4.50%, 2/1/2045	10,000	9,634
4.80%, 4/1/2044	25,000	25,186

		268,800

BUILDING PRODUCTS — 0.2%
Owens Corning:
4.20%, 12/15/2022	35,000	35,466
7.00%, 12/1/2036	7,000	8,175

		43,641

CAPITAL MARKETS — 1.4%
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	15,000	16,912
7.30%, 6/28/2019	7,000	8,268
Bank of New York Mellon Corp.:
2.30%, 9/11/2019 (a)	25,000	25,225
3.40%, 5/15/2024 (a)	15,000	15,267
BlackRock, Inc. 3.50%, 3/18/2024 (a)	25,000	25,627
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	15,000	15,369
3.63%, 2/7/2016	30,000	30,287
3.63%, 1/22/2023	5,000	5,085
4.00%, 3/3/2024	25,000	25,794
Jefferies Group LLC:
3.88%, 11/9/2015 (a)	15,000	15,039
5.13%, 1/20/2023	10,000	9,948
6.50%, 1/20/2043 (a)	5,000	4,707
Morgan Stanley:
2.65%, 1/27/2020	50,000	50,191
6.25%, 8/9/2026	10,000	12,004
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	50,000	50,214

		309,937

CHEMICALS — 3.1%
Agrium, Inc.:
3.15%, 10/1/2022	15,000	14,622

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.13%, 1/15/2041	$7,000	$7,915
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	4,000	4,044
4.38%, 8/21/2019	15,000	16,311
Dow Chemical Co.:
4.38%, 11/15/2042 (a)	10,000	8,765
7.38%, 11/1/2029	15,000	19,080
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023	15,000	14,408
4.15%, 2/15/2043	10,000	9,404
5.75%, 3/15/2019	10,000	11,201
6.00%, 7/15/2018	45,000	50,025
Eastman Chemical Co.:
2.70%, 1/15/2020	5,000	4,985
3.00%, 12/15/2015	7,000	7,028
Ecolab, Inc.:
3.00%, 12/8/2016	35,000	35,678
4.35%, 12/8/2021	15,000	16,156
5.50%, 12/8/2041	5,000	5,573
LYB International Finance BV:
4.00%, 7/15/2023	30,000	30,138
5.25%, 7/15/2043	7,000	6,967
Methanex Corp. 4.25%, 12/1/2024	75,000	71,111
Monsanto Co.:
2.75%, 4/15/2016	7,000	7,072
3.38%, 7/15/2024	10,000	9,591
3.60%, 7/15/2042	9,000	6,896
Mosaic Co. 4.88%, 11/15/2041	7,000	6,646
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	15,000	16,422
PPG Industries, Inc.:
1.90%, 1/15/2016	45,000	45,118
3.60%, 11/15/2020	25,000	26,038
Praxair, Inc.:
1.25%, 11/7/2018	25,000	24,683
2.70%, 2/21/2023	25,000	24,490
RPM International, Inc.:
3.45%, 11/15/2022	15,000	14,484
6.13%, 10/15/2019	57,000	63,324
Sherwin-Williams Co.:
1.35%, 12/15/2017	15,000	14,904
4.55%, 8/1/2045	30,000	30,928
Valspar Corp.:
3.30%, 2/1/2025	50,000	48,393
4.40%, 2/1/2045	25,000	22,949

		695,349

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Equifax, Inc. 3.30%, 12/15/2022 (a)	30,000	29,604
Pitney Bowes, Inc. 4.63%, 3/15/2024	50,000	50,289
Western Union Co.:
2.88%, 12/10/2017	15,000	15,297
3.65%, 8/22/2018	25,000	25,995
5.25%, 4/1/2020 (a)	7,000	7,651
6.20%, 6/21/2040 (a)	25,000	24,138

		152,974

COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.:
2.13%, 3/1/2019 (a)	15,000	15,198
3.15%, 3/14/2017 (a)	15,000	15,476
5.90%, 2/15/2039	7,000	8,545
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022 (a)	50,000	52,101

		91,320

CONSUMER FINANCE — 0.1%
John Deere Capital Corp. 2.25%, 4/17/2019	15,000	15,181

CONTAINERS & PACKAGING — 0.2%
Packaging Corp. of America 4.50%, 11/1/2023	10,000	10,498
Rock-Tenn Co.:
3.50%, 3/1/2020	15,000	15,386
4.90%, 3/1/2022	22,000	23,677

		49,561

DIVERSIFIED FINANCIAL SERVICES — 4.5%
ABB Finance USA, Inc. 4.38%, 5/8/2042	15,000	14,821
Air Lease Corp.:
2.13%, 1/15/2018	25,000	24,699
3.38%, 1/15/2019 (a)	15,000	15,228
3.88%, 4/1/2021 (a)	7,000	7,113
Alterra Finance LLC 6.25%, 9/30/2020	15,000	17,227
American Express Credit Corp. 2.25%, 8/15/2019 (a)	25,000	25,068
American Honda Finance Corp. 1.13%, 10/7/2016	30,000	30,115
Ameriprise Financial, Inc. 4.00%, 10/15/2023	35,000	36,641
Bank of America Corp.:
3.88%, 3/22/2017	22,000	22,760
4.00%, 4/1/2024	15,000	15,480
Boeing Capital Corp. 2.90%, 8/15/2018	4,000	4,150
Capital One Bank USA NA 1.20%, 2/13/2017	20,000	19,874
Capital One Financial Corp.:
4.75%, 7/15/2021	5,000	5,441
6.75%, 9/15/2017	5,000	5,464
Charles Schwab Corp.:
3.23%, 9/1/2022	15,000	15,247
4.45%, 7/22/2020	35,000	38,783
Citigroup, Inc. 3.95%, 6/15/2016	15,000	15,326
CME Group, Inc.:
3.00%, 3/15/2025 (a)	40,000	39,319
5.30%, 9/15/2043	15,000	16,927
General Electric Capital Corp.:
2.20%, 1/9/2020 (a)	25,000	25,477
6.75%, 3/15/2032	15,000	20,417
General Motors Financial Co., Inc.:
3.20%, 7/13/2020	25,000	24,763
4.30%, 7/13/2025	25,000	24,202
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	50,000	50,776
4.00%, 10/15/2023	25,000	26,083

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

International Lease Finance Corp. 7.13%, 9/1/2018 (b)	$25,000	$27,468
Invesco Finance PLC:
4.00%, 1/30/2024	22,000	22,934
5.38%, 11/30/2043	10,000	11,078
JPMorgan Chase & Co.:
1.13%, 2/26/2016	10,000	10,018
3.20%, 1/25/2023	5,000	4,964
Legg Mason, Inc.:
2.70%, 7/15/2019 (a)	60,000	60,158
5.63%, 1/15/2044	10,000	10,321
Moody’s Corp. 5.50%, 9/1/2020	15,000	16,829
Nasdaq, Inc.:
4.25%, 6/1/2024	25,000	25,300
5.25%, 1/16/2018	9,000	9,679
Nomura Holdings, Inc. 2.00%, 9/13/2016	25,000	25,118
PACCAR Financial Corp. 0.80%, 2/8/2016	50,000	50,056
Synchrony Financial:
3.00%, 8/15/2019	25,000	25,182
4.25%, 8/15/2024	25,000	24,798
Toyota Motor Credit Corp.:
0.80%, 5/17/2016	30,000	30,067
1.13%, 5/16/2017 (a)	45,000	44,948
UBS AG of Stamford, CT:
1.38%, 8/14/2017	35,000	34,825
2.38%, 8/14/2019	25,000	25,137

		1,000,281

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc. 2.30%, 3/11/2019 (a)	10,000	10,024
British Telecommunications PLC:
1.25%, 2/14/2017	25,000	24,934
2.35%, 2/14/2019	5,000	5,020
Harris Corp. 2.00%, 4/27/2018	50,000	49,773
Qwest Corp. 6.88%, 9/15/2033	15,000	14,550
Verizon Communications, Inc.:
2.63%, 2/21/2020	10,000	10,049
5.01%, 8/21/2054	15,000	13,670
5.15%, 9/15/2023	10,000	11,035
Verizon New York, Inc., Series A 7.38%, 4/1/2032	15,000	17,432

		156,487

ELECTRIC UTILITIES — 7.6%
Alabama Power Co. 4.15%, 8/15/2044	5,000	4,772
Ameren Illinois Co.:
3.25%, 3/1/2025	25,000	25,178
4.30%, 7/1/2044	10,000	10,211
Appalachian Power Co.:
4.40%, 5/15/2044 (a)	25,000	23,706
5.80%, 10/1/2035	7,000	7,911
Arizona Public Service Co. 8.75%, 3/1/2019	15,000	18,193
Berkshire Hathaway Energy Co. 3.50%, 2/1/2025	25,000	25,077
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	35,000	34,001
4.50%, 4/1/2044	25,000	26,348
Cleveland Electric Illuminating Co.:
5.95%, 12/15/2036	15,000	16,472
7.88%, 11/1/2017	25,000	28,010
CMS Energy Corp.:
3.88%, 3/1/2024	21,000	21,465
6.55%, 7/17/2017	25,000	27,121
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	25,000	25,212
5.38%, 12/15/2015	15,000	15,136
Constellation Energy Group, Inc. 5.15%, 12/1/2020	15,000	16,481
Detroit Edison Co. 5.60%, 6/15/2018	15,000	16,548
Dominion Gas Holdings LLC 4.80%, 11/1/2043	5,000	4,790
Dominion Resources, Inc. 3.63%, 12/1/2024 (a)	10,000	9,957
DTE Electric Co.:
3.70%, 3/15/2045	15,000	13,951
6.63%, 6/1/2036	50,000	66,124
Duke Energy Carolinas LLC 6.10%, 6/1/2037	7,000	8,560
Duke Energy Corp. 3.75%, 4/15/2024	10,000	10,244
Entergy Corp. 5.13%, 9/15/2020	75,000	80,497
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	57,000	66,081
Exelon Generation Co. LLC 6.20%, 10/1/2017	15,000	16,169
Florida Power & Light Co.:
4.05%, 10/1/2044	25,000	24,824
4.13%, 2/1/2042	7,000	7,037
Georgia Power Co. 5.65%, 3/1/2037	7,000	7,563
Great Plains Energy, Inc. 4.85%, 6/1/2021	22,000	23,817
Kansas City Power & Light Co. 3.15%, 3/15/2023	15,000	14,891
Kentucky Utilities Co. 5.13%, 11/1/2040	7,000	7,893
Mississippi Power Co. 2.35%, 10/15/2016	50,000	50,619
National Fuel Gas Co. 3.75%, 3/1/2023	25,000	23,000
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/15/2019	50,000	49,802
7.88%, 12/15/2015	22,000	22,311
Nisource Finance Corp.:
5.65%, 2/1/2045	7,000	7,969
5.95%, 6/15/2041	7,000	8,078
NSTAR Electric Co.:
4.40%, 3/1/2044	10,000	10,241
5.50%, 3/15/2040	25,000	29,504
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	25,000	23,437
4.55%, 3/15/2044	40,000	41,539
5.25%, 5/15/2041	7,000	7,920

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Pacific Gas & Electric Co.:
3.75%, 2/15/2024	$30,000	$31,041
4.75%, 2/15/2044	57,000	60,356
Peco Energy Co. 4.15%, 10/1/2044 (a)	15,000	14,920
Pennsylvania Electric Co. 6.15%, 10/1/2038	25,000	27,517
PG&E Corp. 2.40%, 3/1/2019	30,000	29,994
Potomac Electric Power Co. 3.60%, 3/15/2024	20,000	20,632
PPL Capital Funding, Inc. 3.95%, 3/15/2024	25,000	25,689
PPL Electric Utilities Corp. 4.13%, 6/15/2044	10,000	9,872
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	16,138
Public Service Co. of Colorado 4.30%, 3/15/2044	20,000	20,554
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	50,000	49,605
5.50%, 3/1/2040 (a)	4,000	4,768
South Carolina Electric & Gas Co. 6.05%, 1/15/2038 (a)	15,000	17,704
Southern California Edison Co.:
1.85%, 2/1/2022	37,143	36,938
2.40%, 2/1/2022	35,000	33,914
3.60%, 2/1/2045	25,000	22,889
4.65%, 10/1/2043	15,000	16,167
5.35%, 7/15/2035	50,000	57,590
Southern Co. 2.15%, 9/1/2019	10,000	9,806
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	16,463
Westar Energy, Inc.:
4.10%, 4/1/2043	45,000	44,402
4.13%, 3/1/2042	15,000	14,864
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	30,000	30,435
3.10%, 6/1/2025	50,000	49,959
5.70%, 12/1/2036	7,000	8,427
Wisconsin Power & Light Co. 5.00%, 7/15/2019	15,000	16,443

		1,665,747

ELECTRICAL EQUIPMENT — 0.7%
Emerson Electric Co.:
2.63%, 12/1/2021	25,000	25,153
2.63%, 2/15/2023	25,000	24,579
4.25%, 11/15/2020	15,000	16,363
5.25%, 11/15/2039	15,000	17,146
Roper Industries, Inc. 6.25%, 9/1/2019	15,000	16,998
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	49,782

		150,021

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp.:
2.55%, 1/30/2019	15,000	15,151
4.00%, 2/1/2022	10,000	10,272
Arrow Electronics, Inc.:
5.13%, 3/1/2021	25,000	26,575
6.00%, 4/1/2020	25,000	27,619
Corning, Inc. 5.75%, 8/15/2040	44,000	52,316

		131,933

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp. 5.95%, 6/1/2041	7,000	7,698
Halliburton Co.:
4.50%, 11/15/2041 (a)	7,000	6,707
6.70%, 9/15/2038	7,000	8,525
Nabors Industries, Inc.:
5.10%, 9/15/2023 (a)	5,000	4,383
9.25%, 1/15/2019	5,000	5,525
National Oilwell Varco, Inc.:
2.60%, 12/1/2022 (a)	47,000	43,461
3.95%, 12/1/2042	22,000	18,072

		94,371

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
5.25%, 11/15/2021	6,000	6,709
6.20%, 3/1/2040	10,000	11,804

		18,513

FOOD & STAPLES RETAILING — 0.7%
Costco Wholesale Corp.:
1.70%, 12/15/2019 (a)	15,000	14,930
2.25%, 2/15/2022	20,000	19,596
5.50%, 3/15/2017	7,000	7,456
CVS Health Corp.:
2.75%, 12/1/2022	5,000	4,917
3.38%, 8/12/2024	15,000	15,050
6.13%, 8/15/2016	6,000	6,270
Kroger Co.:
3.85%, 8/1/2023	15,000	15,469
6.15%, 1/15/2020	15,000	17,229
Sysco Corp.:
4.85%, 10/1/2045	15,000	15,377
5.38%, 9/21/2035	30,000	33,639
6.63%, 3/17/2039	7,000	9,325
Walgreen Co. 5.25%, 1/15/2019	2,000	2,197

		161,455

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co. 4.02%, 4/16/2043	25,000	24,127
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	75,000	76,315
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	49,358
4.25%, 4/15/2021	7,000	7,612
ConAgra Foods, Inc.:
6.63%, 8/15/2039	7,000	7,568
7.00%, 4/15/2019	25,000	28,491
Delhaize Group SA 5.70%, 10/1/2040 (a)	7,000	7,404
General Mills, Inc. 3.65%, 2/15/2024	12,000	12,289

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Hershey Co.:
2.63%, 5/1/2023	$25,000	$24,686
4.13%, 12/1/2020	15,000	16,497
JM Smucker Co. 2.50%, 3/15/2020 (b)	50,000	50,050
Kellogg Co. 7.45%, 4/1/2031	5,000	6,353
Kraft Foods Group, Inc. 5.00%, 6/4/2042	5,000	5,163
Mondelez International, Inc.:
2.25%, 2/1/2019 (a)	10,000	10,023
4.00%, 2/1/2024	5,000	5,171
6.13%, 2/1/2018	10,000	10,983
Tyson Foods, Inc. 2.65%, 8/15/2019	25,000	25,111
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	50,396

		417,597

GAS UTILITIES — 0.9%
AGL Capital Corp.:
3.50%, 9/15/2021	5,000	5,163
4.40%, 6/1/2043	55,000	53,861
5.25%, 8/15/2019	15,000	16,469
Atmos Energy Corp.:
4.15%, 1/15/2043	35,000	33,339
6.35%, 6/15/2017	15,000	16,208
ONE Gas, Inc.:
2.07%, 2/1/2019	10,000	9,998
3.61%, 2/1/2024	15,000	15,338
4.66%, 2/1/2044	25,000	26,185
Southern California Gas Co.:
4.45%, 3/15/2044 (a)	5,000	5,220
5.45%, 4/15/2018 (a)	10,000	10,985

		192,766

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Becton Dickinson and Co.:
1.80%, 12/15/2017 (a)	20,000	20,101
3.73%, 12/15/2024	10,000	10,186
Boston Scientific Corp.:
6.00%, 1/15/2020	50,000	56,151
7.38%, 1/15/2040	5,000	6,262
C.R. Bard, Inc. 4.40%, 1/15/2021	7,000	7,490
Medtronic, Inc. 4.50%, 3/15/2042	15,000	15,041
St. Jude Medical, Inc.:
2.00%, 9/15/2018	25,000	25,023
2.50%, 1/15/2016 (a)	10,000	10,049
Stryker Corp. 2.00%, 9/30/2016 (a)	15,000	15,156
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	50,000	50,265
5.75%, 11/30/2039	7,000	7,677

		223,401

HEALTH CARE PROVIDERS & SERVICES — 1.9%
Aetna, Inc.:
1.50%, 11/15/2017 (a)	25,000	24,950
3.95%, 9/1/2020 (a)	7,000	7,435
6.63%, 6/15/2036	7,000	8,599
Anthem, Inc.:
2.38%, 2/15/2017	25,000	25,273
3.13%, 5/15/2022	15,000	14,748
Cardinal Health, Inc.:
2.40%, 11/15/2019	25,000	25,023
3.50%, 11/15/2024	25,000	24,883
4.50%, 11/15/2044	10,000	9,635
Cigna Corp.:
4.00%, 2/15/2022	50,000	51,898
5.38%, 2/15/2042 (a)	25,000	26,992
Express Scripts Holding Co. 3.13%, 5/15/2016	56,000	56,637
Humana, Inc.:
2.63%, 10/1/2019	50,000	50,377
4.95%, 10/1/2044	15,000	15,157
8.15%, 6/15/2038 (a)	7,000	9,778
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	10,000	10,790
Quest Diagnostics, Inc. 4.25%, 4/1/2024	15,000	15,357
UnitedHealth Group, Inc.:
3.88%, 10/15/2020	15,000	16,048
4.25%, 3/15/2043 (a)	25,000	24,594

		418,174

HOTELS, RESTAURANTS & LEISURE — 2.1%
Carnival Corp.:
1.20%, 2/5/2016	25,000	25,027
1.88%, 12/15/2017	25,000	24,937
3.95%, 10/15/2020	25,000	26,215
Marriott International, Inc.:
3.38%, 10/15/2020	75,000	77,685
6.38%, 6/15/2017	15,000	16,128
McDonald’s Corp. 5.35%, 3/1/2018	6,000	6,543
Starbucks Corp.:
0.88%, 12/5/2016	25,000	25,008
3.85%, 10/1/2023	25,000	26,531
Starwood Hotels & Resorts Worldwide, Inc.:
3.75%, 3/15/2025	75,000	73,485
6.75%, 5/15/2018	22,000	24,367
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	15,027
3.90%, 3/1/2023	75,000	72,615
4.25%, 3/1/2022	15,000	14,910
Yum! Brands, Inc.:
3.88%, 11/1/2020	15,000	15,501
6.88%, 11/15/2037	10,000	11,464

		455,443

HOUSEHOLD DURABLES — 0.3%
Newell Rubbermaid, Inc. 4.00%, 12/1/2024	20,000	20,209
Whirlpool Corp.:
3.70%, 5/1/2025	25,000	24,681
4.85%, 6/15/2021	15,000	16,301

		61,191

HOUSEHOLD PRODUCTS — 0.5%
Clorox Co.:
3.50%, 12/15/2024	10,000	9,937
3.80%, 11/15/2021	15,000	15,816

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.95%, 10/15/2017	$30,000	$32,578
Colgate-Palmolive Co. 0.90%, 5/1/2018	50,000	49,725
Kimberly-Clark Corp. 3.70%, 6/1/2043	5,000	4,646

		112,702

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
TransAlta Corp.:
1.90%, 6/3/2017	40,000	39,676
6.50%, 3/15/2040	25,000	22,785
6.65%, 5/15/2018	15,000	16,068

		78,529

INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.:
1.38%, 9/29/2016	15,000	15,120
3.88%, 6/15/2044 (a)	10,000	9,801
Eaton Electric Holdings LLC 2.38%, 1/15/2016	7,000	7,032
Koninklijke Philips NV:
3.75%, 3/15/2022	5,000	5,054
5.00%, 3/15/2042	5,000	4,870
6.88%, 3/11/2038	7,000	8,250
Pentair Finance SA:
1.35%, 12/1/2015	10,000	10,006
3.15%, 9/15/2022	5,000	4,721
5.00%, 5/15/2021	15,000	15,856
Tyco Electronics Group SA:
2.38%, 12/17/2018	10,000	10,092
3.45%, 8/1/2024	15,000	15,157
4.88%, 1/15/2021	15,000	16,500

		122,459

INSURANCE — 6.5%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	7,000	6,742
3.35%, 5/15/2024	5,000	4,989
Aflac, Inc. 6.45%, 8/15/2040	15,000	18,366
Allstate Corp.:
3.15%, 6/15/2023	10,000	10,027
4.50%, 6/15/2043	15,000	15,161
5.55%, 5/9/2035	50,000	58,208
American International Group, Inc.:
3.38%, 8/15/2020 (a)	25,000	25,967
4.50%, 7/16/2044	25,000	24,400
6.40%, 12/15/2020	6,000	7,079
Aon Corp. 3.13%, 5/27/2016	10,000	10,142
Aon PLC:
3.50%, 6/14/2024	25,000	24,575
4.60%, 6/14/2044	25,000	24,293
Assurant, Inc. 6.75%, 2/15/2034	40,000	47,905
AXIS Specialty Finance PLC 2.65%, 4/1/2019	30,000	30,104
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	25,000	25,302
CNA Financial Corp.:
5.75%, 8/15/2021	7,000	7,950
5.88%, 8/15/2020	50,000	56,843
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	21,000	20,174
5.13%, 4/15/2022	20,000	22,180
5.50%, 10/15/2016	35,000	36,494
Lincoln National Corp.:
4.00%, 9/1/2023	45,000	46,606
6.25%, 2/15/2020	7,000	8,026
Loews Corp.:
2.63%, 5/15/2023	35,000	33,510
4.13%, 5/15/2043	35,000	31,644
6.00%, 2/1/2035	7,000	8,068
Markel Corp. 7.13%, 9/30/2019	15,000	17,576
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	10,000	10,083
3.50%, 3/10/2025	25,000	24,781
4.05%, 10/15/2023	7,000	7,319
4.80%, 7/15/2021	10,000	11,022
MetLife, Inc.:
3.60%, 4/10/2024	15,000	15,265
5.70%, 6/15/2035	40,000	46,503
6.75%, 6/1/2016	20,000	20,790
6.82%, 8/15/2018 (a)	7,000	7,991
Principal Financial Group, Inc.:
3.13%, 5/15/2023 (a)	35,000	34,334
4.35%, 5/15/2043	30,000	28,243
8.88%, 5/15/2019	10,000	12,176
Progressive Corp.:
3.75%, 8/23/2021	15,000	16,042
4.35%, 4/25/2044	25,000	24,871
Prudential Financial, Inc.:
2.35%, 8/15/2019	40,000	40,227
4.60%, 5/15/2044 (a)	20,000	20,057
5.70%, 12/14/2036 (a)	25,000	28,397
6.20%, 11/15/2040	25,000	29,944
Reinsurance Group of America, Inc.:
4.70%, 9/15/2023	50,000	53,205
6.45%, 11/15/2019	15,000	17,132
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	32,000	42,455
Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	15,000	16,185
4.60%, 8/1/2043	15,000	15,597
Travelers Property Casualty Corp. 6.38%, 3/15/2033	15,000	18,726
Unum Group:
4.00%, 3/15/2024	5,000	5,178
7.13%, 9/30/2016	15,000	15,833
Voya Financial, Inc.:
2.90%, 2/15/2018	15,000	15,304
5.50%, 7/15/2022	40,000	45,493
5.70%, 7/15/2043	32,000	36,760
W.R. Berkley Corp.:
4.75%, 8/1/2044	35,000	34,024
6.25%, 2/15/2037	15,000	17,483
Willis Group Holdings PLC 5.75%, 3/15/2021	50,000	55,737
XL Group PLC 6.38%, 11/15/2024	15,000	17,877

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

XLIT, Ltd.:
2.30%, 12/15/2018	$5,000	$5,032
5.75%, 10/1/2021	15,000	17,094

		1,429,491

INTERNET & CATALOG RETAIL — 0.3%
Expedia, Inc.:
4.50%, 8/15/2024	50,000	49,889
5.95%, 8/15/2020 (a)	10,000	11,052

		60,941

INTERNET SOFTWARE & SERVICES — 0.7%
Alibaba Group Holding, Ltd. 3.60%, 11/28/2024 (b)	50,000	47,226
Amazon.com, Inc. 2.50%, 11/29/2022	25,000	24,172
Baidu, Inc. 2.25%, 11/28/2017	50,000	49,992
Google, Inc.:
2.13%, 5/19/2016	15,000	15,156
3.63%, 5/19/2021	15,000	16,048

		152,594

IT SERVICES — 1.1%
Fidelity National Information Services, Inc. 1.45%, 6/5/2017	35,000	34,646
Fiserv, Inc. 4.63%, 10/1/2020 (a)	30,000	32,399
Lender Processing Services, Inc. 5.75%, 4/15/2023	58,000	61,335
MasterCard, Inc.:
2.00%, 4/1/2019 (a)	25,000	25,257
3.38%, 4/1/2024	40,000	40,997
Xerox Corp.:
3.80%, 5/15/2024	5,000	4,807
4.50%, 5/15/2021 (a)	3,000	3,094
6.40%, 3/15/2016	35,000	35,889

		238,424

LEISURE PRODUCTS — 0.1%
Mattel, Inc.:
2.35%, 5/6/2019	5,000	4,956
2.50%, 11/1/2016	6,000	6,071
6.20%, 10/1/2040	3,000	3,261

		14,288

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	15,000	15,130

MACHINERY — 2.4%
Caterpillar, Inc.:
1.50%, 6/26/2017	25,000	25,130
3.90%, 5/27/2021	15,000	15,998
5.70%, 8/15/2016	25,000	26,074
Cummins, Inc.:
3.65%, 10/1/2023	17,000	17,688
7.13%, 3/1/2028	7,000	9,320
Danaher Corp. 5.40%, 3/1/2019	40,000	44,545
Deere & Co. 5.38%, 10/16/2029 (a)	7,000	8,283
Dover Corp. 5.38%, 3/1/2041	10,000	11,657
Eaton Corp.:
2.75%, 11/2/2022	7,000	6,806
6.95%, 3/20/2019	7,000	8,055
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	25,000	25,790
3.90%, 9/1/2042	25,000	23,713
4.88%, 9/15/2041	7,000	7,640
Ingersoll-Rand Global Holding Co., Ltd.:
4.25%, 6/15/2023	75,000	77,893
6.88%, 8/15/2018	10,000	11,288
Parker-Hannifin Corp.:
3.30%, 11/21/2024	25,000	25,444
4.45%, 11/21/2044	25,000	25,857
5.50%, 5/15/2018	15,000	16,455
6.25%, 5/15/2038	7,000	8,900
Rockwell Automation, Inc.:
2.05%, 3/1/2020	10,000	10,011
2.88%, 3/1/2025	20,000	19,780
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	25,000	24,672
5.20%, 9/1/2040	15,000	16,252
Xylem, Inc.:
3.55%, 9/20/2016	29,000	29,613
4.88%, 10/1/2021	35,000	37,573

		534,437

MEDIA — 3.3%
21st Century Fox America, Inc.:
4.75%, 9/15/2044 (a)	50,000	48,240
6.20%, 12/15/2034	15,000	17,242
CBS Corp. 7.88%, 7/30/2030	7,000	9,107
CC Holdings GS V LLC 3.85%, 4/15/2023	30,000	29,784
Comcast Corp. 4.65%, 7/15/2042	15,000	15,367
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.00%, 3/1/2021	25,000	27,123
6.38%, 3/1/2041	7,000	7,699
Discovery Communications LLC:
3.25%, 4/1/2023 (a)	35,000	33,407
4.88%, 4/1/2043 (a)	15,000	12,992
5.63%, 8/15/2019	10,000	11,000
Grupo Televisa SAB 8.50%, 3/11/2032	5,000	6,425
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	5,000	5,016
3.75%, 2/15/2023	50,000	49,340
4.00%, 3/15/2022	15,000	15,249
4.20%, 4/15/2024	25,000	25,162
NBCUniversal Media LLC 5.15%, 4/30/2020	22,000	24,786
Omnicom Group, Inc.:
3.63%, 5/1/2022	50,000	50,628
6.25%, 7/15/2019	15,000	16,919
Scripps Networks Interactive, Inc. 2.70%, 12/15/2016	50,000	50,746
Time Warner Cable, Inc.:
4.50%, 9/15/2042 (a)	10,000	7,916
5.00%, 2/1/2020	25,000	26,779
6.55%, 5/1/2037	15,000	14,860

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.75%, 7/1/2018	$25,000	$27,755
Time Warner, Inc.:
3.55%, 6/1/2024	5,000	4,949
4.70%, 1/15/2021	5,000	5,444
Viacom, Inc. 4.85%, 12/15/2034 (a)	20,000	17,189
Walt Disney Co.:
0.45%, 12/1/2015	7,000	7,001
1.10%, 12/1/2017 (a)	50,000	49,897
2.35%, 12/1/2022 (a)	7,000	6,873
2.75%, 8/16/2021 (a)	7,000	7,162
4.13%, 6/1/2044 (a)	15,000	15,033
WPP Finance 2010:
3.63%, 9/7/2022	25,000	25,329
3.75%, 9/19/2024	50,000	49,773

		722,192

METALS & MINING — 2.7%
Barrick Gold Corp. 4.10%, 5/1/2023 (a)	35,000	31,073
Barrick North America Finance LLC:
4.40%, 5/30/2021	25,000	24,356
5.75%, 5/1/2043	25,000	21,523
BHP Billiton Finance USA, Ltd.:
3.85%, 9/30/2023	25,000	25,085
5.00%, 9/30/2043	25,000	25,295
6.50%, 4/1/2019	10,000	11,413
Goldcorp, Inc. 3.63%, 6/9/2021 (a)	50,000	48,003
Kinross Gold Corp. 5.95%, 3/15/2024	75,000	60,750
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	30,000	26,685
4.88%, 3/15/2042	15,000	11,505
5.88%, 4/1/2035	7,000	6,048
6.25%, 10/1/2039	25,000	22,223
Nucor Corp.:
4.00%, 8/1/2023	25,000	25,475
5.20%, 8/1/2043	25,000	25,619
6.40%, 12/1/2037	7,000	8,167
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	15,000	16,172
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017	35,000	34,792
2.25%, 12/14/2018 (a)	25,000	24,869
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	50,000	51,947
5.20%, 11/2/2040	10,000	9,684
Southern Copper Corp.:
5.88%, 4/23/2045	14,000	11,406
7.50%, 7/27/2035 (a)	25,000	24,364
Teck Resources, Ltd. 4.75%, 1/15/2022	8,000	5,240
Vale Overseas, Ltd.:
5.63%, 9/15/2019 (a)	25,000	25,174
6.88%, 11/10/2039	32,000	25,134

		602,002

MULTI-UTILITIES — 1.2%
American Water Capital Corp.:
4.30%, 12/1/2042	10,000	10,076
6.09%, 10/15/2017	10,000	10,918
American Water Capital Corp. (Class C) 3.40%, 3/1/2025	35,000	35,524
Berkshire Hathaway Energy 6.13%, 4/1/2036	10,000	12,037
DTE Energy Co. 2.40%, 12/1/2019	50,000	49,988
Eversource Energy:
3.15%, 1/15/2025	30,000	29,312
4.50%, 11/15/2019	17,000	18,306
Sempra Energy:
2.40%, 3/15/2020 (a)	10,000	9,947
3.55%, 6/15/2024	40,000	40,116
6.00%, 10/15/2039	7,000	8,101
United Utilities PLC 6.88%, 8/15/2028	15,000	17,474
Xcel Energy, Inc. 4.70%, 5/15/2020	15,000	16,281

		258,080

MULTILINE RETAIL — 0.6%
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	10,000	9,614
3.88%, 1/15/2022	7,000	7,119
5.90%, 12/1/2016	25,000	26,301
6.70%, 7/15/2034	7,000	7,974
Nordstrom, Inc. 4.00%, 10/15/2021	15,000	15,976
Target Corp.:
2.30%, 6/26/2019 (a)	20,000	20,421
3.88%, 7/15/2020	25,000	27,135
4.00%, 7/1/2042 (a)	10,000	9,787
6.35%, 11/1/2032	10,000	12,741

		137,068

OIL, GAS & CONSUMABLE FUELS — 9.1%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016 (a)	7,000	7,274
6.45%, 9/15/2036	22,000	24,342
Apache Corp. 6.00%, 1/15/2037	25,000	26,290
Baker Hughes, Inc.:
3.20%, 8/15/2021 (a)	50,000	50,576
5.13%, 9/15/2040 (a)	20,000	19,981
Boardwalk Pipelines LP:
4.95%, 12/15/2024	50,000	45,957
5.88%, 11/15/2016	7,000	7,209
BP Capital Markets PLC 3.25%, 5/6/2022 (a)	5,000	5,025
Buckeye Partners LP 2.65%, 11/15/2018	10,000	9,587
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	20,000	19,615
3.90%, 2/1/2025 (a)	20,000	18,262
6.50%, 2/15/2037	15,000	15,117
Cenovus Energy, Inc.:
3.80%, 9/15/2023 (a)	10,000	9,339
5.20%, 9/15/2043	25,000	21,313
5.70%, 10/15/2019	15,000	16,335
6.75%, 11/15/2039	7,000	7,098
Chevron Corp. 4.95%, 3/3/2019 (a)	10,000	11,014

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

ConocoPhillips 6.50%, 2/1/2039	$10,000	$12,080
Continental Resources, Inc. 3.80%, 6/1/2024 (a)	10,000	8,156
Devon Energy Corp.:
4.75%, 5/15/2042	40,000	35,313
6.30%, 1/15/2019	50,000	55,750
Diamond Offshore Drilling, Inc.:
4.88%, 11/1/2043 (a)	50,000	31,052
5.88%, 5/1/2019	15,000	16,050
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	7,000	7,841
Enable Midstream Partners LP:
2.40%, 5/15/2019 (b)	15,000	14,137
3.90%, 5/15/2024 (a)(b)	20,000	17,375
Enbridge Energy Partners LP:
4.20%, 9/15/2021	25,000	24,836
5.50%, 9/15/2040	50,000	43,688
Enbridge, Inc.:
3.50%, 6/10/2024 (a)	60,000	53,298
4.50%, 6/10/2044	25,000	18,710
Encana Corp.:
3.90%, 11/15/2021 (a)	15,000	13,894
6.50%, 8/15/2034	50,000	44,842
6.50%, 2/1/2038	10,000	8,843
Energy Transfer Partners LP:
5.20%, 2/1/2022	10,000	10,010
9.00%, 4/15/2019	7,000	8,226
EnLink Midstream Partners LP:
2.70%, 4/1/2019	25,000	24,366
5.60%, 4/1/2044	50,000	44,010
Ensco PLC 4.70%, 3/15/2021 (a)	15,000	12,450
Enterprise Products Operating LLC:
3.35%, 3/15/2023	15,000	14,339
4.85%, 3/15/2044	15,000	13,346
EOG Resources, Inc.:
2.45%, 4/1/2020	50,000	50,260
4.40%, 6/1/2020 (a)	15,000	16,264
EQT Corp.:
4.88%, 11/15/2021	50,000	51,869
6.50%, 4/1/2018 (a)	15,000	16,210
Hess Corp.:
5.60%, 2/15/2041	15,000	13,888
7.88%, 10/1/2029	7,000	8,410
Husky Energy, Inc. 4.00%, 4/15/2024 (a)	10,000	9,438
Kinder Morgan Energy Partners LP:
4.30%, 5/1/2024	20,000	18,234
6.50%, 9/1/2039	5,000	4,613
Magellan Midstream Partners LP:
5.15%, 10/15/2043	50,000	47,990
6.55%, 7/15/2019	15,000	16,964
Marathon Petroleum Corp. 5.13%, 3/1/2021 (a)	15,000	16,405
Murphy Oil Corp.:
3.70%, 12/1/2022	25,000	20,522
5.13%, 12/1/2042	10,000	6,930
7.05%, 5/1/2029	15,000	15,519
Noble Energy, Inc.:
4.15%, 12/15/2021	15,000	15,019
5.25%, 11/15/2043	35,000	30,465
8.25%, 3/1/2019	7,000	8,141
Noble Holding International, Ltd.:
4.63%, 3/1/2021	40,000	30,400
6.20%, 8/1/2040 (a)	5,000	3,229
ONEOK Partners LP 3.25%, 2/1/2016	9,000	9,040
Phillips 66 4.88%, 11/15/2044 (a)	30,000	28,709
Phillips 66 Partners LP:
2.65%, 2/15/2020	25,000	24,313
3.61%, 2/15/2025	5,000	4,514
Pioneer Natural Resources Co.:
3.95%, 7/15/2022 (a)	75,000	73,638
7.50%, 1/15/2020	25,000	28,546
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/2044	15,000	12,926
5.75%, 1/15/2020	15,000	16,473
Rowan Cos., Inc. 7.88%, 8/1/2019	10,000	9,900
Sasol Financing International PLC 4.50%, 11/14/2022	45,000	44,167
Schlumberger Investment SA 3.65%, 12/1/2023	50,000	51,456
SESI LLC 7.13%, 12/15/2021	70,000	69,825
Shell International Finance BV 4.30%, 9/22/2019	7,000	7,622
Southern Natural Gas Co. 8.00%, 3/1/2032	7,000	7,306
Southwestern Energy Co.:
4.10%, 3/15/2022 (a)	50,000	44,335
7.50%, 2/1/2018	30,000	31,853
Spectra Energy Capital LLC:
4.60%, 6/15/2021	18,000	18,906
8.00%, 10/1/2019	15,000	17,514
Sunoco Logistics Partners Operations LP:
4.65%, 2/15/2022	4,000	3,955
4.95%, 1/15/2043	15,000	11,997
Talisman Energy, Inc.:
5.50%, 5/15/2042	7,000	5,216
5.85%, 2/1/2037	32,000	25,059
Total Capital SA 4.25%, 12/15/2021 (a)	7,000	7,668
TransCanada PipeLines, Ltd.:
3.75%, 10/16/2023	25,000	24,338
5.00%, 10/16/2043	10,000	9,478
6.20%, 10/15/2037	7,000	7,734
Valero Energy Corp.:
3.65%, 3/15/2025 (a)	25,000	24,011
4.90%, 3/15/2045	20,000	17,960
6.63%, 6/15/2037	7,000	7,696
Weatherford International LLC 6.35%, 6/15/2017	15,000	15,000
Western Gas Partners LP:
2.60%, 8/15/2018	5,000	4,949
5.38%, 6/1/2021	25,000	26,502
Williams Cos., Inc.:
3.70%, 1/15/2023	25,000	19,375
7.50%, 1/15/2031	15,000	12,906

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Williams Partners LP 4.13%, 11/15/2020	$22,000	$22,388
XTO Energy, Inc. 6.25%, 8/1/2017	15,000	16,399

		2,011,390

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp. 4.40%, 4/1/2022	35,000	35,556
International Paper Co. 4.75%, 2/15/2022	5,000	5,367

		40,923

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	25,000	22,690
6.00%, 5/15/2037	15,000	18,369

		41,059

PHARMACEUTICALS — 2.6%
Abbott Laboratories:
6.00%, 4/1/2039	25,000	30,480
6.15%, 11/30/2037	7,000	8,629
AbbVie, Inc. 4.40%, 11/6/2042	15,000	13,814
Actavis Funding SCS 2.35%, 3/12/2018	50,000	50,176
AstraZeneca PLC:
4.00%, 9/18/2042	5,000	4,854
5.90%, 9/15/2017	7,000	7,617
Bristol-Myers Squibb Co. 3.25%, 11/1/2023	25,000	25,699
Eli Lilly & Co. 5.20%, 3/15/2017 (a)	15,000	15,916
Express Scripts Holding Co. 3.50%, 6/15/2024	25,000	24,520
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	10,000	10,064
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	7,000	7,924
Johnson & Johnson 5.85%, 7/15/2038 (a)	32,000	40,898
McKesson Corp. 4.75%, 3/1/2021	15,000	16,379
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	17,000	15,965
Merck & Co., Inc.:
1.30%, 5/18/2018 (a)	50,000	49,947
3.70%, 2/10/2045	5,000	4,595
3.88%, 1/15/2021 (a)	15,000	16,099
Mylan, Inc. 2.60%, 6/24/2018	35,000	34,797
Novartis Capital Corp.:
3.40%, 5/6/2024	25,000	25,733
4.40%, 5/6/2044 (a)	25,000	26,642
Pfizer, Inc.:
0.90%, 1/15/2017 (a)	15,000	15,010
1.50%, 6/15/2018	7,000	7,011
3.00%, 6/15/2023 (a)	7,000	6,995
Sanofi 1.25%, 4/10/2018	50,000	49,789
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/2022	20,000	19,045
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (a)	20,000	19,438
Zoetis, Inc.:
3.25%, 2/1/2023	15,000	14,374
4.70%, 2/1/2043	5,000	4,449

		566,859

REAL ESTATE — 0.3%
Brandywine Operating Partnership LP 4.10%, 10/1/2024	10,000	9,808
Omega Healthcare Investors, Inc. 4.95%, 4/1/2024	50,000	50,480

		60,288

REAL ESTATE INVESTMENT TRUSTS — 8.6%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	10,000	9,989
4.60%, 4/1/2022	30,000	31,479
American Tower Corp.:
3.40%, 2/15/2019	50,000	51,240
4.50%, 1/15/2018 (a)	15,000	15,776
AvalonBay Communities, Inc.:
3.50%, 11/15/2024	50,000	49,766
3.63%, 10/1/2020	25,000	26,166
5.70%, 3/15/2017	15,000	15,893
BioMed Realty LP 2.63%, 5/1/2019	85,000	81,897
Boston Properties LP:
3.80%, 2/1/2024	25,000	25,330
4.13%, 5/15/2021	40,000	42,471
Brandywine Operating Partnership LP 4.55%, 10/1/2029	25,000	24,593
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	80,000	79,938
Camden Property Trust:
3.50%, 9/15/2024	50,000	49,205
4.63%, 6/15/2021	53,000	57,229
DDR Corp.:
3.38%, 5/15/2023	30,000	28,474
3.63%, 2/1/2025	20,000	19,000
4.75%, 4/15/2018	30,000	31,707
7.50%, 4/1/2017	50,000	54,085
Digital Realty Trust LP 3.63%, 10/1/2022	20,000	19,418
Duke Realty LP:
3.75%, 12/1/2024	25,000	24,542
3.88%, 2/15/2021	50,000	51,787
ERP Operating LP:
2.38%, 7/1/2019	60,000	60,376
4.50%, 7/1/2044	15,000	15,043
5.38%, 8/1/2016	25,000	25,902
Essex Portfolio LP 3.88%, 5/1/2024	25,000	25,026
Federal Realty Investment Trust 4.50%, 12/1/2044	45,000	44,409
HCP, Inc.:
3.75%, 2/1/2019	22,000	22,927
5.38%, 2/1/2021	7,000	7,735
Hospitality Properties Trust:
4.50%, 3/15/2025	50,000	49,205

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 8/15/2022	$30,000	$31,141
Host Hotels & Resorts LP:
3.75%, 10/15/2023	65,000	63,642
6.00%, 10/1/2021	22,000	24,809
Kilroy Realty LP:
4.25%, 8/15/2029	50,000	48,417
5.00%, 11/3/2015	15,000	15,045
Kimco Realty Corp.:
3.20%, 5/1/2021	50,000	50,507
4.30%, 2/1/2018	15,000	15,757
Mack-Cali Realty LP:
2.50%, 12/15/2017	75,000	74,933
3.15%, 5/15/2023	50,000	44,459
7.75%, 8/15/2019 (a)	15,000	17,357
National Retail Properties, Inc.:
3.80%, 10/15/2022	30,000	30,345
3.90%, 6/15/2024	25,000	25,003
Realty Income Corp.:
3.88%, 7/15/2024	20,000	19,950
6.75%, 8/15/2019	65,000	75,433
Select Income REIT 4.50%, 2/1/2025	50,000	48,305
Simon Property Group LP:
3.38%, 10/1/2024	20,000	19,992
4.25%, 10/1/2044	5,000	4,813
6.13%, 5/30/2018	15,000	16,712
UDR, Inc.:
3.75%, 7/1/2024	25,000	24,982
4.25%, 6/1/2018	30,000	31,687
Ventas Realty LP/Ventas Capital Corp. 4.75%, 6/1/2021	7,000	7,555
Welltower, Inc.:
5.13%, 3/15/2043	5,000	5,106
6.13%, 4/15/2020 (a)	30,000	34,248
6.50%, 3/15/2041	25,000	29,783
Weyerhaeuser Co.:
4.63%, 9/15/2023	40,000	42,557
7.38%, 3/15/2032	40,000	49,380

		1,892,526

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Services, Inc. 4.88%, 3/1/2026	80,000	79,444

ROAD & RAIL — 1.8%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	5,000	4,924
3.40%, 9/1/2024	10,000	10,007
Canadian National Railway Co.:
2.85%, 12/15/2021	15,000	15,176
2.95%, 11/21/2024	25,000	24,546
4.50%, 11/7/2043	25,000	26,295
6.20%, 6/1/2036	7,000	8,885
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	25,000	23,603
4.45%, 3/15/2023	15,000	15,980
CSX Corp.:
3.70%, 10/30/2020	15,000	15,831
4.50%, 8/1/2054	25,000	23,221
Kansas City Southern de Mexico SA de CV 3.00%, 5/15/2023	50,000	47,986
Kansas City Southern Railway Co. 4.30%, 5/15/2043 (a)	25,000	22,988
Norfolk Southern Corp. 3.25%, 12/1/2021	32,000	32,595
Ryder System, Inc.:
2.35%, 2/26/2019	15,000	15,011
2.45%, 9/3/2019	30,000	29,971
Union Pacific Corp.:
3.25%, 1/15/2025 (a)	25,000	25,257
3.88%, 2/1/2055	25,000	22,376
4.16%, 7/15/2022 (a)	15,000	16,177
4.30%, 6/15/2042	7,000	7,031

		387,860

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Applied Materials, Inc.:
2.65%, 6/15/2016	25,000	25,344
4.30%, 6/15/2021	25,000	26,860
5.85%, 6/15/2041 (a)	34,000	37,462
Broadcom Corp.:
3.50%, 8/1/2024	50,000	49,480
4.50%, 8/1/2034 (a)	25,000	24,807
Intel Corp.:
2.70%, 12/15/2022	50,000	49,129
4.25%, 12/15/2042	10,000	9,546
4.80%, 10/1/2041	10,000	10,299
Lam Research Corp.:
2.75%, 3/15/2020	30,000	29,685
3.80%, 3/15/2025	30,000	29,166
Texas Instruments, Inc.:
0.88%, 3/12/2017	50,000	49,891
2.75%, 3/12/2021	25,000	25,368
Xilinx, Inc.:
2.13%, 3/15/2019	20,000	20,013
3.00%, 3/15/2021 (a)	20,000	20,276

		407,326

SOFTWARE — 0.8%
Adobe Systems, Inc. 3.25%, 2/1/2025	75,000	72,885
CA, Inc. 5.38%, 12/1/2019	15,000	16,186
Oracle Corp.:
1.20%, 10/15/2017	15,000	15,007
6.13%, 7/8/2039	7,000	8,555
Symantec Corp.:
2.75%, 6/15/2017	50,000	50,081
3.95%, 6/15/2022	15,000	14,905

		177,619

SPECIALTY RETAIL — 2.2%
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,389
4.50%, 10/1/2025	25,000	25,276
AutoZone, Inc.:
2.88%, 1/15/2023	15,000	14,580
3.13%, 7/15/2023	50,000	49,199
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024	25,000	24,426
Dollar General Corp. 3.25%, 4/15/2023	47,000	44,762

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Gap, Inc. 5.95%, 4/12/2021 (a)	$30,000	$33,173
Home Depot, Inc.:
3.75%, 2/15/2024	50,000	52,907
5.40%, 9/15/2040	7,000	8,215
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	5,000	5,064
3.75%, 4/15/2021	15,000	15,904
4.25%, 9/15/2044	25,000	24,746
O’Reilly Automotive, Inc.:
3.85%, 6/15/2023	30,000	30,664
4.63%, 9/15/2021	7,000	7,590
QVC, Inc.:
4.45%, 2/15/2025	25,000	23,871
5.13%, 7/2/2022	15,000	15,443
5.95%, 3/15/2043	22,000	20,066
Staples, Inc.:
2.75%, 1/12/2018	10,000	10,006
4.38%, 1/12/2023	15,000	14,829
TJX Cos., Inc. 6.95%, 4/15/2019	22,000	25,599
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	5,000	4,977
4.80%, 11/18/2044	5,000	4,787

		481,473

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Computer Sciences Corp. 4.45%, 9/15/2022	40,000	41,184
EMC Corp. 3.38%, 6/1/2023 (a)	22,000	21,659
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	4,000	3,964
3.50%, 4/15/2023 (a)	6,000	5,645
3.88%, 6/5/2024	30,000	28,477
Hewlett-Packard Co.:
2.75%, 1/14/2019	35,000	35,522
4.65%, 12/9/2021	5,000	5,336
4.90%, 10/15/2025 (b)	30,000	29,917
International Business Machines Corp. 5.70%, 9/14/2017	25,000	27,126
NetApp, Inc.:
2.00%, 12/15/2017	15,000	15,017
3.38%, 6/15/2021	35,000	34,550
Seagate HDD Cayman 3.75%, 11/15/2018	50,000	51,152

		299,549

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Cintas Corp. No 2:
2.85%, 6/1/2016	15,000	15,166
3.25%, 6/1/2022	50,000	49,820
Cintas Corp. No. 2 6.15%, 8/15/2036	12,000	14,366
NIKE, Inc.:
2.25%, 5/1/2023	22,000	21,237
3.63%, 5/1/2043 (a)	32,000	29,996
V.F. Corp.:
3.50%, 9/1/2021	20,000	21,316
6.45%, 11/1/2037	7,000	9,094

		160,995

TOBACCO — 0.6%
Altria Group, Inc.:
2.95%, 5/2/2023	40,000	38,909
4.50%, 5/2/2043	7,000	6,668
5.38%, 1/31/2044 (a)	20,000	21,666
9.25%, 8/6/2019	7,000	8,721
Philip Morris International, Inc.:
1.13%, 8/21/2017 (a)	15,000	14,980
3.88%, 8/21/2042	5,000	4,587
Reynolds American, Inc.:
3.50%, 8/4/2016 (a)(b)	7,000	7,110
4.75%, 11/1/2042	5,000	4,814
6.88%, 5/1/2020 (b)	25,000	29,147
7.75%, 6/1/2018	7,000	7,997

		144,599

TRADING COMPANIES & DISTRIBUTORS — 0.3%
GATX Corp.:
1.25%, 3/4/2017	10,000	9,930
2.38%, 7/30/2018	7,000	7,007
2.50%, 7/30/2019	30,000	29,701
2.60%, 3/30/2020	25,000	24,607

		71,245

TRANSPORTATION INFRASTRUCTURE — 0.2%
Canadian Pacific Railway Co. 5.75%, 3/15/2033	25,000	27,748
Norfolk Southern Corp. 4.80%, 8/15/2043	20,000	20,177

		47,925

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
America Movil SAB de CV 6.13%, 3/30/2040	10,000	10,990
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	5,000	5,114
8.75%, 6/15/2030	11,000	15,720
Embarq Corp. 7.08%, 6/1/2016	15,000	15,406
Orange SA:
2.75%, 9/14/2016 (a)	25,000	25,379
2.75%, 2/6/2019	10,000	10,282
5.50%, 2/6/2044 (a)	10,000	10,775
Rogers Communications, Inc. 5.00%, 3/15/2044	15,000	15,154
Telefonica Emisiones SAU 3.99%, 2/16/2016	35,000	35,365
Vodafone Group PLC 1.50%, 2/19/2018	5,000	4,957

		149,142

TOTAL BONDS & NOTES —
(Cost $21,614,186)		21,130,487

	Shares
SHORT TERM INVESTMENTS — 7.6%
MONEY MARKET FUNDS — 7.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	990,430	990,430

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	680,980	$680,980

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $1,671,410)		1,671,410

TOTAL INVESTMENTS — 103.5% (g)
(Cost $23,285,596)		22,801,897
OTHER ASSETS & LIABILITIES — (3.5)%		(765,718)

NET ASSETS — 100.0%		$22,036,179

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE BONDS & NOTES — 66.2%
AUTOMOBILES — 6.6%
Fiat Chrysler Automobiles NV 7.88%, 12/15/2016	$739,500	$87,667,725
Tesla Motors, Inc.:
0.25%, 3/1/2019	22,339,000	21,501,288
1.25%, 3/1/2021	36,200,000	34,075,060
1.50%, 6/1/2018 (a)	16,058,000	32,698,905

		175,942,978

BIOTECHNOLOGY — 1.7%
Illumina, Inc.:
Zero Coupon, 6/15/2019 (a)(b)	16,545,000	18,116,775
0.50%, 6/15/2021 (a)	13,400,000	15,410,000
Isis Pharmaceuticals, Inc. 1.00%, 11/15/2021 (c)	12,415,000	11,251,715

		44,778,490

BUILDING PRODUCTS — 0.7%
Cemex SAB de CV 3.75%, 3/15/2018	17,688,000	18,241,634

CAPITAL MARKETS — 0.5%
Ares Capital Corp. 5.75%, 2/1/2016	14,148,000	14,237,132

COMMUNICATIONS EQUIPMENT — 1.9%
Ciena Corp. 0.88%, 6/15/2017 (a)	12,650,000	12,508,320
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019 (a)(b)	14,200,000	23,164,460
Viavi Solutions, Inc. 0.63%, 8/15/2033 (a)	17,000,000	15,852,500

		51,525,280

ENERGY EQUIPMENT & SERVICES — 0.5%
SolarCity Corp. 1.63%, 11/1/2019 (c)	14,907,000	11,684,107

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Hologic, Inc. 2.00%, 3/1/2042 (d)	12,852,000	17,366,908
Wright Medical Group, Inc. 2.00%, 2/15/2020 (c)	14,878,000	14,153,441

		31,520,349

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Anthem, Inc. 2.75%, 10/15/2042	16,693,000	31,424,572
Molina Healthcare, Inc. 1.13%, 1/15/2020 (a)	13,350,000	23,279,730

		54,704,302

HOUSEHOLD DURABLES — 1.6%
Jarden Corp.:
1.13%, 3/15/2034 (a)	17,550,000	20,007,000
1.88%, 9/15/2018	13,275,000	21,331,598

		41,338,598

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	13,772,000	15,855,704

INTERNET & CATALOG RETAIL — 3.5%
Priceline Group, Inc.:
0.35%, 6/15/2020 (a)	26,002,000	30,536,749
0.90%, 9/15/2021 (c)	26,350,000	26,004,815
1.00%, 3/15/2018	25,136,000	35,300,998

		91,842,562

INTERNET SOFTWARE & SERVICES — 10.6%
Ctrip.com International, Ltd.:
1.00%, 7/1/2020 (a)(c)	18,500,000	16,742,500
1.25%, 10/15/2018 (a)	20,150,000	21,800,285
LinkedIn Corp. 0.50%, 11/1/2019 (a)(c)	31,800,000	31,303,920
Qihoo 360 Technology Co., Ltd.:
0.50%, 8/15/2020 (a)	11,500,000	10,019,950
1.75%, 8/15/2021 (a)	13,550,000	11,365,740
2.50%, 9/15/2018 (a)	14,350,000	13,811,875
SINA Corp. 1.00%, 12/1/2018 (a)	20,000,000	18,650,000
Twitter, Inc.:
0.25%, 9/15/2019 (c)	24,600,000	21,556,980
1.00%, 9/15/2021 (c)	24,750,000	21,099,375
VeriSign, Inc. 4.30%, 8/15/2037	30,973,000	64,346,407
Vipshop Holdings, Ltd. 1.50%, 3/15/2019 (a)	15,622,000	16,988,925
Yahoo!, Inc. Zero Coupon, 12/1/2018 (b)	36,100,000	34,948,410

		282,634,367

MEDIA — 2.2%
Liberty Interactive LLC 0.75%, 3/30/2043	22,350,000	33,442,305
Liberty Media Corp. 1.38%, 10/15/2023	25,377,000	24,059,934

		57,502,239

METALS & MINING — 0.5%
Newmont Mining Corp. 1.63%, 7/15/2017	13,160,000	13,028,400

OIL, GAS & CONSUMABLE FUELS — 4.1%
Cheniere Energy, Inc. 4.25%, 3/15/2045	17,000,000	10,604,600
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	29,123,000	25,045,780
Cobalt International Energy, Inc.:
2.63%, 12/1/2019	34,065,000	24,271,312
3.13%, 5/15/2024	33,415,000	22,304,513
Peabody Energy Corp. 4.75%, 12/15/2066	19,785,000	2,746,158
Whiting Petroleum Corp. 1.25%, 4/1/2020 (c)	30,500,000	24,820,900

		109,793,263

PHARMACEUTICALS — 2.6%
Herbalife, Ltd. 2.00%, 8/15/2019	29,800,000	26,298,500
Impax Laboratories, Inc. 2.00%, 6/15/2022 (a)(c)	13,750,000	12,427,250
Jazz Investments I, Ltd. 1.88%, 8/15/2021 (a)	14,872,000	15,114,414
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026	11,947,000	16,218,052

		70,058,216

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Extra Space Storage LP 3.13%, 10/1/2035 (c)	$15,000,000	$15,075,000
Starwood Property Trust, Inc. 4.55%, 3/1/2018	15,362,000	15,630,835
VEREIT, Inc. 3.00%, 8/1/2018 (a)	15,684,000	14,899,800

		45,605,635

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.3%
Intel Corp.:
2.95%, 12/15/2035 (a)	40,269,000	48,850,324
3.25%, 8/1/2039 (a)	50,878,000	76,825,780
Microchip Technology, Inc.:
1.63%, 2/15/2025 (c)	44,050,000	42,151,445
2.13%, 12/15/2037 (a)	14,142,000	24,731,529
Micron Technology, Inc. 3.00%, 11/15/2043 (a)	25,350,000	21,435,960
Novellus Systems, Inc. 2.63%, 5/15/2041 (a)	17,700,000	34,582,260
NVIDIA Corp. 1.00%, 12/1/2018	38,800,000	51,045,280
NXP Semiconductors NV 1.00%, 12/1/2019 (c)	29,100,000	32,283,540
ON Semiconductor Corp. 1.00%, 12/1/2020 (a)(c)	18,450,000	17,066,250
SunEdison, Inc. 0.25%, 1/15/2020 (c)	14,990,000	8,189,037
Xilinx, Inc. 2.63%, 6/15/2017 (a)	15,501,000	23,173,995

		380,335,400

SOFTWARE — 4.9%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019 (a)(b)	16,100,000	16,885,680
Citrix Systems, Inc. 0.50%, 4/15/2019 (a)	35,955,000	37,842,638
Red Hat, Inc. 0.25%, 10/1/2019 (a)(c)	20,900,000	24,975,500
Salesforce.com, Inc. 0.25%, 4/1/2018	28,182,000	34,398,949
ServiceNow, Inc. Zero Coupon, 11/1/2018 (b)	14,748,000	16,610,672

		130,713,439

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020 (a)(c)	14,570,000	14,261,116
SanDisk Corp.:
0.50%, 10/15/2020 (a)	38,352,000	36,986,669
1.50%, 8/15/2017	25,494,000	31,645,702

		82,893,487

THRIFTS & MORTGAGE FINANCE — 0.7%
MGIC Investment Corp. 2.00%, 4/1/2020 (a)	12,550,000	18,025,565

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (c)	16,323,000	16,649,460

TOTAL CONVERTIBLE BONDS & NOTES —
(Cost $1,727,790,163)		1,758,910,607

	Shares
CONVERTIBLE PREFERRED STOCKS — 33.3%
BANKS — 4.4%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	100,516	117,402,688

DIVERSIFIED FINANCIAL SERVICES — 3.1%
Bank of America Corp. Series L 7.25%, 12/31/2049	77,533	83,503,041

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Frontier Communications Corp. 11.13%, 6/29/2018	480,000	44,712,000

ELECTRIC UTILITIES — 2.5%
AES Trust III 6.75%, 10/15/2029 (a)	266,478	13,222,638
Exelon Corp. 6.50%, 6/1/2017	565,500	24,684,075
NextEra Energy, Inc.:
0.44%, 9/1/2018	300,000	15,435,000
5.80%, 9/1/2016 (a)	257,000	13,674,970

		67,016,683

ENVIRONMENTAL CONTROL — 0.7%
Stericycle, Inc. 5.25%, 9/15/2018	175,000	17,801,000

FOOD PRODUCTS — 2.1%
Bunge, Ltd. 4.88%, 12/31/2049	170,000	16,682,100
Tyson Foods, Inc. 4.75%, 7/15/2017	751,500	38,521,890

		55,203,990

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Alere, Inc. Series B 3.00%, 12/31/2049	45,461	14,617,757

HEALTH CARE PROVIDERS & SERVICES — 1.1%
Anthem, Inc. 5.25%, 5/1/2018	635,000	30,695,900

MACHINERY — 0.8%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015	158,482	21,252,436

METALS & MINING — 1.6%
Alcoa, Inc. 5.38%, 10/1/2017 (a)	651,500	21,760,100
ArcelorMittal 6.00%, 1/15/2016 (a)	2,300,450	18,909,699
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016	843,350	2,024,040

		42,693,839

MULTI-UTILITIES — 2.1%
Dominion Resources, Inc.:
6.13%, 4/1/2016	256,450	14,184,250

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value
6.00%, 7/1/2016 (a)	285,600	$15,987,888
6.38%, 7/1/2017 (a)	498,500	24,730,585

		54,902,723

OIL, GAS & CONSUMABLE FUELS — 2.3%
CenterPoint Energy, Inc. 3.94%, 9/15/2029 (d)	382,421	22,230,133
Chesapeake Energy Corp. 5.75%, 12/31/2049 (c)	28,900	12,264,582
Southwestern Energy Co. 6.25%, 1/15/2018	873,500	27,148,380

		61,643,095

PHARMACEUTICALS — 4.5%
Allergan PLC 5.50%, 3/1/2018	126,700	119,536,382

REAL ESTATE INVESTMENT TRUSTS — 3.3%
American Tower Corp.:
5.50%, 2/15/2018 (a)	354,000	34,065,420
5.25%, 5/15/2017 (a)	141,500	13,987,275
Welltower, Inc. 6.50%, 12/31/2049	367,938	22,337,516
Weyerhaeuser Co. 6.38%, 7/1/2016	339,500	16,197,545

		86,587,756

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
SunEdison, Inc. 6.75%, 12/31/2049 (a)	16,000	10,329,184

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
Crown Castle International Corp. 4.50%, 11/1/2016 (a)	241,500	24,599,190
T-Mobile US, Inc. 5.50%, 12/15/2017	500,000	34,530,000

		59,129,190

TOTAL CONVERTIBLE PREFERRED STOCKS — (e)
(Cost $999,208,852)		887,027,664

SHORT TERM INVESTMENTS — 7.5%
MONEY MARKET FUNDS — 7.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	195,421,919	195,421,919
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (g)(h)	3,473,395	3,473,395

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $198,895,314)		198,895,314

TOTAL INVESTMENTS — 107.0% (i)
(Cost $2,925,894,329)		2,844,833,585
OTHER ASSETS & LIABILITIES — (7.0)%		(186,789,385)

NET ASSETS — 100.0%		$2,658,044,200

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 14.1% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 23.1%
Fannie Mae
2.50%, 15yr TBA (a)	$2,600,000	$2,650,375
3.00%, 15yr TBA (a)	1,175,000	1,223,285
3.00%, 30yr TBA (a)	4,000,000	4,053,750
3.50%, 30yr TBA (a)	4,900,000	5,111,312
4.00%, 30yr TBA (a)	3,550,000	3,786,852
4.50%, 30yr TBA (a)	700,000	758,844
Freddie Mac
2.50%, 15yr TBA (a)	2,100,000	2,140,851
3.50%, 30yr TBA (a)	3,750,000	3,901,758
4.00%, 30yr TBA (a)	3,600,000	3,832,312
Ginnie Mae
3.00%, 30yr TBA (a)	875,000	892,910
3.00%, 30yr TBA (a)	2,500,000	2,551,172
3.50%, 30yr TBA (a)	1,250,000	1,307,910
3.50%, 30yr TBA (a)	1,700,000	1,780,883
4.00%, 30yr TBA (a)	1,700,000	1,812,094
4.00%, 30yr TBA (a)	1,450,000	1,544,477
4.50%, 30yr TBA (a)	700,000	758,297

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $37,877,840)		38,107,082

FEDERAL HOME LOAN MORTGAGE CORPORATION — 16.9%
Freddie Mac:
2.50%, 6/1/2028 15yr (b)	310,410	317,102
2.50%, 6/1/2028 15yr (b)	154,907	158,246
2.50%, 10/1/2029 15yr (b)	176,217	179,806
3.00%, 10/1/2026 15yr (b)	857,827	893,624
3.00%, 2/1/2029 15yr (b)	126,117	131,291
3.00%, 5/1/2029 15yr (b)	1,000,811	1,041,870
3.00%, 7/1/2029 15yr (b)	287,372	299,162
3.00%, 8/1/2029 15yr (b)	1,015,730	1,057,400
3.00%, 9/1/2029 15yr (b)	847,380	882,144
3.00%, 9/1/2029 15yr (b)	210,728	219,373
3.00%, 2/1/2043 30yr (b)	492,023	498,343
3.00%, 3/1/2043 30yr (b)	1,099,469	1,113,591
3.00%, 6/1/2043 30yr (b)	222,379	225,235
3.00%, 7/1/2043 30yr (b)	439,481	445,126
3.00%, 8/1/2043 30yr (b)	221,763	224,611
3.00%, 9/1/2043 30yr (b)	228,018	230,947
3.00%, 10/1/2043 30yr (b)	223,976	226,853
3.00%, 10/1/2043 30yr (b)	1,755,335	1,777,882
3.00%, 1/1/2045 30yr (b)	478,519	483,950
3.00%, 7/1/2045 30yr (b)	496,831	502,470
3.50%, 6/1/2019 15yr (b)	261,246	275,569
3.50%, 1/1/2029 15yr (b)	141,988	149,812
3.50%, 6/1/2029 15yr (b)	243,753	257,226
3.50%, 8/1/2029 15yr (b)	150,480	158,797
3.50%, 2/1/2030 15yr (b)	90,988	96,031
3.50%, 7/1/2042 30yr (b)	227,553	237,346
3.50%, 5/1/2043 30yr (b)	1,286,021	1,339,796
3.50%, 11/1/2043 30yr (b)	262,086	273,045
3.50%, 6/1/2044 30yr (b)	594,595	619,161
3.50%, 8/1/2044 30yr (b)	253,000	263,452
3.50%, 10/1/2044 30yr (b)	216,153	225,083
3.50%, 11/1/2044 30yr (b)	438,865	456,996
4.00%, 5/1/2021 15yr (b)	566,890	596,662
4.00%, 10/1/2040 30yr (b)	462,714	494,996
4.00%, 12/1/2041 30yr (b)	308,096	329,611
4.00%, 4/1/2042 30yr (b)	165,568	177,130
4.00%, 5/1/2044 30yr (b)	283,881	302,349
4.00%, 5/1/2044 30yr (b)	168,498	179,460
4.00%, 7/1/2044 30yr (b)	977,483	1,041,075
4.00%, 10/1/2044 30yr (b)	919,986	979,837
4.00%, 4/1/2045 30yr (b)	290,641	309,866
4.50%, 2/1/2039 30yr (b)	283,852	307,354
4.50%, 7/1/2041 30yr (b)	569,428	617,336
4.50%, 9/1/2041 30yr (b)	181,255	196,505
4.50%, 10/1/2043 30yr (b)	440,590	476,902
4.50%, 3/1/2044 30yr (b)	424,281	459,337
4.50%, 3/1/2044 30yr (b)	469,943	508,771
4.50%, 9/1/2044 30yr (b)	1,127,008	1,220,126
5.00%, 9/1/2038 30yr (b)	130,985	143,505
5.00%, 12/1/2038 30yr (b)	572,019	626,399
5.00%, 1/1/2039 30yr (b)	520,889	570,680
5.00%, 9/1/2039 30yr (b)	287,577	315,066
5.00%, 12/1/2041 30yr (b)	630,344	692,212
5.50%, 1/1/2028 20yr (b)	83,865	92,877
5.50%, 9/1/2035 30yr (b)	16,373	18,241
5.50%, 6/1/2036 30yr (b)	76,513	84,948
5.50%, 12/1/2036 30yr (b)	94,645	105,079
5.50%, 7/1/2037 30yr (b)	907,114	1,007,118
5.50%, 4/1/2038 30yr (b)	733,913	814,569
5.50%, 5/1/2038 30yr (b)	9,887	10,974

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION —
(Cost $27,537,872)		27,940,325

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 35.9%
Fannie Mae:
2.17%, 4/1/2044 30yr (b)	934,655	972,182
2.50%, 7/1/2028 15yr (b)	410,977	419,809
2.50%, 8/1/2028 15yr (b)	793,169	810,215
2.50%, 10/1/2028 15yr (b)	293,567	299,875
2.50%, 2/1/2030 15yr (b)	238,090	242,938
2.50%, 5/1/2030 15yr (b)	291,743	297,683
2.50%, 7/1/2030 15yr (b)	249,682	254,765
3.00%, 12/1/2026 15yr (b)	204,261	213,041
3.00%, 10/1/2028 15yr (b)	271,054	282,567
3.00%, 11/1/2028 15yr (b)	574,012	598,395
3.00%, 6/1/2029 15yr (b)	217,015	226,122
3.00%, 7/1/2029 15yr (b)	414,127	431,505
3.00%, 8/1/2029 15yr (b)	288,487	300,593
3.00%, 8/1/2029 15yr (b)	238,705	248,722
3.00%, 9/1/2029 15yr (b)	212,155	221,058
3.00%, 6/1/2030 15yr (b)	292,037	304,346
3.00%, 9/1/2030 15yr (b)	223,074	232,477
3.00%, 1/1/2035 20yr (b)	462,783	476,290
3.00%, 2/1/2035 20yr (b)	662,677	682,087
3.00%, 4/1/2043 30yr (b)	840,538	853,871
3.00%, 4/1/2043 30yr (b)	832,869	846,080
3.00%, 5/1/2043 30yr (b)	380,447	386,482
3.00%, 5/1/2043 30yr (b)	422,352	429,052
3.00%, 5/1/2043 30yr (b)	217,718	221,171
3.00%, 6/1/2043 30yr (b)	1,056,009	1,072,760
3.00%, 7/1/2043 30yr (b)	224,665	228,229
3.00%, 8/1/2043 30yr (b)	878,206	892,137
3.00%, 8/1/2043 30yr (b)	147,685	150,028
3.00%, 8/1/2043 30yr (b)	1,019,909	1,036,087
3.00%, 9/1/2043 30yr (b)	367,716	373,549
3.00%, 1/1/2044 30yr (b)	243,186	247,044
3.00%, 12/1/2044 30yr (b)	651,229	660,568

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.00%, 4/1/2045 30yr (b)	$1,075,916	$1,091,393
3.50%, 10/1/2025 15yr (b)	437,359	462,634
3.50%, 11/1/2025 15yr (b)	528,205	558,731
3.50%, 1/1/2026 15yr (b)	518,740	548,719
3.50%, 1/1/2027 15yr (b)	388,119	410,548
3.50%, 1/1/2029 15yr (b)	336,622	355,765
3.50%, 5/1/2029 15yr (b)	504,122	532,810
3.50%, 10/1/2029 15yr (b)	146,960	155,323
3.50%, 6/1/2034 20yr (b)	801,466	843,641
3.50%, 7/1/2034 20yr (b)	943,591	993,245
3.50%, 12/1/2040 30yr (b)	978,564	1,023,177
3.50%, 1/1/2041 30yr (b)	596,358	623,546
3.50%, 5/1/2042 30yr (b)	1,240,242	1,296,079
3.50%, 6/1/2042 30yr (b)	1,036,307	1,082,962
3.50%, 1/1/2043 30yr (b)	305,950	319,724
3.50%, 5/1/2043 30yr (b)	162,045	169,146
3.50%, 5/1/2043 30yr (b)	520,829	543,653
3.50%, 1/1/2044 30yr (b)	370,330	386,559
3.50%, 9/1/2044 30yr (b)	940,175	981,477
3.50%, 10/1/2044 30yr (b)	215,117	224,567
3.50%, 1/1/2045 30yr (b)	234,055	244,380
3.50%, 1/1/2045 30yr (b)	327,289	341,667
3.50%, 1/1/2045 30yr (b)	1,339,960	1,398,825
3.50%, 2/1/2045 30yr (b)	949,559	991,444
3.50%, 4/1/2045 30yr (b)	478,957	500,084
3.50%, 5/1/2045 30yr (b)	293,789	306,748
3.50%, 8/1/2045 30yr (b)	746,926	779,873
4.00%, 5/1/2020 15yr (b)	8,611	9,011
4.00%, 5/1/2020 15yr (b)	269,842	282,596
4.00%, 12/1/2020 15yr (b)	157,993	165,460
4.00%, 7/1/2021 10yr (b)	122,544	129,502
4.00%, 8/1/2026 15yr (b)	214,654	226,097
4.00%, 1/1/2034 20yr (b)	779,636	839,349
4.00%, 10/1/2040 30yr (b)	762,329	815,542
4.00%, 2/1/2041 30yr (b)	812,176	868,869
4.00%, 10/1/2041 30yr (b)	233,042	249,461
4.00%, 12/1/2041 30yr (b)	780,474	835,462
4.00%, 4/1/2042 30yr (b)	972,058	1,040,626
4.00%, 10/1/2043 30yr (b)	717,165	765,234
4.00%, 12/1/2043 30yr (b)	428,593	457,320
4.00%, 2/1/2044 30yr (b)	767,833	819,433
4.00%, 6/1/2044 30yr (b)	321,972	343,608
4.00%, 7/1/2044 30yr (b)	370,214	395,093
4.00%, 7/1/2044 30yr (b)	783,237	835,871
4.00%, 9/1/2044 30yr (b)	238,479	254,505
4.00%, 10/1/2044 30yr (b)	177,948	189,906
4.00%, 10/1/2044 30yr (b)	128,731	137,382
4.00%, 12/1/2044 30yr (b)	911,423	972,672
4.00%, 1/1/2045 30yr (b)	180,458	192,682
4.00%, 3/1/2045 30yr (b)	288,581	308,128
4.00%, 7/1/2045 30yr (b)	396,594	423,457
4.50%, 9/1/2018 15yr (b)	123,763	128,990
4.50%, 4/1/2019 10yr (b)	128,585	133,484
4.50%, 11/1/2024 15yr (b)	121,014	128,021
4.50%, 4/1/2031 20yr (b)	190,948	208,902
4.50%, 5/1/2041 30yr (b)	524,104	569,074
4.50%, 1/1/2042 30yr (b)	790,462	858,865
4.50%, 9/1/2043 30yr (b)	1,100,825	1,195,279
4.50%, 9/1/2043 30yr (b)	234,615	254,369
4.50%, 12/1/2043 30yr (b)	967,080	1,048,503
4.50%, 3/1/2044 30yr (b)	231,116	250,596
4.50%, 4/1/2044 30yr (b)	174,571	189,285
4.50%, 6/1/2044 30yr (b)	958,967	1,039,794
4.50%, 10/1/2044 30yr (b)	937,342	1,016,346
5.00%, 1/1/2017 15yr (b)	47,289	49,391
5.00%, 2/1/2019 15yr (b)	132,277	138,231
5.00%, 3/1/2019 15yr (b)	104,498	109,202
5.00%, 7/1/2040 30yr (b)	447,011	492,968
5.00%, 9/1/2040 30yr (b)	412,021	454,380
5.00%, 12/1/2040 30yr (b)	922,104	1,016,906
5.00%, 3/1/2042 30yr (b)	790,895	872,207
5.00%, 7/1/2044 30yr (b)	259,064	285,497
5.00%, 1/1/2045 30yr (b)	600,082	661,309
5.50%, 1/1/2035 30yr (b)	1,210,810	1,359,892
5.50%, 4/1/2036 30yr (b)	559,921	627,011
5.50%, 11/1/2038 30yr (b)	248,519	277,434
5.50%, 12/1/2038 30yr (b)	115,442	128,873
5.50%, 12/1/2039 30yr (b)	234,163	261,407
5.50%, 7/1/2041 30yr (b)	502,798	561,398
6.00%, 1/1/2037 30yr (b)	131,030	147,933
6.00%, 9/1/2037 30yr (b)	164,374	185,579
6.00%, 9/1/2039 30yr (b)	132,707	149,798
6.00%, 6/1/2040 30yr (b)	312,000	352,249
6.00%, 10/1/2040 30yr (b)	393,813	444,533

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $58,763,470)		59,233,420

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 19.8%
Ginnie Mae:
2.50%, 1/20/2043 30yr (b)	180,913	179,017
3.00%, 5/15/2042 30yr (b)	304,910	312,659
3.00%, 8/20/2042 30yr (b)	789,432	809,484
3.00%, 12/20/2042 30yr (b)	783,450	803,350
3.00%, 8/20/2043 30yr (b)	646,029	661,366
3.00%, 12/20/2044 30yr (b)	371,527	379,728
3.00%, 3/20/2045 30yr (b)	194,996	199,271
3.00%, 4/20/2045 30yr (b)	1,078,630	1,102,279
3.00%, 6/20/2045 30yr (b)	223,084	227,975
3.00%, 7/20/2045 30yr (b)	1,144,222	1,169,310
3.50%, 2/15/2042 30yr (b)	821,139	862,026
3.50%, 4/15/2042 30yr (b)	301,257	316,257
3.50%, 6/20/2042 30yr (b)	1,539,315	1,618,788
3.50%, 11/20/2042 30yr (b)	228,296	240,083
3.50%, 3/20/2043 30yr (b)	166,197	174,609
3.50%, 3/20/2043 30yr (b)	443,180	466,060
3.50%, 9/20/2043 30yr (b)	760,668	799,167
3.50%, 1/20/2044 30yr (b)	739,067	776,474
3.50%, 3/20/2044 30yr (b)	501,276	525,928
3.50%, 4/20/2044 30yr (b)	729,614	765,495
3.50%, 5/20/2044 30yr (b)	744,895	781,527
3.50%, 7/20/2044 30yr (b)	380,844	399,573
3.50%, 8/20/2044 30yr (b)	937,268	983,361
3.50%, 10/20/2044 30yr (b)	245,752	257,837
3.50%, 12/20/2044 30yr (b)	174,963	183,567
3.50%, 2/20/2045 30yr (b)	183,410	192,427
3.50%, 4/20/2045 30yr (b)	340,895	357,655
3.50%, 4/20/2045 30yr (b)	293,000	307,406
3.50%, 5/20/2045 30yr (b)	689,366	723,258
3.50%, 6/20/2045 30yr (b)	346,580	363,620
3.50%, 7/20/2045 30yr (b)	497,620	522,085
4.00%, 2/15/2040 30yr (b)	47,648	51,181

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.00%, 11/20/2041 30yr (b)	$633,147	$679,087
4.00%, 2/20/2042 30yr (b)	590,249	630,357
4.00%, 5/20/2042 30yr (b)	335,667	358,476
4.00%, 8/20/2042 30yr (b)	146,436	156,386
4.00%, 8/20/2043 30yr (b)	453,896	484,125
4.00%, 3/20/2044 30yr (b)	490,525	522,692
4.00%, 6/20/2044 30yr (b)	647,531	689,995
4.00%, 7/20/2044 30yr (b)	496,249	528,792
4.00%, 8/20/2044 30yr (b)	204,706	218,130
4.00%, 12/20/2044 30yr (b)	267,807	285,369
4.00%, 1/20/2045 30yr (b)	714,551	761,409
4.00%, 2/20/2045 30yr (b)	361,661	385,378
4.50%, 6/15/2039 30yr (b)	149,655	162,969
4.50%, 4/15/2040 30yr (b)	460,980	503,661
4.50%, 6/15/2040 30yr (b)	661,116	722,327
4.50%, 9/20/2040 30yr (b)	345,209	376,284
4.50%, 3/15/2041 30yr (b)	215,641	235,606
4.50%, 6/15/2041 30yr (b)	145,761	158,864
4.50%, 7/15/2041 30yr (b)	250,741	273,281
4.50%, 7/20/2041 30yr (b)	646,025	700,652
4.50%, 10/20/2043 30yr (b)	171,730	184,681
4.50%, 12/20/2043 30yr (b)	627,073	674,365
4.50%, 1/20/2044 30yr (b)	317,298	341,227
4.50%, 4/20/2044 30yr (b)	472,349	507,972
5.00%, 12/15/2038 30yr (b)	119,892	132,967
5.00%, 5/15/2039 30yr (b)	117,834	131,054
5.00%, 9/20/2042 30yr (b)	105,269	115,477
5.00%, 11/20/2042 30yr (b)	565,439	615,759
5.00%, 3/20/2043 30yr (b)	112,534	123,446
5.00%, 4/20/2043 30yr (b)	494,344	542,279
5.00%, 5/20/2043 30yr (b)	106,782	116,285
5.00%, 8/20/2043 30yr (b)	490,129	541,321
5.00%, 6/20/2044 30yr (b)	178,531	197,178
5.00%, 7/20/2044 30yr (b)	533,922	585,702
5.50%, 9/15/2035 30yr (b)	430,824	486,219
5.50%, 7/15/2038 30yr (b)	42,696	47,789
5.50%, 3/15/2039 30yr (b)	520,775	586,070
6.00%, 8/15/2040 30yr (b)	118,510	133,571
6.00%, 9/15/2040 30yr (b)	187,065	210,310

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $32,344,901)		32,620,335

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Federal Home Loan Mortgage Corp.
3.00%, 7/1/2035 20yr (b)	993,513	1,022,634
3.00%, 6/1/2045 30yr (b)	296,891	300,260
3.00%, 8/1/2045 30yr (b)	399,036	403,566
3.50%, 12/1/2044 30yr (b)	1,001,760	1,043,148
3.50%, 1/1/2045 30yr (b)	234,024	243,728
3.50%, 2/1/2045 30yr (b)	953,913	993,469
3.50%, 7/1/2045 30yr (b)	497,127	517,742
3.50%, 7/1/2045 30yr (b)	198,805	207,501
4.00%, 12/1/2044 30yr (b)	223,782	238,340

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $4,952,541)		4,970,388

	Shares
SHORT TERM INVESTMENT — 24.1%
MONEY MARKET FUND — 24.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (b)(c)(d)(e) (Cost $39,682,016)	39,682,016	39,682,016

TOTAL INVESTMENTS — 122.8% (f)
(Cost $201,158,640)		202,553,566
OTHER ASSETS & LIABILITIES — (22.8)%		(37,564,791)

NET ASSETS — 100.0%		$164,988,775

(a)	When-issued security
(b)	Security, or a portion of the security has been designated as collateral for TBA securities.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).
TBA = To Be Announced

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BONDS & NOTES — 26.4%
AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
2.50%, 3/1/2025	$50,000	$48,001
3.30%, 3/1/2035	65,000	59,210
3.50%, 3/1/2045	25,000	22,522
6.13%, 2/15/2033	165,000	206,414
Embraer Netherlands Finance BV 5.05%, 6/15/2025	50,000	46,250
General Dynamics Corp.:
1.00%, 11/15/2017	100,000	99,318
2.25%, 11/15/2022	100,000	95,780
Hexcel Corp. 4.70%, 8/15/2025 (a)	25,000	25,367
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	50,000	55,460
5.30%, 3/1/2018	250,000	273,644
5.38%, 3/1/2041	100,000	118,740
L-3 Communications Corp.:
3.95%, 11/15/2016	100,000	102,493
5.20%, 10/15/2019	135,000	143,961
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	258,522
3.60%, 3/1/2035	25,000	22,737
4.07%, 12/15/2042	125,000	118,075
4.25%, 11/15/2019	100,000	108,752
Northrop Grumman Corp.:
3.25%, 8/1/2023	200,000	198,489
3.85%, 4/15/2045	150,000	134,109
5.05%, 11/15/2040	20,000	21,326
Precision Castparts Corp.:
1.25%, 1/15/2018	200,000	199,008
2.50%, 1/15/2023	100,000	96,427
Raytheon Co.:
2.50%, 12/15/2022	125,000	122,886
4.20%, 12/15/2044	20,000	20,093
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	104,488
4.80%, 12/15/2043	100,000	108,184
Textron, Inc. 3.88%, 3/1/2025	55,000	54,378
United Technologies Corp.:
1.78%, 5/4/2018	100,000	99,691
4.15%, 5/15/2045	100,000	97,467
4.50%, 4/15/2020	110,000	121,392
4.50%, 6/1/2042	100,000	102,320
5.38%, 12/15/2017 (a)	250,000	271,123
5.70%, 4/15/2040	210,000	249,593
6.05%, 6/1/2036	100,000	122,057

		3,928,277

AIR FREIGHT & LOGISTICS — 0.1%
FedEx Corp.:
2.63%, 8/1/2022	100,000	97,092
3.20%, 2/1/2025 (a)	100,000	96,849
4.10%, 2/1/2045	150,000	135,705
United Parcel Service, Inc.:
2.45%, 10/1/2022	100,000	98,352
4.88%, 11/15/2040	200,000	223,820
5.13%, 4/1/2019	100,000	111,714
6.20%, 1/15/2038	100,000	128,214

		891,746

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	173,566	185,282
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 9/22/2027	100,000	101,875
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025	90,156	92,185
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026	18,437	18,714
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	63,064	66,375
Southwest Airlines Co. 2.75%, 11/6/2019	50,000	50,693
United Airlines 2013-1Pass Through Trust, Class A 4.30%, 2/15/2027	95,199	97,817
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	86,562	90,457

		703,398

AUTO COMPONENTS — 0.0% (b)
Delphi Corp. 4.15%, 3/15/2024	40,000	39,830
Johnson Controls, Inc.:
4.25%, 3/1/2021	60,000	62,878
6.00%, 1/15/2036	200,000	219,050
Magna International, Inc. 3.63%, 6/15/2024	100,000	96,832

		418,590

AUTOMOBILES — 0.1%
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	177,562
Ford Motor Co. 7.45%, 7/16/2031	250,000	310,618
General Motors Co. 6.25%, 10/2/2043	100,000	106,457
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	50,365
4.63%, 7/28/2045	50,000	49,943

		694,945

BANKS — 3.0%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	100,000	99,997
2.00%, 8/24/2018 (a)	33,000	33,119
2.35%, 9/10/2019	100,000	100,654
3.05%, 8/23/2018	100,000	103,163
4.00%, 3/13/2024 (a)	125,000	129,721
Australia & New Zealand Banking Group, Ltd.:
1.25%, 1/10/2017	50,000	50,033
1.45%, 5/15/2018	250,000	248,906

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Banco do Brasil SA 3.88%, 10/10/2022 (a)	$200,000	$154,760
Bancolombia SA 5.95%, 6/3/2021	100,000	105,000
Bank of Montreal 2.50%, 1/11/2017	325,000	330,352
Bank of Nova Scotia:
1.25%, 4/11/2017	50,000	49,927
1.38%, 12/18/2017	50,000	49,814
1.45%, 4/25/2018 (a)	100,000	99,697
1.85%, 4/14/2020 (a)	200,000	199,360
2.05%, 10/30/2018	250,000	251,707
2.55%, 1/12/2017	100,000	101,714
2.80%, 7/21/2021	150,000	151,799
Barclays Bank PLC:
2.50%, 2/20/2019	50,000	50,854
3.75%, 5/15/2024 (a)	200,000	202,052
5.13%, 1/8/2020	100,000	111,742
Barclays PLC:
2.75%, 11/8/2019	300,000	301,668
3.65%, 3/16/2025	50,000	47,758
5.25%, 8/17/2045	200,000	201,139
BB&T Corp.:
2.05%, 6/19/2018	250,000	251,843
2.63%, 6/29/2020	50,000	50,590
BNP Paribas SA:
2.38%, 9/14/2017	350,000	355,215
2.70%, 8/20/2018	100,000	102,176
3.25%, 3/3/2023	100,000	100,326
5.00%, 1/15/2021	200,000	224,875
BPCE SA 4.00%, 4/15/2024 (a)	250,000	259,341
Branch Banking & Trust Co.:
1.05%, 12/1/2016	200,000	199,776
3.80%, 10/30/2026	250,000	252,013
Citizens Bank NA/Providence, RI 2.45%, 12/4/2019	100,000	99,112
Comerica, Inc. 2.13%, 5/23/2019	100,000	99,301
Commonwealth Bank of Australia/New York, NY:
1.40%, 9/8/2017	300,000	301,163
2.50%, 9/20/2018	225,000	229,396
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
4.38%, 8/4/2025	250,000	250,681
4.50%, 1/11/2021	100,000	109,694
4.63%, 12/1/2023	200,000	206,372
5.25%, 5/24/2041	250,000	277,864
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 1.70%, 3/19/2018 (a)	250,000	250,174
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	100,000	104,965
Corp. Andina de Fomento 1.50%, 8/8/2017	100,000	100,864
Corpbanca SA 3.13%, 1/15/2018	200,000	199,000
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045 (c)	250,000	243,235
Credit Suisse of New York, NY:
2.30%, 5/28/2019	250,000	251,521
3.63%, 9/9/2024	250,000	249,711
4.38%, 8/5/2020	260,000	283,646
5.40%, 1/14/2020	100,000	110,958
Deutsche Bank AG:
2.95%, 8/20/2020	100,000	100,198
4.30%, 5/24/2028 (a)(d)	200,000	193,476
Deutsche Bank AG London:
1.35%, 5/30/2017	200,000	198,703
1.88%, 2/13/2018	50,000	49,947
2.50%, 2/13/2019	50,000	50,442
6.00%, 9/1/2017	250,000	269,706
Discover Bank/Greenwood DE:
3.10%, 6/4/2020	250,000	252,392
4.20%, 8/8/2023	125,000	128,533
Export-Import Bank of Korea 4.00%, 1/14/2024	300,000	319,359
Fifth Third Bancorp:
2.88%, 7/27/2020	150,000	151,187
4.30%, 1/16/2024	100,000	102,713
8.25%, 3/1/2038	50,000	70,621
Fifth Third Bank 1.15%, 11/18/2016	400,000	399,342
HSBC Holdings PLC:
4.00%, 3/30/2022	500,000	520,019
4.25%, 8/18/2025	200,000	196,978
5.10%, 4/5/2021	50,000	55,362
5.25%, 3/14/2044	100,000	100,709
6.10%, 1/14/2042 (a)	35,000	42,762
6.50%, 5/2/2036	150,000	178,025
6.50%, 9/15/2037	50,000	58,581
6.80%, 6/1/2038	100,000	122,190
HSBC USA, Inc.:
1.63%, 1/16/2018	150,000	149,342
2.00%, 8/7/2018	300,000	300,238
2.25%, 6/23/2019	120,000	119,888
2.35%, 3/5/2020	150,000	148,590
Huntington National Bank 1.38%, 4/24/2017	200,000	198,919
International Finance Corp. 1.75%, 9/4/2018	250,000	255,240
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	150,000	150,429
3.88%, 1/16/2018	200,000	206,214
JPMorgan Chase Bank NA 6.00%, 10/1/2017	205,000	221,853
KeyBank NA 1.65%, 2/1/2018	200,000	199,584
KeyCorp 2.30%, 12/13/2018	200,000	201,254
KFW:
Zero Coupon, 4/18/2036 (e)	200,000	105,920
0.75%, 3/17/2017	600,000	600,322
0.88%, 12/15/2017	200,000	199,966
1.50%, 4/20/2020	550,000	550,982
1.88%, 4/1/2019	250,000	255,421
2.13%, 1/17/2023	200,000	202,451

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

2.63%, 1/25/2022	$300,000	$314,621
Korea Development Bank:
3.50%, 8/22/2017	100,000	103,532
3.75%, 1/22/2024	150,000	156,976
Kreditanstalt fuer Wiederaufbau:
1.25%, 2/15/2017	325,000	327,483
2.00%, 10/4/2022	125,000	125,745
2.38%, 8/25/2021 (a)	700,000	724,605
2.75%, 9/8/2020 (a)	100,000	105,745
4.50%, 7/16/2018 (a)	215,000	235,252
Landwirtschaftliche Rentenbank:
0.88%, 9/12/2017	200,000	200,315
1.00%, 4/4/2018	150,000	150,173
1.88%, 9/17/2018 (a)	400,000	408,996
Lloyds Bank PLC:
1.75%, 5/14/2018	200,000	199,383
3.50%, 5/14/2025	200,000	197,898
4.20%, 3/28/2017	125,000	129,872
National Australia Bank, Ltd. 2.75%, 3/9/2017	150,000	153,205
Oesterreichische Kontrollbank AG 5.00%, 4/25/2017	50,000	53,294
PNC Bank NA:
1.30%, 10/3/2016	250,000	250,810
1.85%, 7/20/2018	250,000	250,720
2.40%, 10/18/2019	100,000	100,847
2.70%, 11/1/2022	150,000	144,262
2.95%, 2/23/2025	250,000	240,816
3.30%, 10/30/2024	250,000	248,829
PNC Funding Corp. 5.13%, 2/8/2020	150,000	166,494
Regions Financial Corp. 2.00%, 5/15/2018	200,000	199,384
Royal Bank of Canada:
1.20%, 9/19/2017	100,000	99,995
1.25%, 6/16/2017	200,000	199,337
1.80%, 7/30/2018	50,000	50,040
2.15%, 3/6/2020 (a)	200,000	201,046
2.20%, 9/23/2019	100,000	101,532
Royal Bank of Scotland PLC 5.63%, 8/24/2020 (a)	225,000	255,815
Societe Generale SA 2.75%, 10/12/2017	300,000	305,676
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017	200,000	199,957
2.45%, 1/16/2020	350,000	350,905
3.95%, 7/19/2023	250,000	261,961
SunTrust Banks, Inc.:
2.75%, 5/1/2023	200,000	191,889
7.25%, 3/15/2018	60,000	66,582
Svenska Handelsbanken AB:
2.50%, 1/25/2019 (a)	150,000	152,995
2.88%, 4/4/2017	100,000	102,274
Toronto-Dominion Bank:
1.40%, 4/30/2018 (a)	100,000	99,318
2.13%, 7/2/2019 (a)	100,000	100,355
2.25%, 11/5/2019	100,000	100,876
2.38%, 10/19/2016	100,000	101,615
2.63%, 9/10/2018	200,000	204,874
US Bancorp:
1.95%, 11/15/2018	200,000	201,528
2.20%, 11/15/2016	200,000	202,682
2.95%, 7/15/2022	150,000	148,537
3.70%, 1/30/2024	250,000	259,726
Wachovia Corp.:
5.63%, 10/15/2016	400,000	418,871
5.75%, 2/1/2018	125,000	136,467
Wells Fargo & Co.:
2.13%, 4/22/2019	300,000	301,941
2.15%, 1/15/2019	200,000	201,483
2.15%, 1/30/2020	325,000	323,850
2.60%, 7/22/2020	150,000	151,448
3.00%, 2/19/2025 (a)	250,000	241,821
3.45%, 2/13/2023	100,000	99,610
3.50%, 3/8/2022	500,000	517,192
3.90%, 5/1/2045	110,000	101,257
4.13%, 8/15/2023	100,000	103,498
4.30%, 7/22/2027	85,000	86,494
4.48%, 1/16/2024	300,000	317,441
5.61%, 1/15/2044	300,000	335,593
Wells Fargo Bank NA 5.85%, 2/1/2037	200,000	240,419
Wells Fargo Capital X 5.95%, 12/1/2086	125,000	125,312
Westpac Banking Corp.:
1.50%, 12/1/2017	100,000	99,794
2.00%, 8/14/2017	100,000	101,294
2.25%, 1/17/2019	250,000	251,774
4.88%, 11/19/2019	200,000	219,976

		29,490,913

BEVERAGES — 0.5%
Anheuser-Busch Cos LLC 6.00%, 11/1/2041	100,000	115,577
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	100,000	99,961
2.50%, 7/15/2022	100,000	95,402
3.75%, 7/15/2042	100,000	85,445
5.38%, 1/15/2020	385,000	429,307
6.38%, 1/15/2040	250,000	296,754
7.75%, 1/15/2019	350,000	410,364
8.20%, 1/15/2039	100,000	142,280
Beam Suntory, Inc. 1.88%, 5/15/2017	100,000	100,363
Brown-Forman Corp. 4.50%, 7/15/2045	40,000	41,446
Coca-Cola Co.:
0.75%, 11/1/2016	150,000	149,924
1.15%, 4/1/2018	200,000	199,652
3.15%, 11/15/2020	70,000	73,635
3.20%, 11/1/2023	300,000	306,220
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	150,000	151,750
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	144,529
3.88%, 4/29/2043	100,000	92,991
5.75%, 10/23/2017	250,000	271,340
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021	150,000	151,396
Molson Coors Brewing Co. 5.00%, 5/1/2042	50,000	44,107

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	$100,000	$137,084
PepsiCo, Inc.:
1.13%, 7/17/2017	50,000	50,096
1.25%, 4/30/2018 (a)	35,000	34,893
1.85%, 4/30/2020 (a)	100,000	99,234
2.75%, 3/5/2022	150,000	150,174
2.75%, 4/30/2025 (a)	100,000	96,632
3.10%, 7/17/2022	50,000	51,066
3.50%, 7/17/2025	100,000	102,615
3.60%, 3/1/2024	100,000	103,657
3.60%, 8/13/2042	300,000	267,525
4.25%, 10/22/2044	75,000	73,746
4.50%, 1/15/2020	100,000	110,112
4.60%, 7/17/2045	35,000	36,429
5.00%, 6/1/2018	60,000	65,566
7.90%, 11/1/2018	100,000	117,914

		4,899,186

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.25%, 5/22/2017	200,000	199,525
2.13%, 5/1/2020	50,000	49,095
2.20%, 5/22/2019	100,000	99,909
2.50%, 11/15/2016	100,000	101,504
3.13%, 5/1/2025	100,000	95,706
3.63%, 5/22/2024	50,000	50,342
3.88%, 11/15/2021	100,000	104,538
4.10%, 6/15/2021	100,000	105,881
4.40%, 5/1/2045	100,000	91,765
4.50%, 3/15/2020	50,000	54,025
5.15%, 11/15/2041	324,000	331,822
5.70%, 2/1/2019	100,000	110,928
5.75%, 3/15/2040	55,000	60,934
Biogen, Inc.:
2.90%, 9/15/2020	100,000	101,033
3.63%, 9/15/2022	55,000	55,808
4.05%, 9/15/2025	55,000	55,840
5.20%, 9/15/2045	65,000	66,467
Celgene Corp.:
2.30%, 8/15/2018 (a)	100,000	101,053
2.88%, 8/15/2020	100,000	101,222
3.25%, 8/15/2022	200,000	199,262
3.63%, 5/15/2024	150,000	149,061
3.88%, 8/15/2025	100,000	99,955
5.00%, 8/15/2045	205,000	203,986
Gilead Sciences, Inc.:
1.85%, 9/4/2018	40,000	40,264
2.35%, 2/1/2020	200,000	200,771
2.55%, 9/1/2020	100,000	100,580
3.25%, 9/1/2022	40,000	40,447
3.50%, 2/1/2025	50,000	50,348
3.65%, 3/1/2026	100,000	100,934
3.70%, 4/1/2024	200,000	205,596
4.50%, 4/1/2021	200,000	217,765
4.50%, 2/1/2045	40,000	38,535
4.60%, 9/1/2035	45,000	45,636
4.75%, 3/1/2046	50,000	50,465
4.80%, 4/1/2044	100,000	100,743
Life Technologies Corp. 6.00%, 3/1/2020	400,000	455,032

		4,236,777

BUILDING PRODUCTS — 0.0% (b)
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	30,000	30,304
Owens Corning 4.20%, 12/15/2022	138,000	139,836

		170,140

CAPITAL MARKETS — 1.0%
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	50,000	48,337
Ares Capital Corp. 3.88%, 1/15/2020	30,000	30,795
Bank of New York Mellon Corp.:
2.10%, 1/15/2019	250,000	251,968
2.20%, 5/15/2019	100,000	100,865
2.30%, 9/11/2019	350,000	353,157
3.55%, 9/23/2021	100,000	104,184
Bear Stearns Cos. LLC 7.25%, 2/1/2018	100,000	112,099
BlackRock, Inc. 3.50%, 3/18/2024 (a)	225,000	230,639
Goldman Sachs Group, Inc.:
2.55%, 10/23/2019	200,000	201,108
2.60%, 4/23/2020	300,000	300,431
2.63%, 1/31/2019	200,000	202,803
2.90%, 7/19/2018	400,000	409,849
3.50%, 1/23/2025	250,000	245,501
3.63%, 1/22/2023	105,000	106,786
3.75%, 5/22/2025	100,000	100,157
4.80%, 7/8/2044	350,000	354,773
5.15%, 5/22/2045	55,000	54,323
5.63%, 1/15/2017	200,000	209,969
5.95%, 1/15/2027	395,000	450,494
6.13%, 2/15/2033	340,000	404,633
6.15%, 4/1/2018	500,000	550,729
6.75%, 10/1/2037	250,000	299,258
Jefferies Group, Inc.:
5.13%, 4/13/2018	300,000	314,906
6.25%, 1/15/2036	60,000	55,880
6.45%, 6/8/2027	20,000	20,560
Morgan Stanley:
1.88%, 1/5/2018	150,000	150,177
2.20%, 12/7/2018	100,000	100,118
2.38%, 7/23/2019	400,000	399,692
2.65%, 1/27/2020	150,000	150,572
2.80%, 6/16/2020	100,000	100,632
3.70%, 10/23/2024	250,000	252,685
3.75%, 2/25/2023	100,000	102,336
3.95%, 4/23/2027	600,000	576,247
4.10%, 5/22/2023	250,000	253,101
4.30%, 1/27/2045	75,000	71,027
4.75%, 3/22/2017	313,000	327,705
4.88%, 11/1/2022	63,000	67,129
5.50%, 7/28/2021	50,000	56,417
5.63%, 9/23/2019	150,000	167,367
5.75%, 1/25/2021	500,000	569,038
6.38%, 7/24/2042	150,000	184,578
6.63%, 4/1/2018	390,000	433,560

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

7.25%, 4/1/2032	$148,000	$193,373
Morgan Stanley, Series F 3.88%, 4/29/2024	100,000	102,308
Northern Trust Corp. 2.38%, 8/2/2022	102,000	98,946
Svensk Exportkredit AB:
1.88%, 6/17/2019	200,000	203,608
5.13%, 3/1/2017	205,000	217,596
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	100,000	100,428

		10,392,844

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	175,000	170,588
4.13%, 3/15/2035	55,000	49,171
6.13%, 1/15/2041	20,000	22,614
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	100,296
Airgas, Inc. 3.05%, 8/1/2020	100,000	101,569
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	23,765
5.15%, 3/15/2034	200,000	191,234
7.13%, 5/1/2020	100,000	116,950
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	52,986
4.25%, 10/1/2034	200,000	179,881
5.25%, 11/15/2041	250,000	243,681
8.55%, 5/15/2019	330,000	397,749
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	255,000	267,487
5.75%, 3/15/2019	250,000	280,030
Eastman Chemical Co.:
2.40%, 6/1/2017	50,000	50,451
3.60%, 8/15/2022	145,000	145,339
4.65%, 10/15/2044	120,000	110,471
Ecolab, Inc.:
4.35%, 12/8/2021	145,000	156,177
5.50%, 12/8/2041	76,000	84,707
LYB International Finance BV 4.00%, 7/15/2023	150,000	150,691
LyondellBasell Industries NV:
4.63%, 2/26/2055	150,000	127,219
6.00%, 11/15/2021	200,000	224,935
Methanex Corp. 5.65%, 12/1/2044	100,000	89,154
Monsanto Co.:
1.15%, 6/30/2017	150,000	149,106
2.20%, 7/15/2022	100,000	92,145
3.95%, 4/15/2045	100,000	80,827
4.20%, 7/15/2034	70,000	62,973
4.40%, 7/15/2044	100,000	87,020
Mosaic Co. 4.25%, 11/15/2023	75,000	75,700
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	100,000	91,713
3.63%, 3/15/2024 (a)	100,000	99,028
5.88%, 12/1/2036	50,000	55,103
PPG Industries, Inc. 5.50%, 11/15/2040	100,000	112,007
Praxair, Inc. 3.00%, 9/1/2021 (a)	250,000	255,506
RPM International, Inc. 3.45%, 11/15/2022	100,000	96,557
Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	83,356
Valspar Corp. 3.30%, 2/1/2025	100,000	96,787

		4,774,973

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Block Financial LLC 5.50%, 11/1/2022 (a)	100,000	107,763
George Washington University 4.30%, 9/15/2044	50,000	47,369
Pitney Bowes, Inc.:
4.75%, 5/15/2018	72,000	76,764
5.60%, 3/15/2018 (a)	200,000	216,611
Total System Services, Inc. 2.38%, 6/1/2018	140,000	140,192
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	112,510
Western Union Co.:
2.88%, 12/10/2017 (a)	100,000	101,981
5.93%, 10/1/2016	100,000	104,129
6.20%, 11/17/2036	105,000	103,404

		1,010,723

COMMUNICATIONS EQUIPMENT — 0.2%
Cisco Systems, Inc.:
1.10%, 3/3/2017	140,000	140,381
1.65%, 6/15/2018	100,000	100,579
2.45%, 6/15/2020	100,000	101,578
2.90%, 3/4/2021	100,000	102,447
3.00%, 6/15/2022	30,000	30,518
3.50%, 6/15/2025 (a)	45,000	46,383
3.63%, 3/4/2024	300,000	314,317
4.45%, 1/15/2020	200,000	219,988
5.50%, 1/15/2040	106,000	124,131
Harris Corp. 5.05%, 4/27/2045	105,000	100,529
Juniper Networks, Inc.:
4.50%, 3/15/2024	50,000	50,666
5.95%, 3/15/2041	20,000	19,917
Motorola Solutions, Inc. 3.75%, 5/15/2022	230,000	215,717
QUALCOMM, Inc.:
1.40%, 5/18/2018 (a)	148,000	147,161
3.00%, 5/20/2022	250,000	245,225
4.65%, 5/20/2035	150,000	136,107

		2,095,644

COMPUTERS (PERIPHERALS) — 0.0% (b)
Seagate HDD Cayman 5.75%, 12/1/2034 (c)	100,000	96,266

CONSTRUCTION & ENGINEERING — 0.0% (b)
Fluor Corp. 3.38%, 9/15/2021	80,000	82,392

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
1.70%, 6/16/2018 (a)	100,000	100,261
2.00%, 3/5/2020 (a)	200,000	198,104

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.30%, 6/9/2024	$100,000	$98,804
7.15%, 2/15/2019	170,000	197,949
Discover Financial Services 5.20%, 4/27/2022	100,000	106,515
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	200,438
1.35%, 1/16/2018	100,000	99,907
1.60%, 7/13/2018 (a)	100,000	100,132
1.95%, 12/13/2018	150,000	151,391
2.05%, 3/10/2020	100,000	99,680
2.38%, 7/14/2020	150,000	151,417
2.80%, 3/4/2021	50,000	50,716

		1,555,314

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	106,139
Packaging Corp. of America 3.65%, 9/15/2024	100,000	98,794
Sonoco Products Co. 5.75%, 11/1/2040	50,000	53,922

		258,855

DISTRIBUTORS — 0.0% (b)
WW Grainger, Inc. 4.60%, 6/15/2045	20,000	20,951

DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Board Of Trustees Of The Leland Stanford Junior University 3.46%, 5/1/2047	50,000	46,179
Cornell University 5.45%, 2/1/2019	150,000	168,016
Massachusetts Institute of Technology 5.60%, 7/1/2111	50,000	62,293
Northwestern University 3.87%, 12/1/2048	50,000	48,975
Stanford University 4.75%, 5/1/2019	110,000	121,712

		447,175

DIVERSIFIED FINANCIAL SERVICES — 3.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	206,000	203,541
Air Lease Corp.:
3.38%, 1/15/2019 (a)	50,000	50,758
3.75%, 2/1/2022	225,000	225,540
3.88%, 4/1/2021 (a)	75,000	76,208
American Express Co.:
1.55%, 5/22/2018	250,000	248,771
2.65%, 12/2/2022	86,000	83,473
7.00%, 3/19/2018	100,000	112,307
8.13%, 5/20/2019	75,000	90,077
American Express Credit Corp.:
1.80%, 7/31/2018	50,000	49,971
2.13%, 7/27/2018	75,000	75,727
2.25%, 8/15/2019	100,000	100,273
2.38%, 3/24/2017	500,000	507,142
2.60%, 9/14/2020	50,000	50,398
American Honda Finance Corp.:
1.20%, 7/14/2017	150,000	149,296
1.60%, 7/13/2018	50,000	49,876
2.25%, 8/15/2019	250,000	250,220
Ameriprise Financial, Inc. 3.70%, 10/15/2024 (a)	150,000	153,357
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	126,343
Bank of America Corp.:
1.35%, 11/21/2016	150,000	149,920
2.00%, 1/11/2018	100,000	100,397
2.25%, 4/21/2020	150,000	147,784
2.60%, 1/15/2019	364,000	368,174
2.65%, 4/1/2019	250,000	252,877
3.30%, 1/11/2023	350,000	348,641
3.88%, 8/1/2025	100,000	101,345
3.95%, 4/21/2025	150,000	145,460
4.00%, 1/22/2025	200,000	196,028
4.10%, 7/24/2023	200,000	207,994
4.25%, 10/22/2026	107,000	105,973
4.75%, 4/21/2045	40,000	38,275
4.88%, 4/1/2044	300,000	311,482
5.00%, 5/13/2021	500,000	549,805
5.49%, 3/15/2019 (a)	200,000	219,706
5.65%, 5/1/2018	150,000	163,434
5.75%, 12/1/2017	100,000	108,205
5.88%, 1/5/2021	70,000	79,995
5.88%, 2/7/2042	224,000	262,322
6.11%, 1/29/2037	350,000	404,006
6.22%, 9/15/2026	100,000	115,119
6.88%, 4/25/2018	430,000	480,910
Bank of America NA:
1.25%, 2/14/2017	250,000	249,850
1.75%, 6/5/2018	250,000	249,341
5.30%, 3/15/2017	385,000	405,144
Brixmor Operating Partnership LP 3.88%, 8/15/2022	30,000	30,126
Capital One Bank USA NA:
1.15%, 11/21/2016	250,000	249,024
8.80%, 7/15/2019	100,000	120,715
Capital One Financial Corp.:
2.45%, 4/24/2019	150,000	149,867
3.20%, 2/5/2025 (a)	100,000	95,238
Capital One NA 2.40%, 9/5/2019	250,000	248,181
Charles Schwab Corp.:
1.50%, 3/10/2018	50,000	50,091
3.00%, 3/10/2025	100,000	97,900
Citigroup, Inc.:
1.35%, 3/10/2017	150,000	149,815
1.70%, 4/27/2018	100,000	99,448
1.80%, 2/5/2018	100,000	99,883
1.85%, 11/24/2017	50,000	50,161
2.15%, 7/30/2018	70,000	70,285
2.40%, 2/18/2020	300,000	298,440
2.50%, 7/29/2019	100,000	100,450
2.55%, 4/8/2019	100,000	100,821
3.38%, 3/1/2023	100,000	100,750
3.75%, 6/16/2024	150,000	153,240
4.40%, 6/10/2025	200,000	201,086
4.45%, 1/10/2017	750,000	777,855
4.65%, 7/30/2045	150,000	149,949
4.95%, 11/7/2043	150,000	157,453
5.38%, 8/9/2020	100,000	111,631
5.50%, 2/15/2017	150,000	157,005

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.88%, 1/30/2042 (a)	$150,000	$173,162
6.00%, 10/31/2033	100,000	112,038
6.13%, 11/21/2017	100,000	109,040
6.13%, 5/15/2018	150,000	165,844
6.63%, 6/15/2032	100,000	118,477
8.13%, 7/15/2039	225,000	328,242
CME Group, Inc. 3.00%, 3/15/2025	150,000	147,446
Credit Suisse USA, Inc. 7.13%, 7/15/2032	300,000	394,945
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	200,000	199,370
1.72%, 12/6/2017	250,000	247,495
2.24%, 6/15/2018	200,000	199,055
2.38%, 1/16/2018	100,000	100,118
3.66%, 9/8/2024	100,000	97,201
4.38%, 8/6/2023 (a)	200,000	206,496
5.88%, 8/2/2021	500,000	564,254
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	96,277
FS Investment Corp. 4.75%, 5/15/2022	100,000	98,843
General Electric Capital Corp.:
2.30%, 4/27/2017	100,000	101,949
2.90%, 1/9/2017	500,000	512,639
3.10%, 1/9/2023	100,000	102,223
3.15%, 9/7/2022	200,000	203,621
4.63%, 1/7/2021	100,000	111,332
4.65%, 10/17/2021	450,000	510,010
5.30%, 2/11/2021	100,000	114,635
5.63%, 9/15/2017	100,000	108,941
5.63%, 5/1/2018	585,000	647,945
5.88%, 1/14/2038	350,000	441,255
6.38%, 11/15/2067 (d)	100,000	108,250
6.75%, 3/15/2032	290,000	394,734
6.88%, 1/10/2039	300,000	419,448
General Electric Capital Corp., Series A 6.15%, 8/7/2037	80,000	103,766
General Motors Financial Co., Inc.:
3.15%, 1/15/2020	200,000	198,836
3.20%, 7/13/2020	100,000	99,052
4.00%, 1/15/2025	300,000	286,281
4.30%, 7/13/2025	100,000	96,809
4.75%, 8/15/2017	300,000	311,722
Goldman Sachs Capital I 6.35%, 2/15/2034	225,000	258,668
HSBC Finance Corp. 6.68%, 1/15/2021	200,000	232,765
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	100,000	101,553
JPMorgan Chase & Co.:
2.20%, 10/22/2019	150,000	148,755
2.25%, 1/23/2020	200,000	198,161
2.35%, 1/28/2019	150,000	150,831
3.13%, 1/23/2025 (a)	250,000	241,436
3.25%, 9/23/2022	250,000	250,618
3.88%, 2/1/2024	500,000	514,890
3.88%, 9/10/2024	305,000	300,797
4.13%, 12/15/2026	150,000	149,525
4.25%, 10/15/2020	775,000	830,256
4.25%, 10/1/2027	235,000	234,339
4.35%, 8/15/2021	50,000	53,536
4.50%, 1/24/2022	200,000	215,817
4.95%, 6/1/2045	150,000	149,255
5.63%, 8/16/2043	200,000	219,260
6.00%, 1/15/2018	500,000	546,384
6.30%, 4/23/2019	100,000	113,505
6.40%, 5/15/2038	505,000	629,331
Lazard Group LLC 3.75%, 2/13/2025	100,000	95,720
Legg Mason, Inc. 3.95%, 7/15/2024	200,000	203,562
Leucadia National Corp. 5.50%, 10/18/2023	100,000	99,932
Moody’s Corp. 4.50%, 9/1/2022	100,000	105,840
Nasdaq, Inc. 5.55%, 1/15/2020	200,000	219,141
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	200,000	197,760
8.00%, 3/1/2032	210,000	292,183
Nomura Holdings, Inc.:
2.75%, 3/19/2019	150,000	151,607
6.70%, 3/4/2020	121,000	141,134
NYSE Holdings LLC 2.00%, 10/5/2017	200,000	202,106
PACCAR Financial Corp. 1.10%, 6/6/2017	200,000	199,513
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	226,750
2.45%, 7/15/2024	200,000	197,352
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	111,917
Synchrony Financial:
3.75%, 8/15/2021	200,000	201,269
4.50%, 7/23/2025	100,000	100,694
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	250,000	249,621
1.38%, 1/10/2018	150,000	149,779
1.55%, 7/13/2018	50,000	49,971
2.15%, 3/12/2020	150,000	150,279
2.63%, 1/10/2023	100,000	98,141
2.75%, 5/17/2021	100,000	101,167
2.80%, 7/13/2022	50,000	50,134
3.30%, 1/12/2022	150,000	155,075
UBS AG of Stamford, CT:
1.38%, 8/14/2017	220,000	218,903
1.80%, 3/26/2018	200,000	199,899
2.38%, 8/14/2019	150,000	150,823
4.88%, 8/4/2020	100,000	111,363
5.75%, 4/25/2018	122,000	133,643
5.88%, 12/20/2017	146,000	158,894

		30,680,484

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.:
1.60%, 2/15/2017	100,000	100,139
2.30%, 3/11/2019	200,000	200,488
2.45%, 6/30/2020	125,000	123,085
3.00%, 6/30/2022	150,000	146,370
3.40%, 5/15/2025	275,000	262,341

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.30%, 12/15/2042	$200,000	$171,298
4.35%, 6/15/2045	158,000	135,409
4.45%, 5/15/2021	350,000	374,274
4.50%, 5/15/2035	110,000	100,824
4.75%, 5/15/2046	305,000	278,344
4.80%, 6/15/2044	325,000	299,271
5.35%, 9/1/2040	220,000	216,663
5.50%, 2/1/2018	400,000	432,503
5.80%, 2/15/2019	50,000	55,601
6.50%, 9/1/2037	180,000	203,702
British Telecommunications PLC:
5.95%, 1/15/2018	100,000	109,331
9.63%, 12/15/2030	175,000	260,213
Harris Corp. 2.70%, 4/27/2020	35,000	34,590
Qwest Corp. 6.75%, 12/1/2021	200,000	215,000
Verizon Communications, Inc.:
1.35%, 6/9/2017	245,000	244,849
2.00%, 11/1/2016	700,000	706,032
3.45%, 3/15/2021	200,000	205,249
3.65%, 9/14/2018	450,000	473,555
4.15%, 3/15/2024	150,000	154,528
4.27%, 1/15/2036	138,000	124,756
4.50%, 9/15/2020	229,000	247,711
4.52%, 9/15/2048	651,000	570,480
4.67%, 3/15/2055	413,000	354,504
4.86%, 8/21/2046	403,000	376,769
5.15%, 9/15/2023	300,000	331,040
6.40%, 9/15/2033	134,000	154,638
6.40%, 2/15/2038	100,000	114,282
6.55%, 9/15/2043	293,000	345,038
6.90%, 4/15/2038	100,000	120,575
7.75%, 12/1/2030	100,000	133,326

		8,376,778

ELECTRIC UTILITIES — 1.5%
Ameren Illinois Co. 6.13%, 11/15/2017	100,000	109,370
Appalachian Power Co.:
6.38%, 4/1/2036	70,000	83,446
7.00%, 4/1/2038	26,000	33,052
Arizona Public Service Co.:
3.15%, 5/15/2025	50,000	49,548
5.50%, 9/1/2035	100,000	115,479
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023 (a)	150,000	154,541
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022	100,000	97,146
Cleco Power LLC 6.00%, 12/1/2040	100,000	114,507
Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	112,040
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	121,133
Connecticut Light & Power Co. 6.35%, 6/1/2036	75,000	95,286
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	96,720
4.45%, 6/15/2020	100,000	110,100
4.45%, 3/15/2044	300,000	305,712
5.50%, 12/1/2039	125,000	144,676
Consumers Energy Co.:
3.95%, 5/15/2043	100,000	97,340
4.35%, 8/31/2064	100,000	96,816
5.65%, 9/15/2018	100,000	111,029
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	102,353
Detroit Edison Co. 2.65%, 6/15/2022	100,000	99,328
Dominion Gas Holdings LLC 1.05%, 11/1/2016 (a)	200,000	199,685
Dominion Resources, Inc.:
3.63%, 12/1/2024 (a)	100,000	99,571
3.90%, 10/1/2025	100,000	101,150
6.40%, 6/15/2018	250,000	278,534
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	150,000	140,978
4.25%, 12/15/2041	150,000	152,784
5.30%, 2/15/2040	100,000	116,645
7.00%, 11/15/2018	220,000	254,424
Duke Energy Corp. 2.15%, 11/15/2016	100,000	101,171
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	118,565
Duke Energy Progress LLC 3.25%, 8/15/2025	50,000	50,828
Duke Energy Progress, Inc. 4.20%, 8/15/2045	50,000	50,661
Edison International 3.75%, 9/15/2017	50,000	52,065
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	49,542
Entergy Corp.:
4.70%, 1/15/2017	200,000	204,838
5.13%, 9/15/2020	300,000	321,989
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	28,885
Exelon Generation Co. LLC:
2.95%, 1/15/2020	250,000	250,726
4.00%, 10/1/2020	400,000	417,134
Florida Power & Light Co.:
4.05%, 6/1/2042	25,000	24,871
4.05%, 10/1/2044	200,000	198,589
5.69%, 3/1/2040	65,000	79,683
Georgia Power Co.:
4.30%, 3/15/2042	375,000	340,192
4.75%, 9/1/2040	100,000	96,709
5.40%, 6/1/2040	300,000	315,488
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	129,912
Hydro Quebec 8.05%, 7/7/2024	15,000	20,828
Iberdrola International BV 6.75%, 7/15/2036	100,000	121,984
Indiana Michigan Power Co. 3.20%, 3/15/2023	100,000	99,604
ITC Holdings Corp. 3.65%, 6/15/2024	25,000	24,833
Kansas City Power & Light Co. 3.65%, 8/15/2025	50,000	50,977

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

LG&E and KU Energy LLC 3.75%, 11/15/2020	$100,000	$103,948
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	57,960
5.20%, 7/15/2025	50,000	49,210
Nevada Power Co.:
5.45%, 5/15/2041	60,000	68,015
6.75%, 7/1/2037	15,000	19,521
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/15/2019	150,000	149,405
4.50%, 6/1/2021 (a)	200,000	216,180
Nisource Finance Corp.:
4.80%, 2/15/2044	50,000	50,912
6.40%, 3/15/2018	70,000	77,663
Northern States Power Co.:
4.85%, 8/15/2040	100,000	110,963
6.25%, 6/1/2036	150,000	191,430
Oglethorpe Power Corp. 4.55%, 6/1/2044	200,000	194,316
Ohio Power Co. 6.60%, 2/15/2033	45,000	56,106
Oklahoma Gas & Electric Co. 4.00%, 12/15/2044	100,000	93,750
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	30,000	33,020
6.80%, 9/1/2018	100,000	113,280
7.00%, 5/1/2032	115,000	143,521
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	201,450
4.50%, 12/15/2041	25,000	25,070
4.75%, 2/15/2044	200,000	211,776
6.05%, 3/1/2034	200,000	241,293
PacifiCorp:
3.60%, 4/1/2024	200,000	208,271
3.85%, 6/15/2021	200,000	214,460
4.10%, 2/1/2042	50,000	49,355
Peco Energy Co.:
1.20%, 10/15/2016	300,000	300,474
4.15%, 10/1/2044	100,000	99,469
PG&E Corp. 2.40%, 3/1/2019	250,000	249,950
PPL Capital Funding, Inc. 3.50%, 12/1/2022	200,000	202,331
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	97,754
4.15%, 10/1/2045	100,000	100,141
5.20%, 7/15/2041	50,000	57,046
Progress Energy, Inc. 7.75%, 3/1/2031	455,000	604,070
PSEG Power LLC 5.13%, 4/15/2020	80,000	87,952
Public Service Co. of Colorado 2.90%, 5/15/2025	200,000	197,345
Public Service Co. of New Mexico 3.85%, 8/1/2025	50,000	50,365
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	107,840
Public Service Electric & Gas Co.:
1.80%, 6/1/2019 (a)	50,000	49,605
2.38%, 5/15/2023	150,000	145,046
3.95%, 5/1/2042	25,000	24,349
4.05%, 5/1/2045	100,000	98,609
Puget Energy, Inc.:
3.65%, 5/15/2025 (c)	50,000	48,690
6.00%, 9/1/2021	100,000	114,715
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	128,320
San Diego Gas & Electric Co.:
4.30%, 4/1/2042	200,000	203,727
6.13%, 9/15/2037	115,000	144,026
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042 (a)	350,000	340,256
5.45%, 2/1/2041	100,000	111,993
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	75,488
5.50%, 3/15/2040	450,000	538,737
Southwestern Electric Power Co. 3.90%, 4/1/2045	100,000	86,846
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	113,790
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	50,615
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	97,936
6.10%, 5/15/2018	50,000	55,500
Tucson Electric Power Co. 3.05%, 3/15/2025	50,000	48,162
Union Electric Co. 6.40%, 6/15/2017	200,000	216,180
Virginia Electric & Power Co. 2.75%, 3/15/2023	100,000	98,735
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	98,671
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	156,915
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	253,625
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	127,856

		15,207,471

ELECTRICAL EQUIPMENT — 0.0% (b)
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	98,315
4.88%, 10/15/2019	100,000	110,708
Jabil Circuit, Inc. 8.25%, 3/15/2018	100,000	111,529
Roper Technologies, Inc. 2.05%, 10/1/2018	100,000	99,564

		420,116

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Amphenol Corp. 1.55%, 9/15/2017	50,000	49,859
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	75,854
Avnet, Inc. 4.88%, 12/1/2022	125,000	131,431
Corning, Inc. 1.45%, 11/15/2017	100,000	99,986

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Flextronics International, Ltd. 4.75%, 6/15/2025 (c)	$50,000	$48,375
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	103,520
Keysight Technologies, Inc. 3.30%, 10/30/2019 (c)	150,000	149,002

		658,027

ENERGY EQUIPMENT & SERVICES — 0.1%
Cameron International Corp.:
1.40%, 6/15/2017	50,000	49,668
4.50%, 6/1/2021	100,000	106,286
Halliburton Co.:
5.90%, 9/15/2018 (a)	300,000	332,310
6.15%, 9/15/2019	200,000	227,524
7.45%, 9/15/2039	100,000	131,751
Nabors Industries, Inc. 4.63%, 9/15/2021	150,000	135,750
National Oilwell Varco, Inc. 3.95%, 12/1/2042	50,000	41,072
Weatherford International, Inc. 6.80%, 6/15/2037	239,000	191,200
Weatherford International, Ltd./Bermuda 6.50%, 8/1/2036	20,000	15,650

		1,231,211

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
4.75%, 5/15/2023	250,000	273,208
5.00%, 3/1/2020 (a)	100,000	109,969
Waste Management, Inc.:
3.50%, 5/15/2024	150,000	152,289
4.10%, 3/1/2045	350,000	324,494

		859,960

FOOD & STAPLES RETAILING — 0.4%
Costco Wholesale Corp.:
1.13%, 12/15/2017	200,000	199,818
5.50%, 3/15/2017	50,000	53,260
CVS Health Corp.:
2.25%, 12/5/2018	50,000	50,718
2.80%, 7/20/2020	340,000	345,333
3.88%, 7/20/2025	280,000	288,230
4.00%, 12/5/2023	50,000	52,817
5.13%, 7/20/2045	230,000	247,301
5.75%, 6/1/2017	350,000	375,610
6.25%, 6/1/2027	150,000	183,093
Kroger Co.:
5.40%, 7/15/2040	250,000	274,750
6.15%, 1/15/2020	100,000	114,859
6.90%, 4/15/2038	26,000	32,916
8.00%, 9/15/2029	49,000	67,497
Sysco Corp.:
2.60%, 10/1/2020	50,000	50,060
2.60%, 6/12/2022	100,000	96,935
4.85%, 10/1/2045	15,000	15,377
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	50,000	49,968
4.00%, 4/11/2043	50,000	48,601
4.75%, 10/2/2043	300,000	325,126
5.25%, 9/1/2035	200,000	229,855
5.63%, 4/15/2041	300,000	362,739
5.80%, 2/15/2018	150,000	166,010
5.88%, 4/5/2027	200,000	247,472
6.50%, 8/15/2037	250,000	328,653
Walgreen Co.:
4.40%, 9/15/2042	100,000	90,731
5.25%, 1/15/2019	25,000	27,468

		4,325,197

FOOD PRODUCTS — 0.4%
Campbell Soup Co.:
3.30%, 3/19/2025 (a)	50,000	49,358
3.80%, 8/2/2042	300,000	257,751
ConAgra Foods, Inc.:
1.90%, 1/25/2018	250,000	248,195
3.20%, 1/25/2023	100,000	95,824
Delhaize Group SA 5.70%, 10/1/2040	15,000	15,865
General Mills, Inc.:
1.40%, 10/20/2017 (a)	200,000	199,811
5.70%, 2/15/2017	205,000	216,726
Hershey Co. 2.63%, 5/1/2023	100,000	98,743
JM Smucker Co.:
3.50%, 3/15/2025 (c)	100,000	99,520
4.25%, 3/15/2035 (c)	300,000	287,269
4.38%, 3/15/2045 (a)(c)	25,000	23,781
Kellogg Co.:
3.13%, 5/17/2022	100,000	99,316
3.25%, 5/21/2018 (a)	65,000	67,297
7.45%, 4/1/2031	100,000	127,066
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	300,000	303,478
5.00%, 6/4/2042	200,000	206,527
6.13%, 8/23/2018	100,000	111,330
Kraft Heinz Foods Co.:
1.60%, 6/30/2017 (c)	30,000	30,027
2.00%, 7/2/2018 (c)	30,000	30,039
2.80%, 7/2/2020 (a)(c)	50,000	50,380
3.50%, 7/15/2022 (c)	50,000	51,020
3.95%, 7/15/2025 (c)	50,000	51,076
5.00%, 7/15/2035 (c)	20,000	20,801
5.20%, 7/15/2045 (c)	20,000	21,243
Kroger Co. 1.20%, 10/17/2016	200,000	199,903
Mondelez International, Inc.:
4.00%, 2/1/2024	100,000	103,422
5.38%, 2/10/2020	150,000	167,528
6.50%, 2/9/2040	180,000	221,813
Sysco Corp. 3.75%, 10/1/2025	25,000	25,327
Tyson Foods, Inc.:
3.95%, 8/15/2024	120,000	122,108
5.15%, 8/15/2044	200,000	208,181
Unilever Capital Corp.:
0.85%, 8/2/2017	100,000	99,824
4.25%, 2/10/2021 (a)	150,000	165,014

		4,075,563

GAS UTILITIES — 0.0% (b)
Atmos Energy Corp. 4.13%, 10/15/2044	115,000	108,908

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

ONE Gas, Inc. 2.07%, 2/1/2019	$195,000	$194,961

		303,869

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Becton Dickinson and Co.:
1.80%, 12/15/2017	100,000	100,503
2.68%, 12/15/2019	146,000	147,619
3.30%, 3/1/2023	50,000	49,641
3.73%, 12/15/2024	100,000	101,861
4.88%, 5/15/2044	100,000	102,524
5.00%, 11/12/2040	100,000	102,427
Boston Scientific Corp.:
2.65%, 10/1/2018	200,000	202,187
6.00%, 1/15/2020	100,000	112,301
C.R. Bard, Inc. 1.38%, 1/15/2018	100,000	99,071
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	98,908
4.20%, 6/15/2020	200,000	216,610
Medtronic, Inc.:
2.50%, 3/15/2020	100,000	101,160
3.13%, 3/15/2022	300,000	303,641
3.15%, 3/15/2022	100,000	101,426
3.50%, 3/15/2025	400,000	404,498
4.38%, 3/15/2035	100,000	101,221
4.63%, 3/15/2045	200,000	206,989
St. Jude Medical, Inc.:
2.80%, 9/15/2020	50,000	50,220
3.25%, 4/15/2023	150,000	146,462
3.88%, 9/15/2025	40,000	40,567
Stryker Corp.:
1.30%, 4/1/2018	100,000	99,460
4.10%, 4/1/2043	100,000	94,756
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	150,000	149,924
2.70%, 4/1/2020	100,000	100,230
3.55%, 4/1/2025	70,000	68,288
4.25%, 8/15/2035	45,000	41,950
4.45%, 8/15/2045	125,000	115,632
4.63%, 11/30/2019	100,000	108,121

		3,568,197

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Aetna, Inc.:
2.20%, 3/15/2019	100,000	100,013
3.95%, 9/1/2020 (a)	150,000	159,317
4.50%, 5/15/2042	100,000	97,245
AmerisourceBergen Corp. 3.40%, 5/15/2024	100,000	99,185
Anthem, Inc.:
1.88%, 1/15/2018	300,000	299,556
3.30%, 1/15/2023	50,000	49,328
4.63%, 5/15/2042	125,000	122,060
4.65%, 1/15/2043	100,000	97,254
5.88%, 6/15/2017	100,000	106,904
5.95%, 12/15/2034	68,000	75,625
Baylor Scott & White Holdings 4.19%, 11/15/2045	65,000	60,305
Cardinal Health, Inc.:
1.70%, 3/15/2018	57,000	56,835
2.40%, 11/15/2019	200,000	200,186
4.50%, 11/15/2044	100,000	96,352
Catholic Health Initiatives 4.35%, 11/1/2042	250,000	227,078
Cigna Corp.:
3.25%, 4/15/2025	50,000	48,165
4.00%, 2/15/2022	50,000	51,898
5.38%, 2/15/2042	70,000	75,577
Express Scripts Holding Co.:
2.25%, 6/15/2019	150,000	148,543
2.65%, 2/15/2017	200,000	203,256
3.90%, 2/15/2022	250,000	257,678
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	52,324
Humana, Inc.:
3.85%, 10/1/2024	175,000	176,821
4.63%, 12/1/2042	150,000	145,326
Laboratory Corp. of America Holdings 2.20%, 8/23/2017	200,000	201,308
Memorial Sloan-Kettering Cancer Center 4.20%, 7/1/2055	64,000	59,324
New York & Presbyterian Hospital 4.02%, 8/1/2045 (a)	25,000	23,126
Quest Diagnostics, Inc. 2.70%, 4/1/2019 (a)	230,000	232,877
UnitedHealth Group, Inc.:
1.88%, 11/15/2016	200,000	201,843
1.90%, 7/16/2018	90,000	90,854
2.70%, 7/15/2020	60,000	61,340
3.75%, 7/15/2025	100,000	103,820
3.88%, 10/15/2020	100,000	106,984
4.63%, 11/15/2041	280,000	286,061
4.75%, 7/15/2045	50,000	52,786
5.95%, 2/15/2041	20,000	24,036
6.00%, 2/15/2018	200,000	220,297
6.88%, 2/15/2038	256,000	339,779

		5,011,266

HOTELS, RESTAURANTS & LEISURE — 0.1%
Carnival Corp. 3.95%, 10/15/2020	67,000	70,256
Marriott International, Inc. 3.38%, 10/15/2020	125,000	129,475
McDonald’s Corp.:
3.38%, 5/26/2025 (a)	100,000	99,711
5.35%, 3/1/2018	210,000	229,006
6.30%, 10/15/2037	100,000	121,784
6.30%, 3/1/2038	100,000	121,994
Starbucks Corp.:
0.88%, 12/5/2016 (a)	71,000	71,023
2.70%, 6/15/2022	50,000	50,491
4.30%, 6/15/2045	35,000	35,692
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	74,123
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	202,101
Yum! Brands, Inc. 3.75%, 11/1/2021	150,000	151,366

		1,357,022

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

HOUSEHOLD DURABLES — 0.0% (b)
Newell Rubbermaid, Inc. 2.88%, 12/1/2019	$100,000	$100,610
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	98,726
4.00%, 3/1/2024 (a)	60,000	60,942

		260,278

HOUSEHOLD PRODUCTS — 0.2%
Church & Dwight Co, Inc. 2.45%, 12/15/2019	50,000	50,145
Clorox Co. 3.50%, 12/15/2024	100,000	99,373
Colgate-Palmolive Co.:
1.30%, 1/15/2017	100,000	100,580
1.95%, 2/1/2023	100,000	95,619
4.00%, 8/15/2045	100,000	99,446
Kimberly-Clark Corp.:
2.15%, 8/15/2020 (a)	50,000	50,216
2.40%, 3/1/2022	100,000	98,765
5.30%, 3/1/2041	45,000	52,285
6.63%, 8/1/2037	100,000	132,163
Procter & Gamble Co.:
2.30%, 2/6/2022	400,000	397,884
4.70%, 2/15/2019	350,000	386,254
5.55%, 3/5/2037	100,000	120,352

		1,683,082

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (b)
TransAlta Corp. 1.90%, 6/3/2017	63,000	62,489

INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.:
1.38%, 8/7/2018 (a)	50,000	50,243
2.00%, 8/7/2020 (a)	50,000	50,402
3.00%, 8/7/2025	50,000	50,339
3.88%, 6/15/2044	100,000	98,011
Carlisle Cos, Inc. 3.75%, 11/15/2022	100,000	100,421
Crane Co. 4.45%, 12/15/2023	50,000	52,388
Eaton Electric Holdings LLC 3.88%, 12/15/2020	50,000	52,670
General Electric Co.:
2.70%, 10/9/2022	250,000	247,470
4.13%, 10/9/2042	6,000	5,897
4.50%, 3/11/2044	200,000	207,134
5.25%, 12/6/2017	246,000	266,007
Koninklijke Philips NV 3.75%, 3/15/2022	200,000	202,171
Pentair Finance SA 2.65%, 12/1/2019	100,000	98,037
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	109,997
Tyco International Finance SA 5.13%, 9/14/2045	200,000	208,220

		1,799,407

INSURANCE — 0.8%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	96,321
5.70%, 2/15/2017	100,000	106,010
Aflac, Inc. 3.63%, 11/15/2024	300,000	305,010
Alleghany Corp. 4.90%, 9/15/2044	125,000	120,653
Allstate Corp. 5.95%, 4/1/2036	165,000	201,035
American International Group, Inc.:
3.75%, 7/10/2025	35,000	35,533
4.38%, 1/15/2055	300,000	272,551
4.50%, 7/16/2044	150,000	146,399
4.70%, 7/10/2035	50,000	50,748
5.60%, 10/18/2016	200,000	209,244
5.85%, 1/16/2018	100,000	109,189
6.25%, 3/15/2087	100,000	108,000
8.18%, 5/15/2068 (d)	56,000	73,360
Aon PLC:
3.50%, 6/14/2024	100,000	98,300
4.00%, 11/27/2023	100,000	102,661
4.60%, 6/14/2044	50,000	48,586
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	51,217
Assurant, Inc. 4.00%, 3/15/2023 (a)	100,000	101,221
AXA SA 8.60%, 12/15/2030	100,000	135,000
Berkshire Hathaway Finance Corp.:
2.00%, 8/15/2018	100,000	101,482
4.30%, 5/15/2043	50,000	48,182
5.40%, 5/15/2018	100,000	109,933
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	506,951
3.75%, 8/15/2021 (a)	100,000	106,922
Chubb Corp.:
5.75%, 5/15/2018	100,000	110,421
6.00%, 5/11/2037	100,000	122,452
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	116,685
CNA Financial Corp. 7.35%, 11/15/2019	100,000	117,697
Fidelity National Financial, Inc. 6.60%, 5/15/2017	120,000	128,028
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	128,668
Kemper Corp. 4.35%, 2/15/2025	50,000	49,959
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	48,967
4.00%, 9/1/2023	100,000	103,569
6.30%, 10/9/2037	100,000	119,767
Markel Corp. 3.63%, 3/30/2023	100,000	99,448
Marsh & McLennan Cos., Inc.:
3.50%, 6/3/2024	75,000	74,664
3.50%, 3/10/2025	75,000	74,343
3.75%, 3/14/2026	50,000	50,508
MetLife, Inc.:
4.88%, 11/13/2043	150,000	158,872
5.70%, 6/15/2035	155,000	180,198
5.88%, 2/6/2041	250,000	300,286

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

7.72%, 2/15/2019	$100,000	$118,277
Nationwide Financial Services, Inc., Series J 6.75%, 5/15/2087	100,000	102,500
Principal Financial Group, Inc.:
1.85%, 11/15/2017	150,000	150,789
3.40%, 5/15/2025	50,000	49,151
Progressive Corp. 4.35%, 4/25/2044	200,000	198,965
Prudential Financial, Inc.:
2.30%, 8/15/2018	177,000	179,610
4.50%, 11/16/2021	600,000	659,659
5.80%, 11/16/2041	50,000	57,546
Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	100,000	107,903
5.75%, 12/15/2017	250,000	273,436
Unum Group 4.00%, 3/15/2024	100,000	103,556
Voya Financial, Inc. 2.90%, 2/15/2018	100,000	102,025
W.R. Berkley Corp. 4.75%, 8/1/2044	150,000	145,819
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	111,474
WR Berkley Corp. 4.63%, 3/15/2022	50,000	53,046
XLIT, Ltd.:
4.45%, 3/31/2025	280,000	280,860
5.75%, 10/1/2021	100,000	113,962

		8,037,618

INTERNET & CATALOG RETAIL — 0.0% (b)
Expedia, Inc. 4.50%, 8/15/2024	200,000	199,555

INTERNET SOFTWARE & SERVICES — 0.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019 (c)	350,000	345,413
3.13%, 11/28/2021 (c)	100,000	97,147
3.60%, 11/28/2024 (c)	117,000	110,509
Amazon.com, Inc.:
1.20%, 11/29/2017	125,000	124,425
3.30%, 12/5/2021	100,000	103,219
4.80%, 12/5/2034 (a)	100,000	102,334
4.95%, 12/5/2044	100,000	101,818
Baidu, Inc. 3.50%, 11/28/2022	200,000	195,771
eBay, Inc.:
1.35%, 7/15/2017	100,000	99,269
2.20%, 8/1/2019	50,000	49,318
4.00%, 7/15/2042	200,000	153,340
Google, Inc. 3.63%, 5/19/2021 (a)	100,000	106,984

		1,589,547

IT SERVICES — 0.1%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	100,000	100,720
3.38%, 9/15/2025	50,000	50,893
Fiserv, Inc.:
2.70%, 6/1/2020	50,000	50,374
3.85%, 6/1/2025	50,000	50,551
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	100,000	92,388
5.88%, 11/29/2032	165,000	198,957
7.00%, 10/30/2025	100,000	129,400
MasterCard, Inc. 3.38%, 4/1/2024	100,000	102,492
Xerox Corp.:
2.95%, 3/15/2017	300,000	304,471
6.35%, 5/15/2018 (a)	100,000	109,520

		1,189,766

LEISURE PRODUCTS — 0.0% (b)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	49,685
Mattel, Inc. 2.50%, 11/1/2016	100,000	101,182

		150,867

LIFE SCIENCES TOOLS & SERVICES — 0.0% (b)
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	100,000	98,014

MACHINERY — 0.2%
Caterpillar, Inc.:
2.60%, 6/26/2022	125,000	121,297
3.80%, 8/15/2042 (a)	100,000	90,469
6.05%, 8/15/2036	165,000	195,100
Cummins, Inc. 4.88%, 10/1/2043	100,000	106,181
Danaher Corp.:
1.65%, 9/15/2018	35,000	35,161
3.35%, 9/15/2025 (a)	65,000	66,033
4.38%, 9/15/2045	60,000	61,854
Deere & Co.:
3.90%, 6/9/2042 (a)	150,000	141,620
5.38%, 10/16/2029	75,000	88,750
Dover Corp. 4.30%, 3/1/2021	100,000	109,000
Eaton Corp.:
4.00%, 11/2/2032	190,000	182,218
4.15%, 11/2/2042	100,000	92,605
Flowserve Corp. 4.00%, 11/15/2023	43,000	43,493
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	94,851
4.88%, 9/15/2041	100,000	109,140
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	200,000	225,755
Parker-Hannifin Corp. 4.20%, 11/21/2034	70,000	71,070
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	98,898
Snap-On, Inc. 4.25%, 1/15/2018	100,000	103,360
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	62,034
Timken Co. 3.88%, 9/1/2024	70,000	70,231

		2,169,120

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MEDIA — 1.1%
21st Century Fox America, Inc.:
3.70%, 9/15/2024 (a)	$100,000	$99,940
4.50%, 2/15/2021	150,000	161,655
4.75%, 9/15/2044	100,000	96,480
6.15%, 3/1/2037	240,000	271,536
6.40%, 12/15/2035	150,000	173,745
6.65%, 11/15/2037	100,000	119,940
8.88%, 4/26/2023	44,000	57,174
CBS Corp.:
1.95%, 7/1/2017	100,000	100,434
2.30%, 8/15/2019	100,000	99,353
4.85%, 7/1/2042	100,000	92,510
7.88%, 7/30/2030	100,000	130,100
CC Holdings GS V LLC 3.85%, 4/15/2023	100,000	99,281
CCO Safari II LLC:
3.58%, 7/23/2020 (c)	55,000	54,885
4.46%, 7/23/2022 (c)	100,000	99,867
4.91%, 7/23/2025 (c)	150,000	149,158
6.38%, 10/23/2035 (c)	70,000	70,643
6.48%, 10/23/2045 (c)	110,000	110,611
6.83%, 10/23/2055 (c)	50,000	49,744
Comcast Corp.:
3.38%, 8/15/2025 (a)	30,000	30,213
4.20%, 8/15/2034	83,000	81,701
4.25%, 1/15/2033	100,000	99,247
4.40%, 8/15/2035	38,000	38,286
4.60%, 8/15/2045	38,000	38,728
4.65%, 7/15/2042	200,000	204,890
5.15%, 3/1/2020	250,000	281,145
5.88%, 2/15/2018	90,000	99,205
6.40%, 5/15/2038	310,000	386,826
6.50%, 1/15/2017	180,000	192,169
6.95%, 8/15/2037	200,000	262,986
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.45%, 4/1/2024	200,000	205,006
5.20%, 3/15/2020	315,000	344,029
6.00%, 8/15/2040	100,000	105,150
6.38%, 3/1/2041	150,000	164,970
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	104,350
5.05%, 6/1/2020	100,000	108,517
6.35%, 6/1/2040	150,000	158,070
Grupo Televisa SAB 6.00%, 5/15/2018 (a)	200,000	218,380
McGraw-Hill Financial, Inc.:
3.30%, 8/14/2020 (c)	50,000	50,830
4.00%, 6/15/2025 (c)	100,000	97,555
4.40%, 2/15/2026 (c)	25,000	25,244
NBCUniversal Media LLC:
4.38%, 4/1/2021	350,000	382,101
5.15%, 4/30/2020	335,000	377,429
Omnicom Group, Inc. 4.45%, 8/15/2020 (a)	185,000	196,416
Scripps Networks Interactive, Inc.:
3.50%, 6/15/2022	100,000	98,490
3.90%, 11/15/2024	50,000	48,649
Thomson Reuters Corp.:
1.30%, 2/23/2017	200,000	199,321
4.70%, 10/15/2019	100,000	109,101
5.85%, 4/15/2040	100,000	109,218
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	101,135
5.00%, 2/1/2020	250,000	267,793
5.50%, 9/1/2041	250,000	225,175
5.85%, 5/1/2017	290,000	307,092
6.55%, 5/1/2037	350,000	346,745
Time Warner, Inc.:
3.55%, 6/1/2024	100,000	98,980
4.00%, 1/15/2022	200,000	207,780
4.85%, 7/15/2045 (a)	50,000	48,824
4.88%, 3/15/2020	600,000	660,367
4.90%, 6/15/2042	100,000	99,540
7.70%, 5/1/2032	240,000	314,645
Viacom, Inc.:
2.50%, 12/15/2016	200,000	202,627
3.50%, 4/1/2017	100,000	102,062
3.88%, 12/15/2021	350,000	343,341
Walt Disney Co.:
1.85%, 5/30/2019	200,000	200,876
2.75%, 8/16/2021 (a)	100,000	102,315
3.75%, 6/1/2021	100,000	107,243
4.38%, 8/16/2041	300,000	310,064
WPP Finance 2010 3.75%, 9/19/2024	150,000	149,320

		11,051,202

METALS & MINING — 0.5%
Barrick Gold Corp.:
3.85%, 4/1/2022	59,000	53,709
4.10%, 5/1/2023 (a)	100,000	88,779
Barrick North America Finance LLC:
4.40%, 5/30/2021	200,000	194,845
5.70%, 5/30/2041	100,000	81,732
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020	100,000	105,822
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	50,000	50,123
2.05%, 9/30/2018	200,000	200,748
2.88%, 2/24/2022	150,000	146,686
3.85%, 9/30/2023	200,000	200,683
6.50%, 4/1/2019	100,000	114,134
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	100,000	87,000
3.55%, 3/1/2022	250,000	186,875
4.00%, 11/14/2021	300,000	231,000
5.40%, 11/14/2034	250,000	173,750
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	180,434
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	100,000	88,951
4.88%, 3/15/2042	100,000	76,697
6.25%, 10/1/2039	100,000	88,892
Nucor Corp. 5.75%, 12/1/2017	250,000	268,687
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022	150,000	149,053
4.13%, 8/21/2042 (a)	128,000	109,312
Rio Tinto Finance USA, Ltd.:
3.75%, 9/20/2021	100,000	102,007
6.50%, 7/15/2018	100,000	111,075

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

9.00%, 5/1/2019	$350,000	$427,153
Southern Copper Corp.:
3.88%, 4/23/2025 (a)	120,000	110,178
5.25%, 11/8/2042	200,000	150,887
Teck Resources, Ltd.:
2.50%, 2/1/2018	100,000	76,500
3.75%, 2/1/2023 (a)	100,000	60,500
6.25%, 7/15/2041	200,000	113,000
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	90,000	80,304
5.63%, 9/15/2019 (a)	250,000	251,744
6.88%, 11/21/2036 (a)	180,000	142,925
6.88%, 11/10/2039	165,000	129,597
Worthington Industries, Inc. 4.55%, 4/15/2026	20,000	19,655

		4,653,437

MULTI-NATIONAL — 1.6%
African Development Bank:
0.75%, 10/18/2016	150,000	150,196
0.88%, 5/15/2017	200,000	200,602
Asian Development Bank:
0.75%, 7/28/2017	500,000	500,424
1.50%, 9/28/2018	200,000	202,704
1.50%, 1/22/2020	300,000	302,006
1.75%, 3/21/2019	300,000	305,699
5.82%, 6/16/2028	50,000	64,936
Council Of Europe Development Bank:
1.13%, 5/31/2018	100,000	100,292
1.50%, 2/22/2017	50,000	50,542
1.50%, 6/19/2017 (a)	200,000	202,561
European Bank for Reconstruction & Development:
1.00%, 2/16/2017	250,000	251,060
1.63%, 4/10/2018	50,000	50,845
1.63%, 11/15/2018 (a)	200,000	202,937
1.88%, 2/23/2022	400,000	401,713
European Investment Bank:
0.88%, 4/18/2017	100,000	100,293
1.00%, 3/15/2018	525,000	525,783
1.00%, 6/15/2018	400,000	399,701
1.13%, 12/15/2016	400,000	402,291
1.13%, 9/15/2017	250,000	251,527
1.25%, 5/15/2018	500,000	503,108
1.63%, 3/16/2020 (a)	500,000	503,987
1.75%, 3/15/2017	100,000	101,500
1.75%, 6/17/2019 (a)	200,000	203,254
1.88%, 3/15/2019	250,000	255,352
2.50%, 4/15/2021	400,000	417,370
2.50%, 10/15/2024	800,000	823,306
4.00%, 2/16/2021	650,000	728,655
4.88%, 1/17/2017 (a)	450,000	474,289
FMS Wertmanagement AoeR:
1.00%, 11/21/2017	300,000	300,613
1.63%, 11/20/2018	500,000	507,220
Inter-American Development Bank:
0.88%, 11/15/2016	250,000	250,711
0.88%, 3/15/2018	200,000	199,864
1.00%, 7/14/2017	250,000	251,308
1.38%, 7/15/2020	150,000	149,453
1.75%, 8/24/2018	500,000	510,381
3.00%, 2/21/2024	450,000	481,555
3.88%, 10/28/2041	35,000	39,305
International Bank for Reconstruction & Development:
0.63%, 10/14/2016	200,000	200,045
0.88%, 4/17/2017	250,000	251,003
1.00%, 11/15/2017	400,000	401,648
1.13%, 7/18/2017	250,000	251,874
1.63%, 2/10/2022	50,000	49,615
1.88%, 3/15/2019	50,000	51,157
1.88%, 10/7/2019	200,000	204,332
2.13%, 11/1/2020	200,000	206,041
2.25%, 6/24/2021	550,000	567,807
2.50%, 11/25/2024	300,000	308,205
4.75%, 2/15/2035	580,000	724,567
International Finance Corp.:
0.63%, 11/15/2016	300,000	300,218
1.75%, 9/16/2019	600,000	610,515

		15,494,370

MULTI-UTILITIES — 0.2%
American Water Capital Corp.:
4.30%, 12/1/2042	100,000	100,760
6.59%, 10/15/2037	100,000	130,204
Berkshire Hathaway Energy:
5.75%, 4/1/2018	200,000	219,223
6.13%, 4/1/2036	155,000	186,581
Black Hills Corp. 4.25%, 11/30/2023	100,000	105,074
Dominion Resources, Inc. 4.90%, 8/1/2041	350,000	352,424
DTE Energy Co.:
2.40%, 12/1/2019	50,000	49,988
6.38%, 4/15/2033	150,000	184,238
MidAmerican Energy Co. 4.80%, 9/15/2043	150,000	163,245
Sempra Energy 2.30%, 4/1/2017	200,000	202,077
Xcel Energy, Inc. 4.70%, 5/15/2020	100,000	108,540

		1,802,354

MULTILINE RETAIL — 0.1%
Kohl’s Corp.:
4.25%, 7/17/2025	50,000	50,155
5.55%, 7/17/2045 (a)	50,000	48,704
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	107,202
4.38%, 9/1/2023	90,000	92,750
4.50%, 12/15/2034	100,000	92,105
6.70%, 7/15/2034	50,000	56,956
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	106,510
5.00%, 1/15/2044	185,000	197,079
Target Corp.:
2.90%, 1/15/2022	250,000	254,610
4.00%, 7/1/2042	225,000	220,216
6.00%, 1/15/2018	200,000	221,505

		1,447,792

OIL, GAS & CONSUMABLE FUELS — 2.6%
Anadarko Finance Co. 7.50%, 5/1/2031	200,000	239,572

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Anadarko Petroleum Corp. 6.45%, 9/15/2036	$100,000	$110,644
Apache Corp.:
4.75%, 4/15/2043	350,000	318,424
5.10%, 9/1/2040	100,000	94,194
Baker Hughes, Inc.:
3.20%, 8/15/2021	150,000	151,729
5.13%, 9/15/2040	100,000	99,903
Boardwalk Pipelines LP 3.38%, 2/1/2023 (a)	170,000	145,556
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	99,197
1.67%, 2/13/2018	50,000	50,061
2.24%, 5/10/2019 (a)	300,000	302,191
2.24%, 9/26/2018	100,000	101,157
2.32%, 2/13/2020	100,000	100,161
2.75%, 5/10/2023	200,000	191,604
3.25%, 5/6/2022	100,000	100,500
3.51%, 3/17/2025 (a)	150,000	148,164
3.56%, 11/1/2021	100,000	104,081
4.74%, 3/11/2021	200,000	221,338
British Transco Finance, Inc. 6.63%, 6/1/2018	200,000	226,292
Buckeye Partners LP 2.65%, 11/15/2018	100,000	95,871
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	102,745
6.50%, 2/15/2037	250,000	251,942
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	77,955
5.70%, 10/15/2019	250,000	272,256
6.75%, 11/15/2039	100,000	101,403
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	108,810
Chevron Corp.:
1.10%, 12/5/2017	100,000	99,480
1.37%, 3/2/2018	100,000	99,749
1.72%, 6/24/2018	100,000	100,509
1.96%, 3/3/2020	100,000	99,307
2.41%, 3/3/2022	50,000	48,846
2.43%, 6/24/2020	250,000	252,759
3.19%, 6/24/2023 (a)	50,000	50,435
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	250,000	234,051
CNOOC Finance 2015 Australia Pty Ltd. 4.20%, 5/5/2045	250,000	229,680
CNOOC Nexen Finance 2014 ULC:
1.63%, 4/30/2017	100,000	99,733
4.25%, 4/30/2024	200,000	202,145
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020 (c)	50,000	49,943
4.50%, 6/1/2025 (c)	50,000	48,061
5.80%, 6/1/2045 (c)	50,000	47,091
ConocoPhillips:
2.20%, 5/15/2020	85,000	84,533
3.35%, 5/15/2025	105,000	102,377
4.15%, 11/15/2034	100,000	94,535
5.90%, 10/15/2032	250,000	285,500
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	607,054
Continental Resources, Inc.:
3.80%, 6/1/2024 (a)	100,000	81,562
4.50%, 4/15/2023	200,000	172,143
5.00%, 9/15/2022	100,000	87,000
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	111,500
7.95%, 4/15/2032	200,000	240,973
Devon Financing Corp. ULC 7.88%, 9/30/2031	50,000	59,776
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	200,000	124,209
Ecopetrol SA:
5.88%, 9/18/2023	100,000	95,000
7.63%, 7/23/2019 (a)	250,000	272,500
Enable Midstream Partners LP 3.90%, 5/15/2024 (c)	100,000	86,875
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	109,470
Encana Corp. 5.15%, 11/15/2041 (a)	206,000	159,920
Energy Transfer Partners LP:
2.50%, 6/15/2018	55,000	54,401
4.05%, 3/15/2025	100,000	87,663
4.15%, 10/1/2020	50,000	50,601
4.75%, 1/15/2026	150,000	137,467
5.15%, 3/15/2045	50,000	38,719
6.13%, 12/15/2045	100,000	88,354
6.50%, 2/1/2042	250,000	227,751
6.70%, 7/1/2018	300,000	326,413
EnLink Midstream Partners LP 2.70%, 4/1/2019	100,000	97,464
Ensco PLC 4.70%, 3/15/2021 (a)	100,000	83,000
Enterprise Products Operating LLC:
1.65%, 5/7/2018	100,000	98,939
3.70%, 2/15/2026 (a)	100,000	93,739
3.75%, 2/15/2025 (a)	75,000	71,341
4.85%, 8/15/2042	345,000	310,051
4.90%, 5/15/2046	100,000	89,371
4.95%, 10/15/2054	200,000	169,479
5.20%, 9/1/2020 (a)	200,000	220,202
5.70%, 2/15/2042	50,000	49,782
6.30%, 9/15/2017	50,000	54,206
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	94,103
4.10%, 2/1/2021	100,000	106,519
5.63%, 6/1/2019	129,000	144,837
EQT Corp. 8.13%, 6/1/2019	100,000	117,451
Exxon Mobil Corp.:
0.92%, 3/15/2017	250,000	250,087
1.82%, 3/15/2019	100,000	100,632
1.91%, 3/6/2020	100,000	99,730
2.71%, 3/6/2025	100,000	97,785
3.18%, 3/15/2024	100,000	102,519
3.57%, 3/6/2045	45,000	42,376
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	99,812
Hess Corp.:
5.60%, 2/15/2041	238,000	220,362
7.88%, 10/1/2029	100,000	120,140

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Husky Energy, Inc. 3.95%, 4/15/2022	$250,000	$242,143
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022	350,000	327,550
4.25%, 9/1/2024	100,000	89,904
5.50%, 3/1/2044	300,000	246,316
5.63%, 9/1/2041	50,000	41,151
5.80%, 3/15/2035	175,000	156,580
6.50%, 9/1/2039	150,000	138,383
Kinder Morgan, Inc. 5.55%, 6/1/2045	200,000	163,681
Magellan Midstream Partners LP:
4.20%, 12/1/2042	100,000	83,860
4.20%, 3/15/2045	100,000	81,370
Marathon Oil Corp.:
2.80%, 11/1/2022 (a)	200,000	178,105
6.80%, 3/15/2032	100,000	108,490
Marathon Petroleum Corp.:
5.13%, 3/1/2021 (a)	100,000	109,367
6.50%, 3/1/2041	49,000	51,479
Nexen, Inc. 5.88%, 3/10/2035	100,000	109,983
Noble Energy, Inc.:
3.90%, 11/15/2024 (a)	300,000	278,967
5.25%, 11/15/2043	100,000	87,043
Noble Holding International, Ltd. 3.95%, 3/15/2022	100,000	75,630
Occidental Petroleum Corp. 1.50%, 2/15/2018	400,000	397,952
ONEOK Partners LP:
3.20%, 9/15/2018	225,000	224,238
3.80%, 3/15/2020 (a)	50,000	49,744
4.90%, 3/15/2025 (a)	100,000	92,555
6.13%, 2/1/2041	100,000	89,340
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	100,000	105,625
6.63%, 6/15/2035	215,000	202,100
Petro-Canada:
5.95%, 5/15/2035	100,000	110,696
7.88%, 6/15/2026	180,000	231,840
Petroleos Mexicanos:
2.38%, 4/15/2025	95,000	92,150
3.50%, 7/18/2018	100,000	100,500
4.50%, 1/23/2026 (a)(c)	275,000	253,687
4.88%, 1/24/2022	350,000	348,250
5.50%, 1/21/2021	200,000	209,750
5.50%, 6/27/2044	125,000	101,250
5.63%, 1/23/2046 (c)	175,000	143,500
6.38%, 1/23/2045	100,000	90,125
6.50%, 6/2/2041	150,000	137,813
8.00%, 5/3/2019	100,000	113,125
Phillips 66:
4.30%, 4/1/2022 (a)	100,000	105,030
5.88%, 5/1/2042	250,000	270,291
Pioneer Natural Resources Co. 7.20%, 1/15/2028	100,000	116,400
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	250,000	228,736
4.30%, 1/31/2043	100,000	81,769
4.65%, 10/15/2025	100,000	99,906
6.50%, 5/1/2018	100,000	109,494
Pride International, Inc. 7.88%, 8/15/2040	200,000	160,330
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	59,773
Sasol Financing International PLC 4.50%, 11/14/2022	100,000	98,150
Schlumberger Investment SA 3.65%, 12/1/2023	42,000	43,223
Shell International Finance BV:
1.13%, 8/21/2017	100,000	99,810
2.00%, 11/15/2018	500,000	504,829
2.13%, 5/11/2020	100,000	99,952
3.25%, 5/11/2025	150,000	148,407
4.13%, 5/11/2035	63,000	61,451
4.55%, 8/12/2043	100,000	100,282
6.38%, 12/15/2038	220,000	272,361
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (c)	480,000	501,733
Southwestern Energy Co.:
4.10%, 3/15/2022 (a)	150,000	133,005
4.95%, 1/23/2025 (a)	150,000	134,321
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	116,760
Statoil ASA:
2.90%, 11/8/2020	120,000	123,004
3.13%, 8/17/2017 (a)	100,000	103,191
3.25%, 11/10/2024	250,000	247,270
5.10%, 8/17/2040	225,000	246,436
7.75%, 6/15/2023	200,000	256,300
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	220,246
Sunoco Logistics Partners Operations LP:
4.25%, 4/1/2024 (a)	60,000	54,278
5.35%, 5/15/2045	100,000	79,473
Talisman Energy, Inc. 3.75%, 2/1/2021	150,000	142,145
TC PipeLines LP 4.38%, 3/13/2025	50,000	48,005
Texas Eastern Transmission LP 7.00%, 7/15/2032	200,000	242,960
Total Capital International SA:
2.13%, 1/10/2019 (a)	150,000	152,041
2.75%, 6/19/2021	100,000	101,344
2.88%, 2/17/2022 (a)	350,000	348,678
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	93,460
3.80%, 10/1/2020	200,000	210,937
4.63%, 3/1/2034	200,000	186,205
6.10%, 6/1/2040	100,000	110,465
6.50%, 8/15/2018	70,000	78,496
7.63%, 1/15/2039	100,000	129,569
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	89,798
6.13%, 2/1/2020	165,000	186,329
6.63%, 6/15/2037	100,000	109,946
Weatherford International, Ltd. 9.63%, 3/1/2019	150,000	159,000
Western Gas Partners LP 2.60%, 8/15/2018	100,000	98,984

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Williams Cos., Inc. 8.75%, 3/15/2032	$225,000	$213,964
Williams Partners LP:
3.35%, 8/15/2022	100,000	90,173
3.60%, 3/15/2022	100,000	91,804
3.90%, 1/15/2025	65,000	55,674
4.00%, 11/15/2021	50,000	48,217
4.00%, 9/15/2025	200,000	170,606
4.90%, 1/15/2045	100,000	73,971
5.10%, 9/15/2045	200,000	151,981
5.25%, 3/15/2020 (a)	110,000	117,288
6.30%, 4/15/2040	35,000	31,096
XTO Energy, Inc. 6.75%, 8/1/2037 (a)	45,000	63,468

		26,334,819

PAPER & FOREST PRODUCTS — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	350,000	400,054
Domtar Corp. 6.25%, 9/1/2042	100,000	95,834
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	241,924
International Paper Co.:
5.15%, 5/15/2046	150,000	145,899
6.00%, 11/15/2041	20,000	21,416
7.50%, 8/15/2021	250,000	303,009
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	97,026

		1,305,162

PERSONAL PRODUCTS — 0.0% (b)
Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	90,761

PHARMACEUTICALS — 1.1%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	109,422
6.00%, 4/1/2039	125,000	152,402
AbbVie, Inc.:
1.75%, 11/6/2017	450,000	451,229
1.80%, 5/14/2018	95,000	94,707
2.50%, 5/14/2020	150,000	149,182
2.90%, 11/6/2022	100,000	97,609
3.20%, 11/6/2022	70,000	69,665
3.60%, 5/14/2025	375,000	370,778
4.40%, 11/6/2042	150,000	138,140
4.50%, 5/14/2035	60,000	57,713
4.70%, 5/14/2045	50,000	48,203
Actavis Funding SCS:
2.35%, 3/12/2018	420,000	421,481
2.45%, 6/15/2019	45,000	44,643
3.00%, 3/12/2020	255,000	255,459
3.45%, 3/15/2022	50,000	49,327
3.80%, 3/15/2025	255,000	246,909
4.55%, 3/15/2035	30,000	27,350
4.75%, 3/15/2045	245,000	220,585
Actavis, Inc.:
3.25%, 10/1/2022	200,000	194,373
6.13%, 8/15/2019	100,000	112,017
Allergan, Inc. 2.80%, 3/15/2023	200,000	185,759
AstraZeneca PLC:
4.00%, 9/18/2042	100,000	97,076
5.90%, 9/15/2017	400,000	435,276
Baxalta, Inc.:
2.00%, 6/22/2018 (c)	15,000	14,944
2.88%, 6/23/2020 (c)	50,000	49,887
3.60%, 6/23/2022 (c)	50,000	50,273
4.00%, 6/23/2025 (c)	50,000	50,156
5.25%, 6/23/2045 (c)	15,000	15,039
Eli Lilly & Co.:
2.75%, 6/1/2025 (a)	85,000	83,296
5.20%, 3/15/2017 (a)	225,000	238,733
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	100,000	100,639
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	166,064
6.38%, 5/15/2038	355,000	449,919
Johnson & Johnson:
1.13%, 11/21/2017	100,000	100,292
3.55%, 5/15/2021	250,000	269,182
4.85%, 5/15/2041	100,000	113,861
5.55%, 8/15/2017	100,000	108,638
McKesson Corp.:
2.85%, 3/15/2023	100,000	96,660
3.80%, 3/15/2024	350,000	357,088
4.75%, 3/1/2021	100,000	109,191
7.50%, 2/15/2019	100,000	116,508
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	105,022
Merck & Co., Inc.:
1.85%, 2/10/2020 (a)	100,000	100,225
2.35%, 2/10/2022	100,000	98,508
2.75%, 2/10/2025	100,000	97,094
2.80%, 5/18/2023	150,000	148,875
3.70%, 2/10/2045	230,000	211,355
3.88%, 1/15/2021 (a)	150,000	160,989
4.15%, 5/18/2043	100,000	99,154
6.55%, 9/15/2037	100,000	132,589
Mylan, Inc.:
1.35%, 11/29/2016	200,000	198,294
4.20%, 11/29/2023	50,000	49,453
Novartis Capital Corp.:
3.40%, 5/6/2024	100,000	102,932
4.40%, 5/6/2044	250,000	266,416
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	200,000	222,431
Perrigo Co. PLC 5.30%, 11/15/2043	200,000	199,067
Pfizer, Inc.:
1.10%, 5/15/2017	250,000	250,334
2.10%, 5/15/2019 (a)	100,000	101,132
3.40%, 5/15/2024 (a)	250,000	254,490
6.20%, 3/15/2019	235,000	267,998
Sanofi:
1.25%, 4/10/2018	50,000	49,789
4.00%, 3/29/2021	125,000	134,731
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021 (a)	200,000	200,820
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (a)	150,000	145,786

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Wyeth 5.95%, 4/1/2037	$240,000	$284,609
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	69,258
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	40,246
4.70%, 2/1/2043	60,000	53,390

		10,564,662

PROFESSIONAL SERVICES — 0.0% (b)
Dun & Bradstreet Corp. 4.00%, 6/15/2020 (a)	50,000	50,682

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	45,000	44,951
American Campus Communities Operating Partnership LP 4.13%, 7/1/2024	50,000	50,235
American Tower Corp.:
3.40%, 2/15/2019	100,000	102,481
3.45%, 9/15/2021	150,000	150,192
4.00%, 6/1/2025	100,000	97,350
5.00%, 2/15/2024 (a)	90,000	95,103
5.90%, 11/1/2021	100,000	113,186
AvalonBay Communities, Inc.:
3.45%, 6/1/2025	100,000	98,539
3.50%, 11/15/2024	100,000	99,533
BioMed Realty LP 2.63%, 5/1/2019	50,000	48,175
Boston Properties LP:
4.13%, 5/15/2021	200,000	212,355
5.63%, 11/15/2020	65,000	73,639
Brandywine Operating Partnership LP 4.55%, 10/1/2029	200,000	196,745
Camden Property Trust 4.88%, 6/15/2023 (a)	150,000	162,304
CBL & Associates LP 5.25%, 12/1/2023	350,000	360,080
Corporate Office Properties LP 3.70%, 6/15/2021	50,000	49,305
DDR Corp.:
3.38%, 5/15/2023	100,000	94,914
3.63%, 2/1/2025	150,000	142,498
Digital Realty Trust LP 3.63%, 10/1/2022	100,000	97,090
Duke Realty LP 3.75%, 12/1/2024	125,000	122,710
EPR Properties 4.50%, 4/1/2025	100,000	95,830
ERP Operating LP:
3.38%, 6/1/2025 (a)	100,000	98,493
4.50%, 6/1/2045	50,000	50,144
5.75%, 6/15/2017	100,000	106,960
Essex Portfolio LP 3.88%, 5/1/2024 (a)	50,000	50,053
Federal Realty Investment Trust 4.50%, 12/1/2044	50,000	49,343
HCP, Inc.:
3.88%, 8/15/2024	150,000	146,631
4.00%, 6/1/2025	150,000	146,694
4.20%, 3/1/2024	120,000	120,165
5.38%, 2/1/2021	100,000	110,506
Healthcare Realty Trust, Inc. 3.75%, 4/15/2023	100,000	97,700
Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	50,000	49,740
Hospitality Properties Trust 4.50%, 3/15/2025	100,000	98,410
Host Hotels & Resorts LP:
4.00%, 6/15/2025	95,000	93,661
4.75%, 3/1/2023	50,000	52,605
Kilroy Realty LP 3.80%, 1/15/2023	100,000	98,741
Kimco Realty Corp. 3.20%, 5/1/2021	100,000	101,015
Liberty Property LP:
4.13%, 6/15/2022	100,000	102,362
4.40%, 2/15/2024	63,000	64,909
Mid-America Apartments LP 3.75%, 6/15/2024	100,000	98,120
National Retail Properties, Inc. 3.30%, 4/15/2023	50,000	48,670
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027 (c)	150,000	144,675
5.25%, 1/15/2026 (c)	50,000	50,949
Post Apartment Homes LP 3.38%, 12/1/2022	25,000	24,476
ProLogis LP:
2.75%, 2/15/2019	125,000	127,186
3.35%, 2/1/2021	100,000	101,140
4.50%, 8/15/2017	20,000	21,010
Realty Income Corp.:
3.88%, 7/15/2024	60,000	59,850
5.88%, 3/15/2035	50,000	56,535
Regency Centers LP 3.90%, 11/1/2025	60,000	60,442
Select Income REIT 3.60%, 2/1/2020	100,000	101,870
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	50,275
Simon Property Group LP:
2.15%, 9/15/2017	400,000	405,402
2.50%, 9/1/2020	50,000	50,427
3.50%, 9/1/2025	50,000	49,873
5.65%, 2/1/2020	200,000	226,590
UDR, Inc. 4.00%, 10/1/2025 (a)	100,000	101,957
Ventas Realty LP:
3.75%, 5/1/2024	50,000	49,348
4.13%, 1/15/2026	63,000	63,334
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	100,000	100,288
2.70%, 4/1/2020	100,000	99,597
Vornado Realty LP 2.50%, 6/30/2019	100,000	99,906
Weingarten Realty Investors 3.85%, 6/1/2025	50,000	49,164
Welltower, Inc.:
4.13%, 4/1/2019	500,000	528,016
5.25%, 1/15/2022	100,000	109,394

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Weyerhaeuser Co.:
4.63%, 9/15/2023	$150,000	$159,590
7.38%, 3/15/2032	50,000	61,725

		7,245,156

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Services, Inc. 4.88%, 3/1/2026	100,000	99,305

ROAD & RAIL — 0.4%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	100,075
3.45%, 9/15/2021	350,000	360,511
3.65%, 9/1/2025	50,000	50,651
4.15%, 4/1/2045	45,000	41,668
4.38%, 9/1/2042	100,000	95,330
4.55%, 9/1/2044	200,000	195,840
4.70%, 9/1/2045	50,000	50,062
4.95%, 9/15/2041	100,000	103,963
7.00%, 12/15/2025	51,000	65,043
Canadian National Railway Co.:
2.25%, 11/15/2022	200,000	192,060
2.85%, 12/15/2021	100,000	101,173
Canadian Pacific Railway Co.:
3.70%, 2/1/2026	20,000	20,067
4.50%, 1/15/2022	100,000	107,348
4.80%, 9/15/2035	20,000	20,454
4.80%, 8/1/2045	50,000	50,140
6.13%, 9/15/2115	30,000	31,719
9.45%, 8/1/2021	100,000	133,477
CSX Corp.:
3.95%, 5/1/2050	290,000	248,083
4.25%, 6/1/2021	35,000	37,578
4.50%, 8/1/2054	150,000	139,327
6.15%, 5/1/2037	165,000	194,436
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	50,000	50,290
Kansas City Southern Railway Co. 4.95%, 8/15/2045	100,000	100,280
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	34,007
4.84%, 10/1/2041	100,000	100,817
7.70%, 5/15/2017	230,000	252,855
Ryder System, Inc.:
2.50%, 3/1/2018	100,000	101,086
2.65%, 3/2/2020	100,000	99,892
Union Pacific Corp.:
2.25%, 6/19/2020 (a)	50,000	50,382
3.25%, 8/15/2025 (a)	50,000	50,409
3.38%, 2/1/2035	100,000	91,236
3.65%, 2/15/2024	92,000	96,053
4.82%, 2/1/2044	205,000	221,814

		3,588,126

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Altera Corp. 2.50%, 11/15/2018	100,000	101,746
Applied Materials, Inc. 5.85%, 6/15/2041 (a)	140,000	154,255
Broadcom Corp. 2.50%, 8/15/2022	100,000	98,700
Intel Corp.:
1.35%, 12/15/2017	150,000	150,400
2.45%, 7/29/2020	85,000	86,100
3.30%, 10/1/2021	50,000	52,143
3.70%, 7/29/2025 (a)	45,000	46,169
4.25%, 12/15/2042 (a)	150,000	143,195
4.80%, 10/1/2041	185,000	190,528
4.90%, 7/29/2045	40,000	41,512
KLA-Tencor Corp. 4.13%, 11/1/2021	86,000	87,580
Texas Instruments, Inc. 1.75%, 5/1/2020	250,000	246,455
Xilinx, Inc. 3.00%, 3/15/2021 (a)	100,000	101,380

		1,500,163

SOFTWARE — 0.4%
Adobe Systems, Inc. 3.25%, 2/1/2025	65,000	63,167
Autodesk, Inc. 3.13%, 6/15/2020	100,000	101,069
CA, Inc. 4.50%, 8/15/2023	150,000	153,810
CDK Global, Inc. 3.30%, 10/15/2019	65,000	65,351
Microsoft Corp.:
1.85%, 2/12/2020 (a)	50,000	50,317
2.38%, 5/1/2023	100,000	96,730
2.70%, 2/12/2025 (a)	200,000	196,091
3.00%, 10/1/2020 (a)	400,000	420,779
3.50%, 2/12/2035 (a)	100,000	92,896
3.50%, 11/15/2042	100,000	89,010
3.63%, 12/15/2023 (a)	200,000	210,100
3.75%, 2/12/2045	80,000	73,426
4.00%, 2/12/2055	140,000	126,856
Oracle Corp.:
1.20%, 10/15/2017	125,000	125,058
2.25%, 10/8/2019	150,000	151,523
2.50%, 10/15/2022	100,000	98,450
2.80%, 7/8/2021	200,000	202,600
2.95%, 5/15/2025	200,000	194,747
3.40%, 7/8/2024	200,000	202,960
3.90%, 5/15/2035	145,000	136,775
4.30%, 7/8/2034	100,000	99,589
4.38%, 5/15/2055	200,000	186,598
4.50%, 7/8/2044	200,000	200,889
5.75%, 4/15/2018	200,000	221,038
6.13%, 7/8/2039	300,000	366,630
Symantec Corp. 2.75%, 6/15/2017	13,000	13,021

		3,939,480

SPECIALTY RETAIL — 0.3%
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,389
4.50%, 10/1/2025	20,000	20,221
AutoZone, Inc.:
1.30%, 1/13/2017	200,000	200,007
3.13%, 7/15/2023	100,000	98,398
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	20,000	19,016

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Dollar General Corp. 1.88%, 4/15/2018	$100,000	$98,785
Gap, Inc. 5.95%, 4/12/2021	200,000	221,154
Home Depot, Inc.:
2.00%, 6/15/2019	150,000	151,648
2.25%, 9/10/2018	200,000	204,799
4.25%, 4/1/2046	25,000	25,290
4.40%, 3/15/2045	20,000	20,694
4.88%, 2/15/2044	50,000	55,232
5.95%, 4/1/2041	500,000	625,471
Kohl’s Corp. 3.25%, 2/1/2023 (a)	100,000	96,754
Lowe’s Cos., Inc.:
5.13%, 11/15/2041	200,000	222,411
5.50%, 10/15/2035	350,000	400,317
QVC, Inc. 4.45%, 2/15/2025	135,000	128,906
Ross Stores, Inc. 3.38%, 9/15/2024	50,000	49,295
TJX Cos., Inc.:
2.50%, 5/15/2023	130,000	125,081
6.95%, 4/15/2019	100,000	116,361
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	400,000	398,152

		3,303,381

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Apple, Inc.:
1.00%, 5/3/2018 (a)	150,000	149,158
1.05%, 5/5/2017 (a)	50,000	50,137
2.00%, 5/6/2020 (a)	200,000	200,648
2.10%, 5/6/2019 (a)	200,000	203,510
2.40%, 5/3/2023	175,000	169,657
2.50%, 2/9/2025	150,000	142,854
2.70%, 5/13/2022	100,000	100,385
2.85%, 5/6/2021	200,000	205,364
3.20%, 5/13/2025	100,000	100,575
3.45%, 5/6/2024	250,000	258,080
3.45%, 2/9/2045	100,000	84,251
3.85%, 5/4/2043	225,000	204,269
4.38%, 5/13/2045	65,000	64,075
Computer Sciences Corp. 6.50%, 3/15/2018	100,000	109,416
EMC Corp.:
1.88%, 6/1/2018	225,000	225,022
3.38%, 6/1/2023 (a)	100,000	98,450
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	29,000	28,736
3.50%, 4/15/2023 (a)	50,000	47,046
Hewlett-Packard Co.:
2.85%, 10/5/2018 (c)	150,000	149,808
3.60%, 10/15/2020 (c)	100,000	99,972
4.05%, 9/15/2022 (a)	250,000	254,425
4.30%, 6/1/2021	100,000	104,884
4.65%, 12/9/2021	178,000	189,949
4.90%, 10/15/2025 (c)	150,000	149,588
6.20%, 10/15/2035 (c)	100,000	99,942
6.35%, 10/15/2045 (c)	100,000	99,932
HP Enterprise Services LLC 7.45%, 10/15/2029	70,000	90,811
International Business Machines Corp.:
1.13%, 2/6/2018 (a)	150,000	149,495
1.25%, 2/6/2017	150,000	150,808
1.95%, 2/12/2019 (a)	250,000	252,395
3.63%, 2/12/2024 (a)	75,000	77,320
5.70%, 9/14/2017	210,000	227,857
NetApp, Inc.:
2.00%, 12/15/2017	100,000	100,113
3.38%, 6/15/2021	50,000	49,357
Seagate HDD Cayman 3.75%, 11/15/2018	100,000	102,304

		4,790,593

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
Cintas Corp. No. 2 6.15%, 8/15/2036	100,000	119,717
NIKE, Inc. 2.25%, 5/1/2023 (a)	50,000	48,265

		167,982

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	300,000	312,240
Santander Holdings USA, Inc.:
3.45%, 8/27/2018	100,000	102,378
4.50%, 7/17/2025	100,000	99,915

		514,533

TOBACCO — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	151,006
2.85%, 8/9/2022	100,000	97,617
2.95%, 5/2/2023	100,000	97,272
4.00%, 1/31/2024 (a)	200,000	207,017
4.75%, 5/5/2021	60,000	65,350
9.70%, 11/10/2018	68,000	83,191
9.95%, 11/10/2038	33,000	52,797
Philip Morris International, Inc.:
1.63%, 3/20/2017	400,000	403,072
2.90%, 11/15/2021	400,000	400,979
3.38%, 8/11/2025	50,000	50,183
5.65%, 5/16/2018	150,000	165,467
Reynolds American, Inc.:
2.30%, 8/21/2017 (a)(c)	100,000	100,837
3.25%, 11/1/2022	200,000	198,619
4.45%, 6/12/2025	400,000	419,173
4.75%, 11/1/2042	100,000	96,283
6.88%, 5/1/2020 (c)	100,000	116,588

		2,705,451

TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
GATX Corp.:
2.38%, 7/30/2018	46,000	46,042
2.50%, 3/15/2019	67,000	66,789
4.85%, 6/1/2021	150,000	160,911

		273,742

TRANSPORTATION INFRASTRUCTURE — 0.0% (b)
Norfolk Southern Corp. 4.45%, 6/15/2045	150,000	144,208

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
America Movil SAB de CV:
3.13%, 7/16/2022	$150,000	$146,354
4.38%, 7/16/2042 (a)	200,000	177,549
5.00%, 3/30/2020	100,000	109,653
6.13%, 3/30/2040	75,000	82,429
AT&T Corp. 8.25%, 11/15/2031	123,000	165,521
AT&T, Inc. 6.55%, 2/15/2039	100,000	113,257
Deutsche Telekom International Finance BV:
6.75%, 8/20/2018	160,000	181,105
8.75%, 6/15/2030	150,000	214,361
Embarq Corp. 8.00%, 6/1/2036	100,000	101,500
France Telecom SA 4.13%, 9/14/2021 (a)	350,000	374,749
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	97,648
Orange SA 9.00%, 3/1/2031	100,000	142,606
Rogers Communications, Inc.:
4.10%, 10/1/2023	200,000	206,307
4.50%, 3/15/2043	100,000	94,258
6.80%, 8/15/2018	150,000	168,781
Telefonica Emisiones SAU:
5.46%, 2/16/2021	350,000	391,072
7.05%, 6/20/2036	238,000	275,591
Vodafone Group PLC:
2.95%, 2/19/2023 (a)	200,000	189,139
5.63%, 2/27/2017 (a)	400,000	422,877
6.15%, 2/27/2037	113,000	122,889

		3,777,646

TOTAL BONDS & NOTES —
(Cost $265,241,037)		264,329,020

FOREIGN GOVERNMENT OBLIGATIONS — 2.3%
Brazilian Government International Bond:
4.25%, 1/7/2025	125,000	109,563
4.88%, 1/22/2021	800,000	778,000
5.00%, 1/27/2045	350,000	262,150
Canada Government International Bond:
0.88%, 2/14/2017	150,000	150,380
1.63%, 2/27/2019	200,000	203,099
Chile Government International Bond:
3.25%, 9/14/2021	100,000	103,750
3.88%, 8/5/2020	200,000	214,500
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	311,150
4.00%, 2/26/2024	300,000	291,000
5.63%, 2/26/2044	100,000	93,650
6.13%, 1/18/2041	100,000	99,000
7.38%, 3/18/2019	200,000	226,400
7.38%, 9/18/2037	150,000	170,025
Export Development Canada:
0.88%, 1/30/2017	100,000	100,288
1.00%, 5/15/2017	350,000	352,085
1.25%, 10/26/2016	100,000	100,703
Export-Import Bank of Korea 2.88%, 1/21/2025	300,000	291,961
Federal Farm Credit Banks 1.10%, 6/1/2018	500,000	501,538
Federal Home Loan Mortgage Corp.:
1.25%, 5/12/2017	1,150,000	1,161,722
5.13%, 11/17/2017	150,000	163,754
Federal National Mortgage Association:
0.75%, 4/20/2017	350,000	350,910
1.50%, 6/22/2020 (a)	500,000	501,054
1.63%, 1/21/2020 (a)	250,000	252,760
4.88%, 12/15/2016	150,000	157,804
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	374,400
Inter-American Development Bank 1.75%, 10/15/2019	100,000	101,649
Israel Government International Bond:
4.00%, 6/30/2022	100,000	108,250
5.13%, 3/26/2019	100,000	111,500
Japan Bank for International Cooperation:
1.13%, 7/19/2017	200,000	200,485
1.75%, 7/31/2018	50,000	50,672
2.13%, 2/7/2019	150,000	153,470
2.13%, 2/10/2025	200,000	194,134
3.38%, 7/31/2023	200,000	216,740
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	110,516
KFW 2.00%, 5/2/2025	1,000,000	980,404
Korea Development Bank 3.38%, 9/16/2025	200,000	203,646
Landwirtschaftliche Rentenbank 2.00%, 1/13/2025	100,000	98,096
Mexico Government International Bond:
3.60%, 1/30/2025	200,000	195,500
3.63%, 3/15/2022	934,000	940,071
4.75%, 3/8/2044	400,000	364,000
5.75%, 10/12/2049	300,000	277,500
6.75%, 9/27/2034	50,000	60,250
Nordic Investment Bank 2.25%, 9/30/2021	250,000	257,518
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	200,000	200,453
Panama Government International Bond:
4.00%, 9/22/2024	150,000	148,725
5.20%, 1/30/2020	250,000	271,875
6.70%, 1/26/2036	200,000	242,000
Peruvian Government International Bond 5.63%, 11/18/2050	100,000	102,250
Philippine Government International Bond:
4.00%, 1/15/2021	350,000	376,687
4.20%, 1/21/2024	250,000	273,750
5.00%, 1/13/2037	200,000	229,500

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.38%, 10/23/2034	$50,000	$65,438
7.75%, 1/14/2031	300,000	426,000
8.38%, 6/17/2019	100,000	123,000
Poland Government International Bond:
5.00%, 3/23/2022	300,000	334,950
5.13%, 4/21/2021	450,000	506,421
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	201,641
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	208,285
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	105,532
Province of Ontario Canada:
1.65%, 9/27/2019	250,000	249,922
2.00%, 1/30/2019	300,000	304,954
3.00%, 7/16/2018	900,000	942,570
Province of Quebec Canada 7.50%, 9/15/2029	555,000	818,750
Republic of Italy 6.88%, 9/27/2023	100,000	127,445
Republic of Korea 4.13%, 6/10/2044	300,000	343,132
Republic of Peru:
7.13%, 3/30/2019	100,000	115,500
7.35%, 7/21/2025	75,000	93,375
8.75%, 11/21/2033	250,000	350,000
Republic of Poland 6.38%, 7/15/2019	50,000	57,872
Republic of South Africa 5.50%, 3/9/2020	200,000	212,526
South Africa Government International Bond:
4.67%, 1/17/2024	450,000	444,996
6.88%, 5/27/2019	50,000	55,704
Turkey Government International Bond:
6.00%, 1/14/2041	400,000	389,488
6.63%, 2/17/2045	600,000	639,726
6.75%, 4/3/2018	500,000	539,955
6.88%, 3/17/2036	300,000	324,174
7.38%, 2/5/2025	425,000	485,830
Ukraine Government AID Bonds 1.85%, 5/29/2020	376,000	380,833
Uruguay Government International Bond:
5.10%, 6/18/2050	150,000	132,000
7.63%, 3/21/2036	200,000	247,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $23,638,140)		23,018,306

U.S. GOVERNMENT AGENCY MBS TBA — 4.1%
Fannie Mae
2.50%, 15yr TBA (f)	500,000	509,688
3.00%, 15yr TBA (f)	1,000,000	1,041,094
3.00%, 30yr TBA (f)	5,500,000	5,573,906
3.50%, 30yr TBA (f)	4,975,000	5,189,547
4.00%, 30yr TBA (f)	3,050,000	3,253,492
Freddie Mac
2.50%, 15yr TBA (f)	4,150,000	4,230,730
3.00%, 15yr TBA (f)	800,000	832,125
3.50%, 30yr TBA (f)	2,350,000	2,445,102
4.00%, 30yr TBA (f)	2,200,000	2,341,969
4.50%, 30yr TBA (f)	500,000	541,172
Ginnie Mae
3.00%, 30yr TBA (f)	2,200,000	2,245,031
3.50%, 30yr TBA (f)	3,300,000	3,457,008
3.50%, 30yr TBA (f)	500,000	523,164
4.00%, 30yr TBA (f)	7,150,000	7,621,453
4.00%, 30yr TBA (f)	1,200,000	1,278,187

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $40,841,168)		41,083,668

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.5%
Federal Home Loan Bank
0.63%, 11/23/2016	500,000	500,565
0.75%, 1/6/2017	100,000	100,287
1.63%, 12/9/2016	250,000	253,224
1.75%, 12/14/2018	500,000	513,222
1.88%, 3/13/2020	250,000	255,071
4.75%, 12/16/2016	500,000	525,319
4.88%, 5/17/2017	1,100,000	1,175,482
5.00%, 11/17/2017	300,000	326,620
5.50%, 7/15/2036	250,000	331,768
Federal Home Loan Mortgage Corp.
0.50%, 1/27/2017	1,110,000	1,108,926
0.75%, 1/12/2018	200,000	199,770
0.88%, 2/22/2017	300,000	301,169
0.88%, 3/7/2018 (a)	200,000	200,170
1.00%, 3/8/2017	1,000,000	1,005,709
1.00%, 7/28/2017	750,000	754,768
1.00%, 9/29/2017	200,000	201,223
1.25%, 8/1/2019	400,000	400,032
1.25%, 10/2/2019	800,000	798,160
1.38%, 5/1/2020 (a)	400,000	399,472
1.75%, 5/30/2019	700,000	713,556
2.38%, 1/13/2022	2,325,000	2,396,213
2.50%, 9/1/2028	406,927	415,699
2.50%, 10/1/2029	1,101,357	1,123,787
3.00%, 2/1/2029	697,848	726,478
3.00%, 7/1/2029	821,063	854,748
3.00%, 9/1/2029	1,327,585	1,382,050
3.00%, 4/1/2030	1,154,617	1,202,205
3.00%, 7/1/2035	993,513	1,022,634
3.00%, 3/1/2043	1,527,582	1,547,204
3.00%, 4/1/2043	827,807	838,440
3.00%, 4/1/2043	2,085,612	2,112,402
3.00%, 7/1/2043	874,536	885,770
3.00%, 7/1/2043	144,052	145,902
3.00%, 8/1/2043	450,232	456,015
3.00%, 9/1/2043	540,213	547,152
3.00%, 10/1/2043	447,952	453,706
3.00%, 6/1/2045	1,979,271	2,001,736
3.00%, 8/1/2045	2,693,495	2,724,067
3.50%, 5/1/2026	926,868	979,977
3.50%, 1/1/2029	283,975	299,623
3.50%, 11/1/2029	922,370	973,354
3.50%, 2/1/2030	454,468	479,589
3.50%, 3/1/2032	907,107	957,005
3.50%, 5/1/2043	480,394	500,482
3.50%, 8/1/2043	1,690,797	1,761,497
3.50%, 8/1/2043	924,550	963,210

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.50%, 6/1/2044	$792,793	$825,548
3.50%, 8/1/2044	1,475,831	1,536,805
3.50%, 10/1/2044	864,611	900,332
3.50%, 11/1/2044	1,404,367	1,462,389
3.50%, 12/1/2044	1,431,086	1,490,211
3.50%, 1/1/2045	1,404,145	1,462,370
3.50%, 2/1/2045	1,907,826	1,986,937
3.50%, 7/1/2045	1,192,833	1,245,007
3.50%, 7/1/2045	1,499,501	1,561,680
3.75%, 3/27/2019	700,000	761,700
4.00%, 4/1/2019	20,249	21,275
4.00%, 4/1/2024	163,848	172,146
4.00%, 5/1/2025	113,548	119,511
4.00%, 6/1/2025	229,240	241,279
4.00%, 8/1/2025	66,332	69,816
4.00%, 9/1/2025	32,695	34,413
4.00%, 6/1/2026	600,355	633,035
4.00%, 10/1/2040	535,013	572,340
4.00%, 12/1/2041	1,564,181	1,673,411
4.00%, 4/1/2042	1,142,422	1,222,200
4.00%, 5/1/2044	993,582	1,058,222
4.00%, 5/1/2044	589,743	628,109
4.00%, 7/1/2044	2,345,958	2,498,579
4.00%, 12/1/2044	984,640	1,048,697
4.00%, 4/1/2045	1,937,605	2,065,771
4.50%, 5/1/2019	228,450	237,839
4.50%, 9/1/2024	3,070	3,243
4.50%, 10/1/2024	224,034	236,657
4.50%, 4/1/2038	839,803	910,821
4.50%, 2/1/2039	4,879	5,279
4.50%, 2/1/2039	1,057,652	1,145,224
4.50%, 6/1/2039	427,706	462,802
4.50%, 12/1/2039	326,830	353,649
4.50%, 6/1/2040	13,633	14,779
4.50%, 4/1/2041	14,285	15,486
4.50%, 7/1/2041	813,839	882,311
4.50%, 8/1/2041	59,347	64,340
4.50%, 9/1/2041	362,510	393,010
4.50%, 10/1/2043	46,701	50,550
4.50%, 3/1/2044	699,215	756,987
4.50%, 8/1/2044	60,765	65,786
4.50%, 9/1/2044	1,127,008	1,220,125
4.88%, 6/13/2018	100,000	110,529
5.00%, 2/16/2017	800,000	848,247
5.00%, 4/18/2017	723,000	772,069
5.00%, 3/1/2018	181,508	188,714
5.00%, 11/1/2035	40,874	44,909
5.00%, 12/1/2036	5,659	6,200
5.00%, 12/1/2036	5,367	5,880
5.00%, 2/1/2038	306,152	335,417
5.00%, 2/1/2038	362,500	397,151
5.00%, 2/1/2038	890	975
5.00%, 3/1/2038	252,203	276,310
5.00%, 3/1/2038	281,546	308,311
5.00%, 6/1/2038	119,935	131,400
5.00%, 11/1/2038	699,692	766,209
5.00%, 11/1/2038	326,993	358,249
5.00%, 1/1/2039	141,431	154,950
5.00%, 2/1/2039	328,398	359,515
5.00%, 10/1/2039	92,688	101,548
5.13%, 10/18/2016	100,000	104,825
5.50%, 2/1/2022	13,061	14,462
5.50%, 11/1/2026	101,192	112,073
5.50%, 6/1/2027	29,119	32,248
5.50%, 4/1/2028	45,574	50,469
5.50%, 7/1/2028	73,042	80,887
5.50%, 7/1/2033	3,627	4,056
5.50%, 1/1/2037	257,332	285,701
5.50%, 1/1/2037	83,522	92,730
5.50%, 9/1/2037	3,855	4,278
5.50%, 11/1/2037	18,797	20,860
5.50%, 1/1/2038	177,249	196,698
5.50%, 4/1/2038	558,335	619,695
5.50%, 7/1/2038	2,074	2,302
5.50%, 7/1/2038	834,517	926,230
5.50%, 10/1/2038	13,836	15,357
5.50%, 11/1/2038	8,543	9,482
6.00%, 8/1/2031	19,014	21,721
6.00%, 3/1/2036	19,495	21,936
6.00%, 8/1/2036	149,347	168,046
6.00%, 1/1/2037	13,904	15,645
6.00%, 12/1/2037	14,265	16,052
6.00%, 10/1/2038	13,480	15,171
6.00%, 3/1/2040	14,578	16,406
6.00%, 5/1/2040	1,548,455	1,742,412
6.25%, 7/15/2032	100,000	141,972
6.50%, 11/1/2037	205,233	234,178
6.50%, 2/1/2038	45,364	51,762
6.50%, 9/1/2038	487,152	555,857
6.50%, 9/1/2039	190,030	217,824
6.75%, 3/15/2031	450,000	658,534
Federal National Mortgage Association
Zero Coupon, 6/1/2017 (e)	700,000	692,003
Zero Coupon, 10/9/2019 (e)	300,000	279,109
0.88%, 8/28/2017 (a)	800,000	803,430
0.88%, 10/26/2017	200,000	200,755
0.88%, 12/20/2017	250,000	250,517
0.88%, 5/21/2018	865,000	864,236
1.00%, 9/27/2017	450,000	452,730
1.13%, 4/27/2017	1,000,000	1,008,393
1.25%, 1/30/2017	250,000	252,231
1.63%, 11/27/2018 (a)	400,000	407,435
1.75%, 1/30/2019	100,000	101,829
2.32%, 11/25/2018 (d)	875,000	898,704
2.50%, 7/1/2028	1,232,930	1,259,426
2.50%, 8/1/2028	788,870	805,823
2.50%, 8/1/2028	1,031,120	1,053,279
2.50%, 10/1/2028	838,762	856,787
2.63%, 9/6/2024	315,000	322,540
3.00%, 8/1/2027	866,494	903,738
3.00%, 11/1/2028	1,472,638	1,535,192
3.00%, 6/1/2029	434,030	452,244
3.00%, 8/1/2029	824,249	858,837
3.00%, 9/1/2029	848,620	884,231
3.00%, 1/1/2043	1,623,787	1,649,544
3.00%, 3/1/2043	1,838,263	1,867,423
3.00%, 4/1/2043	459,198	466,482
3.00%, 5/1/2043	2,529,834	2,569,964
3.00%, 5/1/2043	845,438	858,848
3.00%, 5/1/2043	1,689,408	1,716,206
3.00%, 6/1/2043	1,247,646	1,267,436
3.00%, 6/1/2043	1,668,368	1,694,832

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.00%, 6/1/2043	$120,027	$121,931
3.00%, 6/1/2043	427,505	434,286
3.00%, 7/1/2043	1,132,194	1,150,153
3.00%, 7/1/2043	448,892	456,013
3.50%, 11/1/2025	407,036	430,559
3.50%, 3/1/2026	258,450	273,571
3.50%, 1/1/2027	1,408,677	1,490,086
3.50%, 10/1/2029	839,773	887,561
3.50%, 6/1/2034	1,602,933	1,687,283
3.50%, 7/1/2034	3,145,304	3,310,817
3.50%, 5/1/2042	3,100,606	3,240,197
3.50%, 8/1/2042	1,155,557	1,207,581
3.50%, 10/1/2042	928,354	970,149
3.50%, 1/1/2043	435,979	455,607
3.50%, 5/1/2043	405,112	422,865
3.50%, 7/1/2043	1,595,505	1,665,424
3.50%, 1/1/2044	1,645,910	1,718,038
3.50%, 10/1/2044	1,204,657	1,257,578
4.00%, 7/1/2018	122,974	128,786
4.00%, 8/1/2018	473,726	496,116
4.00%, 8/1/2018	1,597	1,673
4.00%, 1/1/2020	3,488	3,656
4.00%, 4/1/2024	235,810	248,356
4.00%, 1/1/2025	248,161	261,365
4.00%, 3/1/2026	162,300	171,073
4.00%, 12/1/2040	1,356,593	1,451,287
4.00%, 3/1/2041	1,808,234	1,935,634
4.00%, 12/1/2041	2,406,461	2,576,008
4.00%, 2/1/2042	722,851	773,840
4.00%, 10/1/2043	1,434,330	1,530,467
4.00%, 12/1/2043	198,990	212,327
4.00%, 6/1/2044	1,368,379	1,460,336
4.00%, 7/1/2044	740,429	790,186
4.00%, 7/1/2044	783,237	835,871
4.00%, 9/1/2044	1,192,396	1,272,526
4.00%, 10/1/2044	996,509	1,063,476
4.50%, 4/1/2023	2,694	2,843
4.50%, 4/1/2023	541,644	571,690
4.50%, 8/1/2023	965	1,018
4.50%, 4/1/2039	1,205,717	1,306,701
4.50%, 10/1/2040	634,094	688,501
4.50%, 2/1/2041	1,228,412	1,334,714
4.50%, 5/1/2041	671,509	729,126
4.50%, 1/1/2042	2,213,293	2,404,823
4.50%, 9/1/2043	586,539	635,922
4.50%, 12/1/2043	357,855	387,984
4.50%, 1/1/2044	421,061	456,551
4.50%, 2/1/2044	942,937	1,022,413
4.50%, 6/1/2044	1,877,978	2,036,264
5.00%, 12/1/2015	12,070	12,539
5.00%, 2/1/2016	3,328	3,457
5.00%, 2/13/2017	100,000	105,997
5.00%, 5/11/2017	510,000	545,860
5.00%, 6/1/2018	51,888	53,944
5.00%, 7/1/2035	1,057,283	1,167,920
5.00%, 7/1/2040	523,098	576,878
5.00%, 9/1/2040	686,701	757,300
5.00%, 12/1/2043	371,627	409,152
5.38%, 6/12/2017	1,000,000	1,079,984
5.50%, 7/1/2035	452,297	506,491
5.50%, 6/1/2038	88,052	98,296
5.50%, 6/1/2038	71,469	79,784
5.50%, 12/1/2038	590,035	658,684
5.50%, 12/1/2039	872,788	974,335
6.00%, 6/1/2017	1	1
6.00%, 2/1/2037	480,840	542,869
6.00%, 10/1/2039	700,290	790,482
6.00%, 4/1/2040	897,888	1,013,532
6.63%, 11/15/2030	150,000	216,809
7.13%, 1/15/2030	525,000	790,125
7.25%, 5/15/2030	100,000	152,202
Government National Mortgage Association
3.00%, 12/15/2042	354,743	363,758
3.00%, 12/15/2042	1,173,798	1,203,628
3.00%, 12/20/2042	1,566,899	1,606,700
3.00%, 12/20/2042	967,200	991,767
3.00%, 2/20/2043	2,095,085	2,144,822
3.00%, 4/20/2043	2,343,238	2,398,867
3.00%, 6/20/2043	1,616,547	1,654,924
3.50%, 2/15/2042	1,425,124	1,496,084
3.50%, 4/15/2043	555,218	582,213
3.50%, 10/20/2043	755,483	793,720
3.50%, 12/20/2043	365,546	384,047
3.50%, 1/20/2044	739,067	776,474
3.50%, 3/20/2044	716,109	751,325
3.50%, 10/20/2044	1,433,552	1,504,051
4.00%, 6/15/2040	106,094	113,961
4.00%, 3/20/2044	306,578	326,683
4.00%, 4/20/2044	444,895	474,070
4.00%, 6/20/2044	647,531	689,995
4.00%, 8/20/2044	682,352	727,099
4.00%, 9/20/2044	702,946	749,043
4.00%, 10/20/2044	664,787	708,382
4.50%, 3/15/2038	873,818	950,564
4.50%, 6/15/2039	126,324	137,563
4.50%, 7/15/2039	365,631	398,160
4.50%, 6/15/2040	975,021	1,065,295
4.50%, 6/15/2040	28,407	31,037
4.50%, 3/15/2041	468,277	511,634
4.50%, 6/15/2041	583,043	635,455
4.50%, 9/20/2041	359,272	389,651
4.50%, 12/15/2041	103,602	112,916
4.50%, 1/15/2042	326,651	355,712
4.50%, 10/20/2043	286,217	307,802
4.50%, 4/20/2044	651,515	700,651
4.50%, 11/20/2044	1,875,256	2,015,596
4.50%, 12/20/2044	562,138	604,207
5.00%, 12/15/2038	415,609	460,931
5.00%, 4/15/2039	2,334,992	2,596,950
5.00%, 4/15/2039	3,401	3,782
5.00%, 5/15/2039	134,463	149,548
5.00%, 11/20/2041	1,852,545	2,046,038
5.00%, 11/20/2044	789,418	856,379
5.50%, 6/15/2038	553,054	619,019
5.50%, 7/15/2038	676,999	757,747
5.50%, 2/15/2039	112,935	126,405
6.00%, 1/15/2038	61,625	69,311
6.00%, 4/15/2038	334,968	376,591
6.00%, 6/15/2041	290,880	327,162
Tennessee Valley Authority
2.88%, 9/15/2024	300,000	306,354

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.63%, 9/15/2060	$14,000	$15,460
5.25%, 9/15/2039	450,000	565,473
7.13%, 5/1/2030	66,000	95,736

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $202,700,158)		205,315,400

U.S. TREASURY OBLIGATIONS — 36.4%
Treasury Bonds
2.50%, 2/15/2045	3,980,000	3,664,705
2.75%, 8/15/2042	2,151,000	2,098,365
2.75%, 11/15/2042	1,852,000	1,804,015
2.88%, 5/15/2043	2,800,000	2,792,048
2.88%, 8/15/2045	1,200,000	1,199,256
3.00%, 11/15/2044	1,314,000	1,342,093
3.13%, 11/15/2041	3,068,000	3,236,403
3.13%, 2/15/2042	2,232,000	2,349,738
3.13%, 2/15/2043	1,342,000	1,405,987
3.13%, 8/15/2044	2,578,000	2,698,367
3.38%, 5/15/2044	2,664,000	2,924,140
3.50%, 2/15/2039	700,000	790,097
3.63%, 8/15/2043	950,000	1,093,906
3.63%, 2/15/2044	1,282,000	1,474,428
3.75%, 8/15/2041	150,000	176,080
3.75%, 11/15/2043	4,012,000	4,724,371
3.88%, 8/15/2040	150,000	178,732
4.25%, 11/15/2040	150,000	189,192
4.38%, 11/15/2039	500,000	641,775
4.38%, 5/15/2040	2,750,000	3,530,835
4.38%, 5/15/2041	1,544,000	1,991,127
4.50%, 2/15/2036	150,000	196,707
4.50%, 8/15/2039	1,000,000	1,304,980
4.63%, 2/15/2040	1,000,000	1,329,410
4.75%, 2/15/2037	750,000	1,017,323
4.75%, 2/15/2041	500,000	678,260
5.25%, 11/15/2028	500,000	669,290
5.25%, 2/15/2029	250,000	335,680
5.38%, 2/15/2031	200,000	277,628
6.13%, 11/15/2027	2,200,000	3,122,966
6.25%, 8/15/2023	1,000,000	1,323,000
6.50%, 11/15/2026	800,000	1,147,496
6.88%, 8/15/2025	750,000	1,077,285
7.13%, 2/15/2023	1,000,000	1,372,110
7.25%, 8/15/2022	500,000	680,065
7.50%, 11/15/2016	1,015,000	1,095,144
8.13%, 8/15/2019 (a)	1,500,000	1,896,225
8.75%, 8/15/2020	1,080,000	1,456,294
8.88%, 8/15/2017	713,000	822,873
Treasury Notes
0.38%, 10/31/2016 (a)	2,500,000	2,499,300
0.50%, 11/30/2016	150,000	150,099
0.50%, 1/31/2017	150,000	150,069
0.50%, 2/28/2017	150,000	150,024
0.50%, 3/31/2017	150,000	149,984
0.50%, 4/30/2017	150,000	149,885
0.50%, 7/31/2017	150,000	149,720
0.63%, 10/15/2016	5,900,000	5,913,806
0.63%, 11/15/2016	5,775,000	5,788,283
0.63%, 12/15/2016	1,450,000	1,452,987
0.63%, 12/31/2016	1,450,000	1,452,813
0.63%, 2/15/2017	6,935,000	6,948,107
0.63%, 5/31/2017	950,000	950,751
0.63%, 6/30/2017	5,700,000	5,703,363
0.63%, 8/31/2017 (a)	549,000	548,978
0.63%, 9/30/2017	1,000,000	999,570
0.63%, 11/30/2017	992,000	990,234
0.63%, 4/30/2018	7,800,000	7,760,532
0.75%, 1/15/2017	1,750,000	1,756,475
0.75%, 3/15/2017	1,500,000	1,505,265
0.75%, 6/30/2017	150,000	150,411
0.75%, 10/31/2017	2,500,000	2,503,950
0.75%, 12/31/2017	4,805,000	4,807,355
0.75%, 2/28/2018	650,000	649,545
0.75%, 3/31/2018	4,425,000	4,418,805
0.88%, 11/30/2016	1,000,000	1,005,070
0.88%, 12/31/2016	4,900,000	4,924,647
0.88%, 1/31/2017	2,000,000	2,010,500
0.88%, 2/28/2017	2,250,000	2,262,217
0.88%, 4/15/2017	650,000	653,347
0.88%, 4/30/2017	2,500,000	2,512,900
0.88%, 5/15/2017	550,000	552,811
0.88%, 6/15/2017	500,000	502,455
0.88%, 7/15/2017	800,000	803,800
0.88%, 8/15/2017	1,000,000	1,004,670
0.88%, 10/15/2017	4,500,000	4,518,900
0.88%, 11/15/2017	150,000	150,542
0.88%, 1/15/2018	150,000	150,396
0.88%, 7/31/2019	1,250,000	1,236,287
1.00%, 10/31/2016	500,000	503,180
1.00%, 3/31/2017	4,650,000	4,683,620
1.00%, 9/15/2017	650,000	654,635
1.00%, 12/15/2017	150,000	150,940
1.00%, 2/15/2018	150,000	150,794
1.00%, 3/15/2018	500,000	502,590
1.00%, 5/31/2018	1,500,000	1,505,610
1.13%, 4/30/2020	150,000	148,700
1.25%, 10/31/2018	3,400,000	3,429,308
1.25%, 1/31/2019	1,970,000	1,983,041
1.25%, 1/31/2020	2,450,000	2,447,672
1.25%, 2/29/2020	1,900,000	1,896,295
1.38%, 7/31/2018	500,000	506,770
1.38%, 9/30/2018 (a)	1,638,000	1,659,441
1.38%, 11/30/2018	250,000	253,060
1.38%, 12/31/2018	300,000	303,399
1.38%, 2/28/2019	3,300,000	3,334,023
1.38%, 1/31/2020	14,800,000	14,860,384
1.38%, 2/29/2020	8,190,000	8,227,838
1.38%, 3/31/2020	4,250,000	4,263,260
1.38%, 4/30/2020	2,000,000	2,005,460
1.38%, 5/31/2020 (a)	150,000	150,300
1.50%, 8/31/2018	5,975,000	6,076,455
1.50%, 12/31/2018	6,700,000	6,803,715
1.50%, 1/31/2019	500,000	507,555
1.50%, 2/28/2019	500,000	507,310
1.50%, 3/31/2019	2,250,000	2,282,287
1.50%, 5/31/2019	1,000,000	1,013,500
1.50%, 10/31/2019	1,900,000	1,921,242
1.50%, 11/30/2019	2,985,000	3,016,969
1.50%, 1/31/2022	1,450,000	1,434,253
1.63%, 3/31/2019	642,000	653,877
1.63%, 4/30/2019	1,475,000	1,501,963
1.63%, 6/30/2019	6,500,000	6,615,569
1.63%, 7/31/2019	542,000	551,344

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

1.63%, 8/31/2019	$1,042,000	$1,059,964
1.63%, 12/31/2019	3,500,000	3,552,920
1.63%, 8/15/2022	1,972,000	1,955,770
1.63%, 11/15/2022	3,464,000	3,430,538
1.75%, 9/30/2019	1,375,000	1,404,246
1.75%, 10/31/2020	2,200,000	2,234,892
1.75%, 5/15/2022	3,966,000	3,973,734
1.75%, 5/15/2023	3,950,000	3,916,820
1.88%, 8/31/2017	1,700,000	1,739,950
1.88%, 9/30/2017	1,530,000	1,567,011
1.88%, 10/31/2017	500,000	512,285
2.00%, 7/31/2020	150,000	154,439
2.00%, 9/30/2020	150,000	154,349
2.00%, 11/30/2020	4,300,000	4,416,874
2.00%, 2/28/2021	150,000	153,780
2.00%, 5/31/2021	550,000	563,216
2.00%, 8/31/2021	450,000	460,084
2.00%, 10/31/2021	1,500,000	1,531,560
2.00%, 11/15/2021	900,000	918,684
2.00%, 2/15/2022	200,000	204,116
2.00%, 2/15/2023	8,970,000	9,089,032
2.13%, 8/31/2020	1,000,000	1,034,940
2.13%, 1/31/2021	150,000	154,833
2.13%, 6/30/2021	1,000,000	1,030,450
2.13%, 8/15/2021	3,202,000	3,296,555
2.13%, 9/30/2021	700,000	720,391
2.13%, 12/31/2021	200,000	205,434
2.13%, 5/15/2025	2,000,000	2,012,260
2.25%, 11/30/2017	2,500,000	2,582,100
2.25%, 3/31/2021	150,000	155,763
2.25%, 4/30/2021	1,000,000	1,038,090
2.25%, 7/31/2021	650,000	674,225
2.25%, 11/15/2024	3,244,000	3,304,922
2.38%, 7/31/2017	4,525,000	4,671,112
2.38%, 12/31/2020	2,678,000	2,800,010
2.38%, 8/15/2024	5,155,000	5,309,753
2.50%, 6/30/2017	150,000	154,985
2.50%, 8/15/2023	1,400,000	1,463,434
2.50%, 5/15/2024	7,675,000	7,995,508
2.63%, 4/30/2018 (a)	1,000,000	1,045,790
2.63%, 8/15/2020	3,200,000	3,386,752
2.63%, 11/15/2020	2,096,000	2,216,499
2.75%, 11/30/2016	3,205,000	3,291,022
2.75%, 5/31/2017	150,000	155,418
2.75%, 12/31/2017	150,000	156,754
2.75%, 2/28/2018	2,000,000	2,094,060
2.75%, 2/15/2019	2,000,000	2,111,900
2.75%, 11/15/2023	4,500,000	4,790,700
2.75%, 2/15/2024	7,228,000	7,682,352
3.00%, 2/28/2017	1,700,000	1,760,248
3.13%, 10/31/2016	2,750,000	2,830,135
3.13%, 1/31/2017	750,000	776,400
3.13%, 4/30/2017	150,000	156,109
3.13%, 5/15/2019 (g)	3,175,000	3,400,838
3.13%, 5/15/2021	1,404,000	1,522,680
3.25%, 12/31/2016	150,000	155,160
3.25%, 3/31/2017	150,000	156,152
3.38%, 11/15/2019	2,200,000	2,389,904
3.50%, 2/15/2018	2,250,000	2,394,180
3.50%, 5/15/2020	1,855,000	2,034,063
3.63%, 8/15/2019	500,000	546,155
3.63%, 2/15/2020	2,200,000	2,417,338
3.63%, 2/15/2021	3,484,000	3,865,707
3.75%, 11/15/2018	1,200,000	1,303,068
4.25%, 11/15/2017	150,000	161,197
4.63%, 11/15/2016	1,200,000	1,256,520
4.75%, 8/15/2017	1,125,000	1,211,377
5.95%, 3/19/2019	450,000	502,875

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $357,299,582)		363,973,990

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 3.8%
Fannie Mae:
2.17%, 4/1/2044	934,655	972,182
2.50%, 2/1/2030	1,380,923	1,409,038
2.50%, 5/1/2030	1,944,955	1,984,553
2.50%, 7/1/2030	651,132	664,388
3.00%, 8/1/2029	1,432,232	1,492,333
3.00%, 6/1/2030	1,387,175	1,445,644
3.00%, 9/1/2030	223,074	232,477
3.00%, 3/1/2035	668,141	687,711
3.00%, 12/1/2042	888,936	903,584
3.50%, 10/1/2025	354,746	375,247
3.50%, 5/1/2029	438,367	463,313
3.50%, 12/1/2040	1,467,847	1,534,765
3.50%, 1/1/2045	1,170,277	1,221,898
3.50%, 1/1/2045	935,111	976,191
3.50%, 4/1/2045	2,203,201	2,300,385
3.50%, 5/1/2045	1,468,947	1,533,743
3.50%, 8/1/2045	1,917,110	2,001,674
3.50%, 8/1/2045	2,284,441	2,385,209
4.00%, 12/1/2034	908,785	978,590
4.00%, 10/1/2044	858,205	915,877
4.00%, 12/1/2044	1,822,846	1,945,343
4.00%, 1/1/2045	391,377	417,887
4.00%, 3/1/2045	1,442,903	1,540,639
4.00%, 7/1/2045	1,834,245	1,958,489
4.50%, 4/1/2031	506,195	553,791
4.50%, 12/1/2043	1,200,513	1,301,590
5.00%, 1/1/2042	1,549,805	1,709,140
5.00%, 3/1/2042	1,611,920	1,777,641
5.00%, 7/1/2044	1,300,818	1,433,543
5.50%, 7/1/2041	955,315	1,066,656

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $38,207,690)		38,183,521

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.4%
Ginnie Mae:
3.00%, 12/20/2044	928,817	949,319
3.00%, 3/20/2045	999,353	1,021,264
3.00%, 4/20/2045	1,470,859	1,503,108
3.50%, 2/15/2042	1,721,234	1,806,938
3.50%, 4/15/2042	1,802,390	1,892,135
3.50%, 6/20/2042	1,600,887	1,683,539
3.50%, 12/20/2044	1,137,260	1,193,188
3.50%, 2/20/2045	917,051	962,137
3.50%, 4/20/2045	2,921,960	3,065,617
3.50%, 4/20/2045	2,832,337	2,971,587
3.50%, 6/20/2045	1,485,344	1,558,370
4.00%, 12/20/2044	1,648,044	1,756,118

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.00%, 2/20/2045	$1,175,399	$1,252,479
4.50%, 4/15/2040	1,577,721	1,723,799

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $23,305,792)		23,339,598

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.3%
Bank of America Commercial Mortgage, Inc. 5.73%, 6/10/2049 (d)	727,497	759,670
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	413,696
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	260,716
5.44%, 6/12/2047	479,528	495,146
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	364,096	376,442
Morgan Stanley Capital I:
5.51%, 11/12/2049 (d)	458,067	473,833
5.61%, 4/15/2049	29,700	29,625
WF-RBS Commercial Mortgage Trust 2.87%, 11/15/2045	200,000	202,539

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $2,488,736)		3,011,667

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26 5.47%, 1/12/2045 (d)	488,342	509,536
Citigroup Commercial Mortgage Trust 2012-GC8 3.02%, 9/10/2045	1,000,000	1,028,902
Citigroup Commercial Mortgage Trust 2013-GC15 1.38%, 9/10/2046	255,192	254,970
Citigroup Commercial Mortgage Trust 2014-GC25 3.37%, 10/10/2047	500,000	510,729
Commercial Mortgage Pass Through Certificates:
3.82%, 6/10/2047	500,000	529,474
3.96%, 2/10/2047	500,000	535,354
4.06%, 12/10/2044	1,500,000	1,608,574
Fannie Mae-Aces 3.51%, 12/25/2023 (d)	888,000	958,418
FHLMC Multifamily Structured Pass Through Certificates:
1.88%, 4/25/2022	631,756	640,341
3.24%, 9/25/2024	700,000	732,354
3.25%, 4/25/2023 (d)	1,750,000	1,851,465
3.40%, 7/25/2019	381,989	398,025
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 5.34%, 5/15/2047	716,691	739,314
JPMBB Commercial Mortgage Securities Trust 2014-C22 3.80%, 9/15/2047	1,500,000	1,578,020
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 3.14%, 12/15/2047	500,000	513,745
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 1.87%, 11/15/2045	800,000	804,616
UBS-Barclays Commercial Mortgage Trust 2013-C5 3.18%, 3/10/2046	1,000,000	1,026,268
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 5.34%, 11/15/2048	750,000	774,556

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $15,134,258)		14,994,661

ASSET-BACKED SECURITIES — 0.6%
AUTOMOBILES — 0.3%
AmeriCredit Automobile Receivables 2014-3:
1.15%, 6/10/2019	400,000	399,501
2.58%, 9/8/2020	1,000,000	1,007,624
Capital Auto Receivables Asset Trust 2015-3 1.97%, 1/21/2020	500,000	502,982
Santander Drive Auto Receivables Trust 2012-3 3.64%, 5/15/2018	675,000	689,815

		2,599,922

CREDIT CARD RECEIVABLES — 0.3%
Capital One Multi-Asset Execution Trust 1.48%, 7/15/2020	200,000	200,762
Chase Issuance Trust 1.59%, 2/18/2020	500,000	504,976
Citibank Credit Card Issuance Trust:
5.35%, 2/7/2020	525,000	575,093
6.15%, 6/15/2039	250,000	338,762
Discover Card Execution Note Trust:
2.12%, 12/15/2021	500,000	510,061
5.65%, 3/16/2020	300,000	326,388
GE Capital Credit Card Master Note Trust Series 2012-6 Class A 1.36%, 8/17/2020	500,000	500,470

		2,956,512

TOTAL ASSET-BACKED SECURITIES —
(Cost $5,549,568)		5,556,434

MUNICIPAL BONDS & NOTES — 0.7%
CALIFORNIA — 0.1%
California, Bay Area Toll Authority Revenue 7.04%, 4/1/2050	50,000	68,863
California, State General Obligation:
7.30%, 10/1/2039	500,000	692,755
7.55%, 4/1/2039	225,000	324,090

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	$150,000	$197,973
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	45,000	59,940
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	60,653
University of California:
4.13%, 5/15/2045	300,000	295,662
4.77%, 5/15/2115	75,000	70,525
4.86%, 5/15/2112	150,000	142,417

		1,912,878

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	110,842
Connecticut, State Special Tax Obligation Revenue 5.46%, 11/1/2030	120,000	141,428

		252,270

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	281,542
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	224,198

		505,740

ILLINOIS — 0.1%
City of Chicago IL:
7.38%, 1/1/2033	35,000	35,806
7.75%, 1/1/2042	50,000	50,065
Illinois, State General Obligation:
5.10%, 6/1/2033	320,000	299,776
5.65%, 12/1/2038	5,000	4,734
7.35%, 7/1/2035	250,000	269,312

		659,693

KANSAS — 0.0% (b)
Kansas Development Finance Authority 4.93%, 4/15/2045	50,000	48,065

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	113,798

MISSISSIPPI — 0.0% (b)
Mississippi, State General Obligation Series F 5.25%, 11/1/2034	100,000	114,990

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	104,182
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	336,522
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	93,769

		534,473

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	272,175
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	120,375
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	100,650
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	194,658
Port Authority of New York & New Jersey 5.86%, 12/1/2024	250,000	306,008

		993,866

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	100,000	113,397
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	200,000	238,832
8.08%, 2/15/2050	300,000	436,350

		788,579

OREGON — 0.0% (b)
Oregon School Boards Association 5.68%, 6/30/2028	100,000	120,986

PENNSYLVANIA — 0.1%
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	99,000	107,530
Pennsylvania, State General Obligation 5.45%, 2/15/2030	440,000	504,495
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	88,794

		700,819

TEXAS — 0.0% (b)
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	68,430
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	98,129
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	110,000	125,855

		292,414

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	$150,000	$179,479

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $6,919,525)		7,218,050

	Shares
SHORT TERM INVESTMENTS — 6.4%
MONEY MARKET FUNDS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (h)(i)	52,090,302	52,090,302
State Street Navigator Securities Lending Prime Portfolio (h)(j)	12,227,944	12,227,944

TOTAL SHORT TERM INVESTMENTS — (k)
(Cost $64,318,246)		64,318,246

TOTAL INVESTMENTS — 105.4% (l)
(Cost $1,045,643,900)		1,054,342,561
OTHER ASSETS & LIABILITIES — (5.4)%		(54,350,977)

NET ASSETS — 100.0%		$999,991,584

(a)	All or a portion of the security was on loan at September 30, 2015.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security — Rate shown is rate in effect at September 30, 2015. Maturity date shown is the final maturity.
(e)	Non-income producing security.
(f)	When-issued security
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Investments of cash collateral for securities loaned.
(k)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(l)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced
ULC = Unlimited Liability Corporation

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.5%
ALABAMA — 0.4%
Alabama, State General Obligation Series A 5.00%, 8/1/2022	$3,465,000	$4,191,091
Birmingham, AL, Waterworks Board Revenue:
Series A 5.00%, 1/1/2028	160,000	182,558
5.00%, 1/1/2041	200,000	218,034
Series A 5.00%, 1/1/2042	200,000	221,168
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	494,200
University of Alabama, General Revenue Series D-2 5.00%, 10/1/2037	230,000	258,120

		5,565,171

ARIZONA — 1.9%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A 5.00%, 12/1/2031	12,000,000	13,956,360
Arizona, State Transportation Board, Highway Revenue:
Series A 5.00%, 7/1/2018	2,500,000	2,779,525
Series A 5.00%, 7/1/2036	1,000,000	1,138,000
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,135,740
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue:
5.00%, 7/1/2025	700,000	823,683
5.00%, 7/1/2029	400,000	472,884
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
Series B 5.00%, 7/1/2026	1,000,000	1,213,490
Series B 5.00%, 7/1/2027	1,435,000	1,728,759
Series A 5.00%, 7/1/2039	3,325,000	3,799,743

		28,048,184

ARKANSAS — 0.1%
Arkansas, State General Obligation 5.00%, 6/15/2021	125,000	148,715
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	579,102

		727,817

CALIFORNIA — 19.3%
Bakersfield, CA, Wastewater Revenue:
Series A 5.00%, 9/15/2029	5,000,000	6,026,050
Series A 5.00%, 9/15/2031	1,000,000	1,141,060
Series A 5.00%, 9/15/2032	2,000,000	2,280,100
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	350,000	410,561
Series B 5.00%, 6/1/2027	1,000,000	1,275,820
Series B 5.00%, 6/1/2029	900,000	1,150,497
California, State Department of Veterans Affairs Home, Purchase Revenue Series A 3.88%, 12/1/2028	630,000	659,799
California, State Department of Water Resources Center Valley Project, Revenue:
5.00%, 12/1/2018	605,000	683,813
Series AS 5.00%, 12/1/2024	260,000	326,687
California, State Educational Facilities, Authority Revenue:
Series U-2 5.00%, 10/1/2032	500,000	651,075
Series U-3 5.00%, 6/1/2043	855,000	1,111,731
Series U-6 5.00%, 5/1/2045	100,000	130,586
5.25%, 4/1/2040	2,380,000	3,199,053
California, State General Obligation:
5.00%, 3/1/2018	3,250,000	3,582,767
5.00%, 8/1/2018	12,490,000	13,950,830
5.00%, 8/1/2021	4,000,000	4,775,200
5.00%, 10/1/2022	1,445,000	1,746,326
5.00%, 10/1/2022	2,720,000	3,287,202
5.00%, 11/1/2023	3,900,000	4,764,864
5.00%, 3/1/2024	1,875,000	2,295,187
5.00%, 8/1/2024	15,700,000	19,320,263
5.00%, 9/1/2024	200,000	243,506
5.00%, 3/1/2026	1,000,000	1,218,660
5.00%, 10/1/2029	2,675,000	2,921,448
5.00%, 8/1/2035	8,000,000	9,256,240
5.00%, 8/1/2045	3,780,000	4,298,200
California, State Public Works Board, Lease Revenue:
Series F 5.00%, 10/1/2018	350,000	394,107
Series G 5.00%, 12/1/2024	215,000	260,492
California, State University Revenue Series A 5.00%, 11/1/2021	2,500,000	3,014,050
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	587,215
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	2,530,000	2,703,330
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	1,890,073
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2024	295,000	341,861
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	6,550,000	7,424,425
East Bay, CA, Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2022	115,000	139,671
Series A 5.00%, 6/1/2028	1,905,000	2,333,225
Series A 5.00%, 6/1/2029	5,035,000	6,113,547
East Side, CA, Union High School District, Santa Clara County, General Obligation Series B 5.00%, 8/1/2031	7,030,000	8,237,754
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	3,200,000	3,664,928

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	$2,000,000	$2,235,880
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	250,000	292,730
Los Angeles, CA, Community College District, General Obligation:
Series F 4.00%, 8/1/2032	3,380,000	3,570,497
Series C 5.00%, 6/1/2026	2,090,000	2,640,840
Los Angeles, CA, Department of Water & Power Revenue:
Series B 5.00%, 7/1/2019	320,000	367,491
Series A 5.00%, 7/1/2020	7,400,000	8,684,048
Series D 5.00%, 7/1/2022	185,000	224,368
Series D 5.00%, 7/1/2033	1,000,000	1,160,200
Series A 5.00%, 7/1/2036	5,000,000	5,652,000
Series A 5.00%, 7/1/2039	1,000,000	1,143,610
Series D 5.00%, 7/1/2039	3,875,000	4,415,562
Series B 5.00%, 7/1/2043	775,000	869,907
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	4,000,000	4,815,920
Los Angeles, CA, Harbor Department Revenue Series B 5.00%, 8/1/2039	2,050,000	2,334,970
Los Angeles, CA, Redevelopment Authority, Tax Allocation Series C 5.25%, 12/1/2025 (a)	3,505,000	4,305,402
Los Angeles, CA, Unified School District, General Obligation:
Series A 5.00%, 7/1/2021	2,500,000	2,985,450
Series B 5.00%, 7/1/2021	2,500,000	2,985,450
Series C 5.00%, 7/1/2021	2,500,000	2,985,450
Series D 5.00%, 7/1/2021	2,500,000	2,985,450
Series A 5.00%, 7/1/2023	6,500,000	7,943,585
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2032	500,000	569,935
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,696,000
Marin, CA, Water District Financing Authority Revenue Series A 5.00%, 7/1/2044	500,000	560,580
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	5,215,508
Orange County, CA, Sanitation District Wastewater Revenue:
Series A 3.00%, 2/1/2031	400,000	392,264
Series A 5.00%, 2/1/2035	1,955,000	2,287,409
Riverside County, CA, Transportation Commission, Sales Tax Revenue Series A 5.25%, 6/1/2031	150,000	178,574
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043 (b)	1,160,000	816,779
San Bernardino, CA, Community College District Series A 5.00%, 8/1/2029	1,000,000	1,164,230
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A 5.00%, 4/1/2029	700,000	833,693
Series A 5.00%, 4/1/2037	225,000	258,685
San Diego County, CA, Regional, Transportation Commission, Sales Tax Revenue Series A 5.00%, 4/1/2039	155,000	177,205
San Diego, CA, Community College District 5.00%, 8/1/2043	1,820,000	2,049,065
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	1,200,000	1,392,480
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A 5.00%, 7/1/2030	500,000	585,515
Series A 5.00%, 7/1/2032	1,000,000	1,157,480
Series A 5.00%, 7/1/2036	500,000	568,095
San Francisco, CA, City & County Public Utilities Commission Series B 5.00%, 10/1/2026	1,110,000	1,316,638
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C 4.00%, 11/1/2032	750,000	779,880
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	10,896,433
SubSeries A 5.00%, 11/1/2024	2,400,000	2,885,760
Series A 5.00%, 11/1/2030	6,000,000	7,111,020
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,421,544
San Jose, CA, Financing Authority Revenue:
Series A 5.00%, 6/1/2028	1,435,000	1,682,408
Series A 5.00%, 6/1/2039	400,000	449,108
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	150,000	167,268
San Mateo County, CA, Transportation Authority Revenue Series A 5.00%, 6/1/2022	750,000	913,012
Santa Clara County, CA, General Obligation:
Series B 3.25%, 8/1/2035	750,000	721,253
Series B 5.00%, 8/1/2022	100,000	122,034
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	1,650,000	1,711,347
Southern, CA, Public Power Authority Revenue 5.25%, 7/1/2030	500,000	580,025
University of California, Revenue:
Series AF 5.00%, 5/15/2019	3,335,000	3,818,442
Series A 5.00%, 11/1/2019	150,000	173,819
Series AB 5.00%, 5/15/2025	2,635,000	3,092,278
Series AO 5.00%, 5/15/2025	6,500,000	8,119,865

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Series AM 5.00%, 5/15/2027	$565,000	$682,074
Series A 5.00%, 11/1/2030	4,750,000	5,594,502
Series AI 5.00%, 5/15/2032	200,000	230,560
Series A 5.00%, 11/1/2032	1,135,000	1,321,946
5.00%, 5/15/2033	10,000,000	11,483,600
Series AI 5.00%, 5/15/2034	740,000	845,968
Series S 5.00%, 5/15/2040	1,000,000	1,097,000
Series AM 5.00%, 5/15/2049	1,000,000	1,122,510
Ventura County, CA, Public Financing Authority, Lease Revenue Series A 5.00%, 11/1/2030	640,000	734,624

		287,389,428

COLORADO — 1.8%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	2,750,000	3,328,023
Boulder Valley, CO, School District No 2, General Obligation 5.00%, 12/1/2040	3,085,000	3,531,955
Colorado, State Board of Governors University Enterprise System Revenue:
Series A 5.00%, 3/1/2031	2,000,000	2,462,600
Series A 5.00%, 3/1/2033	895,000	1,103,508
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H 3.25%, 3/15/2035	500,000	483,845
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation Series A 5.00%, 11/1/2024	105,000	128,961
Denver, CO, City & County School District No 1, General Obligation Series B 5.00%, 12/1/2027	11,000,000	13,307,690
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 3.00%, 4/1/2029	650,000	638,651
Regional, CO, Transportation District, Sales Tax Revenue Series A 5.00%, 11/1/2028	1,600,000	1,969,264
University of Colorado, Enterprise System Revenue Series A 5.00%, 6/1/2035	190,000	218,302

		27,172,799

CONNECTICUT — 1.5%
Connecticut, State General Obligation:
Series C 5.00%, 7/15/2022	8,460,000	10,025,608
Series F 5.00%, 11/15/2024	1,000,000	1,211,620
Series D 5.00%, 11/1/2025	285,000	335,439
Series F 5.00%, 11/15/2026	1,275,000	1,520,641
Series D 5.00%, 6/15/2031	360,000	412,650
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A 5.00%, 4/1/2033	1,750,000	1,895,495
University of Connecticut, Revenue:
Series A 5.00%, 2/15/2025	5,200,000	6,009,224
Series A 5.00%, 11/15/2028	115,000	134,273

		21,544,950

DELAWARE — 0.7%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	2,968,843
Series B 5.00%, 7/1/2018	700,000	780,696
5.00%, 3/1/2020	350,000	408,212
New Castle County, DE, General Obligation:
5.00%, 10/1/2021	1,030,000	1,236,402
5.00%, 10/1/2038	3,815,000	4,458,590

		9,852,743

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, General Obligation:
Series A 5.00%, 6/1/2022	130,000	155,530
Series A 5.00%, 6/1/2038	4,000,000	4,583,120
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2035	2,500,000	2,592,875
Series C 4.00%, 12/1/2037	1,000,000	1,032,010
Series A 5.00%, 12/1/2016	7,000,000	7,370,790
Series A 5.00%, 12/1/2023	1,235,000	1,480,839
Series A 5.00%, 12/1/2036	590,000	664,682
Series C 5.00%, 12/1/2037	500,000	562,235

		18,442,081

FLORIDA — 3.6%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	506,664
Florida, State Board of Education Series D 5.00%, 6/1/2022	360,000	426,996
Florida, State Board of Education, Capital Outlay Series B 5.00%, 6/1/2025	2,000,000	2,380,340
Florida, State Board of Education, Capital Outlay, General Obligation:
Series E 5.00%, 6/1/2019	8,400,000	9,583,476
Series A 5.00%, 6/1/2024	3,000,000	3,709,290
Florida, State Department of Management Services, Certificates of Participation Series A 5.00%, 8/1/2021	265,000	313,598
Florida, State General Obligation Series B 5.00%, 7/1/2019	2,300,000	2,629,475
Hillsborough County, FL, School Board, Certificates of Participation Series A 5.00%, 7/1/2029	810,000	928,349
Jacksonville, FL, Special Revenue:
Series C 5.00%, 10/1/2021	190,000	224,491
Series C 5.00%, 10/1/2024	315,000	376,123
Series C 5.00%, 10/1/2031	135,000	154,286
Jacksonville, FL, Transit Revenue Series A 5.00%, 10/1/2026	1,950,000	2,290,879
JEA, FL, Water & Sewer System Revenue Series B 5.00%, 10/1/2034	170,000	192,590

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Miami-Dade County, FL, General Obligation 5.00%, 7/1/2027	$1,250,000	$1,436,400
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	497,535
5.00%, 7/1/2037	5,385,000	6,016,553
Orange County, FL, Sales Tax Revenue Series C 5.00%, 1/1/2020	735,000	849,094
Orange County, FL, School Board, Certificates of Participation Series C 5.00%, 8/1/2029	6,635,000	7,799,642
Orange County, FL, Tourist Development Tax Revenue 5.00%, 10/1/2022	5,750,000	6,874,010
Orlando County, FL, Contract Tourist Development Series A 5.00%, 11/1/2044	1,100,000	1,227,303
Orlando County, FL, Contract Tourist Development Tax Payments Revenue Series A 5.25%, 11/1/2031	400,000	467,576
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2024	800,000	956,256
Tallahassee, FL, Energy System Revenue 5.00%, 10/1/2031	2,000,000	2,300,660
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	919,387

		53,060,973

GEORGIA — 2.2%
Atlanta, GA, General Obligation 5.00%, 12/1/2022	4,265,000	5,164,617
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,780,000	1,880,623
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	4,400,000	4,735,720
Georgia, State General Obligation:
Series A-1 5.00%, 2/1/2017	100,000	106,032
Series C 5.00%, 7/1/2019	6,900,000	7,915,749
Series A 5.00%, 2/1/2027	5,000,000	6,188,250
Georgia, State Private Colleges & Universities Authority Revenue Series A 5.00%, 9/1/2041	5,965,000	6,761,387

		32,752,378

HAWAII — 0.8%
City & County of Honolulu, HI, General Obligation:
Series A 5.00%, 10/1/2017	1,240,000	1,345,127
Series B 5.00%, 10/1/2018	770,000	862,408
Series A 5.00%, 11/1/2022	100,000	120,790
Series B 5.00%, 12/1/2023	150,000	175,543
Series B 5.00%, 12/1/2026	150,000	174,977
Series A 5.00%, 10/1/2029	475,000	571,012
Series B 5.00%, 10/1/2029	485,000	583,033
Series A 5.00%, 10/1/2037	700,000	811,545
Series A 5.00%, 10/1/2038	2,250,000	2,600,167
Series A 5.25%, 8/1/2034	1,500,000	1,741,560
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	955,000	1,006,159
Series EH 5.00%, 8/1/2020	105,000	122,779
Series EA 5.00%, 12/1/2022	180,000	215,037
Series EA 5.00%, 12/1/2023	250,000	297,695
Series DZ 5.00%, 12/1/2024	100,000	118,693
Series DZ 5.00%, 12/1/2026	200,000	235,852
Series DZ 5.00%, 12/1/2029	990,000	1,156,191

		12,138,568

ILLINOIS — 1.8%
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	527,310
Chicago, IL, Waterworks Revenue 5.00%, 11/1/2027	1,295,000	1,374,863
Cook County, IL, Community College District No. 508, General Obligation 5.25%, 12/1/2043	5,000,000	5,511,450
Illinois Finance Authority 5.00%, 10/1/2029	125,000	145,748
Illinois, State Finance Authority Revenue:
Series A 5.00%, 10/1/2030	1,250,000	1,427,287
Series A 5.00%, 10/1/2051	5,020,000	5,412,413
Illinois, State General Obligation:
Series A 4.00%, 4/1/2031	1,500,000	1,544,040
5.00%, 1/1/2018 (a)	595,000	631,854
Illinois, State Toll Highway Authority Revenue:
Series A 5.00%, 1/1/2035	1,345,000	1,476,568
Series B 5.00%, 1/1/2037	5,000,000	5,517,450
Series B 5.00%, 1/1/2038	1,000,000	1,096,750
Illinois, University of Chicago, Finance Authority Revenue Series A 4.00%, 10/1/2032	955,000	1,001,117
Metropolitan Pier & Exposition Authority, IL, Revenue Series B 5.00%, 12/15/2028	400,000	436,260
Schaumburg, IL, General Obligation Series A 4.00%, 12/1/2032	850,000	883,507

		26,986,617

INDIANA — 0.2%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue Series A 4.00%, 8/1/2030	2,325,000	2,464,454
Indianapolis, IN, Local Public Improvement Bond Bank Revenue Series F 5.00%, 1/1/2040 (a)	720,000	794,383

		3,258,837

IOWA — 0.0% (c)
Iowa, State Finance Authority Revenue 5.00%, 8/1/2021	125,000	148,918
Iowa, State Special Obligation Series A 4.00%, 6/1/2034	370,000	390,568

		539,486

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue Series B 5.00%, 9/1/2019	$225,000	$259,013
Kansas, State Development Finance Authority Revenue Series G 5.00%, 4/1/2029	1,600,000	1,824,720
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation 4.00%, 8/1/2044	500,000	507,745

		2,591,478

KENTUCKY — 0.4%
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	200,000	203,078
Kentucky, State Property & Buildings Commission Revenue Series A 5.00%, 11/1/2017	375,000	406,009
Kentucky, State Turnpike Authority, Economic Development Road Revenue Series B 5.00%, 7/1/2022	2,565,000	3,058,506
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue:
Series B 4.00%, 5/15/2037	645,000	662,892
Series A 5.00%, 5/15/2034	700,000	797,314
University of Kentucky, General Receipts Revenue Series A 4.00%, 4/1/2044	800,000	812,672

		5,940,471

LOUISIANA — 2.1%
East Baton Rouge, LA, Sewer Commission Revenue Series B 5.00%, 2/1/2039	3,335,000	3,760,946
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1 5.00%, 5/1/2023	250,000	296,478
Series B 5.00%, 5/1/2025	1,000,000	1,169,050
Series A-1 5.00%, 5/1/2027	135,000	158,011
Louisiana, State General Obligation:
Series C 5.00%, 8/1/2023	2,000,000	2,395,580
5.00%, 5/1/2024	8,105,000	9,791,569
Series D-1 5.00%, 12/1/2024	2,000,000	2,430,580
Series A 5.00%, 2/1/2027	3,570,000	4,195,678
Series A 5.00%, 2/1/2028	1,000,000	1,167,930
Series D-1 5.00%, 12/1/2028	850,000	1,005,346
Louisiana, State Highway Improvement Revenue:
Series A 5.00%, 6/15/2019	900,000	1,026,720
Series A 5.00%, 6/15/2022	150,000	179,201
Louisiana, State Public Facilities Authority Revenue 5.00%, 6/1/2022	2,765,000	3,254,930

		30,832,019

MAINE — 0.1%
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2026	1,190,000	1,444,553

MARYLAND — 3.6%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2023	5,700,000	6,941,346
Baltimore, MD, General Obligation Series B 5.00%, 10/15/2019	280,000	321,952
Baltimore, MD, Project Revenue Series A 5.00%, 7/1/2041	790,000	871,378
County of Montgomery MD 5.00%, 7/1/2017	490,000	527,769
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 5/1/2017	1,000,000	1,070,220
Maryland, State General Obligation:
Series A 3.00%, 3/1/2026	500,000	517,105
Series B 3.00%, 8/1/2028	1,300,000	1,323,309
Series A 4.00%, 3/1/2027	4,400,000	4,903,404
Series B 5.00%, 3/15/2017	1,900,000	2,024,317
Series B 5.00%, 8/1/2017	540,000	583,610
Series A 5.00%, 8/1/2018	700,000	781,872
Series C 5.00%, 8/1/2018	1,100,000	1,228,656
Series B 5.00%, 3/15/2019	125,000	142,115
Series 2-C 5.00%, 8/1/2021	16,375,000	19,578,769
Series A 5.00%, 3/1/2024	1,000,000	1,192,520
Series B 5.00%, 8/1/2024	140,000	160,607
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B 4.25%, 7/1/2041	5,000,000	5,265,950
Prince George’s County, MD, General Obligation:
Series A 4.00%, 9/1/2026	1,500,000	1,696,515
Series A 5.00%, 3/1/2019	2,060,000	2,341,891
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,147,500

		53,620,805

MASSACHUSETTS — 3.6%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	486,576
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series A 4.00%, 7/1/2017	755,000	800,421
Massachusetts, Bay Transportation Authority, Revenue Series A 4.00%, 7/1/2037	1,270,000	1,309,307
Massachusetts, Development Finance Agency, Revenue Series S 5.00%, 7/1/2024	2,570,000	3,107,875
Massachusetts, School Building Authority, Sales Tax Revenue:
Series A 5.00%, 8/15/2021	115,000	137,358
Series B 5.00%, 10/15/2032	500,000	582,310

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Massachusetts, State College Building Authority Revenue:
Series C 3.00%, 5/1/2032	$710,000	$673,016
Series A 5.00%, 5/1/2033	7,055,000	8,117,695
Massachusetts, State Federal Highway Series A 5.00%, 6/15/2023	400,000	481,776
Massachusetts, State General Obligation:
Series C 3.00%, 8/1/2016	5,000,000	5,114,550
Seried D 4.00%, 10/1/2028	200,000	216,128
Series A 4.00%, 12/1/2032	2,465,000	2,615,340
Series C 5.00%, 8/1/2020	400,000	468,748
Series D 5.00%, 10/1/2022	2,000,000	2,405,860
Series E 5.00%, 9/1/2023	125,000	151,405
Series B 5.00%, 8/1/2025	5,100,000	5,932,422
Series D 5.00%, 10/1/2026	560,000	667,615
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	445,212
Massachusetts, State School Building Authority Revenue Series B 5.00%, 10/15/2035	965,000	1,107,357
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B 4.00%, 8/15/2017	200,000	212,758
Series B 5.00%, 8/15/2018	5,000,000	5,617,050
Series A 5.00%, 5/15/2032	400,000	462,308
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2022	150,000	178,184
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2019	3,600,000	4,137,192
5.00%, 8/1/2024	480,000	560,539
Massachusetts, State Water Resources Authority Revenue Series B 5.00%, 8/1/2026	5,830,000	6,907,384
University of Massachusetts, Building Authority, Project Revenue Series 1 5.00%, 11/1/2039	600,000	681,672

		53,578,058

MICHIGAN — 0.6%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	534,325
5.25%, 11/1/2035	550,000	594,627
Michigan, State Building Authority Revenue Series I 5.00%, 4/15/2019	4,000,000	4,511,640
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2016	130,000	134,536
Series A 5.00%, 1/1/2017	600,000	633,918
Series A 5.00%, 7/1/2018	1,000,000	1,113,260
Series B 5.00%, 7/1/2020	350,000	399,031
5.00%, 10/1/2024	125,000	150,068
5.00%, 10/1/2032	125,000	145,011

		8,216,416

MINNESOTA — 1.9%
Farmington, MN, Independent School District, General Obligation Series A 3.00%, 2/1/2024	750,000	787,245
Minnesota, State General Obligation:
Series B 4.00%, 8/1/2025	500,000	574,825
Series A 5.00%, 10/1/2015	10,000	10,000
Series B 5.00%, 3/1/2018	2,675,000	2,942,125
Series A 5.00%, 10/1/2018	10,000	11,244
Series D 5.00%, 8/1/2019	2,275,000	2,611,700
Series A 5.00%, 8/1/2020	1,610,000	1,888,369
Series D 5.00%, 8/1/2022	1,355,000	1,583,047
Series F 5.00%, 10/1/2022	125,000	151,983
Series A 5.00%, 8/1/2023	4,465,000	5,394,256
Series B 5.00%, 3/1/2028	5,000,000	5,796,450
University of Minnesota, Revenue:
Series A 5.00%, 12/1/2018	2,750,000	3,095,400
Series A 5.25%, 12/1/2027	1,300,000	1,539,551
Western Minnesota, Municipal Power Agency Revenue Series A 5.00%, 1/1/2036	2,000,000	2,272,780

		28,658,975

MISSISSIPPI — 0.6%
Mississippi, State General Obligation:
Series C 5.00%, 10/1/2026	4,000,000	4,906,880
Series A 5.00%, 10/1/2036	3,000,000	3,398,700

		8,305,580

MISSOURI — 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond 5.00%, 10/1/2028	1,320,000	1,466,005
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series B 5.00%, 5/1/2038	5,000,000	5,665,550
Series B 5.00%, 5/1/2043	450,000	504,720
Missouri, State Board of Public Buildings, Special Obligation:
Series A 1.00%, 10/1/2026	965,000	800,854
Series A 4.00%, 10/1/2023	900,000	995,886
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A 5.00%, 5/1/2018	945,000	1,045,841
Series A 5.00%, 5/1/2024	1,075,000	1,336,977

		11,815,833

NEBRASKA — 0.7%
Omaha, NE, Public Power District Electric Revenue Series B 5.00%, 2/1/2021	850,000	1,003,051
Omaha, NE, Sanitation Sewer Revenue:
4.00%, 11/15/2042	400,000	411,212
5.00%, 11/15/2034	7,000,000	8,084,510
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,119,220

		10,617,993

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

NEVADA — 0.7%
Clark County, NV, General Obligation 5.00%, 11/1/2032	$1,000,000	$1,163,510
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	3,195,000	3,626,453
Series B 5.00%, 6/1/2042	5,625,000	6,273,787

		11,063,750

NEW JERSEY — 1.0%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	15,000	16,362
Series A 4.00%, 9/1/2022	50,000	54,541
Series A 4.00%, 9/1/2022	3,135,000	3,389,562
Series A 4.00%, 9/1/2027	20,000	21,816
Series A 4.00%, 9/1/2027	30,000	32,724
Series A 4.00%, 9/1/2027	40,000	43,632
Series A 4.00%, 9/1/2027	75,000	81,811
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	9,630,000	10,637,587
New Jersey, State Educational Facilities Authority Revenue Series B 5.00%, 7/1/2032	265,000	310,244

		14,588,279

NEW MEXICO — 0.5%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2022	3,250,000	3,920,865
Series A 5.00%, 7/1/2023	115,000	139,710
Series B 5.00%, 7/1/2023	110,000	132,760
New Mexico, State Finance Authority Transportation Revenue 5.00%, 6/15/2017	3,000,000	3,223,230
New Mexico, State Severance Tax Revenue Series A 5.00%, 7/1/2020	250,000	284,628

		7,701,193

NEW YORK — 18.9%
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	2,000,000	2,213,180
Erie County, NY, Industrial Development Agency Revenue Series A 5.25%, 5/1/2029	1,390,000	1,624,674
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A 5.00%, 10/1/2028	3,450,000	4,131,306
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2036	6,660,000	6,994,199
4.25%, 7/15/2040	1,000,000	1,057,500
4.50%, 7/15/2031	2,000,000	2,184,780
4.50%, 7/15/2036	850,000	915,365
5.00%, 12/15/2026	180,000	216,052
Series 190 5.00%, 5/1/2032	1,075,000	1,225,328
Series 179 5.00%, 12/1/2043	1,100,000	1,242,780
Series 189 5.00%, 5/1/2045	4,000,000	4,543,600
New York, NY, City Municipal Water Finance Authority:
Series AA 4.00%, 6/15/2044	6,420,000	6,614,847
5.00%, 6/15/2026	3,200,000	3,759,360
Series EE 5.00%, 6/15/2045	590,000	660,511
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series EE 4.00%, 6/15/2039	2,055,000	2,115,766
Series GG 5.00%, 6/15/2019	5,595,000	6,119,251
Series FF 5.00%, 6/15/2031	755,000	885,336
Series HH 5.00%, 6/15/2037	5,000,000	5,735,850
Series CC 5.00%, 6/15/2047	450,000	500,621
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	549,435
SubSeries B-1 5.00%, 8/1/2034	2,500,000	2,870,325
5.50%, 11/1/2035	4,545,000	5,390,597
New York, NY, City Transitional Finance Authority, Building Aid Revenue Series S-1 5.00%, 7/15/2028	1,025,000	1,193,541
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
SubSeries D 3.00%, 11/1/2027	320,000	326,554
Series A 5.00%, 11/1/2016	320,000	335,981
SubSeries F-1 5.00%, 2/1/2018	130,000	142,536
SubSeries F-1 5.00%, 2/1/2018	45,000	49,394
Series F-1 5.00%, 5/1/2021	500,000	591,155
SubSeries F-1 5.00%, 2/1/2030	770,000	888,026
Series F-1 5.00%, 5/1/2030	200,000	231,044
SubSeries D-1 5.00%, 2/1/2036	1,745,000	1,979,650
SubSeries A-1 5.00%, 11/1/2038	3,160,000	3,578,574
SubSeries E-1 5.00%, 2/1/2042	500,000	559,625
SubSeries B-1 5.00%, 8/1/2042	7,000,000	7,875,560
SubSeries D-1 5.25%, 11/1/2027	1,120,000	1,265,466
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series BB 4.63%, 6/15/2046	6,750,000	7,206,367
Series CC-1 5.00%, 6/15/2047	5,500,000	6,148,560
New York, NY, General Obligation:
Series B 5.00%, 8/1/2017	600,000	647,652
Series E 5.00%, 8/1/2017	1,900,000	2,050,898
SubSeries 1 5.00%, 8/1/2017	300,000	323,826
Series B 5.00%, 8/1/2018	130,000	144,819
Series A-1 5.00%, 10/1/2018	5,000,000	5,596,900
Series A-1 5.00%, 10/1/2019	5,000,000	5,733,650
Series J 5.00%, 8/1/2020	16,000,000	18,619,680
Series B 5.00%, 8/1/2022	140,000	165,333
Series I 5.00%, 8/1/2022	200,000	239,348
Series B 5.00%, 8/1/2024	2,535,000	3,012,340
Series F-1 5.00%, 6/1/2025	750,000	919,320
Series I SubSeries 1-I 5.00%, 3/1/2027	1,385,000	1,637,943
Series A-1 5.00%, 8/1/2027	120,000	140,192
SubSeries A-1 5.00%, 10/1/2028	435,000	507,980
5.00%, 8/1/2029	3,000,000	3,495,000
Series I 5.00%, 8/1/2029	4,025,000	4,677,050

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

SubSeries D-1 5.00%, 10/1/2032	$125,000	$142,430
SubSeries F-1 5.00%, 3/1/2037	1,475,000	1,658,092
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	4,500,000	5,157,045
5.63%, 1/15/2046	1,000,000	1,132,940
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A Zero Coupon, 11/15/2030 (b)	2,960,000	1,757,411
Series A 5.00%, 11/15/2031	1,295,000	1,499,209
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,501,374
New York, NY, Sales Tax Asset Receivable Corp. Series A 5.00%, 10/15/2026	6,000,000	7,357,680
New York, NY, Sales Tax Asset Receivables Corp. Series A 5.00%, 10/15/2021	9,720,000	11,655,058
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (b)	1,850,000	1,271,542
Series B Zero Coupon, 11/15/2029 (b)	735,000	461,845
Series A 4.00%, 11/15/2042	500,000	517,515
Series B 5.00%, 11/15/2027	5,550,000	6,575,695
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	2,000,000	2,291,980
New York, State Convention Center Development Corp. Revenue:
5.00%, 11/15/2033	4,700,000	5,403,825
New York, State Dormitory Authority Revenue, Non State Supported Debt 5.00%, 10/1/2045	3,250,000	4,289,382
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A 5.00%, 5/15/2017	1,000,000	1,069,770
Series A 5.00%, 5/15/2025	650,000	772,395
Series A 5.00%, 7/1/2027	520,000	607,521
Series A 5.00%, 7/1/2042	550,000	620,576
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series E 4.00%, 8/15/2031	255,000	271,001
Series A 5.00%, 3/15/2020	1,000,000	1,156,460
Series A 5.00%, 12/15/2020	1,300,000	1,523,691
Series A 5.00%, 2/15/2021	250,000	295,190
Series A 5.00%, 3/15/2022	900,000	1,051,767
Series A 5.00%, 2/15/2024	300,000	364,848
Series A 5.00%, 12/15/2026	500,000	593,400
Series A 5.00%, 3/15/2027	1,620,000	1,879,475
Series A 5.00%, 12/15/2029	4,725,000	5,542,378
Series A 5.00%, 12/15/2030	3,130,000	3,642,224
Series E 5.00%, 2/15/2040	715,000	804,775
Series A 5.00%, 2/15/2043	1,250,000	1,398,212
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 4.13%, 3/15/2033	2,105,000	2,248,877
Series A 5.00%, 3/15/2019	2,500,000	2,842,300
Series A 5.00%, 3/15/2021	270,000	320,312
Series A 5.00%, 3/15/2023	2,220,000	2,700,785
Series A 5.00%, 3/15/2028	10,000,000	11,747,800
Series A 5.00%, 3/15/2036	1,500,000	1,721,100
Series A 5.00%, 3/15/2037	1,990,000	2,275,346
Series A 5.00%, 3/15/2038	475,000	541,595
New York, State Dormitory Authority, State Income Tax Revenue Series A 5.00%, 2/15/2031	1,000,000	1,148,980
New York, State Environmental Facilities Corp. Revenue:
Series D 5.00%, 3/15/2019	1,995,000	2,268,874
Series D 5.00%, 9/15/2019	2,500,000	2,879,525
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series D 5.00%, 6/15/2020	500,000	584,970
New York, State General Obligation:
Series E 5.00%, 8/1/2018	635,000	707,384
Series B 5.00%, 8/1/2021	10,000,000	11,852,200
Series C 5.00%, 4/15/2023	1,390,000	1,707,309
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	2,160,000	2,536,985
Series A 5.00%, 3/15/2026	405,000	473,145
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2018	1,120,000	1,234,789
Series D 5.00%, 3/15/2021	3,000,000	3,543,510
Series D 5.00%, 3/15/2022	1,700,000	2,031,874
Series C 5.00%, 3/15/2023	1,000,000	1,207,300
Series C 5.00%, 3/15/2027	4,500,000	5,246,505
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2030	1,540,000	1,817,369

		280,740,167

NORTH CAROLINA — 1.1%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2025	4,720,000	5,785,587
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2022	4,000,000	4,848,360
North Carolina, State Capital Improvement Revenue Series C 5.00%, 5/1/2028	905,000	1,053,701
North Carolina, State General Obligation:
Series D 4.00%, 6/1/2021	500,000	570,150
Series E 5.00%, 5/1/2016	105,000	107,893
Series B 5.00%, 6/1/2018	700,000	778,267
Series E 5.00%, 5/1/2019	1,000,000	1,142,290
Series C 5.00%, 5/1/2026	1,965,000	2,500,580

		16,786,828

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

OHIO — 2.8%
Cincinnati, OH, General Obligation Series A 5.00%, 12/1/2020	$6,200,000	$7,239,058
Columbus, OH, General Obligation:
Series A 3.00%, 7/1/2029	2,650,000	2,623,394
Series A 3.20%, 7/1/2031	4,000,000	3,980,280
Columbus, OH, Sewer Revenue 5.00%, 6/1/2028	1,605,000	1,924,219
Cuyahoga County, OH, Certificate of Participation 4.00%, 12/1/2034	1,290,000	1,308,821
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	336,626
Franklin County, OH, General Obligation 5.00%, 6/1/2021	6,555,000	7,794,419
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2028	3,000,000	3,550,140
Ohio State University, Revenue Series A 4.00%, 6/1/2043	1,280,000	1,303,642
Ohio, State General Obligation:
Series B 5.00%, 3/15/2019	540,000	613,343
Series R 5.00%, 5/1/2019	2,075,000	2,363,965
Series A 5.00%, 9/15/2019	500,000	575,065
Series C 5.00%, 9/15/2021	165,000	196,896
Series A 5.00%, 9/1/2025	4,505,000	5,622,150
Series D 5.00%, 12/1/2031	135,000	169,958
University of Miami 4.00%, 9/1/2039	2,465,000	2,539,492

		42,141,468

OKLAHOMA — 0.4%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2026	2,500,000	3,011,775
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2023	2,000,000	2,315,300

		5,327,075

OREGON — 1.1%
Deschutes County, OR, Administrative School District No. 1, General Obligation 4.00%, 6/15/2021	1,040,000	1,183,822
Oregon, State Department of Transportation, Highway User Tax Revenue:
Senior Lien Series A 5.00%, 11/15/2024	125,000	156,209
Series A 5.00%, 11/15/2028	650,000	784,010
Oregon, State General Obligation:
Series F 5.00%, 5/1/2017	5,000,000	5,353,550
Series L 5.00%, 11/1/2017	435,000	474,072
Series N 5.00%, 12/1/2023	1,650,000	1,978,663
Series L 5.00%, 5/1/2024	205,000	241,654
Series N 5.00%, 8/1/2043	1,700,000	1,912,704
Portland, OR, Sewer System Revenue Series A 5.00%, 8/1/2020	125,000	146,165
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	4,000,000	4,780,400

		17,011,249

PENNSYLVANIA — 2.6%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue Series B 5.00%, 7/1/2021	5,000,000	5,454,450
Pennsylvania, State General Obligation:
5.00%, 6/1/2017	840,000	900,648
5.00%, 11/15/2017	405,000	440,980
5.00%, 7/1/2021	1,590,000	1,857,692
5.00%, 7/1/2021	2,925,000	3,417,453
5.00%, 11/15/2021	1,000,000	1,174,260
5.00%, 4/1/2023	5,000,000	5,931,400
5.00%, 6/1/2023	9,795,000	11,504,032
5.00%, 11/15/2023	895,000	1,048,707
5.00%, 4/1/2024	2,455,000	2,906,745
5.00%, 6/1/2026	1,000,000	1,155,030
5.00%, 10/15/2027	665,000	778,383
5.00%, 11/15/2029	440,000	501,970
Pennsylvania, State Higher Educational Facilities Authority Revenue Series B 5.00%, 10/1/2035	1,150,000	1,338,611
Pennsylvania, Turnpike Commission Revenue 4.50%, 12/1/2038	300,000	312,441

		38,722,802

RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp. 5.00%, 9/1/2021	1,000,000	1,191,470
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue:
Series A 4.00%, 10/1/2018	475,000	516,562
Series D 5.00%, 8/1/2024	250,000	302,500

		2,010,532

SOUTH CAROLINA — 0.1%
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2022	550,000	663,965
Florence County, SC, General Obligation 3.00%, 6/1/2017	300,000	312,045

		976,010

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	1,355,000	1,335,014

TENNESSEE — 0.6%
Memphis, TN, General Obligation Series A 5.00%, 11/1/2023	5,500,000	6,705,930

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series D 3.25%, 10/1/2037	$1,420,000	$1,347,012
Tennessee, State General Obligation Series A 5.00%, 8/1/2022	350,000	424,095
Tennessee, State School Bond Authority Series A 5.00%, 5/1/2027	500,000	586,895

		9,063,932

TEXAS — 10.4%
Alvin, TX, Independent School District, General Obligation Series C 5.00%, 2/15/2028 (a)	3,000,000	3,572,610
Arlington, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2026 (a)	885,000	1,052,530
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2032	800,000	834,696
Austin, TX, General Obligation:
5.00%, 9/1/2019	660,000	758,399
5.00%, 9/1/2020 (d)	5,000,000	5,863,400
5.00%, 9/1/2023	1,000,000	1,223,250
5.00%, 9/1/2034	375,000	437,047
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2033	765,000	877,203
5.00%, 11/15/2034	370,000	424,268
5.00%, 11/15/2039	3,200,000	3,615,008
5.00%, 11/15/2042	2,800,000	3,148,488
Bexar County, TX, General Obligation Series B 5.00%, 6/15/2032	3,000,000	3,469,620
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (a)	700,000	810,747
5.00%, 2/15/2024 (a)	415,000	480,080
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (a)	500,000	584,475
Series C 5.00%, 2/15/2026 (a)	400,000	482,724
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2026	500,000	604,440
Dallas, TX, General Obligation:
4.00%, 2/15/2032	5,290,000	5,868,461
Series A 5.00%, 2/15/2017	175,000	185,841
5.00%, 2/15/2026	1,000,000	1,200,910
5.00%, 2/15/2027	5,000,000	5,941,850
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (a)	1,250,000	1,250,737
5.00%, 8/15/2023	2,000,000	2,397,020
Series A 5.00%, 8/15/2032 (a)	1,000,000	1,172,410
El Paso County, TX, Hospital District, General Obligation 4.00%, 8/15/2035	135,000	134,811
Fort Worth, TX, Independent School District, General Obligation 4.00%, 2/15/2035 (a)	5,000,000	5,287,500
Fort Worth, TX, Water & Sewer System Revenue Series A 5.00%, 2/15/2023	7,590,000	9,187,467
Harris County, TX, Flood Control District:
Series A 5.00%, 10/1/2026	1,000,000	1,165,010
Series A 5.00%, 10/1/2029	500,000	576,530
Series A 5.00%, 10/1/2039	1,585,000	1,780,843
Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	120,924
5.00%, 8/15/2026	120,000	143,140
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue:
5.00%, 11/1/2025	300,000	353,847
Series A 5.00%, 11/1/2030	365,000	421,666
Series A 5.00%, 11/1/2031	5,395,000	6,183,102
Harris, TX, General Obligation Series A 5.00%, 10/1/2024	100,000	120,126
Houston, TX, Community College District, General Obligation 5.00%, 2/15/2032	1,000,000	1,144,680
Houston, TX, General Obligation:
Series A 5.00%, 3/1/2020	110,000	127,320
Series A 5.00%, 3/1/2021	155,000	178,399
Series A 5.00%, 3/1/2021	595,000	701,041
Series A 5.00%, 3/1/2022	140,000	163,999
Series A 5.00%, 3/1/2022	2,000,000	2,306,560
Houston, TX, Independent School District, General Obligation Series C 5.00%, 2/15/2019	50,000	56,683
Houston, TX, Utilities System Revenue:
Series C 4.00%, 5/15/2021	200,000	225,888
Series D 5.00%, 11/15/2020	2,750,000	3,226,245
Series C 5.00%, 5/15/2025	1,000,000	1,212,420
Series F 5.00%, 11/15/2030	160,000	184,790
Katy, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2028 (a)	4,000,000	4,837,360
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (a)	3,320,000	4,032,107
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2019 (a)	2,500,000	2,827,025
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (a)(b)	3,000,000	1,397,280
Lewisville, TX, Independent School District, General Obligation:
Series A 4.00%, 8/15/2018 (a)	2,125,000	2,311,894
Series A 5.00%, 8/15/2022 (a)	150,000	175,057
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (a)	1,000,000	1,114,130
Mansfield, TX, Independent School District 5.00%, 2/15/2021 (a)	145,000	168,812

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (b)	$1,530,000	$718,060
North Texas, Tollway Authority Revenue:
Series D 5.00%, 9/1/2031	5,980,000	6,848,954
Series D 5.25%, 9/1/2025	120,000	143,243
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	360,000	441,608
5.00%, 9/1/2029	1,340,000	1,548,276
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	10,000,000	11,563,700
5.25%, 2/1/2025	300,000	376,443
San Antonio, TX, General Obligation 5.00%, 2/1/2026	465,000	565,087
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (a)	2,000,000	2,340,140
San Antonio, TX, Public Facilities Corp. Lease Revenue 4.00%, 9/15/2035	695,000	707,225
San Antonio, TX, Water Revenue Series A 5.00%, 5/15/2026	890,000	1,068,320
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue 5.00%, 10/1/2028	200,000	230,838
Texas, Permanent University Fund Revenue Series B 5.00%, 7/1/2024	2,250,000	2,778,525
Texas, State General Obligation:
Series A 5.00%, 4/1/2023	5,000,000	5,985,900
Series A 5.00%, 10/1/2023	3,100,000	3,783,488
Series A 5.00%, 10/1/2025	100,000	122,632
Series A 5.00%, 10/1/2028	200,000	240,030
Series A 5.00%, 10/1/2030	4,095,000	4,849,422
Series A 5.00%, 4/1/2042	1,205,000	1,346,142
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2022	3,900,000	4,704,765
5.00%, 10/1/2025	2,000,000	2,479,460
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (a)	500,000	566,300
University of Houston, Revenue Series A 5.00%, 2/15/2022	1,950,000	2,279,452
University of Texas, Revenue:
Series A 4.00%, 8/15/2021	500,000	569,575
Series B 5.00%, 8/15/2026	155,000	185,329

		154,565,784

UTAH — 0.1%
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	517,710
5.00%, 7/1/2019	400,000	458,568
Series A 5.00%, 7/1/2019	1,000,000	1,146,420

		2,122,698

VIRGINIA — 1.9%
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A 5.00%, 10/1/2020	2,500,000	2,915,150
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,263,475
Series A 4.00%, 10/1/2017	1,000,000	1,067,530
Series A 5.00%, 4/1/2018	600,000	662,760
Series B 5.00%, 10/1/2022	220,000	267,489
Series B 5.00%, 4/1/2024	900,000	1,116,180
Series A 5.00%, 4/1/2030	450,000	518,076
University of Virginia, Revenue 5.00%, 6/1/2043	3,100,000	3,525,692
Virginia, College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 9/1/2017	1,000,000	1,083,040
Series B 5.00%, 9/1/2021	1,500,000	1,748,925
5.00%, 2/1/2027	3,620,000	4,165,606
Virginia, Commonwealth Transportation Board Revenue:
4.75%, 5/15/2035	100,000	110,276
5.00%, 5/15/2021	920,000	1,091,562
5.00%, 3/15/2024	875,000	1,047,690
Virginia, State College Building Authority, Educational Facilities Revenue Series A 5.00%, 2/1/2025	1,665,000	2,059,106
Virginia, State General Obligation Series B 5.00%, 6/1/2018	300,000	333,627
Virginia, State Resources Authority Infrastructure Revenue Series B 5.00%, 11/1/2023	100,000	119,216
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,710,800

		27,806,200

WASHINGTON — 4.4%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2021	155,000	183,607
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S-1 5.00%, 11/1/2036	2,500,000	2,910,550
Series S-1 5.00%, 11/1/2045	10,000,000	11,437,300
Energy Northwest, WA, Electricity Revenue:
Series A 5.00%, 7/1/2019	4,000,000	4,571,400
Series C 5.00%, 7/1/2026	2,000,000	2,416,420
Series C 5.00%, 7/1/2031 (d)	2,200,000	2,591,974
King County, WA, General Obligation 5.00%, 7/1/2027	250,000	306,585
Pierce County, WA, Sewer Revenue 4.00%, 8/1/2031	250,000	260,292
Seattle, WA, Water System Revenue 5.00%, 9/1/2021	125,000	149,245
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,525,850

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Tacoma, WA, Electric System Revenue Series A 5.00%, 1/1/2020	$1,365,000	$1,567,129
University of Washington, Revenue:
Series C 4.00%, 7/1/2033	625,000	654,175
Series B 5.00%, 6/1/2037	6,000,000	6,955,620
5.00%, 4/1/2040	400,000	451,536
Washington, State General Obligation:
Series D 3.00%, 2/1/2031	605,000	588,272
Series B-1 4.00%, 8/1/2028	395,000	422,701
Series R-2013A 5.00%, 7/1/2016	750,000	776,280
Series R-2013A 5.00%, 7/1/2021	1,800,000	2,139,696
Series E 5.00%, 2/1/2022	200,000	239,134
Series R-2011C 5.00%, 7/1/2022	1,490,000	1,735,090
Series B 5.00%, 7/1/2024	400,000	490,728
Series A 5.00%, 8/1/2025	3,055,000	3,609,666
Series R-2015C 5.00%, 7/1/2030	625,000	736,225
5.00%, 2/1/2031	6,175,000	7,167,075
Series R-2015E 5.00%, 7/1/2033	2,095,000	2,430,808
Series C 5.00%, 6/1/2041	7,200,000	8,078,976
Series B 5.75%, 2/1/2025	470,000	570,458

		65,966,792

WEST VIRGINIA — 0.8%
West Virginia, State General Obligation Series A 5.00%, 11/1/2022	9,180,000	11,115,603

WISCONSIN — 1.8%
Wisconsin, State Department of Transportation Revenue Series 1 5.00%, 7/1/2024	250,000	286,505
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,300,000	1,350,453
Series 1 5.00%, 5/1/2017	1,485,000	1,587,331
Series 2 5.00%, 5/1/2021	350,000	414,834
Series B 5.00%, 5/1/2030	19,410,000	22,537,922

		26,177,045

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,442,650,328)		1,478,324,634

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $10,673,140)	10,673,140	10,673,140

TOTAL INVESTMENTS — 100.2% (h)
(Cost $1,453,323,468)		1,488,997,774
OTHER ASSETS & LIABILITIES — (0.2)%		(3,326,803)

NET ASSETS — 100.0%		$1,485,670,971

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	2.32%
	Assured Guaranty Municipal Corp.	0.39%

(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	When-issued security
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.7%
CALIFORNIA — 98.7%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 5.25%, 12/1/2026	$245,000	$296,433
Alameda County, CA, Transportation Authority, Sales Tax Revenue 4.00%, 3/1/2022	1,000,000	1,144,900
Alameda County, CA, Unified School District, General Obligation Series A 5.00%, 8/1/2039	500,000	569,440
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	507,380
5.00%, 4/1/2028	750,000	873,877
California, East Bay Municipal Utility District, Water System Revenue:
Series B 4.00%, 6/1/2017	250,000	264,408
Series B 5.00%, 6/1/2020	650,000	762,470
Series B 5.00%, 6/1/2023	1,000,000	1,231,080
California, Infrastructure & Economic Development Bank Revenue Series A 5.00%, 6/1/2021	500,000	594,240
California, State Department of Water Resources Series M 4.00%, 5/1/2019	1,500,000	1,661,415
California, State Department of Water Resources and Power Supply Revenue Series O 5.00%, 5/1/2021	2,000,000	2,388,180
California, State Department of Water Resources Center Valley Project, Revenue Series AS 5.00%, 12/1/2028	350,000	425,674
California, State General Obligation:
5.00%, 8/1/2018	2,500,000	2,792,400
5.00%, 8/1/2022	2,500,000	3,013,150
5.00%, 8/1/2035	1,500,000	1,735,545
5.00%, 8/1/2045	1,500,000	1,705,635
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2018	710,000	799,474
California, State University Revenue:
Series A 4.00%, 11/1/2032	615,000	647,503
Series A 5.00%, 11/1/2023	1,000,000	1,235,180
Series A 5.00%, 11/1/2033	1,000,000	1,159,520
California, William S. Hart Union High School District, Election of 2008:
Series C 4.00%, 8/1/2027	500,000	544,805
Series C 4.00%, 8/1/2038	595,000	617,247
Cerritos, CA, Community College District, General Obligation Series A 5.00%, 8/1/2039	500,000	568,270
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	587,215
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	500,000	534,255
Contra Costa County, CA, Community College District, General Obligation:
4.00%, 8/1/2030	500,000	526,520
5.00%, 8/1/2034	695,000	795,935
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B 5.00%, 3/1/2023	500,000	579,890
Series B 5.00%, 3/1/2025	750,000	867,390
Corona-Norco, CA, Unified School District, General Obligation Series A 5.00%, 8/1/2040	500,000	567,200
Cupertino, CA, Union School District, General Obligation Series B 4.00%, 8/1/2037	605,000	637,640
Emeryville, CA, Redevelopment Successor Agency, Tax Allocation Series A 5.00%, 9/1/2023 (a)	1,000,000	1,202,940
Garden Grove, CA, Unified School District, General Obligation Series C 5.00%, 8/1/2035	600,000	675,960
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	800,000	916,232
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	500,000	558,970
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	750,000	878,190
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.00%, 7/1/2028	1,000,000	1,204,710
Los Angeles, CA, Community College District, General Obligation:
Series F 4.00%, 8/1/2032	500,000	528,180
Series F 5.00%, 8/1/2029	1,000,000	1,171,940
Series A 5.00%, 8/1/2030	1,500,000	1,770,465
Los Angeles, CA, Department of Airports Revenue:
Series B 5.00%, 5/15/2035	1,000,000	1,136,430
Series D 5.00%, 5/15/2040	1,000,000	1,105,460
Los Angeles, CA, Department of Water & Power Series A 5.00%, 7/1/2041	1,250,000	1,390,175
Los Angeles, CA, Department of Water & Power Revenue:
Series B 5.00%, 12/1/2018	1,500,000	1,688,850
Series B 5.00%, 7/1/2019	205,000	235,424
Series D 5.00%, 7/1/2022	565,000	685,232
Series D 5.00%, 7/1/2039	1,150,000	1,310,425
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series A 5.00%, 7/1/2044	795,000	903,955
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	200,000	230,982
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	1,000,000	1,098,870
Los Angeles, CA, Unified School District, General Obligation:
Series A 5.00%, 7/1/2020	250,000	292,750
Series B 5.00%, 7/1/2020	250,000	292,750
Series C 5.00%, 7/1/2020	250,000	292,750

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Series D 5.00%, 7/1/2020	$250,000	$292,750
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	500,000	556,045
Series B 5.00%, 6/1/2030	1,000,000	1,157,020
Series A 5.00%, 6/1/2044	500,000	572,440
Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	500,000	560,580
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	267,348
Series C 5.00%, 10/1/2027	500,000	632,950
Moreno Valley, CA, Unified School District, General Obligation Series A 5.00%, 8/1/2044 (a)	500,000	560,535
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (b)	4,000,000	856,440
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	704,208
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	500,000	490,330
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2031	650,000	764,556
Poway, CA, Redevelopment Agency Successor, Tax Allocation Series A 5.00%, 12/15/2031	500,000	593,080
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (b)	3,000,000	762,480
Rancho Cucamonga, CA, Redevelopment Agency Successor, Tax Allocation 5.00%, 9/1/2026 (a)	500,000	596,590
Sacramento, CA, Municipal Utility District Revenue Series Y 5.00%, 8/15/2024	1,200,000	1,453,680
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2029	1,475,000	1,772,153
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043 (b)	1,500,000	1,056,180
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	500,000	555,140
San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,207,170
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	591,700
5.00%, 8/1/2041	750,000	848,377
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	975,000	1,131,390
San Diego, CA, Public Facilities Financing Authority, Water Revenue Series A 5.00%, 8/1/2028	330,000	383,688
San Diego, CA, Unified School District, General Obligation Series R-3 5.00%, 7/1/2017	1,500,000	1,615,080
San Dieguito, CA, Union High School District, General Obligation Series B-2 4.00%, 2/1/2040	500,000	509,345
San Francisco, CA, Bay Area Rapid Transit District Revenue Series A 5.00%, 7/1/2032	500,000	578,740
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2038	315,000	340,137
Series A 5.00%, 11/1/2032	860,000	992,990
5.00%, 11/1/2036	250,000	289,078
Series A 5.00%, 11/1/2041	750,000	836,212
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	1,000,000	1,108,100
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	750,000	864,727
5.25%, 3/1/2031	500,000	574,835
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	500,000	624,570
San Jose, CA, Financing Authority Revenue Series A 5.00%, 6/1/2039	1,000,000	1,122,770
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	500,000	557,560
San Mateo, CA, County Transportation Authority Revenue Series A 5.00%, 6/1/2029	1,000,000	1,214,210
San Mateo, CA, Community College District, General Obligation 5.00%, 9/1/2029	270,000	322,634
San Mateo, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2025	500,000	608,455
San Mateo, CA, Union High School District, General Obligation Series A 5.00%, 9/1/2026	500,000	598,665
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	500,000	588,920
Santa Clara County, CA, Financing Authority Revenue Series P 5.00%, 5/15/2031	500,000	582,945
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A 5.00%, 4/1/2036	500,000	580,700
Santa Monica, CA, Community College District, General Obligation Series B 5.00%, 8/1/2044	335,000	380,188
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	500,000	518,590
Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	1,000,000	1,148,400

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

University of California, Revenue:
Series E 4.00%, 5/15/2019	$1,060,000	$1,174,088
Series AF 5.00%, 5/15/2024	1,000,000	1,219,490
5.00%, 5/15/2037	750,000	846,037
Series I 5.00%, 5/15/2040	2,000,000	2,281,540
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A 5.00%, 11/1/2024	300,000	358,200
Series A 5.00%, 11/1/2025	600,000	711,624
West Valley-Mission Community College District, CA, General Obligation Series A 5.00%, 8/1/2034	660,000	757,079

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $89,378,795)		92,478,650

	Shares
SHORT TERM INVESTMENT — 1.6%
MONEY MARKET FUND — 1.6%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $1,474,385)	1,474,385	1,474,385

TOTAL INVESTMENTS — 100.3% (f)
(Cost $90,853,180)		93,953,035
OTHER ASSETS & LIABILITIES — (0.3)%		(251,086)

NET ASSETS — 100.0%		$93,701,949

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	2.52%

(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.6%
NEW YORK — 98.6%
Battery Park City, NY, Authority Revenue:
Series A 5.00%, 11/1/2021	$500,000	$600,880
Series A 5.00%, 11/1/2024	300,000	371,313
Brookhaven, NY, General Obligation Series A 3.00%, 2/1/2023	195,000	208,767
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	550,000	608,624
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2026	395,000	465,504
Erie County, NY, Industrial Development Agency School Facility Revenue Series A 5.25%, 5/1/2025	500,000	591,350
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	200,000	233,694
Monroe County, NY, Industrial Development Corp. Revenue:
Series A 5.00%, 7/1/2030	250,000	288,960
Series A 5.00%, 7/1/2031	250,000	293,097
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2018	500,000	563,080
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.00%, 10/1/2022	250,000	300,135
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	200,000	199,270
4.00%, 12/1/2022	300,000	338,007
4.00%, 7/15/2037	250,000	259,553
Series 179 5.00%, 12/1/2038	200,000	227,964
New York, NY, City Educational Construction Fund Revenue Series A 5.75%, 4/1/2041	85,000	99,801
New York, NY, City Transitional Finance Authority Revenue:
SubSeries D-1 5.00%, 2/1/2025	250,000	302,537
Series A 5.00%, 11/1/2025	115,000	136,077
SubSeries B-1 5.00%, 8/1/2030	500,000	582,040
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue 5.00%, 11/1/2020	500,000	586,760
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series DD 3.13%, 6/15/2027	165,000	169,260
Series CC-1 4.25%, 6/15/2044	500,000	522,535
Series BB 4.63%, 6/15/2046	500,000	533,805
Series DD 5.00%, 6/15/2036	500,000	568,630
New York, NY, General Obligation:
Series E 4.00%, 8/1/2022	250,000	280,022
Series J 5.00%, 8/1/2020	500,000	581,865
Series C 5.00%, 4/15/2024	500,000	621,050
Series F 5.00%, 8/1/2027	880,000	1,023,537
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	573,005
5.00%, 9/15/2040	90,000	101,317
5.25%, 12/15/2043	500,000	566,465
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A 5.00%, 11/15/2025	500,000	596,765
Series A 5.00%, 11/15/2031	500,000	578,845
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
5.00%, 12/1/2016	500,000	526,605
5.00%, 12/1/2022	120,000	143,976
New York, NY, Municipal Water Finance Authority Revenue Series EE 4.00%, 6/15/2045	255,000	261,010
New York, NY, Sales Tax Asset Receivable Corp.:
Series A 5.00%, 10/15/2026	500,000	613,140
Series A 5.00%, 10/15/2030	500,000	596,890
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B 5.00%, 11/15/2023	500,000	601,530
Series B 5.00%, 11/15/2023	500,000	609,695
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	250,000	286,497
New York, State Bridge Authority General Obligation:
4.00%, 1/1/2027	500,000	545,780
5.00%, 1/1/2026	125,000	146,649
New York, State Convention Center Development Corp. Revenue:
5.00%, 11/15/2033	300,000	344,925
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A 3.00%, 7/1/2019	500,000	533,750
5.00%, 10/1/2045	300,000	395,943
New York, State Dormitory Authority, Personal Income Tax Revenue Series E 5.00%, 2/15/2040	200,000	225,112
New York, State Dormitory Authority, Sales Tax Revenue Series A 4.13%, 3/15/2033	900,000	961,515
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series C 4.00%, 3/15/2019	100,000	110,096
Series E 5.00%, 2/15/2027	350,000	401,362
Series A 5.00%, 3/15/2035	500,000	571,975
New York, State Environmental Facilities Corp. Revenue:
5.00%, 6/15/2036	500,000	563,965
5.00%, 6/15/2041	250,000	279,733
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 4.00%, 6/15/2027	275,000	301,876
New York, State General Obligation:
Series E 4.00%, 12/15/2027	125,000	138,113
Series A 5.25%, 2/15/2024	310,000	367,028

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Local Government Assistance Corp. Revenue:
Series B 5.00%, 4/1/2018	$750,000	$828,840
Series A 5.00%, 4/1/2020	155,000	180,739
New York, State Power Authority Revenue Series A 5.00%, 11/15/2022	300,000	362,025
New York, State Thruway Authority, Personal Income Tax Revenue Series A 5.00%, 3/15/2029	100,000	115,894
New York, State Thruway Authority, Second General Highway & Bridge Trust Series A-1 5.00%, 4/1/2021	300,000	354,780
New York, State Urban Development Corp. Revenue:
Series A 3.50%, 3/15/2028	235,000	246,647
Series A 4.00%, 3/15/2024	500,000	551,880
New York, Utility Debt Securitization Authority Revenue:
Series TE 5.00%, 12/15/2029	750,000	890,572
Series TE 5.00%, 12/15/2041	100,000	113,962
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	594,240

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $27,104,695)		27,741,258

	Shares
SHORT TERM INVESTMENT — 1.4%
MONEY MARKET FUND — 1.4%
State Street Institutional Tax Free Money Market Fund 0.00% (a)(b)(c) (Cost $409,712)	409,712	409,712

TOTAL INVESTMENTS — 100.0% (d)
(Cost $27,514,407)		28,150,970
OTHER ASSETS & LIABILITIES — (0.0)%		(4,958)

NET ASSETS — 100.0%		$28,146,012

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.7%
Alabama, Public School & College Authority Revenue Series A 5.00%, 3/1/2017	$1,000,000	$1,062,510
Alabama, State General Obligation:
Series A 5.00%, 8/1/2017	5,000,000	5,394,250
Series A 5.00%, 8/1/2018	4,800,000	5,359,968
Series A 5.00%, 8/1/2019	5,865,000	6,733,020

		18,549,748

ALASKA — 0.1%
Alaska, State General Obligation Series B 5.00%, 8/1/2020	750,000	877,755
Alaska, State Municipal Bond Bank Authority Revenue Series Three 5.00%, 9/1/2020	2,500,000	2,909,725

		3,787,480

ARIZONA — 1.8%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	322,905
Series B 5.00%, 7/1/2019	5,000,000	5,722,200
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A 4.00%, 12/1/2017	1,310,000	1,402,905
Arizona, State Transportation Board Revenue:
Series A 5.00%, 7/1/2017	700,000	753,445
Series A 5.00%, 7/1/2018	5,435,000	6,039,589
Series A 5.00%, 7/1/2019	750,000	853,883
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2019	4,250,000	4,855,455
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,483,198
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,000,000	1,117,990
5.25%, 7/1/2019	1,550,000	1,786,204
Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue:
4.00%, 7/1/2018	2,200,000	2,385,944
5.00%, 7/1/2019	6,415,000	7,321,247
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.00%, 6/1/2019	1,000,000	1,138,580
5.00%, 6/1/2019	650,000	740,578
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	10,545,000	11,284,837

		48,208,960

ARKANSAS — 0.2%
Arkansas, State General Obligation 4.00%, 6/15/2020	1,375,000	1,544,180
Arkansas, State Highway Grant Anticipation & Tax Revenue 5.00%, 4/1/2019	2,705,000	3,078,074

		4,622,254

CALIFORNIA — 17.3%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 5.00%, 12/1/2019	650,000	749,821
Alameda County, CA, Transportation Authority Sales Tax Revenue 4.00%, 3/1/2019	4,000,000	4,414,920
Bakersfield, CA, Wastewater Revenue Series A 5.00%, 9/15/2020	750,000	882,863
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,332,168
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B 1.50%, 4/1/2047 (a)	6,000,000	6,062,460
Series C 1.88%, 4/1/2047 (a)	29,175,000	29,682,353
California, State Department of Water Resources Center Valley Project Revenue:
Series AS 4.00%, 12/1/2018	7,575,000	8,326,288
Series AI 5.00%, 12/1/2019	2,345,000	2,723,764
California, State Department of Water Resources Revenue:
Series L 5.00%, 5/1/2016	600,000	616,602
Series L 5.00%, 5/1/2017	3,290,000	3,520,464
Series L 5.00%, 5/1/2019	27,360,000	31,263,451
California, State General Obligation:
5.00%, 2/1/2018	150,000	164,903
5.00%, 3/1/2018	2,500,000	2,755,975
5.00%, 8/1/2018	16,170,000	18,061,243
5.00%, 4/1/2019	5,860,000	6,670,379
5.00%, 9/1/2019	20,000,000	23,006,800
5.00%, 10/1/2019	375,000	432,398
5.00%, 12/1/2019	19,640,000	22,742,727
5.00%, 8/1/2020	12,315,000	14,437,860
5.00%, 8/1/2020	26,305,000	30,839,456
Series B 5.00%, 9/1/2020	825,000	968,748
5.00%, 10/1/2020	10,000,000	11,765,800
California, State Public Works Board, Lease Revenue:
Series F 5.00%, 10/1/2016	4,505,000	4,717,591
Series I 5.00%, 6/1/2017	6,000,000	6,434,220
California, State University Revenue:
Series A 4.00%, 11/1/2018	1,775,000	1,947,033
Series A 5.00%, 11/1/2017	3,000,000	3,274,020
Series A 5.00%, 11/1/2018	2,200,000	2,479,840
Series A 5.00%, 11/1/2018	1,000,000	1,127,200
Series A 5.00%, 11/1/2019	2,300,000	2,665,217
Series A 5.00%, 11/1/2019	2,190,000	2,537,750
Series A 5.00%, 11/1/2020	1,700,000	2,012,358
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,525,046
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	1,026,463

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Desert Sands, CA, Unified School District, General Obligation 3.00%, 8/1/2017	$5,500,000	$5,743,980
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	10,740,900
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2019	2,750,000	3,172,647
Long Beach, CA, Harbor Revenue Series C 5.00%, 11/15/2018	5,000,000	5,650,550
Los Angeles County, CA, Metropolitan Transportation Authority Revenue Series A 5.00%, 7/1/2020	1,000,000	1,175,540
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Series B 5.00%, 7/1/2017	930,000	1,001,350
Series B 5.00%, 7/1/2018	2,040,000	2,279,312
Series E 5.00%, 7/1/2020	1,160,000	1,333,536
Los Angeles, CA, Community College District, General Obligation:
Series A 5.00%, 8/1/2019	12,000,000	13,824,720
Series C 5.00%, 8/1/2020	3,000,000	3,531,000
Los Angeles, CA, Department of Water & Power Revenue:
Series A 3.00%, 7/1/2018	1,530,000	1,624,003
Series A 5.00%, 7/1/2018	2,580,000	2,876,674
Series A 5.00%, 7/1/2018	450,000	501,746
Series B 5.00%, 7/1/2018	1,000,000	1,116,150
Series B 5.00%, 12/1/2018	10,000,000	11,259,000
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series B 5.00%, 7/1/2017	320,000	344,723
Los Angeles, CA, General Obligation:
Series A 5.00%, 9/1/2016	10,000,000	10,429,400
Series A 5.00%, 9/1/2017	13,230,000	14,339,203
Series B 5.00%, 9/1/2019	120,000	138,589
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	6,370,000	6,999,802
Los Angeles, CA, Unified School District, General Obligation:
Series D 4.00%, 7/1/2017	750,000	794,985
5.00%, 7/1/2017	1,000,000	1,076,900
Series A 5.00%, 7/1/2017	325,000	350,110
Series B 5.00%, 7/1/2017	4,250,000	4,579,885
Series A 5.00%, 7/1/2019	3,000,000	3,439,260
Series B 5.00%, 7/1/2019	2,500,000	2,866,050
Series C 5.00%, 7/1/2019	7,500,000	8,598,150
Series D 5.00%, 7/1/2019	2,500,000	2,866,050
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	1,000,000	1,112,090
Series D 5.00%, 6/1/2020	3,500,000	4,100,390
Oakland, CA, General Obligation Series A 5.00%, 1/15/2020	3,500,000	4,027,625
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2020	2,250,000	2,638,147
San Diego County, CA, Water Authority Revenue:
Series A 4.00%, 5/1/2018	300,000	325,032
5.00%, 5/1/2020	1,500,000	1,757,220
San Diego, CA, Unified School District, General Obligation Series R-3 5.00%, 7/1/2019	3,500,000	4,005,540
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C 4.00%, 8/1/2019	250,000	278,353
Series A 5.00%, 7/1/2020	540,000	633,269
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.00%, 10/1/2015	875,000	875,000
Series A 5.00%, 10/1/2017	1,000,000	1,087,900
5.00%, 11/1/2019	1,000,000	1,157,920
San Francisco, CA, City & County, Certificates of Participation Series B 5.00%, 9/1/2016	5,260,000	5,481,919
San Francisco, CA, Unified School District, General Obligation 5.00%, 6/15/2017	8,170,000	8,788,060
San Luis County, CA, Community College District, General Obligation Series A 3.00%, 8/1/2017	3,580,000	3,738,809
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,000,000	1,142,360
San Mateo County, CA, Transportation Authority Revenue:
Series A 4.00%, 6/1/2019	610,000	678,314
Series A 5.00%, 6/1/2020	750,000	881,265
Southern California, Metropolitan Water District Revenue Series A 5.00%, 7/1/2019	7,250,000	8,328,800
Southern California, State Public Power Authority Revenue:
5.00%, 7/1/2016	725,000	750,622
Series A 5.00%, 7/1/2017	350,000	377,167
Turlock, CA, Unified School District, General Obligation 5.00%, 8/1/2019	1,745,000	1,994,779
University of California, Revenue:
Series AF 4.00%, 5/15/2019	3,250,000	3,605,940
Series AF 5.00%, 5/15/2017	250,000	268,070
Series AO 5.00%, 5/15/2017	4,200,000	4,504,290
5.00%, 5/15/2018	3,500,000	3,893,540
Series AO 5.00%, 5/15/2020	4,525,000	5,302,938
Series I 5.00%, 5/15/2020	8,000,000	9,363,520

		455,921,275

COLORADO — 0.5%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	8,900,000	9,392,793

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	$3,600,000	$3,856,104
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 5.00%, 4/1/2019	570,000	649,458

		13,898,355

CONNECTICUT — 3.7%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,599,155
Series C 5.00%, 12/15/2016	2,800,000	2,954,000
Series C 5.00%, 6/15/2017	15,820,000	16,955,401
Series A 5.00%, 10/15/2017	535,000	580,673
Series D 5.00%, 11/1/2017	7,685,000	8,350,290
Series C 5.00%, 6/15/2018	5,300,000	5,868,107
Series A 5.00%, 10/15/2018	3,855,000	4,308,849
Series A 5.00%, 1/1/2019	3,000,000	3,389,670
Series E 5.00%, 9/1/2019	7,500,000	8,556,375
Series F 5.00%, 11/15/2019	11,575,000	13,273,863
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 0.88%, 7/1/2049 (a)	4,865,000	4,857,703
Series 2010A 1.20%, 7/1/2049 (a)	9,000,000	8,982,450
Connecticut, State Special Tax Obligation Revenue:
5.00%, 11/1/2015	500,000	502,060
Series A 5.00%, 11/1/2016	2,650,000	2,781,758
Series B 5.00%, 1/1/2018	9,650,000	10,542,915
Series A 5.00%, 10/1/2018	1,805,000	2,015,950
Series C 5.00%, 11/1/2020	1,085,000	1,268,061

		98,787,280

DELAWARE — 0.8%
Delaware, State General Obligation:
Series B 5.00%, 2/1/2017	585,000	620,527
Series B 5.00%, 2/1/2018	1,000,000	1,100,330
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2017	15,500,000	16,697,530
5.00%, 7/1/2019	2,760,000	3,142,288

		21,560,675

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, General Obligation Series A 5.00%, 6/1/2020	2,525,000	2,938,216
District of Columbia, Income Tax Revenue:
Series A 5.00%, 12/1/2016	2,000,000	2,105,940
Series A 5.00%, 12/1/2018	5,275,000	5,942,815
Series A 5.00%, 12/1/2019	1,500,000	1,733,655

		12,720,626

FLORIDA — 3.7%
Florida, State Board of Education, Capital Outlay, General Obligation:
Series A 5.00%, 6/1/2018	4,000,000	4,443,880
Series B 5.00%, 6/1/2018	4,250,000	4,721,622
Series B 5.00%, 6/1/2019	7,135,000	8,140,250
Florida, State Board of Education, General Obligation:
Series D 5.00%, 6/1/2017	8,210,000	8,818,279
Series A 5.00%, 6/1/2018	1,300,000	1,444,261
Florida, State Department of Management Services, Certificates of Participation Series A 5.00%, 8/1/2019	6,755,000	7,724,680
Florida, State Department of Transportation Series B 5.00%, 7/1/2018	15,000,000	16,685,850
Florida, State General Obligation 5.00%, 7/1/2020	10,000,000	11,684,900
Florida, State Turnpike Authority Revenue:
Series C 5.00%, 7/1/2018	10,400,000	11,568,856
Series C 5.00%, 7/1/2019	10,000,000	11,432,500
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2018	1,500,000	1,673,145
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2018	1,830,000	2,043,286
Series B-1 5.00%, 10/1/2018	1,000,000	1,116,550
JEA, FL, Electric System Revenue Series A 5.00%, 10/1/2019	1,750,000	2,006,043
JEA, FL, Water & Sewer System Revenue 5.00%, 10/1/2018	1,200,000	1,344,768
Manatee County, FL, Refunding Improvement Revenue 4.00%, 10/1/2017	1,300,000	1,383,252
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	1,380,000	1,531,207
Tampa Bay, FL, Water Regular Water Supply Authority, Utility System Revenue Series A 5.00%, 10/1/2016	5,000	5,234

		97,768,563

GEORGIA — 2.4%
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,198,220
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,465,000	2,604,347
Georgia, State General Obligation:
Series E-2 4.00%, 9/1/2016	5,280,000	5,459,942
Series J-1 4.00%, 7/1/2017	500,000	530,170
Series J-2 4.00%, 11/1/2017	1,700,000	1,818,490
4.00%, 9/1/2019	4,100,000	4,566,621
Series I 5.00%, 11/1/2016	7,480,000	7,856,020
Series F 5.00%, 12/1/2016	4,790,000	5,047,750
Series A-1 5.00%, 2/1/2017	480,000	508,954
Series A 5.00%, 7/1/2017	5,440,000	5,862,253
Series A 5.00%, 1/1/2018	5,000,000	5,484,950
Series A 5.00%, 7/1/2018	3,000,000	3,344,970
Series F 5.00%, 12/1/2018	1,000,000	1,128,930
Series F 5.00%, 12/1/2020	1,740,000	2,060,960

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Georgia, State Private Colleges & Universities Authority Revenue Series A 5.00%, 9/1/2016	$2,195,000	$2,289,253
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 3/1/2018	235,000	259,179
Gwinnett County, GA, School District, General Obligation:
Series A 4.00%, 10/1/2016	5,000,000	5,184,550
Series A 4.50%, 10/1/2017	1,350,000	1,455,894
5.00%, 2/1/2019	1,000,000	1,132,830
Henry County, GA, School District, General Obligation 5.00%, 12/1/2017	1,000,000	1,091,600
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2017	2,250,000	2,435,625

		62,321,508

HAWAII — 1.5%
City & County of Honolulu, HI, General Obligation Series B 5.00%, 10/1/2019	3,000,000	3,449,040
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	1,965,000	2,070,265
Series EH 5.00%, 8/1/2018	3,000,000	3,343,740
Series EF 5.00%, 11/1/2018	23,005,000	25,826,793
Series EO 5.00%, 8/1/2019	3,000,000	3,435,480
Honolulu County, HI, Wastewater System Revenue Series A 5.00%, 7/1/2018	1,000,000	1,110,370

		39,235,688

ILLINOIS — 0.8%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation Series D 5.00%, 12/1/2019	2,000,000	2,287,900
Chicago, IL, Waterworks Revenue 3.00%, 11/1/2019	1,000,000	1,009,940
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2019	1,535,000	1,720,765
Series A 5.00%, 10/1/2019	1,000,000	1,145,890
Illinois, State Sales Tax Revenue:
3.00%, 6/15/2016	2,000,000	2,036,720
5.00%, 6/15/2018	1,945,000	2,130,028
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series B 5.00%, 6/15/2017	10,000,000	10,546,300

		20,877,543

INDIANA — 0.0% (b)
University of Indiana, Revenue Series U 5.00%, 8/1/2018	450,000	502,231

IOWA — 0.1%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2019	1,130,000	1,296,325
5.00%, 8/1/2019	365,000	418,724
Iowa, State General Obligation Series A 5.00%, 6/1/2017	385,000	412,797

		2,127,846

KANSAS — 0.7%
Kansas, State Department of Transportation, Highway Revenue Series C 5.00%, 9/1/2017	300,000	324,852
Kansas, State Development Finance Authority Revenue:
5.00%, 3/1/2018	1,705,000	1,880,001
Series A 5.00%, 5/1/2020	14,650,000	16,928,515

		19,133,368

KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,215,470
5.00%, 7/1/2016	1,865,000	1,928,652
Series A 5.00%, 7/1/2019	1,000,000	1,136,940
Series A 5.00%, 7/1/2019	1,600,000	1,819,104

		6,100,166

LOUISIANA — 0.5%
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1 5.00%, 5/1/2017	500,000	534,130
Series A-1 5.00%, 5/1/2018	2,035,000	2,253,254
Louisiana, State General Obligation:
Series C 5.00%, 7/15/2018	2,000,000	2,220,340
Series A 5.00%, 9/1/2018	1,650,000	1,838,018
Series C 5.00%, 8/1/2019	3,530,000	4,018,234
Louisiana, State Highway Improvement Revenue Series A 5.00%, 6/15/2019	1,000,000	1,140,800
Louisiana, State Public Facilities Authority Revenue 5.00%, 6/1/2019	1,500,000	1,702,095

		13,706,871

MAINE — 0.2%
Maine, State General Obligation Series B 5.00%, 6/1/2020	5,605,000	6,544,342

MARYLAND — 5.0%
Anne Arundel County, MD, General Obligation:
5.00%, 4/1/2019	6,380,000	7,252,848
5.00%, 4/1/2020	12,750,000	14,836,920
Baltimore County, MD, General Obligation:
Series B 5.00%, 10/15/2016	500,000	523,990
5.00%, 8/1/2017	4,000,000	4,321,520
Series B 5.00%, 10/15/2017	1,000,000	1,087,060
5.00%, 8/1/2018	200,000	223,214
5.00%, 2/1/2020	100,000	116,095
Howard County, MD, General Obligation Series A 5.00%, 2/15/2020	2,000,000	2,324,720
Maryland, State General Obligation:
Series A 4.00%, 8/1/2019	625,000	693,894
Series B 4.50%, 8/1/2017	3,270,000	3,503,216
4.50%, 8/1/2019	2,000,000	2,257,820

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Series B 4.50%, 8/1/2019	$3,170,000	$3,578,645
Series B 4.50%, 3/15/2024	1,350,000	1,513,971
Series B 5.00%, 3/15/2017	11,000,000	11,719,730
5.00%, 3/1/2018	800,000	881,912
Series A 5.00%, 3/1/2018	22,515,000	24,820,311
Series C 5.00%, 8/1/2018	2,400,000	2,680,704
Series A 5.00%, 3/1/2019	800,000	908,312
Series B 5.00%, 3/15/2019	7,300,000	8,299,516
Series A 5.00%, 8/1/2019	600,000	688,554
Series B 5.00%, 8/1/2019	1,000,000	1,147,590
Series C 5.00%, 8/1/2019	250,000	286,898
Series A 5.00%, 3/1/2020	1,000,000	1,163,510
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2017	5,000,000	5,385,400
Series A 5.00%, 11/1/2017	315,000	343,432
Series A 5.00%, 7/1/2018	1,875,000	2,090,062
Series A 5.00%, 11/1/2019	10,900,000	12,607,158
Series B 5.00%, 11/1/2020	4,800,000	5,671,584
Prince George’s County, MD, General Obligation:
Series B 4.00%, 3/1/2019	300,000	331,014
Series A 5.00%, 9/1/2020	1,070,000	1,258,662
Washington, MD, Suburban Sanitation District, General Obligation:
5.00%, 6/1/2017	7,150,000	7,677,312
5.00%, 6/1/2019	500,000	572,190

		130,767,764

MASSACHUSETTS — 2.8%
Boston, MA, General Obligation Series A 5.00%, 4/1/2020	1,500,000	1,749,795
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series A 4.00%, 7/1/2017	8,000,000	8,481,280
Massachusetts, State Federal Highway Revenue Series A 5.00%, 6/15/2018	3,500,000	3,891,020
Massachusetts, State General Obligation:
Series A 5.00%, 12/1/2017	450,000	491,728
Series B 5.00%, 8/1/2018	1,700,000	1,897,319
Series A 5.00%, 12/1/2018	7,000,000	7,888,510
Series C 5.00%, 8/1/2019	10,000,000	11,471,900
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B 5.00%, 10/15/2016	500,000	524,310
Series B 5.00%, 8/15/2017	5,000,000	5,411,400
Series B 5.00%, 8/15/2019	1,815,000	2,084,818
Series B 5.00%, 10/15/2020	4,805,000	5,657,311
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	10,570,817
Massachusetts, State Transportation Fund, Revenue Series A 5.00%, 6/1/2018	10,635,000	11,818,144
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2016	1,000,000	1,039,410
University of Massachusetts, Building Authority, Project Revenue Series 1 5.00%, 11/1/2019	1,415,000	1,632,330

		74,610,092

MICHIGAN — 2.2%
Michigan, State Building Authority Revenue:
Series I-A 5.00%, 10/15/2016	1,500,000	1,570,215
Series I 5.00%, 4/15/2020	4,665,000	5,372,727
Michigan, State Finance Authority Revenue:
Series A 5.00%, 1/1/2016	100,000	101,165
Series A 5.00%, 1/1/2017	4,275,000	4,516,666
Series A 5.00%, 7/1/2017	10,000,000	10,770,800
Series A 5.00%, 7/1/2018	200,000	222,652
5.00%, 10/1/2018	2,000,000	2,243,180
5.00%, 10/1/2018	690,000	773,897
Series A 5.00%, 7/1/2019	4,960,000	5,676,423
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	22,230,914
Michigan, State Trunk Line Revenue 5.00%, 11/15/2019	4,000,000	4,606,160

		58,084,799

MINNESOTA — 2.2%
Minnesota, State General Fund Revenue Series B 5.00%, 3/1/2017	3,500,000	3,720,815
Minnesota, State General Obligation:
Series A 5.00%, 10/1/2015	20,000	20,000
Series A 5.00%, 10/1/2016	4,950,000	5,175,522
Series F 5.00%, 10/1/2016	1,000,000	1,046,370
Series A 5.00%, 8/1/2017	40,000	43,231
Series A 5.00%, 8/1/2017	2,960,000	3,196,208
Series E 5.00%, 8/1/2017	1,000,000	1,079,800
Series B 5.00%, 3/1/2018	11,500,000	12,648,390
Series D 5.00%, 8/1/2018	2,000,000	2,233,320
Series A 5.00%, 10/1/2018	40,000	44,977
Series A 5.00%, 10/1/2018	2,660,000	2,985,105
Series D 5.00%, 10/1/2018	18,465,000	20,721,792
Series B 5.00%, 8/1/2019	1,175,000	1,348,900
Series E 5.00%, 8/1/2019	3,940,000	4,523,120

		58,787,550

MISSISSIPPI — 0.2%
Mississippi, State Development Bank Revenue Series C 5.00%, 1/1/2019	880,000	989,190
Mississippi, State Development Bank Special Obligation Revenue 5.00%, 1/1/2018	500,000	546,030
Mississippi, State General Obligation:
Series F 4.00%, 11/1/2016	500,000	519,680
Series F 4.00%, 11/1/2018	2,525,000	2,760,027

		4,814,927

MISSOURI — 1.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A 5.00%, 10/1/2018	1,250,000	1,401,587

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Missouri, State Highways & Transportation Commission, State Road Revenue Series B 5.00%, 5/1/2019	$11,555,000	$13,194,770
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2020	18,910,000	22,044,522

		36,640,879

NEBRASKA — 1.1%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (a)	23,865,000	27,124,482
Omaha, NE, Public Power District Electric Revenue Series C 5.00%, 2/1/2018	1,000,000	1,097,400

		28,221,882

NEVADA — 0.5%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	2,778,868
Las Vegas Valley, NV, Water District, General Obligation Series A 5.00%, 6/1/2020	2,500,000	2,909,125
Nevada, State General Obligation Series D-1 4.00%, 3/1/2016	1,500,000	1,523,400
Nevada, State Unemployment Compensation Fund, Special Revenue 5.00%, 6/1/2018	2,700,000	2,952,207
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,102,420

		13,266,020

NEW HAMPSHIRE — 0.2%
New Hampshire, State General Obligation Series A 5.00%, 7/1/2018	1,360,000	1,516,387
New Hampshire, State Municipal Bond Bank Revenue Series A 5.00%, 8/15/2019	2,230,000	2,548,756

		4,065,143

NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation 4.00%, 10/15/2019	7,000,000	7,815,220
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series 1A 5.00%, 12/1/2018	1,325,000	1,454,678
Rutgers, NJ, State University Revenue Series J 5.00%, 5/1/2019	240,000	272,246

		9,542,144

NEW MEXICO — 1.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue Series A 5.00%, 7/1/2019	1,350,000	1,540,188
Albuquerque, NM, Municipal School District No. 12, General Obligation Series B 5.00%, 8/1/2019	3,500,000	3,995,355
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue Sub-Series A 5.00%, 11/1/2039 (a)	19,340,000	21,811,072
New Mexico, State Severance Tax Revenue Series A 5.00%, 7/1/2018	6,470,000	7,193,410

		34,540,025

NEW YORK — 16.3%
Erie County, NY, Industrial Development Agency School Facility Revenue 5.00%, 5/1/2019	100,000	113,549
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,182,980
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.00%, 10/1/2019	2,500,000	2,879,475
New York, NY, City Transitional Finance Authority Revenue Series E 5.00%, 11/1/2017	950,000	1,034,303
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-1 5.00%, 7/15/2016	300,000	311,064
Series S-1 5.00%, 7/15/2018	325,000	361,849
Series S-2 5.00%, 7/15/2020	1,500,000	1,744,920
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series E-1 4.00%, 2/1/2017	13,045,000	13,658,245
Sub-Series A-1 4.00%, 8/1/2019	1,200,000	1,329,420
Series A 5.00%, 11/1/2016	175,000	183,857
Series A 5.00%, 11/1/2016	1,325,000	1,391,171
Series C 5.00%, 11/1/2016	1,250,000	1,313,263
Series D 5.00%, 11/1/2016	5,000,000	5,250,800
Sub-Series A-1 5.00%, 11/1/2016	800,000	841,376
Sub-Series E-1 5.00%, 2/1/2017	1,830,000	1,939,891
Series B 5.00%, 11/1/2017	12,145,000	13,222,747
Sub-Series A-1 5.00%, 11/1/2017	1,490,000	1,629,345
Sub-Series B-1 5.00%, 11/1/2017	2,825,000	3,076,905
Series D-1 5.00%, 2/1/2019	1,885,000	2,131,407
Series F-1 5.00%, 2/1/2019	1,840,000	2,080,525
Sub-Series A-1 5.00%, 8/1/2019	1,000,000	1,145,160
Series C 5.00%, 11/1/2019	20,000,000	23,046,000
Sub-Series E 5.00%, 11/1/2019	2,500,000	2,880,750
Sub-Series F-1 5.00%, 5/1/2024	1,650,000	1,826,072
New York, NY, General Obligation:
Series H 4.00%, 8/1/2017	990,000	1,050,717
Series B 4.00%, 8/1/2019	1,150,000	1,270,382
Series B 5.00%, 8/1/2016	3,295,000	3,423,175
Series B 5.00%, 8/1/2016	600,000	623,340
Series D 5.00%, 8/1/2016	2,400,000	2,493,360
Series F 5.00%, 8/1/2016	1,455,000	1,511,600
Series I 5.00%, 8/1/2016	330,000	342,837

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Sub-Series I-1 5.00%, 8/1/2016	$500,000	$519,450
5.00%, 3/1/2017	5,000,000	5,316,900
Series F-1 5.00%, 3/1/2017	3,500,000	3,721,830
Series D 5.00%, 8/1/2017	5,435,000	5,866,648
Series E 5.00%, 8/1/2017	1,950,000	2,104,869
Series G 5.00%, 8/1/2017	2,320,000	2,504,254
Series A 5.00%, 8/1/2018	500,000	556,995
Series B 5.00%, 8/1/2018	10,000,000	11,139,900
Series B 5.00%, 8/1/2018	1,700,000	1,893,783
Series D 5.00%, 8/1/2018	3,065,000	3,414,379
Series D 5.00%, 8/1/2018	250,000	278,498
Series E 5.00%, 8/1/2018	11,725,000	13,061,533
Series I 5.00%, 8/1/2018	2,240,000	2,495,338
Sub-Series 1 5.00%, 8/1/2018	250,000	278,498
Series G-1 5.00%, 4/1/2019	1,135,000	1,285,683
Series A 5.00%, 8/1/2019	6,315,000	7,211,351
Series B 5.00%, 8/1/2019	3,575,000	4,082,435
Series G 5.00%, 8/1/2019	2,345,000	2,677,849
Series J 5.00%, 8/1/2019	15,000,000	17,129,100
Series 1 5.00%, 8/1/2020	10,000,000	11,637,300
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
4.00%, 12/1/2018	1,000,000	1,091,970
5.00%, 12/1/2016	5,375,000	5,661,004
New York, Sales Tax Asset Receivable Corp. Revenue Series A 5.00%, 10/15/2018	17,000,000	19,109,870
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A 4.00%, 7/1/2020	3,750,000	4,195,462
Series A 5.00%, 7/1/2020	1,300,000	1,515,137
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 3.00%, 3/15/2019	3,000,000	3,205,800
5.00%, 3/15/2019	5,000,000	5,680,950
New York, State Dormitory Authority, State Personal Income Tax Revenue:
4.00%, 3/15/2018	975,000	1,049,880
Series C 4.00%, 3/15/2019	1,150,000	1,266,104
Series B 5.00%, 2/15/2017	9,000,000	9,553,770
Series A 5.00%, 3/15/2017	400,000	425,932
Series C 5.00%, 3/15/2017	370,000	393,987
Series E 5.00%, 8/15/2017	1,675,000	1,811,178
Series A 5.00%, 2/15/2018	5,000	5,503
Series A 5.00%, 2/15/2018	495,000	544,752
Series A 5.00%, 2/15/2018	400,000	439,312
Series E 5.00%, 2/15/2018	5,000	5,484
Series E 5.00%, 2/15/2018	6,295,000	6,913,673
5.00%, 3/15/2018	5,715,000	6,291,929
Series B 5.00%, 3/15/2018	11,925,000	13,128,829
Series E 5.00%, 8/15/2018	9,600,000	10,729,440
Series E 5.00%, 2/15/2019	3,165,000	3,583,508
Series B 5.00%, 3/15/2019	610,000	692,185
Series C 5.00%, 3/15/2019	680,000	771,616
Series E 5.00%, 2/15/2020	4,725,000	5,455,107
Series A 5.00%, 3/15/2020	5,000,000	5,779,950
New York, State Environmental Facilities Revenue:
Series A 5.00%, 8/15/2016	1,595,000	1,660,267
Series A 5.00%, 6/15/2017	8,000,000	8,603,760
New York, State General Obligation:
Series C 5.00%, 4/15/2017	1,795,000	1,918,352
Series A-1 5.00%, 10/1/2017	5,175,000	5,615,910
Series A 5.00%, 2/15/2018	12,485,000	13,752,227
Series C 5.00%, 4/15/2018	6,150,000	6,809,772
Series E 5.00%, 12/15/2019	325,000	376,958
Series C 5.00%, 4/15/2020	8,485,000	9,909,971
New York, State Local Government Assistance Corp. Revenue Series B 5.00%, 4/1/2018	4,650,000	5,138,808
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 5.00%, 3/15/2017	1,950,000	2,076,418
Series A 5.00%, 3/15/2019	270,000	306,180
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A 5.00%, 3/15/2018	1,620,000	1,787,281
Series A 5.00%, 3/15/2019	5,795,000	6,571,530
New York, State Urban Development Corp. Revenue:
Series C 5.00%, 3/15/2019	15,000,000	17,015,550
Series A 5.00%, 3/15/2020	10,000,000	11,602,100
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B 4.00%, 11/15/2016	6,300,000	6,554,772
Series A 4.00%, 11/15/2017	2,300,000	2,460,770
Series B 5.00%, 11/15/2016	2,000,000	2,103,040
Series B 5.00%, 11/15/2017	3,550,000	3,872,446
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2018	1,000,000	1,054,380
Port Authority of New York & New Jersey:
Series 189 5.00%, 5/1/2019	10,975,000	12,482,636
Series 189 5.00%, 5/1/2020	3,365,000	3,922,412
Westchester County, NY, General Obligation Series C 5.00%, 11/1/2016	5,000	5,253

		428,370,203

NORTH CAROLINA — 2.6%
Buncombe County, NC, General Obligation Series A 5.00%, 6/1/2019	600,000	683,610
Charlotte, NC, General Obligation Series A 5.00%, 7/1/2020	500,000	586,255
Guilford County, NC, General Obligation:
Series A 5.00%, 3/1/2017	9,220,000	9,811,094
Series C 5.00%, 10/1/2018	4,765,000	5,344,377
Mecklenburg County, NC, General Obligation:
Series C 5.00%, 12/1/2016	4,000,000	4,215,240
Series A 5.00%, 12/1/2017	2,200,000	2,405,502
Series C 5.00%, 12/1/2019	500,000	579,650
North Carolina, State General Obligation:
Series D 3.00%, 6/1/2019	7,175,000	7,672,730
Series C 5.00%, 5/1/2018	1,600,000	1,774,208
Series A 5.00%, 6/1/2018	5,630,000	6,259,490
Series E 5.00%, 5/1/2019	18,900,000	21,589,281

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Series E 5.00%, 5/1/2020	$3,000,000	$3,507,150
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,358,542

		67,787,129

OHIO — 2.1%
Columbus, OH, General Obligation:
Series B 4.00%, 8/15/2016	1,250,000	1,290,625
Series A 5.00%, 7/1/2017	110,000	118,379
Series A 5.00%, 6/1/2018	4,780,000	5,309,098
Cuyahoga County, OH, Certificate of Participation:
5.00%, 12/1/2018	2,270,000	2,533,297
5.00%, 12/1/2019	2,670,000	3,039,288
Hamilton County, OH, Sewer System Revenue:
Series A 5.00%, 12/1/2018	2,580,000	2,901,468
Series A 5.00%, 12/1/2019	1,590,000	1,831,394
Ohio, State Building Authority Revenue Series C 4.00%, 10/1/2016	3,000,000	3,110,130
Ohio, State General Obligation:
5.00%, 7/1/2016	3,225,000	3,338,972
Series B 5.00%, 9/15/2016	1,080,000	1,128,470
Series R 5.00%, 5/1/2017	355,000	379,637
Series A 5.00%, 9/15/2017	5,000,000	5,420,550
Series R 5.00%, 5/1/2019	2,075,000	2,363,965
Series A 5.00%, 9/15/2019	2,925,000	3,364,130
Ohio, State Infrastructure Project Revenue:
4.00%, 12/15/2017	1,000,000	1,070,820
Series 3 5.00%, 12/15/2016	12,930,000	13,639,598
5.00%, 12/15/2019	2,755,000	3,179,518
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	720,527

		54,739,866

OKLAHOMA — 0.5%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2018	1,000,000	1,112,680
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2018	2,225,000	2,468,660
Oklahoma, State General Obligation Series A 5.00%, 7/15/2018	1,480,000	1,649,105
Oklahoma, State Turnpike Authority Revenue:
Series A 5.00%, 1/1/2017	4,000,000	4,220,960
Series A 5.00%, 1/1/2019	2,775,000	3,129,756

		12,581,161

OREGON — 0.3%
Oregon, State Department of Transportation, Highway User Tax Revenue Series A 5.00%, 11/15/2018	1,000,000	1,123,530
Oregon, State General Obligation:
Series J 5.00%, 5/1/2016	1,000,000	1,027,490
Series I 5.00%, 5/1/2018	1,900,000	2,104,288
Series F 5.00%, 5/1/2020	1,185,000	1,381,295
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B 4.00%, 6/15/2019	1,300,000	1,435,109

		7,071,712

PENNSYLVANIA — 3.5%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 4.00%, 1/1/2017	5,500,000	5,747,940
Series A 5.00%, 7/1/2018	18,225,000	20,273,308
Series A 5.00%, 7/1/2019	5,390,000	6,162,117
Pennsylvania, State General Obligation:
5.00%, 6/1/2017	9,565,000	10,255,593
5.00%, 7/1/2017	16,000,000	17,207,200
5.00%, 7/1/2017	3,625,000	3,898,506
5.00%, 6/1/2018	1,435,000	1,585,029
5.00%, 6/15/2018	1,500,000	1,659,090
5.00%, 7/1/2018	255,000	282,339
5.00%, 7/1/2018	4,185,000	4,633,674
5.00%, 7/1/2018	1,025,000	1,134,890
5.00%, 11/15/2018	100,000	111,895
5.00%, 3/15/2019	8,500,000	9,565,135
5.00%, 10/15/2019	5,150,000	5,873,627
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AQ 5.00%, 6/15/2019	2,385,000	2,683,864

		91,074,207

SOUTH CAROLINA — 0.8%
Beaufort County, SC, School District, General Obligation Series A 5.00%, 3/1/2020	12,125,000	14,067,910
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,180,615
South Carolina, State General Obligation Series A 5.00%, 10/1/2019	2,695,000	3,110,919

		20,359,444

TENNESSEE — 1.2%
Memphis, TN, General Obligation:
Series A 5.00%, 11/1/2017	4,300,000	4,680,636
Series A 5.00%, 11/1/2018	2,750,000	3,086,407
Nashville & Davidson County, TN, Metropolitan Government Electric Revenue Series B 5.00%, 5/15/2019	2,790,000	3,182,665
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2016	2,800,000	2,896,824
Series D 5.00%, 7/1/2017	5,700,000	6,132,117
Series C 5.00%, 7/1/2018	1,000,000	1,114,700

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Shelby County, TN, General Obligation Series A 5.00%, 4/1/2017	$6,100,000	$6,503,820
Tennessee, State General Obligation Series A 5.00%, 10/1/2016	125,000	130,746
Tennessee, State School Bond Authority:
Series C 5.00%, 5/1/2017	1,050,000	1,109,262
5.00%, 11/1/2019	3,150,000	3,639,258

		32,476,435

TEXAS — 7.8%
Alvin, TX, Independent School District, General Obligation Series C 3.00%, 2/15/2020 (c)	3,750,000	4,024,350
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,064,460
Austin, TX, Independent School District, General Obligation Series B 5.00%, 8/1/2019	3,500,000	4,020,835
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (c)	695,000	763,305
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (c)	4,000,000	4,303,640
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2019	3,000,000	3,460,710
Dallas, TX, General Obligation:
5.00%, 2/15/2017	10,000	10,614
5.00%, 2/15/2017	4,180,000	4,438,951
5.00%, 2/15/2018	5,000,000	5,508,750
Series A 5.00%, 2/15/2018	5,000	5,499
5.00%, 2/15/2020	7,800,000	9,026,784
Dallas, TX, Independent School District, General Obligation:
5.00%, 8/15/2017 (c)	4,000,000	4,323,680
5.00%, 8/15/2018 (c)	5,715,000	6,373,597
Dallas, TX, Waterworks & Sewer System Revenue 5.00%, 10/1/2019	2,895,000	3,330,784
Harris County, TX, General Obligation Series A 5.00%, 10/1/2019	2,280,000	2,622,228
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,198,160
Series A 5.00%, 3/1/2017	530,000	563,671
Series B 5.00%, 3/1/2018	2,500,000	2,750,925
Series A 5.00%, 3/1/2019	675,000	764,444
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	625,000	706,975
5.00%, 2/15/2020 (c)	17,070,000	19,778,497
Houston, TX, Independent School District, Public Facility Corp. Lease Revenue 5.00%, 9/15/2019	4,500,000	5,147,460
Houston, TX, Utilities System Revenue Series E 5.00%, 11/15/2016	8,775,000	9,230,071
Katy, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2020 (c)	3,000,000	3,471,840
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2020 (c)	2,815,000	3,259,038
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2019	3,200,000	3,671,808
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a)(c)	9,415,000	9,427,239
2.00%, 8/1/2044 (a)(c)	19,000,000	19,472,720
5.00%, 2/15/2018 (c)	2,200,000	2,416,216
San Antonio, TX, Independent School District, General Obligation 5.00%, 2/15/2019 (c)	700,000	792,309
San Antonio, TX, Electric & Gas Revenue 5.00%, 2/1/2019	13,500,000	15,231,645
San Antonio, TX, General Obligation 5.00%, 2/1/2019	1,300,000	1,469,936
San Antonio, TX, Water Revenue Series A 5.00%, 5/15/2019	2,225,000	2,532,206
Texas Tech, State University Revenue Series A 3.00%, 8/15/2016	1,500,000	1,535,595
Texas, North East Independent School District, General Obligation:
5.00%, 8/1/2017 (c)	1,325,000	1,429,980
5.00%, 8/1/2018 (c)	10,000,000	11,148,800
Texas, State General Obligation:
5.00%, 4/1/2017	1,000,000	1,066,980
Series A 5.00%, 10/1/2017	4,000,000	4,344,120
Series B 5.00%, 10/1/2017	3,535,000	3,839,116
5.00%, 10/1/2018	200,000	224,002
Series A 5.00%, 4/1/2019	405,000	459,962
Series A 5.00%, 10/1/2019	5,000,000	5,750,500
Texas, State Transportation Commission, Highway Fund Revenue:
Series A 4.75%, 4/1/2017	960,000	1,020,298
Series A 5.00%, 4/1/2019	10,000,000	11,360,700
Series A 5.00%, 4/1/2020	2,500,000	2,904,450
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2017	1,000,000	1,080,380

		204,328,230

UTAH — 0.8%
Jordan Utah, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,910,035
Utah, State Board of Regents Student Loan Revenue Series EE-2 4.50%, 11/1/2017	450,000	484,970
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	680,000	720,786
Series C 5.00%, 7/1/2018	15,425,000	17,194,247

		21,310,038

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

VIRGINIA — 2.9%
Fairfax County, VA, General Obligation:
Series B 4.00%, 4/1/2019	$7,765,000	$8,567,357
Series A 5.00%, 10/1/2016	9,220,000	9,651,312
Series A 5.00%, 4/1/2018	210,000	231,966
Series A 5.00%, 10/1/2018	3,000,000	3,366,660
Series A 5.00%, 10/1/2019	2,175,000	2,491,397
Richmond, VA, Public Utility Revenue Series A 5.00%, 1/15/2020	3,000,000	3,456,300
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 9/1/2018	4,090,000	4,574,829
Series A 5.00%, 2/1/2020	6,000,000	6,916,380
Series A 5.00%, 9/1/2020	1,025,000	1,196,688
Virginia, State Commonwealth Transportation Board Revenue 5.00%, 5/15/2017	1,005,000	1,076,968
Virginia, State Public Building Authority, Public Facilities Revenue:
Series C 5.00%, 8/1/2017	10,000,000	10,798,000
Series C 5.00%, 8/1/2018	10,000,000	11,139,900
Virginia, State Public School Authority Revenue:
Series A 4.00%, 8/1/2018	7,765,000	8,434,265
Series C 5.00%, 8/1/2018	460,000	512,845
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,121,900
Virginia, State Transportation Board Revenue 5.00%, 9/15/2018	2,210,000	2,467,907

		76,004,674

WASHINGTON — 4.4%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	4,772,700
Energy Northwest Washington, Electricity Revenue:
Series A 5.00%, 7/1/2017	13,700,000	14,760,928
Series B 5.00%, 7/1/2017	100,000	107,744
Series B 5.00%, 7/1/2017	7,200,000	7,757,568
Energy Northwest, WA, Electricity Revenue Series A 5.00%, 7/1/2019	100,000	114,285
Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2018	1,000,000	1,097,400
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	916,005
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,561,112
Tacoma, WA, Electric System Revenue Series A 4.00%, 1/1/2018	2,000,000	2,139,860
Washington, State General Obligation:
Series B 4.00%, 7/1/2019	25,395,000	28,094,996
5.00%, 7/1/2017	13,900,000	14,976,416
5.00%, 7/1/2018	5,000,000	5,561,950
Series R-2012A 5.00%, 7/1/2018	750,000	834,293
Series A 5.00%, 1/1/2019	5,210,000	5,877,818
Series R 5.00%, 7/1/2019	4,100,000	4,685,685
Series R-2015E 5.00%, 7/1/2019	19,645,000	22,451,288

		116,710,048

WEST VIRGINIA — 0.5%
West Virginia, State General Obligation Series A 5.00%, 6/1/2020	10,815,000	12,632,785

WISCONSIN — 2.1%
Milwaukee, WI, General Obligation Series N2 5.00%, 5/1/2017	10,000,000	10,684,200
Wisconsin, State Department of Transportation Revenue:
Series 2 5.00%, 7/1/2019	1,500,000	1,713,690
Series 1 5.00%, 7/1/2021	1,685,000	1,931,044
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,950,000	2,025,679
Series 2 5.00%, 11/1/2017	500,000	544,695
Series 1 5.00%, 5/1/2018	1,000,000	1,107,790
Series 2 5.00%, 5/1/2019	4,750,000	5,416,852
Series 4 5.00%, 5/1/2019	8,410,000	9,590,680
Series B 5.00%, 5/1/2019	13,035,000	14,864,984
Series 2 5.00%, 11/1/2019	1,750,000	2,021,058
Series B 5.00%, 5/1/2020	5,000,000	5,816,150

		55,716,822

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $2,585,962,211)		2,600,878,758

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $18,990,148)	18,990,148	18,990,148

TOTAL INVESTMENTS — 99.5% (g)
(Cost $2,604,952,359)		2,619,868,906
OTHER ASSETS & LIABILITIES — 0.5%		13,209,879

NET ASSETS — 100.0%		$2,633,078,785

(a)	Variable rate security — Rate shown is rate in effect at September 30, 2015. Maturity date shown is the final maturity.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Bond is insured by:

As a % of
Insurance Coverage	Net Assets

Permanent School Fund Guaranteed	3.48%

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.4%
ALABAMA — 2.6%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A 5.00%, 4/1/2024 (a)	$1,500,000	$1,500,030
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	1,000,000	1,006,050
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue Series D 6.00%, 10/1/2042	3,710,000	4,124,555
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue 4.13%, 5/15/2035	400,000	365,428
Selma Industrial Development Board, Environmental Improvement Revenue 7.50%, 5/1/2025 (b)	900,000	888,759
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,474,240

		9,359,062

ALASKA — 0.2%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A 5.00%, 6/1/2032	500,000	433,890
Series A 5.00%, 6/1/2046	555,000	438,283

		872,173

ARIZONA — 2.0%
Phoenix, AZ, Industrial Development Authority Education Revenue:
5.00%, 7/1/2022	325,000	338,770
5.00%, 7/1/2035 (b)	1,325,000	1,294,022
5.00%, 7/1/2044 (b)	1,000,000	1,004,850
6.00%, 7/1/2032	250,000	263,108
7.50%, 7/1/2042	495,000	202,910
Series A 7.50%, 7/1/2042	1,000,000	1,020,570
Pima County, AZ, Industrial Development Authority Education Revenue:
6.00%, 7/1/2048	1,000,000	953,130
6.25%, 6/1/2026	160,000	162,653
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,121,760
Salt Verde Financial Corp. 5.25%, 12/1/2027	185,000	216,050
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	708,162

		7,285,985

ARKANSAS — 0.4%
Arkansas, State Development Finance Authority Revenue:
Series A 5.00%, 2/1/2035	805,000	886,941
Series C 5.00%, 2/1/2035	575,000	633,529

		1,520,470

CALIFORNIA — 14.7%
Brentwood Infrastructure Financing Authority Revenue Series B 4.00%, 9/2/2030	145,000	146,296
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	2,000,000	1,989,900
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,195,000	1,908,245
Series A-1 5.13%, 6/1/2047	1,860,000	1,533,198
Series A-1 5.75%, 6/1/2047	5,750,000	5,124,400
California, Municipal Finance Authority Revenue Series B 5.88%, 8/15/2049	490,000	530,979
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045 (b)	500,000	527,940
California, School Finance Authority Revenue:
Series A 5.13%, 7/1/2044	60,000	63,530
Series A 6.00%, 10/1/2049	200,000	206,068
California, State General Obligation 5.00%, 10/1/2025	3,000,000	3,664,170
California, State Health Facilities Financing Authority Revenue Series A 4.00%, 3/1/2027	1,115,000	1,171,988
California, State Public Works Board, Lease Revenue:
Series A 3.00%, 3/1/2018	1,355,000	1,427,194
Subseries I 6.63%, 11/1/2034	370,000	371,791
California, Statewide Communities Development Authority Revenue:
Series R1 4.00%, 9/2/2023	1,000,000	1,031,940
Series I 4.50%, 11/1/2037	675,000	677,248
Series D 4.75%, 8/1/2020	175,000	175,544
Series A 4.88%, 11/15/2036 (b)	550,000	550,231
Series A 5.25%, 7/1/2030	795,000	712,590
Series A 5.25%, 11/1/2044	300,000	305,082
5.25%, 12/1/2044	2,000,000	2,073,500
Series A 6.00%, 10/1/2047	1,000,000	1,071,610
7.00%, 7/1/2046	160,000	181,829
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	106,987
Foothill-Eastern Transportation Corridor Agency Revenue:
Series A 5.00%, 1/15/2042 (a)	255,000	277,672
Series C 6.25%, 1/15/2033	1,500,000	1,762,095
Golden State Tobacco Securitization Corp., Revenue:
Subseries B Zero Coupon, 6/1/2047 (c)	500,000	44,725
Series A-1 4.50%, 6/1/2027	1,865,000	1,792,284
Hesperia, CA, Public Financing Authority, Tax Allocation Series A 5.50%, 9/1/2022	1,000,000	1,030,960

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Inland Empire Tobacco Securitization Authority Revenue Series B 5.75%, 6/1/2026	$940,000	$931,794
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,070,470
Long Beach Bond Finance Authority Revenue Series A 5.00%, 11/15/2029	100,000	112,552
Long Beach Bond Finance Authority, Tax Allocation Series C 5.50%, 8/1/2031 (a)	220,000	263,309
M-S-R Energy Authority Revenue Series B 7.00%, 11/1/2034	300,000	413,892
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,258,910
Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	2,000,000	2,122,820
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (a)(c)	500,000	432,630
6.50%, 9/1/2028	1,000,000	1,091,250
Port of Oakland, CA, Revenue Series P 5.00%, 5/1/2029	575,000	649,480
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	1,000,000	1,040,830
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	404,777
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	430,000	495,605
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	100,000	113,680
5.00%, 2/15/2026	155,000	175,798
Roseville, CA, Special Tax Revenue 5.00%, 9/1/2044	255,000	245,193
Sacramento, CA, Sanitation Districts Financing Authority Revenue Series E 5.25%, 12/1/2030 (a)	485,000	589,983
San Joaquin Hills Transportation Corridor Agency Revenue Series B 5.25%, 1/15/2049	4,000,000	4,259,280
Southern California Public Power Authority Revenue Series A 5.00%, 11/1/2033	215,000	246,083
Temecula, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2030	500,000	553,820
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,305,395
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	876,140
Series A1 5.13%, 6/1/2046	1,025,000	873,884
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	903,560
West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	1,550,000	1,642,581

		52,533,712

COLORADO — 4.1%
Colorado High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	801,187
Colorado, Educational & Cultural Facilities Authority Revenue 5.38%, 7/1/2044 (b)	250,000	263,813
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	500,000	506,725
Series A 5.30%, 7/1/2037	500,000	485,815
Series A 5.90%, 8/1/2037	1,000,000	1,004,560
Series A 7.75%, 8/1/2039	485,000	531,516
Denver Health & Hospital Authority Revenue 5.25%, 12/1/2045	320,000	345,770
Denver International Business Center Metropolitan District No 1, General Obligation 5.38%, 12/1/2035	115,000	121,871
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	1,031,900
Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A 5.50%, 11/15/2029	400,000	465,348
Series A 5.50%, 11/15/2030	270,000	312,646
E-470 Public Highway Authority Revenue Series B Zero Coupon, 9/1/2037 (a)(c)	1,000,000	365,010
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	500,485
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	1,039,430
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027 (a)	1,000,000	1,031,340
Series A 6.75%, 12/1/2039	1,000,000	1,078,350
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	979,930
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	1,019,600

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	$1,300,000	$1,467,219
STC, CO, Metropolitan District No. 2, General Obligation Series A 6.00%, 12/1/2038	1,215,000	1,156,571
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	140,052

		14,649,138

CONNECTICUT — 0.4%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	301,674
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	500,000	591,770
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	500,000	492,765

		1,386,209

DISTRICT OF COLUMBIA — 0.8%
District of Columbia, Howard University Revenue Series A 6.25%, 10/1/2032	880,000	932,782
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	1,505,000	1,838,162

		2,770,944

FLORIDA — 5.4%
Alachua County, FL, Health Facilities Authority Revenue Series B 5.00%, 12/1/2034	750,000	818,490
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	965,000	1,013,530
Capital Trust Agency, Inc. Revenue 6.75%, 12/1/2044	500,000	456,040
Collier County, FL, Industrial Development Authority Revenue Series A 8.13%, 5/15/2044 (b)	1,500,000	1,771,920
County of Miami-Dade Seaport Department Revenue Series B 5.00%, 10/1/2023	250,000	292,460
Crossings At Fleming Island Community Development District, Special Assessment Series A-1 4.50%, 5/1/2030	750,000	755,715
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.00%, 6/15/2044 (b)	575,000	570,268
Series A 6.13%, 6/15/2043	500,000	507,485
Series A 6.13%, 6/15/2044	555,000	560,716
Series A 6.50%, 7/1/2044	925,000	957,301
Series A 7.50%, 6/15/2033	500,000	580,455
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,009,640
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	358,155
Halifax, FL, Hospital Medical Center Revenue Series A 5.00%, 6/1/2038	130,000	132,358
Hillsborough County Industrial Development Authority Revenue Series A 5.00%, 10/1/2031	270,000	298,253
Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	500,000	451,290
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	508,550
5.75%, 11/1/2042	500,000	519,400
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	530,165
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	690,000	445,809
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	259,212
Midtown Miami, FL, Community Development District, Special Assessment:
Series A 5.00%, 5/1/2037	1,320,000	1,384,456
Series B 5.00%, 5/1/2037	930,000	975,412
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.13%, 8/1/2022	755,000	790,145
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	523,525
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	791,985
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	250,000	252,473
5.13%, 11/1/2034	250,000	254,795
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (c)	65,000	48,750
Zero Coupon, 5/1/2040 (c)	290,000	178,747
Zero Coupon, 5/1/2040 (c)	180,000	93,834
Series A-3 Zero Coupon, 5/1/2040 (c)	195,000	116,581
Series A-4 Zero Coupon, 5/1/2040 (c)	85,000	37,625
6.61%, 5/1/2040 (d)(e)	195,000	—
Series 1 6.65%, 5/1/2040	10,000	10,199
Series 3 6.65%, 5/1/2040 (d)(e)	120,000	—
Series A-1 6.65%, 5/1/2040	200,000	202,636

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	$670,000	$671,782

		19,130,157

GEORGIA — 0.4%
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	75,000	81,434
East Point Building Authority Revenue Series A 4.63%, 2/1/2035	250,000	244,668
Georgia, State Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (a)	997,000	1,087,996

		1,414,098

GUAM — 0.7%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,224,960
Guam, Government Waterworks Authority, Water & Wastewater System Revenue 5.63%, 7/1/2040	1,000,000	1,094,080

		2,319,040

HAWAII — 0.5%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue:
Series A 4.65%, 3/1/2037	380,000	390,754
5.00%, 7/1/2020	1,350,000	1,372,572

		1,763,326

ILLINOIS — 5.9%
Chicago Board of Education, General Obligation:
Series F 5.00%, 12/1/2018	3,250,000	3,227,250
Series A 5.00%, 12/1/2042	750,000	625,560
Chicago Midway International Airport Revenue Series A 5.50%, 1/1/2030	200,000	223,920
Chicago O’Hare International Airport Revenue Series D 4.50%, 1/1/2030	250,000	268,365
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (a)(c)	325,000	279,864
Series C 4.00%, 1/1/2020	185,000	179,842
Series A 5.25%, 1/1/2037	1,200,000	1,174,332
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,037,780
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	1,710,000	1,613,317
4.25%, 5/15/2043	430,000	409,162
Series C 4.50%, 11/15/2032	1,400,000	1,409,254
5.00%, 5/15/2043	675,000	705,915
5.50%, 8/15/2030	535,000	566,710
Series A 5.75%, 11/15/2037	140,000	154,854
5.75%, 5/15/2046	1,000,000	1,056,450
6.13%, 5/15/2027	355,000	430,537
6.13%, 5/15/2027	645,000	693,065
7.13%, 2/1/2034	1,000,000	1,066,830
7.13%, 2/15/2039	1,100,000	1,173,194
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024	500,000	449,960
Northern Illinois Municipal Power Agency Revenue Series A 5.00%, 1/1/2042 (a)	335,000	355,951
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	1,500,000	1,436,730
Railsplitter, IL, Tobacco Settlement Authority Revenue 6.00%, 6/1/2028	1,000,000	1,180,950
Southwestern, IL, Development Authority Revenue 7.63%, 11/1/2048	1,000,000	1,278,540

		20,998,332

INDIANA — 2.1%
Indiana, State Finance Authority Revenue:
Series A 5.00%, 7/1/2048	2,100,000	2,182,152
5.25%, 9/1/2040	545,000	581,755
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,050,750
6.00%, 12/1/2026	550,000	560,302
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	1,110,000	1,197,301
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	906,600
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (b)	1,000,000	1,035,920

		7,514,780

IOWA — 1.4%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	305,000	305,760
5.00%, 12/1/2019	945,000	997,174
5.25%, 12/1/2025	1,570,000	1,703,481
5.50%, 12/1/2022	820,000	866,781
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	1,355,000	1,219,730

		5,092,926

KANSAS — 0.8%
KS Independent College Finance Authority & Educational Facilities Revenue Series A 5.80%, 3/1/2037	435,000	452,644
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,023,710
Overland Park, KS, Development Corp., Revenue Series B 5.13%, 1/1/2032 (a)	600,000	600,888

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Wichita City, KS, Health Care Facilities Revenue Series IV-A 5.63%, 5/15/2044	$885,000	$907,718

		2,984,960

KENTUCKY — 0.1%
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	150,000	162,403
Series A 6.00%, 6/1/2030	185,000	208,919
Series A 6.38%, 6/1/2040	125,000	141,409

		512,731

LOUISIANA — 1.2%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,200,715
Louisiana Public Facilities Authority 4.50%, 7/1/2037	1,370,000	1,370,370
Louisiana, St. John the Baptist Parish, Revenue Series A 5.13%, 6/1/2037	750,000	763,125
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	542,660
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	255,530

		4,132,400

MAINE — 0.6%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2043	1,000,000	1,052,410
6.75%, 7/1/2036	500,000	567,525
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,142

		2,147,077

MARYLAND — 0.7%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	314,098
Baltimore, MD, Convention Center Revenue Series A 5.00%, 9/1/2032	400,000	408,072
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A 5.00%, 7/1/2040	270,000	296,422
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	453,348
Maryland, State Health & Higher Educational Facilities Authority Revenue 5.00%, 7/1/2045	1,000,000	1,067,540

		2,539,480

MASSACHUSETTS — 0.8%
Massachusetts, Development Finance Agency Revenue Series C 5.25%, 7/1/2023	500,000	573,720
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	276,048
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042 (b)	500,000	493,685
Massachusetts, Educational Financing Authority Revenue Series J 5.63%, 7/1/2029	435,000	480,853
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (a)	690,000	691,746
Series A 5.50%, 1/1/2016 (a)	250,000	250,633

		2,766,685

MICHIGAN — 3.6%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	800,000	644,936
Detroit, MI, Sewage Disposal System Revenue:
Series A 5.25%, 7/1/2039	1,230,000	1,326,161
Series B 5.50%, 7/1/2029 (a)	145,000	175,019
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	1,255,000	1,244,972
Michigan Finance Authority Ltd., Miscellaneous Revenue:
5.00%, 7/1/2034	2,250,000	2,414,655
8.13%, 4/1/2041	485,000	421,383
Michigan Strategic Fund, Tax Allocation Series A 4.13%, 7/1/2045 (f)	3,955,000	4,009,500
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	1,590,000	1,584,022
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,043,010

		12,863,658

MINNESOTA — 0.9%
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	194,947
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,030,520
St Paul Housing & Redevelopment Authority Revenue:
5.13%, 12/1/2038	390,000	404,286
5.25%, 11/15/2035	1,515,000	1,600,461

		3,230,214

MISSISSIPPI — 0.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue 6.70%, 4/1/2022	210,000	259,226

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028 (f)	$320,000	$321,814

		581,040

MISSOURI — 0.3%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	255,000	264,463
6.00%, 5/1/2042	435,000	449,673
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A 4.00%, 5/1/2020	340,000	348,109

		1,062,245

NEBRASKA — 0.1%
Douglas County, NE, Hospital Authority No. 3 Revenue 5.00%, 11/1/2045	350,000	377,597

NEVADA — 0.6%
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	500,000	520,665
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	250,000	250,600
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (b)	1,000,000	1,071,890
Washoe County, NV, Revenue 5.00%, 2/1/2043	110,000	120,602

		1,963,757

NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b)(f)	320,000	321,587

NEW JERSEY — 5.3%
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	536,589
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	1,500,000	1,505,310
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2024	790,000	884,002
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	504,870
Series II 5.00%, 3/1/2025	1,000,000	1,046,600
Series A 5.00%, 7/1/2029	165,000	177,705
5.13%, 1/1/2034	1,000,000	1,086,410
5.25%, 9/15/2029	550,000	594,165
5.25%, 1/1/2044	250,000	255,605
5.75%, 9/15/2027	1,000,000	1,080,770
7.10%, 11/1/2031 (d)(e)	1,000,000	—
New Jersey, Health Care Facilities Financing Authority Revenue 5.75%, 7/1/2037	970,000	1,004,416
New Jersey, Higher Education Student Assistance Authority Revenue Series 1 5.00%, 12/1/2022	600,000	654,414
New Jersey, Transportation Trust Fund Authority Revenue:
Series A Zero Coupon, 12/15/2025 (c)	450,000	269,226
Series A Zero Coupon, 12/15/2040 (c)	610,000	139,477
Series A 6.00%, 6/15/2035	1,765,000	1,955,779
Salem County, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2023	250,000	269,937
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	1,000,000	968,660
Series 1A 4.75%, 6/1/2034	3,210,000	2,481,298
Series 1A 5.00%, 6/1/2029	1,140,000	982,281
Series 1A 5.00%, 6/1/2041	3,360,000	2,640,926

		19,038,440

NEW MEXICO — 0.6%
Mariposa East Public Improvement District, Special Assessment:
Series D Zero Coupon, 9/1/2032 (c)	195,000	23,373
Series A 5.90%, 9/1/2032	35,000	34,666
Series B 5.90%, 9/1/2032	165,000	147,667
Series C 5.90%, 9/1/2032	220,000	185,440
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	1,575,000	1,649,056

		2,040,202

NEW YORK — 8.6%
Brooklyn Arena Local Development Corp., Revenue 6.00%, 7/15/2030	650,000	736,905
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.00%, 11/15/2037	1,000,000	1,051,890
Build NYC Resource Corp.:
5.00%, 7/1/2030	525,000	607,420
5.00%, 7/1/2031	250,000	288,113
5.00%, 4/1/2033	120,000	126,281
5.00%, 1/1/2035 (b)	265,000	281,915
5.50%, 11/1/2044	500,000	526,635
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	500,000	530,005
Erie Tobacco Asset Securitization Corp., Revenue Series A 5.00%, 6/1/2045	1,365,000	1,288,833
Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	500,000	569,980
Nassau County, NY, Local Economic Assistance Corp., Revenue 5.00%, 7/1/2033	225,000	247,572

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Nassau County, Tobacco Settlement Corp.:
Series A-3 5.00%, 6/1/2035	$790,000	$699,182
Series A-2 5.25%, 6/1/2026	1,000,000	988,670
New York City Industrial Development Agency:
Series B 5.25%, 12/1/2036	1,000,000	1,025,440
7.50%, 8/1/2016	200,000	206,438
7.75%, 8/1/2031 (f)	300,000	317,091
New York Liberty Development Corp., Revenue:
5.00%, 11/15/2044 (b)	2,700,000	2,727,054
5.38%, 11/15/2040 (b)	1,795,000	1,882,883
New York State Dormitory Authority Revenue:
Series A 4.25%, 5/1/2042	745,000	708,502
5.00%, 7/1/2035	140,000	139,103
Series A 5.00%, 5/1/2036	2,250,000	2,493,765
Series A 5.50%, 1/1/2039	100,000	107,837
6.25%, 12/1/2037	1,000,000	1,093,080
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (a)	1,000,000	1,026,860
5.25%, 12/1/2032	515,000	516,493
5.75%, 10/1/2037	1,000,000	356,790
New York, NY, Metropolitan Transportation Authority Revenue Series B 5.25%, 11/15/2055	1,500,000	1,680,885
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042 (b)	500,000	503,250
Niagara Frontier Transportation Authority Revenue Series A 5.00%, 4/1/2028	425,000	470,382
Onondaga Civic Development Corp., Revenue:
Series A 4.63%, 7/1/2022	100,000	106,271
5.00%, 7/1/2027	430,000	487,259
5.00%, 7/1/2029	475,000	529,672
Series A 5.13%, 7/1/2031	1,750,000	1,846,582
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2026	1,335,000	1,353,743
Series 1 5.00%, 6/1/2034	885,000	820,537
Series 1 5.13%, 6/1/2042	1,220,000	1,074,344
Westchester County, NY, Healthcare Corp., Revenue Series A 4.50%, 11/1/2026	145,000	154,216
Westchester County, NY, Local Development Corp., Revenue Series A 5.00%, 6/1/2025 (b)	1,000,000	1,038,000

		30,609,878

NORTH CAROLINA — 0.3%
Gaston County, NC, Industrial Facilities & Pollution Control Financing Authority 5.75%, 8/1/2035	500,000	500,555
North Carolina, Department of Transportation Revenue 5.00%, 6/30/2054	575,000	597,678

		1,098,233

OHIO — 5.0%
American Municipal Power, Inc., Revenue 5.00%, 2/15/2038	15,000	16,087
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	4,150,000	3,553,271
Series A-2 5.38%, 6/1/2024	1,000,000	859,040
Series A-2 5.88%, 6/1/2030	4,470,000	3,830,879
Series A-2 5.88%, 6/1/2047	1,500,000	1,240,560
Series A-2 6.00%, 6/1/2042	1,230,000	1,033,766
Series A-3 6.25%, 6/1/2037 (f)	1,000,000	866,810
Series A-2 6.50%, 6/1/2047	1,000,000	895,980
Franklin County, OH, Health Care Facilities Revenue Series A 5.13%, 7/1/2035	125,000	125,075
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,037,390
5.00%, 2/15/2044	200,000	204,946
Ohio, State Air Quality Development Authority Revenue:
3.63%, 10/1/2033 (f)	250,000	253,373
Series E 5.63%, 10/1/2019	790,000	879,649
6.75%, 6/1/2024	500,000	447,115
Ohio, State Water Development Authority Revenue 3.63%, 10/1/2033 (f)	250,000	253,373
Southeastern Ohio Port Authority, Hospital Facilities Revenue 6.00%, 12/1/2042	1,550,000	1,671,318
Toledo-Lucas County, OH, Port Authority Revenue Series A 5.00%, 7/1/2039	750,000	780,135

		17,948,767

OKLAHOMA — 1.1%
Comanche County Hospital Authority Revenue Series A 5.00%, 7/1/2032	440,000	461,802
Tulsa Airports Improvement Trust:
5.00%, 6/1/2035 (f)	1,000,000	1,084,750
Series B 5.50%, 12/1/2035	1,000,000	1,074,590
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,131,938

		3,753,080

OREGON — 0.3%
Hospital Facilities Authority of Multnomah County Oregon Revenue Series A 5.50%, 10/1/2049	1,000,000	1,081,040

PENNSYLVANIA — 2.4%
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	264,385
5.00%, 10/1/2044	215,000	223,774
Delaware County, Authority Revenue Series A 5.00%, 12/15/2031	620,000	631,470
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	122,176

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	$420,000	$438,459
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	370,000	383,745
Montgomery County, PA, Industrial Development Authority Revenue 5.25%, 1/1/2040	205,000	205,355
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	514,985
Pennsylvania, State Higher Educational Facilities Authority Revenue Series A 6.50%, 9/1/2038	1,165,000	1,263,804
Pennsylvania, State Industrial Development Authority Revenue 5.00%, 7/1/2021	1,000,000	1,165,810
Pennsylvania, Turnpike Commission Revenue Series D 5.30%, 12/1/2041	700,000	780,010
Philadelphia, PA, Airport System Revenue:
Series A 5.00%, 6/15/2020	295,000	336,760
Series A 5.00%, 6/15/2022	165,000	189,306
Philadelphia, PA, Gas Works Co. Revenue 5.00%, 10/1/2037 (a)	140,000	148,610
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,210,000	1,273,525
Scranton, PA, General Obligation Series B 4.35%, 9/1/2020 (a)	745,000	716,727

		8,658,901

PUERTO RICO — 8.8%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	290,000	290,003
5.63%, 5/15/2043	705,000	704,965
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A 5.00%, 7/1/2033	1,320,000	904,253
Series A 5.13%, 7/1/2037	2,995,000	2,036,630
Series A 5.25%, 7/1/2042	1,000,000	678,760
Puerto Rico Commonwealth, General Obligation:
Series A 4.00%, 7/1/2021	130,000	86,289
Series B 4.10%, 7/1/2018	500,000	370,115
4.50%, 7/1/2023	1,385,000	901,233
Series A 5.00%, 7/1/2029	1,470,000	966,584
Series A 5.00%, 7/1/2034	815,000	529,742
Series A 5.13%, 7/1/2024	1,300,000	873,067
Series A 5.13%, 7/1/2031	175,000	114,632
Series A 5.13%, 7/1/2037	110,000	71,364
Series A 5.25%, 7/1/2025	1,645,000	1,106,361
Series A 5.25%, 7/1/2025	1,535,000	1,032,380
Series A 5.25%, 7/1/2034	125,000	81,720
Series A 5.50%, 7/1/2019 (a)	1,630,000	1,592,135
Series A 5.50%, 7/1/2032	190,000	125,400
Series A 5.63%, 7/1/2031	535,000	355,796
Series C 5.75%, 7/1/2036	705,000	463,545
Series B 5.75%, 7/1/2038	810,000	529,521
Series A 5.75%, 7/1/2041	2,725,000	1,774,711
Series C 6.00%, 7/1/2035	150,000	99,379
Series A 6.00%, 7/1/2040	200,000	130,502
Puerto Rico Convention Center District Authority Revenue Series A 5.00%, 7/1/2020 (a)	100,000	95,115
Puerto Rico Electric Power Authority Revenue:
Series ZZ 4.75%, 7/1/2027	115,000	74,638
Series RR 5.00%, 7/1/2022 (a)	135,000	132,340
Series A 5.05%, 7/1/2042	1,275,000	827,233
Series VV 5.25%, 7/1/2025 (a)	175,000	169,790
Series AAA 5.25%, 7/1/2027	460,000	298,549
Series LL 5.50%, 7/1/2018 (a)	400,000	408,660
Series VV 5.50%, 7/1/2020	75,000	48,717
Series WW 5.50%, 7/1/2038	4,435,000	2,877,472
Puerto Rico Highways & Transportation Authority Revenue:
Series I 5.00%, 7/1/2026	185,000	111,670
Series L 5.25%, 7/1/2022	140,000	86,429
Series N 5.25%, 7/1/2031 (a)	275,000	237,589
Series L 5.25%, 7/1/2038 (a)	1,220,000	1,012,563
Series L 5.25%, 7/1/2041	125,000	116,169
Puerto Rico Infrastructure Financing Authority Revenue:
Series B 5.00%, 7/1/2037	500,000	120,115
Series C 5.50%, 7/1/2020	140,000	79,572
Puerto Rico Public Buildings Authority Revenue:
5.25%, 7/1/2029	1,175,000	700,688
Series S 5.75%, 7/1/2022	2,825,000	1,808,367
Puerto Rico Sales Tax Financing Corp. Revenue:
Series C 5.00%, 8/1/2022	250,000	170,830
Series C 5.25%, 8/1/2040	4,500,000	2,812,590
Subseries A 5.38%, 8/1/2039	4,400,000	1,848,132
Series A 5.50%, 8/1/2042	3,900,000	1,638,117

		31,494,432

RHODE ISLAND — 0.1%
Tobacco Settlement Financing Corp., RI, Revenue Series A 5.00%, 6/1/2024	205,000	239,912

SOUTH CAROLINA — 0.6%
Kershaw & Lee County Regional Water Authority Revenue Series A 3.50%, 6/1/2029	275,000	287,892
North Charleston Housing Authority Revenue Series A 5.10%, 8/20/2041	880,000	882,816
Piedmont Municipal Power Agency Revenue Subseries A-2 Zero Coupon, 1/1/2029 (a)(c)	1,275,000	747,494
South Carolina Jobs — Economic Development Authority Revenue 7.00%, 11/1/2033	270,000	293,609

		2,211,811

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

TENNESSEE — 0.8%
Chattanooga Health Educational & Housing Facility Board Revenue Series A 5.25%, 1/1/2045	$150,000	$163,667
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	825,000	875,960
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	115,000	121,918
Shelby County Health Educational & Housing Facilities Board Series A 5.50%, 9/1/2047	400,000	407,320
Sullivan County Health Educational & Housing Facilities Board Revenue Series C 5.25%, 9/1/2036	1,000,000	1,032,420
Tennessee Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2026	215,000	249,108

		2,850,393

TEXAS — 6.3%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	875,000	884,310
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	389,676
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,120,610
Central Texas, Turnpike System Revenue:
Series A Zero Coupon, 8/15/2030 (a)(c)	315,000	173,748
Series C 5.00%, 8/15/2034	1,500,000	1,655,865
Clifton Higher Education Finance Corp. Revenue Series A 3.95%, 12/1/2032	115,000	107,486
Dallas/Fort Worth International Airport Revenue:
Series B 5.00%, 11/1/2022	950,000	1,122,016
Series H 5.00%, 11/1/2027	125,000	139,928
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	225,000	245,257
Series A 6.00%, 8/15/2028	230,000	252,811
Decatur Hospital, TX, Authority Revenue Series A 5.25%, 9/1/2029	335,000	363,006
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	516,015
Fort Bend County Industrial Development Corp. Revenue Series B 4.75%, 11/1/2042	385,000	385,008
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	260,562
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series B 7.00%, 1/1/2043	500,000	592,755
Houston, TX, Airport System Revenue:
4.50%, 7/1/2020	2,150,000	2,267,863
Series A 5.00%, 7/1/2024	100,000	113,688
Series A 6.50%, 7/15/2030	300,000	348,498
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	500,000	547,105
Mesquite Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,000,000	1,024,910
New Hope, Cultural Education Facilities Corp., Revenue:
Series A 5.00%, 4/1/2046	335,000	343,395
Series A 5.00%, 7/1/2047	1,000,000	1,025,540
5.50%, 1/1/2049	1,000,000	997,250
Red River Authority, Pollution Control, Revenue Series B 6.70%, 11/1/2030	500,000	501,685
Red River Health Facilities Development Corp., Revenue Series A 7.50%, 11/15/2034	1,000,000	1,162,180
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
Series C 5.00%, 10/1/2044	1,000,000	1,053,320
5.63%, 11/15/2041	500,000	516,625
Texas Private Activity Bond Surface Transportation Corp., Revenue:
7.00%, 12/31/2038	1,000,000	1,241,550
7.00%, 6/30/2040	100,000	118,847
Texas, Brazos River Authority, Pollution Control Revenue Series D Zero Coupon, 10/1/2029 (f)	1,000,000	57,300
Texas, Municipal Gas Acquisition & Supply Corp. I, Revenue Series A 5.25%, 12/15/2024	100,000	116,668
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue 5.00%, 12/15/2031	470,000	509,870
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,148,730
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	391,346
6.25%, 9/1/2040	370,000	365,834
6.38%, 9/1/2045	505,000	500,632

		22,561,889

UTAH — 0.9%
Salt Lake, UT, Huntsman Cancer Foundation Series A-1 5.00%, 12/1/2033 (f)	1,000,000	1,058,220
Spanish Fork City, UT, American Leadership Academy, Revenue 5.55%, 11/15/2021 (b)	800,000	812,232
Utah, State Charter School Finance Authority Revenue:
Series A 5.80%, 6/15/2038	1,000,000	1,027,430
Series A 7.00%, 7/15/2045	110,000	121,128

		3,019,010

VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Authority, Revenue 5.00%, 10/1/2025	645,000	698,587

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Virgin Islands Water & Power Authority, Revenue:
Series A 4.00%, 7/1/2021	$155,000	$160,640
Series A 5.00%, 7/1/2031	1,170,000	1,170,983

		2,030,210

VIRGINIA — 2.4%
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	341,097
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	2,500,000	2,493,750
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	1,250,000	1,271,538
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	1,086,627
Virginia College Building Authority, Revenue Series A 5.00%, 7/1/2030 (b)	1,375,000	1,432,007
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	527,275
5.50%, 1/1/2042	1,250,000	1,356,688

		8,508,982

WASHINGTON — 0.6%
Everett Public Facilities District Revenue Series A 5.00%, 12/1/2023	420,000	440,744
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	730,226
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	370,000	371,491
Washington, Health Care Facilities Authority Revenue Series D 6.38%, 10/1/2033	205,000	232,552
Washington, State Housing Finance Commission Revenue Series A 7.00%, 7/1/2045 (b)	345,000	355,260

		2,130,273

WISCONSIN — 2.1%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	344,638
Public Finance Authority:
5.00%, 9/1/2030 (b)	800,000	813,984
Series A 5.13%, 10/1/2045	415,000	417,179
5.25%, 4/1/2030	775,000	796,607
5.88%, 4/1/2045	530,000	541,019
Series A 6.20%, 10/1/2042	325,000	348,202
Series A 7.00%, 5/1/2040	630,000	629,836
Series A 8.63%, 6/1/2047	1,000,000	1,191,450
Public Finance Authority Revenue 5.25%, 3/1/2035 (b)	1,250,000	1,251,787
Wisconsin Health & Educational Facilities Authority Revenue:
4.38%, 6/1/2039	470,000	477,454
5.00%, 6/1/2039	185,000	198,638
5.50%, 5/1/2034	350,000	367,311

		7,378,105

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $344,377,620)		350,747,341

	Shares
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Tax Free Money Market Fund 0.00% (g)(h)(i) (Cost $1,833,571)	1,833,571	1,833,571

TOTAL INVESTMENTS — 98.9% (j)
(Cost $346,211,191)		352,580,912
OTHER ASSETS & LIABILITIES — 1.1%		3,890,273

NET ASSETS — 100.0%		$356,471,185

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	2.41%
	National Public Finance Guarantee Corp.	1.33%
	Assured Guaranty Corp.	0.29%
	Assured Guaranty Municipal Corp.	0.08%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 7.4% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(f)	Variable rate security — Rate shown is rate in effect at September 30, 2015. Maturity date shown is the final maturity.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.2%
ARIZONA — 0.8%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$220,000	$258,003
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	110,000	126,747

		384,750

CALIFORNIA — 36.2%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 7.05%, 12/1/2044	140,000	180,870
California, Bay Area Toll Authority Revenue 7.04%, 4/1/2050	455,000	626,658
California, State General Obligation:
7.30%, 10/1/2039	735,000	1,018,350
7.35%, 11/1/2039	385,000	536,282
7.50%, 4/1/2034	845,000	1,183,921
7.55%, 4/1/2039	1,290,000	1,858,116
7.60%, 11/1/2040	910,000	1,331,776
7.63%, 3/1/2040	560,000	803,533
7.70%, 11/1/2030	545,000	665,162
7.95%, 3/1/2036	590,000	707,209
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	125,000	178,492
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	225,000	281,513
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	145,000	176,662
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	190,000	243,246
7.62%, 8/1/2040	135,000	189,317
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	85,000	114,567
6.75%, 8/1/2049	305,000	421,104
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	175,000	234,846
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	30,000	36,115
6.17%, 7/1/2040	200,000	225,222
6.57%, 7/1/2045	360,000	494,716
6.60%, 7/1/2050	85,000	115,312
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	250,000	310,060
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	460,000	551,830
6.76%, 7/1/2034	635,000	838,086
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	150,000	202,168
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	90,000	110,317
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	190,000	241,249
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	235,000	295,924
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	615,000	819,174
6.91%, 10/1/2050	245,000	337,154
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	215,000	261,689
6.00%, 11/1/2040	200,000	242,610
6.95%, 11/1/2050	45,000	62,478
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	230,000	279,864
University of California, Revenue:
5.77%, 5/15/2043	315,000	384,939
5.95%, 5/15/2045	185,000	227,284
6.27%, 5/15/2031	180,000	200,603
6.55%, 5/15/2048	285,000	367,145
6.58%, 5/15/2049	115,000	148,058

		17,503,621

COLORADO — 1.2%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	135,000	178,073
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	160,000	205,830
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	110,000	133,458
Denver, CO, General Obligation 5.65%, 8/1/2030	60,000	68,794

		586,155

CONNECTICUT — 0.8%
Connecticut, State General Obligation 5.09%, 10/1/2030	170,000	188,432
Connecticut, State Special Tax Obligation Revenue 5.46%, 11/1/2030	155,000	182,678

		371,110

DISTRICT OF COLUMBIA — 1.3%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	95,000	116,033
5.59%, 12/1/2034	145,000	178,444
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	110,000	131,732

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Metropolitan Washington, DC, Airport Authority, Dulles Road Revenue 7.46%, 10/1/2046	$175,000	$225,204

		651,413

GEORGIA — 2.9%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	405,000	474,721
6.66%, 4/1/2057	575,000	675,285
7.06%, 4/1/2057	235,000	264,650

		1,414,656

ILLINOIS — 4.8%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	310,000	373,553
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	155,000	194,708
6.85%, 1/1/2038	60,000	66,758
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	190,000	200,220
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	105,000	117,571
Chicago, IL, Water Revenue 6.74%, 11/1/2040	145,000	162,142
Cook County, IL, General Obligation 6.23%, 11/15/2034	130,000	135,481
Illinois, State General Obligation:
6.63%, 2/1/2035	335,000	346,393
6.73%, 4/1/2035	105,000	108,735
7.35%, 7/1/2035	215,000	231,609
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	75,000	92,548
Series A 6.18%, 1/1/2034	250,000	305,770

		2,335,488

INDIANA — 0.3%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	105,000	131,352

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	80,000	88,965

KENTUCKY — 0.4%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	145,000	191,269

MARYLAND — 0.5%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	185,000	227,169

MASSACHUSETTS — 5.1%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	1,080,000	1,182,632
Series D 4.50%, 8/1/2031	270,000	288,754
5.46%, 12/1/2039	410,000	492,972
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	105,000	125,346
5.72%, 8/15/2039	195,000	240,607
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	110,000	127,361

		2,457,672

MICHIGAN — 0.3%
Michigan, State General Obligation Series B 7.63%, 9/15/2027	105,000	122,196

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series F 5.25%, 11/1/2034	135,000	155,237

MISSOURI — 0.9%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	110,000	129,481
University of Missouri, Revenue:
5.79%, 11/1/2041	105,000	134,467
5.96%, 11/1/2039	125,000	156,123

		420,071

NEVADA — 0.7%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	220,000	301,255
6.88%, 7/1/2042	35,000	39,609

		340,864

NEW JERSEY — 6.5%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	515,000	538,350
6.10%, 12/15/2028	200,000	208,364
6.56%, 12/15/2040	45,000	46,972
6.88%, 12/15/2039	385,000	404,289
New Jersey, State Turnpike Authority Revenue:
7.10%, 1/1/2041	580,000	780,732
7.41%, 1/1/2040	705,000	980,429
Rutgers University, Revenue 5.67%, 5/1/2040	155,000	181,677

		3,140,813

NEW YORK — 14.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	40,000	48,405
5.72%, 6/15/2042	165,000	208,878
5.75%, 6/15/2041	190,000	241,228
5.79%, 6/15/2041	225,000	253,019
5.88%, 6/15/2044	230,000	293,940
5.95%, 6/15/2042	180,000	230,031
6.01%, 6/15/2042	235,000	301,479
6.28%, 6/15/2042	5,000	5,773
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	275,000	331,031
5.57%, 11/1/2038	305,000	368,498

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.83%, 7/15/2040	$75,000	$101,914
New York, NY, General Obligation:
5.21%, 10/1/2031	160,000	179,098
5.52%, 10/1/2037	235,000	278,268
5.85%, 6/1/2040	225,000	279,702
6.25%, 6/1/2035	5,000	5,704
6.27%, 12/1/2037	280,000	360,122
6.65%, 12/1/2031	5,000	5,814
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	165,000	197,901
6.09%, 11/15/2040	105,000	133,308
6.55%, 11/15/2031	30,000	37,798
6.65%, 11/15/2039	65,000	83,285
6.67%, 11/15/2039	180,000	233,590
6.69%, 11/15/2040	165,000	212,979
6.81%, 11/15/2040	280,000	369,807
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	360,000	520,204
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	250,000	290,592
5.39%, 3/15/2040	80,000	96,387
5.43%, 3/15/2039	100,000	118,124
5.50%, 3/15/2030	235,000	273,481
5.60%, 3/15/2040	195,000	238,848
5.63%, 3/15/2039	50,000	59,841
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	215,000	261,328
Series C 5.84%, 3/15/2040	150,000	185,378

		6,805,755

NORTH CAROLINA — 0.0% (a)
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	20,000	22,220

OHIO — 4.6%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	285,000	323,181
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	105,000	123,462
6.05%, 2/15/2043	185,000	232,140
Series E 6.27%, 2/15/2050	160,000	190,730
7.50%, 2/15/2050	205,000	270,237
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	215,000	256,744
8.08%, 2/15/2050	265,000	385,443
Ohio, Northeast Regional Sewer District Revenue 6.04%, 11/15/2040	200,000	228,110
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	210,000	235,673

		2,245,720

OREGON — 0.2%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	75,000	95,810

PENNSYLVANIA — 2.4%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	150,000	178,277
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	190,000	207,866
5.35%, 5/1/2030	115,000	126,348
5.45%, 2/15/2030	85,000	97,459
Series B 5.85%, 7/15/2030	30,000	33,988
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	140,000	165,749
6.11%, 12/1/2039	280,000	352,629

		1,162,316

SOUTH CAROLINA — 0.4%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	155,000	195,368

TENNESSEE — 0.7%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	140,000	177,657
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	135,000	159,030

		336,687

TEXAS — 9.4%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	150,000	181,690
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	200,000	228,222
5.02%, 12/1/2048	160,000	187,202
6.00%, 12/1/2044	240,000	314,640
6.25%, 12/1/2034	5,000	5,622
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	211,799
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (b)	265,000	311,277
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	385,000	526,911
8.91%, 2/1/2030	25,000	29,727
San Antonio, TX, Electric & Gas Revenue 5.72%, 2/1/2041	150,000	186,228
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	275,000	359,804
Texas, State General Obligation:
4.63%, 4/1/2033	60,000	66,932
4.68%, 4/1/2040	305,000	346,138
5.52%, 4/1/2039	425,000	537,595

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	$535,000	$612,115
University of Texas, Revenue:
4.79%, 8/15/2046	170,000	195,140
5.13%, 8/15/2042	130,000	155,791
5.26%, 7/1/2039	70,000	86,484
Series B 6.28%, 8/15/2041	5,000	5,648

		4,548,965

UTAH — 0.7%
Utah, State General Obligation 4.55%, 7/1/2024	125,000	143,005
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	160,000	204,653

		347,658

VIRGINIA — 0.8%
University of Virginia, Revenue 6.20%, 9/1/2039	170,000	232,293
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	115,000	133,508

		365,801

WASHINGTON — 1.7%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	195,000	244,623
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	105,000	130,448
Washington, State General Obligation:
5.14%, 8/1/2040	85,000	101,705
Series D 5.48%, 8/1/2039	275,000	334,796

		811,572

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $49,667,530)		47,460,673

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d)(e) (Cost $97,276)	97,276	97,276

TOTAL INVESTMENTS — 98.4% (f)
(Cost $49,764,806)		47,557,949
OTHER ASSETS & LIABILITIES — 1.6%		759,208

NET ASSETS — 100.0%		$48,317,157

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Bond is insured by:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.64%

(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.5%
AUSTRALIA — 4.6%
Commonwealth of Australia:
1.00%, 11/21/2018	AUD	5,492,390	$3,952,350
1.25%, 2/21/2022	AUD	9,419,375	6,980,818
1.25%, 8/21/2040	AUD	2,716,470	1,995,809
2.00%, 8/21/2035	AUD	3,564,220	2,972,792
2.50%, 9/20/2030	AUD	4,524,400	3,939,269
3.00%, 9/20/2025	AUD	3,275,305	2,852,461
4.00%, 8/20/2020	AUD	11,050,000	9,166,719

			31,860,218

BRAZIL — 4.1%
Federal Republic of Brazil:
6.00%, 5/15/2017	BRL	4,723,672	1,168,164
6.00%, 8/15/2018	BRL	10,122,154	2,452,811
6.00%, 5/15/2019	BRL	4,048,862	972,206
6.00%, 8/15/2022	BRL	28,071,420	6,524,474
6.00%, 5/15/2023	BRL	8,097,723	1,869,363
6.00%, 8/15/2024	BRL	23,483,397	5,371,817
6.00%, 5/15/2035	BRL	22,538,661	4,828,913
6.00%, 8/15/2040	BRL	4,858,634	1,024,343
6.00%, 5/15/2045	BRL	5,398,482	1,124,983
6.00%, 5/15/2055	BRL	15,996,875	3,350,997

			28,688,071

CANADA — 4.6%
Government of Canada:
1.25%, 12/1/2047	CAD	1,084,125	939,470
1.50%, 12/1/2044	CAD	4,624,956	4,196,440
2.00%, 12/1/2041	CAD	5,150,520	5,097,889
3.00%, 12/1/2036	CAD	6,427,144	7,124,172
4.00%, 12/1/2031	CAD	5,188,962	6,012,725
4.25%, 12/1/2021	CAD	2,719,779	2,605,324
4.25%, 12/1/2026	CAD	5,580,267	6,064,498

			32,040,518

CHILE — 4.6%
Republic of Chile:
1.50%, 3/1/2026	CLP	557,631,580	790,577
3.00%, 5/1/2017	CLP	1,901,016,750	2,834,778
3.00%, 7/1/2017	CLP	2,864,198,570	4,284,090
3.00%, 1/1/2018	CLP	1,140,610,050	1,726,653
3.00%, 1/1/2020	CLP	633,672,250	985,056
3.00%, 2/1/2021	CLP	1,267,344,500	1,992,886
3.00%, 1/1/2024	CLP	1,749,341,820	2,801,503
3.00%, 3/1/2028	CLP	2,433,301,440	3,994,559
3.00%, 1/1/2030	CLP	4,359,665,082	7,177,613
3.00%, 2/1/2041	CLP	1,267,344,500	2,217,065
3.00%, 1/1/2044	CLP	1,660,221,295	2,920,353

			31,725,133

FRANCE — 15.5%
Republic of France:
0.10%, 3/1/2025	EUR	3,605,668	4,155,487
0.25%, 7/25/2018	EUR	9,520,487	10,948,564
0.25%, 7/25/2024	EUR	2,837,968	3,325,578
0.70%, 7/25/2030 (a)	EUR	5,603,024	6,799,867
1.00%, 7/25/2017	EUR	12,867,041	14,846,339
1.10%, 7/25/2022	EUR	6,115,221	7,588,590
1.30%, 7/25/2019	EUR	4,374,126	5,275,208
1.80%, 7/25/2040	EUR	5,484,960	8,326,715
2.10%, 7/25/2023	EUR	4,341,011	5,811,777
2.25%, 7/25/2020	EUR	13,392,737	17,091,023
3.15%, 7/25/2032	EUR	7,524,960	12,588,009
3.40%, 7/25/2029	EUR	6,326,951	10,401,586

			107,158,743

GERMANY — 4.6%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	8,161,654	9,538,287
0.10%, 4/15/2026	EUR	150,830	177,565
0.10%, 4/15/2046	EUR	1,190,369	1,396,018
0.50%, 4/15/2030	EUR	2,898,575	3,606,807
0.75%, 4/15/2018	EUR	6,335,771	7,283,028
1.75%, 4/15/2020	EUR	8,198,060	10,114,671

			32,116,376

ISRAEL — 4.7%
State of Israel:
0.10%, 10/31/2016	ILS	9,960,700	2,531,754
1.75%, 9/29/2023	ILS	21,944,131	6,125,199
2.75%, 9/30/2022	ILS	1,034,717	306,046
2.75%, 8/30/2041	ILS	15,178,974	4,875,085
4.00%, 7/30/2021	ILS	34,399,411	10,677,904
4.00%, 7/31/2024	ILS	23,866,019	7,846,958

			32,362,946

ITALY — 4.7%
Republic of Italy:
1.70%, 9/15/2018	EUR	1,916,511	2,259,191
2.10%, 9/15/2017	EUR	4,174,632	4,871,049
2.10%, 9/15/2021	EUR	486,446	598,326
2.35%, 9/15/2019	EUR	4,418,040	5,380,907
2.35%, 9/15/2024 (a)	EUR	4,261,518	5,375,792
2.35%, 9/15/2035	EUR	3,101,201	4,094,045
2.55%, 9/15/2041	EUR	758,835	1,024,286
2.60%, 9/15/2023	EUR	3,873,042	4,976,028
3.10%, 9/15/2026	EUR	2,698,232	3,667,289

			32,246,913

JAPAN — 6.1%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	1,465,178,000	12,916,419
0.10%, 3/10/2024	JPY	1,589,288,000	14,023,793
0.10%, 9/10/2024	JPY	500,000,000	4,434,935
0.10%, 3/10/2025	JPY	450,900,000	4,003,189
1.40%, 6/10/2018	JPY	753,375,000	6,976,102

			42,354,438

MEXICO — 4.6%
United Mexican States:
2.00%, 6/9/2022	MXN	113,386,626	6,430,067
2.50%, 12/10/2020	MXN	75,928,939	4,541,444
3.50%, 12/14/2017	MXN	52,566,188	3,298,793
4.00%, 6/13/2019	MXN	21,238,864	1,354,022
4.00%, 11/15/2040	MXN	10,619,432	662,474
4.00%, 11/8/2046	MXN	71,145,946	4,461,803
4.50%, 12/4/2025	MXN	13,274,290	885,542
4.50%, 11/22/2035	MXN	149,999,477	10,052,981

			31,687,126

POLAND — 4.4%
Republic of Poland 2.75%, 8/25/2023	PLN	107,119,707	30,761,446

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

SOUTH AFRICA — 4.4%
Republic of South Africa:
2.00%, 1/31/2025	ZAR	83,307,807	$6,101,913
2.25%, 1/31/2038	ZAR	40,350,656	3,011,670
2.50%, 1/31/2017	ZAR	85,338,881	6,283,335
2.50%, 3/31/2046	ZAR	35,458,352	2,788,631
2.50%, 12/31/2050	ZAR	34,385,097	2,720,417
3.45%, 12/7/2033	ZAR	86,967,602	7,717,046
5.50%, 12/7/2023	ZAR	22,376,060	2,071,160

			30,694,172

SOUTH KOREA — 4.8%
Republic of South Korea:
1.13%, 6/10/2023	KRW	9,913,885,000	8,170,754
1.50%, 6/10/2021	KRW	8,524,160,000	7,230,153
2.75%, 3/10/2017	KRW	4,748,746,000	4,098,669
2.75%, 6/10/2020	KRW	15,593,239,250	13,975,597

			33,475,173

SWEDEN — 4.6%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	36,348,945	4,639,632
0.50%, 6/1/2017	SEK	37,863,203	4,630,808
1.00%, 6/1/2025	SEK	29,028,827	3,986,828
3.50%, 12/1/2028	SEK	61,780,034	11,039,834
4.00%, 12/1/2020	SEK	52,109,918	7,841,034

			32,138,136

TURKEY — 4.3%
Republic of Turkey:
1.00%, 5/3/2023	TRY	5,956,060	1,643,560
2.00%, 10/26/2022	TRY	25,550,053	7,662,273
2.00%, 9/18/2024	TRY	6,622,282	1,941,136
2.00%, 4/16/2025	TRY	7,211,337	2,094,747
2.80%, 11/8/2023	TRY	7,851,762	2,468,790
3.00%, 1/6/2021	TRY	7,120,675	2,298,418
3.00%, 2/23/2022	TRY	13,950,997	4,483,303
3.50%, 2/20/2019	TRY	5,673,550	1,888,841
4.00%, 4/1/2020	TRY	16,829,590	5,680,734

			30,161,802

UNITED KINGDOM — 18.9%
United Kingdom Treasury Bond:
0.13%, 11/22/2019	GBP	408,926	655,410
0.13%, 3/22/2024	GBP	1,706,864	2,799,937
0.13%, 3/22/2046	GBP	1,053,339	2,081,341
0.13%, 3/22/2068	GBP	258,920	669,758
0.25%, 3/22/2052	GBP	3,445,433	7,622,304
0.38%, 3/22/2062	GBP	2,741,500	7,183,733
0.50%, 3/22/2050	GBP	5,635,149	13,070,080
0.63%, 11/22/2042	GBP	3,590,711	7,826,763
0.75%, 3/22/2034	GBP	3,953,280	7,791,287
0.75%, 11/22/2047	GBP	3,734,130	8,921,074
1.13%, 11/22/2037	GBP	1,598,389	3,560,800
1.25%, 11/22/2017	GBP	1,468,423	2,350,634
1.25%, 11/22/2027	GBP	4,530,772	8,646,951
1.25%, 11/22/2032	GBP	3,186,005	6,654,090
1.25%, 11/22/2055	GBP	4,103,866	12,446,910
1.88%, 11/22/2022	GBP	5,029,920	9,228,218
2.00%, 1/26/2035	GBP	3,610,958	8,546,225
2.50%, 4/16/2020	GBP	3,094,047	5,449,814
4.13%, 7/22/2030	GBP	5,835,861	15,370,324

			130,875,653

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $743,933,758)			690,346,864

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (b)(c)(d) (Cost $451,005)		451,005	451,005

TOTAL INVESTMENTS — 99.6% (e)
(Cost $744,384,763)			690,797,869
OTHER ASSETS & LIABILITIES — 0.4%			2,976,776

NET ASSETS — 100.0%			$693,774,645

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.9%
AUSTRALIA — 4.0%
Commonwealth of Australia:
4.25%, 7/21/2017	AUD	3,950,000	$2,891,568
5.50%, 1/21/2018	AUD	4,150,000	3,155,587
6.00%, 2/15/2017	AUD	1,310,000	971,094

			7,018,249

AUSTRIA — 3.2%
Republic of Austria:
3.20%, 2/20/2017 (a)	EUR	1,500,000	1,753,083
4.30%, 9/15/2017 (a)	EUR	1,200,000	1,457,108
4.65%, 1/15/2018 (a)	EUR	2,000,000	2,479,449

			5,689,640

BELGIUM — 4.5%
Kingdom of Belgium:
1.25%, 6/22/2018	EUR	1,700,000	1,969,362
3.50%, 6/28/2017 (a)	EUR	1,700,000	2,019,463
4.00%, 3/28/2017 (a)	EUR	1,325,000	1,571,426
4.00%, 3/28/2018 (a)	EUR	1,220,000	1,503,318
5.50%, 9/28/2017 (a)	EUR	800,000	994,534

			8,058,103

CANADA — 4.6%
Government of Canada:
0.25%, 5/1/2017	CAD	625,000	464,128
0.25%, 11/1/2017	CAD	500,000	370,758
1.00%, 11/1/2016	CAD	1,050,000	787,230
1.25%, 8/1/2017	CAD	250,000	188,903
1.25%, 2/1/2018	CAD	1,000,000	758,164
1.25%, 3/1/2018	CAD	690,000	523,437
1.25%, 9/1/2018	CAD	700,000	532,625
1.50%, 2/1/2017	CAD	1,400,000	1,057,806
1.50%, 3/1/2017	CAD	1,000,000	756,180
1.50%, 9/1/2017	CAD	1,425,000	1,082,434
4.00%, 6/1/2017	CAD	1,000,000	788,707
4.25%, 6/1/2018	CAD	1,000,000	818,736

			8,129,108

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
6.00%, 6/1/2017	CLP	75,000,000	111,010
6.00%, 6/1/2018	CLP	45,000,000	67,691

			178,701

CZECH REPUBLIC — 0.9%
Czech Republic Government Bond:
Zero Coupon, 11/9/2017 (b)	CZK	4,750,000	195,932
0.85%, 3/17/2018	CZK	6,500,000	273,482
4.00%, 4/11/2017	CZK	13,000,000	568,745
4.60%, 8/18/2018	CZK	11,500,000	536,310

			1,574,469

DENMARK — 1.5%
Kingdom of Denmark:
2.50%, 11/15/2016	DKK	8,740,000	1,347,050
4.00%, 11/15/2017	DKK	8,175,000	1,329,871

			2,676,921

FINLAND — 1.6%
Finland Government Bond:
1.13%, 9/15/2018 (a)	EUR	500,000	579,034
1.88%, 4/15/2017 (a)	EUR	800,000	922,183
3.88%, 9/15/2017 (a)	EUR	1,150,000	1,387,024

			2,888,241

FRANCE — 5.5%
French Treasury Note:
1.00%, 7/25/2017	EUR	600,000	684,183
1.75%, 2/25/2017	EUR	1,100,000	1,261,275
Republic of France:
Zero Coupon, 2/25/2018 (b)	EUR	735,000	822,987
0.25%, 11/25/2016	EUR	1,100,000	1,234,149
1.00%, 5/25/2018	EUR	850,000	976,588
3.75%, 4/25/2017	EUR	1,500,000	1,777,683
4.00%, 4/25/2018	EUR	950,000	1,172,631
4.25%, 10/25/2017	EUR	1,350,000	1,644,776
5.00%, 10/25/2016	EUR	100,000	117,805

			9,692,077

GERMANY — 5.2%
Federal Republic of Germany:
Zero Coupon, 12/16/2016 (b)	EUR	300,000	335,816
Zero Coupon, 3/10/2017 (b)	EUR	465,000	520,717
Zero Coupon, 6/16/2017 (b)	EUR	500,000	560,497
Zero Coupon, 9/15/2017 (b)	EUR	250,000	280,440
0.25%, 4/13/2018	EUR	400,000	452,014
0.50%, 4/7/2017	EUR	710,000	801,421
0.50%, 10/13/2017	EUR	650,000	736,642
0.50%, 2/23/2018	EUR	675,000	766,747
0.75%, 2/24/2017	EUR	600,000	679,160
1.25%, 10/14/2016	EUR	500,000	566,792
3.75%, 1/4/2017	EUR	1,000,000	1,172,989
4.00%, 1/4/2018	EUR	675,000	825,815
4.25%, 7/4/2017	EUR	750,000	903,551
4.25%, 7/4/2018	EUR	500,000	627,002

			9,229,603

HONG KONG — 0.4%
Hong Kong Government Bond Programme:
0.83%, 11/6/2017	HKD	750,000	97,562
0.97%, 12/8/2016	HKD	750,000	97,653
1.02%, 4/10/2017	HKD	4,150,000	541,434

			736,649

IRELAND — 0.7%
Ireland Government Bond 5.50%, 10/18/2017	EUR	955,000	1,189,996

ISRAEL — 1.0%
Israel Government Bond — Fixed:
1.25%, 10/31/2017	ILS	1,700,000	442,283
4.00%, 1/31/2018	ILS	2,150,000	594,982
5.50%, 2/28/2017	ILS	2,775,000	760,300

			1,797,565

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

ITALY — 5.9%
Italy Buoni Poliennali Del Tesoro 0.75%, 1/15/2018	EUR	1,400,000	$1,581,260
Italy Certificati di Credito del Tesoro:
Zero Coupon, 2/27/2017 (b)	EUR	600,000	668,627
Zero Coupon, 8/30/2017 (b)	EUR	350,000	389,214
Republic of Italy:
0.25%, 5/15/2018	EUR	750,000	836,340
1.15%, 5/15/2017	EUR	750,000	851,170
1.50%, 12/15/2016	EUR	450,000	510,921
2.75%, 11/15/2016	EUR	500,000	574,934
3.50%, 11/1/2017	EUR	700,000	835,290
3.50%, 6/1/2018	EUR	500,000	605,511
4.00%, 2/1/2017	EUR	850,000	998,211
4.50%, 2/1/2018	EUR	450,000	552,192
4.50%, 8/1/2018	EUR	500,000	623,984
4.75%, 5/1/2017	EUR	600,000	718,576
4.75%, 6/1/2017	EUR	600,000	720,840

			10,467,070

JAPAN — 23.0%
Government of Japan 2 Year Bond:
0.10%, 10/15/2016	JPY	30,000,000	250,724
0.10%, 11/15/2016	JPY	300,000,000	2,507,360
0.10%, 12/15/2016	JPY	325,000,000	2,716,524
0.10%, 1/15/2017	JPY	150,000,000	1,253,855
0.10%, 3/15/2017	JPY	130,000,000	1,086,751
0.10%, 4/15/2017	JPY	400,000,000	3,344,015
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	400,000,000	3,345,786
0.10%, 3/20/2018	JPY	225,000,000	1,882,549
0.20%, 3/20/2017	JPY	150,000,000	1,255,897
0.20%, 6/20/2017	JPY	330,000,000	2,764,186
0.20%, 9/20/2017	JPY	200,000,000	1,675,849
0.20%, 12/20/2017	JPY	400,000,000	3,353,167
0.20%, 9/20/2018	JPY	250,000,000	2,098,485
0.30%, 12/20/2016	JPY	65,000,000	544,629
0.30%, 3/20/2017	JPY	310,000,000	2,599,299
0.30%, 6/20/2018	JPY	250,000,000	2,103,494
0.30%, 9/20/2018	JPY	230,000,000	1,936,309
0.40%, 6/20/2018	JPY	220,000,000	1,856,072
Government of Japan 10 Year Bond:
1.40%, 3/20/2018	JPY	250,000,000	2,158,498
1.70%, 9/20/2017	JPY	250,000,000	2,156,327

			40,889,776

LATVIA — 0.1%
Republic of Latvia 5.50%, 3/5/2018	EUR	75,000	94,753

LITHUANIA — 0.2%
Lithuania Government International Bond 4.85%, 2/7/2018	EUR	215,000	266,863

MALAYSIA — 2.5%
Malaysia Government Bond:
3.31%, 10/31/2017	MYR	5,300,000	1,203,962
3.39%, 3/15/2017	MYR	5,075,000	1,154,938
4.01%, 9/15/2017	MYR	2,750,000	632,493
Malaysia Government Investment Issue:
3.51%, 5/15/2018	MYR	1,475,000	333,071
3.68%, 11/23/2017	MYR	5,200,000	1,183,512

			4,507,976

MEXICO — 3.2%
Mexican Bonos:
4.75%, 6/14/2018	MXN	32,800,000	1,942,622
5.00%, 6/15/2017	MXN	13,400,000	803,496
7.25%, 12/15/2016	MXN	22,100,000	1,357,280
7.75%, 12/14/2017	MXN	24,300,000	1,541,789

			5,645,187

NETHERLANDS — 4.6%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2018 (a)(b)	EUR	740,000	829,221
0.50%, 4/15/2017 (a)	EUR	1,000,000	1,128,818
1.25%, 1/15/2018 (a)	EUR	1,600,000	1,844,773
2.50%, 1/15/2017 (a)	EUR	1,295,000	1,496,551
4.00%, 7/15/2018 (a)	EUR	1,000,000	1,245,284
4.50%, 7/15/2017 (a)	EUR	1,300,000	1,573,717

			8,118,364

NEW ZEALAND — 0.7%
New Zealand Government Bond 6.00%, 12/15/2017	NZD	1,870,000	1,284,766

NORWAY — 0.7%
Norway Government Bond 4.25%, 5/19/2017 (a)	NOK	10,265,000	1,275,664

POLAND — 2.8%
Poland Government Bond:
Zero Coupon, 7/25/2017 (b)	PLN	2,100,000	535,344
2.50%, 7/25/2018	PLN	3,500,000	933,795
3.75%, 4/25/2018	PLN	3,000,000	824,683
4.75%, 10/25/2016	PLN	3,400,000	922,595
4.75%, 4/25/2017	PLN	2,900,000	797,652
5.25%, 10/25/2017	PLN	3,700,000	1,040,914

			5,054,983

SINGAPORE — 1.0%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	800,000	549,124
2.38%, 4/1/2017	SGD	1,000,000	714,424
4.00%, 9/1/2018	SGD	725,000	546,083

			1,809,631

SLOVAKIA — 0.5%
Slovakia Government Bond 4.63%, 1/19/2017	EUR	500,000	591,562
Slovakia Government International Bond 4.38%, 5/15/2017	EUR	300,000	358,685

			950,247

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

SLOVENIA — 0.4%
Slovenia Government Bond 1.75%, 10/9/2017	EUR	250,000	$288,243
Slovenia Government International Bond 4.70%, 11/1/2016 (a)	EUR	400,000	468,075

			756,318

SOUTH AFRICA — 0.4%
South Africa Government Bond 8.25%, 9/15/2017	ZAR	10,750,000	791,272

SOUTH KOREA — 4.6%
Korea Treasury Bond:
1.63%, 6/10/2018	KRW	1,000,000	844,820
2.00%, 12/10/2017	KRW	2,280,000,000	1,941,337
2.75%, 6/10/2017	KRW	2,325,000,000	2,000,316
3.00%, 12/10/2016	KRW	1,600,000	1,372,945
3.25%, 9/10/2018	KRW	1,000,000	883,730
3.50%, 3/10/2017	KRW	1,285,000,000	1,114,021

			8,157,169

SPAIN — 4.5%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	850,000	946,057
0.50%, 10/31/2017	EUR	1,000,000	1,122,882
2.10%, 4/30/2017	EUR	1,150,000	1,323,546
3.80%, 1/31/2017 (a)	EUR	1,000,000	1,171,437
4.10%, 7/30/2018 (a)	EUR	400,000	493,049
4.25%, 10/31/2016	EUR	975,000	1,137,917
4.50%, 1/31/2018	EUR	1,025,000	1,255,416
5.50%, 7/30/2017 (a)	EUR	475,000	581,952

			8,032,256

SWEDEN — 0.7%
Kingdom of Sweden 3.75%, 8/12/2017	SEK	9,700,000	1,248,310

SWITZERLAND — 1.5%
Switzerland Government Bond:
2.00%, 10/12/2016	CHF	565,000	594,953
3.00%, 1/8/2018	CHF	1,795,000	1,998,915
3.00%, 1/8/2018	CHF	100,000	111,360

			2,705,228

THAILAND — 1.4%
Thailand Government Bond:
3.25%, 6/16/2017	THB	72,000,000	2,042,165
4.13%, 11/18/2016	THB	17,000,000	481,803

			2,523,968

TURKEY — 1.4%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	2,450,000	729,275
8.20%, 11/16/2016	TRY	1,800,000	575,626
8.30%, 6/20/2018	TRY	1,300,000	401,453
9.00%, 3/8/2017	TRY	2,250,000	723,805

			2,430,159

UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	1,025,000	1,565,241
1.25%, 7/22/2018	GBP	1,500,000	2,302,162
1.75%, 1/22/2017	GBP	270,000	415,772
5.00%, 3/7/2018	GBP	1,575,000	2,640,766
8.75%, 8/25/2017	GBP	700,000	1,227,095

			8,151,036

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $187,385,072)			174,020,318

	Shares
SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d)(e) (Cost $1,643,074)		1,643,074	1,643,074

TOTAL INVESTMENTS — 98.8% (f)
(Cost $189,028,146)			175,663,392
OTHER ASSETS & LIABILITIES — 1.2% (g)			2,088,814

NET ASSETS — 100.0%			$177,752,206

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 15.1% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(g)	Amount shown represents less than 0.05% of net assets.

At September 30, 2015, open forward foreign currency contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Bank of America, N.A.	USD	1,495,551	RUB	100,000,000	10/30/2015	15,182

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

CLP — Chilean Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.6%
AUSTRALIA — 3.7%
Commonwealth of Australia:
1.75%, 11/21/2020	AUD	1,620,000	$1,117,179
2.75%, 10/21/2019	AUD	2,700,000	1,955,991
2.75%, 4/21/2024	AUD	5,500,000	3,919,925
2.75%, 6/21/2035	AUD	1,000,000	655,452
3.25%, 10/21/2018	AUD	4,350,000	3,182,478
3.25%, 4/21/2025	AUD	5,000,000	3,696,855
3.25%, 4/21/2029	AUD	2,245,000	1,632,677
3.75%, 4/21/2037	AUD	1,800,000	1,364,757
4.25%, 7/21/2017	AUD	3,965,000	2,902,548
4.25%, 4/21/2026	AUD	3,850,000	3,087,367
4.50%, 4/15/2020	AUD	4,720,000	3,672,799
4.50%, 4/21/2033	AUD	2,000,000	1,674,298
4.75%, 4/21/2027	AUD	4,500,000	3,775,845
5.25%, 3/15/2019	AUD	4,770,000	3,728,689
5.50%, 1/21/2018	AUD	4,700,000	3,573,797
5.50%, 4/21/2023	AUD	4,250,000	3,609,948
5.75%, 5/15/2021	AUD	5,500,000	4,588,966
5.75%, 7/15/2022	AUD	1,875,000	1,595,758
5.75%, 7/15/2022	AUD	2,050,000	1,744,696
6.00%, 2/15/2017	AUD	4,850,000	3,595,272

			55,075,297

AUSTRIA — 3.5%
Republic of Austria:
0.25%, 10/18/2019 (a)	EUR	2,850,000	3,216,611
1.15%, 10/19/2018 (a)	EUR	1,925,000	2,233,305
1.20%, 10/20/2025 (a)	EUR	1,700,000	1,953,635
1.65%, 10/21/2024 (a)	EUR	2,000,000	2,412,099
1.75%, 10/20/2023 (a)	EUR	1,750,000	2,136,466
1.95%, 6/18/2019 (a)	EUR	1,450,000	1,739,311
2.40%, 5/23/2034 (a)	EUR	1,000,000	1,300,721
3.15%, 6/20/2044 (a)	EUR	1,200,000	1,816,361
3.20%, 2/20/2017 (a)	EUR	2,100,000	2,454,317
3.40%, 11/22/2022 (a)	EUR	2,000,000	2,701,168
3.50%, 9/15/2021 (a)	EUR	3,200,000	4,260,987
3.65%, 4/20/2022 (a)	EUR	1,725,000	2,340,482
3.65%, 4/20/2022 (a)	EUR	25,000	33,920
3.80%, 1/26/2062 (a)	EUR	950,000	1,767,513
3.90%, 7/15/2020 (a)	EUR	300,000	396,286
3.90%, 7/15/2020 (a)	EUR	2,300,000	3,038,189
4.15%, 3/15/2037 (a)	EUR	2,900,000	4,825,904
4.30%, 9/15/2017 (a)	EUR	1,625,000	1,973,167
4.35%, 3/15/2019 (a)	EUR	2,300,000	2,961,466
4.65%, 1/15/2018 (a)	EUR	2,500,000	3,099,312
4.85%, 3/15/2026 (a)	EUR	1,800,000	2,798,603
6.25%, 7/15/2027	EUR	1,520,000	2,678,389

			52,138,212

BELGIUM — 4.5%
Kingdom of Belgium:
0.80%, 6/22/2025 (a)	EUR	2,200,000	2,431,857
1.00%, 6/22/2031 (a)	EUR	1,850,000	1,922,091
1.25%, 6/22/2018	EUR	2,150,000	2,490,664
1.90%, 6/22/2038 (a)	EUR	1,000,000	1,144,367
2.25%, 6/22/2023	EUR	2,330,000	2,934,448
2.60%, 6/22/2024 (a)	EUR	2,425,000	3,135,138
3.00%, 9/28/2019	EUR	2,500,000	3,124,332
3.00%, 6/22/2034 (a)	EUR	1,000,000	1,369,361
3.50%, 6/28/2017 (a)	EUR	2,175,000	2,583,725
3.75%, 9/28/2020 (a)	EUR	3,600,000	4,743,837
3.75%, 6/22/2045	EUR	1,400,000	2,239,139
4.00%, 3/28/2017 (a)	EUR	3,700,000	4,388,132
4.00%, 3/28/2018 (a)	EUR	1,750,000	2,156,399
4.00%, 3/28/2019	EUR	2,000,000	2,549,514
4.00%, 3/28/2022	EUR	2,300,000	3,170,440
4.00%, 3/28/2032	EUR	1,400,000	2,135,810
4.25%, 9/28/2021 (a)	EUR	2,600,000	3,589,850
4.25%, 9/28/2022	EUR	2,540,000	3,581,132
4.25%, 3/28/2041 (a)	EUR	2,500,000	4,224,726
4.50%, 3/28/2026 (a)	EUR	1,550,000	2,340,964
5.00%, 3/28/2035 (a)	EUR	3,000,000	5,244,388
5.50%, 9/28/2017 (a)	EUR	1,300,000	1,616,117
5.50%, 3/28/2028	EUR	3,000,000	5,023,592

			68,140,023

CANADA — 4.5%
Canada Government International Bond 2.75%, 12/1/2064	CAD	1,200,000	1,043,607
Government of Canada:
0.25%, 5/1/2017	CAD	2,080,000	1,544,618
0.25%, 11/1/2017	CAD	2,125,000	1,575,721
0.75%, 9/1/2020	CAD	2,500,000	1,858,731
1.00%, 11/1/2016	CAD	2,100,000	1,574,460
1.25%, 8/1/2017	CAD	4,950,000	3,740,283
1.25%, 2/1/2018	CAD	1,750,000	1,326,786
1.25%, 3/1/2018	CAD	2,500,000	1,896,509
1.25%, 9/1/2018	CAD	2,000,000	1,521,787
1.50%, 2/1/2017	CAD	3,725,000	2,814,519
1.50%, 3/1/2017	CAD	2,650,000	2,003,876
1.50%, 9/1/2017	CAD	2,500,000	1,899,008
1.50%, 3/1/2020	CAD	2,100,000	1,619,523
1.50%, 6/1/2023	CAD	5,250,000	3,989,836
1.50%, 6/1/2026	CAD	1,000,000	738,338
1.75%, 3/1/2019	CAD	2,600,000	2,014,181
1.75%, 9/1/2019	CAD	2,200,000	1,709,164
2.25%, 6/1/2025	CAD	2,500,000	1,998,023
2.50%, 6/1/2024	CAD	3,000,000	2,450,503
2.75%, 6/1/2022	CAD	2,800,000	2,306,350
2.75%, 12/1/2048	CAD	1,600,000	1,337,307
3.25%, 6/1/2021	CAD	2,350,000	1,973,162
3.50%, 6/1/2020	CAD	2,500,000	2,097,430
3.50%, 12/1/2045	CAD	3,200,000	3,058,701
3.75%, 6/1/2019	CAD	3,625,000	3,009,640
4.00%, 6/1/2017	CAD	2,300,000	1,814,027
4.00%, 6/1/2041	CAD	2,900,000	2,910,361
4.25%, 6/1/2018	CAD	1,750,000	1,432,789
5.00%, 6/1/2037	CAD	3,300,000	3,654,860
5.75%, 6/1/2029	CAD	2,300,000	2,526,209
5.75%, 6/1/2033	CAD	3,000,000	3,460,909
8.00%, 6/1/2027	CAD	1,000,000	1,246,356

			68,147,574

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
4.50%, 6/1/2020	CLP	150,000,000	217,268
6.00%, 3/1/2022	CLP	400,000,000	624,146

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Chile Government International Bond 5.50%, 8/5/2020	CLP	220,000,000	$326,214

			1,167,628

CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Zero Coupon, 11/9/2017 (b)	CZK	8,500,000	350,615
0.85%, 3/17/2018	CZK	19,000,000	799,408
1.50%, 10/29/2019	CZK	31,300,000	1,364,760
2.40%, 9/17/2025	CZK	8,000,000	382,796
2.50%, 8/25/2028	CZK	12,000,000	582,085
3.75%, 9/12/2020	CZK	11,150,000	542,411
3.85%, 9/29/2021	CZK	12,500,000	629,506
4.00%, 4/11/2017	CZK	2,700,000	118,124
4.20%, 12/4/2036	CZK	5,000,000	299,609
4.60%, 8/18/2018	CZK	4,000,000	186,543
4.70%, 9/12/2022	CZK	11,000,000	590,329
4.85%, 11/26/2057	CZK	3,000,000	205,412
5.00%, 4/11/2019	CZK	37,500,000	1,815,565
5.70%, 5/25/2024	CZK	20,000,000	1,189,226

			9,056,389

DENMARK — 1.5%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	14,110,000	2,265,692
1.75%, 11/15/2025	DKK	10,950,000	1,774,433
2.50%, 11/15/2016	DKK	11,440,000	1,763,187
3.00%, 11/15/2021	DKK	22,450,000	3,890,373
4.00%, 11/15/2017	DKK	11,300,000	1,838,231
4.00%, 11/15/2019	DKK	22,000,000	3,812,484
4.50%, 11/15/2039	DKK	26,900,000	6,603,130
7.00%, 11/10/2024	DKK	4,700,000	1,097,859

			23,045,389

FINLAND — 1.3%
Finland Government Bond:
0.38%, 9/15/2020 (a)	EUR	1,550,000	1,752,842
0.75%, 4/15/2031 (a)	EUR	400,000	413,547
0.88%, 9/15/2025 (a)	EUR	800,000	893,412
1.13%, 9/15/2018 (a)	EUR	2,500,000	2,895,172
1.50%, 4/15/2023 (a)	EUR	250,000	299,398
1.63%, 9/15/2022 (a)	EUR	825,000	996,512
1.88%, 4/15/2017 (a)	EUR	950,000	1,095,092
2.00%, 4/15/2024 (a)	EUR	1,740,000	2,156,701
2.63%, 7/4/2042 (a)	EUR	800,000	1,137,798
2.75%, 7/4/2028 (a)	EUR	1,650,000	2,212,090
3.38%, 4/15/2020 (a)	EUR	3,450,000	4,427,180
3.50%, 4/15/2021 (a)	EUR	325,000	428,660
4.00%, 7/4/2025 (a)	EUR	800,000	1,162,435
4.38%, 7/4/2019 (a)	EUR	100,000	130,144

			20,000,983

FRANCE — 6.5%
French Treasury Note:
1.00%, 7/25/2017	EUR	2,000,000	2,280,609
1.75%, 2/25/2017	EUR	2,700,000	3,095,857
Republic of France:
Zero Coupon, 2/25/2018 (b)	EUR	1,000,000	1,119,710
Zero Coupon, 5/25/2020 (b)	EUR	1,400,000	1,552,435
0.25%, 11/25/2016	EUR	2,525,000	2,832,933
0.50%, 11/25/2019	EUR	1,750,000	1,988,978
0.50%, 5/25/2025	EUR	2,400,000	2,580,583
1.00%, 5/25/2018	EUR	1,900,000	2,182,961
1.00%, 11/25/2018	EUR	1,700,000	1,960,747
1.00%, 5/25/2019	EUR	1,700,000	1,967,096
1.00%, 11/25/2025	EUR	500,000	559,106
1.75%, 5/25/2023	EUR	2,250,000	2,732,981
1.75%, 11/25/2024	EUR	2,250,000	2,720,061
2.25%, 10/25/2022	EUR	1,900,000	2,382,111
2.25%, 5/25/2024	EUR	2,300,000	2,898,309
2.50%, 10/25/2020	EUR	2,600,000	3,239,763
2.50%, 5/25/2030	EUR	2,950,000	3,766,131
2.75%, 10/25/2027	EUR	2,400,000	3,139,958
3.00%, 4/25/2022	EUR	2,500,000	3,261,681
3.25%, 10/25/2021	EUR	3,000,000	3,934,646
3.25%, 5/25/2045	EUR	1,300,000	1,897,752
3.50%, 4/25/2020	EUR	2,000,000	2,576,304
3.50%, 4/25/2026	EUR	1,900,000	2,649,844
3.75%, 4/25/2017	EUR	1,350,000	1,599,915
3.75%, 10/25/2019	EUR	2,000,000	2,568,263
3.75%, 4/25/2021	EUR	2,000,000	2,663,715
4.00%, 4/25/2018	EUR	1,275,000	1,573,795
4.00%, 10/25/2038	EUR	1,850,000	2,947,173
4.00%, 4/25/2060	EUR	1,400,000	2,444,846
4.25%, 10/25/2017	EUR	2,000,000	2,436,706
4.25%, 10/25/2018	EUR	2,000,000	2,529,314
4.25%, 4/25/2019	EUR	3,750,000	4,822,968
4.25%, 10/25/2023	EUR	2,750,000	3,950,183
4.50%, 4/25/2041	EUR	1,700,000	2,955,740
4.75%, 4/25/2035	EUR	1,800,000	3,059,645
5.00%, 10/25/2016	EUR	925,000	1,089,692
5.50%, 4/25/2029	EUR	2,900,000	4,928,132
6.00%, 10/25/2025	EUR	100,000	166,522

			97,057,165

GERMANY — 4.6%
Federal Republic of Germany:
Zero Coupon, 12/16/2016 (b)	EUR	1,400,000	1,567,144
Zero Coupon, 3/10/2017 (b)	EUR	1,000,000	1,119,822
Zero Coupon, 6/16/2017 (b)	EUR	1,150,000	1,289,143
0.25%, 4/13/2018	EUR	1,000,000	1,130,035
0.25%, 10/11/2019	EUR	1,050,000	1,189,792
0.25%, 10/16/2020	EUR	1,000,000	1,130,209
0.50%, 4/7/2017	EUR	1,200,000	1,354,515
0.50%, 10/13/2017	EUR	1,700,000	1,926,601
0.50%, 2/23/2018	EUR	1,040,000	1,181,358
0.50%, 4/12/2019	EUR	1,000,000	1,142,806
0.50%, 2/15/2025	EUR	1,700,000	1,892,332
0.75%, 2/24/2017	EUR	1,120,000	1,267,765
1.00%, 10/12/2018	EUR	1,200,000	1,388,580
1.00%, 2/22/2019	EUR	1,000,000	1,161,012
1.00%, 8/15/2024	EUR	1,200,000	1,403,384
1.00%, 8/15/2025	EUR	1,000,000	1,159,954
1.25%, 10/14/2016	EUR	250,000	283,396
1.50%, 9/4/2022	EUR	1,300,000	1,580,756

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

1.50%, 2/15/2023	EUR	1,100,000	$1,339,781
1.50%, 5/15/2023	EUR	1,000,000	1,219,125
1.50%, 5/15/2024	EUR	1,700,000	2,073,809
1.75%, 7/4/2022	EUR	1,000,000	1,234,791
1.75%, 2/15/2024	EUR	1,450,000	1,802,992
2.00%, 1/4/2022	EUR	1,400,000	1,746,976
2.00%, 8/15/2023	EUR	1,600,000	2,021,416
2.25%, 9/4/2020	EUR	500,000	621,182
2.25%, 9/4/2021	EUR	1,000,000	1,259,537
2.50%, 1/4/2021	EUR	1,500,000	1,894,354
2.50%, 7/4/2044	EUR	1,000,000	1,439,683
2.50%, 8/15/2046	EUR	600,000	866,931
3.00%, 7/4/2020	EUR	1,500,000	1,917,534
3.25%, 1/4/2020	EUR	750,000	956,867
3.25%, 7/4/2021	EUR	1,530,000	2,021,576
3.25%, 7/4/2042	EUR	1,000,000	1,616,979
3.50%, 7/4/2019	EUR	2,000,000	2,538,302
3.75%, 1/4/2017	EUR	1,200,000	1,407,586
4.00%, 1/4/2018	EUR	2,100,000	2,569,202
4.00%, 1/4/2037	EUR	1,500,000	2,550,951
4.25%, 7/4/2017	EUR	1,590,000	1,915,528
4.25%, 7/4/2018	EUR	490,000	614,462
4.25%, 7/4/2039	EUR	650,000	1,175,022
4.75%, 7/4/2034	EUR	1,500,000	2,706,623
4.75%, 7/4/2040	EUR	1,025,000	1,997,976
5.50%, 1/4/2031	EUR	1,000,000	1,831,094
5.63%, 1/4/2028	EUR	900,000	1,577,579
6.50%, 7/4/2027	EUR	450,000	831,881

			68,918,343

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.97%, 12/8/2016	HKD	3,100,000	403,633
1.02%, 4/10/2017	HKD	1,900,000	247,885
1.10%, 1/17/2023	HKD	3,300,000	417,323
1.47%, 2/20/2019	HKD	6,500,000	859,260

			1,928,101

IRELAND — 1.7%
Ireland Government Bond:
0.80%, 3/15/2022	EUR	1,025,000	1,154,156
2.00%, 2/18/2045	EUR	1,000,000	1,062,877
2.40%, 5/15/2030	EUR	1,400,000	1,693,177
3.40%, 3/18/2024	EUR	3,000,000	3,979,988
3.90%, 3/20/2023	EUR	3,875,000	5,271,187
4.40%, 6/18/2019	EUR	2,320,000	3,010,473
4.50%, 10/18/2018	EUR	2,050,000	2,604,016
5.00%, 10/18/2020	EUR	150,000	206,233
5.40%, 3/13/2025	EUR	1,100,000	1,680,224
5.50%, 10/18/2017	EUR	1,200,000	1,495,283
5.90%, 10/18/2019	EUR	3,000,000	4,121,707

			26,279,321

ISRAEL — 0.7%
Israel Government Bond — Fixed:
1.25%, 10/31/2017	ILS	4,300,000	1,118,716
1.75%, 8/31/2025	ILS	200,000	48,919
2.25%, 5/31/2019	ILS	4,000,000	1,077,651
3.75%, 3/31/2024	ILS	7,800,000	2,268,707
4.00%, 1/31/2018	ILS	9,250,000	2,559,806
4.25%, 3/31/2023	ILS	5,400,000	1,620,833
5.00%, 1/31/2020	ILS	4,500,000	1,348,286
5.50%, 1/31/2042	ILS	2,700,000	952,923

			10,995,841

ITALY — 6.5%
Italy Certificati di Credito del Tesoro Zero Coupon, 2/27/2017 (b)	EUR	1,100,000	1,225,817
Republic of Italy:
0.25%, 5/15/2018	EUR	425,000	473,926
0.70%, 5/1/2020	EUR	775,000	863,216
1.05%, 12/1/2019	EUR	1,000,000	1,134,601
1.15%, 5/15/2017	EUR	1,325,000	1,503,733
1.35%, 4/15/2022	EUR	1,400,000	1,575,711
1.50%, 12/15/2016	EUR	1,000,000	1,135,381
1.50%, 8/1/2019	EUR	1,700,000	1,964,732
1.50%, 6/1/2025	EUR	2,000,000	2,190,787
1.65%, 3/1/2032 (a)	EUR	1,000,000	1,029,606
2.00%, 12/1/2025	EUR	300,000	339,396
2.15%, 12/15/2021	EUR	1,000,000	1,182,758
2.50%, 5/1/2019	EUR	1,750,000	2,093,108
2.50%, 12/1/2024	EUR	1,600,000	1,908,269
2.75%, 11/15/2016	EUR	750,000	862,402
3.25%, 9/1/2046 (a)	EUR	700,000	851,894
3.50%, 11/1/2017	EUR	1,250,000	1,491,589
3.50%, 6/1/2018	EUR	2,200,000	2,664,250
3.50%, 12/1/2018	EUR	2,000,000	2,451,771
3.50%, 3/1/2030 (a)	EUR	1,250,000	1,617,610
3.75%, 3/1/2021	EUR	1,000,000	1,281,492
3.75%, 5/1/2021	EUR	1,000,000	1,282,514
3.75%, 8/1/2021	EUR	2,350,000	3,020,243
3.75%, 9/1/2024	EUR	1,500,000	1,962,916
4.00%, 2/1/2017	EUR	1,200,000	1,409,239
4.00%, 9/1/2020	EUR	1,000,000	1,287,980
4.00%, 2/1/2037	EUR	1,500,000	2,056,051
4.25%, 2/1/2019	EUR	1,750,000	2,200,082
4.25%, 9/1/2019	EUR	1,350,000	1,721,401
4.25%, 3/1/2020	EUR	1,500,000	1,934,376
4.50%, 2/1/2018	EUR	2,000,000	2,454,186
4.50%, 8/1/2018	EUR	1,475,000	1,840,751
4.50%, 3/1/2019	EUR	2,250,000	2,856,494
4.50%, 2/1/2020	EUR	1,750,000	2,272,472
4.50%, 5/1/2023	EUR	1,450,000	1,973,835
4.50%, 3/1/2024	EUR	1,800,000	2,466,779
4.50%, 3/1/2026	EUR	1,550,000	2,167,101
4.75%, 5/1/2017	EUR	1,550,000	1,856,321
4.75%, 6/1/2017	EUR	1,200,000	1,441,679
4.75%, 9/1/2021	EUR	1,400,000	1,890,145
4.75%, 8/1/2023 (a)	EUR	900,000	1,247,483
4.75%, 9/1/2028 (a)	EUR	1,000,000	1,448,335
4.75%, 9/1/2044 (a)	EUR	1,000,000	1,549,459
5.00%, 3/1/2022	EUR	2,000,000	2,760,304
5.00%, 3/1/2025 (a)	EUR	1,750,000	2,511,581
5.00%, 8/1/2034	EUR	1,100,000	1,691,164
5.00%, 8/1/2039	EUR	1,550,000	2,435,671
5.00%, 9/1/2040	EUR	1,150,000	1,805,747
5.25%, 11/1/2029	EUR	1,750,000	2,681,893
5.50%, 9/1/2022	EUR	1,500,000	2,137,674
5.50%, 11/1/2022	EUR	1,500,000	2,140,185
5.75%, 2/1/2033	EUR	1,500,000	2,469,099

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

6.00%, 5/1/2031	EUR	1,450,000	$2,412,518
6.50%, 11/1/2027	EUR	1,700,000	2,799,800

			98,027,527

JAPAN — 23.0%
Government of Japan 2 Year Bond:
0.10%, 10/15/2016	JPY	—	—
0.10%, 1/15/2017	JPY	280,000,000	2,340,530
0.10%, 3/15/2017	JPY	185,000,000	1,546,530
0.10%, 4/15/2017	JPY	140,000,000	1,170,405
0.10%, 5/15/2017	JPY	300,000,000	2,508,187
0.10%, 6/15/2017	JPY	340,000,000	2,842,754
0.10%, 8/15/2017	JPY	215,000,000	1,797,857
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	500,000,000	4,182,232
0.10%, 3/20/2018	JPY	540,000,000	4,518,118
0.10%, 6/20/2019	JPY	500,000,000	4,184,737
0.10%, 9/20/2019	JPY	300,000,000	2,510,542
0.10%, 12/20/2019	JPY	625,000,000	5,230,399
0.10%, 3/20/2020	JPY	350,000,000	2,927,971
0.10%, 6/20/2020	JPY	400,000,000	3,346,120
0.10%, 9/20/2020	JPY	140,000,000	1,170,733
0.20%, 6/20/2017	JPY	300,000,000	2,512,896
0.20%, 9/20/2017	JPY	560,000,000	4,692,376
0.20%, 12/20/2017	JPY	450,000,000	3,772,312
0.20%, 9/20/2018	JPY	525,000,000	4,406,818
0.20%, 12/20/2018	JPY	700,000,000	5,877,978
0.20%, 3/20/2019	JPY	400,000,000	3,359,512
0.20%, 6/20/2019	JPY	500,000,000	4,200,225
0.20%, 9/20/2019	JPY	500,000,000	4,200,768
0.30%, 12/20/2016	JPY	400,000,000	3,351,564
0.30%, 3/20/2017	JPY	300,000,000	2,515,451
0.30%, 3/20/2018	JPY	600,000,000	5,044,829
0.30%, 6/20/2018	JPY	300,000,000	2,524,193
0.30%, 9/20/2018	JPY	400,000,000	3,367,495
0.40%, 3/20/2018	JPY	265,000,000	2,233,532
0.40%, 6/20/2018	JPY	200,000,000	1,687,338
Government of Japan 10 Year Bond:
0.30%, 12/20/2024	JPY	250,000,000	2,090,406
0.40%, 3/20/2025	JPY	800,000,000	6,738,062
0.40%, 6/20/2025	JPY	350,000,000	2,942,437
0.50%, 9/20/2024	JPY	400,000,000	3,409,343
0.50%, 12/20/2024	JPY	399,950,000	3,403,908
0.60%, 3/20/2023	JPY	1,270,000,000	10,955,838
0.60%, 9/20/2023	JPY	450,000,000	3,879,923
0.60%, 12/20/2023	JPY	500,000,000	4,308,229
0.60%, 3/20/2024	JPY	500,000,000	4,305,014
0.60%, 6/20/2024	JPY	475,000,000	4,086,749
0.70%, 12/20/2022	JPY	650,000,000	5,647,806
0.80%, 9/20/2020	JPY	400,000,000	3,461,045
0.80%, 6/20/2022	JPY	199,950,000	1,748,254
0.80%, 9/20/2022	JPY	400,000,000	3,498,652
0.80%, 12/20/2022	JPY	675,000,000	5,905,778
0.80%, 6/20/2023	JPY	500,000,000	4,374,943
0.80%, 9/20/2023	JPY	550,000,000	4,814,228
0.90%, 3/20/2022	JPY	185,000,000	1,625,062
0.90%, 6/20/2022	JPY	400,000,000	3,519,659
1.00%, 12/20/2021	JPY	450,000,000	3,968,897
1.00%, 3/20/2022	JPY	400,000,000	3,535,090
1.10%, 9/20/2021	JPY	120,000,000	1,062,571
1.20%, 12/20/2020	JPY	250,000,000	2,210,579
1.20%, 6/20/2021	JPY	350,000,000	3,109,452
1.30%, 3/20/2018	JPY	300,000,000	2,584,010
1.30%, 12/20/2019	JPY	477,000,000	4,193,490
1.30%, 3/20/2021	JPY	275,000,000	2,449,708
1.50%, 12/20/2017	JPY	500,000,000	4,311,736
1.50%, 6/20/2018	JPY	240,000,000	2,084,222
1.70%, 9/20/2016	JPY	—	—
1.70%, 12/20/2016	JPY	514,100,000	4,380,742
1.70%, 3/20/2017	JPY	215,000,000	1,839,344
1.70%, 9/20/2017	JPY	400,000,000	3,450,123
1.80%, 6/20/2017	JPY	300,000,000	2,581,380
Government of Japan 20 Year Bond:
1.20%, 12/20/2034	JPY	300,000,000	2,559,638
1.20%, 3/20/2035	JPY	415,000,000	3,529,120
1.30%, 6/20/2035	JPY	100,000,000	862,856
1.40%, 9/20/2034	JPY	275,000,000	2,434,415
1.50%, 3/20/2033	JPY	300,000,000	2,735,006
1.50%, 3/20/2034	JPY	300,000,000	2,708,529
1.50%, 6/20/2034	JPY	300,000,000	2,702,317
1.60%, 3/20/2032	JPY	150,000,000	1,397,662
1.60%, 12/20/2033	JPY	300,000,000	2,758,577
1.70%, 9/20/2032	JPY	500,000,000	4,708,012
1.70%, 12/20/2032	JPY	400,000,000	3,759,997
1.70%, 9/20/2033	JPY	400,000,000	3,739,790
1.80%, 9/20/2030	JPY	251,350,000	2,416,666
1.80%, 9/20/2031	JPY	260,000,000	2,494,276
1.80%, 12/20/2031	JPY	400,000,000	3,832,639
1.90%, 9/20/2022	JPY	350,000,000	3,286,052
1.90%, 12/20/2023	JPY	335,000,000	3,183,514
1.90%, 3/20/2029	JPY	404,300,000	3,935,650
1.90%, 9/20/2030	JPY	231,000,000	2,249,649
1.90%, 3/20/2031	JPY	55,000,000	535,295
2.00%, 12/20/2024	JPY	375,000,000	3,619,307
2.10%, 9/21/2021	JPY	240,000,000	2,244,255
2.10%, 9/20/2024	JPY	200,000,000	1,941,101
2.10%, 9/20/2025	JPY	270,000,000	2,642,264
2.10%, 9/20/2029	JPY	457,750,000	4,563,205
2.10%, 3/20/2030	JPY	100,000,000	997,654
2.20%, 3/20/2031	JPY	400,000,000	4,038,843
2.30%, 6/20/2027	JPY	300,000,000	3,022,945
2.60%, 3/20/2019	JPY	500,000,000	4,545,527
2.90%, 9/20/2019	JPY	400,000,000	3,717,881
Government of Japan 30 Year Bond:
1.70%, 6/20/2033	JPY	310,000,000	2,906,983
1.70%, 3/20/2044	JPY	325,000,000	2,925,746
1.70%, 9/20/2044	JPY	215,000,000	1,935,260
1.80%, 3/20/2043	JPY	200,000,000	1,842,993
1.80%, 9/20/2043	JPY	250,000,000	2,301,465
1.90%, 9/20/2042	JPY	200,000,000	1,880,115
2.00%, 9/20/2040	JPY	332,200,000	3,186,557
2.00%, 3/20/2042	JPY	100,000,000	959,487
2.20%, 3/20/2041	JPY	205,550,000	2,043,417
2.30%, 3/20/2039	JPY	170,900,000	1,725,053
2.30%, 3/20/2040	JPY	301,550,000	3,049,088
2.40%, 3/20/2037	JPY	300,000,000	3,066,756
2.50%, 9/20/2034	JPY	270,000,000	2,815,516
2.50%, 9/20/2035	JPY	200,000,000	2,076,466

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Government of Japan 40 Year Bond:
1.40%, 3/20/2055	JPY	300,000,000	$2,419,388
1.70%, 3/20/2054	JPY	275,000,000	2,428,285
1.90%, 3/20/2053	JPY	225,000,000	2,098,146
2.00%, 3/20/2052	JPY	200,000,000	1,916,403

			345,240,848

LATVIA — 0.1%
Republic of Latvia:
2.63%, 1/21/2021	EUR	600,000	738,198
2.88%, 4/30/2024	EUR	200,000	255,342

			993,540

LITHUANIA — 0.1%
Lithuania Government International Bond:
2.13%, 10/29/2026	EUR	200,000	242,639
3.38%, 1/22/2024	EUR	100,000	132,800
4.85%, 2/7/2018	EUR	350,000	434,429

			809,868

LUXEMBOURG — 0.1%
Grand Duchy of Luxembourg 2.13%, 7/10/2023	EUR	1,270,000	1,606,397

MALAYSIA — 1.6%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	12,650,000	2,855,865
3.39%, 3/15/2017	MYR	7,400,000	1,684,049
3.65%, 10/31/2019	MYR	9,300,000	2,094,828
3.84%, 4/15/2033	MYR	5,000,000	1,002,277
3.89%, 7/31/2020	MYR	9,000,000	2,038,338
4.01%, 9/15/2017	MYR	2,112,000	485,754
4.05%, 9/30/2021	MYR	9,000,000	2,026,286
4.18%, 7/15/2024	MYR	15,000,000	3,355,397
4.94%, 9/30/2043	MYR	1,500,000	347,534
Malaysia Government Investment Issue:
3.68%, 11/23/2017	MYR	11,000,000	2,503,583
3.80%, 8/27/2020	MYR	3,000,000	673,609
3.99%, 10/15/2025	MYR	1,500,000	328,904
4.19%, 7/15/2022	MYR	7,200,000	1,625,529
4.44%, 5/22/2024	MYR	9,000,000	2,042,496
4.94%, 12/6/2028	MYR	5,000,000	1,170,468

			24,234,917

MEXICO — 2.3%
Mexican Bonos:
4.75%, 6/14/2018	MXN	46,000,000	2,724,409
5.00%, 6/15/2017	MXN	17,000,000	1,019,361
5.00%, 12/11/2019	MXN	20,000,000	1,172,619
6.50%, 6/10/2021	MXN	36,000,000	2,224,424
6.50%, 6/9/2022	MXN	23,200,000	1,419,752
7.25%, 12/15/2016	MXN	25,700,000	1,578,375
7.50%, 6/3/2027	MXN	19,650,000	1,265,054
7.75%, 12/14/2017	MXN	41,100,000	2,607,717
7.75%, 5/29/2031	MXN	29,900,000	1,960,248
7.75%, 11/23/2034	MXN	12,000,000	784,268
7.75%, 11/13/2042	MXN	32,000,000	2,081,194
8.00%, 6/11/2020	MXN	27,000,000	1,777,070
8.00%, 12/7/2023	MXN	20,000,000	1,329,922
8.50%, 12/13/2018	MXN	51,000,000	3,335,645
8.50%, 5/31/2029	MXN	23,250,000	1,618,989
8.50%, 11/18/2038	MXN	24,000,000	1,679,668
10.00%, 12/5/2024	MXN	55,750,000	4,190,615
10.00%, 11/20/2036	MXN	13,700,000	1,099,475

			33,868,805

NETHERLANDS — 4.6%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2018 (a)(b)	EUR	1,700,000	1,904,968
0.25%, 1/15/2020	EUR	2,850,000	3,215,199
0.25%, 7/15/2025 (a)	EUR	2,250,000	2,386,508
0.50%, 4/15/2017 (a)	EUR	2,450,000	2,765,605
1.25%, 1/15/2018 (a)	EUR	2,525,000	2,911,282
1.25%, 1/15/2019 (a)	EUR	2,800,000	3,264,540
1.75%, 7/15/2023 (a)	EUR	2,700,000	3,302,965
2.00%, 7/15/2024 (a)	EUR	2,600,000	3,243,678
2.25%, 7/15/2022 (a)	EUR	2,200,000	2,771,404
2.50%, 1/15/2017 (a)	EUR	2,500,000	2,889,094
2.50%, 1/15/2033 (a)	EUR	1,950,000	2,609,275
2.75%, 1/15/2047 (a)	EUR	1,550,000	2,276,531
3.25%, 7/15/2021 (a)	EUR	3,150,000	4,134,922
3.50%, 7/15/2020 (a)	EUR	2,600,000	3,380,563
3.75%, 1/15/2023	EUR	2,000,000	2,769,192
3.75%, 1/15/2042 (a)	EUR	2,550,000	4,344,365
4.00%, 7/15/2018 (a)	EUR	2,500,000	3,113,209
4.00%, 7/15/2019 (a)	EUR	4,300,000	5,538,574
4.00%, 1/15/2037 (a)	EUR	3,000,000	5,029,841
4.50%, 7/15/2017 (a)	EUR	2,500,000	3,026,379
5.50%, 1/15/2028	EUR	2,230,000	3,794,816

			68,672,910

NEW ZEALAND — 0.6%
New Zealand Government Bond:
3.00%, 4/15/2020	NZD	1,750,000	1,132,498
4.50%, 4/15/2027	NZD	1,500,000	1,069,204
5.00%, 3/15/2019	NZD	2,900,000	1,999,324
5.50%, 4/15/2023	NZD	2,200,000	1,644,883
6.00%, 12/15/2017	NZD	2,200,000	1,511,490
6.00%, 5/15/2021	NZD	2,075,000	1,547,974

			8,905,373

NORWAY — 0.6%
Norway Government Bond:
1.75%, 3/13/2025 (a)	NOK	5,250,000	630,616
2.00%, 5/24/2023 (a)	NOK	10,500,000	1,294,292
3.00%, 3/14/2024 (a)	NOK	10,000,000	1,322,087
3.75%, 5/25/2021 (a)	NOK	16,250,000	2,191,395
4.25%, 5/19/2017 (a)	NOK	16,450,000	2,044,293
4.50%, 5/22/2019 (a)	NOK	13,900,000	1,853,018

			9,335,701

POLAND — 1.3%
Poland Government Bond:
Zero Coupon, 7/25/2017 (b)	PLN	2,250,000	573,583
1.50%, 4/25/2020	PLN	6,000,000	1,519,283
2.50%, 7/25/2018	PLN	5,450,000	1,454,052
3.25%, 7/25/2019	PLN	5,200,000	1,420,182
3.25%, 7/25/2025	PLN	6,300,000	1,714,336
3.75%, 4/25/2018	PLN	4,100,000	1,127,067

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

4.00%, 10/25/2023	PLN	6,000,000	$1,718,005
4.75%, 10/25/2016	PLN	4,000,000	1,085,406
4.75%, 4/25/2017	PLN	4,000,000	1,100,209
5.25%, 10/25/2017	PLN	5,000,000	1,406,640
5.25%, 10/25/2020	PLN	4,200,000	1,253,633
5.50%, 10/25/2019	PLN	4,200,000	1,243,802
5.75%, 10/25/2021	PLN	4,400,000	1,362,970
5.75%, 9/23/2022	PLN	5,000,000	1,570,788
5.75%, 4/25/2029	PLN	2,000,000	672,917

			19,222,873

SINGAPORE — 0.8%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	1,875,000	1,287,010
1.63%, 10/1/2019	SGD	2,500,000	1,750,299
2.00%, 7/1/2020	SGD	500,000	351,639
2.25%, 6/1/2021	SGD	2,300,000	1,622,406
2.38%, 4/1/2017	SGD	725,000	517,958
2.38%, 6/1/2025	SGD	2,050,000	1,423,264
2.75%, 7/1/2023	SGD	1,995,000	1,434,621
2.75%, 4/1/2042	SGD	1,000,000	687,699
2.88%, 7/1/2029	SGD	1,000,000	710,669
2.88%, 9/1/2030	SGD	500,000	353,126
3.00%, 9/1/2024	SGD	2,000,000	1,463,535
3.38%, 9/1/2033	SGD	1,400,000	1,057,439

			12,659,665

SLOVAKIA — 0.5%
Slovakia Government Bond:
1.38%, 1/21/2027	EUR	350,000	400,846
1.50%, 11/28/2018	EUR	800,000	933,444
3.00%, 2/28/2023	EUR	1,200,000	1,580,757
3.63%, 1/16/2029	EUR	1,000,000	1,439,962
4.00%, 4/27/2020	EUR	950,000	1,244,688
4.35%, 10/14/2025	EUR	350,000	522,743
4.63%, 1/19/2017	EUR	825,000	976,077

			7,098,517

SLOVENIA — 0.3%
Slovenia Government Bond:
1.50%, 3/25/2035	EUR	200,000	188,401
1.75%, 10/9/2017	EUR	950,000	1,095,325
2.13%, 7/28/2025	EUR	600,000	686,828
2.25%, 3/25/2022	EUR	450,000	533,356
3.00%, 4/8/2021	EUR	1,450,000	1,794,451
5.13%, 3/30/2026	EUR	100,000	145,129

			4,443,490

SOUTH AFRICA — 1.1%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	12,800,000	689,754
6.50%, 2/28/2041	ZAR	20,000,000	1,082,809
6.75%, 3/31/2021	ZAR	14,000,000	952,672
7.00%, 2/28/2031	ZAR	20,000,000	1,216,461
7.00%, 2/28/2031	ZAR	9,000,000	547,407
7.25%, 1/15/2020	ZAR	14,000,000	989,730
7.75%, 2/28/2023	ZAR	28,400,000	1,991,307
8.00%, 12/21/2018	ZAR	14,000,000	1,023,143
8.00%, 1/31/2030	ZAR	17,000,000	1,145,011
8.25%, 9/15/2017	ZAR	7,500,000	552,050
8.25%, 9/15/2017	ZAR	1,500,000	110,410
8.25%, 3/31/2032	ZAR	14,000,000	946,606
8.50%, 1/31/2037	ZAR	15,100,000	1,034,440
8.75%, 1/31/2044	ZAR	10,000,000	693,860
8.75%, 2/28/2048	ZAR	22,000,000	1,533,811
8.88%, 2/28/2035	ZAR	4,500,000	320,352
10.50%, 12/21/2026	ZAR	18,000,000	1,492,385

			16,322,208

SOUTH KOREA — 4.6%
Korea Monetary Stabilization Bond 1.69%, 6/2/2017	KRW	6,800,000,000	5,749,611
Korea Treasury Bond:
1.75%, 12/10/2018	KRW	3,000,000,000	2,535,057
2.00%, 12/10/2017	KRW	3,000,000,000	2,554,380
2.00%, 3/10/2020	KRW	1,800,000,000	1,538,155
2.25%, 12/10/2025	KRW	1,250,000,000	1,066,325
2.75%, 9/10/2019	KRW	3,000,000,000	2,635,464
3.00%, 12/10/2016	KRW	3,000,000,000	2,574,270
3.00%, 9/10/2024	KRW	4,600,000,000	4,181,576
3.00%, 12/10/2042	KRW	4,800,000,000	4,630,320
3.13%, 3/10/2019	KRW	11,400,000,000	10,097,507
3.25%, 9/10/2018	KRW	12,375,000,000	10,936,115
3.50%, 3/10/2024	KRW	15,700,000,000	14,763,391
3.75%, 12/10/2033	KRW	6,100,000,000	6,325,051

			69,587,222

SPAIN — 4.5%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	2,465,000	2,743,565
0.50%, 10/31/2017	EUR	1,100,000	1,235,171
1.15%, 7/30/2020	EUR	425,000	480,262
1.40%, 1/31/2020	EUR	1,400,000	1,605,944
1.60%, 4/30/2025 (a)	EUR	3,100,000	3,394,142
1.95%, 7/30/2030 (a)	EUR	750,000	789,854
2.10%, 4/30/2017	EUR	1,700,000	1,956,545
2.15%, 10/31/2025 (a)	EUR	800,000	913,914
2.75%, 4/30/2019	EUR	1,700,000	2,044,269
2.75%, 10/31/2024 (a)	EUR	2,000,000	2,407,594
3.75%, 10/31/2018	EUR	1,600,000	1,967,728
3.80%, 1/31/2017 (a)	EUR	1,800,000	2,108,587
3.80%, 4/30/2024 (a)	EUR	1,800,000	2,335,230
4.00%, 4/30/2020 (a)	EUR	2,000,000	2,549,402
4.10%, 7/30/2018 (a)	EUR	1,600,000	1,972,197
4.20%, 1/31/2037 (a)	EUR	1,400,000	1,908,367
4.25%, 10/31/2016	EUR	1,700,000	1,984,061
4.30%, 10/31/2019 (a)	EUR	1,750,000	2,238,463
4.40%, 10/31/2023 (a)	EUR	1,600,000	2,156,371
4.50%, 1/31/2018	EUR	1,500,000	1,837,194
4.60%, 7/30/2019 (a)	EUR	1,775,000	2,280,129
4.65%, 7/30/2025 (a)	EUR	1,200,000	1,672,006
4.70%, 7/30/2041 (a)	EUR	1,100,000	1,609,616
4.80%, 1/31/2024 (a)	EUR	1,300,000	1,801,281
4.85%, 10/31/2020 (a)	EUR	1,400,000	1,865,351
4.90%, 7/30/2040 (a)	EUR	1,100,000	1,652,891
5.15%, 10/31/2028 (a)	EUR	1,000,000	1,474,222
5.15%, 10/31/2044 (a)	EUR	800,000	1,261,715
5.40%, 1/31/2023 (a)	EUR	1,600,000	2,266,433
5.50%, 7/30/2017 (a)	EUR	1,700,000	2,082,775
5.50%, 4/30/2021 (a)	EUR	1,750,000	2,419,654
5.75%, 7/30/2032	EUR	1,400,000	2,248,879
5.85%, 1/31/2022 (a)	EUR	1,800,000	2,568,600

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

5.90%, 7/30/2026 (a)	EUR	1,175,000	$1,802,273
6.00%, 1/31/2029	EUR	1,500,000	2,381,128

			68,015,813

SWEDEN — 1.0%
Kingdom of Sweden:
1.00%, 11/12/2026	SEK	4,000,000	476,210
1.50%, 11/13/2023	SEK	15,900,000	2,038,532
2.25%, 6/1/2032	SEK	2,700,000	360,160
2.50%, 5/12/2025	SEK	12,000,000	1,665,742
3.00%, 7/12/2016	SEK	—	—
3.50%, 6/1/2022	SEK	17,400,000	2,508,523
3.50%, 3/30/2039	SEK	10,000,000	1,590,822
3.75%, 8/12/2017	SEK	13,500,000	1,737,338
4.25%, 3/12/2019	SEK	20,700,000	2,850,408
5.00%, 12/1/2020	SEK	17,500,000	2,618,324

			15,846,059

SWITZERLAND — 1.4%
Switzerland Government Bond:
0.50%, 5/27/2030	CHF	350,000	371,886
1.25%, 5/28/2026	CHF	575,000	670,568
1.25%, 6/27/2037	CHF	1,300,000	1,523,386
1.50%, 7/24/2025	CHF	2,300,000	2,730,529
1.50%, 4/30/2042	CHF	1,450,000	1,791,910
2.00%, 10/12/2016	CHF	650,000	684,459
2.00%, 4/28/2021	CHF	700,000	820,356
2.00%, 5/25/2022	CHF	2,240,000	2,668,239
2.25%, 7/6/2020	CHF	450,000	525,576
2.25%, 6/22/2031	CHF	750,000	1,000,230
2.50%, 3/8/2036	CHF	940,000	1,337,126
3.00%, 1/8/2018	CHF	500,000	556,801
3.00%, 5/12/2019	CHF	3,700,000	4,313,827
3.25%, 6/27/2027	CHF	175,000	246,533
3.50%, 4/8/2033	CHF	850,000	1,332,110

			20,573,536

THAILAND — 1.4%
Thailand Government Bond:
2.80%, 10/10/2017	THB	9,100,000	256,585
3.25%, 6/16/2017	THB	107,500,000	3,049,067
3.63%, 6/16/2023	THB	164,700,000	4,818,361
3.88%, 6/13/2019	THB	159,000,000	4,674,902
4.68%, 6/29/2044	THB	92,000,000	2,958,126
4.88%, 6/22/2029	THB	141,500,000	4,699,979

			20,457,020

TURKEY — 0.9%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	5,350,000	1,427,727
7.40%, 2/5/2020	TRY	3,000,000	869,953
8.00%, 3/12/2025	TRY	2,900,000	804,318
8.20%, 11/16/2016	TRY	2,900,000	927,397
8.30%, 6/20/2018	TRY	400,000	123,524
8.50%, 7/10/2019	TRY	4,500,000	1,371,068
8.80%, 11/14/2018	TRY	7,300,000	2,267,575
8.80%, 9/27/2023	TRY	3,800,000	1,115,118
9.00%, 3/8/2017	TRY	1,400,000	450,367
9.00%, 7/24/2024	TRY	3,500,000	1,032,285
9.60%, 6/14/2017	TRY	450,000	144,910
10.40%, 3/27/2019	TRY	6,000,000	1,943,522
10.40%, 3/20/2024	TRY	3,000,000	964,082

			13,441,846

UNITED KINGDOM — 7.9%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	1,900,000	2,901,423
1.25%, 7/22/2018	GBP	2,550,000	3,913,676
1.50%, 1/22/2021	GBP	500,000	764,094
1.75%, 1/22/2017	GBP	—	—
1.75%, 7/22/2019	GBP	2,100,000	3,268,671
1.75%, 9/7/2022	GBP	1,500,000	2,313,793
2.00%, 7/22/2020	GBP	1,825,000	2,867,147
2.00%, 9/7/2025	GBP	1,500,000	2,318,724
2.25%, 9/7/2023	GBP	2,900,000	4,615,067
2.75%, 9/7/2024	GBP	1,700,000	2,805,544
3.25%, 1/22/2044	GBP	2,000,000	3,505,716
3.50%, 1/22/2045	GBP	1,300,000	2,381,632
3.50%, 7/22/2068	GBP	1,200,000	2,416,979
3.75%, 9/7/2019	GBP	2,000,000	3,353,314
3.75%, 9/7/2020	GBP	1,500,000	2,552,705
3.75%, 9/7/2021	GBP	1,750,000	3,019,357
3.75%, 7/22/2052	GBP	1,900,000	3,810,050
4.00%, 3/7/2022	GBP	2,100,000	3,699,782
4.00%, 1/22/2060	GBP	1,200,000	2,620,760
4.25%, 12/7/2027	GBP	2,000,000	3,803,234
4.25%, 6/7/2032	GBP	2,000,000	3,884,855
4.25%, 3/7/2036	GBP	1,800,000	3,546,603
4.25%, 9/7/2039	GBP	1,450,000	2,915,963
4.25%, 12/7/2040	GBP	1,700,000	3,446,480
4.25%, 12/7/2046	GBP	1,800,000	3,791,837
4.25%, 12/7/2049	GBP	1,500,000	3,238,694
4.25%, 12/7/2055	GBP	875,000	1,966,508
4.50%, 3/7/2019	GBP	2,500,000	4,256,652
4.50%, 9/7/2034	GBP	2,040,000	4,121,376
4.50%, 12/7/2042	GBP	2,350,000	4,997,784
4.75%, 3/7/2020	GBP	2,040,000	3,583,732
4.75%, 12/7/2030	GBP	2,000,000	4,062,744
4.75%, 12/7/2038	GBP	1,250,000	2,677,493
5.00%, 3/7/2018	GBP	2,200,000	3,688,689
5.00%, 3/7/2025	GBP	2,100,000	4,113,665
6.00%, 12/7/2028	GBP	1,100,000	2,462,890
8.00%, 6/7/2021	GBP	1,600,000	3,316,078
8.75%, 8/25/2017	GBP	1,000,000	1,752,993

			118,756,704

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,633,118,262)			1,480,071,105

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d)(e) (Cost $7,329,747)	7,329,747	$7,329,747

TOTAL INVESTMENTS — 99.1% (f)
(Cost $1,640,448,009)		1,487,400,852
OTHER ASSETS & LIABILITIES — 0.9%		13,728,414

NET ASSETS — 100.0%		$1,501,129,266

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 15.8% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

At September 30, 2015, open forward foreign currency contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

JPMorgan Chase Bank NA London	USD	2,517,095	KRW	3,000,000,000	10/30/2015	12,122
Bank of America NA	USD	6,206,536	RUB	415,000,000	10/30/2015	63,004

						75,126

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

BONDS & NOTES — 98.2%
AUSTRALIA — 3.3%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	300,000	$351,670
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	300,000	346,113
2.25%, 9/25/2020	EUR	300,000	348,522
3.00%, 3/30/2020	AUD	200,000	137,193
3.25%, 9/25/2024	GBP	100,000	149,393
3.75%, 10/18/2017	AUD	250,000	177,927
4.30%, 9/25/2042	GBP	200,000	296,284
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	200,000	229,554
4.25%, 11/10/2016	EUR	400,000	466,454
4.38%, 2/25/2020	EUR	200,000	255,709
National Australia Bank, Ltd.:
0.88%, 1/20/2022	EUR	200,000	215,721
2.00%, 11/12/2020	EUR	100,000	116,662
2.75%, 8/8/2022	EUR	150,000	181,133
4.00%, 7/13/2020	EUR	400,000	510,067
6.00%, 2/15/2017	AUD	300,000	220,641
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	100,000	120,305
3.50%, 9/21/2022	EUR	300,000	383,839
4.25%, 3/23/2020	EUR	100,000	128,793
4.75%, 3/21/2017	EUR	300,000	356,954
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	300,000	366,374
4.50%, 2/25/2019	AUD	200,000	147,840
7.25%, 11/18/2016	AUD	300,000	221,925

			5,729,073

BELGIUM — 0.5%
Anheuser-Busch InBev SA:
0.80%, 4/20/2023	EUR	200,000	209,711
1.50%, 4/18/2030	EUR	200,000	192,461
2.70%, 3/31/2026	EUR	200,000	234,676
6.50%, 6/23/2017	GBP	200,000	325,466

			962,314

CANADA — 0.3%
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	200,000	221,282
2.13%, 9/18/2029	EUR	300,000	330,024

			551,306

DENMARK — 0.4%
Carlsberg Breweries A/S:
2.50%, 5/28/2024	EUR	200,000	222,645
3.38%, 10/13/2017	EUR	200,000	235,702
Danske Bank A/S 3.88%, 2/28/2017	EUR	200,000	234,303

			692,650

FINLAND — 0.1%
Pohjola Bank Oyj 0.75%, 3/3/2022	EUR	200,000	215,476

FRANCE — 14.0%
Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	350,000	496,785
Banque Federative du Credit Mutuel SA:
1.25%, 1/14/2025	EUR	300,000	318,009
1.63%, 1/11/2018	EUR	300,000	343,783
2.00%, 9/19/2019	EUR	300,000	351,265
2.63%, 2/24/2021	EUR	200,000	240,606
2.63%, 3/18/2024	EUR	300,000	358,454
3.00%, 11/28/2023	EUR	200,000	246,418
3.25%, 8/23/2022	EUR	300,000	380,428
4.13%, 7/20/2020	EUR	300,000	385,032
BNP Paribas SA:
1.50%, 3/12/2018	EUR	300,000	343,722
2.00%, 1/28/2019	EUR	300,000	349,073
2.25%, 1/13/2021	EUR	300,000	352,925
2.38%, 5/20/2024	EUR	300,000	352,664
2.50%, 8/23/2019	EUR	100,000	118,969
2.88%, 11/27/2017	EUR	350,000	411,620
2.88%, 10/24/2022	EUR	100,000	122,060
2.88%, 9/26/2023	EUR	300,000	365,674
3.00%, 2/24/2017	EUR	150,000	173,735
3.75%, 11/25/2020	EUR	500,000	634,175
4.13%, 1/14/2022	EUR	400,000	522,053
4.50%, 3/21/2023	EUR	300,000	408,170
Bouygues SA:
3.64%, 10/29/2019	EUR	250,000	309,344
4.25%, 7/22/2020	EUR	200,000	256,629
BPCE SA:
0.75%, 1/22/2020	EUR	100,000	110,716
1.38%, 5/22/2019	EUR	200,000	228,252
2.13%, 3/17/2021	EUR	500,000	585,887
3.75%, 7/21/2017	EUR	300,000	355,280
4.50%, 2/10/2022	EUR	300,000	400,556
Cap Gemini SA:
1.75%, 7/1/2020	EUR	300,000	339,906
2.50%, 7/1/2023	EUR	200,000	229,581
Carrefour SA:
1.75%, 5/22/2019	EUR	200,000	230,936
1.75%, 7/15/2022	EUR	200,000	226,400
1.88%, 12/19/2017	EUR	200,000	230,331
3.88%, 4/25/2021	EUR	250,000	319,401
4.00%, 4/9/2020	EUR	200,000	252,660
Casino Guichard Perrachon SA:
3.16%, 8/6/2019	EUR	200,000	237,657
3.31%, 1/25/2023	EUR	200,000	225,966
Cie de St-Gobain 4.75%, 4/11/2017	EUR	200,000	237,830
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	269,094
Credit Agricole SA/London:
0.88%, 1/19/2022	EUR	300,000	322,960
1.75%, 3/12/2018	EUR	100,000	115,191
1.88%, 10/18/2017	EUR	300,000	345,385
2.38%, 11/27/2020	EUR	300,000	357,019
2.38%, 5/20/2024	EUR	400,000	465,047
3.13%, 7/17/2023	EUR	200,000	246,489
3.13%, 2/5/2026	EUR	300,000	370,241
3.88%, 2/13/2019	EUR	300,000	370,786
5.13%, 4/18/2023	EUR	100,000	140,762
Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	300,000	361,627

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Danone 2.25%, 11/15/2021	EUR	200,000	$237,751
Engie:
1.38%, 5/19/2020	EUR	300,000	344,009
2.38%, 5/19/2026	EUR	300,000	357,576
5.00%, 10/1/2060	GBP	250,000	451,891
6.38%, 1/18/2021	EUR	150,000	214,328
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	250,000	372,565
HSBC France SA:
1.63%, 12/3/2018	EUR	200,000	230,073
1.88%, 1/16/2020	EUR	200,000	232,189
Orange SA:
3.00%, 6/15/2022	EUR	200,000	248,415
3.88%, 4/9/2020	EUR	200,000	252,088
3.88%, 1/14/2021	EUR	300,000	383,002
4.75%, 2/21/2017	EUR	300,000	354,914
4.75%, 2/21/2017	EUR	100,000	118,305
5.63%, 5/22/2018	EUR	300,000	379,421
8.13%, 1/28/2033	EUR	300,000	547,808
Pernod-Ricard SA 5.00%, 3/15/2017	EUR	200,000	237,723
Sanofi:
1.13%, 3/10/2022	EUR	200,000	224,135
1.75%, 9/10/2026	EUR	300,000	336,398
1.88%, 9/4/2020	EUR	200,000	235,275
2.50%, 11/14/2023	EUR	200,000	242,640
Schneider Electric SA 4.00%, 8/11/2017	EUR	150,000	178,841
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	200,000	236,186
Societe Generale SA:
2.25%, 1/23/2020	EUR	300,000	355,446
2.38%, 2/28/2018	EUR	200,000	233,363
3.13%, 9/21/2017	EUR	250,000	294,154
3.75%, 3/1/2017	EUR	100,000	117,030
4.25%, 7/13/2022	EUR	300,000	399,174
4.75%, 3/2/2021	EUR	300,000	399,778
Total Capital International SA 2.50%, 3/25/2026	EUR	200,000	235,058
Total Capital SA 4.88%, 1/28/2019	EUR	300,000	383,756
Vinci SA 4.13%, 2/20/2017	EUR	200,000	234,712

			24,485,557

GERMANY — 3.8%
BASF SE:
1.50%, 10/1/2018	EUR	400,000	461,184
2.00%, 12/5/2022	EUR	100,000	118,293
BPCE SA 3.75%, 7/21/2017	EUR	200,000	236,854
Commerzbank AG:
0.50%, 4/3/2018	EUR	200,000	222,528
3.63%, 7/10/2017	EUR	200,000	235,716
3.88%, 3/22/2017	EUR	400,000	469,200
4.00%, 9/16/2020	EUR	150,000	189,705
Daimler AG:
1.50%, 11/19/2018	EUR	200,000	228,434
4.13%, 1/19/2017	EUR	200,000	233,708
Deutsche Bank AG:
1.13%, 3/17/2025	EUR	400,000	403,287
1.25%, 9/8/2021	EUR	400,000	440,353
2.38%, 1/11/2023	EUR	900,000	1,053,222
5.13%, 8/31/2017	EUR	700,000	850,937
Linde AG 1.75%, 9/17/2020	EUR	200,000	235,409
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	250,000	324,014
SAP SE:
1.13%, 2/20/2023	EUR	200,000	223,171
1.75%, 2/22/2027	EUR	200,000	221,867
Volkswagen Leasing GmbH:
2.38%, 9/6/2022	EUR	200,000	218,093
2.63%, 1/15/2024	EUR	300,000	328,961

			6,694,936

HONG KONG — 0.5%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	300,000	345,246
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	250,000	292,368
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	300,000	329,532

			967,146

IRELAND — 1.9%
GE Capital European Funding:
0.80%, 1/21/2022	EUR	200,000	218,280
1.00%, 5/2/2017	EUR	300,000	338,441
2.25%, 7/20/2020	EUR	200,000	237,485
2.63%, 3/15/2023	EUR	200,000	242,837
2.88%, 6/18/2019	EUR	300,000	362,027
4.13%, 10/27/2016	EUR	300,000	348,822
4.25%, 3/1/2017	EUR	300,000	353,545
5.38%, 1/16/2018	EUR	300,000	372,454
5.38%, 1/23/2020	EUR	300,000	399,070
6.00%, 1/15/2019	EUR	300,000	393,496

			3,266,457

ISRAEL — 0.1%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	200,000	236,200

ITALY — 7.3%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	300,000	356,897
5.13%, 9/16/2024	EUR	400,000	552,147
Atlantia SpA:
4.50%, 2/8/2019	EUR	72,000	90,076
5.88%, 6/9/2024	EUR	300,000	453,735
Enel SpA 5.25%, 6/20/2017	EUR	350,000	422,449
ENI SpA:
1.50%, 2/2/2026	EUR	200,000	210,484
3.25%, 7/10/2023	EUR	200,000	247,749
3.50%, 1/29/2018	EUR	150,000	178,867
3.63%, 1/29/2029	EUR	200,000	251,792
3.75%, 9/12/2025	EUR	250,000	320,897

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

4.00%, 6/29/2020	EUR	200,000	$253,475
4.13%, 9/16/2019	EUR	300,000	377,458
4.25%, 2/3/2020	EUR	200,000	253,946
4.75%, 11/14/2017	EUR	400,000	486,488
Intesa Sanpaolo SpA:
1.13%, 1/14/2020	EUR	200,000	219,432
1.13%, 3/4/2022	EUR	415,000	436,728
2.00%, 6/18/2021	EUR	300,000	336,173
3.75%, 11/23/2016	EUR	200,000	231,136
4.00%, 11/9/2017	EUR	400,000	475,612
4.00%, 11/8/2018	EUR	300,000	363,610
4.00%, 10/30/2023	EUR	300,000	377,421
4.13%, 4/14/2020	EUR	300,000	371,463
4.38%, 10/15/2019	EUR	300,000	372,770
4.75%, 6/15/2017	EUR	250,000	297,824
5.00%, 2/28/2017	EUR	200,000	236,665
Mediobanca SpA 0.88%, 11/14/2017	EUR	300,000	334,149
Snam SpA:
2.38%, 6/30/2017	EUR	300,000	345,977
3.50%, 2/13/2020	EUR	300,000	369,257
3.88%, 3/19/2018	EUR	300,000	361,147
5.00%, 1/18/2019	EUR	150,000	189,786
5.25%, 9/19/2022	EUR	200,000	277,445
Terna Rete Elettrica Nazionale SpA:
0.88%, 2/2/2022	EUR	200,000	215,034
4.75%, 3/15/2021	EUR	350,000	462,174
UniCredit SpA:
1.50%, 6/19/2019	EUR	200,000	224,129
2.25%, 12/16/2016	EUR	200,000	227,227
3.25%, 1/14/2021	EUR	300,000	357,436
3.38%, 1/11/2018	EUR	200,000	235,180
3.63%, 1/24/2019	EUR	300,000	359,886
4.88%, 3/7/2017	EUR	300,000	354,308
Unione di Banche Italiane SCpA 2.88%, 2/18/2019	EUR	200,000	232,227

			12,720,656

JAPAN — 0.5%
Panasonic Corp. 0.39%, 3/19/2020	JPY	100,000,000	835,335

LUXEMBOURG — 0.4%
Glencore Finance Europe SA:
1.25%, 3/17/2021	EUR	200,000	171,902
4.63%, 4/3/2018	EUR	300,000	310,337
5.25%, 3/22/2017	EUR	250,000	271,388

			753,627

MEXICO — 0.6%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	241,821
3.75%, 6/28/2017	EUR	150,000	176,713
4.13%, 10/25/2019	EUR	200,000	250,367
4.38%, 8/7/2041	GBP	200,000	300,870

			969,771

NETHERLANDS — 18.0%
ABB Finance BV 2.63%, 3/26/2019	EUR	300,000	357,381
ABN Amro Bank NV:
1.00%, 4/16/2025	EUR	243,000	252,371
2.13%, 11/26/2020	EUR	100,000	117,559
2.50%, 11/29/2023	EUR	100,000	119,949
3.63%, 10/6/2017	EUR	400,000	475,516
4.13%, 3/28/2022	EUR	350,000	456,814
4.75%, 1/11/2019	EUR	200,000	253,093
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	300,000	381,448
4.00%, 11/23/2016	EUR	350,000	407,565
4.50%, 3/13/2043	GBP	200,000	331,277
4.75%, 7/22/2019	EUR	300,000	386,802
Bharti Airtel International Netherlands BV 4.00%, 12/10/2018	EUR	200,000	237,065
BMW Finance NV:
0.50%, 9/5/2018	EUR	300,000	331,040
1.00%, 10/24/2016	EUR	150,000	168,234
3.25%, 1/14/2019	EUR	300,000	359,530
3.38%, 12/14/2018	GBP	100,000	155,348
3.63%, 1/29/2018	EUR	300,000	356,762
3.88%, 1/18/2017	EUR	300,000	349,114
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.38%, 2/3/2027	EUR	300,000	316,829
1.75%, 1/22/2019	EUR	300,000	348,659
2.38%, 5/22/2023	EUR	200,000	239,252
3.38%, 4/21/2017	EUR	400,000	468,233
3.50%, 10/17/2018	EUR	400,000	488,484
4.00%, 1/11/2022	EUR	400,000	521,611
4.13%, 1/14/2020	EUR	700,000	891,509
4.13%, 1/12/2021	EUR	400,000	518,294
4.13%, 7/14/2025	EUR	650,000	884,618
4.25%, 1/16/2017	EUR	700,000	822,084
4.38%, 6/7/2021	EUR	300,000	396,397
4.75%, 1/15/2018	EUR	700,000	859,728
4.75%, 6/6/2022	EUR	500,000	682,850
Deutsche Telekom International Finance BV:
2.13%, 1/18/2021	EUR	300,000	355,155
4.25%, 7/13/2022	EUR	250,000	332,729
6.00%, 1/20/2017	EUR	300,000	359,445
6.50%, 4/8/2022	GBP	200,000	367,344
E.ON International Finance BV:
5.50%, 10/2/2017	EUR	400,000	488,846
5.75%, 5/7/2020	EUR	200,000	264,953
5.88%, 10/30/2037	GBP	200,000	344,015
6.00%, 10/30/2019	GBP	200,000	340,926
6.38%, 6/7/2032	GBP	200,000	361,677
6.75%, 1/27/2039	GBP	150,000	283,768
EADS Finance BV 2.38%, 4/2/2024	EUR	200,000	241,420
EDP Finance BV 2.63%, 1/18/2022	EUR	200,000	224,295
Enel Finance International NV:
1.97%, 1/27/2025	EUR	234,000	262,252
4.88%, 4/17/2023	EUR	200,000	274,473
5.00%, 9/14/2022	EUR	550,000	755,266
5.63%, 8/14/2024	GBP	150,000	262,998
5.75%, 9/14/2040	GBP	300,000	520,802
Heineken NV 2.13%, 8/4/2020	EUR	300,000	352,120

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	350,000	$463,997
Iberdrola International BV 3.50%, 2/1/2021	EUR	200,000	248,872
ING Bank NV:
0.70%, 4/16/2020	EUR	300,000	330,140
1.25%, 12/13/2019	EUR	200,000	227,641
1.88%, 2/27/2018	EUR	400,000	461,937
4.25%, 1/13/2017	EUR	300,000	351,692
4.50%, 2/21/2022	EUR	300,000	400,482
ING Groep NV 4.75%, 5/31/2017	EUR	400,000	478,500
KBC IFIMA SA 4.50%, 3/27/2017	EUR	200,000	236,957
Koninklijke KPN NV 5.75%, 9/17/2029	GBP	150,000	258,071
Linde Finance BV 4.75%, 4/24/2017	EUR	200,000	238,999
Repsol International Finance BV:
2.63%, 5/28/2020	EUR	300,000	346,026
3.63%, 10/7/2021	EUR	200,000	239,129
4.88%, 2/19/2019	EUR	200,000	250,008
Roche Finance Europe BV:
0.88%, 2/25/2025	EUR	200,000	213,330
2.00%, 6/25/2018	EUR	200,000	233,801
RWE Finance BV:
6.13%, 7/6/2039	GBP	200,000	318,373
6.25%, 6/3/2030	GBP	150,000	247,892
6.50%, 8/10/2021	EUR	200,000	277,563
6.63%, 1/31/2019	EUR	200,000	261,858
Shell International Finance BV:
1.00%, 4/6/2022	EUR	400,000	437,488
1.63%, 3/24/2021	EUR	200,000	229,955
1.63%, 1/20/2027	EUR	300,000	319,753
2.50%, 3/24/2026	EUR	400,000	470,353
4.38%, 5/14/2018	EUR	500,000	616,597
4.63%, 5/22/2017	EUR	250,000	299,293
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	231,831
1.75%, 3/12/2021	EUR	250,000	293,475
2.88%, 3/10/2028	EUR	200,000	251,174
5.13%, 2/20/2017	EUR	350,000	417,175
5.63%, 6/11/2018	EUR	400,000	509,213
Teva Pharmaceutical Finance Netherlands II BV 1.25%, 3/31/2023	EUR	300,000	314,716
Volkswagen International Finance NV:
0.88%, 1/16/2023	EUR	200,000	195,383
1.00%, 10/26/2016	EUR	200,000	221,665
1.63%, 1/16/2030	EUR	200,000	182,701
1.88%, 5/15/2017	EUR	200,000	222,925
2.00%, 1/14/2020	EUR	300,000	330,154
2.00%, 3/26/2021	EUR	200,000	218,173
3.25%, 1/21/2019	EUR	300,000	344,703

			31,519,895

NORWAY — 0.6%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	250,000	318,655
4.25%, 1/18/2022	EUR	200,000	264,243
4.38%, 2/24/2021	EUR	400,000	524,109

			1,107,007

SPAIN — 4.0%
BBVA Senior Finance SAU:
2.38%, 1/22/2019	EUR	200,000	233,816
3.75%, 1/17/2018	EUR	300,000	358,230
CaixaBank:
2.50%, 4/18/2017	EUR	200,000	229,555
3.13%, 5/14/2018	EUR	100,000	117,973
Criteria CaixaHolding SA:
1.63%, 4/21/2022	EUR	200,000	207,241
2.38%, 5/9/2019	EUR	200,000	228,281
Gas Natural Capital Markets SA 4.38%, 11/2/2016	EUR	200,000	232,922
Iberdrola Finanzas SAU 4.13%, 3/23/2020	EUR	250,000	316,989
Santander Consumer Finance SA:
0.90%, 2/18/2020	EUR	200,000	215,905
1.10%, 7/30/2018	EUR	200,000	223,162
Santander International Debt SAU:
1.38%, 3/25/2017	EUR	200,000	225,632
4.00%, 3/27/2017	EUR	300,000	351,351
4.00%, 1/24/2020	EUR	300,000	371,778
4.13%, 10/4/2017	EUR	150,000	178,878
Telefonica Emisiones SAU:
2.24%, 5/27/2022	EUR	300,000	338,864
3.66%, 9/18/2017	EUR	200,000	236,357
3.96%, 3/26/2021	EUR	300,000	374,564
3.99%, 1/23/2023	EUR	300,000	375,694
4.69%, 11/11/2019	EUR	300,000	381,625
4.71%, 1/20/2020	EUR	200,000	254,451
4.75%, 2/7/2017	EUR	400,000	472,196
4.80%, 2/21/2018	EUR	300,000	366,682
5.38%, 2/2/2018	GBP	100,000	162,097
5.60%, 3/12/2020	GBP	100,000	167,797
5.81%, 9/5/2017	EUR	300,000	368,053

			6,990,093

SWEDEN — 3.0%
Nordea Bank AB:
1.13%, 2/12/2025	EUR	100,000	105,617
1.38%, 4/12/2018	EUR	300,000	342,621
2.00%, 2/17/2021	EUR	300,000	352,548
2.25%, 10/5/2017	EUR	200,000	231,691
3.25%, 7/5/2022	EUR	300,000	379,004
3.75%, 2/24/2017	EUR	300,000	351,209
4.00%, 7/11/2019	EUR	300,000	376,824
4.00%, 6/29/2020	EUR	250,000	319,674
Skandinaviska Enskilda Banken AB:
1.88%, 11/14/2019	EUR	200,000	232,912
2.00%, 2/19/2021	EUR	200,000	233,932
Svenska Handelsbanken AB:
2.25%, 6/14/2018	EUR	200,000	233,978
2.25%, 8/27/2020	EUR	200,000	237,907
2.63%, 8/23/2022	EUR	200,000	242,868
3.38%, 7/17/2017	EUR	300,000	353,192
3.75%, 2/24/2017	EUR	200,000	234,118
4.38%, 10/20/2021	EUR	400,000	530,539

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Swedbank AB 3.38%, 2/9/2017	EUR	200,000	$232,607
Volvo Treasury AB 5.00%, 5/31/2017	EUR	250,000	299,356

			5,290,597

SWITZERLAND — 2.6%
Credit Suisse AG/London:
0.50%, 3/29/2018	EUR	200,000	222,922
0.63%, 11/20/2018	EUR	300,000	333,973
1.38%, 11/29/2019	EUR	500,000	567,933
1.38%, 1/31/2022	EUR	400,000	446,944
Credit Suisse Group Funding Guernsey, Ltd.:
1.00%, 4/14/2023	CHF	200,000	204,380
1.25%, 4/14/2022	EUR	655,000	697,055
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	300,000	328,700
UBS AG/London:
0.50%, 5/15/2018	EUR	300,000	334,188
1.13%, 6/30/2020	EUR	335,000	376,668
1.25%, 9/3/2021	EUR	300,000	336,349
6.00%, 4/18/2018	EUR	300,000	381,244
6.63%, 4/11/2018	GBP	150,000	253,574

			4,483,930

UNITED ARAB EMIRATES — 0.1%
Xstrata Finance Dubai, Ltd. 2.63%, 11/19/2018	EUR	200,000	195,142

UNITED KINGDOM — 13.2%
Abbey National Treasury Services PLC:
0.88%, 1/13/2020	EUR	200,000	220,469
1.13%, 1/14/2022	EUR	300,000	324,038
1.13%, 3/10/2025	EUR	300,000	306,817
1.75%, 1/15/2018	EUR	100,000	114,512
1.88%, 2/17/2020	GBP	200,000	295,828
2.00%, 1/14/2019	EUR	200,000	231,067
Barclays Bank PLC:
2.13%, 2/24/2021	EUR	300,000	351,508
2.25%, 6/10/2024	EUR	200,000	232,928
4.00%, 1/20/2017	EUR	350,000	409,284
4.88%, 8/13/2019	EUR	300,000	389,307
Barclays PLC 1.50%, 4/1/2022	EUR	200,000	217,511
BAT International Finance PLC 5.38%, 6/29/2017	EUR	200,000	242,809
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	200,000	239,017
5.00%, 11/4/2036	GBP	200,000	354,698
5.13%, 12/1/2025	GBP	150,000	267,004
BP Capital Markets PLC:
1.11%, 2/16/2023	EUR	300,000	321,527
1.53%, 9/26/2022	EUR	200,000	222,666
1.57%, 2/16/2027	EUR	300,000	310,462
2.18%, 9/28/2021	EUR	200,000	233,527
2.97%, 2/27/2026	EUR	200,000	241,885
2.99%, 2/18/2019	EUR	300,000	360,093
3.83%, 10/6/2017	EUR	250,000	297,902
4.33%, 12/10/2018	GBP	100,000	162,681
British Telecommunications PLC:
1.13%, 6/10/2019	EUR	200,000	226,831
8.50%, 12/7/2016	GBP	150,000	245,023
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	318,251
7.00%, 9/19/2033	GBP	100,000	203,751
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	500,000	583,821
4.75%, 8/5/2019	EUR	550,000	704,207
5.13%, 9/18/2017	EUR	400,000	487,224
Diageo Finance PLC 1.13%, 5/20/2019	EUR	300,000	338,217
GlaxoSmithKline Capital PLC:
0.63%, 12/2/2019	EUR	400,000	447,339
1.38%, 12/2/2024	EUR	200,000	221,850
4.25%, 12/18/2045	GBP	200,000	321,609
5.25%, 12/19/2033	GBP	200,000	369,794
5.25%, 4/10/2042	GBP	150,000	278,255
5.63%, 12/13/2017	EUR	250,000	311,835
6.38%, 3/9/2039	GBP	100,000	209,949
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	300,000	354,056
3.75%, 11/30/2016	EUR	250,000	290,510
3.88%, 10/24/2018	EUR	200,000	245,696
4.00%, 1/15/2021	EUR	300,000	382,894
Imperial Tobacco Finance PLC:
2.25%, 2/26/2021	EUR	200,000	231,490
9.00%, 2/17/2022	GBP	250,000	501,759
Lloyds Bank PLC:
0.63%, 4/20/2020	EUR	100,000	110,053
1.00%, 11/19/2021	EUR	500,000	547,648
1.25%, 1/13/2025	EUR	400,000	427,457
1.88%, 10/10/2018	EUR	200,000	231,892
4.63%, 2/2/2017	EUR	200,000	236,013
5.38%, 9/3/2019	EUR	200,000	263,380
6.50%, 9/17/2040	GBP	200,000	417,962
Nationwide Building Society:
1.13%, 6/3/2022	EUR	200,000	218,583
1.25%, 3/3/2025	EUR	300,000	316,451
3.13%, 4/3/2017	EUR	200,000	232,408
5.63%, 9/9/2019	GBP	150,000	256,235
Royal Bank of Scotland Group PLC:
1.50%, 11/28/2016	EUR	300,000	337,542
1.63%, 6/25/2019	EUR	200,000	222,669
Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	350,000	412,645
5.38%, 9/30/2019	EUR	450,000	585,444
5.50%, 3/23/2020	EUR	100,000	132,634
7.50%, 4/29/2024	GBP	200,000	391,728
Sky PLC:
1.50%, 9/15/2021	EUR	300,000	327,897
2.50%, 9/15/2026	EUR	300,000	329,339
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	200,000	226,254
1.63%, 6/13/2021	EUR	200,000	218,270
1.75%, 10/29/2017	EUR	200,000	227,751
3.88%, 10/20/2016	EUR	400,000	462,627
4.13%, 1/18/2019	EUR	200,000	243,454
4.38%, 1/18/2038	GBP	100,000	139,657
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	200,000	353,331

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Vodafone Group PLC:
1.00%, 9/11/2020	EUR	300,000	$332,286
1.88%, 9/11/2025	EUR	200,000	218,294
4.65%, 1/20/2022	EUR	400,000	527,231
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	100,000	173,601
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	200,000	374,237

			23,116,874

UNITED STATES — 23.0%
Amgen, Inc. 4.00%, 9/13/2029	GBP	200,000	312,072
Apple, Inc.:
1.00%, 11/10/2022	EUR	300,000	330,375
1.38%, 1/17/2024	EUR	300,000	333,190
1.63%, 11/10/2026	EUR	500,000	547,425
2.00%, 9/17/2027	EUR	200,000	223,823
3.05%, 7/31/2029	GBP	200,000	298,966
3.70%, 8/28/2022	AUD	200,000	140,053
AT&T, Inc.:
1.30%, 9/5/2023	EUR	200,000	211,605
1.45%, 6/1/2022	EUR	300,000	329,115
1.88%, 12/4/2020	EUR	200,000	231,632
2.40%, 3/15/2024	EUR	200,000	227,304
2.45%, 3/15/2035	EUR	300,000	288,967
2.50%, 3/15/2023	EUR	300,000	348,074
2.65%, 12/17/2021	EUR	400,000	475,949
3.50%, 12/17/2025	EUR	200,000	246,056
3.55%, 12/17/2032	EUR	300,000	350,161
4.25%, 6/1/2043	GBP	200,000	274,362
4.88%, 6/1/2044	GBP	200,000	301,054
5.88%, 4/28/2017	GBP	150,000	240,718
7.00%, 4/30/2040	GBP	250,000	490,121
Bank of America Corp.:
1.38%, 9/10/2021	EUR	500,000	554,336
1.88%, 1/10/2019	EUR	300,000	345,836
2.38%, 6/19/2024	EUR	300,000	343,234
2.50%, 7/27/2020	EUR	350,000	413,836
4.63%, 8/7/2017	EUR	300,000	360,377
4.75%, 4/3/2017	EUR	250,000	297,140
6.13%, 9/15/2021	GBP	100,000	177,541
7.00%, 7/31/2028	GBP	300,000	613,481
7.75%, 4/30/2018	GBP	200,000	346,273
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	300,000	296,344
1.63%, 3/16/2035	EUR	200,000	186,440
BMW US Capital LLC:
0.63%, 4/20/2022	EUR	200,000	209,492
1.00%, 7/18/2017	EUR	300,000	336,962
Citigroup, Inc.:
1.38%, 10/27/2021	EUR	300,000	332,539
1.75%, 1/28/2025	EUR	200,000	215,823
2.13%, 9/10/2026	EUR	300,000	325,953
2.38%, 5/22/2024	EUR	200,000	229,092
4.38%, 1/30/2017	EUR	300,000	352,862
5.00%, 8/2/2019	EUR	550,000	710,122
7.38%, 9/4/2019	EUR	400,000	558,491
Coca-cola Co.:
0.75%, 3/9/2023	EUR	300,000	320,400
1.13%, 3/9/2027	EUR	400,000	409,713
1.63%, 3/9/2035	EUR	300,000	293,942
1.88%, 9/22/2026	EUR	200,000	225,511
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	200,000	306,181
GE Capital European Funding 1.63%, 3/15/2018	EUR	100,000	114,820
General Electric Co.:
1.25%, 5/26/2023	EUR	300,000	331,764
1.88%, 5/28/2027	EUR	300,000	335,770
Goldman Sachs Group, Inc.:
1.38%, 7/26/2022	EUR	300,000	326,549
2.00%, 7/27/2023	EUR	400,000	446,431
2.13%, 9/30/2024	EUR	200,000	222,780
2.50%, 10/18/2021	EUR	300,000	352,429
2.63%, 8/19/2020	EUR	100,000	118,756
3.25%, 2/1/2023	EUR	200,000	243,565
4.25%, 1/29/2026	GBP	100,000	161,040
4.38%, 3/16/2017	EUR	150,000	176,998
4.50%, 1/30/2017	EUR	300,000	353,101
5.13%, 10/23/2019	EUR	200,000	258,959
6.38%, 5/2/2018	EUR	350,000	447,551
Heathrow Funding, Ltd.:
4.63%, 10/31/2048	GBP	100,000	160,859
5.23%, 2/15/2023	GBP	200,000	345,717
5.88%, 5/13/2043	GBP	200,000	378,618
6.45%, 12/10/2031	GBP	150,000	297,301
6.75%, 12/3/2026	GBP	150,000	297,223
HSBC Finance Corp. 4.88%, 5/30/2017	EUR	200,000	239,645
International Business Machines Corp.:
1.25%, 5/26/2023	EUR	200,000	221,937
1.38%, 11/19/2019	EUR	200,000	230,695
1.88%, 11/6/2020	EUR	300,000	352,627
2.75%, 12/21/2020	GBP	200,000	310,594
2.88%, 11/7/2025	EUR	100,000	123,253
Johnson & Johnson 4.75%, 11/6/2019	EUR	200,000	262,213
JPMorgan Chase & Co.:
1.38%, 9/16/2021	EUR	400,000	445,984
1.50%, 1/27/2025	EUR	400,000	433,431
1.88%, 11/21/2019	EUR	200,000	233,253
2.63%, 4/23/2021	EUR	200,000	238,847
2.75%, 8/24/2022	EUR	400,000	481,747
2.75%, 2/1/2023	EUR	100,000	120,464
3.00%, 2/19/2026	EUR	300,000	364,924
3.88%, 9/23/2020	EUR	300,000	381,772
Merck & Co, Inc. 1.88%, 10/15/2026	EUR	400,000	454,072
Microsoft Corp.:
2.13%, 12/6/2021	EUR	400,000	478,029
3.13%, 12/6/2028	EUR	300,000	383,248
Mondelez International, Inc. 2.38%, 1/26/2021	EUR	300,000	351,207
Morgan Stanley:
1.75%, 1/30/2025	EUR	300,000	323,992
1.88%, 3/30/2023	EUR	300,000	334,790
2.25%, 3/12/2018	EUR	300,000	348,551

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

2.38%, 3/31/2021	EUR	400,000	$468,980
3.75%, 9/21/2017	EUR	300,000	356,470
4.38%, 10/12/2016	EUR	100,000	116,349
5.38%, 8/10/2020	EUR	300,000	399,609
5.50%, 10/2/2017	EUR	300,000	368,108
Oracle Corp. 2.25%, 1/10/2021	EUR	300,000	356,005
Pfizer, Inc.:
5.75%, 6/3/2021	EUR	450,000	634,018
6.50%, 6/3/2038	GBP	300,000	634,429
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	300,000	347,069
2.88%, 3/3/2026	EUR	200,000	242,535
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	193,801
2.38%, 9/23/2024	EUR	200,000	219,352
Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	200,000	237,017
4.88%, 5/11/2027	EUR	200,000	297,395
5.13%, 10/24/2017	EUR	250,000	307,304
Roche Holdings, Inc. 6.50%, 3/4/2021	EUR	350,000	507,673
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	250,000	289,368
Toyota Motor Credit Corp.:
0.75%, 7/21/2022	EUR	200,000	214,209
1.00%, 9/10/2021	EUR	200,000	220,203
1.25%, 8/1/2017	EUR	200,000	226,816
1.80%, 7/23/2020	EUR	200,000	232,507
Verizon Communications, Inc.:
1.63%, 3/1/2024	EUR	300,000	325,227
2.38%, 2/17/2022	EUR	400,000	467,174
2.63%, 12/1/2031	EUR	200,000	217,317
3.25%, 2/17/2026	EUR	200,000	242,202
4.07%, 6/18/2024	GBP	100,000	159,709
4.75%, 2/17/2034	GBP	200,000	319,376
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	200,000	304,203
4.88%, 1/19/2039	GBP	250,000	454,295
5.25%, 9/28/2035	GBP	150,000	284,503
5.63%, 3/27/2034	GBP	250,000	488,737
Wells Fargo & Co.:
1.13%, 10/29/2021	EUR	300,000	332,387
1.63%, 6/2/2025	EUR	300,000	329,016
2.13%, 4/22/2022	GBP	100,000	146,652
2.13%, 6/4/2024	EUR	300,000	346,450
2.25%, 9/3/2020	EUR	300,000	356,080
2.25%, 5/2/2023	EUR	200,000	234,319
2.63%, 8/16/2022	EUR	250,000	300,982
4.13%, 11/3/2016	EUR	50,000	58,191
4.13%, 11/3/2016	EUR	350,000	407,335
4.63%, 11/2/2035	GBP	150,000	253,147

			40,344,968

TOTAL BONDS & NOTES —
(Cost $194,362,008)			172,129,010

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (a)(b)(c) (Cost $94,302)		94,302	94,302

TOTAL INVESTMENTS — 98.3% (d)
(Cost $194,456,310)			172,223,312
OTHER ASSETS & LIABILITIES — 1.7%			2,904,546

NET ASSETS — 100.0%			$175,127,858

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

At September 30, 2015, open forward foreign currency contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Citibank N.A. London	JPY	57,500,000	EUR	428,517	10/6/2015	$(1,770)
Barclays Bank PLC Wholesale	JPY	57,500,000	EUR	429,219	10/6/2015	(987)
Citibank N.A. London	EUR	421,024	JPY	57,500,000	10/6/2015	10,135
Barclays Bank PLC Wholesale	EUR	420,436	JPY	57,500,000	10/6/2015	10,791
Citibank N.A. London	EUR	428,483	JPY	57,500,000	11/5/2015	1,770
Barclays Bank PLC Wholesale	EUR	429,170	JPY	57,500,000	11/5/2015	1,003

						$20,942

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

AUD = Australian Dollar
CHF = Swiss Franc
EUR = Euro Currency
GBP = Great British Pound
JPY = Japanese Yen
PLC = Public Limited Company
SAS = Societe par Actions Simplifiee

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.3%
BRAZIL — 10.3%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 7/1/2016 (a)	BRL	440,000	$99,327
Zero Coupon, 10/1/2016 (a)	BRL	3,450,000	748,283
Zero Coupon, 1/1/2017 (a)	BRL	4,250,000	890,013
Zero Coupon, 7/1/2017 (a)	BRL	400,000	77,723
Zero Coupon, 10/1/2017 (a)	BRL	400,000	74,531
Zero Coupon, 1/1/2018 (a)	BRL	5,200,000	933,378
Zero Coupon, 7/1/2018 (a)	BRL	4,950,000	824,481
Zero Coupon, 1/1/2019 (a)	BRL	6,500,000	1,003,735
Zero Coupon, 7/1/2019 (a)	BRL	4,100,000	588,498
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2017	BRL	1,540,000	363,775
10.00%, 1/1/2021	BRL	2,030,000	411,478
10.00%, 1/1/2023	BRL	3,480,000	667,162
10.00%, 1/1/2025	BRL	2,850,000	523,936
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	65,483
10.25%, 1/10/2028	BRL	250,000	50,854

			7,322,657

CHILE — 1.6%
Bonos del Banco Central de Chile en Pesos:
6.00%, 8/1/2016	CLP	40,000,000	58,435
6.00%, 1/1/2017	CLP	25,000,000	36,727
6.00%, 6/1/2017	CLP	55,000,000	81,407
6.00%, 3/1/2018	CLP	80,000,000	119,989
6.00%, 6/1/2018	CLP	120,000,000	180,511
6.00%, 2/1/2021	CLP	105,000,000	162,545
6.00%, 3/1/2022	CLP	120,000,000	187,244
6.00%, 3/1/2023	CLP	130,000,000	203,820
Chile Government International Bond:
5.50%, 8/5/2020	CLP	47,000,000	69,691
5.50%, 8/5/2020	CLP	45,000,000	66,726

			1,167,095

COLOMBIA — 3.8%
Colombia Government International Bond:
4.38%, 3/21/2023 (b)	COP	88,000,000	23,346
7.75%, 4/14/2021	COP	115,000,000	37,624
9.85%, 6/28/2027	COP	95,000,000	34,989
9.85%, 6/28/2027	COP	20,000,000	7,366
Colombian TES:
5.00%, 11/21/2018	COP	2,000,000,000	618,133
6.00%, 4/28/2028	COP	2,000,000,000	523,969
7.00%, 9/11/2019	COP	1,200,000,000	388,534
7.00%, 5/4/2022	COP	2,000,000,000	625,631
7.50%, 8/26/2026	COP	650,000,000	196,043
7.75%, 9/18/2030	COP	500,000,000	146,129
11.00%, 7/24/2020	COP	300,000,000	111,239

			2,713,003

CZECH REPUBLIC — 3.8%
Czech Republic Government Bond:
0.85%, 3/17/2018	CZK	1,200,000	50,489
1.50%, 10/29/2019	CZK	7,350,000	320,479
2.40%, 9/17/2025	CZK	3,000,000	143,548
2.50%, 8/25/2028	CZK	3,000,000	145,521
3.75%, 9/12/2020	CZK	2,800,000	136,211
3.85%, 9/29/2021	CZK	3,200,000	161,153
4.00%, 4/11/2017	CZK	4,000,000	174,999
4.20%, 12/4/2036	CZK	3,500,000	209,726
4.60%, 8/18/2018	CZK	6,800,000	317,122
4.70%, 9/12/2022	CZK	6,500,000	348,831
5.00%, 4/11/2019	CZK	8,100,000	392,162
5.70%, 5/25/2024	CZK	5,800,000	344,876

			2,745,117

HUNGARY — 3.6%
Hungary Government Bond:
2.50%, 6/22/2018	HUF	26,000,000	94,927
3.50%, 6/24/2020	HUF	65,000,000	243,701
4.00%, 4/25/2018	HUF	85,000,000	321,700
5.50%, 12/22/2016	HUF	35,000,000	132,716
5.50%, 6/24/2025	HUF	59,200,000	248,171
6.00%, 11/24/2023	HUF	112,000,000	477,337
6.50%, 6/24/2019	HUF	67,000,000	276,500
6.75%, 2/24/2017	HUF	65,000,000	251,675
7.00%, 6/24/2022	HUF	89,000,000	391,069
7.50%, 11/12/2020	HUF	21,200,000	93,806

			2,531,602

INDONESIA — 4.4%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	2,000,000,000	123,593
5.63%, 5/15/2023	IDR	6,500,000,000	346,718
6.13%, 5/15/2028	IDR	11,500,000,000	574,192
6.25%, 4/15/2017	IDR	1,500,000,000	98,431
6.38%, 4/15/2042	IDR	1,700,000,000	76,365
6.63%, 5/15/2033	IDR	1,500,000,000	74,140
7.00%, 5/15/2022	IDR	1,290,000,000	76,578
7.00%, 5/15/2027	IDR	2,300,000,000	128,146
7.88%, 4/15/2019	IDR	6,000,000,000	388,927
8.25%, 7/15/2021	IDR	1,940,000,000	124,593
8.25%, 6/15/2032	IDR	5,210,000,000	305,598
8.38%, 3/15/2024	IDR	2,400,000,000	151,402
8.38%, 3/15/2034	IDR	5,500,000,000	325,536
9.50%, 5/15/2041	IDR	1,000,000,000	64,909
9.75%, 5/15/2037	IDR	1,250,000,000	83,590
10.00%, 7/15/2017	IDR	1,200,000,000	83,049
11.50%, 9/15/2019	IDR	900,000,000	65,067
12.80%, 6/15/2021	IDR	350,000,000	27,083

			3,117,917

ISRAEL — 4.5%
Israel Government Bond — Fixed:
1.25%, 10/31/2017	ILS	450,000	117,075

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

1.75%, 8/31/2025	ILS	300,000	$73,379
2.25%, 5/31/2019	ILS	470,000	126,624
3.75%, 3/31/2024	ILS	580,000	168,699
4.00%, 1/31/2018	ILS	1,500,000	415,104
4.25%, 8/31/2016	ILS	200,000	52,898
4.25%, 3/31/2023	ILS	850,000	255,131
5.00%, 1/31/2020	ILS	1,100,000	329,581
5.50%, 2/28/2017	ILS	800,000	219,185
5.50%, 1/31/2022	ILS	1,220,000	387,747
5.50%, 1/31/2042	ILS	700,000	247,054
6.00%, 2/28/2019	ILS	1,200,000	362,117
6.25%, 10/30/2026	ILS	1,280,000	452,866

			3,207,460

MALAYSIA — 7.8%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	170,000	38,671
3.26%, 3/1/2018	MYR	1,610,000	363,474
3.31%, 10/31/2017	MYR	480,000	109,038
3.39%, 3/15/2017	MYR	1,750,000	398,255
3.48%, 3/15/2023	MYR	1,010,000	217,896
3.49%, 3/31/2020	MYR	1,200,000	269,656
3.50%, 5/31/2027	MYR	600,000	123,404
3.58%, 9/28/2018	MYR	2,000,000	454,499
3.65%, 10/31/2019	MYR	580,000	130,645
3.73%, 6/15/2028	MYR	240,000	50,346
3.84%, 4/15/2033	MYR	1,120,000	224,510
3.89%, 7/31/2020	MYR	500,000	113,241
3.89%, 3/15/2027	MYR	600,000	129,746
3.96%, 9/15/2025	MYR	350,000	78,301
4.13%, 4/15/2032	MYR	300,000	63,384
4.18%, 7/15/2024	MYR	900,000	201,324
4.23%, 6/30/2031	MYR	200,000	43,170
4.38%, 11/29/2019	MYR	400,000	92,754
4.39%, 4/15/2026	MYR	900,000	206,595
4.94%, 9/30/2043	MYR	300,000	69,507
Malaysia Government Investment Issue:
3.68%, 11/23/2017	MYR	3,000,000	682,795
3.80%, 8/27/2020	MYR	3,000,000	673,609
4.19%, 7/15/2022	MYR	2,000,000	451,536
4.44%, 5/22/2024	MYR	1,800,000	408,499

			5,594,855

MEXICO — 10.3%
Mexican Bonos:
4.75%, 6/14/2018	MXN	17,200,000	1,018,692
5.00%, 12/11/2019	MXN	2,300,000	134,851
6.50%, 6/10/2021	MXN	7,500,000	463,422
6.50%, 6/9/2022	MXN	7,300,000	446,732
7.25%, 12/15/2016	MXN	6,300,000	386,917
7.50%, 6/3/2027	MXN	5,020,000	323,185
7.75%, 12/14/2017	MXN	3,000,000	190,344
7.75%, 5/29/2031	MXN	9,200,000	603,153
7.75%, 11/23/2034	MXN	500,000	32,678
7.75%, 11/13/2042	MXN	7,300,000	474,772
8.00%, 6/11/2020	MXN	4,200,000	276,433
8.00%, 12/7/2023	MXN	4,400,000	292,583
8.50%, 12/13/2018	MXN	14,700,000	961,451
8.50%, 5/31/2029	MXN	4,350,000	302,908
8.50%, 11/18/2038	MXN	4,500,000	314,938
10.00%, 12/5/2024	MXN	10,300,000	774,230
10.00%, 11/20/2036	MXN	4,500,000	361,141

			7,358,430

NIGERIA — 1.9%
Nigeria Government Bond:
10.00%, 7/23/2030	NGN	150,000,000	521,104
10.70%, 5/30/2018	NGN	28,440,000	129,475
14.20%, 3/14/2024	NGN	49,000,000	233,995
15.10%, 4/27/2017	NGN	75,000,000	377,165
16.39%, 1/27/2022	NGN	24,000,000	126,474

			1,388,213

PERU — 2.1%
Peru Government Bond 6.95%, 8/12/2031	PEN	940,000	268,950
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	710,000	193,241
5.70%, 8/12/2024	PEN	300,000	83,144
6.00%, 2/12/2029	PEN	400,000	106,614
6.71%, 2/12/2055	PEN	250,000	65,081
6.85%, 2/12/2042	PEN	480,000	129,244
6.90%, 8/12/2037	PEN	400,000	109,820
6.90%, 8/12/2037	PEN	350,000	96,092
7.84%, 8/12/2020	PEN	1,195,000	390,893
8.20%, 8/12/2026	PEN	120,000	38,548
8.60%, 8/12/2017	PEN	10,000	3,317

			1,484,944

PHILIPPINES — 4.6%
Philippine Government Bond:
3.50%, 3/20/2021	PHP	4,000,000	85,411
3.63%, 9/9/2025	PHP	8,840,435	185,660
3.88%, 11/22/2019	PHP	25,160,000	548,158
4.13%, 8/20/2024	PHP	16,500,000	357,383
4.63%, 9/9/2040	PHP	958,497	20,052
5.00%, 8/18/2018	PHP	5,400,000	121,759
5.88%, 12/16/2020	PHP	7,950,000	189,932
6.13%, 10/24/2037	PHP	9,500,000	243,344
6.38%, 1/19/2022	PHP	4,700,000	115,333
7.00%, 3/31/2017	PHP	6,000,000	136,326
8.00%, 7/19/2031	PHP	15,987,338	492,935
8.13%, 12/16/2035	PHP	13,300,000	405,344
9.13%, 9/4/2016	PHP	6,900,000	156,337
Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	234,810

			3,292,784

POLAND — 4.6%
Poland Government Bond:
1.50%, 4/25/2020	PLN	1,800,000	455,785
2.50%, 7/25/2018	PLN	730,000	194,763
3.25%, 7/25/2019	PLN	800,000	218,489
3.25%, 7/25/2025	PLN	300,000	81,635
3.75%, 4/25/2018	PLN	850,000	233,660
4.00%, 10/25/2023	PLN	1,000,000	286,334
4.75%, 10/25/2016	PLN	750,000	203,514
4.75%, 4/25/2017	PLN	700,000	192,537
5.25%, 10/25/2017	PLN	1,500,000	421,992
5.75%, 10/25/2021	PLN	500,000	154,883
5.75%, 9/23/2022	PLN	2,100,000	659,731

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

5.75%, 4/25/2029	PLN	430,000	$144,677

			3,248,000

ROMANIA — 2.6%
Romania Government Bond:
3.25%, 1/17/2018	RON	1,300,000	338,167
4.75%, 8/29/2016	RON	580,000	150,885
4.75%, 6/24/2019	RON	500,000	137,292
4.75%, 2/24/2025	RON	500,000	137,180
5.60%, 11/28/2018	RON	700,000	195,336
5.75%, 4/29/2020	RON	580,000	165,905
5.80%, 7/26/2027	RON	250,000	73,273
5.85%, 4/26/2023	RON	800,000	233,748
5.90%, 7/26/2017	RON	1,020,000	276,868
5.95%, 6/11/2021	RON	500,000	145,436

			1,854,090

RUSSIA — 3.3%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	29,000,000	398,935
6.40%, 5/27/2020	RUB	11,000,000	139,919
6.80%, 12/11/2019	RUB	17,900,000	234,644
7.00%, 1/25/2023	RUB	4,600,000	56,373
7.00%, 8/16/2023	RUB	35,212,000	427,498
7.05%, 1/19/2028	RUB	16,200,000	185,888
7.40%, 6/14/2017	RUB	7,620,000	109,864
7.50%, 3/15/2018	RUB	33,500,000	472,752
7.60%, 4/14/2021	RUB	3,800,000	49,952
8.15%, 2/3/2027	RUB	15,000,000	190,963
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	5,000,000	71,038

			2,337,826

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	6,600,000	355,654
6.50%, 2/28/2041	ZAR	8,300,000	449,366
6.75%, 3/31/2021	ZAR	2,900,000	197,339
7.00%, 2/28/2031	ZAR	9,200,000	559,572
7.25%, 1/15/2020	ZAR	5,350,000	378,218
7.75%, 2/28/2023	ZAR	2,650,000	185,809
8.00%, 12/21/2018	ZAR	1,400,000	102,314
8.00%, 1/31/2030	ZAR	1,700,000	114,501
8.25%, 9/15/2017	ZAR	3,500,000	257,624
8.75%, 2/28/2048	ZAR	2,800,000	195,212
8.88%, 2/28/2035	ZAR	3,000,000	213,568
10.50%, 12/21/2026	ZAR	2,600,000	215,567
13.50%, 9/15/2016	ZAR	1	—

			3,224,744

SOUTH KOREA — 12.7%
Korea Monetary Stabilization Bond 2.22%, 10/2/2016	KRW	380,000,000	322,784
Korea Treasury Bond:
2.00%, 12/10/2017	KRW	750,000,000	638,598
2.00%, 3/10/2020	KRW	600,000,000	512,718
2.00%, 9/10/2020	KRW	100,000,000	85,466
2.75%, 6/10/2016	KRW	90,000,000	76,578
2.75%, 6/10/2017	KRW	730,000,000	628,056
2.75%, 9/10/2017	KRW	1,230,000,000	1,061,194
2.75%, 3/10/2018	KRW	449,000,000	389,397
2.75%, 9/10/2019	KRW	300,000,000	263,546
2.75%, 12/10/2044	KRW	160,000,000	147,971
3.00%, 12/10/2016	KRW	500,000,000	429,045
3.00%, 3/10/2023	KRW	580,000,000	525,254
3.00%, 9/10/2024	KRW	700,000,000	636,327
3.00%, 12/10/2042	KRW	365,000,000	352,097
3.13%, 3/10/2019	KRW	230,000,000	203,722
3.38%, 9/10/2023	KRW	330,000,000	306,714
3.50%, 3/10/2024	KRW	380,000,000	357,331
3.75%, 6/10/2022	KRW	100,000,000	94,276
3.75%, 12/10/2033	KRW	210,000,000	217,747
4.00%, 12/10/2031	KRW	545,000,000	572,385
4.25%, 6/10/2021	KRW	467,000,000	446,151
4.75%, 12/10/2030	KRW	620,000,000	695,655

			8,963,012

THAILAND — 6.7%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	335,534
3.25%, 6/16/2017	THB	8,500,000	241,089
3.45%, 3/8/2019	THB	9,500,000	274,244
3.58%, 12/17/2027	THB	9,850,000	286,179
3.63%, 6/16/2023	THB	12,930,000	378,272
3.65%, 12/17/2021	THB	28,200,000	825,475
3.65%, 6/20/2031	THB	3,700,000	105,501
3.78%, 6/25/2032	THB	5,700,000	162,755
3.80%, 6/14/2041	THB	17,000,000	475,285
3.85%, 12/12/2025	THB	2,000,000	60,124
3.88%, 6/13/2019	THB	26,500,000	779,150
4.68%, 6/29/2044	THB	10,000,000	321,536
4.85%, 6/17/2061	THB	2,000,000	64,266
4.88%, 6/22/2029	THB	9,500,000	315,546
5.13%, 3/13/2018	THB	6,000,000	178,934

			4,803,890

TURKEY — 4.4%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	1,490,000	443,518
7.10%, 3/8/2023	TRY	950,000	253,522
7.40%, 2/5/2020	TRY	350,000	101,494
8.00%, 3/12/2025	TRY	800,000	221,881
8.50%, 7/10/2019	TRY	900,000	274,214
8.50%, 9/14/2022	TRY	1,100,000	320,799
8.80%, 11/14/2018	TRY	1,500,000	465,940
8.80%, 9/27/2023	TRY	480,000	140,857
9.00%, 3/8/2017	TRY	950,000	305,606
9.00%, 7/24/2024	TRY	800,000	235,951
9.50%, 1/12/2022	TRY	500,000	154,405
10.50%, 1/15/2020	TRY	670,000	218,410

			3,136,597

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $87,648,559)			69,492,236

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d)	658,539	$658,539
State Street Navigator Securities Lending Prime Portfolio (c)(e)	13,200	13,200

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $671,739)		671,739

TOTAL INVESTMENTS — 98.2% (g)
(Cost $88,320,298)		70,163,975
OTHER ASSETS & LIABILITIES — 1.8%		1,255,464

NET ASSETS — 100.0%		$71,419,439

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Investments of cash collateral for securities loaned.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

At September 30, 2015, open forward foreign currency contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	Depreciation

Citibank NA London	NGN	26,000,000	USD	130,620	10/5/2015	$131
Citibank NA London	USD	130,637	NGN	26,000,000	10/5/2015	(148)
Deutsche Bank AG	NGN	26,000,000	USD	130,637	10/5/2015	148
Deutsche Bank AG	USD	128,713	NGN	26,000,000	10/5/2015	1,777
Citibank NA London	USD	129,160	NGN	26,000,000	11/4/2015	239
Deutsche Bank AG	USD	129,032	NGN	26,000,000	11/4/2015	368
HSBC Bank PLC	USD	49,261	NGN	10,000,000	11/4/2015	508
JPMorgan Chase Bank NA London	USD	123,457	NGN	25,000,000	11/4/2015	966

						$3,989

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

BONDS & NOTES — 95.5%
ARGENTINA — 0.2%
Pan American Energy LLC/Argentine Branch 7.88%, 5/7/2021		50,000	$49,485

AUSTRALIA — 1.5%
FMG Resources August 2006 Pty, Ltd.:
8.25%, 11/1/2019 (a)		200,000	159,500
9.75%, 3/1/2022 (a)		100,000	93,125
Origin Energy Finance, Ltd. 4.00%, 9/16/2074 (b)	EUR	100,000	92,091

			344,716

AUSTRIA — 1.2%
JBS Investments GmbH 7.75%, 10/28/2020		200,000	205,000
Raiffeisen Bank International AG 4.50%, 2/21/2025 (b)	EUR	100,000	83,942

			288,942

BRAZIL — 2.1%
Banco Bradesco SA 5.90%, 1/16/2021		150,000	140,625
Itau Unibanco Holding SA 5.65%, 3/19/2022		300,000	267,750
Oi SA 5.75%, 2/10/2022		200,000	93,000

			501,375

CANADA — 6.9%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (a)		100,000	97,770
6.00%, 4/1/2022 (a)		100,000	101,500
Baytex Energy Corp. 5.13%, 6/1/2021 (a)		50,000	39,750
Bombardier, Inc.:
5.75%, 3/15/2022 (a)		100,000	73,500
6.00%, 10/15/2022 (a)		100,000	74,250
7.50%, 3/15/2018 (a)		100,000	93,000
Brookfield Residential Properties, Inc. 6.13%, 7/1/2022 (a)		100,000	95,250
Cascades, Inc. 5.50%, 7/15/2022 (a)		100,000	95,000
Concordia Healthcare Corp. 7.00%, 4/15/2023 (a)		50,000	43,750
First Quantum Minerals, Ltd. 7.25%, 5/15/2022 (a)		200,000	124,000
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)		30,000	28,838
HudBay Minerals, Inc. 9.50%, 10/1/2020		50,000	39,937
MDC Partners, Inc. 6.75%, 4/1/2020 (a)		100,000	98,750
MEG Energy Corp. 7.00%, 3/31/2024 (a)		100,000	79,500
Novelis, Inc. 8.75%, 12/15/2020		150,000	144,405
Pacific Exploration and Production Corp.:
5.38%, 1/26/2019		100,000	37,000
5.63%, 1/19/2025		100,000	34,970
Paramount Resources, Ltd. 6.88%, 6/30/2023 (a)		50,000	43,000
Precision Drilling Corp. 5.25%, 11/15/2024		100,000	79,500
Quebecor Media, Inc. 5.75%, 1/15/2023		100,000	98,500
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)		50,000	47,000
Tervita Corp. 8.00%, 11/15/2018 (a)		100,000	75,000

			1,644,170

CAYMAN ISLANDS — 0.7%
Wynn Macau, Ltd. 5.25%, 10/15/2021 (a)		200,000	173,625

CHINA — 0.4%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)		100,000	100,500

COLOMBIA — 0.8%
Bancolombia SA 5.13%, 9/11/2022		150,000	141,750
Colombia Telecomunicaciones SA ESP 8.50%, 12/29/2049 (b)		40,000	37,300

			179,050

DENMARK — 0.3%
Danske Bank A/S 4.88%, 5/29/2049 (b)	EUR	50,000	58,047

DOMINICAN REPUBLIC — 0.8%
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019		200,000	198,000

FINLAND — 1.0%
Nokia Oyj:
6.63%, 5/15/2039		50,000	52,250
6.75%, 2/4/2019	EUR	50,000	64,508
Stora Enso OYJ 5.00%, 3/19/2018	EUR	100,000	120,499

			237,257

FRANCE — 10.0%
BNP Paribas SA:
5.02%, 4/29/2049 (b)	EUR	50,000	57,731
7.20%, 6/29/2049 (a)(b)		100,000	116,000
BPCE SA 12.50%, 9/29/2049 (b)	EUR	50,000	75,486
Casino Guichard Perracho SA 4.87%, 1/31/2049 (b)	EUR	100,000	101,021
Credit Agricole SA:
6.64%, 5/29/2049 (a)(b)		100,000	102,500
8.20%, 3/29/2049 (b)	EUR	50,000	63,878
Crown European Holdings SA 3.38%, 5/15/2025	EUR	100,000	100,462
Europcar Groupe SA 5.75%, 6/15/2022	EUR	100,000	112,462
Faurecia 3.13%, 6/15/2022	EUR	100,000	100,407
Groupama SA:
6.30%, 10/29/2049 (b)	EUR	50,000	54,278
7.88%, 10/27/2039 (b)	EUR	50,000	58,450

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Italcementi Finance SA 6.13%, 2/21/2018	EUR	100,000	$121,158
Numericable-SFR SAS:
4.88%, 5/15/2019 (a)		200,000	193,500
5.63%, 5/15/2024	EUR	100,000	110,509
6.25%, 5/15/2024 (a)		200,000	192,500
Peugeot SA:
6.50%, 1/18/2019	EUR	50,000	60,563
7.38%, 3/6/2018	EUR	100,000	121,674
Rexel SA 5.13%, 6/15/2020	EUR	100,000	114,974
Societe Generale SA:
5.92%, 12/31/2049 (a)(b)		100,000	101,000
8.88%, 6/29/2049 (b)	GBP	50,000	83,311
9.38%, 9/29/2049 (b)	EUR	50,000	68,602
Tereos Finance Groupe I 4.25%, 3/4/2020	EUR	100,000	90,430
Vallourec SA 2.25%, 9/30/2024	EUR	100,000	74,776
Veolia Environnement SA 4.45%, 1/29/2049 (b)	EUR	100,000	114,204

			2,389,876

GERMANY — 4.7%
Commerzbank AG:
7.75%, 3/16/2021	EUR	100,000	131,271
8.13%, 9/19/2023 (a)		200,000	231,922
K+S AG 4.13%, 12/6/2021	EUR	100,000	127,954
ThyssenKrupp AG:
1.75%, 11/25/2020	EUR	100,000	105,721
3.13%, 10/25/2019	EUR	100,000	113,020
Unitymedia GmbH 6.13%, 1/15/2025 (a)		200,000	197,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.75%, 1/15/2023	EUR	90,000	105,240
6.25%, 1/15/2029	EUR	100,000	117,764

			1,130,392

HUNGARY — 0.5%
Mol Hungarian Oil & Gas PLC 5.88%, 4/20/2017	EUR	100,000	118,429

INDIA — 0.6%
ICICI Bank, Ltd. 6.38%, 4/30/2022 (b)		150,000	151,946

IRELAND — 4.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 4.50%, 5/15/2021		150,000	149,812
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.50%, 9/26/2019		200,000	200,896
Allied Irish Banks PLC 2.75%, 4/16/2019	EUR	100,000	115,532
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 1/15/2022	EUR	100,000	109,392
6.00%, 6/30/2021 (a)		200,000	191,000
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020		200,000	188,240

			954,872

ISRAEL — 0.4%
B Communications, Ltd. 7.38%, 2/15/2021 (a)		100,000	105,500

ITALY — 8.4%
Assicurazioni Generali SpA 6.42%, 12/29/2049 (b)	GBP	50,000	76,495
Astaldi SpA 7.13%, 12/1/2020	EUR	100,000	114,974
Banca Monte dei Paschi di Siena SpA 3.63%, 4/1/2019	EUR	100,000	112,196
Banca Popolare di Milano Scarl 4.25%, 1/30/2019	EUR	100,000	117,239
Banca Popolare di Vicenza 5.00%, 10/25/2018	EUR	100,000	110,945
Banco Popolare SC:
3.50%, 3/14/2019	EUR	100,000	113,852
6.00%, 11/5/2020	EUR	50,000	59,028
Enel SpA 6.63%, 9/15/2076 (b)	GBP	100,000	154,239
International Game Technology PLC 4.75%, 3/5/2020	EUR	100,000	111,346
Intesa Sanpaolo SpA:
5.00%, 9/23/2019	EUR	50,000	61,084
5.15%, 7/16/2020	EUR	50,000	62,028
6.63%, 5/8/2018	EUR	50,000	61,105
6.63%, 9/13/2023	EUR	100,000	132,106
8.38%, 10/29/2049 (b)	EUR	50,000	64,952
Telecom Italia SpA 5.38%, 1/29/2019	EUR	100,000	123,442
UniCredit SpA:
5.75%, 10/28/2025 (b)	EUR	100,000	119,106
6.70%, 6/5/2018	EUR	50,000	61,965
6.95%, 10/31/2022	EUR	100,000	127,800
UnipolSai SpA 5.75%, 12/31/2049 (b)	EUR	100,000	104,636
Veneto Banca SCPA 4.00%, 1/20/2017	EUR	100,000	111,905

			2,000,443

JAMAICA — 0.7%
Digicel Group Ltd. 7.13%, 4/1/2022		200,000	172,500

JAPAN — 1.3%
SoftBank Group Corp.:
4.50%, 4/15/2020 (a)		200,000	193,680
5.25%, 7/30/2027	EUR	100,000	102,834

			296,514

KAZAKHSTAN — 0.2%
Kazkommertsbank JSC 5.50%, 12/21/2022		50,000	36,099

LUXEMBOURG — 17.8%
Altice Financing SA 6.63%, 2/15/2023 (a)		200,000	192,375
Altice Luxembourg SA:
7.25%, 5/15/2022	EUR	100,000	105,206
7.75%, 5/15/2022 (a)		200,000	182,000

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

ArcelorMittal:
3.13%, 1/14/2022	EUR	100,000	$93,471
5.25%, 2/25/2017		100,000	99,000
7.00%, 2/25/2022		50,000	45,500
7.50%, 3/1/2041		50,000	40,250
7.75%, 10/15/2039		50,000	40,750
10.60%, 6/1/2019		100,000	108,000
CHC Helicopter SA 9.25%, 10/15/2020		135,000	75,600
CNH Industrial Finance Europe SA 6.25%, 3/9/2018	EUR	100,000	117,497
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)		200,000	196,500
CSN Resources SA 6.50%, 7/21/2020		150,000	65,250
Dufry Finance SCA 4.50%, 7/15/2022	EUR	100,000	113,838
Fiat Chrysler Finance Europe:
4.75%, 3/22/2021	EUR	100,000	111,815
6.63%, 3/15/2018	EUR	100,000	117,485
6.75%, 10/14/2019	EUR	100,000	119,997
Finmeccanica SpA 4.50%, 1/19/2021	EUR	100,000	118,925
FMC Finance VIII SA 6.50%, 9/15/2018	EUR	50,000	63,724
HeidelbergCement Finance Luxembourg SA 3.25%, 10/21/2021	EUR	100,000	114,974
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a)		200,000	186,000
6.50%, 8/15/2018	EUR	100,000	110,788
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023		150,000	123,750
6.63%, 12/15/2022		100,000	78,000
7.25%, 4/1/2019		50,000	46,875
7.25%, 10/15/2020		100,000	91,750
Intelsat Luxembourg SA 6.75%, 6/1/2018		50,000	42,625
Matterhorn Telecom SA 3.88%, 5/1/2022	EUR	100,000	99,067
Millicom International Cellular SA 6.00%, 3/15/2025 (a)		200,000	180,500
Puma International Financing SA 6.75%, 2/1/2021 (a)		200,000	198,000
Severstal OAO Via Steel Capital SA 4.45%, 3/19/2018		250,000	246,250
Telecom Italia Capital SA 7.20%, 7/18/2036		100,000	105,500
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	50,000	71,348
Telenet Finance V Luxembourg SCA 6.25%, 8/15/2022	EUR	100,000	118,043
Wind Acquisition Finance SA:
7.00%, 4/23/2021	EUR	200,000	222,692
7.38%, 4/23/2021 (a)		200,000	197,500

			4,240,845

MEXICO — 1.4%
BBVA Bancomer SA 7.25%, 4/22/2020		150,000	162,600
Cemex SAB de CV 5.70%, 1/11/2025		200,000	179,000

			341,600

MIDWAY ISLANDS — 0.2%
Teekay Corp. 8.50%, 1/15/2020		50,000	49,000

NETHERLANDS — 11.0%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023		200,000	186,500
Fresenius Finance BV 2.88%, 7/15/2020	EUR	100,000	117,154
Gas Natural Fenosa Finance BV 4.13%, 11/29/2049 (b)	EUR	100,000	102,778
Generali Finance BV 4.60%, 11/30/2049 (b)	EUR	100,000	103,104
Grupo Isolux Corsan Finance BV 6.63%, 4/15/2021	EUR	100,000	42,697
HeidelbergCement Finance Luxembourg SA 8.00%, 1/31/2017	EUR	100,000	121,137
InterGen NV 7.00%, 6/30/2023 (a)		200,000	170,000
JLL/Delta Dutch Pledgeco BV PIK 8.75%, 5/1/2020 (a)		50,000	50,500
Koninklijke KPN NV 6.13%, 3/29/2049 (b)	EUR	100,000	115,743
Marfrig Holding Europe BV 6.88%, 6/24/2019		200,000	171,500
NXP BV/NXP Funding LLC 3.75%, 6/1/2018 (a)		200,000	200,500
OI European Group BV 6.75%, 9/15/2020	EUR	50,000	63,679
Portugal Telecom International Finance BV:
4.50%, 6/16/2025	EUR	100,000	65,356
4.63%, 5/8/2020	EUR	100,000	66,419
Repsol International Finance BV 4.50%, 3/25/2075 (b)	EUR	100,000	90,026
Schaeffler Finance BV:
3.50%, 5/15/2022	EUR	100,000	109,672
4.75%, 5/15/2023 (a)		200,000	193,000
Schaeffler Holding Finance BV 6.88%, 8/15/2018	EUR	100,000	115,333
Sensata Technologies BV 5.00%, 10/1/2025 (a)		100,000	93,875
Telefonica Europe BV:
5.88%, 3/31/2049 (b)	EUR	100,000	111,782
6.50%, 9/29/2049 (b)	EUR	100,000	117,764
UPC Holding BV 6.38%, 9/15/2022	EUR	100,000	118,881
Ziggo Secured Finance BV 3.75%, 1/15/2025	EUR	100,000	100,462

			2,627,862

PORTUGAL — 0.4%
Novo Banco SA 4.00%, 1/21/2019	EUR	100,000	103,354

SPAIN — 1.2%
Abengoa Finance SAU 8.88%, 2/5/2018	EUR	100,000	57,598

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Banco de Sabadell SA 2.50%, 12/5/2016	EUR	100,000	$113,907
Bankia SA 4.00%, 5/22/2024 (b)	EUR	100,000	107,609

			279,114

SWEDEN — 0.4%
Volvo Treasury AB 4.20%, 6/10/2075 (b)	EUR	100,000	105,502

SWITZERLAND — 0.3%
UBS AG 7.15%, 12/29/2049 (b)	EUR	50,000	61,555

UNITED KINGDOM — 12.2%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)		200,000	175,040
Arqiva Broadcast Finance PLC 9.50%, 3/31/2020	GBP	100,000	163,669
Barclays Bank PLC 14.00%, 11/29/2049 (b)	GBP	50,000	97,323
Co-operative Group Holdings 2011 7.50%, 7/8/2026	GBP	100,000	162,969
HBOS Capital Funding LP 6.46%, 11/29/2049 (b)	GBP	80,000	128,330
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)		100,000	97,250
International Game Technology PLC 6.25%, 2/15/2022 (a)		200,000	186,000
Jaguar Land Rover Automotive PLC 5.00%, 2/15/2022	GBP	100,000	150,027
Kerling PLC 10.63%, 2/1/2017	EUR	50,000	56,152
OTE PLC 7.88%, 2/7/2018	EUR	100,000	116,648
Rexam PLC 6.75%, 6/29/2067 (b)	EUR	50,000	55,673
Royal Bank of Scotland Group PLC:
3.63%, 3/25/2024 (b)	EUR	100,000	112,300
5.13%, 5/28/2024		200,000	201,589
6.10%, 6/10/2023		100,000	107,454
7.64%, 12/31/2049 (b)		100,000	106,500
Tesco Corporate Treasury Services PLC:
1.38%, 7/1/2019	EUR	100,000	106,723
2.50%, 7/1/2024	EUR	100,000	101,483
Tesco PLC 5.50%, 12/13/2019	GBP	100,000	161,889
Tullow Oil PLC 6.25%, 4/15/2022 (a)		200,000	140,000
Vedanta Resources PLC 7.13%, 5/31/2023		200,000	123,518
Virgin Media Secured Finance PLC:
4.88%, 1/15/2027	GBP	100,000	133,904
5.38%, 4/15/2021 (a)		225,000	226,406

			2,910,847

UNITED STATES — 3.9%
Cemex Finance LLC 9.38%, 10/12/2022		200,000	212,740
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)		50,000	53,375
5.88%, 1/31/2022 (a)		100,000	107,250
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)		100,000	106,752
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)		200,000	193,750
ZF North America Capital, Inc.:
2.25%, 4/26/2019	EUR	100,000	106,602
4.50%, 4/29/2022 (a)		150,000	141,750

			922,219

TOTAL BONDS & NOTES —
(Cost $26,117,651)			22,773,636

	Shares
SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)(d)(e) (Cost $228,618)		228,618	228,618

TOTAL INVESTMENTS — 96.5% (f)
(Cost $26,346,269)			23,002,254
OTHER ASSETS & LIABILITIES — 3.5%			845,327

NET ASSETS — 100.0%			$23,847,581

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 28.6% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security — Rate shown is rate in effect at September 30, 2015. Maturity date shown is the final maturity.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).
EUR = Euro Currency
GBP = Great British Pound
OJSC = Open Joint Stock Company
PIK = Payment in Kind
PLC = Public Limited Company
SAS = Societe par Actions Simplifiee
SCA = Societe en Commandite par Actions (partnership limited by shares)
ULC = Unlimited Liability Corporation

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BONDS & NOTES — 97.5%
AEROSPACE & DEFENSE — 1.5%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a)(b)	$8,334,000	$7,229,745
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	19,160,000	14,226,300
6.13%, 1/15/2023 (a)(b)	17,263,000	12,688,305
7.50%, 3/15/2025 (a)(b)	21,465,000	16,098,750
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)(b)	13,162,000	12,470,995
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/2021 (a)	6,655,000	6,788,100
7.13%, 3/15/2021 (b)	7,213,000	7,555,618
KLX, Inc. 5.88%, 12/1/2022 (a)(b)	14,038,000	13,656,307
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (b)	6,176,000	5,002,560
TransDigm, Inc.:
5.50%, 10/15/2020 (b)	7,798,000	7,432,469
6.00%, 7/15/2022	17,255,000	16,090,287
6.50%, 7/15/2024	15,685,000	14,741,547

		133,980,983

AIRLINES — 0.3%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	7,044,000	6,867,900
5.50%, 10/1/2019 (a)(b)	11,317,000	11,441,487
US Airways Group, Inc. 6.13%, 6/1/2018	6,014,000	6,179,385

		24,488,772

AUTO COMPONENTS — 1.4%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	4,515,000	4,537,575
Goodyear Tire & Rubber Co.:
6.50%, 3/1/2021 (b)	11,100,000	11,627,250
7.00%, 5/15/2022 (b)	8,635,000	9,174,687
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/2018 (a)(b)	11,040,000	10,807,056
4.25%, 11/15/2019 (a)(b)	5,447,000	5,242,738
Lear Corp. 5.25%, 1/15/2025	9,528,000	9,337,440
MPG Holdco I, Inc. 7.38%, 10/15/2022 (b)	7,985,000	8,304,400
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	13,260,000	13,674,375
Tenneco, Inc. 6.88%, 12/15/2020	6,916,000	7,166,705
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a)	13,575,000	12,904,734
4.50%, 4/29/2022 (a)	13,294,000	12,562,830
4.75%, 4/29/2025 (a)(b)	22,183,000	20,325,174

		125,664,964

AUTOMOBILES — 0.9%
FCA US LLC/CG Co-Issuer, Inc. 8.25%, 6/15/2021	42,145,000	44,724,274
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (b)	20,449,000	19,426,550
5.25%, 4/15/2023	17,700,000	16,505,250
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	6,140,000	6,032,550

		86,688,624

BANKS — 2.2%
CIT Group, Inc.:
4.25%, 8/15/2017	23,122,000	23,411,025
5.25%, 3/15/2018 (b)	20,082,000	20,634,255
5.50%, 2/15/2019 (a)(b)	24,388,000	25,302,550
Commerzbank AG 8.13%, 9/19/2023 (a)	13,667,000	15,848,390
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	28,324,000	27,950,067
Provident Funding Associates LP/PFG Finance Corp. 6.75%, 6/15/2021 (a)(b)	3,725,000	3,529,437
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	30,050,000	30,288,687
6.00%, 12/19/2023	22,821,000	24,296,766
6.13%, 12/15/2022	32,341,000	34,999,689

		206,260,866

BEVERAGES — 0.5%
Constellation Brands, Inc.:
3.75%, 5/1/2021 (b)	4,080,000	4,049,400
4.25%, 5/1/2023	16,536,000	16,473,990
6.00%, 5/1/2022	6,348,000	6,935,190
Cott Beverages, Inc.:
5.38%, 7/1/2022	7,870,000	7,623,984
6.75%, 1/1/2020 (b)	8,418,000	8,649,495

		43,732,059

BUILDING PRODUCTS — 0.8%
Associated Materials LLC 9.13%, 11/1/2017 (b)	7,857,000	6,324,885
Builders FirstSource, Inc. 10.75%, 8/15/2023 (a)	8,888,000	8,876,890
Building Materials Corp. of America:
5.38%, 11/15/2024 (a)	14,486,000	14,304,925
6.00%, 10/15/2025 (a)	11,965,000	12,084,650
Griffon Corp. 5.25%, 3/1/2022	8,100,000	7,705,125
Masco Corp. 4.45%, 4/1/2025	7,585,000	7,679,813
Nortek, Inc. 8.50%, 4/15/2021	7,893,000	8,287,650
Ply Gem Industries, Inc. 6.50%, 2/1/2022	6,501,000	6,240,960

		71,504,898

CAPITAL MARKETS — 0.1%
E*TRADE Financial Corp. 5.38%, 11/15/2022 (b)	7,325,000	7,764,500

CHEMICALS — 2.3%
Ashland, Inc.:
3.88%, 4/15/2018 (b)	9,642,000	9,714,315
4.75%, 8/15/2022 (b)	15,194,000	14,225,382
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023 (a)	8,310,000	8,642,400
10.00%, 10/15/2025 (a)	8,915,000	9,260,456

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Celanese US Holdings LLC 4.63%, 11/15/2022 (b)	$6,368,000	$6,001,840
Chemours Co.:
6.63%, 5/15/2023 (a)(b)	19,020,000	12,790,950
7.00%, 5/15/2025 (a)(b)	11,840,000	7,784,800
Eagle Spinco, Inc. 4.63%, 2/15/2021	12,306,000	10,414,199
Hexion, Inc. 6.63%, 4/15/2020	20,421,000	17,357,850
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	8,225,000	4,935,000
Huntsman International LLC 4.88%, 11/15/2020 (b)	8,090,000	7,029,401
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a)	10,500,000	9,765,000
6.13%, 8/15/2018 (a)(b)	10,121,000	9,539,043
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	15,860,000	12,212,200
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)(b)	14,785,000	12,715,100
PolyOne Corp. 5.25%, 3/15/2023 (b)	4,794,000	4,532,727
PQ Corp. 8.75%, 11/1/2018 (a)	7,618,000	7,618,000
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)(b)	6,976,000	5,232,000
Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (a)	11,425,000	9,768,375
Tronox Finance LLC:
6.38%, 8/15/2020 (b)	13,223,000	8,396,605
7.50%, 3/15/2022 (a)	8,798,000	5,564,735
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/2021 (a)	10,268,000	10,819,905
WR Grace & Co. 5.13%, 10/1/2021 (a)	10,115,000	9,988,562

		214,308,845

COMMERCIAL SERVICES & SUPPLIES — 3.4%
ACCO Brands Corp. 6.75%, 4/30/2020 (b)	6,720,000	6,988,800
Acosta, Inc. 7.75%, 10/1/2022 (a)(b)	12,630,000	11,951,138
ADS Waste Holdings, Inc. 8.25%, 10/1/2020	7,248,000	7,229,880
ADT Corp.:
3.50%, 7/15/2022 (b)	13,133,000	11,622,705
4.88%, 7/15/2042	9,492,000	6,834,240
6.25%, 10/15/2021 (b)	12,163,000	12,543,094
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	7,037,000	6,122,190
APX Group, Inc.:
6.38%, 12/1/2019 (b)	11,595,000	11,131,200
8.75%, 12/1/2020 (b)	13,235,000	11,183,575
Aramark Services, Inc. 5.75%, 3/15/2020	14,156,000	14,713,392
Ashtead Capital, Inc.:
5.63%, 10/1/2024 (a)	5,035,000	5,009,825
6.50%, 7/15/2022 (a)	11,584,000	12,105,280
Cenveo Corp. 6.00%, 8/1/2019 (a)	7,296,000	6,128,640
Clean Harbors, Inc.:
5.13%, 6/1/2021	7,296,000	7,332,480
5.25%, 8/1/2020	7,620,000	7,696,200
ExamWorks Group, Inc. 5.63%, 4/15/2023	6,737,000	6,829,634
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)(b)	8,348,000	6,511,440
H&E Equipment Services, Inc. 7.00%, 9/1/2022 (b)	6,529,000	6,333,130
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (a)(b)	9,055,000	7,526,969
Hertz Corp.:
5.88%, 10/15/2020 (b)	8,878,000	8,775,903
6.75%, 4/15/2019	17,318,000	17,621,065
7.50%, 10/15/2018 (b)	7,248,000	7,342,296
Iron Mountain, Inc.:
5.75%, 8/15/2024	13,525,000	13,051,625
6.00%, 10/1/2020 (a)(b)	14,720,000	14,862,784
6.00%, 8/15/2023	8,317,000	8,317,000
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	16,814,000	16,351,615
Laureate Education, Inc. 9.25%, 9/1/2019 (a)(b)	20,410,000	16,021,850
Monitronics International, Inc. 9.13%, 4/1/2020	8,374,000	7,536,600
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)(b)	7,743,000	7,926,896
Service Corp. International 5.38%, 5/15/2024	8,317,000	8,660,076
Tervita Corp. 8.00%, 11/15/2018 (a)	10,510,000	7,882,500
United Rentals North America, Inc. 4.63%, 7/15/2023	13,400,000	12,981,250

		313,125,272

CONSTRUCTION & ENGINEERING — 0.3%
AECOM:
5.75%, 10/15/2022 (a)	9,898,000	9,953,726
5.88%, 10/15/2024 (a)	11,540,000	11,626,550
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (a)	7,001,000	6,248,392

		27,828,668

CONSTRUCTION MATERIALS — 0.2%
CIMPOR Financial Operations BV 5.75%, 7/17/2024 (a)	9,250,000	6,206,750
Vulcan Materials Co. 7.50%, 6/15/2021	7,746,000	8,869,170

		15,075,920

CONSUMER FINANCE — 0.4%
DFC Finance Corp. 10.50%, 6/15/2020 (a)	11,130,000	6,538,875
Enova International, Inc. 9.75%, 6/1/2021	2,500,000	2,025,000

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Navient Corp.:
5.50%, 1/25/2023 (b)	$15,266,000	$12,107,770
6.00%, 1/25/2017 (b)	15,578,000	15,655,890

		36,327,535

CONTAINERS & PACKAGING — 1.5%
Ardagh Finance Holdings SA 8.63%, 6/15/2019 (a)	10,740,872	10,955,689
Ardagh Packaging Finance PLC 9.13%, 10/15/2020 (a)	9,772,000	10,187,310
Ball Corp.:
4.00%, 11/15/2023 (b)	11,605,000	10,850,675
5.00%, 3/15/2022 (b)	10,018,000	10,043,045
5.25%, 7/1/2025 (b)	12,995,000	12,808,132
Berry Plastics Corp.:
5.13%, 7/15/2023	10,800,000	10,179,000
5.50%, 5/15/2022	6,081,000	5,913,773
BWAY Holding Co. 9.13%, 8/15/2021 (a)	9,168,000	8,847,120
Coveris Holdings SA 7.88%, 11/1/2019 (a)	7,819,000	7,408,503
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021 (b)	4,749,000	4,921,151
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	14,262,000	13,976,760
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	6,970,000	6,621,500
5.88%, 8/15/2023 (a)(b)	12,313,000	12,389,956
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	10,253,000	9,689,085
Silgan Holdings, Inc. 5.00%, 4/1/2020	5,450,000	5,490,875

		140,282,574

DISTRIBUTORS — 0.8%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)	6,913,000	6,774,740
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)(b)	11,140,000	11,362,800
HD Supply, Inc.:
5.25%, 12/15/2021 (a)	18,860,000	18,954,300
7.50%, 7/15/2020	15,478,000	16,097,120
11.50%, 7/15/2020	15,601,000	17,629,130
LKQ Corp. 4.75%, 5/15/2023	7,548,000	7,264,950

		78,083,040

DIVERSIFIED CONSUMER SERVICES — 0.9%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020 (b)	44,180,000	44,621,800
8.25%, 2/15/2021 (b)	13,050,000	13,017,375
9.88%, 8/15/2019	21,600,000	22,356,000

		79,995,175

DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/2019	16,290,000	16,004,925
4.50%, 5/15/2021	13,750,000	13,732,812
Aircastle, Ltd.:
5.13%, 3/15/2021	6,385,000	6,400,963
6.25%, 12/1/2019	7,960,000	8,537,100
6.75%, 4/15/2017	6,483,000	6,790,943
Ally Financial, Inc.:
2.75%, 1/30/2017	6,425,000	6,376,106
3.60%, 5/21/2018	19,350,000	19,132,312
5.50%, 2/15/2017	23,868,000	24,464,700
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017 (b)	13,358,000	12,990,655
Argos Merger Sub, Inc. 7.13%, 3/15/2023 (a)	25,770,000	26,059,912
CNH Industrial Capital LLC:
3.63%, 4/15/2018 (b)	8,407,000	8,170,595
3.88%, 7/16/2018 (a)	7,267,000	7,121,660
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)(b)	7,724,000	7,521,245
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	19,321,000	19,349,981
5.88%, 2/1/2022	16,313,000	16,414,956
6.00%, 8/1/2020 (b)	23,224,000	23,862,660
International Lease Finance Corp. 6.25%, 5/15/2019	16,240,000	17,295,600
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)(b)	7,427,000	7,158,143
KCG Holdings, Inc. 6.88%, 3/15/2020 (a)	7,000,000	6,475,000
National Financial Partners Corp. 9.00%, 7/15/2021 (a)	8,100,000	7,816,500
Nationstar Mortgage LLC/ Nationstar Capital Corp. 6.50%, 7/1/2021 (b)	7,329,000	6,083,070
Navient Corp. 5.50%, 1/15/2019	16,640,000	15,464,800
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	7,544,000	7,506,280
NRG Yield Operating LLC 5.38%, 8/15/2024 (b)	5,639,000	4,948,223
OneMain Financial Holdings, Inc.:
6.75%, 12/15/2019 (a)	9,451,000	9,781,785
7.25%, 12/15/2021 (a)	12,465,000	12,651,975
Opal Acquisition, Inc. 8.88%, 12/15/2021 (a)	8,900,000	8,377,125
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)(b)	17,872,000	16,777,340
Springleaf Finance Corp.:
5.25%, 12/15/2019 (b)	10,430,000	10,195,325
7.75%, 10/1/2021	8,715,000	9,303,262
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)(b)	9,265,000	7,296,188

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Walter Investment Management Corp. 7.88%, 12/15/2021 (b)	$8,248,000	$7,052,040

		377,114,181

DIVERSIFIED TELECOMMUNICATION SERVICES — 10.6%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (a)(b)	9,196,000	9,287,960
6.75%, 11/15/2020 (a)	8,730,000	9,188,325
8.88%, 1/1/2020 (a)	7,252,000	7,759,640
Altice Financing SA:
6.50%, 1/15/2022 (a)(b)	11,960,000	11,547,500
6.63%, 2/15/2023 (a)	26,813,000	25,790,754
Altice Luxembourg SA:
7.63%, 2/15/2025 (a)(b)	24,756,000	21,862,642
7.75%, 5/15/2022 (a)	37,980,000	34,561,800
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)(b)	15,145,000	14,539,200
Avanti Communications Group PLC 10.00%, 10/1/2019 (a)(b)	6,825,000	5,869,500
CenturyLink, Inc.:
5.63%, 4/1/2020 (b)	16,123,000	15,004,386
5.80%, 3/15/2022	17,078,000	14,601,690
6.45%, 6/15/2021	16,825,000	15,394,875
Cincinnati Bell, Inc. 8.38%, 10/15/2020 (b)	8,840,000	8,900,775
CommScope Technologies Finance LLC 6.00%, 6/15/2025 (a)	19,494,000	18,702,154
CommScope, Inc.:
5.00%, 6/15/2021 (a)	7,850,000	7,673,375
5.50%, 6/15/2024 (a)	8,825,000	8,427,875
Consolidated Communications, Inc. 6.50%, 10/1/2022 (a)	8,300,000	7,428,500
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)	6,363,000	5,297,198
8.88%, 9/15/2020 (a)(b)	13,500,000	13,230,000
10.50%, 9/15/2022 (a)	27,365,000	26,680,875
11.00%, 9/15/2025 (a)	49,000,000	47,407,500
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	12,415,000	13,329,986
7.63%, 6/15/2021	12,985,000	13,910,181
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	17,759,000	17,270,628
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	28,005,000	23,104,125
7.25%, 4/1/2019	5,672,000	5,317,500
7.25%, 10/15/2020	26,891,000	24,672,492
Intelsat Luxembourg SA 7.75%, 6/1/2021 (b)	22,705,000	14,985,300
Koninklijke KPN NV 7.00%, 3/28/2073 (a)(c)	8,410,000	8,625,548
Level 3 Financing, Inc.:
5.38%, 8/15/2022	12,474,000	12,130,965
5.38%, 5/1/2025 (a)	11,420,000	10,841,805
8.63%, 7/15/2020	12,042,000	12,583,890
Neptune Finco Corp.:
6.63%, 10/15/2025 (a)	12,770,000	12,833,850
10.13%, 1/15/2023 (a)	24,060,000	24,330,675
10.88%, 10/15/2025 (a)	18,675,000	18,861,750
Numericable-SFR SAS:
4.88%, 5/15/2019 (a)	33,187,000	32,108,422
6.00%, 5/15/2022 (a)	55,285,000	53,280,919
6.25%, 5/15/2024 (a)	18,695,000	17,993,937
Plantronics, Inc. 5.50%, 5/31/2023 (a)	6,880,000	6,897,200
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	4,420,000	4,453,150
SBA Telecommunications, Inc. 5.75%, 7/15/2020	14,495,000	14,929,850
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	35,419,000	34,299,760
Sprint Corp.:
7.13%, 6/15/2024	34,191,000	26,313,394
7.88%, 9/15/2023	57,851,000	46,823,153
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	14,209,000	14,297,806
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	12,240,000	11,505,600
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (a)	9,589,500	10,152,883
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	9,472,500	9,981,647
ViaSat, Inc. 6.88%, 6/15/2020	7,683,000	8,067,150
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	8,275,000	8,233,625
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a)	14,550,000	13,386,000
5.38%, 4/15/2021 (a)(b)	10,173,600	10,237,185
West Corp. 5.38%, 7/15/2022 (a)	14,790,000	13,662,263
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)(b)	26,554,000	26,288,460
6.50%, 4/30/2020 (a)(b)	6,522,000	6,750,270
7.38%, 4/23/2021 (a)	37,574,000	37,104,325
Windstream Services LLC:
6.38%, 8/1/2023	9,535,000	6,870,921
7.75%, 10/15/2020 (b)	10,093,000	8,579,050
7.75%, 10/1/2021 (b)	11,365,000	8,807,875

		972,980,064

ELECTRIC UTILITIES — 3.4%
AES Corp.:
4.88%, 5/15/2023	9,209,000	8,080,897
7.38%, 7/1/2021	13,810,000	14,327,875
Calpine Corp.:
5.38%, 1/15/2023 (b)	19,005,000	17,722,162
5.75%, 1/15/2025 (b)	21,339,000	19,951,965
6.00%, 1/15/2022 (a)	8,283,000	8,583,259
DPL, Inc. 7.25%, 10/15/2021	10,546,000	10,493,270
Dynegy, Inc.:
6.75%, 11/1/2019	29,142,000	29,214,855
7.38%, 11/1/2022	25,230,000	25,450,762
7.63%, 11/1/2024	15,505,000	15,660,050
Enel SpA 8.75%, 9/24/2073 (a)(c)	16,185,000	18,567,756
FirstEnergy Corp.:
2.75%, 3/15/2018	2,450,000	2,456,686
4.25%, 3/15/2023	16,034,000	16,117,826
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	10,070,000	10,286,938

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

GenOn Energy, Inc.:
9.50%, 10/15/2018 (b)	$9,947,000	$9,200,975
9.88%, 10/15/2020	9,756,000	9,073,080
InterGen NV 7.00%, 6/30/2023 (a)	10,139,000	8,618,150
NRG Energy, Inc.:
6.25%, 7/15/2022	16,348,000	14,876,680
7.63%, 1/15/2018	15,461,000	16,234,050
7.88%, 5/15/2021	14,724,000	14,926,455
Talen Energy Supply LLC:
4.60%, 12/15/2021	8,667,000	7,197,944
4.63%, 7/15/2019 (a)	17,170,000	15,624,700
6.50%, 6/1/2025 (a)(b)	9,436,000	8,114,960
Terraform Global Operating LLC 9.75%, 8/15/2022 (a)(b)	11,380,000	9,132,450

		309,913,745

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Belden, Inc. 5.50%, 9/1/2022 (a)	9,728,000	9,411,840
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	8,139,000	8,198,333
5.50%, 12/1/2024 (b)	8,975,000	8,975,000
6.00%, 8/15/2022 (b)	9,558,000	9,990,499
Edgewell Personal Care Co.:
4.70%, 5/19/2021	6,659,000	6,815,713
4.70%, 5/24/2022	7,214,000	7,385,094
General Cable Corp. 5.75%, 10/1/2022 (b)	8,205,000	6,974,250
NXP BV/NXP Funding LLC:
3.75%, 6/1/2018 (a)	9,451,000	9,474,628
4.13%, 6/15/2020 (a)(b)	6,832,000	6,849,080
5.75%, 2/15/2021 (a)	5,945,000	6,182,800
Rexel SA 5.25%, 6/15/2020 (a)(b)	6,680,000	6,829,766

		87,087,003

ENERGY EQUIPMENT & SERVICES — 0.2%
Calfrac Holdings LP 7.50%, 12/1/2020 (a)(b)	8,123,000	5,076,875
TerraForm Power Operating LLC 5.88%, 2/1/2023 (a)	12,682,000	11,191,865

		16,268,740

ENGINEERING & CONSTRUCTION — 0.2%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)(b)	9,399,000	4,323,540
Aguila 3 SA 7.88%, 1/31/2018 (a)(b)	12,413,000	12,506,098

		16,829,638

FOOD PRODUCTS — 1.9%
Albertson’s Holdings LLC/Safeway, Inc. 7.75%, 10/15/2022 (a)	7,462,000	7,995,906
B&G Foods, Inc. 4.63%, 6/1/2021 (b)	9,307,000	8,957,988
Dean Foods Co. 6.50%, 3/15/2023 (a)(b)	8,414,000	8,540,210
HRG Group, Inc.:
7.75%, 1/15/2022	9,420,000	9,243,375
7.88%, 7/15/2019	9,362,000	9,713,075
Ingles Markets, Inc. 5.75%, 6/15/2023	9,273,000	9,528,007
JBS USA LLC/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)(b)	13,495,000	12,415,400
5.88%, 7/15/2024 (a)	10,900,000	10,218,750
8.25%, 2/1/2020 (a)(b)	10,131,000	10,561,567
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)(b)	6,697,000	6,579,803
Post Holdings, Inc.:
6.00%, 12/15/2022 (a)	3,690,000	3,537,788
6.75%, 12/1/2021 (a)(b)	11,971,000	11,971,000
7.38%, 2/15/2022	18,489,000	18,766,335
7.75%, 3/15/2024 (a)(b)	7,115,000	7,292,875
Smithfield Foods, Inc. 6.63%, 8/15/2022	11,726,000	12,356,272
US Foods, Inc. 8.50%, 6/30/2019 (b)	18,096,000	18,729,360
Whitewave Foods Co. 5.38%, 10/1/2022	6,595,000	6,842,313

		173,250,024

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)	11,650,000	11,446,125
Crimson Merger Sub, Inc. 6.63%, 5/15/2022 (a)	18,810,000	16,176,600
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	14,629,000	14,263,275
Hologic, Inc. 5.25%, 7/15/2022 (a)	18,591,000	18,776,910
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	23,086,000	24,165,270
12.50%, 11/1/2019 (b)	9,850,000	10,453,313
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	9,513,000	9,084,915
5.50%, 4/15/2025 (a)(b)	5,728,000	5,105,080
5.63%, 10/15/2023 (a)(b)	4,615,000	4,199,650
5.75%, 8/1/2022 (a)	11,695,000	11,285,675
Universal Hospital Services, Inc. 7.63%, 8/15/2020	8,748,000	8,201,250

		133,158,063

HEALTH CARE PROVIDERS & SERVICES — 5.9%
Amsurg Corp. 5.63%, 7/15/2022	16,105,000	16,084,869
Centene Corp. 4.75%, 5/15/2022 (b)	6,575,000	6,542,125
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	22,470,000	22,975,575
6.88%, 2/1/2022	39,889,000	40,735,046
8.00%, 11/15/2019	28,656,000	29,820,150
DaVita HealthCare Partners, Inc.:
5.00%, 5/1/2025	20,325,000	19,512,000
5.13%, 7/15/2024	26,937,000	26,452,134
5.75%, 8/15/2022	16,278,000	16,929,120
Envision Healthcare Corp. 5.13%, 7/1/2022 (a)	10,468,000	10,441,830

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	$12,736,000	$13,595,680
5.88%, 1/31/2022 (a)	8,743,000	9,376,867
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)(b)	3,656,000	3,939,340
HCA, Inc.:
5.38%, 2/1/2025	35,227,000	34,874,730
6.50%, 2/15/2020	42,011,000	45,791,990
7.50%, 2/15/2022	28,265,000	31,939,450
HealthSouth Corp. 5.75%, 11/1/2024	11,835,000	11,687,062
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	15,421,000	15,864,354
inVentiv Health, Inc. 10.00%, 8/15/2018 (a)	11,274,160	11,189,604
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	6,667,000	6,616,998
8.00%, 1/15/2020 (a)	12,285,000	13,022,100
8.75%, 1/15/2023 (a)(b)	7,906,000	8,568,127
LifePoint Healthcare, Inc. 5.50%, 12/1/2021 (b)	15,972,000	16,131,720
MPH Acquisition Holdings LLC 6.63%, 4/1/2022 (a)	14,138,000	14,138,000
Select Medical Corp. 6.38%, 6/1/2021 (b)	10,388,000	10,128,300
Tenet Healthcare Corp.:
6.00%, 10/1/2020	25,457,000	26,857,135
6.75%, 6/15/2023 (b)	26,538,000	26,338,965
8.13%, 4/1/2022	37,173,000	39,511,182
WellCare Health Plans, Inc. 5.75%, 11/15/2020	10,444,000	10,861,760

		539,926,213

HOTELS, RESTAURANTS & LEISURE — 3.8%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (a)	19,128,000	18,701,446
6.00%, 4/1/2022 (a)	30,800,000	31,262,000
Ameristar Casinos, Inc. 7.50%, 4/15/2021	13,978,000	14,572,065
Boyd Gaming Corp. 6.88%, 5/15/2023	8,246,000	8,369,690
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	13,350,000	12,682,500
11.00%, 10/1/2021 (b)	14,535,000	13,190,512
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022	9,635,000	7,539,388
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/1/2018	6,439,000	6,487,293
4.88%, 11/1/2020 (b)	13,088,000	13,251,600
5.38%, 11/1/2023 (b)	7,374,000	7,484,610
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021	19,012,000	19,629,890
International Game Technology PLC:
5.63%, 2/15/2020 (a)(b)	7,345,000	7,124,650
6.25%, 2/15/2022 (a)	19,860,000	18,469,800
6.50%, 2/15/2025 (a)	13,760,000	12,384,000
Isle of Capri Casinos, Inc. 5.88%, 3/15/2021 (b)	5,500,000	5,665,000
MGM Resorts International:
6.00%, 3/15/2023 (b)	16,675,000	16,195,594
6.63%, 12/15/2021	17,352,000	17,785,800
7.75%, 3/15/2022	11,774,000	12,539,310
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)(b)	8,377,000	8,539,346
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a)	13,850,000	13,642,250
10.00%, 12/1/2022	30,915,000	26,973,337
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a)	8,917,000	8,917,000
Station Casinos LLC 7.50%, 3/1/2021 (b)	5,874,000	6,108,960
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	7,200,000	7,884,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)(b)	7,016,000	5,796,970
5.38%, 3/15/2022 (b)	6,765,000	6,232,256
5.50%, 3/1/2025 (a)(b)	24,350,000	20,880,125

		348,309,392

HOUSEHOLD DURABLES — 0.9%
Brookfield Residential Properties, Inc.:
6.13%, 7/1/2022 (a)	6,625,000	6,310,313
6.50%, 12/15/2020 (a)	8,410,000	8,304,875
DR Horton, Inc.:
3.75%, 3/1/2019	6,746,000	6,788,162
4.00%, 2/15/2020 (b)	6,327,000	6,374,452
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (a)(b)	8,110,000	7,684,225
Lennar Corp.:
4.50%, 6/15/2019	6,717,000	6,790,887
4.50%, 11/15/2019 (b)	7,900,000	7,967,150
4.75%, 11/15/2022	7,959,000	7,726,597
RSI Home Products, Inc. 6.50%, 3/15/2023 (a)	7,783,000	7,783,000
Spectrum Brands, Inc.:
6.38%, 11/15/2020	7,417,000	7,824,935
6.63%, 11/15/2022	5,573,000	5,893,448
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25%, 4/15/2021 (a)	7,293,000	7,256,535

		86,704,579

HOUSEHOLD PRODUCTS — 0.2%
Spectrum Brands, Inc. 5.75%, 7/15/2025 (a)	14,643,000	14,935,860

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Sun Products Corp. 7.75%, 3/15/2021 (a)	$9,290,000	$7,919,725

		22,855,585

INSURANCE — 0.6%
CNO Financial Group, Inc. 5.25%, 5/30/2025	6,800,000	6,902,000
Genworth Holdings, Inc. 7.63%, 9/24/2021 (b)	10,975,000	10,700,625
HUB International, Ltd. 7.88%, 10/1/2021 (a)	17,045,000	16,277,975
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (a)	8,833,000	8,645,299
Voya Financial, Inc. 5.65%, 5/15/2053 (c)	10,364,000	10,446,912
Wayne Merger Sub LLC 8.25%, 8/1/2023 (a)	7,325,000	7,013,687

		59,986,498

INTERNET SOFTWARE & SERVICES — 1.1%
Equinix, Inc.:
4.88%, 4/1/2020 (b)	6,450,000	6,562,875
5.38%, 1/1/2022	6,715,000	6,681,425
5.38%, 4/1/2023	16,179,000	15,824,680
IAC/InterActiveCorp. 4.75%, 12/15/2022	5,206,000	4,776,505
Netflix, Inc.:
5.38%, 2/1/2021 (b)	6,041,000	6,267,538
5.50%, 2/15/2022 (a)	9,010,000	9,100,100
5.88%, 2/15/2025 (a)	10,643,000	10,935,682
TIBCO Software, Inc. 11.38%, 12/1/2021 (a)(b)	11,910,000	11,880,225
VeriSign, Inc. 4.63%, 5/1/2023	9,669,000	9,403,102
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023 (a)	18,697,000	18,136,090

		99,568,222

IT SERVICES — 1.1%
First Data Corp.:
8.25%, 1/15/2021 (a)	24,500,000	25,418,750
11.75%, 8/15/2021	23,628,000	26,227,080
12.63%, 1/15/2021	46,364,000	52,681,095

		104,326,925

LEISURE PRODUCTS — 0.3%
24 Hour Holdings III LLC 8.00%, 6/1/2022 (a)(b)	6,750,000	5,197,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	5,400,000	5,467,500
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	7,743,000	8,091,435
Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)	6,905,000	6,801,425

		25,557,860

MACHINERY — 1.0%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	7,995,000	7,875,075
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)(b)	12,975,000	12,456,000
Cascades, Inc. 5.50%, 7/15/2022 (a)	6,575,000	6,246,250
Case New Holland, Inc. 7.88%, 12/1/2017	20,879,000	22,027,345
Gardner Denver, Inc. 6.88%, 8/15/2021 (a)(b)	7,035,000	6,225,975
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)(b)	14,339,000	11,542,895
Manitowoc Co., Inc. 8.50%, 11/1/2020 (b)	10,423,000	10,892,035
Terex Corp. 6.00%, 5/15/2021 (b)	11,740,000	11,358,450

		88,624,025

MEDIA — 8.2%
AMC Entertainment, Inc. 5.75%, 6/15/2025	14,109,000	13,721,002
AMC Networks, Inc.:
4.75%, 12/15/2022 (b)	6,450,000	6,079,125
7.75%, 7/15/2021	9,472,000	10,017,587
Cablevision Systems Corp. 5.88%, 9/15/2022 (b)	9,075,000	6,874,313
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (a)(b)	19,950,000	18,391,905
5.25%, 9/30/2022	16,705,000	15,660,937
6.50%, 4/30/2021	21,646,000	21,754,230
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
5.13%, 12/15/2021 (a)(b)	8,824,000	7,770,635
5.13%, 12/15/2021 (a)	6,995,000	6,159,972
6.38%, 9/15/2020 (a)	19,086,000	17,964,697
Cinemark USA, Inc. 4.88%, 6/1/2023	7,164,000	6,841,620
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022 (b)	9,409,000	9,361,955
6.50%, 11/15/2022 (b)	28,392,000	28,498,470
7.63%, 3/15/2020	25,460,000	25,523,650
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	9,595,000	7,568,056
6.75%, 11/15/2021	13,385,000	11,979,575
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (b)	8,284,000	5,943,770
DISH DBS Corp.:
5.88%, 7/15/2022 (b)	26,403,000	23,366,655
5.88%, 11/15/2024	31,783,000	26,995,686
6.75%, 6/1/2021 (b)	31,451,000	30,291,087
Gray Television, Inc. 7.50%, 10/1/2020 (b)	9,358,000	9,591,950
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/2020 (a)(b)	7,750,000	2,266,875
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (b)	23,245,000	19,990,700
9.00%, 3/1/2021	27,225,000	22,875,806
9.00%, 9/15/2022 (b)	11,750,000	9,635,000
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	8,825,000	9,111,813
Lamar Media Corp.:
5.00%, 5/1/2023 (b)	6,847,000	6,744,295
5.38%, 1/15/2024	6,974,000	7,043,740

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.88%, 2/1/2022	$6,847,000	$7,112,321
Mcclatchy Co. 9.00%, 12/15/2022 (b)	4,949,000	4,454,100
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021	12,382,000	13,527,335
MDC Partners, Inc. 6.75%, 4/1/2020 (a)	8,087,000	7,985,913
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a)	5,218,000	5,191,910
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (b)	7,440,000	7,570,200
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020 (b)	8,625,000	8,883,750
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	8,264,000	8,284,660
5.00%, 4/15/2022 (a)	30,702,000	29,742,562
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	5,604,000	5,596,995
Pinnacle Entertainment, Inc. 6.38%, 8/1/2021	10,737,000	11,363,289
Quebecor Media, Inc. 5.75%, 1/15/2023	12,563,000	12,374,555
Regal Entertainment Group 5.75%, 3/15/2022 (b)	10,672,000	10,485,240
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	9,115,000	8,909,913
5.63%, 8/1/2024 (a)(b)	7,571,000	6,880,146
6.13%, 10/1/2022	6,770,000	6,702,300
Sirius XM Radio, Inc.:
5.38%, 4/15/2025 (a)	15,062,000	14,384,210
5.88%, 10/1/2020 (a)	3,187,000	3,242,773
6.00%, 7/15/2024 (a)	19,294,000	19,390,470
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	8,502,000	8,459,490
TEGNA, Inc.:
5.13%, 10/15/2019	2,945,000	2,989,175
5.13%, 7/15/2020 (b)	4,928,000	5,026,560
6.38%, 10/15/2023	7,870,000	8,263,500
Time, Inc. 5.75%, 4/15/2022 (a)	10,966,000	10,253,210
Tribune Media Co. 5.88%, 7/15/2022 (a)(b)	15,485,000	15,020,450
Unitymedia GmbH 6.13%, 1/15/2025 (a)	12,069,000	11,918,138
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/2025 (a)	4,080,000	3,835,200
5.50%, 1/15/2023 (a)	13,993,000	13,975,509
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	18,883,000	17,938,850
5.13%, 2/15/2025 (a)	21,565,000	20,217,187
6.75%, 9/15/2022 (a)	13,671,000	14,149,485
Videotron, Ltd.:
5.00%, 7/15/2022	10,509,000	10,351,365
5.38%, 6/15/2024 (a)	10,436,000	10,279,460
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	12,126,000	12,216,945
WMG Acquisition Corp. 6.75%, 4/15/2022 (a)(b)	9,387,000	8,823,780

		753,826,052

METALS & MINING — 3.5%
Alcoa, Inc.:
5.13%, 10/1/2024	16,040,000	15,278,100
5.40%, 4/15/2021 (b)	16,474,000	16,885,850
6.15%, 8/15/2020	5,000,000	5,150,000
Aleris International, Inc.:
7.63%, 2/15/2018	6,082,000	5,914,745
7.88%, 11/1/2020	4,523,000	4,387,762
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	8,000,000	7,200,000
6.63%, 8/15/2023 (b)	5,446,000	4,683,560
ArcelorMittal:
5.25%, 2/25/2017	21,410,000	21,195,900
6.25%, 3/1/2021 (b)	19,670,000	17,739,783
7.00%, 2/25/2022	14,175,000	12,899,250
Cliffs Natural Resources, Inc.:
7.75%, 3/31/2020 (a)(b)	7,111,000	2,844,400
8.25%, 3/31/2020 (a)(b)	7,580,000	6,670,400
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	7,900,000	6,873,000
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a)(b)	15,599,000	10,451,330
7.00%, 2/15/2021 (a)(b)	15,112,000	9,785,020
7.25%, 5/15/2022 (a)	10,730,000	6,652,600
FMG Resources August 2006 Pty, Ltd.:
6.88%, 4/1/2022 (a)(b)	14,000,000	9,030,000
8.25%, 11/1/2019 (a)	14,896,000	11,879,560
9.75%, 3/1/2022 (a)	29,255,000	27,243,719
HudBay Minerals, Inc. 9.50%, 10/1/2020	11,192,000	8,939,610
IAMGOLD Corp. 6.75%, 10/1/2020 (a)	8,818,000	6,348,960
JMC Steel Group 8.25%, 3/15/2018 (a)	12,518,000	8,512,240
Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	9,153,000	8,169,052
Lundin Mining Corp. 7.50%, 11/1/2020 (a)	7,842,000	7,587,135
New Gold, Inc. 6.25%, 11/15/2022 (a)(b)	6,965,000	5,833,188
Novelis, Inc.:
8.38%, 12/15/2017	15,703,000	15,231,910
8.75%, 12/15/2020	18,316,000	17,632,813
Schaeffler Finance BV:
4.25%, 5/15/2021 (a)	9,685,000	9,297,600
4.75%, 5/15/2021 (a)	10,419,000	10,262,715
Steel Dynamics, Inc.:
5.13%, 10/1/2021	10,570,000	10,015,075
5.50%, 10/1/2024	7,060,000	6,473,138
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)(b)	9,132,000	8,766,720

		325,835,135

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MULTILINE RETAIL — 0.2%
Neiman Marcus Group, Ltd.:
8.00%, 10/15/2021 (a)	$13,540,000	$13,946,200
8.75%, 10/15/2021 (a)	7,958,000	8,196,740

		22,142,940

OIL, GAS & CONSUMABLE FUELS — 13.2%
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)(b)	9,195,000	5,379,075
7.38%, 11/1/2021 (a)(b)	7,380,000	4,280,400
Antero Resources Corp.:
5.13%, 12/1/2022	15,009,000	12,907,740
5.38%, 11/1/2021	11,870,000	10,445,600
5.63%, 6/1/2023 (a)(b)	5,873,000	5,153,558
Arch Coal, Inc.:
7.00%, 6/15/2019	15,305,000	1,147,875
7.25%, 10/1/2020	7,000,000	770,000
7.25%, 6/15/2021 (b)	15,181,000	910,860
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (b)	9,275,000	7,443,188
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	12,816,000	12,175,200
Bonanza Creek Energy, Inc. 6.75%, 4/15/2021 (b)	6,592,000	4,597,920
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.88%, 4/15/2022 (b)	11,317,000	4,045,828
California Resources Corp.:
5.00%, 1/15/2020 (b)	12,485,000	8,029,353
5.50%, 9/15/2021 (b)	23,466,000	14,314,260
6.00%, 11/15/2024 (b)	31,748,000	18,909,902
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 4/15/2021	12,340,000	11,106,000
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023	9,215,000	8,023,501
7.50%, 9/15/2020 (b)	7,610,000	7,115,350
Chaparral Energy, Inc. 7.63%, 11/15/2022 (b)	7,560,000	2,230,200
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	20,199,000	13,179,847
5.75%, 3/15/2023 (b)	13,710,000	8,941,484
6.63%, 8/15/2020 (b)	13,671,000	10,159,194
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021 (b)	9,702,000	5,549,544
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (b)	8,479,000	7,154,156
Comstock Resources, Inc. 10.00%, 3/15/2020 (a)(b)	7,900,000	5,490,500
Concho Resources, Inc.:
5.50%, 4/1/2023	23,435,000	22,321,837
6.50%, 1/15/2022 (b)	9,509,000	9,366,365
7.00%, 1/15/2021 (b)	8,243,000	8,407,860
CONSOL Energy, Inc.:
5.88%, 4/15/2022 (b)	25,035,000	16,836,037
8.00%, 4/1/2023 (a)(b)	6,235,000	4,454,284
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/2020	6,758,000	6,065,305
6.13%, 3/1/2022 (b)	7,786,000	6,740,340
6.25%, 4/1/2023 (a)	9,725,000	8,266,250
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	6,633,000	6,427,377
DCP Midstream LLC:
4.75%, 9/30/2021 (a)	7,150,000	6,446,233
5.85%, 5/21/2043 (a)(c)	8,305,000	6,644,000
DCP Midstream Operating LP:
2.50%, 12/1/2017 (b)	8,265,000	7,579,716
3.88%, 3/15/2023	10,067,000	8,408,401
Denbury Resources, Inc.:
4.63%, 7/15/2023 (b)	17,165,000	9,269,100
5.50%, 5/1/2022 (b)	16,911,000	10,062,045
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)(b)	11,190,000	8,574,337
Eclipse Resources Corp. 8.88%, 7/15/2023 (a)(b)	7,000,000	5,635,000
Endeavor Energy Resources LP/EER Finance, Inc. 7.00%, 8/15/2021 (a)	6,095,000	5,637,875
Energy Transfer Equity LP:
5.50%, 6/1/2027	13,560,000	11,254,800
5.88%, 1/15/2024	15,117,000	13,612,858
Energy XXI Gulf Coast, Inc.:
6.88%, 3/15/2024 (b)	8,000,000	1,380,000
9.25%, 12/15/2017 (b)	12,779,000	2,875,275
11.00%, 3/15/2020 (a)	20,501,000	9,635,470
EnQuest PLC 7.00%, 4/15/2022 (a)	9,275,000	5,750,500
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023 (b)	10,531,000	7,773,142
9.38%, 5/1/2020 (b)	27,575,000	23,714,500
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019 (b)	7,104,000	4,830,720
EXCO Resources, Inc.:
7.50%, 9/15/2018 (b)	10,300,000	3,038,500
8.50%, 4/15/2022	7,457,000	2,087,960
Foresight Energy LLC/Foresight Energy Finance Corp. 7.88%, 8/15/2021 (a)(b)	2,724,000	2,124,992
FTS International, Inc. 6.25%, 5/1/2022 (b)	6,630,000	2,055,300
Genesis Energy LP/Genesis Energy Finance Corp. 6.75%, 8/1/2022	9,700,000	9,103,450
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)	7,460,000	7,170,925
Gulfport Energy Corp. 7.75%, 11/1/2020	7,060,000	6,936,450
Halcon Resources Corp.:
8.63%, 2/1/2020 (a)(b)	9,482,000	7,881,913
8.88%, 5/15/2021 (b)	13,616,000	4,084,800
9.75%, 7/15/2020 (b)	12,765,000	4,340,100

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Harvest Operations Corp. 6.88%, 10/1/2017 (b)	$7,280,000	$6,260,800
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	7,446,000	6,329,100
5.75%, 10/1/2025 (a)(b)	3,591,000	3,160,080
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/1/2022 (b)	6,505,000	5,167,442
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)(b)	15,175,000	8,535,937
Key Energy Services, Inc. 6.75%, 3/1/2021 (b)	8,897,000	3,069,465
Laredo Petroleum, Inc. 7.38%, 5/1/2022 (b)	7,043,000	6,814,103
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.63%, 12/1/2021 (b)	7,900,000	5,372,000
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019	21,555,000	5,496,525
6.50%, 5/15/2019 (b)	16,345,000	4,494,875
7.75%, 2/1/2021	14,300,000	3,289,000
Magnum Hunter Resources Corp. 9.75%, 5/15/2020 (b)	7,909,000	3,559,050
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023	14,147,000	12,982,702
4.88%, 12/1/2024	17,108,000	15,653,820
4.88%, 6/1/2025	21,543,000	19,815,251
McDermott International, Inc. 8.00%, 5/1/2021 (a)(b)	7,050,000	5,886,750
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	11,178,000	8,746,785
6.50%, 3/15/2021 (a)	10,211,000	8,373,020
7.00%, 3/31/2024 (a)	14,047,000	11,167,365
Memorial Production Partners LP/Memorial Production Finance Corp. 7.63%, 5/1/2021 (b)	11,930,000	8,052,750
Memorial Resource Development Corp. 5.88%, 7/1/2022 (b)	7,250,000	6,597,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.00%, 6/1/2020 (a)(b)	8,560,000	6,206,000
Murray Energy Corp. 11.25%, 4/15/2021 (a)(b)	16,150,000	8,478,750
Newfield Exploration Co.:
5.38%, 1/1/2026	6,824,000	6,243,960
5.63%, 7/1/2024 (b)	13,598,000	12,850,110
5.75%, 1/30/2022	10,188,000	9,882,360
NGPL PipeCo LLC 9.63%, 6/1/2019 (a)(b)	9,475,000	9,001,250
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (b)	9,015,000	7,933,200
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (b)	7,630,000	5,674,813
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (b)	13,993,000	11,086,654
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	7,125,000	3,961,073
Offshore Group Investment, Ltd.:
7.13%, 4/1/2023 (b)	10,015,000	3,204,800
7.50%, 11/1/2019 (b)	16,305,000	5,299,125
ONEOK, Inc.:
4.25%, 2/1/2022	7,245,000	6,248,813
7.50%, 9/1/2023 (b)	7,260,000	6,992,251
Pacific Drilling SA 5.38%, 6/1/2020 (a)(b)	8,940,000	5,274,600
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)(b)	6,810,000	4,630,800
Paragon Offshore PLC 7.25%, 8/15/2024 (a)	6,735,000	875,550
Parsley Energy LLC/Parsley Finance Corp. 7.50%, 2/15/2022 (a)(b)	7,384,000	7,162,480
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (b)	8,920,000	9,125,160
PDC Energy, Inc. 7.75%, 10/15/2022 (b)	6,942,000	6,907,290
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	20,170,000	5,244,200
6.25%, 11/15/2021	17,780,000	3,644,900
10.00%, 3/15/2022 (a)(b)	14,780,000	5,560,975
Penn Virginia Corp. 8.50%, 5/1/2020	11,446,000	2,961,653
Precision Drilling Corp. 6.63%, 11/15/2020 (b)	9,059,000	7,903,978
Puma International Financing SA:
6.75%, 2/1/2021 (a)	4,150,000	4,108,500
6.75%, 2/1/2021 (a)	11,825,000	11,706,750
QEP Resources, Inc.:
5.25%, 5/1/2023	8,029,000	6,712,244
5.38%, 10/1/2022	6,990,000	5,941,500
Range Resources Corp.:
4.88%, 5/15/2025 (a)(b)	10,710,000	9,545,287
5.00%, 8/15/2022 (b)	6,340,000	5,610,900
5.00%, 3/15/2023 (b)	9,891,000	8,747,353
Rice Energy, Inc. 6.25%, 5/1/2022	12,310,000	10,979,043
Rockies Express Pipeline LLC 6.00%, 1/15/2019 (a)	6,545,000	6,283,200
RSP Permian, Inc. 6.63%, 10/1/2022	6,830,000	6,556,800
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	26,878,000	24,929,345
5.63%, 3/1/2025 (a)	25,554,000	22,519,462
5.75%, 5/15/2024	28,198,000	25,096,220
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	17,355,000	11,627,850
7.75%, 6/15/2021 (b)	8,095,000	5,990,300
SandRidge Energy, Inc. 8.75%, 6/1/2020 (a)(b)	18,280,000	11,082,250
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)	10,678,000	10,037,320
Seventy Seven Energy, Inc. 6.50%, 7/15/2022 (b)	5,808,000	2,265,120

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Seventy Seven Operating LLC 6.63%, 11/15/2019 (b)	$7,397,000	$4,604,633
SM Energy Co.:
5.00%, 1/15/2024 (b)	6,825,000	5,775,656
5.63%, 6/1/2025	6,210,000	5,340,600
6.13%, 11/15/2022	7,988,000	7,396,888
Stone Energy Corp. 7.50%, 11/15/2022	10,586,000	6,563,320
Sunoco LP/Sunoco Finance Corp.:
5.50%, 8/1/2020 (a)(b)	8,000,000	7,880,000
6.38%, 4/1/2023 (a)	11,224,000	10,943,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019 (a)	12,190,000	10,940,525
4.25%, 11/15/2023 (b)	6,410,000	5,336,325
5.00%, 1/15/2018 (a)(b)	14,371,000	13,688,377
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019 (a)	6,845,000	6,708,100
6.13%, 10/15/2021	5,378,000	5,283,885
6.25%, 10/15/2022 (a)	11,275,000	10,993,125
Transocean, Inc.:
5.55%, 12/15/2016	12,775,000	12,615,312
6.88%, 12/15/2021 (b)	18,475,000	13,780,872
Tullow Oil PLC:
6.00%, 11/1/2020 (a)	12,289,000	8,633,022
6.25%, 4/15/2022 (a)	9,085,000	6,359,500
Ultra Petroleum Corp. 6.13%, 10/1/2024 (a)(b)	11,985,000	6,831,450
Unit Corp. 6.63%, 5/15/2021	9,150,000	7,503,000
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020 (b)	7,885,000	4,790,138
W&T Offshore, Inc. 8.50%, 6/15/2019 (b)	12,431,000	5,531,795
Whiting Canadian Holding Co. ULC 8.13%, 12/1/2019 (b)	10,421,000	10,056,265
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (b)	12,626,000	10,984,620
5.75%, 3/15/2021 (b)	15,190,000	13,146,945
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)	6,502,000	5,234,110
6.00%, 1/15/2022 (b)	13,645,000	11,734,700
7.50%, 8/1/2020 (b)	5,020,000	4,593,300

		1,210,422,924

PAPER & FOREST PRODUCTS — 0.1%
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	8,507,000	6,337,715
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75%, 1/15/2019 (b)	9,550,000	1,766,750

		8,104,465

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.:
6.35%, 3/15/2020 (b)	4,675,000	3,693,250
6.75%, 3/15/2023 (b)	1,391,000	992,826
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	7,833,000	7,284,690
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (b)	5,784,000	5,610,480

		17,581,246

PHARMACEUTICALS — 2.9%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (a)	5,990,000	5,735,425
Capsugel SA 7.00%, 5/15/2019 (a)	12,751,000	12,751,000
Concordia Healthcare Corp. 7.00%, 4/15/2023 (a)	12,926,000	11,310,250
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	16,030,000	16,550,975
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	10,906,000	10,483,393
Endo Ltd/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)(b)	21,666,000	21,395,175
6.00%, 2/1/2025 (a)	15,887,000	15,430,249
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022	15,940,000	15,770,717
Hospira, Inc. 5.60%, 9/15/2040	6,549,000	7,527,067
JLL/Delta Dutch Pledgeco BV PIK 8.75%, 5/1/2020 (a)	9,333,000	9,426,330
NBTY, Inc. 9.00%, 10/1/2018	11,835,000	12,101,287
Quintiles Transnational Corp. 4.88%, 5/15/2023 (a)(b)	9,837,000	9,738,630
Valeant Pharmaceuticals International, Inc.:
5.88%, 5/15/2023 (a)	43,265,000	41,345,116
6.13%, 4/15/2025 (a)	44,483,000	42,370,057
6.38%, 10/15/2020 (a)	32,763,000	32,578,708

		264,514,379

REAL ESTATE INVESTMENT TRUSTS — 1.3%
ARC Properties Operating Partnership LP 2.00%, 2/6/2017	18,650,000	18,277,000
Communications Sales & Leasing, Inc./CSL Capital LLC 8.25%, 10/15/2023	16,697,000	14,275,935
DuPont Fabros Technology LP 5.88%, 9/15/2021	7,439,000	7,624,975
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)(b)	5,950,000	5,845,875
Felcor Lodging LP 5.63%, 3/1/2023	6,998,000	7,137,960
Howard Hughes Corp. 6.88%, 10/1/2021 (a)	9,416,000	9,565,714
iStar, Inc.:
4.00%, 11/1/2017	6,656,000	6,406,400
5.00%, 7/1/2019	13,999,000	13,299,050
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	9,190,000	8,983,225
Sabra Health Care LP/Sabra Capital Corp. 5.50%, 2/1/2021 (b)	7,510,000	7,829,175
Vereit Operating Partnership LP:
3.00%, 2/6/2019 (b)	10,500,000	10,014,375

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.60%, 2/6/2024	$6,436,000	$6,178,560

		115,438,244

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Group LLC 7.63%, 1/15/2020 (a)	9,294,000	9,688,995

ROAD & RAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023 (b)	6,989,000	6,765,562
CHC Helicopter SA 9.25%, 10/15/2020	13,849,200	7,755,552

		14,521,114

SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019 (b)	7,650,000	5,288,063
Amkor Technology, Inc. 6.38%, 10/1/2022 (b)	8,245,000	7,621,472
Freescale Semiconductor, Inc.:
5.00%, 5/15/2021 (a)	7,625,000	7,739,375
6.00%, 1/15/2022 (a)(b)	10,153,000	10,609,885
Sensata Technologies BV:
4.88%, 10/15/2023 (a)	7,165,000	6,842,575
5.00%, 10/1/2025 (a)	9,275,000	8,706,906
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)	11,963,000	11,963,000

		58,771,276

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Micron Technology, Inc.:
5.25%, 8/1/2023 (a)	12,762,000	11,738,488
5.50%, 2/1/2025 (b)	19,575,000	17,960,062
5.88%, 2/15/2022 (b)	5,270,000	5,197,538

		34,896,088

SOFTWARE — 2.1%
Activision Blizzard, Inc.:
5.63%, 9/15/2021 (a)	19,644,000	20,675,310
6.13%, 9/15/2023 (a)	9,601,000	10,201,062
Audatex North America, Inc.:
6.00%, 6/15/2021 (a)	24,789,000	24,838,330
6.13%, 11/1/2023 (a)	20,805,000	20,909,025
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	26,482,000	21,400,766
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)(b)	10,380,000	7,369,800
IMS Health, Inc. 6.00%, 11/1/2020 (a)(b)	5,341,000	5,474,525
Infor Software Parent LLC/Infor Software Parent, Inc. 7.13%, 5/1/2021 (a)(b)	10,949,000	9,635,120
Italics Merger Sub, Inc. 7.13%, 7/15/2023 (a)(b)	8,268,000	7,895,940
MSCI, Inc.:
5.25%, 11/15/2024 (a)(b)	11,790,000	11,907,900
5.75%, 8/15/2025 (a)	8,734,000	8,799,505
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	13,964,000	13,929,090
Open Text Corp. 5.63%, 1/15/2023 (a)	12,215,000	12,115,753
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)	7,272,000	7,813,764
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023 (a)	7,259,000	7,386,033

		190,351,923

SPECIALTY RETAIL — 3.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020 (b)	5,338,000	5,404,725
7.00%, 5/20/2022	13,775,000	14,119,375
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)	6,453,000	2,468,273
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)(b)	15,328,000	12,224,080
CST Brands, Inc. 5.00%, 5/1/2023	6,466,000	6,417,505
Dollar Tree, Inc.:
5.25%, 3/1/2020 (a)	12,485,000	12,802,119
5.75%, 3/1/2023 (a)(b)	31,386,000	32,562,975
Dufry Finance SCA 5.50%, 10/15/2020 (a)	6,725,000	6,960,375
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50%, 5/1/2021	6,973,000	6,519,755
6.75%, 6/15/2023 (a)	7,450,000	6,779,500
Group 1 Automotive, Inc. 5.00%, 6/1/2022	7,350,000	7,239,750
Guitar Center, Inc. 6.50%, 4/15/2019 (a)(b)	6,585,000	6,058,200
L Brands, Inc.:
5.63%, 2/15/2022 (b)	14,655,000	15,497,662
5.63%, 10/15/2023	5,963,000	6,335,688
6.63%, 4/1/2021	13,171,000	14,652,737
Landry’s, Inc. 9.38%, 5/1/2020 (a)	9,013,000	9,621,377
Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (b)	7,707,000	7,939,212
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	6,068,000	6,325,890
Penske Automotive Group, Inc. 5.75%, 10/1/2022	7,089,000	7,106,723
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)(b)	6,708,000	6,808,620
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	6,795,000	6,845,963
Rite Aid Corp.:
6.13%, 4/1/2023 (a)	26,734,000	26,533,495
6.75%, 6/15/2021 (b)	8,593,000	8,807,825
9.25%, 3/15/2020	14,471,000	15,375,437
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	11,354,000	11,836,545
6.88%, 11/15/2019	9,022,000	9,360,325
Serta Simmons Bedding LLC 8.13%, 10/1/2020 (a)	6,942,000	7,280,422
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024	6,697,000	6,194,725

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (a)(b)	$7,645,000	$7,645,000

		293,724,278

STORAGE/WAREHOUSING — 0.2%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)	13,697,000	11,987,614
10.75%, 10/15/2019 (a)(b)	10,599,000	5,617,470

		17,605,084

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
IHS, Inc. 5.00%, 11/1/2022	10,798,000	10,379,578
Infor US, Inc.:
5.75%, 8/15/2020 (a)(b)	7,207,000	7,170,965
6.50%, 5/15/2022 (a)	22,084,000	20,262,070
NCR Corp.:
4.63%, 2/15/2021	8,098,000	7,753,835
5.00%, 7/15/2022	8,037,000	7,615,058
6.38%, 12/15/2023	10,022,000	9,821,560
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)(b)	7,375,000	6,711,250
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	17,845,000	18,424,962
7.38%, 11/15/2018	10,015,000	10,215,300
7.63%, 11/15/2020	4,736,000	4,913,600
Zebra Technologies Corp. 7.25%, 10/15/2022 (a)(b)	12,064,000	12,848,160

		116,116,338

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Hanesbrands, Inc. 6.38%, 12/15/2020	14,675,000	15,188,625
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	9,240,000	8,916,600
Levi Strauss & Co.:
5.00%, 5/1/2025	2,280,000	2,234,400
6.88%, 5/1/2022	6,469,000	6,938,003
PVH Corp. 4.50%, 12/15/2022	8,533,000	8,255,677

		41,533,305

THRIFTS & MORTGAGE FINANCE — 0.2%
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)(b)	13,120,000	12,398,400
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	6,593,000	5,505,155

		17,903,555

TOBACCO — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	10,132,000	8,662,860
Vector Group, Ltd. 7.75%, 2/15/2021	8,056,000	8,518,213

		17,181,073

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)(b)	7,132,000	5,010,230
Stena AB 7.00%, 2/1/2024 (a)(b)	8,175,000	7,234,875
United Rentals North America, Inc.:
6.13%, 6/15/2023	12,891,000	12,850,716
7.63%, 4/15/2022	18,821,000	19,950,260
WESCO Distribution, Inc. 5.38%, 12/15/2021	6,765,000	6,469,031

		51,515,112

TRANSPORTATION INFRASTRUCTURE — 0.8%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	11,787,000	11,551,260
Gulfmark Offshore, Inc. 6.38%, 3/15/2022 (b)	6,839,000	4,086,303
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	11,205,000	10,364,625
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 7.38%, 1/15/2022 (a)	10,693,000	8,607,865
PHI, Inc. 5.25%, 3/15/2019	6,295,000	5,413,700
XPO Logistics, Inc.:
6.50%, 6/15/2022 (a)	20,346,000	17,205,086
7.88%, 9/1/2019 (a)	13,585,000	13,245,375

		70,474,214

WIRELESS TELECOMMUNICATION SERVICES — 2.5%
Avaya, Inc.:
7.00%, 4/1/2019 (a)(b)	14,275,000	11,312,938
10.50%, 3/1/2021 (a)	18,317,000	8,425,820
Crown Castle International Corp.:
4.88%, 4/15/2022 (b)	8,536,000	8,873,172
5.25%, 1/15/2023	23,258,000	24,599,987
Millicom International Cellular SA:
4.75%, 5/22/2020 (a)(b)	7,387,000	7,056,062
6.00%, 3/15/2025 (a)	6,680,000	6,028,700
6.63%, 10/15/2021 (a)	10,442,000	10,327,138
SBA Communications Corp. 4.88%, 7/15/2022	11,595,000	11,377,594
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	43,398,000	45,537,521
T-Mobile USA, Inc.:
6.25%, 4/1/2021	24,367,000	24,281,715
6.38%, 3/1/2025	24,330,000	23,356,800
6.63%, 4/1/2023	24,932,000	24,682,680
Telecom Italia SpA 5.30%, 5/30/2024 (a)	20,473,000	20,012,358

		225,872,485

TOTAL BONDS & NOTES —
(Cost $9,959,668,298)		8,945,593,677

	Shares
SHORT TERM INVESTMENTS — 6.0%
MONEY MARKET FUNDS — 6.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	498,472,980	498,472,980

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	53,872,546	$53,872,546

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $552,345,526)		552,345,526

TOTAL INVESTMENTS (h) — 103.5%
(Cost $10,512,013,824)		9,497,939,203
OTHER ASSETS & LIABILITIES — (3.5)%		(323,187,710)

NET ASSETS — 100.0%		$9,174,751,493

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 43.6% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Variable rate security — Rate shown is rate in effect at September 30, 2015. Maturity date shown is the final maturity.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
ADS = American Depositary Shares
PIK = Payment in Kind
PLC = Public Limited Company
SARL = Societe A Responsabilite Limitee
SAS = Societe par Actions Simplifiee
SCA = Societe en Commandite par Actions (partnership limited by shares)
ULC = Unlimited Liability Corporation

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BONDS & NOTES — 97.1%
AEROSPACE & DEFENSE — 1.0%
Bombardier, Inc.:
4.75%, 4/15/2019 (a)	$5,530,000	$4,451,650
5.50%, 9/15/2018 (a)(b)	6,892,000	5,961,580
7.50%, 3/15/2018 (a)(b)	6,327,000	5,884,110
7.75%, 3/15/2020 (a)(b)	8,250,000	7,053,750
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (b)	4,802,000	3,889,620
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)	3,325,000	3,549,504
Sequa Corp. 7.00%, 12/15/2017 (a)(b)	3,295,500	1,680,705

		32,470,919

AIRLINES — 0.6%
Air Canada 6.75%, 10/1/2019 (a)(b)	3,300,000	3,457,080
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	3,561,000	3,471,975
5.50%, 10/1/2019 (a)(b)	6,800,000	6,874,800
Continental Airlines 2012-3 Pass Through Trust, Class C 6.13%, 4/29/2018	4,652,000	4,826,450
US Airways Group, Inc. 6.13%, 6/1/2018	2,397,000	2,462,918

		21,093,223

AUTO COMPONENTS — 1.3%
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a)(b)	5,145,000	4,804,144
4.13%, 12/15/2018 (a)(b)	5,100,000	4,992,390
4.25%, 11/15/2019 (a)	3,375,000	3,248,437
Schaeffler Holding Finance BV:
6.25%, 11/15/2019 (a)	2,400,000	2,544,000
6.88%, 8/15/2018 (a)	13,292,000	13,707,375
UCI International, Inc. 8.63%, 2/15/2019	5,500,000	4,400,000
ZF North America Capital, Inc. 4.00%, 4/29/2020 (a)	9,274,000	8,816,096

		42,512,442

AUTOMOBILES — 0.4%
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020	13,696,000	13,011,200
General Motors Co. 3.50%, 10/2/2018	1,850,000	1,864,930

		14,876,130

BANKS — 3.1%
CIT Group, Inc.:
3.88%, 2/19/2019 (b)	7,628,000	7,585,092
4.25%, 8/15/2017	13,594,000	13,763,925
5.00%, 5/15/2017	9,211,000	9,441,275
5.25%, 3/15/2018	11,320,000	11,631,300
5.38%, 5/15/2020 (b)	6,025,000	6,311,188
5.50%, 2/15/2019 (a)(b)	12,900,000	13,383,750
6.63%, 4/1/2018 (a)	5,696,000	6,023,520
Royal Bank of Scotland Group PLC 4.70%, 7/3/2018 (b)	10,075,000	10,435,917
Royal Bank of Scotland NV 4.65%, 6/4/2018	2,550,000	2,632,082
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.63%, 12/1/2018 (a)	4,820,000	4,916,400
Synovus Financial Corp. 5.13%, 6/15/2017 (b)	3,194,000	3,249,895
UniCredit Bank Austria AG 7.25%, 2/15/2017 (a)(b)	5,450,000	5,662,599
UniCredit Luxembourg Finance SA 6.00%, 10/31/2017 (a)	8,550,000	8,981,279

		104,018,222

BEVERAGES — 0.7%
Constellation Brands, Inc.:
3.88%, 11/15/2019 (b)	2,180,000	2,223,600
7.25%, 9/1/2016	7,686,000	7,993,440
7.25%, 5/15/2017	5,450,000	5,845,125
Cott Beverages, Inc. 6.75%, 1/1/2020 (b)	4,680,000	4,808,700
Innovation Ventures LLC/Innovation Ventures Finance Corp. 9.50%, 8/15/2019 (a)	3,840,000	3,955,200

		24,826,065

BUILDING PRODUCTS — 1.3%
Associated Materials LLC 9.13%, 11/1/2017	8,106,000	6,525,330
Hanson PLC 6.13%, 8/15/2016	7,710,000	7,927,422
Lafarge SA 6.50%, 7/15/2016	1,991,000	2,054,901
Louisiana-Pacific Corp. 7.50%, 6/1/2020	3,865,000	4,009,937
Masco Corp.:
5.95%, 3/15/2022	447,000	487,789
6.13%, 10/3/2016	9,946,000	10,319,174
7.13%, 3/15/2020	1,862,000	2,145,955
USG Corp.:
6.30%, 11/15/2016	3,314,000	3,421,705
9.75%, 1/15/2018	5,134,000	5,711,575

		42,603,788

CAPITAL MARKETS — 0.1%
American Capital, Ltd. 6.50%, 9/15/2018 (a)	4,484,000	4,622,556

CHEMICALS — 2.0%
Ashland, Inc. 3.88%, 4/15/2018 (b)	4,837,000	4,873,277
Hexion, Inc.:
6.63%, 4/15/2020	14,550,000	12,367,500
8.88%, 2/1/2018	10,920,000	8,736,000
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a)(b)	5,895,000	5,482,350
6.13%, 8/15/2018 (a)(b)	4,673,000	4,404,302
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, 3/1/2019	4,100,000	4,059,000
Perstorp Holding AB:
8.75%, 5/15/2017 (a)	4,650,000	4,766,250
11.00%, 8/15/2017 (a)(b)	5,005,000	5,155,150
PQ Corp. 8.75%, 11/1/2018 (a)	5,410,000	5,410,000

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/1/2018 (a)	$4,925,000	$4,050,813
Tronox Finance LLC 6.38%, 8/15/2020 (b)	8,950,000	5,683,250

		64,987,892

COMMERCIAL SERVICES & SUPPLIES — 4.2%
ACCO Brands Corp. 6.75%, 4/30/2020	3,400,000	3,536,000
ADT Corp.:
2.25%, 7/15/2017	6,613,000	6,513,805
4.13%, 4/15/2019 (b)	3,824,000	3,843,120
APX Group, Inc. 6.38%, 12/1/2019 (b)	8,100,000	7,776,000
Aramark Services, Inc. 5.75%, 3/15/2020	9,554,000	9,930,189
Casella Waste Systems, Inc. 7.75%, 2/15/2019	4,425,000	4,336,500
Cenveo Corp. 6.00%, 8/1/2019 (a)	5,300,000	4,452,000
Clean Harbors, Inc. 5.25%, 8/1/2020	3,725,000	3,762,250
Constellis Holdings LLC/Constellis Finance Corp. 9.75%, 5/15/2020 (a)	4,000,000	3,640,000
DynCorp International, Inc. 10.38%, 7/1/2017 (b)	3,663,000	2,619,045
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)(b)	5,675,000	4,426,500
Hertz Corp.:
6.75%, 4/15/2019	10,735,000	10,922,862
7.50%, 10/15/2018 (b)	11,196,000	11,341,660
Igloo Holdings Corp. 8.25%, 12/15/2017 (a)	5,000,000	5,025,000
Interactive Data Corp. 5.88%, 4/15/2019 (a)	5,615,000	5,636,056
Iron Mountain, Inc.:
6.00%, 10/1/2020 (a)(b)	5,365,000	5,417,041
7.75%, 10/1/2019	4,765,000	4,950,835
Laureate Education, Inc. 9.25%, 9/1/2019 (a)(b)	13,615,000	10,687,775
Live Nation Entertainment, Inc. 7.00%, 9/1/2020 (a)	3,060,000	3,197,700
Monitronics International, Inc. 9.13%, 4/1/2020	5,950,000	5,355,000
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/2018 (b)	4,350,000	2,544,750
Production Resource Group, Inc. 8.88%, 5/1/2019	3,800,000	3,040,000
RR Donnelley & Sons Co. 7.63%, 6/15/2020	4,400,000	4,564,076
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)(b)	4,343,000	4,446,146
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (a)(b)	4,950,000	3,910,500
Tervita Corp. 8.00%, 11/15/2018 (a)(b)	6,065,000	4,548,750

		140,423,560

CONSTRUCTION & ENGINEERING — 0.4%
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (a)	4,795,000	4,555,250
Modular Space Corp. 10.25%, 1/31/2019 (a)	4,277,000	2,972,515
SBA Communications Corp. 5.63%, 10/1/2019	5,215,000	5,384,488

		12,912,253

CONSUMER FINANCE — 0.2%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (a)	3,682,000	1,270,290
Community Choice Financial, Inc. 10.75%, 5/1/2019	4,040,000	1,333,200
DFC Finance Corp. 10.50%, 6/15/2020 (a)	7,500,000	4,406,250

		7,009,740

CONTAINERS & PACKAGING — 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 6.25%, 1/31/2019 (a)(b)	2,674,000	2,660,630
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/2016 (a)	6,138,000	6,045,930
6.00%, 6/15/2017 (a)	4,096,000	4,008,960
Coveris Holdings SA 7.88%, 11/1/2019 (a)	6,272,000	5,942,720
PaperWorks Industries, Inc. 9.50%, 8/15/2019 (a)	3,500,000	3,377,500
Silgan Holdings, Inc. 5.00%, 4/1/2020	3,859,000	3,887,943

		25,923,683

DISTRIBUTORS — 0.9%
HD Supply, Inc.:
7.50%, 7/15/2020	10,958,000	11,396,320
11.00%, 4/15/2020	6,000,000	6,645,000
11.50%, 7/15/2020	9,308,000	10,518,040

		28,559,360

DIVERSIFIED CONSUMER SERVICES — 1.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
7.13%, 4/15/2019 (b)	6,000,000	6,097,500
7.88%, 8/15/2019	7,150,000	7,436,000
8.50%, 5/15/2018 (b)	5,585,000	5,630,378
9.00%, 4/15/2019 (b)	6,300,000	6,394,500
9.88%, 8/15/2019	11,646,000	12,053,610

		37,611,988

DIVERSIFIED FINANCIAL SERVICES — 11.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
2.75%, 5/15/2017 (b)	3,987,000	3,927,195

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.75%, 5/15/2019	$6,525,000	$6,410,812
4.25%, 7/1/2020	3,364,000	3,359,795
Affinion Investments LLC 13.50%, 8/15/2018	4,162,000	2,182,449
Aircastle, Ltd.:
4.63%, 12/15/2018	4,700,000	4,787,538
6.25%, 12/1/2019	3,679,000	3,945,728
6.75%, 4/15/2017	5,849,000	6,126,827
Ally Financial, Inc.:
2.75%, 1/30/2017	6,585,000	6,534,888
3.13%, 1/15/2016 (b)	4,000,000	3,985,000
3.25%, 2/13/2018	4,385,000	4,319,225
3.50%, 7/18/2016	6,450,000	6,466,254
3.50%, 1/27/2019	4,920,000	4,844,675
3.60%, 5/21/2018	5,750,000	5,685,312
3.75%, 11/18/2019	4,700,000	4,606,000
4.13%, 3/30/2020	4,699,000	4,646,136
4.75%, 9/10/2018	4,896,000	4,987,800
5.50%, 2/15/2017	10,810,000	11,080,250
6.25%, 12/1/2017	6,255,000	6,567,750
7.50%, 9/15/2020	1,000,000	1,135,000
8.00%, 12/31/2018	3,449,000	3,802,523
8.00%, 3/15/2020	2,200,000	2,530,000
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017	9,346,000	9,088,985
CNG Holdings, Inc. 9.38%, 5/15/2020 (a)(b)	4,250,000	2,252,500
CNH Capital LLC 3.25%, 2/1/2017	3,925,000	3,851,406
CNH Industrial Capital LLC:
3.38%, 7/15/2019 (b)	4,250,000	4,048,125
3.63%, 4/15/2018	5,075,000	4,932,291
3.88%, 11/1/2015	9,144,000	9,121,140
3.88%, 7/16/2018 (a)	5,650,000	5,537,000
6.25%, 11/1/2016	2,900,000	2,954,375
General Motors Financial Co., Inc.:
3.15%, 1/15/2020	1,850,000	1,834,199
3.25%, 5/15/2018	2,745,000	2,776,872
3.50%, 7/10/2019 (b)	1,675,000	1,692,321
6.75%, 6/1/2018	1,725,000	1,885,359
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	11,350,000	11,385,412
4.88%, 3/15/2019	12,123,000	12,141,184
6.00%, 8/1/2020	14,489,000	14,887,447
International Lease Finance Corp.:
3.88%, 4/15/2018	5,836,000	5,821,410
5.75%, 5/15/2016	7,871,000	7,989,065
5.88%, 4/1/2019	5,071,000	5,332,157
6.25%, 5/15/2019	10,455,000	11,134,575
8.75%, 3/15/2017	12,580,000	13,523,500
8.88%, 9/1/2017	3,225,000	3,527,344
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/1/2020 (a)	3,250,000	3,132,350
7.50%, 4/15/2021 (a)	5,000,000	4,675,000
KCG Holdings, Inc. 6.88%, 3/15/2020 (a)	4,450,000	4,116,250
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018	5,780,000	5,469,325
9.63%, 5/1/2019	2,390,000	2,461,700
Navient Corp.:
4.63%, 9/25/2017 (b)	3,660,000	3,593,663
4.88%, 6/17/2019 (b)	7,550,000	6,870,500
5.50%, 1/15/2019	9,495,000	8,824,416
6.00%, 1/25/2017 (b)	7,553,000	7,590,765
6.25%, 1/25/2016	8,866,000	8,943,932
8.00%, 3/25/2020	11,136,000	10,662,720
8.45%, 6/15/2018	19,109,000	19,646,345
OneMain Financial Holdings, Inc. 6.75%, 12/15/2019 (a)	6,115,000	6,329,025
Outerwall, Inc. 6.00%, 3/15/2019 (b)	4,375,000	4,353,125
ROC Finance LLC/ROC Finance 1 Corp. 12.13%, 9/1/2018 (a)(b)	4,710,000	4,963,163
Springleaf Finance Corp.:
5.25%, 12/15/2019 (b)	5,635,000	5,508,213
5.40%, 12/1/2015	9,689,000	9,689,000
5.75%, 9/15/2016 (b)	4,650,000	4,725,330
6.90%, 12/15/2017	14,283,000	14,925,735
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)(b)	5,306,000	4,178,475

		378,306,856

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.1%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (a)(b)	5,400,000	5,454,000
8.88%, 1/1/2020 (a)	4,100,000	4,387,000
Altice Financing SA 7.88%, 12/15/2019 (a)	6,700,000	6,934,500
Avanti Communications Group PLC 10.00%, 10/1/2019 (a)(b)	5,600,000	4,816,000
Brightstar Corp. 9.50%, 12/1/2016 (a)	4,400,000	4,433,000
CenturyLink, Inc.:
5.15%, 6/15/2017 (b)	3,496,000	3,592,140
5.63%, 4/1/2020 (b)	9,225,000	8,584,969
6.00%, 4/1/2017	3,600,000	3,699,000
6.45%, 6/15/2021	760,000	695,400
CommScope, Inc. 4.38%, 6/15/2020 (a)	5,730,000	5,687,025
Frontier Communications Corp.:
7.13%, 3/15/2019	4,630,000	4,545,901
8.13%, 10/1/2018	5,927,000	6,075,175
8.25%, 4/15/2017 (b)	6,255,000	6,606,844
8.50%, 4/15/2020	10,496,000	10,207,360
8.88%, 9/15/2020 (a)(b)	7,300,000	7,154,000
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	7,922,000	8,505,851
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019	13,467,000	12,625,312
7.25%, 10/15/2020	1,300,000	1,192,750
Intelsat Luxembourg SA 6.75%, 6/1/2018 (b)	4,644,000	3,959,010
Level 3 Financing, Inc.:
7.00%, 6/1/2020	10,371,000	10,733,985
8.63%, 7/15/2020	2,080,000	2,173,600
Numericable-SFR SAS 4.88%, 5/15/2019 (a)	20,750,000	20,075,625

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	$2,838,000	$2,976,353
SBA Telecommunications, Inc. 5.75%, 7/15/2020	4,600,000	4,738,000
SoftBank Group Corp. 4.50%, 4/15/2020 (a)(b)	25,566,000	24,758,114
Sprint Capital Corp. 6.90%, 5/1/2019	10,293,000	9,057,840
Sprint Communications, Inc.:
7.00%, 3/1/2020 (a)(b)	6,640,000	6,640,000
9.13%, 3/1/2017	5,690,000	5,762,889
Syniverse Holdings, Inc. 9.13%, 1/15/2019	4,743,000	4,031,550
T-Mobile USA, Inc.:
5.25%, 9/1/2018	5,434,000	5,529,095
6.54%, 4/28/2020 (b)	10,100,000	10,264,125
6.63%, 11/15/2020	3,050,000	3,099,563
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	9,983,000	10,045,394
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)	5,225,000	5,172,750
ViaSat, Inc. 6.88%, 6/15/2020	4,100,000	4,305,000
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)(b)	17,700,000	17,523,000
6.50%, 4/30/2020 (a)(b)	4,100,000	4,243,500
Windstream Services LLC:
7.75%, 10/15/2020 (b)	598,000	508,300
7.88%, 11/1/2017 (b)	9,267,000	9,608,767

		270,402,687

ELECTRIC UTILITIES — 2.5%
AES Corp. 8.00%, 6/1/2020 (b)	2,966,000	3,351,580
ContourGlobal Power Holdings SA 7.13%, 6/1/2019 (a)	2,200,000	2,205,720
Dynegy, Inc. 6.75%, 11/1/2019	17,535,000	17,578,837
EDP Finance BV 6.00%, 2/2/2018 (a)	2,254,000	2,394,875
FirstEnergy Corp. 2.75%, 3/15/2018	8,294,000	8,316,634
GenOn Energy, Inc. 9.50%, 10/15/2018	6,133,000	5,673,025
Ipalco Enterprises, Inc.:
3.45%, 7/15/2020 (a)	5,867,000	5,676,323
5.00%, 5/1/2018	2,000,000	2,095,000
NRG Energy, Inc.:
7.63%, 1/15/2018	10,529,000	11,055,450
8.25%, 9/1/2020	6,450,000	6,624,150
RRI Energy, Inc. 7.88%, 6/15/2017 (b)	6,728,000	6,307,500
Talen Energy Supply LLC:
4.63%, 7/15/2019 (a)	11,550,000	10,510,500
6.50%, 5/1/2018 (b)	2,859,000	2,901,885

		84,691,479

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Anixter, Inc. 5.63%, 5/1/2019	3,725,000	3,906,594
Flextronics International, Ltd. 4.63%, 2/15/2020	1,708,000	1,759,240
Kemet Corp. 10.50%, 5/1/2018 (b)	4,399,000	4,058,078
NXP BV/NXP Funding LLC:
3.50%, 9/15/2016 (a)	4,130,000	4,150,650
3.75%, 6/1/2018 (a)	7,013,000	7,030,532
4.13%, 6/15/2020 (a)(b)	5,023,000	5,035,557
Rexel SA 5.25%, 6/15/2020 (a)	4,330,000	4,427,079
Sanmina Corp. 4.38%, 6/1/2019 (a)	4,285,000	4,306,425
WireCo WorldGroup, Inc. 9.50%, 5/15/2017 (b)	3,706,000	3,168,630

		37,842,785

ENGINEERING & CONSTRUCTION — 0.4%
Abengoa Finance SAU:
7.75%, 2/1/2020 (a)(b)	5,400,000	2,193,750
8.88%, 11/1/2017 (a)(b)	7,790,000	3,583,400
Aguila 3 SA 7.88%, 1/31/2018 (a)(b)	7,946,000	8,005,595

		13,782,745

FOOD PRODUCTS — 2.1%
BI-LO LLC/BI-LO Finance Corp.:
8.63%, 9/15/2018 (a)	4,950,000	4,455,000
9.25%, 2/15/2019 (a)(b)	3,920,000	3,959,200
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)(b)	5,941,000	6,059,820
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.88%, 2/1/2020 (a)(b)	1,200,000	1,248,000
HRG Group, Inc. 7.88%, 7/15/2019	4,653,000	4,827,487
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (a)(b)	5,700,000	5,942,250
Smithfield Foods, Inc. 7.75%, 7/1/2017	3,090,000	3,321,750
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)	4,930,000	5,003,950
Tesco PLC:
2.70%, 1/5/2017 (a)(b)	6,060,000	6,104,620
5.50%, 11/15/2017 (a)	11,000,000	11,674,498
US Foods, Inc. 8.50%, 6/30/2019	16,052,000	16,613,820

		69,210,395

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Alere, Inc.:
6.50%, 6/15/2020	2,655,000	2,694,825
7.25%, 7/1/2018	4,941,000	5,138,640
8.63%, 10/1/2018	6,885,000	7,033,440
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)(b)	8,250,000	8,105,625
Immucor, Inc. 11.13%, 8/15/2019	4,350,000	4,480,500

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	$16,313,000	$17,075,633
12.50%, 11/1/2019	6,820,000	7,237,725
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	5,298,000	5,059,590
5.63%, 10/15/2023 (a)(b)	3,290,000	2,993,900
Universal Hospital Services, Inc. 7.63%, 8/15/2020	5,294,000	4,963,125

		64,783,003

HEALTH CARE PROVIDERS & SERVICES — 5.9%
Centene Corp. 5.75%, 6/1/2017 (b)	2,847,000	2,967,998
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	19,743,000	20,187,217
7.13%, 7/15/2020	7,131,000	7,416,240
8.00%, 11/15/2019	23,570,000	24,527,531
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	7,378,000	7,876,015
6.50%, 9/15/2018 (a)	3,910,000	4,289,661
Fresenius Medical Care US Finance, Inc. 6.88%, 7/15/2017	4,610,000	4,932,700
HCA Holdings, Inc. 6.25%, 2/15/2021	150,000	159,750
HCA, Inc.:
3.75%, 3/15/2019	14,355,000	14,319,112
4.25%, 10/15/2019 (b)	6,125,000	6,186,250
6.50%, 2/15/2016	11,275,000	11,401,844
6.50%, 2/15/2020	27,474,000	29,946,660
8.00%, 10/1/2018	2,413,000	2,726,449
Health Net, Inc. 6.38%, 6/1/2017	2,509,000	2,613,149
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	6,714,000	6,907,027
Kindred Healthcare, Inc. 8.00%, 1/15/2020 (a)	5,830,000	6,179,800
MedImpact Holdings, Inc. 10.50%, 2/1/2018 (a)	5,750,000	6,066,250
Prospect Medical Holdings, Inc. 8.38%, 5/1/2019 (a)	4,200,000	4,389,000
Tenet Healthcare Corp.:
4.75%, 6/1/2020 (b)	4,033,000	4,073,330
5.00%, 3/1/2019	13,190,000	12,761,325
5.50%, 3/1/2019	4,465,000	4,420,350
6.00%, 10/1/2020	2,000,000	2,110,000
6.25%, 11/1/2018 (b)	10,380,000	11,080,650

		197,538,308

HOTELS, RESTAURANTS & LEISURE — 2.3%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 2/15/2018 (a)	3,815,000	3,943,756
Carlson Travel Holdings, Inc. 7.50%, 8/15/2019 (a)	4,220,000	4,230,550
Carlson Wagonlit BV 6.88%, 6/15/2019 (a)	2,250,000	2,317,500
GLP Capital LP/GLP Financing II, Inc. 4.38%, 11/1/2018	3,630,000	3,657,225
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (a)	3,760,000	3,854,000
International Game Technology 7.50%, 6/15/2019 (b)	3,147,000	3,320,085
International Game Technology PLC 5.63%, 2/15/2020 (a)	5,481,000	5,316,570
Isle of Capri Casinos, Inc. 8.88%, 6/15/2020 (b)	3,000,000	3,187,500
MGM Mirage, Inc. 7.63%, 1/15/2017 (b)	7,323,000	7,670,843
MGM Resorts International:
5.25%, 3/31/2020	4,801,000	4,728,985
7.50%, 6/1/2016	7,289,000	7,489,448
8.63%, 2/1/2019	8,289,000	9,097,177
10.00%, 11/1/2016 (b)	2,832,000	3,023,160
11.38%, 3/1/2018	4,551,000	5,210,895
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)(b)	4,080,000	4,159,070
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016 (b)	4,378,000	4,520,285

		75,727,049

HOUSEHOLD DURABLES — 1.9%
Centex LLC 6.50%, 5/1/2016	2,390,000	2,443,775
DR Horton, Inc.:
3.63%, 2/15/2018 (b)	2,668,000	2,704,685
3.75%, 3/1/2019	4,434,000	4,461,712
4.00%, 2/15/2020 (b)	2,823,000	2,844,173
4.75%, 5/15/2017 (b)	4,991,000	5,137,611
6.50%, 4/15/2016	5,082,000	5,177,287
Jarden Corp. 7.50%, 5/1/2017 (b)	4,416,000	4,714,080
KB Home:
4.75%, 5/15/2019	2,720,000	2,614,600
8.00%, 3/15/2020 (b)	4,255,000	4,510,300
Lennar Corp.:
4.50%, 6/15/2019	2,805,000	2,835,855
4.50%, 11/15/2019 (b)	4,590,000	4,629,015
4.75%, 12/15/2017	4,498,000	4,618,884
12.25%, 6/1/2017	2,906,000	3,334,635
Standard Pacific Corp. 8.38%, 5/15/2018 (b)	4,287,000	4,822,875
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	5,118,000	5,258,745
8.91%, 10/15/2017	2,000,000	2,245,000
Tri Pointe Holdings, Inc. 4.38%, 6/15/2019	1,900,000	1,862,000

		64,215,232

HOUSEHOLD PRODUCTS — 0.3%
American Achievement Corp. 10.88%, 4/15/2016 (a)(b)	4,600,000	4,554,000
Central Garden & Pet Co. 8.25%, 3/1/2018 (b)	5,627,000	5,704,371

		10,258,371

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

INDUSTRIAL CONGLOMERATES — 0.3%
LSB Industries, Inc. 7.75%, 8/1/2019	$4,900,000	$4,648,875
SPX FLOW, Inc. 6.88%, 9/1/2017	4,471,000	4,694,550

		9,343,425

INSURANCE — 0.6%
Genworth Financial, Inc.:
6.52%, 5/22/2018 (b)	4,685,000	4,731,850
7.70%, 6/15/2020 (b)	4,600,000	4,646,000
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.13%, 7/15/2019 (a)(b)	4,660,000	4,496,900
Radian Group, Inc. 5.25%, 6/15/2020	4,950,000	4,915,944

		18,790,694

INTERNET SOFTWARE & SERVICES — 0.3%
Ancestry.com Holdings, Inc. 9.63%, 10/15/2018 (a)	4,255,000	4,212,450
Equinix, Inc. 4.88%, 4/1/2020 (b)	2,015,000	2,050,263
IAC/InterActiveCorp. 4.88%, 11/30/2018	3,318,000	3,409,245

		9,671,958

IT SERVICES — 0.1%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (a)	2,243,000	2,276,645

LEISURE PRODUCTS — 0.3%
Gibson Brands, Inc. 8.88%, 8/1/2018 (a)	4,682,000	4,131,865
Sabre Holdings Corp. 8.35%, 3/15/2016	4,099,000	4,179,750

		8,311,615

MACHINERY — 0.9%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)(b)	6,191,000	5,943,360
Case New Holland, Inc. 7.88%, 12/1/2017	13,649,000	14,399,695
Harsco Corp. 5.75%, 5/15/2018 (b)	5,326,000	5,345,973
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (a)	4,000,000	4,200,000

		29,889,028

MEDIA — 6.6%
Affinion Group, Inc. 7.88%, 12/15/2018 (b)	4,250,000	3,123,750
Cablevision Systems Corp.:
7.75%, 4/15/2018 (b)	6,237,000	6,237,000
8.00%, 4/15/2020 (b)	5,139,000	4,573,710
8.63%, 9/15/2017	7,685,000	8,011,613
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.00%, 1/15/2019	8,720,000	8,894,400
7.38%, 6/1/2020	1,150,000	1,194,563
Cequel Communications Holdings I LLC and Cequel Capital Corp. 6.38%, 9/15/2020 (a)	10,900,000	10,259,625
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/2020	16,782,000	16,823,955
Cogeco Cable, Inc. 4.88%, 5/1/2020 (a)	2,650,000	2,623,500
CSC Holdings LLC:
7.63%, 7/15/2018	4,254,000	4,466,700
8.63%, 2/15/2019	5,111,000	5,264,330
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (b)	5,960,000	4,276,300
DISH DBS Corp.:
4.25%, 4/1/2018	10,661,000	10,354,496
4.63%, 7/15/2017	8,604,000	8,588,083
5.13%, 5/1/2020	10,825,000	10,148,437
5.88%, 7/15/2022 (b)	400,000	354,000
7.13%, 2/1/2016	15,774,000	15,892,305
7.88%, 9/1/2019	13,604,000	14,261,481
Graham Holdings Co. 7.25%, 2/1/2019	5,585,000	5,892,175
Graton Economic Development Authority 9.63%, 9/1/2019 (a)	200,000	214,438
iHeartCommunications, Inc.:
9.00%, 12/15/2019	21,350,000	18,361,000
10.00%, 1/15/2018 (b)	9,895,000	5,244,350
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	7,200,000	7,434,000
MDC Partners, Inc. 6.75%, 4/1/2020 (a)	6,016,000	5,940,800
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a)	3,720,000	3,701,400
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	6,625,000	6,525,625
Sirius XM Radio, Inc. 4.25%, 5/15/2020 (a)(b)	3,200,000	3,128,000
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	5,425,000	5,397,875
TEGNA, Inc.:
5.13%, 10/15/2019	5,075,000	5,151,125
5.13%, 7/15/2020	5,000,000	5,100,000
Visant Corp. 10.00%, 10/1/2017 (b)	6,400,000	5,232,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	7,826,000	7,884,695

		220,555,731

METALS & MINING — 5.9%
AK Steel Corp.:
7.63%, 5/15/2020 (b)	5,000,000	2,606,250
8.75%, 12/1/2018 (b)	5,647,000	5,492,555
Alcoa, Inc.:
5.55%, 2/1/2017	6,690,000	6,890,700
5.72%, 2/23/2019 (b)	7,300,000	7,555,500
6.15%, 8/15/2020	9,350,000	9,630,500
6.75%, 7/15/2018	6,124,000	6,583,300
Aleris International, Inc. 7.63%, 2/15/2018	4,538,000	4,413,205

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Allegheny Technologies, Inc. 9.38%, 6/1/2019	$5,450,000	$5,749,750
ArcelorMittal:
4.50%, 3/1/2016	4,735,000	4,798,922
5.13%, 6/1/2020 (b)	4,931,000	4,463,048
5.25%, 2/25/2017	12,678,000	12,551,220
6.00%, 8/5/2020 (b)	9,200,000	8,314,500
6.13%, 6/1/2018	15,516,000	15,205,680
10.60%, 6/1/2019	15,601,000	16,849,080
Barminco Finance Pty, Ltd. 9.00%, 6/1/2018 (a)(b)	4,850,000	3,528,375
Cliffs Natural Resources, Inc.:
7.75%, 3/31/2020 (a)(b)	4,750,000	1,900,000
8.25%, 3/31/2020 (a)(b)	5,000,000	4,400,000
Commercial Metals Co.:
6.50%, 7/15/2017	3,499,000	3,603,970
7.35%, 8/15/2018	3,692,000	3,904,290
Essar Steel Algoma, Inc. 9.50%, 11/15/2019 (a)(b)	4,100,000	2,255,000
Evraz, Inc. NA Canada 7.50%, 11/15/2019 (a)	1,900,000	1,805,000
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a)(b)	9,950,000	6,666,500
7.25%, 10/15/2019 (a)	4,150,000	2,905,000
FMG Resources August 2006 Pty, Ltd. 8.25%, 11/1/2019 (a)(b)	9,462,000	7,545,945
Global Brass & Copper, Inc. 9.50%, 6/1/2019	4,195,000	4,546,331
JMC Steel Group 8.25%, 3/15/2018 (a)	7,680,000	5,222,400
Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	6,084,000	5,429,970
Novelis, Inc. 8.38%, 12/15/2017	9,845,000	9,549,650
Steel Dynamics, Inc. 6.13%, 8/15/2019	2,150,000	2,198,375
United States Steel Corp.:
6.05%, 6/1/2017 (b)	2,741,000	2,610,803
6.88%, 4/1/2021 (b)	4,745,000	3,606,200
7.00%, 2/1/2018 (b)	4,015,000	3,603,462
7.38%, 4/1/2020 (b)	5,102,000	4,056,090
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)	5,644,000	5,418,240

		195,859,811

MULTILINE RETAIL — 0.2%
JC Penney Corp., Inc.:
5.65%, 6/1/2020 (b)	3,200,000	2,880,000
8.13%, 10/1/2019 (b)	3,735,000	3,735,000

		6,615,000

OIL, GAS & CONSUMABLE FUELS — 10.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 9.63%, 10/15/2018	5,490,000	2,895,975
Arch Coal, Inc.:
7.00%, 6/15/2019	15,450,000	1,158,750
8.00%, 1/15/2019 (a)	3,877,000	426,470
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (b)	5,975,000	4,794,938
Basic Energy Services, Inc. 7.75%, 2/15/2019 (b)	4,605,000	2,302,500
Bill Barrett Corp. 7.63%, 10/1/2019 (b)	3,499,000	2,519,280
California Resources Corp. 5.00%, 1/15/2020 (b)	9,575,000	6,157,874
Canbriam Energy, Inc. 9.75%, 11/15/2019 (a)	500,000	493,500
Carrizo Oil & Gas, Inc. 7.50%, 9/15/2020 (b)	5,000,000	4,675,000
Chesapeake Energy Corp.:
3.25%, 3/15/2016 (b)	5,930,000	5,812,586
6.50%, 8/15/2017 (b)	5,861,000	5,289,552
6.63%, 8/15/2020 (b)	12,637,000	9,390,807
7.25%, 12/15/2018	6,161,000	5,098,227
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (b)	4,750,000	4,007,813
Comstock Resources, Inc.:
7.75%, 4/1/2019 (b)	4,805,000	1,201,250
10.00%, 3/15/2020 (a)(b)	6,100,000	4,239,500
DCP Midstream LLC:
5.35%, 3/15/2020 (a)	6,025,000	5,837,333
9.75%, 3/15/2019 (a)	5,405,000	6,054,459
DCP Midstream Operating LP 2.50%, 12/1/2017 (b)	3,821,000	3,504,186
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)(b)	7,103,000	5,442,674
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/2017 (b)	6,805,000	1,531,125
11.00%, 3/15/2020 (a)	13,050,000	6,133,500
EP Energy LLC/Everest Acquisition Finance, Inc. 9.38%, 5/1/2020 (b)	18,200,000	15,652,000
EPL Oil & Gas, Inc. 8.25%, 2/15/2018 (b)	5,390,000	1,320,550
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019 (b)	4,900,000	3,332,000
EXCO Resources, Inc. 7.50%, 9/15/2018 (b)	7,150,000	2,109,250
Exterran Holdings, Inc. 7.25%, 12/1/2018	3,950,000	3,871,000
Halcon Resources Corp.:
8.63%, 2/1/2020 (a)(b)	6,061,000	5,038,206
9.75%, 7/15/2020 (b)	6,595,000	2,242,300
Harvest Operations Corp. 6.88%, 10/1/2017 (b)	4,505,000	3,874,300
Hornbeck Offshore Services, Inc. 5.88%, 4/1/2020	3,620,000	2,841,700
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019	13,585,000	3,464,175
6.50%, 5/15/2019 (b)	10,743,000	2,954,325
8.63%, 4/15/2020 (b)	9,030,000	2,438,100
Magnum Hunter Resources Corp. 9.75%, 5/15/2020 (b)	6,075,000	2,733,750
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.00%, 6/1/2020 (a)(b)	5,850,000	4,241,250

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

NGL Energy Partners LP/NGL Energy Finance Corp. 5.13%, 7/15/2019	$3,585,000	$3,262,350
NGPL PipeCo LLC:
7.12%, 12/15/2017 (a)(b)	11,697,000	11,112,150
9.63%, 6/1/2019 (a)(b)	5,310,000	5,044,500
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (b)	5,905,000	5,196,400
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (b)	4,450,000	3,309,688
NuStar Logistics LP:
4.80%, 9/1/2020	2,000,000	1,910,000
8.15%, 4/15/2018	4,873,000	5,214,110
Oasis Petroleum, Inc. 7.25%, 2/1/2019 (b)	3,778,000	3,334,085
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	4,735,000	2,632,376
Offshore Group Investment, Ltd. 7.50%, 11/1/2019 (b)	10,458,000	3,398,850
Pacific Drilling SA 5.38%, 6/1/2020 (a)(b)	6,500,000	3,835,000
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	4,980,000	3,386,400
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (b)	4,900,000	5,012,700
Peabody Energy Corp. 6.00%, 11/15/2018 (b)	14,676,000	3,815,760
Penn Virginia Corp. 8.50%, 5/1/2020	5,550,000	1,436,063
Petroleum Geo-Services ASA 7.38%, 12/15/2018 (a)(b)	4,650,000	3,766,500
PetroQuest Energy, Inc. 10.00%, 9/1/2017	3,950,000	3,495,750
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)(b)	5,860,000	5,684,200
6.00%, 1/15/2019 (a)	4,578,000	4,394,880
6.85%, 7/15/2018 (a)	5,355,000	5,355,000
Sabine Pass LNG LP 7.50%, 11/30/2016	12,630,000	12,914,175
SandRidge Energy, Inc. 8.75%, 6/1/2020 (a)(b)	11,600,000	7,032,500
Seadrill, Ltd. 6.13%, 9/15/2017 (a)(b)	10,130,000	7,800,100
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)	7,575,000	7,120,500
Seventy Seven Operating LLC 6.63%, 11/15/2019 (b)	5,665,000	3,526,463
Sunoco LP/Sunoco Finance Corp. 5.50%, 8/1/2020 (a)(b)	4,300,000	4,235,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019 (a)	6,835,000	6,134,412
5.00%, 1/15/2018 (a)	9,325,000	8,882,062
Tesoro Corp. 4.25%, 10/1/2017 (b)	2,675,000	2,715,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.50%, 10/15/2019 (a)	2,953,000	2,893,940
Transocean, Inc.:
3.00%, 10/15/2017 (b)	7,600,000	6,878,000
5.55%, 12/15/2016	8,404,000	8,298,950
6.00%, 3/15/2018 (b)	8,400,000	7,686,000
Trinidad Drilling, Ltd. 7.88%, 1/15/2019 (a)	4,375,000	4,090,625
Ultra Petroleum Corp. 5.75%, 12/15/2018 (a)(b)	5,128,000	3,692,160
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020 (b)	5,590,000	3,395,925
W&T Offshore, Inc. 8.50%, 6/15/2019	8,350,000	3,715,750
Whiting Canadian Holding Co. ULC 8.13%, 12/1/2019 (b)	6,620,000	6,388,300
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (b)	10,035,000	8,730,450
6.50%, 10/1/2018 (b)	4,409,000	4,133,438
WPX Energy, Inc.:
5.25%, 1/15/2017 (b)	2,897,000	2,882,515
7.50%, 8/1/2020 (b)	5,150,000	4,712,250

		357,536,107

PAPER & FOREST PRODUCTS — 0.2%
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)	1,795,000	1,884,750
Tembec Industries, Inc. 9.00%, 12/15/2019 (a)(b)	4,250,000	3,187,500
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75%, 1/15/2019	3,350,000	753,750
11.75%, 1/15/2019	5,768,000	1,067,080

		6,893,080

PERSONAL PRODUCTS — 0.4%
Albea Beauty Holdings SA 8.38%, 11/1/2019 (a)	4,350,000	4,567,500
Avon Products, Inc.:
6.35%, 3/15/2020 (b)	4,350,000	3,436,500
6.50%, 3/1/2019 (b)	4,532,000	3,897,520

		11,901,520

PHARMACEUTICALS — 2.2%
Capsugel SA 7.00%, 5/15/2019 (a)	10,094,000	10,094,000
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	9,500,000	9,808,750
Hospira, Inc. 6.05%, 3/30/2017	7,819,000	8,349,832
JLL/Delta Dutch Pledgeco BV PIK 8.75%, 5/1/2020 (a)	3,967,000	4,006,670
NBTY, Inc. 9.00%, 10/1/2018	7,509,000	7,677,953
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a)	18,700,000	18,174,062
6.75%, 8/15/2018 (a)	15,020,000	15,282,850

		73,394,117

REAL ESTATE INVESTMENT TRUSTS — 0.9%
ARC Properties Operating Partnership LP 2.00%, 2/6/2017	11,998,000	11,758,040

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

iStar, Inc.:
4.00%, 11/1/2017	$5,664,000	$5,451,600
5.00%, 7/1/2019	7,605,000	7,224,750
Vereit Operating Partnership LP 3.00%, 2/6/2019 (b)	6,600,000	6,294,750

		30,729,140

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)	6,470,000	6,615,575
Realogy Group LLC 7.63%, 1/15/2020 (a)	5,100,000	5,316,750
Realogy Group LLC/Realogy Co-Issuer Corp. 4.50%, 4/15/2019 (a)	2,840,000	2,840,000
Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)	4,966,000	4,941,170
Rialto Holdings LLC/Rialto Corp. 7.00%, 12/1/2018 (a)	3,060,000	3,105,900

		22,819,395

SEMICONDUCTORS — 0.5%
Advanced Micro Devices, Inc.:
6.75%, 3/1/2019	6,050,000	4,182,062
7.75%, 8/1/2020 (b)	4,175,000	2,703,313
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)	8,599,000	8,599,000

		15,484,375

SOFTWARE — 0.9%
Blackboard, Inc. 7.75%, 11/15/2019 (a)	4,200,000	3,528,000
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)(b)	6,736,000	4,782,560
Emdeon, Inc. 11.00%, 12/31/2019	4,500,000	4,792,500
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	8,945,000	8,922,637
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)	6,345,000	6,817,703

		28,843,400

SPECIALTY RETAIL — 3.2%
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75%, 5/20/2020	2,600,000	2,632,500
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	5,596,000	5,651,960
Best Buy Co., Inc.:
3.75%, 3/15/2016	4,444,000	4,481,996
5.00%, 8/1/2018	2,237,000	2,360,035
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)	4,712,000	1,802,340
Claire’s Stores, Inc.:
8.88%, 3/15/2019 (b)	4,274,000	1,666,860
9.00%, 3/15/2019 (a)(b)	10,300,000	8,214,250
Dollar Tree, Inc. 5.25%, 3/1/2020 (a)	6,690,000	6,859,926
GameStop Corp. 5.50%, 10/1/2019 (a)(b)	3,701,000	3,813,140
Guitar Center, Inc. 6.50%, 4/15/2019 (a)(b)	5,355,000	4,926,600
Jo-Ann Stores, Inc. 8.13%, 3/15/2019 (a)	4,730,000	4,375,250
L Brands, Inc.:
6.90%, 7/15/2017 (b)	8,810,000	9,514,800
7.00%, 5/1/2020	2,750,000	3,107,500
8.50%, 6/15/2019	3,000,000	3,502,500
Logan’s Roadhouse, Inc. 10.75%, 10/15/2017 (b)	4,150,000	2,739,000
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)(b)	5,533,000	5,615,995
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	6,780,000	6,830,850
Rite Aid Corp. 9.25%, 3/15/2020	8,419,000	8,945,188
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/2019	6,982,000	7,243,825
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	7,091,000	6,771,905
Toys R Us, Inc.:
7.38%, 10/15/2018 (b)	2,800,000	1,790,250
10.38%, 8/15/2017 (b)	5,050,000	3,926,375

		106,773,045

STORAGE/WAREHOUSING — 0.4%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)(b)	9,915,000	8,677,608
10.75%, 10/15/2019 (a)(b)	7,350,000	3,895,500

		12,573,108

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Dell, Inc.:
3.10%, 4/1/2016 (b)	4,258,000	4,258,000
5.65%, 4/15/2018	3,234,000	3,363,360
5.88%, 6/15/2019	4,678,000	4,844,069
Infor US, Inc. 5.75%, 8/15/2020 (a)(b)	3,537,000	3,519,315
SRA International, Inc. 11.00%, 10/1/2019 (b)	2,000,000	2,118,750
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	9,255,000	9,555,787
7.38%, 11/15/2018	6,479,000	6,608,580

		34,267,861

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	5,795,000	5,592,175
Nine West Holdings, Inc. 8.25%, 3/15/2019 (a)	4,150,000	1,888,250

		7,480,425

THRIFTS & MORTGAGE FINANCE — 0.5%
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)(b)	9,600,000	9,072,000
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	4,805,000	4,012,175

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Ocwen Financial Corp. 7.13%, 5/15/2019 (a)(b)	$4,275,000	$3,826,125

		16,910,300

TRADING COMPANIES & DISTRIBUTORS — 0.2%
United Rentals North America, Inc. 7.38%, 5/15/2020	5,155,000	5,412,750

TRANSPORTATION INFRASTRUCTURE — 1.0%
Erickson, Inc. 8.25%, 5/1/2020	4,450,000	3,070,500
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	7,900,000	7,742,000
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)	3,595,000	3,577,025
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/2019	4,600,000	3,358,000
PHI, Inc. 5.25%, 3/15/2019	4,640,000	3,990,400
Teekay Corp. 8.50%, 1/15/2020 (b)	4,264,000	4,178,720
XPO Logistics, Inc. 7.88%, 9/1/2019 (a)	8,216,000	8,010,600

		33,927,245

WIRELESS TELECOMMUNICATION SERVICES — 3.0%
Avaya, Inc. 7.00%, 4/1/2019 (a)	10,208,000	8,089,840
CommScope Holding Co., Inc. PIK 6.63%, 6/1/2020 (a)	2,500,000	2,562,500
Millicom International Cellular SA:
4.75%, 5/22/2020 (a)(b)	1,200,000	1,146,240
6.63%, 10/15/2021 (a)	1,500,000	1,483,500
Nokia OYJ 5.38%, 5/15/2019 (b)	8,812,000	9,274,630
Sprint Communications, Inc.:
6.00%, 12/1/2016	11,980,000	11,807,787
7.00%, 8/15/2020	9,050,000	7,630,236
8.38%, 8/15/2017	7,920,000	7,900,200
9.00%, 11/15/2018 (a)	17,155,000	18,000,741
T-Mobile USA, Inc. 6.46%, 4/28/2019	10,613,000	10,798,728
Telecom Italia Capital SA:
5.25%, 10/1/2015	9,357,000	9,357,000
7.00%, 6/4/2018 (b)	4,900,000	5,292,000
7.18%, 6/18/2019	7,125,000	7,890,938

		101,234,340

TOTAL BONDS & NOTES —
(Cost $3,589,407,497)		3,238,704,846

	Shares
SHORT TERM INVESTMENTS — 8.2%
MONEY MARKET FUNDS — 8.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	236,994,918	236,994,918
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	38,683,396	38,683,396

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $275,678,314)		275,678,314

TOTAL INVESTMENTS — 105.3% (g)
(Cost $3,865,085,811)		3,514,383,160
OTHER ASSETS & LIABILITIES — (5.3)%		(177,834,163)

NET ASSETS — 100.0%		$3,336,548,997

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 32.6% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PIK = Payment in Kind
PLC = Public Limited Company
SAS = Societe par Actions Simplifiee
SCA = Societe en Commandite par Actions (partnership limited by shares)
ULC = Unlimited Liability Corporation

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BONDS & NOTES — 97.2% (a)
AEROSPACE & DEFENSE — 0.3%
Honeywell International, Inc. 0.37%, 11/17/2015 (a)	$1,000,000	$999,901
Rockwell Collins, Inc. 0.69%, 12/15/2016 (a)	350,000	349,401

		1,349,302

AUTOMOBILES — 3.2%
Daimler Finance North America LLC:
0.64%, 8/1/2017 (a)(b)	700,000	692,398
0.68%, 3/10/2017 (a)(b)	800,000	793,633
0.75%, 3/2/2018 (a)(b)	400,000	395,127
0.98%, 8/1/2016 (a)(b)	930,000	929,603
Nissan Motor Acceptance:
0.88%, 3/3/2017 (a)(b)	600,000	598,162
1.03%, 9/26/2016 (a)(b)	700,000	700,054
Toyota Motor Credit Corp.:
0.43%, 9/23/2016 (a)	350,000	349,793
0.52%, 5/16/2017 (a)	672,000	670,518
0.61%, 1/12/2018 (a)	1,000,000	997,288
0.61%, 5/17/2016 (a)	1,100,000	1,101,003
0.71%, 3/12/2020 (a)	600,000	590,074
0.75%, 7/13/2018 (a)	1,000,000	998,621
Volkswagen Group of America Finance LLC:
0.55%, 5/23/2016 (a)(b)	700,000	689,240
0.61%, 11/22/2016 (a)(b)	400,000	387,718
0.70%, 5/23/2017 (a)(b)	700,000	667,725
0.77%, 11/20/2017 (a)(b)	60,000	55,721
0.80%, 5/22/2018 (a)(b)	400,000	364,946
Volkswagen International Finance NV:
0.65%, 11/18/2015 (a)(b)	500,000	498,670
0.76%, 11/18/2016 (a)(b)	1,000,000	971,657

		12,451,951

BANKS — 41.1%
Abbey National Treasury Services PLC 0.85%, 3/13/2017 (a)	500,000	499,054
ABN Amro Bank NV:
0.74%, 6/6/2016 (a)(b)	300,000	300,023
1.09%, 10/28/2016 (a)(b)	1,700,000	1,706,443
American Express Bank FSB 0.51%, 6/12/2017 (a)	500,000	497,489
American Express Centurion Bank 0.76%, 11/13/2015 (a)	550,000	550,165
Australia & New Zealand Banking Group Ltd.:
0.47%, 7/15/2016 (a)(b)	500,000	500,389
0.66%, 1/10/2017 (a)(b)	500,000	500,497
0.73%, 1/16/2018 (a)(b)	600,000	598,227
0.88%, 5/15/2018 (a)	1,140,000	1,137,874
Banco Santander Chile 1.19%, 4/11/2017 (a)(b)	500,000	492,550
Bank of Montreal:
0.54%, 7/14/2017 (a)	400,000	398,511
0.81%, 7/15/2016 (a)	1,030,000	1,032,539
0.88%, 4/9/2018 (a)	450,000	449,998
Bank of New York Mellon Corp.:
0.52%, 10/23/2015 (a)	450,000	450,012
0.56%, 3/4/2016 (a)	584,000	584,272
0.71%, 5/22/2018 (a)	400,000	398,097
0.77%, 3/6/2018 (a)	146,000	145,744
0.81%, 9/11/2019 (a)	500,000	496,637
0.86%, 8/1/2018 (a)	370,000	369,153
Bank Of New York Mellon Corp. 1.19%, 8/17/2020 (a)	400,000	401,127
Bank of Nova Scotia:
0.60%, 4/11/2017 (a)	700,000	698,408
0.74%, 3/15/2016 (a)	492,000	492,328
0.76%, 12/13/2016 (a)	900,000	900,601
0.80%, 6/11/2018 (a)	300,000	299,657
0.81%, 7/15/2016 (a)	1,314,000	1,317,441
Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.64%, 9/8/2017 (a)(b)	300,000	298,346
0.74%, 3/10/2017 (a)(b)	1,000,000	997,457
0.78%, 2/26/2016 (a)(b)	526,000	526,234
0.88%, 3/5/2018 (a)(b)	600,000	597,574
0.94%, 9/9/2016 (a)(b)(c)	850,000	850,750
1.36%, 9/14/2018 (a)(b)	400,000	400,931
Banque Federative du Credit Mutuel SA:
1.14%, 1/20/2017 (a)(b)	600,000	602,903
1.14%, 10/28/2016 (a)(b)	1,050,000	1,054,497
Barclays Bank PLC:
0.87%, 12/9/2016 (a)	300,000	299,744
0.90%, 2/17/2017 (a)	1,000,000	999,351
BB&T Corp.:
0.66%, 9/13/2016 (a)	300,000	299,486
0.75%, 12/1/2016 (a)	450,000	450,353
0.96%, 2/1/2019 (a)	700,000	697,215
1.20%, 6/15/2018 (a)	150,000	150,661
BNP Paribas SA:
0.62%, 11/7/2015 (a)	600,000	600,059
0.77%, 5/7/2017 (a)(c)	600,000	597,934
0.81%, 3/17/2017 (a)	357,000	356,675
0.93%, 12/12/2016 (a)(c)	525,000	525,545
BPCE SA:
0.89%, 11/18/2016 (a)	500,000	500,437
0.96%, 6/17/2017 (a)	1,150,000	1,147,460
1.16%, 2/10/2017 (a)	1,000,000	1,002,977
1.55%, 4/25/2016 (a)	1,038,000	1,042,433
Canadian Imperial Bank of Commerce/Canada 0.81%, 7/18/2016 (a)	915,000	917,277
Commonwealth Bank of Australia:
0.53%, 6/3/2016 (a)(b)	1,000,000	1,000,183
0.70%, 3/13/2017 (a)(b)	1,600,000	1,598,112
0.74%, 3/12/2018 (a)(b)	800,000	796,246
0.85%, 9/20/2016 (a)(b)	3,335,000	3,341,483
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.62%, 4/28/2017 (a)(c)	2,030,000	2,028,930
0.82%, 3/18/2016 (a)	1,280,000	1,281,718
Corp Andina de Fomento 0.84%, 1/29/2018 (a)	400,000	403,386
Credit Agricole SA 1.18%, 10/3/2016 (a)(b)	1,000,000	1,002,967
Credit Agricole SA/London:
0.88%, 6/12/2017 (a)(b)	1,000,000	999,247
1.09%, 4/15/2019 (a)(b)	600,000	597,887
1.30%, 6/10/2020 (a)(b)	300,000	299,508
1.45%, 4/15/2016 (a)(b)	350,000	351,450

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Credit Suisse of New York, NY:
0.63%, 3/11/2016 (a)	$200,000	$199,922
0.82%, 5/26/2017 (a)	2,050,000	2,043,046
0.98%, 1/29/2018 (a)	1,000,000	996,982
DBS Group Holdings Ltd. 0.79%, 7/16/2019 (a)(b)	600,000	599,759
Deutsche Bank AG London:
0.80%, 5/30/2017 (a)	1,500,000	1,493,148
0.92%, 2/13/2017 (a)	900,000	901,243
0.99%, 2/13/2018 (a)	900,000	897,422
Dexia Credit Local SA:
0.69%, 1/11/2017 (a)(b)	1,100,000	1,101,632
0.69%, 11/7/2016 (a)(b)	1,600,000	1,601,787
Export-Import Bank of Korea 1.04%, 1/14/2017 (a)	1,000,000	1,001,751
Fifth Third Bank:
0.74%, 2/26/2016 (a)	275,000	274,989
0.83%, 11/18/2016 (a)	975,000	974,066
HSBC Bank PLC 0.96%, 5/15/2018 (a)(b)	800,000	798,304
HSBC USA, Inc.:
0.65%, 11/13/2017 (a)	300,000	297,226
0.78%, 3/3/2017 (a)	700,000	698,062
0.92%, 11/13/2019 (a)	300,000	297,088
ING Bank NV:
0.89%, 3/16/2018 (a)(b)	400,000	398,508
1.02%, 10/1/2019 (a)(b)(c)	1,500,000	1,487,755
1.10%, 8/17/2018 (a)(b)	400,000	400,557
1.28%, 3/7/2016 (a)(b)	700,000	701,567
International Finance Corp. 0.21%, 8/1/2016 (a)	2,500,000	2,499,385
JPMorgan Chase Bank NA 0.75%, 6/2/2017 (a)	2,250,000	2,244,850
KeyBank NA 0.82%, 11/25/2016 (a)	600,000	600,131
Kfw 0.20%, 10/30/2015 (a)	1,000,000	999,993
Kommunalbanken AS:
0.40%, 3/17/2020 (a)(b)	1,700,000	1,699,063
0.42%, 3/18/2016 (a)(b)	1,900,000	1,899,913
0.42%, 5/2/2017 (a)(b)	500,000	500,622
0.43%, 10/31/2016 (a)(b)	270,000	270,106
0.51%, 2/20/2018 (a)(b)	1,174,000	1,177,489
0.71%, 3/27/2017 (a)(b)	3,750,000	3,768,937
Kommuninvest I Sverige AB 0.36%, 5/28/2019 (a)(b)	1,000,000	999,572
Kookmin Bank:
1.17%, 1/27/2017 (a)	500,000	501,635
1.54%, 10/11/2016 (a)	600,000	603,385
Korea Development Bank 0.92%, 1/22/2017 (a)	900,000	899,676
Landwirtschaftliche Rentenbank 0.54%, 3/15/2016 (a)(b)	800,000	800,508
Lloyds Bank PLC:
0.86%, 3/16/2018 (a)	500,000	498,562
0.86%, 5/14/2018 (a)	500,000	497,166
1.10%, 8/17/2018 (a)	400,000	399,767
Macquarie Bank, Ltd.:
0.79%, 6/15/2016 (a)(b)	1,000,000	999,932
0.93%, 10/27/2017 (a)(b)	500,000	497,734
1.12%, 3/24/2017 (a)(b)	600,000	601,274
1.41%, 7/29/2020 (a)(b)	500,000	501,667
Manufacturers & Traders Trust Co.:
0.63%, 3/7/2016 (a)	225,000	224,941
0.67%, 1/30/2017 (a)	700,000	699,089
Mizuho Bank, Ltd.:
0.72%, 4/16/2017 (a)(b)(c)	600,000	597,798
0.78%, 9/25/2017 (a)(b)	400,000	398,121
0.97%, 3/26/2018 (a)(b)	400,000	398,877
MUFG Union Bank NA 1.08%, 9/26/2016 (a)	600,000	600,772
National Australia Bank, Ltd.:
0.58%, 12/9/2016 (a)(b)	500,000	500,268
0.61%, 6/30/2017 (a)(b)	250,000	249,354
0.70%, 3/17/2017 (a)(b)	800,000	799,272
0.76%, 12/2/2016 (a)(b)	250,000	250,552
0.85%, 7/25/2016 (a)	3,350,000	3,358,489
National City Bank 0.70%, 6/7/2017 (a)	440,000	437,505
Nederlandse Waterschapsbank NV:
0.40%, 11/4/2015 (a)(b)	600,000	599,983
0.49%, 10/18/2016 (a)(b)	1,425,000	1,427,313
0.54%, 2/14/2018 (a)(b)	2,730,000	2,739,326
Nordea Bank AB:
0.69%, 4/4/2017 (a)(b)	700,000	699,063
0.77%, 5/13/2016 (a)(b)	584,000	584,959
1.17%, 9/17/2018 (a)(b)	400,000	401,513
PNC Bank NA:
0.60%, 8/1/2017 (a)	400,000	398,288
0.74%, 6/1/2018 (a)	2,000,000	1,988,336
Royal Bank of Canada:
0.55%, 10/13/2017 (a)	1,000,000	996,165
0.56%, 12/16/2015 (a)	1,800,000	1,800,194
0.57%, 2/3/2017 (a)	400,000	399,654
0.58%, 6/16/2017 (a)	400,000	398,577
0.62%, 1/23/2017 (a)	1,400,000	1,400,846
0.70%, 3/8/2016 (a)	1,300,000	1,301,131
0.79%, 9/9/2016 (a)	1,000,000	1,002,286
0.84%, 7/30/2018 (a)	1,000,000	998,866
0.85%, 3/6/2020 (a)(c)	1,000,000	1,001,625
0.87%, 3/15/2019 (a)	1,000,000	998,132
Royal Bank of Scotland Group PLC 1.27%, 3/31/2017 (a)	600,000	599,824
Shinhan Bank 0.93%, 4/8/2017 (a)(b)	600,000	599,547
Standard Chartered PLC 0.67%, 9/8/2017 (a)(b)	400,000	397,268
Sumitomo Mitsui Banking Corp.:
0.61%, 7/11/2017 (a)	665,000	660,571
0.71%, 1/10/2017 (a)	800,000	799,287
0.87%, 1/16/2018 (a)	1,600,000	1,592,414
0.96%, 7/19/2016 (a)	350,000	350,735
Sumitomo Mitsui Trust Bank, Ltd. 1.11%, 9/16/2016 (a)(b)	525,000	526,505
Suncorp-Metway, Ltd. 1.03%, 3/28/2017 (a)(b)	600,000	599,869
Svenska Handelsbanken AB:
0.80%, 3/21/2016 (a)	1,120,000	1,121,389
0.80%, 9/23/2016 (a)	1,100,000	1,102,351
0.82%, 6/17/2019 (a)	500,000	498,814
Swedish ExportKredit AB 0.42%, 9/28/2017 (a)	400,000	399,847

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Toronto-Dominion Bank:
0.46%, 7/13/2016 (a)	$900,000	$900,101
0.54%, 5/2/2017 (a)	1,150,000	1,147,039
0.54%, 1/6/2017 (a)	1,300,000	1,299,331
0.77%, 7/2/2019 (a)	900,000	893,722
0.79%, 9/9/2016 (a)	3,500,000	3,508,330
0.83%, 7/23/2018 (a)	1,200,000	1,198,652
0.85%, 4/30/2018 (a)	810,000	809,563
0.86%, 11/5/2019 (a)	600,000	598,991
US Bancorp 0.81%, 11/15/2018 (a)	900,000	899,087
US Bank NA:
0.42%, 4/22/2016 (a)	1,500,000	1,499,919
0.53%, 1/30/2017 (a)	1,500,000	1,498,425
0.53%, 9/11/2017 (a)	575,000	572,584
0.60%, 1/26/2018 (a)	250,000	250,103
0.77%, 10/28/2019 (a)	1,000,000	993,570
Wachovia Corp.:
0.61%, 6/15/2017 (a)	1,950,000	1,943,598
0.64%, 10/28/2015 (a)	900,000	900,069
0.66%, 10/15/2016 (a)	1,600,000	1,597,046
Wells Fargo & Co.:
0.49%, 10/28/2015 (a)	2,520,000	2,520,144
0.63%, 6/2/2017 (a)	500,000	498,689
0.76%, 4/22/2019 (a)	500,000	497,885
0.82%, 7/20/2016 (a)	800,000	801,991
0.92%, 4/23/2018 (a)	1,961,000	1,968,371
0.98%, 1/30/2020 (a)	400,000	399,134
1.18%, 7/22/2020 (a)(c)	1,000,000	1,003,242
Wells Fargo Bank NA:
0.48%, 6/2/2016 (a)	2,300,000	2,299,607
0.53%, 5/16/2016 (a)	2,175,000	2,172,701
0.67%, 3/15/2016 (a)	700,000	699,841
Westpac Banking Corp.:
0.66%, 5/19/2017 (a)	1,600,000	1,598,002
0.69%, 12/1/2017 (a)	450,000	448,397
0.76%, 11/25/2016 (a)	1,072,000	1,073,682
0.76%, 5/25/2018 (a)	600,000	597,929
1.04%, 7/30/2018 (a)	600,000	601,306

		159,051,600

BEVERAGES — 0.8%
Anheuser-Busch InBev Finance, Inc. 0.49%, 1/27/2017 (a)	500,000	498,670
Coca-Cola Co. 0.40%, 11/1/2016 (a)	625,000	624,761
PepsiCo, Inc.:
0.54%, 7/17/2017 (a)	400,000	399,923
0.54%, 2/26/2016 (a)	1,067,000	1,067,397
SABMiller Holdings, Inc. 0.99%, 8/1/2018 (a)(b)	400,000	398,199

		2,988,950

BIOTECHNOLOGY — 0.2%
Amgen, Inc. 0.71%, 5/22/2017 (a)	800,000	797,572

BUILDING PRODUCTS — 0.1%
Martin Marietta Materials, Inc. 1.43%, 6/30/2017 (a)	375,000	372,185

CAPITAL MARKETS — 7.5%
Bear Stearns Cos LLC 0.72%, 11/21/2016 (a)	1,638,000	1,634,698
Goldman Sachs Group, Inc.:
0.77%, 3/22/2016 (a)	6,171,000	6,169,599
0.96%, 6/4/2017 (a)	550,000	549,369
1.00%, 5/22/2017 (a)	1,500,000	1,499,165
1.14%, 12/15/2017 (a)	850,000	851,147
1.31%, 10/23/2019 (a)(c)	1,000,000	1,001,921
1.42%, 11/15/2018 (a)	1,100,000	1,106,600
1.45%, 4/23/2020 (a)	1,400,000	1,403,640
1.50%, 4/30/2018 (a)	2,450,000	2,470,965
1.54%, 9/15/2020 (a)	1,000,000	1,000,028
Morgan Stanley:
0.74%, 10/18/2016 (a)	2,000,000	1,996,054
0.77%, 10/15/2015 (a)	1,850,000	1,850,135
1.03%, 7/23/2019 (a)	400,000	397,165
1.07%, 1/5/2018 (a)	1,000,000	999,620
1.14%, 1/24/2019 (a)	500,000	500,301
1.32%, 6/16/2020 (a)	1,000,000	996,732
1.44%, 1/27/2020 (a)	1,000,000	1,007,490
1.58%, 4/25/2018 (a)	1,400,000	1,419,709
1.58%, 2/25/2016 (a)	865,000	867,036
Svensk Exportkredit AB:
0.52%, 6/12/2017 (a)	700,000	700,753
0.59%, 1/23/2017 (a)	550,000	551,775

		28,973,902

CHEMICALS — 0.1%
Monsanto Co. 0.51%, 11/7/2016 (a)	500,000	497,151

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.:
0.61%, 3/3/2017 (a)	1,150,000	1,149,985
0.65%, 6/15/2018 (a)	300,000	298,694
0.82%, 3/1/2019 (a)	572,000	570,282

		2,018,961

CONSUMER FINANCE — 1.3%
Caterpillar Financial Services Corp.:
0.51%, 6/9/2017 (a)	300,000	298,924
0.56%, 3/3/2017 (a)	450,000	449,307
0.57%, 2/26/2016 (a)	750,000	750,343
Hyundai Capital Services, Inc. 1.14%, 3/18/2017 (a)(b)	620,000	618,544
John Deere Capital Corp.:
0.39%, 4/12/2016 (a)	1,000,000	1,000,135
0.43%, 2/25/2016 (a)	900,000	900,069
0.45%, 3/1/2017 (a)	500,000	499,242
0.78%, 7/11/2017 (a)	400,000	399,863

		4,916,427

DIVERSIFIED FINANCIAL SERVICES — 18.9%
American Express Co. 0.92%, 5/22/2018 (a)	950,000	948,772
American Express Credit Corp.:
0.60%, 6/5/2017 (a)	840,000	835,334
0.62%, 9/22/2017 (a)	300,000	298,480
0.80%, 7/29/2016 (a)	1,300,000	1,301,213
0.81%, 8/15/2019 (a)	500,000	494,849
0.89%, 3/18/2019 (a)	1,100,000	1,095,313

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

American Express Credit Corp.. 1.39%, 9/14/2020 (a)	$1,000,000	$1,002,625
American Honda Finance Corp.:
0.45%, 9/2/2016 (a)	600,000	599,763
0.46%, 7/14/2017 (a)	500,000	498,840
0.64%, 12/11/2017 (a)	350,000	348,577
0.71%, 5/26/2016 (a)(b)	1,400,000	1,402,076
0.75%, 7/13/2018 (a)	400,000	399,229
0.78%, 9/20/2017 (a)	400,000	400,004
0.78%, 10/7/2016 (a)	850,000	852,546
Bank of America Corp.:
0.55%, 10/14/2016 (a)	680,000	677,427
0.85%, 5/2/2017 (a)	200,000	198,151
0.94%, 8/25/2017 (a)	500,000	499,092
1.14%, 3/22/2016 (a)	817,000	818,471
1.20%, 4/1/2019 (a)	1,250,000	1,250,854
1.33%, 1/15/2019 (a)	1,000,000	1,007,672
1.39%, 3/22/2018 (a)	1,577,000	1,586,028
Bank of America NA:
0.62%, 6/15/2016 (a)	1,100,000	1,096,910
0.64%, 6/15/2017 (a)	1,250,000	1,241,485
0.78%, 11/14/2016 (a)	1,200,000	1,198,831
0.78%, 2/14/2017 (a)	800,000	798,416
0.78%, 6/5/2017 (a)	700,000	698,213
Caisse Centrale Desjardins 0.57%, 10/29/2015 (a)(b)	600,000	600,018
Capital One NA:
0.98%, 2/5/2018 (a)	400,000	399,330
1.47%, 8/17/2018 (a)	400,000	401,120
Citigroup, Inc.:
0.60%, 6/9/2016 (a)	2,810,000	2,795,961
0.82%, 5/1/2017 (a)	1,300,000	1,295,861
0.87%, 3/10/2017 (a)	1,200,000	1,197,943
0.99%, 4/27/2018 (a)	1,000,000	996,444
1.00%, 11/15/2016 (a)	1,000,000	1,001,229
1.03%, 11/24/2017 (a)	800,000	800,738
1.12%, 4/1/2016 (a)	800,000	800,932
1.18%, 7/30/2018 (a)	1,000,000	999,421
1.26%, 7/25/2016 (a)	1,830,000	1,835,362
2.02%, 5/15/2018 (a)	1,600,000	1,633,938
Ford Motor Credit Co. LLC:
0.85%, 9/8/2017 (a)	800,000	783,798
0.96%, 3/27/2017 (a)	350,000	345,072
1.07%, 1/17/2017 (a)	60,000	59,440
1.17%, 3/12/2019 (a)	1,100,000	1,068,496
1.22%, 1/9/2018 (a)	500,000	495,457
1.24%, 6/15/2018 (a)	300,000	296,267
1.24%, 11/4/2019 (a)	600,000	581,903
1.56%, 5/9/2016 (a)	700,000	702,206
General Electric Capital Corp.:
0.48%, 1/8/2016 (a)	1,730,000	1,729,993
0.49%, 2/15/2017 (a)(c)	465,000	464,426
0.51%, 5/11/2016 (a)	910,000	910,822
0.52%, 1/14/2016 (a)	600,000	600,086
0.56%, 1/9/2017 (a)	1,500,000	1,500,175
0.58%, 8/7/2018 (a)(c)	500,000	495,721
0.60%, 5/15/2017 (a)	1,000,000	1,001,005
0.80%, 1/14/2019 (a)	600,000	599,794
0.88%, 1/8/2016 (a)	1,490,000	1,491,536
0.90%, 1/9/2020 (a)	1,000,000	1,000,826
0.93%, 12/11/2015 (a)	150,000	150,147
0.94%, 7/12/2016 (a)	1,200,000	1,204,870
1.04%, 4/2/2018 (a)	500,000	502,463
1.18%, 5/9/2016 (a)	775,000	776,748
HSBC Finance Corp. 0.75%, 6/1/2016 (a)	1,500,000	1,497,267
JPMorgan Chase & Co.:
0.77%, 11/18/2016 (a)	2,000,000	1,999,104
0.84%, 2/15/2017 (a)	2,000,000	1,998,444
0.85%, 4/25/2018 (a)	1,000,000	995,414
0.92%, 1/28/2019 (a)	1,000,000	996,044
0.95%, 10/15/2015 (a)	876,000	876,095
0.95%, 2/26/2016 (a)	3,330,000	3,333,087
1.20%, 1/25/2018 (a)	3,350,000	3,365,199
1.25%, 1/23/2020 (a)	1,350,000	1,355,881
Macquarie Group, Ltd. 1.30%, 1/31/2017 (a)(b)	300,000	301,356
Nomura Holdings, Inc. 1.79%, 9/13/2016 (a)	250,000	251,354
UBS AG of Stamford, CT:
0.83%, 9/26/2016 (a)	300,000	300,400
0.88%, 6/1/2017 (a)	1,000,000	999,273
0.95%, 8/14/2019 (a)	600,000	597,899
1.03%, 3/26/2018 (a)	300,000	299,963
Ubs Group Funding Company 1.77%, 9/24/2020 (a)(b)	750,000	751,762

		72,987,261

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
America Movil SAB de CV 1.34%, 9/12/2016 (a)	900,000	899,763
AT&T, Inc.:
0.70%, 2/12/2016 (a)	1,426,000	1,424,627
0.75%, 3/30/2017 (a)	650,000	647,319
1.00%, 3/11/2019 (a)	700,000	694,254
1.26%, 6/30/2020 (a)	500,000	495,868
Verizon Communications, Inc.:
0.73%, 6/9/2017 (a)	1,900,000	1,892,404
1.87%, 9/15/2016 (a)	2,900,000	2,927,530
2.09%, 9/14/2018 (a)	2,000,000	2,056,364
Vodafone Group PLC 0.72%, 2/19/2016 (a)	857,000	856,443

		11,894,572

ELECTRIC UTILITIES — 0.1%
Duke Energy Corp. 0.71%, 4/3/2017 (a)	350,000	349,014
Electricite de France SA 0.75%, 1/20/2017 (a)(b)	30,000	29,986

		379,000

FOOD & STAPLES RETAILING — 0.2%
Kroger Co. 0.82%, 10/17/2016 (a)	800,000	799,524

FOOD PRODUCTS — 0.5%
ConAgra Foods, Inc. 0.66%, 7/21/2016 (a)	600,000	598,310
General Mills, Inc. 0.59%, 1/29/2016 (a)	700,000	699,612
Mondelez International, Inc. 0.82%, 2/1/2019 (a)	600,000	585,048

		1,882,970

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Becton Dickinson and Co. 0.79%, 6/15/2016 (a)	$500,000	$499,908
Medtronic, Inc. 1.14%, 3/15/2020 (a)	400,000	397,918

		897,826

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Roche Holdings, Inc.:
0.42%, 9/29/2017 (a)(b)	400,000	398,856
0.67%, 9/30/2019 (a)(b)	400,000	398,186
UnitedHealth Group, Inc. 0.74%, 1/17/2017 (a)	400,000	399,993

		1,197,035

HOUSEHOLD PRODUCTS — 0.4%
Kimberly-Clark Corp. 0.38%, 5/19/2016 (a)	400,000	399,876
Procter & Gamble Co.:
0.39%, 11/4/2016 (a)	500,000	500,074
0.57%, 11/1/2019 (a)	600,000	598,510

		1,498,460

INDUSTRIAL CONGLOMERATES — 0.1%
Tyco Electronics Group SA 0.49%, 1/29/2016 (a)	400,000	399,836

INSURANCE — 2.3%
Berkshire Hathaway Finance Corp.:
0.43%, 1/10/2017 (a)	500,000	499,868
0.43%, 8/14/2017 (a)	600,000	598,784
0.46%, 1/13/2017 (a)	600,000	599,987
0.59%, 1/12/2018 (a)	650,000	647,358
Jackson National Life Global Funding 0.54%, 7/29/2016 (a)(b)	400,000	399,882
Metropolitan Life Global Funding I:
0.46%, 6/23/2016 (a)(b)	800,000	799,714
0.49%, 7/14/2016 (a)(b)	600,000	600,082
0.66%, 4/10/2017 (a)(b)	1,700,000	1,699,721
0.82%, 7/15/2016 (a)(b)	200,000	200,540
New York Life Global Funding:
0.31%, 10/5/2015 (a)(b)	450,000	450,000
0.43%, 9/6/2016 (a)(b)	500,000	500,142
0.64%, 5/23/2016 (a)(b)	700,000	701,305
Principal Life Global Funding II 0.70%, 5/27/2016 (a)(b)	300,000	300,166
Prudential Financial, Inc. 1.10%, 8/15/2018 (a)	800,000	791,664

		8,789,213

INTERNET SOFTWARE & SERVICES — 0.5%
Alibaba Group Holding, Ltd. 0.85%, 11/28/2017 (a)(b)	600,000	596,400
eBay, Inc.:
0.49%, 7/28/2017 (a)	600,000	591,374
0.78%, 8/1/2019 (a)	600,000	580,240

		1,768,014

MEDIA — 0.4%
NBCUniversal Enterprise, Inc.:
0.83%, 4/15/2016 (a)(b)	584,000	584,643
0.97%, 4/15/2018 (a)(b)	1,169,000	1,167,885

		1,752,528

METALS & MINING — 0.8%
Anglo American Capital PLC 1.24%, 4/15/2016 (a)(b)	600,000	599,511
BHP Billiton Finance USA, Ltd. 0.58%, 9/30/2016 (a)	750,000	748,690
Glencore Funding LLC:
1.49%, 5/27/2016 (a)(b)	657,000	620,040
1.65%, 1/15/2019 (a)(b)	700,000	572,291
Rio Tinto Finance USA PLC 1.17%, 6/17/2016 (a)	578,000	578,377

		3,118,909

MULTI-NATIONAL — 2.6%
Inter-American Development Bank:
0.22%, 10/23/2015 (a)	2,350,000	2,349,948
0.23%, 6/12/2017 (a)	400,000	399,997
0.24%, 2/11/2016 (a)(c)	1,550,000	1,549,961
0.27%, 10/15/2015 (a)(c)	700,000	699,990
0.28%, 7/15/2020 (a)	1,000,000	996,830
0.28%, 10/15/2019 (a)	1,000,000	999,202
0.33%, 12/12/2016 (a)	528,000	528,253
0.33%, 1/15/2019 (a)	600,000	600,177
0.34%, 6/20/2018 (a)	490,000	490,712
0.37%, 9/12/2018 (a)	950,000	950,754
International Bank for Reconstruction & Development 0.33%, 9/30/2017 (a)	600,000	599,770

		10,165,594

OIL, GAS & CONSUMABLE FUELS — 5.5%
BP Capital Markets PLC:
0.63%, 11/6/2015 (a)	600,000	600,018
0.66%, 2/10/2017 (a)	400,000	398,844
0.73%, 11/7/2016 (a)	400,000	400,706
0.96%, 9/26/2018 (a)	1,245,000	1,236,070
Canadian Natural Resources, Ltd. 0.70%, 3/30/2016 (a)	500,000	498,898
Chevron Corp.:
0.41%, 11/9/2016 (a)(c)	500,000	499,779
0.43%, 2/22/2017 (a)	1,400,000	1,398,688
0.49%, 11/15/2017 (a)	750,000	747,715
0.50%, 3/2/2018 (a)	400,000	397,574
0.73%, 11/15/2019 (a)	750,000	747,793
CNPC General Capital, Ltd. 1.21%, 5/14/2017 (a)(b)	930,000	925,852
Devon Energy Corp.:
0.79%, 12/15/2015 (a)	600,000	599,435
0.88%, 12/15/2016 (a)	600,000	593,315
Enbridge, Inc.:
0.78%, 6/2/2017 (a)(c)	600,000	589,348
0.98%, 10/1/2016 (a)	350,000	348,285
Exxon Mobil Corp.:
0.37%, 3/1/2018 (a)	500,000	497,200
0.38%, 3/15/2017 (a)	800,000	798,921
0.49%, 3/15/2019 (a)	600,000	597,632
Petroleos Mexicanos 2.31%, 7/18/2018 (a)	450,000	445,937
Shell International Finance BV:
0.38%, 11/10/2015 (a)	1,000,000	1,000,083
0.53%, 11/15/2016 (a)	1,000,000	1,000,016
0.76%, 5/11/2020 (a)	500,000	493,472

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Sinopec Group Overseas Development 2014, Ltd.:
1.06%, 4/10/2017 (a)(b)	$1,400,000	$1,399,142
1.20%, 4/10/2019 (a)(b)	600,000	598,963
Statoil ASA:
0.51%, 11/9/2017 (a)	500,000	496,946
0.61%, 5/15/2018 (a)	669,000	663,279
0.77%, 11/8/2018 (a)	900,000	893,910
Total Capital Canada, Ltd. 0.67%, 1/15/2016 (a)	1,280,000	1,280,841
Total Capital International SA 0.88%, 8/10/2018 (a)	600,000	600,303
TransCanada PipeLines, Ltd. 1.01%, 6/30/2016 (a)	570,000	569,708

		21,318,673

PHARMACEUTICALS — 2.1%
AbbVie, Inc. 1.06%, 11/6/2015 (a)	750,000	750,220
Actavis Funding SCS:
1.42%, 3/12/2018 (a)	600,000	597,779
1.59%, 3/12/2020 (a)	600,000	594,433
Baxalta, Inc. 1.10%, 6/22/2018 (a)(b)	400,000	400,709
Bayer US Finance LLC:
0.53%, 10/7/2016 (a)(b)	400,000	399,196
0.56%, 10/6/2017 (a)(b)	400,000	398,013
Johnson & Johnson 0.40%, 11/28/2016 (a)	1,000,000	1,000,087
Merck & Co., Inc.:
0.44%, 2/10/2017 (a)	400,000	399,674
0.51%, 5/18/2016 (a)	364,000	364,199
0.68%, 5/18/2018 (a)	1,427,000	1,429,125
0.69%, 2/10/2020 (a)	600,000	595,225
Pfizer, Inc.:
0.47%, 5/15/2017 (a)(c)	600,000	599,545
0.64%, 6/15/2018 (a)	495,000	493,249

		8,021,454

ROAD & RAIL — 0.1%
Canadian National Railway Co. 0.50%, 11/6/2015 (a)	409,000	408,945

SOFTWARE — 0.8%
Oracle Corp.:
0.48%, 7/7/2017 (a)	1,335,000	1,334,057
0.79%, 10/8/2019 (a)(c)	500,000	497,835
0.87%, 1/15/2019 (a)	1,100,000	1,100,691

		2,932,583

SPECIALTY RETAIL — 0.3%
Home Depot, Inc. 0.71%, 9/15/2017 (a)	400,000	400,622
Walgreens Boots Alliance, Inc. 0.77%, 5/18/2016 (a)	600,000	599,636

		1,000,258

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.:
0.35%, 5/3/2016 (a)	1,211,000	1,211,018
0.37%, 5/5/2017 (a)	1,135,000	1,134,728
0.55%, 5/3/2018 (a)	2,139,000	2,140,003
0.56%, 2/7/2020 (a)	500,000	496,764
0.60%, 5/6/2019 (a)	1,050,000	1,048,799
0.61%, 5/6/2020 (a)	600,000	597,261
Hewlett Packard Enterprise Co. 2.07%, 10/5/2017	400,000	400,000
Hewlett-Packard Co. 1.23%, 1/14/2019 (a)	900,000	908,092
International Business Machines Corp.:
0.37%, 2/5/2016 (a)	1,000,000	999,969
0.49%, 2/6/2018 (a)	1,100,000	1,096,870
0.68%, 2/12/2019 (a)	400,000	397,848

		10,431,352

TOBACCO — 0.1%
BAT International Finance PLC 0.85%, 6/15/2018 (a)(b)	300,000	299,415

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telefonica Emisiones SAU 0.98%, 6/23/2017 (a)	230,000	229,172

TOTAL BONDS & NOTES —
(Cost $376,222,114)		375,590,595

FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
BANKS — 0.9%
Bank Nederlandse Gemeenten NV:
0.34%, 11/30/2015 (a)(b)	500,000	499,912
0.36%, 7/14/2017 (a)(b)	1,800,000	1,798,776
0.46%, 7/18/2016 (a)(b)	1,292,000	1,293,305

		3,591,993

COMPUTERS (NETWORKING) — 0.1%
Province of Quebec 0.56%, 9/4/2018 (a)	400,000	399,772

MULTI-NATIONAL — 0.4%
Asian Development Bank:
0.22%, 5/13/2016 (a)	500,000	499,937
0.35%, 2/28/2018 (a)	1,000,000	999,382

		1,499,319

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $5,491,339)		5,491,084

	Shares
SHORT TERM INVESTMENTS — 1.9%
MONEY MARKET FUNDS — 1.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,054,035	3,054,035
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	4,152,627	4,152,627

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $7,206,662)		7,206,662

TOTAL INVESTMENTS — 100.5% (h)
(Cost $388,920,115)		388,288,341
OTHER ASSETS & LIABILITIES — (0.5)%		(1,809,265)

NET ASSETS — 100.0%		$386,479,076

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

(a)	Variable rate security — Rate shown is rate in effect at September 30, 2015. Maturity date shown is the final maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 21.3% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the security was on loan at September 30, 2015.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BONDS & NOTES — 97.8%
ARGENTINA — 0.2%
YPF SA 8.75%, 4/4/2024 (a)	50,000	$44,190

BARBADOS — 0.4%
Columbus International, Inc. 7.38%, 3/30/2021 (a)	75,000	77,625

BERMUDA — 1.1%
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	218,440

BRAZIL — 5.1%
Banco BTG Pactual SA 4.00%, 1/16/2020 (a)	100,000	79,000
Banco do Brasil SA 3.88%, 10/10/2022	175,000	134,969
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	50,000	49,850
BRF SA 4.75%, 5/22/2024 (a)	100,000	94,500
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)	150,000	112,500
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)	100,000	99,000
Odebrecht Finance, Ltd. 7.50%, 9/29/2049 (a)	150,000	89,250
Odebrecht Offshore Drilling Finance, Ltd. 6.75%, 10/1/2023 (a)(b)	90,610	23,876
Samarco Mineracao SA 5.75%, 10/24/2023 (a)	100,000	84,750
Suzano Trading, Ltd. 5.88%, 1/23/2021 (a)	100,000	97,000
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)	150,000	80,437
Vale SA 5.63%, 9/11/2042	50,000	34,250

		979,382

BRITISH VIRGIN ISLANDS — 10.6%
China Cinda Finance 2014, Ltd. 5.63%, 5/14/2024 (a)	100,000	102,599
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023	350,000	327,824
4.25%, 5/9/2043	125,000	115,773
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	202,661
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)(b)	200,000	174,000
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	100,000	104,824
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (a)	100,000	95,227
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	50,000	50,702
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024 (a)	200,000	208,079
Sinopec Group Overseas Development 2015, Ltd. 2.50%, 4/28/2020 (a)	300,000	295,645
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023 (a)	100,000	98,256
State Grid Overseas Investment 2014, Ltd. 4.13%, 5/7/2024 (a)	50,000	52,657
Talent Yield Investments, Ltd. 4.50%, 4/25/2022 (a)	100,000	103,765
TSMC Global, Ltd. 1.63%, 4/3/2018 (a)	100,000	99,093

		2,031,105

CANADA — 0.9%
CNOOC Nexen Finance 2014 ULC 1.63%, 4/30/2017	50,000	49,907
Nexen Energy ULC 6.40%, 5/15/2037	50,000	58,807
Pacific Exploration and Production Corp.:
5.13%, 3/28/2023 (a)	100,000	34,500
5.38%, 1/26/2019 (a)(b)	100,000	37,000

		180,214

CAYMAN ISLANDS — 5.7%
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)(b)	100,000	82,000
Hutchison Whampoa International 11, Ltd. 4.63%, 1/13/2022 (a)	300,000	320,870
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	124,000
Petrobras Global Finance BV:
3.50%, 2/6/2017	100,000	89,000
5.38%, 1/27/2021 (b)	150,000	109,125
6.75%, 1/27/2041	150,000	97,875
Vale Overseas, Ltd.:
4.38%, 1/11/2022	125,000	110,242
6.88%, 11/21/2036	200,000	157,020

		1,090,132

CHILE — 4.6%
Banco Santander Chile 3.88%, 9/20/2022 (a)	50,000	49,816
Cencosud SA 4.88%, 1/20/2023 (a)	100,000	96,079
Colbun SA 4.50%, 7/10/2024 (a)	100,000	99,224
Corp Nacional del Cobre de Chile:
3.00%, 7/17/2022 (a)(b)	200,000	182,958
5.63%, 9/21/2035 (a)	125,000	122,568
Corpbanca SA 3.13%, 1/15/2018	100,000	99,611
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)	100,000	101,489
GNL Quintero SA 4.63%, 7/31/2029 (a)	125,000	122,889

		874,634

CHINA — 3.3%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019 (a)	100,000	98,139
3.13%, 11/28/2021 (a)	100,000	96,033
3.60%, 11/28/2024 (a)	75,000	70,062
4.50%, 11/28/2034 (a)	25,000	23,234
Baidu, Inc. 3.25%, 8/6/2018	100,000	101,930

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Country Garden Holdings Co., Ltd. 7.88%, 5/27/2019 (a)	125,000	$130,937
Tencent Holdings, Ltd. 3.38%, 5/2/2019 (a)	100,000	101,669

		622,004

COLOMBIA — 2.8%
Ecopetrol SA:
5.88%, 9/18/2023	50,000	48,125
7.38%, 9/18/2043	100,000	91,500
7.63%, 7/23/2019	100,000	109,720
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)	100,000	90,200
SUAM Finance BV 4.88%, 4/17/2024 (a)(b)	100,000	100,000
Transportadora de Gas Internacional SA ESP 5.70%, 3/20/2022 (a)	100,000	100,500

		540,045

HONG KONG — 0.8%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)(b)	100,000	88,000
Noble Group, Ltd. 6.75%, 1/29/2020 (a)	100,000	68,499

		156,499

INDIA — 2.6%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	206,562
Reliance Industries, Ltd. 4.88%, 2/10/2045 (a)	75,000	68,331
State Bank of India 3.62%, 4/17/2019 (a)	225,000	230,714

		505,607

INDONESIA — 1.7%
Pertamina Persero PT:
4.30%, 5/20/2023 (a)(b)	100,000	91,235
6.00%, 5/3/2042 (a)	100,000	82,736
6.45%, 5/30/2044 (a)	75,000	65,052
Perusahaan Gas Negara Persero Tbk PT 5.13%, 5/16/2024 (a)	100,000	94,370

		333,393

IRELAND — 2.9%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	100,000	105,000
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020 (a)(b)	100,000	94,120
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 5.55%, 10/28/2020 (a)	100,000	99,016
Mobile Telesystems OJSC via MTS International Funding, Ltd. 5.00%, 5/30/2023 (a)	100,000	89,750
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)	100,000	86,204
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)	100,000	84,830

		558,920

ISRAEL — 1.1%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)	100,000	105,375
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/2022	100,000	95,774

		201,149

IVORY COAST — 1.2%
Fibria Overseas Finance, Ltd. 5.25%, 5/12/2024	100,000	96,250
Saudi Electricity Global Sukuk Co. 3 5.50%, 4/8/2044 (a)	125,000	123,911

		220,161

JAMAICA — 1.0%
Digicel, Ltd. 6.00%, 4/15/2021 (a)	200,000	182,500

KAZAKHSTAN — 0.5%
KazMunayGas National Co. JSC 7.00%, 5/5/2020 (a)(b)	100,000	101,150

LUXEMBOURG — 6.6%
ALROSA Finance SA 7.75%, 11/3/2020 (a)	50,000	52,156
CSN Resources SA 6.50%, 7/21/2020 (a)	100,000	43,500
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	104,553
Gazprom Neft OAO Via GPN Capital SA 4.38%, 9/19/2022 (a)	100,000	86,270
Gazprom OAO Via Gaz Capital SA:
6.51%, 3/7/2022 (a)	100,000	98,875
7.29%, 8/16/2037 (a)	100,000	95,625
9.25%, 4/23/2019 (a)	200,000	220,750
Russian Agricultural Bank OJSC Via RSHB Capital SA 5.10%, 7/25/2018 (a)	150,000	146,250
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (a)	100,000	101,608
Severstal OAO Via Steel Capital SA 6.70%, 10/25/2017 (a)	100,000	104,750
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)(b)	200,000	204,900

		1,259,237

MALAYSIA — 1.7%
Petronas Capital, Ltd.:
3.50%, 3/18/2025 (a)	75,000	71,412
4.50%, 3/18/2045 (a)	75,000	69,319
5.25%, 8/12/2019 (a)	175,000	190,818

		331,549

MAURITIUS — 0.5%
MTN Mauritius Investments, Ltd. 4.76%, 11/11/2024 (a)	100,000	99,562

MEXICO — 10.8%
Alfa SAB de CV:
5.25%, 3/25/2024 (a)(b)	50,000	51,000
6.88%, 3/25/2044 (a)	25,000	24,250
America Movil SAB de CV:
4.38%, 7/16/2042	50,000	44,869
5.00%, 3/30/2020	100,000	109,230
6.13%, 3/30/2040	125,000	137,380

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Banco Inbursa SA Institucion de Banca Multiple 4.13%, 6/6/2024 (a)	50,000	$48,300
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/9/2022 (a)	100,000	98,740
BBVA Bancomer SA 4.38%, 4/10/2024 (a)	50,000	50,250
Cemex SAB de CV 5.70%, 1/11/2025 (a)(b)	250,000	223,750
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	50,000	51,625
Comision Federal de Electricidad:
4.88%, 1/15/2024 (a)	50,000	50,630
5.75%, 2/14/2042 (a)	50,000	45,250
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	50,000	44,757
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)(b)	100,000	103,350
Grupo Televisa SAB 6.63%, 3/18/2025	100,000	117,950
Petroleos Mexicanos:
3.50%, 7/23/2020 (a)	175,000	169,829
3.50%, 1/30/2023	50,000	45,000
4.25%, 1/15/2025 (a)	75,000	68,625
4.50%, 1/23/2026 (a)	100,000	92,190
5.50%, 1/21/2021	100,000	105,145
5.50%, 6/27/2044 (a)	75,000	60,187
5.63%, 1/23/2046 (a)	25,000	20,346
6.50%, 6/2/2041	335,000	308,133

		2,070,786

MOROCCO — 0.5%
OCP SA 5.63%, 4/25/2024 (a)	100,000	102,004

NETHERLANDS — 8.5%
Bharti Airtel International Netherlands BV 5.13%, 3/11/2023 (a)	100,000	105,448
CIMPOR Financial Operations BV 5.75%, 7/17/2024 (a)	100,000	67,100
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)(b)	50,000	39,060
KazMunaiGaz Finance Sub BV 6.38%, 4/9/2021 (a)	200,000	195,750
Lukoil International Finance BV:
6.13%, 11/9/2020 (a)	100,000	100,631
7.25%, 11/5/2019 (a)	100,000	105,530
Majapahit Holding BV 7.75%, 1/20/2020 (a)	150,000	166,875
Myriad International Holdings BV 6.00%, 7/18/2020 (a)	100,000	106,916
Petrobras Global Finance BV:
3.25%, 3/17/2017	150,000	132,375
4.38%, 5/20/2023 (b)	200,000	130,500
4.88%, 3/17/2020	200,000	145,000
5.63%, 5/20/2043 (b)	50,000	30,625
6.85%, 6/5/2049	50,000	31,875
7.25%, 3/17/2044	50,000	33,160
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)	200,000	200,500
VTR Finance BV 6.88%, 1/15/2024 (a)	50,000	45,375

		1,636,720

PERU — 1.1%
Banco de Credito del Peru 4.25%, 4/1/2023 (a)	54,000	52,110
Banco Internacional del Peru 5.75%, 10/7/2020 (a)	100,000	107,250
BBVA Banco Continental SA 3.25%, 4/8/2018 (a)	50,000	50,438

		209,798

QATAR — 0.6%
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.30%, 9/30/2020 (a)	105,020	112,214

SOUTH AFRICA — 1.6%
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022	150,000	128,062
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a)(b)	100,000	93,925
Transnet SOC, Ltd. 4.00%, 7/26/2022 (a)(b)	100,000	92,375

		314,362

SOUTH KOREA — 5.0%
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	100,000	103,077
Korea Gas Corp. 2.88%, 7/29/2018 (a)	125,000	127,907
Korea Hydro & Nuclear Power Co., Ltd. 2.88%, 10/2/2018 (a)	150,000	153,435
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	150,000	153,375
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	100,000	102,170
NongHyup Bank 2.25%, 9/19/2017 (a)	100,000	100,782
POSCO 4.25%, 10/28/2020 (a)	100,000	107,180
Woori Bank Co., Ltd. 2.88%, 10/2/2018 (a)	100,000	102,155

		950,081

THAILAND — 1.1%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	101,980
PTT Exploration & Production PCL 3.71%, 9/16/2018 (a)	100,000	103,114

		205,094

TRINIDAD AND TOBAGO — 0.4%
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 8/14/2019 (a)	75,000	81,000

TURKEY — 3.1%
Akbank TAS 4.00%, 1/24/2020 (a)	125,000	117,641
Turkiye Garanti Bankasi AS 5.25%, 9/13/2022 (a)	100,000	96,041
Turkiye Halk Bankasi AS 3.88%, 2/5/2020 (a)	100,000	92,520

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Turkiye Is Bankasi 5.50%, 4/21/2019 (a)	100,000	$100,350
Turkiye Vakiflar Bankasi Tao 5.00%, 10/31/2018 (a)	100,000	99,000
Yapi ve Kredi Bankasi AS 4.00%, 1/22/2020 (a)	100,000	93,751

		599,303

UNITED ARAB EMIRATES — 3.0%
Abu Dhabi National Energy Co. PJSC 5.88%, 12/13/2021 (a)	250,000	283,095
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	52,530	56,296
DP World, Ltd. 6.85%, 7/2/2037 (a)	100,000	105,750
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	100,000	120,604

		565,745

UNITED KINGDOM — 1.1%
Sasol Financing International PLC 4.50%, 11/14/2022	100,000	98,000
Vedanta Resources PLC:
6.00%, 1/31/2019 (a)	50,000	36,242
8.25%, 6/7/2021 (a)(b)	100,000	70,042

		204,284

UNITED STATES — 3.8%
Hyundai Capital America 2.13%, 10/2/2017 (a)	125,000	125,433
JBS USA LLC/JBS USA Finance, Inc.:
5.88%, 7/15/2024 (a)	100,000	93,750
7.25%, 6/1/2021 (a)	75,000	77,812
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	150,000	160,582
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/2024 (a)(b)	125,000	80,000
Southern Copper Corp.:
5.25%, 11/8/2042	50,000	37,825
6.75%, 4/16/2040	100,000	88,763
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	50,000	57,207

		721,372

VENEZUELA — 1.9%
Petroleos de Venezuela SA:
6.00%, 5/16/2024 (a)	250,000	80,625
6.00%, 11/15/2026 (a)	100,000	31,995
8.50%, 11/2/2017 (a)	200,000	133,500
9.00%, 11/17/2021 (a)	100,000	35,750
12.75%, 2/17/2022 (a)	200,000	88,100

		369,970

TOTAL BONDS & NOTES —
(Cost $20,757,087)		18,750,231

	Shares
SHORT TERM INVESTMENTS — 7.3%
MONEY MARKET FUNDS — 7.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,264,010	1,264,010
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)(e)	136,336	136,336

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $1,400,346)		1,400,346

TOTAL INVESTMENTS — 105.1% (g)
(Cost $22,157,433)		20,150,577
OTHER ASSETS & LIABILITIES — (5.1)%		(969,508)

NET ASSETS — 100.0%		$19,181,069

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 77.3% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
ULC = Unlimited Liability Corporation

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 1.1%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)(b)	$50,000	$56,812
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	50,000	47,375
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021	50,000	52,375
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	26,160
5.20%, 10/15/2019	25,000	26,581
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)	100,000	106,752
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	24,949
4.75%, 6/1/2043	25,000	25,793
Textron, Inc. 3.88%, 3/1/2025	50,000	50,136

		416,933

AIR FREIGHT & LOGISTICS — 0.5%
FedEx Corp.:
3.90%, 2/1/2035	50,000	45,968
4.90%, 1/15/2034	50,000	52,073
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.88%, 7/17/2018 (a)	75,000	76,025

		174,066

AIRLINES — 0.1%
Southwest Airlines Co. 5.75%, 12/15/2016	50,000	52,684

AUTO COMPONENTS — 1.2%
Dana Holding Corp.:
5.38%, 9/15/2021	50,000	49,250
5.50%, 12/15/2024	25,000	24,063
Delphi Corp. 5.00%, 2/15/2023	50,000	51,750
Goodyear Tire & Rubber Co. 6.50%, 3/1/2021	100,000	104,750
Johnson Controls, Inc.:
4.63%, 7/2/2044	25,000	22,942
5.50%, 1/15/2016	50,000	50,675
Tenneco, Inc. 6.88%, 12/15/2020	25,000	25,906
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	150,000	137,437

		466,773

AUTOMOBILES — 0.6%
Ford Motor Co.:
4.75%, 1/15/2043	50,000	46,903
7.45%, 7/16/2031	50,000	62,111
General Motors Co. 4.88%, 10/2/2023	50,000	50,709
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	75,000	73,687

		233,410

BANKS — 3.8%
Barclays Bank PLC 6.05%, 12/4/2017 (a)	100,000	108,145
BBVA US Senior SAU 4.66%, 10/9/2015	25,000	25,014
CIT Group, Inc.:
4.25%, 8/15/2017	100,000	101,250
5.00%, 8/15/2022	75,000	74,906
5.25%, 3/15/2018	100,000	102,750
Credit Suisse of New York, NY 5.40%, 1/14/2020	50,000	55,426
Discover Bank/Greenwood DE 2.00%, 2/21/2018	25,000	24,852
Eksportfinans ASA 5.50%, 5/25/2016	75,000	76,537
First Horizon National Corp. 5.38%, 12/15/2015	50,000	50,430
Intesa Sanpaolo SpA:
3.88%, 1/16/2018	50,000	51,507
6.50%, 2/24/2021 (a)	100,000	115,497
KeyCorp 5.10%, 3/24/2021	50,000	55,324
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)	75,000	86,505
Regions Financial Corp. 7.38%, 12/10/2037	25,000	31,598
Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023	100,000	106,467
6.13%, 12/15/2022	200,000	216,441
Royal Bank of Scotland PLC 1.88%, 3/31/2017	50,000	49,877
SunTrust Banks, Inc. 6.00%, 9/11/2017	50,000	54,057
Synovus Financial Corp. 7.88%, 2/15/2019	50,000	55,500

		1,442,083

BEVERAGES — 0.8%
Beam Suntory, Inc. 5.38%, 1/15/2016	50,000	50,603
Constellation Brands, Inc.:
3.88%, 11/15/2019 (b)	100,000	102,000
6.00%, 5/1/2022	50,000	54,625
Dr. Pepper Snapple Group, Inc. 6.82%, 5/1/2018	25,000	28,069
Molson Coors Brewing Co. 3.50%, 5/1/2022	25,000	24,845
Pernod-Ricard SA:
2.95%, 1/15/2017 (a)	25,000	25,418
5.50%, 1/15/2042 (a)	25,000	26,771

		312,331

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.20%, 5/22/2019	50,000	50,207
2.30%, 6/15/2016	50,000	50,459
3.63%, 5/15/2022	50,000	51,068
6.40%, 2/1/2039	100,000	118,618
Celgene Corp.:
3.25%, 8/15/2022	50,000	50,079
4.63%, 5/15/2044	25,000	23,719
Life Technologies Corp. 6.00%, 3/1/2020	25,000	28,549

		372,699

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BUILDING PRODUCTS — 1.0%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	$50,000	$53,250
Hanson PLC 6.13%, 8/15/2016	50,000	51,410
Lafarge SA 7.13%, 7/15/2036	50,000	59,758
Louisiana-Pacific Corp. 7.50%, 6/1/2020	25,000	25,937
Masco Corp. 5.95%, 3/15/2022	100,000	109,125
Owens Corning 4.20%, 12/15/2022	50,000	50,656
USG Corp. 5.88%, 11/1/2021 (a)	25,000	25,938

		376,074

CAPITAL MARKETS — 1.1%
E*TRADE Financial Corp. 5.38%, 11/15/2022	50,000	53,000
Eksportfinans ASA 2.38%, 5/25/2016	50,000	50,070
Goldman Sachs Group, Inc.:
5.63%, 1/15/2017	50,000	52,512
6.75%, 10/1/2037	75,000	89,469
Jefferies Group LLC:
5.13%, 1/20/2023	25,000	25,049
6.50%, 1/20/2043	25,000	23,734
Morgan Stanley:
3.95%, 4/23/2027	50,000	48,154
4.88%, 11/1/2022	50,000	53,271

		395,259

CHEMICALS — 1.9%
Agrium, Inc. 4.90%, 6/1/2043	25,000	24,395
Albemarle Corp. 4.15%, 12/1/2024	25,000	25,079
Ashland, Inc. 4.75%, 8/15/2022	25,000	23,406
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	47,125
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	23,795
4.95%, 6/1/2043	25,000	22,958
Dow Chemical Co.:
4.25%, 11/15/2020	25,000	26,801
4.38%, 11/15/2042	25,000	21,814
Eagle Spinco, Inc. 4.63%, 2/15/2021	50,000	42,314
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	49,954
3.60%, 8/15/2022	25,000	25,151
Ecolab, Inc. 3.00%, 12/8/2016	50,000	50,961
LYB International Finance BV 5.25%, 7/15/2043	50,000	49,763
LyondellBasell Industries NV 5.00%, 4/15/2019	50,000	53,910
Mosaic Co. 5.63%, 11/15/2043	25,000	26,339
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	50,000	48,438
PolyOne Corp. 7.38%, 9/15/2020	25,000	25,875
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	25,000	25,877
Rohm & Haas Co. 7.85%, 7/15/2029	25,000	32,890
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	27,852
WR Grace & Co. 5.13%, 10/1/2021 (a)	50,000	49,375

		724,072

COMMERCIAL SERVICES & SUPPLIES — 1.8%
ACCO Brands Corp. 6.75%, 4/30/2020 (b)	25,000	26,000
ADT Corp.:
3.50%, 7/15/2022	75,000	66,375
4.13%, 4/15/2019 (b)	75,000	75,375
4.88%, 7/15/2042	50,000	36,000
Clean Harbors, Inc. 5.25%, 8/1/2020	50,000	50,500
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	25,003
7.00%, 10/15/2037 (a)	50,000	62,177
Iron Mountain, Inc. 6.00%, 8/15/2023	25,000	25,000
Moody’s Corp. 2.75%, 7/15/2019	50,000	50,858
Pitney Bowes, Inc. 4.63%, 3/15/2024	50,000	50,394
RR Donnelley & Sons Co. 6.50%, 11/15/2023	75,000	70,500
United Rentals North America, Inc. 4.63%, 7/15/2023	100,000	96,875
Western Union Co. 2.88%, 12/10/2017	50,000	51,071

		686,128

CONSTRUCTION & ENGINEERING — 0.1%
AECOM 5.75%, 10/15/2022 (a)	50,000	50,281

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	57,250

CONSUMER FINANCE — 0.3%
Discover Financial Services 3.95%, 11/6/2024	50,000	49,208
Navient Corp. 6.13%, 3/25/2024	75,000	60,000

		109,208

CONTAINERS & PACKAGING — 1.1%
Ball Corp. 5.00%, 3/15/2022	75,000	75,187
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	50,000	51,813
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	50,000	49,000

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Graphic Packaging International, Inc. 4.88%, 11/15/2022	$50,000	$49,875
Packaging Corp. of America 4.50%, 11/1/2023	50,000	52,211
Rock-Tenn Co. 4.90%, 3/1/2022	50,000	54,255
Sealed Air Corp. 6.50%, 12/1/2020 (a)	66,000	72,270

		404,611

DISTRIBUTORS — 0.1%
Glencore Funding LLC 4.13%, 5/30/2023 (a)(b)	50,000	39,344

DIVERSIFIED CONSUMER SERVICES — 0.1%
Service Corp. International 5.38%, 1/15/2022	25,000	25,750

DIVERSIFIED FINANCIAL SERVICES — 8.7%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 3.75%, 5/15/2019	50,000	49,125
Air Lease Corp. 5.63%, 4/1/2017	50,000	52,188
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	25,063
6.25%, 12/1/2019	60,000	64,350
Ally Financial, Inc.:
2.75%, 1/30/2017	100,000	99,239
3.50%, 1/27/2019	5,000	4,923
3.60%, 5/21/2018	150,000	148,312
5.13%, 9/30/2024 (b)	100,000	98,750
5.50%, 2/15/2017	100,000	102,500
8.00%, 11/1/2031	150,000	173,766
Bank of America Corp.:
4.20%, 8/26/2024	100,000	99,928
4.25%, 10/22/2026	75,000	74,146
Capital One Financial Corp. 3.75%, 4/24/2024	50,000	49,655
Capital One NA 1.65%, 2/5/2018	150,000	148,514
Citigroup, Inc.:
4.30%, 11/20/2026	100,000	99,029
5.30%, 5/6/2044	25,000	26,013
5.50%, 9/13/2025	25,000	27,192
6.13%, 8/25/2036	50,000	57,320
CNH Industrial Capital LLC 3.88%, 11/1/2015	29,000	28,928
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	24,625
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (a)	150,000	155,925
Ford Motor Credit Co. LLC 4.25%, 2/3/2017	100,000	103,335
FS Investment Corp. 4.00%, 7/15/2019	50,000	50,673
General Motors Financial Co., Inc.:
4.38%, 9/25/2021	75,000	76,574
4.75%, 8/15/2017	50,000	51,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	50,000	50,156
4.88%, 3/15/2019	25,000	25,038
5.88%, 2/1/2022	75,000	75,469
6.00%, 8/1/2020	50,000	51,375
International Lease Finance Corp.:
3.88%, 4/15/2018	100,000	99,750
4.63%, 4/15/2021	50,000	50,250
5.88%, 4/1/2019	50,000	52,575
5.88%, 8/15/2022	125,000	133,125
7.13%, 9/1/2018 (a)	50,000	54,995
8.75%, 3/15/2017	50,000	53,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	46,750
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	58,560
Nasdaq, Inc. 5.25%, 1/16/2018	25,000	26,907
Navient Corp.:
6.00%, 1/25/2017 (b)	200,000	201,000
6.25%, 1/25/2016	84,000	84,738
8.00%, 3/25/2020	200,000	191,500
Nomura Holdings, Inc. 6.70%, 3/4/2020	50,000	58,834
NRG Yield Operating LLC 5.38%, 8/15/2024	50,000	43,875
Synchrony Financial 4.25%, 8/15/2024	25,000	24,907

		3,275,527

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.4%
AT&T, Inc.:
2.38%, 11/27/2018	200,000	202,125
3.40%, 5/15/2025	150,000	143,174
3.90%, 3/11/2024	100,000	101,694
4.50%, 5/15/2035	25,000	22,870
5.55%, 8/15/2041	100,000	101,476
British Telecommunications PLC 9.63%, 12/15/2030	50,000	74,559
CenturyLink, Inc.:
5.63%, 4/1/2020 (b)	100,000	93,062
5.80%, 3/15/2022	50,000	42,750
7.65%, 3/15/2042	100,000	76,500
Frontier Communications Corp.:
6.88%, 1/15/2025	50,000	39,500
7.63%, 4/15/2024	50,000	41,750
8.25%, 4/15/2017 (b)	50,000	52,812
8.50%, 4/15/2020	125,000	121,562
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	100,000	97,250
Koninklijke KPN NV 7.00%, 3/28/2073 (a)	50,000	51,282
Motorola Solutions, Inc. 4.00%, 9/1/2024 (b)	50,000	45,120
Qwest Corp. 6.50%, 6/1/2017	50,000	53,385
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	50,000	52,438
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	100,000	96,840
Sprint Communications, Inc. 7.00%, 3/1/2020 (a)(b)	125,000	125,000

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

T-Mobile USA, Inc.:
6.50%, 1/15/2024 (b)	$50,000	$48,469
6.63%, 11/15/2020	100,000	101,625
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	67,500	71,128
Verizon Communications, Inc.:
2.50%, 9/15/2016	69,000	69,948
4.27%, 1/15/2036	57,000	51,693
4.50%, 9/15/2020	50,000	54,164
4.52%, 9/15/2048	59,000	51,848
4.67%, 3/15/2055	116,000	99,888
4.86%, 8/21/2046	50,000	46,886
5.01%, 8/21/2054	50,000	45,507
5.05%, 3/15/2034	75,000	74,827
5.15%, 9/15/2023	150,000	165,703
6.40%, 9/15/2033	54,000	61,862
6.55%, 9/15/2043	63,000	74,431
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)	45,000	45,281
Windstream Services LLC 7.75%, 10/1/2021	100,000	77,500

		2,775,909

ELECTRIC UTILITIES — 4.4%
AEP Texas Central Co. 6.65%, 2/15/2033	50,000	61,919
AES Corp.:
4.88%, 5/15/2023	50,000	43,875
5.50%, 3/15/2024	50,000	44,325
7.38%, 7/1/2021	50,000	51,875
Calpine Corp. 7.88%, 1/15/2023 (a)	72,000	76,860
Dominion Resources, Inc.:
1.40%, 9/15/2017	50,000	49,821
1.95%, 8/15/2016	25,000	25,169
DPL, Inc. 7.25%, 10/15/2021	50,000	49,750
Duke Energy Corp.:
2.10%, 6/15/2018	25,000	25,293
3.75%, 4/15/2024	25,000	25,738
EDP Finance BV 4.13%, 1/15/2020 (a)	50,000	50,681
Enel Finance International NV 6.00%, 10/7/2039 (a)	50,000	56,731
Entergy Texas, Inc. 5.15%, 6/1/2045	25,000	25,063
Eversource Energy 1.45%, 5/1/2018	50,000	49,602
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	49,995
6.20%, 10/1/2017	50,000	54,230
FirstEnergy Corp.:
2.75%, 3/15/2018	50,000	50,137
4.25%, 3/15/2023	75,000	75,392
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	50,000	51,077
Kansas City Power & Light Co. 3.15%, 3/15/2023	25,000	24,824
NextEra Energy Capital Holdings, Inc. 1.59%, 6/1/2017	50,000	50,017
Nisource Finance Corp. 5.65%, 2/1/2045	50,000	56,858
NV Energy, Inc. 6.25%, 11/15/2020	25,000	29,144
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	50,000	51,550
4.45%, 4/15/2042	75,000	75,674
5.80%, 3/1/2037	25,000	29,712
PPL Capital Funding, Inc.:
3.40%, 6/1/2023	50,000	50,075
4.20%, 6/15/2022 (b)	40,000	42,048
Progress Energy, Inc. 7.75%, 3/1/2031	25,000	33,811
PSEG Power LLC 5.32%, 9/15/2016	50,000	51,867
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	28,089
Southwestern Electric Power Co. 5.55%, 1/15/2017	50,000	52,602
Talen Energy Supply LLC 4.60%, 12/15/2021	100,000	83,050
Toledo Edison Co. 6.15%, 5/15/2037	50,000	57,782
Xcel Energy, Inc. 4.80%, 9/15/2041	25,000	25,835

		1,660,471

ELECTRICAL EQUIPMENT — 0.3%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	25,274
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	48,625
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	49,843

		123,742

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. 2.55%, 1/30/2019	50,000	50,523
Anixter, Inc. 5.13%, 10/1/2021	50,000	49,625
Flextronics International, Ltd. 5.00%, 2/15/2023	50,000	50,000
Rexel SA 5.25%, 6/15/2020 (a)	50,000	51,121

		201,269

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp. 1.40%, 6/15/2017	50,000	49,669
Nabors Industries, Inc. 4.63%, 9/15/2021	50,000	45,386
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	50,000	34,760
6.50%, 8/1/2036	25,000	19,005

		148,820

ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc. 3.55%, 6/1/2022	75,000	76,891
Waste Management, Inc. 3.50%, 5/15/2024	50,000	50,723

		127,614

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

FOOD & STAPLES RETAILING — 1.0%
CVS Health Corp.:
2.25%, 12/5/2018	$150,000	$152,180
2.75%, 12/1/2022	25,000	24,589
5.30%, 12/5/2043	50,000	55,167
5.75%, 6/1/2017	50,000	53,663
Kroger Co.:
3.90%, 10/1/2015	50,000	50,000
5.15%, 8/1/2043	25,000	26,401

		362,000

FOOD PRODUCTS — 2.1%
Bunge, Ltd. 8.50%, 6/15/2019	25,000	29,868
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	25,000	22,750
Campbell Soup Co. 4.25%, 4/15/2021	25,000	27,270
ConAgra Foods, Inc.:
1.90%, 1/25/2018	50,000	49,671
3.20%, 1/25/2023	25,000	23,987
4.65%, 1/25/2043	25,000	22,762
Darling Ingredients, Inc. 5.38%, 1/15/2022 (b)	25,000	24,500
General Mills, Inc. 5.40%, 6/15/2040	50,000	55,939
HRG Group, Inc. 7.88%, 7/15/2019	50,000	51,875
JM Smucker Co. 4.25%, 3/15/2035 (a)	50,000	48,188
Kellogg Co. 7.45%, 4/1/2031	50,000	64,704
Kraft Foods Group, Inc.:
3.50%, 6/6/2022	25,000	25,506
5.00%, 6/4/2042	25,000	25,642
6.13%, 8/23/2018	25,000	27,887
Kraft Heinz Foods Co. 4.88%, 2/15/2025 (a)	60,000	64,032
Mondelez International, Inc. 6.50%, 2/9/2040	25,000	30,615
Smithfield Foods, Inc. 6.63%, 8/15/2022	100,000	105,375
Tyson Foods, Inc. 2.65%, 8/15/2019	50,000	50,377
Wm Wrigley Jr Co. 2.40%, 10/21/2018 (a)	25,000	25,440

		776,388

GAS UTILITIES — 0.1%
AGL Capital Corp. 4.40%, 6/1/2043	25,000	24,327
National Fuel Gas Co. 4.90%, 12/1/2021	25,000	26,293

		50,620

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Becton Dickinson and Co. 3.13%, 11/8/2021	100,000	100,686
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (a)	200,000	199,500
Zimmer Biomet Holdings, Inc. 4.25%, 8/15/2035	50,000	46,802

		346,988

HEALTH CARE PROVIDERS & SERVICES — 4.0%
AmerisourceBergen Corp. 1.15%, 5/15/2017	25,000	24,902
Anthem, Inc.:
2.25%, 8/15/2019	25,000	24,888
3.13%, 5/15/2022	25,000	24,745
3.50%, 8/15/2024	50,000	49,495
4.65%, 1/15/2043	50,000	49,034
4.65%, 8/15/2044	25,000	24,165
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	24,907
Centene Corp. 4.75%, 5/15/2022	25,000	24,875
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	50,000	51,125
5.13%, 8/1/2021	50,000	50,875
Express Scripts Holding Co. 2.65%, 2/15/2017	50,000	50,823
Fresenius Medical Care US Finance II, Inc.:
4.13%, 10/15/2020 (a)	50,000	49,875
5.63%, 7/31/2019 (a)	50,000	53,375
5.88%, 1/31/2022 (a)	50,000	53,625
HCA, Inc.:
3.75%, 3/15/2019	50,000	49,875
4.75%, 5/1/2023	75,000	75,262
5.00%, 3/15/2024	50,000	50,125
5.25%, 4/15/2025	75,000	76,594
6.50%, 2/15/2020	100,000	109,000
HealthSouth Corp. 5.75%, 11/1/2024	50,000	49,375
Humana, Inc.:
2.63%, 10/1/2019	25,000	25,322
4.63%, 12/1/2042	25,000	24,030
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	50,766
LifePoint Hospitals, Inc. 5.50%, 12/1/2021	50,000	50,500
McKesson Corp. 4.88%, 3/15/2044	25,000	25,432
Omnicare, Inc. 5.00%, 12/1/2024	25,000	27,125
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	27,143
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	48,750
4.75%, 6/1/2020	75,000	75,750
6.00%, 10/1/2020	75,000	79,125
Universal Health Services, Inc. 3.75%, 8/1/2019 (a)	50,000	50,625
WellCare Health Plans, Inc. 5.75%, 11/15/2020	50,000	52,000

		1,503,508

HOTELS, RESTAURANTS & LEISURE — 1.2%
Choice Hotels International, Inc. 5.75%, 7/1/2022	25,000	26,687

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

International Game Technology PLC 6.25%, 2/15/2022 (a)	$150,000	$139,500
Marriott International, Inc. 3.38%, 10/15/2020	25,000	25,915
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	50,000	49,250
Starwood Hotels & Resorts Worldwide, Inc. 3.75%, 3/15/2025	25,000	24,493
Wyndham Worldwide Corp. 2.50%, 3/1/2018	50,000	50,069
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022 (b)	100,000	92,125
Yum! Brands, Inc. 3.88%, 11/1/2020	50,000	52,355

		460,394

HOUSEHOLD DURABLES — 1.4%
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	50,312
4.75%, 2/15/2023	50,000	50,250
Lennar Corp.:
4.50%, 11/15/2019 (b)	100,000	100,850
4.75%, 12/15/2017	25,000	25,672
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	25,250
Newell Rubbermaid, Inc.:
2.88%, 12/1/2019	25,000	25,220
4.00%, 12/1/2024	50,000	50,830
PulteGroup, Inc. 6.38%, 5/15/2033	50,000	51,375
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	52,750
6.75%, 11/1/2019	50,000	56,750
Whirlpool Corp. 4.00%, 3/1/2024	25,000	25,646

		514,905

HOUSEHOLD PRODUCTS — 0.1%
Clorox Co. 3.50%, 12/15/2024	25,000	25,076

INDUSTRIAL CONGLOMERATES — 0.3%
Pentair Finance SA 3.15%, 9/15/2022	50,000	47,272
SPX FLOW, Inc. 6.88%, 9/1/2017	50,000	52,500

		99,772

INSURANCE — 3.2%
Allstate Corp. 5.75%, 8/15/2053	50,000	51,768
American International Group, Inc.:
4.13%, 2/15/2024	50,000	52,529
6.25%, 5/1/2036	50,000	60,500
Aon Corp. 3.13%, 5/27/2016	50,000	50,708
Aon PLC 4.45%, 5/24/2043	25,000	23,809
AXA SA 8.60%, 12/15/2030	50,000	67,844
CNA Financial Corp. 3.95%, 5/15/2024	25,000	25,168
Genworth Financial, Inc.:
7.20%, 2/15/2021	50,000	50,000
7.70%, 6/15/2020 (b)	50,000	50,500
Genworth Holdings, Inc. 4.80%, 2/15/2024	25,000	18,750
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	24,073
5.13%, 4/15/2022	25,000	27,724
5.38%, 3/15/2017	50,000	52,878
Liberty Mutual Group, Inc.:
4.85%, 8/1/2044 (a)	50,000	48,617
4.95%, 5/1/2022 (a)	75,000	81,089
Lincoln National Corp. 6.15%, 4/7/2036	50,000	58,865
MetLife, Inc. 6.40%, 12/15/2066	50,000	54,500
Nationwide Financial Services, Inc., Series S 5.38%, 3/25/2021 (a)	25,000	27,890
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	56,451
Principal Financial Group, Inc. 3.30%, 9/15/2022	50,000	50,083
Prudential Financial, Inc. 5.20%, 3/15/2044	50,000	49,109
Voya Financial, Inc. 5.50%, 7/15/2022	50,000	56,949
WR Berkley Corp. 4.63%, 3/15/2022	50,000	53,081
XLIT, Ltd. 5.75%, 10/1/2021	50,000	57,120
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (a)	75,000	62,203

		1,212,208

INTERNET SOFTWARE & SERVICES — 0.8%
eBay, Inc. 2.88%, 8/1/2021	100,000	97,502
Equinix, Inc.:
4.88%, 4/1/2020 (b)	50,000	50,875
5.38%, 4/1/2023	50,000	48,905
IAC/InterActiveCorp. 4.88%, 11/30/2018	50,000	51,375
VeriSign, Inc. 4.63%, 5/1/2023	50,000	48,625

		297,282

IT SERVICES — 0.4%
Fiserv, Inc. 3.50%, 10/1/2022	25,000	25,324
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	49,739
Xerox Corp.:
4.50%, 5/15/2021	50,000	51,956
6.35%, 5/15/2018	25,000	27,597

		154,616

LEISURE PRODUCTS — 0.2%
Mattel, Inc. 2.35%, 5/6/2019	25,000	24,984

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	$50,000	$52,250

		77,234

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016	25,000	25,232
3.60%, 8/15/2021	25,000	25,696
5.30%, 2/1/2044	50,000	52,608

		103,536

MACHINERY — 0.9%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	48,625
Case New Holland, Inc. 7.88%, 12/1/2017	100,000	105,500
Eaton Corp.:
1.50%, 11/2/2017	25,000	24,972
2.75%, 11/2/2022	25,000	24,331
4.00%, 11/2/2032	25,000	24,008
Harsco Corp. 2.70%, 10/15/2015	25,000	24,987
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 1/15/2019	25,000	25,418
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024	50,000	49,095

		326,936

MEDIA — 7.5%
21st Century Fox America, Inc.:
4.50%, 2/15/2021	50,000	54,054
5.40%, 10/1/2043	50,000	52,969
6.20%, 12/15/2034	25,000	28,571
6.40%, 12/15/2035	50,000	58,043
AMC Networks, Inc. 7.75%, 7/15/2021	50,000	52,880
CBS Corp.:
2.30%, 8/15/2019	50,000	49,595
3.38%, 3/1/2022	50,000	49,687
CC Holdings GS V LLC 3.85%, 4/15/2023	25,000	24,912
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/2023	150,000	138,375
5.13%, 5/1/2023 (a)	100,000	92,190
7.00%, 1/15/2019	64,000	65,280
COX Communications, Inc. 3.25%, 12/15/2022 (a)	75,000	71,253
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	50,000	44,316
CSC Holdings LLC 6.75%, 11/15/2021	100,000	89,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
Series WI 3.80%, 3/15/2022	100,000	100,652
6.00%, 8/15/2040	50,000	51,424
Discovery Communications LLC 4.88%, 4/1/2043	25,000	21,564
DISH DBS Corp.:
4.25%, 4/1/2018	200,000	194,250
5.13%, 5/1/2020	75,000	70,312
5.88%, 7/15/2022 (b)	100,000	88,500
5.88%, 11/15/2024	100,000	84,937
GLP Capital LP/GLP Financing II, Inc. 4.88%, 11/1/2020	50,000	50,625
Historic TW, Inc. 6.63%, 5/15/2029	25,000	30,562
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021	25,000	27,313
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	100,000	100,250
5.00%, 4/15/2022 (a)	50,000	48,437
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	28,589
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)(b)	25,000	24,035
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (a)	50,000	46,750
5.88%, 10/1/2020 (a)	50,000	50,875
6.00%, 7/15/2024 (a)	50,000	50,250
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	50,000	49,750
TEGNA, Inc.:
5.13%, 10/15/2019	50,000	50,750
5.13%, 7/15/2020	50,000	51,000
Thomson Reuters Corp.:
1.65%, 9/29/2017	50,000	49,976
4.30%, 11/23/2023	50,000	51,942
Time Warner Cable, Inc.:
4.00%, 9/1/2021	75,000	76,500
4.50%, 9/15/2042	50,000	39,531
6.75%, 7/1/2018	75,000	83,456
6.75%, 6/15/2039	25,000	25,006
Time Warner, Inc.:
4.65%, 6/1/2044	25,000	23,853
4.88%, 3/15/2020	50,000	55,429
6.25%, 3/29/2041	25,000	28,793
7.63%, 4/15/2031	50,000	63,848
Viacom, Inc.:
2.75%, 12/15/2019	50,000	50,191
4.38%, 3/15/2043	20,000	14,753
5.25%, 4/1/2044	50,000	43,650
6.88%, 4/30/2036	25,000	25,973
Videotron, Ltd. 5.00%, 7/15/2022	50,000	49,250
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,422

		2,800,023

METALS & MINING — 4.0%
Alcoa, Inc.:
5.40%, 4/15/2021	75,000	76,875
5.87%, 2/23/2022	75,000	77,250
5.95%, 2/1/2037	50,000	45,000
6.75%, 7/15/2018	50,000	53,750
6.75%, 1/15/2028	50,000	51,500
Allegheny Technologies, Inc. 5.95%, 1/15/2021	50,000	45,000
Anglo American Capital PLC 4.13%, 9/27/2022 (a)	25,000	20,544

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

ArcelorMittal:
5.25%, 2/25/2017	$150,000	$148,500
6.00%, 8/5/2020 (b)	100,000	90,375
6.25%, 3/1/2021 (b)	50,000	45,094
7.75%, 10/15/2039	100,000	81,500
Barrick North America Finance LLC 5.75%, 5/1/2043	50,000	42,577
Commercial Metals Co. 4.88%, 5/15/2023	50,000	43,750
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	26,100
FMG Resources August 2006 Pty, Ltd.:
6.88%, 4/1/2022 (a)(b)	50,000	32,250
9.75%, 3/1/2022 (a)	150,000	139,687
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	50,000	43,750
3.88%, 3/15/2023	25,000	18,594
Glencore Funding LLC 1.70%, 5/27/2016 (a)	25,000	23,750
Goldcorp, Inc. 3.63%, 6/9/2021	50,000	48,177
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	22,439
4.88%, 3/15/2042	25,000	19,306
6.25%, 10/1/2039	25,000	22,616
Schaeffler Finance BV 4.75%, 5/15/2021 (a)	100,000	98,500
Steel Dynamics, Inc. 6.13%, 8/15/2019	50,000	51,125
Teck Resources, Ltd.:
5.20%, 3/1/2042	50,000	27,625
5.38%, 10/1/2015	25,000	25,000
United States Steel Corp. 6.05%, 6/1/2017 (b)	75,000	71,437

		1,492,071

MULTI-UTILITIES — 0.4%
Berkshire Hathaway Energy 6.13%, 4/1/2036	50,000	60,207
DTE Energy Co. 6.35%, 6/1/2016	25,000	25,895
Nisource Finance Corp. 3.85%, 2/15/2023	25,000	25,936
Sempra Energy 2.30%, 4/1/2017	50,000	50,553

		162,591

MULTILINE RETAIL — 0.3%
Kohl’s Corp. 4.75%, 12/15/2023	25,000	26,520
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	50,000	50,913
4.50%, 12/15/2034	20,000	18,319

		95,752

OIL, GAS & CONSUMABLE FUELS — 14.0%
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	50,000	44,475
6.38%, 9/15/2017	50,000	53,956
Antero Resources Corp. 5.38%, 11/1/2021	100,000	88,000
Apache Corp. 3.25%, 4/15/2022	100,000	97,358
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (b)	50,000	40,125
Boardwalk Pipelines LP 3.38%, 2/1/2023	25,000	21,682
Buckeye Partners LP 2.65%, 11/15/2018	50,000	49,496
California Resources Corp.:
5.50%, 9/15/2021 (b)	100,000	61,000
6.00%, 11/15/2024 (b)	75,000	44,672
Canadian Natural Resources, Ltd.:
3.80%, 4/15/2024	25,000	23,119
6.25%, 3/15/2038	50,000	49,806
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	22,794
4.45%, 9/15/2042	25,000	19,808
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	53,558
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	150,000	97,875
5.75%, 3/15/2023 (b)	50,000	32,609
6.50%, 8/15/2017 (b)	50,000	45,125
6.63%, 8/15/2020 (b)	75,000	55,734
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	24,341
Concho Resources, Inc. 5.50%, 4/1/2023	100,000	95,250
CONSOL Energy, Inc. 5.88%, 4/15/2022	100,000	67,250
Continental Resources, Inc. 5.00%, 9/15/2022	50,000	43,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.13%, 3/1/2022	50,000	43,285
DCP Midstream LLC 5.85%, 5/21/2043 (a)	50,000	40,000
DCP Midstream Operating LP:
2.70%, 4/1/2019	25,000	22,377
4.95%, 4/1/2022	100,000	90,009
Denbury Resources, Inc. 5.50%, 5/1/2022	100,000	59,500
Devon Energy Corp. 3.25%, 5/15/2022	100,000	96,026
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	25,000	26,375
Enable Midstream Partners LP 2.40%, 5/15/2019 (a)	25,000	23,748
Encana Corp. 6.50%, 8/15/2034	25,000	23,614
Energy Transfer Equity LP:
5.88%, 1/15/2024	50,000	45,025
7.50%, 10/15/2020	50,000	49,750
Energy Transfer Partners LP:
4.15%, 10/1/2020	50,000	50,576
6.50%, 2/1/2042	50,000	45,882
6.63%, 10/15/2036	1,000	951
Enterprise Products Operating LLC:
3.35%, 3/15/2023	100,000	96,657
4.85%, 3/15/2044	75,000	66,860
5.20%, 9/1/2020	50,000	54,982

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

EQT Corp. 6.50%, 4/1/2018	$25,000	$27,038
FMC Technologies, Inc. 2.00%, 10/1/2017	50,000	49,856
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.50%, 11/15/2020	34,000	30,664
Hess Corp. 7.13%, 3/15/2033	25,000	27,778
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	42,500
Hornbeck Offshore Services, Inc. 5.88%, 4/1/2020	25,000	19,625
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	48,289
Kinder Morgan Energy Partners LP:
5.00%, 3/1/2043	25,000	19,538
6.50%, 9/1/2039	50,000	47,474
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	52,913
Kinder Morgan, Inc.:
3.05%, 12/1/2019	75,000	73,637
7.75%, 1/15/2032	50,000	52,564
Magellan Midstream Partners LP 4.25%, 2/1/2021	50,000	51,977
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	44,749
Marathon Petroleum Corp.:
5.13%, 3/1/2021	25,000	27,242
6.50%, 3/1/2041	25,000	26,543
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.88%, 12/1/2024	50,000	45,750
5.50%, 2/15/2023	75,000	72,656
Murphy Oil Corp. 4.00%, 6/1/2022 (b)	25,000	21,625
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	25,563
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	94,500
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	25,157
6.00%, 3/1/2041	50,000	47,399
Noble Holding International, Ltd. 3.95%, 3/15/2022	50,000	37,616
NuStar Logistics LP 4.80%, 9/1/2020	50,000	47,750
ONEOK Partners LP:
2.00%, 10/1/2017	25,000	24,840
3.38%, 10/1/2022	25,000	22,487
6.20%, 9/15/2043	50,000	45,348
ONEOK, Inc. 4.25%, 2/1/2022	50,000	43,125
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (b)	25,000	25,575
Phillips 66:
4.30%, 4/1/2022	50,000	52,391
4.88%, 11/15/2044	50,000	47,847
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	26,476
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/1/2022	25,000	24,456
5.15%, 6/1/2042	50,000	46,309
6.50%, 5/1/2018	21,000	23,114
Pride International, Inc. 6.88%, 8/15/2020	50,000	47,576
QEP Resources, Inc. 5.25%, 5/1/2023	50,000	41,800
Range Resources Corp. 5.00%, 8/15/2022 (b)	50,000	44,250
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	48,375
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)(b)	50,000	48,500
6.85%, 7/15/2018 (a)	50,000	50,000
Rowan Cos., Inc. 5.85%, 1/15/2044	25,000	15,621
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	100,000	92,750
5.63%, 4/15/2023	50,000	44,375
5.63%, 3/1/2025 (a)	100,000	88,125
5.75%, 5/15/2024	100,000	89,000
Sabine Pass LNG LP 6.50%, 11/1/2020 (b)	50,000	48,375
SESI LLC 7.13%, 12/15/2021	50,000	49,062
SM Energy Co. 6.50%, 1/1/2023	50,000	46,500
Southwestern Energy Co. 4.05%, 1/23/2020	25,000	24,857
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	44,904
Talisman Energy, Inc.:
3.75%, 2/1/2021	25,000	23,577
5.50%, 5/15/2042	25,000	19,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2018 (a)	50,000	47,625
5.25%, 5/1/2023	50,000	44,375
6.38%, 8/1/2022	50,000	47,813
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	50,000	55,233
Tesoro Corp. 5.13%, 4/1/2024	50,000	49,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/1/2020	50,000	48,500
6.13%, 10/15/2021	50,000	49,125
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)	50,000	46,270
Transocean, Inc.:
3.00%, 10/15/2017 (b)	150,000	135,750
6.80%, 3/15/2038 (b)	50,000	31,000
Valero Energy Corp. 6.13%, 2/1/2020	50,000	56,694
Western Gas Partners LP 4.00%, 7/1/2022	50,000	48,389
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (b)	50,000	43,500

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.75%, 3/15/2021	$50,000	$43,275
Williams Cos., Inc. 4.55%, 6/24/2024	50,000	39,647
Williams Partners LP:
4.90%, 1/15/2045	50,000	37,232
5.25%, 3/15/2020	75,000	79,944
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)	50,000	40,250
6.00%, 1/15/2022	50,000	43,000

		5,263,353

PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	23,750
International Paper Co.:
4.80%, 6/15/2044	50,000	46,302
7.95%, 6/15/2018	50,000	57,887
Resolute Forest Products, Inc. 5.88%, 5/15/2023	25,000	18,625

		146,564

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.:
6.35%, 3/15/2020 (b)	50,000	39,500
8.70%, 3/15/2043 (b)	25,000	17,700

		57,200

PHARMACEUTICALS — 1.5%
Actavis Funding SCS:
4.55%, 3/15/2035	100,000	92,006
4.85%, 6/15/2044	50,000	45,571
Actavis, Inc. 3.25%, 10/1/2022	50,000	48,759
Baxalta, Inc. 2.00%, 6/22/2018 (a)	100,000	99,700
Express Scripts Holding Co. 3.50%, 6/15/2024	50,000	49,205
Forest Laboratories LLC 4.38%, 2/1/2019 (a)	50,000	52,921
Hospira, Inc. 5.60%, 9/15/2040	50,000	57,467
McKesson Corp.:
1.29%, 3/10/2017	50,000	49,905
4.75%, 3/1/2021	25,000	27,760
Zoetis, Inc. 4.70%, 2/1/2043	25,000	22,400

		545,694

REAL ESTATE INVESTMENT TRUSTS — 2.9%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	24,906
American Tower Corp. 3.50%, 1/31/2023	50,000	48,170
ARC Properties Operating Partnership LP 2.00%, 2/6/2017	50,000	49,000
AvalonBay Communities, Inc. 3.63%, 10/1/2020	50,000	52,325
BioMed Realty LP 4.25%, 7/15/2022	50,000	49,344
Boston Properties LP 3.85%, 2/1/2023	50,000	51,213
Digital Realty Trust LP 5.25%, 3/15/2021	25,000	27,218
DuPont Fabros Technology LP 5.88%, 9/15/2021	25,000	25,625
EPR Properties 5.75%, 8/15/2022	50,000	53,036
Essex Portfolio LP 3.25%, 5/1/2023 (b)	50,000	48,797
Geo Group, Inc. 5.88%, 1/15/2022	25,000	25,750
HCP, Inc.:
3.88%, 8/15/2024	50,000	48,917
5.38%, 2/1/2021	50,000	55,380
Kimco Realty Corp.:
3.20%, 5/1/2021	50,000	50,616
4.25%, 4/1/2045	25,000	22,984
Liberty Property LP 6.63%, 10/1/2017	25,000	27,365
MPT Operating Partnership LP/MPT Finance Corp. 6.88%, 5/1/2021	25,000	26,125
ProLogis LP 2.75%, 2/15/2019	50,000	50,942
Realty Income Corp. 3.88%, 7/15/2024	25,000	25,023
Select Income REIT 4.50%, 2/1/2025	100,000	96,178
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	49,789
3.25%, 8/15/2022	25,000	24,481
Vereit Operating Partnership LP 3.00%, 2/6/2019 (b)	50,000	47,687
Welltower, Inc.:
4.13%, 4/1/2019	50,000	52,850
4.50%, 1/15/2024	25,000	26,147
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	29,440

		1,089,308

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	75,000	75,386
Realogy Group LLC 7.63%, 1/15/2020 (a)	50,000	52,125

		127,511

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	100,000	103,134
4.90%, 4/1/2044	75,000	77,813
Canadian Pacific Railway Co. 4.50%, 1/15/2022	25,000	26,912
CSX Corp.:
4.40%, 3/1/2043	50,000	47,959
6.22%, 4/30/2040	25,000	30,169
6.25%, 3/15/2018	25,000	27,750
Ryder System, Inc. 2.45%, 9/3/2019	50,000	50,153

		363,890

SEMICONDUCTORS — 0.1%
Sensata Technologies BV 4.88%, 10/15/2023 (a)	50,000	47,750

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
KLA-Tencor Corp. 4.65%, 11/1/2024	$50,000	$49,964
Micron Technology, Inc.:
5.25%, 8/1/2023 (a)	100,000	91,980
5.50%, 2/1/2025	75,000	68,813

		210,757

SOFTWARE — 0.5%
Activision Blizzard, Inc. 6.13%, 9/15/2023 (a)	100,000	106,250
MSCI, Inc. 5.25%, 11/15/2024 (a)	50,000	50,500
Symantec Corp. 2.75%, 6/15/2017	25,000	25,111

		181,861

SPECIALTY RETAIL — 2.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	75,750
AutoNation, Inc. 4.50%, 10/1/2025	20,000	20,384
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	23,765
Best Buy Co., Inc. 3.75%, 3/15/2016	50,000	50,427
CST Brands, Inc. 5.00%, 5/1/2023	25,000	24,813
Dollar General Corp. 4.13%, 7/15/2017	50,000	51,556
GameStop Corp. 5.50%, 10/1/2019 (a)(b)	25,000	25,758
Gap, Inc. 5.95%, 4/12/2021	25,000	27,062
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	24,625
L Brands, Inc.:
5.63%, 2/15/2022	125,000	132,187
6.95%, 3/1/2033	25,000	25,937
Outerwall, Inc. 5.88%, 6/15/2021	50,000	46,812
QVC, Inc.:
4.38%, 3/15/2023	125,000	121,508
4.45%, 2/15/2025	25,000	24,105
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	50,000	52,125
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.38%, 8/1/2021	18,000	18,765
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	25,000	24,866

		770,445

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Dell, Inc. 6.50%, 4/15/2038	50,000	44,095
Fidelity National Information Services, Inc. 5.00%, 3/15/2022	50,000	52,253
Hewlett-Packard Co.:
2.60%, 9/15/2017	75,000	76,113
2.65%, 6/1/2016	100,000	101,113
4.05%, 9/15/2022	25,000	25,186
6.00%, 9/15/2041	25,000	24,576
NCR Corp. 5.00%, 7/15/2022	50,000	47,375
Seagate HDD Cayman:
4.75%, 6/1/2023	10,000	9,869
4.75%, 1/1/2025 (b)	50,000	47,998

		428,578

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Hanesbrands, Inc. 6.38%, 12/15/2020	50,000	51,750
Levi Strauss & Co. 6.88%, 5/1/2022	25,000	26,812
PVH Corp. 4.50%, 12/15/2022	25,000	24,188

		102,750

TOBACCO — 0.8%
Altria Group, Inc.:
2.85%, 8/9/2022	75,000	73,277
5.38%, 1/31/2044	25,000	27,179
9.70%, 11/10/2018	76,000	93,271
Reynolds American, Inc.:
3.25%, 11/1/2022	25,000	24,872
3.75%, 5/20/2023 (a)	50,000	50,226
4.75%, 11/1/2042	25,000	23,989

		292,814

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 2.50%, 7/30/2019	25,000	25,019

TRANSPORTATION INFRASTRUCTURE — 0.3%
AP Moeller — Maersk A/S 3.75%, 9/22/2024 (a)	25,000	25,262
Norfolk Southern Corp. 4.80%, 8/15/2043	50,000	50,592
Sydney Airport Finance Co., Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	25,359

		101,213

WIRELESS TELECOMMUNICATION SERVICES — 4.0%
Crown Castle International Corp.:
4.88%, 4/15/2022	25,000	25,988
5.25%, 1/15/2023 (b)	100,000	105,770
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	25,000	35,742
Embarq Corp.:
7.08%, 6/1/2016	50,000	51,354
8.00%, 6/1/2036	50,000	51,578
Nokia OYJ 5.38%, 5/15/2019 (b)	50,000	52,625
Orange SA:
2.75%, 9/14/2016	50,000	50,782
9.00%, 3/1/2031	50,000	70,875
Rogers Communications, Inc.:
5.00%, 3/15/2044	25,000	25,331
6.80%, 8/15/2018	50,000	56,574

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	$100,000	$104,930
T-Mobile USA, Inc.:
6.25%, 4/1/2021	175,000	174,387
6.38%, 3/1/2025	100,000	96,000
6.63%, 4/1/2023	75,000	74,250
Telecom Italia Capital SA:
5.25%, 10/1/2015	100,000	100,000
6.00%, 9/30/2034	50,000	46,250
7.20%, 7/18/2036	100,000	105,500
Telefonica Emisiones SAU:
5.13%, 4/27/2020	50,000	55,101
7.05%, 6/20/2036	50,000	58,636
Vodafone Group PLC:
1.25%, 9/26/2017	50,000	49,721
2.95%, 2/19/2023	100,000	94,691

		1,486,085

TOTAL BONDS & NOTES —
(Cost $38,317,540)		36,755,000

	Shares
SHORT TERM INVESTMENTS — 4.4%
MONEY MARKET FUNDS — 4.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,416,763	1,416,763
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	256,017	256,017

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $1,672,780)		1,672,780

TOTAL INVESTMENTS — 102.5% (g)
(Cost $39,990,320)		38,427,780
OTHER ASSETS & LIABILITIES — (2.5)%		(953,191)

NET ASSETS — 100.0%		$37,474,589

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 14.6% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing service or brokers on the valuation date. If no prices are obtained from the pricing services or brokers, valuation will be based upon the intrinsic value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with the funds’ procedures to stabilize net asset value.

•	Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors.

•	Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service.

•	Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Funds’ net asset value and the prices used by the Funds’ benchmark indices, which in turn could result in a difference between the Funds’

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

performance and the performance of the Funds’ benchmark indices. Various inputs are used in determining the value of Funds’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended September 30, 2015.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015.

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs	Total

SPDR Russell 3000 ETF	$250,691,189	$5,254	*	$—	$250,696,443
SPDR Russell 1000 ETF	79,284,792	—		—	79,284,792
SPDR Russell 2000 ETF	64,155,023	8,449		—	64,163,472
SPDR S&P 500 Buyback ETF	8,993,904	—		—	8,993,904
SPDR S&P 500 Growth ETF	533,233,388	—		—	533,233,388
SPDR S&P 500 Value ETF	211,825,064	—		—	211,825,064
SPDR Russell Small Cap Completeness ETF	82,793,101	4,192	*	—	82,797,293
SPDR S&P 400 Mid Cap Growth ETF	257,532,625	—		—	257,532,625
SPDR S&P 400 Mid Cap Value ETF	146,589,681	—		—	146,589,681
SPDR S&P 600 Small Cap ETF	428,566,813	—		—	428,566,813
SPDR S&P 600 Small Cap Growth ETF	639,335,135	—		—	639,335,135
SPDR S&P 600 Small Cap Value ETF	410,242,868	—		—	410,242,868
SPDR Global Dow ETF	105,103,457	—		—	105,103,457
SPDR Dow Jones REIT ETF	3,024,937,977	—		—	3,024,937,977
SPDR S&P Bank ETF	2,919,321,146	—		—	2,919,321,146
SPDR S&P Capital Markets ETF	149,327,801	—		—	149,327,801

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs	Total

SPDR S&P Insurance ETF	$600,492,478	$—		$—	$600,492,478
SPDR S&P Regional Banking ETF	2,567,068,295	—		—	2,567,068,295
SPDR Morgan Stanley Technology ETF	430,924,570	—		—	430,924,570
SPDR S&P Dividend ETF	12,800,738,062	—		—	12,800,738,062
SPDR S&P Aerospace & Defense ETF	127,084,112	—		—	127,084,112
SPDR S&P Biotech ETF	2,435,787,107	—		—	2,435,787,107
SPDR S&P Health Care Equipment ETF	57,388,222	—		—	57,388,222
SPDR S&P Health Care Services ETF	203,263,277	—		—	203,263,277
SPDR S&P Homebuilders ETF	2,053,017,508	—		—	2,053,017,508
SPDR S&P Metals & Mining ETF	264,993,453	—		—	264,993,453
SPDR S&P Oil & Gas Equipment & Services ETF	214,380,983	—		—	214,380,983
SPDR S&P Oil & Gas Exploration & Production ETF	1,489,237,756	—	*	—	1,489,237,756
SPDR S&P Pharmaceuticals ETF	972,708,288	—		—	972,708,288
SPDR S&P Retail ETF	1,018,334,660	—		—	1,018,334,660
SPDR S&P Semiconductor ETF	112,321,499	—		—	112,321,499
SPDR S&P Software & Services ETF	61,887,578	—		—	61,887,578
SPDR S&P Telecom ETF	25,378,787	—		—	25,378,787
SPDR S&P Transportation ETF	297,518,710	—		—	297,518,710
SPDR S&P 1500 Value Tilt ETF	6,221,977	—		—	6,221,977
SPDR S&P 1500 Momentum Tilt ETF	14,850,340	—		—	14,850,340
SPDR Russell 1000 Low Volatility ETF	32,320,881	—		—	32,320,881
SPDR Russell 2000 Low Volatility ETF	39,160,922	—		—	39,160,922
SPDR MSCI USA Quality Mix ETF	5,576,766	—		—	5,576,766
SPDR Wells Fargo Preferred Stock ETF	326,642,629	—		—	326,642,629
SPDR Barclays 1-3 Month T-Bill ETF	719,453	3,064,372,501		—	3,065,091,954
SPDR Barclays TIPS ETF	5,471,221	638,112,686		—	643,583,907
SPDR Barclays 0-5 Year TIPS ETF	6,777	3,862,462		—	3,869,239
SPDR Barclays 1-10 Year TIPS ETF	3,524,696	20,992,608		—	24,517,304
SPDR Barclays Short Term Treasury ETF	3,870,874	69,374,672		—	73,245,546
SPDR Barclays Intermediate Term Treasury ETF	20,014,150	350,030,842		—	370,044,992
SPDR Barclays Long Term Treasury ETF	7,379,793	276,665,817		—	284,045,610
SPDR Barclays Short Term Corporate Bond ETF	100,745,902	3,861,556,916		—	3,962,302,818
SPDR Barclays Intermediate Term Corporate Bond ETF	22,835,828	856,292,234		—	879,128,062
SPDR Barclays Long Term Corporate Bond ETF	1,419,079	215,722,534		—	217,141,613
SPDR Barclays Issuer Scored Corporate Bond ETF	1,671,410	21,130,487		—	22,801,897
SPDR Barclays Convertible Securities ETF	1,085,922,978	1,758,910,607		—	2,844,833,585
SPDR Barclays Mortgage Backed Bond ETF	39,682,016	162,871,550		—	202,553,566
SPDR Barclays Aggregate Bond ETF	64,318,246	990,024,315		—	1,054,342,561

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs		Total

SPDR Nuveen Barclays Municipal Bond ETF	$10,673,140	$1,478,324,634	$—		$1,488,997,774
SPDR Nuveen Barclays California Municipal Bond ETF	1,474,385	92,478,650	—		93,953,035
SPDR Nuveen Barclays New York Municipal Bond ETF	409,712	27,741,258	—		28,150,970
SPDR Nuveen Barclays Short Term Municipal Bond ETF	18,990,148	2,600,878,758	—		2,619,868,906
SPDR Nuveen S&P High Yield Municipal Bond ETF	1,833,571	350,747,341	—	**	352,580,912
SPDR Nuveen Barclays Build America Bond ETF	97,276	47,460,673	—		47,557,949
SPDR DB International Government Inflation-Protected Bond ETF	451,005	690,346,864	—		690,797,869
SPDR Barclays Short Term International Treasury Bond ETF	1,643,074	174,020,318	—		175,663,392
SPDR Barclays International Treasury Bond ETF	7,329,747	1,480,071,105	—		1,487,400,852
SPDR Barclays International Corporate Bond ETF	94,302	172,129,010	—		172,223,312
SPDR Barclays Emerging Markets Local Bond ETF	671,739	69,492,236	—		70,163,975
SPDR Barclays International High Yield Bond ETF	228,618	22,773,636	—		23,002,254
SPDR Barclays High Yield Bond ETF	552,345,526	8,945,593,677	—		9,497,939,203
SPDR Barclays Short Term High Yield Bond ETF	275,678,314	3,238,704,846	—		3,514,383,160
SPDR Barclays Investment Grade Floating Rate ETF	7,206,662	381,081,679	—		388,288,341
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	1,400,346	18,750,231	—		20,150,577
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	1,672,780	36,755,000	—		38,427,780

*	Fund held Level 2 securities that were valued at $0 at September 30, 2015.
**	Fund held Level 3 securities that were valued at $0 at September 30, 2015.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays Short Term International Treasury Bond ETF	$—	$15,182	$—	$15,182
SPDR Barclays International Treasury Bond ETF	—	75,126	—	75,126
SPDR Barclays International Corporate Bond ETF	—	20,942	—	20,942
SPDR Barclays Emerging Markets Local Bond ETF	—	3,989	—	3,989

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2015:

		Foreign
		Exchange
		Contracts
		Risk	Total

SPDR Barclays Short Term International Treasury Bond ETF	Forward Contract	$15,182	$15,182
SPDR Barclays International Treasury Bond ETF	Forward Contract	75,126	75,126
SPDR Barclays International Corporate Bond ETF	Forward Contract	20,942	20,942
SPDR Barclays Emerging Markets Local Bond ETF	Forward Contract	3,989	3,989

Transactions with Affiliates

The following Funds invested in an affiliated company, State Street Corp. Amounts relating to these investments at September 30, 2015 and for the period then ended are:

	Number of						Number of
	Shares Held		Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/15	Value at 6/30/15	Cost	Shares	Proceeds	Shares	at 9/30/15	9/30/15	Income	Gain/(Loss)

SPDR Russell 3000 ETF	4,627	$356,279	$10,438	146	$—	—	4,773	$320,793	$1,623	$—
SPDR Russell 1000 ETF	1,428	109,956	7,406	96	—	—	1,524	102,428	518	—
SPDR S&P 500 Buyback ETF	2,035	156,695	—	—	48,700	715	1,320	88,717	674	4,345
SPDR S&P 500 Value ETF	11,102	854,854	—	—	39,535	540	10,562	709,872	3,591	4,705
SPDR S&P Capital Markets ETF	59,933	4,614,841	15,432	200	721,118	10,291	49,842	3,349,881	16,946	(3,126)
SPDR S&P 1500 Value Tilt ETF	166	12,782	—	—	7,528	112	54	3,629	56	2,570
SPDR S&P 1500 Momentum Tilt ETF	371	28,567	—	—	8,917	120	251	16,870	85	601
SPDR MSCI USA Quality Mix ETF	62	4,774	—	—	—	—	62	4,167	21	—
SPDR Wells Fargo Preferred Stock ETF	350,567	8,800,075	301,296	11,824	894,857	35,218	327,173	8,319,601	124,071	9,596

The Fund listed below has affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at September 30, 2015 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Regional Banking ETF	at 6/30/15	6/30/15	Cost	Shares	Proceeds	Shares	at 9/30/15	9/30/15	Income	Gain/(Loss)

OFG Bancorp	2,446,391	$26,102,992	$16,918,294	1,961,978	$9,711,331	1,170,106	3,238,263	$28,270,036	$286,053	$(1,657,692)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Biotech ETF	at 6/30/15	6/30/15	Cost	Shares	Proceeds	Shares	at 9/30/15	9/30/15	Income	Gain/(Loss)

Infinity Pharmaceuticals, Inc.	2,309,900	$25,293,405	$21,761,914	2,382,317	$16,933,882	1,894,326	2,797,891	$23,642,179	$—	$(986,940)
Orexigen Therapeutics, Inc.	5,713,061	28,279,652	26,303,501	9,749,186	15,787,643	5,348,452	10,113,795	21,340,107	—	(1,512,804)
OvaScience, Inc.	697,899	20,190,218	26,803,339	1,365,212	13,466,012	683,628	1,379,483	11,711,811	—	(890,892)
Spectrum Pharmaceuticals, Inc.	3,797,550	25,975,242	20,922,971	2,963,307	21,154,711	3,083,200	3,677,657	21,992,389	—	(589,159)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Homebuilders ETF	at 6/30/15	6/30/15	Cost	Shares	Proceeds	Shares	at 9/30/15	9/30/15	Income	Gain/(Loss)

Ryland Group Inc.	1,280,084	$59,357,495	$29,991,215	662,439	$25,041,584	581,203	1,361,320	$55,582,695	$40,123	$(248,710)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Metals & Mining ETF	at 6/30/15	6/30/15	Cost	Shares	Proceeds	Shares	at 9/30/15	9/30/15	Income	Gain/(Loss)

Peabody Energy Corp.	4,672,311	$10,232,361	$9,485,037	6,374,808	$5,931,549	4,434,511	6,612,608	$9,125,399	$—	$(107,343)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Oil & Gas Exploration & Production ETF	at 6/30/15	6/30/15	Cost	Shares	Proceeds	Shares	at 9/30/15	9/30/15	Income	Gain/(Loss)

Clean Energy Fuels Corp.	2,687,080	$15,101,390	$35,581,154	6,817,047	$22,006,237	4,197,217	5,306,910	$23,881,095	$—	$169,832
Northern Oil and Gas, Inc.	2,976,078	20,148,048	33,122,850	6,262,943	22,837,477	4,449,841	4,789,180	21,168,176	—	(435,249)
Sanchez Energy Corp.	2,104,402	20,623,140	32,339,382	4,841,816	21,283,553	3,209,270	3,736,948	22,982,230	—	(342,675)
Stone Energy Corp.	1,534,987	19,325,486	34,869,817	5,192,459	17,272,583	2,597,587	4,129,859	20,484,101	—	(1,310,479)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Pharmaceuticals ETF	at 6/30/15	6/30/15	Cost	Shares	Proceeds	Shares	at 9/30/15	9/30/15	Income	Gain/(Loss)

BioDelivery Sciences International, Inc.	3,518,579	$28,007,889	$1,915,809	280,716	$7,274,807	999,630	2,799,665	$15,566,137	$—	$(6,234,022)
Tetraphase Pharmaceuticals, Inc.	795,827	37,754,033	31,313,961	2,408,274	3,097,472	153,574	3,050,527	22,756,931	—	(58,828)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Premier Class (“Liquid Reserves Fund”), State Street Institutional U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) and State Street Institutional Tax Free Money Market Fund-Premier Class (“Tax Free Money Market Fund”), each of which is a series of the State Street Institutional Investment Trust. The Liquid Reserves Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund are each feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio, State Street U.S. Government Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each of which is a series of the State Street Master Funds. The Liquid Reserves Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in the Prime Portfolio, for which SSGA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, U.S. Government Money Market Fund, Tax Free Money Market Fund and/or Prime Portfolio at September 30, 2015 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/15	Cost	Shares	Proceeds	Shares	9/30/15	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$443,248	$3,239,473	3,239,473	$3,414,992	3,414,992	$267,729	$354	$—
SPDR Russell 1000 ETF	40,037	1,110,977	1,110,977	1,075,091	1,075,091	75,923	48	—
SPDR Russell 2000 ETF	400,968	1,119,879	1,119,879	1,449,328	1,449,328	71,519	96	—
SPDR S&P 500 Buyback ETF	16,993	64,988	64,988	61,540	61,540	20,441	12	—
SPDR S&P 500 Growth ETF	204,284	6,047,125	6,047,125	5,657,230	5,657,230	594,179	389	—
SPDR S&P 500 Value ETF	257,471	2,489,810	2,489,810	2,462,403	2,462,403	284,878	184	—
SPDR Russell Small Cap Completeness ETF	105,128	2,134,049	2,134,049	2,183,645	2,183,645	55,532	72	—
SPDR S&P 400 Mid Cap Growth ETF	608,673	7,300,096	7,300,096	7,778,938	7,778,938	129,831	159	—
SPDR S&P 400 Mid Cap Value ETF	73,032	4,006,349	4,006,349	3,917,178	3,917,178	162,203	82	—
SPDR S&P 600 Small Cap ETF	768,497	7,330,649	7,330,649	8,099,146	8,099,146	—	181	—
SPDR S&P 600 Small Cap Growth ETF	42,780	10,784,865	10,784,865	10,827,645	10,827,645	—	273	—
SPDR S&P 600 Small Cap Value ETF	281,041	6,581,215	6,581,215	5,941,305	5,941,305	920,951	158	—
SPDR Global Dow ETF	48,777	816,966	816,966	865,743	865,743	—	36	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/15	Cost	Shares	Proceeds	Shares	9/30/15	Income	Gain/(Loss)

SPDR Dow Jones REIT ETF	$406,920	$58,784,138	58,784,138	$51,909,625	51,909,625	$7,281,433	$1,986	$—
SPDR S&P Bank ETF	3,685,957	30,542,514	30,542,514	30,817,524	30,817,524	3,410,947	2,699	—
SPDR S&P Capital Markets ETF	294,861	1,079,906	1,079,906	1,266,605	1,266,605	108,162	116	—
SPDR S&P Insurance ETF	252,931	3,214,216	3,214,216	2,492,974	2,492,974	974,173	306	—
SPDR S&P Regional Banking ETF	310,780	18,288,163	18,288,163	16,599,706	16,599,706	1,999,237	1,764	—
SPDR Morgan Stanley Technology ETF	229,813	1,576,835	1,576,835	1,508,358	1,508,358	298,290	200	—
SPDR S&P Dividend ETF	9,430,388	133,041,939	133,041,939	132,471,279	132,471,279	10,001,048	9,127	—
SPDR S&P Aerospace & Defense ETF	123,767	329,235	329,235	326,052	326,052	126,950	51	—
SPDR S&P Biotech ETF	1,311,997	18,909,356	18,909,356	18,230,760	18,230,760	1,990,593	723	—
SPDR S&P Health Care Equipment ETF	5,800	132,014	132,014	106,828	106,828	30,986	9	—
SPDR S&P Health Care Services ETF	36,696	475,266	475,266	274,580	274,580	237,382	46	—
SPDR S&P Homebuilders ETF	1,851,145	5,258,423	5,258,423	3,481,212	3,481,212	3,628,356	914	—
SPDR S&P Metals & Mining ETF	354,994	3,176,776	3,176,776	3,098,926	3,098,926	432,844	163	—
SPDR S&P Oil & Gas Equipment & Services ETF	215,970	8,550,930	8,550,930	8,638,257	8,638,257	128,643	194	—
SPDR S&P Oil & Gas Exploration & Production ETF	679,024	6,970,355	6,970,355	7,649,379	7,649,379	—	592	—
SPDR S&P Pharmaceuticals ETF	1,567,372	3,911,713	3,911,713	4,633,358	4,633,358	845,727	443	—
SPDR S&P Retail ETF	1,887,934	26,416,121	26,416,121	26,794,689	26,794,689	1,509,366	831	—
SPDR S&P Semiconductor ETF	36,272	585,026	585,026	520,634	520,634	100,664	44	—
SPDR S&P Software & Services ETF	42,123	914,969	914,969	907,097	907,097	49,995	20	—
SPDR S&P Telecom ETF	21,840	282,145	282,145	210,089	210,089	93,896	32	—
SPDR S&P Transportation ETF	700,378	981,476	981,476	976,971	976,971	704,883	215	—
SPDR S&P 1500 Value Tilt ETF	27,124	163,712	163,712	159,874	159,874	30,962	11	—
SPDR S&P 1500 Momentum Tilt ETF	32,137	231,135	231,135	233,740	233,740	29,532	20	—
SPDR Russell 1000 Low Vol ETF	16,042	977,044	977,044	927,025	927,025	66,061	27	—
SPDR Russell 2000 Low Vol ETF	50,472	673,565	673,565	658,585	658,585	65,452	29	—
SPDR MSCI USA Quality Mix ETF	3,856	69,878	69,878	63,048	63,048	10,686	6	—
SPDR Wells Fargo Preferred Stock ETF	100	12,447,267	12,447,267	11,423,615	11,423,615	1,023,752	314	—
SPDR Barclays 1-3 Month T-Bill ETF	883,103	5,275,373	5,275,373	5,439,023	5,439,023	719,453	248	—
SPDR Barclays TIPS ETF	110,967	3,477,468	3,477,468	3,433,589	3,433,589	154,846	199	—
SPDR Barclays 0-5 Year TIPS ETF	8,583	55,786	55,786	57,592	57,592	6,777	3	—
SPDR Barclays 1-10 Year TIPS ETF	10,337	107,553	107,553	110,313	110,313	7,577	7	—
SPDR Barclays Short Term Treasury ETF	1,534,421	11,864,763	11,864,763	11,456,434	11,456,434	1,942,750	71	—
SPDR Barclays Intermediate Term Treasury ETF	5,654,791	26,480,576	26,480,576	19,725,642	19,725,642	12,409,725	263	—
SPDR Barclays Long Term Treasury ETF	1,763	17,905,790	17,905,790	17,530,949	17,530,949	376,604	200	—
SPDR Barclays Short Term Corporate Bond ETF	31,983,301	244,302,500	244,302,500	276,285,801	276,285,801	—	5,070	—
SPDR Barclays Intermediate Term Corporate Bond ETF	439,892	22,927,878	22,927,878	17,653,870	17,653,870	5,713,900	284	—
SPDR Barclays Long Term Corporate Bond ETF	324,168	6,649,974	6,649,974	6,195,256	6,195,256	778,886	170	—
SPDR Barclays Issuer Scored Corporate Bond ETF	713,631	586,642	586,642	619,293	619,293	680,980	220	—
SPDR Barclays Convertible Securities ETF	2,751,481	55,613,074	55,613,074	54,891,160	54,891,160	3,473,395	1,508	—
SPDR Barclays Mortgage Backed Bond ETF	37,007,094	19,465,356	19,465,356	16,790,434	16,790,434	39,682,016	11,276	—
SPDR Barclays Aggregate Bond ETF	75,195,295	52,109,038	52,109,038	75,214,031	75,214,031	52,090,302	13,947	—
SPDR Nuveen Barclays Build America Bond ETF	856,973	14,025,642	14,025,642	14,785,339	14,785,339	97,276	271	—
SPDR DB International Government Inflation-Protected Bond ETF	805,356	19,051,166	19,051,166	19,405,517	19,405,517	451,005	217	—
SPDR Barclays Short Term International Treasury Bond ETF	2,234,629	3,946,594	3,946,594	4,538,149	4,538,149	1,643,074	529	—
SPDR Barclays International Treasury Bond ETF	7,890,969	27,424,105	27,424,105	27,985,327	27,985,327	7,329,747	2,306	—
SPDR Barclays International Corporate Bond ETF	93,042	14,817	14,817	13,557	13,557	94,302	28	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/15	Cost	Shares	Proceeds	Shares	9/30/15	Income	Gain/(Loss)

SPDR Barclays Emerging Markets Local Bond ETF	$214,181	$3,484,519	3,484,519	$3,040,161	3,040,161	$658,539	$73	$—
SPDR Barclays International High Yield Bond ETF	36,372	451,563	451,563	487,935	487,935	—	37	—
SPDR Barclays High Yield Bond ETF	82,834,864	491,493,258	491,493,258	520,455,576	520,455,576	53,872,546	24,189	—
SPDR Barclays Short Term High Yield Bond ETF	71,175,770	285,812,880	285,812,880	318,305,254	318,305,254	38,683,396	12,848	—
SPDR Barclays Investment Grade Floating Rate ETF	305,843	17,466,873	17,466,873	13,620,089	13,620,089	4,152,627	450	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	57,996	327,283	327,283	385,279	385,279	—	25	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	147,386	1,214,106	1,214,106	1,105,475	1,105,475	256,017	58	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/15	Cost	Shares	Proceeds	Shares	9/30/15	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$18,818,234	$66,011,360	66,011,360	$74,156,454	74,156,454	$10,673,140	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	820,391	13,613,651	13,613,651	12,959,657	12,959,657	1,474,385	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	12,092	576,672	576,672	179,052	179,052	409,712	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	943,811	114,804,908	114,804,908	96,758,571	96,758,571	18,990,148	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	1,248,760	17,045,411	17,045,411	16,460,600	16,460,600	1,833,571	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/15	Cost	Shares	Proceeds	Shares	9/30/15	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$12,644,759	$11,709,160	11,709,160	$9,329,780	9,329,780	$15,024,139	$14,892	$—
SPDR Russell 1000 ETF	6,623,070	9,364,341	9,364,341	8,843,636	8,843,636	7,143,775	3,419	—
SPDR Russell 2000 ETF	17,967,196	9,413,682	9,413,682	14,996,320	14,996,320	12,384,558	31,899	—
SPDR S&P 500 Growth ETF	11,443,495	20,815,191	20,815,191	16,616,697	16,616,697	15,641,989	4,946	—
SPDR S&P 500 Value ETF	6,763,812	13,331,890	13,331,890	13,066,328	13,066,328	7,029,374	5,370	—
SPDR Russell Small Cap Completeness ETF	13,033,937	8,669,587	8,669,587	12,459,389	12,459,389	9,244,135	26,463	—
SPDR S&P 400 Mid Cap Growth ETF	16,579,214	27,757,350	27,757,350	30,270,015	30,270,015	14,066,549	7,183	—
SPDR S&P 400 Mid Cap Value ETF	14,633,429	11,337,851	11,337,851	13,350,652	13,350,652	12,620,628	14,600	—
SPDR S&P 600 Small Cap ETF	62,146,278	42,358,034	42,358,034	51,403,873	51,403,873	53,100,439	70,516	—
SPDR S&P 600 Small Cap Growth ETF	84,921,484	59,946,490	59,946,490	62,127,138	62,127,138	82,740,836	105,001	—
SPDR S&P 600 Small Cap Value ETF	50,447,101	45,050,804	45,050,804	52,979,206	52,979,206	42,518,699	61,802	—
SPDR Global Dow ETF	7,539,152	45,877,595	45,877,595	41,450,034	41,450,034	11,966,713	5,182	—
SPDR Dow Jones REIT ETF	106,252,337	294,003,776	294,003,776	270,012,086	270,012,086	130,244,027	34,387	—
SPDR S&P Bank ETF	291,708,598	201,988,442	201,988,442	284,724,362	284,724,362	208,972,678	87,406	—
SPDR S&P Capital Markets ETF	13,268,709	23,114,632	23,114,632	19,654,857	19,654,857	16,728,484	55,144	—
SPDR S&P Insurance ETF	14,689,737	45,151,685	45,151,685	22,405,793	22,405,793	37,435,629	10,171	—
SPDR S&P Regional Banking ETF	168,660,710	99,099,801	99,099,801	148,777,181	148,777,181	118,983,330	105,161	—
SPDR Morgan Stanley Technology ETF	29,192,987	73,186,743	73,186,743	85,513,321	85,513,321	16,866,409	16,619	—
SPDR S&P Dividend ETF	613,355,632	1,683,636,185	1,683,636,185	1,493,905,378	1,493,905,378	803,086,439	221,870	—
SPDR S&P Aerospace & Defense ETF	25,366,047	61,448,992	61,448,992	67,119,497	67,119,497	19,695,542	8,662	—
SPDR S&P Biotech ETF	578,504,604	487,889,979	487,889,979	622,225,545	622,225,545	444,169,038	4,014,286	—
SPDR S&P Health Care Equipment ETF	8,378,711	14,840,751	14,840,751	13,498,288	13,498,288	9,721,174	20,169
SPDR S&P Health Care Services ETF	20,428,551	23,584,699	23,584,699	23,202,682	23,202,682	20,810,568	6,357	—
SPDR S&P Homebuilders ETF	128,695,933	204,955,872	204,955,872	149,642,337	149,642,337	184,009,468	54,057	—
SPDR S&P Metals & Mining ETF	73,670,084	64,261,472	64,261,472	89,422,097	89,422,097	48,509,459	432,433	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/15	Cost	Shares	Proceeds	Shares	9/30/15	Income	Gain/(Loss)

SPDR S&P Oil & Gas Equipment & Services ETF	$58,046,781	$45,225,470	45,225,470	$66,487,185	66,487,185	$36,785,066	$193,109	$—
SPDR S&P Oil & Gas Exploration & Production ETF	190,435,802	349,890,686	349,890,686	341,269,992	341,269,992	199,056,496	3,889,012	—
SPDR S&P Pharmaceuticals ETF	189,920,559	151,206,215	151,206,215	170,666,385	170,666,385	170,460,389	349,674	—
SPDR S&P Retail ETF	75,238,184	112,382,405	112,382,405	113,458,229	113,458,229	74,162,360	253,809	—
SPDR S&P Semiconductor ETF	12,693,984	12,476,546	12,476,546	18,480,512	18,480,512	6,690,018	31,253	—
SPDR S&P Software & Services ETF	11,166,763	8,731,451	8,731,451	9,639,776	9,639,776	10,258,438	15,985	—
SPDR S&P Telecom ETF	13,333,121	10,372,958	10,372,958	19,564,529	19,564,529	4,141,550	16,956	—
SPDR S&P Transportation ETF	15,742,102	100,310,658	100,310,658	79,033,571	79,033,571	37,019,189	11,989	—
SPDR S&P 1500 Value Tilt ETF	2,882,525	4,796,787	4,796,787	5,251,302	5,251,302	2,428,010	1,295	—
SPDR S&P 1500 Momentum Tilt ETF	4,181,097	7,739,099	7,739,099	9,456,235	9,456,235	2,463,961	1,401	—
SPDR Russell 1000 Low Vol ETF	5,140,535	9,998,643	9,998,643	10,399,733	10,399,733	4,739,445	1,865	—
SPDR Russell 2000 Low Vol ETF	7,539,941	5,452,062	5,452,062	6,213,075	6,213,075	6,778,928	6,810	—
SPDR Wells Fargo Preferred Stock ETF	33,580,841	61,547,858	61,547,858	49,142,660	49,142,660	45,986,039	50,238	—
SPDR Barclays 1-3 Month T-Bill ETF	19,380,000	1,902,547,320	1,902,547,320	1,921,927,320	1,921,927,320	—	75,690	—
SPDR Barclays TIPS ETF	—	15,474,124	15,474,124	10,157,749	10,157,749	5,316,375	403	—
SPDR Barclays 1-10 Year TIPS ETF	—	13,314,085	13,314,085	9,796,966	9,796,966	3,517,119	—	—
SPDR Barclays Short Term Treasury ETF	1,641,871	5,313,342	5,313,342	5,027,089	5,027,089	1,928,124	179	—
SPDR Barclays Intermediate Term Treasury ETF	8,412,239	29,118,673	29,118,673	29,926,487	29,926,487	7,604,425	1,163	—
SPDR Barclays Long Term Treasury ETF	12,598,498	34,283,276	34,283,276	39,878,585	39,878,585	7,003,189	550	—
SPDR Barclays Short Term Corporate Bond ETF	36,038,010	72,590,220	72,590,220	75,014,310	75,014,310	33,613,920	18,277	—
SPDR Barclays Intermediate Term Corporate Bond ETF	13,258,758	15,493,830	15,493,830	11,630,660	11,630,660	17,121,928	13,951	—
SPDR Barclays Long Term Corporate Bond ETF	1,763,785	1,658,723	1,658,723	2,782,315	2,782,315	640,193	652	—
SPDR Barclays Issuer Scored Corporate Bond ETF	1,478,260	1,670,028	1,670,028	2,157,858	2,157,858	990,430	729	—
SPDR Barclays Convertible Securities ETF	241,717,685	278,514,246	278,514,246	324,810,012	324,810,012	195,421,919	239,451	—
SPDR Barclays Aggregate Bond ETF	15,822,708	28,747,402	28,747,402	32,342,166	32,342,166	12,227,944	4,899	—
SPDR Barclays International Treasury Bond ETF	2,128,374	1,321,240	1,321,240	3,449,614	3,449,614	—	693	—
SPDR Barclays International Corporate Bond ETF	—	240,540	240,540	240,540	240,540	—	16	—
SPDR Barclays Emerging Markets Local Bond ETF	—	41,700	41,700	28,500	28,500	13,200	2	—
SPDR Barclays High Yield Bond ETF	474,507,940	397,131,715	397,131,715	373,166,675	373,166,675	498,472,980	847,849	—
SPDR Barclays Short Term High Yield Bond ETF	236,207,300	174,416,383	174,416,383	173,628,765	173,628,765	236,994,918	513,151	—
SPDR Barclays Investment Grade Floating Rate ETF	4,069,225	5,919,610	5,919,610	6,934,800	6,934,800	3,054,035	2,090	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/15	Cost	Shares	Proceeds	Shares	9/30/15	Income	Gain/(Loss)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	$1,485,710	$1,787,760	1,787,760	$2,009,460	2,009,460	$1,264,010	$1,350	$—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	2,907,458	2,278,045	2,278,045	3,768,740	3,768,740	1,416,763	1,816	—

	Value at	Purchased	Purchased	Sold	Sold	Value at		Realized
State Street Institutional U.S. Government Money Market Fund	6/30/15	Cost	Shares	Proceeds	Shares	9/30/15	Income	Gain/(Loss)

SPDR Global Dow ETF	$—	$2,742	2,742	$—	—	$2,742	$—	$—
SPDR Barclays Short Term Corporate Bond ETF	—	67,131,982	67,131,982	—	—	67,131,982	—	—
SPDR Barclays International High Yield Bond ETF	—	228,618	228,618	—	—	228,618	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	136,336	136,336	—	—	136,336	—	—

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 3000 ETF	$236,809,701	$34,910,841	$21,024,099	$13,886,742
SPDR Russell 1000 ETF	71,185,241	11,757,241	3,657,690	8,099,551
SPDR Russell 2000 ETF	72,745,817	3,062,108	11,644,453	(8,582,345)
SPDR S&P 500 Buyback ETF	10,394,368	164,354	1,564,818	(1,400,464)
SPDR S&P 500 Growth ETF	474,005,258	78,630,024	19,401,894	59,228,130
SPDR S&P 500 Value ETF	222,597,357	13,183,296	23,955,589	(10,772,293)
SPDR Russell Small Cap Completeness ETF	79,002,882	13,023,102	9,228,691	3,794,411
SPDR S&P 400 Mid Cap Growth ETF	250,132,770	23,256,751	15,856,896	7,399,855
SPDR S&P 400 Mid Cap Value ETF	156,783,474	6,363,974	16,557,767	(10,193,793)
SPDR S&P 600 Small Cap ETF	422,925,144	50,505,554	44,863,885	5,641,669
SPDR S&P 600 Small Cap Growth ETF	627,737,217	57,198,914	45,600,996	11,597,918
SPDR S&P 600 Small Cap Value ETF	427,086,005	34,503,843	51,346,980	(16,843,137)
SPDR Global Dow ETF	108,527,655	14,783,429	18,207,627	(3,424,198)
SPDR Dow Jones REIT ETF	2,610,452,512	489,430,253	74,944,788	414,485,465
SPDR S&P Bank ETF	2,826,970,239	178,295,930	85,945,023	92,350,907
SPDR S&P Capital Markets ETF	167,260,162	6,635,814	24,568,175	(17,932,361)
SPDR S&P Insurance ETF	605,425,970	26,649,909	31,583,401	(4,933,492)
SPDR S&P Regional Banking ETF	2,722,709,607	18,596,218	174,237,530	(155,641,312)
SPDR Morgan Stanley Technology ETF	377,066,830	68,637,321	14,779,581	53,857,740
SPDR S&P Dividend ETF	11,182,079,664	2,124,946,984	506,288,586	1,618,658,398
SPDR S&P Aerospace & Defense ETF	141,038,787	1,963,336	15,918,011	(13,954,675)
SPDR S&P Biotech ETF	3,216,925,941	18,780,061	799,918,895	(781,138,834)
SPDR S&P Health Care Equipment ETF	50,324,939	10,352,461	3,289,178	7,063,283

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Health Care Services ETF	$214,896,974	$8,068,573	$19,702,270	$(11,633,697)
SPDR S&P Homebuilders ETF	2,203,803,040	17,088,343	167,873,875	(150,785,532)
SPDR S&P Metals & Mining ETF	503,245,524	—	238,252,071	(238,252,071)
SPDR S&P Oil & Gas Equipment & Services ETF	334,158,390	1,725,016	121,502,423	(119,777,407)
SPDR S&P Oil & Gas Exploration & Production ETF	2,140,703,406	1,290,891	652,756,541	(651,465,650)
SPDR S&P Pharmaceuticals ETF	1,130,870,489	63,712,826	221,875,027	(158,162,201)
SPDR S&P Retail ETF	1,247,712,931	1,856,788	231,235,059	(229,378,271)
SPDR S&P Semiconductor ETF	138,355,488	1,414,928	27,448,917	(26,033,989)
SPDR S&P Software & Services ETF	60,865,225	5,857,335	4,834,982	1,022,353
SPDR S&P Telecom ETF	29,768,058	394,230	4,783,501	(4,389,271)
SPDR S&P Transportation ETF	350,281,068	13,139,427	65,901,785	(52,762,358)
SPDR S&P 1500 Value Tilt ETF	6,564,943	193,882	536,848	(342,966)
SPDR S&P 1500 Momentum Tilt ETF	14,497,885	983,313	630,858	352,455
SPDR Russell 1000 Low Vol ETF	32,506,022	1,073,985	1,259,126	(185,141)
SPDR Russell 2000 Low Vol ETF	40,378,137	1,475,000	2,692,215	(1,217,215)
SPDR MSCI USA Quality Mix ETF	5,997,526	123,163	543,923	(420,760)
SPDR Wells Fargo Preferred Stock ETF	328,558,811	1,791,588	3,707,770	(1,916,182)
SPDR Barclays 1-3 Month T-Bill ETF	3,065,173,965	19,184	101,195	(82,011)
SPDR Barclays TIPS ETF	656,792,121	2,753,824	15,962,038	(13,208,214)
SPDR Barclays 0-5 Year TIPS ETF	3,927,256	6,576	64,593	(58,017)
SPDR Barclays 1-10 Year TIPS ETF	24,972,778	—	455,474	(455,474)
SPDR Barclays Short Term Treasury ETF	72,965,669	280,254	377	279,877
SPDR Barclays Intermediate Term Treasury ETF	367,026,802	3,038,005	19,815	3,018,190
SPDR Barclays Long Term Treasury ETF	292,202,616	198,328	8,355,334	(8,157,006)
SPDR Barclays Short Term Corporate Bond ETF	3,978,958,079	2,393,761	19,049,022	(16,655,261)
SPDR Barclays Intermediate Term Corporate Bond ETF	880,611,746	6,812,175	8,295,859	(1,483,684)
SPDR Barclays Long Term Corporate Bond ETF	230,773,664	1,336,903	14,968,954	(13,632,051)
SPDR Barclays Issuer Scored Corporate Bond ETF	23,285,596	149,987	633,686	(483,699)
SPDR Barclays Convertible Securities ETF	2,925,894,329	160,648,526	241,709,270	(81,060,744)
SPDR Barclays Mortgage Backed Bond ETF	201,158,640	1,608,988	214,062	1,394,926
SPDR Barclays Aggregate Bond ETF	1,045,643,900	17,042,205	8,343,544	8,698,661
SPDR Nuveen Barclays Municipal Bond ETF	1,453,323,468	38,281,948	2,607,642	35,674,306
SPDR Nuveen Barclays California Municipal Bond ETF	90,853,180	3,295,735	195,880	3,099,855
SPDR Nuveen Barclays New York Municipal Bond ETF	27,514,407	760,389	123,826	636,563
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,604,952,359	15,335,643	419,096	14,916,547
SPDR Nuveen S&P High Yield Municipal Bond ETF	346,211,191	14,432,115	8,062,394	6,369,721
SPDR Nuveen Barclays Build America Bond ETF	49,764,806	149,092	2,355,949	(2,206,857)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2015 (Unaudited)

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR DB International Government Inflation-Protected Bond ETF	$744,384,763	$30,577,261	$84,164,155	$(53,586,894)
SPDR Barclays Short Term International Treasury Bond ETF	189,028,146	486,032	13,850,786	(13,364,754)
SPDR Barclays International Treasury Bond ETF	1,640,448,009	18,846,509	171,893,666	(153,047,157)
SPDR Barclays International Corporate Bond ETF	194,456,310	178,687	22,411,685	(22,232,998)
SPDR Barclays Emerging Markets Local Bond ETF	88,320,298	350,341	18,506,664	(18,156,323)
SPDR Barclays International High Yield Bond ETF	26,346,269	64,087	3,408,102	(3,344,015)
SPDR Barclays High Yield Bond ETF	10,512,013,824	8,674,383	1,022,749,004	(1,014,074,621)
SPDR Barclays Short Term High Yield Bond ETF	3,865,085,811	1,097,411	351,800,062	(350,702,651)
SPDR Barclays Investment Grade Floating Rate ETF	388,920,115	350,209	981,983	(631,774)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	22,157,433	169,950	2,176,806	(2,006,856)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	39,990,320	285,839	1,848,379	(1,562,540)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
Date: November 25, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)
Date: November 25, 2015

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)
Date: November 25, 2015